UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – June 30, 2008

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

2008 Certified Semi-Annual

Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

EQ ADVISORS TRUST

SEMI-ANNUAL REPORT

June 30, 2008

ALL ASSET ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/International Core PLUS Portfolio	10.5%
EQ/BlackRock Basic Value Equity Portfolio	7.1
EQ/Marsico Focus Portfolio	6.7
EQ/BlackRock International Value Portfolio	4.5
Multimanager Large Cap Core Equity Portfolio	4.5
EQ/Short Duration Bond Portfolio	4.4
EQ/AXA Rosenberg Long/Short Value Portfolio	4.4
Multimanager Core Bond Portfolio	4.3
EQ/Van Kampen Emerging Markets Equity Portfolio	4.1
EQ/Long Term Bond Portfolio	4.0
EQ/Van Kampen Real Estate Portfolio	3.8
EQ/PIMCO Real Return Portfolio	3.8
Multimanager Large Cap Value Portfolio	3.6
EQ/GAMCO Small Company Value Portfolio	3.2
EQ/AllianceBernstein Value Portfolio	2.8
EQ/Davis New York Venture Portfolio	2.6
EQ/Franklin Small Cap Value Portfolio	2.5
iShares S&P North American Natural Resources Sector Index Fund	2.4
EQ/AllianceBernstein Quality Bond Portfolio	2.3
EQ/GAMCO Mergers & Acquisitions Portfolio	2.2
Multimanager International Equity Portfolio	2.2
Multimanager Aggressive Equity Portfolio	2.2
EQ/Evergreen International Bond Portfolio	1.7
Multimanager Mid Cap Value Portfolio	1.7
Multimanager Small Cap Growth Portfolio	1.6
iShares COMEX Gold Trust	1.4
Multimanager High Yield Portfolio	1.0
iShares S&P Global Energy Sector Index Fund	0.9
Multimanager Mid Cap Growth Portfolio	0.7
iShares S&P World Ex-U.S. Property Index Fund	0.7
EQ/JPMorgan Core Bond Portfolio	0.6
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	0.6
iShares MSCI EAFE Small Cap Index Fund	0.5
iShares Silver Trust	0.4
Multimanager Small Cap Value Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IB
Actual	$1,000.00	$938.90	$1.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Franklin Income Portfolio	35.4%
EQ/Templeton Growth Portfolio	32.6
EQ/Mutual Shares Portfolio	32.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$885.30	$0.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.86	0.00
Class IB
Actual	1,000.00	884.30	1.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.62	1.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.00% and 0.25%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period for the hypothetical example).

EQ/INTERNATIONAL ETF PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
iShares MSCI EAFE Index Fund	24.5%
iShares S&P Europe 350 Index Fund	17.9
iShares MSCI Emerging Markets Index Fund	10.0
iShares MSCI Japan Index Fund	9.3
iShares MSCI Germany Index Fund	7.2
iShares MSCI Italy Index Fund	5.4
iShares MSCI France Index Fund	3.8
iShares MSCI Spain Index Fund	3.7
iShares MSCI Pacific ex-Japan Index Fund	2.7
iShares MSCI BRIC Index Fund	2.2
iShares MSCI Austria Investable Market Index Fund	2.0
iShares FTSE/Xinhua China 25 Index Fund	1.7
iShares MSCI Singapore Index Fund	1.7
iShares MSCI Canada Index Fund	1.6
iShares MSCI Australia Index Fund	1.4
iShares MSCI Sweden Index Fund	1.1
iShares MSCI Belgium Investable Market Index Fund	1.1
iShares MSCI Netherlands Investable Market Index Fund	1.0
iShares MSCI Hong Kong Index Fund	0.9
iShares MSCI Mexico Investable Market Index Fund	0.5
iShares S&P Latin America 40 Index Fund	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$895.00	$1.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.01
Class IB
Actual	1,000.00	894.10	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.40% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Bond Index Portfolio	61.3%
EQ/Equity 500 Index Portfolio	11.3
EQ/PIMCO Real Return Portfolio	7.3
EQ/Evergreen International Bond Portfolio	6.8
Multimanager High Yield Portfolio	5.8
EQ/International Core PLUS Portfolio	4.2
EQ/International ETF Portfolio	1.1
EQ/Large Cap Core PLUS Portfolio	1.1
EQ/Large Cap Growth PLUS Portfolio	0.9
EQ/Mid Cap Value PLUS Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on January 2, 2008, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/08	Expenses Paid During Period* Ended 6/30/08
Class IA
Actual	$1,000.00	$987.00	$0.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	0.50
Class IB
Actual	1,000.00	986.00	0.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.01

†	Portfolio commenced operations on January 2, 2008.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 180/366 (to reflect actual days in the period for the actual example) and multiplied by 182/366 (to reflect the one-half year period for the hypothetical example).

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Bond Index Portfolio	43.2%
EQ/Equity 500 Index Portfolio	20.1
EQ/International Core PLUS Portfolio	9.5
EQ/PIMCO Real Return Portfolio	6.4
EQ/Evergreen International Bond Portfolio	5.8
Multimanager High Yield Portfolio	4.8
EQ/International ETF Portfolio	3.2
EQ/Small Company Index Portfolio	2.4
EQ/Large Cap Core PLUS Portfolio	2.3
EQ/Large Cap Growth PLUS Portfolio	1.2
EQ/Van Kampen Emerging Markets Equity Portfolio	0.6
EQ/Mid Cap Value PLUS Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on January 2, 2008, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/08	Expenses Paid During Period* Ended 6/30/08
Class IA
Actual	$1,000.00	$969.00	$0.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	0.50
Class IB
Actual	1,000.00	969.00	0.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.01

†	Portfolio commenced operations on January 2, 2008.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 180/366 (to reflect actual days in the period for the actual example) and multiplied by 182/366 (to reflect the one-half year period for the hypothetical example).

CROSSINGS MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Bond Index Portfolio	35.9%
EQ/Equity 500 Index Portfolio	18.2
EQ/International Core PLUS Portfolio	9.9
EQ/Large Cap Core PLUS Portfolio	7.9
EQ/PIMCO Real Return Portfolio	5.4
EQ/Small Company Index Portfolio	5.3
EQ/Evergreen International Bond Portfolio	4.8
Multimanager High Yield Portfolio	3.9
EQ/International ETF Portfolio	3.5
EQ/Van Kampen Emerging Markets Equity Portfolio	3.3
EQ/Large Cap Growth PLUS Portfolio	1.4
EQ/Mid Cap Value PLUS Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on January 2, 2008, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/08	Expenses Paid During Period* Ended 6/30/08
Class IA
Actual	$1,000.00	$957.00	$0.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	0.50
Class IB
Actual	1,000.00	956.00	0.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.01

†	Portfolio commenced operations on January 2, 2008.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 180/366 (to reflect actual days in the period for the actual example) and multiplied by 182/366 (to reflect the one-half year period for the hypothetical example).

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Bond Index Portfolio	29.5%
EQ/Equity 500 Index Portfolio	20.5
EQ/Large Cap Core PLUS Portfolio	17.5
EQ/International Core PLUS Portfolio	13.8
EQ/Small Company Index Portfolio	7.6
EQ/International ETF Portfolio	5.1
EQ/Van Kampen Emerging Markets Equity Portfolio	3.6
EQ/Large Cap Growth PLUS Portfolio	1.7
EQ/Mid Cap Value PLUS Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on January 2, 2008, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/08	Expenses Paid During Period* Ended 6/30/08
Class IA
Actual	$1,000.00	$936.00	$0.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	0.50
Class IB
Actual	1,000.00	936.00	0.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.00

†	Portfolio commenced operations on January 2, 2008.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 180/366 (to reflect actual days in the period for the actual example) and multiplied by 182/366 (to reflect the one-half year period for the hypothetical example).

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Equity 500 Index Portfolio	27.6%
EQ/International Core PLUS Portfolio	20.3
EQ/Large Cap Core PLUS Portfolio	20.2
EQ/Small Company Index Portfolio	9.7
EQ/Bond Index Portfolio	8.9
EQ/International ETF Portfolio	5.9
EQ/Van Kampen Emerging Markets Equity Portfolio	4.7
EQ/Large Cap Growth PLUS Portfolio	2.0
EQ/Mid Cap Value PLUS Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on January 2, 2008, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/08	Expenses Paid During Period* Ended 6/30/08
Class IA
Actual	$1,000.00	$920.00	$0.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	0.50
Class IB
Actual	1,000.00	920.00	0.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.00

†	Portfolio commenced operations on January 2, 2008.
*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 180/366 (to reflect actual days in the period for the actual example) and multiplied by 182/366 (to reflect the one-half year period for the hypothetical example).

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	23.0%
Financials	17.2
Energy	13.2
Health Care	11.2
Consumer Discretionary	9.7
Industrials	9.1
Consumer Staples	8.2
Telecommunication Services	4.6
Materials	2.6
Utilities	0.0#
Cash and Other	1.2

Total	100.0%

# Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$819.40	$2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.07
Class IB
Actual	1,000.00	818.50	3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.32

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	86.0%
Asset-Backed and Mortgage-Backed Securities	11.9
Cash and Other	2.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$1,010.10	$3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.68	3.22
Class IB
Actual	1,000.00	1,008.10	4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.44	4.47

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.64% and 0.89%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	20.1%
Materials	17.6
Energy	14.2
Industrials	10.2
Consumer Staples	6.9
Consumer Discretionary	6.5
Telecommunication Services	6.3
Utilities	6.3
Health Care	5.9
Information Technology	4.4
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$893.60	$4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27
Class IB
Actual	1,000.00	892.60	5.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	32.0%
Health Care	19.3
Energy	11.4
Financials	9.6
Consumer Staples	8.8
Industrials	7.6
Materials	6.5
Consumer Discretionary	2.7
Telecommunication Services	1.4
Cash and Other	0.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$885.90	$3.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class IB
Actual	1,000.00	883.60	4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	36.5%
Corporate Bonds	37.8
Asset-Backed and Mortgage-Backed Securities	19.1
Foreign Government Securities	2.2
Preferred Stocks	0.2
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$999.00	$3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27
Class IB
Actual	1,000.00	997.00	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Industrials	23.5%
Information Technology	23.1
Health Care	19.9
Consumer Discretionary	12.6
Energy	11.6
Financials	5.2
Telecommunication Services	2.0
Cash and Other	2.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$883.50	$4.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.42
Class IB
Actual	1,000.00	882.60	5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.67

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.87% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	24.8%
Energy	23.1
Consumer Staples	9.5
Telecommunication Services	8.6
Health Care	8.1
Consumer Discretionary	7.9
Industrials	6.8
Materials	5.1
Information Technology	3.9
Utilities	0.8
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$826.90	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52
Class IB
Actual	1,000.00	826.10	4.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/ARIEL APPRECIATION II PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Consumer Discretionary	24.4%
Financials	24.2
Industrials	11.8
Information Technology	11.5
Health Care	11.2
Consumer Staples	9.0
Cash and Other	7.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$886.60	$4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class IB
Actual	1,000.00	885.80	5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

Sector Weightings as of 6/30/08 (Long Positions)	% of Net Assets
Industrials	17.4%
Information Technology	16.6
Financials	15.9
Consumer Discretionary	14.4
Energy	10.6
Health Care	7.6
Materials	5.5
Consumer Staples	3.4
Utilities.	2.5
Telecommunication Services	1.1
Cash and Other	5.0

Total	100.0%

Sector Weightings as of 6/30/08 (Short Positions)	% of Investments
Financials	26.3%
Consumer Discretionary	18.8
Health Care	16.8
Information Technology	16.7
Industrials	8.2
Consumer Staples	4.9
Materials	2.8
Energy	2.7
Utilities	1.9
Telecommunication Services	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08- 6/30/08
Class IA
Actual	$1,000.00	$1,035.40	$17.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,008.06	16.88
Class IB
Actual	1,000.00	1,034.50	18.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,006.76	18.16

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 3.38% and 3.63%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	18.2%
Information Technology	17.8
Energy	14.2
Health Care	12.2
Consumer Staples	9.7
Industrials	9.4
Consumer Discretionary	5.9
Telecommunication Services	5.3
Materials	4.7
Utilities	2.6
Cash and Other	0.0#

Total	100.0%

# Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$876.10	$3.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.48	3.42
Class IB
Actual	1,000.00	874.50	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.24	4.67

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	19.7%
Materials	14.8
Industrials	11.1
Telecommunication Services	9.5
Energy	8.9
Utilities	8.6
Consumer Staples	8.5
Health Care	7.6
Consumer Discretionary	4.9
Information Technology	3.5
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$882.80	$4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	881.00	5.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/BOND INDEX PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	69.8%
Corporate Bonds	20.7
Asset-Backed and Mortgage-Backed Securities	5.2
Foreign Government and Supranational Securities	2.3
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$1,009.90	$2.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.63	2.26
Class IB
Actual	1,000.00	1,008.90	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.45% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	22.1%
Energy	20.2
Industrials	10.2
Consumer Discretionary	7.7
Utilities	7.2
Consumer Staples	6.5
Health Care	6.5
Telecommunication Services	5.9
Information Technology	4.8
Materials	3.9
Exchange Traded Fund	0.8
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$873.10	$3.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class IB
Actual	1,000.00	872.00	4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	26.0%
Health Care	23.3
Financials	17.2
Energy	12.6
Industrials	5.8
Consumer Discretionary	5.2
Materials	4.4
Telecommunication Services	3.2
Utilities	1.2
Consumer Staples	0.7
Cash and Other	0.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$852.20	$3.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class IB
Actual	1,000.00	851.60	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	31.7%
Health Care	18.4
Consumer Discretionary	12.2
Industrials	10.5
Financials	7.7
Consumer Staples	6.9
Energy	6.0
Materials	2.4
Telecommunication Services	2.0
Utilities	0.4
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$892.00	$3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52
Class IB
Actual	1,000.00	890.40	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	16.3%
Health Care	15.8
Energy	13.2
Financials	12.7
Industrials	11.3
Consumer Staples	9.5
Consumer Discretionary	8.5
Materials	5.4
Telecommunication Services	4.5
Utilities	2.4
Cash and Other	0.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$891.10	$3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52
Class IB
Actual	1,000.00	889.80	4.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
Corporate Bonds	89.1%
Convertible Bonds	0.5
Equities	0.2
Cash and Other	10.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IB
Actual	$1,000.00	$1,000.00	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	28.2%
Energy	18.9
Consumer Staples	13.3
Consumer Discretionary	9.9
Information Technology	9.6
Industrials	4.4
Health Care	3.6
Materials	3.0
Telecommunication Services	0.5
Utilities	0.2
Cash and Other	8.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$882.30	$4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	881.40	5.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/EQUITY 500 INDEX PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	16.4%
Energy	16.2
Financials	14.2
Health Care	11.9
Industrials	11.1
Consumer Staples	10.8
Consumer Discretionary	8.1
Utilities	4.0
Materials	3.9
Telecommunication Services	3.3
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$879.10	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.97	1.91
Class IB
Actual	1,000.00	878.10	2.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.73	3.17

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.38% and 0.63%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Foreign Government Securities	54.4%
Corporate Bonds	42.6
Cash and Other	3.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08- 6/30/08
Class IA
Actual	$1,000.00	$1,043.70	$4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27
Class IB
Actual	1,000.00	1,041.80	5.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/EVERGREEN OMEGA PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	36.9%
Health Care	21.8
Consumer Discretionary.	16.7
Financials	7.6
Industrials	7.3
Consumer Staples	6.5
Energy	1.5
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$908.60	$4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class IB
Actual	1,000.00	907.50	5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/FI MID CAP PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Energy	25.4%
Industrials	17.1
Information Technology	13.9
Consumer Discretionary	10.2
Materials	8.3
Consumer Staples	6.4
Health Care	5.6
Telecommunication Services	2.9
Financials	2.3
Utilities	1.7
Cash and Other	6.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$919.70	$3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class IB
Actual	1,000.00	917.70	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/FRANKLIN INCOME PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
Corporate Bonds	48.8%
Common Stock	34.6
Convertible Preferred Stocks	8.1
U.S. Government and Agency	3.0
Preferred Stocks	2.4
Convertible Bonds	1.7
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$951.40	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.69	5.22
Class IB
Actual	1,000.00	950.40	6.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.47

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Industrials	29.2%
Consumer Discretionary	23.0
Financials	15.6
Energy	9.2
Materials	9.0
Information Technology	5.6
Health Care	2.0
Utilities	1.9
Consumer Staples	1.2
Cash and Other	3.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$920.70	$5.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	919.70	6.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	11.4%
Industrials	10.8
Consumer Discretionary	10.4
Financials	9.7
Utilities	8.9
Consumer Staples	7.3
Health Care	5.9
Telecommunication Services	5.7
Materials	2.2
Energy	0.8
Cash and Other	26.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$960.70	$5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.57
Class IB
Actual	1,000.00	959.90	6.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.82

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.11% and 1.36%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period ).

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Industrials	22.8%
Consumer Discretionary	14.8
Information Technology	8.6
Health Care	8.3
Consumer Staples	6.7
Materials	5.8
Utilities	5.7
Financials	5.6
Telecommunication Services	3.7
Energy	2.3
Cash and Other	15.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$909.60	$4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.42
Class IB
Actual	1,000.00	908.50	5.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.67

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.86% and 1.11%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/GOVERNMENT SECURITIES PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	84.4%
Asset-Backed and Mortgage-Backed Securities	24.8
Corporate Bonds	8.2
Cash and Other	(17.4)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$1,017.30	$3.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Energy	19.5%
Materials	17.7
Financials	14.7
Industrials	10.4
Exchange Traded Funds	8.9
Consumer Staples	6.8
Consumer Discretionary	5.5
Health Care	4.0
Utilities	3.9
Telecommunication Services	3.3
Information Technology	3.0
Cash and Other	2.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$970.20	$4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27
Class IB
Actual	1,000.00	969.50	5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/INTERNATIONAL GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Materials	15.1%
Consumer Staples	13.8
Financials	13.8
Information Technology	12.5
Health Care	10.7
Energy	9.2
Consumer Discretionary	8.8
Industrials	6.8
Telecommunication Services	5.3
Utilities	1.3
Cash and Other	2.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IB
Actual	$1,000.00	$906.10	$6.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.20	6.72

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.34% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/JPMORGAN CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	59.5%
Corporate Bonds	29.4
Asset-Backed and Mortgage-Backed Securities	28.6
Commercial Paper	14.3
Foreign Government Securities	2.9
Cash and Other	(34.7)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$958.30	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.03	2.87
Class IB
Actual	1,000.00	957.40	3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.12

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.57% and 0.82%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	23.1%
Energy	17.5
Health Care	11.4
Industrials	9.0
Consumer Staples	8.4
Consumer Discretionary	7.9
Utilities	6.0
Information Technology	5.3
Telecommunication Services	4.9
Materials	3.7
Cash and Other	2.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$833.20	$3.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52
Class IB
Actual	1,000.00	831.90	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/LARGE CAP CORE PLUS PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Energy	13.7%
Information Technology	13.7
Financials	13.0
Health Care	10.9
Exchange Traded Funds	10.0
Industrials	9.3
Consumer Staples	9.3
Consumer Discretionary	7.9
Telecommunication Services	4.6
Materials	3.8
Utilities	2.4
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$876.70	$3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52
Class IB
Actual	1,000.00	875.70	4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	23.2%
Industrials	13.0
Energy	11.9
Exchange Traded Funds	9.6
Consumer Discretionary	9.4
Health Care	8.2
Consumer Staples	8.0
Materials	6.3
Financials	5.0
Telecommunications Services	2.1
Utilities	1.4
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$902.90	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52
Class IB
Actual	1,000.00	899.70	4.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	29.7%
Financials	19.6
Consumer Discretionary	19.2
Health Care	12.2
Utilities	8.5
Industrials	3.9
Telecommunication Services	3.7
Materials	0.4
Cash and Other	2.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 6/30/08
Class IA
Actual	$1,000.00	$722.90	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class IB
Actual	1,000.00	722.10	4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/LONG TERM BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	44.4%
Corporate Bonds	42.9
Asset-Backed and Mortgage-Backed Securities	19.9
Foreign Government Securities	0.1
Cash and Other	(7.3)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$992.70	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.56
Class IB
Actual	1,000.00	992.00	3.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.82

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.51% and 0.76%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	26.1%
Consumer Staples	14.5
Energy	12.2
Industrials	12.1
Health Care	10.4
Information Technology	10.4
Materials	6.4
Consumer Discretionary	4.3
Telecommunication Services	1.7
Utilities	0.9
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$849.40	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class IB
Actual	1,000.00	848.70	4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Consumer Staples	17.8%
Information Technology	16.6
Health Care	14.8
Financials	12.5
Energy	10.1
Industrials	7.7
Materials	5.7
Consumer Discretionary	4.6
Utilities	4.4
Telecommunication Services	2.8
Cash and Other	3.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$897.50	$3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class IB
Actual	1,000.00	896.00	4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.9	5.02

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Consumer Discretionary	15.2%
Industrials	11.0
Utilities	10.7
Telecommunication Services	10.3
Information Technology	10.1
Materials	10.0
Health Care	7.8
Energy	7.6
Consumer Staples	6.9
Financials	4.8
Cash and Other	5.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$870.20	$3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class IB
Actual	1,000.00	868.70	4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/MARSICO FOCUS PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	17.7%
Consumer Discretionary	14.3
Energy	13.0
Industrials	12.9
Financials	11.7
Materials	6.2
Telecommunication Services	5.3
Consumer Staples	4.4
Health Care	3.9
Cash and Other	10.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$876.80	$4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class IB
Actual	1,000.00	875.40	5.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/MID CAP VALUE PLUS PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	22.0%
Exchange Traded Funds	10.4
Consumer Discretionary	10.2
Utilities	10.1
Information Technology	8.9
Industrials	8.8
Materials	7.8
Energy	7.0
Consumer Staples	6.4
Health Care	5.6
Telecommunication Services	1.4
Preferred Stocks	0.2
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$893.20	$3.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class IB
Actual	1,000.00	891.40	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/MONEY MARKET PORTFOLIO

Distribution of Assets by Sector	% of
as of 6/30/08	Net Assets
Commercial Paper	44.4%
Certificates of Deposit	39.8
Time Deposits	9.0
Variable Rate Securities	4.3
Bank Note	2.2
Cash and Other	0.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$1,015.70	$2.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.63	2.26
Class IB
Actual	1,000.00	1,014.50	3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.45% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

Sector Weightings	% of
as of 6/30/08	Net Assets
Information Technology	25.6%
Consumer Staples	23.1
Health Care	16.1
Energy	19.4
Consumer Discretionary	6.6
Industrials	6.2
Financials	2.0
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$932.90	$4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class IB
Actual	1,000.00	931.50	5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/MUTUAL SHARES PORTFOLIO

Sector Weightings	% of
as of 6/30/08	Net Assets
Consumer Staples	20.6%
Financials	17.8
Consumer Discretionary	12.7
Information Technology	8.7
Industrials	8.3
Health Care	6.2
Materials	6.1
Utilities	5.0
Energy	3.9
Telecommunication Services	2.1
Cash and Other	8.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$846.60	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	845.20	5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/OPPENHEIMER GLOBAL PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	26.3%
Consumer Discretionary	18.2
Industrials	13.5
Financials	12.8
Consumer Staples	9.3
Health Care	7.0
Energy	6.7
Telecommunication Services	4.0
Utilities	1.3
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$866.70	$5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class IB
Actual	1,000.00	865.00	6.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	6.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Energy	21.8%
Information Technology	21.3
Industrials	13.9
Consumer Discretionary	10.2
Financials	9.0
Materials	7.7
Health Care	5.6
Consumer Staples	5.1
Telecommunication Services	3.2
Utilities	1.6
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$901.10	$4.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	899.20	6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	21.4%
Industrials	20.4
Consumer Discretionary	13.5
Financials	12.6
Energy	8.9
Materials	7.7
Health Care	6.8
Consumer Staples	3.4
Telecommunication Services	1.8
Utilities	1.7
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$905.20	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class IB
Actual	1,000.00	904.00	6.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/PIMCO REAL RETURN PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	118.2%
Commercial Paper	35.4
Corporate Bonds	22.2
Asset-Backed and Mortgage-Backed Securities	13.6
Municipal Securities	0.8
Foreign Government Securities	0.6
Convertible Preferred Stocks	0.1
Cash and Other	(90.9)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$1,047.50	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27
Class IB
Actual	1,000.00	1,045.50	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/SHORT DURATION BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
Asset-Backed and Mortgage-Backed Securities	50.9%
U.S. Government and Agency	24.2
Corporate Bonds	14.9
Cash and Other	10.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$1,014.90	2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.77
Class IB
Actual	1,000.00	1,013.90	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.55% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/SMALL COMPANY INDEX PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	18.2%
Information Technology	17.3
Industrials	16.4
Health Care	13.0
Consumer Discretionary	11.9
Energy	9.2
Materials	4.6
Utilities	3.4
Consumer Staples	3.2
Telecommunication Services	1.4
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$907.80	$1.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.11
Class IB
Actual	1,000.00	907.00	3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.53	3.37

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.42% and 0.67%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets

Information Technology	25.6%
Health Care	18.1
Energy	12.5
Consumer Discretionary	8.9
Industrials	8.0
Consumer Staples	6.9
Materials	6.2
Financials	6.1
Telecommunication Services	6.1
Utilities	0.8
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$907.20	$4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class IB
Actual	1,000.00	906.20	5.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by 182/366 (to reflect the one- half year period).

EQ/TEMPLETON GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets

Information Technology	18.2%
Consumer Discretionary	16.6
Financials	13.4
Health Care	12.8
Industrials	12.6
Energy	9.4
Telecommunication Services	7.0
Consumer Staples	1.5
Materials	1.0
Cash and Other	7.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$857.30	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class IB
Actual	1,000.00	856.40	6.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	6.77

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/UBS GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets

Health Care	17.4%
Financials	15.6
Consumer Discretionary	15.6
Industrials	14.6
Information Technology	14.5
Energy	12.3
Utilities	5.0
Consumer Staples	2.1
Telecommunication Services	2.0
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IB
Actual	$1,000.00	$883.00	$4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	23.7%
Consumer Staples	18.3
Consumer Discretionary	16.9
Health Care	14.7
Information Technology	8.6
Materials	7.3
Telecommunication Services	5.8
Industrials	1.8
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$831.50	$3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class IB
Actual	1,000.00	830.70	4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Energy	22.0%
Financials	20.6
Materials	12.5
Telecommunication Services	9.9
Consumer Discretionary	8.8
Information Technology	8.3
Industrials	7.3
Consumer Staples	4.1
Utilities	2.4
Health Care	0.4
Cash and Other	3.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$835.40	$6.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.95	6.97
Class IB
Actual	1,000.00	834.20	7.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.71	8.22

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.39% and 1.64%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Consumer Discretionary	27.7%
Energy	17.4
Information Technology	14.6
Industrials	9.5
Health Care	9.1
Financials	9.0
Materials	6.2
Utilities	1.9
Telecommunication Services	1.5
Cash and Other	3.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$907.80	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02
Class IB
Actual	1,000.00	906.40	4.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	87.3%
Consumer Discretionary	6.2
Health Care	1.8
Cash and Other	4.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class IA
Actual	$1,000.00	$955.00	$4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.07
Class IB
Actual	1,000.00	953.80	6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.32

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.01% and 1.26%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	850,754	$8,447,571
EQ/AllianceBernstein Value Portfolio‡	860,753	10,159,765
EQ/AXA Rosenberg Value Long/Short Equity Portfolio‡	1,437,772	15,959,269
EQ/BlackRock Basic Value Equity Portfolio‡	1,880,161	25,793,362
EQ/BlackRock International Value Portfolio‡	1,147,872	16,329,899
EQ/Davis New York Venture Portfolio‡	948,859	9,319,136
EQ/Evergreen International Bond Portfolio‡	550,933	6,188,670
EQ/Franklin Small Cap Value Portfolio‡	1,016,855	9,214,466
EQ/GAMCO Mergers & Acquisitions Portfolio‡	684,809	8,040,255
EQ/GAMCO Small Company Value Portfolio‡	410,605	11,780,198
EQ/International Core PLUS Portfolio‡	3,071,068	38,030,523
EQ/JPMorgan Core Bond Portfolio‡	224,353	2,321,194
EQ/Long Term Bond Portfolio‡	1,077,809	14,647,976
EQ/Marsico Focus Portfolio‡	1,570,882	24,377,072
EQ/PIMCO Real Return Portfolio‡	1,238,298	13,654,150
EQ/Short Duration Bond Portfolio‡	1,568,540	16,069,393
EQ/Van Kampen Emerging Markets Equity Portfolio‡	932,040	14,704,413
EQ/Van Kampen Real Estate Portfolio‡	1,757,016	13,789,748
iShares COMEX Gold Trust*	53,490	4,879,893
iShares MSCI EAFE Small Cap Index Fund	42,400	1,880,864
iShares S&P Global Energy Sector Index Fund	21,520	3,283,952
iShares S&P North American Natural Resources Sector Index Fund	56,970	8,727,234
iShares S&P World Ex-U.S. Property Index Fund	66,300	2,588,352
iShares Silver Trust*	7,450	1,285,349
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	25,420	2,190,441
Multimanager Aggressive Equity Portfolio‡	286,136	7,839,602
Multimanager Core Bond Portfolio‡	1,523,855	15,698,094
Multimanager High Yield Portfolio‡	666,046	3,509,829
Multimanager International Equity Portfolio‡	552,427	8,025,174
Multimanager Large Cap Core Equity Portfolio‡	1,595,730	16,168,866
Multimanager Large Cap Value Portfolio‡	1,279,352	13,057,431
Multimanager Mid Cap Growth Portfolio‡	328,898	2,685,064
Multimanager Mid Cap Value Portfolio‡	701,167	6,011,364
Multimanager Small Cap Growth Portfolio‡	754,024	5,783,064

	Number of Shares	Value (Note 1)
Multimanager Small Cap Value Portfolio‡	34,353	$341,733

Total Investment Companies (99.5%) (Cost $393,647,651)		362,783,366

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $1,383,806)	$1,383,806	1,383,806

Total Investments (99.9%) (Cost/Amortized Cost $395,031,457)		364,167,172
Other Assets Less Liabilities (0.1%)		394,803

Net Assets (100%)		$364,561,975

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$14,478,269	$231,105	$6,553,721	$8,447,571	$—	$(256,863)
EQ/AllianceBernstein Value Portfolio	19,953,181	272,715	8,262,231	10,159,765	—	(1,127,946)
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	17,456,068	122,507	2,187,402	15,959,269	—	(51,244)
EQ/BlackRock Basic Value Equity Portfolio	32,918,983	386,123	3,846,825	25,793,362	—	(211,716)
EQ/BlackRock International Value Portfolio	22,010,523	232,567	4,246,470	16,329,899	—	(793,653)
EQ/Davis New York Venture Portfolio	7,854,668	3,079,204	595,838	9,319,136	—	(62,727)
EQ/Evergreen International Bond Portfolio	8,573,901	75,269	2,563,562	6,188,670	—	255,160
EQ/Franklin Small Cap Value Portfolio	15,855,511	188,434	7,328,079	9,214,466	—	(1,516,076)
EQ/GAMCO Mergers & Acquisitions Portfolio	10,482,116	1,151,264	3,572,736	8,040,255	—	(403,983)
EQ/GAMCO Small Company Value Portfolio	13,705,209	12,408	791,064	11,780,198	—	(58,384)
EQ/International Core PLUS Portfolio	44,919,278	445,887	7,516,899	38,030,523	—	(1,542,726)
EQ/JPMorgan Core Bond Portfolio	2,896,992	25,614	507,845	2,321,194	—	(18,879)
EQ/Long Term Bond Portfolio	16,214,536	150,178	1,656,849	14,647,976	—	(44,389)
EQ/Marsico Focus Portfolio	30,786,863	296,303	2,844,463	24,377,072	—	148,626
EQ/PIMCO Real Return Portfolio	13,779,647	66,796	762,954	13,654,150	—	65,970
EQ/Short Duration Bond Portfolio	18,340,048	249,698	2,742,985	16,069,393	—	50,861
EQ/Van Kampen Emerging Markets Equity Portfolio	19,187,311	139,232	1,711,964	14,704,413	—	(161,712)
EQ/Van Kampen Real Estate Portfolio	14,287,213	1,771,771	2,212,484	13,789,748	—	(357,221)
Multimanager Aggressive Equity Portfolio	9,782,244	98,606	568,295	7,839,602	—	72,044
Multimanager Core Bond Portfolio	15,788,140	2,500,740	2,496,036	15,698,094	335,009	12,544
Multimanager High Yield Portfolio	4,134,785	81,113	720,755	3,509,829	—	(74,924)
Multimanager International Equity Portfolio	9,477,811	86,957	543,941	8,025,174	—	(71,001)
Multimanager Large Cap Core Equity Portfolio	21,075,320	227,373	2,523,559	16,168,866	—	(34,878)
Multimanager Large Cap Value Portfolio	7,965,005	7,045,047	651,576	13,057,431	—	(69,714)
Multimanager Mid Cap Growth Portfolio	3,283,849	22,187	350,767	2,685,064	—	(76,589)
Multimanager Mid Cap Value Portfolio	7,139,292	73,877	931,075	6,011,364	—	(195,827)
Multimanager Small Cap Growth Portfolio	—	5,800,000	—	5,783,064	—	—
Multimanager Small Cap Value Portfolio	3,261,125	183,575	3,673,795	341,733	—	(875,367)

	$405,607,888	$25,016,550	$72,364,170	$337,947,281	$335,009	$(7,400,614)

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$24,836,085	$339,331,087	$—	$364,167,172
Other Investments*	—	—	—	—

Total	$24,836,085	$339,331,087	$—	$364,167,172

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$32,523.681
Net Proceeds of Sales and Redemptions:
Investment Companies	$75,448,232

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,831,144
Aggregate gross unrealized depreciation	(38,766,256)

Net unrealized depreciation	$(31,935,112)

Federal income tax cost of investments	$396,102,284

The Portfolio has a net capital loss carryforward of $392,823 of which $383,617 expires in the year 2009, and $9,206 expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Income Portfolio‡	42,027,812	$411,159,914
EQ/Mutual Shares Portfolio‡	40,140,739	371,961,818
EQ/Templeton Growth Portfolio‡	40,433,308	378,768,650

Total Investment Companies (99.8%) (Cost $1,311,686,453)		1,161,890,382

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $775,564)	$775,564	775,564

Value (Note 1)
Total Investments (99.9%) (Cost/Amortized Cost $1,312,462,017)	$1,162,665,946
Other Assets Less Liabilities (0.1%)	822,399

Net Assets (100%)	$1,163,488,345

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Loss
EQ/Franklin Income Portfolio	$274,276,544	$155,155,691	$791,776	$411,159,914	$—	$(73,695)
EQ/Mutual Shares Portfolio	272,728,867	155,155,691	827,817	371,961,818	—	(109,736)
EQ/Templeton Growth Portfolio	272,576,317	155,160,346	825,997	378,768,650	—	(107,894)

	$819,581,728	$465,471,728	$2,445,590	$1,161,890,382	$—	$(291,325)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$1,162,665,946	$—	$1,162,665,946
Other Investments*	—	—	—	—

Total	$—	$1,162,665,946	$—	$1,162,665,946

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$465,471,728
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,154,265

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(149,796,071)

Net unrealized depreciation	(149,796,071)

Federal income tax cost of investments	$1,312,462,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares FTSE/Xinhua China 25 Index Fund	4,820	$633,782
iShares MSCI Australia Index Fund	19,430	518,587
iShares MSCI Austria Investable Market Index Fund	20,970	730,175
iShares MSCI Belgium Investable Market Index Fund	21,360	404,986
iShares MSCI BRIC Index Fund	15,550	810,777
iShares MSCI Canada Index Fund	18,030	599,317
iShares MSCI EAFE Index Fund	132,290	9,088,323
iShares MSCI Emerging Markets Index Fund	27,370	3,710,825
iShares MSCI France Index Fund	43,550	1,403,616
iShares MSCI Germany Index Fund	91,080	2,686,860
iShares MSCI Hong Kong Index Fund	20,290	343,510
iShares MSCI Italy Index Fund	74,640	2,009,309
iShares MSCI Japan Index Fund	276,030	3,444,854
iShares MSCI Mexico Investable Market Index Fund	3,520	200,429
iShares MSCI Netherlands Investable Market Index Fund	15,280	381,542

	Number of Shares	Value (Note 1)
iShares MSCI Pacific ex-Japan Index Fund	7,280	$990,735
iShares MSCI Singapore Index Fund	51,030	631,751
iShares MSCI Spain Index Fund	24,990	1,352,459
iShares MSCI Sweden Index Fund	16,360	419,470
iShares S&P Europe 350 Index Fund	68,280	6,638,181
iShares S&P Latin America 40 Index Fund	340	93,500

Total Investment Companies (97.1%) (Cost $40,779,309)		37,092,988

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $1,255,356)	$1,255,356	1,255,356

Total Investments (100.4%) (Cost/Amortized Cost $42,034,665)		38,348,344
Other Assets Less Liabilities (-0.4%)		(169,341)

Net Assets (100%)		$38,179,003

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$37,092,988	$1,255,356	$—	$38,348,344
Other Investments*	—	—	—	—

Total	$37,092,988	$1,255,356	$—	$38,348,344

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,734,255
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,340,402

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,464
Aggregate gross unrealized depreciation	(3,730,785)

Net unrealized depreciation	$(3,686,321)

Federal income tax cost of investments	$42,034,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	11,833	$120,943
EQ/Equity 500 Index Portfolio‡	974	22,297
EQ/Evergreen International Bond Portfolio‡	1,190	13,367
EQ/International Core PLUS Portfolio‡	669	8,281
EQ/International ETF Portfolio‡	211	2,246
EQ/Large Cap Core PLUS Portfolio ‡	279	2,221
EQ/Large Cap Growth PLUS Portfolio‡	112	1,828
EQ/Mid Cap Value PLUS Portfolio‡	49	453
EQ/PIMCO Real Return Portfolio‡	1,314	14,487

	Number of Shares	Value (Note 1)
Multimanager High Yield Portfolio‡	2,151	$11,333

Total Investments (100.1%) (Cost $200,000)		197,456
Other Assets Less Liabilities (-0.1%)		(147)

Net Assets (100%)		$197,309

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain
EQ/Bond Index Portfolio	$—	$120,500	$—	$120,943	$—	$—
EQ/Equity 500 Index Portfolio	—	25,000	—	22,297	—	—
EQ/Evergreen International Bond Portfolio	—	13,000	—	13,367	—	—
EQ/International Core PLUS Portfolio	—	8,500	—	8,281	—	—
EQ/International ETF Portfolio	—	2,500	—	2,246	—	—
EQ/Large Cap Core PLUS Portfolio	—	2,500	—	2,221	—	—
EQ/Large Cap Growth PLUS Portfolio	—	2,000	—	1,828	—	—
EQ/Mid Cap Value PLUS Portfolio	—	500	—	453	—	—
EQ/PIMCO Real Return Portfolio	—	14,000	—	14,487	—	—
Multimanager High Yield Portfolio	—	11,500	—	11,333	—	—

	$—	$200,000	$—	$197,456	$—	$—

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$197,456	$—	$197,456
Other Investments*	—	—	—	—

Total	$—	$197,456	$—	$197,456

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$200,000
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,296
Aggregate gross unrealized depreciation	(3,840)

Net unrealized depreciation	$(2,544)

Federal income tax cost of investments	$200,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	8,201	$83,826
EQ/Equity 500 Index Portfolio‡	1,694	38,797
EQ/Evergreen International Bond Portfolio‡	1,007	11,310
EQ/International Core PLUS Portfolio‡	1,495	18,511
EQ/International ETF Portfolio‡	583	6,210
EQ/Large Cap Core PLUS Portfolio ‡	558	4,442
EQ/Large Cap Growth PLUS Portfolio‡	140	2,286
EQ/Mid Cap Value PLUS Portfolio‡	98	907
EQ/PIMCO Real Return Portfolio‡	1,126	12,417
EQ/Small Company Index Portfolio‡	438	4,614

	Number of Shares	Value (Note 1)
EQ/Van Kampen Emerging Markets Equity Portfolio‡	77	$1,213
Multimanager High Yield Portfolio‡	1,777	9,362

Total Investments (100.1%) (Cost $200,019)		193,895
Other Assets Less Liabilities (-0.1%)		(145)

Net Assets (100%)		$193,750

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain
EQ/Bond Index Portfolio	$—	$86,000	$2,481	$83,826	$—	$19
EQ/Equity 500 Index Portfolio	—	43,500	—	38,797	—	—
EQ/Evergreen International Bond Portfolio	—	11,000	—	11,310	—	—
EQ/International Core PLUS Portfolio	—	19,000	—	18,511	—	—
EQ/International ETF Portfolio	—	6,750	—	6,210	—	—
EQ/Large Cap Core PLUS Portfolio	—	5,000	—	4,442	—	—
EQ/Large Cap Growth PLUS Portfolio	—	2,500	—	2,286	—	—
EQ/Mid Cap Value PLUS Portfolio	—	1,000	—	907	—	—
EQ/PIMCO Real Return Portfolio	—	12,000	—	12,417	—	—
EQ/Small Company Index Portfolio	—	5,000	—	4,614	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	1,250	—	1,213	—	—
Multimanager High Yield Portfolio	—	9,500	—	9,362	—	—

	$—	$202,500	$2,481	$193,895	$—	$19

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$193,895	$—	$193,895
Other Investments*	—	—	—	—

Total	$—	$193,895	$—	$193,895

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$202,500
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,500

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,034
Aggregate gross unrealized depreciation	(7,158)

Net unrealized depreciation	$(6,124)

Federal income tax cost of investments	$200,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	6,728	$68,770
EQ/Equity 500 Index Portfolio‡	1,519	34,784
EQ/Evergreen International Bond Portfolio‡	824	9,254
EQ/International Core PLUS Portfolio‡	1,532	18,969
EQ/International ETF Portfolio‡	625	6,659
EQ/Large Cap Core PLUS Portfolio‡	1,909	15,187
EQ/Large Cap Growth PLUS Portfolio‡	168	2,742
EQ/Mid Cap Value PLUS Portfolio‡	98	907
EQ/PIMCO Real Return Portfolio‡	938	10,348
EQ/Small Company Index Portfolio‡	963	10,151

	Number of Shares	Value (Note 1)
EQ/Van Kampen Emerging Markets Equity Portfolio‡	399	$6,302
Multimanager High Yield Portfolio‡	1,403	7,391

Total Investments (100.1%) (Cost $199,989)		191,464
Other Assets Less Liabilities (-0.1%)		(144)

Net Assets (100%)		$191,320

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$71,000	$2,481	$68,770	$—	$19
EQ/Equity 500 Index Portfolio	—	39,000	—	34,784	—	—
EQ/Evergreen International Bond Portfolio	—	9,000	—	9,254	—	—
EQ/International Core PLUS Portfolio	—	20,500	1,030	18,969	—	(30)
EQ/International ETF Portfolio	—	7,250	—	6,659	—	—
EQ/Large Cap Core PLUS Portfolio	—	17,000	—	15,187	—	—
EQ/Large Cap Growth PLUS Portfolio	—	3,000	—	2,742	—	—
EQ/Mid Cap Value PLUS Portfolio	—	1,000	—	907	—	—
EQ/PIMCO Real Return Portfolio	—	10,000	—	10,348	—	—
EQ/Small Company Index Portfolio	—	11,000	—	10,151	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	7,250	—	6,302	—	—
Multimanager High Yield Portfolio	—	7,500	—	7,391	—	—

	$—	$203,500	$3,511	$191,464	$—	$(11)

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$191,464	$—	$191,464
Other Investments*	—	—	—	—

Total	$—	$191,464	$—	$191,464

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$203,500
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,500

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$853
Aggregate gross unrealized depreciation	(9,378)

Net unrealized depreciation	$(8,525)

Federal income tax cost of investments	$199,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	5,404	$55,232
EQ/Equity 500 Index Portfolio‡	1,675	38,351
EQ/International Core PLUS Portfolio‡	2,092	25,904
EQ/International ETF Portfolio‡	893	9,515
EQ/Large Cap Core PLUS Portfolio ‡	4,107	32,674
EQ/Large Cap Growth PLUS Portfolio‡	196	3,200
EQ/Mid Cap Value PLUS Portfolio‡	147	1,360
EQ/Small Company Index Portfolio‡	1,357	14,304
EQ/Van Kampen Emerging Markets Equity Portfolio‡	430	6,785

Value (Note 1)
Total Investments (100.1%) (Cost $199,918)	$187,325
Other Assets Less Liabilities (-0.1%)	(142)

Net Assets (100%)	$187,183

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$57,500	$2,470	$55,232	$—	$30
EQ/Equity 500 Index Portfolio	—	43,000	—	38,351	—	—
EQ/International Core PLUS Portfolio	—	30,500	3,912	25,904	—	(112)
EQ/International ETF Portfolio	—	10,400	—	9,515	—	—
EQ/Large Cap Core PLUS Portfolio	—	36,400	—	32,674	—	—
EQ/Large Cap Growth PLUS Portfolio	—	3,500	—	3,200	—	—
EQ/Mid Cap Value PLUS Portfolio	—	1,500	—	1,360	—	—
EQ/Small Company Index Portfolio	—	15,500	—	14,304	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	8,000	—	6,785	—	—

	$—	$206,300	$6,382	$187,325	$—	$(82)

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$187,325	$—	$187,325
Other Investments*	—	—	—	—

Total	$—	$187,325	$—	$187,325

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$206,300
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,300

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202
Aggregate gross unrealized depreciation	(12,795)

Net unrealized depreciation	$(12,593)

Federal income tax cost of investments	$199,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	2,229	$22,779
EQ/Equity 500 Index Portfolio‡	3,086	70,670
EQ/International Core PLUS Portfolio‡	4,189	51,871
EQ/International ETF Portfolio‡	1,419	15,106
EQ/Large Cap Core PLUS Portfolio ‡	6,502	51,738
EQ/Large Cap Growth PLUS Portfolio‡	311	5,095
EQ/Mid Cap Value PLUS Portfolio‡	204	1,894
EQ/Small Company Index Portfolio‡	2,362	24,898
EQ/Van Kampen Emerging Markets Equity Portfolio‡	764	12,059

Value (Note 1)
Total Investments (100.1%) (Cost $274,864)	$256,110
Other Assets Less Liabilities (-0.1%)	(144)

Net Assets (100%)	$255,966

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended June 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$22,687	$2	$22,779	$—	$—	#
EQ/Equity 500 Index Portfolio	—	77,687	6	70,670	—	(1)
EQ/International Core PLUS Portfolio	—	57,062	3,916	51,871	—	(112)
EQ/International ETF Portfolio	—	16,337	1	15,106	—	—	#
EQ/Large Cap Core PLUS Portfolio	—	56,899	4	51,738	—	—	#
EQ/Large Cap Growth PLUS Portfolio	—	5,500	1	5,095	—	—	#
EQ/Mid Cap Value PLUS Portfolio	—	2,063	—	1,894	—	—
EQ/Small Company Index Portfolio	—	26,812	2	24,898	—	—	#
EQ/Van Kampen Emerging Markets Equity Portfolio	—	13,750	1	12,059	—	—	#

	$—	$278,797	$3,933	$256,110	$—	$(113)

*	The Portfolio commenced operations on January 2, 2008.

#	Amount is less than $0.50.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$256,110	$—	$256,110
Other Investments*	—	—	—	—

Total	$—	$256,110	$—	$256,110

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$278,797
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,820

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93
Aggregate gross unrealized depreciation	(18,847)

Net unrealized depreciation	$(18,754)

Federal income tax cost of investments	$274,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.3%)
Autoliv, Inc.	324,100	$15,109,542
Magna International, Inc., Class A	116,300	6,889,612

		21,999,154

Automobiles (0.9%)
General Motors Corp.^	806,600	9,275,900
Toyota Motor Corp. (ADR)^	542,200	50,966,800

		60,242,700

Hotels, Restaurants & Leisure (1.3%)
McDonald’s Corp.	76,800	4,317,696
Wyndham Worldwide Corp.	821,800	14,718,438
Wynn Resorts Ltd.^	780,985	63,533,130

		82,569,264

Household Durables (1.0%)
Centex Corp.^	306,800	4,101,916
D.R. Horton, Inc.^	5,161,700	56,004,445
KB Home^	297,300	5,033,289

		65,139,650

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*^	1,195,670	87,678,481

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	377,725	4,003,885

Media (2.3%)
CBS Corp., Class B^	1,355,800	26,424,542
Citadel Broadcasting Corp.*^	58,600	71,492
Comcast Corp., Class A^	1,233,500	23,399,495
Gannett Co., Inc.^	556,600	12,061,522
Idearc, Inc.^	51,500	121,025
Time Warner, Inc.^	2,794,700	41,361,560
Viacom, Inc., Class B*	707,200	21,597,888
Walt Disney Co.	760,900	23,740,080

		148,777,604

Multiline Retail (0.5%)
Kohl’s Corp.*	571,200	22,870,848
Macy’s, Inc.	705,300	13,696,926

		36,567,774

Specialty Retail (0.9%)
Gap, Inc.	987,000	16,453,290
Home Depot, Inc.^	1,562,700	36,598,434
Limited Brands, Inc.	22,449	378,265
Office Depot, Inc.*	339,500	3,714,130

		57,144,119

Textiles, Apparel & Luxury Goods (1.1%)
Jones Apparel Group, Inc.	786,300	10,811,625
Polo Ralph Lauren Corp.^	949,300	59,597,054
VF Corp.	50,265	3,577,863

		73,986,542

Total Consumer Discretionary		638,109,173

Consumer Staples (8.2%)
Beverages (1.3%)
Coca-Cola Co.	942,300	48,980,754
PepsiCo, Inc.	623,700	39,661,083

		88,641,837

Food & Staples Retailing (2.1%)
Kroger Co.	928,600	26,808,682
Safeway, Inc.	452,800	12,927,440
SUPERVALU, Inc.	553,600	17,100,704
Wal-Mart Stores, Inc.	1,384,400	77,803,280

		134,640,106

Food Products (0.8%)
ConAgra Foods, Inc.	1,041,000	20,070,480
Kraft Foods, Inc., Class A	203,600	5,792,420
Sara Lee Corp.	1,108,000	13,573,000

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	677,300	$10,118,862

		49,554,762

Household Products (2.0%)
Procter & Gamble Co.	2,143,600	130,352,316

Personal Products (0.4%)
Estee Lauder Cos., Inc., Class A	627,310	29,138,549

Tobacco (1.6%)
Altria Group, Inc.	1,727,600	35,519,456
Philip Morris International, Inc.	1,347,000	66,528,330

		102,047,786

Total Consumer Staples		534,375,356

Energy (13.2%)
Oil, Gas & Consumable Fuels (13.2%)
Anadarko Petroleum Corp.^	411,600	30,804,144
Apache Corp.	211,600	29,412,400
BP plc (ADR)^	253,000	17,601,210
Chevron Corp.^	1,831,100	181,516,943
ConocoPhillips^	1,486,100	140,272,979
Devon Energy Corp.^	65,000	7,810,400
Exxon Mobil Corp.	4,198,700	370,031,431
Marathon Oil Corp.^	571,100	29,622,957
Occidental Petroleum Corp.^	82,200	7,386,492
Royal Dutch Shell plc (ADR)	192,800	15,753,688
Sunoco, Inc.^	148,200	6,030,258
Total S.A. (Sponsored ADR)	204,400	17,429,188
Valero Energy Corp.	329,500	13,568,810

Total Energy		867,240,900

Financials (17.2%)
Capital Markets (3.2%)
Ameriprise Financial, Inc.	87,300	3,550,491
Deutsche Bank AG (Registered)^	112,500	9,601,875
Goldman Sachs Group, Inc.	77,200	13,502,280
Lehman Brothers Holdings, Inc.^	3,273,340	64,844,865
Merrill Lynch & Co., Inc.^	736,900	23,367,099
Morgan Stanley^	1,079,300	38,930,351
TD Ameritrade Holding Corp.*	2,967,233	53,677,245

		207,474,206

Commercial Banks (1.8%)
Comerica, Inc.^	120,400	3,085,852
KeyCorp	912,900	10,023,642
National City Corp.^	321,800	1,534,986
SunTrust Banks, Inc.	155,500	5,632,210
U.S. Bancorp^	1,039,700	28,997,233
Wachovia Corp.^	1,313,800	20,403,314
Wells Fargo & Co.^	2,187,100	51,943,625

		121,620,862

Consumer Finance (0.4%)
American Express Co.	436,100	16,427,887
Discover Financial Services	641,500	8,448,555

		24,876,442

Diversified Financial Services (6.3%)
Bank of America Corp.	3,674,800	87,717,476
Citigroup, Inc.	4,502,000	75,453,520
CME Group, Inc.^	166,800	63,916,092
Interactive Brokers Group, Inc., Class A*^	166,074	5,335,958
JPMorgan Chase & Co.	3,187,100	109,349,401
NASDAQ OMX Group, Inc.*^	2,816,135	74,768,384

		416,540,831

Insurance (4.1%)
ACE Ltd.	396,100	21,821,149
Allstate Corp.	533,700	24,331,383
American International Group, Inc.^	2,221,900	58,791,474
Genworth Financial, Inc., Class A	837,300	14,912,313

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	407,400	$26,305,818
MetLife, Inc.	547,400	28,886,298
Old Republic International Corp.	566,900	6,712,096
PartnerReinsurance Ltd.^	120,300	8,316,339
RenaissanceReinsurance Holdings Ltd.	335,400	14,982,318
Safeco Corp.	167,100	11,222,436
Travelers Cos., Inc.	730,400	31,699,360
Unum Group	778,600	15,922,370
XL Capital Ltd., Class A	232,700	4,784,312

		268,687,666

Thrifts & Mortgage Finance (1.4%)
Fannie Mae^	3,921,356	76,505,656
Freddie Mac^	755,300	12,386,920
Washington Mutual, Inc.^	548,100	2,702,133

		91,594,709

Total Financials		1,130,794,716

Health Care (11.2%)
Biotechnology (2.7%)
Alnylam Pharmaceuticals, Inc.*^	822,645	21,989,301
Amgen, Inc.*	704,100	33,205,356
Applera Corp.- Celera Group^‡	4,221,293	47,953,889
Celgene Corp.*	345,990	22,098,381
Genentech, Inc.*	310,283	23,550,480
Myriad Genetics, Inc.*^	552,920	25,168,918

		173,966,325

Health Care Equipment & Supplies (1.0%)
Covidien Ltd.	312,000	14,941,680
Given Imaging Ltd.*^‡	1,891,652	27,882,951
Medtronic, Inc.	449,700	23,271,975

		66,096,606

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	386,200	15,444,138
Cardinal Health, Inc.	271,700	14,014,286
UnitedHealth Group, Inc.	476,900	12,518,625

		41,977,049

Life Sciences Tools & Services (0.9%)
Illumina, Inc.*^	284,300	24,765,373
Qiagen N.V.*^	596,365	12,004,827
Thermo Fisher Scientific, Inc.*	448,200	24,978,186

		61,748,386

Pharmaceuticals (6.0%)
Abbott Laboratories	579,600	30,701,412
Eli Lilly & Co.	421,100	19,437,976
Johnson & Johnson	1,605,300	103,285,002
Merck & Co., Inc.	2,192,800	82,646,632
Pfizer, Inc.^	6,513,100	113,783,857
Sanofi-Aventis S.A. (ADR)	147,500	4,901,425
Schering-Plough Corp.	682,400	13,436,456
Wyeth	496,900	23,831,324

		392,024,084

Total Health Care		735,812,450

Industrials (9.1%)
Aerospace & Defense (0.9%)
Boeing Co.	309,600	20,346,912
Northrop Grumman Corp.	200,800	13,433,520
United Technologies Corp.	380,800	23,495,360

		57,275,792

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B^	672,000	41,307,840

Airlines (1.1%)
Continental Airlines, Inc., Class B*^‡	6,072,200	61,389,942

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.*^	1,979,900	$11,285,430

		72,675,372

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc.*	1,187,200	14,982,464

Construction & Engineering (1.1%)
Quanta Services, Inc.*^	758,090	25,221,654
Shaw Group, Inc.*	360,800	22,293,832
URS Corp.*^	563,500	23,650,095

		71,165,581

Electrical Equipment (1.2%)
ABB Ltd. (ADR)^	798,600	22,616,352
Baldor Electric Co.^	1,164,500	40,734,210
First Solar, Inc.*^	45,300	12,358,746

		75,709,308

Industrial Conglomerates (3.7%)
3M Co.	392,500	27,314,075
General Electric Co.	7,321,200	195,402,828
Tyco International Ltd.	430,775	17,248,231

		239,965,134

Machinery (0.3%)
Caterpillar, Inc.	205,800	15,192,156
SPX Corp.	60,000	7,903,800

		23,095,956

Road & Rail (0.0%)
Avis Budget Group, Inc.*	387,100	3,240,027

Total Industrials		599,417,474

Information Technology (23.0%)
Communications Equipment (6.0%)
Ciena Corp.*^	1,318,260	30,544,084
Cisco Systems, Inc.*	2,402,600	55,884,476
JDS Uniphase Corp.*^	9,607,260	109,138,473
Juniper Networks, Inc.*^	5,040,732	111,803,436
Motorola, Inc.	905,500	6,646,370
Nokia Oyj (ADR)	144,400	3,537,800
QUALCOMM, Inc.^	1,765,880	78,352,096

		395,906,735

Computers & Peripherals (4.9%)
Dell, Inc.*	1,321,700	28,918,796
Hewlett-Packard Co.	1,108,300	48,997,943
International Business Machines Corp.	677,600	80,315,928
NetApp, Inc.*^	5,019,298	108,717,995
SanDisk Corp.*	2,872,790	53,721,173

		320,671,835

Electronic Equipment & Instruments (1.6%)
Arrow Electronics, Inc.*	389,200	11,956,224
Avnet, Inc.*	426,200	11,626,736
Flextronics International Ltd.*	1,568,194	14,741,024
Ingram Micro, Inc., Class A*	446,200	7,920,050
Itron, Inc.*^	424,680	41,767,278
Sanmina-SCI Corp.*	1,685,450	2,157,376
Tech Data Corp.*	129,900	4,402,311
Tyco Electronics Ltd.	312,000	11,175,840

		105,746,839

Internet Software & Services (0.5%)
Move, Inc.*^‡	12,842,660	29,923,398

IT Services (0.1%)
Electronic Data Systems Corp.	246,300	6,068,832

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	10,464,816	61,009,877
Intel Corp.	2,314,600	49,717,608
International Rectifier Corp.*^	703,710	13,511,232
Lam Research Corp.*	2,073,220	74,946,903
NVIDIA Corp.*	1,234,100	23,102,352

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*^	960,324	$34,658,093

		256,946,065

Software (6.0%)
Electronic Arts, Inc.*	1,128,400	50,134,812
Microsoft Corp.	3,460,200	95,190,102
Nuance Communications, Inc.*^	2,498,750	39,155,412
Oracle Corp.*	1,670,000	35,070,000
Red Hat, Inc.*^	3,438,190	71,136,151
Salesforce.com, Inc.*	788,285	53,784,686
VMware, Inc., Class A*^	841,500	45,323,190

		389,794,353

Total Information Technology		1,505,058,057

Materials (2.6%)
Chemicals (1.2%)
Ashland, Inc.	234,300	11,293,260
Dow Chemical Co.	728,000	25,414,480
E.I. du Pont de Nemours & Co.	528,600	22,671,654
Lubrizol Corp.	160,326	7,427,904
Praxair, Inc.^	129,000	12,156,960

		78,964,258

Containers & Packaging (0.7%)
Ball Corp.	342,500	16,350,950
Owens-Illinois, Inc.*	371,100	15,471,159
Smurfit-Stone Container Corp.*^	833,300	3,391,531
Sonoco Products Co.	284,550	8,806,822

		44,020,462

Metals & Mining (0.7%)
Alcoa, Inc.	622,800	22,184,136
ArcelorMittal (N.Y. Shares)^	231,900	22,974,333

		45,158,469

Total Materials		168,143,189

Telecommunication Services (4.6%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	4,181,100	140,861,259
FairPoint Communications, Inc.^	19,500	140,595
Verizon Communications, Inc.	2,673,700	94,648,980

		235,650,834

Wireless Telecommunication Services (1.0%)
Sprint Nextel Corp.	5,424,500	51,532,750
Vodafone Group plc (ADR)	461,400	13,592,844

		65,125,594

Total Telecommunication Services		300,776,428

Utilities (0.0%)
Multi-Utilities (0.0%)
CMS Energy Corp.	41,525	618,723

Total Utilities		618,723

Total Common Stocks (98.8%) (Cost $7,117,906,268)		6,480,346,466

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.1%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$1,842,899	1,842,899
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	10,135,944	10,135,944
American Express Bank FSB
2.49%, 7/18/08 (l)	1,842,899	1,842,899
American Honda Finance Corp.
2.71%, 9/11/08 (l)	1,382,174	1,382,174
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	7,554,402	7,554,402

	Principal Amount	Value (Note 1)
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	$6,138,283	$6,138,283
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	21,561,917	21,561,917
Bank of Ireland
2.13%, 12/29/08 (l)	9,214,276	9,214,276
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	16,033,220	16,033,220
Bank of Scotland plc/London
3.25%, 7/1/08	14,600,366	14,600,366
2.12%, 7/17/08 (l)	3,870,088	3,870,088
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	9,214,494	9,214,494
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	4,238,667	4,238,667
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	18,428,989	18,428,989
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	4,607,247	4,607,247
Beta Finance, Inc.
2.13%, 2/17/09 (l)	7,369,620	7,369,620
2.12%, 5/11/09 (l)	11,054,761	11,054,761
Calyon/New York
2.12%, 10/14/08 (l)	24,876,702	24,876,702
2.16%, 7/2/10 (l)	9,210,623	9,210,623
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	11,610,263	11,610,263
CC USA, Inc.
2.13%, 2/12/09 (l)	6,448,409	6,448,409
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	10,504,524	10,504,524
Comerica Bank
2.12%, 8/7/08 (l)	5,343,952	5,343,952
2.74%, 1/12/09 (l)	8,478,788	8,478,788
2.50%, 3/16/09 (l)	10,688,332	10,688,332
2.52%, 6/19/09 (l)	11,611,346	11,611,346
2.53%, 6/19/09 (l)	6,634,106	6,634,106
Commerzbank AG/New York
2.60%, 7/14/08	9,214,494	9,214,494
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	4,607,247	4,607,247
Deutsche Bank AG/Singapore
3.50%, 7/1/08	4,556,568	4,556,568
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	92,144,944	92,144,944
2.80%, 7/1/08 (r)	65,668,807	65,668,807
Fifth Third Bancorp
2.49%, 8/22/08 (l)	1,105,739	1,105,739
Five Finance, Inc.
2.13%, 2/23/09 (l)	3,684,738	3,684,738
General Electric Capital Corp.
2.58%, 2/19/09 (l)	4,607,247	4,607,247
2.15%, 3/12/10 (l)	8,477,335	8,477,335
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	16,033,220	16,033,220
2.54%, 9/12/08 (l)	3,501,508	3,501,508
2.60%, 12/23/08 (l)	4,699,841	4,699,841
2.16%, 3/27/09 (l)	14,374,611	14,374,611
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	322,507,306	322,507,306
2.95%, 7/1/08 (r)	138,217,417	138,217,417
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	10,600,573	10,600,573
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	9,214,494	9,214,494

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Links Finance LLC
2.12%, 6/22/09 (l)	$11,975,844	$11,975,844
MassMutual Global Funding II
2.15%, 3/26/10 (l)	15,480,351	15,480,351
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	6,450,146	6,450,146
2.11%, 1/23/09 (l)	6,450,146	6,450,146
2.12%, 3/13/09 (l)	2,027,189	2,027,189
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	8,845,915	8,845,915
2.17%, 6/29/09 (l)	5,528,697	5,528,697
Monumental Global Funding II
2.15%, 3/26/10 (l)	14,190,321	14,190,321
2.18%, 5/26/10 (l)	1,290,029	1,290,029
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	4,699,392	4,699,392
Morgan Stanley
3.22%, 2/9/09 (l)	10,893,749	10,893,749
New York Life Global Funding
2.50%, 3/30/09 (l)	6,450,146	6,450,146
Pricoa Global Funding I
2.12%, 9/22/08 (l)	15,664,641	15,664,641
2.16%, 12/15/09 (l)	3,685,798	3,685,798
2.15%, 6/25/10 (l)	8,291,386	8,291,386
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	1,474,319	1,474,319
SLM Corp.
2.87%, 12/15/08 (l)	3,548,409	3,548,409
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	46,072,472	46,072,472
Tango Finance Corp.
2.13%, 6/25/09 (l)	12,158,730	12,158,730
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	5,528,697	5,528,697
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	3,685,798	3,685,798
2.50%, 8/14/08 (l)	3,685,798	3,685,798

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	$2,764,348	$2,764,348
Wells Fargo & Co.
2.62%, 8/3/09 (l)	16,586,090	16,586,090
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	1,105,739	1,105,739

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,186,247,530

Time Deposit (1.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08	87,842,038	87,842,038

Total Short-Term Investments (19.4%) (Amortized Cost $1,274,089,568)		1,274,089,568

Total Investments (118.2%) (Cost/Amortized Cost $8,391,995,836)		7,754,436,034
Other Assets Less Liabilities (-18.2%)		(1,195,773,312)

Net Assets (100%)		$6,558,662,722

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Depreciation
S&P 500 Index	44	September-08	$14,619,176	$14,092,100	$(527,076)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
Applera Corp. - Celera Group	$61,940,499	$10,261,593	$6,233,013	$47,953,889	$—	$596,268
Continental Airlines Inc., Class B	50,616,525	34,650,422	20,759,698	61,389,942	—	(6,343,757)
Given Imaging Ltd.	23,878,959	13,966,240	12,215	27,882,951	—	(2,281)
Move, Inc.	31,513,517	—	114,906	29,923,398	—	(50,190)

	$167,949,500	$58,878,255	$27,119,832	$167,150,180	$—	$(5,799,960)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$6,480,346,466	$1,274,089,568	$—	$7,754,436,034
Other Investments*	—	—	—	—

Total	$6,480,346,466	$1,274,089,568	$—	$7,754,436,034

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	527,076	—	—	527,076

Total	$527,076	$—	$—	$527,076

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,929,918,280
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,372,162,492

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$759,755,321
Aggregate gross unrealized depreciation	(1,471,987,432)

Net unrealized depreciation	$(712,232,111)

Federal income tax cost of investments	$8,466,668,145

At June 30, 2008, the Portfolio had loaned securities with a total value of $1,177,702,823. This was secured by collateral of $1,186,247,530 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $43,603,387, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $669,460,381 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.9%)
Asset Backed Securities (0.2%)
DB Master Finance LLC,
Series 06-1 A2
5.779%, 6/20/31§	$1,605,000	$1,476,841

Non-Agency CMO (11.7%)
Bear Stearns Alt-A Trust,
Series 06-3 22A1
6.176%, 5/25/36 (l)	2,273,010	1,654,712
Citigroup Mortgage Loan Trust, Inc.,
Series 05-2 1A4
5.113%, 5/25/35 (l)	2,848,843	2,743,905
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 07-CD4 A2B
5.200%, 12/11/49	7,200,000	7,004,359
Commercial Mortgage Pass Through Certificates,
Series 05-C6 A4
5.168%, 6/10/44	7,500,000	7,242,358
Series 07-C9 A4
6.010%, 12/10/49 (l)	5,180,000	4,957,799
Deutsche Mortgage Securities, Inc.,
Series 05-WF1 1A1
5.087%, 6/26/35§(l)	1,284,733	1,277,343
Greenpoint Mortgage Funding Trust,
Series 06-AR2 4A1
5.528%, 3/25/36 (l)	2,723,413	2,002,038
Greenwich Capital Commercial Funding Corp.,
Series 07-GG9 A2
5.381%, 3/10/39	7,900,000	7,726,445
Indymac INDA Mortgage Loan Trust,
Series 06-AR2 1A1
5.979%, 9/25/36 (l)	3,707,029	3,563,307
Indymac Index Mortgage Loan Trust,
Series 06-AR7 4A1
6.214%, 5/25/36 (l)	1,764,191	1,299,313
J.P. Morgan Alternative Loan Trust,
Series 06-A4 A1
5.950%, 9/25/36 (l)	2,406,485	2,140,174
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 07-LD11 A4
5.819%, 6/15/49	6,800,000	6,504,426
Merrill Lynch Mortgage Investors, Inc.,
Series 05-A9 2A1A
5.142%, 12/25/35 (l)	2,261,619	2,236,334
RESI Finance LP,
Series 03-C B3
3.849%, 9/10/35§(l)	7,403,327	5,963,703
Structured Asset Securities Corp.,
Series 06-RM1 AIO
5.000%, 8/25/46 IO †§(l)	4,657,857	800,569
Wachovia Bank Commercial Mortgage Trust,
Series 06-C26 A2
5.935%, 6/15/45	7,250,000	7,284,186
Series 06-C27 A3
5.765%, 7/15/45 (l)	7,000,000	6,772,701
Series 07-C32 A2
5.924%, 6/15/49 (l)	7,000,000	6,902,287
Series 07-C32 A3
5.929%, 6/15/49 (l)	6,000,000	5,693,132

		83,769,091

Total Asset-Backed and Mortgage-Backed Securities		85,245,932

	Principal Amount	Value (Note 1)
Government Securities (86.0%)
Agency CMO (0.0%)
Government National Mortgage Association
0.750%, 11/16/45 IO (l)	$2,430,159	$100,966

U.S. Government Agencies (58.0%)
Federal Home Loan Bank
5.000%, 11/21/08	7,000,000	7,063,196
5.375%, 7/17/09^	11,000,000	11,277,090
5.000%, 9/18/09^	43,000,000	44,059,821
4.500%, 10/9/09^	43,000,000	43,827,664
4.250%, 11/20/09^	11,000,000	11,190,641
5.375%, 8/19/11^	10,000,000	10,520,200
Federal Home Loan Mortgage Corp.
4.750%, 11/3/09^	4,500,000	4,605,921
5.500%, 9/15/11^	10,000,000	10,534,860
5.750%, 1/15/12^	17,500,000	18,574,990
5.125%, 7/15/12^	18,000,000	18,809,856
5.500%, 8/20/12^	35,000,000	37,033,080
4.376%, 4/1/35 (l)	420,510	424,477
5.942%, 1/1/37 (l)	16,157,689	16,506,542
7.000%, 2/1/37	8,933,277	9,375,435
5.896%, 3/1/37 (l)	5,879,270	5,972,598
Federal National Mortgage Association
2.375%, 5/28/10^	41,000,000	40,402,261
6.125%, 3/15/12	17,500,000	18,812,028
4.875%, 5/18/12^	18,000,000	18,610,182
5.375%, 7/15/16^	7,500,000	7,839,158
5.375%, 6/12/17^	6,700,000	7,003,892
6.500%, 7/1/31	187,997	195,278
5.500%, 2/1/35	8,011,957	7,929,177
5.567%, 4/1/36 (l)	1,025,627	1,043,613
6.500%, 9/1/36	17,317,280	17,852,695
5.500%, 4/1/37	16,693,644	16,475,883
6.000%, 4/1/37	17,611,222	17,788,751
5.783%, 8/1/37 (l)	6,100,282	6,148,963
Government National Mortgage Association
9.000%, 12/15/09	118,509	118,974
5.500%, 7/15/33	7,132,006	7,125,454

		417,122,680

U.S. Treasuries (28.0%)
U.S. Treasury Bonds
7.250%, 5/15/16^	20,000,000	24,573,440
8.750%, 5/15/17^	17,000,000	22,903,522
8.875%, 8/15/17^	13,900,000	18,927,894
U.S. Treasury Notes
4.250%, 9/30/12^	16,000,000	16,658,752
3.875%, 10/31/12^	25,000,000	25,636,725
3.625%, 5/15/13^	23,105,000	23,442,541
4.000%, 2/15/14^	10,259,000	10,580,393
4.750%, 5/15/14^	10,520,000	11,277,766
4.250%, 8/15/15^	20,010,000	20,790,069
4.500%, 11/15/15^	8,000,000	8,425,000
5.125%, 5/15/16^	1,740,000	1,897,143
Inflation Indexed
2.375%, 4/15/11^	15,064,320	15,962,289

		201,075,534

Total Government Securities.		618,299,180

Total Long-Term Debt Securities (97.9%) (Cost $705,687,243)		703,545,112

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.4%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	194,632	194,632

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	$1,070,478	$1,070,478
American Express Bank FSB
2.49%, 7/18/08 (l)	194,632	194,632
American Honda Finance Corp.
2.71%, 9/11/08 (l)	145,974	145,974
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	797,836	797,836
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	648,276	648,276
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	2,277,198	2,277,198
Bank of Ireland
2.13%, 12/29/08 (l)	973,138	973,138
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	1,693,301	1,693,301
Bank of Scotland plc/London
3.25%, 7/1/08	1,541,974	1,541,974
2.12%, 7/17/08 (l)	408,728	408,728
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	973,161	973,161
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	447,654	447,654
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	1,946,323	1,946,323
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	486,581	486,581
Beta Finance, Inc.
2.13%, 2/17/09 (l)	778,320	778,320
2.12%, 5/11/09 (l)	1,167,516	1,167,516
Calyon/New York
2.12%, 10/14/08 (l)	2,627,279	2,627,279
2.16%, 7/2/10 (l)	972,753	972,753
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	1,226,183	1,226,183
CC USA, Inc.
2.13%, 2/12/09 (l)	681,030	681,030
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,109,404	1,109,404
Comerica Bank
2.12%, 8/7/08 (l)	564,386	564,386
2.74%, 1/12/09 (l)	895,462	895,462
2.50%, 3/16/09 (l)	1,128,816	1,128,816
2.52%, 6/19/09 (l)	1,226,298	1,226,298
2.53%, 6/19/09 (l)	700,641	700,641
Commerzbank AG/New York
2.60%, 7/14/08	973,161	973,161
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	486,581	486,581
Deutsche Bank AG/Singapore
3.50%, 7/1/08	481,228	481,228
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	9,731,614	9,731,614
2.80%, 7/1/08 (r)	6,935,416	6,935,416
Fifth Third Bancorp
2.49%, 8/22/08 (l)	116,779	116,779
Five Finance, Inc.
2.13%, 2/23/09 (l)	389,153	389,153
General Electric Capital Corp.
2.58%, 2/19/09 (l)	486,581	486,581
2.15%, 3/12/10 (l)	895,309	895,309
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,693,301	1,693,301
2.54%, 9/12/08 (l)	369,801	369,801
2.60%, 12/23/08 (l)	496,360	496,360
2.16%, 3/27/09 (l)	1,518,132	1,518,132

	Principal Amount	Value (Note 1)
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	$34,060,651	$34,060,651
2.95%, 7/1/08 (r)	14,597,421	14,597,421
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	1,119,548	1,119,548
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	973,161	973,161
Links Finance LLC
2.12%, 6/22/09 (l)	1,264,793	1,264,793
MassMutual Global Funding II
2.15%, 3/26/10 (l)	1,634,911	1,634,911
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	681,213	681,213
2.11%, 1/23/09 (l)	681,213	681,213
2.12%, 3/13/09 (l)	214,096	214,096
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	934,235	934,235
2.17%, 6/29/09 (l)	583,897	583,897
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,498,669	1,498,669
2.18%, 5/26/10 (l)	136,243	136,243
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	496,312	496,312
Morgan Stanley
3.22%, 2/9/09 (l)	1,150,511	1,150,511
New York Life Global Funding
2.50%, 3/30/09 (l)	681,213	681,213
Pricoa Global Funding I
2.12%, 9/22/08 (l)	1,654,374	1,654,374
2.16%, 12/15/09 (l)	389,265	389,265
2.15%, 6/25/10 (l)	875,670	875,670
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	155,706	155,706
SLM Corp.
2.87%, 12/15/08 (l)	374,755	374,755
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	4,865,807	4,865,807
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,284,108	1,284,108
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	583,897	583,897
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	389,265	389,265
2.50%, 8/14/08 (l)	389,265	389,265
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	291,948	291,948
Wells Fargo & Co.
2.62%, 8/3/09 (l)	1,751,690	1,751,690
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	116,779	116,779

Total Short-Term Investments of Cash Collateral for Securities Loaned		125,282,006

Time Deposit (1.2%)
JPMorgan Chase Nassau
1.49%, 7/1/08	8,552,936	8,552,936

Total Short-Term Investments (18.6%) (Amortized Cost $133,834,942)		133,834,942

Total Investments (116.5%) (Cost/Amortized Cost $839,522,185)		837,380,054
Other Assets Less Liabilities (-16.5%)		(118,550,586)

Net Assets (100%)		$718,829,468

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $800,569 or 0.11% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $9,518,456 or 1.32% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest only

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$836,579,485	$800,569	$837,380,054
Other Investments*	—	—	—	—

Total	$—	$836,579,485	$800,569	$837,380,054

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,532,924	$—
Total gains or losses (realized/unrealized) included in earnings	(201,888)	—
Purchases, sales, issuances, and settlements (net)	(149,236)	—
Transfers in and/or out of Level 3	(381,231)	—

Balance as of 6/30/08	$800,569	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$(99,713)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$365,338,681
Long-term U.S. Treasury securities	139,968,672

$505,307,353

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$147,436,396
Long-term U.S. Treasury securities	274,873,262

$422,309,658

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,265,836
Aggregate gross unrealized depreciation	(10,407,967)

Net unrealized depreciation	$(2,142,131)

Federal income tax cost of investments	$839,522,185

At June 30, 2008, the Portfolio had loaned securities with a total value of $221,939,320. This was secured by collateral of $125,282,006 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $101,028,160 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $30,109,668 of which $8,292,448 expires in the year 2012, $5,673,454 expires in the year 2013, and $16,143,766 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.3%)
BHP Billiton Ltd.	443,300	$18,571,162
Caltex Australia Ltd.	291,500	3,649,569
CSL Ltd.	324,048	11,090,151
Incitec Pivot Ltd.	85,664	15,192,526
Macquarie Airports	2,857,210	5,642,470
Macquarie Group Ltd.^	252,748	11,785,315
National Australia Bank Ltd.	361,921	9,194,319
Oxiana Ltd.	2,849,841	7,185,157
QBE Insurance Group Ltd.	686,164	14,734,515
Suncorp-Metway Ltd.	103,685	1,296,144

		98,341,328

Belgium (0.7%)
Fortis	841,500	13,460,990
Solvay S.A., Class A	46,600	6,096,265

		19,557,255

Brazil (2.3%)
Cia Vale do Rio Doce (ADR)^	789,400	28,276,308
Petroleo Brasileiro S.A. (ADR)^	566,200	40,103,946

		68,380,254

Canada (4.4%)
EnCana Corp.	117,500	10,757,870
Fairfax Financial Holdings Ltd.^	12,300	3,148,279
Gerdau Ameristeel Corp.	1,037,100	20,046,328
Nexen, Inc.	363,364	14,488,948
Nova Chemicals Corp.	146,300	3,601,187
Petro-Canada	286,600	16,051,511
Potash Corp. of Saskatchewan, Inc.	87,794	20,067,075
Research In Motion Ltd.*	150,100	17,546,690
Sun Life Financial, Inc.	266,900	10,980,146
Teck Cominco Ltd., Class B^	261,400	12,604,725
TELUS Corp. (Non-Voting)	1,796	73,076
Westjet Airlines Ltd. (Variable-Voting)*	251,700	3,374,266

		132,740,101

Czech Republic (0.4%)
CEZ A/S	140,378	12,455,137

Denmark (0.4%)
Novo Nordisk A/S, Class B^	196,854	12,883,659

Finland (0.8%)
Nokia Oyj	579,200	14,125,673
Stora Enso Oyj, Class R^	1,035,900	9,720,604

		23,846,277

France (9.2%)
Air France-KLM	74,700	1,792,399
BNP Paribas	243,400	22,050,559
Cie Generale d’Optique Essilor International S.A.^	267,464	16,355,873
Compagnie Generale des Etablissements Michelin, Class B^	154,900	11,130,796
Credit Agricole S.A.^	1,134,490	23,184,863
France Telecom S.A.	418,400	12,325,219
Lagardere SCA	169,900	9,675,447
Renault S.A.	250,200	20,523,631
Sanofi-Aventis S.A.	276,555	18,474,969
Societe Generale S.A.	204,618	17,812,283
Suez S.A.	445,323	30,317,242
Technip S.A.	204,521	18,930,868
Total S.A.	881,030	75,182,862

		277,757,011

	Number of Shares	Value (Note 1)
Germany (10.0%)
Allianz SE (Registered)	178,500	$31,448,300
BASF SE	462,600	31,915,884
Bayer AG	385,310	32,431,580
Deutsche Bank AG (Registered)^	281,100	24,275,414
Deutsche Boerse AG	119,200	13,454,390
Deutsche Lufthansa AG (Registered)	769,200	16,591,628
Deutsche Telekom AG (Registered)	506,900	8,300,128
E.ON AG	411,121	82,950,144
Epcos AG	270,900	4,469,917
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	135,600	23,753,517
Porsche Automobil Holding SE (Preference)	54,804	8,446,558
RWE AG^	123,960	15,658,405
TUI AG^	317,000	7,346,767

		301,042,632

Hong Kong (0.4%)
Esprit Holdings Ltd.	1,181,200	12,270,634

Israel (1.0%)
Teva Pharmaceutical Industries Ltd. (ADR)	680,500	31,166,900

Italy (1.7%)
Banco Popolare Scarl*	315,000	5,594,340
ENI S.p.A.	808,992	30,187,104
Fondiaria-Sai S.p.A.	207,000	6,857,175
Telecom Italia S.p.A.	4,193,600	8,451,351

		51,089,970

Japan (15.8%)
All Nippon Airways Co., Ltd.^	2,773,000	10,367,576
Canon, Inc.^	325,600	16,742,252
EDION Corp.^	416,000	3,467,156
Fujitsu Ltd.	2,194,000	16,281,697
Hitachi Ltd.	382,000	2,755,681
Honda Motor Co., Ltd.	339,800	11,552,272
Isuzu Motors Ltd.^	2,600,000	12,512,125
Itochu Corp.	1,381,000	14,709,338
JFE Holdings, Inc.^	446,100	22,476,197
Kyushu Electric Power Co., Inc.	57,100	1,193,784
Mitsubishi Chemical Holdings Corp.	1,813,500	10,554,626
Mitsubishi Corp.	1,626,100	53,598,437
Mitsui & Co., Ltd.	3,291,000	72,678,768
Mitsui Chemicals, Inc.^	1,705,000	8,397,749
Mitsui O.S.K. Lines Ltd.	1,323,000	18,851,052
Namco Bandai Holdings, Inc.	490,300	5,550,130
Nintendo Co., Ltd.	70,300	39,656,920
Nippon Mining Holdings, Inc.	682,500	4,274,262
Nippon Telegraph & Telephone Corp.	3,870	18,951,829
Nippon Yusen KK	710,000	6,826,859
Nissan Motor Co., Ltd.	2,151,500	17,769,605
ORIX Corp.	90,880	13,000,586
Secom Co., Ltd.	100	4,860
Sharp Corp.	903,000	14,703,461
Sony Corp.	146,200	6,388,548
Sumitomo Mitsui Financial Group, Inc.^	2,412	18,149,343
Tokyo Electric Power Co., Inc.	674,100	17,331,007
Toshiba Corp.^	2,013,000	14,843,707
Toyota Motor Corp.	440,200	20,769,431

		474,359,258

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Luxembourg (2.1%)
ArcelorMittal	277,246	$27,412,826
SES S.A. (FDR)	506,136	12,829,870
Tenaris S.A. (ADR)^	317,500	23,653,750

		63,896,446

Netherlands (4.2%)
ING Groep N.V. (CVA)	856,595	27,317,230
Koninklijke Ahold N.V.	1,056,320	14,203,080
Koninklijke DSM N.V.	79,000	4,648,142
Royal Dutch Shell plc, Class A	679,190	27,909,175
Royal Dutch Shell plc, Class A	865,300	35,605,581
Royal Dutch Shell plc, Class B	184,368	7,418,112
Wolters Kluwer N.V.	360,300	8,418,357

		125,519,677

New Zealand (0.3%)
Telecom Corp. of New Zealand Ltd.^	2,974,300	7,955,159

Norway (2.0%)
Norsk Hydro ASA	393,800	5,752,517
StatoilHydro ASA	1,417,163	52,838,933

		58,591,450

Russia (1.1%)
Gazprom OAO (Sponsored ADR)^	453,329	26,247,749
Vimpel-Communications (Sponsored ADR)^	274,700	8,153,096

		34,400,845

Singapore (0.3%)
Flextronics International Ltd.*	608,400	5,718,960
Neptune Orient Lines Ltd.	1,431,000	3,397,251

		9,116,211

Spain (3.8%)
Banco Santander S.A.	2,487,557	45,705,953
Iberdrola Renovables S.A.*	1,357,100	10,512,503
Repsol YPF S.A.	598,100	23,570,230
Telefonica S.A.	1,305,951	34,707,889

		114,496,575

Sweden (1.6%)
Atlas Copco AB, Class A^	974,748	14,364,401
Electrolux AB, Class B^	153,500	1,962,573
Svenska Cellulosa AB, Class B	.729,300	10,323,510
Tele2 AB, Class B	518,500	10,159,155
Volvo AB, Class B	796,450	9,786,266

		46,595,905

Switzerland (10.0%)
ABB Ltd. (Registered)*	1,762,372	50,134,140
Alcon, Inc.	128,200	20,869,678
Credit Suisse Group AG (Registered)^	540,369	24,808,679
Julius Baer Holding AG (Registered)	521,961	35,255,552
Nestle S.A. (Registered)	1,097,290	49,582,405
Novartis AG (Registered)	656,522	36,150,323
Syngenta AG (Registered)	37,982	12,353,306
Xstrata plc	878,031	70,375,956

		299,530,039

United Kingdom (22.6%)
3i Group plc	727,029	11,947,091
Anglo American plc	374,448	26,298,460
Associated British Foods plc	811,700	12,263,307
Aviva plc	1,393,964	13,910,597
BAE Systems plc	2,847,366	25,096,494

	Number of Shares	Value (Note 1)
Barclays plc	2,865,500	$16,637,783
BHP Billiton plc	1,085,320	41,506,444
BP plc	1,440,736	16,737,695
British American Tobacco plc	1,177,440	40,784,473
GlaxoSmithKline plc	1,351,600	29,964,003
HBOS plc	4,924,070	27,070,096
Home Retail Group plc	1,418,100	6,157,719
ICAP plc	1,536,944	16,592,576
International Power plc	2,102,202	18,089,005
Kazakhmys plc	350,300	11,108,098
Man Group plc	4,287,375	53,288,384
Persimmon plc	299,000	1,881,979
Prudential plc	1,168,000	12,400,139
Punch Taverns plc	155,990	972,518
Reckitt Benckiser Group plc	625,408	31,703,536
Rio Tinto plc	597,424	71,505,815
Royal Bank of Scotland Group plc	6,024,045	25,797,829
RSA Insurance Group plc	647,896	1,620,882
Standard Chartered plc	940,070	26,776,433
Taylor Wimpey plc	1,044,361	1,289,730
Tesco plc	4,461,455	32,818,015
Unilever plc	873,917	24,874,760
Vodafone Group plc	27,063,430	80,401,210

		679,495,071

Total Common Stocks (98.4%) (Cost $2,794,090,083)		2,955,487,794

	Number of Rights
RIGHTS:
United Kingdom (0.0%)
Barclays, expiring 7/17/08*	614,035	116,191
HBOS plc, expiring 7/18/08*	1,969,628	421,745

(Cost $—)		537,936

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.3%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$432,109	432,109
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	2,376,601	2,376,601
American Express Bank FSB
2.49%, 7/18/08 (l)	432,109	432,109
American Honda Finance Corp.
2.71%, 9/11/08 (l)	324,082	324,082
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,771,300	1,771,300
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,439,259	1,439,259
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	5,055,678	5,055,678
Bank of Ireland
2.13%, 12/29/08 (l)	2,160,495	2,160,495
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	3,759,351	3,759,351
Bank of Scotland plc/London
3.25%, 7/1/08	3,423,386	3,423,386
2.12%, 7/17/08 (l)	907,429	907,429
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	2,160,546	2,160,546
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	993,851	993,851
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	4,321,093	4,321,093

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	$1,080,273	$1,080,273
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,727,974	1,727,974
2.12%, 5/11/09 (l)	2,592,039	2,592,039
Calyon/New York
2.12%, 10/14/08 (l)	5,832,904	5,832,904
2.16%, 7/2/10 (l)	2,159,638	2,159,638
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	2,722,288	2,722,288
CC USA, Inc.
2.13%, 2/12/09 (l)	1,511,975	1,511,975
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,463,023	2,463,023
Comerica Bank
2.12%, 8/7/08 (l)	1,253,010	1,253,010
2.74%, 1/12/09 (l)	1,988,043	1,988,043
2.50%, 3/16/09 (l)	2,506,121	2,506,121
2.52%, 6/19/09 (l)	2,722,542	2,722,542
2.53%, 6/19/09 (l)	1,555,516	1,555,516
Commerzbank AG/New York
2.60%, 7/14/08	2,160,546	2,160,546
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,080,273	1,080,273
Deutsche Bank AG/Singapore
3.50%, 7/1/08	1,068,390	1,068,390
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	21,605,463	21,605,463
2.80%, 7/1/08 (r)	15,397,535	15,397,535
Fifth Third Bancorp
2.49%, 8/22/08 (l)	259,266	259,266
Five Finance, Inc.
2.13%, 2/23/09 (l)	863,970	863,970
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,080,273	1,080,273
2.15%, 3/12/10 (l)	1,987,703	1,987,703
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	3,759,351	3,759,351
2.54%, 9/12/08 (l)	821,008	821,008
2.60%, 12/23/08 (l)	1,101,984	1,101,984
2.16%, 3/27/09 (l)	3,370,452	3,370,452
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	75,619,121	75,619,121
2.95%, 7/1/08 (r)	32,408,195	32,408,195
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	2,485,544	2,485,544
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	2,160,546	2,160,546
Links Finance LLC
2.12%, 6/22/09 (l)	2,808,007	2,808,007
MassMutual Global Funding II
2.15%, 3/26/10 (l)	3,629,718	3,629,718
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,512,382	1,512,382
2.11%, 1/23/09 (l)	1,512,382	1,512,382
2.12%, 3/13/09 (l)	475,320	475,320
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	2,074,124	2,074,124
2.17%, 6/29/09 (l)	1,296,328	1,296,328
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,327,241	3,327,241
2.18%, 5/26/10 (l)	302,476	302,476
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,101,879	1,101,879
Morgan Stanley
3.22%, 2/9/09 (l)	2,554,286	2,554,286

	Principal Amount	Value (Note 1)
New York Life Global Funding
2.50%, 3/30/09 (l)	$1,512,382	$1,512,382
Pricoa Global Funding I
2.12%, 9/22/08 (l)	3,672,929	3,672,929
2.16%, 12/15/09 (l)	864,219	864,219
2.15%, 6/25/10 (l)	1,944,103	1,944,103
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	345,687	345,687
SLM Corp.
2.87%, 12/15/08 (l)	832,005	832,005
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	10,802,732	10,802,732
Tango Finance Corp.
2.13%, 6/25/09 (l)	2,850,889	2,850,889
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,296,328	1,296,328
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	864,219	864,219
2.50%, 8/14/08 (l)	864,219	864,219
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	648,164	648,164
Wells Fargo & Co.
2.62%, 8/3/09 (l)	3,888,983	3,888,983
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	259,266	259,266

Total Short-Term Investments of Cash Collateral for Securities Loaned		278,142,523

Time Deposit (0.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08	18,503,360	18,503,360

Total Short-Term Investments (9.9%) (Cost/Amortized Cost $296,645,883)		296,645,883

Total Investments (108.3%) (Cost/Amortized Cost $3,090,735,966)		3,252,671,613
Other Assets Less Liabilities (-8.3%)		(248,966,316)

Net Assets (100%)		$3,003,705,297

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Depreciation
Dow Jones Euro Stock 50 Index	146	September-08	8,218,112	7,769,596	$(448,516)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$316,930,488	$2,935,741,125	$—	$3,252,671,613
Other Investments*	—	—	—	—

Total	$316,930,488	$2,935,741,125	$—	$3,252,671,613

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	448,516	—	—	448,516

Total	$448,516	$—	$—	$448,516

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$735,038,511
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$721,040,714

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$456,874,398
Aggregate gross unrealized depreciation	(295,902,529)

Net unrealized appreciation	$160,971,869

Federal income tax cost of investments	$3,091,699,744

At June 30, 2008, the Portfolio had loaned securities with a total value of $269,866,595. This was secured by collateral of $278,142,523 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $153,099 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $224,900 which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $375 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $12,792,555 which expires in the year 2010. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.7%)
Hotels, Restaurants & Leisure (1.3%)
McDonald’s Corp.	99,200	$5,577,024
Starbucks Corp.*	184,500	2,904,030

		8,481,054

Multiline Retail (0.8%)
Kohl’s Corp.*	108,500	4,344,340
Target Corp.	26,550	1,234,310

		5,578,650

Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc., Class B^	62,100	3,701,781

Total Consumer Discretionary		17,761,485

Consumer Staples (8.8%)
Beverages (2.2%)
Coca-Cola Co.	134,900	7,012,102
PepsiCo, Inc.	120,700	7,675,313

		14,687,415

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	151,500	10,626,210
Wal-Mart Stores, Inc.	111,000	6,238,200

		16,864,410

Food Products (2.4%)
Wm. Wrigley Jr. Co.	201,500	15,672,670

Household Products (1.2%)
Colgate-Palmolive Co.	117,150	8,095,065

Tobacco (0.4%)
Philip Morris International, Inc.	52,600	2,597,914

Total Consumer Staples		57,917,474

Energy (11.4%)
Energy Equipment & Services (8.2%)
Baker Hughes, Inc.	48,150	4,205,421
Cameron International Corp.*	117,800	6,520,230
National Oilwell Varco, Inc.*	80,600	7,150,832
Schlumberger Ltd.	254,000	27,287,220
Transocean, Inc.*	57,550	8,770,044

		53,933,747

Oil, Gas & Consumable Fuels (3.2%)
EOG Resources, Inc.	163,550	21,457,760

Total Energy		75,391,507

Financials (9.6%)
Capital Markets (4.6%)
Franklin Resources, Inc.	125,200	11,474,580
Goldman Sachs Group, Inc.	78,045	13,650,071
Merrill Lynch & Co., Inc.	172,700	5,476,317

		30,600,968

Diversified Financial Services (4.3%)
CME Group, Inc.^	63,265	24,242,515
NYSE Euronext	77,400	3,921,084

		28,163,599

Thrifts & Mortgage Finance (0.7%)
Fannie Mae	221,700	4,325,367

Total Financials		63,089,934

Health Care (19.3%)
Biotechnology (8.2%)
Celgene Corp.*	272,800	17,423,736
Genentech, Inc.*	145,650	11,054,835
Gilead Sciences, Inc.*	476,300	25,220,085

		53,698,656

Health Care Equipment & Supplies (4.3%)
Alcon, Inc.	98,650	16,059,233

	Number of Shares	Value (Note 1)
Baxter International, Inc.	112,600	$7,199,644
Becton, Dickinson & Co.	65,400	5,317,020

		28,575,897

Health Care Providers & Services (2.4%)
Medco Health Solutions, Inc.*	327,800	15,472,160

Pharmaceuticals (4.4%)
Abbott Laboratories	249,200	13,200,124
Teva Pharmaceutical Industries Ltd. (ADR)	347,500	15,915,500

		29,115,624

Total Health Care		126,862,337

Industrials (7.6%)
Aerospace & Defense (2.7%)
Honeywell International, Inc.	348,740	17,534,647

Construction & Engineering (1.6%)
Fluor Corp.	40,975	7,624,628
Foster Wheeler Ltd.*	39,800	2,911,370

		10,535,998

Electrical Equipment (0.5%)
Emerson Electric Co.	52,400	2,591,180
First Solar, Inc.*	2,600	709,332

		3,300,512

Industrial Conglomerates (1.0%)
Textron, Inc.	136,800	6,556,824

Machinery (1.5%)
Deere & Co.	135,950	9,806,074

Road & Rail (0.3%)
Union Pacific Corp.	26,400	1,993,200

Total Industrials		49,727,255

Information Technology (32.0%)
Communications Equipment (7.5%)
Cisco Systems, Inc.*	852,600	19,831,476
Nokia Oyj (ADR)	137,500	3,368,750
QUALCOMM, Inc.	157,600	6,992,712
Research In Motion Ltd.*^	167,500	19,580,750

		49,773,688

Computers & Peripherals (11.9%)
Apple, Inc.*	268,160	44,900,710
Hewlett-Packard Co.	756,450	33,442,655

		78,343,365

Internet Software & Services (6.8%)
Google, Inc., Class A*	84,745	44,611,463

Semiconductors & Semiconductor Equipment (4.0%)
Broadcom Corp., Class A*	99,300	2,709,897
Intel Corp.	104,600	2,246,808
MEMC Electronic Materials, Inc.*	206,200	12,689,548
NVIDIA Corp.*	464,450	8,694,504

		26,340,757

Software (1.8%)
Electronic Arts, Inc.*	44,700	1,986,021
Microsoft Corp.	60,600	1,667,106
Salesforce.com, Inc.*	66,400	4,530,472
VMware, Inc., Class A*^	71,200	3,834,832

		12,018,431

Total Information Technology		211,087,704

Materials (6.5%)
Chemicals (5.6%)
Air Products & Chemicals, Inc.	104,700	10,350,642
Monsanto Co.	210,000	26,552,400

		36,903,042

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.9%)
Rio Tinto plc (ADR)^	12,445	$6,160,275

Total Materials		43,063,317

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
America Movil S.A.B. de C.V., Series L (ADR)	179,450	9,465,988

Total Telecommunication Services		9,465,988

Total Common Stocks (99.3%) (Cost $623,753,582)		654,367,001

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.4%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$55,147	55,147
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	303,306	303,306
American Express Bank FSB
2.49%, 7/18/08 (l)	55,147	55,147
American Honda Finance Corp.
2.71%, 9/11/08 (l)	41,360	41,360
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	226,057	226,057
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	183,681	183,681
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	645,215	645,215
Bank of Ireland
2.13%, 12/29/08 (l)	275,726	275,726
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	479,775	479,775
Bank of Scotland plc/London
3.25%, 7/1/08	436,899	436,899
2.12%, 7/17/08 (l)	115,808	115,808
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	275,733	275,733
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	126,837	126,837
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	551,466	551,466
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	137,866	137,866
Beta Finance, Inc.
2.13%, 2/17/09 (l)	220,527	220,527
2.12%, 5/11/09 (l)	330,801	330,801
Calyon/New York
2.12%, 10/14/08 (l)	744,406	744,406
2.16%, 7/2/10 (l)	275,617	275,617
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	347,424	347,424
CC USA, Inc.
2.13%, 2/12/09 (l)	192,961	192,961
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	314,336	314,336
Comerica Bank
2.12%, 8/7/08 (l)	159,912	159,912
2.74%, 1/12/09 (l)	253,718	253,718
2.50%, 3/16/09 (l)	319,836	319,836
2.52%, 6/19/09 (l)	347,456	347,456
2.53%, 6/19/09 (l)	198,518	198,518
Commerzbank AG/New York
2.60%, 7/14/08	275,733	275,733

	Principal Amount	Value (Note 1)
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	$137,866	$137,866
Deutsche Bank AG/Singapore
3.50%, 7/1/08	136,350	136,350
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	2,757,330	2,757,330
2.80%, 7/1/08 (r)	1,965,062	1,965,062
Fifth Third Bancorp
2.49%, 8/22/08 (l)	33,088	33,088
Five Finance, Inc.
2.13%, 2/23/09 (l)	110,261	110,261
General Electric Capital Corp.
2.58%, 2/19/09 (l)	137,866	137,866
2.15%, 3/12/10 (l)	253,674	253,674
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	479,775	479,775
2.54%, 9/12/08 (l)	104,779	104,779
2.60%, 12/23/08 (l)	140,637	140,637
2.16%, 3/27/09 (l)	430,143	430,143
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	9,650,654	9,650,654
2.95%, 7/1/08 (r)	4,135,995	4,135,995
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	317,210	317,210
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	275,733	275,733
Links Finance LLC
2.12%, 6/22/09 (l)	358,363	358,363
MassMutual Global Funding II
2.15%, 3/26/10 (l)	463,231	463,231
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	193,013	193,013
2.11%, 1/23/09 (l)	193,013	193,013
2.12%, 3/13/09 (l)	60,661	60,661
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	264,704	264,704
2.17%, 6/29/09 (l)	165,440	165,440
Monumental Global Funding II
2.15%, 3/26/10 (l)	424,629	424,629
2.18%, 5/26/10 (l)	38,603	38,603
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	140,624	140,624
Morgan Stanley
3.22%, 2/9/09 (l)	325,983	325,983
New York Life Global Funding
2.50%, 3/30/09 (l)	193,013	193,013
Pricoa Global Funding I
2.12%, 9/22/08 (l)	468,746	468,746
2.16%, 12/15/09 (l)	110,293	110,293
2.15%, 6/25/10 (l)	248,110	248,110
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	44,117	44,117
SLM Corp.
2.87%, 12/15/08 (l)	106,182	106,182
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,378,665	1,378,665
Tango Finance Corp.
2.13%, 6/25/09 (l)	363,836	363,836
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	165,440	165,440
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	110,293	110,293
2.50%, 8/14/08 (l)	110,293	110,293
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	82,720	82,720

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
2.62%, 8/3/09 (l)	$496,319	$496,319
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	33,088	33,088

Total Short-Term Investments of Cash Collateral for Securities Loaned		35,497,070

Time Deposit (0.5%)
JPMorgan Chase Nassau
1.49%, 7/1/08	3,185,005	3,185,005

Total Short-Term Investments (5.9%) (Amortized Cost $38,682,075)		38,682,075

Total Investments (105.2%) (Cost/Amortized Cost $662,435,657)		693,049,076
Other Assets Less Liabilities (-5.2%)		(34,357,818)

Net Assets (100%)		$658,691,258

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$654,367,001	$38,682,075	$—	$693,049,076
Other Investments*	—	—	—	—

Total	$654,367,001	$38,682,075	$—	$693,049,076

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$337,377,818
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$345,056,488

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,007,205
Aggregate gross unrealized depreciation	(47,090,286)

Net unrealized appreciation	$29,916,919

Federal income tax cost of investments	$663,132,157

At June 30, 2008, the Portfolio had loaned securities with a total value of $34,477,109. This was secured by collateral of $35,497,070 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $407,213,345 of which $44,749,118 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.1%)
Asset-Backed Securities (1.3%)
Bayview Financial Acquisition Trust,
Series 05-D AF2
5.402%, 12/28/35 (l)	$5,552,802	$5,416,586
Citifinancial Mortgage Securities, Inc.,
Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	1,701,106
Credit-Based Asset Servicing and Securitization LLC,
Series 05-CB7 AF2
5.147%, 11/25/35 (e)	1,332,639	1,328,600
DB Master Finance LLC,
Series 06-1 A2
5.779%, 6/20/31§	2,000,000	1,840,300
Home Equity Mortgage Trust,
Series 05-4 A3
4.742%, 1/25/36 (e)	1,029,570	992,781
IXIS Real Estate Capital Trust,
Series 06-HE3 A2
2.583%, 1/25/37 (l)	10,075,000	9,388,142
Option One Mortgage Loan Trust,
Series 06-3 M1
2.713%, 2/25/37 (l)	2,915,000	745,901
Series 07-2 M1
2.843%, 3/25/37 (l)	3,660,000	540,134
Petra CRE CDO Ltd.,
Series 07-1A C
3.583%, 2/25/47†§(l)	3,300,000	1,900,594
Residential Asset Securities Corp.,
Series 03-KS3 A2
3.083%, 5/25/33 (l)	225,557	215,281
Residential Funding Mortgage Securities II, Inc.,
Series 05-HI2 A3
4.460%, 5/25/35	866,733	862,198

		24,931,623

Non-Agency CMO (17.8%)
Banc of America Commercial Mortgage, Inc.,
Series 01-PB1 A2
5.787%, 5/11/35	5,034,232	5,084,332
Series 04-3 A5
5.493%, 6/10/39 (l)	6,965,000	6,972,850
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,155,051
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,211,493
Bear Stearns Alt-A Trust,
Series 06-1 22A1
5.381%, 2/25/36 (l)	8,271,152	6,551,736
Series 06-3 22A1
6.176%, 5/25/36 (l)	3,393,642	2,470,513
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 02-TOP6 A2
6.460%, 10/15/36	13,190,000	13,544,025
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	19,680,000	18,835,612
Series 06-PW11 A4
5.623%, 3/11/39 (l)	6,770,000	6,514,894
Series 06-PW12 A4
5.902%, 9/11/38 (l)	4,125,000	4,022,510
Citigroup Mortgage Loan Trust, Inc.,
Series 05-2 1A4
5.113%, 5/25/35 (l)	7,592,095	7,312,439

	Principal Amount	Value (Note 1)
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	$10,777,484	$10,229,148
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A3
6.021%, 6/15/38 (l)	9,010,000	8,837,485
Series 06-C4 A3
5.467%, 9/15/39	11,725,000	11,145,413
CS First Boston Mortgage Securities Corp.,
Series 03-CK2 A2
3.861%, 3/15/36	773,066	767,554
Series 04-C1 A4
4.750%, 1/15/37 (l)	3,280,000	3,177,894
Deutsche Mortgage Securities, Inc.,
Series 05-WF1 1A1
5.087%, 6/26/35§(l)	3,946,538	3,923,839
GE Capital Commercial Mortgage Corp.,
Series 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,673,772
Greenwich Capital Commercial Funding Corp.,
Series 03-C1 A4
4.111%, 7/5/35	6,385,000	5,967,802
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,227,512
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,975,058
Indymac Index Mortgage Loan Trust,
Series 06-AR7 4A1
6.214%, 5/25/36 (l)	4,502,747	3,316,239
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 05-CB11 A4
5.335%, 8/12/37 (l)	5,860,000	5,687,960
Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,731,855
Series 05-LDP4 A2
4.790%, 10/15/42	5,283,798	5,245,542
Series 06-CB14 A4
5.481%, 12/12/44 (l)	3,790,000	3,631,201
Series 06-CB15 A4
5.814%, 6/12/43 (l)	8,800,000	8,584,747
Series 07-CB19 A4
5.937%, 2/12/49	8,600,000	8,177,901
LB-UBS Commercial Mortgage Trust,
Series 03-C3 A4
4.166%, 5/15/32	9,370,000	8,983,357
Series 04-C2 A4
4.367%, 3/15/36	2,885,000	2,690,243
Series 04-C4 A4
5.295%, 6/15/29 (l)	2,985,000	2,944,705
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,476,451
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,591,688
Series 05-C7 A4
5.197%, 11/15/30 (l)	6,090,000	5,851,952
Series 06-C3 A4
5.661%, 3/15/39 (l)	10,365,000	10,046,270
Series 06-C6 A4
5.372%, 9/15/39	11,165,000	10,563,756
Series 06-C7 A3
5.347%, 11/15/38	9,300,000	8,767,356
Lehman XS Trust,
Series 07-4N M1
2.933%, 3/25/47 (l)	10,881,858	3,907,533
Merrill Lynch Mortgage Investors, Inc.,
Series 05-A8 A1C1
5.250%, 8/25/36 (l)	4,936,586	4,609,402

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Trust,
Series 05-CKI1 A6
5.416%, 11/12/37 (l)	$2,575,000	$2,485,386
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	11,005,821
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-2 A4
6.104%, 6/12/46 (l)	805,000	793,080
Morgan Stanley Capital I,
Series 05-T17 A5
4.780%, 12/13/41	9,300,000	8,784,849
Residential Funding Mortgage Securities I, Inc.,
Series 05-SA3 3A
5.240%, 8/25/35 (l)	5,737,334	5,530,243
Wachovia Bank Commercial Mortgage Trust,
Series 06-C27 A3
5.765%, 7/15/45 (l)	8,786,372	8,501,067
Series 07-C32 A2
5.924%, 6/15/49 (l)	9,105,000	8,977,903
Series 07-C32 A3
5.929%, 6/15/49 (l)	7,055,000	6,694,174
WaMu Mortgage Pass-through Certificates,
Series 07-OA1 A1A
4.228%, 2/25/47 (l)	8,098,918	6,124,652

		325,306,265

Total Asset-Backed and Mortgage-Backed Securities		350,237,888

Consumer Discretionary (3.1%)
Automobiles (0.3%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	1,970,000	1,981,814
7.750%, 1/18/11	2,965,000	3,148,291

		5,130,105

Hotels, Restaurants & Leisure (0.7%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	3,969,000	4,038,652
7.375%, 11/15/15	3,799,000	3,755,562
Wyndham Worldwide Corp.
6.000%, 12/1/16	5,355,000	4,728,835

		12,523,049

Household Durables (0.4%)
Centex Corp.
5.450%, 8/15/12	2,855,000	2,376,787
MDC Holdings, Inc.
5.500%, 5/15/13	5,360,000	5,162,688

		7,539,475

Media (1.7%)
BSkyB Finance UK plc
5.625%, 10/15/15§	3,910,000	3,784,297
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,905,000	3,512,084
Comcast Cable Communications LLC
6.200%, 11/15/08	1,172,000	1,176,292
6.875%, 6/15/09	3,930,000	4,036,039
Comcast Corp.
5.500%, 3/15/11	4,290,000	4,293,235
5.300%, 1/15/14	3,365,000	3,261,839
News America, Inc.
6.550%, 3/15/33^	2,310,000	2,259,958
Time Warner Entertainment Co. LP
8.375%, 3/15/23	5,360,000	5,775,963
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,348,687

		30,448,394

Total Consumer Discretionary		55,641,023

	Principal Amount	Value (Note 1)
Consumer Staples (2.4%)
Food & Staples Retailing (0.3%)
Kroger Co.
6.800%, 12/15/18^	$1,650,000	$1,721,371
Safeway, Inc.
4.125%, 11/1/08	1,496,000	1,496,968
Wal-Mart Stores, Inc.
4.250%, 4/15/13	1,990,000	1,978,860

		5,197,199

Food Products (1.5%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13^	3,210,000	3,155,953
5.100%, 7/15/15	2,355,000	2,141,849
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	5,675,000	5,431,060
ConAgra Foods, Inc.
7.875%, 9/15/10	1,587,000	1,677,592
Kraft Foods, Inc.
4.125%, 11/12/09	9,040,000	9,026,440
5.250%, 10/1/13	4,695,000	4,568,338
Tyson Foods, Inc.
6.850%, 4/1/16	2,489,000	2,261,862

		28,263,094

Tobacco (0.6%)
Reynolds American, Inc.
7.250%, 6/1/13	5,135,000	5,308,209
7.625%, 6/1/16	5,030,000	5,240,319

		10,548,528

Total Consumer Staples		44,008,821

Energy (2.0%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.150%, 3/15/13	1,740,000	1,729,864
6.000%, 3/15/18	660,000	651,370

		2,381,234

Oil, Gas & Consumable Fuels (1.9%)
Canadian Natural Resources Ltd.
5.150%, 2/1/13	1,450,000	1,452,513
Enterprise Products Operating LP, Series B
5.600%, 10/15/14	2,145,000	2,101,238
Gaz Capital S.A.
6.212%, 11/22/16^	10,935,000	10,146,083
Hess Corp.
7.875%, 10/1/29	3,815,000	4,375,450
Premcor Refining Group, Inc.
7.500%, 6/15/15	2,496,000	2,575,068
StatoilHydro ASA
6.360%, 1/15/09	1,534,000	1,560,063
TransCanada Pipelines Ltd.
6.350%, 5/15/67 (l)	5,625,000	4,857,019
Valero Energy Corp.
6.875%, 4/15/12	4,135,000	4,292,308
Williams Cos., Inc.
7.125%, 9/1/11	2,750,000	2,846,250

		34,205,992

Total Energy		36,587,226

Financials (17.0%)
Capital Markets (3.1%)
Bear Stearns Cos., Inc.
7.625%, 12/7/09	5,006,000	5,174,857
5.550%, 1/22/17^	5,680,000	5,249,604
Deutsche Bank AG/London
5.000%, 10/12/10	5,085,000	5,162,317
Goldman Sachs Group, Inc.
3.875%, 1/15/09	4,298,000	4,298,133

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 7/15/13	$3,590,000	$3,453,225
5.125%, 1/15/15	2,490,000	2,383,428
Lehman Brothers Holdings, Inc.
7.875%, 11/1/09	2,161,000	2,203,678
4.800%, 3/13/14	1,447,000	1,299,183
5.750%, 1/3/17	1,921,000	1,695,219
6.500%, 7/19/17	1,787,000	1,653,188
Merrill Lynch & Co., Inc.
4.125%, 1/15/09	1,533,000	1,515,464
6.000%, 2/17/09^	4,887,000	4,869,118
4.125%, 9/10/09	1,905,000	1,882,247
6.050%, 5/16/16	1,928,000	1,778,576
Morgan Stanley
5.050%, 1/21/11	5,270,000	5,209,896
6.750%, 4/15/11	4,975,000	5,103,330
UBS Preferred Funding Trust I
8.622%, 10/29/49 (l)	3,535,000	3,552,109

		56,483,572

Commercial Banks (5.5%)
American Express Centurion Bank
4.375%, 7/30/09	3,079,000	3,066,311
Bank of Tokyo-Mitsubishi UFJ Ltd./ New York
7.400%, 6/15/11	975,000	1,031,676
BankAmerica Capital II
8.000%, 12/15/26	2,301,000	2,298,421
Barclays Bank plc
8.550%, 9/29/49§(l)	4,180,000	4,062,467
Compass Bank
5.500%, 4/1/20	5,894,000	5,097,402
Huntington National Bank
4.375%, 1/15/10	3,135,000	2,911,926
Key Bank N.A.
7.000%, 2/1/11	3,780,000	3,791,540
Korea Development Bank
4.625%, 9/16/10	3,000,000	2,993,907
Kreditanstalt fuer Wiederaufbau
5.125%, 3/14/16^	3,435,000	3,619,277
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	3,315,000	3,466,253
M&I Marshall & Ilsley Bank
5.000%, 1/17/17	4,370,000	3,575,237
Marshall & Ilsley Corp.
4.375%, 8/1/09	4,103,000	4,028,793
5.626%, 8/17/09	2,454,000	2,439,421
National City Bank/Ohio
6.250%, 3/15/11	5,110,000	4,643,835
6.200%, 12/15/11	5,090,000	4,457,405
Regions Financial Corp.
6.375%, 5/15/12	5,020,000	4,946,412
Resona Bank Ltd.
5.850%, 9/29/49§(l)	860,000	739,763
Royal Bank of Scotland Group plc
6.400%, 4/1/09	3,401,000	3,445,948
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
6.299%, 5/15/17 (m)	4,855,000	4,398,242
7.750%, 5/29/18^§	8,665,000	8,491,700
SouthTrust Corp.
5.800%, 6/15/14	3,990,000	4,046,419
Standard Chartered plc
6.409%, 12/31/49§(l)	5,700,000	4,574,102
U.S. Bancorp
5.300%, 4/28/09	5,130,000	5,160,759
Union Bank of California N.A.
5.950%, 5/11/16	1,155,000	1,095,627

	Principal Amount	Value (Note 1)
Union Planters Corp.
7.750%, 3/1/11	$3,328,000	$3,401,971
Wachovia Corp.
5.625%, 12/15/08	1,596,000	1,595,065
5.500%, 5/1/13	4,500,000	4,306,954
Zions Bancorp
5.500%, 11/16/15	2,390,000	1,903,592

		99,590,425

Consumer Finance (1.6%)
American Express Co.
4.750%, 6/17/09	2,333,000	2,324,293
American General Finance Corp.
5.375%, 9/1/09	2,050,000	2,047,702
Capital One Bank USA N.A.
4.250%, 12/1/08	2,033,000	2,029,270
5.000%, 6/15/09	5,255,000	5,247,154
6.500%, 6/13/13	3,160,000	3,094,364
Capital One Financial Corp.
5.500%, 6/1/15^	661,000	594,345
6.750%, 9/15/17	297,000	294,276
HSBC Finance Corp.
4.125%, 12/15/08	1,875,000	1,872,090
7.000%, 5/15/12	2,850,000	2,952,030
International Lease Finance Corp.
6.375%, 3/15/09	5,150,000	5,125,136
SLM Corp.
5.375%, 5/15/14	4,200,000	3,689,834

		29,270,494

Diversified Financial Services (3.1%)
Allstate Life Global Funding Trusts
4.500%, 5/29/09^	2,268,000	2,271,563
Bank of America Corp.
3.375%, 2/17/09^	2,380,000	2,370,280
Caterpillar Financial Services Corp.
4.500%, 6/15/09	2,727,000	2,744,851
CIT Group, Inc.
3.375%, 4/1/09^	4,485,000	4,244,138
5.850%, 9/15/16	5,215,000	3,598,194
Citicorp
6.375%, 11/15/08	984,000	991,245
Citigroup, Inc.
5.500%, 4/11/13	3,160,000	3,084,087
Countrywide Home Loans, Inc.
4.000%, 3/22/11	79,000	71,920
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,140,608
General Electric Capital Corp.
4.375%, 11/21/11	3,800,000	3,808,330
4.800%, 5/1/13	9,255,000	9,066,827
6.750%, 3/15/32	1,230,000	1,238,549
JP Morgan & Co., Inc.
6.250%, 1/15/09	4,620,000	4,664,324
JP Morgan Chase Capital XXV
6.800%, 10/1/37	882,000	791,670
JP Morgan Chase & Co.
6.750%, 2/1/11	6,680,000	6,933,299
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (l)	1,690,000	1,464,878
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49§(l)	1,590,000	1,468,214
UFJ Finance Aruba AEC
6.750%, 7/15/13	2,520,000	2,647,363

		56,600,340

Insurance (1.4%)
Allied World Assurance Holdings Ltd.
7.500%, 8/1/16	2,145,000	2,007,587

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Assurant, Inc.
5.625%, 2/15/14	$1,645,000	$1,559,233
General Electric Global Insurance Holdings Corp.
7.000%, 2/15/26	3,435,000	3,462,758
Genworth Financial, Inc.
5.231%, 5/16/09	1,725,000	1,733,408
4.750%, 6/15/09	1,950,000	1,940,047
6.515%, 5/22/18	4,385,000	4,104,706
Liberty Mutual Group, Inc.
5.750%, 3/15/14§	2,795,000	2,698,053
Prudential Financial, Inc.
5.150%, 1/15/13	3,030,000	2,953,256
XL Capital Ltd.
5.250%, 9/15/14	5,335,000	4,839,368

		25,298,416

Real Estate Investment Trusts (REITs) (1.4%)
HCP, Inc. (REIT)
6.000%, 1/30/17	5,465,000	4,703,163
Health Care REIT, Inc. (REIT)
6.200%, 6/1/16	4,700,000	4,301,313
Healthcare Realty Trust (REIT)
5.125%, 4/1/14	2,802,000	2,480,630
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	3,210,000	2,744,550
5.150%, 3/1/12	2,645,000	2,182,125
Mack-Cali Realty Corp. (REIT)
7.250%, 3/15/09	780,000	788,652
Simon Property Group LP (REIT)
5.000%, 3/1/12	5,220,000	5,086,206
5.625%, 8/15/14	3,820,000	3,693,776

		25,980,415

Real Estate Management & Development (0.3%)
ERP Operating LP
5.250%, 9/15/14	5,390,000	5,009,703

Specialized Finance (0.1%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	2,005,000	1,942,224
5.150%, 5/15/15	550,000	476,302

		2,418,526

Thrifts & Mortgage Finance (0.5%)
Countrywide Financial Corp.
5.800%, 6/7/12	1,731,000	1,637,190
6.250%, 5/15/16^	2,516,000	2,240,106
Washington Mutual, Inc.
4.000%, 1/15/09^	5,270,000	5,111,900
4.200%, 1/15/10	439,000	381,930

		9,371,126

Total Financials		310,023,017

Government Securities (38.7%)
Foreign Governments (1.0%)
Federative Republic of Brazil
8.250%, 1/20/34	2,100,000	2,598,015
Russian Federation
7.500%, 3/31/30 (m) (e)	14,115,050	15,835,534

		18,433,549

Supranational (1.2%)
Asian Development Bank
5.500%, 6/27/16	4,590,000	4,927,406
European Investment Bank
4.875%, 2/15/36	2,420,000	2,380,890
Inter-American Development Bank
5.125%, 9/13/16^	5,140,000	5,393,027
International Bank for Reconstruction & Development
9.250%, 7/15/17^	2,880,000	3,834,896

	Principal Amount	Value (Note 1)
Nordic Investment Bank
5.000%, 2/1/17^	$5,135,000	$5,376,150

		21,912,369

U.S. Government Agencies (29.0%)
Federal Home Loan Bank
5.000%, 11/17/17^	30,855,000	31,459,110
Federal Home Loan Mortgage Corp.
4.125%, 12/21/12^	5,385,000	5,403,594
5.500%, 8/23/17^	11,345,000	11,997,610
5.125%, 11/17/17^	48,490,000	49,816,832
5.500%, 7/1/35	7,712,147	7,645,871
4.500%, 8/1/35	8,721,119	8,097,185
4.500%, 9/1/35	7,719,727	7,167,434
4.500%, 10/1/35	24,376,382	22,632,423
5.769%, 12/1/36 (l)	8,076,879	8,261,669
7.000%, 2/1/37	20,704,798	21,729,594
Federal National Mortgage Association
9.000%, 8/1/26	4,999	5,525
6.250%, 5/15/29^	17,755,000	20,086,410
6.625%, 11/15/30^	3,050,000	3,620,521
5.500%, 4/1/33	11,909,450	11,808,731
5.500%, 7/1/33	14,751,446	14,626,693
5.000%, 11/1/33	11,335,147	10,935,096
5.500%, 4/1/34	6,572,794	6,517,208
5.500%, 5/1/34	3,951,319	3,917,903
5.500%, 11/1/34	19,557,614	19,355,544
5.500%, 2/1/35	32,093,005	31,821,593
6.000%, 4/1/35	16,519,211	16,761,514
4.500%, 8/1/35	7,613,070	7,064,988
4.500%, 9/1/35	22,283,169	20,748,165
5.000%, 2/1/36	39,196,980	37,703,361
5.000%, 7/1/36	8,516,009	8,204,809
6.500%, 9/1/36	49,871,716	51,413,648
5.500%, 11/1/36	24,858,301	24,578,160
5.927%, 2/1/37 (l)	15,127,972	15,414,856
5.500%, 3/1/37	52,191,968	51,603,790
Government National Mortgage Association
8.500%, 10/15/17	2,573	2,807
8.500%, 11/15/17	9,152	9,982
8.000%, 7/15/26	693	759

		530,413,385

U.S. Treasuries (7.5%)
U.S. Treasury Bonds
4.500%, 2/15/36^	70,645,000	70,142,785
U.S. Treasury Notes
3.625%, 12/31/12^	52,115,000	52,908,920
4.250%, 11/15/17^	13,410,000	13,698,100

		136,749,805

Total Government Securities		707,509,108

Health Care (1.6%)
Health Care Equipment & Supplies (0.2%)
Baxter FinCo B.V.
4.750%, 10/15/10	4,556,000	4,607,765

Health Care Providers & Services (0.7%)
UnitedHealth Group, Inc.
4.125%, 8/15/09	1,930,000	1,912,520
5.250%, 3/15/11	5,220,000	5,195,826
WellPoint, Inc.
4.250%, 12/15/09	5,276,000	5,222,887

		12,331,233

Life Sciences Tools & Services (0.4%)
Fisher Scientific International, Inc.
6.750%, 8/15/14	1,747,000	1,789,576
6.125%, 7/1/15	5,351,000	5,304,762

		7,094,338

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.3%)
Abbott Laboratories
3.500%, 2/17/09	$2,557,000	$2,560,449
Wyeth
5.500%, 2/1/14	3,187,000	3,212,767

		5,773,216

Total Health Care		29,806,552

Industrials (1.4%)
Airlines (0.1%)
United Air Lines, Inc.
6.636%, 7/2/22	2,125,603	1,754,919

Building Products (0.3%)
Masco Corp.
4.800%, 6/15/15	5,660,000	4,929,272

Commercial Services & Supplies (0.3%)
R.R. Donnelley & Sons Co.
4.950%, 4/1/14^	1,315,000	1,204,995
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,620,038

		4,825,033

Industrial Conglomerates (0.4%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33§	3,445,000	3,490,746
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,107,297
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,764,473

		8,362,516

Machinery (0.1%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	2,097,000	2,130,489

Road & Rail (0.2%)
Canadian Pacific Railway Ltd.
6.500%, 5/15/18	995,000	985,780
Norfolk Southern Corp.
6.200%, 4/15/09	2,125,000	2,157,991

		3,143,771

Total Industrials		25,146,000

Information Technology (1.6%)
Communications Equipment (0.2%)
Motorola, Inc.
7.625%, 11/15/10	402,000	409,790
7.500%, 5/15/25	475,000	444,303
6.500%, 9/1/25	2,980,000	2,225,196

		3,079,289

Computers & Peripherals (0.2%)
International Business Machines Corp.
5.375%, 2/1/09	2,278,000	2,300,272
4.375%, 6/1/09	1,215,000	1,229,530

		3,529,802

IT Services (0.6%)
Computer Sciences Corp.
5.500%, 3/15/13§	2,525,000	2,489,862
Electronic Data Systems Corp.
6.500%, 8/1/13	6,379,000	6,551,660
7.450%, 10/15/29	2,215,000	2,433,705

		11,475,227

Office Electronics (0.5%)
Xerox Capital Trust I
8.000%, 2/1/27^	5,205,000	5,080,397
Xerox Corp.
9.750%, 1/15/09	3,542,000	3,646,029
7.625%, 6/15/13	980,000	1,017,639

		9,744,065

	Principal Amount	Value (Note 1)
Software (0.1%)
Oracle Corp.
4.950%, 4/15/13	$2,132,000	$2,152,604

Total Information Technology		29,980,987

Materials (2.1%)
Chemicals (0.4%)
Dow Chemical Co.
7.375%, 11/1/29	360,000	381,818
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,945,827
PPG Industries, Inc.
5.750%, 3/15/13	4,110,000	4,178,879

		6,506,524

Construction Materials (0.1%)
Lafarge S.A.
6.150%, 7/15/11	2,603,000	2,618,183

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	2,675,000	2,613,518

Metals & Mining (0.9%)
ArcelorMittal
6.125%, 6/1/18§	4,625,000	4,519,809
BHP Billiton Finance USA Ltd.
7.250%, 3/1/16	3,697,000	4,006,705
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,811,599
United States Steel Corp.
5.650%, 6/1/13	4,549,000	4,429,193
7.000%, 2/1/18	1,415,000	1,411,889

		16,179,195

Paper & Forest Products (0.6%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	1,204,000	1,292,026
International Paper Co.
4.250%, 1/15/09	2,092,000	2,085,153
5.300%, 4/1/15	4,415,000	3,891,505
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,093,951
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,825,302

		11,187,937

Total Materials		39,105,357

Telecommunication Services (4.1%)
Diversified Telecommunication Services (3.2%)
AT&T Corp.
8.000%, 11/15/31	500,000	574,001
AT&T, Inc.
4.125%, 9/15/09	2,570,000	2,573,004
British Telecommunications plc
8.625%, 12/15/10	7,320,000	7,859,850
Embarq Corp.
6.738%, 6/1/13	435,000	419,724
7.082%, 6/1/16	8,570,000	8,139,392
Pacific Bell Telephone Co.
6.625%, 10/15/34	6,570,000	6,350,595
Qwest Corp.
7.875%, 9/1/11^	5,140,000	5,140,000
8.875%, 3/15/12	3,815,000	3,891,300
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,194,671
4.000%, 1/15/10	8,010,000	7,902,305
6.375%, 11/15/33	900,000	801,242
Telefonos de Mexico S.A.B. de C.V.
4.500%, 11/19/08	4,705,000	4,716,546

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
5.250%, 4/15/13	$2,520,000	$2,505,500
4.900%, 9/15/15	2,670,000	2,533,368
Verizon New Jersey, Inc., Series A
5.875%, 1/17/12	3,230,000	3,275,004

		58,876,502

Wireless Telecommunication Services (0.9%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	4,080,000	4,343,796
8.750%, 3/1/31	2,405,000	2,853,723
Vodafone Group plc
7.750%, 2/15/10	4,910,000	5,130,788
5.500%, 6/15/11	4,485,000	4,529,025

		16,857,332

Total Telecommunication Services		75,733,834

Utilities (2.5%)
Electric Utilities (1.8%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,182,549
Exelon Corp.
6.750%, 5/1/11	2,190,000	2,249,850
FirstEnergy Corp., Series B
6.450%, 11/15/11	2,195,000	2,252,287
FirstEnergy Corp., Series C
7.375%, 11/15/31	2,415,000	2,626,066
FPL Group Capital, Inc.
5.625%, 9/1/11	3,435,000	3,536,642
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	2,760,000	2,838,765
Pacific Gas & Electric Co.
4.800%, 3/1/14	5,440,000	5,300,828
Progress Energy, Inc.
7.100%, 3/1/11	1,571,000	1,653,066
Public Service Co. of Colorado
7.875%, 10/1/12	1,925,000	2,146,843
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	3,950,000	3,979,013

		31,765,909

Multi-Utilities (0.7%)
DCP Midstream LLC
7.875%, 8/16/10	1,340,000	1,406,279
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,286,618
6.800%, 1/15/19	4,615,000	4,525,695
Veolia Environnement
6.000%, 6/1/18	2,955,000	2,948,219
Wisconsin Energy Corp.
6.250%, 5/15/67 (l)	2,550,000	2,193,357

		13,360,168

Total Utilities		45,126,077

Total Long-Term Debt Securities (95.6%) (Cost $1,799,275,901)		1,748,905,890

	Number of Shares
PREFERRED STOCKS:
Financials (0.2%)
Thrifts & Mortgage Finance (0.2%)
Fannie Mae
8.250%^	112,375	2,579,006
Freddie Mac
8.375%^	74,725	1,815,818

Total Preferred Stocks (0.2%) (Cost $4,677,500)		4,394,824

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (2.7%)
Federal Home Loan Bank
1.99%, 7/1/08 ^(o)(p)	$48,900,000	$48,897,297

Short-Term Investments of Cash Collateral for Securities Loaned (10.7%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	305,798	305,798
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	1,681,889	1,681,889
American Express Bank FSB
2.49%, 7/18/08 (l)	305,798	305,798
American Honda Finance Corp.
2.71%, 9/11/08 (l)	229,348	229,348
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,253,526	1,253,526
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,018,544	1,018,544
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	3,577,836	3,577,836
Bank of Ireland
2.13%, 12/29/08 (l)	1,528,954	1,528,954
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	2,660,442	2,660,442
Bank of Scotland plc/London
3.25%, 7/1/08	2,422,684	2,422,684
2.12%, 7/17/08 (l)	642,176	642,176
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	1,528,990	1,528,990
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	703,335	703,335
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	3,057,980	3,057,980
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	764,495	764,495
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,222,864	1,222,864
2.12%, 5/11/09 (l)	1,834,351	1,834,351
Calyon/New York
2.12%, 10/14/08 (l)	4,127,869	4,127,869
2.16%, 7/2/10 (l)	1,528,347	1,528,347
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	1,926,527	1,926,527
CC USA, Inc.
2.13%, 2/12/09 (l)	1,070,005	1,070,005
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,743,048	1,743,048
Comerica Bank
2.12%, 8/7/08 (l)	886,739	886,739
2.74%, 1/12/09 (l)	1,406,912	1,406,912
2.50%, 3/16/09 (l)	1,773,548	1,773,548
2.52%, 6/19/09 (l)	1,926,707	1,926,707
2.53%, 6/19/09 (l)	1,100,818	1,100,818
Commerzbank AG/New York
2.60%, 7/14/08	1,528,990	1,528,990
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	764,495	764,495
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	15,289,899	15,289,899
2.80%, 7/1/08 (r)	10,896,631	10,896,631
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	756,085	756,085
Fifth Third Bancorp
2.49%, 8/22/08 (l)	183,479	183,479

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Five Finance, Inc.
2.13%, 2/23/09 (l)	$611,420	$611,420
General Electric Capital Corp.
2.58%, 2/19/09 (l)	764,495	764,495
2.15%, 3/12/10 (l)	1,406,671	1,406,671
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	2,660,442	2,660,442
2.54%, 9/12/08 (l)	581,016	581,016
2.60%, 12/23/08 (l)	779,859	779,859
2.16%, 3/27/09 (l)	2,385,224	2,385,224
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	53,514,646	53,514,646
2.95%, 7/1/08 (r)	22,934,848	22,934,848
Landesbank Baden-Wuerttemberg/New York,
3.70%, 7/1/08	1,758,986	1,758,986
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	1,528,990	1,528,990
Links Finance LLC
2.12%, 6/22/09 (l)	1,987,189	1,987,189
MassMutual Global Funding II
2.15%, 3/26/10 (l)	2,568,703	2,568,703
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,070,293	1,070,293
2.11%, 1/23/09 (l)	1,070,293	1,070,293
2.12%, 3/13/09 (l)	336,378	336,378
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	1,467,830	1,467,830
2.17%, 6/29/09 (l)	917,394	917,394
Monumental Global Funding II
2.15%, 3/26/10 (l)	2,354,644	2,354,644
2.18%, 5/26/10 (l)	214,059	214,059
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	779,785	779,785
Morgan Stanley
3.22%, 2/9/09 (l)	1,807,634	1,807,634
New York Life Global Funding
2.50%, 3/30/09 (l)	1,070,293	1,070,293
Pricoa Global Funding I
2.12%, 9/22/08 (l)	2,599,283	2,599,283
2.16%, 12/15/09 (l)	611,596	611,596
2.15%, 6/25/10 (l)	1,375,816	1,375,816
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	244,638	244,638
SLM Corp.
2.87%, 12/15/08 (l)	588,799	588,799
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	7,644,949	7,644,949
Tango Finance Corp.
2.13%, 6/25/09 (l)	2,017,536	2,017,536
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	917,394	917,394
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	611,596	611,596
2.50%, 8/14/08 (l)	611,596	611,596

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	$458,697	$458,697
Wells Fargo & Co.
2.62%, 8/3/09 (l)	1,681,889	1,681,889
3.12%, 8/3/09 (l)	1,070,293	1,070,293
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	183,479	183,479

Total Short-Term Investments of Cash Collateral for Securities Loaned		196,837,762

Total Short-Term Investments (13.4%) (Cost/Amortized Cost $245,737,762)		245,735,059

Total Investments (109.2%) (Cost/Amortized Cost $2,049,691,163)		1,999,035,773
Other Assets Less Liabilities (-9.2%)		(168,765,624)

Net Assets (100%)		$1,830,270,149

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,900,594 or 0.10% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $53,393,819 or 2.92% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$4,394,824	$1,992,740,355	$1,900,594	$1,999,035,773
Other Investments*	—	—	—	—

Total	$4,394,824	$1,992,740,355	$1,900,594	$1,999,035,773

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$4,325,427	$—
Total gains or losses (realized/unrealized) included in earnings	(1,977,471)	—
Purchases, sales, issuances, and settlements (net)	(447,362)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$1,900,594	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$8,881,288	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$404,830,097
Long-term U.S. Treasury securities	295,179,147

$700,009,244

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$551,274,726
Long-term U.S. Treasury securities	309,711,066

$860,985,792

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,035,006
Aggregate gross unrealized depreciation	(56,669,930)

Net unrealized depreciation	$(51,634,924)

Federal income tax cost of investments	$2,050,670,697

At June 30, 2008, the Portfolio had loaned securities with a total value of $291,638,350. This was secured by collateral of $196,837,762 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $100,677,078 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $576, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $20,587,041 of which $395,663 expires in the year 2013 and $20,191,378 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Distributors (1.3%)
LKQ Corp.*	865,900	$15,646,813

Diversified Consumer Services (2.9%)
Capella Education Co.*^	219,300	13,081,245
Strayer Education, Inc.^	101,600	21,241,512

		34,322,757

Hotels, Restaurants & Leisure (2.6%)
Orient-Express Hotels Ltd., Class A	265,300	11,524,632
Red Robin Gourmet Burgers, Inc.*^	432,400	11,994,776
Sonic Corp.*^	451,600	6,683,680

		30,203,088

Internet & Catalog Retail (1.2%)
Netflix, Inc.*^	533,700	13,913,559

Media (0.9%)
National CineMedia, Inc.^	921,800	9,826,388

Specialty Retail (2.5%)
Dick’s Sporting Goods, Inc.*^	294,100	5,217,334
Hibbett Sports, Inc.*^	662,800	13,985,080
J. Crew Group, Inc.*^	306,300	10,110,963

		29,313,377

Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc.*^	488,700	14,201,622

Total Consumer Discretionary		147,427,604

Energy (11.6%)
Energy Equipment & Services (5.9%)
Complete Production Services, Inc.*^	651,200	23,716,704
Dril-Quip, Inc.*	224,000	14,112,000
Oceaneering International, Inc.*	174,600	13,452,930
Oil States International, Inc.*	37,800	2,398,032
Superior Energy Services, Inc.*	275,600	15,196,584
Tesco Corp.*	19,500	623,025

		69,499,275

Oil, Gas & Consumable Fuels (5.7%)
Bill Barrett Corp.*^	239,690	14,239,983
Forest Oil Corp.*	215,000	16,017,500
Newfield Exploration Co.*	231,500	15,105,375
Penn Virginia Corp.^	165,300	12,466,926
Range Resources Corp.	129,300	8,474,322

		66,304,106

Total Energy		135,803,381

Financials (5.2%)
Capital Markets (5.2%)
Affiliated Managers Group, Inc.*	130,600	11,761,836
Greenhill & Co., Inc.^	238,400	12,840,224
KBW, Inc.*	11,200	230,496
Lazard Ltd., Class A^	427,000	14,582,050
MF Global Ltd.*^	759,000	4,789,290
optionsXpress Holdings, Inc.^	461,290	10,305,218
Stifel Financial Corp.*^	182,800	6,286,475

Total Financials		60,795,589

Health Care (19.9%)
Biotechnology (5.3%)
Acorda Therapeutics, Inc.*^	337,200	11,070,276
Alexion Pharmaceuticals, Inc.*^	241,100	17,479,750
Incyte Corp.*^	420,100	3,196,961
OSI Pharmaceuticals, Inc.*^	262,600	10,850,632

	Number of Shares	Value (Note 1)
Savient Pharmaceuticals, Inc.*^	312,500	$7,906,250
United Therapeutics Corp.*^	121,800	11,905,950

		62,409,819

Health Care Equipment & Supplies (7.9%)
ArthroCare Corp.*^	306,640	12,513,978
Gen-Probe, Inc.*	203,300	9,652,684
Hansen Medical, Inc.*^	846,200	14,148,464
Immucor, Inc.*	323,300	8,367,004
Masimo Corp.*^	402,300	13,819,005
Meridian Bioscience, Inc.^	466,750	12,564,910
NuVasive, Inc.*^	466,200	20,820,492

		91,886,537

Health Care Providers & Services (1.2%)
HealthExtras, Inc.*^	483,200	14,563,648

Health Care Technology (2.6%)
MedAssets, Inc.*^	818,700	13,958,835
TriZetto Group, Inc.*^	750,400	16,043,552

		30,002,387

Life Sciences Tools & Services (2.6%)
AMAG Pharmaceuticals, Inc.*^	307,500	10,485,750
ICON plc (ADR)*	264,400	19,967,488

		30,453,238

Pharmaceuticals (0.3%)
XenoPort, Inc.*	85,000	3,317,550

Total Health Care		232,633,179

Industrials (23.5%)
Aerospace & Defense (1.5%)
Hexcel Corp.*^	902,900	17,425,970

Commercial Services & Supplies (3.6%)
Duff & Phelps Corp., Class A*^	240,200	3,977,712
FTI Consulting, Inc.*	363,400	24,878,364
Stericycle, Inc.*	262,980	13,596,066

		42,452,142

Construction & Engineering (2.5%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)^	409,000	16,286,380
Granite Construction, Inc.^	424,300	13,378,179

		29,664,559

Electrical Equipment (5.4%)
Ametek, Inc.	465,850	21,997,437
Baldor Electric Co.^	612,600	21,428,748
EnerSys*^	325,700	11,148,711
Polypore International, Inc.*	313,200	7,933,356

		62,508,252

Machinery (9.8%)
Actuant Corp., Class A^	234,800	7,360,980
Astec Industries, Inc.*^	284,000	9,127,760
Bucyrus International, Inc.^	74,900	5,469,198
Chart Industries, Inc.*	397,900	19,353,856
Colfax Corp.*	218,600	5,484,674
IDEX Corp.	526,650	19,401,786
Joy Global, Inc.	170,600	12,936,598
Kaydon Corp.^	215,600	11,083,996
Lincoln Electric Holdings, Inc.	274,300	21,587,410
Valmont Industries, Inc.^	22,500	2,346,525

		114,152,783

Trading Companies & Distributors (0.7%)
MSC Industrial Direct Co., Class A^	172,600	7,613,386

Total Industrials		273,817,092

Information Technology (23.1%)
Communications Equipment (1.4%)
F5 Networks, Inc.*	219,000	6,223,980

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Foundry Networks, Inc.*^	774,500	$9,154,590
NETGEAR, Inc.*	100,100	1,387,386

		16,765,956

Electronic Equipment & Instruments (1.1%)
Amphenol Corp., Class A^	276,640	12,415,603

Internet Software & Services (4.5%)
comScore, Inc.*^	549,200	11,983,544
DealerTrack Holdings, Inc.*^	288,500	4,070,735
Omniture, Inc.*^	123,700	2,297,109
VistaPrint Ltd.*^	682,310	18,258,616
Websense, Inc.*^	954,000	16,065,360

		52,675,364

IT Services (2.5%)
Cybersource Corp.*^	864,800	14,468,104
Iron Mountain, Inc.*^	561,757	14,914,648

		29,382,752

Semiconductors & Semiconductor Equipment (9.4%)
Hittite Microwave Corp.*^	431,600	15,373,592
Integrated Device Technology, Inc.*	1,277,900	12,702,326
Intersil Corp., Class A	602,546	14,653,919
Microsemi Corp.*^	460,100	11,585,318
ON Semiconductor Corp.*^	2,225,870	20,411,228
PMC-Sierra, Inc.*	1,591,100	12,171,915
Silicon Laboratories, Inc.*	283,800	10,242,342
Verigy Ltd.*	562,500	12,774,375

		109,915,015

Software (4.2%)
Activision, Inc.*	558,877	19,040,939
Commvault Systems, Inc.*^	852,200	14,180,608
Informatica Corp.*^	478,700	7,199,648
SuccessFactors, Inc.*^	757,009	8,289,249

		48,710,444

Total Information Technology		269,865,134

Telecommunication Services (2.0%)
Diversified Telecommunication Services (0.7%)
tw telecom, Inc.*^	539,600	8,649,788

Wireless Telecommunication Services (1.3%)
SBA Communications Corp., Class A*	411,500	14,818,115

Total Telecommunication Services		23,467,903

Total Common Stocks (97.9%) (Cost $1,051,444,594)		1,143,809,882

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (33.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$602,316	602,316
Allstate Life Insurance Co.
2.51%, 8/27/08 (l)	3,312,738	3,312,738
American Express Bank FSB
2.49%, 7/18/08 (l)	602,316	602,316
American Honda Finance Corp.
2.71%, 9/11/08	451,737	451,737
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	2,469,011	2,469,011
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	2,006,179	2,006,179
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	7,047,096	7,047,096
Bank of Ireland
2.13%, 12/29/08 (l)	3,011,509	3,011,509

	Principal Amount	Value (Note 1)
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	$5,240,149	$5,240,149
Bank of Scotland plc
2.12%, 7/17/08 (l)	1,264,864	1,264,864
Bank of Scotland plc/London
3.25%, 7/1/08	4,771,848	4,771,848
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	3,011,580	3,011,580
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,385,327	1,385,327
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	6,023,159	6,023,159
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	1,505,790	1,505,790
Beta Finance, Inc.
2.13%, 2/17/09 (l)	2,408,618	2,408,618
2.12%, 5/11/09 (l)	3,613,036	3,613,036
Calyon/New York
2.12%, 10/14/08 (l)	8,130,470	8,130,470
2.16%, 7/2/10 (l)	3,010,314	3,010,314
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	3,794,591	3,794,591
CC USA, Inc.
2.13%, 2/12/09 (l)	2,107,538	2,107,538
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,433,201	3,433,201
Comerica Bank
2.12%, 8/7/08 (l)	1,746,568	1,746,568
2.74%, 1/12/09 (l)	2,771,128	2,771,128
2.50%, 3/16/09 (l)	3,493,275	3,493,275
2.52%, 6/19/09 (l)	3,794,944	3,794,944
2.53%, 6/19/09 (l)	2,168,229	2,168,229
Commerzbank AG/New York
2.60%, 7/14/08	3,011,580	3,011,580
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,505,790	1,505,790
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	30,115,797	30,115,797
2.80%, 7/1/08 (r)	21,462,582	21,462,582
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	1,489,226	1,489,226
Fifth Third Bancorp
2.49%, 8/22/08 (l)	361,390	361,390
Five Finance, Inc.
2.13%, 2/23/09 (l)	1,204,285	1,204,285
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,505,790	1,505,790
2.15%, 3/12/10 (l)	2,770,653	2,770,653
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	5,240,149	5,240,149
2.54%, 9/12/08 (l)	1,144,400	1,144,400
2.60%, 12/23/08 (l)	1,536,053	1,536,053
2.16%, 3/27/09 (l)	4,698,064	4,698,064
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	105,405,292	105,405,292
2.95%, 7/1/08 (r)	45,173,696	45,173,696
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	3,464,593	3,464,593
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	3,011,580	3,011,580
Links Finance LLC
2.12%, 6/22/09 (l)	3,914,074	3,914,074
MassMutual Global Funding II
2.15%, 3/26/10 (l)	5,059,454	5,059,454
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	2,108,106	2,108,106

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
2.11%, 1/23/09 (l)	$2,108,106	$2,108,106
2.12%, 3/13/09 (l)	662,548	662,548
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	2,891,117	2,891,117
2.17%, 6/29/09 (l)	1,806,948	1,806,948
Monumental Global Funding II
2.15%, 3/26/10 (l)	4,637,833	4,637,833
2.18%, 5/26/10 (l)	421,621	421,621
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,535,906	1,535,906
Morgan Stanley
3.22%, 2/9/09 (l)	3,560,412	3,560,412
New York Life Global Funding
2.50%, 3/30/09 (l)	2,108,106	2,108,106
Pricoa Global Funding I
2.12%, 9/22/08 (l)	5,119,686	5,119,686
2.16%, 12/15/09 (l)	1,204,632	1,204,632
2.15%, 6/25/10 (l)	2,709,880	2,709,880
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	481,853	481,853
SLM Corp.
2.87%, 12/15/08 (l)	1,159,729	1,159,729
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	15,057,898	15,057,898
Tango Finance Corp.
2.13%, 6/25/09 (l)	3,973,846	3,973,846
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,806,948	1,806,948
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	1,204,632	1,204,632
2.50%, 8/14/08 (l)	1,204,632	1,204,632

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	$903,474	$903,474
Wells Fargo & Co.
2.62%, 8/3/09 (l)	5,420,844	5,420,844
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	361,390	361,390

Total Short-Term Investments of Cash Collateral for Securities Loaned		387,702,126

Time Deposit (2.2%)
JPMorgan Chase Nassau
1.49%, 7/1/08	25,610,436	25,610,436

Total Short-Term Investments: (35.4%) (Amortized Cost $413,312,562)		413,312,562

Total Investments (133.3%) (Cost/Amortized Cost $1,464,757,156)		1,557,122,444
Other Assets Less Liabilities (-33.3%)		(388,787,993)

Net Assets (100%)		$1,168,334,451

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,143,809,882	$413,312,562	$—	$1,557,122,444
Other Investments*	—	—	—	—

Total	$1,143,809,882	$413,312,562	$—	$1,557,122,444

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$486,351,603
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$481,067,586

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,534,278
Aggregate gross unrealized depreciation	(93,624,497)

Net unrealized appreciation	$88,909,781

Federal income tax cost of investments	$1,468,212,663

At June 30, 2008, the Portfolio had loaned securities with a total value of $373,502,504. This was secured by collateral of $387,702,126 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $39,896, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,353,060 which expires in the year 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.6%)
Autoliv, Inc.	330,700	$15,417,234
Magna International, Inc., Class A^	240,200	14,229,448

		29,646,682

Automobiles (0.4%)
General Motors Corp.^	1,821,100	20,942,650

Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.	183,500	10,316,370

Household Durables (0.6%)
Black & Decker Corp.^	255,900	14,716,809
Centex Corp.^	894,000	11,952,780
KB Home^	439,100	7,433,963
Newell Rubbermaid, Inc.	7,020	117,866

		34,221,418

Leisure Equipment & Products (0.2%)
Brunswick Corp.^	1,059,900	11,234,940

Media (2.5%)
CBS Corp., Class B^	1,954,450	38,092,230
Gannett Co., Inc.^	1,085,500	23,522,785
Time Warner, Inc.	2,999,700	44,395,560
Viacom, Inc., Class B*	1,023,700	31,263,798

		137,274,373

Multiline Retail (0.9%)
Family Dollar Stores, Inc.^	741,300	14,781,522
Macy’s, Inc.^	1,710,200	33,212,084

		47,993,606

Specialty Retail (2.0%)
Gap, Inc.^	2,152,700	35,885,509
Home Depot, Inc.^	1,808,200	42,348,044
Limited Brands, Inc.	55,100	928,435
Lowe’s Cos., Inc.	1,099,600	22,816,700
Office Depot, Inc.*	693,400	7,585,796

		109,564,484

Textiles, Apparel & Luxury Goods (0.5%)
Jones Apparel Group, Inc.^	1,711,500	23,533,125
VF Corp.^	73,300	5,217,494

		28,750,619

Total Consumer Discretionary		429,945,142

Consumer Staples (9.5%)
Beverages (1.2%)
Coca-Cola Co.	225,000	11,695,500
Coca-Cola Enterprises, Inc.^	1,502,400	25,991,520
Molson Coors Brewing Co., Class B	464,000	25,209,120

		62,896,140

Food & Staples Retailing (2.4%)
Kroger Co.	1,012,600	29,233,762
Safeway, Inc.	1,568,400	44,777,820
SUPERVALU, Inc.^	1,410,500	43,570,345
Wal-Mart Stores, Inc.^	200,000	11,240,000

		128,821,927

Food Products (1.4%)
ConAgra Foods, Inc.	1,009,600	19,465,088
Kraft Foods, Inc., Class A	488,500	13,897,825
Sara Lee Corp.	1,424,900	17,455,025
Tyson Foods, Inc., Class A^	1,718,200	25,669,908

		76,487,846

Household Products (2.5%)
Procter & Gamble Co.	2,263,200	137,625,192

Tobacco (2.0%)
Altria Group, Inc.	2,283,000	46,938,480

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.^	1,291,700	$63,797,063

		110,735,543

Total Consumer Staples		516,566,648

Energy (23.1%)
Oil, Gas & Consumable Fuels (23.1%)
Anadarko Petroleum Corp.	806,700	60,373,428
Apache Corp.	500,500	69,569,500
BP plc (ADR)^	590,100	41,053,257
Chevron Corp.	2,500,800	247,904,304
ConocoPhillips	1,912,300	180,501,997
Devon Energy Corp.	150,000	18,024,000
Exxon Mobil Corp.	4,294,482	378,472,699
Marathon Oil Corp.	1,423,500	73,836,945
Occidental Petroleum Corp.	685,600	61,608,016
Royal Dutch Shell plc (ADR)^	521,200	42,587,252
Sunoco, Inc.^	235,500	9,582,495
Total S.A. (Sponsored ADR)	506,400	43,180,728
Valero Energy Corp.	661,100	27,224,098

Total Energy		1,253,918,719

Financials (24.8%)
Capital Markets (2.8%)
Deutsche Bank AG (Registered)^	308,600	26,339,010
Goldman Sachs Group, Inc.	253,100	44,267,190
Lehman Brothers Holdings, Inc.^	97,200	1,925,532
Merrill Lynch & Co., Inc.^	688,400	21,829,164
Morgan Stanley^	1,615,900	58,285,513

		152,646,409

Commercial Banks (2.9%)
Comerica, Inc.^	888,200	22,764,566
Fifth Third Bancorp^	499,600	5,085,928
KeyCorp	601,700	6,606,666
SunTrust Banks, Inc.	234,700	8,500,834
U.S. Bancorp^	897,100	25,020,119
Wachovia Corp.^	2,311,600	35,899,148
Wells Fargo & Co.^	2,358,900	56,023,875

		159,901,136

Consumer Finance (0.2%)
Discover Financial Services^	683,900	9,006,963

Diversified Financial Services (6.7%)
Bank of America Corp.	5,072,500	121,080,575
Citigroup, Inc.^	5,542,400	92,890,624
JPMorgan Chase & Co.	4,395,800	150,819,898

		364,791,097

Insurance (10.7%)
ACE Ltd.	977,600	53,855,984
Allstate Corp.	1,363,000	62,139,170
American International Group, Inc.^	3,158,100	83,563,326
Chubb Corp.	312,800	15,330,328
Everest Reinsurance Group Ltd.^	470,600	37,511,526
Fidelity National Financial, Inc., Class A^	676,500	8,523,900
Genworth Financial, Inc., Class A^	1,760,700	31,358,067
Hartford Financial Services Group, Inc.^	727,500	46,974,675
MetLife, Inc.^	1,121,000	59,155,170
Old Republic International Corp.^	1,999,300	23,671,712
PartnerReinsurance Ltd.^	108,600	7,507,518
RenaissanceReinsurance Holdings Ltd.	281,300	12,565,671
Safeco Corp.	405,100	27,206,516

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Travelers Cos., Inc.	1,476,200	$64,067,080
Unum Group^	1,935,900	39,589,155
XL Capital Ltd., Class A^	257,500	5,294,200

		578,313,998

Thrifts & Mortgage Finance (1.5%)
Fannie Mae^	2,245,350	43,806,778
Freddie Mac^	1,052,500	17,261,000
Washington Mutual MultiFamily Mortgage Ltd. (Restricted Certificate)*†(b)	2,962,500	13,144,613
Washington Mutual, Inc.^§	1,347,300	6,642,189

		80,854,580

Total Financials		1,345,514,183

Health Care (8.1%)
Biotechnology (0.3%)
Amgen, Inc.*	300,000	14,148,000

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.^	964,100	38,554,359
Cardinal Health, Inc.	561,700	28,972,486
McKesson Corp.	453,200	25,338,412

		92,865,257

Pharmaceuticals (6.1%)
Johnson & Johnson	1,333,400	85,790,956
Merck & Co., Inc.^	1,659,800	62,557,862
Pfizer, Inc.	8,967,500	156,662,225
Sanofi-Aventis S.A. (ADR)^	847,900	28,175,717

		333,186,760

Total Health Care		440,200,017

Industrials (6.8%)
Aerospace & Defense (1.0%)
Northrop Grumman Corp.	844,100	56,470,290

Commercial Services & Supplies (0.8%)
Allied Waste Industries, Inc.*	3,272,500	41,298,950

Industrial Conglomerates (4.2%)
General Electric Co.	7,749,700	206,839,493
Tyco International Ltd.	548,512	21,962,421

		228,801,914

Machinery (0.7%)
Caterpillar, Inc.	512,300	37,817,986

Road & Rail (0.1%)
Avis Budget Group, Inc.*^	911,200	7,626,744

Total Industrials		372,015,884

Information Technology (3.9%)
Communications Equipment (0.3%)
Motorola, Inc.^	2,220,400	16,297,736

Computers & Peripherals (0.9%)
International Business Machines Corp.	169,500	20,090,835
Lexmark International, Inc., Class A*^	342,300	11,443,089
Western Digital Corp.*^	601,500	20,769,795

		52,303,719

Electronic Equipment & Instruments (2.1%)
Arrow Electronics, Inc.*^	970,500	29,813,760
Avnet, Inc.*	850,000	23,188,000
Flextronics International Ltd.*	2,689,055	25,277,117
Ingram Micro, Inc., Class A*^	1,094,400	19,425,600
Sanmina-SCI Corp.*^	1,589,400	2,034,432
Tech Data Corp.*	400,700	13,579,723

		113,318,632

	Number of Shares	Value (Note 1)
IT Services (0.6%)
Electronic Data Systems Corp.	1,343,100	$33,093,984

Total Information Technology		215,014,071

Materials (5.1%)
Chemicals (2.9%)
Ashland, Inc.^	547,600	26,394,320
Dow Chemical Co.	1,950,400	68,088,464
E.I. du Pont de Nemours & Co.^	1,274,700	54,671,883
Lubrizol Corp.	131,400	6,087,762

		155,242,429

Containers & Packaging (1.3%)
Ball Corp.	765,500	36,544,970
Owens-Illinois, Inc.*	714,900	29,804,181
Smurfit-Stone Container Corp.*^	719,500	2,928,365

		69,277,516

Metals & Mining (0.9%)
ArcelorMittal^	515,900	51,110,213

Total Materials		275,630,158

Telecommunication Services (8.6%)
Diversified Telecommunication Services (6.6%)
AT&T, Inc.	6,443,700	217,088,253
Verizon Communications, Inc.^	3,973,200	140,651,280

		357,739,533

Wireless Telecommunication Services (2.0%)
Sprint Nextel Corp.	7,657,300	72,744,350
Vodafone Group plc (ADR)	1,216,200	35,829,252

		108,573,602

Total Telecommunication Services		466,313,135

Utilities (0.8%)
Multi-Utilities (0.8%)
Ameren Corp.^	1,002,800	42,348,244
Wisconsin Energy Corp.^	45,400	2,052,988

Total Utilities		44,401,232

Total Common Stocks (98.6%) (Cost $6,256,749,196)		5,359,519,189

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.7%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$815,471	815,471
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	4,485,092	4,485,092
American Express Bank FSB
2.49%, 7/18/08 (l)	815,471	815,471
American Honda Finance Corp.
2.71%, 9/11/08 (l)	611,603	611,603
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	3,342,776	3,342,776
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	2,716,152	2,716,152
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	9,541,014	9,541,014
Bank of Ireland
2.13%, 12/29/08 (l)	4,077,260	4,077,260
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	7,094,600	7,094,600
Bank of Scotland plc/London
3.25%, 7/1/08	6,460,571	6,460,571
2.12%, 7/17/08 (l)	1,712,490	1,712,490

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	$4,077,356	$4,077,356
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,875,584	1,875,584
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	8,154,713	8,154,713
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	2,038,678	2,038,678
Beta Finance, Inc.
2.13%, 2/17/09 (l)	3,261,011	3,261,011
2.12%, 5/11/09 (l)	4,891,663	4,891,663
Calyon/New York
2.12%, 10/14/08 (l)	11,007,786	11,007,786
2.16%, 7/2/10 (l)	4,075,643	4,075,643
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	5,137,469	5,137,469
CC USA, Inc.
2.13%, 2/12/09 (l)	2,853,381	2,853,381
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	4,648,186	4,648,186
Comerica Bank
2.12%, 8/7/08 (l)	2,364,665	2,364,665
2.74%, 1/12/09 (l)	3,751,811	3,751,811
2.50%, 3/16/09 (l)	4,729,520	4,729,520
2.52%, 6/19/09 (l)	5,137,948	5,137,948
2.53%, 6/19/09 (l)	2,935,550	2,935,550
Commerzbank AG/New York
2.60%, 7/14/08	4,077,356	4,077,356
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	2,038,678	2,038,678
Deutsche Bank AG/Singapore
3.50%, 7/1/08	2,016,253	2,016,253
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	40,773,565	40,773,565
2.80%, 7/1/08 (r)	29,058,039	29,058,039
Fifth Third Bancorp
2.49%, 8/22/08 (l)	489,283	489,283
Five Finance, Inc.
2.13%, 2/23/09 (l)	1,630,474	1,630,474
General Electric Capital Corp.
2.58%, 2/19/09 (l)	2,038,678	2,038,678
2.15%, 3/12/10 (l)	3,751,168	3,751,168
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	7,094,600	7,094,600
2.54%, 9/12/08 (l)	1,549,395	1,549,395
2.60%, 12/23/08 (l)	2,079,651	2,079,651
2.16%, 3/27/09 (l)	6,360,676	6,360,676
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	142,707,476	142,707,476
2.95%, 7/1/08 (r)	61,160,347	61,160,347
Landesbank Baden-Wuerttemberg
3.70%, 7/1/08	4,690,688	4,690,688
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	4,077,356	4,077,356
Links Finance LLC
2.12%, 6/22/09 (l)	5,299,236	5,299,236
MassMutual Global Funding II
2.15%, 3/26/10 (l)	6,849,959	6,849,959
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	2,854,150	2,854,150
2.11%, 1/23/09 (l)	2,854,150	2,854,150
2.12%, 3/13/09 (l)	897,018	897,018
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	3,914,262	3,914,262
2.17%, 6/29/09 (l)	2,446,414	2,446,414

	Principal Amount	Value (Note 1)
Monumental Global Funding II
2.15%, 3/26/10 (l)	$6,279,129	$6,279,129
2.18%, 5/26/10 (l)	570,830	570,830
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	2,079,452	2,079,452
Morgan Stanley
3.22%, 2/9/09 (l)	4,820,416	4,820,416
New York Life Global Funding
2.50%, 3/30/09 (l)	2,854,150	2,854,150
Pricoa Global Funding I
2.12%, 9/22/08 (l)	6,931,506	6,931,506
2.16%, 12/15/09 (l)	1,630,943	1,630,943
2.15%, 6/25/10 (l)	3,668,887	3,668,887
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	652,377	652,377
SLM Corp.
2.87%, 12/15/08 (l)	1,570,149	1,570,149
Societe Generale Northern America, Inc./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	20,386,782	20,386,782
Tango Finance Corp.
2.13%, 6/25/09 (l)	5,380,162	5,380,162
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	2,446,414	2,446,414
Unicredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	1,630,943	1,630,943
2.50%, 8/14/08 (l)	1,630,943	1,630,943
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,223,207	1,223,207
Wells Fargo & Co.
2.62%, 8/3/09 (l)	7,339,242	7,339,242
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	489,283	489,283

Total Short-Term Investments of Cash Collateral for Securities Loaned		524,907,151

Time Deposit (1.4%)
JPMorgan Chase Nassau
1.49%, 7/1/08	78,251,511	78,251,511

Total Short-Term Investments (11.1%) (Amortized Cost $603,158,662)		603,158,662

Total Investments (109.7%) (Cost/Amortized Cost $6,859,907,858)		5,962,677,851
Other Assets Less Liabilities (-9.7%)		(528,825,790)

Net Assets (100%)		$5,433,852,061

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $13,144,613 or 0.24% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $6,642,189 or 0.12% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$5,346,374,576	$603,158,662	$13,144,613	$5,962,677,851
Other Investments*	—	—	—	—

Total	$5,346,374,576	$603,158,662	$13,144,613	$5,962,677,851

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(12,777,262)	—
Purchases, sales, issuances, and settlements (net)	25,921,875	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$13,144,613	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$(12,777,262)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$563,128,432
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,002,852,084

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$547,671,426
Aggregate gross unrealized depreciation	(1,448,146,861)

Net unrealized depreciation	$(900,475,435)

Federal income tax cost of investments	$6,863,153,286

At June 30, 2008, the Portfolio had loaned securities with a total value of $501,911,263. This was secured by collateral of $524,907,151 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,131,043, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.4%)
Diversified Consumer Services (2.3%)
Sotheby’s^	49,000	$1,292,130

Hotels, Restaurants & Leisure (5.4%)
Carnival Corp.^	64,700	2,132,512
Yum! Brands, Inc.	28,300	993,047

		3,125,559

Household Durables (3.8%)
Black & Decker Corp.^	22,300	1,282,473
Mohawk Industries, Inc.*^	14,000	897,400

		2,179,873

Media (11.1%)
CBS Corp., Class B	104,200	2,030,858
Gannett Co., Inc.	67,900	1,471,393
Interpublic Group of Cos., Inc.*^	154,500	1,328,700
Omnicom Group, Inc.	34,000	1,525,920

		6,356,871

Specialty Retail (1.8%)
Tiffany & Co.	24,800	1,010,600

Total Consumer Discretionary		13,965,033

Consumer Staples (9.0%)
Beverages (3.9%)
Constellation Brands, Inc., Class A*	112,400	2,232,264

Household Products (5.1%)
Clorox Co.	30,600	1,597,320
Energizer Holdings, Inc.*	18,100	1,322,929

		2,920,249

Total Consumer Staples		5,152,513

Financials (24.2%)
Capital Markets (12.6%)
Franklin Resources, Inc.	18,100	1,658,865
Janus Capital Group, Inc.	71,500	1,892,605
Northern Trust Corp.	28,400	1,947,388
T. Rowe Price Group, Inc.	30,600	1,727,982

		7,226,840

Commercial Banks (2.8%)
City National Corp./California	37,900	1,594,453

Insurance (2.6%)
Aflac, Inc.	9,900	621,720
HCC Insurance Holdings, Inc.	42,600	900,564

		1,522,284

Real Estate Management & Development (6.2%)
CB Richard Ellis Group, Inc., Class A*	95,700	1,837,440
Jones Lang LaSalle, Inc.	28,400	1,709,396

		3,546,836

Total Financials		13,890,413

Health Care (11.2%)
Health Care Equipment & Supplies (3.8%)
Baxter International, Inc.	34,400	2,199,536

Health Care Technology (3.9%)
IMS Health, Inc.	95,900	2,234,470

Life Sciences Tools & Services (3.5%)
Thermo Fisher Scientific, Inc.*	35,900	2,000,707

Total Health Care		6,434,713

Industrials (11.8%)
Commercial Services & Supplies (10.3%)
Dun & Bradstreet Corp.	21,600	1,893,024
Equifax, Inc.	62,000	2,084,440
Pitney Bowes, Inc.	56,200	1,916,420

		5,893,884

	Number of Shares	Value (Note 1)
Machinery (1.5%)
Illinois Tool Works, Inc.	18,700	$888,437

Total Industrials		6,782,321

Information Technology (11.5%)
Electronic Equipment & Instruments (3.2%)
Anixter International, Inc.*^	31,400	1,867,985

IT Services (8.3%)
Accenture Ltd., Class A	68,200	2,777,104
Hewitt Associates, Inc., Class A*	51,500	1,973,995

		4,751,099

Total Information Technology		6,619,085

Total Common Stocks (92.1%) (Cost $58,497,597)		52,844,077

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$8,240	8,240
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	45,317	45,317
American Express Bank FSB
2.49%, 7/18/08 (l)	8,240	8,240
American Honda Finance Corp.
2.71%, 9/11/08 (l)	6,180	6,180
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	33,775	33,775
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	27,444	27,444
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	96,402	96,402
Bank of Ireland
2.13%, 12/29/08 (l)	41,197	41,197
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	71,684	71,684
Bank of Scotland plc/London
2.12%, 7/17/08 (l)	17,303	17,303
3.25%, 7/1/08	65,277	65,277
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	41,198	41,198
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	18,951	18,951
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	82,395	82,395
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	20,599	20,599
Beta Finance, Inc.
2.12%, 5/11/09 (l)	49,425	49,425
2.13%, 2/17/09 (l)	32,949	32,949
Calyon/New York
2.12%, 10/14/08 (l)	111,222	111,222
2.16%, 7/2/10 (l)	41,180	41,180
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	51,909	51,909
CC USA, Inc.
2.13%, 2/12/09 (l)	28,831	28,831
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	46,965	46,965
Comerica Bank
2.12%, 8/7/08 (l)	23,893	23,893
2.50%, 3/16/09 (l)	47,787	47,787
2.52%, 6/19/09 (l)	51,914	51,914
2.53%, 6/19/09 (l)	29,661	29,661

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
2.74%, 1/12/09 (l)	$37,908	$37,908
Commerzbank AG/New York
2.60%, 7/14/08	41,198	41,198
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	20,599	20,599
Deutsche Bank AG/Singapore
3.50%, 7/1/08	20,372	20,372
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	411,974	411,974
2.80%, 7/1/08 (r)	293,601	293,601
Fifth Third Bancorp
2.49%, 8/22/08 (l)	4,944	4,944
Five Finance, Inc.
2.13%, 2/23/09 (l)	16,474	16,474
General Electric Capital Corp.
2.15%, 3/12/10 (l)	37,902	37,902
2.58%, 2/19/09 (l)	20,599	20,599
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	64,268	64,268
2.54%, 9/12/08 (l)	15,655	15,655
2.60%, 12/23/08 (l)	21,013	21,013
2.62%, 8/18/08 (l)	71,684	71,684
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	1,441,912	1,441,912
2.95%, 7/1/08 (r)	617,963	617,963
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	47,395	47,395
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	41,198	41,198
Links Finance LLC
2.12%, 6/22/09 (l)	53,543	53,543
MassMutual Global Funding II
2.15%, 3/26/10 (l)	69,212	69,212
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	28,838	28,838
2.12%, 9/25/08 (l)	28,838	28,838
2.12%, 3/13/09 (l)	9,063	9,063
Merrill Lynch & Co., Inc.
2.17%, 6/29/09 (l)	24,719	24,719
2.51%, 5/8/09 (l)	39,550	39,550
Monumental Global Funding II
2.15%, 3/26/10 (l)	63,444	63,444
2.18%, 5/26/10 (l)	5,768	5,768
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	21,011	21,011
Morgan Stanley
3.22%, 2/9/09 (l)	48,705	48,705
New York Life Global Funding
2.50%, 3/30/09 (l)	28,838	28,838
Pricoa Global Funding I
2.12%, 9/22/08 (l)	70,036	70,036
2.15%, 6/25/10 (l)	37,070	37,070

	Principal Amount	Value (Note 1)
2.16%, 12/15/09 (l)	$16,479	$16,479
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	6,592	6,592
SLM Corp.
2.87%, 12/15/08 (l)	15,865	15,865
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	205,987	205,987
Tango Finance Corp.
2.13%, 6/25/09 (l)	54,361	54,361
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	24,719	24,719
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	16,479	16,479
2.50%, 8/14/08 (l)	16,479	16,479
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	12,359	12,359
Wells Fargo & Co.
2.62%, 8/3/09 (l)	74,155	74,155
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	4,944	4,944

Total Short-Term Investments of Cash Collateral for Securities Loaned		5,303,651

Time Deposit (7.5%)
JPMorgan Chase Nassau
1.49%, 7/1/08	4,277,265	4,277,265

Total Short-Term Investments (16.7%) (Amortized Cost $9,580,916)		9,580,916

Total Investments (108.8%) (Cost/Amortized Cost $68,078,513)		62,424,993
Other Assets Less Liabilities (-8.8%)		(5,062,958)

Net Assets (100%)		$57,362,035

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$52,844,077	$9,580,916	$—	$62,424,993
Other Investments*	—	—	—	—

Total	$52,844,077	$9,580,916	$—	$62,424,993

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,329,378
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,385,229

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,780,040
Aggregate gross unrealized depreciation	(9,443,016)

Net unrealized depreciation	$(5,662,976)

Federal income tax cost of investments	$68,087,969

At June 30, 2008, the Portfolio had loaned securities with a total value of $5,161,344. This was secured by collateral of $5,303,651 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $142,307, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (A):
Automobiles & Components (0.6%)
ATC Technology Corp.*	13,900	$323,592
Dorman Products, Inc.*	3,100	24,986
Spartan Motors, Inc.	20,500	153,135
Superior Industries International, Inc.	13,100	221,128
TRW Automotive Holdings Corp.*	25,200	465,444

		1,188,285

Banks (3.0%)
1st Constitution Bancorp*	1	10
1st Independence Financial Group, Inc.	40	645
1st Source Corp.	1,700	27,370
Alliance Financial Corp./New York	1,348	28,321
Ameris Bancorp.	10,800	93,960
Anchor Bancorp Wisconsin, Inc.	517	3,624
Annapolis Bancorp, Inc.*	200	1,233
BancFirst Corp.	4,087	174,924
Banco Latinoamericano de Exportaciones S.A., Class E	17,700	286,563
BancTrust Financial Group, Inc.	5,163	34,024
Bank Holdings*	4,300	27,090
Bank of Marin Bancorp/California	1,000	24,500
Berkshire Hills Bancorp, Inc.	7,800	184,470
Britton & Koontz Capital Corp.	1,130	14,408
C&F Financial Corp.	100	2,300
Camco Financial Corp.	645	6,534
Capital Bank Corp.	6,950	61,438
Cardinal Financial Corp.	17,850	111,741
Carolina Bank Holdings, Inc.*	1,500	10,095
Carrollton Bancorp	300	3,684
Carver Bancorp, Inc.	1,700	14,875
Cascade Financial Corp.	9,000	58,590
CCF Holding Co.	2,800	7,840
Central Bancorp, Inc.	390	4,290
Central Virginia Bankshares, Inc.	1,680	27,300
Centrue Financial Corp.	4,600	50,600
Century Bancorp, Inc., Class A	100	1,775
CFS Bancorp, Inc.	7,679	90,535
Citizens First Bancorp, Inc.	5,800	34,800
Citizens South Banking Corp.	5,600	42,280
City Bank/Washington	3,933	33,824
Codorus Valley Bancorp, Inc.	1,532	20,865
Community Bank Shares of Indiana, Inc.	2,042	30,957
Community Bankshares, Inc./South Carolina	2,790	53,986
Community Capital Corp.	3,500	43,400
Community Financial Corp./Virginia	2,825	21,611
Cowlitz Bancorp*	3,700	27,935
Crescent Banking Co./Georgia	3,800	37,905
Dearborn Bancorp, Inc.*	780	3,791
Farmers Capital Bank Corp.	4,700	82,814
Fidelity Bancorp, Inc./Pennsylvania	300	3,738
Financial Institutions, Inc.	1,570	25,214
First Bancorp, Inc./Maine	1,500	20,475
First Bancorp/North Carolina	3,406	43,052
First Bancshares, Inc./Missouri*	300	4,053
First BancTrust Corp.	20	174
First California Financial Group, Inc.*	3,773	21,751

	Number of Shares	Value (Note 1)
First Capital, Inc.	110	$1,649
First Citizens Banc Corp.	2,000	22,020
First Community Corp.	100	1,166
First Defiance Financial Corp.	5,609	89,800
First Federal Bancshares of Arkansas, Inc.	3,600	31,140
First Financial Bancorp	1,270	11,684
First Financial Holdings, Inc.	1,200	20,616
First Franklin Corp.	1,300	9,490
First Keystone Financial, Inc.*	370	3,576
First M&F Corp.	1,656	20,783
First Merchants Corp.	10,276	186,509
First PacTrust Bancorp, Inc.	3,200	41,280
First Place Financial Corp./Ohio	12,300	115,620
First United Corp.	4,140	75,224
First West Virginia Bancorp, Inc.	100	1,530
Firstbank Corp./Michigan	900	8,082
FNB United Corp.	2,827	21,768
Gateway Financial Holdings, Inc.	9,300	71,331
Greene Bancshares, Inc.	8,400	117,768
GS Financial Corp.	900	13,284
Guaranty Federal Bancshares, Inc.	1,870	37,868
Habersham Bancorp	1,900	14,155
Hawthorn Bancshares, Inc.	980	24,765
HF Financial Corp.	1,080	17,604
HMN Financial, Inc.	3,300	50,985
HopFed Bancorp, Inc.	2,800	38,556
Horizon Bancorp/Indiana	1,841	32,273
Indiana Community Bancorp	2,700	44,280
Integra Bank Corp.	1,117	8,746
Jefferson Bancshares, Inc./Tennessee	3,000	28,395
Liberty Bancorp, Inc.	500	4,505
Lincoln Bancorp/Indiana	945	10,490
LNB Bancorp, Inc.	5,450	55,590
MainSource Financial Group, Inc.	9,809	152,039
Meta Financial Group, Inc.	800	21,184
Monarch Community Bancorp, Inc.	2,000	19,280
Monroe Bancorp	660	8,415
MutualFirst Financial, Inc.	3,180	31,196
National Bankshares, Inc./Virginia	570	10,254
New Hampshire Thrift Bancshares, Inc.	3,900	40,365
NewBridge Bancorp	1,246	8,597
North Central Bancshares, Inc.	100	2,393
Northern States Financial Corp.	96	1,685
Northrim BanCorp, Inc.	4,399	79,930
OceanFirst Financial Corp.	8,638	155,916
Old Second Bancorp, Inc.	9,700	112,714
Pacific Capital Bancorp	29,800	410,644
Pacific Premier Bancorp, Inc.*	4,200	21,630
Park Bancorp, Inc.	100	1,970
Parkvale Financial Corp.	3,770	87,954
Peoples Bancorp of North Carolina, Inc.	1,134	12,349
Peoples Bancorp, Inc./Ohio	2,740	52,005
Premier Financial Bancorp, Inc.	400	4,252
Princeton National Bancorp, Inc.	100	2,724
Provident Community Bancshares, Inc.	510	4,973
Provident Financial Holdings, Inc.	4,500	42,480
QCR Holdings, Inc.	820	10,258
Renasant Corp.	2,700	39,771
Rurban Financial Corp.	1,319	12,557

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Severn Bancorp, Inc./Maryland	6,947	$45,294
Simmons First National Corp., Class A	8,100	226,557
Southern Missouri Bancorp, Inc.	1,040	16,110
Southwest Bancorp, Inc./Oklahoma	9,781	112,481
StellarOne Corp.	7,000	102,200
Summit Financial Group, Inc.	535	6,688
Sun Bancorp, Inc./New Jersey*	12,099	122,806
Sussex Bancorp	550	4,455
Tamalpais Bancorp	1,900	21,689
Texas Capital Bancshares, Inc.*	1,237	19,792
TF Financial Corp.	2,200	48,400
Tower Financial Corp.	840	4,939
United Bancshares, Inc./Ohio	210	2,573
United Community Financial Corp./Ohio	18,200	68,250
United Western Bancorp, Inc.	5,800	72,848
VIST Financial Corp.	374	5,012
Wayne Savings Bancshares, Inc.	2,300	21,574
WGNB Corp.	500	4,415
Wilber Corp.	1,040	8,767
WSFS Financial Corp.	4,400	196,240

		5,596,521

Capital Goods (12.1%)
Acuity Brands, Inc.	22,940	1,102,955
Aecom Technology Corp.*	24,850	808,371
AGCO Corp.*	35,500	1,860,555
Aircastle Ltd.	20,900	175,769
Alliant Techsystems, Inc.*	2,500	254,200
Applied Industrial Technologies, Inc.	21,700	524,489
Armstrong World Industries, Inc.	9,629	281,359
Chase Corp.	1,400	26,236
Chicago Rivet & Machine Co.	230	4,715
Crane Co.	25,972	1,000,701
Ducommun, Inc.*	6,940	159,342
Eastern Co.	600	9,120
Edac Technologies Corp.*	1,047	6,900
EMCOR Group, Inc.*	38,400	1,095,552
EnPro Industries, Inc.*	12,016	448,677
Espey Manufacturing & Electronics Corp.	120	2,279
Esterline Technologies Corp.*	17,500	862,050
Foster Wheeler Ltd.*	800	58,520
Gardner Denver, Inc.*	260	14,768
GrafTech International Ltd.*	1,300	34,879
Harsco Corp.	18,786	1,022,146
Hurco Cos., Inc.*	3,290	101,628
II-VI, Inc.*	6,654	232,358
Jacobs Engineering Group, Inc.*	18,860	1,522,002
K-Tron International, Inc.*	600	77,760
Kadant, Inc.*	9,280	209,728
Kennametal, Inc.	34,100	1,109,955
Key Technology, Inc.*	100	3,181
L.S. Starrett Co., Class A	5,000	118,200
Lawson Products, Inc.	3,121	77,338
Lydall, Inc.*	10,180	127,759
Manitowoc Co., Inc.	38,808	1,262,424
MasTec, Inc.*	26,574	283,279
Meadow Valley Corp.*	4,100	36,900
Michael Baker Corp.*	4,480	98,022
MSC Industrial Direct Co., Class A	11,900	524,909
Mueller Industries, Inc.	1,000	32,200
Nortech Systems, Inc.*	2,000	18,740
Northwest Pipe Co.*	310	17,298

	Number of Shares	Value (Note 1)
Orbital Sciences Corp.*	5,780	$136,177
Perini Corp.*	15,680	518,224
PowerSecure International, Inc.*	12,000	87,120
Preformed Line Products Co.	700	28,217
Regal-Beloit Corp.	4,044	170,859
Robbins & Myers, Inc.	9,020	449,827
Rush Enterprises, Inc., Class A*	33,500	402,335
Rush Enterprises, Inc., Class B*	9,924	107,775
Seaboard Corp.	300	465,300
SL Industries, Inc.*	4,094	62,434
SPX Corp.	5,580	735,053
Standex International Corp.	9,100	188,734
Sterling Construction Co., Inc.*	8,400	166,824
Supreme Industries, Inc., Class A	6,500	31,655
Sypris Solutions, Inc.	8,121	34,108
Teledyne Technologies, Inc.*	16,592	809,524
Teleflex, Inc.	134	7,449
Tennant Co.	4,660	140,126
Timken Co.	36,504	1,202,442
Tredegar Corp.	1,638	24,079
Triumph Group, Inc.	6,249	294,328
Twin Disc, Inc.	6,820	142,743
W.W. Grainger, Inc.	3,900	319,020
Willis Lease Finance Corp.*	6,048	64,593

		22,196,210

Commercial Services & Supplies (3.5%)
A.T. Cross Co., Class A*	300	2,499
ABM Industries, Inc.	19,982	444,599
Allied Waste Industries, Inc.*	47,000	593,140
Avalon Holdings Corp., Class A*	2,800	12,432
Bowne & Co., Inc.	5,700	72,675
Brink’s Co.	6,900	451,398
CDI Corp.	8,680	220,819
Comfort Systems USA, Inc.	24,750	332,640
CompX International, Inc.	1,000	5,800
Ecology and Environment, Inc., Class A	682	7,775
Exponent, Inc.*	2,400	75,384
GP Strategies Corp.*	6,365	63,968
Hudson Highland Group, Inc.*	17,200	180,084
IKON Office Solutions, Inc.	45,710	515,609
Intersections, Inc.*	100	1,093
Kelly Services, Inc., Class A	14,100	272,553
LECG Corp.*	18,369	160,545
Manpower, Inc.	26,320	1,532,877
Nashua Corp.*	900	9,000
National Technical Systems, Inc.*	6,066	33,060
North American Galvanizing & Coatings, Inc.*	195	1,714
R.R. Donnelley & Sons Co.	11,202	332,587
RCM Technologies, Inc.*	8,400	36,204
Spherion Corp.*	36,080	166,690
Standard Register Co.	400	3,772
Steelcase, Inc., Class A	47,308	474,499
Tufco Technologies, Inc.*	3,090	19,622
Viad Corp.	13,300	343,007
VSE Corp.	3,440	94,600

		6,460,645

Consumer Durables & Apparel (3.5%)
American Biltrite, Inc.*	1,745	7,852
American Greetings Corp., Class A	33,900	418,326
Callaway Golf Co.	14,820	175,321
Cavco Industries, Inc.*	4,600	150,558
CSS Industries, Inc.	6,000	145,320
Culp, Inc.*	9,749	68,438

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Deckers Outdoor Corp.*	7,200	$1,002,240
Flexsteel Industries, Inc.	700	7,875
Fossil, Inc.*	25,200	732,564
G-III Apparel Group Ltd.*	8,680	107,111
Hasbro, Inc.	46,778	1,670,910
Helen of Troy Ltd.*	13,652	220,070
JAKKS Pacific, Inc.*	295	6,446
LaCrosse Footwear, Inc.	151	2,209
National Presto Industries, Inc.	940	60,329
P&F Industries, Inc., Class A*	1,500	6,690
Polaris Industries, Inc.	20,500	827,790
Q.E.P. Co., Inc.*	2,600	14,612
Rocky Brands, Inc.*	4,300	20,769
Russ Berrie & Co., Inc.*	12,300	98,031
Skechers U.S.A., Inc., Class A*	11,760	232,378
Skyline Corp.	4,600	108,100
Snap-On, Inc.	3,760	195,558
Tupperware Brands Corp.	1,394	47,703
Weyco Group, Inc.	2,487	65,980

		6,393,180

Consumer Services (3.2%)
Ark Restaurants Corp.	2,600	67,366
Bally Technologies, Inc.*	29,700	1,003,860
Benihana, Inc., Class A*	18,300	116,022
Bob Evans Farms, Inc.	22,000	629,200
Bowl America, Inc.	2,800	39,060
Burger King Holdings, Inc.	34,920	935,507
CEC Entertainment, Inc.*	13,700	383,737
CPI Corp.	3,582	67,091
Darden Restaurants, Inc.	42,380	1,353,617
DeVry, Inc.	2,300	123,326
Frisch’s Restaurants, Inc.	3,700	85,951
J. Alexander’s Corp.	2,530	17,710
Nobel Learning Communities, Inc.*	290	4,085
Red Lion Hotels Corp.*	11,890	94,763
Regis Corp.	2,220	58,497
Silverleaf Resorts, Inc.*	920	2,070
Speedway Motorsports, Inc.	8,690	177,102
WMS Industries, Inc.*	23,230	691,557

		5,850,521

Diversified Financials (5.0%)
American Physicians Service Group, Inc.	5,500	121,220
Eaton Vance Corp.	40,800	1,622,208
Federated Investors, Inc., Class B	39,200	1,349,264
Interactive Brokers Group, Inc., Class A*	21,959	705,543
International Assets Holding Corp.*	3,475	104,459
Janus Capital Group, Inc.	55,600	1,471,732
Knight Capital Group, Inc., Class A*	55,000	988,900
Paulson Capital Corp.*	4,800	21,024
Penson Worldwide, Inc.*	9,955	118,962
QC Holdings, Inc.	5,110	39,807
Raymond James Financial, Inc.	25,700	678,223
Stifel Financial Corp.*	14,250	490,057
Waddell & Reed Financial, Inc., Class A	40,100	1,403,901

		9,115,300

Energy (10.5%)
Adams Resources & Energy, Inc.	2,790	94,581
Atwood Oceanics, Inc.*	5,360	666,462
Bois d’Arc Energy, Inc.*	6,530	158,744

	Number of Shares	Value (Note 1)
Cimarex Energy Co.	8,590	$598,465
Dawson Geophysical Co.*	120	7,135
Diamond Offshore Drilling, Inc.	1,790	249,061
ENSCO International, Inc.	31,020	2,504,555
Forest Oil Corp.*	2,190	163,155
GulfMark Offshore, Inc.*	13,080	760,994
Helmerich & Payne, Inc.	12,870	926,897
Hornbeck Offshore Services, Inc.*	13,640	770,796
ION Geophysical Corp.*	37,575	655,684
Kinder Morgan Management LLC*	1	56
Mariner Energy, Inc.*	40,400	1,493,588
Massey Energy Co.	14,061	1,318,219
Oil States International, Inc.*	3,098	196,537
Overseas Shipholding Group, Inc.	590	46,917
Penn Virginia Corp.	16,804	1,267,358
PHI, Inc.*	8,700	349,479
Pride International, Inc.*	19,860	939,179
Rowan Cos., Inc.	31,019	1,450,138
Superior Energy Services, Inc.*	19,675	1,084,880
Swift Energy Co.*	9,424	622,549
T-3 Energy Services, Inc.*	1,300	103,311
Tidewater, Inc.	24,300	1,580,229
Trico Marine Services, Inc.*	7,700	280,434
Whiting Petroleum Corp.*	2,709	287,371
Willbros Group, Inc.*	18,460	808,733

		19,385,507

Food & Staples Retailing (1.1%)
Andersons, Inc.	8,970	365,169
Arden Group, Inc., Class A	583	73,889
BJ’s Wholesale Club, Inc.*	12,970	501,939
Longs Drug Stores Corp.	18,600	783,246
Nash Finch Co.	8,200	281,014

		2,005,257

Food, Beverage & Tobacco (1.8%)
Cal-Maine Foods, Inc.	8,400	277,116
Corn Products International, Inc.	37,100	1,821,981
Darling International, Inc.*	21,190	350,059
Diamond Foods, Inc.	10,400	239,616
Flowers Foods, Inc.	10,640	301,537
Omega Protein Corp.*	3,300	49,335
Ralcorp Holdings, Inc.*	2,700	133,488
Seneca Foods Corp., Class A*	100	2,085
Seneca Foods Corp., Class B*	300	6,411
Tasty Baking Co.	5,580	30,411
TreeHouse Foods, Inc.*	5,230	126,880

		3,338,919

Health Care Equipment & Services (2.8%)
A.D.A.M., Inc.*	930	6,924
Allied Healthcare Products, Inc.*	2,738	18,618
Amedisys, Inc.*	15,430	777,981
American Dental Partners, Inc.*	4,000	47,480
Analogic Corp.	327	20,624
AngioDynamics, Inc.*	13,200	179,784
Anika Therapeutics, Inc.*	4,377	37,599
Arrhythmia Research Technology, Inc.*	2,000	11,740
Atrion Corp.	220	21,080
Capital Senior Living Corp.*	2,284	17,221
Cardiac Science Corp.*	16,900	138,580
Centene Corp.*	24,900	418,071
Coventry Health Care, Inc.*	22,300	678,366
Cross Country Healthcare, Inc.*	2,040	29,396
Datascope Corp.	5,380	252,860
Gentiva Health Services, Inc.*	6,200	118,110
Hanger Orthopedic Group, Inc.*	12,780	210,742

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Kewaunee Scientific Corp.	2,050	$22,202
Kindred Healthcare, Inc.*	17,300	497,548
MedCath Corp.*	7,300	131,254
Medical Staffing Network Holdings, Inc.*	20,600	79,516
National Dentex Corp.*	3,210	40,574
Osteotech, Inc.*	8,205	46,687
Quidel Corp.*	18,300	302,316
RadNet, Inc.*	23,000	142,600
RehabCare Group, Inc.*	9,946	159,434
Skilled Healthcare Group, Inc., Class A*	11,260	151,109
Span-America Medical Systems, Inc.	2,050	22,960
SunLink Health Systems, Inc.*	3,470	16,691
SurModics, Inc.*	2,900	130,036
Theragenics Corp.*	19,300	70,059
Zoll Medical Corp.*	10,400	350,168

		5,148,330

Household & Personal Products (0.5%)
Estee Lauder Cos., Inc., Class A	8,000	371,600
Inter Parfums, Inc.	4,838	72,562
Natural Alternatives International, Inc.*	5,100	40,749
Nu Skin Enterprises, Inc., Class A	16,450	245,434
Nutraceutical International Corp.*	6,930	83,160
Oil-Dri Corp. of America	2,362	42,398
Schiff Nutrition International, Inc.	1,700	9,520

		865,423

Insurance (4.1%)
21st Century Holding Co.	5,390	44,036
Affirmative Insurance Holdings, Inc.	9,450	64,260
Alleghany Corp.*	2,534	841,415
American Equity Investment Life Holding Co.	31,820	259,333
American Financial Group, Inc./Ohio	40,410	1,080,968
American National Insurance Co.	2,624	257,204
American Safety Insurance Holdings Ltd.*	700	10,066
Argo Group International Holdings Ltd.*	9,300	312,108
Aspen Insurance Holdings Ltd.	18,612	440,546
CNA Financial Corp.	38,751	974,588
Crawford & Co., Class B*	2,470	19,735
Hanover Insurance Group, Inc.	29,000	1,232,500
Horace Mann Educators Corp.	9,090	127,442
Kansas City Life Insurance Co.	10	418
Meadowbrook Insurance Group, Inc.	18,500	98,050
National Security Group, Inc.	1,800	28,413
National Western Life Insurance Co., Class A	1,205	263,293
Odyssey Reinsurance Holdings Corp.	11,500	408,250
Platinum Underwriters Holdings Ltd.	13,228	431,365
Presidential Life Corp.	13,870	213,875
Unico American Corp.*	2,560	23,040
Universal Insurance Holdings, Inc.	25,300	89,562
Unum Group	12,403	253,641

		7,474,108

	Number of Shares	Value (Note 1)
Materials (5.5%)
AK Steel Holding Corp.	32,630	$2,251,470
Ashland, Inc.	27,015	1,302,123
CF Industries Holdings, Inc.	1,100	168,080
FMC Corp.	28,000	2,168,320
Friedman Industries, Inc.	450	3,600
Glatfelter	23,924	323,213
Greif, Inc., Class A	18,380	1,176,872
Innophos Holdings, Inc.	620	19,809
Innospec, Inc.	11,820	222,452
Minerals Technologies, Inc.	3,370	214,298
Myers Industries, Inc.	19,200	156,480
NN, Inc.	2,675	37,290
Reliance Steel & Aluminum Co.	3,600	277,524
Rock of Ages Corp.*	2,600	8,606
Schnitzer Steel Industries, Inc., Class A	13,100	1,501,260
Schweitzer-Mauduit International, Inc.	10,700	180,295
Stepan Co.	3,259	148,676
United States Lime & Minerals, Inc.*	367	14,522

		10,174,890

Media (1.3%)
Alloy, Inc.*	9,800	70,854
DISH Network Corp., Class A*	22,020	644,746
Fisher Communications, Inc.*	4,100	141,204
Gannett Co., Inc.	57,220	1,239,957
Media General, Inc., Class A	510	6,095
New Frontier Media, Inc.	17,140	67,017
Playboy Enterprises, Inc., Class B*	30,730	151,806
Saga Communications, Inc., Class A*	11,800	59,118
Value Line, Inc.	99	3,292

		2,384,089

Pharmaceuticals & Biotechnology (4.8%)
Albany Molecular Research, Inc.*	16,200	214,974
Bio-Rad Laboratories, Inc., Class A*	479	38,746
Bioanalytical Systems, Inc.*	3,600	18,360
Charles River Laboratories International, Inc.*	25,400	1,623,568
Emergent Biosolutions, Inc.*	4,390	43,593
Harvard Bioscience, Inc.*	19,638	91,317
Invitrogen Corp.*	40,000	1,570,400
Kendle International, Inc.*	6,890	250,314
Pain Therapeutics, Inc.*	23,500	185,650
PAREXEL International Corp.*	32,680	859,811
PerkinElmer, Inc.	46,312	1,289,789
Perrigo Co.	33,868	1,075,986
Varian, Inc.*	3,200	163,392
Waters Corp.*	80	5,160
Watson Pharmaceuticals, Inc.*	50,100	1,361,217

		8,792,277

Real Estate (3.8%)
American Campus Communities, Inc. (REIT)	9,071	252,537
AmREIT, Inc., Class A (REIT)	120	858
Ashford Hospitality Trust, Inc. (REIT)	57,519	265,738
Associated Estates Realty Corp. (REIT)	9,800	104,958
Cedar Shopping Centers, Inc. (REIT)	26,100	305,892

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
DiamondRock Hospitality Co. (REIT)	50,803	$553,245
Douglas Emmett, Inc. (REIT)	47,090	1,034,567
Entertainment Properties Trust (REIT)	17,200	850,368
Extra Space Storage, Inc. (REIT)	36,000	552,960
Gladstone Commercial Corp. (REIT)	3,090	53,550
Hersha Hospitality Trust (REIT)	27,130	204,831
HRPT Properties Trust (REIT)	25,510	172,703
Income Opportunity Realty Investors (REIT)*	610	3,056
Intergroup Corp.*	100	1,578
J.W. Mays, Inc.*	200	3,700
Kite Realty Group Trust (REIT)	13,700	171,250
Lexington Realty Trust (REIT)	304	4,144
Medical Properties Trust, Inc. (REIT)	41,000	414,920
MHI Hospitality Corp. (REIT)	5,680	28,514
Mission West Properties, Inc. (REIT)	13,640	149,494
National Retail Properties, Inc. (REIT)	43,900	917,510
Nationwide Health Properties, Inc. (REIT)	1,800	56,682
One Liberty Properties, Inc. (REIT)	6,700	109,277
Ramco-Gershenson Properties Trust (REIT)	11,975	245,966
Sunstone Hotel Investors, Inc. (REIT)	32,800	544,480
Supertel Hospitality, Inc. (REIT)	10,916	54,143
United Capital Corp.*	600	11,520

		7,068,441

Retailing (5.8%)
1-800-FLOWERS.COM, Inc., Class A*	17,146	110,592
Aeropostale, Inc.*	33,100	1,037,023
AMCON Distributing Co.	500	14,675
Aristotle Corp.*	50	373
Big Lots, Inc.*	28,220	881,593
Books-A-Million, Inc.	9,224	70,656
Buckle, Inc.	5,000	228,650
Conn’s, Inc.*	4,410	70,869
Dollar Tree, Inc.*	25,800	843,402
Duckwall-ALCO Stores, Inc.*	144	1,325
Educational Development Corp.	1,090	5,799
Expedia, Inc.*	84,800	1,558,624
Franklin Covey Co.*	13,000	112,840
Genesco, Inc.*	13,426	414,461
Gymboree Corp.*	1,100	44,077
Hastings Entertainment, Inc.*	7,600	60,876
IAC/InterActiveCorp*	76,580	1,476,462
Jo-Ann Stores, Inc.*	15,882	365,762
Jos. A. Bank Clothiers, Inc.*	10,400	278,200
Monro Muffler Brake, Inc.	10,290	159,392
Mothers Work, Inc.*	4,300	43,301
Netflix, Inc.*	28,200	735,174
priceline.com, Inc.*	15,600	1,801,176
REX Stores Corp.*	6,200	71,610
Sport Supply Group, Inc.	8,060	82,776
Stage Stores, Inc.	3,329	38,849
Systemax, Inc.	7,893	139,311

		10,647,848

Semiconductors & Semiconductor Equipment (4.1%)
Amkor Technology, Inc.*	41,200	428,892
Atheros Communications, Inc.*	14,400	432,000

	Number of Shares	Value (Note 1)
ATMI, Inc.*	8,120	$226,710
CEVA, Inc.*	730	5,818
Cirrus Logic, Inc.*	55,020	305,911
Fairchild Semiconductor International, Inc.*	8,131	95,377
Integrated Device Technology, Inc.*	108,700	1,080,478
Intersil Corp., Class A	36,380	884,762
IXYS Corp.*	12,400	148,056
Microsemi Corp.*	45,000	1,133,100
Microtune, Inc.*	30,898	106,907
OmniVision Technologies, Inc.*	31,740	383,737
Pericom Semiconductor Corp.*	13,690	203,160
Semitool, Inc.*	920	6,909
Skyworks Solutions, Inc.*	98,900	976,143
Standard Microsystems Corp.*	13,600	369,240
Tegal Corp.*	5,814	24,070
Trio-Tech International	2,800	14,420
TriQuint Semiconductor, Inc.*	76,863	465,790
Veeco Instruments, Inc.*	18,130	291,530

		7,583,010

Software & Services (7.1%)
Astea International, Inc.*	2,290	8,381
Cadence Design Systems, Inc.*	22,298	225,210
CIBER, Inc.*	38,020	236,104
Computer Sciences Corp.*	39,725	1,860,719
Computer Task Group, Inc.*	10,613	54,339
Convergys Corp.*	74,642	1,109,180
CSP, Inc.*	3,100	18,445
Dynamics Research Corp.*	3,880	40,740
EarthLink, Inc.*	10,890	94,198
Edgewater Technology, Inc.*	9,185	44,180
Hackett Group, Inc.*	70	402
Hewitt Associates, Inc., Class A*	4,593	176,050
Internet Gold-Golden Lines Ltd.*	9,700	70,519
Interwoven, Inc.*	26,051	312,872
JDA Software Group, Inc.*	15,210	275,301
Lawson Software, Inc.*	76,849	558,692
MAXIMUS, Inc.	13,500	470,070
MPS Group, Inc.*	59,151	628,775
Ness Technologies, Inc.*	23,300	235,796
NetScout Systems, Inc.*	16,800	179,424
Novell, Inc.*	43,258	254,790
Perot Systems Corp., Class A*	13,174	197,742
Quest Software, Inc.*	31,301	463,568
Radiant Systems, Inc.*	9,194	98,652
Sapient Corp.*	45,073	289,369
Sohu.com, Inc.*	14,712	1,036,313
Solera Holdings, Inc.*	210	5,809
SPSS, Inc.*	10,839	394,214
SumTotal Systems, Inc.*	13,200	61,776
Sybase, Inc.*	48,440	1,425,105
Sykes Enterprises, Inc.*	10,100	190,486
Synopsys, Inc.*	65,100	1,556,541
TechTeam Global, Inc.*	7,600	81,244
United Online, Inc.	41,100	412,233
Versant Corp.*	470	12,309
Wayside Technology Group, Inc.	3,700	28,934

		13,108,482

Technology Hardware & Equipment (5.8%)
ADC Telecommunications, Inc.*	6,084	89,861
Allied Motion Technologies, Inc.*	4,700	27,213
Anaren, Inc.*	400	4,228
Arrow Electronics, Inc.*	1,700	52,224
Astro-Med, Inc.	4,700	43,475
Avnet, Inc.*	48,840	1,332,355
AVX Corp.	25,352	286,731

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Black Box Corp.	10,410	$283,048
Brocade Communications Systems, Inc.*	152,963	1,260,415
Coherent, Inc.*	19,700	588,833
Communications Systems, Inc.	5,230	56,223
CTS Corp.	21,630	217,381
DG Fastchannel, Inc.*	9,300	160,425
Digi International, Inc.*	14,810	116,259
Emulex Corp.*	51,900	604,635
Frequency Electronics, Inc.	6,300	41,517
Gerber Scientific, Inc.*	14,050	159,889
GTSI Corp.*	4,410	33,384
Harmonic, Inc.*	52,600	500,226
Insight Enterprises, Inc.*	29,800	349,554
IntriCon Corp.*	4,300	36,120
LeCroy Corp.*	8,600	76,712
Loral Space & Communications, Inc.*	1,263	22,254
Measurement Specialties, Inc.*	9,876	173,719
Mesa Laboratories, Inc.	400	9,600
Methode Electronics, Inc.	2,440	25,498
MOCON, Inc.	180	1,960
Molex, Inc.	1,359	33,173
MTS Systems Corp.	1,100	39,468
NCR Corp.*	56,900	1,433,880
O.I. Corp.	700	8,113
Optical Cable Corp.*	200	1,370
OSI Systems, Inc.*	9,700	207,774
PC Connection, Inc.*	80	745
PC-Tel, Inc.	15,660	150,179
Sigmatron International, Inc.*	2,800	16,352
Soapstone Networks, Inc.*	11,300	43,279
Symmetricom, Inc.*	18,142	69,665
SYNNEX Corp.*	5,050	126,704
Tekelec*	7,570	111,355
Trimble Navigation Ltd.*	1,000	35,700
TTM Technologies, Inc.*	27,153	358,691
Vicon Industries, Inc.*	2,210	11,558
Vishay Intertechnology, Inc.*	108,600	963,282
Western Digital Corp.*	8,130	280,729
Zones, Inc.*	836	6,546
Zygo Corp.*	11,811	116,102

		10,568,404

Telecommunication Services (1.1%)
Atlantic Tele-Network, Inc.	250	6,878
CenturyTel, Inc.	45,978	1,636,357
D&E Communications, Inc.	9,018	80,170
HickoryTech Corp.	720	5,954
Premiere Global Services, Inc.*	13,675	199,381
SureWest Communications	3,627	30,576

		1,959,316

Transportation (1.4%)
Air T., Inc.	1,900	19,095
C.H. Robinson Worldwide, Inc.	17,436	956,190
Genco Shipping & Trading Ltd.	11,600	756,320
Kansas City Southern*	5,400	237,546
Park-Ohio Holdings Corp.*	5,900	87,084
SkyWest, Inc.	35,588	450,188

		2,506,423

Utilities (2.5%)
ALLETE, Inc.	9,707	407,694
Alliant Energy Corp.	36,246	1,241,788
Artesian Resources Corp., Class A	1,021	18,776
CH Energy Group, Inc.	163	5,798
CMS Energy Corp.	2,220	33,078

	Number of Shares	Value (Note 1)
Delta Natural Gas Co., Inc.	100	$2,612
Energy West, Inc.	300	3,237
Florida Public Utilities Co.	440	5,236
Great Plains Energy, Inc.	14,000	353,920
Laclede Group, Inc.	150	6,056
MDU Resources Group, Inc.	54,100	1,885,926
NorthWestern Corp.	20,340	517,043
Pepco Holdings, Inc.	660	16,929
RGC Resources, Inc.	500	14,172
Sierra Pacific Resources	4,400	55,924

		4,568,189

Total Common Stocks (94.9%) (Cost $164,486,244)		174,379,575

	Principal Amount
SHORT-TERM INVESTMENTS:
Collateral for Securities Sold Short (88.2%)
Custodian Trust Company Sweep, 2.20%, 7/1/08	$162,054,749	162,054,749

Repurchase Agreements (7.7%)
Custodian Trust Co., dated 6/30/08 due 7/1/08 at 1.85% with maturity value of $14,182,698 (fully collateralized by U.S. Government Agency Securities with a value of $14,577,148)	14,181,969	14,181,969

Total Short-Term Investments (95.9%) (Amortized Cost $176,236,718)		176,236,718

Total Investments (190.8%) (Cost/Amortized Cost $340,722,962)		350,616,293

	Number of Shares
SECURITIES SOLD SHORT:
Automobiles & Components (-0.5%)
American Axle & Manufacturing Holdings, Inc.	(25,800)	(206,142)
Amerigon, Inc.*	(12,898)	(91,704)
ArvinMeritor, Inc.	(40,400)	(504,192)
Cooper Tire & Rubber Co.	(10,570)	(82,869)
Lear Corp.*	(860)	(12,195)
Modine Manufacturing Co.	(3,300)	(40,821)

		(937,923)

Banks (-2.7%)
AMCORE Financial, Inc.	(16,500)	(93,392)
Astoria Financial Corp.	(9,050)	(181,724)
Brookline Bancorp, Inc.	(34,100)	(325,655)
Central Pacific Financial Corp.	(13,220)	(140,925)
East West Bancorp, Inc.	(36,100)	(254,866)
Kearny Financial Corp.	(15,300)	(168,300)
KeyCorp	(31,810)	(349,274)
New York Community Bancorp, Inc.	(94,960)	(1,694,087)
Preferred Bank/California	(3,240)	(16,783)
Provident Bankshares Corp.	(19,755)	(126,037)
Republic First Bancorp, Inc.*	(7,900)	(57,354)
SVB Financial Group*	(13,458)	(647,465)
Taylor Capital Group, Inc.	(1,900)	(14,231)
TCF Financial Corp.	(71,008)	(854,226)
Wauwatosa Holdings, Inc.*	(7,271)	(77,218)

		(5,001,537)

Capital Goods (-2.9%)
Accuride Corp.*	(17,900)	(76,075)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Allied Defense Group, Inc.*	(5,600)	$(31,248)
American Science & Engineering, Inc.	(4,954)	(255,280)
Blount International, Inc.*	(8,100)	(94,041)
Briggs & Stratton Corp.	(30,700)	(389,276)
Carlisle Cos., Inc.	(33,200)	(962,800)
Commercial Vehicle Group, Inc.*	(3,547)	(33,164)
Dynamic Materials Corp.	(5,940)	(195,723)
Energy Focus, Inc.*	(1,690)	(3,972)
Federal Signal Corp.	(29,800)	(357,600)
Gehl Co.*	(7,000)	(103,530)
GenCorp, Inc.*	(21,338)	(152,780)
Griffon Corp.*	(4,700)	(41,172)
Innovative Solutions & Support, Inc.*	(8,320)	(53,664)
Ladish Co., Inc.*	(5,170)	(106,450)
Masco Corp.	(75,090)	(1,181,166)
Omega Flex, Inc.	(217)	(3,298)
Plug Power, Inc.*	(25,000)	(58,750)
Power-One, Inc.*	(16,797)	(31,746)
Sparton Corp.*	(7,800)	(32,760)
Wabash National Corp.	(21,100)	(159,516)
WESCO International, Inc.*	(23,170)	(927,727)

		(5,251,738)

Commercial Services & Supplies (-2.7%)
ACCO Brands Corp.*	(33,700)	(378,451)
American Reprographics Co.*	(340)	(5,661)
CECO Environmental Corp.*	(11,000)	(64,790)
Cenveo, Inc.*	(31,550)	(308,244)
Corporate Executive Board Co.	(19,666)	(826,955)
Covanta Holding Corp.*	(1,945)	(51,912)
Dun & Bradstreet Corp.	(7,500)	(657,300)
Huron Consulting Group, Inc.*	(1,330)	(60,302)
Mac-Gray Corp.*	(2,100)	(24,654)
PeopleSupport, Inc.*	(15,300)	(130,050)
Robert Half International, Inc.	(60,000)	(1,438,200)
School Specialty, Inc.*	(11,100)	(330,003)
TeleTech Holdings, Inc.*	(23,380)	(466,665)
TRC Cos., Inc.*	(13,462)	(54,117)
United Stationers, Inc.*	(1,824)	(67,397)
WCA Waste Corp.*	(12,900)	(81,915)

		(4,946,616)

Consumer Durables & Apparel (-6.4%)
Arctic Cat, Inc.	(9,400)	(73,790)
Ashworth, Inc.*	(8,598)	(30,007)
Black & Decker Corp.	(25,000)	(1,437,750)
Brunswick Corp.	(54,800)	(580,880)
California Coastal Communities, Inc.*	(2,629)	(10,043)
Centex Corp.	(47,085)	(629,527)
D.R. Horton, Inc.	(100,700)	(1,092,595)
Iconix Brand Group, Inc.*	(2,100)	(25,368)
Jones Apparel Group, Inc.	(4,560)	(62,700)
K-Swiss, Inc., Class A	(16,700)	(245,490)
KB Home	(29,400)	(497,742)
Leapfrog Enterprises, Inc.*	(20,800)	(173,056)
Lennar Corp., Class A	(23,230)	(286,658)
M.D.C. Holdings, Inc.	(22,330)	(872,210)
MarineMax, Inc.*	(11,400)	(81,738)
Mattel, Inc.	(88,200)	(1,509,984)
Polo Ralph Lauren Corp.	(3,800)	(238,564)
Pulte Homes, Inc.	(105,764)	(1,018,507)
Quiksilver, Inc.*	(66,500)	(653,030)
Ryland Group, Inc.	(19,600)	(427,476)
Sturm Ruger & Co., Inc.*	(14,490)	(102,299)
Tandy Brands Accessories, Inc.	(3,273)	(18,034)
Toll Brothers, Inc.*	(63,940)	(1,197,596)

	Number of Shares	Value (Note 1)
Volcom, Inc.*	(8,800)	$(210,584)
Whirlpool Corp.	(4,900)	(302,477)

		(11,778,105)

Consumer Services (-5.0%)
Ambassadors Group, Inc.	(10,600)	(158,152)
Apollo Group, Inc., Class A*	(19,330)	(855,546)
Career Education Corp.*	(1,833)	(26,780)
Cheesecake Factory, Inc.*	(43,500)	(692,085)
Choice Hotels International, Inc.	(19,400)	(514,100)
Domino’s Pizza, Inc.*	(8,520)	(97,980)
ITT Educational Services, Inc.*	(17,740)	(1,465,856)
Jack in the Box, Inc.*	(110)	(2,465)
Luby’s, Inc.*	(20,600)	(125,660)
MGM MIRAGE*	(19,500)	(660,855)
Monarch Casino & Resort, Inc.*	(7,710)	(90,978)
Orient-Express Hotels Ltd., Class A	(14,300)	(621,192)
Pinnacle Entertainment, Inc.*	(35,200)	(369,248)
Ruth’s Hospitality Group, Inc.*	(13,800)	(71,484)
Scientific Games Corp., Class A*	(33,480)	(991,678)
Service Corp. International	(4,040)	(39,834)
Sonesta International Hotels Corp., Class A	(100)	(2,508)
Sotheby’s	(38,940)	(1,026,848)
Star Buffet, Inc.	(500)	(2,240)
Starwood Hotels & Resorts Worldwide, Inc.	(4,400)	(176,308)
thinkorswim Group, Inc.*	(28,570)	(201,419)
Universal Technical Institute, Inc.*	(13,200)	(164,472)
Weight Watchers International, Inc.	(21,500)	(765,615)

		(9,123,303)

Diversified Financials (-2.4%)
CIT Group, Inc.	(36,000)	(245,160)
E*TRADE Financial Corp.*	(111,663)	(350,622)
Jefferies Group, Inc.	(61,100)	(1,027,702)
KBW, Inc.*	(14,400)	(296,352)
LaBranche & Co., Inc.*	(33,600)	(237,888)
Leucadia National Corp.	(2,000)	(93,880)
Marlin Business Services Corp.*	(8,900)	(61,677)
Moody’s Corp.	(50,076)	(1,724,617)
Nelnet, Inc., Class A	(12,500)	(140,375)
Resource America, Inc., Class A	(9,660)	(90,031)
Student Loan Corp.	(100)	(9,808)
Thomas Weisel Partners Group, Inc.*	(13,244)	(72,445)

		(4,350,557)

Energy (-2.5%)
BJ Services Co.	(13,930)	(444,924)
Delek U.S. Holdings, Inc.	(2,016)	(18,567)
Frontier Oil Corp.	(51,429)	(1,229,667)
Holly Corp.	(23,100)	(852,852)
Inergy LP	(17,071)	(444,188)
OMNI Energy Services Corp.*	(13,000)	(83,330)
RPC, Inc.	(5,727)	(96,214)
Sunoco, Inc.	(9,300)	(378,417)
Tesoro Corp.	(50,890)	(1,006,095)

		(4,554,254)

Food & Staples Retailing (-0.7%)
PriceSmart, Inc.	(8,200)	(162,196)
Whole Foods Market, Inc.	(44,120)	(1,045,203)

		(1,207,399)

Food, Beverage & Tobacco (-2.4%)
Dean Foods Co.*	(74,680)	(1,465,222)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hershey Co.	(52,000)	$(1,704,560)
MGP Ingredients, Inc.	(7,400)	(42,920)
Pilgrim’s Pride Corp.	(21,470)	(278,895)
Smithfield Foods, Inc.*	(49,900)	(992,012)

		(4,483,609)

Health Care Equipment & Services (-8.1%)
Advanced Medical Optics, Inc.*	(32,400)	(607,176)
Align Technology, Inc.*	(33,800)	(354,562)
Allscripts Healthcare Solutions, Inc.*	(33,900)	(420,699)
American Medical Systems Holdings, Inc.*	(18,160)	(271,492)
AmerisourceBergen Corp.	(8,900)	(355,911)
Brookdale Senior Living, Inc.	(21,600)	(439,776)
C.R. Bard, Inc.	(140)	(12,313)
Clinical Data, Inc.*	(4,094)	(58,421)
Computer Programs and Systems, Inc.	(1,300)	(22,529)
Conceptus, Inc.*	(1,680)	(31,063)
Cyberonics, Inc.*	(13,200)	(286,440)
DexCom, Inc.*	(11,351)	(68,560)
Emeritus Corp.*	(8,600)	(125,732)
Endologix, Inc.*	(16,302)	(37,658)
Health Management Associates, Inc., Class A*	(131,200)	(854,112)
Healthways, Inc.*	(19,900)	(589,040)
HMS Holdings Corp.*	(12,700)	(272,669)
Hospira, Inc.*	(44,600)	(1,788,906)
Immucor, Inc.*	(35,470)	(917,964)
LHC Group, Inc.*	(8,880)	(206,460)
Micrus Endovascular Corp.*	(3,900)	(54,678)
NMT Medical, Inc.*	(430)	(2,008)
NxStage Medical, Inc.*	(12,030)	(46,195)
Omnicare, Inc.	(64,100)	(1,680,702)
Omnicell, Inc.*	(19,000)	(250,420)
Palomar Medical Technologies, Inc.*	(12,700)	(126,746)
Patterson Cos., Inc.*	(51,505)	(1,513,732)
Phase Forward, Inc.*	(23,700)	(425,889)
Providence Service Corp.*	(596)	(12,581)
ResMed, Inc.*	(40,000)	(1,429,600)
Rochester Medical Corp.*	(8,800)	(91,696)
Spectranetics Corp.*	(13,400)	(132,124)
STAAR Surgical Co.*	(4,100)	(12,710)
VCA Antech, Inc.*	(40,900)	(1,136,202)
Vital Images, Inc.*	(10,270)	(127,759)
Volcano Corp.*	(16,580)	(202,276)

		(14,966,801)

Household & Personal Products (-1.5%)
Central Garden & Pet Co.*	(61,580)	(280,189)
Chattem, Inc.*	(10,000)	(650,500)
Clorox Co.	(14,400)	(751,680)
NBTY, Inc.*	(29,273)	(938,492)
Reliv International, Inc.	(12,100)	(66,187)

		(2,687,048)

Insurance (-4.4%)
Brown & Brown, Inc.	(60,600)	(1,053,834)
Cincinnati Financial Corp.	(61,379)	(1,559,027)
Conseco, Inc.*	(108,300)	(1,074,336)
Employers Holdings, Inc.	(2,809)	(58,146)
Markel Corp.*	(3,800)	(1,394,600)
Max Capital Group Ltd.	(32,200)	(686,826)
NYMAGIC, Inc.	(3,700)	(70,892)
Old Republic International Corp.	(60,900)	(721,056)
Philadelphia Consolidated Holding Corp.*	(33,600)	(1,141,392)

	Number of Shares	Value (Note 1)
State Auto Financial Corp.	(8,045)	$(192,517)
Stewart Information Services Corp.	(6,985)	(135,090)

		(8,087,716)

Materials (-2.6%)
ADA-ES, Inc.*	(4,100)	(36,900)
Brush Engineered Materials, Inc.*	(11,400)	(278,388)
Headwaters, Inc.*	(23,800)	(280,126)
Louisiana-Pacific Corp.	(65,000)	(551,850)
Neenah Paper, Inc.	(7,280)	(121,649)
Pactiv Corp.*	(66,460)	(1,410,946)
RTI International Metals, Inc.*	(6,339)	(225,795)
Scotts Miracle-Gro Co., Class A	(26,900)	(472,633)
Smurfit-Stone Container Corp.*	(135,580)	(551,810)
Titanium Metals Corp.	(40,900)	(572,191)
U.S. Concrete, Inc.*	(2,218)	(10,558)
Westlake Chemical Corp.	(12,500)	(185,750)

		(4,698,596)

Media (-1.8%)
4Kids Entertainment, Inc.*	(9,540)	(70,691)
Clear Channel Outdoor Holdings, Inc., Class A*	(100)	(1,783)
DreamWorks Animation SKG, Inc., Class A*	(370)	(11,030)
Entravision Communications Corp., Class A*	(39,600)	(159,192)
Hearst-Argyle Television, Inc.	(590)	(11,328)
Knology, Inc.*	(13,850)	(152,211)
Lamar Advertising Co., Class A*	(42,000)	(1,513,260)
Live Nation, Inc.*	(200)	(2,116)
LodgeNet Interactive Corp.*	(13,800)	(67,758)
RCN Corp.*	(13,865)	(149,465)
Regal Entertainment Group, Class A	(42,300)	(646,344)
Valassis Communications, Inc.*	(28,700)	(359,324)
Virgin Media, Inc.	(15,105)	(205,579)

		(3,350,081)

Pharmaceuticals & Biotechnology (-7.3%)
Acadia Pharmaceuticals, Inc.*	(18,890)	(69,704)
Alkermes, Inc.*	(54,600)	(674,856)
Altus Pharmaceuticals, Inc.*	(12,671)	(56,386)
AMAG Pharmaceuticals, Inc.*	(9,020)	(307,582)
Amylin Pharmaceuticals, Inc.*	(63,100)	(1,602,109)
APP Pharmaceuticals, Inc.*	(11,300)	(188,936)
Arena Pharmaceuticals, Inc.*	(40,261)	(208,955)
ARIAD Pharmaceuticals, Inc.*	(23,200)	(55,680)
ArQule, Inc.*	(19,776)	(64,272)
Array BioPharma, Inc.*	(29,340)	(137,898)
Avigen, Inc.*	(970)	(2,803)
BioSphere Medical, Inc.*	(11,993)	(41,376)
Caliper Life Sciences, Inc.*	(2,700)	(6,993)
Cephalon, Inc.*	(18,160)	(1,211,090)
Cepheid, Inc.*	(27,430)	(771,332)
CombiMatrix Corp.*	(4,200)	(41,958)
CV Therapeutics, Inc.*	(39,900)	(328,377)
Dyax Corp.*	(3,700)	(11,470)
Enzo Biochem, Inc.*	(20,800)	(233,376)
Exelixis, Inc.*	(64,000)	(320,000)
Geron Corp.*	(5,980)	(20,631)
Human Genome Sciences, Inc.*	(78,700)	(410,027)
Inspire Pharmaceuticals, Inc.*	(1,137)	(4,866)
InterMune, Inc.*	(16,600)	(217,792)
Medarex, Inc.*	(73,500)	(485,835)
Metabolix, Inc.*	(2,400)	(23,520)
Millipore Corp.*	(510)	(34,609)
Momenta Pharmaceuticals, Inc.*	(73)	(898)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Neurocrine Biosciences, Inc.*	(27,900)	$(116,901)
Omrix Biopharmaceuticals, Inc.*	(7,630)	(120,096)
PDL BioPharma, Inc.*	(57,675)	(612,508)
Penwest Pharmaceuticals Co.*	(14,500)	(39,150)
Progenics Pharmaceuticals, Inc.*	(16,100)	(255,507)
Regeneron Pharmaceuticals, Inc.*	(34,682)	(500,808)
Salix Pharmaceuticals Ltd.*	(3,200)	(22,496)
Seattle Genetics, Inc.*	(3,900)	(32,994)
Senomyx, Inc.*	(22,200)	(109,446)
Sepracor, Inc.*	(56,300)	(1,121,496)
Vertex Pharmaceuticals, Inc.*	(70,572)	(2,362,045)
XenoPort, Inc.*	(11,900)	(464,457)
ZymoGenetics, Inc.*	(21,797)	(183,531)

		(13,474,766)

Real Estate (-14.7%)
Apartment Investment & Management Co. (REIT)	(44,749)	(1,524,132)
AvalonBay Communities, Inc. (REIT)	(20,580)	(1,834,913)
Boston Properties, Inc. (REIT)	(18,893)	(1,704,526)
Brandywine Realty Trust (REIT)	(52,300)	(824,248)
BRE Properties, Inc. (REIT)	(30,200)	(1,307,056)
Camden Property Trust (REIT)	(30,900)	(1,367,634)
CB Richard Ellis Group, Inc., Class A*	(77,472)	(1,487,462)
Corporate Office Properties Trust SBI/Maryland (REIT)	(23,800)	(817,054)
Developers Diversified Realty Corp. (REIT)	(41,320)	(1,434,217)
Duke Realty Corp. (REIT)	(23,624)	(530,359)
Essex Property Trust, Inc. (REIT)	(5,900)	(628,350)
Federal Realty Investment Trust (REIT)	(19,084)	(1,316,796)
FelCor Lodging Trust, Inc. (REIT)	(38,600)	(405,300)
General Growth Properties, Inc. (REIT)	(1,500)	(52,545)
Healthcare Realty Trust, Inc. (REIT)	(27,505)	(653,794)
Jones Lang LaSalle, Inc.	(15,800)	(951,002)
Kilroy Realty Corp. (REIT)	(19,800)	(931,194)
Kimco Realty Corp. (REIT)	(2,400)	(82,848)
Liberty Property Trust (REIT)	(12,353)	(409,502)
Mack-Cali Realty Corp. (REIT)	(35,597)	(1,216,350)
Mid-America Apartment Communities, Inc. (REIT)	(2,141)	(109,277)
Parkway Properties, Inc./Maryland (REIT)	(10,000)	(337,300)
Plum Creek Timber Co., Inc. (REIT)	(41,574)	(1,775,626)
Post Properties, Inc. (REIT)	(26,300)	(782,425)
PS Business Parks, Inc. (REIT)	(9,900)	(510,840)
Regency Centers Corp. (REIT)	(25,669)	(1,517,551)
Tanger Factory Outlet Centers, Inc. (REIT)	(7,280)	(261,570)
Tejon Ranch Co.*	(1,870)	(67,432)
Thomas Properties Group, Inc.	(120)	(1,181)
U-Store-It Trust (REIT)	(28,920)	(345,594)
Ventas, Inc. (REIT)	(26,900)	(1,145,133)
Washington Real Estate Investment Trust (REIT)	(24,200)	(727,210)

		(27,060,421)

Retailing (-3.6%)
American Eagle Outfitters, Inc.	(35,500)	(483,865)
bebe stores, Inc.	(15,382)	(147,821)
Borders Group, Inc.	(36,300)	(217,800)
Charming Shoppes, Inc.*	(74,457)	(341,758)

	Number of Shares	Value (Note 1)
Chico’s FAS, Inc.*	(97,333)	$(522,678)
Christopher & Banks Corp.	(21,500)	(146,200)
Coldwater Creek, Inc.*	(36,800)	(194,304)
Dillard’s, Inc., Class A	(35,405)	(409,636)
Eddie Bauer Holdings, Inc.*	(4,650)	(19,297)
Foot Locker, Inc.	(1,200)	(14,940)
Office Depot, Inc.*	(120,887)	(1,322,504)
Pacific Sunwear of California, Inc.*	(44,400)	(378,732)
Saks, Inc.*	(72,300)	(793,854)
Sherwin-Williams Co.	(33,500)	(1,538,655)
ValueVision Media, Inc., Class A*	(2,002)	(7,147)
Winmark Corp.*	(2,243)	(40,105)

		(6,579,296)

Semiconductors & Semiconductor Equipment (-5.5%)
Advanced Micro Devices, Inc.*	(243,910)	(1,421,995)
Altera Corp.	(31,000)	(641,700)
Brooks Automation, Inc.*	(100)	(827)
Cypress Semiconductor Corp.*	(10,600)	(262,350)
FormFactor, Inc.*	(26,399)	(486,533)
Ikanos Communications, Inc.*	(18,700)	(63,019)
Kulicke & Soffa Industries, Inc.*	(29,406)	(214,370)
Lam Research Corp.*	(40,364)	(1,459,159)
Mattson Technology, Inc.*	(6,280)	(29,893)
Microchip Technology, Inc.	(13,745)	(419,772)
National Semiconductor Corp.	(80,400)	(1,651,416)
Novellus Systems, Inc.*	(5,600)	(118,664)
ON Semiconductor Corp.*	(164,700)	(1,510,299)
PDF Solutions, Inc.*	(16,200)	(96,390)
Rambus, Inc.*	(61,300)	(1,168,991)
Tessera Technologies, Inc.*	(2,172)	(35,556)
Xilinx, Inc.	(21,587)	(545,072)

		(10,126,006)

Software & Services (-6.0%)
ACI Worldwide, Inc.*	(14,320)	(251,889)
Affiliated Computer Services, Inc., Class A*	(2,730)	(146,028)
Bitstream, Inc.*	(6,400)	(41,920)
Callidus Software, Inc.*	(13,560)	(67,800)
Citrix Systems, Inc.*	(54,430)	(1,600,786)
Cognizant Technology Solutions Corp., Class A*	(3,943)	(128,187)
DealerTrack Holdings, Inc.*	(21,900)	(309,009)
Digital River, Inc.*	(24,100)	(929,778)
eLoyalty Corp.*	(5,690)	(28,109)
Epicor Software Corp.*	(32,700)	(225,957)
Equinix, Inc.*	(18,422)	(1,643,611)
FalconStor Software, Inc.*	(20,100)	(142,308)
Fidelity National Information Services, Inc.	(38,800)	(1,432,108)
Global Cash Access Holdings, Inc.*	(27,800)	(190,708)
Interactive Intelligence, Inc.*	(9,300)	(108,252)
Internet Capital Group, Inc.*	(25,300)	(195,569)
Iron Mountain, Inc.*	(52,890)	(1,404,230)
Liquidity Services, Inc.*	(8,110)	(93,508)
LoopNet, Inc.*	(9,500)	(107,350)
MicroStrategy, Inc., Class A*	(5,700)	(369,075)
MSC.Software Corp.*	(3,296)	(36,190)
Onvia, Inc.*	(4,900)	(25,382)
Perficient, Inc.*	(20,300)	(196,098)
Rainmaker Systems, Inc.*	(5,850)	(17,140)
SAVVIS, Inc.*	(17,000)	(219,470)
SupportSoft, Inc.*	(5,200)	(16,900)
TheStreet.com, Inc.	(14,400)	(93,744)
THQ, Inc.*	(40,100)	(812,426)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
VASCO Data Security International, Inc.*	(12,563)	$(132,288)
WebMD Health Corp., Class A*	(4,800)	(133,920)
XATA Corp.*	(900)	(3,420)

		(11,103,160)

Technology Hardware & Equipment (-3.7%)
Acacia Research-Acacia Technologies*	(21,200)	(94,976)
Acme Packet, Inc.*	(8,050)	(62,468)
Brightpoint, Inc.*	(28,270)	(206,371)
Cogent, Inc.*	(25,820)	(293,573)
Cogo Group, Inc.*	(14,200)	(129,362)
Comarco, Inc.*	(4,349)	(15,830)
Cray, Inc.*	(20,700)	(96,048)
Daktronics, Inc.	(17,800)	(359,026)
Endwave Corp.*	(5,200)	(33,020)
F5 Networks, Inc.*	(40,300)	(1,145,326)
Immersion Corp.*	(1,090)	(7,423)
Intevac, Inc.*	(15,300)	(172,584)
Lexmark International, Inc., Class A*	(49,700)	(1,661,471)
LoJack Corp.*	(13,237)	(105,367)
Merix Corp.*	(2,703)	(6,217)
NumereX Corp., Class A*	(9,355)	(67,637)
Occam Networks, Inc.*	(8,339)	(33,273)
Planar Systems, Inc.*	(5,657)	(14,708)
Polycom, Inc.*	(46,800)	(1,140,048)
Powerwave Technologies, Inc.*	(62,100)	(263,925)
RadiSys Corp.*	(7,400)	(67,044)
Riverbed Technology, Inc.*	(3,040)	(41,709)
Tellabs, Inc.*	(118,356)	(550,355)
TransAct Technologies, Inc.*	(6,080)	(50,342)
USA Technologies, Inc.*	(11,400)	(67,830)
X-Rite, Inc.*	(10,684)	(27,351)

		(6,713,284)

Telecommunication Services (-0.8%)
Cbeyond, Inc.*	(13,300)	(213,066)
MetroPCS Communications, Inc.*	(3,360)	(59,506)
tw telecom, Inc.*	(78,400)	(1,256,752)

		(1,529,324)

Transportation (-2.2%)
AirTran Holdings, Inc.*	(56,400)	(115,056)
AMERCO*	(5,649)	(269,344)

	Number of Shares	Value (Note 1)
AMR Corp.*	(72,671)	$(372,076)
Celadon Group, Inc.*	(17,100)	(170,829)
Con-way, Inc.	(23,800)	(1,124,788)
Copa Holdings S.A., Class A	(9,500)	(267,520)
Covenant Transport Group, Inc., Class A*	(4,910)	(16,448)
Dollar Thrifty Automotive Group, Inc.*	(14,100)	(133,245)
Frozen Food Express Industries, Inc.	(13,100)	(88,425)
Hertz Global Holdings, Inc.*	(54,501)	(523,210)
JetBlue Airways Corp.*	(63,730)	(237,713)
P.A.M. Transportation Services, Inc.*	(7,000)	(74,550)
UAL Corp.	(63,600)	(331,992)
YRC Worldwide, Inc.*	(24,800)	(368,776)

		(4,093,972)

Utilities (-1.8%)
Allegheny Energy, Inc.	(33,300)	(1,668,663)
Environmental Power Corp.*	(8,000)	(33,360)
Wisconsin Energy Corp.	(34,400)	(1,555,568)

		(3,257,591)

Total Securities Sold Short (-92.2%) (Proceeds Received $212,696,437)		(169,363,103)

Total Investments (98.7%) (Cost/Amortized Cost $128,026,525)		181,253,190
Other Assets Less Liabilities (1.3%)		2,474,059

Net Assets (100%)		$183,727,249

*	Non-income producing.
(A)	All long positions are pledged as collateral for securities sold short.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$174,379,575	$176,236,718	$—	$350,616,293
Other Investments*	—	—	—	—

Total	$174,379,575	$176,236,718	$—	$350,616,293

Liabilities:
Investments in Securities	$169,363,103	$—	$—	$169,363,103
Other Investments*	—	—	—	—

Total	$169,363,103	$—	$—	$169,363,103

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$138,706,977
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$112,028,521

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,756,127
Aggregate gross unrealized depreciation	(13,886,537)

Net unrealized appreciation	$8,869,590

Federal income tax cost of investments	$341,746,703

The Portfolio has a net capital loss carryforward of $30,199,955 of which $617,013 expires in the year 2011, $2,527,100 expires in the year 2012, $3,508,597 expires in the year 2013, $11,523,152 expires in the year 2014, and $12,024,093 expires in the year 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.9%)
Media (5.4%)
Time Warner, Inc.	8,916,910	$131,970,268
Viacom, Inc., Class B*	627,000	19,148,580
Walt Disney Co.	1,832,000	57,158,400

		208,277,248

Multiline Retail (0.5%)
Nordstrom, Inc.	585,000	17,725,500

Total Consumer Discretionary		226,002,748

Consumer Staples (9.7%)
Food Products (7.1%)
General Mills, Inc.	1,431,000	86,961,870
Kraft Foods, Inc., Class A	3,079,800	87,620,310
Unilever N.V. (N.Y. Shares) (ADR)	3,375,100	95,852,840

		270,435,020

Household Products (2.6%)
Clorox Co.	376,700	19,663,740
Kimberly-Clark Corp.	1,329,220	79,460,772

		99,124,512

Total Consumer Staples		369,559,532

Energy (14.2%)
Energy Equipment & Services (6.0%)
BJ Services Co.^	3,104,400	99,154,536
Halliburton Co.	2,465,200	130,828,164

		229,982,700

Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.	387,500	29,000,500
Chevron Corp.	675,700	66,982,141
Exxon Mobil Corp.^	1,969,990	173,615,219
Peabody Energy Corp.^	474,600	41,788,530

		311,386,390

Total Energy		541,369,090

Financials (18.2%)
Capital Markets (4.7%)
Bank of New York Mellon Corp.	1,820,578	68,872,466
Lehman Brothers Holdings, Inc.	1,511,100	29,934,891
Morgan Stanley	2,282,300	82,322,561

		181,129,918

Commercial Banks (0.4%)
Wells Fargo & Co.^	624,100	14,822,375

Consumer Finance (0.2%)
SLM Corp.*^	441,500	8,543,025

Diversified Financial Services (5.2%)
Bank of America Corp.	2,056,280	49,083,403
Citigroup, Inc.	2,099,917	35,194,609
JPMorgan Chase & Co.	3,289,190	112,852,109

		197,130,121

Insurance (7.7%)
American International Group, Inc.	1,772,049	46,888,417
Hartford Financial Services Group, Inc.	1,168,900	75,475,873
MetLife, Inc.^	702,700	37,081,479
Prudential Financial, Inc.	464,665	27,759,087
Travelers Cos., Inc.	2,421,938	105,112,109

		292,316,965

Total Financials		693,942,404

Health Care (12.2%)
Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	652,450	41,717,653

	Number of Shares	Value (Note 1)
Covidien Ltd.	1,010,250	$48,380,872

		90,098,525

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	617,700	31,860,966

Pharmaceuticals (9.0%)
Bristol-Myers Squibb Co.	6,747,500	138,526,175
Johnson & Johnson	680,700	43,796,238
Pfizer, Inc.^	2,204,070	38,505,103
Schering-Plough Corp.	3,553,200	69,962,508
Wyeth	1,134,700	54,420,212

		345,210,236

Total Health Care		467,169,727

Industrials (9.4%)
Aerospace & Defense (4.8%)
Honeywell International, Inc.	767,700	38,599,956
Northrop Grumman Corp.	893,700	59,788,530
Raytheon Co.	1,525,077	85,831,333

		184,219,819

Industrial Conglomerates (2.9%)
General Electric Co.	2,644,600	70,584,374
Tyco International Ltd.	1,024,650	41,026,986

		111,611,360

Machinery (1.7%)
Deere & Co.	897,700	64,751,101

Total Industrials		360,582,280

Information Technology (17.8%)
Computers & Peripherals (5.9%)
Hewlett-Packard Co.	2,118,013	93,637,354
International Business Machines Corp.	1,100,660	130,461,230

		224,098,584

IT Services (0.9%)
Unisys Corp.*^	8,453,700	33,392,115

Office Electronics (2.8%)
Xerox Corp.	7,868,187	106,692,616

Semiconductors & Semiconductor Equipment (8.2%)
Analog Devices, Inc.	1,365,100	43,369,227
Fairchild Semiconductor International, Inc.*	3,246,710	38,083,908
Intel Corp.	3,489,400	74,952,312
LSI Corp.*	14,674,300	90,100,202
Micron Technology, Inc.*^	11,312,900	67,877,400

		314,383,049

Software (0.0%)
Borland Software Corp.*^	1,493,700	2,031,432

Total Information Technology		680,597,796

Materials (4.7%)
Chemicals (2.9%)
Dow Chemical Co.	452,700	15,803,757
E.I. du Pont de Nemours & Co.	2,210,650	94,814,779

		110,618,536

Metals & Mining (1.8%)
Alcoa, Inc.	1,938,107	69,035,371

Total Materials		179,653,907

Telecommunication Services (5.3%)
Diversified Telecommunication Services (5.3%)
AT&T, Inc.	2,397,158	80,760,253
Qwest Communications International, Inc.^	12,627,300	49,625,289

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc.	2,096,400	$74,212,560

Total Telecommunication Services		204,598,102

Utilities (2.6%)
Electric Utilities (1.3%)
Southern Co.^	1,415,600	49,432,752

Multi-Utilities (1.3%)
Dominion Resources, Inc.^	1,021,220	48,497,738

Total Utilities		97,930,490

Total Common Stocks (100.0%) (Cost $4,100,041,906)		3,821,406,076

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.3%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$133,596	133,596
Allstate Life Insurance Co.
2.51%, 8/27/08 (l)	734,777	734,777
American Express Bank FSB
2.49%, 7/18/08 (l)	133,596	133,596
American Honda Finance Corp.
2.71%, 9/11/08 (l)	100,197	100,197
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	547,635	547,635
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	444,978	444,978
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	1,563,072	1,563,072
Bank of Ireland
2.13%, 12/29/08 (l)	667,964	667,964
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	1,162,284	1,162,284
Bank of Scotland plc
2.12%, 7/17/08 (l)	280,551	280,551
Bank of Scotland plc/ London
3.25%, 7/1/08	1,058,413	1,058,413
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	667,979	667,979
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	307,270	307,270
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	1,335,959	1,335,959
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	333,990	333,990
Beta Finance, Inc.
2.13%, 2/17/09 (l)	534,240	534,240
2.12%, 5/11/09 (l)	801,384	801,384
Calyon/New York
2.12%, 10/14/08 (l)	1,803,368	1,803,368
2.16%, 7/2/10 (l)	667,699	667,699
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	841,654	841,654
CC USA, Inc.
2.13%, 2/12/09 (l)	467,460	467,460
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	761,496	761,496
Comerica Bank
2.12%, 8/7/08 (l)	387,395	387,395
2.74%, 1/12/09 (l)	614,646	614,646
2.50%, 3/16/09 (l)	774,821	774,821
2.52%, 6/19/09 (l)	841,732	841,732
2.53%, 6/19/09 (l)	480,921	480,921

	Principal Amount	Value (Note 1)
Commerzbank AG/New York
2.60%, 7/14/08	$667,979	$667,979
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	333,990	333,990
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	6,679,792	6,679,792
2.80%, 7/1/08 (r)	4,760,479	4,760,479
Deutsche Bank AG/Singapore
3.50%, 7/1/08	330,316	330,316
Fifth Third Bancorp
2.49%, 8/22/08 (l)	80,158	80,158
Five Finance, Inc.
2.13%, 2/23/09 (l)	267,115	267,115
General Electric Capital Corp.
2.58%, 2/19/09 (l)	333,990	333,990
2.15%, 3/12/10 (l)	614,541	614,541
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,162,284	1,162,284
2.54%, 9/12/08 (l)	253,832	253,832
2.60%, 12/23/08 (l)	340,702	340,702
2.16%, 3/27/09 (l)	1,042,048	1,042,048
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	23,379,276	23,379,276
2.95%, 7/1/08 (r)	10,019,689	10,019,689
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	768,459	768,459
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	667,979	667,979
Links Finance LLC
2.12%, 6/22/09 (l)	868,156	868,156
MassMutual Global Funding II
2.15%, 3/26/10 (l)	1,122,205	1,122,205
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	467,586	467,586
2.11%, 1/23/09 (l)	467,586	467,586
2.12%, 3/13/09 (l)	146,955	146,955
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	641,260	641,260
2.17%, 6/29/09 (l)	400,788	400,788
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,028,688	1,028,688
2.18%, 5/26/10 (l)	93,517	93,517
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	340,669	340,669
Morgan Stanley
3.22%, 2/9/09 (l)	789,712	789,712
New York Life Global Funding
2.50%, 3/30/09 (l)	467,586	467,586
Pricoa Global Funding I
2.12%, 9/22/08 (l)	1,135,565	1,135,565
2.16%, 12/15/09 (l)	267,192	267,192
2.15%, 6/25/10 (l)	601,061	601,061
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	106,877	106,877
SLM Corp.
2.87%, 12/15/08 (l)	257,232	257,232
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	3,339,897	3,339,897
Tango Finance Corp.
2.13%, 6/25/09 (l)	881,414	881,414
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	400,788	400,788
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	267,192	267,192
2.50%, 8/14/08 (l)	267,192	267,192

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	$200,394	$200,394
Wells Fargo & Co.
2.62%, 8/3/09 (l)	1,202,363	1,202,363
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	80,158	80,158

Total Short-Term Investments of Cash Collateral for Securities Loaned		85,993,739

Time Deposit (0.5%)
JPMorgan Chase Nassau
1.49%, 7/1/08	19,572,613	19,572,613

Total Short-Term Investments (2.8%) (Amortized Cost $105,566,352)		105,566,352

Total Investments before Options Written (102.8%) (Cost/Amortized Cost $4,205,608,258)		3,926,972,428

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options Written (-0.1%)
Micron Technology, Inc.
July 2008 @ $9.00* (d)	(8,948)	(44,740)
Nordstrom, Inc.
January 2009 @ $40.00* (d)	(5,607)	(841,050)
Peabody Energy Corp.
December 2008 @ $90.00* (d)	(2,250)	(2,857,500)

Total Options Written (-0.1%) (Premium Received $5,141,559)		(3,743,290)

Total Investments after Options Written (102.7%) (Cost/Amortized Cost $4,200,466,699)		3,923,229,138
Other Assets Less Liabilities (-2.7%)		(101,436,247)

Net Assets (100%)		$3,821,792,891

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Options written for the six months ended June 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	6,476	$1,472,348
Options Written	19,055	6,110,628
Options Terminated in Closing Purchase Transactions	(2,250)	(969,069)
Options Expired	(6,476)	(1,472,348)
Options Exercised	—	—

Options Outstanding—June 30, 2008	16,805	$5,141,559

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$3,821,406,076	$105,566,352	$—	$3,926,972,428
Other Investments*	—	—	—	—

Total	$3,821,406,076	$105,566,352	$—	$3,926,972,428

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	3,743,290	—	—	3,743,290

Total	$3,743,290	$—	$—	$3,743,290

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,535,470,610
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,070,373,261

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,558,980
Aggregate gross unrealized depreciation	(539,585,167)

Net unrealized depreciation	$(313,026,187)

Federal income tax cost of investments	$4,239,998,615

At June 30, 2008, the Portfolio had loaned securities with a total value of $84,029,950. This was secured by collateral of $85,993,739 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $263,202 as brokerage commissions with Merrill Lynch & Co., Inc. and $6,300 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS
Australia (4.6%)
BHP Billiton Ltd.^	1,426,411	$59,756,643
Newcrest Mining Ltd.	350,622	9,848,427
Octaviar Ltd.^†(b)	9,487,254	—
Rio Tinto Ltd.^	260,337	33,817,015
United Group Ltd.^	1,308,757	15,444,617

Total Australia		118,866,702

Japan (21.2%)
Bridgestone Corp.^	1,597,900	24,423,334
Fujitsu Ltd.	4,363,000	32,377,869
Itochu Corp.	3,597,000	38,312,445
KDDI Corp.	6,552	40,477,582
Kubota Corp.	3,415,000	24,538,730
Mizuho Financial Group, Inc.	5,494	25,662,984
Nippon Sheet Glass Co., Ltd.	5,583,000	27,603,475
NOK Corp.	820,100	13,036,952
Olympus Corp.	818,000	27,655,695
ORIX Corp.§	157,000	22,459,199
Ricoh Co., Ltd.	2,152,000	38,830,645
Sharp Corp.	1,635,000	26,622,545
Sojitz Corp.	6,606,500	22,024,777
Sumitomo Chemical Co., Ltd.	7,630,000	48,071,479
Sumitomo Mitsui Financial Group, Inc.	4,450	33,484,485
Takeda Pharmaceutical Co., Ltd.	757,600	38,527,476
Toyota Motor Corp.	1,292,000	60,958,892

Total Japan		545,068,564

Latin America (1.6%)
Brazil (0.6%)
Cia Vale do Rio Doce (ADR)	488,094	14,564,725

Mexico (1.0%)
America Movil S.A.B. de C.V.	497,169	26,225,665

Total Latin America		40,790,390

Other European Countries (48.6%)
Belgium (1.1%)
Fortis^	1,668,341	26,713,737

Finland (1.9%)
Fortum Oyj	930,861	47,280,066

France (6.3%)
Electricite de France S.A.^	435,503	41,373,792
Suez S.A.	586,645	39,938,333
Total S.A.	939,260	80,151,931

		161,464,056

Germany (14.0%)
Allianz SE (Registered)	370,592	65,291,253
Bayer AG	689,047	57,997,153
Deutsche Post AG (Registered)	1,270,554	33,207,034
Deutsche Telekom AG (Registered)	3,032,601	49,656,658
E.ON AG	450,370	90,869,249
Siemens AG (Registered)	562,998	62,509,788

		359,531,135

Italy (4.2%)
ENI S.p.A.	1,854,555	69,201,728
UniCredit S.p.A.	6,410,260	39,235,114

		108,436,842

Luxembourg (2.2%)
ArcelorMittal	579,453	57,293,682

	Number of Shares	Value (Note 1)
Netherlands (5.1%)
Akzo Nobel N.V.	761,099	$52,318,316
Royal Dutch Shell plc, Class B	1,953,304	78,591,908

		130,910,224

Spain (2.2%)
Banco Santander S.A.	3,061,045	56,243,125

Switzerland (11.6%)
Credit Suisse Group AG (Registered)^	853,811	39,198,998
Nestle S.A. (Registered)	2,047,700	92,527,857
Novartis AG (Registered)	1,422,493	78,327,278
Swisscom AG (Registered)^	120,028	40,036,749
Zurich Financial Services AG (Registered)	184,228	47,159,338

		297,250,220

Total Other European Countries		1,245,123,087

Scandanavia (1.6%)
Norway (1.6%)
DnB NOR ASA	3,154,730	40,137,145

Total Scandanavia		40,137,145

Southeast Asia (5.3%)
China (0.6%)
Bank of China Ltd., Class H^	33,621,000	14,962,310

Hong Kong (2.1%)
Cheung Kong Holdings Ltd.	2,587,000	34,870,460
New World Development Ltd.	5,914,000	12,044,544
Shimao Property Holdings Ltd.^	7,070,000	8,115,233

		55,030,237

Singapore (1.1%)
United Overseas Bank Ltd	1,986,000	27,179,685

South Korea (1.5%)
Dongbu Insurance Co., Ltd.	377,647	13,863,243
Hyundai Development Co.	121,296	6,145,679
Samsung Electronics Co., Ltd.	30,541	18,247,813

		38,256,735

Total Southeast Asia		135,428,967

United Kingdom (14.2%)
Anglo American plc	662,909	46,557,843
BAE Systems plc	6,222,566	54,845,300
British American Tobacco plc	1,827,514	63,301,926
GlaxoSmithKline plc	2,244,011	49,748,131
Unilever plc	2,155,626	61,356,739
Vodafone Group plc	29,836,895	88,640,768

Total United Kingdom		364,450,707

Total Common Stocks (97.1%) (Cost $2,546,207,836)		2,489,865,562

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.9%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$236,313	236,313
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	1,299,724	1,299,724
American Express Bank FSB
2.49%, 7/18/08 (l)	236,313	236,313
American Honda Finance Corp.
2.71%, 9/11/08 (l)	177,235	177,235
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	968,695	968,695

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	$787,107	$787,107
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	2,764,868	2,764,869
Bank of Ireland
2.13%, 12/29/08 (l)	1,181,539	1,181,539
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	2,055,927	2,055,927
Bank of Scotland plc/London
3.25%, 7/1/08	1,872,194	1,872,194
2.12%, 7/17/08 (l)	496,258	496,258
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	1,181,567	1,181,567
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	543,521	543,521
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	2,363,135	2,363,135
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	590,784	590,784
Beta Finance, Inc.
2.13%, 2/17/09 (l)	945,001	945,001
2.12%, 5/11/09 (l)	1,417,543	1,417,543
Calyon/New York
2.12%, 10/14/08 (l)	3,189,920	3,189,920
2.16%, 7/2/10 (l)	1,181,071	1,181,071
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	1,488,775	1,488,775
CC USA, Inc.
2.13%, 2/12/09 (l)	826,874	826,874
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,346,987	1,346,987
Comerica Bank
2.12%, 8/7/08 (l)	685,251	685,251
2.74%, 1/12/09 (l)	1,087,228	1,087,228
2.50%, 3/16/09 (l)	1,370,556	1,370,556
2.52%, 6/19/09 (l)	1,488,914	1,488,914
2.53%, 6/19/09 (l)	850,686	850,686
Commerzbank AG/New York
2.60%, 7/14/08	1,181,567	1,181,567
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	590,784	590,784
Deutsche Bank AG/Singapore
3.50%, 7/1/08	584,285	584,285
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	11,815,674	11,815,675
2.80%, 7/1/08 (r)	8,420,660	8,420,661
Fifth Third Bancorp
2.49%, 8/22/08 (l)	141,788	141,788
Five Finance, Inc.
2.13%, 2/23/09 (l)	472,491	472,491
General Electric Capital Corp.
2.58%, 2/19/09 (l)	590,784	590,784
2.15%, 3/12/10 (l)	1,087,042	1,087,042
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	2,055,927	2,055,927
2.54%, 9/12/08 (l)	448,996	448,996
2.60%, 12/23/08 (l)	602,657	602,657
2.16%, 3/27/09 (l)	1,843,245	1,843,245
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	41,354,860	41,354,861
2.95%, 7/1/08 (r)	17,723,511	17,723,512
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	1,359,303	1,359,303
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	1,181,567	1,181,567

	Principal Amount	Value (Note 1)
Links Finance LLC
2.12%, 6/22/09 (l)	$1,535,653	$1,535,653
MassMutual Global Funding II
2.15%, 3/26/10 (l)	1,985,033	1,985,033
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	827,097	827,097
2.11%, 1/23/09 (l)	827,097	827,097
2.12%, 3/13/09 (l)	259,945	259,945
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	1,134,305	1,134,305
2.17%, 6/29/09 (l)	708,940	708,940
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,819,614	1,819,614
2.18%, 5/26/10 (l)	165,419	165,419
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	602,599	602,599
Morgan Stanley
3.22%, 2/9/09 (l)	1,396,897	1,396,897
New York Life Global Funding
2.50%, 3/30/09 (l)	827,097	827,097
Pricoa Global Funding I
2.12%, 9/22/08 (l)	2,008,665	2,008,665
2.16%, 12/15/09 (l)	472,627	472,627
2.15%, 6/25/10 (l)	1,063,198	1,063,198
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	189,051	189,051
SLM Corp.
2.87%, 12/15/08 (l)	455,010	455,010
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	5,907,837	5,907,838
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,559,104	1,559,104
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	708,940	708,940
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	472,627	472,627
2.50%, 8/14/08 (l)	472,627	472,627
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	354,470	354,470
Wells Fargo & Co.
2.62%, 8/3/09 (l)	2,126,821	2,126,821
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	141,788	141,788

Total Short-Term Investments of Cash Collateral for Securities Loaned		152,111,594

Time Deposit (0.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08	14,285,560	14,285,560

Total Short-Term Investments (6.5%) (Amortized Cost $166,397,154)		166,397,154

Total Investments (103.6%) (Cost/Amortized Cost $2,712,604,990)		2,656,262,716
Other Assets Less Liabilities (-3.6%)		(92,290,025)

Net Assets (100%)		$2,563,972,691

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $22,459,199 or 0.88% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$40,790,390	$2,615,472,326	$—	$2,656,262,716
Other Investments*	—	—	—	—

Total	$40,790,390	$2,615,472,326	$—	$2,656,262,716

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$26,527,065	$—
Total gains or losses (realized/unrealized) included in earnings	(35,546,162)	—
Purchases, sales, issuances, and settlements (net)	9,019,097	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,148,409,644
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,217,344,707

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,712,967
Aggregate gross unrealized depreciation	(254,174,795)

Net unrealized depreciation	$(67,461,828)

Federal income tax cost of investments	$2,723,724,544

At June 30, 2008, the Portfolio had loaned securities with a total value of $144,376,055. This was secured by collateral of $152,111,594 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.2%)
Asset-Backed Securities (0.5%)
Capital One Multi-Asset Execution Trust,
Series 06-A10 A10
5.150%, 6/16/14	$100,000	$101,415
Chase Issuance Trust,
Series 05-A4 A4
4.230%, 1/15/13	125,000	125,482
Citibank Credit Card Issuance Trust,
Series 07-A8 A8
5.650%, 9/20/19	100,000	98,248
Countrywide Asset-Backed Certificates,
Series 06-9 1AF6
5.989%, 10/25/46	100,000	88,077

		413,222

Non-Agency CMO (4.7%)
Banc of America Commercial Mortgage, Inc.,
Series 05-4 A2
4.764%, 7/10/45	325,000	322,468
Series 06-4 A4
5.634%, 7/10/46	50,000	48,159
Series 07-4 A4
5.936%, 2/10/51 (l)	275,000	261,856
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 05-PW10 A4
5.405%, 12/11/40 (l)	175,000	169,706
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 07-CD4 A4
5.322%, 12/11/49	100,000	92,441
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A3
6.021%, 6/15/38 (l)	100,000	98,085
CS First Boston Mortgage Securities Corp.,
Series 05-C3 A4
4.686%, 7/15/37	345,000	322,051
CW Capital Cobalt Ltd.,
Series 07-C3 A4
6.015%, 5/15/46 (l)	50,000	47,818
Greenwich Capital Commercial Funding Corp.,
Series 06-GG7 A4
6.112%, 7/10/38 (l)	165,000	162,768
GS Mortgage Securities Corp. II,
Series 06-GG8 A4
5.560%, 11/10/39	65,000	62,227
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 05-LDP2 A3
4.697%, 7/15/42	200,000	192,927
Series 05-LDP5 A4
5.345%, 12/15/44 (l)	320,000	308,223
Series 07-LD12 A4
5.882%, 2/15/51 (l)	175,000	167,088
JP Morgan Commercial Mortgage Finance Corp.,
Series 00-C10 A2
7.371%, 8/15/32 (l)	227,306	234,146
LB-UBS Commercial Mortgage Trust,
Series 05-C3 A5
4.739%, 7/15/30	200,000	187,468
Merrill Lynch Mortgage Trust,
Series 05-MCP1 A4
4.747%, 6/12/43 (l)	130,000	121,859
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-4 A3
5.172%, 12/12/49 (l)	100,000	93,057

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I,
Series 03-T11 A4
5.150%, 6/13/41	$200,000	$200,085
Series 07-IQ14 A4
5.692%, 4/15/49 (l)	85,000	80,154
Wachovia Bank Commercial Mortgage Trust,
Series 06-C27 A3
5.765%, 7/15/45 (l)	85,000	82,240
Series 07-C30 A5
5.342%, 12/15/43	175,000	161,565

		3,416,391

Total Asset-Backed and Mortgage-Backed Securities		3,829,613

Consumer Discretionary (1.3%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
8.500%, 1/18/31	30,000	34,686

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
6.300%, 3/1/38	65,000	64,389
Yum! Brands, Inc.
6.875%, 11/15/37	45,000	41,527

		105,916

Media (0.6%)
CBS Corp.
4.625%, 5/15/18	45,000	37,814
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	77,054
Comcast Corp.
5.900%, 3/15/16	60,000	58,625
COX Communications, Inc.
5.450%, 12/15/14	45,000	43,244
News America, Inc.
6.200%, 12/15/34	35,000	32,276
Time Warner Cable, Inc.
6.550%, 5/1/37	95,000	87,495
Time Warner, Inc.
7.700%, 5/1/32	35,000	35,833
Walt Disney Co.
6.375%, 3/1/12	60,000	63,835

		436,176

Multiline Retail (0.1%)
Macys Retail Holdings, Inc.
6.700%, 7/15/34	30,000	24,775
Target Corp.
6.350%, 11/1/32	25,000	24,472

		49,247

Specialty Retail (0.4%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	54,548
5.250%, 12/16/13	235,000	225,391
Lowe’s Cos., Inc.
5.400%, 10/15/16	20,000	19,688

		299,627

Total Consumer Discretionary		925,652

Consumer Staples (1.4%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	25,989
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	37,931
Diageo Capital plc
5.750%, 10/23/17	130,000	128,308

		192,228

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	$60,000	$60,906
CVS Caremark Corp.
5.750%, 6/1/17	65,000	63,931
Kroger Co.
4.950%, 1/15/15	90,000	85,709
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	39,097
6.500%, 8/15/37	60,000	61,749

		311,392

Food Products (0.6%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	30,685
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	62,477
Kellogg Co.,
Series B
7.450%, 4/1/31	25,000	28,152
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	60,537
5.250%, 10/1/13	235,000	228,660

		410,511

Household Products (0.1%)
Clorox Co.
5.950%, 10/15/17	50,000	50,065
Proctor & Gamble Co.
4.950%, 8/15/14	25,000	25,819
5.550%, 3/5/37	35,000	33,640

		109,524

Total Consumer Staples		1,023,655

Energy (1.2%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	60,000	58,050

Oil, Gas & Consumable Fuels (1.1%)
Apache Corp.
6.000%, 1/15/37	50,000	49,062
ConocoPhillips Holding Co.
6.950%, 4/15/29	40,000	43,870
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	70,866
Energy Transfer Partners LP
6.700%, 7/1/18	115,000	115,748
Enterprise Products Operating LP,
Series B
5.600%, 10/15/14	55,000	53,878
Kerr-McGee Corp.
6.950%, 7/1/24	85,000	88,167
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	62,635
6.000%, 2/1/17	35,000	34,583
Marathon Oil Corp.
6.125%, 3/15/12	100,000	102,709
Pemex Project Funding Master Trust
5.750%, 12/15/15	30,000	30,390
StatoilHydro ASA
7.750%, 6/15/23	25,000	29,876
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	26,020
TransCanada Pipelines Ltd.
5.600%, 3/31/34	25,000	21,802
Valero Energy Corp.
6.625%, 6/15/37	45,000	41,258

	Principal Amount	Value (Note 1)
XTO Energy, Inc.
6.370%, 6/15/38	$80,000	$76,456

		847,320

Total Energy		905,370

Financials (9.2%)
Capital Markets (2.0%)
Bear Stearns Cos, Inc.
7.250%, 2/1/18	140,000	146,099
Bear Stearns Cos., Inc.
5.550%, 1/22/17	40,000	36,969
Goldman Sachs Capital I
6.345%, 2/15/34	25,000	21,193
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	135,000	93,874
Goldman Sachs Group, Inc.
5.250%, 10/15/13	75,000	73,414
5.350%, 1/15/16	55,000	52,363
5.950%, 1/18/18	50,000	47,998
6.125%, 2/15/33	40,000	35,830
6.750%, 10/1/37	100,000	91,475
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	105,926
Lehman Brothers Holdings, Inc.
4.500%, 7/26/10	100,000	96,494
6.875%, 7/17/37	35,000	30,128
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	130,000	124,111
Morgan Stanley
4.250%, 5/15/10	125,000	121,287
5.250%, 11/2/12	320,000	311,397
4.750%, 4/1/14	70,000	63,786
7.250%, 4/1/32	25,000	24,120

		1,476,464

Commercial Banks (2.3%)
Abbey National plc
7.950%, 10/26/29	40,000	40,683
BAC Capital Trust XI
6.625%, 5/23/36	45,000	41,483
BB&T Corp.
5.200%, 12/23/15	35,000	32,295
Credit Suisse/New York
6.000%, 2/15/18	170,000	163,696
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	101,473
HSBC Holdings plc
5.250%, 12/12/12	40,000	39,998
6.500%, 9/15/37	100,000	91,158
Korea Development Bank
5.300%, 1/17/13	100,000	99,259
5.750%, 9/10/13	70,000	70,286
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	125,000	125,090
3.250%, 3/15/13	190,000	185,406
4.125%, 10/15/14	15,000	14,406
4.875%, 1/17/17	40,000	41,403
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	105,946
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	100,000	104,563
PNC Funding Corp.
5.625%, 2/1/17	45,000	41,963
Royal Bank of Scotland Group plc
7.648%, 8/29/49 (l)	40,000	38,915
Wachovia Corp.
5.250%, 8/1/14	55,000	51,210
5.750%, 6/15/17	110,000	101,445

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
5.125%, 9/15/16	$55,000	$52,288
Zions Bancorp
5.500%, 11/16/15	135,000	107,525

		1,650,491

Consumer Finance (1.0%)
American Express Co.
5.500%, 9/12/16	30,000	28,497
7.000%, 3/19/18	115,000	116,412
American General Finance Corp.
4.625%, 9/1/10	90,000	87,202
HSBC Finance Corp.
4.750%, 7/15/13	105,000	100,290
SLM Corp.
4.500%, 7/26/10	80,000	74,025
5.370%, 1/15/13	210,000	184,961
Toyota Motor Credit Corp.
4.250%, 3/15/10^	125,000	127,019

		718,406

Diversified Financial Services (2.8%)
Bank of America Corp.
4.375%, 12/1/10	175,000	174,404
5.625%, 10/14/16	190,000	182,050
6.000%, 9/1/17	60,000	57,811
CIT Group, Inc.
5.000%, 2/1/15	75,000	51,860
Citigroup Capital XXI
8.300%, 12/21/57 (l)	90,000	84,990
Citigroup, Inc.
6.000%, 2/21/12	135,000	136,091
5.000%, 9/15/14	65,000	60,201
6.125%, 11/21/17	185,000	177,545
5.850%, 12/11/34	35,000	29,483
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	76,698
General Electric Capital Corp.
4.625%, 9/15/09	110,000	110,884
5.450%, 1/15/13	110,000	112,293
5.625%, 9/15/17	50,000	48,896
6.750%, 3/15/32	15,000	15,104
5.875%, 1/14/38	135,000	122,346
John Deere Capital Corp.
5.400%, 4/7/10	100,000	102,370
JP Morgan Chase Capital XXII
6.450%, 2/2/37	35,000	30,000
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	103,792
6.625%, 3/15/12	55,000	56,717
5.750%, 1/2/13	100,000	100,648
5.250%, 5/1/15	170,000	164,837
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	25,000	28,719

		2,027,739

Insurance (0.5%)
Allstate Corp.
5.950%, 4/1/36	35,000	30,861
American International Group, Inc.
5.375%, 10/18/11	25,000	24,511
5.450%, 5/18/17	75,000	68,538
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	29,549
Lincoln National Corp.
6.300%, 10/9/37	100,000	93,913
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	29,367

	Principal Amount	Value (Note 1)
MetLife, Inc.
5.700%, 6/15/35	$40,000	$35,270
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	53,590
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	39,482

		405,081

Real Estate Investment Trusts (REITs) (0.5%)
HCP, Inc. (REIT)
5.950%, 9/15/11	265,000	257,307
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	50,000	42,750
ProLogis (REIT)
5.625%, 11/15/16	55,000	50,938
Simon Property Group LP (REIT)
5.750%, 12/1/15	35,000	33,968

		384,963

Real Estate Management & Development (0.1%)
ERP Operating LP
5.200%, 4/1/13	85,000	81,031

Total Financials		6,744,175

Government Securities (72.1%)
Foreign Governments (1.4%)
Federative Republic of Brazil
8.875%, 4/15/24	115,000	146,338
7.125%, 1/20/37	50,000	55,175
Province of Manitoba
4.900%, 12/6/16	150,000	153,550
Province of Ontario
5.125%, 7/17/12	75,000	77,930
5.450%, 4/27/16	30,000	31,620
Province of Quebec
5.125%, 11/14/16	20,000	20,528
7.500%, 9/15/29	70,000	89,431
Republic of Italy
5.625%, 6/15/12	50,000	53,117
4.500%, 1/21/15	95,000	95,555
6.875%, 9/27/23	25,000	30,095
5.375%, 6/15/33	25,000	25,667
Republic of Korea
4.875%, 9/22/14	45,000	44,050
Republic of South Africa
5.875%, 5/30/22	105,000	97,650
United Mexican States
5.625%, 1/15/17	74,000	74,777
6.050%, 1/11/40	50,000	48,075

		1,043,558

Supranational (0.9%)
European Investment Bank
2.625%, 5/16/11	385,000	377,312
4.875%, 2/16/16	75,000	77,635
4.875%, 1/17/17	55,000	56,929
Inter-American Development Bank
7.375%, 1/15/10	105,000	111,445
International Bank for Reconstruction & Development
4.750%, 2/15/35	40,000	38,386

		661,707

U.S. Government Agencies (45.6%)
Federal Farm Credit Bank
4.875%, 2/18/11^	105,000	108,676
4.875%, 1/17/17^	120,000	121,773
Federal Home Loan Bank
4.750%, 4/24/09^	270,000	274,097
5.250%, 6/12/09	150,000	153,256

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Bank
5.000%, 9/18/09^	$195,000	$199,806
3.750%, 1/8/10^	350,000	353,902
4.375%, 9/17/10	115,000	117,553
4.625%, 2/18/11	160,000	165,706
5.375%, 8/19/11^	35,000	36,821
5.750%, 5/15/12^	100,000	106,502
4.500%, 9/16/13^	120,000	121,651
5.375%, 5/18/16	100,000	105,212
4.750%, 12/16/16^	25,000	25,142
4.875%, 5/17/17	55,000	55,718
5.500%, 7/15/36	70,000	72,653
Federal Home Loan Mortgage Corp.
7.000%, 3/15/10^	250,000	266,220
5.125%, 4/18/11	290,000	301,973
5.750%, 1/15/12^	75,000	79,607
5.125%, 7/15/12^	75,000	78,374
4.500%, 1/15/13^	245,000	249,471
4.500%, 7/15/13^	170,000	172,625
4.500%, 1/15/14	170,000	172,054
5.250%, 4/18/16^	130,000	135,267
5.125%, 10/18/16	135,000	138,820
5.125%, 11/17/17^	200,000	205,473
4.000%, 12/1/20	187,059	176,093
5.500%, 3/1/21	123,894	124,805
5.500%, 3/1/21	136,022	137,022
4.500%, 6/1/21	169,605	164,059
5.000%, 7/1/21	287,987	285,155
4.500%, 8/1/21	276,505	268,936
6.000%, 9/1/21	68,612	70,314
5.000%, 6/1/23	398,592	394,174
5.000%, 8/1/26	132,684	129,457
5.500%, 8/1/26	104,762	104,327
6.250%, 7/15/32^	65,000	74,400
4.637%, 2/1/34 (l)	194,074	195,177
4.128%, 2/1/35 (l)	240,581	244,344
4.678%, 8/1/35 (l)	125,381	125,598
5.000%, 3/1/36	959,556	921,492
6.000%, 3/1/36	392,361	397,258
4.500%, 5/1/36	139,116	129,120
5.000%, 8/1/36	94,729	90,971
6.500%, 8/1/36	65,288	67,388
6.500%, 8/1/36	218,464	225,492
5.500%, 9/1/36	1,176,144	1,160,524
6.000%, 9/1/36	64,404	65,147
6.000%, 9/1/36	486,167	491,779
6.500%, 12/1/36	99,155	102,345
5.500%, 4/1/37	513,965	506,818
6.000%, 4/1/37	53,687	54,290
6.000%, 8/1/37	218,016	220,464
5.500%, 9/1/37	142,604	140,621
6.500%, 1/1/38	349,654	360,792
6.000%, 2/1/38	547,735	553,886
5.000%, 3/1/38	249,272	239,072
6.000%, 3/1/38	149,495	151,174
5.000%, 5/1/38	898,241	861,487
5.500%, 5/1/38	698,427	688,714
5.500%, 6/1/38	200,000	197,219
Federal National Mortgage Association
6.375%, 6/15/09	125,000	129,242
7.250%, 1/15/10^	300,000	319,067
4.750%, 3/12/10^	460,000	472,445
5.125%, 4/15/11	365,000	379,623
6.000%, 5/15/11^	185,000	196,997
4.875%, 5/18/12^	250,000	258,475
4.375%, 3/15/13^	115,000	116,225
5.125%, 1/2/14	90,000	89,803
5.000%, 4/15/15^	70,000	72,369

	Principal Amount	Value (Note 1)
5.250%, 9/15/16^	$275,000	$285,279
5.000%, 2/13/17	135,000	137,513
4.500%, 8/1/20	266,639	259,423
4.000%, 9/1/20	118,604	111,725
5.500%, 1/1/21	158,400	160,230
5.500%, 6/1/21	98,342	99,171
5.000%, 6/1/21	289,633	287,820
6.000%, 8/1/21	155,015	159,103
6.000%, 10/1/21	105,994	108,790
5.000%, 3/1/23	379,110	375,315
4.500%, 6/1/23	498,009	481,730
5.500%, 4/1/26	95,923	95,594
5.000%, 5/1/26	122,596	119,191
6.625%, 11/15/30	115,000	136,511
4.302%, 6/1/34 (l)	81,669	81,535
4.329%, 1/1/35 (l)	164,912	167,516
4.863%, 9/1/35 (l)	329,702	333,112
4.500%, 10/1/35	153,045	142,027
5.000%, 11/1/35	105,600	101,576
6.500%, 1/1/36	384,537	396,426
5.000%, 6/1/36	1,336,771	1,284,162
6.128%, 6/1/36 (l)	171,635	175,829
5.500%, 7/1/36	1,594,004	1,574,048
6.000%, 7/1/36	941,915	951,610
7.000%, 7/1/36	65,207	68,422
6.000%, 9/1/36	78,008	78,811
6.000%, 10/1/36	711,248	718,569
6.000%, 4/1/37	189,648	191,560
6.500%, 8/1/37	256,986	264,877
6.000%, 9/1/37	256,997	259,588
6.500%, 10/1/37	515,876	531,826
5.500%, 11/1/37	873,319	861,927
5.500%, 12/1/37	1,312,911	1,295,784
6.000%, 1/1/38	213,643	215,797
5.500%, 2/1/38	196,243	193,663
5.000%, 3/1/38	347,872	333,746
6.000%, 3/1/38	575,269	581,010
5.000%, 5/1/38	723,476	694,099
5.500%, 7/1/38	350,000	345,242
Government National Mortgage Association
5.000%, 8/15/21	68,876	68,961
4.500%, 8/15/33	45,427	42,473
5.500%, 4/15/35	328,756	328,027
6.000%, 5/15/36	203,104	206,545
5.000%, 6/15/36	251,752	244,425
6.500%, 8/15/36	154,517	159,855
6.500%, 2/15/37	199,788	206,630
5.500%, 5/15/37	414,515	413,207
5.500%, 7/15/37	132,931	132,512
5.000%, 2/15/38	149,314	144,923
6.000%, 2/15/38	149,306	151,791
6.000%, 2/15/38	469,310	477,120
5.500%, 6/15/38	100,000	99,685

		33,308,823

U.S. Treasuries (24.2%)
U.S. Treasury Bonds
8.125%, 8/15/19^	195,000	260,447
8.750%, 8/15/20^	175,000	246,600
8.000%, 11/15/21	220,000	298,392
7.125%, 2/15/23^	85,000	108,826
6.250%, 8/15/23^	165,000	196,311
5.500%, 8/15/28^	50,000	55,801
5.250%, 2/15/29^	405,000	439,393
6.125%, 8/15/29^	50,000	60,309
6.250%, 5/15/30^	235,000	289,252
5.375%, 2/15/31^	225,000	249,996

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Bonds
4.500%, 2/15/36^	$215,000	$213,472
4.750%, 2/15/37^	170,000	175,551
4.375%, 2/15/38	105,000	102,342
U.S. Treasury Notes
4.500%, 2/15/09^	410,000	415,573
4.875%, 5/15/09^	490,000	500,451
4.625%, 11/15/09^	410,000	422,556
4.750%, 2/15/10^	1,225,000	1,268,737
6.500%, 2/15/10^	240,000	255,375
2.000%, 2/28/10^	925,000	918,279
2.125%, 4/30/10^	1,455,000	1,444,428
5.750%, 8/15/10^	605,000	643,427
5.000%, 2/15/11^	790,000	834,253
4.500%, 2/28/11^	1,050,000	1,094,625
4.500%, 9/30/11	260,000	271,740
4.750%, 1/31/12^	150,000	158,285
4.875%, 2/15/12^	225,000	238,570
4.750%, 5/31/12	1,060,000	1,120,868
4.625%, 7/31/12^	1,150,000	1,212,262
4.375%, 8/15/12^	690,000	722,829
3.625%, 5/15/13^	315,000	319,602
4.250%, 8/15/13^	715,000	745,946
4.000%, 2/15/14^	180,000	185,639
4.500%, 11/15/15^	125,000	131,641
4.500%, 2/15/16^	195,000	205,131
5.125%, 5/15/16^	120,000	130,837
4.875%, 8/15/16^	140,000	150,095
4.625%, 2/15/17^	270,000	284,259
4.750%, 8/15/17^	285,000	301,922
4.250%, 11/15/17^	510,000	520,957
3.500%, 2/15/18^	470,000	452,412

		17,647,391

Total Government Securities		52,661,479

Health Care (1.0%)
Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	44,010
CIGNA Corp.
5.375%, 3/15/17	25,000	23,543
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	77,386
5.800%, 3/15/36	25,000	20,692
WellPoint, Inc.
5.000%, 12/15/14	40,000	37,534

		203,165

Pharmaceuticals (0.7%)
Abbott Laboratories
5.875%, 5/15/16	55,000	56,587
AstraZeneca plc
6.450%, 9/15/37	30,000	30,541
Bristol Myers Squibb Co.
5.250%, 8/15/13	120,000	122,329
Eli Lilly & Co.
5.200%, 3/15/17	35,000	34,946
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	120,000	119,542
Johnson & Johnson
5.950%, 8/15/37	20,000	20,763
Schering-Plough Corp.
6.550%, 9/15/37	25,000	24,416
Wyeth
5.500%, 2/1/14	70,000	70,566
5.950%, 4/1/37	55,000	53,088

		532,778

Total Health Care		735,943

	Principal Amount	Value (Note 1)
Industrials (1.3%)
Aerospace & Defense (0.5%)
Boeing Co.
5.125%, 2/15/13	$35,000	$35,696
Honeywell International, Inc.
5.400%, 3/15/16	110,000	111,652
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	31,415
Raytheon Co.
5.375%, 4/1/13	90,000	93,675
United Technologies Corp.
7.125%, 11/15/10	100,000	107,815

		380,253

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
6.200%, 1/15/38	40,000	40,543

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	35,000	32,460
Masco Corp.
6.500%, 8/15/32	35,000	28,562

		61,022

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	25,180
Koninklijke Philips
6.875%, 3/11/38	50,000	51,621
Tyco International Group S.A.
6.875%, 1/15/29	25,000	22,231

		99,032

Road & Rail (0.5%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	73,411
Canadian National Railway Co.
6.200%, 6/1/36	25,000	24,184
CSX Corp.
6.300%, 3/15/12	100,000	100,197
Norfolk Southern Corp.
7.050%, 5/1/37	25,000	27,008
Union Pacific Corp.
7.000%, 2/1/16	110,000	117,152

		341,952

Total Industrials		922,802

Information Technology (0.5%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	75,668
Motorola, Inc.
6.000%, 11/15/17	55,000	48,075

		123,743

Computers & Peripherals (0.0%)
International Business Machines Corp.
5.875%, 11/29/32	25,000	24,166

IT Services (0.0%)
Electronic Data Systems Corp.
6.500%, 8/1/13	40,000	41,083

Office Electronics (0.2%)
Xerox Corp.
6.350%, 5/15/18	125,000	123,388

Software (0.1%)
Oracle Corp.
6.500%, 4/15/38	65,000	65,161

Total Information Technology		377,541

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.8%)
Chemicals (0.2%)
Dow Chemical Co.
7.375%, 11/1/29	$25,000	$26,515
Lubrizol Corp.
4.625%, 10/1/09	100,000	99,531

		126,046

Metals & Mining (0.5%)
Alcan, Inc.
6.125%, 12/15/33	40,000	35,997
Alcoa, Inc.
6.000%, 1/15/12	220,000	220,243
BHP Finance USA Ltd.
4.800%, 4/15/13	40,000	39,048
Vale Overseas Ltd.
6.250%, 1/23/17	80,000	77,438
6.875%, 11/21/36	35,000	32,506

		405,232

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	39,675

Total Materials		570,953

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.8%)
AT&T Corp.
8.000%, 11/15/31	40,000	45,920
AT&T, Inc.
4.125%, 9/15/09	100,000	100,117
5.100%, 9/15/14	135,000	132,337
6.300%, 1/15/38	70,000	66,133
BellSouth Corp.
6.000%, 11/15/34	25,000	22,894
British Telecommunications plc
9.125%, 12/15/30	25,000	30,052
Embarq Corp.
7.082%, 6/1/16	25,000	23,744
France Telecom S.A.
8.500%, 3/1/31	25,000	30,261
Telecom Italia Capital S.A.
5.250%, 11/15/13	215,000	203,099
Telefonica Europe B.V.
7.750%, 9/15/10	390,000	411,041
Verizon Communications, Inc.
5.850%, 9/15/35	25,000	22,035
6.400%, 2/15/38	110,000	102,396
Verizon Global Funding Corp.
7.250%, 12/1/10	75,000	79,624
7.375%, 9/1/12	55,000	59,342

		1,328,995

Wireless Telecommunication Services (0.2%)
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	41,530
Vodafone Group plc
4.625%, 7/15/18	80,000	70,536

		112,066

Total Telecommunication Services		1,441,061

Utilities (2.0%)
Electric Utilities (1.4%)
Alabama Power Co., Series Q
5.500%, 10/15/17	35,000	35,255
Appalachian Power Co.
7.000%, 4/1/38	90,000	89,065
Consolidated Edison Co. of New York, Inc.,
Series B
7.500%, 9/1/10	50,000	53,349

	Principal Amount	Value (Note 1)
Duke Energy Indiana, Inc.
5.000%, 9/15/13	$50,000	$49,108
Exelon Corp.
4.900%, 6/15/15	35,000	32,205
FirstEnergy Corp., Series C
7.375%, 11/15/31	50,000	54,370
Florida Power & Light Co.
5.650%, 2/1/37	15,000	14,182
Florida Power Corp.
4.800%, 3/1/13	55,000	54,576
Hydro-Quebec
6.300%, 5/11/11	100,000	106,365
Midamerican Energy Holding Co.,
Series D
5.000%, 2/15/14	170,000	165,706
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	39,005
Pacific Gas & Electric Co.
6.050%, 3/1/34	85,000	81,960
PacifiCorp
5.750%, 4/1/37	30,000	27,882
Progress Energy, Inc.
6.850%, 4/15/12	120,000	126,599
Southern California Edison Co.
5.950%, 2/1/38	55,000	54,370
Virginia Electric & Power Co.,
Series B
6.000%, 1/15/36	55,000	51,275

		1,035,272

Gas Utilities (0.1%)
Oneok, Inc.
6.000%, 6/15/35	25,000	22,115
Spectra Energy Capital LLC
8.000%, 10/1/19	45,000	49,226

		71,341

Independent Power Producers & Energy Traders (0.4%)
Tennessee Valley Authority
6.790%, 5/23/12	190,000	209,366
5.880%, 4/1/36	35,000	37,700

		247,066

Multi-Utilities (0.1%)
Dominion Resources, Inc.
5.600%, 11/15/16	80,000	77,260

Total Utilities		1,430,939

Total Long-Term Debt Securities (98.0%) (Cost $72,067,558)		71,569,183

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.3%)
Allstate Life Global Fund Trusts II
2.51%, 8/27/08 (l)	45,734	45,734
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	8,315	8,315
American Express Bank FSB
2.49%, 7/18/08 (l)	8,315	8,315
American Honda Finance Corp.
2.71%, 9/11/08 (l)	6,236	6,236
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	34,086	34,086
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	27,696	27,696
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	97,288	97,288

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Ireland
2.13%, 12/29/08 (l)	$41,575	$41,575
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	72,343	72,343
Bank of Scotland plc/London
3.25%, 7/1/08	65,878	65,878
2.12%, 7/17/08 (l)	17,462	17,462
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	41,576	41,576
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	19,125	19,125
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	83,152	83,152
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	20,788	20,788
Beta Finance, Inc.
2.13%, 2/17/09 (l)	33,252	33,252
2.12%, 5/11/09 (l)	49,880	49,880
Calyon/New York
2.12%, 10/14/08 (l)	37,415	37,415
2.12%, 10/14/08 (l)	74,830	74,830
2.16%, 7/2/10 (l)	41,559	41,559
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	52,386	52,386
CC USA, Inc.
2.13%, 2/12/09 (l)	29,096	29,096
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	47,397	47,397
Comerica Bank
2.12%, 8/7/08 (l)	24,112	24,112
2.74%, 1/12/09 (l)	38,257	38,257
2.50%, 3/16/09 (l)	48,226	48,226
2.52%, 6/19/09 (l)	52,391	52,391
2.53%, 6/19/09 (l)	29,933	29,933
Commerzbank AG/New York
2.60%, 7/14/08	41,576	41,576
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	20,788	20,788
Deutsche Bank AG/Singapore
3.50%, 7/1/08	20,559	20,559
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	415,762	415,763
2.80%, 7/1/08 (r)	296,301	296,301
Fifth Third Bancorp
2.49%, 8/22/08 (l)	4,989	4,989
Five Finance, Inc.
2.13%, 2/23/09 (l)	16,626	16,626
General Electric Capital Corp.
2.58%, 2/19/09 (l)	20,788	20,788
2.15%, 3/12/10 (l)	38,250	38,250
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	72,343	72,343
2.54%, 9/12/08 (l)	15,799	15,799
2.60%, 12/23/08 (l)	21,206	21,206
2.16%, 3/27/09 (l)	64,859	64,859
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	1,455,168	1,455,169
2.95%, 7/1/08 (r)	623,643	623,644
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	47,830	47,830
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	41,576	41,576
Links Finance LLC
2.12%, 6/22/09 (l)	54,036	54,036
MassMutual Global Funding II
2.15%, 3/26/10 (l)	69,848	69,848

	Principal Amount	Value (Note 1)
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	$29,103	$29,103
2.11%, 1/23/09 (l)	29,103	29,103
2.12%, 3/13/09 (l)	9,147	9,147
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	39,913	39,913
2.17%, 6/29/09 (l)	24,946	24,946
Monumental Global Funding II
2.15%, 3/26/10 (l)	64,027	64,027
2.18%, 5/26/10 (l)	5,821	5,821
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	21,204	21,204
Morgan Stanley
3.22%, 2/9/09 (l)	49,153	49,153
New York Life Global Funding
2.50%, 3/30/09 (l)	29,103	29,103
Pricoa Global Funding I
2.12%, 9/22/08 (l)	70,680	70,680
2.16%, 12/15/09 (l)	16,630	16,630
2.15%, 6/25/10 (l)	37,411	37,411
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	6,652	6,652
SLM Corp.
2.87%, 12/15/08 (l)	16,011	16,011
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	207,881	207,881
Tango Finance Corp.
2.13%, 6/25/09 (l)	54,861	54,861
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	24,946	24,946
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	16,630	16,630
2.50%, 8/14/08 (l)	16,630	16,630
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	12,473	12,473
Wells Fargo & Co.
2.62%, 8/3/09 (l)	33,261	33,261
2.62%, 8/3/09 (l)	29,103	29,103
2.62%, 8/3/09 (l)	12,473	12,473
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	4,989	4,989

Total Short-Term Investments of Cash Collateral for Securities Loaned		5,352,404

Time Deposit (3.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08	2,200,891	2,200,891

Total Short-Term Investments (10.3%) (Amortized Cost $7,553,295)		7,553,295

Total Investments (108.3%) (Cost/Amortized Cost $79,620,853)		79,122,478
Other Assets Less Liabilities (-8.3%)		(6,060,435)

Net Assets (100%)		$73,062,043

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$79,122,478	$—	$79,122,478
Other Investments*	—	—	—	—

Total	$—	$79,122,478	$—	$79,122,478

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,518,869
Long-term U.S. Treasury securities	29,295,379

$48,814,248

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,669,904
Long-term U.S. Treasury securities	11,606,615

$14,276,519

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$500,907
Aggregate gross unrealized depreciation	(1,006,000)

Net unrealized depreciation	$(505,093)

Federal income tax cost of investments	$79,627,571

At June 30, 2008, the Portfolio had loaned securities with a total value of $19,027,835. This was secured by collateral of $5,352,404 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $14,048,355 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $998,798 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (0.4%)
Autoliv, Inc.	35,700	$1,664,334

Automobiles (0.4%)
Daimler AG	24,800	1,529,416

Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp	119,100	6,695,802

Household Durables (1.6%)
Tupperware Brands Corp	148,400	5,078,248
Whirlpool Corp	24,000	1,481,520

		6,559,768

Leisure Equipment & Products (0.5%)
Polaris Industries, Inc.^	49,300	1,990,734

Media (1.8%)
CBS Corp., Class B	97,500	1,900,275
Shaw Communications, Inc., Class B	97,500	1,985,100
Walt Disney Co	45,400	1,416,480
World Wrestling Entertainment, Inc., Class A	109,100	1,687,777

		6,989,632

Multiline Retail (0.5%)
Macy’s, Inc.	96,800	1,879,856

Specialty Retail (0.8%)
Limited Brands, Inc.	113,000	1,904,050
OfficeMax, Inc.	89,300	1,241,270

		3,145,320

Total Consumer Discretionary		30,454,862

Consumer Staples (6.5%)
Beverages (1.3%)
Coca-Cola Co.	49,500	2,573,010
Molson Coors Brewing Co., Class B	46,100	2,504,613

		5,077,623

Food Products (2.1%)
ConAgra Foods, Inc.	92,800	1,789,184
General Mills, Inc.	36,900	2,242,413
JM Smucker Co.	47,000	1,910,080
McCormick & Co., Inc. (Non-Voting)	61,500	2,193,090

		8,134,767

Household Products (2.6%)
Colgate-Palmolive Co.	32,100	2,218,110
Procter & Gamble Co.	135,400	8,233,674

		10,451,784

Tobacco (0.5%)
Lorillard, Inc.*	29,900	2,067,884

Total Consumer Staples		25,732,058

Energy (20.2%)
Oil, Gas & Consumable Fuels (20.2%)
Chevron Corp.	179,700	17,813,661
ConocoPhillips	150,500	14,205,695
Exxon Mobil Corp.	258,900	22,816,857
Marathon Oil Corp.	98,500	5,109,195
Petroleo Brasileiro S.A. (ADR)	38,600	2,734,038
Royal Dutch Shell plc (ADR)	28,200	2,304,222
Sasol Ltd. (Sponsored ADR)^	115,400	6,801,676
Spectra Energy Corp.	62,000	1,781,880
StatoilHydro ASA (ADR)	136,101	5,087,455
Tsakos Energy Navigation Ltd.	30,200	1,119,816

	Number of Shares	Value (Note 1)
Total Energy		$79,774,495

Financials (22.1%)
Capital Markets (1.5%)
Bank of New York Mellon Corp.	50,200	1,899,066
Blackstone Group LP	214,300	3,902,403

		5,801,469

Commercial Banks (5.4%)
Banco Santander Central S.A. (Sponsored ADR)^	184,000	3,346,960
Bank of Ireland (ADR)^	10,200	356,286
Barclays plc (ADR)^	64,500	1,493,175
Barclays plc (ADR)^†	13,821	—
Fifth Third Bancorp^	184,800	1,881,264
HSBC Holdings plc (ADR)	54,813	4,204,157
M&T Bank Corp.^	16,200	1,142,748
Pacific Capital Bancorp N.A.^	55,800	768,924
Webster Financial Corp.	111,500	2,073,900
Wells Fargo & Co.	151,300	3,593,375
Zions Bancorp^	72,500	2,283,025

		21,143,814

Consumer Finance (0.3%)
Capital One Financial Corp.	27,200	1,033,872

Diversified Financial Services (6.5%)
Bank of America Corp.	204,900	4,890,963
Citigroup, Inc.	267,150	4,477,434
ING Groep N.V. (ADR)	108,600	3,426,330
JPMorgan Chase & Co.	338,000	11,596,780
NYSE Euronext	23,300	1,180,378

		25,571,885

Insurance (6.2%)
American International Group, Inc.	48,800	1,291,248
Axis Capital Holdings Ltd.	46,000	1,371,260
Chubb Corp.	68,600	3,362,086
Endurance Specialty Holdings Ltd.^	148,700	4,578,473
Hartford Financial Services Group, Inc	26,700	1,724,019
Manulife Financial Corp.	56,700	1,968,057
PartnerReinsurance Ltd.	22,200	1,534,686
Sun Life Financial, Inc.	44,600	1,826,370
Travelers Cos., Inc.	161,100	6,991,740

		24,647,939

Real Estate Investment Trusts (REITs) (1.9%)
Annaly Capital Management, Inc. (REIT)^	158,000	2,450,580
First Industrial Realty Trust, Inc. (REIT)^	76,400	2,098,708
HCP, Inc. (REIT)	97,900	3,114,199

		7,663,487

Thrifts & Mortgage Finance (0.3%)
Fannie Mae	61,300	1,195,963

Total Financials		87,058,429

Health Care (6.5%)
Health Care Providers & Services (0.6%)
Owens & Minor, Inc.	52,500	2,398,725

Pharmaceuticals (5.9%)
Johnson & Johnson	168,400	10,834,856
Merck & Co., Inc	59,600	2,246,324
Pfizer, Inc.	458,900	8,016,983
Wyeth	41,200	1,975,952

		23,074,115

Total Health Care		25,472,840

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.2%)
Aerospace & Defense (2.7%)
Honeywell International, Inc.	30,100	$1,513,428
Northrop Grumman Corp.	79,500	5,318,550
Raytheon Co.	66,600	3,748,248

		10,580,226

Commercial Services & Supplies (1.5%)
R.R. Donnelley & Sons Co.	63,500	1,885,315
Steelcase, Inc., Class A^	182,400	1,829,472
Waste Management, Inc.	62,400	2,353,104

		6,067,891

Electrical Equipment (1.3%)
Emerson Electric Co.	103,900	5,137,855

Industrial Conglomerates (2.7%)
General Electric Co.	398,100	10,625,289

Machinery (0.7%)
Eaton Corp.	33,000	2,804,010

Marine (0.4%)
Diana Shipping, Inc.^	48,000	1,474,080

Road & Rail (0.9%)
Norfolk Southern Corp.	59,800	3,747,666

Total Industrials		40,437,017

Information Technology (4.8%)
Computers & Peripherals (0.8%)
International Business Machines Corp.	28,323	3,357,125

Electronic Equipment & Instruments (0.6%)
Tyco Electronics Ltd.	62,200	2,228,004

Internet Software & Services (0.4%)
United Online, Inc.^	144,000	1,444,320

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	94,400	2,027,712
Siliconware Precision Industries Co. (ADR)^	277,900	2,031,449
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	119,182	1,300,277

		5,359,438

Software (1.7%)
Microsoft Corp.	239,600	6,591,396

Total Information Technology		18,980,283

Materials (3.9%)
Chemicals (2.8%)
Dow Chemical Co.	54,200	1,892,122
E.I. du Pont de Nemours & Co.	47,400	2,032,986
Olin Corp.	97,500	2,552,550
RPM International, Inc.^	72,900	1,501,740
Sensient Technologies Corp.^	102,500	2,886,400

		10,865,798

Containers & Packaging (0.4%)
Sonoco Products Co.	57,600	1,782,720

Metals & Mining (0.7%)
Freeport-McMoRan Copper & Gold, Inc.	23,400	2,742,246

Total Materials		15,390,764

Telecommunication Services (5.9%)
Diversified Telecommunication Services (5.4%)
AT&T, Inc.	421,647	14,205,288
Brasil Telecom S.A. (ADR)^	30,900	987,255

	Number of Shares	Value (Note 1)
Royal KPN N.V. (Sponsored ADR)^	243,800	$4,156,790
Verizon Communications, Inc.	58,850	2,083,290

		21,432,623

Wireless Telecommunication Services (0.5%)
Cellcom Israel Ltd.	27,200	930,512
Partner Communications Co. Ltd. (ADR)^	47,300	1,122,429

		2,052,941

Total Telecommunication Services		23,485,564

Utilities (7.2%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	70,000	2,816,100
Duke Energy Corp.	140,400	2,440,152
Exelon Corp.	71,800	6,459,128
Hawaiian Electric Industries, Inc.^	163,600	4,045,828

		15,761,208

Gas Utilities (1.6%)
National Fuel Gas Co.	69,100	4,110,068
ONEOK, Inc.	45,440	2,218,835

		6,328,903

Multi-Utilities (0.6%)
SCANA Corp	63,200	2,338,400

Water Utilities (1.0%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)^	74,800	3,826,768

Total Utilities		28,255,279

Total Common Stocks (95.0%) (Cost $406,909,927)		375,041,591

INVESTMENT COMPANY:
Exchange Traded Fund (0.8%)
iShares Russell 1000 Value Index Fund
(Cost $3,456,321)	43,630	3,012,651

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.4%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$45,260	45,260
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	248,931	248,931
American Express Bank FSB
2.49%, 7/18/08(l)	45,260	45,260
American Honda Finance Corp.
2.71%, 9/11/08 (l)	33,945	33,945
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	185,530	185,530
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	150,751	150,751
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	529,543	529,543
Bank of Ireland
2.13%, 12/29/08 (l)	226,295	226,295
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	393,763	393,763
Bank of Scotland plc/London
2.12%, 7/17/08 (l)	95,046	95,046
3.25%, 7/1/08	358,573	358,573
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	226,301	226,301
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	104,098	104,098

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	$452,601	$452,601
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	113,150	113,150
Beta Finance, Inc.
2.12%, 5/11/09 (l)	271,496	271,496
2.13%, 2/17/09 (l)	180,992	180,992
Calyon/New York
2.12%, 10/14/08(l)	610,952	610,952
2.16%, 7/2/10 (l)	226,205	226,205
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	285,139	285,139
CC USA, Inc.
2.13%, 2/12/09 (l)	158,368	158,368
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	257,983	257,983
Comerica Bank
2.12%, 8/7/08 (l)	131,243	131,243
2.74%, 1/12/09 (l)	208,232	208,232
2.50%, 3/16/09 (l)	262,497	262,497
2.52%, 6/19/09 (l)	285,165	285,165
2.53%, 6/19/09 (l)	162,928	162,928
Commerzbank AG/New York
2.60%, 7/14/08	226,301	226,301
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	113,150	113,150
Deutsche Bank AG/Singapore
3.50%, 7/1/08	111,906	111,906
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	2,263,007	2,263,007
2.80%, 7/1/08 (r)	1,612,773	1,612,773
Fifth Third Bancorp
2.49%, 8/22/08 (l)	27,156	27,156
Five Finance, Inc.
2.13%, 2/23/09 (l)	90,494	90,494
General Electric Capital Corp.
2.58%, 2/19/09 (l)	113,150	113,150
2.15%, 3/12/10 (l)	208,197	208,197
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	393,763	393,763
2.54%, 9/12/08 (l)	85,994	85,994
2.60%, 12/23/08 (l)	115,424	115,424
2.16%, 3/27/09 (l)	353,029	353,029
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	7,920,521	7,920,521
2.95%, 7/1/08 (r)	3,394,510	3,394,510
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08 (l)	260,342	260,342
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	226,301	226,301
Links Finance LLC
2.12%, 6/22/09 (l)	294,117	294,117
MassMutual Global Funding II
2.15%, 3/26/10 (l)	380,185	380,185
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	158,410	158,410
2.11%, 1/23/09 (l)	158,410	158,410
2.12%, 3/13/09 (l)	49,786	49,786
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	217,249	217,249
2.17%, 6/29/09 (l)	135,780	135,780

	Principal Amount	Value (Note 1)
Monumental Global Funding II
2.15%, 3/26/10 (l)	$348,503	$348,503
2.18%, 5/26/10 (l)	31,682	31,682
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	115,413	115,413
Morgan Stanley
3.22%, 2/9/09 (l)	267,542	267,542
New York Life Global Funding
2.50%, 3/30/09 (l)	158,410	158,410
Pricoa Global Funding I
2.12%, 9/22/08 (l)	384,711	384,711
2.16%, 12/15/09 (l)	90,520	90,520
2.15%, 6/25/10 (l)	203,630	203,630
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	36,208	36,208
SLM Corp.
2.87%, 12/15/08 (l)	87,146	87,146
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,131,503	1,131,503
Tango Finance Corp.
2.13%, 6/25/09 (l)	298,609	298,609
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	135,780	135,780
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	90,520	90,520
2.50%, 8/14/08 (l)	90,520	90,520
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	67,890	67,890
Wells Fargo & Co.
2.62%, 8/3/09 (l)	407,340	407,340
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	27,156	27,156

Total Short-Term Investments of Cash Collateral for Securities Loaned		29,133,285

Time Deposit (4.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08	16,219,666	16,219,666

Total Short-Term Investments (11.5%) (Amortized Cost $45,352,951)		45,352,951

Total Investments (107.3%) (Cost/Amortized Cost $455,719,199)		423,407,193
Other Assets Less Liabilities (-7.3%)		(28,678,640)

Net Assets (100%)		$394,728,553

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$378,054,242	$45,352,951	$—	$423,407,193
Other Investments*	—	—	—	—

Total	$378,054,242	$45,352,951	$—	$423,407,193

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$145,066,148
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$159,158,215

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,234,367
Aggregate gross unrealized depreciation	(62,074,048)

Net unrealized depreciation	$(31,839,681)

Federal income tax cost of investments	$455,246,874

At June 30, 2008, the Portfolio had loaned securities with a total value of $28,171,636. This was secured by collateral of $29,133,285 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $24,250, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Household Durables (1.2%)
Matsushita Electric Industrial Co., Ltd.	46,100	$987,462

Specialty Retail (2.1%)
GameStop Corp., Class A*	17,200	694,880
Staples, Inc.	47,000	1,116,250

		1,811,130

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B^	28,000	1,669,080

Total Consumer Discretionary		4,467,672

Consumer Staples (0.7%)
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.^	8,900	624,246

Total Consumer Staples		624,246

Energy (12.6%)
Energy Equipment & Services (5.8%)
Cameron International Corp.*	21,000	1,162,350
Noble Corp.	43,300	2,812,768
Smith International, Inc.^	13,200	1,097,448

		5,072,566

Oil, Gas & Consumable Fuels (6.8%)
Chesapeake Energy Corp.	21,700	1,431,332
EOG Resources, Inc.	13,900	1,823,680
Range Resources Corp.	13,600	891,344
Southwestern Energy Co.*	36,000	1,713,960

		5,860,316

Total Energy		10,932,882

Financials (17.2%)
Capital Markets (4.6%)
Charles Schwab Corp.	73,900	1,517,906
State Street Corp.	23,600	1,510,164
TD Ameritrade Holding Corp.*	53,700	971,433

		3,999,503

Commercial Banks (2.2%)
U.S. Bancorp	49,400	1,377,766
Wachovia Corp.	33,000	512,490

		1,890,256

Diversified Financial Services (2.5%)
Bank of America Corp.	24,700	589,589
IntercontinentalExchange, Inc.*	8,400	957,600
NYSE Euronext, Inc.	13,100	663,646

		2,210,835

Insurance (6.9%)
Aflac, Inc.	31,000	1,946,800
Aon Corp.	22,500	1,033,650
Chubb Corp.	17,900	877,279
Hartford Financial Services Group, Inc.	13,000	839,410
Travelers Cos., Inc.	30,300	1,315,020

		6,012,159

Thrifts & Mortgage Finance (1.0%)
Hudson City Bancorp, Inc.	49,900	832,332

Total Financials		14,945,085

Health Care (23.3%)
Biotechnology (6.9%)
Amgen, Inc.*	16,700	787,572
Biogen Idec, Inc.*	27,900	1,559,331
Genzyme Corp.*	12,800	921,856
Gilead Sciences, Inc.*	52,000	2,753,400

		6,022,159

Health Care Equipment & Supplies (4.9%)
Intuitive Surgical, Inc.*	3,200	862,080

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.*	34,600	$1,414,448
Stryker Corp.	31,000	1,949,280

		4,225,808

Health Care Providers & Services (2.9%)
Express Scripts, Inc.*	40,200	2,521,344

Life Sciences Tools & Services (0.9%)
Waters Corp.*	12,100	780,450

Pharmaceuticals (7.7%)
Bristol-Myers Squibb Co.	85,500	1,755,315
Forest Laboratories, Inc.*	35,400	1,229,796
Johnson & Johnson	22,600	1,454,084
Novo-Nordisk A/S (ADR)	15,200	1,003,200
Pfizer, Inc.^	73,750	1,288,413

		6,730,808

Total Health Care		20,280,569

Industrials (5.8%)
Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	15,000	822,600

Machinery (4.9%)
AGCO Corp.*	14,600	765,186
Bucyrus International, Inc.	14,600	1,066,092
Cummins, Inc.	12,400	812,448
Danaher Corp.^	9,900	765,270
Deere & Co.	11,300	815,069

		4,224,065

Total Industrials		5,046,665

Information Technology (26.0%)
Communications Equipment (4.6%)
Cisco Systems, Inc.*	64,185	1,492,943
Juniper Networks, Inc.*	40,800	904,944
Research In Motion Ltd.*	14,000	1,636,600

		4,034,487

Computers & Peripherals (8.2%)
Apple, Inc.*	11,500	1,925,560
EMC Corp.*	91,400	1,342,666
Hewlett-Packard Co.	32,200	1,423,562
International Business Machines Corp.	20,498	2,429,628

		7,121,416

Internet Software & Services (4.3%)
eBay, Inc.*	65,900	1,801,047
Google, Inc., Class A*	3,700	1,947,754

		3,748,801

IT Services (3.2%)
Infosys Technologies Ltd. (ADR)	21,900	951,774
Mastercard, Inc., Class A	3,600	955,872
Paychex, Inc.	27,300	853,944

		2,761,590

Semiconductors & Semiconductor Equipment (3.2%)
MEMC Electronic Materials, Inc.*	18,500	1,138,490
Texas Instruments, Inc.	59,400	1,672,704

		2,811,194

Software (2.5%)
Microsoft Corp.	78,100	2,148,531

Total Information Technology		22,626,019

Materials (4.4%)
Chemicals (3.6%)
Potash Corp. of Saskatchewan, Inc.	4,600	1,051,422
Praxair, Inc.	22,200	2,092,128

		3,143,550

Containers & Packaging (0.8%)
Owens-Illinois, Inc.*	15,900	662,871

Total Materials		3,806,421

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	24,800	$835,512
BCE, Inc.	17,200	598,732
Telefonica S.A. (ADR)^	9,900	787,842

		2,222,086

Wireless Telecommunication Services (0.7%)
Vimpel-Communications OJSC (Sponsored ADR)	19,700	584,696

Total Telecommunication Services		2,806,782

Utilities (1.2%)
Gas Utilities (1.2%)
Questar Corp.	15,000	1,065,600

Total Utilities		1,065,600

Total Common Stocks (99.6%) (Cost $85,474,841)		86,601,941

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.4%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$8,603	8,603
Allstate Life Insurance Co.
2.51%, 8/27/08 (l)	47,314	47,314
American Express Bank FSB
2.49%, 7/18/08 (l)	8,603	8,603
American Honda Finance Corp.
2.71%, 9/11/08 (l)	6,452	6,452
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	35,264	35,264
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	28,653	28,653
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	100,650	100,649
Bank of Ireland
2.13%, 12/29/08 (l)	43,012	43,012
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	74,842	74,842
Bank of Scotland plc/London
3.25%, 7/1/08	68,154	68,154
2.12%, 7/17/08 (l)	18,065	18,065
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	43,013	43,013
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	19,786	19,786
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	86,025	86,025
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	21,506	21,506
Beta Finance, Inc.
2.13%, 2/17/09 (l)	34,401	34,401
2.12%, 5/11/09 (l)	51,603	51,603
Calyon/New York
2.12%, 10/14/08 (l)	116,123	116,123
2.16%, 7/2/10 (l)	42,995	42,995
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	54,196	54,196
CC USA, Inc.
2.13%, 2/12/09 (l)	30,101	30,101
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	49,035	49,035
Comerica Bank
2.12%, 8/7/08 (l)	24,945	24,945
2.74%, 1/12/09 (l)	39,579	39,579

	Principal Amount	Value (Note 1)
2.50%, 3/16/09 (l)	$49,893	$49,893
2.52%, 6/19/09 (l)	54,201	54,201
2.53%, 6/19/09 (l)	30,968	30,968
Commerzbank AG/New York
2.60%, 7/14/08	43,013	43,013
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	21,506	21,506
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	430,126	430,126
2.80%, 7/1/08 (r)	306,537	306,537
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	21,270	21,270
Fifth Third Bancorp
2.49%, 8/22/08 (l)	5,162	5,162
Five Finance, Inc.
2.13%, 2/23/09 (l)	17,200	17,200
General Electric Capital Corp.
2.58%, 2/19/09 (l)	21,506	21,506
2.15%, 3/12/10 (l)	39,572	39,572
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	74,842	74,842
2.54%, 9/12/08 (l)	16,345	16,345
2.60%, 12/23/08 (l)	21,939	21,939
2.16%, 3/27/09 (l)	67,100	67,100
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	1,505,445	1,505,445
2.95%, 7/1/08 (r)	645,190	645,190
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	49,483	49,483
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	43,013	43,013
Links Finance LLC
2.12%, 6/22/09 (l)	55,903	55,903
MassMutual Global Funding II
2.15%, 3/26/10 (l)	72,261	72,261
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	30,109	30,109
2.11%, 1/23/09 (l)	30,109	30,109
2.12%, 3/13/09 (l)	9,463	9,463
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	41,292	41,292
2.17%, 6/29/09 (l)	25,808	25,808
Monumental Global Funding II
2.15%, 3/26/10 (l)	66,240	66,240
2.18%, 5/26/10 (l)	6,022	6,022
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	21,937	21,937
Morgan Stanley
3.22%, 2/9/09 (l)	50,851	50,851
New York Life Global Funding
2.50%, 3/30/09 (l)	30,109	30,109
Pricoa Global Funding I
2.12%, 9/22/08 (l)	73,122	73,122
2.16%, 12/15/09 (l)	17,205	17,205
2.15%, 6/25/10 (l)	38,704	38,704
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	6,882	6,882
SLM Corp.
2.87%, 12/15/08 (l)	16,564	16,564
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	215,063	215,063
Tango Finance Corp.
2.13%, 6/25/09 (l)	56,756	56,756
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	25,808	25,808

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	$17,205	$17,205
2.50%, 8/14/08 (l)	17,205	17,205
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	12,904	12,904
Wells Fargo & Co.
2.62%, 8/3/09 (l)	77,423	77,423
Western Corporate Federal Credit Union
2.13%, 9/25/08	5,162	5,162

Total Short-Term Investments of Cash Collateral for Securities Loaned		5,537,337

Time Deposit (0.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	700,980	700,980

Total Short-Term Investments (7.2%) (Amortized Cost $6,238,317)		6,238,317

Total Investments (106.8%) (Cost/Amortized Cost $91,713,158)		92,840,258
Other Assets Less Liabilities (-6.8%)		(5,927,630)

Net Assets (100%)		$86,912,628

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$86,601,941	$6,238,317	$—	$92,840,258
Other Investments*	—	—	—	—

Total	$86,601,941	$6,238,317	$—	$92,840,258

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,691,505
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$35,488,689

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,279,748
Aggregate gross unrealized depreciation	(9,196,235)

Net unrealized appreciation	$1,083,513

Federal income tax cost of investments	$91,756,745

At June 30, 2008, the Portfolio had loaned securities with a total value of $5,451,347. This was secured by collateral of $5,537,337 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Hotels, Restaurants & Leisure (2.1%)
Las Vegas Sands Corp.*^	159,800	$7,580,912
Wynn Resorts Ltd.^	13,800	1,122,630

		8,703,542

Household Durables (0.4%)
Jarden Corp.*^	99,000	1,805,760

Media (3.4%)
Gannett Co., Inc.	71,100	1,540,737
Omnicom Group, Inc.	21,700	973,896
Time Warner Cable, Inc., Class A*	172,900	4,578,392
Time Warner, Inc.	372,500	5,513,000
Walt Disney Co.	61,200	1,909,440

		14,515,465

Multiline Retail (3.1%)
Target Corp.	280,900	13,059,041

Specialty Retail (3.0%)
Best Buy Co., Inc.	93,700	3,710,520
Home Depot, Inc.	35,300	826,726
Lowe’s Cos., Inc.	214,100	4,442,575
Urban Outfitters, Inc.*	127,400	3,973,606

		12,953,427

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.*	33,000	953,040

Total Consumer Discretionary		51,990,275

Consumer Staples (6.9%)
Beverages (3.0%)
Coca-Cola Co.	21,500	1,117,570
PepsiCo, Inc.	182,800	11,624,252

		12,741,822

Food & Staples Retailing (0.4%)
Walgreen Co.	47,500	1,544,225

Household Products (1.7%)
Energizer Holdings, Inc.*	101,000	7,382,090

Personal Products (1.8%)
Avon Products, Inc.	71,700	2,582,634
Bare Escentuals, Inc.*^	147,600	2,764,548
Estee Lauder Cos., Inc., Class A	51,800	2,406,110

		7,753,292

Total Consumer Staples		29,421,429

Energy (6.0%)
Energy Equipment & Services (5.0%)
Baker Hughes, Inc.	50,100	4,375,734
Schlumberger Ltd.	80,400	8,637,372
Weatherford International Ltd.*	163,000	8,083,170

		21,096,276

Oil, Gas & Consumable Fuels (1.0%)
EOG Resources, Inc.	17,400	2,282,880
Marathon Oil Corp.	40,100	2,079,987

		4,362,867

Total Energy		25,459,143

Financials (7.3%)
Capital Markets (1.9%)
Goldman Sachs Group, Inc.	42,700	7,468,230
Lehman Brothers Holdings, Inc.	41,100	814,191

		8,282,421

Commercial Banks (1.0%)
Wachovia Corp.	117,600	1,826,328
Wells Fargo & Co.	95,000	2,256,250

		4,082,578

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
SLM Corp.*	142,800	$2,763,180

Diversified Financial Services (1.0%)
JPMorgan Chase & Co.	120,000	4,117,200

Insurance (2.2%)
Aflac, Inc.	65,600	4,119,680
American International Group, Inc.	171,400	4,535,244
Progressive Corp.	42,300	791,856

		9,446,780

Thrifts & Mortgage Finance (0.6%)
Fannie Mae	49,800	971,598
Hudson City Bancorp, Inc.	92,600	1,544,568

		2,516,166

Total Financials		31,208,325

Health Care (18.4%)
Biotechnology (6.7%)
Amylin Pharmaceuticals, Inc.*^	33,500	850,565
Celgene Corp.*	19,700	1,258,239
Genentech, Inc.*	220,800	16,758,720
Gilead Sciences, Inc.*	34,600	1,832,070
ImClone Systems, Inc.*	190,200	7,695,492

		28,395,086

Health Care Equipment & Supplies (4.3%)
Baxter International, Inc.	140,700	8,996,358
Medtronic, Inc.	178,800	9,252,900

		18,249,258

Health Care Providers & Services (1.5%)
Aetna, Inc.	39,800	1,613,094
DaVita, Inc.*	35,900	1,907,367
Health Net, Inc.*	49,100	1,181,346
UnitedHealth Group, Inc.	70,300	1,845,375

		6,547,182

Health Care Technology (1.8%)
Cerner Corp.*^	170,000	7,680,600

Pharmaceuticals (4.1%)
Allergan, Inc.	125,800	6,547,890
AstraZeneca plc (Sponsored ADR)	29,700	1,263,141
Forest Laboratories, Inc.*	82,800	2,876,472
Sepracor, Inc.*	179,600	3,577,632
Teva Pharmaceutical Industries Ltd. (ADR)	68,384	3,131,987

		17,397,122

Total Health Care		78,269,248

Industrials (10.5%)
Aerospace & Defense (0.8%)
Boeing Co.	23,700	1,557,564
United Technologies Corp.	26,400	1,628,880

		3,186,444

Air Freight & Logistics (2.0%)
FedEx Corp.	32,800	2,584,312
United Parcel Service, Inc., Class B	92,800	5,704,416

		8,288,728

Airlines (0.8%)
Southwest Airlines Co.^	269,100	3,509,064

Commercial Services & Supplies (0.3%)
Monster Worldwide, Inc.*	71,300	1,469,493

Construction & Engineering (1.4%)
Fluor Corp.	32,000	5,954,560

Electrical Equipment (0.2%)
SunPower Corp., Class A*^	12,000	863,760

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.4%)
General Electric Co.	230,200	$6,144,038

Machinery (3.6%)
Danaher Corp.	81,500	6,299,950
Illinois Tool Works, Inc.	187,400	8,903,374

		15,203,324

Total Industrials		44,619,411

Information Technology (31.7%)
Communications Equipment (7.5%)
Brocade Communications Systems, Inc.*	847,600	6,984,224
Ciena Corp.*	101,200	2,344,804
Cisco Systems, Inc.*	356,700	8,296,842
Corning, Inc.	83,600	1,926,980
Polycom, Inc.*	109,300	2,662,548
QUALCOMM, Inc.	223,400	9,912,258

		32,127,656

Computers & Peripherals (2.1%)
Apple, Inc.*	44,700	7,484,568
Dell, Inc.*	26,800	586,384
SanDisk Corp.*	52,800	987,360

		9,058,312

Electronic Equipment & Instruments (2.6%)
Agilent Technologies, Inc.*	122,823	4,365,130
Flextronics International Ltd.*	164,300	1,544,420
Jabil Circuit, Inc.	320,600	5,261,046

		11,170,596

Internet Software & Services (9.1%)
eBay, Inc.*	124,500	3,402,585
Google, Inc., Class A*	48,400	25,478,728
Yahoo!, Inc.*	467,500	9,658,550

		38,539,863

IT Services (4.2%)
Affiliated Computer Services, Inc., Class A*	57,100	3,054,279
Cognizant Technology Solutions Corp., Class A*	85,900	2,792,609
Paychex, Inc.	209,800	6,562,544
VeriFone Holdings, Inc.*^	452,300	5,404,985

		17,814,417

Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	209,500	4,336,650
KLA-Tencor Corp.	91,000	3,704,610
Xilinx, Inc.	61,700	1,557,925

		9,599,185

Software (3.9%)
Adobe Systems, Inc.*	114,300	4,502,277
Microsoft Corp.	333,600	9,177,336
Oracle Corp.*	76,400	1,604,400
SAP AG (Sponsored ADR)^	27,000	1,406,970

		16,690,983

Total Information Technology		135,001,012

Materials (2.4%)
Chemicals (0.6%)
Celanese Corp., Class A	24,600	1,123,236
Monsanto Co.	10,600	1,340,264

		2,463,500

Metals & Mining (1.8%)
Allegheny Technologies, Inc.	48,400	2,869,152
Cleveland-Cliffs, Inc.	42,600	5,077,494

		7,946,646

Total Materials		10,410,146

	Number of Shares	Value (Note 1)
Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.5%)
Level 3 Communications, Inc.*^	1,090,700	$3,217,565
tw telecom, Inc.*	185,200	2,968,756

		6,186,321

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	50,600	2,137,850

Total Telecommunication Services		8,324,171

Utilities (0.4%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.	32,300	1,618,553

Total Utilities		1,618,553

Total Common Stocks (97.8%) (Cost $439,062,769)		416,321,713

CONVERTIBLE PREFERRED STOCKS:
Financials (0.4%)
Consumer Finance (0.3%)
SLM Corp.*
7.25%	1,390	1,363,764

Thrifts & Mortgage Finance (0.1%)
Washington Mutual, Inc.*
7.75%	570	334,590

Total Convertible Preferred Stocks (0.4%) (Cost $1,956,058)		1,698,354

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.7%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$44,638	44,638
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	245,511	245,511
American Express Bank FSB
2.49%, 7/18/08 (l)	44,638	44,638
American Honda Finance Corp.
2.71%, 9/11/08 (l)	33,479	33,479
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	182,981	182,981
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	148,680	148,680
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	522,268	522,268
Bank of Ireland
2.13%, 12/29/08 (l)	223,186	223,186
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	388,353	388,353
Bank of Scotland plc/London
3.25%, 7/1/08	353,647	353,647
2.12%, 7/17/08 (l)	93,740	93,740
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	223,192	223,192
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	102,668	102,668
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	446,383	446,383
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	111,596	111,596
Beta Finance, Inc.
2.13%, 2/17/09 (l)	178,505	178,505
2.12%, 5/11/09 (l)	267,766	267,766

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Calyon/New York
2.12%, 10/14/08 (l)	$602,558	$602,558
2.16%, 7/2/10 (l)	223,098	223,098
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	281,221	281,221
CC USA, Inc.
2.13%, 2/12/09 (l)	156,192	156,192
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	254,438	254,438
Comerica Bank
2.12%, 8/7/08 (l)	129,440	129,440
2.74%, 1/12/09 (l)	205,371	205,371
2.50%, 3/16/09 (l)	258,891	258,891
2.52%, 6/19/09 (l)	281,248	281,248
2.53%, 6/19/09 (l)	160,690	160,690
Commerzbank AG/New York
2.60%, 7/14/08	223,192	223,192
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	111,596	111,596
Deutsche Bank AG/Singapore
3.50%, 7/1/08	110,368	110,368
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	2,231,917	2,231,917
2.80%, 7/1/08 (r)	1,590,618	1,590,618
Fifth Third Bancorp
2.49%, 8/22/08 (l)	26,783	26,783
Five Finance, Inc.
2.13%, 2/23/09 (l)	89,251	89,251
General Electric Capital Corp.
2.58%, 2/19/09 (l)	111,596	111,596
2.15%, 3/12/10 (l)	205,336	205,336
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	388,353	388,353
2.54%, 9/12/08 (l)	84,813	84,813
2.60%, 12/23/08 (l)	113,839	113,839
2.16%, 3/27/09 (l)	348,179	348,179
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	7,811,707	7,811,708
2.95%, 7/1/08 (r)	3,347,875	3,347,875
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	256,765	256,765
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	223,192	223,192
Links Finance LLC
2.12%, 6/22/09 (l)	290,076	290,076
MassMutual Global Funding II
2.15%, 3/26/10 (l)	374,962	374,962
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	156,234	156,234
2.11%, 1/23/09 (l)	156,234	156,234
2.12%, 3/13/09 (l)	49,102	49,102
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	214,264	214,264
2.17%, 6/29/09 (l)	133,915	133,915
Monumental Global Funding II
2.15%, 3/26/10 (l)	343,715	343,715
2.18%, 5/26/10 (l)	31,247	31,247

	Principal Amount	Value (Note 1)
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	$113,828	$113,828
Morgan Stanley
3.22%, 2/9/09 (l)	263,866	263,866
New York Life Global Funding
2.50%, 3/30/09 (l)	156,234	156,234
Pricoa Global Funding I
2.12%, 9/22/08 (l)	379,426	379,426
2.16%, 12/15/09 (l)	89,277	89,277
2.15%, 6/25/10 (l)	200,832	200,832
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	35,711	35,711
SLM Corp.
2.87%, 12/15/08 (l)	85,949	85,949
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,115,958	1,115,958
Tango Finance Corp.
2.13%, 6/25/09 (l)	294,506	294,506
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	133,915	133,915
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	89,277	89,277
2.50%, 8/14/08 (l)	89,277	89,277
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	66,957	66,957
Wells Fargo & Co.
2.62%, 8/3/09 (l)	401,744	401,744
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	26,783	26,783

Total Short-Term Investments of Cash Collateral for Securities Loaned		28,733,048

Time Deposit (2.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08	8,795,987	8,795,987

Total Short-Term Investments (8.8%) (Amortized Cost $37,529,035)		37,529,035

Total Investments (107.0%) (Cost/Amortized Cost $478,547,862)		455,549,102
Other Assets Less Liabilities (-7.0%)		(29,811,867)

Net Assets (100%)		$425,737,235

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$416,656,303	$38,892,799	$—	$455,549,102
Other Investments*	—	—	—	—

Total	$416,656,303	$38,892,799	$—	$455,549,102

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$83,759,274
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$90,152,388

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,008,073
Aggregate gross unrealized depreciation	(68,931,639)

Net unrealized depreciation	$(23,923,566)

Federal income tax cost of investments	$479,472,668

At June 30, 2008, the Portfolio had loaned securities with a total value of $27,680,863. This was secured by collateral of $28,733,048 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $68,927,112 of which $15,778,664 expires in 2009, $36,146,108 expires in the year 2010, and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.8%)
Johnson Controls, Inc.	265,500	$7,614,540
WABCO Holdings, Inc.	106,533	4,949,523

		12,564,063

Hotels, Restaurants & Leisure (0.6%)
Las Vegas Sands Corp.*^	136,700	6,485,048
Wynn Resorts Ltd.^	46,300	3,766,505

		10,251,553

Household Durables (0.7%)
Jarden Corp.*^	462,200	8,430,528
Leggett & Platt, Inc.	194,300	3,258,411

		11,688,939

Media (2.1%)
Comcast Corp., Class A	269,300	5,108,621
Gannett Co., Inc.^	168,000	3,640,560
Omnicom Group, Inc.	168,800	7,575,744
Time Warner Cable, Inc., Class A*	167,600	4,438,048
Time Warner, Inc.	376,050	5,565,540
Viacom, Inc., Class B*	140,500	4,290,870
Walt Disney Co.	133,600	4,168,320

		34,787,703

Multiline Retail (1.6%)
Nordstrom, Inc.^	221,500	6,711,450
Target Corp.	420,100	19,530,449

		26,241,899

Specialty Retail (1.3%)
Best Buy Co., Inc.	137,400	5,441,040
Urban Outfitters, Inc.*	532,200	16,599,318

		22,040,358

Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.*	202,900	5,859,752
Hanesbrands, Inc.*	412,287	11,189,469
Phillips-Van Heusen Corp.	165,900	6,075,258

		23,124,479

Total Consumer Discretionary		140,698,994

Consumer Staples (9.5%)
Beverages (3.4%)
Coca-Cola Co.	403,400	20,968,732
PepsiCo, Inc.	543,100	34,535,729

		55,504,461

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	178,300	12,505,962

Food Products (2.6%)
Campbell Soup Co.	86,600	2,897,636
Kraft Foods, Inc., Class A	689,314	19,610,983
Sara Lee Corp.	1,702,200	20,851,950

		43,360,569

Household Products (0.6%)
Energizer Holdings, Inc.*	127,400	9,311,666

Personal Products (0.8%)
Bare Escentuals, Inc.*^	376,500	7,051,845
Estee Lauder Cos., Inc., Class A	123,000	5,713,350

		12,765,195

Tobacco (1.4%)
Altria Group, Inc.	362,172	7,446,257
Philip Morris International, Inc.	320,072	15,808,356

		23,254,613

Total Consumer Staples		156,702,466

Energy (13.2%)
Energy Equipment & Services (3.7%)
Baker Hughes, Inc.	131,000	11,441,540
BJ Services Co.	476,500	15,219,410

	Number of Shares	Value (Note 1)
Schlumberger Ltd.	169,248	$18,182,312
Transocean, Inc.*	42,290	6,444,573
Weatherford International Ltd.*	207,696	10,299,645

		61,587,480

Oil, Gas & Consumable Fuels (9.5%)
Arch Coal, Inc.	56,000	4,201,680
Chevron Corp.	315,912	31,316,357
ConocoPhillips	403,400	38,076,926
EOG Resources, Inc.	124,200	16,295,040
Exxon Mobil Corp.	206,348	18,185,449
Kinder Morgan Management LLC*	147,252	7,929,520
Marathon Oil Corp.	709,200	36,786,204
Williams Cos., Inc.	82,000	3,305,420

		156,096,596

Total Energy		217,684,076

Financials (12.2%)
Capital Markets (4.2%)
American Capital Strategies Ltd.^	201,800	4,796,786
Goldman Sachs Group, Inc.	282,100	49,339,290
Lehman Brothers Holdings, Inc.^	783,600	15,523,116

		69,659,192

Commercial Banks (2.0%)
SunTrust Banks, Inc.^	202,800	7,345,416
Wachovia Corp.	622,349	9,665,080
Wells Fargo & Co.	672,300	15,967,125

		32,977,621

Consumer Finance (0.6%)
SLM Corp.*	554,869	10,736,715

Diversified Financial Services (1.7%)
JPMorgan Chase & Co.	811,636	27,847,231

Insurance (2.1%)
Aflac, Inc.	213,600	13,414,080
American International Group, Inc.	236,100	6,247,206
Mercury General Corp.^	123,100	5,751,232
Progressive Corp.	311,900	5,838,768
XL Capital Ltd., Class A	210,800	4,334,048

		35,585,334

Real Estate Investment Trusts (REITs) (0.3%)
Douglas Emmett, Inc. (REIT)^	183,200	4,024,904
Host Hotels & Resorts, Inc. (REIT)^	25,274	344,990

		4,369,894

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	460,600	9,248,848
Hudson City Bancorp, Inc.	692,600	11,552,568

		20,801,416

Total Financials		201,977,403

Health Care (15.8%)
Biotechnology (2.8%)
Celgene Corp.*	124,900	7,977,363
Genentech, Inc.*	281,500	21,365,850
Gilead Sciences, Inc.*	130,000	6,883,500
ImClone Systems, Inc.*	261,800	10,592,428

		46,819,141

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	303,700	19,418,578
Medtronic, Inc.	276,300	14,298,525

		33,717,103

Health Care Providers & Services (1.7%)
Aetna, Inc.	304,100	12,325,173
DaVita, Inc.*	239,475	12,723,307

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Health Net, Inc.*	105,900	$2,547,954

		27,596,434

Health Care Technology (0.4%)
Cerner Corp.*^	152,600	6,894,468

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.*	89,000	4,959,970

Pharmaceuticals (8.5%)
Allergan, Inc.	778,112	40,500,730
AstraZeneca plc (Sponsored ADR)	931,200	39,603,936
Forest Laboratories, Inc.*	1,284,346	44,618,180
Sepracor, Inc.*	231,600	4,613,472
Teva Pharmaceutical Industries Ltd. (ADR)	250,825	11,487,785

		140,824,103

Total Health Care		260,811,219

Industrials (11.3%)
Aerospace & Defense (1.0%)
Boeing Co.	73,700	4,843,564
United Technologies Corp.	179,462	11,072,805

		15,916,369

Air Freight & Logistics (2.6%)
FedEx Corp.	158,300	12,472,457
United Parcel Service, Inc., Class B	508,800	31,275,936

		43,748,393

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*	190,300	3,922,083

Construction & Engineering (1.3%)
Fluor Corp.	113,900	21,194,512

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	130,400	5,150,800

Industrial Conglomerates (3.2%)
General Electric Co.	1,536,228	41,001,925
Tyco International Ltd.	284,137	11,376,846

		52,378,771

Machinery (2.7%)
Caterpillar, Inc.	131,100	9,677,802
Danaher Corp.	170,700	13,195,110
Illinois Tool Works, Inc.	373,600	17,749,736
Parker Hannifin Corp.	62,950	4,489,594

		45,112,242

Total Industrials		187,423,170

Information Technology (16.3%)
Communications Equipment (2.8%)
Brocade Communications Systems, Inc.*	668,700	5,510,088
Cisco Systems, Inc.*	993,287	23,103,856
Polycom, Inc.*^	221,800	5,403,048
QUALCOMM, Inc.	270,600	12,006,522

		46,023,514

Computers & Peripherals (2.7%)
Apple, Inc.*	91,500	15,320,760
Dell, Inc.*	326,850	7,151,478
NetApp, Inc.*^	441,500	9,562,890
SanDisk Corp.*	278,600	5,209,820
Seagate Technology	413,200	7,904,516

		45,149,464

Electronic Equipment & Instruments (3.7%)
Agilent Technologies, Inc.*	278,500	9,897,890
Flextronics International Ltd.*	2,253,700	21,184,780
Jabil Circuit, Inc.	1,854,700	30,435,627

		61,518,297

	Number of Shares	Value (Note 1)
Internet Software & Services (2.4%)
Google, Inc., Class A*	67,380	$35,470,180
Yahoo!, Inc.*	173,400	3,582,444

		39,052,624

IT Services (2.0%)
Affiliated Computer Services, Inc., Class A*	172,800	9,243,072
Cognizant Technology Solutions Corp., Class A*	398,400	12,951,984
Paychex, Inc.	110,000	3,440,800
VeriFone Holdings, Inc.*^	534,100	6,382,495

		32,018,351

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	619,900	13,315,452

Software (1.9%)
Microsoft Corp.	538,752	14,821,067
Oracle Corp.*	801,600	16,833,600

		31,654,667

Total Information Technology		268,732,369

Materials (5.4%)
Chemicals (1.9%)
Celanese Corp., Class A	180,400	8,237,064
Monsanto Co.	26,500	3,350,660
Potash Corp. of Saskatchewan, Inc.	87,200	19,931,304

		31,519,028

Construction Materials (0.6%)
Vulcan Materials Co.^	147,000	8,787,660

Metals & Mining (2.9%)
Allegheny Technologies, Inc.	148,600	8,809,008
Barrick Gold Corp.	241,300	10,979,150
Cleveland-Cliffs, Inc.	168,200	20,047,758
Nucor Corp.	113,200	8,452,644

		48,288,560

Total Materials		88,595,248

Telecommunication Services (4.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,034,400	34,848,936
tw telecom, Inc.*^	427,800	6,857,634

		41,706,570

Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*	780,600	32,980,350

Total Telecommunication Services		74,686,920

Utilities (2.4%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.	77,900	3,903,569
Edison International	153,800	7,902,244
Pinnacle West Capital Corp.	126,600	3,895,482

		15,701,295

Independent Power Producers & Energy Traders (0.7%)
AES Corp.*^	635,400	12,206,034

Multi-Utilities (0.3%)
CMS Energy Corp.^	378,100	5,633,690

Water Utilities (0.4%)
American Water Works Co., Inc.*	295,000	6,543,100

Total Utilities		40,084,119

Total Common Stocks (99.1%) (Cost $1,657,782,812)		1,637,395,984

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.5%)
Thrifts & Mortgage Finance (0.5%)
Fannie Mae,
8.75%	79,900	$3,060,170
Washington Mutual, Inc.,
7.75%	9,100	5,341,700

Total Convertible Preferred Stock (0.5%) (Cost $12,887,781)		8,401,870

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.1%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$155,947	155,947
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	857,708	857,708
American Express Bank FSB
2.49%, 7/18/08 (l)	155,947	155,947
American Honda Finance Corp.
2.71%, 9/11/08 (l)	116,960	116,960
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	639,257	639,257
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	519,424	519,424
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	1,824,578	1,824,578
Bank of Ireland
2.13%, 12/29/08 (l)	779,716	779,716
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	1,356,738	1,356,738
Bank of Scotland plc/London
3.25%, 7/1/08	1,235,489	1,235,489
2.12%, 7/17/08 (l)	327,488	327,488
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	779,734	779,734
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	358,678	358,678
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	1,559,469	1,559,469
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	389,867	389,867
Beta Finance, Inc.
2.13%, 2/17/09 (l)	623,620	623,620
2.12%, 5/11/09 (l)	935,458	935,458
Calyon/New York
2.12%, 10/14/08 (l)	2,105,077	2,105,077
2.16%, 7/2/10 (l)	779,407	779,407
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	982,465	982,465
CC USA, Inc.
2.13%, 2/12/09 (l)	545,667	545,667
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	888,897	888,897
Comerica Bank
2.12%, 8/7/08 (l)	452,207	452,207
2.74%, 1/12/09 (l)	717,479	717,479
2.50%, 3/16/09 (l)	904,451	904,451
2.52%, 6/19/09 (l)	982,557	982,557
2.53%, 6/19/09 (l)	561,381	561,381
Commerzbank AG/New York
2.60%, 7/14/08	779,734	779,734
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	389,867	389,867
Deutsche Bank AG/Singapore
3.50%, 7/1/08	385,579	385,579
Deutsche Bank Securities, Inc.,
Repurchase Agreements

	Principal Amount	Value (Note 1)
2.50%, 7/1/08 (r)	$7,797,342	$7,797,342
2.80%, 7/1/08 (r)	5,556,921	5,556,921
Fifth Third Bancorp
2.49%, 8/22/08 (l)	93,568	93,568
Five Finance, Inc.
2.13%, 2/23/09 (l)	311,804	311,804
General Electric Capital Corp.
2.58%, 2/19/09 (l)	389,867	389,867
2.15%, 3/12/10 (l)	717,356	717,356
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,356,738	1,356,738
2.54%, 9/12/08 (l)	296,299	296,299
2.60%, 12/23/08 (l)	397,702	397,702
2.16%, 3/27/09 (l)	1,216,385	1,216,385
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	27,290,698	27,290,698
2.95%, 7/1/08 (r)	11,696,013	11,696,013
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	897,025	897,025
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	779,734	779,734
Links Finance LLC
2.12%, 6/22/09 (l)	1,013,401	1,013,401
MassMutual Global Funding II
2.15%, 3/26/10 (l)	1,309,954	1,309,954
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	545,814	545,814
2.11%, 1/23/09 (l)	545,814	545,814
2.12%, 3/13/09 (l)	171,542	171,542
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	748,545	748,545
2.17%, 6/29/09 (l)	467,841	467,841
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,200,791	1,200,791
2.18%, 5/26/10 (l)	109,163	109,163
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	397,664	397,664
Morgan Stanley
3.22%, 2/9/09 (l)	921,833	921,833
New York Life Global Funding
2.50%, 3/30/09 (l)	545,814	545,814
Pricoa Global Funding I
2.12%, 9/22/08 (l)	1,325,548	1,325,548
2.16%, 12/15/09 (l)	311,894	311,894
2.15%, 6/25/10 (l)	701,620	701,620
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	124,757	124,757
SLM Corp.
2.87%, 12/15/08 (l)	300,268	300,268
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	3,898,671	3,898,671
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,028,877	1,028,877
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	467,841	467,841
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	311,894	311,894
2.50%, 8/14/08 (l)	311,894	311,894
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	233,920	233,920
Wells Fargo & Co.
2.62%, 8/3/09 (l)	1,403,521	1,403,521
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	93,568	93,568

Total Short-Term Investments of Cash Collateral for Securities Loaned		100,380,747

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (1.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08	$22,019,561	$22,019,561

Total Short-Term Investments (7.4%) (Amortized Cost $122,400,308)		122,400,308

Total Investments (107.0%) (Cost/Amortized Cost $1,793,070,901)		1,768,198,162
Other Assets Less Liabilities (-7.0%)		(116,159,787)

Net Assets (100%)		$1,652,038,375

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,645,797,854	$122,400,308	$—	$1,768,198,162
Other Investments*	—	—	—	—

Total	$1,645,797,854	$122,400,308	$—	$1,768,198,162

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$371,970,019
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$493,576,973

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,124,743
Aggregate gross unrealized depreciation	(231,629,621)

Net unrealized depreciation	$(27,504,878)

Federal income tax cost of investments	$1,795,703,040

At June 30, 2008, the Portfolio had loaned securities with a total value of $95,396,020. This was secured by collateral of $100,380,747 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (19.2%)
Auto Components (0.6%)
Allison Transmission, Inc.,
Bank Loan
5.480%, 8/7/14	$752,190	$669,606
5.450%, 8/7/14	416,935	371,159
ArvinMeritor, Inc.
8.125%, 9/15/15^	615,000	482,775

		1,523,540

Distributors (0.3%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	655,500

Diversified Consumer Services (0.7%)
Carriage Services, Inc.
7.875%, 1/15/15	915,000	878,400
Service Corp. International
7.375%, 10/1/14	250,000	250,000
6.750%, 4/1/16	445,000	421,638

		1,550,038

Hotels, Restaurants & Leisure (3.8%)
Boyd Gaming Corp.
7.750%, 12/15/12^	1,145,000	987,562
Caesars Entertainment, Inc.
8.125%, 5/15/11^	375,000	300,000
Harrah’s Operating Co., Inc.
10.750%, 2/1/16 §	2,720,000	2,257,600
Landry’s Restaurants, Inc.
9.500%, 12/15/14^	785,000	769,300
MGM MIRAGE
6.750%, 9/1/12	400,000	359,000
Royal Caribbean Cruises Ltd.
7.000%, 6/15/13	755,000	668,175
6.875%, 12/1/13	645,000	561,150
San Pasqual Casino
8.000%, 9/15/13 §	68,000	61,880
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	267,188
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,035,000	1,009,125
Venetian Macau,
Bank Loan
4.950%, 4/6/13	1,850,000	1,794,211

		9,035,191

Household Durables (0.3%)
American Greetings Corp.
7.375%, 6/1/16	150,000	146,250
Jarden Corp.
7.500%, 5/1/17^	660,000	574,200

		720,450

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	1,304,000	1,307,260

Leisure Equipment & Products (0.4%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	1,145,000	1,047,675

Media (10.5%)
Allbritton Communications Co.
7.750%, 12/15/12^	1,920,000	1,867,200
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13	4,665,000	4,291,800

	Principal Amount	Value (Note 1)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §	$1,505,000	$1,425,988
Citadel Communications Corp.
4.305%, 6/12/14	360,652	311,964
CSC Holdings, Inc., Series B
8.125%, 7/15/09	210,000	211,575
Dex Media West LLC/ Dex Media Finance Co., Series B
8.500%, 8/15/10	470,000	464,125
Echostar DBS Corp.
6.375%, 10/1/11	250,000	241,250
7.125%, 2/1/16	575,000	530,438
Inmarsat Finance plc
7.625%, 6/30/12	575,000	586,500
Intelsat Jackso Holdings, Ltd.
11.25%, 6/15/16	3,521,000	3,565,012
Intelsat Subsidiary Holdings Co.
8.875%, 1/1/15 §	1,010,000	982,225
Term Loan
8.500%, 1/15/13	4,300,000	4,214,000
Liberty Media LLC
8.250%, 2/1/30	500,000	435,558
Mediacom Broadband LLC
8.500%, 10/15/15	1,139,000	1,017,981
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13	190,000	179,075
Quebecor Media Inc.
7.750%, 3/15/16	400,000	372,000
7.750%, 3/15/16^	900,000	837,000
Sinclair Television Group, Inc.
8.000%, 3/15/12^	400,000	403,000
Spanish Broadcasting System Inc., Class A
6.230%, 5/3/13	2,100,000	1,765,312
Univision Communications, Inc.,
Term Loan
4.732%, 12/31/49	33,333	27,325
5.149%, 12/31/49 (l)	1,166,667	956,375
Videotron Ltd.
6.875%, 1/15/14	350,000	337,750
9.125%, 4/15/18 §	95,000	99,275

		25,122,728

Multiline Retail (0.3%)
Neiman Marcus Group, Inc. (PIK)
9.000%, 10/15/15	750,000	740,625

Specialty Retail (0.6%)
AutoNation, Inc.
7.000%, 4/15/14	1,650,000	1,468,500

Textiles, Apparel & Luxury Goods (1.2%)
Invista
9.250%, 5/1/12 §	450,000	460,125
Levi Strauss & Co.
4.698%, 3/27/14	1,225,000	1,073,917
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	680,000	639,200
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	451,125
8.125%, 5/1/13	125,000	126,250

		2,750,617

Total Consumer Discretionary		45,922,124

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (4.7%)
Beverages (1.0%)
Constellation Brands, Inc.
7.250%, 9/1/16	$395,000	$371,300
Series B
8.125%, 1/15/12^	2,060,000	2,049,700

		2,421,000

Food & Staples Retailing (2.3%)
Ingles Markets, Inc.
8.875%, 12/1/11	1,825,000	1,847,812
New Albertson’s, Inc.
7.450%, 8/1/29	215,000	203,381
Pantry, Inc.
7.750%, 2/15/14	1,465,000	1,098,750
Stater Brothers Holdings
8.125%, 6/15/12	1,090,000	1,095,450
SUPERVALU, Inc.
7.500%, 11/15/14	1,210,000	1,211,513

		5,456,906

Food Products (0.7%)
Dole Foods Co., Inc.
8.625%, 5/1/09	832,000	792,480
Smithfield Foods, Inc., Series B
7.750%, 5/15/13^	1,095,000	966,338

		1,758,818

Household Products (0.6%)
Central Garden & Pet Co.
9.125%, 2/1/13^	1,735,000	1,509,450

Personal Products (0.1%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	215,000	201,563

Total Consumer Staples		11,347,737

Energy (11.1%)
Energy Equipment & Services (2.6%)
Ashmore Energy
0.000%, 3/30/14	2,350,000	2,132,625
Complete Production Services, Inc.
8.000%, 12/15/16	2,210,000	2,207,237
Key Energy Services, Inc.
8.375%, 12/1/14^§	1,930,000	1,968,600

		6,308,462

Oil, Gas & Consumable Fuels (8.5%)
Atlas Pipeline Partners LP
8.125%, 12/15/15	882,000	866,565
8.750%, 6/15/18 §	1,030,000	1,022,275
Chesapeake Energy Corp.
6.625%, 1/15/16	1,095,000	1,051,200
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,925,000	1,891,313
Denbury Resources, Inc.
7.500%, 12/15/15	375,000	373,125
El Paso Corp.
7.250%, 6/1/18	1,435,000	1,413,475
Forest Oil Corp.
7.250%, 6/15/19	135,000	129,600
Foundation PA Coal Co.
7.250%, 8/1/14	1,265,000	1,265,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	200,000	186,000
8.250%, 3/1/16 §	335,000	329,975
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16	1,810,000	1,610,900
OPTI Canada, Inc.
7.875%, 12/15/14	1,410,000	1,392,375
8.250%, 12/15/14	735,000	731,325

	Principal Amount	Value (Note 1)
Plains Exploration & Production Co.
7.000%, 3/15/17^	$580,000	$556,800
Sabine Pass LNG LP
7.250%, 11/30/13	350,000	318,500
7.500%, 11/30/16	2,190,000	1,971,000
Targa Resources Inc.
8.500%, 11/1/13	1,135,000	1,112,300
Targa Resources Partners LP
8.250%, 7/1/16 §	1,035,000	998,775
Teekay Corp.
8.875%, 7/15/11	525,000	567,656
Transcontinental Gas Pipe Line Corp.
7.000%, 8/15/11	650,000	676,000
Williams Cos, Inc.
7.750%, 6/15/31	1,240,000	1,289,600
Williams Partners LP/ Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	475,000

		20,228,759

Total Energy		26,537,221

Financials (10.2%)
Capital Markets (1.3%)
Arch Western Finance LLC
6.750%, 7/1/13	1,630,000	1,597,400
Nuveen Investments, Inc.
10.500%, 11/15/15 §	1,625,000	1,499,062

		3,096,462

Consumer Finance (4.8%)
Ford Motor Credit Co. LLC
7.875%, 6/15/10	9,605,000	8,290,623
9.875%, 8/10/11	995,000	838,354
GMAC LLC
6.875%, 9/15/11	3,155,000	2,267,095

		11,396,072

Diversified Financial Services (3.0%)
Hawker Beechcraft Acquisition Co.LLC/ Hawker Beechcraft Notes Co. (PIK)
8.875%, 4/1/15	785,000	788,925
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
7.125%, 2/15/13^	200,000	181,500
JPMorgan Chase & Co.
7.900%, 4/29/49	705,000	661,036
KAR Holdings, Inc.
8.750%, 5/1/14	1,490,000	1,296,300
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25 §	635,000	625,475
Rainbow National Services LLC
8.750%, 9/1/12 §	545,000	553,175
10.375%, 9/1/14 §	680,000	722,500
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13	2,192,000	2,241,320

		7,070,231

Insurance (0.3%)
Asurion Corp.
5.784%, 5/3/13	830,000	769,825

Real Estate Investment Trusts (REITs) (0.8%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,319,000	1,289,323
Host Hotels & Resorts LP, Series M (REIT)
7.000%, 8/15/12	125,000	118,125

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15	$520,000	$507,650

		1,915,098

Total Financials		24,247,688

Health Care (8.6%)
Health Care Equipment & Supplies (2.5%)
Advanced Medical Optics, Inc.
7.500%, 5/1/17^	1,245,000	1,145,400
Bausch & Lomb, Inc.
9.875%, 11/1/15^ §	3,045,000	3,060,225
Boston Scientific Corp.
6.400%, 6/15/16	1,920,000	1,804,800

		6,010,425

Health Care Providers & Services (6.1%)
Community Health Systems, Inc.
8.875%, 7/15/15	1,805,000	1,816,281
Term Loan
0.000%, 12/31/49	66,792	62,874
4.732%, 12/31/49	602,062	566,749
4.899%, 12/31/49	703,072	661,834
HCA, Inc.
6.950%, 5/1/12	1,179,000	1,114,155
6.300%, 10/1/12	1,215,000	1,090,463
6.750%, 7/15/13	4,000,000	3,510,000
9.250%, 11/15/16	740,000	762,200
(PIK)
9.625%, 11/15/16	900,000	927,000
Tenet Healthcare Corp.
9.250%, 2/1/15^	3,400,000	3,332,000
U.S. Oncology, Inc.
9.000%, 8/15/12	600,000	595,500

		14,439,056

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	74,352

Total Health Care		20,523,833

Industrials (6.8%)
Aerospace & Defense (1.6%)
Bombardier, Inc.
6.750%, 5/1/12 §	520,000	508,300
DRS Technologies, Inc.
6.625%, 2/1/16	750,000	761,250
Esterline Technologies Corp.
7.750%, 6/15/13	1,365,000	1,371,825
L-3 Communications Corp.
6.125%, 7/15/13	75,000	70,875
Moog, Inc.
6.250%, 1/15/15	450,000	427,500
TransDigm, Inc.
7.750%, 7/15/14	665,000	656,687

		3,796,437

Commercial Services & Supplies (1.8%)
Allied Waste North America, Inc.
7.250%, 3/15/15	625,000	623,437
ARAMARK Services, Inc.
8.500%, 2/1/15^	1,945,000	1,906,100
Browning-Ferris Industries, Inc.
7.400%, 9/15/35	723,000	686,850
Corrections Corp. of America
7.500%, 5/1/11	195,000	195,975
6.750%, 1/31/14^	375,000	370,313

	Principal Amount	Value (Note 1)
Di Finance LLC/DynCorp International, Series B
9.500%, 2/15/13	$531,000	$531,000

		4,313,675

Electrical Equipment (0.8%)
Baldor Electric Co.
8.625%, 2/15/17^	1,790,000	1,798,950
General Cable Corp.
7.125%, 4/1/17^	50,000	47,625
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	122,181

		1,968,756

Industrial Conglomerates (0.6%)
Sally Holdings LLC
9.250%, 11/15/14	1,340,000	1,286,400

Machinery (0.9%)
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	300,125
Terex Corp.
8.000%, 11/15/17^	1,905,000	1,890,713

		2,190,838

Road & Rail (1.1%)
Hertz Corp.
8.875%, 1/1/14	1,950,000	1,784,250
United Rentals North America, Inc.
6.500%, 2/15/12	945,000	850,500

		2,634,750

Total Industrials		16,190,856

Information Technology (1.8%)
IT Services (1.6%)
First Data Corp.
9.875%, 9/24/15 §	1,500,000	1,305,000
SunGard Data Systems, Inc.
9.125%, 8/15/13	2,041,000	2,061,410
4.875%, 1/15/14	495,000	439,931

		3,806,341

Semiconductors & Semiconductor Equipment (0.2%)
Sensata Technologies B.V.
8.000%, 5/1/14	455,000	418,600

Total Information Technology		4,224,941

Materials (7.3%)
Chemicals (1.1%)
Airgas, Inc.
6.250%, 7/15/14	340,000	334,900
Mosaic Co.
7.875%, 12/1/16 §	1,200,000	1,278,000
Nalco Co.
7.750%, 11/15/11	315,000	315,000
Polyone Corp.
8.875%, 5/1/12 §	370,000	370,000
8.875%, 5/1/12^	299,000	299,000

		2,596,900

Construction Materials (0.4%)
Texas Industries, Inc.
7.250%, 7/15/13	450,000	447,750
U.S. Concrete, Inc.
8.375%, 4/1/14	560,000	497,000

		944,750

Containers & Packaging (0.5%)
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	1,165,000	1,165,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (3.8%)
AK Steel Corp.
7.750%, 6/15/12	$860,000	$862,150
California Steel Industries, Inc.
6.125%, 3/15/14	1,265,000	1,100,550
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000	204,994
8.375%, 4/1/17	3,865,000	4,077,575
Novelis, Inc.
7.250%, 2/15/15	1,210,000	1,143,450
Steel Dynamics, Inc.
7.375%, 11/1/12 §	805,000	805,000
6.750%, 4/1/15	1,080,000	1,034,100

		9,227,819

Paper & Forest Products (1.5%)
Domtar Corp.
7.875%, 10/15/11	910,000	914,550
Georgia-Pacific LLC
8.125%, 5/15/11	1,375,000	1,357,812
9.500%, 12/1/11	455,000	462,394
Newark Group, Inc.
9.750%, 3/15/14	1,150,000	770,500

		3,505,256

Total Materials		17,439,725

Telecommunication Services (8.7%)
Diversified Telecommunication Services (7.8%)
Citizens Communications Co.
6.250%, 1/15/13	1,460,000	1,354,150
9.000%, 8/15/31	1,755,000	1,579,500
Level 3 Financing, Inc.
9.250%, 11/1/14	2,595,000	2,361,450
Qwest Corp.
8.875%, 3/15/12	800,000	816,000
Sprint Capital Corp.
8.375%, 3/15/12	4,535,000	4,489,650
6.900%, 5/1/19	2,225,000	1,952,437
Telesat Canada Corp.,
Bank Loan
0.000%, 10/15/14	15,909	15,293
5.650%, 10/15/14	250,407	240,704
5.790%, 10/15/14	9,918	9,534
5.890%, 10/15/14	101,642	97,703
5.900%, 10/15/14	1,095,968	1,053,499
5.920%, 10/15/14	374,028	359,534
6.260%, 10/15/14	47,726	45,877
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	2,140,000	2,188,150
Verizon Communications, Inc.
4.350%, 2/15/13	20,000	19,241
West Corp.
11.000%, 10/15/16^	925,000	781,625
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—
Windstream Corp.
8.625%, 8/1/16	1,115,000	1,112,212

		18,476,559

Wireless Telecommunication Services (0.9%)
Cricket Communications, Inc.
9.375%, 11/1/14	695,000	668,937
Nextel Communications, Inc.
6.875%, 10/31/13	710,000	599,950
Rogers Communications, Inc.
9.625%, 5/1/11	825,000	913,207

		2,182,094

Total Telecommunication Services		20,658,653

	Principal Amount	Value (Note 1)
Utilities (10.7%)
Electric Utilities (3.7%)
Boston Generating LLC
4.946%, 12/21/13	$1,750,000	$1,635,001
Edison Mission Energy
7.500%, 6/15/13	200,000	198,500
Intergen N.V.
9.000%, 6/30/17 §	3,910,000	4,046,850
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	617,805	583,687
Texas Competitive Electric Holdings Co. LLC
6.234%, 10/31/14	2,422,200	2,238,698
6.478%, 10/31/14	125,000	115,580

		8,818,316

Gas Utilities (0.8%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	645,150
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	850,000	788,375
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13	515,000	486,675

		1,920,200

Independent Power Producers & Energy Traders (6.2%)
AES Corp.
8.750%, 5/15/13 §	125,000	129,688
8.000%, 10/15/17	2,270,000	2,224,600
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,955,000	1,896,350
7.750%, 6/1/19	2,555,000	2,325,050
Energy Future Holdings Corp.
10.875%, 11/1/17 §	4,615,000	4,661,150
Mirant North America LLC
7.375%, 12/31/13	1,020,000	1,011,075
NRG Energy, Inc.
7.375%, 2/1/16	35,000	32,944
7.375%, 1/15/17	1,000,000	945,000
Reliant Energy, Inc.
7.875%, 6/15/17	1,565,000	1,529,787

		14,755,644

Total Utilities		25,494,160

Total Long-Term Debt Securities (89.1%) (Cost $219,165,263)		212,586,938

CONVERTIBLE BONDS:
Consumer Discretionary (0.5%)
Automobiles (0.5%)
Ford Motor Co.
4.250%, 12/15/36
(Cost $1,639,831)	1,535,000	1,116,713

	Number of Shares
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.*^	7,818	366,977

Total Financials		366,977

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	$—

Total Information Technology		—

Total Common Stocks (0.2%) (Cost $1,114,533)		366,977

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†
(Cost $—)	250	111,528

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$34,330	34,330
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	188,813	188,813
American Express Bank FSB
2.49%, 7/18/08 (l)	34,330	34,330
American Honda Finance Corp.
2.71%, 9/11/08 (l)	25,747	25,747
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	140,724	140,724
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	114,344	114,344
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	401,657	401,657
Bank of Ireland
2.13%, 12/29/08 (l)	171,644	171,644
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	298,668	298,668
Bank of Scotland plc/London
3.25%, 7/1/08	271,977	271,977
2.12%, 7/17/08 (l)	72,092	72,092
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	171,648	171,648
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	78,958	78,958
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	343,297	343,297
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	85,824	85,824
Beta Finance, Inc.
2.13%, 2/17/09 (l)	137,282	137,282
2.12%, 5/11/09 (l)	205,929	205,929
Calyon/New York
2.12%, 10/14/08 (l)	463,405	463,405
2.16%, 7/2/10 (l)	171,576	171,576
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	216,277	216,277
CC USA, Inc.
2.13%, 2/12/09 (l)	120,121	120,121
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	195,679	195,679

	Principal Amount	Value (Note 1)
Comerica Bank
2.12%, 8/7/08 (l)	$99,548	$99,548
2.74%, 1/12/09 (l)	157,944	157,944
2.50%, 3/16/09 (l)	199,103	199,103
2.52%, 6/19/09 (l)	216,297	216,297
2.53%, 6/19/09 (l)	123,581	123,581
Commerzbank AG/New York
2.60%, 7/14/08	171,648	171,648
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	85,824	85,824
Deutsche Bank AG//Singapore
3.50%, 7/1/08	84,880	84,880
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	1,716,484	1,716,484
2.80%, 7/1/08 (r)	1,223,284	1,223,284
Fifth Third Bancorp
2.49%, 8/22/08 (l)	20,598	20,598
Five Finance, Inc.
2.13%, 2/23/09 (l)	68,640	68,640
General Electric Capital Corp.
2.58%, 2/19/09 (l)	85,824	85,824
2.15%, 3/12/10 (l)	157,916	157,916
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	298,668	298,668
2.54%, 9/12/08 (l)	65,226	65,226
2.60%, 12/23/08 (l)	87,549	87,549
2.16%, 3/27/09 (l)	267,771	267,771
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	6,007,694	6,007,694
2.95%, 7/1/08 (r)	2,574,726	2,574,726
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	197,468	197,468
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	171,648	171,648
Links Finance LLC
2.12%, 6/22/09 (l)	223,087	223,087
MassMutual Global Funding II
2.15%, 3/26/10 (l)	288,369	288,369
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	120,154	120,154
2.11%, 1/23/09 (l)	120,154	120,154
2.12%, 3/13/09 (l)	37,763	37,763
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	164,782	164,782
2.17%, 6/29/09 (l)	102,989	102,989
Monumental Global Funding II
2.15%, 3/26/10 (l)	264,338	264,338
2.18%, 5/26/10 (l)	24,031	24,031
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	87,541	87,541
Morgan Stanley
3.22%, 2/9/09 (l)	202,930	202,930
New York Life Global Funding
2.50%, 3/30/09 (l)	120,154	120,154
Pricoa Global Funding I
2.12%, 9/22/08 (l)	291,802	291,802
2.16%, 12/15/09 (l)	68,659	68,659
2.15%, 6/25/10 (l)	154,453	154,453
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	27,464	27,464
SLM Corp.
2.87%, 12/15/08 (l)	66,100	66,100
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	858,242	858,242

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Tango Finance Corp.
2.13%, 6/25/09 (l)	$226,494	$226,494
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	102,989	102,989
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	68,659	68,659
2.50%, 8/14/08 (l)	68,659	68,659
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	51,495	51,495
Wells Fargo & Co.
2.62%, 8/3/09 (l)	308,968	308,968
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	20,598	20,598

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,097,517

Time Deposit (8.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	20,924,267	20,924,267

Total Short-Term Investments (18.0%) (Amortized Cost $43,021,784)		43,021,784

Total Investments (107.8%) (Cost/Amortized Cost $264,941,411)		257,203,940
Other Assets Less Liabilities (-7.8%)		(18,688,898)

Net Assets (100%)		$238,515,042

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $111,528 or 0.05% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $31,102,630 or 13.04% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

PIK — Payment-in-Kind Security

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$366,977	$256,725,435	$111,528	$257,203,940
Other Investments*	—	—	—	—

Total	$366,977	$256,725,435	$111,528	$257,203,940

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$115,174	$—
Total gains or losses (realized/unrealized) included in earnings	(3,646)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$111,528	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$(3,646)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$120,218,058
Long-term U.S. Treasury securities	3,419,847

$123,637,905

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$112,136,919
Long-term U.S. Treasury securities	8,027,834

$120,164,753

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,359,358
Aggregate gross unrealized depreciation	(9,626,116)

Net unrealized depreciation	$(8,266,758)

Federal income tax cost of investments	$265,470,698

At June 30, 2008, the Portfolio had loaned securities with a total value of $21,529,824. This was secured by collateral of $22,097,517 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $24,465,989 of which $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011, $35,502 expires in the year 2014, and $1,048,369 expires in the year 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Automobiles (0.8%)
Harley-Davidson, Inc.	254,320	$9,221,643

Diversified Consumer Services (0.9%)
H&R Block, Inc.	532,790	11,401,706

Household Durables (0.3%)
Garmin Ltd.^	34,700	1,486,548
Hunter Douglas N.V.^	30,089	1,816,305

		3,302,853

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*^	48,430	3,551,372
Liberty Media Corp., Interactive, Class A*	166,690	2,460,344

		6,011,716

Media (5.4%)
Comcast Corp., Special Class A	1,252,105	23,489,490
Grupo Televisa S.A. (Sponsored ADR)	551,700	13,031,154
Lagardere SCA	34,900	1,987,480
Liberty Media Corp., Capital Series, Class A*	33,310	479,664
Liberty Media Corp., Entertainment Series, Class A*	133,240	3,228,405
News Corp., Class A	919,500	13,829,280
Virgin Media, Inc.	16,920	230,281
WPP Group plc (ADR)	146,720	7,016,151

		63,291,905

Multiline Retail (0.2%)
Sears Holdings Corp.*^	40,200	2,961,132

Specialty Retail (1.6%)
Bed Bath & Beyond, Inc.*	337,420	9,481,502
CarMax, Inc.*^	192,960	2,738,102
Lowe’s Cos., Inc.	178,480	3,703,460
Staples, Inc.	108,200	2,569,750

		18,492,814

Textiles, Apparel & Luxury Goods (0.2%)
Compagnie Financiere Richemont S.A., Class A	40,800	2,272,547

Total Consumer Discretionary		116,956,316

Consumer Staples (13.3%)
Beverages (2.1%)
Diageo plc (Sponsored ADR)^	213,670	15,783,803
Heineken Holding N.V.	190,097	8,721,550

		24,505,353

Food & Staples Retailing (5.9%)
Costco Wholesale Corp.^	706,800	49,574,952
CVS Caremark Corp.	454,656	17,990,738
Whole Foods Market, Inc.^	86,700	2,053,923

		69,619,613

Food Products (0.2%)
Hershey Co.^	63,230	2,072,679

Household Products (1.2%)
Procter & Gamble Co.	238,050	14,475,820

Personal Products (0.3%)
Avon Products, Inc.	90,030	3,242,881

Tobacco (3.6%)
Altria Group, Inc.	611,080	12,563,805
Philip Morris International, Inc.	611,080	30,181,241

		42,745,046

Total Consumer Staples		156,661,392

	Number of Shares	Value (Note 1)
Energy (18.9%)
Energy Equipment & Services (1.1%)
Transocean, Inc.*	81,319	$12,392,202

Oil, Gas & Consumable Fuels (17.8%)
Canadian Natural Resources Ltd.	305,570	30,633,393
China Coal Energy Co., Class H	3,278,600	5,735,369
ConocoPhillips	560,100	52,867,839
Devon Energy Corp.	380,900	45,768,944
EOG Resources, Inc.	306,730	40,242,976
Occidental Petroleum Corp.	358,140	32,182,460
OGX Petroleo e Gas Participacoes S.A.*	3,100	2,450,046

		209,881,027

Total Energy		222,273,229

Financials (28.2%)
Capital Markets (5.1%)
Ameriprise Financial, Inc.	152,750	6,212,343
Bank of New York Mellon Corp.	630,170	23,839,331
E*TRADE Financial Corp.*^	255,000	800,700
Merrill Lynch & Co., Inc.	577,200	18,303,012
Merrill Lynch & Co., Inc. (Private Placement) †(b)	150,200	4,116,048
Morgan Stanley	103,700	3,740,459
State Street Corp.	53,780	3,441,382

		60,453,275

Commercial Banks (2.7%)
Toronto-Dominion Bank Ltd.	123,896	7,715,004
Wachovia Corp.	382,792	5,944,760
Wells Fargo & Co.^	765,070	18,170,412

		31,830,176

Consumer Finance (3.4%)
American Express Co.	1,044,905	39,361,571
Discover Financial Services	79,730	1,050,044

		40,411,615

Diversified Financial Services (3.8%)
Citigroup, Inc.	292,080	4,895,261
JPMorgan Chase & Co.	897,900	30,806,949
Moody’s Corp.^	241,220	8,307,617

		44,009,827

Insurance (12.6%)
Ambac Financial Group, Inc.^	309,068	414,151
American International Group, Inc.	928,300	24,562,818
Aon Corp.	230,960	10,610,302
Berkshire Hathaway, Inc., Class B*	9,539	38,270,468
Everest Reinsurance Group Ltd.	16,700	1,331,157
Loews Corp.^	607,560	28,494,564
Markel Corp.*	2,317	850,339
MBIA, Inc.^	92,200	404,758
Nipponkoa Insurance Co., Ltd.	578,400	5,016,776
Principal Financial Group, Inc.	69,850	2,931,604
Progressive Corp.	1,069,429	20,019,711
Sun Life Financial, Inc.	40,570	1,661,342
Tokio Marine Holdings, Inc.	128,600	5,013,929
Transatlantic Holdings, Inc.	152,768	8,626,809

		148,208,728

Real Estate Management & Development (0.6%)
Brookfield Asset Management, Inc., Class A	94,800	3,084,792
Hang Lung Group Ltd.	824,000	3,661,753

		6,746,545

Total Financials		331,660,166

Health Care (3.6%)
Health Care Equipment & Supplies (0.7%)
Covidien Ltd.	175,052	8,383,240

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	133,760	$6,899,341
Express Scripts, Inc.*	162,700	10,204,544
UnitedHealth Group, Inc.	435,400	11,429,250

		28,533,135

Pharmaceuticals (0.5%)
Johnson & Johnson	80,900	5,205,106

Total Health Care		42,121,481

Industrials (4.4%)
Air Freight & Logistics (0.5%)
Toll Holdings Ltd.^	164,415	948,850
United Parcel Service, Inc., Class B^	75,480	4,639,756

		5,588,606

Industrial Conglomerates (2.3%)
General Electric Co.	547,500	14,612,775
Siemens AG (Registered)	45,400	5,040,775
Tyco International Ltd.	179,012	7,167,641

		26,821,191

Machinery (0.1%)
PACCAR, Inc.	17,775	743,528

Marine (0.7%)
China Shipping Development Co., Ltd., Class H	1,396,000	4,189,477
Kuehne & Nagel International AG (Registered)	48,351	4,593,475

		8,782,952

Road & Rail (0.0%)
Asciano Group	117,400	390,533

Transportation Infrastructure (0.8%)
China Merchants Holdings International Co., Ltd.^	1,867,785	7,222,254
COSCO Pacific Ltd.	1,104,900	1,810,974

		9,033,228

Total Industrials		51,360,038

Information Technology (9.6%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	265,650	6,179,019

Computers & Peripherals (1.7%)
Dell, Inc.*	411,360	9,000,557
Hewlett-Packard Co.	232,080	10,260,257

		19,260,814

Electronic Equipment & Instruments (1.6%)
Agilent Technologies, Inc.*	357,082	12,690,694
Tyco Electronics Ltd.	179,852	6,442,299

		19,132,993

Internet Software & Services (1.2%)
eBay, Inc.*	105,400	2,880,582
Google, Inc., Class A*	20,890	10,996,914

		13,877,496

IT Services (1.4%)
Iron Mountain, Inc.*	520,475	13,818,611
Visa, Inc., Class A*	33,220	2,701,118

		16,519,729

Semiconductors & Semiconductor Equipment (1.2%)
Texas Instruments, Inc.	502,700	14,156,032

Software (2.0%)
Microsoft Corp.	848,500	23,342,235

Total Information Technology		112,468,318

Materials (3.0%)
Construction Materials (0.7%)
Martin Marietta Materials, Inc.^	14,520	1,504,127

	Number of Shares	Value (Note 1)
Vulcan Materials Co.^	119,006	$7,114,179

		8,618,306

Containers & Packaging (1.1%)
Sealed Air Corp.	694,640	13,205,106

Metals & Mining (0.9%)
BHP Billiton plc	111,450	4,262,239
Rio Tinto plc	46,730	5,593,126

		9,855,365

Paper & Forest Products (0.3%)
Sino-Forest Corp.*	217,800	3,814,757

Total Materials		35,493,534

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	583,200	5,540,400

Total Telecommunication Services		5,540,400

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	151,500	2,910,315

Total Utilities		2,910,315

Total Common Stocks (91.6%) (Cost $1,185,031,021)		1,077,445,189

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (10.1%)
Intesa Funding LLC
2.43%, 7/2/08 (p)	$25,837,000	25,833,511
2.35%, 7/11/08 (p)	15,000,000	14,989,229
Rabobank U.S.A. Financial Corp.
2.24%, 7/1/08 (p)	38,499,000	38,496,605
Toyota Motor Credit Corp.
2.00%, 7/1/08 (p)	40,082,000	40,079,773

Total Commercial Paper		119,399,118

Short-Term Investments of Cash Collateral for Securities Loaned (7.0%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	127,654	127,654
Allstate Life Insurance Trusts II
2.51%, 8/27/08 (l)	702,098	702,098
American Express Bank FSB
2.49%, 7/18/08 (l)	127,654	127,654
American Honda Finance Corp.
2.71%, 9/11/08 (l)	95,741	95,741
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	523,280	523,280
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	425,188	425,188
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	1,493,555	1,493,555
Bank of Ireland
2.13%, 12/29/08 (l)	638,256	638,256
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	1,110,592	1,110,592
Bank of Scotland plc/London
3.25%, 7/1/08	1,011,341	1,011,341
2.12%, 7/17/08 (l)	268,074	268,074
Bayerische Landesbank/New York
2.54%, 8/22/08	638,271	638,271
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	293,605	293,605
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	1,276,543	1,276,543

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	$319,136	$319,136
Beta Finance, Inc.
2.13%, 2/17/09 (l)	510,480	510,480
2.12%, 5/11/09 (l)	765,743	765,743
Calyon/New York
2.12%, 10/14/08 (l)	1,723,164	1,723,164
2.16%, 7/2/10 (l)	638,003	638,003
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	804,222	804,222
CC USA, Inc.
2.13%, 2/12/09 (l)	446,670	446,670
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	727,629	727,629
Comerica Bank
2.12%, 8/7/08 (l)	370,166	370,166
2.74%, 1/12/09 (l)	587,310	587,310
2.50%, 3/16/09 (l)	740,361	740,361
2.52%, 6/19/09 (l)	804,297	804,297
2.53%, 6/19/09 (l)	459,532	459,532
Commerzbank AG/New York
2.60%, 7/14/08	638,271	638,271
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	319,136	319,136
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	6,382,713	6,382,713
2.80%, 7/1/08 (r)	4,548,759	4,548,759
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	315,625	315,625
Fifth Third Bancorp
2.49%, 8/22/08 (l)	76,593	76,593
Five Finance, Inc.
2.13%, 2/23/09 (l)	255,235	255,235
General Electric Capital Corp.
2.58%, 2/19/09 (l)	319,136	319,136
2.15%, 3/12/10 (l)	587,210	587,210
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,110,592	1,110,592
2.54%, 9/12/08 (l)	242,543	242,543
2.60%, 12/23/08 (l)	325,549	325,549
2.16%, 3/27/09 (l)	995,703	995,703
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	22,339,496	22,339,496
2.95%, 7/1/08 (r)	9,574,070	9,574,070
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	734,282	734,282
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	638,271	638,271
Links Finance LLC
2.12%, 6/22/09 (l)	829,545	829,545
MassMutual Global Funding II
2.15%, 3/26/10 (l)	1,072,296	1,072,296
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	446,790	446,790
2.11%, 1/23/09 (l)	446,790	446,790
2.12%, 3/13/09 (l)	140,420	140,420
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	612,740	612,740
2.17%, 6/29/09 (l)	382,963	382,963
Monumental Global Funding II
2.15%, 3/26/10 (l)	982,938	982,938
2.18%, 5/26/10 (l)	89,358	89,358
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	325,518	325,518
Morgan Stanley
3.22%, 2/9/09 (l)	754,590	754,590

	Principal Amount	Value (Note 1)
New York Life Global Funding
2.50%, 3/30/09 (l)	$446,790	$446,790
Pricoa Global Funding I
2.12%, 9/22/08 (l)	1,085,061	1,085,061
2.16%, 12/15/09 (l)	255,309	255,309
2.15%, 6/25/10 (l)	574,329	574,329
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	102,123	102,123
SLM Corp.
2.87%, 12/15/08 (l)	245,792	245,792
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	3,191,357	3,191,357
Tango Finance Corp.
2.13%, 6/25/09 (l)	842,213	842,213
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	382,963	382,963
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	255,309	255,309
2.50%, 8/14/08 (l)	255,309	255,309
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	191,481	191,481
Wells Fargo & Co.
2.62%, 8/3/09 (l)	1,148,888	1,148,888
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	76,593	76,593

Total Short-Term Investments of Cash Collateral for Securities Loaned		82,169,214

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08	34	34

Total Short-Term Investments (17.1%) (Cost/Amortized Cost $201,575,711)		201,568,366

Total Investments (108.7%) (Cost/Amortized Cost $1,386,606,732)		1,279,013,555
Other Assets Less Liabilities (-8.7%)		(102,511,047)

Net Assets (100%)		$1,176,502,508

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $4,116,048 or 0.35% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,005,051,730	$269,845,777	$4,116,048	$1,279,013,555
Other Investments*	—	—	—	—

Total	$1,005,051,730	$269,845,777	$4,116,048	$1,279,013,555

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,967,816	$—
Total gains or losses (realized/unrealized) included in earnings	(2,851,768)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$4,116,048	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$(2,851,768)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$729,780,450
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,303,610

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,646,048
Aggregate gross unrealized depreciation	(158,586,769)

Net unrealized depreciation	$(107,940,721)

Federal income tax cost of investments	$1,386,954,276

At June 30, 2008, the Portfolio had loaned securities with a total value of $79,105,870. This was secured by collateral of $82,169,214 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $7,703, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $8,860 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	68,350	$1,218,681
Johnson Controls, Inc.	168,700	4,838,316

		6,056,997

Automobiles (0.2%)
Ford Motor Co.*^	622,283	2,993,181
General Motors Corp.^	160,950	1,850,925
Harley-Davidson, Inc.^	67,250	2,438,485

		7,282,591

Distributors (0.1%)
Genuine Parts Co.	46,600	1,849,088

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*^	39,250	1,737,205
H&R Block, Inc.^	92,450	1,978,430

		3,715,635

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.^	124,200	4,093,632
Darden Restaurants, Inc.^	39,750	1,269,615
International Game Technology	88,000	2,198,240
Marriott International, Inc., Class A	85,450	2,242,208
McDonald’s Corp.	322,300	18,119,706
Starbucks Corp.*^	207,000	3,258,180
Starwood Hotels & Resorts Worldwide, Inc.	53,100	2,127,717
Wendy’s International, Inc.	24,850	676,417
Wyndham Worldwide Corp.	50,245	899,888
Yum! Brands, Inc.	134,680	4,725,921

		39,611,524

Household Durables (0.4%)
Black & Decker Corp.	17,050	980,545
Centex Corp.^	35,100	469,287
D.R. Horton, Inc.^	78,050	846,843
Fortune Brands, Inc.^	43,750	2,730,437
Harman International Industries, Inc.	16,500	682,935
KB Home^	21,850	369,921
Leggett & Platt, Inc.^	47,250	792,383
Lennar Corp., Class A^	39,700	489,898
Newell Rubbermaid, Inc.	78,676	1,320,970
Pulte Homes, Inc.	60,700	584,541
Snap-On, Inc.	16,400	852,964
Stanley Works^	22,250	997,467
Whirlpool Corp.^	21,366	1,318,923

		12,437,114

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	87,950	6,449,374
Expedia, Inc.*	59,419	1,092,121
IAC/InterActiveCorp*^	51,450	991,956

		8,533,451

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.^	81,900	1,181,817
Hasbro, Inc.	39,408	1,407,654
Mattel, Inc.	102,850	1,760,792

		4,350,263

Media (2.9%)
CBS Corp., Class B	193,600	3,773,264
Clear Channel Communications, Inc.	141,540	4,982,208
Comcast Corp., Class A^	841,950	15,971,791
DIRECTV Group, Inc.*^	202,010	5,234,079
Gannett Co., Inc.^	64,950	1,407,466
Interpublic Group of Cos., Inc.*^	133,700	1,149,820
McGraw-Hill Cos., Inc.^	91,400	3,666,968
Meredith Corp.^	10,450	295,631

	Number of Shares	Value (Note 1)
New York Times Co., Class A^	40,850	$628,682
News Corp., Class A	654,800	9,848,192
Omnicom Group, Inc.	91,100	4,088,568
Scripps Networks Interactive, Class A*	25,561	980,264
Time Warner, Inc.	1,017,500	15,059,000
Viacom, Inc., Class B*	179,900	5,494,146
Walt Disney Co.	541,700	16,901,040
Washington Post Co., Class B^	1,650	968,385

		90,449,504

Multiline Retail (0.7%)
Big Lots, Inc.*^	23,150	723,206
Dillard’s, Inc., Class A^	16,250	188,013
Family Dollar Stores, Inc.	39,650	790,621
J.C. Penney Co., Inc.	63,150	2,291,713
Kohl’s Corp.*	87,200	3,491,488
Macy’s, Inc.	119,472	2,320,146
Nordstrom, Inc.	49,900	1,511,970
Sears Holdings Corp.*^	19,962	1,470,401
Target Corp.	221,400	10,292,886

		23,080,444

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	24,734	1,550,327
AutoNation, Inc.*^	38,039	381,151
AutoZone, Inc.*	12,300	1,488,423
Bed Bath & Beyond, Inc.*^	73,550	2,066,755
Best Buy Co., Inc.	98,375	3,895,650
GameStop Corp., Class A*^	46,013	1,858,925
Gap, Inc.	127,575	2,126,675
Home Depot, Inc.	482,508	11,300,337
Limited Brands, Inc.	85,107	1,434,053
Lowe’s Cos., Inc.	416,150	8,635,112
Office Depot, Inc.*	77,650	849,491
RadioShack Corp.	37,250	457,058
Sherwin-Williams Co.^	28,150	1,292,930
Staples, Inc.	199,625	4,741,094
Tiffany & Co.^	35,800	1,458,850
TJX Cos., Inc.	120,700	3,798,429

		47,335,260

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	97,050	2,802,804
Jones Apparel Group, Inc.	24,550	337,563
Liz Claiborne, Inc.^	26,900	380,635
NIKE, Inc., Class B^	107,850	6,428,938
Polo Ralph Lauren Corp.^	16,450	1,032,731
VF Corp.	24,800	1,765,264

		12,747,935

Total Consumer Discretionary		257,449,806

Consumer Staples (10.8%)
Beverages (2.5%)
Anheuser-Busch Cos., Inc.	202,800	12,597,936
Brown-Forman Corp., Class B^	24,000	1,813,680
Coca-Cola Co.	568,100	29,529,838
Coca-Cola Enterprises, Inc.	81,750	1,414,275
Constellation Brands, Inc., Class A*^	55,550	1,103,223
Molson Coors Brewing Co., Class B	39,800	2,162,334
Pepsi Bottling Group, Inc.	38,500	1,074,920
PepsiCo, Inc.	451,010	28,679,726

		78,375,932

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	123,250	8,644,755
CVS Caremark Corp.	406,445	16,083,029
Kroger Co.	188,100	5,430,447
Safeway, Inc.	124,550	3,555,903
SUPERVALU, Inc.	60,379	1,865,107
SYSCO Corp.	170,800	4,698,708

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart Stores, Inc.^	661,700	$37,187,540
Walgreen Co.	281,650	9,156,441
Whole Foods Market, Inc.^	39,850	944,047

		87,565,977

Food Products (1.5%)
Archer-Daniels-Midland Co.	183,116	6,180,165
Campbell Soup Co.	61,300	2,051,098
ConAgra Foods, Inc.	138,650	2,673,172
Dean Foods Co.*	43,160	846,799
General Mills, Inc.	95,250	5,788,342
H.J. Heinz Co.	89,600	4,287,360
Hershey Co.^	47,800	1,566,884
Kellogg Co.	72,200	3,467,044
Kraft Foods, Inc., Class A	431,031	12,262,832
McCormick & Co., Inc. (Non-Voting)	36,400	1,298,024
Sara Lee Corp.	200,800	2,459,800
Tyson Foods, Inc., Class A	77,750	1,161,585
Wm. Wrigley Jr. Co.	61,025	4,746,525

		48,789,630

Household Products (2.3%)
Clorox Co.	39,250	2,048,850
Colgate-Palmolive Co.	144,400	9,978,040
Kimberly-Clark Corp.	118,994	7,113,461
Procter & Gamble Co.	868,160	52,792,810

		71,933,161

Personal Products (0.2%)
Avon Products, Inc.	121,350	4,371,027
Estee Lauder Cos., Inc., Class A^	32,500	1,509,625

		5,880,652

Tobacco (1.6%)
Altria Group, Inc.	595,500	12,243,480
Lorillard, Inc.*	49,474	3,421,622
Philip Morris International, Inc.	599,800	29,624,122
Reynolds American, Inc.	48,700	2,272,829
UST, Inc.	42,050	2,296,350

		49,858,403

Total Consumer Staples		342,403,755

Energy (16.2%)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	87,610	7,651,857
BJ Services Co.	83,500	2,666,990
Cameron International Corp.*	61,624	3,410,888
ENSCO International, Inc.	41,050	3,314,377
Halliburton Co.^	248,050	13,164,014
Nabors Industries Ltd.*^	80,100	3,943,323
National Oilwell Varco, Inc.*^	118,097	10,477,566
Noble Corp.	76,400	4,962,944
Rowan Cos., Inc.^	32,000	1,496,000
Schlumberger Ltd.	339,300	36,450,999
Smith International, Inc.^	57,160	4,752,282
Transocean, Inc.*	90,717	13,824,364
Weatherford International Ltd.*	193,200	9,580,788

		115,696,392

Oil, Gas & Consumable Fuels (12.6%)
Anadarko Petroleum Corp.	133,094	9,960,755
Apache Corp.	94,930	13,195,270
Cabot Oil & Gas Corp.	27,784	1,881,810
Chesapeake Energy Corp.	136,800	9,023,328
Chevron Corp.	588,234	58,311,636
ConocoPhillips	438,684	41,407,383
Consol Energy, Inc.^	52,000	5,843,240
Devon Energy Corp.	126,900	15,248,304
El Paso Corp.	199,696	4,341,391
EOG Resources, Inc.	70,600	9,262,720
Exxon Mobil Corp.	1,502,528	132,417,793

	Number of Shares	Value (Note 1)
Hess Corp.	79,950	$10,088,891
Marathon Oil Corp.	201,314	10,442,157
Massey Energy Co.	22,906	2,147,438
Murphy Oil Corp.	54,000	5,294,700
Noble Energy, Inc.	48,953	4,922,714
Occidental Petroleum Corp.	233,400	20,973,324
Peabody Energy Corp.	77,250	6,801,863
Range Resources Corp.^	43,969	2,881,728
Southwestern Energy Co.*	97,243	4,629,739
Spectra Energy Corp.	179,956	5,171,935
Sunoco, Inc.^	33,200	1,350,908
Tesoro Corp.^	39,154	774,075
Valero Energy Corp.	150,235	6,186,677
Williams Cos., Inc.	166,200	6,699,522
XTO Energy, Inc.	145,295	9,954,160

		399,213,461

Total Energy		514,909,853

Financials (14.2%)
Capital Markets (2.8%)
American Capital Strategies Ltd.^	57,639	1,370,079
Ameriprise Financial, Inc.	63,190	2,569,937
Bank of New York Mellon Corp.	325,219	12,303,035
Charles Schwab Corp.	264,025	5,423,073
E*TRADE Financial Corp.*^	134,500	422,330
Federated Investors, Inc., Class B	24,600	846,732
Franklin Resources, Inc.	44,400	4,069,260
Goldman Sachs Group, Inc.^	112,150	19,615,035
Janus Capital Group, Inc.^	41,600	1,101,152
Legg Mason, Inc.	40,100	1,747,157
Lehman Brothers Holdings, Inc.^	192,117	3,805,838
Merrill Lynch & Co., Inc.^	280,147	8,883,461
Morgan Stanley	314,860	11,357,000
Northern Trust Corp.	54,500	3,737,065
State Street Corp.^	121,320	7,763,267
T. Rowe Price Group, Inc.^	73,850	4,170,310

		89,184,731

Commercial Banks (2.2%)
BB&T Corp.^	155,450	3,539,596
Comerica, Inc.	42,750	1,095,682
Fifth Third Bancorp	163,417	1,663,585
First Horizon National Corp.^	53,050	394,162
Huntington Bancshares, Inc./Ohio^	104,088	600,588
KeyCorp	138,050	1,515,789
M&T Bank Corp.^	21,950	1,548,353
Marshall & Ilsley Corp.^	73,650	1,129,054
National City Corp.^	216,150	1,031,036
PNC Financial Services Group, Inc.	98,327	5,614,472
Regions Financial Corp.^	197,502	2,154,747
SunTrust Banks, Inc.^	100,100	3,625,622
U.S. Bancorp	494,895	13,802,622
Wachovia Corp.^	607,846	9,439,848
Wells Fargo & Co.	939,150	22,304,812
Zions Bancorp^	30,600	963,594

		70,423,562

Consumer Finance (0.6%)
American Express Co.	329,400	12,408,498
Capital One Financial Corp.^	106,698	4,055,591
Discover Financial Services	136,280	1,794,808
SLM Corp.*	132,700	2,567,745

		20,826,642

Diversified Financial Services (3.4%)
Bank of America Corp.	1,266,222	30,224,719
CIT Group, Inc.	80,350	547,184
Citigroup, Inc.	1,548,062	25,945,519
CME Group, Inc.^	15,501	5,939,828
IntercontinentalExchange, Inc.*	20,052	2,285,928
JPMorgan Chase & Co.	981,946	33,690,567

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Leucadia National Corp.^	50,317	$2,361,880
Moody’s Corp.	57,700	1,987,188
NYSE Euronext, Inc.^	75,369	3,818,194

		106,801,007

Insurance (3.5%)
ACE Ltd.	94,650	5,214,268
Aflac, Inc.	135,200	8,490,560
Allstate Corp.	156,576	7,138,300
American International Group, Inc.^	764,587	20,230,972
Aon Corp.	84,925	3,901,454
Assurant, Inc.	27,280	1,799,389
Chubb Corp.	103,900	5,092,139
Cincinnati Financial Corp.	46,363	1,177,620
Genworth Financial, Inc., Class A	123,070	2,191,877
Hartford Financial Services Group, Inc.	89,500	5,779,015
Lincoln National Corp.^	73,728	3,341,353
Loews Corp.	102,997	4,830,559
Marsh & McLennan Cos., Inc.	145,450	3,861,697
MBIA, Inc.^	60,300	264,717
MetLife, Inc.	201,950	10,656,901
Principal Financial Group, Inc.	73,600	3,088,992
Progressive Corp.	192,650	3,606,408
Prudential Financial, Inc.^	124,000	7,407,760
Safeco Corp.	25,600	1,719,296
Torchmark Corp.	25,550	1,498,508
Travelers Cos., Inc.	171,974	7,463,672
Unum Group^	98,470	2,013,712
XL Capital Ltd., Class A	50,900	1,046,504

		111,815,673

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT)^	25,500	868,530
AvalonBay Communities, Inc. (REIT)^	21,963	1,958,221
Boston Properties, Inc. (REIT)^	34,100	3,076,502
Developers Diversified Realty Corp. (REIT)^	34,032	1,181,251
Equity Residential (REIT)^	76,900	2,942,963
General Growth Properties, Inc. (REIT)	76,102	2,665,853
HCP, Inc. (REIT)^	66,768	2,123,890
Host Hotels & Resorts, Inc. (REIT)^	148,459	2,026,465
Kimco Realty Corp. (REIT)^	72,170	2,491,308
Plum Creek Timber Co., Inc. (REIT)^	48,650	2,077,842
ProLogis (REIT)^	74,550	4,051,793
Public Storage (REIT)^	35,100	2,835,729
Simon Property Group, Inc. (REIT)^	63,900	5,743,971
Vornado Realty Trust (REIT)^	38,450	3,383,600

		37,427,918

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	49,350	947,520

Thrifts & Mortgage Finance (0.5%)
Countrywide Financial Corp.^	165,798	704,641
Fannie Mae^	302,650	5,904,701
Freddie Mac^	183,850	3,015,140
Hudson City Bancorp, Inc.	147,614	2,462,202
MGIC Investment Corp.^	35,550	217,211
Sovereign Bancorp, Inc.^	136,235	1,002,690

	Number of Shares	Value (Note 1)
Washington Mutual, Inc.^	301,040	$1,484,127

		14,790,712

Total Financials		452,217,765

Health Care (11.9%)
Biotechnology (1.5%)
Amgen, Inc.*^	309,554	14,598,567
Biogen Idec, Inc.*^	83,289	4,655,022
Celgene Corp.*	124,000	7,919,880
Genzyme Corp.*	76,050	5,477,121
Gilead Sciences, Inc.*	262,300	13,888,785

		46,539,375

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	178,400	11,406,896
Becton, Dickinson & Co.	69,400	5,642,220
Boston Scientific Corp.*	382,856	4,705,300
C.R. Bard, Inc.	28,250	2,484,588
Covidien Ltd.	142,038	6,802,200
Hospira, Inc.*^	45,210	1,813,373
Intuitive Surgical, Inc.*^	11,063	2,980,372
Medtronic, Inc.	319,400	16,528,950
St. Jude Medical, Inc.*	96,322	3,937,643
Stryker Corp.	67,950	4,272,696
Varian Medical Systems, Inc.*	35,738	1,853,015
Zimmer Holdings, Inc.*	65,850	4,481,093

		66,908,346

Health Care Providers & Services (1.8%)
Aetna, Inc.	137,822	5,585,926
AmerisourceBergen Corp.	45,750	1,829,543
Cardinal Health, Inc.	101,475	5,234,080
CIGNA Corp.	79,850	2,825,891
Coventry Health Care, Inc.*	43,150	1,312,623
Express Scripts, Inc.*	71,400	4,478,208
Humana, Inc.*	48,150	1,914,926
Laboratory Corp. of America Holdings*^	31,700	2,207,271
McKesson Corp.	78,831	4,407,441
Medco Health Solutions, Inc.*	144,072	6,800,198
Patterson Cos., Inc.*	36,800	1,081,552
Quest Diagnostics, Inc.	44,850	2,173,880
Tenet Healthcare Corp.*	136,200	757,272
UnitedHealth Group, Inc.	349,400	9,171,750
WellPoint, Inc.*	149,650	7,132,319

		56,912,880

Health Care Technology (0.0%)
IMS Health, Inc.	51,520	1,200,416

Life Sciences Tools & Services (0.4%)
Applera Corp.- Applied Biosystems Group	47,900	1,603,692
Millipore Corp.*	15,650	1,062,009
PerkinElmer, Inc.	33,600	935,760
Thermo Fisher Scientific, Inc.*	118,900	6,626,297
Waters Corp.*	28,500	1,838,250

		12,066,008

Pharmaceuticals (6.1%)
Abbott Laboratories	438,850	23,245,884
Allergan, Inc.	87,500	4,554,375
Barr Pharmaceuticals, Inc.*	30,750	1,386,210
Bristol-Myers Squibb Co.	562,900	11,556,337
Eli Lilly & Co.	281,260	12,982,962
Forest Laboratories, Inc.*^	86,600	3,008,484
Johnson & Johnson	801,460	51,565,936
King Pharmaceuticals, Inc.*^	70,110	734,052
Merck & Co., Inc.	610,350	23,004,091
Mylan, Inc.*^	86,550	1,044,659
Pfizer, Inc.	1,923,772	33,608,297
Schering-Plough Corp.	461,050	9,078,074

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	29,650	$805,591
Wyeth	379,200	18,186,432

		194,761,384

Total Health Care		378,388,409

Industrials (11.1%)
Aerospace & Defense (2.7%)
Boeing Co.	213,674	14,042,655
General Dynamics Corp.	113,300	9,539,860
Goodrich Corp.	35,550	1,687,203
Honeywell International, Inc.	210,912	10,604,655
L-3 Communications Holdings, Inc.	34,900	3,171,363
Lockheed Martin Corp.	96,108	9,482,015
Northrop Grumman Corp.	97,270	6,507,363
Precision Castparts Corp.	39,650	3,821,071
Raytheon Co.	120,250	6,767,670
Rockwell Collins, Inc.	45,750	2,194,170
United Technologies Corp.	276,800	17,078,560

		84,896,585

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.^	48,552	2,662,592
Expeditors International of Washington, Inc.^	60,648	2,607,864
FedEx Corp.	88,210	6,950,066
United Parcel Service, Inc., Class B	290,350	17,847,814

		30,068,336

Airlines (0.1%)
Southwest Airlines Co.	208,018	2,712,555

Building Products (0.1%)
Masco Corp.^	102,850	1,617,831

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*	95,850	1,209,627
Avery Dennison Corp.^	30,300	1,331,079
Cintas Corp.	37,150	984,847
Equifax, Inc.^	36,800	1,237,216
Monster Worldwide, Inc.*	35,250	726,503
Pitney Bowes, Inc.	59,000	2,011,900
R.R. Donnelley & Sons Co.	60,350	1,791,791
Robert Half International, Inc.	45,100	1,081,047
Waste Management, Inc.^	139,506	5,260,771

		15,634,781

Construction & Engineering (0.2%)
Fluor Corp.	25,250	4,698,520
Jacobs Engineering Group, Inc.*^	34,614	2,793,350

		7,491,870

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	49,450	1,953,275
Emerson Electric Co.	222,000	10,977,900
Rockwell Automation, Inc.	41,750	1,825,727

		14,756,902

Industrial Conglomerates (3.1%)
3M Co.	200,300	13,938,877
General Electric Co.	2,834,350	75,648,801
Textron, Inc.	70,900	3,398,237
Tyco International Ltd.^	137,138	5,491,006

		98,476,921

Machinery (1.9%)
Caterpillar, Inc.	174,800	12,903,736
Cummins, Inc.	57,800	3,787,056
Danaher Corp.	72,450	5,600,385
Deere & Co.^	122,600	8,843,138
Dover Corp.	53,900	2,607,143
Eaton Corp.	46,850	3,980,845
Illinois Tool Works, Inc.	112,950	5,366,254
Ingersoll-Rand Co., Ltd., Class A	90,358	3,382,100
ITT Corp.	51,700	3,274,161

	Number of Shares	Value (Note 1)
Manitowoc Co., Inc.^	36,956	$1,202,179
PACCAR, Inc.^	103,850	4,344,045
Pall Corp.	34,050	1,351,104
Parker Hannifin Corp.	47,700	3,401,964
Terex Corp.*	28,500	1,464,045

		61,508,155

Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.^	83,353	8,326,131
CSX Corp.	115,100	7,229,431
Norfolk Southern Corp.	106,850	6,696,290
Ryder System, Inc.	16,400	1,129,632
Union Pacific Corp.	147,000	11,098,500

		34,479,984

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	18,500	1,513,300

Total Industrials		353,157,220

Information Technology (16.4%)
Communications Equipment (2.5%)
Ciena Corp.*^	25,614	593,476
Cisco Systems, Inc.*	1,679,750	39,070,985
Corning, Inc.	447,792	10,321,606
JDS Uniphase Corp.*^	65,350	742,376
Juniper Networks, Inc.*	149,200	3,309,256
Motorola, Inc.^	641,302	4,707,157
QUALCOMM, Inc.	460,300	20,423,511
Tellabs, Inc.*^	112,950	525,217

		79,693,584

Computers & Peripherals (4.7%)
Apple, Inc.*	250,700	41,977,208
Dell, Inc.*^	574,602	12,572,292
EMC Corp.*	587,800	8,634,782
Hewlett-Packard Co.	701,349	31,006,639
International Business Machines Corp.	390,601	46,297,937
Lexmark International, Inc., Class A*^	27,050	904,281
NetApp, Inc.*^	97,600	2,114,016
QLogic Corp.*	37,600	548,584
SanDisk Corp.*^	63,850	1,193,995
Sun Microsystems, Inc.*	222,250	2,418,080
Teradata Corp.*	51,055	1,181,413

		148,849,227

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*^	102,423	3,640,113
Jabil Circuit, Inc.	59,450	975,575
Molex, Inc.	39,500	964,195
Tyco Electronics Ltd.	135,938	4,869,299

		10,449,182

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*^	47,858	1,664,980
eBay, Inc.*^	314,350	8,591,185
Google, Inc., Class A*	66,128	34,811,102
VeriSign, Inc.*	55,350	2,092,230
Yahoo!, Inc.*	391,150	8,081,159

		55,240,656

IT Services (0.9%)
Affiliated Computer Services, Inc., Class A*	27,380	1,464,556
Automatic Data Processing, Inc.	147,450	6,178,155
Cognizant Technology Solutions Corp., Class A*	82,100	2,669,071
Computer Sciences Corp.*	43,000	2,014,120
Convergys Corp.*	35,050	520,843
Electronic Data Systems Corp.	142,950	3,522,288

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	48,850	$1,803,054
Fiserv, Inc.*	46,650	2,116,510
Paychex, Inc.	91,175	2,851,954
Total System Services, Inc.^	56,325	1,251,542
Unisys Corp.*	101,300	400,135
Western Union Co.	210,349	5,199,827

		29,992,055

Office Electronics (0.1%)
Xerox Corp.	255,650	3,466,614

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*^	172,400	1,005,092
Altera Corp.	85,200	1,763,640
Analog Devices, Inc.^	82,450	2,619,436
Applied Materials, Inc.	385,400	7,357,286
Broadcom Corp., Class A*	127,150	3,469,923
Intel Corp.	1,628,850	34,987,698
KLA-Tencor Corp.	48,350	1,968,329
Linear Technology Corp.^	63,050	2,053,538
LSI Corp.*	181,200	1,112,568
MEMC Electronic Materials, Inc.*	64,771	3,986,007
Microchip Technology, Inc.^	52,536	1,604,449
Micron Technology, Inc.*^	216,350	1,298,100
National Semiconductor Corp.	61,300	1,259,102
Novellus Systems, Inc.*^	28,300	599,677
NVIDIA Corp.*	157,650	2,951,208
Teradyne, Inc.*^	48,750	539,663
Texas Instruments, Inc.	376,131	10,591,849
Xilinx, Inc.	79,350	2,003,588

		81,171,153

Software (3.6%)
Adobe Systems, Inc.*	151,250	5,957,737
Autodesk, Inc.*	63,650	2,152,007
BMC Software, Inc.*	54,250	1,953,000
CA, Inc.	111,025	2,563,567
Citrix Systems, Inc.*	52,150	1,533,732
Compuware Corp.*	74,350	709,299
Electronic Arts, Inc.*	90,550	4,023,137
Intuit, Inc.*	91,200	2,514,384
Microsoft Corp.	2,277,550	62,655,400
Novell, Inc.*	100,550	592,240
Oracle Corp.*	1,127,897	23,685,837
Symantec Corp.*	238,890	4,622,521

		112,962,861

Total Information Technology		521,825,332

Materials (3.9%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	59,950	5,926,657
Ashland, Inc.	15,900	766,380
Dow Chemical Co.	264,551	9,235,475
E.I. du Pont de Nemours & Co.	256,100	10,984,129
Eastman Chemical Co.	21,650	1,490,819
Ecolab, Inc.	49,900	2,145,201
Hercules, Inc.	32,100	543,453
International Flavors & Fragrances, Inc.	22,900	894,474
Monsanto Co.	156,048	19,730,709
PPG Industries, Inc.	46,700	2,679,179
Praxair, Inc.	89,050	8,392,072
Rohm & Haas Co.^	35,706	1,658,187
Sigma-Aldrich Corp.	36,650	1,973,969

		66,420,704

Construction Materials (0.1%)
Vulcan Materials Co.^	31,100	1,859,158

Containers & Packaging (0.1%)
Ball Corp.	27,800	1,327,172

	Number of Shares	Value (Note 1)
Bemis Co., Inc.^	28,250	$633,365
Pactiv Corp.*^	37,150	788,695
Sealed Air Corp.	45,534	865,601

		3,614,833

Metals & Mining (1.4%)
AK Steel Holding Corp.	31,898	2,200,962
Alcoa, Inc.	231,798	8,256,645
Allegheny Technologies, Inc.	28,750	1,704,300
Freeport-McMoRan Copper & Gold, Inc.^	108,994	12,773,007
Newmont Mining Corp.^	129,100	6,733,856
Nucor Corp.^	89,150	6,656,830
Titanium Metals Corp.^	27,783	388,684
United States Steel Corp.	33,500	6,190,130

		44,904,414

Paper & Forest Products (0.2%)
International Paper Co.^	121,535	2,831,765
MeadWestvaco Corp.^	49,359	1,176,719
Weyerhaeuser Co.	60,050	3,070,957

		7,079,441

Total Materials		123,878,550

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,689,400	56,915,886
CenturyTel, Inc.	29,950	1,065,921
Citizens Communications Co.^	92,150	1,044,981
Embarq Corp.	41,959	1,983,402
Qwest Communications International, Inc.^	432,593	1,700,090
Verizon Communications, Inc.	810,596	28,695,098
Windstream Corp.^	127,186	1,569,475

		92,974,853

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	112,742	4,763,350
Sprint Nextel Corp.	810,691	7,701,564

		12,464,914

Total Telecommunication Services		105,439,767

Utilities (4.0%)
Electric Utilities (2.4%)
Allegheny Energy, Inc.	47,750	2,392,752
American Electric Power Co., Inc.	114,230	4,595,473
Duke Energy Corp.	359,562	6,249,188
Edison International	92,700	4,762,926
Entergy Corp.	54,450	6,560,136
Exelon Corp.	186,550	16,782,038
FirstEnergy Corp.	86,751	7,142,210
FPL Group, Inc.	116,050	7,610,559
Pepco Holdings, Inc.	57,255	1,468,591
Pinnacle West Capital Corp.	28,600	880,022
PPL Corp.	106,088	5,545,220
Progress Energy, Inc.	74,350	3,110,060
Southern Co.	218,150	7,617,798

		74,716,973

Gas Utilities (0.1%)
Nicor, Inc.^	12,850	547,282
Questar Corp.	49,300	3,502,272

		4,049,554

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	191,000	3,669,110
Constellation Energy Group, Inc.	50,700	4,162,470
Dynegy, Inc., Class A*	141,215	1,207,388

		9,038,968

Multi-Utilities (1.2%)
Ameren Corp.	59,550	2,514,796
CenterPoint Energy, Inc.	93,250	1,496,663
CMS Energy Corp.^	64,000	953,600

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	77,550	$3,031,429
Dominion Resources, Inc.	164,346	7,804,792
DTE Energy Co.^	46,350	1,967,094
Integrys Energy Group, Inc.^	21,724	1,104,231
NiSource, Inc.^	77,959	1,397,025
PG&E Corp.	101,600	4,032,504
Public Service Enterprise Group, Inc.^	144,600	6,641,478
Sempra Energy	71,222	4,020,482
TECO Energy, Inc.^	59,900	1,287,251
Xcel Energy, Inc.^	122,445	2,457,471

		38,708,816

Total Utilities		126,514,311

Total Common Stocks (99.9%) (Cost $2,891,974,355)		3,176,184,768

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$401,497	401,497
Allstate Life Insurance Co.
2.51%, 8/27/08 (l)	2,208,235	2,208,235
American Express Bank FSB
2.49%, 7/18/08 (l)	401,497	401,497
American Honda Finance Corp.
2.71%, 9/11/08 (l)	301,123	301,123
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,645,816	1,645,816
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,337,297	1,337,297
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	4,697,518	4,697,518
Bank of Ireland
2.13%, 12/29/08 (l)	2,007,439	2,007,439
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	3,493,026	3,493,026
Bank of Scotland plc
2.12%, 7/17/08 (l)	843,144	843,144
Bank of Scotland plc/London
3.25%, 7/1/08	3,180,862	3,180,862
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	2,007,486	2,007,486
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	923,444	923,444
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	4,014,973	4,014,973
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	1,003,743	1,003,743
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,605,559	1,605,559
2.12%, 5/11/09 (l)	2,408,410	2,408,410
Calyon/New York
2.12%, 10/14/08 (l)	5,419,683	5,419,683
2.16%, 7/2/10 (l)	2,006,643	2,006,643
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	2,529,433	2,529,433
CC USA, Inc.
2.13%, 2/12/09 (l)	1,404,862	1,404,862
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,288,534	2,288,534
Comerica Bank
2.12%, 8/7/08 (l)	1,164,243	1,164,243
2.74%, 1/12/09	1,847,204	1,847,204
2.50%, 3/16/09 (l)	2,328,579	2,328,579

	Principal Amount	Value (Note 1)
2.52%, 6/19/09 (l)	$2,529,669	$2,529,669
2.53%, 6/19/09 (l)	1,445,318	1,445,318
Commerzbank AG/New York
2.60%, 7/14/08	2,007,486	2,007,486
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,003,743	1,003,743
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	20,074,863	20,074,863
2.80%, 7/1/08 (r)	14,306,724	14,306,724
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	992,702	992,702
Fifth Third Bancorp
2.49%, 8/22/08 (l)	240,898	240,898
Five Finance, Inc.
2.13%, 2/23/09 (l)	802,764	802,764
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,003,743	1,003,743
2.15%, 3/12/10 (l)	1,846,887	1,846,887
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	3,493,026	3,493,026
2.54%, 9/12/08 (l)	762,845	762,845
2.60%, 12/23/08 (l)	1,023,916	1,023,916
2.16%, 3/27/09 (l)	3,131,679	3,131,679
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	70,262,020	70,262,020
2.95%, 7/1/08 (r)	30,112,295	30,112,295
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	2,309,460	2,309,460
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	2,007,486	2,007,486
Links Finance LLC
2.12%, 6/22/09 (l)	2,609,079	2,609,079
MassMutual Global Funding II
2.15%, 3/26/10 (l)	3,372,577	3,372,577
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,405,240	1,405,240
2.11%, 1/23/09 (l)	1,405,240	1,405,240
2.12%, 3/13/09 (l)	441,647	441,647
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	1,927,187	1,927,187
2.17%, 6/29/09 (l)	1,204,492	1,204,492
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,091,529	3,091,529
2.18%, 5/26/10 (l)	281,048	281,048
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,023,818	1,023,818
Morgan Stanley
3.22%, 2/9/09 (l)	2,373,332	2,373,332
New York Life Global Funding
2.50%, 3/30/09 (l)	1,405,240	1,405,240
Pricoa Global Funding I
2.12%, 9/22/08 (l)	3,412,727	3,412,727
2.16%, 12/15/09 (l)	802,995	802,995
2.15%, 6/25/10 (l)	1,806,376	1,806,376
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	321,198	321,198
SLM Corp.
2.87%, 12/15/08 (l)	773,063	773,063
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	10,037,432	10,037,432
Tango Finance Corp.
2.13%, 6/25/09 (l)	2,648,923	2,648,923
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,204,492	1,204,492

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	$802,995	$802,995
2.50%, 8/14/08 (l)	802,995	802,995
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	602,246	602,246
Wells Fargo & Co.
2.62%, 8/3/09 (l)	3,613,475	3,613,475
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	240,898	240,898

Total Short-Term Investments of Cash Collateral for Securities Loaned		258,438,018

Time Deposit (0.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08	3,779,996	3,779,996

Total Short-Term Investments (8.3%) (Amortized Cost $262,218,014)		262,218,014

Total Investments (108.2%) (Cost/Amortized Cost $3,154,192,369)		3,438,402,782
Other Assets Less Liabilities (-8.2%)		(259,246,392)

Net Assets (100%)		$3,179,156,390

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Depreciation
S&P 500 Index	12	September-08	$3,958,548	$3,843,300	$(115,248)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$3,176,184,768	$262,218,014	$—	$3,438,402,782
Other Investments*	—	—	—	—

Total	$3,176,184,768	$262,218,014	$—	$3,438,402,782

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	115,248	—	—	115,248

Total	$115,248	$—	$—	$115,248

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$179,864,172
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$193,741,566

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$835,253,627
Aggregate gross unrealized depreciation	(569,667,817)

Net unrealized appreciation	$265,585,810

Federal income tax cost of investments	$3,172,816,972

At June 30, 2008, the Portfolio had loaned securities with a total value of $247,532,516. This was secured by collateral of $258,438,018 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.1%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	8,500,000	$7,760,696
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11		1,200,000	1,069,676
6.000%, 6/15/11		1,360,000	1,202,604
New South Wales Treasury Corp.
5.500%, 3/1/17		55,820,000	48,251,468
Toyota Finance Australia Ltd.
6.500%, 5/31/10		5,700,000	5,320,949

Total Australia			63,605,393

Austria (0.0%)
Republic of Austria International Bond
6.000%, 9/26/08	NZD	820,000	620,458

Bermuda (0.3%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12 (m)	EUR	2,050,000	3,211,484

Brazil (0.2%)
Sadia Overseas Ltd.
6.875%, 5/24/17 (b)(m)		$2,000,000	1,963,200

Canada (3.8%)
Bombardier, Inc.
7.250%, 11/15/16 (m)	EUR	4,040,000	6,074,543
Canada Housing Trust No 1
3.950%, 6/15/13	CAD	19,285,000	18,909,399
Province of Ontario
6.250%, 6/16/15	NZD	30,500,000	21,905,258

Total Canada			46,889,200

Cayman Islands (1.0%)
ASIF II
5.375%, 12/7/09	GBP	100,000	192,785
Dubai Holding Commercial Operations MTN Ltd.
6.000%, 2/1/17	GBP	6,650,000	11,730,880

Total Cayman Islands			11,923,665

Denmark (10.2%)
Kingdom of Denmark
4.000%, 11/15/17	DKK	308,905,000	60,726,708
Nordea Bank Danmark AB
4.000%, 10/1/35		27,296,282	4,879,976
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 (b)(m)	EUR	4,085,000	5,820,624
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	12,201,795	2,299,139
5.000%, 7/1/35		37,932,158	7,363,640
5.000%, 10/1/38		76,964,161	14,717,369
Realkredit Danmark A/S
5.000%, 10/1/35		16,507,248	3,203,799
Totalkredit A/S
5.678%, 1/1/15 (l)		136,348,767	28,498,349

Total Denmark			127,509,604

France (15.2%)
Caisse d’Amortissement de la Dette Sociale
3.250%, 4/25/13	EUR	30,250,000	44,113,184
Carrefour S.A.
3.625%, 5/6/13		2,400,000	3,463,406
Dexia Municipal Agency
5.750%, 2/7/12	AUD	5,000,000	4,461,476
France Government Bond OAT
4.000%, 10/25/13	EUR	24,400,000	36,999,777

	Principal Amount		Value (Note 1)
3.750%, 4/25/17	EUR	31,400,000	$45,804,551
France Telecom S.A.
7.500%, 3/14/11 (m)	GBP	4,970,000	10,083,130
Total Capital S.A.
4.875%, 12/23/10		4,100,000	7,907,402
4.125%, 1/25/12	CAD	15,500,000	15,288,758
Veolia Environnement
4.875%, 5/28/13	EUR	7,600,000	11,440,209
5.370%, 5/28/18		7,000,000	10,401,310

Total France			189,963,203

Germany (10.1%)
Bundesobligation
3.500%, 10/14/11	EUR	20,600,000	31,294,600
Kreditanstalt fuer Wiederaufbau
6.000%, 7/15/09	NZD	4,800,000	3,588,695
5.375%, 1/29/14	GBP	11,613,000	22,709,230
4.950%, 10/14/14	CAD	24,600,000	25,252,381
Landwirtschaftliche Rentenbank
5.750%, 6/15/11	AUD	10,810,000	9,829,332
4.250%, 11/16/12	CAD	18,360,000	18,120,980
4.300%, 1/24/16		15,620,000	15,096,055

Total Germany			125,891,273

Ireland (1.2%)
GE Capital European Funding
4.125%, 10/27/16	EUR	6,365,000	8,941,561
Smurfit Kappa Funding plc
7.750%, 4/1/15		4,000,000	5,542,064

Total Ireland			14,483,625

Italy (0.2%)
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	1,400,000	2,492,525

Liberia (0.2%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		$3,050,000	2,668,750

Luxembourg (2.1%)
Gaz Capital S.A. (Gazprom OAO)
5.364%, 10/31/14	EUR	2,800,000	3,841,532
6.605%, 2/13/18		3,500,000	4,948,199
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)(m)		1,930,000	2,263,823
UBS Luxembourg S.A. (Vimpel Communications OJSC)
8.250%, 5/23/16 (m)		$5,075,000	4,967,156
VTB Capital S.A.
6.332%, 3/15/10	GBP	2,400,000	4,555,759
Wind Acquisition Finance S.A.
9.750%, 12/1/15 (m)	EUR	3,800,000	5,997,867

Total Luxembourg			26,574,336

Malaysia (2.7%)
Malaysia Government Bond
3.830%, 9/28/11	MYR	44,600,000	13,497,905
4.240%, 2/7/18		70,000,000	20,454,418

Total Malaysia			33,952,323

Mexico (2.7%)
United Mexican States
10.000%, 12/5/24	MXN	330,160,000	33,864,042

Netherlands (11.5%)
Bank Nederlandse Gemeenten N.V.
4.870%, 4/21/10	GBP	13,310,000	25,988,928
5.000%, 7/16/10	AUD	8,850,000	8,034,474
BMW Finance N.V.
4.125%, 1/24/12	EUR	8,750,000	13,168,814
5.250%, 11/21/13	GBP	6,000,000	11,122,004

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
4.250%, 1/22/14	EUR	2,000,000	$2,938,853
Netherland Government
4.000%, 7/15/16		48,950,000	73,091,009
OI European Group B.V.
6.875%, 3/31/17 (m)		3,500,000	5,179,941
RWE Finance B.V.
4.625%, 8/17/10	GBP	2,000,000	3,825,822

Total Netherlands			143,349,845

New Zealand (1.1%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	17,370,000	13,230,025

Norway (4.9%)
Norwegian Government Bond
6.500%, 5/15/13	NOK	130,585,000	26,879,481
4.250%, 5/19/17		185,995,000	34,338,704

Total Norway			61,218,185

Poland (2.9%)
Poland Government Bond
5.000%, 10/24/13	PLN	84,850,000	36,879,261

Singapore (2.8%)
Singapore Government Bond
4.370%, 1/15/09	SGD	47,550,000	35,635,187

South Africa (0.1%)
Savcio Holdings Pty Ltd.
8.000%, 2/15/13 (m)	EUR	1,150,000	1,593,343

South Korea (2.7%)
Korean Treasury Bond
5.250%, 3/10/27	KRW	38,305,000,000	33,362,866

Supranational (5.6%)
Eurofima
5.500%, 9/15/09	AUD	480,000	447,979
6.250%, 12/28/18		18,270,000	16,401,469
European Investment Bank
3.625%, 10/15/11	EUR	4,800,000	7,243,586
7.000%, 1/18/12	NZD	13,750,000	10,351,209
6.500%, 9/10/14		2,000,000	1,466,896
6.125%, 1/23/17	AUD	13,200,000	11,786,850
4.750%, 10/15/17	EUR	14,000,000	21,642,232

Total Supranational			69,340,221

United Kingdom (6.9%)
ABB International Finance Ltd.
6.500%, 11/30/11	EUR	3,000,000	4,818,809
BAT International Finance plc
5.750%, 12/9/13	GBP	10,450,000	19,750,778
5.375%, 6/29/17	EUR	7,000,000	10,146,258
BP Capital Markets plc
8.000%, 3/11/11	AUD	6,000,000	5,709,952
Centrica plc
5.875%, 11/2/12	GBP	3,000,000	5,721,243
JTI UK Finance plc
5.750%, 2/6/13		3,000,000	5,810,625
Marks & Spencer plc
5.625%, 3/24/14		6,370,000	11,357,104
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	143,004
National Grid plc
5.500%, 7/24/13	GBP	3,000,000	5,583,249
Network Rail Infrastructure Finance plc
4.875%, 11/27/15		5,300,000	10,109,524
Tesco plc
4.750%, 4/13/10	EUR	1,500,000	2,325,187

	Principal Amount		Value (Note 1)
Virgin Media Finance plc
8.750%, 4/15/14	EUR	2,000,000	$2,881,244
9.125%, 8/15/16		$1,800,000	1,687,500

Total United Kingdom			86,044,477

United States (3.5%)
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	750,000	1,166,054
6.500%, 3/14/17	GBP	1,700,000	3,182,976
ARAMARK Services, Inc.
6.373%, 2/1/15 (l)		$1,000,000	935,000
Constellation Brands, Inc.
8.500%, 11/15/09	GBP	2,950,000	5,817,198
Daimler Finance N.A. LLC
4.875%, 6/15/10		$2,000,000	2,011,800
General Electric Capital Corp.
6.625%, 2/4/10	NZD	4,800,000	3,543,811
6.125%, 5/17/12	GBP	1,500,000	2,937,081
Merrill Lynch & Co., Inc.
5.125%, 9/24/10		130,000	241,537
Morgan Stanley
5.375%, 11/14/13		3,100,000	5,540,676
5.125%, 11/30/15		2,780,000	4,672,720
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	500,000	464,963
Procter & Gamble Co.
5.125%, 10/24/17	EUR	5,000,000	7,602,515
SLM Corp.
6.500%, 6/15/10	NZD	2,650,000	1,798,389
Toyota Motor Credit Corp.
7.250%, 11/29/10	AUD	2,500,000	2,357,675
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	1,616,883

Total United States			43,889,278

Total Investments (97.0%) (Cost $1,188,283,124)			1,210,155,769
Other Assets Less Liabilities (3.0%)			37,816,047

Net Assets (100%)			$1,247,971,816

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — European Currency Unit

GBP — British Pound

HKD — Hong Kong Dollar

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SGD — Singapore Dollar

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 8/13/08	30,000	$58,154,100	$59,557,500	$1,403,400
European Union, expiring 8/5/08	38,444	59,800,000	60,419,841	619,841
European Union, expiring 9/12/08	4,503	6,948,129	7,063,631	115,502
Hong Kong Dollar, expiring 8/7/08	286,092	36,678,275	36,719,906	41,631
Japanese Yen, expiring 7/7/08	460,686	4,522,506	4,339,799	(182,707)
Japanese Yen, expiring 7/22/08	6,220,520	60,319,350	58,651,100	(1,668,250)
Japanese Yen, expiring 8/7/08	3,595,440	34,293,429	33,930,761	(362,668)
Japanese Yen, expiring 8/7/08	2,733,480	26,258,213	25,796,302	(461,911)
Japanese Yen, expiring 8/7/08	231,173	2,206,780	2,181,614	(25,166)
Japanese Yen, expiring 8/13/08	5,745,470	55,101,851	54,237,926	(863,925)
Japanese Yen, expiring 8/19/08	5,936,000	57,028,369	56,054,087	(974,282)
Japanese Yen, expiring 9/12/08	1,026,207	9,608,349	9,702,989	94,640
Japanese Yen, expiring 9/12/08	6,135,320	57,444,842	58,010,659	565,817

				$(1,698,078)

Foreign Currency Sell Contracts
Australian Dollar, expiring 7/7/08	5,000	$4,522,506	$4,789,750	$(267,244)
British Pound, expiring 8/13/08	28,840	55,101,851	57,254,263	(2,152,412)
British Pound, expiring 9/12/08	4,962	9,608,349	9,827,919	(219,570)
Canadian Dollar, expiring 7/22/08	60,985	60,319,350	59,791,652	527,698
European Union, expiring 8/5/08	38,858	59,800,000	61,071,379	(1,271,379)
European Union, expiring 9/12/08	37,372	57,444,842	58,624,265	(1,179,423)
Hong Kong Dollar, expiring 8/07/08	268,717	34,293,429	34,489,829	(196,400)
Hong Kong Dollar, expiring 8/07/08	17,375	2,206,780	2,230,077	(23,297)
Japanese Yen, expiring 8/7/08	3,915,519	36,678,275	36,951,399	(273,124)
Japanese Yen, expiring 8/13/08	5,950,290	58,154,100	56,171,452	1,982,648
New Zealand Dollar, expiring 8/19/08	76,377	57,028,369	57,736,995	(708,626)

				$(3,781,129)

				$(5,479,207)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$45,514,857	$1,164,640,912	$—	$1,210,155,769
Other Investments*	—	5,351,177	—	5,351,177

Total	$45,514,857	$1,169,992,089	$—	$1,215,506,946

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	10,830,384	—	10,830,384

Total	$—	$10,830,384	$—	$10,830,384

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$865,677,866
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$434,330,999

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,399,394
Aggregate gross unrealized depreciation	(19,623,015)

Net unrealized appreciation	$21,776,379

Federal income tax cost of investments	$1,188,379,390

The Portfolio has a net capital loss carryforward of $1,647,669 which expires in the year 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	41,447	$1,366,093

Internet & Catalog Retail (7.4%)
Amazon.com, Inc.*^	145,423	10,663,869
Blue Nile, Inc.*^	87,600	3,724,752

		14,388,621

Media (2.5%)
Omnicom Group, Inc.	106,838	4,794,889

Multiline Retail (1.1%)
Target Corp.	44,792	2,082,380

Specialty Retail (1.9%)
Best Buy Co., Inc.	48,647	1,926,421
Home Depot, Inc.	72,300	1,693,266

		3,619,687

Textiles, Apparel & Luxury Goods (3.1%)
Timberland Co., Class A*^	365,200	5,971,020

Total Consumer Discretionary		32,222,690

Consumer Staples (6.5%)
Beverages (1.0%)
Coca-Cola Co.	37,681	1,958,659

Food & Staples Retailing (0.3%)
Whole Foods Market, Inc.^	22,400	530,656

Food Products (1.4%)
McCormick & Co., Inc. (Non-Voting)	79,600	2,838,536

Household Products (3.8%)
Clorox Co.	78,400	4,092,480
Procter & Gamble Co.	52,988	3,222,200

		7,314,680

Total Consumer Staples		12,642,531

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Chevron Corp.	14,100	1,397,733
ConocoPhillips	14,811	1,398,010

Total Energy		2,795,743

Financials (7.6%)
Capital Markets (2.5%)
Legg Mason, Inc.	113,000	4,923,410

Diversified Financial Services (0.8%)
Citigroup, Inc.	87,226	1,461,908

Insurance (4.3%)
Marsh & McLennan Cos., Inc.	315,107	8,366,091

Total Financials		14,751,409

Health Care (21.8%)
Biotechnology (5.9%)
Amgen, Inc.*	221,185	10,431,084
Biogen Idec, Inc.*	16,336	913,019

		11,344,103

Health Care Equipment & Supplies (6.6%)
Medtronic, Inc.	132,572	6,860,601
St. Jude Medical, Inc.*	38,964	1,592,848
Zimmer Holdings, Inc.*	62,618	4,261,155

		12,714,604

Health Care Providers & Services (1.8%)
WellPoint, Inc.*	72,700	3,464,882

	Number of Shares	Value (Note 1)
Pharmaceuticals (7.5%)
Bristol-Myers Squibb Co.	204,575	$4,199,925
Novartis AG (ADR)	188,300	10,364,032

		14,563,957

Total Health Care		42,087,546

Industrials (7.3%)
Air Freight & Logistics (3.5%)
Expeditors International of Washington, Inc.^	141,200	6,071,600
United Parcel Service, Inc., Class B	12,200	749,934

		6,821,534

Commercial Services & Supplies (2.9%)
Cintas Corp.	208,700	5,532,637

Industrial Conglomerates (0.9%)
Tyco International Ltd.	44,795	1,793,592

Total Industrials		14,147,763

Information Technology (36.9%)
Communications Equipment (7.1%)
Cisco Systems, Inc.*	222,725	5,180,583
QUALCOMM, Inc.	191,191	8,483,145

		13,663,728

Computers & Peripherals (2.4%)
Dell, Inc.*	207,829	4,547,299

Internet Software & Services (4.0%)
Bankrate, Inc.*^	43,100	1,683,917
Google, Inc., Class A*	11,463	6,034,352

		7,718,269

IT Services (4.2%)
Automatic Data Processing, Inc.	85,372	3,577,087
Visa, Inc., Class A*	56,800	4,618,408

		8,195,495

Semiconductors & Semiconductor Equipment (8.6%)
Altera Corp.^	465,603	9,637,982
Intel Corp.	85,536	1,837,313
KLA-Tencor Corp.	20,851	848,844
Linear Technology Corp.	81,500	2,654,455
Texas Instruments, Inc.	56,662	1,595,602

		16,574,196

Software (10.6%)
FactSet Research Systems, Inc.^	103,900	5,855,804
Microsoft Corp.	223,468	6,147,605
Oracle Corp.*	403,976	8,483,496

		20,486,905

Total Information Technology		71,185,892

Total Common Stocks (98.3%) (Cost $196,859,059)		189,833,574

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.5%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08	$46,588	46,588
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	256,236	256,236
American Express Bank FSB
2.49%, 7/18/08 (l)	46,588	46,588
American Honda Finance Corp.
2.71%, 9/11/08 (l)	34,941	34,941
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	190,975	190,975
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	155,175	155,175

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	$545,083	$545,083
Bank of Ireland
2.13%, 12/29/08 (l)	232,936	232,936
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	405,318	405,318
Bank of Scotland plc/London
3.25%, 7/1/08	369,096	369,096
2.12%, 7/17/08 (l)	97,835	97,835
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	232,942	232,942
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	107,153	107,153
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	465,883	465,883
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	116,471	116,471
Beta Finance, Inc.
2.13%, 2/17/09 (l)	186,303	186,303
2.12%, 5/11/09 (l)	279,463	279,463
Calyon/New York
2.12%, 10/14/08 (l)	628,880	628,880
2.16%, 7/2/10 (l)	232,844	232,844
CAM U.S. Finance S.A.U.
2.92%, 2/2/09	293,506	293,506
CC USA, Inc.
2.13%, 2/12/09 (l)	163,015	163,015
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	265,553	265,553
Comerica Bank
2.12%, 8/7/08 (l)	135,095	135,095
2.74%, 1/12/09 (l)	214,343	214,343
2.50%, 3/16/09 (l)	270,200	270,200
2.52%, 6/19/09 (l)	293,534	293,534
2.53%, 6/19/09 (l)	167,710	167,710
Commerzbank AG/New York
2.60%, 7/14/08	232,942	232,942
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	116,471	116,471
Deutsche Bank AG/Singapore
3.50%, 7/1/08	115,190	115,190
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	2,329,415	2,329,415
2.80%, 7/1/08 (r)	1,660,101	1,660,101
Fifth Third Bancorp
2.49%, 8/22/08 (l)	27,953	27,953
Five Finance, Inc.
2.13%, 2/23/09 (l)	93,150	93,150
General Electric Capital Corp.
2.58%, 2/19/09 (l)	116,471	116,471
2.15%, 3/12/10 (l)	214,306	214,306
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	405,318	405,318
2.54%, 9/12/08 (l)	88,518	88,518
2.60%, 12/23/08 (l)	118,812	118,812
2.16%, 3/27/09 (l)	363,389	363,389
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	8,152,952	8,152,951
2.95%, 7/1/08 (r)	3,494,122	3,494,122
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	267,981	267,981
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	232,942	232,942
Links Finance LLC
2.12%, 6/22/09 (l)	302,748	302,748

	Principal Amount	Value (Note 1)
MassMutual Global Funding II
2.15%, 3/26/10 (l)	$391,342	$391,342
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	163,059	163,059
2.11%, 1/23/09 (l)	163,059	163,059
2.12%, 3/13/09 (l)	51,247	51,247
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	223,624	223,624
2.17%, 6/29/09 (l)	139,765	139,765
Monumental Global Funding II
2.15%, 3/26/10 (l)	358,730	358,730
2.18%, 5/26/10 (l)	32,612	32,612
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	118,800	118,800
Morgan Stanley
3.22%, 2/9/09 (l)	275,393	275,393
New York Life Global Funding
2.50%, 3/30/09 (l)	163,059	163,059
Pricoa Global Funding I
2.12%, 9/22/08 (l)	396,001	396,001
2.16%, 12/15/09 (l)	93,177	93,177
2.15%, 6/25/10 (l)	209,605	209,605
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	37,271	37,271
SLM Corp.
2.87%, 12/15/08 (l)	89,703	89,703
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,164,707	1,164,707
Tango Finance Corp.
2.13%, 6/25/09 (l)	307,371	307,371
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	139,765	139,765
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	93,177	93,177
2.50%, 8/14/08 (l)	93,177	93,177
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	69,882	69,882
Wells Fargo & Co.
2.62%, 8/3/09 (l)	419,294	419,294
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	27,953	27,953

Total Short-Term Investments of Cash Collateral for Securities Loaned		29,988,219

Time Deposit (1.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08	3,061,565	3,061,565

Total Short-Term Investments (17.1%) (Amortized Cost $33,049,784)		33,049,784

Total Investments (115.4%) (Cost/Amortized Cost $229,908,843)		222,883,358
Other Assets Less Liabilities (-15.4%)		(29,757,800)

Net Assets (100%)		$193,125,558

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$189,833,574	$33,049,784	$—	$222,883,358
Other Investments*	—	—	—	—

Total	$189,833,574	$33,049,784	$—	$222,883,358

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,586,028
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$49,684,713

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,666,809
Aggregate gross unrealized depreciation	(21,861,733)

Net unrealized depreciation	$(7,194,924)

Federal income tax cost of investments	$230,078,282

At June 30, 2008, the Portfolio had loaned securities with a total value of $28,561,677. This was secured by collateral of $29,988,219 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (1.4%)
WABCO Holdings, Inc.	471,806	$21,920,107

Diversified Consumer Services (3.0%)
DeVry, Inc.^	567,108	30,408,331
Weight Watchers International, Inc.^	409,289	14,574,781

		44,983,112

Hotels, Restaurants & Leisure (1.0%)
International Game Technology	629,454	15,723,761

Household Durables (2.0%)
Harman International Industries, Inc.	722,699	29,912,512

Media (2.8%)
Walt Disney Co.	1,378,478	43,008,513

Total Consumer Discretionary		155,548,005

Consumer Staples (6.4%)
Beverages (3.9%)
Coca Cola Hellenic Bottling Co. S.A. (ADR)	498,250	13,487,627
Molson Coors Brewing Co., Class B	854,229	46,410,262

		59,897,889

Food & Staples Retailing (2.5%)
CVS Caremark Corp.	956,600	37,852,662

Total Consumer Staples		97,750,551

Energy (25.4%)
Energy Equipment & Services (13.6%)
BJ Services Co.	1,249,830	39,919,570
Cameron International Corp.*	442,910	24,515,069
Diamond Offshore Drilling, Inc.^	266,180	37,036,285
Halliburton Co.^	667,900	35,445,453
Oceaneering International, Inc.*^	301,602	23,238,434
SEACOR Holdings, Inc.*^	215,300	19,271,503
Weatherford International Ltd.*	530,800	26,322,372

		205,748,686

Oil, Gas & Consumable Fuels (11.8%)
Chesapeake Energy Corp.	605,218	39,920,179
Consol Energy, Inc.^	297,710	33,453,673
Denbury Resources, Inc.*	230,998	8,431,427
EOG Resources, Inc.	159,821	20,968,515
EXCO Resources, Inc.*^	858,200	31,676,162
Peabody Energy Corp.^	307,386	27,065,338
XTO Energy, Inc.^	258,865	17,734,841

		179,250,135

Total Energy		384,998,821

Financials (2.3%)
Capital Markets (0.8%)
Ashmore Group plc	2,703,669	11,659,181

Diversified Financial Services (1.4%)
Bolsa de Mercadorias e Futuros - BM&F	2,489,400	21,445,084

Real Estate Management & Development (0.1%)
Indiabulls Real Estate Ltd.*	250,564	1,586,954

Total Financials		34,691,219

Health Care (5.6%)
Health Care Equipment & Supplies (1.6%)
C.R. Bard, Inc.	268,570	23,620,732

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.2%)
Express Scripts, Inc.*	525,234	$32,942,676

Life Sciences Tools & Services (1.8%)
Waters Corp.*	435,736	28,104,972

Total Health Care		84,668,380

Industrials (17.1%)
Commercial Services & Supplies (1.1%)
Agrenco Ltd. (BDR)*	11,000	10,430
Waste Management, Inc.	422,700	15,940,017

		15,950,447

Electrical Equipment (8.0%)
Alstom S.A.^	200,900	46,392,749
Bharat Heavy Electricals Ltd.	717,148	22,992,907
Nexans S.A.	201,286	24,836,625
Prysmian S.p.A.	1,087,167	27,541,093

		121,763,374

Machinery (5.5%)
Colfax Corp.*	131,900	3,309,371
Flowserve Corp.	586,098	80,119,579

		83,428,950

Road & Rail (2.5%)
All America Latina Logistica S.A.	970,800	12,377,988
CSX Corp.	375,200	23,566,312
Hertz Global Holdings, Inc.*^	216,807	2,081,347

		38,025,647

Total Industrials		259,168,418

Information Technology (13.9%)
Communications Equipment (7.1%)
Harris Corp.	182,504	9,214,627
Nokia Oyj (ADR)	1,282,000	31,409,000
QUALCOMM, Inc.	323,300	14,344,821
Research In Motion Ltd.*	99,500	11,679,077
Research In Motion Ltd. (Toronto Exchange)*	346,785	40,539,166

		107,186,691

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*^	774,953	26,960,615

IT Services (4.8%)
Fiserv, Inc.*	828,251	37,577,748
Global Cash Access Holdings, Inc.*^	1,688,495	11,583,076
Visa, Inc., Class A*	293,408	23,857,004

		73,017,828

Semiconductors & Semiconductor Equipment (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	351,000	3,829,410

Total Information Technology		210,994,544

Materials (8.3%)
Metals & Mining (8.3%)
Freeport-McMoRan Copper & Gold, Inc.^	356,914	41,826,752
MMX Mineracao e Metalicos S.A.*	231,300	7,111,707
Nucor Corp.	156,400	11,678,388
Steel Dynamics, Inc.^	808,034	31,569,888
United States Steel Corp.	180,900	33,426,702

Total Materials		125,613,437

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.9%)
Wireless Telecommunication Services (2.9%)
American Tower Corp., Class A*	1,049,771	$44,352,825

Total Telecommunication Services		44,352,825

Utilities (1.7%)
Electric Utilities (1.7%)
Entergy Corp.	144,000	17,349,120
Exelon Corp.	88,100	7,925,476

Total Utilities		25,274,596

Total Common Stocks (93.8%) (Cost $1,365,468,415)		1,423,060,796

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.9%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$420,988	420,988
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	2,315,435	2,315,435
American Express Bank FSB
2.49%, 7/18/08 (l)	420,988	420,988
American Honda Finance Corp.
2.71%, 9/11/08 (l)	315,741	315,741
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,725,712	1,725,712
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,402,217	1,402,217
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	4,925,561	4,925,561
Bank of Ireland
2.13%, 12/29/08 (l)	2,104,891	2,104,891
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	3,662,596	3,662,596
Bank of Scotland plc/London
3.25%, 7/1/08	3,335,278	3,335,278
2.12%, 7/17/08 (l)	884,075	884,075
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	2,104,940	2,104,940
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	968,273	968,273
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	4,209,881	4,209,881
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	1,052,470	1,052,470
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,683,501	1,683,501
2.12%, 5/11/09 (l)	2,525,327	2,525,327
Calyon/New York
2.12%, 10/14/08 (l)	5,682,784	5,682,784
2.16%, 7/2/10 (l)	2,104,056	2,104,056
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	2,652,225	2,652,225
CC USA, Inc.
2.13%, 2/12/09 (l)	1,473,062	1,473,062
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,399,632	2,399,632
Comerica Bank
2.12%, 8/7/08 (l)	1,220,762	1,220,762
2.74%, 1/12/09 (l)	1,936,877	1,936,877
2.50%, 3/16/09 (l)	2,441,621	2,441,621
2.52%, 6/19/09 (l)	2,652,472	2,652,472
2.53%, 6/19/09 (l)	1,515,482	1,515,482

	Principal Amount	Value (Note 1)
Commerzbank AG/New York
2.60%, 7/14/08	$2,104,940	$2,104,940
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,052,470	1,052,470
Deutsche Bank AG/Singapore
3.50%, 7/1/08	1,040,893	1,040,893
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	21,049,406	21,049,406
2.80%, 7/1/08 (r)	15,001,250	15,001,250
Fifth Third Bancorp
2.49%, 8/22/08 (l)	252,593	252,593
Five Finance, Inc.
2.13%, 2/23/09 (l)	841,734	841,734
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,052,470	1,052,470
2.15%, 3/12/10 (l)	1,936,545	1,936,545
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	3,662,596	3,662,596
2.54%, 9/12/08 (l)	799,877	799,877
2.60%, 12/23/08 (l)	1,073,622	1,073,622
2.16%, 3/27/09 (l)	3,283,707	3,283,707
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	73,672,917	73,672,917
2.95%, 7/1/08 (r)	31,574,108	31,574,108
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	2,421,573	2,421,573
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	2,104,940	2,104,940
Links Finance LLC
2.12%, 6/22/09 (l)	2,735,738	2,735,738
MassMutual Global Funding II
2.15%, 3/26/10 (l)	3,536,300	3,536,300
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,473,458	1,473,458
2.11%, 1/23/09 (l)	1,473,458	1,473,458
2.12%, 3/13/09 (l)	463,087	463,087
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	2,020,743	2,020,743
2.17%, 6/29/09 (l)	1,262,964	1,262,964
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,241,608	3,241,608
2.18%, 5/26/10 (l)	294,692	294,692
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,073,520	1,073,520
Morgan Stanley
3.22%, 2/9/09 (l)	2,488,546	2,488,546
New York Life Global Funding
2.50%, 3/30/09 (l)	1,473,458	1,473,458
Pricoa Global Funding I
2.12%, 9/22/08 (l)	3,578,399	3,578,399
2.16%, 12/15/09 (l)	841,976	841,976
2.15%, 6/25/10 (l)	1,894,068	1,894,068
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	336,790	336,790
SLM Corp.
2.87%, 12/15/08 (l)	810,591	810,591
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	10,524,703	10,524,703
Tango Finance Corp.
2.13%, 6/25/09 (l)	2,777,516	2,777,516
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,262,964	1,262,964
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	841,976	841,976
2.50%, 8/14/08 (l)	841,976	841,976

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	$631,482	$631,482
Wells Fargo & Co.
2.62%, 8/3/09 (l)	3,788,892	3,788,892
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	252,593	252,593

Total Short-Term Investments of Cash Collateral for Securities Loaned		270,983,986

Time Deposit (2.2%)
JPMorgan Chase Nassau
1.49%, 7/1/08	33,972,885	33,972,885

Total Short-Term Investments (20.1%) (Amortized Cost $304,956,871)		304,956,871

Total Investments (113.9%) (Cost/Amortized Cost $1,670,425,286)		1,728,017,667
Other Assets Less Liabilities (-13.9%)		(210,897,564)

Net Assets (100%)		$1,517,120,103

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

BDR — Brazilian Depository Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,288,051,304	$439,966,363	$—	$1,728,017,667
Other Investments*	—	—	—	—

Total	$1,288,051,304	$439,966,363	$—	$1,728,017,667

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,292,201,508
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,365,042,500

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,113,187
Aggregate gross unrealized depreciation	(120,191,532)

Net unrealized appreciation	$47,921,655

Federal income tax cost of investments	$1,680,096,012

At June 30, 2008, the Portfolio had loaned securities with a total value of $276,443,664. This was secured by collateral of $270,983,986 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $12,296,300 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (9.9%)
Auto Components (0.4%)
Allison Transmission, Inc., Term Loan
5.340%, 8/7/14	$403,226	$358,955
5.420%, 8/7/14	2,394,355	2,131,474
5.450%, 8/7/14	1,774,194	1,579,401
5.470%, 8/7/14	403,226	358,955

		4,428,785

Automobiles (0.3%)
Ford Motor Co.
7.450%, 7/16/31	3,500,000	2,038,750
General Motors Corp.
8.375%, 7/15/33^	1,700,000	1,007,250

		3,046,000

Hotels, Restaurants & Leisure (0.4%)
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,725,000
6.625%, 7/15/15	450,000	361,125
7.625%, 1/15/17	2,000,000	1,645,000

		3,731,125

Household Durables (0.8%)
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,750,000	1,251,250
D.R. Horton, Inc.
5.625%, 1/15/16	2,350,000	1,833,000
6.500%, 4/15/16	1,000,000	823,750
KB Home
6.375%, 8/15/11	1,950,000	1,794,000
5.750%, 2/1/14	4,000,000	3,345,000

		9,047,000

Media (6.8%)
Cablevision Systems Corp., Series B
8.000%, 4/15/12	4,000,000	3,780,000
CanWest Media, Inc.
8.000%, 9/15/12	10,000,000	8,900,000
CCH I Holdings LLC
13.500%, 1/15/14^(e)	11,000,000	7,810,000
11.750%, 5/15/14^(e)	10,000,000	6,100,000
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15^	9,000,000	6,671,250
CCH II LLC/CCH II Capital Corp.
10.250%, 9/15/10^	8,000,000	7,740,000
Dex Media, Inc.
0.000%, 11/15/13 (e)	10,500,000	7,507,500
8.000%, 11/15/13	2,500,000	1,825,000
DirecTV Holdings LLC/DirecTV Financing Co.
7.625%, 5/15/16 §	10,000,000	9,850,000
R.H. Donnelley Corp.
8.875%, 10/15/17 §	10,000,000	5,950,000
Series A-1
6.875%, 1/15/13	2,350,000	1,398,250
Series A-2
6.875%, 1/15/13	3,500,000	2,082,500
Series A-3
8.875%, 1/15/16	2,500,000	1,500,000
Univision Communications, Inc. (PIK)
9.750%, 3/15/15^§	6,000,000	4,410,000
XM Satellite Radio, Inc.
9.750%, 5/1/14	100,000	95,500

		75,620,000

Multiline Retail (1.2%)
Dollar General Corp.
10.625%, 7/15/15^	10,000,000	9,900,000

	Principal Amount	Value (Note 1)
Dollar General Corp. (PIK)
11.875%, 7/15/17^	$4,000,000	$3,780,000

		13,680,000

Total Consumer Discretionary		109,552,910

Consumer Staples (0.4%)
Food Products (0.2%)
Dole Foods Co., Inc.
8.625%, 5/1/09	1,900,000	1,809,750

Household Products (0.2%)
Johnsondiversey Holdings, Inc.
10.670%, 5/15/13 (e)	2,500,000	2,487,500

Total Consumer Staples		4,297,250

Energy (5.3%)
Energy Equipment & Services (0.4%)
SESI LLC
6.875%, 6/1/14	5,000,000	4,775,000

Oil, Gas & Consumable Fuels (4.9%)
Callon Petroleum Co., Series B
9.750%, 12/8/10	1,300,000	1,280,500
Chesapeake Energy Corp.
6.500%, 8/15/17	3,900,000	3,646,500
6.250%, 1/15/18	2,900,000	2,668,000
7.250%, 12/15/18	8,500,000	8,266,250
6.875%, 11/15/20	1,300,000	1,222,000
El Paso Corp.
7.250%, 6/1/18	6,500,000	6,402,500
7.750%, 1/15/32	1,700,000	1,703,033
Mariner Energy, Inc.
7.500%, 4/15/13	3,950,000	3,831,500
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,651,500
Petrohawk Energy Corp.
7.875%, 6/1/15 §	5,200,000	5,076,500
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,000,000	3,754,400
Plains Exploration & Production Co.
7.750%, 6/15/15	5,000,000	5,037,500
Sabine Pass LNG LP
7.250%, 11/30/13	3,500,000	3,185,000
7.500%, 11/30/16	3,000,000	2,700,000
W&T Offshore, Inc.
8.250%, 6/15/14 §	4,000,000	3,860,000

		54,285,183

Total Energy		59,060,183

Financials (12.7%)
Capital Markets (1.4%)
Lehman Brothers Holdings, Inc.
6.200%, 9/26/14	10,000,000	9,544,680
6.875%, 5/2/18	6,000,000	5,808,630

		15,353,310

Commercial Banks (0.2%)
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	2,200,000	2,186,903

Consumer Finance (6.4%)
American Express Co.
7.000%, 3/19/18	2,000,000	2,024,554
Ford Motor Credit Co. LLC
7.375%, 10/28/09	25,000,000	22,769,475
7.875%, 6/15/10	9,000,000	7,768,413
7.375%, 2/1/11	6,000,000	4,869,096
7.250%, 10/25/11	2,000,000	1,549,922
GMAC LLC
5.625%, 5/15/09	10,000,000	9,258,990

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
7.750%, 1/19/10	$17,500,000	$14,964,792
6.875%, 9/15/11	9,000,000	6,467,148
6.875%, 8/28/12	2,000,000	1,369,554

		71,041,944

Diversified Financial Services (1.8%)
CEVA Group plc
10.000%, 9/1/14 §	10,000,000	10,275,000
J.P. Morgan Chase & Co.
7.900%, 4/29/49 (l)	7,300,000	6,844,772
Rexnord Holdings, Inc., Term Loan
9.676%, 2/20/13	2,323,015	1,823,567
Vanguard Health Holding Co. I, LLC
0.000%, 10/1/15 (e)	1,445,000	1,271,600

		20,214,939

Insurance (1.6%)
American International Group, Inc.
8.175%, 5/15/58 §(l)	11,000,000	10,352,199
Liberty Mutual Group, Inc.
10.750%, 6/15/58 §(l)	8,000,000	7,660,000

		18,012,199

Real Estate Investment Trusts (REITs) (1.0%)
Host Hotels & Resorts LP (REIT)
6.875%, 11/1/14	1,800,000	1,656,000
Series O (REIT)
6.375%, 3/15/15	1,750,000	1,548,750
Series Q (REIT)
6.750%, 6/1/16	1,000,000	887,500
iStar Financial, Inc. (REIT)
8.625%, 6/1/13	7,500,000	6,862,500

		10,954,750

Thrifts & Mortgage Finance (0.3%)
Residential Capital LLC
9.625%, 5/15/15 §	2,372,000	1,150,420
Washington Mutual Preferred Funding LLC
9.750%, 10/29/49 §(l)	2,500,000	1,968,750

		3,119,170

Total Financials		140,883,215

Government Securities (3.0%)
U.S. Government Agencies (3.0%)
Federal Home Loan Mortgage Corp.
5.000%, 10/1/36	1,767,488	1,697,375
5.500%, 5/1/37	8,840,937	8,717,993
5.500%, 6/1/37	9,444,250	9,312,916
Federal National Mortgage Association
5.000%, 2/1/37	4,772,413	4,578,629
5.500%, 7/1/37	9,121,925	9,002,933

Total Government Securities		33,309,846

Health Care (4.8%)
Health Care Equipment & Supplies (0.8%)
Bausch & Lomb, Inc.
9.875%, 11/1/15 §	6,000,000	6,030,000
Term Loan
0.000%, 4/26/15	580,000	567,252
5.946%, 4/26/15	2,314,200	2,263,336

		8,860,588

Health Care Providers & Services (4.0%)
Community Health Systems, Inc.
8.875%, 7/15/15	4,000,000	4,025,000
DaVita, Inc.
6.625%, 3/15/13	1,686,000	1,618,560
7.250%, 3/15/15	3,000,000	2,917,500
HCA, Inc.
6.500%, 2/15/16	6,000,000	4,995,000
9.250%, 11/15/16	900,000	927,000
Tenet Healthcare Corp.
6.375%, 12/1/11	12,400,000	11,873,000

	Principal Amount	Value (Note 1)
7.375%, 2/1/13	$2,500,000	$2,350,000
9.250%, 2/1/15^	12,000,000	11,760,000
U.S. Oncology Holdings, Inc. (PIK)
7.949%, 3/15/12	4,741,000	3,745,390

		44,211,450

Total Health Care		53,072,038

Industrials (3.0%)
Aerospace & Defense (0.1%)
L-3 Communications Corp.
5.875%, 1/15/15	1,600,000	1,476,000

Building Products (0.3%)
Nortek, Inc.
10.000%, 12/1/13 §	3,500,000	3,342,500

Commercial Services & Supplies (1.0%)
Allied Waste North America, Inc.
6.125%, 2/15/14	1,000,000	960,000
Series B
7.375%, 4/15/14	7,700,000	7,815,500
7.125%, 5/15/16	2,100,000	2,089,500

		10,865,000

Industrial Conglomerates (1.3%)
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14	2,000,000	1,930,000
11.750%, 8/1/16^	2,000,000	1,920,000
8.875%, 9/1/16	1,000,000	935,000
U.S. Investigations Services, Inc.,
Term Loan
5.551%, 4/1/15	9,949,875	9,170,471

		13,955,471

Road & Rail (0.3%)
Hertz Corp.
8.875%, 1/1/14	4,000,000	3,660,000

Total Industrials		33,298,971

Information Technology (5.7%)
Communications Equipment (1.3%)
Echostar DBS Corp.
7.750%, 5/31/15 §	8,500,000	8,266,250
Nortel Networks Ltd.
10.750%, 7/15/16 §	5,700,000	5,643,000

		13,909,250

Electronic Equipment & Instruments (0.7%)
Flextronics International Ltd.
6.250%, 11/15/14	4,000,000	3,740,000
NXP B.V./NXP Funding LLC
9.500%, 10/15/15^	750,000	652,500
Sanmina-SCI Corp.
6.750%, 3/1/13	2,000,000	1,795,000
8.125%, 3/1/16	2,000,000	1,800,000

		7,987,500

IT Services (2.4%)
Ceridian Corp.
11.250%, 11/15/15 §	11,500,000	10,436,250
First Data Corp.
9.875%, 9/24/15 §	8,600,000	7,482,000
Term Loan
5.552%, 9/24/14	4,674,905	4,286,888
5.231%, 10/10/14	4,561,719	4,183,096
5.250%, 10/10/14	713,376	654,166

		27,042,400

Semiconductors & Semiconductor Equipment (1.3%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14	8,000,000	6,500,000

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
10.125%, 12/15/16^		$10,000,000	$7,625,000

			14,125,000

Total Information Technology			63,064,150

Materials (1.1%)
Chemicals (0.4%)
Ineos Group Holdings plc
7.875%, 2/15/16 §	EUR	4,000,000	4,077,828

Containers & Packaging (0.5%)
Berry Plastics Holding Corp.
8.875%, 9/15/14		$2,500,000	2,162,500
Term Loan
9.728%, 6/15/14		3,220,833	2,907,952
Smurfit-Stone Container Corp.
8.250%, 10/1/12		1,000,000	872,500

			5,942,952

Metals & Mining (0.2%)
Novelis, Inc.
7.250%, 2/15/15		1,750,000	1,653,750

Total Materials			11,674,530

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Digicel Group Ltd.
8.875%, 1/15/15 §		3,000,000	2,831,250

Wireless Telecommunication Services (0.2%)
MetroPCS Wireless, Inc.
9.250%, 11/1/14		2,000,000	1,925,000

Total Telecommunication Services			4,756,250

Utilities (5.5%)
Electric Utilities (4.0%)
Energy Future Holdings Corp. (PIK)
11.250%, 11/1/17 §		12,200,000	12,169,500
Intergen N.V.
9.000%, 6/30/17 §		3,500,000	3,622,500
Public Service Co. of New Mexico
7.950%, 5/15/18		3,800,000	3,909,729
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15 §		7,800,000	7,644,000
Term Loan
5.300%, 10/10/14		893,286	826,041
6.478%, 10/10/14		6,469,714	5,982,687
(PIK)
10.500%, 11/1/16 §		10,000,000	9,675,000

			43,829,457

Independent Power Producers & Energy Traders (1.3%)
Dynegy Holdings, Inc.
6.875%, 4/1/11		4,500,000	4,449,375
8.750%, 2/15/12		2,600,000	2,639,000
8.375%, 5/1/16		2,500,000	2,425,000
7.750%, 6/1/19		3,500,000	3,185,000
Reliant Energy, Inc.
7.875%, 6/15/17		1,800,000	1,759,500

			14,457,875

Multi-Utilities (0.2%)
PNM Resources, Inc.
9.250%, 5/15/15		2,400,000	2,478,000

Total Utilities			60,765,332

Total Long-Term Debt Securities (51.8%) (Cost $611,389,758)			573,734,675

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS:
Financials (1.0%)
Diversified Financial Services (0.5%)
Citigroup Funding, Inc.
8.500%, 11/26/08	$300,000	$5,757,210

Real Estate Investment Trusts (REITs) (0.5%)
iStar Financial, Inc. (REIT)
3.291%, 10/1/12 (l)	7,500,000	5,850,000

Total Financials		11,607,210

Information Technology (0.7%)
Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12 §	10,000,000	7,362,500

Total Information Technology		7,362,500

Total Convertible Bonds (1.7%) (Cost $22,929,470)		18,969,710

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (1.0%)
Multiline Retail (0.5%)
Target Corp.	110,000	5,113,900

Specialty Retail (0.5%)
Home Depot, Inc.	250,000	5,855,000

Total Consumer Discretionary		10,968,900

Energy (5.7%)
Oil, Gas & Consumable Fuels (5.7%)
BP plc (ADR)	110,000	7,652,700
Canadian Oil Sands Trust	300,000	16,181,230
Chevron Corp.	100,000	9,913,000
ConocoPhillips	100,000	9,439,000
Royal Dutch Shell plc (ADR)	75,000	6,128,250
Spectra Energy Corp.	225,000	6,466,500
TransCanada Corp.^	200,000	7,747,376

Total Energy		63,528,056

Financials (3.6%)
Capital Markets (0.9%)
Goldman Sachs Group, Inc. §	160,000	7,459,680
Merrill Lynch & Co., Inc.	60,000	1,902,600

		9,362,280

Commercial Banks (1.1%)
HSBC Holdings plc	350,000	5,408,120
Wells Fargo & Co.	300,000	7,125,000

		12,533,120

Diversified Financial Services (1.1%)
Bank of America Corp.	300,000	7,161,000
JPMorgan Chase & Co.	150,000	5,146,500

		12,307,500

Real Estate Investment Trusts (REITs) (0.5%)
CapitalSource, Inc. (REIT)^	150,000	1,662,000
Duke Realty Corp. (REIT)	80,000	1,796,000
iStar Financial, Inc. (REIT)^	156,800	2,071,328

		5,529,328

Thrifts & Mortgage Finance (0.0%)
Washington Mutual, Inc.^	75,000	369,750

Total Financials		40,101,978

Health Care (4.5%)
Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	200,000	4,106,000

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	225,000	$14,476,500
Merck & Co., Inc.	300,000	11,307,000
Pfizer, Inc.	950,000	16,596,500
Wyeth	70,000	3,357,200

Total Health Care		49,843,200

Industrials (1.5%)
Industrial Conglomerates (1.5%)
3M Co.	84,300	5,866,437
General Electric Co.	420,000	11,209,800

Total Industrials		17,076,237

Information Technology (2.3%)
Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	725,000	15,573,000
Maxim Integrated Products, Inc.	300,000	6,345,000
Microchip Technology, Inc.^	110,000	3,359,400

Total Information Technology		25,277,400

Materials (0.5%)
Chemicals (0.5%)
Dow Chemical Co.	150,000	5,236,500

Total Materials		5,236,500

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	600,000	20,214,000
Verizon Communications, Inc.	170,000	6,018,000

Total Telecommunication Services		26,232,000

Utilities (13.1%)
Electric Utilities (5.9%)
American Electric Power Co., Inc.	130,000	5,229,900
Duke Energy Corp.	650,000	11,297,000
FirstEnergy Corp.	100,000	8,233,000
FPL Group, Inc.	100,000	6,558,000
Pinnacle West Capital Corp.	150,000	4,615,500
Portland General Electric Co.^	250,000	5,630,000
Progress Energy, Inc.	100,000	4,183,000
Southern Co.	566,400	19,778,688

		65,525,088

Gas Utilities (0.4%)
AGL Resources, Inc.	80,000	2,766,400
Atmos Energy Corp.	85,000	2,343,450

		5,109,850

Multi-Utilities (6.8%)
Ameren Corp.	160,000	6,756,800
Consolidated Edison, Inc.^	200,000	7,818,000
Dominion Resources, Inc.	330,000	15,671,700
NiSource, Inc.	70,000	1,254,400
PG&E Corp.	350,000	13,891,500
PNM Resources, Inc.	66,556	796,010
Public Service Enterprise Group, Inc.	350,000	16,075,500
Puget Energy, Inc.	180,000	4,318,200
Sempra Energy	50,000	2,822,500
TECO Energy, Inc.	265,000	5,694,850

		75,099,460

Total Utilities		145,734,398

Total Common Stocks (34.6%) (Cost $419,177,493)		383,998,669

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (2.4%)
Thrifts & Mortgage Finance (2.4%)
Fannie Mae
6.750%^	200,000	$4,260,000
7.625%^	307,400	7,346,860
8.250%^	343,000	7,871,850
Freddie Mac
8.375%	300,000	7,290,000

Total Financials		26,768,710

Total Preferred Stocks (2.4%) (Cost $28,760,000)		26,768,710

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Automobiles (0.2%)
General Motors Corp.
6.250%^	200,000	2,652,000

Total Consumer Discretionary		2,652,000

Financials (6.7%)
Capital Markets (3.6%)
Legg Mason, Inc.
7.000%	150,000	6,306,000
Lehman Brothers Holdings, Inc.
7.250%	18,190	14,632,581
8.750%	25,000	19,162,501

		40,101,082

Commercial Banks (0.2%)
Wachovia Corp.
7.500%	2,500	2,203,450

Diversified Financial Services (0.9%)
Bank of America Corp.
7.250%	7,810	6,902,087
Citigroup, Inc., Series T
6.500%	65,000	2,827,500

		9,729,587

Insurance (0.5%)
American International Group, Inc.
8.500%	100,000	5,929,000

Thrifts & Mortgage Finance (1.5%)
Fannie Mae
5.375%	80	4,800,000
8.750%	189,400	7,254,020
Washington Mutual, Inc.
7.750%	8,100	4,754,700

		16,808,720

Total Financials		74,771,839

Health Care (0.7%)
Pharmaceuticals (0.7%)
Schering-Plough Corp.
6.000%	40,000	7,637,500

Total Health Care		7,637,500

Utilities (0.5%)
Electric Utilities (0.5%)
CMS Energy Trust I
7.750%	125,000	4,937,500

Total Utilities		4,937,500

Total Convertible Preferred Stocks (8.1%) (Cost $115,076,641)		89,998,839

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (1.1%)
Federal Farm Credit Bank
2.00%, 7/1/08 (o)(p)	$12,500,000	$12,499,306

Short-Term Investments of Cash Collateral for Securities Loaned (6.6%)
Allstate Life Global Fund Trusts II
2.51%, 8/27/08 (l)	624,676	624,676
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	113,578	113,578
American Express Bank FSB
2.49%, 7/18/08 (l)	113,578	113,578
American Honda Finance Corp.
2.71%, 9/11/08 (l)	85,183	85,183
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	465,576	465,576
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	378,301	378,301
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	1,328,857	1,328,857
Bank of Ireland
2.13%, 12/29/08 (l)	567,874	567,874
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	988,125	988,125
Bank of Scotland plc/London
3.25%, 7/1/08	899,818	899,818
2.12%, 7/17/08 (l)	238,513	238,513
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	567,888	567,888
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	261,228	261,228
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	1,135,775	1,135,775
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	283,944	283,944
Beta Finance, Inc.
2.13%, 2/17/09 (l)	454,188	454,188
2.12%, 5/11/09 (l)	681,303	681,303
Calyon/New York
2.12%, 10/14/08 (l)	1,533,147	1,533,147
2.16%, 7/2/10 (l)	567,649	567,649
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	715,538	715,538
CC USA, Inc.
2.13%, 2/12/09 (l)	397,414	397,414
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	647,392	647,392
Comerica Bank
2.12%, 8/7/08 (l)	329,347	329,347
2.74%, 1/12/09 (l)	522,546	522,546
2.50%, 3/16/09 (l)	658,720	658,720
2.52%, 6/19/09 (l)	715,605	715,605
2.53%, 6/19/09 (l)	408,859	408,859
Commerzbank AG/New York
2.60%, 7/14/08	567,888	567,888
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	283,944	283,944
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	5,678,877	5,678,877
2.80%, 7/1/08 (r)	4,047,157	4,047,157
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	280,820	280,820
Fifth Third Bancorp
2.49%, 8/22/08 (l)	68,147	68,147
Five Finance, Inc.
2.13%, 2/23/09 (l)	227,090	227,090

	Principal Amount	Value (Note 1)
General Electric Capital Corp.
2.58%, 2/19/09 (l)	$283,944	$283,944
2.15%, 3/12/10 (l)	522,457	522,457
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	988,125	988,125
2.54%, 9/12/08 (l)	215,797	215,797
2.60%, 12/23/08 (l)	289,650	289,650
2.16%, 3/27/09 (l)	885,905	885,905
ING Financial Markets LLC,
Repurchase Agreement
2.35%, 7/1/08 (r)	19,876,069	19,876,069
2.95%, 7/1/08 (r)	8,518,316	8,518,316
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	653,311	653,311
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	567,888	567,888
Links Finance LLC
2.12%, 6/22/09 (l)	738,069	738,069
MassMutual Global Funding II
2.15%, 3/26/10 (l)	954,051	954,051
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	397,521	397,521
2.11%, 1/23/09 (l)	397,521	397,521
2.12%, 3/13/09 (l)	124,935	124,935
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	545,172	545,172
2.17%, 6/29/09 (l)	340,733	340,733
Monumental Global Funding II
2.15%, 3/26/10 (l)	874,547	874,547
2.18%, 5/26/10 (l)	79,504	79,504
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	289,623	289,623
Morgan Stanley
3.22%, 2/9/09 (l)	671,380	671,380
New York Life Global Funding
2.50%, 3/30/09 (l)	397,521	397,521
Pricoa Global Funding I
2.12%, 9/22/08 (l)	965,409	965,409
2.16%, 12/15/09 (l)	227,155	227,155
2.15%, 6/25/10 (l)	510,997	510,997
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	90,862	90,862
SLM Corp.
2.87%, 12/15/08 (l)	218,688	218,688
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	2,839,438	2,839,438
Tango Finance Corp.
2.13%, 6/25/09 (l)	749,340	749,340
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	340,733	340,733
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	227,155	227,155
2.50%, 8/14/08 (l)	227,155	227,155
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	170,366	170,366
Wells Fargo & Co.
2.62%, 8/3/09 (l)	1,022,197	1,022,197
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	68,147	68,147

Total Short-Term Investments of Cash Collateral for Securities Loaned		73,108,226

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.4%)
JPMorgan Chase Nassau
1.49%, 7/1/08	$4,140,366	$4,140,366

Total Short-Term Investments (8.1%) (Cost/Amortized Cost $89,748,592)		89,747,898

Total Investments (106.7%) (Cost/Amortized Cost $1,287,081,954)		1,183,218,501
Other Assets Less Liabilities (-6.7%)		(74,029,205)

Net Assets (100%)		$1,109,189,296

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $156,595,127 or 14.12% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

PIK — Payment-in-Kind Security

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$460,793,831	$722,424,670	$—	$1,183,218,501
Other Investments*	—	—	—	—

Total	$460,793,831	$722,424,670	$—	$1,183,218,501

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$591,250,571
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$319,275,162

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,581,894
Aggregate gross unrealized depreciation	(126,445,347)

Net unrealized depreciation	$(103,863,453)

Federal income tax cost of investments	$1,287,081,954

At June 30, 2008, the Portfolio had loaned securities with a total value of $70,394,079. This was secured by collateral of $73,108,226 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.0%)
Auto Components (0.5%)
Gentex Corp.	142,300	$2,054,812

Automobiles (2.7%)
Monaco Coach Corp.^	608,900	1,851,056
Thor Industries, Inc.^	284,300	6,044,218
Winnebago Industries, Inc.^	301,800	3,075,342

		10,970,616

Diversified Consumer Services (2.2%)
Hillenbrand, Inc.	95,200	2,037,280
Regis Corp.	251,600	6,629,660

		8,666,940

Household Durables (6.3%)
Bassett Furniture Industries, Inc.	2,000	23,600
D.R. Horton, Inc.	82,700	897,295
Ethan Allen Interiors, Inc.^	196,500	4,833,900
Hooker Furniture Corp.^	290,800	5,036,656
La-Z-Boy, Inc.^	547,600	4,189,140
M.D.C. Holdings, Inc.^	132,800	5,187,168
M/I Homes, Inc.^	308,000	4,844,840
Russ Berrie & Co., Inc.*	3,500	27,895

		25,040,494

Leisure Equipment & Products (1.1%)
Brunswick Corp.^	424,000	4,494,400

Multiline Retail (2.5%)
Fred’s, Inc., Class A^	313,800	3,527,112
Saks, Inc.*	307,700	3,378,546
Tuesday Morning Corp.*^	700,200	2,877,822

		9,783,480

Specialty Retail (5.8%)
Brown Shoe Co., Inc.^	256,000	3,468,800
Christopher & Banks Corp.^	485,200	3,299,360
Group 1 Automotive, Inc.^	174,200	3,461,354
Hot Topic, Inc.*	426,700	2,308,447
Men’s Wearhouse, Inc.	230,400	3,753,216
Pier 1 Imports, Inc.*^	289,500	995,880
West Marine, Inc.*^	269,400	1,104,540
Zale Corp.*^	248,700	4,697,943

		23,089,540

Textiles, Apparel & Luxury Goods (1.9%)
Timberland Co., Class A*^	166,100	2,715,735
Warnaco Group, Inc.*	108,000	4,759,560

		7,475,295

Total Consumer Discretionary		91,575,577

Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.^	212,400	4,921,308

Total Consumer Staples		4,921,308

Energy (9.2%)
Energy Equipment & Services (7.2%)
Atwood Oceanics, Inc.*	29,000	3,605,860
Bristow Group, Inc.*^	60,000	2,969,400
CARBO Ceramics, Inc.	6,600	385,110
Global Industries Ltd.*	163,800	2,936,934
Helix Energy Solutions Group, Inc.*	111,000	4,622,040
Oil States International, Inc.*	89,000	5,646,160
Rowan Cos., Inc.	14,400	673,200
Tidewater, Inc.^	46,600	3,030,398
Unit Corp.*	56,900	4,720,993

		28,590,095

Oil, Gas & Consumable Fuels (2.0%)
General Maritime Corp.^	131,200	3,408,576

	Number of Shares	Value (Note 1)
Overseas Shipholding Group, Inc.	52,500	$4,174,800
Teekay Corp.	8,100	365,958

		7,949,334

Total Energy		36,539,429

Financials (15.6%)
Commercial Banks (1.2%)
Chemical Financial Corp.^	213,100	4,347,240
Peoples Bancorp, Inc./Ohio^	28,300	537,134

		4,884,374

Insurance (12.0%)
American National Insurance Co.	30,500	2,989,610
Arthur J. Gallagher & Co.	148,000	3,566,800
Aspen Insurance Holdings Ltd.	265,000	6,272,550
Erie Indemnity Co., Class A	63,600	2,935,140
IPC Holdings Ltd.	236,700	6,284,385
Montpelier Reinsurance Holdings Ltd.^	347,100	5,119,725
Old Republic International Corp.	576,500	6,825,760
Protective Life Corp.	140,100	5,330,805
RLI Corp.	77,200	3,819,084
Security Capital Assurance Ltd.^	406,500	117,885
StanCorp Financial Group, Inc.	99,500	4,672,520

		47,934,264

Real Estate Investment Trusts (REITs) (0.5%)
Arbor Realty Trust, Inc. (REIT)^	210,100	1,884,597

Thrifts & Mortgage Finance (1.9%)
Corus Bankshares, Inc.^	356,800	1,484,288
PMI Group, Inc.	197,400	384,930
Trustco Bank Corp./New York^	744,000	5,520,480

		7,389,698

Total Financials		62,092,933

Health Care (2.0%)
Health Care Equipment & Supplies (2.0%)
Hill-Rom Holdings, Inc.	86,700	2,339,166
STERIS Corp.	109,100	3,137,716
West Pharmaceutical Services, Inc.	61,100	2,644,408

Total Health Care		8,121,290

Industrials (29.2%)
Airlines (1.0%)
SkyWest, Inc.	315,500	3,991,075

Building Products (6.7%)
American Woodmark Corp.^	160,000	3,380,800
Apogee Enterprises, Inc.	337,500	5,454,000
Gibraltar Industries, Inc.	428,400	6,841,548
Simpson Manufacturing Co., Inc.^	166,500	3,952,710
Universal Forest Products, Inc.^	244,100	7,313,236

		26,942,294

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	90,500	2,013,625
Mine Safety Appliances Co.^	168,200	6,726,318

		8,739,943

Electrical Equipment (4.2%)
A.O. Smith Corp.^	72,100	2,367,043
Brady Corp., Class A	199,600	6,892,188
Franklin Electric Co., Inc.	118,397	4,591,435
Powell Industries, Inc.*^	56,900	2,868,329

		16,718,995

Industrial Conglomerates (1.5%)
Carlisle Cos., Inc.^	177,900	5,159,100
Teleflex, Inc.	12,000	667,080

		5,826,180

Machinery (10.8%)
Briggs & Stratton Corp.^	300,600	3,811,608

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CIRCOR International, Inc.	61,000	$2,988,390
Graco, Inc.	162,500	6,186,375
Kennametal, Inc.	178,400	5,806,920
Mueller Industries, Inc.	232,100	7,473,620
Nordson Corp.	61,300	4,468,157
Timken Co.	12,200	401,868
Trinity Industries, Inc.^	114,100	3,958,129
Wabash National Corp.^	528,300	3,993,948
Watts Water Technologies, Inc., Class A^	158,000	3,934,200

		43,023,215

Road & Rail (2.8%)
Dollar Thrifty Automotive Group, Inc.*^	217,100	2,051,595
Genesee & Wyoming, Inc., Class A*^	175,100	5,956,902
Kansas City Southern*	75,200	3,308,048

		11,316,545

Total Industrials		116,558,247

Information Technology (5.6%)
Communications Equipment (1.2%)
Avocent Corp.*	255,700	4,756,020

Computers & Peripherals (0.4%)
Diebold, Inc.	41,600	1,480,128

Electronic Equipment & Instruments (2.7%)
Benchmark Electronics, Inc.*	299,400	4,892,196
Mettler-Toledo International, Inc.*	63,700	6,042,582

		10,934,778

Semiconductors & Semiconductor Equipment (1.3%)
Cohu, Inc.^	279,900	4,108,932
OmniVision Technologies, Inc.*^	77,400	935,766

		5,044,698

Total Information Technology		22,215,624

Materials (9.0%)
Chemicals (4.3%)
Airgas, Inc.	43,200	2,522,448
Cabot Corp.	141,200	3,432,572
RPM International, Inc.	295,600	6,089,360
Westlake Chemical Corp.^	351,700	5,226,262

		17,270,642

Containers & Packaging (0.6%)
AptarGroup, Inc.	61,500	2,579,925

Metals & Mining (2.1%)
Gerdau Ameristeel Corp.^	210,100	4,054,930
Reliance Steel & Aluminum Co.	22,400	1,726,816
Steel Dynamics, Inc.	67,600	2,641,132

		8,422,878

Paper & Forest Products (2.0%)
AbitibiBowater, Inc.^	67,996	634,403
Glatfelter	345,800	4,671,758
Mercer International, Inc.*^	329,800	2,466,904

		7,773,065

Total Materials		36,046,510

Utilities (1.9%)
Electric Utilities (0.9%)
Sierra Pacific Resources	283,600	3,604,556

Gas Utilities (1.0%)
Atmos Energy Corp.	101,100	2,787,327

	Number of Shares	Value (Note 1)
Energen Corp.	14,700	$1,147,041

		3,934,368

Total Utilities		7,538,924

Total Common Stocks (96.7%) (Cost $471,326,891)		385,609,842

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (3.6%)
Federal Farm Credit Bank
2.00%, 7/1/08 (o)(p)	$14,500,000	14,499,195

Short-Term Investments of Cash Collateral for Securities Loaned (20.3%)
Allstate Life Global Fund Trusts II
2.51%, 8/27/08 (l)	691,864	691,864
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	125,793	125,793
American Express Bank FSB
2.49%, 7/18/08 (l)	125,793	125,793
American Honda Finance Corp.
2.71%, 9/11/08 (l)	94,345	94,345
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	515,652	515,652
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	418,990	418,990
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	1,471,783	1,471,783
Bank of Ireland
2.13%, 12/29/08 (l)	628,952	628,952
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	1,094,403	1,094,403
Bank of Scotland plc/London
3.25%, 7/1/08	996,599	996,599
2.12%, 7/17/08 (l)	264,166	264,166
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	628,967	628,967
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	289,325	289,325
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	1,257,935	1,257,935
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	314,484	314,484
Beta Finance, Inc.
2.13%, 2/17/09 (l)	503,039	503,039
2.12%, 5/11/09 (l)	754,581	754,581
Calyon/New York
2.12%, 10/14/08 (l)	1,698,046	1,698,046
2.16%, 7/2/10 (l)	628,703	628,703
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	792,499	792,499
CC USA, Inc.
2.13%, 2/12/09 (l)	440,159	440,159
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	717,023	717,023
Comerica Bank
2.12%, 8/7/08 (l)	364,770	364,770
2.74%, 1/12/09 (l)	578,749	578,749
2.50%, 3/16/09 (l)	729,569	729,569
2.52%, 6/19/09 (l)	792,573	792,573
2.53%, 6/19/09 (l)	452,834	452,834
Commerzbank AG/New York
2.60%, 7/14/08	628,967	628,967
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	314,484	314,484
Deutsche Bank AG/Singapore
3.50%, 7/1/08	311,024	311,024

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	$6,289,673	$6,289,673
2.80%, 7/1/08 (r)	4,482,452	4,482,452
Fifth Third Bancorp
2.49%, 8/22/08 (l)	75,476	75,476
Five Finance, Inc.
2.13%, 2/23/09 (l)	251,515	251,515
General Electric Capital Corp.
2.58%, 2/19/09 (l)	314,484	314,484
2.15%, 3/12/10 (l)	578,650	578,650
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,094,403	1,094,403
2.54%, 9/12/08 (l)	239,008	239,008
2.60%, 12/23/08 (l)	320,804	320,804
2.16%, 3/27/09 (l)	981,189	981,189
ING Financial Markets LLC,
Repurchase Agreements
2.95%, 7/1/08 (r)	9,434,508	9,434,508
2.35%, 7/1/08 (r)	22,013,853	22,013,853
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	723,579	723,579
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	628,967	628,967
Links Finance LLC
2.12%, 6/22/09 (l)	817,453	817,453
MassMutual Global Funding II
2.15%, 3/26/10 (l)	1,056,665	1,056,665
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	440,277	440,277
2.11%, 1/23/09 (l)	440,277	440,277
2.12%, 3/13/09 (l)	138,373	138,373
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	603,809	603,809
2.17%, 6/29/09 (l)	377,380	377,380
Monumental Global Funding II
2.15%, 3/26/10 (l)	968,610	968,610
2.18%, 5/26/10 (l)	88,055	88,055
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	320,773	320,773
Morgan Stanley
3.22%, 2/9/09 (l)	743,591	743,591
New York Life Global Funding
2.50%, 3/30/09 (l)	440,277	440,277
Pricoa Global Funding I
2.12%, 9/22/08 (l)	1,069,244	1,069,244
2.16%, 12/15/09 (l)	251,587	251,587
2.15%, 6/25/10 (l)	565,957	565,957

	Principal Amount	Value (Note 1)
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	$100,635	$100,635
SLM Corp.
2.87%, 12/15/08 (l)	242,209	242,209
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	3,144,836	3,144,836
Tango Finance Corp.
2.13%, 6/25/09 (l)	829,936	829,936
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	377,380	377,380
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	251,587	251,587
2.50%, 8/14/08 (l)	251,587	251,587
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	188,690	188,690
Wells Fargo & Co.
2.62%, 8/3/09 (l)	1,132,141	1,132,141
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	75,476	75,476

Total Short-Term Investments of Cash Collateral for Securities Loaned		80,971,437

Time Deposit (2.9%)
JPMorgan Chase Nassau
1.49%, 7/1/08	11,428,511	11,428,511
Total Short-Term Investments (26.8%) (Cost/Amortized Cost $106,899,948)		106,899,143

Total Investments (123.5%) (Cost/Amortized Cost $578,226,839)		492,508,985
Other Assets Less Liabilities (-23.5%)		(93,828,356)

Net Assets (100%)		$398,680,629

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$385,609,842	$106,899,143	$—	$492,508,985
Other Investments*	—	—	—	—

Total	$385,609,842	$106,899,143	$—	$492,508,985

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$201,895,531
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$85,885,900

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,028,307
Aggregate gross unrealized depreciation	(103,746,161)

Net unrealized depreciation	$(85,717,854)

Federal income tax cost of investments	$578,226,839

At June 30, 2008, the Portfolio had loaned securities with a total value of $76,546,275. This was secured by collateral of $80,971,437 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $30,713, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Diversified Consumer Services (0.6%)
Corinthian Colleges, Inc.*	80,000	$928,800

Hotels, Restaurants & Leisure (1.5%)
Boyd Gaming Corp.^	36,000	452,160
Churchill Downs, Inc.	10,000	348,700
Dover Motorsports, Inc.	20,000	101,800
Ladbrokes plc	50,000	255,704
MGM MIRAGE*	41,000	1,389,490

		2,547,854

Household Durables (0.5%)
Fortune Brands, Inc.	4,000	249,640
Harman International Industries, Inc.	6,000	248,340
Nobility Homes, Inc.	2,000	31,900
Skyline Corp.	12,000	282,000

		811,880

Internet & Catalog Retail (0.1%)
Liberty Media Corp., Interactive, Class A*	5,000	73,800

Leisure Equipment & Products (0.1%)
Fairchild Corp., Class A*	90,000	189,900

Media (5.5%)
Acme Communications, Inc.*	8,000	11,040
Beasley Broadcasting Group, Inc., Class A	14,000	63,980
Cablevision Systems Corp. - New York Group, Class A*	160,000	3,616,000
CBS Corp., Class A	15,000	292,200
Clear Channel Communications, Inc.	2,000	70,400
Clear Channel Outdoor Holdings, Inc., Class A*^	50,000	891,500
Crown Media Holdings, Inc., Class A*^	20,000	94,800
Discovery Holding Co., Class A*	5,000	109,800
Emmis Communications Corp., Class A*^	82,000	206,640
Fisher Communications, Inc.*	19,000	654,360
Liberty Global, Inc., Class A*	1,080	33,944
Liberty Media Corp., Capital Series, Class A*	11,000	158,400
Liberty Media Corp., Entertainment Series, Class A*	45,600	1,104,888
Lin TV Corp., Class A*	155,000	923,800
Media General, Inc., Class A^	40,000	478,000
Salem Communications Corp., Class A^	40,000	78,800
Shaw Communications, Inc., Class B	3,000	61,080
Warner Music Group Corp.^	36,000	257,040
Young Broadcasting, Inc., Class A*	30,000	4,200
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	8,451	70,254

		9,181,126

Multiline Retail (0.5%)
Macy’s, Inc.	45,000	873,900
Saks, Inc.*	500	5,490

		879,390

Specialty Retail (1.6%)
CSK Auto Corp.*	200,000	2,096,000
Finish Line, Inc., Class A*	1,699	14,781
Genesco, Inc.*	4,000	123,480
Midas, Inc.*	25,000	337,500
Pier 1 Imports, Inc.*^	10,000	34,400

	Number of Shares	Value (Note 1)
Sally Beauty Holdings, Inc.*^	16,500	$106,590

		2,712,751

Total Consumer Discretionary		17,325,501

Consumer Staples (7.3%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.	3,000	186,360
Dr. Pepper Snapple Group, Inc.*	20,000	419,600

		605,960

Food & Staples Retailing (0.4%)
CVS Caremark Corp.	10,000	395,700
Great Atlantic & Pacific Tea Co., Inc.*^	7,000	159,740
SUPERVALU, Inc.	6,000	185,340

		740,780

Food Products (6.4%)
Cadbury plc (ADR)	27,500	1,383,800
Flowers Foods, Inc.	500	14,170
Groupe Danone (ADR)	1,500	21,081
H.J. Heinz Co.	5,000	239,250
Hershey Co.^	21,000	688,380
Reddy Ice Holdings, Inc.^	2,000	27,360
Sara Lee Corp.	125,000	1,531,250
Tootsie Roll Industries, Inc.^	35,031	880,329
Wm. Wrigley Jr. Co.	76,000	5,911,280

		10,696,900

Personal Products (0.1%)
Alberto-Culver Co.	4,500	118,215

Total Consumer Staples		12,161,855

Energy (0.8%)
Energy Equipment & Services (0.5%)
Rowan Cos., Inc.	8,000	374,000
RPC, Inc.	25,000	420,000

		794,000

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.	5,500	411,620
WesternZagros Resources Ltd.*	40,000	116,897

		528,517

Total Energy		1,322,517

Financials (9.7%)
Capital Markets (0.8%)
BKF Capital Group, Inc.*	12,000	27,000
Deutsche Bank AG (Registered)^	1,000	85,350
SWS Group, Inc.	73,000	1,212,530

		1,324,880

Commercial Banks (0.5%)
PNC Financial Services Group, Inc.	11,000	628,100
Wachovia Corp.	10,000	155,300

		783,400

Consumer Finance (1.2%)
American Express Co.	6,000	226,020
SLM Corp.*	95,000	1,838,250

		2,064,270

Diversified Financial Services (0.1%)
PHH Corp.*	10,000	153,500

Insurance (6.4%)
CNA Surety Corp.*	80,000	1,011,200
Hilb, Rogal & Hobbs Co.	60,000	2,607,600
Marsh & McLennan Cos., Inc.	65,000	1,725,750
Safeco Corp.	78,000	5,238,480

		10,583,030

Thrifts & Mortgage Finance (0.7%)
Flushing Financial Corp.	14,200	269,090
New York Community Bancorp, Inc.	2,000	35,680
NewAlliance Bancshares, Inc.^	65,000	811,200

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sovereign Bancorp, Inc.	1	$7

		1,115,977

Total Financials		16,025,057

Health Care (5.9%)
Biotechnology (3.2%)
Biogen Idec, Inc.*	8,000	447,120
Tercica, Inc.*	40,000	353,200
Third Wave Technologies, Inc.*	400,000	4,464,000

		5,264,320

Health Care Equipment & Supplies (1.5%)
Advanced Medical Optics, Inc.*^	45,000	843,300
AngioDynamics, Inc.*	4,000	54,480
ArthroCare Corp.*^	18,000	734,580
CONMED Corp.*	10,000	265,500
Exactech, Inc.*	1,000	25,710
Kensey Nash Corp.*	3,000	96,150
Orthofix International N.V.*	12,000	347,400
Osteotech, Inc.*	1,500	8,535
RTI Biologics, Inc.*^	20,440	178,850

		2,554,505

Health Care Providers & Services (0.2%)
Apria Healthcare Group, Inc.*	10,000	193,900
Chemed Corp.	5,000	183,050

		376,950

Health Care Technology (0.1%)
AMICAS, Inc.*	60,000	170,400

Life Sciences Tools & Services (0.7%)
Applera Corp.- Applied Biosystems Group*	35,000	1,171,800

Pharmaceuticals (0.2%)
Allergan, Inc.	3,000	156,150
Bristol-Myers Squibb Co.	2,000	41,060
Taro Pharmaceuticals Industries Ltd.*	1,000	9,400
UCB S.A.	3,000	111,424

		318,034

Total Health Care		9,856,009

Industrials (10.8%)
Aerospace & Defense (3.5%)
DRS Technologies, Inc.	62,000	4,880,640
Herley Industries, Inc.*	56,000	743,680
Honeywell International, Inc.	4,000	201,120

		5,825,440

Building Products (0.6%)
Griffon Corp.*	120,000	1,051,200

Commercial Services & Supplies (4.8%)
Angelica Corp.	75,000	1,595,250
ChoicePoint, Inc.*	125,000	6,025,000
Republic Services, Inc.	10,000	297,000

		7,917,250

Electrical Equipment (0.6%)
Belden, Inc.	1,000	33,880
Cooper Industries Ltd., Class A	4,000	158,000
SL Industries, Inc.*	20,000	305,000
Superior Essex, Inc.*	3,000	133,890
Thomas & Betts Corp.*	12,000	454,200

		1,084,970

Machinery (1.1%)
Ampco-Pittsburgh Corp.	1,000	44,480
Baldwin Technology Co., Inc., Class A*	20,000	45,600
CIRCOR International, Inc.	1,000	48,990
Flowserve Corp.	1,000	136,700
Navistar International Corp.*	16,000	1,053,120

	Number of Shares	Value (Note 1)
Tennant Co.	10,000	$300,700
Watts Water Technologies, Inc., Class A^	6,000	149,400

		1,778,990

Trading Companies & Distributors (0.2%)
Kaman Corp.	15,000	341,400

Total Industrials		17,999,250

Information Technology (11.4%)
Communications Equipment (0.7%)
Radyne Corp.*	100,000	1,143,000

Computers & Peripherals (2.2%)
Diebold, Inc.	102,000	3,629,160

Electronic Equipment & Instruments (0.6%)
Excel Technology, Inc.*	28,000	624,960
Park Electrochemical Corp.	12,000	291,720

		916,680

Internet Software & Services (2.0%)
HireRight, Inc.*	20,000	342,000
Tumbleweed Communications Corp.*	30,000	78,600
Yahoo!, Inc.*	140,000	2,892,400

		3,313,000

IT Services (3.7%)
Acxiom Corp.	6,000	68,940
Affiliated Computer Services, Inc., Class A*	2,000	106,980
Alliance Data Systems Corp.*	1,500	84,825
Electronic Data Systems Corp.	240,000	5,913,600

		6,174,345

Software (2.2%)
FalconStor Software, Inc.*	4,000	28,320
GSE Systems, Inc.*	424	3,778
Mentor Graphics Corp.*	30,000	474,000
NDS Group plc (Sponsored ADR)*	2,000	118,400
Take-Two Interactive Software, Inc.*^	120,000	3,068,400

		3,692,898

Total Information Technology		18,869,083

Materials (2.2%)
Chemicals (1.4%)
Ashland, Inc.	5,000	241,000
Chemtura Corp.	180,000	1,051,200
Ferro Corp.	30,000	562,800
Sensient Technologies Corp.	16,000	450,560

		2,305,560

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,000	64,030
Myers Industries, Inc.	55,000	448,250

		512,280

Metals & Mining (0.5%)
Barrick Gold Corp.	7,000	318,500
Gold Fields Ltd. (ADR)^	4,000	50,600
Rio Tinto plc (ADR)	1,000	495,000
WHX Corp.*	4,000	5,600

		869,700

Total Materials		3,687,540

Telecommunication Services (5.7%)
Diversified Telecommunication Services (0.5%)
Asia Satellite Telecommunications Holdings Ltd.	100,000	153,901
Cincinnati Bell, Inc.*	160,000	636,800

		790,701

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (5.2%)
Centennial Communications Corp.*	8,000	$55,920
Millicom International Cellular S.A.*	2,000	207,000
Rogers Communications, Inc., Class B	1,200	46,392
Rural Cellular Corp., Class A*^	130,000	5,786,300
Sprint Nextel Corp.	140,000	1,330,000
U.S. Cellular Corp.*	22,000	1,244,100

		8,669,712

Total Telecommunication Services		9,460,413

Utilities (8.9%)
Electric Utilities (0.4%)
DPL, Inc.	20,000	527,600
Westar Energy, Inc.	6,000	129,060

		656,660

Gas Utilities (0.0%)
Southwest Gas Corp.	500	14,865

Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.*	10,000	429,000

Multi-Utilities (8.2%)
Aquila, Inc.*	1,450,000	5,466,500
Energy East Corp.	120,000	2,966,400
Integrys Energy Group, Inc.	1,000	50,830
NorthWestern Corp.	38,000	965,960
NSTAR	5,000	169,100
PNM Resources, Inc.	35,000	418,600
Puget Energy, Inc.	149,800	3,593,702
Suez S.A. (VVPR)*	4,000	63

		13,631,155

Total Utilities		14,731,680

Total Common Stocks (73.1%) (Cost $132,587,382)		121,438,905

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (22.2%)
U.S. Treasury Bills
1.71%, 8/7/08^(p)	$10,000,000	9,981,947
1.80%, 7/31/08^(p)	5,000,000	4,992,255
1.82%, 10/9/08^(p)	8,000,000	7,959,288
1.89%, 7/10/08^(p)	14,000,000	13,992,650

		36,926,140

Short-Term Investments of Cash Collateral for Securities Loaned (11.0%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	28,304	28,304
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	155,672	155,672
American Express Bank FSB
2.49%, 7/18/08 (l)	28,304	28,304
American Honda Finance Corp.
2.71%, 9/11/08 (l)	21,228	21,228
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	116,023	116,023
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	94,274	94,274
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	331,156	331,156
Bank of Ireland
2.13%, 12/29/08 (l)	141,516	141,516
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	246,244	246,244

	Principal Amount	Value (Note 1)
Bank of Scotland plc/London
2.12%, 7/17/08 (l)	$59,438	$59,438
3.25%, 7/1/08	224,238	224,238
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	141,520	141,520
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	65,099	65,099
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	283,039	283,039
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	70,760	70,760
Beta Finance, Inc.
2.12%, 5/11/09 (l)	169,783	169,783
2.13%, 2/17/09 (l)	113,185	113,185
Calyon/New York
2.12%, 10/14/08 (l)	382,065	382,065
2.16%, 7/2/10 (l)	141,460	141,460
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	178,315	178,315
CC USA, Inc.
2.13%, 2/12/09 (l)	99,037	99,037
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	161,332	161,332
Comerica Bank
2.12%, 8/7/08 (l)	82,074	82,074
2.50%, 3/16/09 (l)	164,155	164,155
2.52%, 6/19/09 (l)	178,331	178,331
2.53%, 6/19/09 (l)	101,889	101,889
2.74%, 1/12/09 (l)	130,220	130,220
Commerzbank AG/New York
2.60%, 7/14/08	141,520	141,520
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	70,760	70,760
Deutsche Bank AG/Singapore
3.50%, 7/1/08	69,981	69,981
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	1,415,196	1,415,196
2.80%, 7/1/08 (r)	1,008,566	1,008,566
Fifth Third Bancorp
2.49%, 8/22/08 (l)	16,982	16,982
Five Finance, Inc.
2.13%, 2/23/09 (l)	56,592	56,592
General Electric Capital Corp.
2.15%, 3/12/10 (l)	130,198	130,198
2.58%, 2/19/09 (l)	70,760	70,760
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	220,771	220,771
2.54%, 9/12/08 (l)	53,777	53,777
2.60%, 12/23/08 (l)	72,182	72,182
2.62%, 8/18/08 (l)	246,244	246,244
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	4,953,184	4,953,184
2.95%, 7/1/08 (r)	2,122,793	2,122,793
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	162,807	162,807
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	141,520	141,520
Links Finance LLC
2.12%, 6/22/09 (l)	183,929	183,929
MassMutual Global Funding II
2.15%, 3/26/10 (l)	237,753	237,753
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	99,064	99,064
2.12%, 9/25/08 (l)	99,064	99,064
2.12%, 3/13/09 (l)	31,134	31,134

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
2.17%, 6/29/09 (l)	$84,912	$84,912
2.51%, 5/8/09 (l)	135,859	135,859
Monumental Global Funding II
2.15%, 3/26/10 (l)	217,940	217,940
2.18%, 5/26/10 (l)	19,813	19,813
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	72,175	72,175
Morgan Stanley
3.22%, 2/9/09 (l)	167,310	167,310
New York Life Global Funding
2.50%, 3/30/09 (l)	99,064	99,064
Pricoa Global Funding I
2.12%, 9/22/08 (l)	240,583	240,583
2.15%, 6/25/10 (l)	127,342	127,342
2.16%, 12/15/09 (l)	56,608	56,608
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	22,643	22,643
SLM Corp.
2.87%, 12/15/08 (l)	54,498	54,498
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	707,598	707,598
Tango Finance Corp.
2.13%, 6/25/09 (l)	186,738	186,738
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	84,912	84,912
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	56,608	56,608
2.50%, 8/14/08 (l)	56,608	56,608
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	42,456	42,456
Wells Fargo & Co.
2.62%, 8/3/09 (l)	254,736	254,736
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	16,982	16,982

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,218,823

	Principal Amount	Value (Note 1)
Time Deposit (5.7%)
JPMorgan Chase Nassau
1.49%, 7/1/08	$9,517,534	$9,517,534

Total Short-Term Investments (38.9%) (Cost/Amortized Cost $64,675,300)		64,662,497

Total Investments (112.0%) (Cost/Amortized Cost $197,262,682)		186,101,402
Other Assets Less Liabilities (-12.0%)		(19,915,482)

Net Assets (100%)		$166,185,920

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	—	American Depositary Receipt
VVPR	—	Verlaagde Vooheffing Precompte Reduit
(Belgium Dividend Coupon)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$120,826,479	$65,274,923	$—	$186,101,402
Other Investments*	—	—	—	—

Total	$120,826,479	$65,274,923	$—	$186,101,402

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$186,000	$—
Total gains or losses (realized/unrealized) included in earnings	39,110	—
Purchases, sales, issuances, and settlements (net)	(225,110)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$137,108,736
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$143,795,277

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,563,752
Aggregate gross unrealized depreciation	(15,198,760)

Net unrealized depreciation	$(11,635,008)

Federal income tax cost of investments	$197,736,410

At June 30, 2008, the Portfolio had loaned securities with a total value of $40,832,537. This was secured by collateral of $18,218,823 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $23,485,337 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $14,254, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $87,045 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (2.5%)
Beru AG	10,000	$1,177,689
BorgWarner, Inc.	191,000	8,476,580
Dana Holding Corp.*	100,000	535,000
Hawk Corp., Class A*	55,000	1,023,000
Modine Manufacturing Co.^	600,000	7,422,000
Proliance International, Inc.*	240,000	228,000
Spartan Motors, Inc.^	290,000	2,166,300
Standard Motor Products, Inc.^	666,200	5,436,192
Stoneridge, Inc.*^	252,000	4,299,120
Strattec Security Corp.^	21,000	739,620
Superior Industries International, Inc.^	155,000	2,616,400
Tenneco, Inc.*^	130,763	1,769,223

		35,889,124

Automobiles (0.1%)
Coachmen Industries, Inc.*	220,000	466,400
Fleetwood Enterprises, Inc.*^	160,000	419,200
Monaco Coach Corp.^	55,000	167,200
Thor Industries, Inc.^	4,000	85,040

		1,137,840

Diversified Consumer Services (0.3%)
Corinthian Colleges, Inc.*^	134,000	1,555,740
Matthews International Corp., Class A^	15,000	678,900
Universal Technical Institute, Inc.*^	170,000	2,118,200

		4,352,840

Hotels, Restaurants & Leisure (2.6%)
Boyd Gaming Corp.^	36,000	452,160
Canterbury Park Holding Corp.	140,000	1,274,000
Churchill Downs, Inc.^	178,000	6,206,860
Denny’s Corp.*^	8,000	22,720
Dover Downs Gaming & Entertainment, Inc.^	82,000	526,440
Dover Motorsports, Inc.^	300,000	1,527,000
Gaylord Entertainment Co.*^	335,000	8,026,600
International Speedway Corp., Class A	13,000	507,390
Marcus Corp.	60,000	897,000
Nathan’s Famous, Inc.*^	40,000	608,400
Orient-Express Hotels Ltd., Class A	120,000	5,212,800
Pinnacle Entertainment, Inc.*^	240,000	2,517,600
Six Flags, Inc.*^	20,000	23,000
Sonesta International Hotels Corp., Class A‡	239,700	6,011,676
Steak n Shake Co.*^	470,000	2,975,100
Triarc Cos., Inc., Class A	40,000	256,000
Triarc Cos., Inc., Class B^	70,000	443,100

		37,487,846

Household Durables (0.8%)
Cavalier Homes, Inc.*	798,600	1,573,242
Cavco Industries, Inc.*^	94,500	3,092,985
Champion Enterprises, Inc.*^	520,000	3,042,000
Nobility Homes, Inc.	40,000	638,000
Palm Harbor Homes, Inc.*^	35,000	193,550
Skyline Corp.^	120,000	2,820,000

		11,359,777

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*^	270,000	1,741,500
Liberty Media Corp., Interactive, Class A*	12,500	184,500

	Number of Shares	Value (Note 1)
NutriSystem, Inc.^	25,000	$353,500

		2,279,500

Leisure Equipment & Products (0.2%)
Aruze Corp.	45,000	1,334,934
Fairchild Corp., Class A*	602,000	1,270,220
Marine Products Corp.^	165,000	1,089,000

		3,694,154

Media (4.1%)
Acme Communications, Inc.*	65,000	89,700
Beasley Broadcasting Group, Inc., Class A	348,000	1,590,360
Belo Corp., Class A	130,000	950,300
Cablevision Systems Corp. - New York Group, Class A*	400,000	9,040,000
Carmike Cinemas, Inc.^	120,000	704,400
Charter Communications, Inc., Class A*	48,000	50,400
Citadel Broadcasting Corp.*^	520,000	634,400
Crown Media Holdings, Inc., Class A*^	120,000	568,800
Cumulus Media, Inc., Class A*	4,011	15,803
Discovery Holding Co., Class A*	25,000	549,000
Emmis Communications Corp., Class A*^	300,000	756,000
Fisher Communications, Inc.*^	236,000	8,127,840
Gray Television, Inc.^	400,000	1,148,000
Gray Television, Inc., Class A^	38,000	171,000
Grupo Televisa S.A. (Sponsored ADR)	85,000	2,007,700
Hearst-Argyle Television, Inc.^	50,000	960,000
Il Sole 24 Ore	270,000	1,576,064
Imax Corp.*^	17,000	116,280
Interactive Data Corp.	130,000	3,266,900
Interep National Radio Sales, Inc., Class A*	65,000	195
Interpublic Group of Cos., Inc.*	100,000	860,000
Journal Communications, Inc., Class A^	785,000	3,783,700
Journal Register Co.^	120,000	21,600
Lakes Entertainment, Inc.*^	95,000	625,100
Lee Enterprises, Inc.^	335,000	1,336,650
Liberty Global, Inc., Class A*	15,000	471,450
Liberty Media Corp., Capital Series, Class A*	5,000	72,000
Liberty Media Corp., Entertainment Series, Class A*	20,000	484,600
Lin TV Corp., Class A*^	640,000	3,814,400
Martha Stewart Living Omnimedia, Inc., Class A*^	450,000	3,330,000
McClatchy Co., Class A^	15,000	101,700
MDC Partners, Inc., Class A*	7,000	50,260
Media General, Inc., Class A^	300,000	3,585,000
Meredith Corp.^	43,000	1,216,470
Nexstar Broadcasting Group, Inc., Class A*^	10,000	40,900
Primedia, Inc.^	122,500	570,850
Salem Communications Corp., Class A	578,100	1,138,857
Sinclair Broadcast Group, Inc., Class A^	270,000	2,052,000
Triple Crown Media, Inc.*	225,000	105,750
Voyager Learning Co.*	400,000	2,180,000
Warner Music Group Corp.^	215,000	1,535,100
Young Broadcasting, Inc., Class A*	753,600	105,504

		59,805,033

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.2%)
Bon-Ton Stores, Inc.^	500,000	$2,610,000

Specialty Retail (3.3%)
AutoNation, Inc.*^	210,000	2,104,200
Bed Bath & Beyond, Inc.*	12,000	337,200
Big 5 Sporting Goods Corp.^	50,000	378,500
Bowlin Travel Centers, Inc.*	70,000	94,500
Coldwater Creek, Inc.*^	500,000	2,640,000
Collective Brands, Inc.*	40,000	465,200
CSK Auto Corp.*	1,720,000	18,025,600
Earl Scheib, Inc.*	280,000	770,000
Midas, Inc.*^	440,000	5,940,000
O’Reilly Automotive, Inc.*	175,000	3,911,250
Penske Auto Group, Inc.^	120,000	1,768,800
Pep Boys - Manny, Moe & Jack^	500,000	4,360,000
Sally Beauty Holdings, Inc.*^	265,000	1,711,900
Tractor Supply Co.*^	190,000	5,517,600

		48,024,750

Textiles, Apparel & Luxury Goods (0.5%)
Ashworth, Inc.*^	2,000	6,980
Escada AG*	130,000	2,763,160
Hanesbrands, Inc.*	60,000	1,628,400
Hartmarx Corp.*	475,100	1,030,967
Levcor International, Inc.*	150,300	22,545
Movado Group, Inc.^	50,000	990,000
Wolverine World Wide, Inc.	20,000	533,400

		6,975,452

Total Consumer Discretionary		213,616,316

Consumer Staples (6.7%)
Beverages (0.9%)
Boston Beer Co., Inc., Class A*^	73,000	2,969,640
Brown-Forman, Class A^	3,000	228,060
Davide Campari-Milano S.p.A.	80,000	668,826
PepsiAmericas, Inc.	500,000	9,890,000

		13,756,526

Food & Staples Retailing (1.8%)
Great Atlantic & Pacific Tea Co., Inc.*^	525,000	11,980,500
Ingles Markets, Inc., Class A^	348,000	8,118,840
Village Super Market, Inc., Class A^	26,800	1,033,944
Weis Markets, Inc.	34,000	1,103,980
Winn-Dixie Stores, Inc.*^	260,000	4,165,200

		26,402,464

Food Products (2.4%)
Bull-Dog Sauce Co., Ltd.	40,000	92,292
Corn Products International, Inc.	64,000	3,143,040
Del Monte Foods Co.	620,000	4,402,000
Flowers Foods, Inc.	35,000	991,900
Griffin Land & Nurseries, Inc.	190,000	5,833,000
Hain Celestial Group, Inc.*^	40,000	939,200
J & J Snack Foods Corp.^	55,000	1,507,550
John B. Sanfilippo & Son, Inc.*	1,000	8,690
Lifeway Foods, Inc.*^	55,000	653,950
Nissin Food Products Co., Ltd.	120,000	4,023,167
Ralcorp Holdings, Inc.*^	60,000	2,966,400
Rock Field Co., Ltd.	190,000	2,503,273
Smart Balance, Inc.*	150,000	1,081,500
Tootsie Roll Industries, Inc.^	267,588	6,724,486

		34,870,448

Household Products (1.1%)
Church & Dwight Co., Inc.^	74,000	4,169,900
Energizer Holdings, Inc.*^	20,000	1,461,800
Katy Industries, Inc.*‡	570,000	1,111,500
Oil-Dri Corp. of America‡	415,025	7,449,699

	Number of Shares	Value (Note 1)
WD-40 Co.	38,000	$1,111,500

		15,304,399

Personal Products (0.5%)
Elizabeth Arden, Inc.*^	10,000	151,800
Revlon, Inc., Class A*^	160,000	136,000
Schiff Nutrition International, Inc.‡	900,000	5,040,000
United-Guardian, Inc.	127,400	1,484,210

		6,812,010

Total Consumer Staples		97,145,847

Energy (2.3%)
Energy Equipment & Services (2.2%)
Oceaneering International, Inc.*	50,000	3,852,500
Rowan Cos., Inc.	100,000	4,675,000
RPC, Inc.^	1,260,000	21,168,000
Union Drilling, Inc.*	115,000	2,493,200

		32,188,700

Oil, Gas & Consumable Fuels (0.1%)
Callon Petroleum Co.*	1,000	27,360
Genesis Energy LP	62,000	1,143,900

		1,171,260

Total Energy		33,359,960

Financials (5.6%)
Capital Markets (2.7%)
BKF Capital Group, Inc.*	50,000	112,500
Calamos Asset Management, Inc., Class A	30,000	510,900
Cohen & Steers, Inc.^	25,000	649,250
Epoch Holding Corp.^	415,000	3,780,650
Janus Capital Group, Inc.	260,000	6,882,200
Pzena Investment Management, Inc., Class A^	40,000	510,400
SWS Group, Inc.^	480,000	7,972,800
Waddell & Reed Financial, Inc., Class A	512,000	17,925,120

		38,343,820

Commercial Banks (0.6%)
Fidelity Southern Corp.	20,000	93,400
Nara Bancorp, Inc.^	550,000	5,901,500
Seacoast Banking Corp. of Florida^	40,000	310,400
Sterling Bancorp/New York^	224,000	2,676,800

		8,982,100

Consumer Finance (0.2%)
Discover Financial Services	160,000	2,107,200

Diversified Financial Services (0.5%)
BPW Acquisition Corp.*	590,000	5,782,000
Highlands Acquisition Corp.*^	100,000	955,000
Ideation Acquisition Corp.*	125,000	968,750
SP Acquisition Holdings, Inc.*	15,000	147,000

		7,852,750

Insurance (0.8%)
Alleghany Corp.*	3,845	1,276,732
Argo Group International Holdings Ltd.*^	77,807	2,611,203
CNA Surety Corp.*	635,000	8,026,400

		11,914,335

Real Estate Investment Trusts (REITs) (0.0%)
Deerfield Capital Corp. (REIT)^	11,662	9,213

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	1,600	35,200
Gyrodyne Co. of America, Inc. (REIT)*	3,700	128,575

		163,775

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.8%)
Crazy Woman Creek Bancorp, Inc.	14,000	$271,600
Flushing Financial Corp.^	185,000	3,505,750
Franklin Bank Corp./Texas*^	30,000	18,300
NewAlliance Bancshares, Inc.^	400,000	4,992,000
Sovereign Bancorp, Inc.^	300,000	2,208,000

		10,995,650

Total Financials		80,368,843

Health Care (8.3%)
Biotechnology (0.4%)
Crucell N.V. (ADR)*^	160,000	2,556,800
Third Wave Technologies, Inc.*	200,000	2,232,000
Vanda Pharmaceuticals, Inc.*^	30,000	98,700

		4,887,500

Health Care Equipment & Supplies (4.7%)
Advanced Medical Optics, Inc.*^	630,000	11,806,200
Align Technology, Inc.*^	225,000	2,360,250
AngioDynamics, Inc.*	160,000	2,179,200
Anika Therapeutics, Inc.*	5,000	42,950
ArthroCare Corp.*^	35,000	1,428,350
Biolase Technology, Inc.*^	112,000	383,040
CONMED Corp.*^	135,000	3,584,250
Cooper Cos., Inc.^	57,000	2,117,550
Cutera, Inc.*^	285,000	2,573,550
Del Global Technologies Corp.*	35,000	59,500
Dentsply International, Inc.	5,000	184,000
DexCom, Inc.*^	65,000	392,600
Edwards Lifesciences Corp.*	40,000	2,481,600
Exactech, Inc.*^	130,000	3,342,300
Greatbatch, Inc.*^	500,000	8,650,000
ICU Medical, Inc.*^	115,000	2,631,200
Inverness Medical Innovations, Inc.*^	10,000	331,700
Kensey Nash Corp.*^	95,000	3,044,750
Mentor Corp.^	200,000	5,564,000
Micrus Endovascular Corp.*^	240,000	3,364,800
National Dentex Corp.*	35,000	442,400
Orthofix International N.V.*^	40,000	1,158,000
Palomar Medical Technologies, Inc.*^	22,000	219,560
Quidel Corp.*	66,000	1,090,320
RTI Biologics, Inc.*^	120,000	1,050,000
SSL International plc	180,000	1,599,954
Syneron Medical Ltd.*^	15,000	246,600
Thoratec Corp.*^	160,000	2,782,400
Vascular Solutions, Inc.*	225,000	1,462,500
Young Innovations, Inc.	50,000	1,041,000

		67,614,524

Health Care Providers & Services (1.6%)
American Dental Partners, Inc.*^	35,000	415,450
Animal Health International, Inc.*	177,000	1,102,710
Apria Healthcare Group, Inc.*	30,000	581,700
Chemed Corp.^	215,000	7,871,150
Henry Schein, Inc.*	4,000	206,280
MWI Veterinary Supply, Inc.*^	15,000	496,650
Odyssey HealthCare, Inc.*^	480,000	4,675,200
Owens & Minor, Inc.^	140,000	6,396,600
Patterson Cos., Inc.*	15,000	440,850
PSS World Medical, Inc.*^	70,000	1,141,000

		23,327,590

Health Care Technology (0.3%)
AMICAS, Inc.*	258,700	734,708
IMS Health, Inc.	140,000	3,262,000

		3,996,708

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Applera Corp.- Applied Biosystems Group	20,000	$669,600
Invitrogen Corp.*	26,000	1,020,760

		1,690,360

Pharmaceuticals (1.2%)
Allergan, Inc.	32,000	1,665,600
Alpharma, Inc., Class A*^	320,000	7,209,600
Heska Corp.*	165,000	198,000
Matrixx Initiatives, Inc.*^	310,000	5,164,600
Pain Therapeutics, Inc.*^	400,000	3,160,000
TL Administration Corp.*†	85,000	340

		17,398,140

Total Health Care		118,914,822

Industrials (22.8%)
Aerospace & Defense (1.6%)
AAR Corp.*^	75,000	1,014,750
Curtiss-Wright Corp.	54,000	2,415,960
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	106,000
GenCorp, Inc.*^	305,000	2,183,800
Heico Corp.^	14,000	455,560
Herley Industries, Inc.*	400,000	5,312,000
Innovative Solutions & Support, Inc.*^	16,000	103,200
Moog, Inc., Class A*^	60,000	2,234,400
Precision Castparts Corp.	100,000	9,637,000

		23,462,670

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*^	370,000	5,461,200

Building Products (0.3%)
Griffon Corp.*^	430,000	3,766,800

Commercial Services & Supplies (3.2%)
ACCO Brands Corp.*^	185,000	2,077,550
Allied Waste Industries, Inc.*	290,000	3,659,800
American Ecology Corp.	2,000	59,060
Angelica Corp.	20,000	425,400
Brink’s Co.	1,000	65,420
Casella Waste Systems, Inc.*^	35,000	426,650
ChoicePoint, Inc.*	400,000	19,280,000
Copart, Inc.*	4,000	171,280
Covanta Holding Corp.*	150,000	4,003,500
Duff & Phelps Corp., Class A*	22,000	364,320
Nashua Corp.*	219,500	2,195,000
Republic Services, Inc.	200,000	5,940,000
Rollins, Inc.	470,000	6,965,400
Waste Connections, Inc.*^	10,000	319,300
Waste Services, Inc.*	40,000	281,600
WCA Waste Corp.*	60,000	381,000

		46,615,280

Construction & Engineering (0.4%)
Furmanite Corp.*^	443,400	3,538,332
Insituform Technologies, Inc., Class A*^	72,000	1,096,560
Layne Christensen Co.*	37,000	1,620,230

		6,255,122

Electrical Equipment (4.3%)
A.O. Smith Corp.^	7,000	229,810
A.O. Smith Corp., Class A^	8,000	264,000
Acuity Brands, Inc.^	1,400	67,312
Ametek, Inc.	195,000	9,207,900
Baldor Electric Co.^	220,000	7,695,600
Belden, Inc.^	54,000	1,829,520
C&D Technologies, Inc.*	13,000	109,980
Franklin Electric Co., Inc.	114,200	4,428,676

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
GrafTech International Ltd.*	570,000	$15,293,100
MagneTek, Inc.*^	470,000	1,988,100
Roper Industries, Inc.	37,000	2,437,560
SL Industries, Inc.*	165,000	2,516,250
Tech/Ops Sevcon, Inc.‡	300,000	2,205,000
Thomas & Betts Corp.*	300,000	11,355,000
Woodward Governor Co.	74,000	2,638,840

		62,266,648

Industrial Conglomerates (0.8%)
Standex International Corp.^	72,000	1,493,280
Tredegar Corp.^	720,000	10,584,000

		12,077,280

Machinery (9.4%)
Ampco-Pittsburgh Corp.	212,000	9,429,760
Badger Meter, Inc.^	32,000	1,616,960
Baldwin Technology Co., Inc., Class A*^	390,000	889,200
Barnes Group, Inc.^	7,000	161,630
Basin Water, Inc.*^	20,000	93,600
CIRCOR International, Inc.	250,000	12,247,500
Clarcor, Inc.^	400,000	14,040,000
CNH Global N.V.	405,000	13,757,850
Crane Co.	275,000	10,595,750
Donaldson Co., Inc.	40,000	1,785,600
Flowserve Corp.	167,000	22,828,900
Gehl Co.*^	110,000	1,626,900
Gorman-Rupp Co.^	73,312	2,920,750
Graco, Inc.^	122,000	4,644,540
Greenbrier Cos., Inc.^	40,000	812,000
IDEX Corp.	163,000	6,004,920
K-Tron International, Inc.*	3,600	466,560
L.S. Starrett Co., Class A	65,000	1,536,600
Mueller Water Products, Inc., Class A	57,000	459,990
Navistar International Corp.*	90,000	5,923,800
Oshkosh Corp.	14,000	289,660
Robbins & Myers, Inc.^	168,000	8,378,160
Tennant Co.	190,000	5,713,300
Watts Water Technologies, Inc., Class A^	340,000	8,466,000

		134,689,930

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	40,800	775,200

Trading Companies & Distributors (2.3%)
GATX Corp.	355,000	15,737,150
Huttig Building Products, Inc.*	44,000	79,640
Industrial Distribution Group, Inc.*	200,000	2,398,000
Kaman Corp.	616,000	14,020,160
National Patent Development Corp.*^	223,200	491,040
Rush Enterprises, Inc., Class B*	92,000	999,120

		33,725,110

Total Industrials		329,095,240

Information Technology (8.6%)
Communications Equipment (1.0%)
3Com Corp.*	300,000	636,000
Bel Fuse, Inc., Class A^‡	300,000	8,400,000
Communications Systems, Inc.	100,000	1,075,000
Nextwave Wireless, Inc.*^	225,000	909,000
Nortel Networks Corp.*^	300,000	2,466,000
Plantronics, Inc.	45,000	1,004,400
Radyne Corp.*	40,000	457,200

		14,947,600

	Number of Shares	Value (Note 1)
Computers & Peripherals (2.3%)
Diebold, Inc.	340,000	$12,097,200
Intermec, Inc.*	900,000	18,972,000
NCR Corp.*	15,000	378,000
TransAct Technologies, Inc.*	132,000	1,092,960

		32,540,160

Electronic Equipment & Instruments (1.9%)
Anixter International, Inc.*^	2,500	148,725
CTS Corp.^	530,000	5,326,500
Excel Technology, Inc.*	70,000	1,562,400
Gerber Scientific, Inc.*	460,000	5,234,800
KEMET Corp.*^	370,000	1,198,800
Littelfuse, Inc.*^	97,000	3,060,350
Methode Electronics, Inc.	150,000	1,567,500
Park Electrochemical Corp.	390,000	9,480,900
Trans-Lux Corp.*	92,000	322,000

		27,901,975

Internet Software & Services (0.4%)
ValueClick, Inc.*^	345,000	5,226,750

IT Services (1.5%)
Edgewater Technology, Inc.*	480,000	2,308,800
Electronic Data Systems Corp.	800,000	19,712,000

		22,020,800

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	20,000	652,800

Semiconductors & Semiconductor Equipment (0.4%)
California Micro Devices Corp.*^	800,000	2,488,000
Cypress Semiconductor Corp.*	70,000	1,732,500
MoSys, Inc.*^	32,000	157,120
Trident Microsystems, Inc.*	380,000	1,387,000

		5,764,620

Software (1.0%)
Borland Software Corp.*^	65,000	88,400
FalconStor Software, Inc.*^	82,500	584,100
GSE Systems, Inc.*^	20,300	180,873
Macrovision Solutions Corp.*	227,680	3,406,093
Mentor Graphics Corp.*	60,000	948,000
Stamford Industrial Group, Inc.*	450,000	742,500
Take-Two Interactive Software, Inc.*^	300,000	7,671,000
Tyler Technologies, Inc.*^	65,000	882,050

		14,503,016

Total Information Technology		123,557,721

Materials (5.8%)
Chemicals (4.6%)
Albemarle Corp.	17,000	678,470
Arch Chemicals, Inc.^	75,000	2,486,250
Chemtura Corp.	1,480,000	8,643,200
Core Molding Technologies, Inc.*	255,000	1,736,550
Cytec Industries, Inc.	5,000	272,800
Ferro Corp.	600,000	11,256,000
H.B. Fuller Co.	220,000	4,936,800
Hawkins, Inc.	162,000	2,423,520
Hercules, Inc.	670,000	11,343,100
Huntsman Corp.	40,000	456,000
Material Sciences Corp.*	95,000	769,500
NewMarket Corp.	23,000	1,523,290
Omnova Solutions, Inc.*	700,000	1,946,000
Penford Corp.	6,000	89,280
Scotts Miracle-Gro Co., Class A	60,000	1,054,200
Sensient Technologies Corp.	320,000	9,011,200
Zep, Inc.^	515,000	7,663,200

		66,289,360

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (1.0%)
Chesapeake Corp.*^	16,000	$37,600
Greif, Inc., Class A	128,000	8,195,840
Myers Industries, Inc.	685,000	5,582,750

		13,816,190

Metals & Mining (0.2%)
Barrick Gold Corp.	35,000	1,592,500
Brush Engineered Materials, Inc.*	42,000	1,025,640
Kinross Gold Corp.^	28,167	665,023
WHX Corp.*	50,000	70,000

		3,353,163

Paper & Forest Products (0.0%)
Schweitzer-Mauduit International, Inc.^	33,000	556,050

Total Materials		84,014,763

Telecommunication Services (3.7%)
Diversified Telecommunication Services (1.6%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*^	3,000,000	11,940,000
Citizens Communications Co.^	50,000	567,000
D&E Communications, Inc.	95,000	844,550
FairPoint Communications, Inc.^	1,996	14,391
HickoryTech Corp.	15,000	124,050
New Ulm Telecom, Inc.	3,400	35,360
Verizon Communications, Inc.	90,000	3,186,000
Vimpel-Communications OJSC (Sponsored ADR)	200,000	5,936,000
Windstream Corp.	27,000	333,180

		22,980,873

Wireless Telecommunication Services (2.1%)
Centennial Communications Corp.*^	200,000	1,398,000
Clearwire Corp., Class A*^	125,000	1,620,000
Rogers Communications, Inc., Class B^	200,000	7,732,000
Rural Cellular Corp., Class A*	340,000	15,133,400
U.S. Cellular Corp.*	66,000	3,732,300

		29,615,700

Total Telecommunication Services		52,596,573

Utilities (5.7%)
Electric Utilities (1.3%)
Allegheny Energy, Inc.	22,000	1,102,420
El Paso Electric Co.*^	450,000	8,910,000
Maine & Maritimes Corp.*	3,000	127,200
Unisource Energy Corp.	140,000	4,341,400
Westar Energy, Inc.	220,000	4,732,200

		19,213,220

Gas Utilities (1.6%)
AGL Resources, Inc.	4,000	138,320
EnergySouth, Inc.^	26,000	1,275,560
National Fuel Gas Co.	140,000	8,327,200
ONEOK, Inc.	80,000	3,906,400
Southwest Gas Corp.	305,000	9,067,650

		22,715,130

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	25,000	480,250
Ormat Technologies, Inc.	8,000	393,440

		873,690

Multi-Utilities (2.6%)
Aquila, Inc.*	5,000,000	18,850,000
CH Energy Group, Inc.^	200,000	7,114,000
Florida Public Utilities Co.	22,000	261,800
NorthWestern Corp.	300,000	7,626,000

	Number of Shares	Value (Note 1)
PNM Resources, Inc.^	260,000	$3,109,600

		36,961,400

Water Utilities (0.2%)
Pennichuck Corp.	108,800	2,518,720
SJW Corp.^	22,000	580,800

		3,099,520

Total Utilities		82,862,960

Total Common Stocks (84.3%) (Cost $1,177,619,948)		1,215,533,045

	Number of Warrants
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal Mogul Corp., expiring 12/27/14* (Cost $—)	4,531	6,343

	Principal Amount
SHORT TERM INVESTMENTS:
Government Securities (16.4%)
U.S. Treasury Bills
1.89%, 7/10/08 (p)	$20,000,000	19,989,500
1.80%, 7/31/08 (p)	25,000,000	24,961,277
1.71%, 8/7/08 (p)	45,000,000	44,918,763
1.60%, 8/21/08 (p)	25,000,000	24,942,204
1.66%, 9/11/08 (p)	20,000,000	19,932,800
1.82%, 10/9/08 (p)	102,000,000	101,480,922

Total Government Securities		236,225,466

Short-Term Investments of Cash Collateral for Securities Loaned (23.6%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	528,129	528,129
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	2,904,707	2,904,707
American Express Bank FSB
2.49%, 7/18/08 (l)	528,129	528,129
American Honda Finance Corp.
2.71%, 9/11/08 (l)	396,096	396,096
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	2,164,902	2,164,902
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,759,078	1,759,078
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	6,179,104	6,179,104
Bank of Ireland
2.13%, 12/29/08 (l)	2,640,580	2,640,580
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	4,594,718	4,594,718
Bank of Scotland plc/London
3.25%, 7/1/08	4,184,098	4,184,098
2.12%, 7/17/08 (l)	1,109,070	1,109,070
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	2,640,643	2,640,643
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,214,696	1,214,696
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	5,281,285	5,281,285
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	1,320,321	1,320,321
Beta Finance, Inc.
2.13%, 2/17/09 (l)	2,111,948	2,111,948
2.12%, 5/11/09 (l)	3,168,017	3,168,017

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Calyon/New York
2.12%, 10/14/08 (l)	$7,129,038	$7,129,038
2.16%, 7/2/10 (l)	2,639,533	2,639,533
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	3,327,210	3,327,210
CC USA, Inc.
2.13%, 2/12/09 (l)	1,847,952	1,847,952
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,010,333	3,010,333
Comerica Bank
2.12%, 8/7/08 (l)	1,531,442	1,531,442
2.74%, 1/12/09 (l)	2,429,808	2,429,808
2.50%, 3/16/09 (l)	3,063,007	3,063,007
2.52%, 6/19/09 (l)	3,327,520	3,327,520
2.53%, 6/19/09 (l)	1,901,168	1,901,168
Commerzbank AG/New York
2.60%, 7/14/08	2,640,643	2,640,643
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,320,321	1,320,321
Deutsche Bank AG/Singapore
3.50%, 7/1/08	1,305,798	1,305,798
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	26,406,425	26,406,425
2.80%, 7/1/08 (r)	18,819,029	18,819,029
Fifth Third Bancorp
2.49%, 8/22/08 (l)	316,877	316,877
Five Finance, Inc.
2.13%, 2/23/09 (l)	1,055,953	1,055,953
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,320,321	1,320,321
2.15%, 3/12/10 (l)	2,429,391	2,429,391
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	4,594,718	4,594,718
2.54%, 9/12/08 (l)	1,003,444	1,003,444
2.60%, 12/23/08 (l)	1,346,856	1,346,856
2.16%, 3/27/09 (l)	4,119,402	4,119,402
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	92,422,488	92,422,488
2.95%, 7/1/08 (r)	39,609,637	39,609,637
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	3,037,858	3,037,858
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	2,640,643	2,640,643
Links Finance LLC
2.12%, 6/22/09 (l)	3,431,976	3,431,976
MassMutual Global Funding II
2.15%, 3/26/10 (l)	4,436,279	4,436,279
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,848,450	1,848,450
2.11%, 1/23/09 (l)	1,848,450	1,848,450
2.12%, 3/13/09 (l)	580,941	580,941
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	2,535,017	2,535,017
2.17%, 6/29/09 (l)	1,584,386	1,584,386
Monumental Global Funding II
2.15%, 3/26/10 (l)	4,066,590	4,066,590
2.18%, 5/26/10 (l)	369,690	369,690
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,346,728	1,346,728
Morgan Stanley
3.22%, 2/9/09 (l)	3,121,875	3,121,875
New York Life Global Funding
2.50%, 3/30/09 (l)	1,848,450	1,848,450
Pricoa Global Funding I
2.12%, 9/22/08 (l)	4,489,092	4,489,092

	Principal Amount	Value (Note 1)
2.16%, 12/15/09 (l)	$1,056,257	$1,056,257
2.15%, 6/25/10 (l)	2,376,103	2,376,103
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	422,503	422,503
SLM Corp.
2.87%, 12/15/08 (l)	1,016,885	1,016,885
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	13,203,212	13,203,212
Tango Finance Corp.
2.13%, 6/25/09 (l)	3,484,386	3,484,386
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,584,386	1,584,386
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	1,056,257	1,056,257
2.50%, 8/14/08 (l)	1,056,257	1,056,257
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	792,193	792,193
Wells Fargo & Co.
2.62%, 8/3/09 (l)	4,753,157	4,753,157
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	316,877	316,877

Total Short-Term Investments of Cash Collateral for Securities Loaned		339,948,733

Time Deposit (0.4%)
JPMorgan Chase Nassau
1.49%, 7/1/08	5,252,658	5,252,658

Total Short-Term Investments (40.4%) (Cost/Amortized Cost $581,536,363)		581,426,857

Total Investments (124.7%) (Cost/Amortized Cost $1,759,156,311)		1,796,966,245
Other Assets Less Liabilities (-24.7%)		(355,571,862)

Net Assets (100%)		$1,441,394,383

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Loss
Bel Fuse, Inc., Class A	$6,853,163	$3,045,897	$—	$8,400,000	$27,300	$—
Katy Industries, Inc.	1,050,000	85,151	—	1,111,500	—	—
Oil-Dri Corp of America	8,789,712	243,783	—	7,449,699	106,035	—
Schiff Nutrition International Inc.	5,155,094	10,621	—	5,040,000	—	—
Sonesta International Hotels Corp., Class A	3,150,000	3,957,518	12,653	6,011,676	110,150	(5,665)
Tech/Ops Sevcon, Inc.	1,197,750	1,052,368	—	2,205,000	11,700	—

	$26,195,719	$8,395,338	$12,653	$30,217,875	$255,185	$(5,665)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,199,799,348	$597,166,215	$682	$1,796,966,245
Other Investments*	—	—	—	—

Total	$1,199,799,348	$597,166,215	$682	$1,796,966,245

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,202	$—
Total gains or losses (realized/unrealized) included in earnings	(4,310)	—
Purchases, sales, issuances, and settlements (net)	(1,210)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$682	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$441,901,670
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$176,966,036

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,477,062
Aggregate gross unrealized depreciation	(176,834,337)

Net unrealized appreciation	$31,642,725

Federal income tax cost of investments	$1,765,323,520

At June 30, 2008, the Portfolio had loaned securities with a total value of $428,808,497. This was secured by collateral of $339,948,733 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $100,193,146 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $13,720, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $476,247 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (24.8%)
Asset-Backed Securities (13.9%)
ACE Securities Corp.,
Series 06-NC3 A2A
2.533%, 12/25/36 (b)(l)	$398,252	$381,769
Bear Stearns Asset Backed Securities Trust,
Series 06-HE10 21A1
2.553%, 12/25/36 (b)(l)	305,456	280,820
Carrington Mortgage Loan Trust,
Series 06-NC5 A1
2.533%, 1/25/37 (b)(l)	349,070	337,787
Chase Issuance Trust,
Series 07-A17 A
5.120%, 10/15/14	500,000	505,312
Series 08-A9 A9
4.260%, 5/15/13	480,000	476,877
Citibank Omni Master Trust,
Series 07-A9A A9
3.581%, 12/23/13§(l)	560,000	564,821
Countrywide Asset-Backed Certificates,
Series 06-22 2A1
2.533%, 5/25/47 (b)(l)	316,953	309,139
Daimler Chrysler Auto Trust,
Series 06-B A3
5.330%, 8/8/10	488,294	492,769
Ford Credit Auto Owner Trust,
Series 07-A A2A
5.420%, 4/15/10	377,629	380,857
Series 08-A A3A
3.960%, 4/15/12	520,000	518,891
Honda Auto Receivables Owner Trust,
Series 06-2 A3
5.300%, 7/21/10	307,928	310,707
Series 07-2 A2
5.410%, 11/23/09	279,578	281,244
Indymac Residential Asset Backed Trust,
Series 06-E 2A1
2.543%, 4/25/37 (b)(l)	314,229	310,708
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11	950,000	952,652
Morgan Stanley ABS Capital I,
Series 06-HE8 A2A
2.533%, 10/25/36 (b)(l)	280,070	270,289
Nissan Auto Receivables Owner Trust,
Series 05-C A3
4.190%, 7/15/09	100,324	100,488
Residential Asset Mortgage Products, Inc.,
Series 06-EFC2 A1
2.543%, 12/25/36 (b)(l)	206,243	200,285
SLM Student Loan Trust,
Series 08-5 A1
3.697%, 10/25/13 (l)	690,000	692,049
Series 08-5 A2
3.997%, 10/25/16 (l)	260,000	263,941
Series 08-5 A4
4.597%, 7/25/23 (l)	260,000	270,400
Structured Asset Securities Corp.,
Series 06-BC6 A2
2.563%, 1/25/37 (l)	364,616	346,654
Series 07-WF2 A2
3.183%, 8/25/37 (l)	452,778	432,615
USAA Auto Owner Trust,
Series 08-1 A3
4.160%, 4/16/12	690,000	692,653

		9,373,727

	Principal Amount	Value (Note 1)
Non-Agency CMO (10.9%)
American Home Mortgage Assets Trust,
Series 06-6 A1A
2.673%, 12/25/46 (l)	$152,744	$105,415
Bear Stearns Adjustable Rate Mortgage Trust,
Series 06-1 A1
4.625%, 2/25/36 (l)	466,100	445,050
Citigroup Mortgage Loan Trust, Inc.,
Series 06-AR1 1A1
4.900%, 10/25/35 (l)	437,991	425,208
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 07-CD5 A4
5.886%, 11/15/44 (l)	150,000	143,187
Countrywide Alternative Loan Trust,
Series 06-OA21 A1
2.672%, 3/20/47 (l)	152,415	106,916
Series 06-OC9 A1
2.558%, 12/25/36 (l)	359,343	313,118
Series 06-OC10 2A1
2.573%, 11/25/36 (l)	286,083	253,506
Credit Suisse Mortgage Capital Certificates,
Series 06-8 3A1
6.000%, 10/25/21	308,045	284,942
Deutsche Alt-A Securities, Inc.,
Series 06-OA1 A1
2.683%, 2/25/47 (l)	171,907	123,732
GMAC Commercial Mortgage Securities, Inc.,
Series 98-C2 A2
6.420%, 5/15/35	111,557	111,386
Greenwich Capital Commercial Funding Corp.,
Series 06-GG7 A4
6.112%, 7/10/38 (l)	275,000	271,279
GS Mortgage Securities Corp. II,
Series 06-GG6 A4 2A1
5.553%, 4/10/38 (l)	330,000	317,989
GSR Mortgage Loan Trust,
Series 06-OA1 2A1
2.673%, 8/25/46 (l)	223,145	160,822
Harborview Mortgage Loan Trust,
Series 06-9 2A1A
2.693%, 11/19/36 (l)	144,988	102,150
Series 06-11 A1A
2.653%, 12/19/36 (l)	507,221	357,167
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 04-CB8 A1A
4.158%, 1/12/39§	537,514	506,193
Series 07-C1 A4
5.716%, 2/15/51	430,000	403,513
JPMorgan Mortgage Trust,
Series 06-S2 2A2
5.875%, 7/25/36	77,626	76,073
Series 07-S1 1A2
5.500%, 3/25/22	79,703	77,038
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	366,484	366,939
Series 98-C4 A2
6.300%, 10/15/35	503,329	504,235
LB-UBS Commercial Mortgage Trust,
Series 05-C2 A2
4.821%, 4/15/30	503,625	502,501
Series 06-C1 A4
5.156%, 2/15/31	435,000	409,374
Series 07-C7 A3
5.866%, 9/15/45 9(l)	212,500	202,724

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I,
Series 07-IQ16 A4
5.809%, 12/12/49	$127,500	$121,044
Series 07-T27 A4
5.803%, 6/13/42 (l)	140,000	132,703
Residential Accredit Loans, Inc.,
Series 07-QO2 A1
2.633%, 2/25/47 (l)	91,955	65,554
Wachovia Bank Commercial Mortgage Trust,
Series 05-C22 A4
5.440%, 12/15/44 (l)	225,000	217,162
Series 07-C32 A3
5.929%, 6/15/49 (l)	245,000	232,470

		7,339,390

Total Asset-Backed and Mortgage-Backed Securities		16,713,117

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	350,000	350,188

Total Energy		350,188

Financials (7.6%)
Capital Markets (2.9%)
Bear Stearns Cos., Inc.
5.500%, 8/15/11	150,000	149,631
6.950%, 8/10/12	280,000	291,136
Goldman Sachs Group, Inc.
5.250%, 10/15/13	110,000	107,675
Lehman Brothers Holdings, Inc.
6.000%, 7/19/12	235,000	227,515
Morgan Stanley
2.960%, 1/9/12 (l)	1,275,000	1,184,957

		1,960,914

Commercial Banks (0.8%)
Royal Bank of Scotland Group plc
6.990%, 10/29/49§(l)	225,000	202,506
UBS AG/Connecticut
5.875%, 12/20/17	365,000	355,054

		557,560

Diversified Financial Services (3.9%)
Bank of America Corp.
6.000%, 9/1/17	300,000	289,054
Citigroup, Inc.
5.300%, 10/17/12	500,000	487,723
General Electric Capital Corp.
4.800%, 5/1/13	1,050,000	1,028,651
JP Morgan Chase Capital XXV
6.800%, 10/1/37	200,000	179,517
Private Export Funding Corp.
3.550%, 4/15/13	625,000	605,346

		2,590,291

Total Financials		5,108,765

Government Securities (84.4%)
Agency ABS (5.0%)
Federal National Mortgage Association Grantor Trust
2.763%, 3/25/33 (b)(l)	197,413	190,050
Small Business Administration,
Series 03-P10B 1
5.136%, 8/10/13	2,005,679	2,011,242
Series 04-P10B 1
4.754%, 8/10/14	1,181,015	1,158,130

		3,359,422

	Principal Amount	Value (Note 1)
Agency CMO (2.2%)
Federal Home Loan Mortgage Corp.
5.500%, 11/15/26	$374,185	$381,344
5.029%, 1/15/33 (l)	100,000	16,066
4.729%, 8/15/35 (l)	89,812	10,402
6.000%, 4/15/36	418,299	431,436
4.629%, 8/15/36 (l)	372,982	41,869
Federal National Mortgage Association
5.500%, 11/25/30	343,827	349,421
STRIPS
5.000%, 6/1/35	892,108	214,347

		1,444,885

U.S. Government Agencies (50.2%)
Federal Home Loan Bank
5.400%, 10/27/11	1,325,000	1,334,824
Federal Home Loan Mortgage Corp.
5.500%, 2/1/32	1,522,814	1,510,203
4.063%, 6/1/34 (l)	2,455,361	2,449,153
4.193%, 10/1/34 (l)	2,595,147	2,647,186
Federal National Mortgage Association
5.010%, 1/1/12	1,825,000	1,840,768
5.500%, 12/1/32	82,820	82,171
4.460%, 5/1/33 (l)	1,396,411	1,411,703
4.465%, 5/1/34 (l)	1,117,450	1,124,718
5.369%, 6/1/34 (l)	666,912	668,253
4.745%, 10/1/34 (l)	917,993	930,330
6.243%, 12/1/34 (l)	1,534,166	1,557,307
5.500%, 2/1/35	536,652	532,114
4.905%, 6/1/35 (l)	1,173,957	1,185,637
5.000%, 10/1/35	1,250,769	1,203,108
6.000%, 6/1/37	1,055,154	1,065,790
5.500%, 7/25/38 TBA	5,400,000	5,322,375
6.000%, 7/25/38 TBA	800,000	807,000
Government National Mortgage Association
7.500%, 10/15/24	1,936	2,084
7.000%, 9/20/28	50,499	53,737
6.000%, 12/15/31	1,352,159	1,379,308
Overseas Private Investment Corp.
7.050%, 11/15/13	1,178,572	1,271,785
Small Business Administration
5.886%, 9/1/11	278,079	282,992
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	2,019,586
6.000%, 3/15/13	1,000,000	1,074,831
4.750%, 8/1/13^	2,000,000	2,047,380

		33,804,343

U.S. Treasuries (27.0%)
U.S. Treasury Bonds
8.750%, 5/15/17^	2,040,000	2,748,423
8.500%, 2/15/20	450,000	620,016
U.S. Treasury Notes
2.000%, 2/28/10^	1,650,000	1,638,011
2.125%, 4/30/10^	1,755,000	1,742,248
4.625%, 2/29/12^	2,765,000	2,908,434
2.500%, 3/31/13	5,870,000	5,663,177
3.125%, 4/30/13	560,000	555,319
4.250%, 11/15/17^	1,895,000	1,935,712
3.500%, 2/15/18	395,000	380,218

		18,191,558

Total Government Securities		56,800,208

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (0.1%)
Electric Utilities (0.1%)
Duke Energy Carolinas LLC
5.250%, 1/15/18	$100,000	$98,686

Total Utilities		98,686

Total Long-Term Debt Securities (117.4%) (Cost $79,519,588)		79,070,964

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.9%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	9,298	9,298
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	51,140	51,140
American Express Bank FSB
2.49%, 7/18/08 (l)	9,298	9,298
American Honda Finance Corp.
2.71%, 9/11/08 (l)	6,974	6,974
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	38,115	38,115
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	30,970	30,970
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	108,789	108,789
Bank of Ireland
2.13%, 12/29/08 (l)	46,490	46,490
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	80,894	80,894
Bank of Scotland plc/London
3.25%, 7/1/08	73,665	73,665
2.12%, 7/17/08 (l)	19,526	19,526
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	46,491	46,491
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	21,386	21,386
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	92,982	92,982
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	23,246	23,246
Beta Finance, Inc.
2.13%, 2/17/09 (l)	37,183	37,183
2.12%, 5/11/09 (l)	55,776	55,776
Calyon/New York
2.12%, 10/14/08 (l)	125,514	125,514
2.16%, 7/2/10 (l)	46,471	46,471
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	58,579	58,579
CC USA, Inc.
2.13%, 2/12/09 (l)	32,535	32,535
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	53,000	53,000
Comerica Bank
2.12%, 8/7/08 (l)	26,962	26,962
2.74%, 1/12/09 (l)	42,779	42,779
2.50%, 3/16/09 (l)	53,927	53,927
2.52%, 6/19/09 (l)	58,584	58,584
2.53%, 6/19/09 (l)	33,472	33,472
Commerzbank AG/New York
2.60%, 7/14/08	46,491	46,491
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	23,246	23,246
Deutsche Bank AG/Singapore
3.50%, 7/1/08	22,990	22,990

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	$464,910	$464,910
2.80%, 7/1/08 (r)	331,327	331,327
Fifth Third Bancorp
2.49%, 8/22/08 (l)	5,579	5,579
Five Finance, Inc.
2.13%, 2/23/09 (l)	18,591	18,591
General Electric Capital Corp.
2.58%, 2/19/09 (l)	23,246	23,246
2.15%, 3/12/10 (l)	42,772	42,772
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	80,894	80,894
2.54%, 9/12/08 (l)	17,667	17,667
2.60%, 12/23/08 (l)	23,713	23,713
2.16%, 3/27/09 (l)	72,526	72,526
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	1,627,184	1,627,184
2.95%, 7/1/08 (r)	697,365	697,365
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	53,484	53,484
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	46,491	46,491
Links Finance LLC
2.12%, 6/22/09 (l)	60,423	60,423
MassMutual Global Funding II
2.15%, 3/26/10 (l)	78,105	78,105
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	32,544	32,544
2.11%, 1/23/09 (l)	32,544	32,544
2.12%, 3/13/09 (l)	10,228	10,228
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	44,631	44,631
2.17%, 6/29/09 (l)	27,895	27,895
Monumental Global Funding II
2.15%, 3/26/10 (l)	71,596	71,596
2.18%, 5/26/10 (l)	6,509	6,509
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	23,710	23,710
Morgan Stanley
3.22%, 2/9/09 (l)	54,964	54,964
New York Life Global Funding
2.50%, 3/30/09 (l)	32,544	32,544
Pricoa Global Funding I
2.12%, 9/22/08 (l)	79,035	79,035
2.16%, 12/15/09 (l)	18,596	18,596
2.15%, 6/25/10 (l)	41,834	41,834
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	7,439	7,439
SLM Corp.
2.87%, 12/15/08 (l)	17,903	17,903
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	232,455	232,455
Tango Finance Corp.
2.13%, 6/25/09 (l)	61,346	61,346
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	27,895	27,895
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	18,596	18,596
2.50%, 8/14/08 (l)	18,596	18,596
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	13,947	13,947
Wells Fargo & Co.
2.62%, 8/3/09 (l)	83,684	83,684

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	$5,579	$5,579

Total Short-Term Investments of Cash Collateral for Securities Loaned		5,985,120

Time Deposit (0.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08	190,593	190,593

Total Short-Term Investments (9.2%) (Amortized Cost $6,175,713)		6,175,713

Total Investments Before Securities Sold Short (126.6%) (Cost/Amortized Cost $85,695,301)		85,246,677

SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.3%)
Federal Home Loan Mortgage Corp.
5.500%, 7/15/38 TBA	(1,500,000)	(1,477,500)
Federal National Mortgage Association
5.000%, 7/25/38 TBA	(800,000)	(766,750)

Total Securities Sold Short (-3.3%) (Proceeds Received $2,256,285)		(2,244,250)

Total Investments (123.3%) (Cost/Amortized Cost $83,439,016)		83,002,427
Other Assets Less Liabilities (-23.3%)		(15,673,802)

Net Assets (100%)		$67,328,625

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $1,273,520 or 1.89% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS	—	Asset-Backed Security
CMO	—	Collateralized Mortgage Obligation
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$85,246,677	$—	$85,246,677
Other Investments*	—	—	—	—

Total	$—	$85,246,677	$—	$85,246,677

Liabilities:
Investments in Securities	$—	$2,244,250	$—	$2,244,250
Other Investments*	—	—	—	—

Total	$—	$2,244,250	$—	$2,244,250

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$788,884	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(788,884)	—

Balance as of 6/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,121,643
Long-term U.S. Treasury securities	329,201,004

$340,322,647

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,306,140
Long-term U.S. Treasury securities	341,328,976

$351,635,116

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,282
Aggregate gross unrealized depreciation	(1,146,134)

Net unrealized depreciation	$(712,852)

Federal income tax cost of investments	$85,959,529

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

At June 30, 2008, the Portfolio had loaned securities with a total value of $10,599,819. This was secured by collateral of $5,985,120 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $4,821,423 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $955,428 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.8%)
AGL Energy Ltd.	41,992	$575,655
Alumina Ltd.	109,348	496,877
Amcor Ltd.	84,798	410,522
AMP Ltd.	186,522	1,196,234
Aristocrat Leisure Ltd.	30,445	187,375
Asciano Group	48,795	162,317
ASX Ltd.	16,548	498,121
Australia & New Zealand Banking Group Ltd.	194,954	3,498,629
Babcock & Brown Ltd.^	21,051	151,354
Bendigo and Adelaide Bank Ltd.^	25,421	266,362
BHP Billiton Ltd.^	1,318,455	55,234,019
Billabong International Ltd.^	14,508	150,207
BlueScope Steel Ltd.	75,378	819,441
Boart Longyear Group	142,037	303,645
Boral Ltd.	53,756	291,162
Brambles Ltd.	143,575	1,201,581
Caltex Australia Ltd.	12,115	151,678
CFS Retail Property Trust (REIT)^	140,263	248,757
Coca-Cola Amatil Ltd.	50,847	341,699
Cochlear Ltd.	5,352	223,955
Commonwealth Bank of Australia	133,559	5,143,218
Computershare Ltd.	45,446	401,250
Crown Ltd.	43,060	383,486
CSL Ltd.	55,853	1,911,501
CSR Ltd.	86,460	203,068
Dexus Property Group (REIT)	282,564	373,814
Fairfax Media Ltd.^	135,519	380,652
Fortescue Metals Group Ltd.*	127,987	1,460,067
Foster’s Group Ltd.	195,012	947,827
Goodman Fielder Ltd.	118,235	159,251
Goodman Group (REIT)	153,599	454,995
GPT Group (REIT)	203,362	432,795
Harvey Norman Holdings Ltd.	44,324	131,298
Incitec Pivot Ltd.	6,000	1,064,101
Insurance Australia Group Ltd.^	179,669	597,671
Leighton Holdings Ltd.^	13,467	656,480
Lend Lease Corp., Ltd.^	34,736	318,012
Lion Nathan Ltd.	25,690	210,567
Macquarie Airports	60,105	118,696
Macquarie Group Ltd.^	27,316	1,273,710
Macquarie Infrastructure Group^	237,194	527,535
Macquarie Office Trust (REIT)	181,082	135,403
Metcash Ltd.	74,242	263,337
Mirvac Group (REIT)	99,941	283,593
National Australia Bank Ltd.	165,249	4,198,021
Newcrest Mining Ltd.	45,115	1,267,210
OneSteel Ltd.	80,835	576,544
Orica Ltd.	31,346	880,460
Origin Energy Ltd.	87,111	1,346,164
Oxiana Ltd.^	283,552	714,905
Paladin Energy Ltd.*^	49,057	301,453
Perpetual Ltd.^	3,293	135,018
Qantas Airways Ltd.	91,161	265,670
QBE Insurance Group Ltd.	89,944	1,931,435
Rio Tinto Ltd.	29,001	3,767,144
Santos Ltd.	59,482	1,223,130
Sims Group Ltd.	14,800	591,498
Sonic Healthcare Ltd.	30,511	425,578
St. George Bank Ltd.^	55,474	1,441,713
Stockland (REIT)	148,746	768,589
Suncorp-Metway Ltd.	94,496	1,181,275
TABCORP Holdings Ltd.	50,843	478,146
Tatts Group Ltd.^	113,297	255,239
Telstra Corp., Ltd.	441,999	1,796,582

	Number of Shares	Value (Note 1)
Toll Holdings Ltd.^	60,949	$351,741
Transurban Group^	104,915	425,440
Wesfarmers Ltd.	66,191	2,366,833
Wesfarmers Ltd. (PPS)	14,056	507,056
Westfield Group (REIT)	177,994	2,777,920
Westpac Banking Corp.	190,626	3,654,871
Woodside Petroleum Ltd.	48,901	3,164,327
Woolworths Ltd.	123,268	2,889,277
WorleyParsons Ltd.	14,488	525,834

		124,450,990

Austria (0.3%)
Andritz AG	3,720	234,571
Erste Bank der Oesterreichischen Sparkassen AG	19,259	1,198,946
Immoeast AG*	40,178	356,144
Immofinanz Immobilien Anlagen AG	44,506	458,975
OMV AG	16,415	1,288,612
Raiffeisen International Bank Holding AG^	5,249	670,813
Strabag SE^	4,980	388,118
Telekom Austria AG	33,696	731,066
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	7,462	668,728
Vienna Insurance Group	3,569	235,670
voestalpine AG^	11,682	959,181
Wienerberger AG	8,520	357,760

		7,548,584

Belgium (0.6%)
Belgacom S.A.	16,388	706,978
Colruyt S.A.	1,600	422,759
Compagnie Nationale a Portefeuille	3,845	288,765
Delhaize Group	9,703	653,088
Dexia S.A.^	52,764	844,035
Fortis	212,269	3,395,542
Groupe Bruxelles Lambert S.A.^	8,188	974,734
InBev N.V.	18,349	1,273,454
KBC Ancora SCA	3,040	265,641
KBC Groep N.V.	16,213	1,800,389
Mobistar S.A.	2,840	230,056
Solvay S.A., Class A	6,160	805,858
UCB S.A.	10,586	391,761
Umicore S.A.	12,053	595,873

		12,648,933

Bermuda (2.5%)
Ingersoll-Rand Co., Ltd., Class A^	154,700	5,790,421
Nabors Industries Ltd.*^	853,200	42,003,036
PartnerReinsurance Ltd.^	88,000	6,083,440
Seadrill Ltd.	28,400	868,472

		54,745,369

Brazil (1.5%)
Cia Vale do Rio Doce (ADR)^	912,600	32,689,332

Canada (8.3%)
Agrium, Inc.	33,175	3,567,639
Brookfield Asset Management, Inc., Class A^	176,100	5,730,294
Canadian National Railway Co.	309,900	14,899,992
Canadian Natural Resources Ltd.	65,000	6,427,969
Canadian Pacific Railway Ltd. (New York Exchange)	56,000	3,703,840
Canadian Pacific Railway Ltd. (Toronto Exchange)	184,400	12,242,699

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
EnCana Corp.	67,100	$6,143,430
Ensign Energy Services, Inc.	27,300	594,887
Finning International, Inc.	387,400	9,687,849
Manulife Financial Corp.	69,800	2,440,981
Potash Corp. of Saskatchewan, Inc.	319,000	74,007,875
Precision Drilling Trust^	129,800	3,535,752
Suncor Energy, Inc.	207,400	12,040,875
Talisman Energy, Inc.^	211,100	4,674,549
Teck Cominco Ltd., Class B	413,100	19,919,709

		179,618,340

China (0.0%)
Foxconn International Holdings Ltd.*^	203,000	196,823

Cyprus (0.0%)
Prosafe Production Public Ltd.*	16,120	93,368

Denmark (0.6%)
A.P. Moller - Maersk A/S, Class A	56	686,906
A.P. Moller - Maersk A/S, Class B	112	1,371,448
Carlsberg A/S, Class B	7,100	685,777
Coloplast A/S, Class B^	2,400	209,264
Danisco A/S	4,850	311,790
Danske Bank A/S	45,200	1,307,351
DSV A/S^	19,325	463,072
FLSmidth & Co. A/S	5,150	565,384
Jyske Bank A/S (Registered)*	4,900	292,245
Novo Nordisk A/S, Class B^	46,550	3,046,595
Novozymes A/S, Class B^	4,450	402,103
Rockwool International A/S, Class B^	685	88,073
Sydbank A/S	6,400	243,888
Topdanmark A/S*	1,600	241,523
TrygVesta A/S^	2,400	169,742
Vestas Wind Systems A/S*	18,800	2,460,837
William Demant Holding A/S*^	2,125	139,974

		12,685,972

Finland (0.9%)
Cargotec Corp., Class B	3,371	117,348
Elisa Oyj^	14,424	302,723
Fortum Oyj^	45,008	2,286,037
Kesko Oyj, Class B	5,925	191,890
Kone Oyj, Class B	14,804	520,705
Metso Oyj	12,357	563,626
Neste Oil Oyj^	12,336	363,588
Nokia Oyj	404,217	9,858,137
Nokian Renkaat Oyj	10,088	484,433
Orion Oyj, Class B	7,732	154,119
Outokumpu Oyj	11,415	399,885
Pohjola Bank plc^	11,112	192,798
Rautaruukki Oyj	8,107	370,924
Sampo Oyj, Class A^	43,945	1,110,488
Sanoma-WSOY Oyj^	7,230	160,163
Stora Enso Oyj, Class R	56,317	528,463
UPM-Kymmene Oyj	51,290	839,837
Wartsila Oyj^	8,123	510,931
YIT Oyj	12,272	308,760

		19,264,855

France (6.0%)
Accor S.A.	19,443	1,298,869
Aeroports de Paris S.A.	2,882	269,713
Air France-KLM	13,020	312,410
Air Liquide	25,340	3,346,127
Alcatel-Lucent*^	230,498	1,400,824

	Number of Shares	Value (Note 1)
Alstom S.A.^	10,736	$2,479,208
Atos Origin S.A.^	6,650	368,233
BNP Paribas	82,728	7,494,648
Bouygues S.A.	24,200	1,606,368
Bureau Veritas S.A.	3,940	234,052
Cap Gemini S.A.	14,021	826,502
Carrefour S.A.	64,387	3,645,413
Casino Guichard Perrachon S.A.	4,219	478,268
Christian Dior S.A.	5,292	545,746
Cie de Saint-Gobain S.A.^	28,485	1,782,269
Cie Generale d’Optique Essilor International S.A.^	19,968	1,221,077
Cie Generale de Geophysique-Veritas*	12,615	596,844
CNP Assurances S.A.	3,605	407,302
Compagnie Generale des Etablissements Michelin, Class B	14,615	1,050,204
Credit Agricole S.A.^	88,596	1,810,581
Dassault Systemes S.A.^	6,388	389,430
Eiffage S.A.^	3,618	247,963
Electricite de France S.A.	20,343	1,932,633
Eramet S.A.	503	499,720
Eurazeo S.A.^	2,474	264,016
Eutelsat Communications S.A.*	8,488	236,408
France Telecom S.A.	185,340	5,459,738
Gaz de France S.A.^	19,576	1,258,132
Gecina S.A. (REIT)	1,515	183,668
Groupe Danone S.A.^	44,242	3,106,696
Hermes International S.A.^	6,999	1,101,958
ICADE (REIT)	1,762	205,650
Imerys S.A.	2,858	207,035
J.C. Decaux S.A.^	5,812	148,150
Klepierre (REIT)^	6,662	335,648
L’Oreal S.A.	24,796	2,697,670
Lafarge S.A.	14,887	2,282,710
Lagardere SCA	12,356	703,648
Legrand S.A.	9,207	232,080
LVMH Moet Hennessy Louis Vuitton S.A.	24,862	2,606,208
M6-Metropole Television S.A.	5,680	123,233
Natixis S.A.	41,521	460,878
Neopost S.A.	3,115	329,626
PagesJaunes Groupe S.A.^	11,042	162,551
Pernod-Ricard S.A.^	16,357	1,680,403
Peugeot S.A.^	15,455	839,250
PPR S.A.	7,800	868,247
Publicis Groupe S.A.^	13,722	444,623
Renault S.A.	18,797	1,541,897
Safran S.A.	18,670	362,146
Sanofi-Aventis S.A.	103,971	6,945,670
Schneider Electric S.A.	22,393	2,418,961
SCOR SE	16,703	382,900
Societe BIC S.A.	2,281	119,232
Societe Generale S.A.^	47,611	4,144,604
Societe Television Francaise 1	10,534	176,301
Sodexo S.A.	9,241	607,005
Suez S.A.	106,122	7,224,703
Technip S.A.	10,338	956,906
Thales S.A.	8,587	489,417
Total S.A.	217,311	18,544,276
Unibail-Rodamco S.A. (REIT)	8,299	1,919,711
Valeo S.A.^	7,386	237,229
Vallourec	38,974	13,678,340
Veolia Environnement^	38,219	2,143,998
Vinci S.A.^	42,011	2,579,626
Vivendi S.A.	118,210	4,485,389
Wendel S.A.^	2,687	273,294

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Zodiac S.A.	4,147	$190,328

		129,604,563

Germany (5.8%)
Adidas AG	20,260	1,279,444
Allianz SE (Registered)	45,686	8,049,003
Arcandor AG*^	9,161	106,446
BASF SE	182,056	12,560,480
Bayer AG	77,573	6,529,327
Bayerische Motoren Werke (BMW) AG	32,940	1,584,397
Bayerische Motoren Werke (BMW) AG (Preference)	5,067	201,119
Beiersdorf AG	8,552	629,744
Bilfinger Berger AG	3,579	311,782
Celesio AG^	8,184	296,104
Commerzbank AG	63,362	1,879,485
Continental AG	15,592	1,602,303
Daimler AG	92,610	5,727,409
Deutsche Bank AG (Registered)	51,139	4,416,292
Deutsche Boerse AG	20,298	2,291,084
Deutsche Lufthansa AG (Registered)	22,178	478,379
Deutsche Post AG (Registered)	85,820	2,242,982
Deutsche Postbank AG	7,951	698,029
Deutsche Telekom AG (Registered)	287,710	4,711,047
E.ON AG	64,039	12,920,878
Fraport AG^	3,555	241,238
Fresenius Medical Care AG & Co. KGaA	19,315	1,064,672
Fresenius SE	2,629	227,575
Fresenius SE (Preference)	7,531	650,604
GEA Group AG	15,489	547,237
Hamburger Hafen und Logistik AG	2,468	191,956
Hannover Rueckversicherungs AG	5,854	288,948
HeidelbergCement AG^	2,427	352,199
Henkel AG & Co. KGaA	12,610	473,315
Henkel AG & Co. KGaA (Preference)	17,275	688,398
Hochtief AG	4,048	411,784
Hypo Real Estate Holding AG^	19,500	548,948
Infineon Technologies AG*	72,616	632,247
IVG Immobilien AG	8,396	165,503
K+S AG^	3,768	2,173,086
Linde AG	13,506	1,898,923
MAN AG	10,519	1,167,762
Merck KGaA	6,558	932,267
Metro AG	11,012	702,877
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,008	3,680,043
Porsche Automobil Holding SE (Preference)	8,705	1,341,641
ProSiebenSat.1 Media AG (Preference)^	7,233	72,542
Puma AG Rudolf Dassler Sport	580	194,654
Q-Cells AG*	5,875	596,989
Rheinmetall AG	3,463	250,316
RWE AG	90,551	11,438,232
RWE AG (Non-Voting)(Preference)	3,758	378,379
Salzgitter AG	3,984	730,132
SAP AG^	88,538	4,636,399
Siemens AG (Registered)	88,144	9,786,647
Solarworld AG^	8,075	384,843
ThyssenKrupp AG	36,551	2,295,005

	Number of Shares	Value (Note 1)
TUI AG^	20,685	$479,394
United Internet AG	12,204	240,567
Volkswagen AG^	14,784	4,266,148
Volkswagen AG (Preference)	10,470	1,517,069
Wacker Chemie AG	1,519	317,508

		124,481,781

Greece (0.4%)
Alpha Bank AE	38,524	1,164,560
Coca Cola Hellenic Bottling Co. S.A.	15,843	431,532
EFG Eurobank Ergasias S.A.	31,966	759,966
Hellenic Petroleum S.A.	12,163	166,988
Hellenic Telecommunications Organization S.A.	26,139	658,473
Marfin Investment Group S.A.*	64,458	509,459
National Bank of Greece S.A.	50,368	2,269,622
OPAP S.A.	22,663	791,422
Piraeus Bank S.A.	32,704	888,732
Public Power Corp. S.A.	10,062	348,527
Titan Cement Co. S.A.	5,522	219,092

		8,208,373

Hong Kong (1.2%)
ASM Pacific Technology Ltd.^	17,000	128,308
Bank of East Asia Ltd.	137,400	746,275
BOC Hong Kong Holdings Ltd.	375,500	994,463
C C Land Holdings Ltd.	77,000	47,895
Cathay Pacific Airways Ltd.^	133,000	253,471
Cheung Kong Holdings Ltd.	141,000	1,900,555
Cheung Kong Infrastructure Holdings Ltd.	38,000	160,826
Chinese Estates Holdings Ltd.	89,000	136,971
CITIC International Financial Holdings Ltd.*	196,000	149,566
CLP Holdings Ltd.	208,000	1,781,962
Esprit Holdings Ltd.	105,100	1,091,808
Genting International plc*^	287,000	122,348
Hang Lung Group Ltd.^	84,000	373,285
Hang Lung Properties Ltd.	201,000	644,458
Hang Seng Bank Ltd.	76,100	1,605,496
Henderson Land Development Co., Ltd.	103,778	646,845
Hong Kong & China Gas Co., Ltd.	406,300	966,084
Hong Kong Aircraft Engineering Co., Ltd.	5,200	80,095
Hong Kong Exchanges and Clearing Ltd.^	103,500	1,513,226
HongKong Electric Holdings Ltd.	141,000	843,586
Hopewell Holdings Ltd.	57,000	202,494
Hutchison Telecommunications International Ltd.*	167,000	236,881
Hutchison Whampoa Ltd.	216,000	2,177,383
Hysan Development Co., Ltd.	54,000	148,206
Kerry Properties Ltd.	61,000	320,363
Kingboard Chemical Holdings Ltd.	52,500	242,393
Lee & Man Paper Manufacturing Ltd.	31,200	46,416
Li & Fung Ltd.	218,000	657,027
Lifestyle International Holdings Ltd.	61,500	86,446
Link REIT (REIT)	207,500	472,628
Mongolia Energy Co., Ltd.*	328,000	635,198
MTR Corp.	136,000	428,202
New World Development Ltd.	234,000	476,568
Noble Group Ltd.^	151,400	263,730
NWS Holdings Ltd.	79,000	206,182

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Orient Overseas International Ltd.^	18,500	$92,533
Pacific Basin Shipping Ltd.	161,000	230,022
PCCW Ltd.	356,000	215,502
Shangri-La Asia Ltd.	125,333	292,547
Shun Tak Holdings Ltd.^	106,000	99,240
Sino Land Co.	166,000	329,988
Sun Hung Kai Properties Ltd.	143,000	1,940,351
Swire Pacific Ltd., Class A	83,500	854,035
Television Broadcasts Ltd.	24,000	138,510
Wharf Holdings Ltd.	133,750	560,061
Wheelock & Co., Ltd.	89,000	238,558
Wing Hang Bank Ltd.	17,000	225,220
Wing Lung Bank	8,100	158,837
Yue Yuen Industrial Holdings Ltd.^	66,000	156,763

		26,319,807

Ireland (0.4%)
Allied Irish Banks plc	87,613	1,351,697
Anglo Irish Bank Corp. plc	77,056	721,859
Bank of Ireland	99,486	865,100
CRH plc (Euro Exchange)	53,052	1,561,970
CRH plc (London Exchange)	684	19,815
Elan Corp. plc*	47,720	1,660,435
Experian Group Ltd.	99,219	738,640
Irish Life & Permanent plc	26,555	276,361
Kerry Group plc, Class A	13,903	411,524
Smurfit Kappa Group plc	10,759	87,747

		7,695,148

Italy (2.7%)
A2A S.p.A.	121,651	445,794
Alleanza Assicurazioni S.p.A.	40,999	445,079
Assicurazioni Generali S.p.A.	107,301	4,117,069
Atlantia S.p.A.	26,142	791,493
Autogrill S.p.A.*	8,492	101,948
Banca Carige S.p.A.^	68,224	241,147
Banca Monte dei Paschi di Siena S.p.A.^	190,589	539,831
Banca Popolare di Milano Scarl	38,275	359,162
Banco Popolare Scarl*	65,003	1,154,441
Bulgari S.p.A.^	13,459	135,937
Enel S.p.A.	439,434	4,178,876
ENI S.p.A.	264,229	9,859,564
Fiat S.p.A.^	70,631	1,157,645
Finmeccanica S.p.A.	30,207	793,291
Fondiaria-Sai S.p.A.	6,071	201,111
IFIL - Investments S.p.A.	30,247	196,681
Intesa Sanpaolo S.p.A.	781,686	4,464,457
Intesa Sanpaolo S.p.A. (RNC)	90,318	468,198
Istituto Finanziario Industriale S.p.A.*	6,495	129,360
Italcementi S.p.A.^	5,912	98,294
Italcementi S.p.A. (RNC)	10,235	119,247
Lottomatica S.p.A.^	5,969	178,466
Luxottica Group S.p.A.^	13,400	314,355
Mediaset S.p.A.^	74,447	490,830
Mediobanca S.p.A.	47,653	810,295
Mediolanum S.p.A.	22,322	92,870
Parmalat S.p.A.	165,267	431,940
Pirelli & C. S.p.A.	260,417	179,381
Prysmian S.p.A.	10,484	265,590
Saipem S.p.A.	270,843	12,720,370
Snam Rete Gas S.p.A.	85,266	582,968
Telecom Italia S.p.A.	1,018,516	2,052,613
Telecom Italia S.p.A. (RNC)	611,594	991,813

	Number of Shares	Value (Note 1)
Terna Rete Elettrica Nazionale S.p.A.	116,256	$492,376
UniCredit S.p.A.	1,151,133	7,045,710
Unione di Banche Italiane S.c.p.A.	60,406	1,416,133
Unipol Gruppo Finanziario S.p.A.	64,647	152,574
Unipol Gruppo Finanziario S.p.A. (Preference)	87,709	169,303

		58,386,212

Japan (12.1%)
77 Bank Ltd.	31,000	194,726
Acom Co., Ltd.	6,090	188,690
Advantest Corp.^	15,300	322,037
Aeon Co., Ltd.	65,000	802,514
Aeon Credit Service Co., Ltd.	7,500	94,010
Aeon Mall Co., Ltd.^	5,500	162,641
Aiful Corp.	6,600	76,451
Aioi Insurance Co., Ltd.	44,000	234,534
Aisin Seiki Co., Ltd.	18,600	609,578
Ajinomoto Co., Inc.^	65,000	614,588
Alfresa Holdings Corp.	2,900	207,016
All Nippon Airways Co., Ltd.^	56,000	209,370
Alps Electric Co., Ltd.	14,400	148,767
Amada Co., Ltd.	35,000	275,886
Aozora Bank Ltd.	64,000	146,461
Asahi Breweries Ltd.^	39,900	744,755
Asahi Glass Co., Ltd.	102,000	1,233,395
Asahi Kasei Corp.	115,000	602,157
Asics Corp.	15,000	163,582
Astellas Pharma, Inc.	50,000	2,118,943
Bank of Kyoto Ltd.	31,000	323,765
Bank of Yokohama Ltd.	125,000	864,058
Benesse Corp.	7,400	299,666
Bridgestone Corp.^	61,900	946,119
Brother Industries Ltd.	22,900	314,650
Canon Marketing Japan, Inc.	6,600	116,107
Canon, Inc.^	108,300	5,568,753
Casio Computer Co., Ltd.	22,800	259,596
Central Japan Railway Co.	156	1,718,887
Chiba Bank Ltd.	74,000	518,491
Chubu Electric Power Co., Inc.	65,900	1,607,393
Chugai Pharmaceutical Co., Ltd.^	27,100	433,610
Chugoku Bank Ltd.	16,000	232,349
Chugoku Electric Power Co., Ltd.	27,000	575,929
Chuo Mitsui Trust Holdings, Inc.	77,000	458,294
Citizen Holdings Co., Ltd.^	31,000	236,182
Coca-Cola West Holdings Co., Ltd.^	5,000	116,542
Cosmo Oil Co., Ltd.	49,000	177,200
Credit Saison Co., Ltd.^	15,700	329,717
CSK Holdings Corp.	5,500	108,254
Dai Nippon Printing Co., Ltd.	59,000	869,567
Daicel Chemical Industries Ltd.	24,000	135,160
Daido Steel Co., Ltd.	27,000	150,784
Daihatsu Motor Co., Ltd.	19,000	217,583
Daiichi Sankyo Co., Ltd.	70,900	1,953,030
Daikin Industries Ltd.	26,800	1,352,809
Dainippon Sumitomo Pharma Co., Ltd.^	16,000	129,434
Daito Trust Construction Co., Ltd.	7,700	373,452
Daiwa House Industry Co., Ltd.	49,000	460,536
Daiwa Securities Group, Inc.	133,000	1,222,470
DeNA Co., Ltd.	28	165,070
Denki Kagaku Kogyo KK	41,000	152,131
Denso Corp.	48,400	1,663,700
Dentsu, Inc.	187	396,242
DIC Corp.	55,000	159,015
Dowa Holdings Co., Ltd.^	24,000	174,714

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
East Japan Railway Co.	345	$2,810,425
Eisai Co., Ltd.	25,600	904,082
Electric Power Development Co., Ltd.	13,600	504,629
Elpida Memory, Inc.*^	11,000	352,215
FamilyMart Co., Ltd.	5,600	228,884
Fanuc Ltd.	19,400	1,894,599
Fast Retailing Co., Ltd.	5,100	483,176
Fuji Electric Holdings Co., Ltd.^	53,000	187,173
Fuji Heavy Industries Ltd.	57,000	279,135
Fuji Television Network, Inc.	43	64,793
FujiFilm Holdings Corp.	49,600	1,704,949
Fujitsu Ltd.	189,000	1,402,571
Fukuoka Financial Group, Inc.	74,000	333,814
Furukawa Electric Co., Ltd.	57,000	247,464
Gunma Bank Ltd.	36,000	239,695
Hachijuni Bank Ltd.	39,000	252,691
Hakuhodo DY Holdings, Inc.	2,040	108,739
Hankyu Hanshin Holdings, Inc.	117,000	491,425
Haseko Corp.	121,500	162,481
Hikari Tsushin, Inc.	2,000	65,923
Hino Motors Ltd.	22,000	136,328
Hirose Electric Co., Ltd.	3,100	311,212
Hiroshima Bank Ltd.	44,000	195,998
Hisamitsu Pharmaceutical Co., Inc.	6,500	282,808
Hitachi Chemical Co., Ltd.	9,100	188,110
Hitachi Construction Machinery Co., Ltd.	10,300	288,577
Hitachi High-Technologies Corp.	6,000	139,003
Hitachi Ltd.	342,000	2,467,128
Hitachi Metals Ltd.^	16,000	262,787
Hokkaido Electric Power Co., Inc.	19,300	392,598
Hokuhoku Financial Group, Inc.	115,000	333,569
Hokuriku Electric Power Co.	17,100	406,625
Honda Motor Co., Ltd.	167,600	5,697,942
Hoya Corp.	41,900	968,729
Ibiden Co., Ltd.	13,500	490,747
Idemitsu Kosan Co., Ltd.	2,200	195,169
IHI Corp.	127,000	257,146
Inpex Holdings, Inc.	84	1,060,037
Isetan Mitsukoshi Holdings Ltd.*^	32,880	352,070
Isuzu Motors Ltd.	124,000	596,732
Ito En Ltd.^	5,300	83,454
Itochu Corp.	150,000	1,597,683
Itochu Techno-Solutions Corp.	2,300	74,728
Iyo Bank Ltd.	24,000	280,944
J. Front Retailing Co., Ltd.	41,400	218,726
Jafco Co., Ltd.	3,400	116,231
Japan Airlines Corp.*^	82,000	172,209
Japan Petroleum Exploration Co.	2,500	178,462
Japan Prime Realty Investment Corp. (REIT)	47	138,984
Japan Real Estate Investment Corp. (REIT)	40	421,905
Japan Retail Fund Investment Corp. (REIT)	30	172,906
Japan Steel Works Ltd.	36,000	700,099
Japan Tobacco, Inc.	457	1,949,626
JFE Holdings, Inc.	53,000	2,670,339
JGC Corp.	22,000	433,018
Joyo Bank Ltd.	64,000	311,004
JS Group Corp.	25,600	406,717
JSR Corp.	17,300	343,768
JTEKT Corp.	19,500	309,253
Jupiter Telecommunications Co., Ltd.	231	179,039

	Number of Shares	Value (Note 1)
Kajima Corp.^	87,000	$303,969
Kamigumi Co., Ltd.	24,000	181,495
Kaneka Corp.	27,000	183,840
Kansai Electric Power Co., Inc.^	76,600	1,792,635
Kansai Paint Co., Ltd.	19,000	131,516
Kao Corp.	53,000	1,390,074
Kawasaki Heavy Industries Ltd.	149,000	397,109
Kawasaki Kisen Kaisha Ltd.	60,000	563,356
KDDI Corp.	296	1,828,658
Keihin Electric Express Railway Co., Ltd.^	44,000	272,656
Keio Corp.^	56,000	283,204
Keisei Electric Railway Co., Ltd.	26,000	132,957
Keyence Corp.	3,700	881,226
Kikkoman Corp.	14,000	171,003
Kinden Corp.	11,000	110,948
Kintetsu Corp.^	157,000	492,358
Kirin Holdings Co., Ltd.	78,000	1,217,912
Kobe Steel Ltd.	269,000	770,128
Komatsu Ltd.	91,200	2,542,280
Konami Corp.	10,000	349,390
Konica Minolta Holdings, Inc.	48,500	818,953
Kubota Corp.	111,000	797,599
Kuraray Co., Ltd.	35,000	417,291
Kurita Water Industries Ltd.^	10,800	399,717
Kyocera Corp.	16,200	1,525,639
Kyowa Hakko Kogyo Co., Ltd.	22,000	225,418
Kyushu Electric Power Co., Inc.	36,800	769,374
Lawson, Inc.	6,800	331,083
Leopalace21 Corp.	12,200	174,639
Mabuchi Motor Co., Ltd.	2,600	141,037
Makita Corp.	12,200	498,639
Marubeni Corp.	164,000	1,369,949
Marui Group Co., Ltd.^	25,900	201,717
Maruichi Steel Tube Ltd.^	3,800	118,811
Matsushita Electric Industrial Co., Ltd.	187,000	4,032,867
Matsushita Electric Works Ltd.	36,000	367,170
Mazda Motor Corp.	90,000	467,015
Mediceo Paltac Holdings Co., Ltd.	14,000	257,626
Meiji Dairies Corp.	23,000	118,049
Minebea Co., Ltd.	33,000	188,642
Mitsubishi Chemical Holdings Corp.	124,500	724,594
Mitsubishi Corp.	137,500	4,532,184
Mitsubishi Electric Corp.	196,000	2,113,481
Mitsubishi Estate Co., Ltd.	119,000	2,723,266
Mitsubishi Gas Chemical Co., Inc.	39,000	281,339
Mitsubishi Heavy Industries Ltd.	319,000	1,520,121
Mitsubishi Logistics Corp.^	10,000	109,432
Mitsubishi Materials Corp.	111,000	474,587
Mitsubishi Motors Corp.*^	349,000	634,336
Mitsubishi Rayon Co., Ltd.^	45,000	141,969
Mitsubishi Tanabe Pharma Corp.	21,000	274,502
Mitsubishi UFJ Financial Group, Inc.	1,047,280	9,280,882
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,270	228,796
Mitsubishi UFJ NICOS Co., Ltd.*	35,000	115,694
Mitsui & Co., Ltd.	175,000	3,864,717
Mitsui Chemicals, Inc.^	61,000	300,447
Mitsui Engineering & Shipbuilding Co., Ltd.^	67,000	212,007
Mitsui Fudosan Co., Ltd.	85,000	1,817,112
Mitsui Mining & Smelting Co., Ltd.	50,000	147,384
Mitsui O.S.K. Lines Ltd.	114,000	1,624,354
Mitsui Sumitomo Insurance Group Holdings, Inc.*	36,500	1,258,087

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsumi Electric Co., Ltd.	7,900	$175,952
Mizuho Financial Group, Inc.	983	4,591,684
Mizuho Trust & Banking Co., Ltd.	146,000	251,617
Murata Manufacturing Co., Ltd.	21,700	1,021,802
Namco Bandai Holdings, Inc.	18,400	208,286
NEC Corp.	197,000	1,031,520
NEC Electronics Corp.*^	2,700	67,255
NGK Insulators Ltd.	26,000	505,627
NGK Spark Plug Co., Ltd.^	16,000	183,679
NHK Spring Co., Ltd.	16,000	127,476
Nidec Corp.	11,000	732,401
Nikon Corp.^	34,000	992,607
Nintendo Co., Ltd.	10,100	5,697,509
Nippon Building Fund, Inc. (REIT)	50	588,595
Nippon Electric Glass Co., Ltd.	35,000	605,500
Nippon Express Co., Ltd.	77,000	369,101
Nippon Meat Packers, Inc.	17,000	230,221
Nippon Mining Holdings, Inc.	85,500	535,457
Nippon Oil Corp.	131,000	879,625
Nippon Paper Group, Inc.	79	215,756
Nippon Sheet Glass Co., Ltd.	61,000	301,596
Nippon Steel Corp.	518,000	2,805,010
Nippon Telegraph & Telephone Corp.	527	2,580,779
Nippon Yusen KK	112,000	1,076,913
Nipponkoa Insurance Co., Ltd.	64,000	555,107
Nishi-Nippon City Bank Ltd.	65,000	193,436
Nissan Chemical Industries Ltd.	14,000	172,190
Nissan Motor Co., Ltd.	229,400	1,894,654
Nisshin Seifun Group, Inc.	17,000	213,571
Nisshin Steel Co., Ltd.	70,000	237,981
Nisshinbo Industries, Inc.^	14,000	166,257
Nissin Food Products Co., Ltd.^	8,600	288,327
Nitori Co., Ltd.	3,550	182,540
Nitto Denko Corp.	16,000	614,776
NOK Corp.	9,800	155,788
Nomura Holdings, Inc.	179,600	2,660,553
Nomura Real Estate Holdings, Inc.	4,100	86,491
Nomura Real Estate Office Fund, Inc. (REIT)	27	203,164
Nomura Research Institute Ltd.	10,800	253,256
NSK Ltd.	44,000	384,951
NTN Corp.	42,000	279,644
NTT Data Corp.	122	476,809
NTT DoCoMo, Inc.	1,630	2,394,688
NTT Urban Development Corp.^	103	134,831
Obayashi Corp.	58,000	262,730
Obic Co., Ltd.	610	102,428
Odakyu Electric Railway Co., Ltd.^	61,000	396,384
Oji Paper Co., Ltd.	82,000	385,346
Okuma Corp.	13,000	129,161
Olympus Corp.^	23,000	777,605
Omron Corp.	20,400	438,028
Ono Pharmaceutical Co., Ltd.	9,400	517,870
Onward Holdings Co., Ltd.^	12,000	126,006
Oracle Corp. Japan^	3,300	134,567
Oriental Land Co., Ltd.	5,200	310,477
ORIX Corp.	9,170	1,311,789
Osaka Gas Co., Ltd.	195,000	714,366
Osaka Titanium Technologies Co., Ltd.^	1,600	84,080
Otsuka Corp.	1,400	96,643
Pioneer Corp.	13,100	105,481
Promise Co., Ltd.	7,050	197,189
Rakuten, Inc.	630	318,011

	Number of Shares	Value (Note 1)
Resona Holdings, Inc.^	521	$799,765
Ricoh Co., Ltd.	67,000	1,208,947
Rohm Co., Ltd.	9,800	563,903
Sankyo Co., Ltd.	5,200	338,880
Santen Pharmaceutical Co., Ltd.	6,200	155,606
Sanyo Electric Co., Ltd.*^	168,000	390,790
Sapporo Hokuyo Holdings, Inc.	27	182,568
Sapporo Holdings Ltd.	22,000	153,939
SBI E*Trade Securities Co., Ltd.	136	106,305
SBI Holdings, Inc.^	1,113	243,595
Secom Co., Ltd.	21,300	1,035,061
Sega Sammy Holdings, Inc.^	17,300	150,867
Seiko Epson Corp.	12,300	338,240
Sekisui Chemical Co., Ltd.	44,000	299,590
Sekisui House Ltd.	48,000	447,973
Seven & I Holdings Co., Ltd.	82,500	2,354,146
Sharp Corp.	99,000	1,612,007
Shikoku Electric Power Co., Inc.	18,100	497,735
Shimadzu Corp.	24,000	238,904
Shimamura Co., Ltd.	1,900	117,022
Shimano, Inc.	6,700	336,309
Shimizu Corp.^	59,000	279,484
Shin-Etsu Chemical Co., Ltd.	41,700	2,584,037
Shinko Electric Industries Co., Ltd.	5,000	61,732
Shinko Securities Co., Ltd.	50,000	147,384
Shinsei Bank Ltd.	95,000	325,658
Shionogi & Co., Ltd.	29,000	572,162
Shiseido Co., Ltd.	32,000	732,307
Shizuoka Bank Ltd.	60,000	612,516
Showa Denko KK	114,000	302,755
Showa Shell Sekiyu KK	16,500	180,718
SMC Corp.	5,600	613,345
Softbank Corp.	75,300	1,269,360
Sojitz Corp.	122,800	409,391
Sompo Japan Insurance, Inc.	85,000	798,889
Sony Corp.	101,900	4,452,757
Sony Financial Holdings, Inc.	84	337,788
Square Enix Co., Ltd.^	6,300	186,297
Stanley Electric Co., Ltd.	14,500	350,944
Sumco Corp.	12,800	283,279
Sumitomo Chemical Co., Ltd.	160,000	1,008,052
Sumitomo Corp.	112,000	1,471,394
Sumitomo Electric Industries Ltd.	76,100	966,076
Sumitomo Heavy Industries Ltd.	56,000	379,187
Sumitomo Metal Industries Ltd.	383,000	1,684,428
Sumitomo Metal Mining Co., Ltd.	54,000	827,914
Sumitomo Mitsui Financial Group, Inc.	667	5,018,910
Sumitomo Realty & Development Co., Ltd.	39,000	774,968
Sumitomo Rubber Industries, Inc.	14,900	111,134
Sumitomo Trust & Banking Co., Ltd.	145,000	1,013,232
Suruga Bank Ltd.^	22,000	286,123
Suzuken Co., Ltd.	7,000	258,417
Suzuki Motor Corp.	35,800	846,240
T&D Holdings, Inc.	19,600	1,205,330
Taiheiyo Cement Corp.	79,000	158,469
Taisei Corp.	84,000	200,141
Taisho Pharmaceutical Co., Ltd.	13,000	241,060
Taiyo Nippon Sanso Corp.	27,000	225,032
Takashimaya Co., Ltd.^	27,000	244,865
Takeda Pharmaceutical Co., Ltd.	85,700	4,358,243
Takefuji Corp.^	9,660	134,368
TDK Corp.	12,500	748,693
Teijin Ltd.	85,000	291,378
Terumo Corp.	16,400	837,105

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
THK Co., Ltd.	12,200	$236,681
Tobu Railway Co., Ltd.	78,000	369,487
Toho Co., Ltd.^	9,900	202,317
Toho Gas Co., Ltd.	47,000	257,607
Toho Titanium Co., Ltd.^	2,000	39,271
Tohoku Electric Power Co., Inc.	43,400	944,145
Tokai Rika Co., Ltd.	4,100	84,753
Tokio Marine Holdings, Inc.	71,100	2,772,086
Tokuyama Corp.	20,000	148,797
Tokyo Broadcasting System, Inc.	3,400	64,519
Tokyo Electric Power Co., Inc.	123,600	3,177,737
Tokyo Electron Ltd.	17,400	1,002,854
Tokyo Gas Co., Ltd.	232,000	935,123
Tokyo Steel Manufacturing Co., Ltd.	9,500	109,775
Tokyo Tatemono Co., Ltd.	26,000	168,216
Tokyu Corp.	107,000	555,229
Tokyu Land Corp.	45,000	255,545
TonenGeneral Sekiyu KK^	29,000	263,276
Toppan Printing Co., Ltd.	54,000	594,491
Toray Industries, Inc.^	129,000	691,256
Toshiba Corp.^	312,000	2,300,664
Tosoh Corp.^	51,000	208,448
TOTO Ltd.^	24,000	169,063
Toyo Seikan Kaisha Ltd.	15,600	275,316
Toyo Suisan Kaisha Ltd.	8,000	180,816
Toyoda Gosei Co., Ltd.	5,700	166,408
Toyota Boshoku Corp.	5,800	155,399
Toyota Industries Corp.	17,400	557,141
Toyota Motor Corp.	271,800	12,824,015
Toyota Tsusho Corp.	20,400	478,373
Trend Micro, Inc.^	10,500	346,094
Ube Industries Ltd.	92,000	325,771
Unicharm Corp.^	4,000	284,409
UNY Co., Ltd.	16,000	157,612
Ushio, Inc.	10,600	173,198
USS Co., Ltd.	2,050	135,335
West Japan Railway Co.	173	848,830
Yahoo! Japan Corp.^	1,466	564,669
Yakult Honsha Co., Ltd.	10,100	284,400
Yamada Denki Co., Ltd.	8,410	598,763
Yamaguchi Financial Group, Inc.	21,000	290,719
Yamaha Corp.	16,900	326,270
Yamaha Motor Co., Ltd.	19,900	372,381
Yamato Holdings Co., Ltd.^	38,000	530,357
Yamato Kogyo Co., Ltd.	3,800	181,080
Yamazaki Baking Co., Ltd.^	10,000	109,903
Yaskawa Electric Corp.	24,000	235,287
Yokogawa Electric Corp.	20,500	187,461

		261,268,077

Luxembourg (1.8%)
ArcelorMittal^	88,225	8,723,288
Millicom International Cellular S.A. (SDR)	6,825	711,687
SES S.A. (FDR)	29,341	743,755
Tenaris S.A. (ADR)^	389,700	29,032,650

		39,211,380

Netherlands (3.2%)
Aegon N.V.	145,218	1,923,537
Akzo Nobel N.V.	27,589	1,896,483
ASML Holding N.V.	44,162	1,088,159
Corio N.V. (REIT)	4,349	339,831
European Aeronautic Defence and Space Co. N.V.^	31,564	598,340
Fugro N.V. (CVA)	5,748	490,960
Heineken Holding N.V.	10,703	491,048
Heineken N.V.	24,373	1,244,088

	Number of Shares	Value (Note 1)
ING Groep N.V. (CVA)^	193,622	$6,174,699
James Hardie Industries N.V. (CDI)^	41,973	170,607
Koninklijke Ahold N.V.	118,576	1,594,351
Koninklijke DSM N.V.	13,810	812,542
Koninklijke Philips Electronics N.V.	110,187	3,748,990
Randstad Holding N.V.	9,570	334,498
Reed Elsevier N.V.	63,405	1,069,159
Royal Dutch Shell plc, Class A	358,357	14,725,553
Royal Dutch Shell plc, Class B	280,049	11,267,871
Royal KPN N.V.	187,096	3,210,851
SBM Offshore N.V.	13,878	512,169
SNS Reaal	12,691	246,370
TNT N.V.	37,992	1,299,215
TomTom N.V.*^	5,812	167,183
Unilever N.V. (CVA)^	544,031	15,443,589
Wolters Kluwer N.V.^	28,772	672,254

		69,522,347

New Zealand (0.0%)
Auckland International Airport Ltd.	88,469	131,482
Contact Energy Ltd.	25,208	153,506
Fletcher Building Ltd.	44,942	217,503
Sky City Entertainment Group Ltd.	42,745	99,689
Telecom Corp. of New Zealand Ltd.^	176,326	479,761

		1,081,941

Norway (0.6%)
Aker Solutions ASA	15,850	374,217
DnB NOR ASA	74,400	946,580
Norsk Hydro ASA	71,800	1,048,834
Orkla ASA	84,120	1,080,156
Petroleum Geo-Services ASA*	16,470	404,215
Renewable Energy Corp. ASA*	14,400	373,203
StatoilHydro ASA	130,260	4,856,745
Storebrand ASA	39,491	293,089
Telenor ASA	83,600	1,572,465
Yara International ASA	18,850	1,669,157

		12,618,661

Portugal (0.2%)
Banco BPI S.A. (Registered)^	30,402	126,128
Banco Comercial Portugues S.A. (Registered)^	227,599	492,722
Banco Espirito Santo S.A. (Registered)^	21,683	338,316
Brisa S.A.^	28,866	333,589
Cimpor Cimentos de Portugal SGPS S.A.^	26,094	175,838
Energias de Portugal S.A.	185,552	968,453
Portugal Telecom SGPS S.A. (Registered)	64,727	734,768
Sonae SGPS S.A.^	72,383	87,182
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.^	17,282	143,667

		3,400,663

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	83,000	134,820
CapitaCommercial Trust (REIT)	85,000	119,327
CapitaLand Ltd.	169,000	708,022
CapitaMall Trust (REIT)	112,000	246,136
City Developments Ltd.	48,000	383,139

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
ComfortDelgro Corp., Ltd.	164,000	$180,809
Cosco Corp. Singapore Ltd.	89,000	209,327
DBS Group Holdings Ltd.	97,000	1,344,618
Fraser and Neave Ltd.^	97,000	322,965
Golden Agri-Resources Ltd.	484,000	320,165
Jardine Cycle & Carriage Ltd.	13,000	162,434
Keppel Corp., Ltd.	129,000	1,056,235
Keppel Land Ltd.^	32,000	116,659
Neptune Orient Lines Ltd.	51,000	121,076
Olam International Ltd.^	116,800	208,610
Oversea-Chinese Banking Corp.	249,000	1,495,226
Parkway Holdings Ltd.	82,133	140,053
SembCorp Industries Ltd.	98,000	299,644
SembCorp Marine Ltd.	72,800	216,171
Singapore Airlines Ltd.	51,266	553,901
Singapore Exchange Ltd.	85,000	431,700
Singapore Press Holdings Ltd.	149,000	465,437
Singapore Technologies Engineering Ltd.	129,000	260,740
Singapore Telecommunications Ltd.	808,000	2,149,836
United Overseas Bank Ltd.	124,000	1,697,020
UOL Group Ltd.	43,000	107,457
Venture Corp., Ltd.	20,000	144,206
Wilmar International Ltd.^	81,000	301,246
Yanlord Land Group Ltd.^	35,000	47,591

		13,944,570

Spain (2.3%)
Abertis Infraestructuras S.A.^	27,313	648,055
Acciona S.A.	2,773	658,604
Acerinox S.A.^	15,005	345,628
ACS Actividades de Construccion y Servicios S.A.^	19,697	989,592
Banco Bilbao Vizcaya Argentaria S.A.	361,364	6,924,116
Banco de Sabadell S.A.^	89,116	753,458
Banco Popular Espanol S.A.^	80,181	1,109,659
Banco Santander S.A.	634,751	11,662,808
Bankinter S.A.^	25,612	291,549
Cintra Concesiones de Infraestructuras de Transporte S.A.^	20,840	233,618
Criteria Caixacorp S.A.	81,600	489,491
Enagas S.A.	17,800	504,454
Fomento de Construcciones y Contratas S.A.^	4,419	262,576
Gamesa Corp. Tecnologica S.A.	18,519	910,290
Gas Natural SDG S.A.	10,843	632,338
Gestevision Telecinco S.A.^	8,233	105,255
Grifols S.A.	12,410	396,445
Grupo Ferrovial S.A.^	6,120	378,873
Iberdrola Renovables S.A.*	81,800	633,647
Iberdrola S.A.	354,772	4,753,437
Iberia Lineas Aereas de Espana S.A.	41,653	99,683
Inditex S.A.^	22,142	1,020,047
Indra Sistemas S.A.	11,055	287,540
Mapfre S.A.^	66,263	317,157
Promotora de Informaciones S.A.^	6,696	71,689
Red Electrica de Espana S.A.	10,482	682,415
Repsol YPF S.A.	74,344	2,929,786
Sacyr Vallehermoso S.A.^	7,663	234,544
Telefonica S.A.	436,018	11,587,927
Union Fenosa S.A.	11,831	689,584
Zardoya Otis S.A.^	13,976	290,020

		50,894,285

	Number of Shares	Value (Note 1)
Sweden (1.2%)
Alfa Laval AB	36,800	$572,857
Assa Abloy AB, Class B^	30,200	437,521
Atlas Copco AB, Class A	68,200	1,005,031
Atlas Copco AB, Class B	37,800	503,690
Boliden AB	28,100	229,094
Electrolux AB, Class B^	24,500	313,245
Getinge AB, Class B	17,400	426,155
Hennes & Mauritz AB, Class B	51,875	2,812,342
Holmen AB, Class B^	4,400	129,316
Husqvarna AB, Class B^	26,200	229,483
Investor AB, Class B	46,200	976,172
Lundin Petroleum AB*^	22,600	333,984
Modern Times Group AB, Class B	5,000	294,315
Nordea Bank AB	210,900	2,910,076
Sandvik AB	100,400	1,375,354
Scania AB, Class B	34,950	478,771
Securitas AB, Class B	30,200	351,020
Skandinaviska Enskilda Banken AB, Class A	47,100	875,923
Skanska AB, Class B	36,400	522,810
SKF AB, Class B^	39,400	618,237
Ssab Svenskt Stal AB, Class A	17,500	566,630
Ssab Svenskt Stal AB, Class B	7,300	208,487
Svenska Cellulosa AB, Class B	57,100	808,272
Svenska Handelsbanken AB, Class A	46,900	1,117,510
Swedbank AB, Class A^	35,000	677,050
Swedish Match AB	26,000	533,172
Tele2 AB, Class B	29,500	578,004
Telefonaktiebolaget LM Ericsson, Class B	301,220	3,141,017
TeliaSonera AB^	227,700	1,686,261
Volvo AB, Class B	108,300	1,330,721

		26,042,520

Switzerland (5.4%)
ABB Ltd. (Registered)*	451,509	12,844,062
Actelion Ltd. (Registered)*	9,377	502,102
Adecco S.A. (Registered)	11,942	592,687
Baloise Holding AG (Registered)	4,980	524,544
Compagnie Financiere Richemont S.A., Class A	52,978	2,950,857
Credit Suisse Group AG (Registered)	106,181	4,874,836
EFG International AG (Registered)	5,107	139,729
Geberit AG (Registered)	3,841	565,876
Givaudan S.A. (Registered)^	634	566,631
Holcim Ltd. (Registered)	20,979	1,699,390
Julius Baer Holding AG (Registered)	21,100	1,425,187
Kuehne & Nagel International AG (Registered)	5,230	496,864
Lindt & Spruengli AG	75	207,112
Logitech International S.A. (Registered)*	16,703	449,643
Lonza Group AG (Registered)^	4,768	661,373
Nestle S.A. (Registered)	656,470	29,663,409
Nobel Biocare Holding AG	11,578	378,094
Novartis AG (Registered)	279,416	15,385,591
OC Oerlikon Corp. AG (Registered)*	703	195,096
Pargesa Holding S.A.	2,623	292,457
Roche Holding AG	71,303	12,842,986
Schindler Holding AG	4,909	365,934
SGS S.A. (Registered)	454	649,746

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sonova Holding AG	4,527	$375,348
STMicroelectronics N.V.	66,198	689,035
Straumann Holding AG (Registered)^	745	178,529
Sulzer AG (Registered)	2,806	356,261
Swatch Group AG	3,213	802,818
Swatch Group AG (Registered)	4,598	215,148
Swiss Life Holding (Registered)*	3,548	948,171
Swiss Reinsurance (Registered)	35,668	2,376,004
Swisscom AG (Registered)	2,200	733,836
Syngenta AG (Registered)	10,559	3,434,220
Synthes, Inc.	5,755	793,210
UBS AG (Registered)*^	381,882	8,014,830
Xstrata plc	64,496	5,169,485
Zurich Financial Services AG (Registered)	14,772	3,781,389

		116,142,490

United Kingdom (15.1%)
3i Group plc	37,589	617,691
Acergy S.A.^	18,800	420,796
Alliance & Leicester plc^	36,757	215,982
Amec plc	32,376	573,944
Anglo American plc	375,617	26,380,562
Antofagasta plc	38,281	501,725
Associated British Foods plc	34,583	522,486
AstraZeneca plc	147,873	6,309,063
Aviva plc	266,236	2,656,813
BAE Systems plc	931,661	8,211,601
Balfour Beatty plc	47,398	401,241
Barclays plc	666,516	3,869,952
Berkeley Group Holdings plc*	7,455	101,272
BG Group plc	339,350	8,834,458
BHP Billiton plc	223,990	8,566,163
BP plc	1,895,867	22,025,169
British Airways plc	52,158	223,625
British American Tobacco plc	494,185	17,117,714
British Energy Group plc	102,767	1,458,462
British Land Co. plc (REIT)	49,598	699,939
British Sky Broadcasting Group plc	115,633	1,087,127
BT Group plc	798,965	3,181,244
Bunzl plc	31,415	409,546
Burberry Group plc	41,690	376,172
Cable & Wireless plc	252,308	757,860
Cadbury plc	256,593	3,232,673
Cairn Energy plc*	13,279	855,650
Capita Group plc	61,843	846,876
Carnival plc	15,899	508,278
Carphone Warehouse Group plc^	35,955	141,730
Centrica plc	373,503	2,308,141
Cobham plc	109,200	430,235
Compass Group plc	183,644	1,388,178
Daily Mail & General Trust	25,698	160,598
Diageo plc	856,455	15,762,787
Enterprise Inns plc	48,878	395,272
Eurasian Natural Resources Corp.*	32,700	868,229
Firstgroup plc	47,900	496,130
Friends Provident plc	225,518	459,080
G4S PLC	126,086	508,567
GKN plc	67,794	301,129
GlaxoSmithKline plc	555,125	12,306,723
Hammerson plc (REIT)	28,004	497,834
Hays plc	135,947	245,061
HBOS plc	379,406	2,085,786
Home Retail Group plc	84,428	366,606
HSBC Holdings plc	1,194,269	18,453,572

	Number of Shares	Value (Note 1)
ICAP plc	50,040	$540,223
IMI plc	31,134	270,692
Imperial Tobacco Group plc	103,137	3,843,658
Inchcape plc	42,538	270,710
Intercontinental Hotels Group plc	28,378	380,411
International Power plc	149,583	1,287,130
Invensys plc*	76,800	398,497
Investec plc	38,301	234,973
ITV plc	307,650	273,918
J Sainsbury plc	101,514	643,503
Johnson Matthey plc	20,815	765,358
Kazakhmys plc	19,874	630,209
Kingfisher plc	226,884	507,505
Ladbrokes plc	59,094	302,211
Land Securities Group plc (REIT)	47,189	1,157,998
Legal & General Group plc	615,112	1,227,661
Liberty International plc	24,387	418,718
Lloyds TSB Group plc	573,258	3,548,279
Logica plc	140,708	302,691
London Stock Exchange Group plc	14,806	230,032
Lonmin plc	15,860	1,008,060
Man Group plc	174,057	2,163,379
Marks & Spencer Group plc	163,298	1,068,496
Meggitt plc	63,438	268,513
Meinl European Land Ltd.*	28,979	326,226
Mitchells & Butlers plc	36,172	147,701
Mondi plc	35,336	208,689
National Express Group plc	11,356	215,337
National Grid plc	256,174	3,370,267
Next plc	19,706	380,542
Old Mutual plc	500,855	925,799
Pearson plc	82,037	1,004,126
Persimmon plc	27,445	172,746
Prudential plc	250,690	2,661,465
Punch Taverns plc	23,894	148,967
Reckitt Benckiser Group plc	61,383	3,111,662
Reed Elsevier plc	109,505	1,256,357
Rentokil Initial plc	174,613	345,194
Rexam plc	62,214	480,194
Rio Tinto plc	456,864	54,682,174
Rolls-Royce Group plc*	184,487	1,254,911
Royal Bank of Scotland Group plc	1,636,980	7,010,328
RSA Insurance Group plc	330,252	826,212
SABMiller plc	91,674	2,103,561
Sage Group plc	126,321	525,870
Schroders plc	12,279	223,545
Scottish & Southern Energy plc	87,813	2,453,991
Segro plc (REIT)	41,958	328,864
Serco Group plc	46,604	415,638
Severn Trent plc	22,715	580,944
Shire Ltd.	56,762	931,060
Smith & Nephew plc	90,434	997,925
Smiths Group plc	39,359	851,394
Stagecoach Group plc	46,719	260,560
Standard Chartered plc	143,069	4,075,098
Standard Life plc	220,659	921,892
Tate & Lyle plc	45,872	363,196
Taylor Wimpey plc	94,770	117,036
Tesco plc	797,778	5,868,375
Thomas Cook Group plc	42,703	199,036
Thomson Reuters plc	19,532	522,881
Tomkins plc	84,831	255,146
TUI Travel plc	53,789	219,636
Tullow Oil plc	71,593	1,361,854
Unilever plc	131,796	3,751,379

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
United Business Media Ltd.	23,486	$255,188
United Utilities plc	87,629	1,198,243
Vedanta Resources plc	13,976	608,819
Vodafone Group plc	5,351,721	15,899,125
Whitbread plc	17,692	434,154
William Hill plc	30,478	194,416
Wm. Morrison Supermarkets plc	245,352	1,301,175
Wolseley plc	64,150	481,081
WPP Group plc	113,659	1,096,301

		327,208,847

United States (9.3%)
Cooper Industries Ltd., Class A	245,100	9,681,450
Noble Corp.	670,200	43,536,192
Schlumberger Ltd.^	353,800	38,008,734
Transocean, Inc.*	402,194	61,290,344
Weatherford International Ltd.*^	993,200	49,252,788

		201,769,508

Total Common Stocks (88.8%) (Cost $1,816,850,479)		1,921,743,739

	Number of Rights
RIGHTS:
United Kingdom (0.0%)
Barclays ORD, expiring 7/17/08*	142,824	27,026
HBOS plc, expiring 7/18/08*	151,762	32,496

(Cost $—)		59,522

	Number of Shares
INVESTMENT COMPANIES:
United States (8.9%)
iShares FTSE/Xinhua China 25 Index Fund^	26,560	3,492,374
iShares MSCI Australia Index Fund	96,450	2,574,251
iShares MSCI Austria Investable Market Index Fund^	109,200	3,802,344
iShares MSCI Belgium Investable Market Index Fund	129,280	2,451,149
iShares MSCI BRIC Index Fund^	79,260	4,132,616
iShares MSCI Canada Index Fund	89,520	2,975,645
iShares MSCI EAFE Index Fund	692,660	47,585,742
iShares MSCI Emerging Markets Index Fund^	138,170	18,733,089
iShares MSCI France Index Fund^	239,980	7,734,555
iShares MSCI Germany Index Fund^	477,900	14,098,050
iShares MSCI Hong Kong Index Fund^	105,660	1,788,824
iShares MSCI Italy Index Fund^	390,580	10,514,414
iShares MSCI Japan Index Fund^	1,392,130	17,373,782
iShares MSCI Mexico Investable Market Index Fund	16,460	937,232
iShares MSCI Netherlands Index Fund	112,270	2,803,382
iShares MSCI Pacific ex-Japan Index Fund^	36,150	4,919,653
iShares MSCI Singapore Index Fund^	260,760	3,228,209
iShares MSCI Spain Index Fund^	124,030	6,712,504
iShares MSCI Sweden Index Fund	81,220	2,082,481
iShares S&P Europe 350 Index Fund^	337,740	32,835,083

	Number of Shares	Value (Note 1)
iShares S&P Latin America 40 Index Fund	2,100	$577,500

Total Investment Companies (8.9%) (Cost $216,198,115)		191,352,879

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
1.71%, 9/25/08 #(p)	$2,000,000	1,991,758

Short-Term Investments of Cash Collateral for Securities Loaned (14.3%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	480,590	480,590
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	2,643,244	2,643,244
American Express Bank FSB
2.49%, 7/18/08 (l)	480,590	480,590
American Honda Finance Corp.
2.71%, 9/11/08 (l)	360,442	360,442
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,970,031	1,970,031
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,600,737	1,600,737
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	5,622,901	5,622,901
Bank of Ireland
2.13%, 12/29/08 (l)	2,402,892	2,402,892
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	4,181,132	4,181,132
Bank of Scotland plc/London
3.25%, 7/1/08	3,807,473	3,807,473
2.12%, 7/17/08 (l)	1,009,239	1,009,239
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	2,402,949	2,402,949
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,105,357	1,105,357
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	4,805,898	4,805,898
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	1,201,475	1,201,475
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,921,844	1,921,844
2.12%, 5/11/09 (l)	2,882,853	2,882,853
Calyon/New York
2.12%, 10/14/08 (l)	6,487,328	6,487,328
2.16%, 7/2/10 (l)	2,401,940	2,401,940
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	3,027,716	3,027,716
CC USA, Inc.
2.13%, 2/12/09 (l)	1,681,611	1,681,611
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,739,362	2,739,362
Comerica Bank
2.12%, 8/7/08 (l)	1,393,592	1,393,592
2.74%, 1/12/09 (l)	2,211,092	2,211,092
2.50%, 3/16/09 (l)	2,787,296	2,787,296
2.52%, 6/19/09 (l)	3,027,998	3,027,998
2.53%, 6/19/09 (l)	1,730,037	1,730,037
Commerzbank AG/New York
2.60%, 7/14/08	2,402,949	2,402,949
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,201,475	1,201,475
Deutsche Bank AG/Singapore
3.50%, 7/1/08	1,188,258	1,188,258

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	$24,029,491	$24,029,491
2.80%, 7/1/08 (r)	17,125,063	17,125,063
Fifth Third Bancorp
2.49%, 8/22/08 (l)	288,354	288,354
Five Finance, Inc.
2.13%, 2/23/09 (l)	960,903	960,903
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,201,475	1,201,475
2.15%, 3/12/10 (l)	2,210,713	2,210,713
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	4,181,132	4,181,132
2.54%, 9/12/08 (l)	913,121	913,121
2.60%, 12/23/08 (l)	1,225,621	1,225,621
2.16%, 3/27/09 (l)	3,748,601	3,748,601
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	84,103,221	84,103,221
2.95%, 7/1/08 (r)	36,044,237	36,044,237
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08 (l)	2,764,410	2,764,410
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	2,402,949	2,402,949
Links Finance LLC
2.12%, 6/22/09 (l)	3,123,052	3,123,052
MassMutual Global Funding II
2.15%, 3/26/10 (l)	4,036,955	4,036,955
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,682,064	1,682,064
2.11%, 1/23/09 (l)	1,682,064	1,682,064
2.12%, 3/13/09 (l)	528,649	528,649
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	2,306,831	2,306,831
2.17%, 6/29/09 (l)	1,441,770	1,441,770
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,700,542	3,700,542
2.18%, 5/26/10 (l)	336,413	336,413
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,225,504	1,225,504
Morgan Stanley
3.22%, 2/9/09 (l)	2,840,864	2,840,864
New York Life Global Funding
2.50%, 3/30/09 (l)	1,682,064	1,682,064
Pricoa Global Funding I
2.12%, 9/22/08 (l)	4,085,014	4,085,014
2.16%, 12/15/09 (l)	961,180	961,180
2.15%, 6/25/10 (l)	2,162,222	2,162,222
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	384,472	384,472
SLM Corp.
2.87%, 12/15/08 (l)	925,352	925,352
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	12,014,746	12,014,746
Tango Finance Corp.
2.13%, 6/25/09 (l)	3,170,745	3,170,745
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,441,770	1,441,770
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	961,180	961,180
2.50%, 8/14/08 (l)	961,180	961,180
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	720,885	720,885
Wells Fargo & Co.
2.62%, 8/3/09 (l)	4,325,308	4,325,308

	Principal Amount	Value (Note 1)
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	$288,354	$288,354

Total Short-Term Investments of Cash Collateral for Securities Loaned		309,348,772

Time Deposit (1.9%)
JPMorgan Chase Nassau
1.49%, 7/1/08	41,618,318	41,618,318

Total Short-Term Investments (16.3%) (Cost/Amortized Cost $352,959,255)		352,958,848

Total Investments (114.0%) (Cost/Amortized Cost $2,386,007,849)		2,466,114,988
Other Assets Less Liabilities (-14.0%)		(302,894,370)

Net Assets (100.0%)		$2,163,220,618

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Appreciation/ (Depreciation)
Hang Seng Index	4	July-08	$576,150	$567,379	$(8,771)
Australian Dollar	17	September-08	1,593,208	1,613,810	20,602
British Pound	38	September-08	4,627,821	4,707,013	79,192
CAC 40 10 Euro Index	9	September-08	654,935	634,251	(20,684)
Dow Jones EURO Stoxx 50 Index	146	September-08	8,085,921	7,769,596	(316,325)
Euro	43	September-08	8,306,897	8,433,375	126,478
FTSE 100 Index	42	September-08	4,812,769	4,724,987	(87,782)
Japanese Yen	40	September-08	4,666,786	4,735,500	68,714
SPI 200 Index	13	September-08	1,659,421	1,617,938	(41,483)
TOPIX Index	38	September-08	4,878,066	4,718,463	(159,603)

					$(339,662)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$688,523,273	$1,777,591,715	$—	$2,466,114,988
Other Investments*	294,986	—	—	294,986

Total	$688,818,259	$1,777,591,715	$—	$2,466,409,974

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	634,648	—	—	634,648

Total	$634,648	$—	$—	$634,648

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,268,991	$—
Total gains or losses (realized/unrealized) included in earnings	(5,242)	—
Purchases, sales, issuances, and settlements (net)	(1,263,749)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$483,709,637
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$155,783,217

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,733,591
Aggregate gross unrealized depreciation	(235,079,686)

Net unrealized appreciation	$68,653,905

Federal income tax cost of investments	$2,397,461,083

At June 30, 2008, the Portfolio had loaned securities with a total value of $300,171,152. This was secured by collateral of $309,348,772 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $159,158 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $135,864, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
Billabong International Ltd.^	201,992	$2,091,308
Brambles Ltd.	329,640	2,758,762

		4,850,070

Austria (2.1%)
Erste Bank der Oesterreichischen Sparkassen AG^	83,580	5,203,169
Raiffeisen International Bank Holding AG^	24,121	3,082,618

		8,285,787

Brazil (4.4%)
Cia de Bebidas das Americas (Preference ADR)	44,730	2,833,646
Cia Vale do Rio Doce (ADR)	124,680	4,466,038
Petroleo Brasileiro S.A. (ADR)	97,650	6,916,549
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	23,110	2,933,352

		17,149,585

Canada (1.8%)
Research In Motion Ltd.*	35,060	4,098,514
Rogers Communications, Inc., Class B	75,170	2,916,275

		7,014,789

Cyprus (0.6%)
Bank of Cyprus Public Co., Ltd.	177,625	2,164,581

Czech Republic (1.3%)
CEZ A/S	57,340	5,087,532

Denmark (1.2%)
Novo Nordisk A/S, Class B^	69,895	4,574,473

Egypt (1.0%)
Orascom Telecom Holding SAE (GDR) (Chi-X Alt TS Exchange) (m)^	3,730	238,720
Orascom Telecom Holding SAE (GDR) (OTC Exchange) (m)	57,640	3,708,696

		3,947,416

Finland (1.2%)
Nokia Oyj	193,450	4,717,903

France (9.8%)
Air Liquide	33,186	4,382,182
Groupe Danone S.A.^	25,457	1,787,603
L’Oreal S.A.^	26,690	2,903,725
LVMH Moet Hennessy Louis Vuitton S.A.	90,360	9,472,157
Pernod-Ricard S.A.^	38,384	3,943,298
Schneider Electric S.A.	42,550	4,596,379
Societe Television Francaise 1^	108,344	1,813,289
Total S.A.	108,210	9,234,121

		38,132,754

Germany (8.9%)
Adidas AG	39,590	2,500,156
Bayer AG	55,380	4,661,340
Deutsche Boerse AG	20,460	2,309,368
GEA Group AG	97,850	3,457,105
Linde AG	38,720	5,443,970
Merck KGaA	22,330	3,174,368
SAP AG^	67,310	3,524,769
Siemens AG (Registered)	33,030	3,667,328
Symrise AG	165,584	3,597,711

	Number of Shares	Value (Note 1)
Wacker Chemie AG^	11,810	$2,468,573

		34,804,688

Greece (0.5%)
Coca Cola Hellenic Bottling Co. S.A.	73,000	1,988,373

Hong Kong (2.1%)
Dairy Farm International Holdings Ltd.	567,000	2,744,280
Hengan International Group Co., Ltd.^	672,000	1,982,237
Li & Fung Ltd.	1,164,000	3,508,160

		8,234,677

India (1.3%)
Infosys Technologies Ltd. (ADR)^	119,850	5,208,681

Indonesia (0.5%)
PT Bank Rakyat Indonesia	3,269,000	1,808,232

Israel (1.5%)
Makhteshim-Agan Industries Ltd.	380,100	3,540,409
Nice Systems Ltd. (ADR)*	72,620	2,147,373

		5,687,782

Italy (1.0%)
UniCredit S.p.A.	654,288	4,004,684

Japan (13.2%)
Aeon Credit Service Co., Ltd.	243,800	3,055,966
Astellas Pharma, Inc.	93,200	3,949,710
Canon, Inc.^	78,000	4,010,736
Daiwa Securities Group, Inc.	498,000	4,577,370
Hirose Electric Co., Ltd.^	35,900	3,604,031
Hisamitsu Pharmaceutical Co., Inc.	62,500	2,719,311
Hoya Corp.	78,400	1,812,610
Inpex Holdings, Inc.	812	10,247,022
Kao Corp.	102,000	2,675,237
Keyence Corp.	12,900	3,072,383
Konica Minolta Holdings, Inc.	155,500	2,625,714
Kose Corp.	14,100	314,705
Sumco Corp.^	134,400	2,974,431
Trend Micro, Inc.^	500	16,481
Unicharm Corp.^	53,700	3,818,195
Ushio, Inc.	131,900	2,155,168

		51,629,070

Mexico (2.9%)
America Movil S.A.B. de C.V., Series L (ADR)	100,020	5,276,055
Grupo Televisa S.A. (Sponsored ADR)	194,660	4,597,869
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	360,040	1,466,260

		11,340,184

Netherlands (2.1%)
Akzo Nobel N.V.	67,800	4,660,605
Koninklijke Philips Electronics N.V.	101,500	3,453,422

		8,114,027

Russia (2.5%)
Gazprom OAO (Sponsored ADR)	105,150	6,088,185
MMC Norilsk Nickel (ADR)	143,680	3,613,552

		9,701,737

Singapore (0.4%)
Venture Corp., Ltd.	235,400	1,697,309

South Africa (1.2%)
Massmart Holdings Ltd.	237,690	1,872,985

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
MTN Group Ltd.	167,860	$2,669,038

		4,542,023

South Korea (1.6%)
Amorepacific Corp.	2,451	1,518,329
Samsung Electronics Co., Ltd.	8,134	4,859,949

		6,378,278

Spain (2.3%)
Inditex S.A.^	64,680	2,979,705
Telefonica S.A.	220,560	5,861,760

		8,841,465

Sweden (0.5%)
Assa Abloy AB, Class B^	139,690	2,023,753

Switzerland (12.9%)
Actelion Ltd. (Registered)*^	64,465	3,451,848
Julius Baer Holding AG (Registered)	95,638	6,459,813
Nestle S.A. (Registered)	285,970	12,921,908
Novartis AG (Registered)	127,900	7,042,607
Roche Holding AG	67,420	12,143,586
Synthes, Inc.	32,770	4,516,682
UBS AG (Registered)*^	185,552	3,894,312

		50,430,756

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	393,361	4,291,569

Turkey (0.4%)
Akbank TAS	403,740	1,398,919

United Kingdom (15.7%)
Acergy S.A.^	155,470	3,479,852
Anglo American plc	99,189	6,966,305
BHP Billiton plc	395,290	15,117,281
Capita Group plc	153,723	2,105,078
HSBC Holdings plc	283,588	4,381,938
ICAP plc	197,420	2,131,312
IG Group Holdings plc	326,580	2,148,271
Intertek Group plc	107,470	2,114,953
Reckitt Benckiser Group plc	147,220	7,462,962
Standard Chartered plc	148,126	4,219,140
Tesco plc	499,750	3,676,112
WPP Group plc	751,620	7,249,776

		61,052,980

Total Common Stocks (97.2%) (Cost $389,156,256)		379,104,077

	Number of Warrants
WARRANTS:
Luxembourg (2.0%)
Housing Development Finance Corp.,
expiring 1/18/11*§	110,995	5,072,583
Satyam Computer Services Ltd.,
expiring 10/13/10*§	268,400	2,829,741

Total Warrants (2.0%) (Cost $8,721,021)		7,902,324

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.9%)
American Express Credit Corp.
2.50%, 7/1/0 (p)	$7,428,000	$7,427,484

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (12.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$73,737	$73,737
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	405,552	405,552
American Express Bank FSB
2.49%, 7/18/08 (l)	73,737	73,737
American Honda Finance Corp.
2.71%, 9/11/08 (l)	55,303	55,303
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	302,262	302,262
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	245,601	245,601
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	862,721	862,721
Bank of Ireland
2.13%, 12/29/08 (l)	368,675	368,675
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	641,510	641,510
Bank of Scotland plc/London
3.25%, 7/1/08	584,180	584,180
2.12%, 7/17/08 (l)	154,847	154,847
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	368,684	368,684
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	169,595	169,595
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	737,368	737,368
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	184,342	184,342
Beta Finance, Inc.
2.13%, 2/17/09 (l)	294,868	294,868
2.12%, 5/11/09 (l)	442,316	442,316
Calyon/New York
2.12%, 10/14/08 (l)	995,350	995,350
2.16%, 7/2/10 (l)	368,529	368,529
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	464,542	464,542
CC USA, Inc.
2.13%, 2/12/09 (l)	258,009	258,009
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	420,300	420,300
Comerica Bank
2.12%, 8/7/08 (l)	213,819	213,819
2.74%, 1/12/09 (l)	339,247	339,247
2.50%, 3/16/09 (l)	427,654	427,654
2.52%, 6/19/09 (l)	464,585	464,585
2.53%, 6/19/09 (l)	265,439	265,439
Commerzbank AG/New York
2.60%, 7/14/08	368,684	368,684
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	184,342	184,342
Deutsche Bank AG/Singapore
3.50%, 7/1/08	182,314	182,314
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	3,686,840	3,686,840
2.80%, 7/1/08 (r)	2,627,495	2,627,495
Fifth Third Bancorp
2.49%, 8/22/08 (l)	44,242	44,242
Five Finance, Inc.
2.13%, 2/23/09 (l)	147,431	147,431
General Electric Capital Corp.
2.58%, 2/19/09 (l)	184,342	184,342
2.15%, 3/12/10 (l)	339,189	339,189
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	641,510	641,510

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
2.54%, 9/12/08 (l)	$140,100	$140,100
2.60%, 12/23/08 (l)	188,047	188,047
2.16%, 3/27/09 (l)	575,147	575,147
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	12,903,941	12,903,941
2.95%, 7/1/08 (r)	5,530,260	5,530,260
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	424,143	424,143
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	368,684	368,684
Links Finance LLC
2.12%, 6/22/09 (l)	479,169	479,169
MassMutual Global Funding II
2.15%, 3/26/10 (l)	619,389	619,389
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	258,079	258,079
2.11%, 1/23/09 (l)	258,079	258,079
2.12%, 3/13/09 (l)	81,110	81,110
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	353,937	353,937
2.17%, 6/29/09 (l)	221,210	221,210
Monumental Global Funding II
2.15%, 3/26/10 (l)	567,773	567,773
2.18%, 5/26/10 (l)	51,616	51,616
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	188,029	188,029
Morgan Stanley
3.22%, 2/9/09 (l)	435,873	435,873
New York Life Global Funding
2.50%, 3/30/09 (l)	258,079	258,079
Pricoa Global Funding I
2.12%, 9/22/08 (l)	626,763	626,763
2.16%, 12/15/09 (l)	147,474	147,474
2.15%, 6/25/10 (l)	331,749	331,749
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	58,989	58,989
SLM Corp.
2.87%, 12/15/08 (l)	141,977	141,977
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,843,420	1,843,420
Tango Finance Corp.
2.13%, 6/25/09 (l)	486,487	486,487
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	221,210	221,210
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	147,474	147,474
2.50%, 8/14/08 (l)	147,474	147,474
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	110,605	110,605

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
2.62%, 8/3/09 (l)	$663,634	$663,631
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	44,242	44,242

Total Short-Term Investments of Cash Collateral for Securities Loaned		47,463,321

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08	78,232	78,232

Total Short-Term Investments (14.1%) (Cost/Amortized Cost $54,969,554)		54,969,037

Total Investments (113.3%) (Cost/Amortized Cost $452,846,831)		441,975,438
Other Assets Less Liabilities (-13.3%)		(51,937,272)

Net Assets (100.0%)		$390,038,166

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $7,902,324 or 2.03% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$59,683,658	$382,291,780	$—	$441,975,438
Other Investments*	—	—	—	—

Total	$59,683,658	$382,291,780	$—	$441,975,438

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$188,324,245
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$111,111,319

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,301,787
Aggregate gross unrealized depreciation	(33,622,289)

Net unrealized depreciation	$(12,320,502)

Federal income tax cost of investments	$454,295,940

At June 30, 2008, the Portfolio had loaned securities with a total value of $45,233,680. This was secured by collateral of $47,463,321 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $114,588 of which $88,235 expires in the year 2009 and $26,353 expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (28.6%)
Asset-Backed Securities (8.8%)
American Express Credit Account Master Trust,
Series 04-C C
2.971%, 2/15/12 §(l)	$210,773	$206,437
Asset Backed Funding Certificates,
Series 05-HE1 M2
2.923%, 3/25/35 (b)(l)	1,625,000	1,297,971
Series 05-HE1 M3
2.973%, 3/25/35 (b)(l)	1,625,000	1,082,072
Series 05-OPT1 M2
3.033%, 7/25/35 (b)(l)	1,000,000	703,283
Series 05-WMC1 A2C
2.763%, 6/25/35 (b)(l)	300,726	299,797
Bank of America Credit Card Trust,
Series 06-C4 C4
2.701%, 11/15/11 (l)	2,500,000	2,447,408
Bear Stearns Asset Backed Securities Trust,
Series 05-HE3 M1
2.913%, 3/25/35 (b)(l)	1,225,735	1,161,084
Capital One Multi-Asset Execution Trust,
Series 07-A9 A9
4.950%, 8/15/12	32,315,000	32,849,952
Capital One Prime Auto Receivables Trust,
Series 07-1 A2
5.430%, 2/15/10	2,735,388	2,750,377
Carmax Auto Owner Trust,
Series 07-1 A3
5.240%, 7/15/11	5,000,000	5,069,588
Citibank Credit Card Issuance Trust,
Series 06-C4 C4
2.668%, 1/9/12 (l)	7,825,000	7,543,426
Citigroup Mortgage Loan Trust, Inc.,
Series 03-HE3 A
2.863%, 12/25/33 (b)(l)	1,144,813	917,473
CNH Equipment Trust,
Series 05-B A3
4.270%, 1/15/10	405,659	405,990
Countrywide Asset-Backed Certificates,
Series 03-5 MF1
5.413%, 1/25/34 (b)(l)	1,546,050	1,310,178
Series 04-1 3A
2.763%, 4/25/34 (b)(l)	7,039	6,225
Series 04-1 M1
2.983%, 3/25/34 (b)(l)	1,570,000	1,207,418
Series 04-1 M2
3.033%, 3/25/34 (b)(l)	1,190,000	1,002,392
Countrywide Home Equity Loan Trust,
Series 04-I A
2.761%, 2/15/34 (b)(l)	1,347,335	846,031
Series 04-K 2A
2.771%, 2/15/34 (b)(l)	412,728	315,762
Credit-Based Asset Servicing and Securitization LLC,
Series 07-CB2 A2A
5.891%, 2/25/37 (b)(e)	4,857,748	4,815,761
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FF2 M2
2.923%, 3/25/35 (b)(l)	400,000	320,052
Series 05-FF5 M1
2.933%, 3/25/35 (b)(l)	1,500,000	1,188,784
Ford Credit Auto Owner Trust,
Series 07-A A2A
5.420%, 4/15/10	2,823,394	2,847,529

	Principal Amount	Value (Note 1)
GE Equipment Small Ticket LLC,
Series 05-1A A3
4.380%, 7/22/09 §	$188,087	$188,554
GSAMP Trust,
Series 04-OPT A1
2.823%, 11/25/34 (b)(l)	23,399	19,563
Series 05-WMC2 M1
2.913%, 11/25/35 (b)(l)	2,000,000	1,312,319
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	12,500,000	12,708,920
Home Equity Asset Trust,
Series 05-8 M2
2.933%, 2/25/36 (b)(l)	3,325,000	1,990,013
Series 06-1 M2
2.943%, 4/25/36 (b)(l)	1,500,000	1,004,440
Lehman XS Trust,
Series 05-7N 1A1A
2.753%, 12/25/35 (l)	1,807,603	1,376,621
Series 06-12N A1A1
2.563%, 8/25/46 (l)	3,009,283	2,952,005
Series 06-2N 1A1
2.743%, 2/25/46 (l)	2,760,943	1,933,758
Long Beach Mortgage Loan Trust,
Series 03-4 M1
3.163%, 8/25/33 (b)(l)	5,500,000	4,612,316
Series 04-1 M1
2.983%, 2/25/34 (b)(l)	2,200,000	1,713,592
Series 04-1 M2
3.033%, 2/25/34 (b)(l)	1,475,000	1,136,082
Series 04-3 M1
3.053%, 7/25/34 (b)(l)	1,750,000	1,395,190
MASTR Asset Backed Securities Trust,
Series 05-OPT1 M2
2.903%, 3/25/35 (b)(l)	1,823,000	1,216,488
MBNA Credit Card Master Note Trust,
Series 01-C2 C2
3.621%, 12/15/10 §(l)	3,725,000	3,726,218
Nationstar Home Equity Loan Trust,
Series 07-C 2AV2
2.613%, 6/25/37 (b)(l)	10,000,000	8,096,880
New Century Home Equity Loan Trust,
Series 05-1 M1
2.933%, 3/25/35 (b)(l)	2,000,000	1,597,009
Onyx Acceptance Owner Trust,
Series 05-A A4
3.910%, 9/15/11	3,251,338	3,220,629
Option One Mortgage Loan Trust,
Series 03-1 A2
3.323%, 2/25/33 (b)(l)	421,726	365,726
Series 03-5 A2
2.803%, 8/25/33 (b)(l)	255,326	225,966
Series 04-1 M1
3.083%, 1/25/34 (b)(l)	4,472,490	3,631,337
Series 05-2 M1
2.923%, 5/25/35 (b)(l)	1,700,000	1,393,739
PECO Energy Transition Trust,
Series 00-A A3
7.625%, 3/1/10	1,226,907	1,257,991
PSE&G Transition Funding LLC,
Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,167,701
Residential Asset Mortgage Products, Inc.,
Series 06-RS1 AI2
2.713%, 1/25/36 (b)(l)	2,409,439	2,180,031
Residential Asset Securities Corp.,
Series 02-KS4 AIIB
2.983%, 7/25/32 (b)(l)	103,836	90,243

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Residential Asset Securities Corp.,
Series 03-KS9 A2B
3.123%, 11/25/33 (b)(l)	$191,881	$139,874
Series 05-KS10 M1
2.893%, 11/25/35 (b)(l)	1,274,000	1,001,944
Series 05-KS11 M1
2.883%, 12/25/35 (b)(l)	2,000,000	1,544,918
Series 05-KS11 M2
2.903%, 12/25/35 (b)(l)	1,250,000	853,229
SLM Student Loan Trust,
Series 05-4 A1
2.930%, 10/26/15 (l)	354,459	354,023
Triad Auto Receivables Owner Trust,
Series 06-C A3
5.260%, 11/14/11	4,404,829	4,358,668
Volkswagen Auto Lease Trust,
Series 06-A A3
5.500%, 9/21/09	7,162,749	7,206,855
Wachovia Asset Securitization, Inc.,
Series 02-HE2 A
2.913%, 12/25/32 (b)(l)	257,583	197,498
Series 03-HE3 A
2.733%, 11/25/33 (b)(l)	887,848	705,576

		149,470,906

Non-Agency CMO (19.8%)
Adjustable Rate Mortgage Trust,
Series 04-1 9A2
2.883%, 1/25/35 (l)	398,494	345,384
Series 05-4 7A2
2.713%, 8/25/35 (l)	338,243	255,187
Series 05-5 6A21
2.713%, 9/25/35 (l)	1,882,405	1,413,432
Series 05-6A 2A1
2.793%, 11/25/35 (l)	664,749	516,501
Series 07-1 5A31
2.623%, 3/25/37 (l)	12,944,283	7,721,709
Series 06-2 2A1
2.673%, 9/25/46 (l)	3,906,631	2,779,302
Banc of America Mortgage Securities, Inc.,
Series 02-K 1A1
6.391%, 10/20/32 (l)	108,406	109,754
Series 04-F 2A5
4.144%, 7/25/34 (l)	11,206,000	11,081,220
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,270,554
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,412,041
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,865,114
Series 06-PW14 A4
5.201%, 12/11/38	6,000,000	5,596,674
Citicorp Mortgage Securities, Inc.,
Series 03-11 2A1
5.500%, 12/25/33	1,965,127	1,945,730
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 05-CD1 A4
5.400%, 7/15/44 (l)	5,775,000	5,568,768
Citimortgage Alternative Loan Trust,
Series 06-A1 1A5
5.500%, 4/25/36	1,997,106	1,752,547
Series 06-A6 1A4
6.000%, 11/25/36	2,053,242	1,895,031
Series 07-A1 1A7
6.000%, 1/25/37	10,126,606	8,610,726

	Principal Amount	Value (Note 1)
Countrywide Alternative Loan Trust,
Series 04-28CB 3A1
6.000%, 1/25/35	$5,819,725	$5,288,675
Series 05-51 1A1
2.802%, 11/20/35 (l)	2,279,655	1,721,049
Series 06-29T1 2A5
6.000%, 10/25/36	1,794,983	1,420,022
Countrywide Alternative Loan Trust,
Series 06-41CB 2A14
6.000%, 1/25/37	6,774,983	6,412,059
Series 06-J5 1A1
6.500%, 9/25/36	13,042,079	10,777,040
Series 06-OA2 A1
2.692%, 5/20/46 (l)	10,769,808	7,428,362
Series 07-OA10 2A1
2.733%, 9/25/47 (l)	11,779,475	8,033,842
Credit Suisse Mortgage Capital Certificates,
Series 06-C1 A3
5.711%, 2/15/39 (l)	7,500,000	7,391,345
Series 07-C4 A3
6.005%, 9/15/39 (l)	13,050,000	12,467,019
CS First Boston Mortgage Securities Corp.,
Series 01-CK1 A3
6.380%, 12/18/35	4,020,565	4,108,820
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,428,035
Series 03-C4 A4
5.137%, 8/15/36^ (l)	5,870,000	5,753,722
Downey Savings & Loan Association Mortgage Loan Trust,
Series 05-AR6 2A1A
2.773%, 10/19/45 (l)	6,065,736	4,720,546
First Horizon Alternative Mortgage Securities Trust,
Series 06-FA4 1A1
6.000%, 8/25/36	8,070,450	7,193,485
GE Capital Commercial Mortgage Corp.,
Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,769,992
Greenpoint Mortgage Funding Trust,
Series 05-AR4 4A1A
2.793%, 10/25/45 (l)	4,231,840	3,351,413
Series 06-OH1 A1
2.663%, 1/25/37 (l)	9,158,506	6,297,186
Harborview Mortgage Loan Trust,
Series 05-3 2A1A
2.723%, 6/19/35 (l)	5,262,924	3,951,696
Series 05-9 2A1A
2.823%, 6/20/35 (l)	1,937,328	1,499,101
Indymac Index Mortgage Loan Trust,
Series 04-AR7 A1
2.923%, 9/25/34 (l)	726,091	578,918
Series 05-AR14 2A1A
2.783%, 7/25/35 (l)	3,786,547	2,956,359
LB-UBS Commercial Mortgage Trust,
Series 05-C1 A4
4.742%, 2/15/30	9,250,000	8,722,279
Series 06-C4 A4
6.080%, 6/15/38 (l)	3,360,000	3,308,721
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 06-LLFA A2
2.591%, 9/15/21 §(l)	5,072,362	4,783,514
Lehman Mortgage Trust,
Series 05-3 2A3
5.500%, 1/25/36	4,841,134	4,577,566
Series 07-4 4A1
6.000%, 5/25/37	3,300,232	3,118,719

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Medallion Trust,
Series 04-1G A1
2.768%, 5/25/35 (l)	$983,187	$922,802
Morgan Stanley Capital I,
Series 04-HQ3 A2
4.050%, 1/13/41	924,382	914,329
Series 04-T13 A2
3.940%, 9/13/45	859,025	847,858
Series 05-IQ9 A5
4.700%, 7/15/56	7,225,000	6,788,857
Series 06-HQ9 A4
5.731%, 7/12/44 (l)	7,500,000	7,271,315
Morgan Stanley Dean Witter Capital I,
Series 03-HQ2 A2
4.920%, 3/12/35	3,120,000	3,035,389
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	183,395	184,250
Permanent Master Issuer plc,
Series 06-1 2A
2.753%, 10/15/15 (l)	7,000,000	6,901,573
Series 07-1 2A1
2.763%, 1/15/16 (l)	10,000,000	9,737,900
RESI Finance LP,
Series 03-C B3
3.849%, 9/10/35 §(l)	9,679,850	7,797,541
Series 03-C B4
4.049%, 9/10/35 §(l)	1,619,478	1,285,527
Series 03-D B3
3.749%, 12/10/35 §(l)	5,810,215	4,847,189
Series 03-D B4
3.949%, 12/10/35 §(l)	1,751,274	1,463,522
Series 05-A B3
3.129%, 3/10/37 §(l)	3,442,534	2,198,919
Series 05-A B4
3.738%, 3/10/37 §(l)	1,125,353	680,839
Series 05-B B3
3.029%, 6/10/37 §(l)	940,159	573,497
Series 05-B B4
3.119%, 6/10/37 §(l)	1,645,278	921,356
Series 05-D B4
3.171%, 12/15/37 §(l)	2,372,725	1,309,448
Residential Accredit Loans, Inc.,
Series 06-QO3 A1
2.693%, 4/25/46 (l)	1,993,253	1,423,448
Series 07-QH2 A1
2.623%, 3/25/37 (l)	14,906,350	10,488,890
Residential Funding Mortgage Securities I, Inc.,
Series 07-S8 1A1
6.000%, 9/25/37	22,992,225	21,614,487
Sequoia Mortgage Trust,
Series 07-3 1A1
2.682%, 7/20/36 (l)	11,845,224	10,611,980
Structured Asset Mortgage Investments, Inc.,
Series 05-AR2 2A1
2.713%, 5/25/45 (l)	973,479	766,724
Series 06-AR1 3A1
2.713%, 2/25/36 (l)	1,814,777	1,269,124
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,400,408
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,212,871
WaMu Mortgage Pass-Through Certificates,
Series 05-AR1 A2A1
2.813%, 1/25/45 (l)	895,439	726,080
Series 05-AR15 A1A1
2.743%, 11/25/45 (l)	2,217,470	1,697,712

	Principal Amount	Value (Note 1)
Series 05-AR17 A1A1
2.753%, 12/25/45 (l)	$2,204,438	$1,702,436
Series 05-AR2 2A21
2.823%, 1/25/45 (l)	952,615	735,637
Series 05-AR9 A1A
2.803%, 7/25/45 (l)	3,301,451	2,617,489
Series 06-5 2CB1
6.000%, 7/25/36	6,002,394	4,734,388
Wells Fargo Mortgage Backed Securities Trust,
Series 07-5 2A3
5.500%, 5/25/22	6,123,633	5,694,922
Series 07-11 A96
6.000%, 8/25/37	10,838,443	8,858,801

		338,436,667

Total Asset-Backed and Mortgage-Backed Securities		487,907,573

Consumer Discretionary (2.3%)
Automobiles (0.8%)
Daimler Finance N.A. LLC
3.403%, 10/31/08 (l)	7,934,000	7,917,973
5.875%, 3/15/11	5,425,000	5,494,777

		13,412,750

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
6.300%, 10/15/37	1,615,000	1,606,255

Media (1.3%)
Comcast Corp.
3.010%, 7/14/09 (l)	5,000,000	4,960,130
5.300%, 1/15/14	150,000	145,401
6.950%, 8/15/37	5,100,000	5,016,304
News America, Inc.
7.250%, 5/18/18	825,000	878,194
6.200%, 12/15/34	1,535,000	1,415,549
Time Warner Cable, Inc.
6.550%, 5/1/37	1,685,000	1,551,887
Time Warner Entertainment Co. LP
8.375%, 7/15/33	1,940,000	2,099,577
Time Warner, Inc.
5.875%, 11/15/16	2,735,000	2,578,979
Viacom, Inc.
3.126%, 6/16/09 (l)	3,950,000	3,908,327

		22,554,348

Specialty Retail (0.1%)
Home Depot, Inc.
5.875%, 12/16/36	2,740,000	2,238,377

Total Consumer Discretionary		39,811,730

Consumer Staples (2.2%)
Beverages (0.5%)
Diageo Capital plc
5.750%, 10/23/17	4,690,000	4,628,974
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18 §	4,100,000	4,116,916

		8,745,890

Food & Staples Retailing (1.2%)
CVS Caremark Corp.
2.982%, 6/1/10 (l)	7,000,000	6,831,496
CVS Pass-Through Trust
6.036%, 12/10/28 §	2,236,161	2,076,343
Kroger Co.
6.400%, 8/15/17	2,455,000	2,503,994
Safeway, Inc.
6.350%, 8/15/17	2,665,000	2,742,735
Wal-Mart Stores, Inc.
5.375%, 4/5/17	3,920,000	3,963,720
5.250%, 9/1/35	1,650,000	1,433,543

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wal-Mart Stores, Inc.
6.500%, 8/15/37	$1,365,000	$1,404,794

		20,956,625

Food Products (0.4%)
Kraft Foods, Inc.
6.000%, 2/11/13	5,850,000	5,910,384

Tobacco (0.1%)
Philip Morris International, Inc.
6.375%, 5/16/38	1,735,000	1,690,801

Total Consumer Staples		37,303,700

Energy (2.2%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
7.000%, 7/15/38	1,390,000	1,388,142
Transocean, Inc.
6.800%, 3/15/38	2,055,000	2,101,716

		3,489,858

Oil, Gas & Consumable Fuels (2.0%)
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,655,000	1,552,681
EnCana Corp.
6.625%, 8/15/37	1,500,000	1,496,396
Enterprise Products Partners LP
6.300%, 9/15/17	4,715,000	4,714,246
Gaz Capital S.A.
7.288%, 8/16/37 §	3,730,000	3,427,870
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	2,790,000	2,813,441
6.500%, 2/1/37	1,545,000	1,460,875
Nexen, Inc.
6.400%, 5/15/37	2,710,000	2,565,928
ONEOK Partners LP
5.900%, 4/1/12	2,620,000	2,634,022
Pemex Project Funding Master Trust
4.076%, 6/15/10 §(l)	2,675,000	2,685,700
4.076%, 6/15/10 (l)(m)	2,250,000	2,259,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 9/30/16 §	2,495,000	2,422,845
Suncor Energy, Inc.
6.850%, 6/1/39	2,085,000	2,127,346
Valero Energy Corp.
6.625%, 6/15/37	2,100,000	1,925,381
XTO Energy, Inc.
6.375%, 6/15/38	2,780,000	2,656,860

		34,742,591

Total Energy		38,232,449

Financials (18.0%)
Capital Markets (3.2%)
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	4,115,000	2,861,406
Goldman Sachs Group, Inc.
2.891%, 6/23/09 (l)	3,500,000	3,463,527
5.625%, 1/15/17	2,595,000	2,404,415
5.950%, 1/15/27	3,875,000	3,340,979
6.750%, 10/1/37	1,840,000	1,683,133
Lehman Brothers Holdings, Inc.
2.851%, 12/23/08 (l)	3,000,000	2,942,568
2.966%, 11/10/09 (l)	2,800,000	2,668,870
5.250%, 2/6/12	3,455,000	3,269,584
5.625%, 1/24/13	5,515,000	5,219,975
Merrill Lynch & Co., Inc.
2.748%, 8/22/08 (l)	4,000,000	3,992,437

	Principal Amount	Value (Note 1)
2.997%, 10/27/08 (l)	$4,000,000	$3,975,668
6.050%, 8/15/12	2,720,000	2,662,108
Morgan Stanley
2.844%, 2/9/09 (l)	2,000,000	1,981,460
2.870%, 5/7/10 (l)	3,500,000	3,379,516
4.778%, 5/14/10	2,000,000	1,992,278
5.625%, 1/9/12	1,400,000	1,401,039
5.450%, 1/9/17	3,835,000	3,483,058
6.625%, 4/1/18	4,040,000	3,828,001

		54,550,022

Commercial Banks (6.5%)
Bancaja U.S. Debt S.A.U.
2.860%, 7/10/09 §(l)	2,000,000	1,924,544
Bank of America Corp.
5.650%, 5/1/18	5,610,000	5,237,423
Bank of America N.A.
3.316%, 5/12/10 (l)	3,900,000	3,882,466
Bank of Scotland plc
5.250%, 2/21/17 §	6,370,000	6,263,838
Barclays Bank plc
5.926%, 9/29/49 §(l)	3,165,000	2,698,283
7.434%, 9/29/49 §(l)	2,715,000	2,546,607
CAM U.S. Finance S.A.
3.023%, 2/1/10 §(l)	5,000,000	4,709,420
Credit Agricole S.A./London
2.696%, 5/28/10 §(l)	5,000,000	4,947,470
Depfa ACS Bank
5.125%, 3/16/37 §	7,035,000	6,682,054
Deutsche Bank AG/London
5.375%, 10/12/12	4,850,000	4,921,440
Glitnir banki hf
2.873%, 10/15/08^§(l)	4,650,000	4,623,969
HBOS plc
6.657%, 5/29/49 §(l)	1,800,000	1,261,273
5.920%, 9/29/49 §(l)	5,200,000	3,703,450
HSBC Bank USA
7.000%, 1/15/39	2,220,000	2,172,099
Industrial Bank of Korea
4.000%, 5/19/14 §(l)	2,215,000	2,190,828
Korea Development Bank
2.928%, 4/3/10 (l)	5,000,000	4,987,270
Royal Bank of Scotland Group plc
7.640%, 3/31/49 (l)	3,900,000	3,565,883
6.990%, 10/29/49 §(l)	5,000,000	4,500,140
Shinsei Finance II
7.160%, 7/29/49 §(l)	8,465,000	5,957,244
Standard Chartered plc
6.409%, 12/31/49 §(l)	5,500,000	4,413,607
VTB 24 Capital plc
3.497%, 12/7/09 (l)	5,000,000	4,863,500
VTB Capital S.A.
3.384%, 8/1/08 §(l)	10,700,000	10,671,935
Wachovia Bank N.A.
6.600%, 1/15/38	2,145,000	1,869,132
Wachovia Capital Trust III
5.800%, 3/15/42 (l)	6,227,000	4,234,360
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	4,745,000	4,716,753
Woori Bank
5.750%, 3/13/14 §(l)	4,160,000	4,158,756

		111,703,744

Consumer Finance (0.6%)
American General Finance Corp.
6.900%, 12/15/17	2,305,000	2,008,957
Discover Financial Services
3.316%, 6/11/10 (l)	1,855,000	1,586,426

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
International Lease Finance Corp.
2.858%, 5/24/10 (l)	$2,715,000	$2,540,100
4.875%, 9/1/10	1,210,000	1,167,727
SLM Corp.
3.060%, 7/27/09 (l)	2,750,000	2,578,260

		9,881,470

Diversified Financial Services (4.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	5,980,000	5,956,552
Caterpillar Financial Services Corp.
2.766%, 8/11/09 (l)	3,250,000	3,237,309
Citigroup, Inc.
5.500%, 4/11/13	5,790,000	5,650,907
6.000%, 8/15/17	3,845,000	3,667,630
6.125%, 11/21/17	3,805,000	3,651,670
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49 (l)	3,150,000	2,625,991
Credit Suisse USA, Inc.
2.757%, 6/5/09 (l)	5,250,000	5,233,399
5.500%, 8/16/11	1,415,000	1,431,322
General Electric Capital Corp.
6.150%, 8/7/37	1,225,000	1,149,513
5.875%, 1/14/38	3,135,000	2,841,150
IBM International Group Capital LLC
5.050%, 10/22/12	3,250,000	3,319,004
John Deere Capital Corp.
2.789%, 7/16/10 (l)	12,000,000	11,905,452
5.350%, 4/3/18	3,205,000	3,158,585
K2 Corp.
0.000%, 2/15/09 †§(b)(h)	8,500,000	—
0.000%, 2/15/10 †§(b)(h)	5,000,000	—
Lehman Brothers Holdings Capital Trust V
5.857%, 11/29/49 (l)	5,475,000	3,572,438
Links Finance LLC
3.026%, 9/15/08 †§(b)(l)	7,100,000	—
Pemex Finance Ltd.
8.875%, 11/15/10	3,343,333	3,543,933
Pricoa Global Funding I
3.900%, 12/15/08 §	4,540,000	4,518,776
QBE Capital Funding II LP
6.797%, 6/29/49 §(l)	2,970,000	2,489,793
Swiss Reinsurance Capital I LP
6.854%, 5/29/49 §(l)	6,380,000	5,625,437
TIAA Global Markets, Inc.
2.810%, 1/12/11 §(l)	2,000,000	1,985,938
ZFS Finance USA Trust II
6.450%, 12/15/65 §(l)	7,241,000	6,422,760

		81,987,559

Insurance (2.7%)
American International Group, Inc.
8.175%, 5/15/58 §(l)	3,005,000	2,828,033
Berkshire Hathaway Finance Corp.
4.500%, 1/15/13	4,975,000	4,929,280
Financial Security Assurance Holdings Ltd.
6.400%, 12/15/66 §(l)	1,180,000	741,866
Liberty Mutual Group, Inc.
7.500%, 8/15/36 §	2,480,000	2,168,780
Lincoln National Corp.
7.000%, 5/17/66 (l)	5,180,000	4,718,291
Metropolitan Life Global Funding
5.125%, 4/10/13 §	6,560,000	6,459,553
Monumental Global Funding II
3.900%, 6/15/09 §	2,735,000	2,700,038

	Principal Amount		Value (Note 1)
Nationwide Financial Services, Inc.
6.750%, 5/15/37^		$2,000,000	$1,584,092
Nationwide Life Global Funding I
2.760%, 10/9/09 §(l)		4,500,000	4,386,208
Principal Life Income Funding
5.300%, 4/24/13		4,140,000	4,140,025
Reinsurance Group of America, Inc.
6.750%, 12/15/65 (l)		3,035,000	2,386,566
Stingray Pass-Through Trust
5.902%, 1/12/15 §		4,000,000	647,693
Travelers Cos., Inc.
6.250%, 3/15/37 (l)		3,075,000	2,641,862
XL Capital Ltd., Series E
6.500%, 12/31/49 (l)		9,075,000	6,125,625

			46,457,912

Thrifts & Mortgage Finance (0.2%)
Countrywide Financial Corp.
3.022%, 3/24/09^ (l)		390,000	374,526
5.800%, 6/7/12		3,215,000	3,040,766

			3,415,292

Total Financials			307,995,999

Government Securities (62.4%)
Agency CMO (4.4%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/23 IO		1,758,423	31,817
5.500%, 10/15/26		22,700,286	23,054,583
5.000%, 11/15/28		9,053,728	9,176,708
5.000%, 11/15/34		12,200,000	11,400,502
6.500%, 5/15/35		2,991,038	3,122,012
5.500%, 7/15/37		8,050,000	7,690,397
Federal National Mortgage Association
6.500%, 9/25/33		4,496,445	4,633,553
6.500%, 10/25/33		3,986,678	4,108,325
6.500%, 10/25/33		4,020,368	4,143,043
6.500%, 12/25/33		4,021,865	4,147,905
6.500%, 1/25/34		3,931,034	4,057,551
Government National Mortgage Association
5.500%, 1/20/27 IO		184,525	764
5.500%, 10/20/27 IO		2,050,439	43,503

			75,610,663

Foreign Governments (2.9%)
Canadian Government Bond
3.750%, 6/1/12	CAD	13,445,000	13,334,507
Egypt Government AID Bonds
4.450%, 9/15/15		$10,020,000	10,105,471
Federal Republic of Brazil
8.000%, 1/15/18		5,266,000	5,859,215
12.250%, 3/6/30		990,000	1,695,474
Russian Federation
12.750%, 6/24/28 (m)		2,005,000	3,574,113
Trinidad & Tobago Government International Bond
5.875%, 5/17/27 §		3,000,000	2,880,000
United Mexican States
3.410%, 1/13/09 (l)		7,125,000	7,132,125
8.000%, 9/24/22		2,425,000	2,951,225

			47,532,130

U.S. Government Agencies (35.3%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31		6,560,000	7,902,209
6.000%, 2/1/35		1,642,109	1,662,603
5.844%, 11/1/36 (l)		2,541,444	2,587,397
5.419%, 6/1/37 (l)		1,579,662	1,592,587
5.524%, 6/1/37 (l)		14,734,434	14,846,215
5.572%, 6/1/37 (l)		1,665,271	1,680,953

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Mortgage Corp.
5.453%, 7/1/37 (l)	$2,847,603	$2,869,458
5.500%, 10/1/37	9,765,675	9,629,871
5.000%, 7/15/38 TBA	39,600,000	37,941,750
5.500%, 7/15/38 TBA	181,353,000	178,632,705
Federal National Mortgage Association
4.750%, 3/12/10^	17,400,000	17,870,740
6.500%, 2/1/35	1,476,886	1,523,933
4.500%, 7/25/23 TBA	58,695,000	56,714,044
5.000%, 7/25/23 TBA	42,250,000	41,774,687
5.500%, 7/25/23 TBA	50,320,000	50,650,200
6.000%, 7/25/23 TBA	7,290,000	7,472,250
5.000%, 7/25/38 TBA	13,200,000	12,651,382
6.000%, 7/25/38 TBA	36,640,000	36,960,600
6.500%, 7/25/38 TBA	71,633,000	73,737,219
5.000%, 8/25/38 TBA	350,000	334,687
6.500%, 8/25/38 TBA	12,000,000	12,318,744
Government National Mortgage Association
6.000%, 7/15/38 TBA	575,000	583,625
6.500%, 7/15/38 TBA	30,775,000	31,784,789

		603,722,648

U.S. Treasuries (19.8%)
U.S. Treasury Bonds
8.875%, 2/15/19^#(a)	1,010,000	1,407,214
7.250%, 8/15/22^	225,000	289,899
6.625%, 2/15/27^	10,875,000	13,631,138
6.375%, 8/15/27^#(a)	5,445,000	6,670,125
6.125%, 11/15/27^	1,147,000	1,371,650
6.250%, 5/15/30^	8,850,000	10,893,102
5.000%, 5/15/37^	9,435,000	10,139,681
U.S. Treasury Notes
4.625%, 7/31/09#(a)	885,000	905,881
3.250%, 12/31/09^#(a)	6,800,000	6,881,280
1.750%, 3/31/10^	7,545,000	7,447,737
2.125%, 1/31/10^	49,865,000	49,607,896
3.500%, 2/15/10^	70,000	71,181
2.125%, 4/30/10^	1,925,000	1,911,013
4.500%, 5/15/10^	925,000	957,591
2.625%, 5/31/10	70,060,000	70,103,788
2.875%, 1/31/13^	31,425,000	30,887,350
3.120%, 4/30/13^	13,420,000	13,307,822
3.500%, 5/31/13^	48,310,000	48,668,557
3.500%, 2/15/18^	11,285,000	10,862,693
3.875%, 5/15/18^ (l)	38,880,000	38,555,002
Inflation Indexed
2.625%, 7/15/17^	12,899,394	14,247,781

		338,818,381

Total Government Securities		1,065,683,822

Health Care (0.3%)
Health Care Providers & Services (0.3%)
UnitedHealth Group, Inc.
2.981%, 6/21/10 (l)	5,900,000	5,686,762

Total Health Care		5,686,762

Industrials (0.4%)
Industrial Conglomerates (0.4%)
General Electric Co.
5.250%, 12/6/17	7,580,000	7,286,896

Total Industrials		7,286,896

Information Technology (0.5%)
Computers & Peripherals (0.4%)
Hewlett-Packard Co.
4.500%, 3/1/13	7,195,000	7,126,101

	Principal Amount	Value (Note 1)
Software (0.1%)
Oracle Corp.
6.500%, 4/15/38	$1,705,000	$1,709,225

Total Information Technology		8,835,326

Materials (0.5%)
Metals & Mining (0.5%)
Rio Tinto Finance USA Ltd.
5.870%, 7/15/13	8,740,000	8,788,454

Total Materials		8,788,454

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
6.300%, 1/15/38	6,965,000	6,580,219
Telefonica Emisiones S.A.U.
3.103%, 6/19/09 (l)	6,000,000	5,966,262
Verizon Communications, Inc.
5.350%, 2/15/11	2,260,000	2,307,586
6.400%, 2/15/38	3,455,000	3,216,170

Total Telecommunication Services		18,070,237

Utilities (1.9%)
Electric Utilities (1.6%)
Abu Dhabi National Energy Co.
5.620%, 10/25/12 §	9,625,000	9,653,394
E.ON International Finance BV
5.800%, 4/30/18 §	5,120,000	5,022,756
MidAmerican Energy Holdings Co.
6.500%, 9/15/37	2,745,000	2,772,373
Ohio Power Co.
2.968%, 4/5/10 (l)	5,550,000	5,440,571
PacifiCorp
4.300%, 9/15/08	1,550,000	1,550,390
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,492,835
6.350%, 11/30/37	1,970,000	1,917,984

		27,850,303

Gas Utilities (0.1%)
Nakilat, Inc.
6.067%, 12/31/33 §	2,700,000	2,387,961

Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.300%, 3/15/33	665,000	622,910
Veolia Environnement
6.000%, 6/1/18	1,780,000	1,775,915

		2,398,825

Total Utilities		32,637,089

Total Long-Term Debt Securities (120.4%) (Cost $2,174,207,002)		2,058,240,037

SHORT-TERM INVESTMENTS:
Commercial Paper (14.3%)
Cancara Asset Securitisation LLC
2.48%, 7/10/08 (n)(p)	28,250,000	28,230,580
Charta Corp.
2.54%, 7/29/08 (n)(p)	20,750,000	20,707,550
Ciesco LLC
2.44%, 7/14/08 (n)(p)	23,000,000	22,978,212
CRC Funding LLC
2.78%, 10/2/08 (n)(p)	26,750,000	26,557,222
Enterprise Funding Co. LLC
0.00%, 7/14/08 (n)(p)	27,250,000	27,224,058
Liberty Funding Co.
3.04%, 9/15/08 (n)(p)	21,250,000	21,112,725

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Scaldis Capital Ltd.
2.36%, 7/1/08 (n)(p)	$30,500,000	$30,498,004
Ticonderoga Funding LLC
2.38%, 7/7/08 (n)(p)	23,750,000	23,739,028
Variable Funding Capital Corp.
2.24%, 7/11/08 (n)(p)	20,250,000	20,236,140
Yorktown Capital LLC
2.40%, 7/14/08 (n)(p)	22,250,000	22,229,221

Total Commercial Paper		243,512,740

Government Securities (1.6%)
Federal Home Loan Bank
2.02%, 7/1/08 (o)(p)	13,950,000	13,949,217
Federal National Mortgage Association
2.00%, 7/1/08 (o)(p)	13,965,000	13,964,224

Total Government Securities		27,913,441

Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	5,000,000	5,000,000
Deutsche Bank Securities, Inc.,
Repurchase Agreement
2.80%, 7/1/08 (r)	99,950,721	99,950,721
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	4,000,000	4,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,000,000	3,000,000
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,999,276	1,999,276
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	5,000,000	5,000,000
2.50%, 8/14/08 (l)	11,000,000	11,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		139,949,997

Total Short-Term Investments (24.1%) (Cost/Amortized Cost $411,395,517)		411,376,178

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
IMM EURO $
December 2008@ $96.63*	276	43,125
December 2008@ $96.88*	276	210,450

		253,575

Put Options Purchased (0.2%)
IMM EURO $
December 2008@ $96.50*	1,725	2,264,063
December 2008@ $97.25*	1,725	603,750

		2,867,813

Total Options Purchased (0.2%) (Cost $2,259,405)		3,121,388

Total Investments Before Options Written and Securities Sold Short (144.7%) (Cost/Amortized Cost $2,587,861,924)		2,472,737,603

OPTIONS WRITTEN:
Call Options Written (-0.0%)
IMM EURO $
December 2008@ $93.38*	(276)	(74,175)
December 2008@ $97.13*	(276)	(131,100)

		(205,275)

	Number of Contracts(c)	Value (Note 1)
Put Options Written (-0.2%)
IMM EURO $
December 2008@ $96.75*	(1,725)	$(1,606,406)
December 2008@ $97.00*	(1,725)	(1,056,563)

		(2,662,969)

Total Options Written (-0.2%) (Premiums Received $1,989,270)		(2,868,244)

Total Investments Before Securities Sold Short (144.5%) (Cost/Amortized Cost $2,585,872,654)		2,469,869,359

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agency (-4.1%)
Federal Home Loan Mortgage Corp.
5.500%, 8/15/38 TBA
(Proceeds Received $70,215,469)	$(71,330,000)	(70,081,725)

Total Investments After Options Written and Securities Sold Short (140.4%) (Cost/Amortized Cost $2,515,657,185)		2,399,787,634
Other Assets Less Liabilities (-40.4%)		(691,341,750)

Net Assets (100%)		$1,708,445,884

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $176,884,639 or 10.35% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:
CMO	—	Collateralized Mortgage Obligation
CAD	—	Canadian Dollar
IO	—	Interest only
TBA	—	Security is subject to delayed delivery.

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Appreciation/ (Depreciation)
30 Day Treasury Notes	150	August-08	$61,328,950	$61,212,549	$(116,401)
30 Day Treasury Notes	232	September-08	94,758,468	94,607,742	(150,726)
30 Day Treasury Notes	342	November-08	139,472,232	139,179,861	(292,371)
90 Day Sterling	409	December-08	95,406,906	95,494,206	87,300
90 Day Sterling	857	June-09	201,132,559	200,243,580	(888,979)
EURODollar	302	September-08	73,290,529	73,287,850	(2,679)
EURO-BOBL	232	September-08	39,246,777	38,638,515	(608,262)
Long Gilt	126	September-08	26,458,478	26,199,082	(259,396)
U.S. 2 Year Treasury Notes	338	September-08	71,396,915	71,386,656	(10,259)
U.S. 5 Year Treasury Notes	541	September-08	59,047,905	59,810,086	762,181
U.S. 10 Year Treasury Notes	374	September-08	41,806,328	42,606,781	800,453
U.S. 10 Year Treasury Notes Swap	1	September-08	107,948	109,953	2,005

					$(677,134)

Sales
30 Day Treasury Notes	310	July-08	$126,766,833	$126,570,518	$196,315
Canadian 10 Year Bond	70	September-08	8,098,596	8,064,039	34,557
EURO-BUND	16	September-08	2,826,985	2,785,391	41,594
U.S. Treasury Bond	41	September-08	4,601,635	4,739,344	(137,709)

					$134,757

					$(542,377)

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Foreign Currency Sell Contract
Canadian Dollar, expiring 8/29/08	13,900	$13,719,316	$13,621,130	$98,186

Options written for the six months ended June 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	3,525	$3,941,753
Options Written	22,548	19,904,705
Options Terminated in Closing Purchase Transactions	(18,616)	(19,730,083)
Options Expired	(3,455)	(2,127,105)
Options Exercised	—	—

Options Outstanding—June 30, 2008	4,002	$1,989,270

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$3,121,388	$2,469,616,215	$—	$2,472,737,603
Other Investments*	1,924,405	98,186	—	2,022,591

Total	$5,045,793	$2,469,714,401	$—	$2,474,760,194

Liabilities:
Investments in Securities	$—	$70,081,725	$—	$70,081,725
Other Investments*	5,335,026	—	—	5,335,026

Total	$5,335,026	$70,081,725	$—	$75,416,751

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$43,835,880	$—
Total gains or losses (realized/unrealized) included in earnings	2,028,100	—
Purchases, sales, issuances, and settlements (net)	(8,500,000)	—
Transfers in and/or out of Level 3	(37,363,980)	—

Balance as of 6/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,396,988,367
Long-term U.S. Treasury securities	376,721,046

$5,773,709,413

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,157,269,376
Long-term U.S. Treasury securities	92,460,171

$6,249,729,547

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,626,135
Aggregate gross unrealized depreciation	(125,550,810)

Net unrealized depreciation	$(115,924,675)

Federal income tax cost of investments	$2,588,662,278

At June 30, 2008, the Portfolio had loaned securities with a total value of $241,327,473. This was secured by collateral of $139,949,997 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $106,134,279 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $6,549,439 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.9%)
Johnson Controls, Inc.	93,500	$2,681,580
TRW Automotive Holdings Corp.*	61,200	1,130,364

		3,811,944

Diversified Consumer Services (0.5%)
ITT Educational Services, Inc.*	27,100	2,239,273

Hotels, Restaurants & Leisure (0.8%)
International Game Technology	60,000	1,498,800
Royal Caribbean Cruises Ltd.^	97,200	2,184,084

		3,682,884

Media (5.2%)
News Corp., Class A	411,800	6,193,472
Time Warner Cable, Inc., Class A*	196,600	5,205,968
Time Warner, Inc.	394,000	5,831,200
Walt Disney Co.	189,400	5,909,280

		23,139,920

Specialty Retail (0.5%)
Staples, Inc.	103,900	2,467,625

Total Consumer Discretionary		35,341,646

Consumer Staples (8.4%)
Beverages (0.5%)
Coca-Cola Co.	47,700	2,479,446

Food & Staples Retailing (3.4%)
CVS Caremark Corp.	47,100	1,863,747
Safeway, Inc.	416,400	11,888,220
SYSCO Corp.	48,600	1,336,986

		15,088,953

Food Products (2.1%)
General Mills, Inc.	64,000	3,889,280
Kellogg Co.	48,600	2,333,772
Kraft Foods, Inc., Class A	106,600	3,032,770

		9,255,822

Household Products (2.4%)
Procter & Gamble Co.	177,600	10,799,856

Total Consumer Staples		37,624,077

Energy (17.5%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	12,800	1,117,952
Halliburton Co.	80,342	4,263,750
Schlumberger Ltd.^	29,400	3,158,442

		8,540,144

Oil, Gas & Consumable Fuels (15.6%)
Anadarko Petroleum Corp.	37,400	2,799,016
Chevron Corp.	143,500	14,225,155
ConocoPhillips	107,500	10,146,925
Devon Energy Corp.	22,400	2,691,584
Exxon Mobil Corp.	315,000	27,760,950
Marathon Oil Corp.	143,500	7,443,345
XTO Energy, Inc.	64,775	4,437,735

		69,504,710

Total Energy		78,044,854

Financials (23.1%)
Capital Markets (4.6%)
Goldman Sachs Group, Inc.	24,900	4,355,010
Lehman Brothers Holdings, Inc.^	95,800	1,897,798
Merrill Lynch & Co., Inc.	67,800	2,149,938
Morgan Stanley	140,800	5,078,656
TD Ameritrade Holding Corp.*^	389,000	7,037,010

		20,518,412

Commercial Banks (2.1%)
KeyCorp.	101,900	1,118,862

	Number of Shares	Value (Note 1)
Wachovia Corp.	148,600	$2,307,758
Wells Fargo & Co.	168,600	4,004,250
Zions Bancorp^	56,100	1,766,589

		9,197,459

Consumer Finance (0.6%)
Capital One Financial Corp.^	77,600	2,949,576

Diversified Financial Services (5.2%)
Bank of America Corp.	529,179	12,631,503
CIT Group, Inc.^	149,000	1,014,690
Citigroup, Inc.	568,100	9,521,356

		23,167,549

Insurance (5.7%)
Allstate Corp.	63,100	2,876,729
American International Group, Inc.	66,400	1,756,944
Assurant, Inc.	20,100	1,325,796
Genworth Financial, Inc., Class A	670,100	11,934,481
Hartford Financial Services Group, Inc.	24,800	1,601,336
Prudential Financial, Inc.	25,200	1,505,448
RenaissanceReinsurance Holdings Ltd.	22,400	1,000,608
Travelers Cos., Inc.	75,700	3,285,380

		25,286,722

Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)^	17,800	1,732,652
Apartment Investment & Management Co. (REIT)	72,711	2,476,536
Kimco Realty Corp. (REIT)	43,900	1,515,428
Liberty Property Trust (REIT)^	43,900	1,455,285

		7,179,901

Thrifts & Mortgage Finance (3.3%)
Doral Financial Corp.*^	71,000	961,340
Fannie Mae	121,100	2,362,661
Freddie Mac	536,500	8,798,600
MGIC Investment Corp.	445,400	2,721,394

		14,843,995

Total Financials		103,143,614

Health Care (11.4%)
Health Care Providers & Services (2.9%)
Aetna, Inc.	66,100	2,679,033
Cardinal Health, Inc.	43,600	2,248,888
McKesson Corp.	40,000	2,236,400
WellPoint, Inc.*	119,400	5,690,604

		12,854,925

Pharmaceuticals (8.5%)
Abbott Laboratories	154,400	8,178,568
Bristol-Myers Squibb Co.	216,600	4,446,798
Merck & Co., Inc.	292,700	11,031,863
Pfizer, Inc.	342,300	5,979,981
Schering-Plough Corp.	412,400	8,120,156

		37,757,366

Total Health Care		50,612,291

Industrials (9.0%)
Aerospace & Defense (2.2%)
Boeing Co.	39,200	2,576,224
Spirit Aerosystems Holdings, Inc., Class A*	149,100	2,859,738
United Technologies Corp.	70,800	4,368,360

		9,804,322

Industrial Conglomerates (2.7%)
General Electric Co.	382,100	10,198,249
Tyco International Ltd.	42,500	1,701,700

		11,899,949

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.9%)
Dover Corp.	44,400	$2,147,628
Joy Global, Inc.	28,900	2,191,487
Kennametal, Inc.	130,400	4,244,520

		8,583,635

Road & Rail (2.2%)
Hertz Global Holdings, Inc.*	217,300	2,086,080
Norfolk Southern Corp.	123,400	7,733,478

		9,819,558

Total Industrials		40,107,464

Information Technology (5.3%)
Communications Equipment (1.9%)
Cisco Systems, Inc.*	222,500	5,175,350
Corning, Inc.	132,800	3,061,040

		8,236,390

Electronic Equipment & Instruments (1.2%)
Avnet, Inc.*	126,800	3,459,104
Tyco Electronics Ltd.	58,400	2,091,888

		5,550,992

Semiconductors & Semiconductor Equipment (0.5%)
Xilinx, Inc.	82,700	2,088,175

Software (1.7%)
CA, Inc.	95,300	2,200,477
Microsoft Corp.	79,500	2,187,045
Symantec Corp.*	166,400	3,219,840

		7,607,362

Total Information Technology		23,482,919

Materials (3.7%)
Chemicals (1.6%)
Rohm & Haas Co.	155,600	7,226,064

Containers & Packaging (0.6%)
Pactiv Corp.*	73,400	1,558,282
Sealed Air Corp.	66,600	1,266,066

		2,824,348

Metals & Mining (0.6%)
United States Steel Corp.	13,600	2,513,008

Paper & Forest Products (0.9%)
Domtar Corp.*	714,868	3,896,031

Total Materials		16,459,451

Telecommunication Services (4.9%)
Diversified Telecommunication Services (4.9%)
Verizon Communications, Inc.	615,900	21,802,860

Total Telecommunication Services		21,802,860

Utilities (6.0%)
Electric Utilities (4.2%)
American Electric Power Co., Inc.	127,600	5,133,348
Edison International	120,100	6,170,738

	Number of Shares	Value (Note 1)
Exelon Corp.	28,000	$2,518,880
FirstEnergy Corp.	22,000	1,811,260
Sierra Pacific Resources	258,000	3,279,180

		18,913,406

Multi-Utilities (1.8%)
CMS Energy Corp.	309,900	4,617,510
Xcel Energy, Inc.^	168,300	3,377,781

		7,995,291

Total Utilities		26,908,697

Total Common Stocks (97.2%) (Cost $507,911,433)		433,527,873

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.9%)
Federal Home Loan Bank
2.02%, 7/1/08 (o)(p)	$4,287,000	4,286,759
Federal National Mortgage Association
2.00%, 7/1/08 (o)(p)	4,200,000	4,199,767

Total Government Securities		8,486,526

Short-Term Investments of Cash Collateral for Securities Loaned (3.8%)
Deutsche Bank Securities, Inc.
Repurchase Agreement
2.80%, 7/1/08 (r)	17,088,868	17,088,868

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,088,868

Total Short-Term Investments (5.7%) (Cost/Amortized Cost $25,575,868)		25,575,394

Total Investments (102.9%) (Cost/Amortized Cost $533,487,301)		459,103,267
Other Assets Less Liabilities (-2.9%)		(13,111,793)

Net Assets (100%)		$445,991,474

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$433,527,873	$25,575,394	$—	$459,103,267
Other Investments*	—	—	—	—

Total	$433,527,873	$25,575,394	$—	$459,103,267

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$246,417,373
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$261,678,408

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,452,686
Aggregate gross unrealized depreciation	(101,522,613)

Net unrealized depreciation	$(77,069,927)

Federal income tax cost of investments	$536,173,194

At June 30, 2008, the Portfolio had loaned securities with a total value of $16,599,207. This was secured by collateral of $17,088,868 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $83,600, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	3,000	$53,490
Johnson Controls, Inc.	7,300	209,364

		262,854

Automobiles (0.1%)
Ford Motor Co.*^	27,367	131,635
General Motors Corp.^	7,100	81,650
Harley-Davidson, Inc.	2,900	105,154

		318,439

Distributors (0.0%)
Genuine Parts Co.	2,000	79,360

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*^	1,700	75,242
H&R Block, Inc.	4,100	87,740

		162,982

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	5,500	181,280
Darden Restaurants, Inc.	1,800	57,492
Intercontinental Hotels Group plc (ADR)^	69,182	922,196
International Game Technology	3,800	94,924
Marriott International, Inc., Class A	3,700	97,088
McDonald’s Corp.	14,000	787,080
Starbucks Corp.*	9,200	144,808
Starwood Hotels & Resorts Worldwide, Inc.	2,300	92,161
Wendy’s International, Inc.	1,100	29,942
Wyndham Worldwide Corp.	2,200	39,402
Yum! Brands, Inc.	5,900	207,031

		2,653,404

Household Durables (0.2%)
Black & Decker Corp.	700	40,257
Centex Corp.	1,500	20,055
D.R. Horton, Inc.^	3,600	39,060
Fortune Brands, Inc.	1,900	118,579
Harman International Industries, Inc.	700	28,973
KB Home^	1,000	16,930
Leggett & Platt, Inc.	2,100	35,217
Lennar Corp., Class A^	1,800	22,212
Newell Rubbermaid, Inc.	3,500	58,765
Pulte Homes, Inc.	2,800	26,964
Snap-On, Inc.	700	36,407
Stanley Works	1,000	44,830
Whirlpool Corp.	900	55,557

		543,806

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*^	3,800	278,654
Expedia, Inc.*^	2,600	47,788
IAC/InterActiveCorp*	2,300	44,344

		370,786

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.^	3,600	51,948
Hasbro, Inc.	1,700	60,724
Mattel, Inc.	4,600	78,752

		191,424

Media (3.5%)
CBS Corp., Class B	8,300	161,767
Clear Channel Communications, Inc.	6,100	214,720
Comcast Corp., Class A	36,400	690,508
DIRECTV Group, Inc.*	8,700	225,417
E.W. Scripps Co., Class A	1,100	45,694
Gannett Co., Inc.	2,900	62,843
Interpublic Group of Cos., Inc.*^	5,900	50,740

	Number of Shares	Value (Note 1)
McGraw-Hill Cos., Inc.	4,000	$160,480
Meredith Corp.^	500	14,145
New York Times Co., Class A^	1,800	27,702
News Corp., Class A	170,100	2,558,304
Omnicom Group, Inc.	3,900	175,032
Time Warner, Inc.	43,800	648,240
Viacom, Inc., Class B*	70,750	2,160,705
Walt Disney Co.	23,500	733,200
Washington Post Co., Class B	80	46,952

		7,976,449

Multiline Retail (1.3%)
Big Lots, Inc.*^	1,100	34,364
Dillard’s, Inc., Class A^	700	8,099
Family Dollar Stores, Inc.	1,800	35,892
J.C. Penney Co., Inc.	2,700	97,983
Kohl’s Corp.*	3,800	152,152
Macy’s, Inc.	5,300	102,926
Nordstrom, Inc.^	2,200	66,660
Sears Holdings Corp.*^	900	66,294
Target Corp.	53,500	2,487,215

		3,051,585

Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	1,100	68,948
AutoNation, Inc.*^	1,800	18,036
AutoZone, Inc.*	500	60,505
Bed Bath & Beyond, Inc.*	3,300	92,730
Best Buy Co., Inc.	4,300	170,280
GameStop Corp., Class A*	2,000	80,800
Gap, Inc.	5,600	93,352
Home Depot, Inc.	20,700	484,794
Limited Brands, Inc.	3,700	62,345
Lowe’s Cos., Inc.	17,900	371,425
Office Depot, Inc.*	3,400	37,196
RadioShack Corp.	1,700	20,859
Sherwin-Williams Co.	1,200	55,116
Staples, Inc.	8,600	204,250
Tiffany & Co.	1,600	65,200
TJX Cos., Inc.	5,200	163,644

		2,049,480

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.*	4,200	121,296
Jones Apparel Group, Inc.	1,100	15,125
Liz Claiborne, Inc.	1,300	18,395
NIKE, Inc., Class B^	4,700	280,167
Polo Ralph Lauren Corp.	700	43,946
VF Corp.	1,100	78,298

		557,227

Total Consumer Discretionary		18,217,796

Consumer Staples (9.3%)
Beverages (2.5%)
Anheuser-Busch Cos., Inc.	8,800	546,656
Brown-Forman Corp., Class B	1,000	75,570
Coca-Cola Co.	24,500	1,273,510
Coca-Cola Enterprises, Inc.	3,600	62,280
Constellation Brands, Inc., Class A*	2,400	47,664
Molson Coors Brewing Co., Class B	1,700	92,361
Pepsi Bottling Group, Inc.	1,800	50,256
PepsiCo, Inc.	54,500	3,465,655

		5,613,952

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.^	5,300	371,742
CVS Caremark Corp.	65,650	2,597,771
Kroger Co.	8,200	236,734
Safeway, Inc.	5,400	154,170
SUPERVALU, Inc.	2,700	83,403
SYSCO Corp.	7,500	206,325
Wal-Mart Stores, Inc.	28,600	1,607,320

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreen Co.	12,300	$399,873
Whole Foods Market, Inc.^	1,800	42,642

		5,699,980

Food Products (0.9%)
Archer-Daniels-Midland Co.	7,900	266,625
Campbell Soup Co.	2,800	93,688
ConAgra Foods, Inc.	6,100	117,608
Dean Foods Co.*	1,700	33,354
General Mills, Inc.	4,100	249,157
H.J. Heinz Co.	3,900	186,615
Hershey Co.^	2,100	68,838
Kellogg Co.	3,100	148,862
Kraft Foods, Inc., Class A	18,800	534,860
McCormick & Co., Inc. (Non-Voting)	1,600	57,056
Sara Lee Corp.	8,700	106,575
Tyson Foods, Inc., Class A	3,600	53,784
Wm. Wrigley Jr. Co.	2,600	202,228

		2,119,250

Household Products (2.4%)
Clorox Co.	1,700	88,740
Colgate-Palmolive Co.	6,200	428,420
Kimberly-Clark Corp.	5,200	310,856
Procter & Gamble Co.	78,000	4,743,180

		5,571,196

Personal Products (0.1%)
Avon Products, Inc.	5,200	187,304
Estee Lauder Cos., Inc., Class A	1,400	65,030

		252,334

Tobacco (0.9%)
Altria Group, Inc.	25,800	530,448
Lorillard, Inc.*	2,140	148,002
Philip Morris International, Inc.	26,000	1,284,140
Reynolds American, Inc.	2,100	98,007
UST, Inc.	1,800	98,298

		2,158,895

Total Consumer Staples		21,415,607

Energy (13.7%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	36,250	3,166,075
BJ Services Co.	3,700	118,178
Cameron International Corp.*	2,700	149,445
ENSCO International, Inc.	1,800	145,332
Halliburton Co.	10,700	567,849
Nabors Industries Ltd.*^	3,400	167,382
National Oilwell Varco, Inc.*	5,100	452,472
Noble Corp.	3,300	214,368
Rowan Cos., Inc.^	1,400	65,450
Schlumberger Ltd.	14,700	1,579,221
Smith International, Inc.^	2,500	207,850
Transocean, Inc.*	3,897	593,864
Weatherford International Ltd.*^	8,400	416,556

		7,844,042

Oil, Gas & Consumable Fuels (10.3%)
Anadarko Petroleum Corp.	5,700	426,588
Apache Corp.	4,100	569,900
BP plc (ADR)	26,050	1,812,299
Cabot Oil & Gas Corp.	1,200	81,276
Chesapeake Energy Corp.	5,900	389,164
Chevron Corp.	25,500	2,527,815
ConocoPhillips	19,000	1,793,410
Consol Energy, Inc.^	2,300	258,451
Devon Energy Corp.	5,500	660,880
El Paso Corp.	8,600	186,964
EOG Resources, Inc.	3,100	406,720
Exxon Mobil Corp.	65,000	5,728,450
Hess Corp.	3,500	441,665

	Number of Shares	Value (Note 1)
Marathon Oil Corp.	55,850	$2,896,939
Massey Energy Co.	1,000	93,750
Murphy Oil Corp.	2,300	225,515
Noble Energy, Inc.	2,100	211,176
Occidental Petroleum Corp.	34,350	3,086,691
Peabody Energy Corp.	3,300	290,565
Range Resources Corp.	1,800	117,972
Southwestern Energy Co.*	4,200	199,962
Spectra Energy Corp.	7,800	224,172
Sunoco, Inc.^	1,400	56,966
Tesoro Corp.^	1,700	33,609
Valero Energy Corp.	6,500	267,670
Williams Cos., Inc.	7,200	290,232
XTO Energy, Inc.	6,275	429,900

		23,708,701

Total Energy		31,552,743

Financials (13.0%)
Capital Markets (2.5%)
American Capital Strategies Ltd.^	2,400	57,048
Ameriprise Financial, Inc.	2,700	109,809
Bank of New York Mellon Corp.	13,989	529,204
Charles Schwab Corp.	11,500	236,210
E*TRADE Financial Corp.*^	5,600	17,584
Federated Investors, Inc., Class B	1,100	37,862
Franklin Resources, Inc.	1,900	174,135
Goldman Sachs Group, Inc.	16,050	2,807,145
Janus Capital Group, Inc.	1,900	50,293
Legg Mason, Inc.	1,700	74,069
Lehman Brothers Holdings, Inc.	8,400	166,404
Merrill Lynch & Co., Inc.	11,900	377,349
Morgan Stanley^	13,500	486,945
Northern Trust Corp.	2,400	164,568
State Street Corp.	5,300	339,147
T. Rowe Price Group, Inc.	3,200	180,704

		5,808,476

Commercial Banks (2.5%)
BB&T Corp.^	6,700	152,559
Comerica, Inc.	1,900	48,697
Fifth Third Bancorp^	6,700	68,206
First Horizon National Corp.^	1,600	11,888
Huntington Bancshares, Inc./Ohio^	4,600	26,542
KeyCorp.	5,900	64,782
M&T Bank Corp.^	900	63,486
Marshall & Ilsley Corp.	3,200	49,056
National City Corp.^	9,700	46,269
PNC Financial Services Group, Inc.	4,200	239,820
Regions Financial Corp.	8,500	92,735
SunTrust Banks, Inc.	35,100	1,271,322
U.S. Bancorp	21,200	591,268
Wachovia Corp.	26,100	405,333
Wells Fargo & Co.^	103,550	2,459,312
Zions Bancorp	1,300	40,937

		5,632,212

Consumer Finance (1.0%)
American Express Co.	14,200	534,914
Capital One Financial Corp.^	41,300	1,569,813
Discover Financial Services	6,050	79,679
SLM Corp.*^	5,800	112,230

		2,296,636

Diversified Financial Services (3.1%)
Bank of America Corp.	54,800	1,308,076
CIT Group, Inc.^	3,500	23,835
Citigroup, Inc.	67,000	1,122,920
CME Group, Inc.^	650	249,073
IntercontinentalExchange, Inc.*	900	102,600
JPMorgan Chase & Co.	116,176	3,985,999
Leucadia National Corp.	2,100	98,574

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Moody’s Corp.^	2,500	$86,100
NYSE Euronext, Inc	3,200	162,112

		7,139,289

Insurance (2.9%)
ACE Ltd.	37,100	2,043,839
Aflac, Inc.	5,800	364,240
Allstate Corp.	6,800	310,012
American International Group, Inc.	33,000	873,180
Aon Corp.	3,700	169,978
Assurant, Inc.	1,200	79,152
Chubb Corp.	4,500	220,545
Cincinnati Financial Corp.	2,100	53,340
Genworth Financial, Inc., Class A	5,300	94,393
Hartford Financial Services Group, Inc.	3,800	245,366
Lincoln National Corp.	3,200	145,024
Loews Corp.	4,413	206,970
Marsh & McLennan Cos., Inc.	6,400	169,920
MBIA, Inc.^	2,500	10,975
MetLife, Inc.	8,700	459,099
Principal Financial Group, Inc.	3,200	134,304
Progressive Corp.	8,400	157,248
Prudential Financial, Inc.	5,400	322,596
Safeco Corp.	1,100	73,876
Torchmark Corp.	1,100	64,515
Travelers Cos., Inc.	7,400	321,160
Unum Group	4,300	87,935
XL Capital Ltd., Class A	2,200	45,232

		6,652,899

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT)	1,157	39,407
AvalonBay Communities, Inc. (REIT)	900	80,244
Boston Properties, Inc. (REIT)	1,500	135,330
Developers Diversified Realty Corp. (REIT)	1,500	52,065
Equity Residential (REIT)	3,300	126,291
General Growth Properties, Inc. (REIT)	3,300	115,599
HCP, Inc. (REIT)	2,900	92,249
Host Hotels & Resorts, Inc. (REIT)^	6,600	90,090
Kimco Realty Corp. (REIT)	3,200	110,464
Plum Creek Timber Co., Inc. (REIT)	2,100	89,691
ProLogis (REIT)	3,200	173,920
Public Storage (REIT)^	1,500	121,185
Simon Property Group, Inc. (REIT)^	2,800	251,692
Vornado Realty Trust (REIT)	1,700	149,600

		1,627,827

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	2,200	42,240

Thrifts & Mortgage Finance (0.3%)
Countrywide Financial Corp.^	7,300	31,025
Fannie Mae^	13,000	253,630
Freddie Mac	8,000	131,200
Hudson City Bancorp, Inc.	6,600	110,088
MGIC Investment Corp.^	1,600	9,776
Sovereign Bancorp, Inc.^	6,000	44,160
Washington Mutual, Inc.^	13,300	65,569

		645,448

Total Financials		29,845,027

Health Care (10.9%)
Biotechnology (0.9%)
Amgen, Inc.*	13,300	627,228
Biogen Idec, Inc.*^	3,600	201,204

	Number of Shares	Value (Note 1)
Celgene Corp.*	5,300	$338,511
Genzyme Corp.*	3,300	237,666
Gilead Sciences, Inc.*	11,400	603,630

		2,008,239

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	7,700	492,338
Becton, Dickinson & Co.	3,000	243,900
Boston Scientific Corp.*	16,500	202,785
C.R. Bard, Inc.	1,200	105,540
Covidien Ltd.	6,100	292,129
Hospira, Inc.*	2,000	80,220
Intuitive Surgical, Inc.*	500	134,700
Medtronic, Inc.	13,800	714,150
St. Jude Medical, Inc.*	4,200	171,696
Stryker Corp.	2,900	182,352
Varian Medical Systems, Inc.*^	1,500	77,775
Zimmer Holdings, Inc.*	2,800	190,540

		2,888,125

Health Care Providers & Services (1.1%)
Aetna, Inc.	6,000	243,180
AmerisourceBergen Corp.	2,000	79,980
Cardinal Health, Inc.	4,400	226,952
CIGNA Corp.	3,400	120,326
Coventry Health Care, Inc.*	1,900	57,798
Express Scripts, Inc.*	3,100	194,432
Humana, Inc.*	2,100	83,517
Laboratory Corp. of America Holdings*^	1,400	97,482
McKesson Corp.	3,400	190,094
Medco Health Solutions, Inc.*	6,200	292,640
Patterson Cos., Inc.*	1,600	47,024
Quest Diagnostics, Inc.	1,900	92,093
Tenet Healthcare Corp.*	6,200	34,472
UnitedHealth Group, Inc.	15,100	396,375
WellPoint, Inc.*	6,500	309,790

		2,466,155

Health Care Technology (0.0%)
IMS Health, Inc.	2,200	51,260

Life Sciences Tools & Services (0.2%)
Applera Corp.- Applied Biosystems Group	2,100	70,308
Millipore Corp.*	700	47,502
PerkinElmer, Inc.	1,500	41,775
Thermo Fisher Scientific, Inc.*	5,100	284,223
Waters Corp.*	1,200	77,400

		521,208

Pharmaceuticals (7.5%)
Abbott Laboratories	19,000	1,006,430
Allergan, Inc.	3,800	197,790
Barr Pharmaceuticals, Inc.*	1,300	58,604
Bristol-Myers Squibb Co.	24,300	498,879
Eli Lilly & Co.	12,100	558,536
Forest Laboratories, Inc.*	3,900	135,486
Johnson & Johnson	78,450	5,047,473
King Pharmaceuticals, Inc.*	3,200	33,504
Merck & Co., Inc.	26,500	998,785
Mylan, Inc.*^	3,800	45,866
Pfizer, Inc.^	82,900	1,448,263
Schering-Plough Corp.	134,150	2,641,414
Watson Pharmaceuticals, Inc.*	1,300	35,321
Wyeth	93,950	4,505,842

		17,212,193

Total Health Care		25,147,180

Industrials (9.3%)
Aerospace & Defense (1.6%)
Boeing Co.	9,200	604,624

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
General Dynamics Corp.	4,900	$412,580
Goodrich Corp.	1,500	71,190
Honeywell International, Inc.	9,100	457,548
L-3 Communications Holdings, Inc.	1,500	136,305
Lockheed Martin Corp.	4,200	414,372
Northrop Grumman Corp.	4,100	274,290
Precision Castparts Corp.	1,700	163,829
Raytheon Co.	5,200	292,656
Rockwell Collins, Inc.	2,000	95,920
United Technologies Corp.	12,000	740,400

		3,663,714

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	2,100	115,164
Expeditors International of Washington, Inc.^	2,600	111,800
FedEx Corp.	3,800	299,402
United Parcel Service, Inc., Class B^	12,600	774,522

		1,300,888

Airlines (0.0%)
Southwest Airlines Co.^	9,000	117,360

Building Products (0.5%)
Masco Corp.^	73,500	1,156,155

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*	4,400	55,528
Avery Dennison Corp.	1,300	57,109
Cintas Corp.	1,700	45,067
Equifax, Inc.	1,700	57,154
Monster Worldwide, Inc.*^	1,600	32,976
Pitney Bowes, Inc.	2,700	92,070
R.R. Donnelley & Sons Co.	2,700	80,163
Robert Half International, Inc.	2,000	47,940
Waste Management, Inc.	6,000	226,260

		694,267

Construction & Engineering (0.1%)
Fluor Corp.	1,100	204,688
Jacobs Engineering Group, Inc.*	1,500	121,050

		325,738

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	2,100	82,950
Emerson Electric Co.	9,600	474,720
Rockwell Automation, Inc.	1,800	78,714

		636,384

Industrial Conglomerates (4.1%)
3M Co.	8,700	605,433
General Electric Co.	245,094	6,541,559
Textron, Inc.	41,700	1,998,681
Tyco International Ltd.	5,900	236,236

		9,381,909

Machinery (1.2%)
Caterpillar, Inc.	7,600	561,032
Cummins, Inc.	2,500	163,800
Danaher Corp.^	3,100	239,630
Deere & Co.	5,300	382,289
Dover Corp.	2,300	111,251
Eaton Corp.	2,000	169,940
Illinois Tool Works, Inc.	4,900	232,799
Ingersoll-Rand Co., Ltd., Class A	3,883	145,341
ITT Corp.	2,200	139,326
Manitowoc Co., Inc.	1,600	52,048
PACCAR, Inc.	4,500	188,235
Pall Corp.	1,500	59,520
Parker Hannifin Corp.	2,100	149,772
Terex Corp.*	1,200	61,644

		2,656,627

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	3,600	359,604

	Number of Shares	Value (Note 1)
CSX Corp.	4,900	$307,769
Norfolk Southern Corp.	4,600	288,282
Ryder System, Inc.^	700	48,216
Union Pacific Corp.	6,400	483,200

		1,487,071

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	800	65,440

Total Industrials		21,485,553

Information Technology (13.7%)
Communications Equipment (2.6%)
Ciena Corp.*	1,100	25,487
Cisco Systems, Inc.*	183,850	4,276,351
Corning, Inc.	19,300	444,865
JDS Uniphase Corp.*	2,900	32,944
Juniper Networks, Inc.*	6,400	141,952
Motorola, Inc.	27,600	202,584
QUALCOMM, Inc.	19,800	878,526
Tellabs, Inc.*^	5,500	25,575

		6,028,284

Computers & Peripherals (3.9%)
Apple, Inc.*	10,900	1,825,096
Dell, Inc.*	25,000	547,000
EMC Corp.*	25,400	373,126
Hewlett-Packard Co.	85,300	3,771,113
International Business Machines Corp.	16,900	2,003,157
Lexmark International, Inc., Class A*	1,200	40,116
NetApp, Inc.*^	4,300	93,138
QLogic Corp.*	1,800	26,262
SanDisk Corp.*	2,900	54,230
Sun Microsystems, Inc.*	9,850	107,168
Teradata Corp.*	2,300	53,222

		8,893,628

Electronic Equipment & Instruments (0.7%)
Agilent Technologies, Inc.*	4,400	156,376
Jabil Circuit, Inc.	2,700	44,307
Molex, Inc.	1,800	43,938
Tyco Electronics Ltd.	39,250	1,405,935

		1,650,556

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,100	73,059
eBay, Inc.*	13,700	374,421
Google, Inc., Class A*	2,820	1,484,504
VeriSign, Inc.*	2,400	90,720
Yahoo!, Inc.*	16,900	349,154

		2,371,858

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	1,200	64,188
Automatic Data Processing, Inc.	6,400	268,160
Cognizant Technology Solutions Corp., Class A*	3,500	113,785
Computer Sciences Corp.*	1,900	88,996
Convergys Corp.*	1,700	25,262
Electronic Data Systems Corp.	6,200	152,768
Fidelity National Information Services, Inc.	2,100	77,511
Fiserv, Inc.*	2,000	90,740
Paychex, Inc.	4,000	125,120
Total System Services, Inc.	2,500	55,550
Unisys Corp.*	4,600	18,170
Western Union Co.	9,200	227,424

		1,307,674

Office Electronics (0.1%)
Xerox Corp.	11,100	150,516

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*^	7,600	$44,308
Altera Corp.^	3,800	78,660
Analog Devices, Inc.	3,600	114,372
Applied Materials, Inc.	16,800	320,712
Broadcom Corp., Class A*	5,500	150,095
Intel Corp.	70,500	1,514,340
KLA-Tencor Corp.	2,100	85,491
Linear Technology Corp.	2,800	91,196
LSI Corp.*	8,100	49,734
MEMC Electronic Materials, Inc.*	2,800	172,312
Microchip Technology, Inc.	2,400	73,296
Micron Technology, Inc.*	9,600	57,600
National Semiconductor Corp.	2,800	57,512
Novellus Systems, Inc.*	1,200	25,428
NVIDIA Corp.*	6,800	127,296
Teradyne, Inc.*	2,300	25,461
Texas Instruments, Inc.	108,300	3,049,728
Xilinx, Inc.	3,500	88,375

		6,125,916

Software (2.1%)
Adobe Systems, Inc.*	6,500	256,035
Autodesk, Inc.*	2,800	94,668
BMC Software, Inc.*	2,400	86,400
CA, Inc.	4,900	113,141
Citrix Systems, Inc.*	2,400	70,584
Compuware Corp.*	3,200	30,528
Electronic Arts, Inc.*	3,900	173,277
Intuit, Inc.*	4,000	110,280
Microsoft Corp.	98,600	2,712,486
Novell, Inc.*	4,600	27,094
Oracle Corp.*	48,500	1,018,500
Symantec Corp.*	10,300	199,305

		4,892,298

Total Information Technology		31,420,730

Materials (3.8%)
Chemicals (2.7%)
Air Products & Chemicals, Inc.	2,600	257,036
Ashland, Inc.	700	33,740
Dow Chemical Co.	11,500	401,465
E.I. du Pont de Nemours & Co.	90,300	3,872,967
Eastman Chemical Co.	900	61,974
Ecolab, Inc.	2,200	94,578
Hercules, Inc.	1,500	25,395
International Flavors & Fragrances, Inc.	1,000	39,060
Monsanto Co.	6,800	859,792
PPG Industries, Inc.	2,000	114,740
Praxair, Inc.	3,900	367,536
Rohm & Haas Co.	1,500	69,660
Sigma-Aldrich Corp.	1,600	86,176

		6,284,119

Construction Materials (0.1%)
Vulcan Materials Co.^	1,300	77,714

Containers & Packaging (0.1%)
Ball Corp.	1,200	57,288
Bemis Co., Inc.	1,300	29,146
Pactiv Corp.*	1,600	33,968
Sealed Air Corp.	2,000	38,020

		158,422

Metals & Mining (0.8%)
Alcoa, Inc.	10,000	356,200
Allegheny Technologies, Inc.	1,200	71,136
Freeport-McMoRan Copper & Gold, Inc.	4,700	550,793
Newmont Mining Corp.^	5,600	292,096

	Number of Shares	Value (Note 1)
Nucor Corp.	3,900	$291,213
Titanium Metals Corp.^	1,100	15,389
United States Steel Corp.	1,400	258,692

		1,835,519

Paper & Forest Products (0.1%)
International Paper Co.^	5,200	121,160
MeadWestvaco Corp.	2,100	50,064
Weyerhaeuser Co.	2,600	132,964

		304,188

Total Materials		8,659,962

Telecommunication Services (4.6%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	164,800	5,552,112
CenturyTel, Inc.	1,400	49,826
Citizens Communications Co.	4,100	46,494
Embarq Corp.	1,800	85,086
Qwest Communications International, Inc.^	18,800	73,884
Verizon Communications, Inc.	35,200	1,246,080
Windstream Corp.	5,600	69,104

		7,122,586

Wireless Telecommunication Services (1.5%)
American Tower Corp., Class A*	4,900	207,025
Sprint Nextel Corp.	34,900	331,550
Vodafone Group plc (ADR)	97,400	2,869,404

		3,407,979

Total Telecommunication Services		10,530,565

Utilities (2.4%)
Electric Utilities (1.4%)
Allegheny Energy, Inc.	2,000	100,220
American Electric Power Co., Inc.	4,900	197,127
Duke Energy Corp.	15,500	269,390
Edison International	4,000	205,520
Entergy Corp.	2,400	289,152
Exelon Corp.	8,100	728,676
FirstEnergy Corp.	3,700	304,621
FPL Group, Inc.	5,000	327,900
Pepco Holdings, Inc.	2,500	64,125
Pinnacle West Capital Corp.	1,300	40,001
PPL Corp.	4,600	240,442
Progress Energy, Inc.	3,200	133,856
Southern Co.	9,400	328,248

		3,229,278

Gas Utilities (0.1%)
Nicor, Inc.^	600	25,554
Questar Corp.	2,100	149,184

		174,738

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*^	8,400	161,364
Constellation Energy Group, Inc.	2,200	180,620
Dynegy, Inc., Class A*	6,500	55,575

		397,559

Multi-Utilities (0.7%)
Ameren Corp.	2,600	109,798
CenterPoint Energy, Inc.	4,200	67,410
CMS Energy Corp.	2,900	43,210
Consolidated Edison, Inc.^	3,300	128,997
Dominion Resources, Inc.	7,000	332,430
DTE Energy Co.	2,000	84,880
Integrys Energy Group, Inc.	900	45,747
NiSource, Inc.	3,500	62,720
PG&E Corp.	4,400	174,636
Public Service Enterprise Group, Inc.	6,200	284,766
Sempra Energy	3,100	174,995
TECO Energy, Inc.	2,600	55,874

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.^	5,300	$106,371

		1,671,834

Total Utilities		5,473,409

Total Common Stocks (88.6%) (Cost $231,102,071)		203,748,572

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (10.0%)
iShares Morningstar Large Core Index Fund	47,606	3,390,024
iShares Morningstar Large Growth Index Fund	17,070	1,125,596
iShares Morningstar Large Value Index Fund	24,647	1,628,920
iShares NYSE 100 Index Fund	16,792	1,095,174
iShares Russell 1000 Growth Index Fund	13,517	746,679
iShares Russell 1000 Index Fund^	58,839	4,148,738
iShares Russell 1000 Value Index Fund	28,386	1,960,053
iShares S&P 100 Index Fund	16,837	976,883
iShares S&P 500 Growth Index Fund	6,056	386,554
iShares S&P 500 Index Fund	41,980	5,369,662
iShares S&P 500 Value Index Fund^	34,878	2,211,265

Total Investment Companies (10.0%) (Cost $26,678,662)		23,039,548

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U. S. Treasury Bills
3.13%, 9/25/08 # (p)	$150,000	149,382

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	32,755	32,755
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	180,152	180,152
American Express Bank FSB
2.49%, 7/18/08 (l)	32,755	32,755
American Honda Finance Corp.
2.71%, 9/11/08 (l)	24,566	24,566
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	134,269	134,269
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	109,100	109,100
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	383,233	383,234
Bank of Ireland
2.13%, 12/29/08 (l)	163,771	163,771
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	284,968	284,968
Bank of Scotland plc/London
3.25%, 7/1/08	259,501	259,501
2.12%, 7/17/08 (l)	68,785	68,785
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	163,775	163,775
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	75,336	75,336
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	327,550	327,551
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	81,887	81,887

	Principal Amount	Value (Note 1)
Beta Finance, Inc.
2.13%, 2/17/09 (l)	$130,985	$130,985
2.12%, 5/11/09 (l)	196,483	196,483
Calyon/New York
2.12%, 10/14/08 (l)	442,149	442,149
2.16%, 7/2/10 (l)	163,706	163,706
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	206,356	206,356
CC USA, Inc.
2.13%, 2/12/09 (l)	114,612	114,612
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	186,703	186,703
Comerica Bank
2.12%, 8/7/08 (l)	94,981	94,981
2.74%, 1/12/09 (l)	150,699	150,699
2.50%, 3/16/09 (l)	189,970	189,970
2.52%, 6/19/09 (l)	206,376	206,376
2.53%, 6/19/09 (l)	117,912	117,912
Commerzbank AG/New York
2.60%, 7/14/08	163,775	163,775
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	81,887	81,887
Deutsche Bank AG/Singapore
3.50%, 7/1/08	80,987	80,987
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	1,637,749	1,637,750
2.80%, 7/1/08 (r)	1,167,172	1,167,173
Fifth Third Bancorp
2.49%, 8/22/08 (l)	19,653	19,653
Five Finance, Inc.
2.13%, 2/23/09 (l)	65,491	65,491
General Electric Capital Corp.
2.58%, 2/19/09 (l)	81,887	81,887
2.15%, 3/12/10 (l)	150,673	150,673
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	284,968	284,968
2.54%, 9/12/08 (l)	62,234	62,234
2.60%, 12/23/08 (l)	83,533	83,533
2.16%, 3/27/09 (l)	255,489	255,489
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	5,732,122	5,732,123
2.95%, 7/1/08 (r)	2,456,624	2,456,625
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	188,411	188,411
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	163,775	163,775
Links Finance LLC
2.12%, 6/22/09 (l)	212,854	212,854
MassMutual Global Funding II
2.15%, 3/26/10 (l)	275,142	275,142
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	114,642	114,642
2.11%, 1/23/09 (l)	114,642	114,642
2.12%, 3/13/09 (l)	36,030	36,030
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	157,224	157,224
2.17%, 6/29/09 (l)	98,265	98,265
Monumental Global Funding II
2.15%, 3/26/10 (l)	252,213	252,213
2.18%, 5/26/10 (l)	22,928	22,928
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	83,525	83,525

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
3.22%, 2/9/09 (l)	$193,621	$193,621
New York Life Global Funding
2.50%, 3/30/09 (l)	114,642	114,642
Pricoa Global Funding I
2.12%, 9/22/08 (l)	278,417	278,417
2.16%, 12/15/09 (l)	65,510	65,510
2.15%, 6/25/10 (l)	147,368	147,368
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	26,204	26,204
SLM Corp.
2.87%, 12/15/08 (l)	63,068	63,068
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	818,875	818,876
Tango Finance Corp.
2.13%, 6/25/09 (l)	216,105	216,105
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	98,265	98,265
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	65,510	65,510
2.50%, 8/14/08 (l)	65,510	65,510
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	49,132	49,132
Wells Fargo & Co.
2.62%, 8/3/09 (l)	294,794	294,794
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	19,653	19,653

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,083,911

	Principal Amount	Value (Note 1)
Time Deposit (1.2%)
JPMorgan Chase Nassau
1.49%, 7/1/08	$2,912,796	$2,912,796

Total Short Term Investments (10.4%) (Cost/Amortized Cost $24,146,119)		24,146,089

Total Investments (109.1%) (Cost/Amortized Cost $281,926,852)		250,934,209
Other Assets Less Liabilities (-9.1%)		(20,952,490)

Net Assets (100%)		$229,981,719

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

1At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized (Depreciation)
S&P 500 E-Mini Index	20	September-08	$1,373,340	$1,281,100	$(92,240)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$226,788,120	$24,146,089	$—	$250,934,209
Other Investments*	—	—	—	—

Total	$226,788,120	$24,146,089	$—	$250,934,209

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	92,240	—	—	92,240

Total	$92,240	$—	$—	$92,240

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$48,247,798
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$66,510,384

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,530,955
Aggregate gross unrealized depreciation	(46,006,202)

Net unrealized depreciation	$(31,475,247)

Federal income tax cost of investments	$282,409,456

At June 30, 2008, the Portfolio had loaned securities with a total value of $20,489,356. This was secured by collateral of $21,083,911 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $386, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $1,780 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (0.1%)
BorgWarner, Inc.	7,900	$350,602
Gentex Corp.	11,100	160,284
Goodyear Tire & Rubber Co.*	12,000	213,960
Johnson Controls, Inc.	7,000	200,760
WABCO Holdings, Inc.	5,133	238,479

		1,164,085

Automobiles (0.1%)
Harley-Davidson, Inc.	16,300	591,038
Thor Industries, Inc.^	800	17,008

		608,046

Distributors (0.0%)
LKQ Corp.*	10,500	189,735

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*^	10,500	464,730
DeVry, Inc.	4,800	257,376
H&R Block, Inc.	25,200	539,280
Hillenbrand, Inc.	4,800	102,720
ITT Educational Services, Inc.*	3,100	256,153
Strayer Education, Inc.	1,100	229,977
Weight Watchers International, Inc.	2,500	89,025

		1,939,261

Hotels, Restaurants & Leisure (5.0%)
Boyd Gaming Corp.^	4,100	51,496
Brinker International, Inc.^	7,600	143,640
Burger King Holdings, Inc.	6,200	166,098
Carnival Corp.	6,900	227,424
Chipotle Mexican Grill, Inc., Class A*	2,600	214,812
Choice Hotels International, Inc.	800	21,200
Darden Restaurants, Inc.	10,700	341,758
International Game Technology	23,800	594,524
Las Vegas Sands Corp.*^	173,598	8,235,489
Marriott International, Inc., Class A	22,800	598,272
McDonald’s Corp.	449,032	25,244,579
MGM MIRAGE*	9,057	306,942
Orient-Express Hotels Ltd., Class A	2,900	125,976
Panera Bread Co., Class A*^	1,900	87,894
Penn National Gaming, Inc.*	5,800	186,470
Scientific Games Corp., Class A*	4,700	139,214
Starbucks Corp.*	56,000	881,440
Starwood Hotels & Resorts Worldwide, Inc.	14,500	581,015
Tim Hortons, Inc.	14,300	410,267
Wendy’s International, Inc.	6,300	171,486
Wynn Resorts Ltd.	58,939	4,794,688
Yum! Brands, Inc.	36,800	1,291,312

		44,815,996

Household Durables (0.1%)
Centex Corp.
Garmin Ltd.^	9,900	424,116
Harman International Industries, Inc.	3,400	140,726
Pulte Homes, Inc.	3,800	36,594

		601,436

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*^	24,400	1,789,252
IAC/InterActiveCorp*	1,800	34,704
priceline.com, Inc.*	3,000	346,380

		2,170,336

	Number of Shares	Value (Note 1)
Leisure Equipment & Products (0.0%)
Hasbro, Inc	4,000	$142,880

Media (1.2%)
Central European Media Enterprises Ltd.*	2,800	253,484
Clear Channel Outdoor Holdings, Inc., Class A*^	2,900	51,707
Comcast Corp., Class A	63,500	1,204,595
CTC Media, Inc.*	4,100	101,106
DIRECTV Group, Inc.*	46,200	1,197,042
DISH Network Corp., Class A*	15,700	459,696
DreamWorks Animation SKG, Inc., Class A*^	6,200	184,822
Interpublic Group of Cos., Inc.*^	31,300	269,180
John Wiley & Sons, Inc., Class A	3,100	139,593
Lamar Advertising Co., Class A*^	6,200	223,386
Liberty Global, Inc., Class A*	12,200	383,446
Liberty Media Corp., Entertainment Series, Class A*	40,100	971,623
McGraw-Hill Cos., Inc.	12,400	497,488
Morningstar, Inc.*	1,300	93,639
News Corp., Class A	71,900	1,081,376
Omnicom Group, Inc.	23,000	1,032,240
Sirius Satellite Radio, Inc.*^	116,300	223,296
Time Warner Cable, Inc., Class A*	6,100	161,528
Time Warner, Inc.	30,800	455,840
Viacom, Inc., Class B*	40,800	1,246,032
Walt Disney Co.	17,100	533,520
Warner Music Group Corp.^	1,300	9,282
XM Satellite Radio Holdings, Inc., Class A*	23,400	183,456

		10,957,377

Multiline Retail (0.5%)
Big Lots, Inc.*^	6,600	206,184
Dollar Tree, Inc.*	7,000	228,830
Family Dollar Stores, Inc.	800	15,952
Kohl’s Corp.*	18,300	732,732
Nordstrom, Inc.^	14,100	427,230
Target Corp.	56,700	2,635,983

		4,246,911

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	6,600	413,688
Advance Auto Parts, Inc.	7,200	279,576
American Eagle Outfitters, Inc.	9,400	128,122
AnnTaylor Stores Corp.*	1,700	40,732
AutoZone, Inc.*	3,200	387,232
Bed Bath & Beyond, Inc.*	16,500	463,650
Best Buy Co., Inc.	26,100	1,033,560
CarMax, Inc.*^	17,000	241,230
Dick’s Sporting Goods, Inc.*^	6,600	117,084
GameStop Corp., Class A*	12,700	513,080
Gap, Inc.	18,700	311,729
Guess?, Inc.	4,700	176,015
Limited Brands, Inc.	14,500	244,325
Lowe’s Cos., Inc.	281,424	5,839,548
O’Reilly Automotive, Inc.*	2,300	51,405
PetSmart, Inc.	9,900	197,505
Ross Stores, Inc.	10,500	372,960
Sherwin-Williams Co.^	7,800	358,254
Staples, Inc.	46,300	1,099,625
Tiffany & Co.^	9,600	391,200
TJX Cos., Inc.	33,000	1,038,510
Urban Outfitters, Inc.*	8,600	268,234

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.^	1,100	$21,824

		13,989,088

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	26,600	768,208
Hanesbrands, Inc.*	7,300	198,122
NIKE, Inc., Class B^	27,500	1,639,275
Phillips-Van Heusen Corp.	3,500	128,170
Polo Ralph Lauren Corp.	4,400	276,232

		3,010,007

Total Consumer Discretionary		83,835,158

Consumer Staples (8.0%)
Beverages (1.9%)
Anheuser-Busch Cos., Inc.	30,500	1,894,660
Brown-Forman Corp., Class B	4,800	362,736
Central European Distribution Corp.*	2,900	215,035
Coca-Cola Co.	127,100	6,606,658
Hansen Natural Corp.*^	5,600	161,392
PepsiCo, Inc.	115,700	7,357,363

		16,597,844

Food & Staples Retailing (3.2%)
Costco Wholesale Corp.	33,600	2,356,704
CVS Caremark Corp.	335,400	13,271,778
Kroger Co.	22,700	655,349
SYSCO Corp.	46,700	1,284,717
Wal-Mart Stores, Inc.	140,500	7,896,100
Walgreen Co.	71,000	2,308,210
Whole Foods Market, Inc.^	10,700	253,483

		28,026,341

Food Products (0.4%)
Campbell Soup Co.	8,500	284,410
Dean Foods Co.*	8,200	160,884
General Mills, Inc.	2,200	133,694
H.J. Heinz Co.	13,500	645,975
Hershey Co.^	6,000	196,680
Kellogg Co.	11,100	533,022
McCormick & Co., Inc. (Non-Voting)	3,300	117,678
Tyson Foods, Inc., Class A	2,400	35,856
Wm. Wrigley Jr. Co.	15,900	1,236,702

		3,344,901

Household Products (1.1%)
Church & Dwight Co., Inc.^	5,200	293,020
Clorox Co.	3,300	172,260
Colgate-Palmolive Co.	39,400	2,722,540
Energizer Holdings, Inc.*	4,500	328,905
Kimberly-Clark Corp.	13,300	795,074
Procter & Gamble Co.	87,900	5,345,199

		9,656,998

Personal Products (0.2%)
Alberto-Culver Co.	1,000	26,270
Avon Products, Inc.	33,100	1,192,262
Bare Escentuals, Inc.*^	4,700	88,031
Estee Lauder Cos., Inc., Class A	7,600	353,020
Herbalife Ltd.^	5,100	197,625
NBTY, Inc.*	2,000	64,120

		1,921,328

Tobacco (1.2%)
Altria Group, Inc.	121,600	2,500,096
Lorillard, Inc.*	7,100	491,036
Philip Morris International, Inc.	163,700	8,085,143

		11,076,275

Total Consumer Staples		70,623,687

	Number of Shares	Value (Note 1)
Energy (11.9%)
Energy Equipment & Services (6.8%)
Atwood Oceanics, Inc.*	2,200	$273,548
Baker Hughes, Inc.	23,900	2,087,426
Cameron International Corp.*	16,800	929,880
Diamond Offshore Drilling, Inc.	5,300	737,442
Dresser-Rand Group, Inc.*	6,500	254,150
ENSCO International, Inc.	10,400	839,696
FMC Technologies, Inc.*	9,800	753,914
Global Industries Ltd.*	5,700	102,201
Halliburton Co.	67,700	3,592,839
Helix Energy Solutions Group, Inc.*	600	24,984
IHS, Inc., Class A*	3,400	236,640
Key Energy Services, Inc.*	1,600	31,072
Nabors Industries Ltd.*^	3,100	152,613
National Oilwell Varco, Inc.*	32,193	2,856,163
Noble Corp.	20,900	1,359,518
Oceaneering International, Inc.*	4,300	331,315
Oil States International, Inc.*	2,500	158,600
Patterson-UTI Energy, Inc.	7,400	266,696
Pride International, Inc.*	9,300	439,797
Rowan Cos., Inc.^	3,100	144,925
Schlumberger Ltd.	201,596	21,657,458
SEACOR Holdings, Inc.*	200	17,902
Smith International, Inc.^	15,600	1,296,984
Superior Energy Services, Inc.*	6,300	347,382
TETRA Technologies, Inc.*	5,800	137,518
Tidewater, Inc.^	200	13,006
Transocean, Inc.*	118,295	18,026,975
Unit Corp.*	2,800	232,316
Weatherford International Ltd.*^	52,700	2,613,393

		59,916,353

Oil, Gas & Consumable Fuels (5.1%)
Alpha Natural Resources, Inc.*	5,500	559,240
Arch Coal, Inc.^	11,200	840,336
Cabot Oil & Gas Corp.	3,500	237,055
Chesapeake Energy Corp.	16,800	1,108,128
CNX Gas Corp.*	2,000	84,080
Consol Energy, Inc.^	14,200	1,595,654
Continental Resources, Inc.*	2,300	159,436
Denbury Resources, Inc.*	19,100	697,150
El Paso Corp.	11,700	254,358
Encore Acquisition Co.*	1,000	75,190
EOG Resources, Inc.	14,500	1,902,400
Exxon Mobil Corp.	75,800	6,680,254
Foundation Coal Holdings, Inc.	3,500	310,030
Frontier Oil Corp.	8,100	193,671
Frontline Ltd.^	3,800	265,164
Hess Corp.	21,800	2,750,942
Holly Corp.	3,200	118,144
Mariner Energy, Inc.*	5,000	184,850
Massey Energy Co.	6,300	590,625
Murphy Oil Corp.	14,700	1,441,335
Noble Energy, Inc.	900	90,504
Occidental Petroleum Corp.	63,700	5,724,082
Patriot Coal Corp.*	2,080	318,843
Peabody Energy Corp.	21,100	1,857,855
PetroHawk Energy Corp.*	16,000	740,960
Petroleo Brasileiro S.A. (ADR)	143,989	10,198,741
Plains Exploration & Production Co.*	7,600	554,572
Quicksilver Resources, Inc.*	8,000	309,120
Range Resources Corp.	12,000	786,480
SandRidge Energy, Inc.*	7,200	464,976
Southwestern Energy Co.*	26,500	1,261,665
St. Mary Land & Exploration Co.	2,000	129,280

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sunoco, Inc.^	5,400	$219,726
Tesoro Corp.	3,100	61,287
W&T Offshore, Inc.	2,300	134,573
Whiting Petroleum Corp.*	3,300	350,064
Williams Cos., Inc.	45,300	1,826,043
XTO Energy, Inc.	4,275	292,880

		45,369,693

Total Energy		105,286,046

Financials (5.0%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	3,100	279,186
BlackRock, Inc.	1,000	177,000
Charles Schwab Corp.	72,500	1,489,150
E*TRADE Financial Corp.*^	5,800	18,212
Eaton Vance Corp.	7,812	310,605
Federated Investors, Inc., Class B	6,600	227,172
Franklin Resources, Inc.	6,400	586,560
GLG Partners, Inc.	3,000	23,400
Goldman Sachs Group, Inc.	69,492	12,154,151
Invesco Ltd.	3,800	91,124
Investment Technology Group, Inc.*	3,200	107,072
Janus Capital Group, Inc.	11,700	309,699
Lazard Ltd., Class A	4,000	136,600
MF Global Ltd.*^	3,800	23,978
Morgan Stanley	5,100	183,957
Northern Trust Corp.	15,400	1,055,978
SEI Investments Co.	10,400	244,608
State Street Corp.	7,977	510,448
T. Rowe Price Group, Inc.	20,100	1,135,047
TD Ameritrade Holding Corp.*	18,800	340,092
Waddell & Reed Financial, Inc., Class A	6,700	234,567

		19,638,606

Commercial Banks (0.6%)
Wells Fargo & Co.	209,617	4,978,404

Consumer Finance (0.3%)
American Express Co.	65,500	2,467,385
SLM Corp.*	32,100	621,135

		3,088,520

Diversified Financial Services (0.4%)
CME Group, Inc.^	2,712	1,039,211
IntercontinentalExchange, Inc.*	5,500	627,000
MSCI, Inc., Class A*	3,400	123,386
NASDAQ OMX Group, Inc.*	5,700	151,335
Nymex Holdings, Inc.	7,400	625,152
NYSE Euronext	12,400	628,184

		3,194,268

Insurance (0.3%)
Aflac, Inc.	36,900	2,317,320
Axis Capital Holdings Ltd.	2,700	80,487
Brown & Brown, Inc.	2,100	36,519
Erie Indemnity Co., Class A	200	9,230
Philadelphia Consolidated Holding Corp.*	1,600	54,352
Prudential Financial, Inc.	5,800	346,492
Transatlantic Holdings, Inc.	500	28,235
W.R. Berkley Corp.	600	14,496

		2,887,131

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co. (REIT)	2,117	72,105
Camden Property Trust (REIT)	2,600	115,076
Digital Realty Trust, Inc. (REIT)	3,500	143,185

	Number of Shares	Value (Note 1)
Essex Property Trust, Inc. (REIT)	400	$42,600
Federal Realty Investment Trust (REIT)^	1,300	89,700
General Growth Properties, Inc. (REIT)	9,300	325,779
HCP, Inc. (REIT)	2,200	69,982
Health Care REIT, Inc. (REIT)^	800	35,600
Kilroy Realty Corp. (REIT)	200	9,406
Macerich Co. (REIT)	5,800	360,354
Nationwide Health Properties, Inc. (REIT)	700	22,043
Plum Creek Timber Co., Inc. (REIT)	4,300	183,653
ProLogis (REIT)	102,432	5,567,179
Rayonier, Inc. (REIT)	700	29,722
Simon Property Group, Inc. (REIT)^	17,400	1,564,086
Taubman Centers, Inc. (REIT)	4,100	199,465
Ventas, Inc. (REIT)	1,800	76,626

		8,906,561

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*^	4,600	88,320
Forest City Enterprises, Inc., Class A	5,800	186,876
St. Joe Co.^	6,000	205,920

		481,116

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial^	600	22,566
Freddie Mac	46,000	754,400
Hudson City Bancorp, Inc.	14,000	233,520

		1,010,486

Total Financials		44,185,092

Health Care (8.2%)
Biotechnology (2.5%)
Abraxis Bioscience, Inc.*	425	26,971
Amylin Pharmaceuticals, Inc.*^	10,600	269,134
Biogen Idec, Inc.*^	22,500	1,257,525
BioMarin Pharmaceutical, Inc.*	7,600	237,424
Celgene Corp.*	33,800	2,158,806
Cephalon, Inc.*	5,300	353,457
Genentech, Inc.*	146,189	11,095,745
Genzyme Corp.*	20,700	1,490,814
Gilead Sciences, Inc.*	92,094	4,876,377
ImClone Systems, Inc.*	2,800	113,288
Vertex Pharmaceuticals, Inc.*	10,600	354,782

		22,234,323

Health Care Equipment & Supplies (1.9%)
Advanced Medical Optics, Inc.*^	3,500	65,590
Baxter International, Inc.	48,700	3,113,878
Beckman Coulter, Inc.	3,800	256,614
Becton, Dickinson & Co.	18,900	1,536,570
Boston Scientific Corp.*	7,500	92,175
C.R. Bard, Inc.	7,800	686,010
Dentsply International, Inc.	11,500	423,200
Edwards Lifesciences Corp.*	4,400	272,976
Gen-Probe, Inc.*	4,200	199,416
Hill-Rom Holdings, Inc.	800	21,584
Hologic, Inc.*	9,900	215,820
Hospira, Inc.*	1,800	72,198
Idexx Laboratories, Inc.*^	4,700	229,078
Intuitive Surgical, Inc.*	3,000	808,200
Inverness Medical Innovations, Inc.*	3,000	99,510
Kinetic Concepts, Inc.*	4,400	175,604
Medtronic, Inc.	87,100	4,507,425
ResMed, Inc.*	5,900	210,866

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.*	26,300	$1,075,144
Stryker Corp.	23,900	1,502,832
Varian Medical Systems, Inc.*	9,600	497,760
Zimmer Holdings, Inc.*	12,100	823,405

		16,885,855

Health Care Providers & Services (1.2%)
Aetna, Inc.	24,200	980,826
AmerisourceBergen Corp.	1,500	59,985
Cardinal Health, Inc.	20,700	1,067,706
CIGNA Corp.	3,000	106,170
Community Health Systems, Inc.*^	1,700	56,066
Coventry Health Care, Inc.*	2,400	73,008
DaVita, Inc.*	6,800	361,284
Express Scripts, Inc.*	16,300	1,022,336
Health Management Associates, Inc., Class A*	12,500	81,375
Health Net, Inc.*	400	9,624
Henry Schein, Inc.*	6,500	335,205
Humana, Inc.*	7,500	298,275
Laboratory Corp. of America Holdings*^	8,600	598,818
Lincare Holdings, Inc.*	5,300	150,520
McKesson Corp.	15,400	861,014
Medco Health Solutions, Inc.*	39,300	1,854,960
Omnicare, Inc.	600	15,732
Patterson Cos., Inc.*	10,000	293,900
Pediatrix Medical Group, Inc.*	3,100	152,613
Quest Diagnostics, Inc.	10,100	489,547
Tenet Healthcare Corp.*	21,000	116,760
UnitedHealth Group, Inc.	35,200	924,000
VCA Antech, Inc.*	6,400	177,792
WellCare Health Plans, Inc.*	3,000	108,450
WellPoint, Inc.*	4,000	190,640

		10,386,606

Health Care Technology (0.0%)
Cerner Corp.*^	5,000	225,900
HLTH Corp.*	4,100	46,412
IMS Health, Inc.	3,100	72,230

		344,542

Life Sciences Tools & Services (0.4%)
Applera Corp.- Applied Biosystems Group*	13,100	438,588
Charles River Laboratories International, Inc.*	2,400	153,408
Covance, Inc.*	4,800	412,896
Illumina, Inc.*	4,400	383,284
Invitrogen Corp.*	2,200	86,372
Millipore Corp.*	4,300	291,798
PerkinElmer, Inc.	4,100	114,185
Pharmaceutical Product Development, Inc.	8,300	356,070
Techne Corp.*	3,000	232,170
Thermo Fisher Scientific, Inc.*	11,000	613,030
Waters Corp.*	7,800	503,100

		3,584,901

Pharmaceuticals (2.2%)
Abbott Laboratories	119,800	6,345,806
Allergan, Inc.	23,700	1,233,585
APP Pharmaceuticals, Inc.*^	1,900	31,768
Barr Pharmaceuticals, Inc.*	2,500	112,700
Bristol-Myers Squibb Co.	140,200	2,878,306
Eli Lilly & Co.	7,400	341,584
Endo Pharmaceuticals Holdings, Inc.*	8,500	205,615
Forest Laboratories, Inc.*	2,100	72,954
Johnson & Johnson	57,500	3,699,550

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	47,600	$1,794,044
Mylan, Inc.*^	4,300	51,901
Perrigo Co.	6,000	190,620
Schering-Plough Corp.	125,800	2,477,002
Sepracor, Inc.*	8,400	167,328
Warner Chilcott Ltd., Class A*^	7,100	120,345
Watson Pharmaceuticals, Inc.*	4,300	116,831

		19,839,939

Total Health Care		73,276,166

Industrials (13.0%)
Aerospace & Defense (4.0%)
Alliant Techsystems, Inc.*	1,100	111,848
BE Aerospace, Inc.*	7,000	163,030
Boeing Co.	58,300	3,831,476
General Dynamics Corp.	113,220	9,533,124
Goodrich Corp.	9,700	460,362
Honeywell International, Inc.	57,500	2,891,100
L-3 Communications Holdings, Inc.	7,400	672,438
Lockheed Martin Corp.	122,453	12,081,213
Northrop Grumman Corp.	6,800	454,920
Precision Castparts Corp.	10,800	1,040,796
Raytheon Co.	11,900	669,732
Rockwell Collins, Inc.	12,600	604,296
United Technologies Corp.	43,000	2,653,100

		35,167,435

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	13,200	723,888
Expeditors International of Washington, Inc.^	16,600	713,800
United Parcel Service, Inc., Class B	53,100	3,264,057
UTi Worldwide, Inc.^	7,100	141,645

		4,843,390

Airlines (0.0%)
AMR Corp.*	9,700	49,664
Copa Holdings S.A., Class A	1,700	47,872
Delta Air Lines, Inc.*^	11,500	65,550

		163,086

Building Products (0.0%)
Lennox International, Inc.	3,600	104,256
USG Corp.*	2,900	85,753

		190,009

Commercial Services & Supplies (0.5%)
Brink’s Co.	3,100	202,802
ChoicePoint, Inc.*	4,900	236,180
Copart, Inc.*	5,200	222,664
Corporate Executive Board Co.	2,500	105,125
Corrections Corp. of America*	8,600	236,242
Covanta Holding Corp.*	9,100	242,879
Dun & Bradstreet Corp.	3,100	271,684
Equifax, Inc.	5,400	181,548
FTI Consulting, Inc.*	3,900	266,994
Manpower, Inc.	500	29,120
Monster Worldwide, Inc.*	9,500	195,795
Pitney Bowes, Inc.	14,600	497,860
Republic Services, Inc.	11,100	329,670
Robert Half International, Inc.	11,100	266,067
Stericycle, Inc.*	6,600	341,220
Waste Management, Inc.	10,800	407,268

		4,033,118

Construction & Engineering (0.5%)
Aecom Technology Corp.*	7,000	227,710
Fluor Corp.	6,900	1,283,952
Foster Wheeler Ltd.*	11,200	819,280
Jacobs Engineering Group, Inc.*	9,500	766,650

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
KBR, Inc.	10,700	$373,537
Quanta Services, Inc.*	10,400	346,008
Shaw Group, Inc.*	6,400	395,456
URS Corp.*	1,200	50,364

		4,262,957

Electrical Equipment (0.7%)
Ametek, Inc.	8,300	391,926
Cooper Industries Ltd., Class A	10,300	406,850
Emerson Electric Co.	60,600	2,996,670
First Solar, Inc.*	3,500	954,870
General Cable Corp.*	4,000	243,400
Hubbell, Inc., Class B	1,900	75,753
Rockwell Automation, Inc.	11,300	494,149
Roper Industries, Inc.	6,900	454,572
SunPower Corp., Class A*^	3,100	223,138

		6,241,328

Industrial Conglomerates (2.0%)
3M Co.	54,600	3,799,614
Carlisle Cos., Inc.^	500	14,500
McDermott International, Inc.*	196,000	12,130,440
Textron, Inc.	19,300	925,049
Tyco International Ltd.	19,400	776,776
Walter Industries, Inc.	4,100	445,957

		18,092,336

Machinery (1.9%)
AGCO Corp.*	5,200	272,532
Bucyrus International, Inc.	5,800	438,306
Caterpillar, Inc.	47,700	3,521,214
Cummins, Inc.	15,800	1,035,216
Danaher Corp.^	13,900	1,074,470
Deere & Co.	33,400	2,409,142
Donaldson Co., Inc.	6,000	267,840
Dover Corp.	12,900	623,973
Eaton Corp.	5,800	492,826
Flowserve Corp.	2,000	273,400
Graco, Inc.	4,800	182,736
Harsco Corp.	6,400	348,224
IDEX Corp.	5,800	213,672
Illinois Tool Works, Inc.	1,900	90,269
Ingersoll-Rand Co., Ltd., Class A	4,328	161,997
ITT Corp.	10,700	677,631
Joy Global, Inc.	8,400	636,972
Kennametal, Inc.	1,300	42,315
Lincoln Electric Holdings, Inc.	2,300	181,010
Manitowoc Co., Inc.	10,100	328,553
Oshkosh Corp.	4,000	82,760
PACCAR, Inc.^	28,200	1,179,606
Pall Corp.	9,500	376,960
Parker Hannifin Corp.	13,000	927,160
SPX Corp.	4,100	540,093
Timken Co.	300	9,882
Toro Co.	2,700	89,829
Valmont Industries, Inc.	1,500	156,435

		16,635,023

Marine (0.0%)
Kirby Corp.*	4,200	201,600

Road & Rail (2.8%)
Burlington Northern Santa Fe Corp.	21,800	2,177,602
Con-way, Inc.	600	28,356
CSX Corp.	31,400	1,972,234
Hertz Global Holdings, Inc.*	1,400	13,440
J.B. Hunt Transport Services, Inc.^	6,300	209,664
Kansas City Southern*	4,900	215,551
Landstar System, Inc.	4,000	220,880
Norfolk Southern Corp.	79,140	4,959,704

	Number of Shares	Value (Note 1)
Ryder System, Inc.	1,500	$103,320
Union Pacific Corp.	198,860	15,013,930

		24,914,681

Trading Companies & Distributors (0.1%)
Fastenal Co.^	10,000	431,600
GATX Corp.	400	17,732
MSC Industrial Direct Co., Class A	3,300	145,563
W.W. Grainger, Inc.	5,900	482,620
WESCO International, Inc.*	2,400	96,096

		1,173,611

Total Industrials		115,918,574

Information Technology (23.2%)
Communications Equipment (2.6%)
Brocade Communications Systems, Inc.*	4,100	33,784
Ciena Corp.*	6,500	150,605
Cisco Systems, Inc.*	458,800	10,671,688
CommScope, Inc.*	5,400	284,958
Corning, Inc.	122,200	2,816,710
EchoStar Corp., Class A*	260	8,117
F5 Networks, Inc.*	6,100	173,362
Harris Corp.	10,500	530,145
JDS Uniphase Corp.*	8,600	97,696
Juniper Networks, Inc.*	40,700	902,726
QUALCOMM, Inc.	125,600	5,572,872
Research In Motion Ltd.*	15,030	1,757,007

		22,999,670

Computers & Peripherals (6.0%)
Apple, Inc.*	150,563	25,210,269
Dell, Inc.*	140,900	3,082,892
Diebold, Inc.	4,300	152,994
EMC Corp.*	112,000	1,645,280
Hewlett-Packard Co.	191,300	8,457,373
International Business Machines Corp.	106,600	12,635,298
NCR Corp.*	11,700	294,840
NetApp, Inc.*^	26,700	578,322
SanDisk Corp.*	3,400	63,580
Seagate Technology	18,200	348,166
Teradata Corp.*	6,800	157,352
Western Digital Corp.*	17,200	593,916

		53,220,282

Electronic Equipment & Instruments (0.4%)
Agilent Technologies, Inc.*	28,100	998,674
Amphenol Corp., Class A	13,500	605,880
Arrow Electronics, Inc.*	600	18,432
Avnet, Inc.*	5,100	139,128
AVX Corp.	700	7,917
Dolby Laboratories, Inc., Class A*	3,900	157,170
Flir Systems, Inc.*	10,700	434,099
Itron, Inc.*	2,600	255,710
Jabil Circuit, Inc.	8,300	136,203
Mettler-Toledo International, Inc.*	2,700	256,122
Molex, Inc.	3,000	73,230
National Instruments Corp.	4,100	116,317
Tech Data Corp.*	600	20,334
Trimble Navigation Ltd.*	9,400	335,580

		3,554,796

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	13,100	455,749
eBay, Inc.*	86,400	2,361,312
Equinix, Inc.*	2,500	223,050
Google, Inc., Class A*	37,905	19,953,950
Sohu.com, Inc.*	2,200	154,968
VeriSign, Inc.*	15,100	570,780

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
WebMD Health Corp., Class A*^	500	$13,950
Yahoo!, Inc.*	106,900	2,208,554

		25,942,313

IT Services (5.1%)
Accenture Ltd., Class A	46,300	1,885,336
Affiliated Computer Services, Inc., Class A*	1,900	101,631
Alliance Data Systems Corp.*	6,200	350,610
Automatic Data Processing, Inc.	40,200	1,684,380
Broadridge Financial Solutions, Inc.	10,900	229,445
Cognizant Technology Solutions Corp., Class A*	22,400	728,224
DST Systems, Inc.*^	2,800	154,140
Fidelity National Information Services, Inc.	3,400	125,494
Fiserv, Inc.*	12,700	576,199
Genpact Ltd.*^	4,500	67,140
Global Payments, Inc.	6,100	284,260
Hewitt Associates, Inc., Class A*	7,600	291,308
Iron Mountain, Inc.*	13,900	369,045
Mastercard, Inc., Class A	67,535	17,931,892
Metavante Technologies, Inc.*	7,000	158,340
NeuStar, Inc., Class A*	6,000	129,360
Paychex, Inc.	25,100	785,128
SAIC, Inc.*	2,400	49,944
Total System Services, Inc.	12,726	282,772
Unisys Corp.*	15,200	60,040
Visa, Inc., Class A*	218,031	17,728,101
Western Union Co.	57,400	1,418,928

		45,391,717

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	4,900	159,936

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*^	5,900	34,397
Altera Corp.^	23,200	480,240
Analog Devices, Inc.	22,500	714,825
Applied Materials, Inc.	105,000	2,004,450
Atmel Corp.*	22,100	76,908
Broadcom Corp., Class A*	39,900	1,088,871
Cree, Inc.*^	2,900	66,149
Cypress Semiconductor Corp.*	11,400	282,150
Integrated Device Technology, Inc.*	6,000	59,640
Intel Corp.	384,000	8,248,320
International Rectifier Corp.*	1,200	23,040
Intersil Corp., Class A^	3,300	80,256
KLA-Tencor Corp.	12,400	504,804
Lam Research Corp.*	8,900	321,735
Linear Technology Corp.	17,200	560,204
LSI Corp.*	37,500	230,250
Marvell Technology Group Ltd.*	37,600	664,016
MEMC Electronic Materials, Inc.*	17,700	1,089,258
Microchip Technology, Inc.^	14,300	436,722
Micron Technology, Inc.*	7,400	44,400
National Semiconductor Corp.	18,800	386,152
Novellus Systems, Inc.*	2,300	48,737
NVIDIA Corp.*	43,050	805,896
ON Semiconductor Corp.*	30,800	282,436
Rambus, Inc.*	8,100	154,467
Silicon Laboratories, Inc.*	3,900	140,751
Teradyne, Inc.*	8,300	91,881
Texas Instruments, Inc.	102,600	2,889,216
Varian Semiconductor Equipment Associates, Inc.*	5,600	194,992

	Number of Shares	Value (Note 1)
Xilinx, Inc.	21,700	$547,925

		22,553,088

Software (3.7%)
Activision, Inc.*	23,000	783,610
Adobe Systems, Inc.*	41,300	1,626,807
Amdocs Ltd.*	6,400	188,288
ANSYS, Inc.*	6,100	287,432
Autodesk, Inc.*	17,400	588,294
BMC Software, Inc.*	14,800	532,800
CA, Inc.	14,100	325,569
Citrix Systems, Inc.*	14,300	420,563
Compuware Corp.*	11,900	113,526
Electronic Arts, Inc.*	24,700	1,097,421
FactSet Research Systems, Inc.^	3,300	185,988
Intuit, Inc.*	24,900	686,493
McAfee, Inc.*	11,200	381,136
Microsoft Corp.	622,900	17,135,979
NAVTEQ Corp.*	7,700	592,900
Novell, Inc.*	12,300	72,447
Nuance Communications, Inc.*	13,400	209,978
Oracle Corp.*	302,200	6,346,200
Red Hat, Inc.*	14,600	302,074
Salesforce.com, Inc.*	8,200	559,486
VMware, Inc., Class A*^	3,200	172,352

		32,609,343

Total Information Technology		206,431,145

Materials (6.3%)
Chemicals (5.3%)
Air Products & Chemicals, Inc.	116,800	11,546,848
Airgas, Inc.	6,400	373,696
Albemarle Corp.	7,100	283,361
Celanese Corp., Class A	10,200	465,732
CF Industries Holdings, Inc.	4,400	672,320
Chemtura Corp.	1,000	5,840
Ecolab, Inc.	13,500	580,365
FMC Corp.	2,200	170,368
Huntsman Corp.	1,400	15,960
International Flavors & Fragrances, Inc.	6,200	242,172
Intrepid Potash, Inc.*	1,500	98,670
Monsanto Co.	126,605	16,007,936
Mosaic Co.*	12,000	1,736,400
Nalco Holding Co.	10,400	219,960
PPG Industries, Inc.	1,400	80,318
Praxair, Inc.	140,700	13,259,568
Rohm & Haas Co.	8,700	404,028
Scotts Miracle-Gro Co., Class A	2,600	45,682
Sigma-Aldrich Corp.	5,300	285,458
Terra Industries, Inc.*	7,100	350,385

		46,845,067

Construction Materials (0.0%)
Eagle Materials, Inc.^	3,200	81,056
Martin Marietta Materials, Inc.^	3,000	310,770

		391,826

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,000	41,950
Ball Corp.	1,100	52,514
Crown Holdings, Inc.*	12,400	322,276
Greif, Inc., Class A	2,600	166,478
Owens-Illinois, Inc.*	3,700	154,253
Packaging Corp. of America	1,900	40,869

		778,340

Metals & Mining (0.9%)
AK Steel Holding Corp.	8,700	600,300
Alcoa, Inc.	49,100	1,748,942
Allegheny Technologies, Inc.	7,700	456,456
Carpenter Technology Corp.	200	8,730

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Century Aluminum Co.*	1,100	$73,139
Cleveland-Cliffs, Inc.	7,000	834,330
Newmont Mining Corp.^	33,900	1,768,224
Nucor Corp.	5,100	380,817
Schnitzer Steel Industries, Inc., Class A	200	22,920
Southern Copper Corp.^	5,700	607,791
Steel Dynamics, Inc.^	3,500	136,745
Titanium Metals Corp.^	1,200	16,788
United States Steel Corp.	8,700	1,607,586

		8,262,768

Total Materials		56,278,001

Telecommunication Services (2.1%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	193,624	6,523,193
Citizens Communications Co.	5,600	63,504
Embarq Corp.	5,800	274,166
Level 3 Communications, Inc.*^	120,400	355,180
Qwest Communications International, Inc.	58,000	227,940
Windstream Corp.	17,300	213,482

		7,657,465

Wireless Telecommunication Services (1.2%)
American Tower Corp., Class A*	30,800	1,301,300
China Mobile Ltd. (ADR)	121,765	8,152,167
Clearwire Corp., Class A*	4,700	60,912
Crown Castle International Corp.*	4,500	174,285
Leap Wireless International, Inc.*^	400	17,268
MetroPCS Communications, Inc.*	18,900	334,719
NII Holdings, Inc.*	13,100	622,119
SBA Communications Corp., Class A*	8,200	295,282
Telephone & Data Systems, Inc.	3,300	155,991
U.S. Cellular Corp.*	400	22,620

		11,136,663

Total Telecommunication Services		18,794,128

Utilities (1.4%)
Electric Utilities (0.7%)
Allegheny Energy, Inc.	13,000	651,430
DPL, Inc.^	700	18,466
Entergy Corp.	10,500	1,265,040
Exelon Corp.	25,500	2,293,980
PPL Corp.	28,900	1,510,603
Sierra Pacific Resources	4,800	61,008

		5,800,527

Gas Utilities (0.1%)
Energen Corp.	1,100	85,833
Equitable Resources, Inc.	10,200	704,412
Questar Corp.	5,100	362,304

		1,152,549

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*^	52,100	1,000,841
Calpine Corp.*	27,500	620,400
Constellation Energy Group, Inc.	12,700	1,042,670
Mirant Corp.*^	10,300	403,245
NRG Energy, Inc.*	6,900	296,010

		3,363,166

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.	16,100	258,405

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	39,500	$1,814,235

		2,072,640

Total Utilities		12,388,882

Total Common Stocks (88.5%) (Cost $770,502,540)		787,016,879

INVESTMENT COMPANIES:
Exchange-Traded Funds (ETFs) (9.6%)
iShares Morningstar Large Core Index Fund	9,420	670,798
iShares Morningstar Large Growth Index Fund^	457,730	30,182,716
iShares Morningstar Large Value Index Fund	63,500	4,196,715
iShares NYSE 100 Index Fund	5,000	326,100
iShares Russell 1000 Growth Index Fund	493,620	27,267,569
iShares Russell 1000 Index Fund^	17,630	1,243,091
iShares Russell 1000 Value Index Fund	59,200	4,087,760
iShares S&P 100 Index Fund	3,740	216,995
iShares S&P 500 Growth Index Fund	189,320	12,084,296
iShares S&P 500 Index Fund	12,940	1,655,155
iShares S&P 500 Value Index Fund^	51,680	3,276,512

Total Investment Companies (9.6%) (Cost $93,253,173)		85,207,707

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U. S. Treasury Bills
1.71%, 9/25/08 (p)	$300,000	298,764

Total Government Securities		298,764

Short-Term Investments of Cash Collateral for Securities Loaned (5.9%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	81,413	81,413
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	447,770	447,770
American Express Bank FSB
2.49%, 7/18/08 (l)	81,413	81,413
American Honda Finance Corp.
2.71%, 9/11/08 (l)	61,060	61,060
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	333,727	333,727
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	271,168	271,168
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	952,529	952,529
Bank of Ireland
2.13%, 12/29/08 (l)	407,054	407,054
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	708,291	708,291
Bank of Scotland plc/London
3.25%, 7/1/08	644,992	644,992
2.12%, 7/17/08 (l)	170,967	170,967
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	407,064	407,064
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	187,249	187,249
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	814,127	814,127

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	$203,532	$203,532
Beta Finance, Inc.
2.13%, 2/17/09 (l)	325,564	325,564
2.12%, 5/11/09 (l)	488,360	488,360
Calyon/New York
2.12%, 10/14/08 (l)	1,098,964	1,098,964
2.16%, 7/2/10 (l)	406,893	406,893
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	512,900	512,900
CC USA, Inc.
2.13%, 2/12/09 (l)	284,868	284,868
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	464,053	464,053
Comerica Bank
2.12%, 8/7/08 (l)	236,077	236,077
2.74%, 1/12/09 (l)	374,563	374,563
2.50%, 3/16/09 (l)	472,173	472,173
2.52%, 6/19/09 (l)	512,948	512,948
2.53%, 6/19/09 (l)	293,071	293,071
Commerzbank AG/New York
2.60%, 7/14/08	407,064	407,064
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	203,532	203,532
Deutsche Bank AG/Singapore
3.50%, 7/1/08	201,293	201,293
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	4,070,637	4,070,637
2.80%, 7/1/08 (r)	2,901,015	2,901,015
Fifth Third Bancorp
2.49%, 8/22/08 (l)	48,848	48,848
Five Finance, Inc.
2.13%, 2/23/09 (l)	162,779	162,779
General Electric Capital Corp.
2.58%, 2/19/09 (l)	203,532	203,532
2.15%, 3/12/10 (l)	374,499	374,499
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	708,291	708,291
2.54%, 9/12/08 (l)	154,684	154,684
2.60%, 12/23/08 (l)	207,622	207,622
2.16%, 3/27/09 (l)	635,019	635,019
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	14,247,228	14,247,228
2.95%, 7/1/08 (r)	6,105,955	6,105,955
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08 (l)	468,296	468,296
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	407,064	407,064
Links Finance LLC
2.12%, 6/22/09 (l)	529,050	529,050
MassMutual Global Funding II
2.15%, 3/26/10 (l)	683,867	683,867
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	284,945	284,945
2.11%, 1/23/09 (l)	284,945	284,945
2.12%, 3/13/09 (l)	89,554	89,554
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	390,781	390,781
2.17%, 6/29/09 (l)	244,238	244,238
Monumental Global Funding II
2.15%, 3/26/10 (l)	626,878	626,878
2.18%, 5/26/10 (l)	56,989	56,989
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	207,602	207,602
Morgan Stanley
3.22%, 2/9/09 (l)	481,247	481,247

	Principal Amount	Value (Note 1)
New York Life Global Funding
2.50%, 3/30/09 (l)	$284,945	$284,945
Pricoa Global Funding I
2.12%, 9/22/08 (l)	692,008	692,008
2.16%, 12/15/09 (l)	162,825	162,825
2.15%, 6/25/10 (l)	366,284	366,284
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	65,130	65,130
SLM Corp.
2.87%, 12/15/08 (l)	156,756	156,756
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	2,035,318	2,035,318
Tango Finance Corp.
2.13%, 6/25/09 (l)	537,130	537,130
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	244,238	244,238
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	162,825	162,825
2.50%, 8/14/08 (l)	162,825	162,825
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	122,119	122,119
Wells Fargo & Co.
2.62%, 8/3/09 (l)	732,715	732,715
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	48,848	48,848

Total Short-Term Investments of Cash Collateral for Securities Loaned		52,404,210

Time Deposit (1.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	15,469,728	15,469,728

Total Short-Term Investments (7.7%) (Cost/Amortized Cost $68,172,762)		68,172,702

Total Investments (105.8%) (Cost/Amortized Cost $931,928,475)		940,397,288
Other Assets Less Liabilities (-5.8%)		(51,382,688)

Net Assets (100%)		$889,014,600

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Depreciation
S&P 500 E-Mini Index	39	September-08	$2,564,469	$2,498,145	$(66,324)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$872,224,586	$68,172,702	$—	$940,397,288
Other Investments*	—	—	—	—

Total	$872,224,586	$68,172,702	$—	$940,397,288

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	66,324	—	—	66,324

Total	$66,324	$—	$—	$66,324

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$217,933,826
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$198,719,796

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,595,521
Aggregate gross unrealized depreciation	(88,525,003)

Net unrealized appreciation	$7,070,518

Federal income tax cost of investments	$933,327,742

At June 30, 2008, the Portfolio had loaned securities with a total value of $51,158,166. This was secured by collateral of $52,404,210 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $644,603,300 of which $162,840,214 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.2%)
Internet & Catalog Retail (7.5%)
Amazon.com, Inc.*^	150,100	$11,006,833
Expedia, Inc.*	33,000	606,540

		11,613,373

Leisure Equipment & Products (3.1%)
Eastman Kodak Co.^	331,000	4,776,330

Media (3.4%)
Time Warner, Inc.	357,600	5,292,480

Multiline Retail (5.2%)
J.C. Penney Co., Inc.	76,000	2,758,040
Sears Holdings Corp.*^	72,100	5,310,886

		8,068,926

Total Consumer Discretionary		29,751,109

Financials (19.6%)
Capital Markets (2.9%)
Goldman Sachs Group, Inc.	7,600	1,329,240
Merrill Lynch & Co., Inc.	100,600	3,190,026

		4,519,266

Consumer Finance (1.9%)
Capital One Financial Corp.^	78,600	2,987,586

Diversified Financial Services (7.9%)
Citigroup, Inc.	347,000	5,815,720
JPMorgan Chase & Co.	188,200	6,457,142

		12,272,862

Insurance (2.7%)
American International Group, Inc.	154,600	4,090,716

Thrifts & Mortgage Finance (4.2%)
Countrywide Financial Corp.^	451,600	1,919,300
Freddie Mac	282,700	4,636,280

		6,555,580

Total Financials		30,426,010

Health Care (12.2%)
Biotechnology (2.5%)
Amgen, Inc.*	81,100	3,824,676

Health Care Providers & Services (9.7%)
Aetna, Inc.	210,000	8,511,300
UnitedHealth Group, Inc.	248,200	6,515,250

		15,026,550

Total Health Care		18,851,226

Industrials (3.9%)
Industrial Conglomerates (3.9%)
General Electric Co.	226,300	6,039,947

Total Industrials		6,039,947

Information Technology (29.7%)
Communications Equipment (2.7%)
Cisco Systems, Inc.*	177,000	4,117,020

Computers & Peripherals (7.3%)
Hewlett-Packard Co.	132,900	5,875,509
International Business Machines Corp.	46,400	5,499,792

		11,375,301

Internet Software & Services (12.6%)
eBay, Inc.*	268,900	7,349,037
Google, Inc., Class A*	12,650	6,659,213
Yahoo!, Inc.*	269,300	5,563,738

		19,571,988

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (2.3%)
Texas Instruments, Inc.	125,300	$3,528,448

Software (4.8%)
CA, Inc.	157,400	3,634,366
Electronic Arts, Inc.*	84,100	3,736,563

		7,370,929

Total Information Technology		45,963,686

Materials (0.4%)
Metals & Mining (0.4%)
Nucor Corp.	8,200	612,294

Total Materials		612,294

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.0%)
Qwest Communications International, Inc.^	1,190,900	4,680,237

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	104,300	990,850

Total Telecommunication Services		5,671,087

Utilities (8.5%)
Independent Power Producers & Energy Traders (8.5%)
AES Corp.*^	682,600	13,112,746

Total Utilities		13,112,746

Total Common Stocks (97.2%) (Cost $197,420,917)		150,428,105

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (28.3%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$67,939	67,939
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	373,667	373,667
American Express Bank FSB
2.49%, 7/18/08 (l)	67,939	67,939
American Honda Finance Corp.
2.71%, 9/11/08 (l)	50,955	50,955
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	278,497	278,497
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	226,291	226,291
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	794,891	794,891
Bank of Ireland
2.13%, 12/29/08 (l)	339,689	339,689
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	591,073	591,073
Bank of Scotland plc/London
3.25%, 7/1/08	538,250	538,250
2.12%, 7/17/08 (l)	142,673	142,673
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	339,697	339,697
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	156,261	156,261
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	679,394	679,394
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	169,849	169,849
Beta Finance, Inc.
2.13%, 2/17/09 (l)	271,685	271,685
2.12%, 5/11/09 (l)	407,539	407,539

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Calyon/New York
2.12%, 10/14/08 (l)	$917,092	$917,092
2.16%, 7/2/10 (l)	339,554	339,554
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	428,018	428,018
CC USA, Inc.
2.13%, 2/12/09 (l)	237,724	237,724
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	387,255	387,255
Comerica Bank
2.12%, 8/7/08 (l)	197,008	197,008
2.74%, 1/12/09 (l)	312,575	312,575
2.50%, 3/16/09 (l)	394,031	394,031
2.52%, 6/19/09 (l)	428,058	428,058
2.53%, 6/19/09 (l)	244,570	244,570
Commerzbank AG/New York
2.60%, 7/14/08	339,697	339,697
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	169,849	169,849
Deutsche Bank AG/Singapore
3.50%, 7/1/08	167,980	167,980
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	3,396,969	3,396,969
2.80%, 7/1/08 (r)	2,420,913	2,420,913
Fifth Third Bancorp
2.49%, 8/22/08 (l)	40,764	40,764
Five Finance, Inc.
2.13%, 2/23/09 (l)	135,840	135,840
General Electric Capital Corp.
2.58%, 2/19/09 (l)	169,849	169,849
2.15%, 3/12/10 (l)	312,521	312,521
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	591,073	591,073
2.54%, 9/12/08 (l)	129,085	129,085
2.60%, 12/23/08 (l)	173,262	173,262
2.16%, 3/27/09 (l)	529,927	529,927
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	11,889,396	11,889,396
2.95%, 7/1/08 (r)	5,095,456	5,095,455
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	390,796	390,796
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	339,697	339,697
Links Finance LLC
2.12%, 6/22/09 (l)	441,496	441,496
MassMutual Global Funding II
2.15%, 3/26/10 (l)	570,691	570,691
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	237,788	237,788
2.11%, 1/23/09 (l)	237,788	237,788
2.12%, 3/13/09 (l)	74,733	74,733
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	326,109	326,109
2.17%, 6/29/09 (l)	203,818	203,818

	Principal Amount	Value (Note 1)
Monumental Global Funding II
2.15%, 3/26/10 (l)	$523,133	$523,133
2.18%, 5/26/10 (l)	47,558	47,558
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	173,245	173,245
Morgan Stanley
3.22%, 2/9/09 (l)	401,604	401,604
New York Life Global Funding
2.50%, 3/30/09 (l)	237,788	237,788
Pricoa Global Funding I
2.12%, 9/22/08 (l)	577,485	577,485
2.16%, 12/15/09 (l)	135,879	135,879
2.15%, 6/25/10 (l)	305,666	305,666
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	54,352	54,352
SLM Corp.
2.87%, 12/15/08 (l)	130,814	130,814
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,698,485	1,698,485
Tango Finance Corp.
2.13%, 6/25/09 (l)	448,238	448,238
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	203,818	203,818
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	135,879	135,879
2.50%, 8/14/08 (l)	135,879	135,879
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	101,909	101,909
Wells Fargo & Co.
2.62%, 8/3/09 (l)	611,455	611,455
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	40,764	40,764

Total Short-Term Investments of Cash Collateral for Securities Loaned		43,731,621

Time Deposit (3.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08	5,627,205	5,627,205

Total Short-Term Investments (31.9%) (Amortized Cost $49,358,826)		49,358,826

Total Investments (129.1%) (Cost/Amortized Cost $246,779,743)		199,786,931
Other Assets Less Liabilities (-29.1%)		(45,002,504)

Net Assets (100%)		$154,784,427

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$150,428,105	$49,358,826	$—	$199,786,931
Other Investments*	—	—	—	—

Total	$150,428,105	$49,358,826	$—	$199,786,931

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$39,242,420
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,569,576

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,842,016
Aggregate gross unrealized depreciation	(56,206,635)

Net unrealized depreciation	$(47,364,619)

Federal income tax cost of investments	$247,151,550

At June 30, 2008, the Portfolio had loaned securities with a total value of $42,310,460. This was secured by collateral of $43,731,621 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,323, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.9%)
Asset-Backed Securities (7.5%)
Accredited Mortgage Loan Trust,
Series 07-1 A1
2.533%, 2/25/37 (b)(l)	$4,497,874	$4,403,271
ACE Securities Corp.,
Series 06-NC3 A2A
2.533%, 12/25/36 (b)(l)	3,474,401	3,330,600
Bear Stearns Asset Backed Securities Trust,
Series 06-HE10 21A1
2.553%, 12/25/36 (b)(l)	2,688,009	2,471,214
BNC Mortgage Loan Trust,
Series 07-3 A2
2.543%, 7/25/37 (b)(l)	5,404,097	5,140,841
Carrington Mortgage Loan Trust,
Series 06-NC5 A1
2.533%, 1/25/37 (b)(l)	3,057,369	2,958,548
Series 07-RFC1 A1
2.533%, 12/25/36 (b)(l)	4,240,363	4,135,606
Chase Issuance Trust,
Series 05-A12 A
2.481%, 2/15/11 (l)	9,600,000	9,585,282
Countrywide Asset-Backed Certificates,
Series 06-19 2A1
2.543%, 3/25/37 (b)(l)	677,977	665,075
Series 06-22 2A1
2.533%, 5/25/47 (b)(l)	2,766,136	2,697,943
Series 06-25 2A1
2.553%, 6/25/37 (b)(l)	3,947,308	3,880,289
Series 06-26 2A1
2.563%, 6/25/37 (b)(l)	2,389,803	2,349,512
Series 07-6 2A1
2.583%, 9/25/37 (b)(l)	4,862,766	4,582,326
Series 07-7 2A1
2.563%, 10/25/37 (b)(l)	4,339,862	4,218,155
Ford Credit Auto Owner Trust,
Series 06-A A3
5.050%, 3/15/10	5,383,672	5,415,648
Honda Auto Receivables Owner Trust,
Series 06-2 A3
5.300%, 7/21/10	4,152,545	4,190,013
Series 07-2 A2
5.410%, 11/23/09	3,770,073	3,792,533
Morgan Stanley ABS Capital I,
Series 06-HE8 A2A
2.533%, 10/25/36 (b)(l)	2,369,827	2,287,065
Series 07-HE4 A2A
2.593%, 2/25/37 (b)(l)	6,157,647	6,031,506
Series 07-NC1 A2A
2.533%, 11/25/36 (l)	2,955,449	2,897,728
Nationstar Home Equity Loan Trust,
Series 06-B AV1
2.553%, 9/25/36 (b)(l)	524,179	520,062
Option One Mortgage Loan Trust,
Series 07-5 2A1
2.573%, 5/25/37 (b)(l)	4,814,005	4,753,635
Residential Asset Mortgage Products, Inc.,
Series 06-EFC2 A1
2.543%, 12/25/36 (b)(l)	1,764,522	1,713,547
SLM Student Loan Trust,
Series 08-5 A1
3.697%, 10/25/13 (l)	13,590,000	13,630,349
Structured Asset Securities Corp.,
Series 06-BC6 A2
2.563%, 1/25/37 (b)(l)	3,309,589	3,146,550
Series 07-WF2 A2
3.183%, 8/25/37 (l)	6,881,482	6,575,043

	Principal Amount	Value (Note 1)
World Omni Auto Receivable Trust,
Series 06-A A3
5.010%, 10/15/10	$2,572,596	$2,587,275

		107,959,616

Non-Agency CMO (12.4%)
American Home Mortgage Assets,
Series 06-6 A1A
2.673%, 12/25/46 (l)	2,970,014	2,049,725
Banc of America Commercial Mortgage, Inc.,
Series 07-2 A4
5.867%, 4/10/49 (l)	6,100,000	5,799,635
Bear Stearns Adjustable Rate Mortgage Trust,
Series 04-8 14A1
5.484%, 11/25/34 (l)	3,284,539	3,118,231
Bear Stearns Commercial Mortgage Securities,
Series 07-PW17 A4
5.694%, 6/11/50 (l)	5,175,000	4,877,239
Series 07-PW18 A4
5.700%, 6/11/50	1,790,000	1,685,668
Citigroup Commercial Mortgage Trust,
Series 06-C4 A3
5.915%, 3/15/49 (l)	5,000,000	4,877,208
Series 06-C5 A4
5.431%, 10/15/49	1,415,000	1,341,207
Series 08-C7 A4
6.299%, 12/10/49 (l)	3,925,000	3,833,358
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 07-CD5 A4
5.886%, 11/15/44 (l)	7,100,000	6,777,507
Commercial Mortgage Loan Trust,
Series 08-LS1 A4B
6.221%, 12/10/49 (l)	7,210,000	6,999,475
Countrywide Alternative Loan Trust,
Series 05-64CB 1A15
5.500%, 12/25/35	4,500,000	3,624,195
Series 06-OA21 A1
2.672%, 3/20/47 (l)	3,810,372	2,672,907
Series 06-OC8 2A1A
2.573%, 11/25/36 (l)	3,026,552	2,846,593
Series 06-OC10 2A1
2.573%, 11/25/36 (l)	2,460,309	2,180,150
Series 06-OC11 2A1
2.583%, 1/25/37 (l)	3,305,651	2,992,360
CW Capital Cobalt Ltd.,
Series 07-C3 A4
6.015%, 5/15/46 (l)	4,050,000	3,873,255
Deutsche ALT-A Securities, Inc.,
Alternate Loan Trust,
Series 06-OA1 A1
2.683%, 2/25/47 (l)	3,231,860	2,326,173
GSR Mortgage Loan Trust,
Series 06-OA1 2A1
2.673%, 8/25/46 (l)	4,307,381	3,104,365
Harborview Mortgage Loan Trust,
Series 06-9 2A1A
2.693%, 11/19/36 (l)	2,772,903	1,953,620
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 04-CB8 A1A
4.158%, 1/12/39 §	6,158,467	5,799,611
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A2
6.300%, 10/15/35	6,832,687	6,844,981
LB-UBS Comercial Mortgage Trust,
Series 05-C3 A5
4.739%, 7/15/30^	10,165,000	9,528,064

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 07-C1 A4
5.424%, 2/15/40	$2,570,000	$2,390,617
Series 07-C1 AM
5.455%, 2/15/40	1,600,000	1,424,334
Series 07-C2 A3
5.430%, 2/15/40	2,255,000	2,096,647
Series 07-C7 A3
5.866%, 9/15/45 (l)	6,820,000	6,506,264
Series 08-C1 A2
6.317%, 4/15/41 (l)	2,710,000	2,642,524
Morgan Stanley Capital I,
Series 07-HQ11 A4
5.447%, 2/12/44 (l)	8,300,000	7,708,546
Series 07-IQ13 A4
5.364%, 3/15/44	10,320,000	9,540,766
Series 07-IQ15 A4
6.077%, 6/11/49 (l)	7,675,000	7,385,285
Series 07-IQ16 A4
5.809%, 12/12/49	1,977,500	1,877,363
Residential Accredit Loans, Inc.,
Series 07-QO2 A1
2.633%, 2/25/47 (l)	2,298,872	1,638,850
Structured Asset Securities Corp.,
Series 05-5 2A4
5.500%, 4/25/35	9,800,000	9,012,833
TIAA Seasoned Commercial Mortgage Trust,
Series 07-C4 A3
6.094%, 8/15/39 (l)	10,380,000	10,168,949
Wachovia Bank Commercial Mortgage Trust,
Series 04-C15 A4
4.803%, 10/15/41	7,975,000	7,555,141
Series 05-C22 A4
5.440%, 12/15/44 (l)	3,525,000	3,402,199
Series 06-C25 A4
5.928%, 5/15/43 (l)	3,925,000	3,829,699
Series 07-C32 A3
5.929%, 6/15/49 (l)	6,175,000	5,859,181
Series 07-C33 A4
6.100%, 2/15/51^ (l)	3,100,000	2,991,542
Wells Fargo Mortgage Backed Securities Trust,
Series 07-8 2A2
6.000%, 7/25/37	5,660,000	5,008,185

		180,144,452

Total Asset-Backed and Mortgage-Backed Securities		288,104,068

Consumer Discretionary (3.4%)
Media (3.2%)
Comcast Corp.
7.050%, 3/15/33	3,500,000	3,555,913
6.950%, 8/15/37	5,175,000	5,090,073
COX Communications, Inc.
6.950%, 6/1/38^§	3,750,000	3,666,724
Historic TW, Inc.
6.625%, 5/15/29	8,500,000	7,734,796
News America Holdings, Inc.
7.700%, 10/30/25^	3,500,000	3,801,066
News America, Inc.
6.400%, 12/15/35	4,975,000	4,707,932
6.650%, 11/15/37	2,750,000	2,685,191
TCI Communications, Inc.
7.875%, 2/15/26	4,000,000	4,342,212
Time Warner Cable, Inc.
7.300%, 7/1/38	10,475,000	10,410,589

		45,994,496

	Principal Amount	Value (Note 1)
Multiline Retail (0.2%)
Target Corp.
7.000%, 1/15/38	$3,000,000	$3,075,882

Total Consumer Discretionary		49,070,378

Consumer Staples (2.7%)
Food & Staples Retailing (1.6%)
CVS Caremark Corp.
6.250%, 6/1/27	6,880,000	6,737,742
Tesco plc
6.150%, 11/15/37 §	5,150,000	4,773,514
Wal-Mart Stores, Inc.
5.250%, 9/1/35	1,900,000	1,650,747
6.500%, 8/15/37	6,575,000	6,766,681
6.200%, 4/15/38	3,900,000	3,831,961

		23,760,645

Food Products (0.6%)
Kraft Foods, Inc.
7.000%, 8/11/37	4,370,000	4,326,693
6.875%, 2/1/38	4,000,000	3,888,820

		8,215,513

Household Products (0.3%)
Kimberly Clark Corp.
6.625%, 8/1/37	2,475,000	2,650,733
Proctor & Gamble Co.
5.550%, 3/5/37	1,200,000	1,153,352

		3,804,085

Tobacco (0.2%)
Philip Morris International, Inc.
6.375%, 5/16/38	2,625,000	2,558,128

Total Consumer Staples		38,338,371

Energy (3.9%)
Energy Equipment & Services (0.5%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,479,966
Transocean, Inc.
6.800%, 3/15/38	3,600,000	3,681,839

		7,161,805

Oil, Gas & Consumable Fuels (3.4%)
Anadarko Finance Co.,
Series B
7.500%, 5/1/31	2,750,000	2,947,832
Anadarko Petroleum Corp.
6.450%, 9/15/36	6,500,000	6,416,072
Burlington Resources Finance Co.
7.400%, 12/1/31	2,475,000	2,862,818
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,200,000	1,125,811
6.750%, 2/1/39^	3,725,000	3,732,890
Conoco Funding Co.
7.250%, 10/15/31	425,000	486,450
ConocoPhillips Canada Funding Co.
5.950%, 10/15/36	1,920,000	1,911,980
ConocoPhillips Holding Co.
6.950%, 4/15/29	1,800,000	1,974,146
Devon Energy Corp.
7.950%, 4/15/32	3,450,000	4,093,497
EnCana Corp.
6.500%, 8/15/34	1,445,000	1,417,646
6.625%, 8/15/37	2,000,000	1,995,194
6.500%, 2/1/38	1,050,000	1,038,638
Nexen, Inc.
6.400%, 5/15/37	1,625,000	1,538,610
Petro Canada
6.800%, 5/15/38	6,675,000	6,538,216

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Suncor Energy, Inc.
6.500%, 6/15/38	$1,100,000	$1,067,119
Valero Energy Corp.
6.625%, 6/15/37	1,295,000	1,187,318
XTO Energy, Inc.
6.750%, 8/1/37	6,065,000	6,149,995
6.375%, 6/15/38	3,450,000	3,297,182

		49,781,414

Total Energy		56,943,219

Financials (15.7%)
Capital Markets (2.4%)
Goldman Sachs Group, Inc.
6.750%, 10/1/37	10,725,000	9,810,651
Lehman Brothers Holdings, Inc.
4.476%, 9/15/22 (l)	1,550,000	1,501,800
7.000%, 9/27/27	3,150,000	2,912,509
6.875%, 7/17/37	7,330,000	6,309,649
Morgan Stanley
5.550%, 4/27/17	4,500,000	4,024,786
5.950%, 12/28/17	6,600,000	5,991,513
6.250%, 8/9/26	4,500,000	3,959,091

		34,509,999

Commercial Banks (3.5%)
Barclays Bank plc
5.926%, 9/29/49 §(l)	1,880,000	1,602,771
7.434%, 9/29/49 §(l)	4,950,000	4,642,986
Depfa ACS Bank
5.125%, 3/16/37 §	9,625,000	9,142,114
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	5,075,930
FleetBoston Financial Corp.
6.875%, 1/15/28	750,000	784,946
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,033,037
6.500%, 5/2/36	2,500,000	2,324,420
RBS Capital Trust IV
3.601%, 9/29/49 (l)	1,250,000	989,220
Royal Bank of Scotland Group plc
6.990%, 10/29/49 §(l)	3,250,000	2,925,091
UBS AG/Connecticut
5.875%, 12/20/17	5,775,000	5,617,631
UBS/New York
7.750%, 9/1/26	2,000,000	2,103,586
Wachovia Bank N.A./North Carolina
6.600%, 1/15/38	10,650,000	9,280,304
Wachovia Corp.
7.980%, 2/28/49 (l)	5,625,000	5,166,000

		50,688,036

Consumer Finance (0.3%)
SLM Corp.
3.120%, 1/26/09 (l)	2,365,000	2,328,163
3.220%, 1/27/14 (l)	1,575,000	1,324,589

		3,652,752

Diversified Financial Services (6.3%)
Bank of America Corp.
6.000%, 9/1/17	2,935,000	2,827,908
5.750%, 12/1/17	12,345,000	11,593,387
8.000%, 12/29/49^ (l)	4,900,000	4,590,663
8.125%, 12/29/49^ (l)	5,000,000	4,726,300
Bank of America N.A.
5.300%, 3/15/17	5,275,000	4,842,181
6.100%, 6/15/17	3,650,000	3,531,349
General Electric Capital Corp.
6.150%, 8/7/37	15,000,000	14,075,670
5.875%, 1/14/38	20,325,000	18,419,897

	Principal Amount	Value (Note 1)
J.P. Morgan Chase & Co.
7.900%, 4/29/49 (l)	$7,350,000	$6,891,654
JP Morgan Chase Capital XXII
6.450%, 2/2/37	925,000	792,849
JP Morgan Chase Capital XXV
6.800%, 10/1/37	13,340,000	11,973,784
TIAA Global Markets, Inc.
5.125%, 10/10/12 §	5,000,000	5,088,170
ZFS Finance USA Trust I
6.500%, 5/9/37 §(l)	2,775,000	2,422,037

		91,775,849

Insurance (3.2%)
Allstate Corp.
6.500%, 5/15/57^ (l)	8,575,000	7,492,183
American International Group, Inc.
8.175%, 5/15/58^§(l)	5,860,000	5,514,899
Chubb Corp.
6.000%, 5/11/37	3,275,000	2,979,732
6.500%, 5/15/38	3,800,000	3,631,257
Lincoln National Corp.
6.300%, 10/9/37	1,250,000	1,173,914
6.050%, 4/20/67 (l)	4,420,000	3,726,803
MetLife, Inc.
5.700%, 6/15/35	4,000,000	3,527,004
6.400%, 12/15/36	4,115,000	3,592,885
Progressive Corp.
6.700%, 6/15/37 (l)	1,600,000	1,402,998
Prudential Financial, Inc.
5.900%, 3/17/36	3,000,000	2,641,254
5.700%, 12/14/36^	1,125,000	954,025
6.625%, 12/1/37	4,280,000	4,040,123
Travelers Cos., Inc.
6.250%, 3/15/37 (l)	3,950,000	3,393,611
6.250%, 6/15/37	2,450,000	2,277,407

		46,348,095

Total Financials		226,974,731

Government Securities (44.5%)
Agency CMO (2.9%)
Federal Home Loan Mortgage Corp.
5.029%, 1/15/33 (l)	1,585,000	254,654
4.729%, 8/15/35 (l)	1,441,484	166,946
5.500%, 12/15/35	5,430,000	5,262,453
5.000%, 1/15/36	15,458,129	13,531,213
4.629%, 8/15/36 (l)	7,849,979	881,208
5.500%, 7/15/37	6,456,260	6,243,762
Federal National Mortgage Association
5.500%, 6/25/18	487,609	487,599
5.500%, 5/25/35	13,212,000	12,947,683
5.000%, 7/1/36 IO	8,977,090	2,173,807

		41,949,325

Foreign Governments (0.1%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,306,112

U.S. Government Agencies (4.0%)
Federal Farm Credit Bank
6.890%, 9/12/25 (o)	10,750,000	12,846,734
Federal National Mortgage Association
5.000%, 2/1/36	14,653,271	14,094,901
6.000%, 7/1/37	13,422,020	13,557,320
6.000%, 2/1/38	16,904,271	17,074,674
6.000%, 3/1/38	389,880	393,771

		57,967,400

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (37.5%)
U.S. Treasury Notes
3.870%, 5/15/18	$6,750,000	$6,693,577
U.S. Treasury Bonds
8.750%, 8/15/20^	19,880,000	28,013,723
7.250%, 8/15/22^	13,920,000	17,935,057
6.250%, 8/15/23	173,445,000	206,358,964
6.625%, 2/15/27^	11,595,000	14,533,614
5.000%, 5/15/37^	13,315,000	14,309,471
4.375%, 2/15/38^	182,755,000	178,129,105
U.S. Treasury Bonds Inflation Indexed
2.375%, 1/15/27^	11,479,446	12,034,580
1.750%, 1/15/28	6,762,360	6,433,750
U.S. Treasury STRIPS
0.000%, 8/15/21^ IO	23,525,000	12,770,946
0.000%, 11/15/27^ PO	115,925,000	46,337,541

		543,550,328

Total Government Securities		644,773,165

Health Care (3.8%)
Health Care Equipment & Supplies (0.5%)
Covidien International Finance S.A.
6.550%, 10/15/37	7,450,000	7,514,144

Health Care Providers & Services (0.1%)
UnitedHealth Group, Inc.
5.800%, 3/15/36	2,225,000	1,841,615

Pharmaceuticals (3.2%)
Abbott Laboratories
6.150%, 11/30/37	5,200,000	5,213,733
Bristol-Myers Squibb Co.
5.875%, 11/15/36	3,660,000	3,414,227
6.125%, 5/1/38	3,650,000	3,540,318
Eli Lilly & Co.
5.550%, 3/15/37	5,385,000	5,077,716
GlaxoSmithKline Capital, Inc.
6.370%, 5/15/38	6,425,000	6,377,661
Schering-Plough Corp.
6.550%, 9/15/37	6,700,000	6,543,361
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	5,625,000	5,385,442
Wyeth
6.000%, 2/15/36	7,330,000	7,108,502
5.950%, 4/1/37	3,225,000	3,112,889

		45,773,849

Total Health Care		55,129,608

Industrials (1.6%)
Aerospace & Defense (0.7%)
Honeywell International, Inc.
6.625%, 6/15/28	1,020,000	1,081,267
5.700%, 3/15/37	2,010,000	1,893,722
United Technologies Corp.
6.700%, 8/1/28	1,725,000	1,835,497
6.050%, 6/1/36	1,300,000	1,287,945
6.125%, 7/15/38	4,500,000	4,520,317

		10,618,748

Air Freight & Logistics (0.9%)
United Parcel Service, Inc.
6.200%, 1/15/38	13,000,000	13,176,605

Total Industrials		23,795,353

Information Technology (1.7%)
Computers & Peripherals (0.8%)
International Business Machines Corp.
5.700%, 9/14/17	10,850,000	11,011,828

	Principal Amount	Value (Note 1)
Software (0.9%)
Oracle Corp.
5.750%, 4/15/18	$8,575,000	$8,567,668
6.500%, 4/15/38	4,250,000	4,260,532

		12,828,200

Total Information Technology		23,840,028

Materials (0.8%)
Chemicals (0.3%)
Monsanto Co.
5.125%, 4/15/18	4,675,000	4,584,843

Metals & Mining (0.5%)
Alcoa, Inc.
5.870%, 2/23/22	1,425,000	1,303,527
Teck Cominco Ltd.
6.125%, 10/1/35	3,500,000	3,078,205
Xstrata Canada Corp.
6.200%, 6/15/35	3,500,000	3,081,095

		7,462,827

Total Materials		12,047,670

Telecommunication Services (4.8%)
Diversified Telecommunication Services (4.1%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,444,009
AT&T, Inc.
6.800%, 5/15/36	3,025,000	3,031,065
6.500%, 9/1/37	11,875,000	11,492,851
6.300%, 1/15/38	6,925,000	6,542,428
6.400%, 5/15/38	5,375,000	5,145,391
British Telecommunications plc
9.125%, 12/15/30	1,725,000	2,073,597
Embarq Corp.
7.995%, 6/1/36	3,100,000	2,932,544
Sprint Capital Corp.
6.875%, 11/15/28	2,000,000	1,665,000
Telecom Italia Capital S.A.
6.000%, 9/30/34^	4,500,000	3,851,167
Telefonica Emisiones S.A.U.
7.045%, 6/20/36	4,500,000	4,618,125
Verizon Communications, Inc.
6.250%, 4/1/37^	4,600,000	4,236,830
6.400%, 2/15/38	7,000,000	6,516,118
Verizon Global Funding Corp.
7.750%, 12/1/30	3,500,000	3,759,984

		59,309,109

Wireless Telecommunication Services (0.7%)
Vodafone Group plc
7.875%, 2/15/30	2,500,000	2,746,620
6.150%, 2/27/37	7,525,000	6,881,740

		9,628,360

Total Telecommunication Services		68,937,469

Utilities (4.5%)
Electric Utilities (4.2%)
Duke Energy Carolinas LLC
6.100%, 6/1/37	1,085,000	1,030,957
6.000%, 1/15/38	2,800,000	2,730,767
E.ON International Finance BV
6.650%, 4/30/38 §	5,775,000	5,749,781
EDP Finance B.V.
6.000%, 2/2/18 §	3,575,000	3,559,878
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,283,470
5.950%, 2/1/38	6,000,000	5,931,336
Florida Power Corp.
6.350%, 9/15/37	4,750,000	4,823,753
6.400%, 6/15/38	4,575,000	4,646,635

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
MidAmerican Energy Co.
5.800%, 10/15/36	$1,550,000	$1,441,743
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	3,950,000	3,705,653
6.500%, 9/15/37	5,625,000	5,681,093
PacifiCorp
6.250%, 10/15/37	1,800,000	1,779,995
Public Service Co. of Colorado
6.250%, 9/1/37	3,550,000	3,605,724
Southern California Edison Co.
5.350%, 7/15/35	2,125,000	1,932,615
5.625%, 2/1/36	1,750,000	1,654,531
5.950%, 2/1/38	3,650,000	3,608,230
Tampa Electric Co.
6.150%, 5/15/37	1,825,000	1,696,704
Toledo Edison Co.
6.150%, 5/15/37	1,475,000	1,279,217
Virginia Electric & Power Co.
6.000%, 5/15/37	3,700,000	3,444,978

		60,587,060

Multi-Utilities (0.3%)
Dominion Resources, Inc.
5.950%, 6/15/35	2,000,000	1,794,990
Energy East Corp.
6.750%, 7/15/36	3,500,000	3,338,286

		5,133,276

Total Utilities		65,720,336

Total Long-Term Debt Securities (107.3%) (Cost $1,583,700,281)		1,553,674,396

	Number of Shares
PREFERRED STOCKS:
Financials (0.6%)
Commercial Banks (0.2%)
Wachovia Corp.
8.000%^	135,000	3,026,700

Diversified Financial Services (0.2%)
Citigroup, Inc.,
Series AA
8.125%^	89,500	2,004,800

Thrifts & Mortgage Finance (0.2%)
Fannie Mae
8.250%^	144,600	3,318,570

Total Preferred Stocks (0.6%) (Cost $9,227,500)		8,350,070

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.8%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$355,382	355,382
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	1,954,602	1,954,602
American Express Bank FSB
2.49%, 7/18/08 (l)	355,382	355,382
American Honda Finance Corp.
2.71%, 9/11/08 (l)	266,537	266,537
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,456,781	1,456,781
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,183,699	1,183,699
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	4,157,972	4,157,972

	Principal Amount	Value (Note 1)
Bank of Ireland
2.13%, 12/29/08 (l)	$1,776,869	$1,776,869
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	3,091,826	3,091,826
Bank of Scotland plc/London
3.25%, 7/1/08	2,815,516	2,815,516
2.12%, 7/17/08 (l)	746,303	746,303
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	1,776,911	1,776,911
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	817,379	817,379
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	3,553,822	3,553,822
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	888,456	888,456
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,421,148	1,421,148
2.12%, 5/11/09 (l)	2,131,786	2,131,786
Calyon/New York
2.12%, 10/14/08 (l)	4,797,191	4,797,191
2.16%, 7/2/10 (l)	1,776,165	1,776,165
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	2,238,908	2,238,908
CC USA, Inc.
2.13%, 2/12/09 (l)	1,243,503	1,243,503
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,025,679	2,025,679
Comerica Bank
2.12%, 8/7/08 (l)	1,030,521	1,030,521
2.74%, 1/12/09 (l)	1,635,039	1,635,039
2.50%, 3/16/09 (l)	2,061,124	2,061,124
2.52%, 6/19/09 (l)	2,239,117	2,239,117
2.53%, 6/19/09 (l)	1,279,312	1,279,312
Commerzbank AG/New York
2.60%, 7/14/08	1,776,911	1,776,911
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	888,456	888,456
Deutsche Bank AG/Singapore
3.50%, 7/1/08	878,683	878,683
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	17,769,112	17,769,112
2.80%, 7/1/08 (r)	12,663,488	12,663,488
Fifth Third Bancorp
2.49%, 8/22/08 (l)	213,229	213,229
Five Finance, Inc.
2.13%, 2/23/09 (l)	710,560	710,560
General Electric Capital Corp.
2.58%, 2/19/09 (l)	888,456	888,456
2.15%, 3/12/10 (l)	1,634,758	1,634,758
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	3,091,826	3,091,826
2.54%, 9/12/08 (l)	675,226	675,226
2.60%, 12/23/08 (l)	906,311	906,311
2.16%, 3/27/09 (l)	2,771,982	2,771,982
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	62,191,893	62,191,893
2.95%, 7/1/08 (r)	26,653,668	26,653,668
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	2,044,201	2,044,201
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	1,776,911	1,776,911
Links Finance LLC
2.12%, 6/22/09 (l)	2,309,406	2,309,406
MassMutual Global Funding II
2.15%, 3/26/10 (l)	2,985,211	2,985,211

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	$1,243,838	$1,243,838
2.11%, 1/23/09 (l)	1,243,838	1,243,838
2.12%, 3/13/09 (l)	390,920	390,920
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	1,705,835	1,705,835
2.17%, 6/29/09 (l)	1,066,147	1,066,147
Monumental Global Funding II
2.15%, 3/26/10 (l)	2,736,443	2,736,443
2.18%, 5/26/10 (l)	248,768	248,768
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	906,225	906,225
Morgan Stanley
3.22%, 2/9/09 (l)	2,100,737	2,100,737
New York Life Global Funding
2.50%, 3/30/09 (l)	1,243,838	1,243,838
Pricoa Global Funding I
2.12%, 9/22/08 (l)	3,020,749	3,020,749
2.16%, 12/15/09 (l)	710,764	710,764
2.15%, 6/25/10 (l)	1,598,900	1,598,900
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	284,306	284,306
SLM Corp.
2.87%, 12/15/08 (l)	684,271	684,271
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	8,884,556	8,884,556
Tango Finance Corp.
2.13%, 6/25/09 (l)	2,344,674	2,344,674
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,066,147	1,066,147
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	710,764	710,764
2.50%, 8/14/08 (l)	710,764	710,764
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	533,073	533,073
Wells Fargo & Co.
2.62%, 8/3/09 (l)	3,198,440	3,198,440
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	213,229	213,229

Total Short-Term Investments of Cash Collateral for Securities Loaned		228,754,444

	Principal Amount	Value (Note 1)
Time Deposit (5.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08	$76,099,872	$76,099,872

Total Short-Term Investments (21.1%) (Amortized Cost $304,854,316)		304,854,316

Total Investments Before Securities Sold Short (129.0%) (Cost/Amortized Cost $1,897,782,097)		1,866,878,782

SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.1%)
Federal National Mortgage Association
5.000%, 7/25/38 TBA	(14,600,000)	(13,993,195)
6.000%, 7/25/38 TBA	(30,600,000)	(30,867,750)

Total Securities Sold Short (-3.1%) (Proceeds Received $44,829,945)		(44,860,945)

Total Investments (125.9%) (Cost/Amortized Cost $1,852,952,152)		1,822,017,837
Other Assets Less Liabilities (-25.9%)		(374,485,845)

Net Assets (100%)		$1,447,531,992

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $54,887,576 or 3.79% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	—	Collateralized Mortgage Obligation
IO	—	Interest only
PO	—	Principal only
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	Security is subject to delayed delivery.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$8,350,070	$1,858,528,712	$—	$1,866,878,782
Other Investments*	—	—	—	—

Total	$8,350,070	$1,858,528,712	$—	$1,866,878,782

Liabilities:
Investments in Securities	$—	$44,860,945	$—	$44,860,945
Other Investments*	—	—	—	—

Total	$—	$44,860,945	$—	$44,860,945

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Valuation Inputs			Investments in Securities	Other Investments*
Balance as of 12/31/07			$7,062,516	$—
Total gains or losses (realized/unrealized) included in earnings			—	—
Purchases, sales, issuances, and settlements (net)			—	—
Transfers in and/or out of Level 3			(7,062,516)	—

Balance as of 6/30/08			$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08			$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$192,404,726
Long-term U.S. Treasury securities	2,092,954,310

$2,285,359,036

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$162,785,182
Long-term U.S. Treasury securities	1,994,592,875

$2,157,378,057

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,475,656
Aggregate gross unrealized depreciation	(41,317,394)

Net unrealized depreciation	$(36,841,738)

Federal income tax cost of investments	$1,903,720,520

At June 30, 2008, the Portfolio had loaned securities with a total value of $287,516,621. This was secured by collateral of $228,754,444 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $64,819,072 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $4,444,480 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.3%)
Internet & Catalog Retail (2.4%)
IAC/InterActiveCorp*	241,526	$4,656,621

Media (0.3%)
Comcast Corp., Class A	28,450	539,697

Specialty Retail (1.6%)
Home Depot, Inc.	48,070	1,125,799
J. Crew Group, Inc.*^	59,640	1,968,717

		3,094,516

Total Consumer Discretionary		8,290,834

Consumer Staples (14.5%)
Beverages (2.2%)
Coca-Cola Enterprises, Inc.	240,938	4,168,228

Food & Staples Retailing (7.3%)
CVS Caremark Corp.	40,500	1,602,585
Kroger Co.	217,896	6,290,658
SUPERVALU, Inc.	26,306	812,592
Wal-Mart Stores, Inc.	95,986	5,394,413

		14,100,248

Food Products (4.7%)
Archer-Daniels-Midland Co.	101,850	3,437,437
General Mills, Inc.	31,110	1,890,555
Kraft Foods, Inc., Class A	129,229	3,676,565

		9,004,557

Tobacco (0.3%)
Philip Morris International, Inc.	10,590	523,040

Total Consumer Staples		27,796,073

Energy (12.2%)
Energy Equipment & Services (3.1%)
Halliburton Co.	38,990	2,069,199
Schlumberger Ltd.	19,119	2,053,954
Smith International, Inc.^	21,620	1,797,487

		5,920,640

Oil, Gas & Consumable Fuels (9.1%)
Chevron Corp.	24,810	2,459,415
Devon Energy Corp.	18,650	2,240,984
El Paso Corp.	66,110	1,437,231
EOG Resources, Inc.	21,320	2,797,184
Exxon Mobil Corp.	59,286	5,224,875
Peabody Energy Corp.	14,090	1,240,625
XTO Energy, Inc.	29,470	2,018,990

		17,419,304

Total Energy		23,339,944

Financials (26.1%)
Capital Markets (7.8%)
Bank of New York Mellon Corp.	176,787	6,687,852
Charles Schwab Corp.	35,640	732,046
Goldman Sachs Group, Inc.	8,310	1,453,419
Merrill Lynch & Co., Inc.	188,280	5,970,359

		14,843,676

Commercial Banks (7.2%)
BB&T Corp.^	16,180	368,419
Fifth Third Bancorp^	95,300	970,154
M&T Bank Corp.^	15,120	1,066,565
PNC Financial Services Group, Inc.	65,720	3,752,612
SunTrust Banks, Inc.	23,884	865,078
Wachovia Corp.	59,910	930,402
Wells Fargo & Co.^	247,440	5,876,700

		13,829,930

Consumer Finance (0.9%)
Capital One Financial Corp.^	44,520	1,692,205

	Number of Shares	Value (Note 1)
Diversified Financial Services (4.9%)
Bank of America Corp.	98,350	$2,347,615
JPMorgan Chase & Co.	204,933	7,031,251

		9,378,866

Insurance (2.3%)
Aon Corp.	87,300	4,010,562
MetLife, Inc.	7,818	412,556

		4,423,118

Real Estate Investment Trusts (REITs) (0.4%)
Annaly Capital Management, Inc. (REIT)^	49,600	769,296

Thrifts & Mortgage Finance (2.6%)
Fannie Mae^	259,863	5,069,927

Total Financials		50,007,018

Health Care (10.4%)
Biotechnology (1.4%)
Amgen, Inc.*	55,900	2,636,244

Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp.*	279,600	3,436,284
Covidien Ltd.	26,850	1,285,847

		4,722,131

Pharmaceuticals (6.6%)
Abbott Laboratories	89,667	4,749,661
Eli Lilly & Co.	42,140	1,945,182
Teva Pharmaceutical Industries Ltd. (ADR)	76,110	3,485,838
Wyeth	50,798	2,436,272

		12,616,953

Total Health Care		19,975,328

Industrials (12.1%)
Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B^	33,180	2,039,575

Airlines (0.4%)
Delta Air Lines, Inc.*^	145,980	832,086

Commercial Services & Supplies (0.9%)
Waste Management, Inc.	45,306	1,708,489

Electrical Equipment (1.6%)
Emerson Electric Co.	63,192	3,124,844

Industrial Conglomerates (3.0%)
General Electric Co.	216,959	5,790,636

Machinery (2.8%)
Caterpillar, Inc.	15,550	1,147,901
Eaton Corp.	48,406	4,113,058

		5,260,959

Road & Rail (2.3%)
Canadian National Railway Co.	23,600	1,134,688
Hertz Global Holdings, Inc.*	255,030	2,448,288
Norfolk Southern Corp.	12,840	804,683

		4,387,659

Total Industrials		23,144,248

Information Technology (10.4%)
Communications Equipment (2.0%)
Corning, Inc.	50,420	1,162,181
QUALCOMM, Inc.	58,840	2,610,731

		3,772,912

Computers & Peripherals (1.9%)
Hewlett-Packard Co.	51,920	2,295,383
Sun Microsystems, Inc.*	125,988	1,370,750

		3,666,133

IT Services (1.6%)
Visa, Inc., Class A*	12,150	987,916

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co.	84,740	$2,094,773

		3,082,689

Semiconductors & Semiconductor Equipment (0.7%)
Texas Instruments, Inc.	44,350	1,248,896

Software (4.2%)
Adobe Systems, Inc.*	18,840	742,107
Microsoft Corp.	165,870	4,563,084
Oracle Corp.*	133,400	2,801,400

		8,106,591

Total Information Technology		19,877,221

Materials (6.4%)
Chemicals (3.6%)
Monsanto Co.	30,233	3,822,661
Praxair, Inc.	32,330	3,046,779

		6,869,440

Metals & Mining (2.8%)
Barrick Gold Corp.	64,461	2,932,975
Cia Vale do Rio Doce (ADR)	16,800	601,776
Freeport-McMoRan Copper & Gold, Inc.	15,880	1,860,977

		5,395,728

Total Materials		12,265,168

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	95,137	3,205,165

Total Telecommunication Services		3,205,165

Utilities (0.9%)
Electric Utilities (0.4%)
Progress Energy, Inc.	18,936	792,093

Multi-Utilities (0.5%)
PG&E Corp.	21,640	858,891

Total Utilities		1,650,984

Total Common Stocks (99.0%) (Cost $208,642,738)		189,551,983

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (11.6%)
Allstate Life Global Fund Trusts II
2.51%, 8/27/08 (l)	$189,998	189,998
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	34,545	34,545
American Express Bank FSB
2.49%, 7/18/08 (l)	34,545	34,545
American Honda Finance Corp.
2.71%, 9/11/08 (l)	25,909	25,909
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	141,607	141,607
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	115,062	115,062
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	404,179	404,179
Bank of Ireland
2.13%, 12/29/08 (l)	172,722	172,722
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	300,543	300,543
Bank of Scotland plc/London
3.25%, 7/1/08	273,684	273,684
2.12%, 7/17/08 (l)	72,545	72,545
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	172,726	172,726

	Principal Amount	Value (Note 1)
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	$79,454	$79,454
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	345,452	345,452
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	86,363	86,363
Beta Finance, Inc.
2.13%, 2/17/09 (l)	138,144	138,144
2.12%, 5/11/09 (l)	207,222	207,222
Calyon/New York
2.12%, 10/14/08 (l)	466,315	466,315
2.16%, 7/2/10 (l)	172,653	172,653
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	217,635	217,635
CC USA, Inc.
2.13%, 2/12/09 (l)	120,876	120,876
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	196,908	196,908
Comerica Bank
2.12%, 8/7/08 (l)	100,173	100,173
2.74%, 1/12/09 (l)	158,935	158,935
2.50%, 3/16/09 (l)	200,353	200,353
2.52%, 6/19/09 (l)	217,655	217,655
2.53%, 6/19/09 (l)	124,356	124,356
Commerzbank AG/New York
2.60%, 7/14/08	172,726	172,726
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	86,363	86,363
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	1,727,258	1,727,258
2.80%, 7/1/08 (r)	1,230,962	1,230,962
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	85,413	85,413
Fifth Third Bancorp
2.49%, 8/22/08 (l)	20,727	20,727
Five Finance, Inc.
2.13%, 2/23/09 (l)	69,070	69,070
General Electric Capital Corp.
2.58%, 2/19/09 (l)	86,363	86,363
2.15%, 3/12/10 (l)	158,908	158,908
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	300,543	300,543
2.54%, 9/12/08 (l)	65,636	65,636
2.60%, 12/23/08 (l)	88,099	88,099
2.16%, 3/27/09 (l)	269,452	269,452
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	6,045,406	6,045,406
2.95%, 7/1/08 (r)	2,590,888	2,590,888
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	198,708	198,708
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	172,726	172,726
Links Finance LLC
2.12%, 6/22/09 (l)	224,487	224,487
MassMutual Global Funding II
2.15%, 3/26/10 (l)	290,180	290,180
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	120,908	120,908
2.11%, 1/23/09 (l)	120,908	120,908
2.12%, 3/13/09 (l)	38,000	38,000
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	165,817	165,817
2.17%, 6/29/09 (l)	103,636	103,636
Monumental Global Funding II
2.15%, 3/26/10 (l)	265,998	265,998
2.18%, 5/26/10 (l)	24,182	24,182

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	$88,090	$88,090
Morgan Stanley
3.22%, 2/9/09 (l)	204,204	204,204
New York Life Global Funding
2.50%, 3/30/09 (l)	120,908	120,908
Pricoa Global Funding I
2.12%, 9/22/08 (l)	293,634	293,634
2.16%, 12/15/09 (l)	69,090	69,090
2.15%, 6/25/10 (l)	155,422	155,422
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	27,636	27,636
SLM Corp.
2.87%, 12/15/08 (l)	66,515	66,515
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	863,630	863,630
Tango Finance Corp.
2.13%, 6/25/09 (l)	227,916	227,916
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	103,636	103,636
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	69,090	69,090
2.50%, 8/14/08 (l)	69,090	69,090
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	51,818	51,818
Wells Fargo & Co.
2.62%, 8/3/09 (l)	310,907	310,907

	Principal Amount	Value (Note 1)
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	$20,727	$20,727

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,236,236

Time Deposit (0.9%)
JPMorgan Chase Nassau
1.49%, 7/1/08	1,653,008	1,653,008

Total Short-Term Investments (12.5%) (Amortized Cost $23,889,244)		23,889,244

Total Investments (111.5%) (Cost/Amortized Cost $232,531,982)		213,441,227
Other Assets Less Liabilities (-11.5%)		(21,979,800)

Net Assets (100%)		$191,461,427

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$180,551,983	$23,889,244	$—	$213,441,227
Other Investments*	—	—	—	—

Total	$189,551,983	$23,889,244	$—	$213,441,227

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$113,354,056
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$123,732,417

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,071,859
Aggregate gross unrealized depreciation	(32,332,219)

Net unrealized depreciation	$(19,260,360)

Federal income tax cost of investments	$232,701,587

At June 30, 2008, the Portfolio had loaned securities with a total value of $21,394,959. This was secured by collateral of $22,236,236 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.6%)
Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.^	12,000	$395,520
Darden Restaurants, Inc.	3,620	115,623
Royal Caribbean Cruises Ltd.	7,199	161,761

		672,904

Media (0.9%)
Comcast Corp., Special Class A	14,378	269,731
Time Warner, Inc.	19,738	292,122
Walt Disney Co.	13,428	418,954

		980,807

Multiline Retail (1.3%)
Kohl’s Corp.*	16,966	679,319
Macy’s, Inc.	8,580	166,623
Target Corp.	14,618	679,591

		1,525,533

Specialty Retail (1.1%)
Best Buy Co., Inc.	17,653	699,059
GameStop Corp., Class A*	1,321	53,368
Home Depot, Inc.	14,496	339,496
Tiffany & Co.	2,562	104,402

		1,196,325

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.*	19,207	554,698
Polo Ralph Lauren Corp.	3,547	222,681

		777,379

Total Consumer Discretionary		5,152,948

Consumer Staples (17.8%)
Beverages (3.3%)
Anheuser-Busch Cos., Inc.	8,720	541,686
Coca-Cola Co.	30,212	1,570,420
Diageo plc (Sponsored ADR)^	3,477	256,846
PepsiCo, Inc.	20,485	1,302,641

		3,671,593

Food & Staples Retailing (4.6%)
CVS Caremark Corp.	48,722	1,927,929
Kroger Co.	18,982	548,010
Wal-Mart Stores, Inc.	42,423	2,384,173
Walgreen Co.	5,513	179,228

		5,039,340

Food Products (5.0%)
Archer-Daniels-Midland Co.	43,284	1,460,835
Campbell Soup Co.	11,967	400,416
Kellogg Co.	18,154	871,755
Kraft Foods, Inc., Class A	47,619	1,354,760
Wm. Wrigley Jr. Co.	19,256	1,497,732

		5,585,498

Household Products (4.1%)
Colgate-Palmolive Co.	21,438	1,481,366
Procter & Gamble Co.	49,886	3,033,568

		4,514,934

Tobacco (0.8%)
Philip Morris International, Inc.	18,046	891,292

Total Consumer Staples		19,702,657

Energy (10.1%)
Energy Equipment & Services (2.5%)
Baker Hughes, Inc.	4,268	372,767
Schlumberger Ltd.	19,070	2,048,690
Weatherford International Ltd.*^	6,413	318,021

		2,739,478

Oil, Gas & Consumable Fuels (7.6%)
Apache Corp.	2,039	283,421
Chevron Corp.	20,529	2,035,040
ConocoPhillips	6,786	640,530

	Number of Shares	Value (Note 1)
Exxon Mobil Corp.	39,947	$3,520,529
Hess Corp.	4,487	566,214
Marathon Oil Corp.	3,157	163,754
Occidental Petroleum Corp.	3,235	290,697
Valero Energy Corp.	10,920	449,686
XTO Energy, Inc.	6,569	450,042

		8,399,913

Total Energy		11,139,391

Financials (12.5%)
Capital Markets (2.8%)
Bank of New York Mellon Corp.	37,212	1,407,730
Goldman Sachs Group, Inc.	2,486	434,801
Merrill Lynch & Co., Inc.	20,073	636,515
Morgan Stanley^	15,526	560,023

		3,039,069

Commercial Banks (3.5%)
Marshall & Ilsley Corp.	8,148	124,909
PNC Financial Services Group, Inc.	24,007	1,370,800
SunTrust Banks, Inc.	6,213	225,035
U.S. Bancorp	30,672	855,442
Wachovia Corp.	8,005	124,317
Wells Fargo & Co.^	49,596	1,177,905

		3,878,408

Diversified Financial Services (2.5%)
Bank of America Corp.	33,299	794,847
Citigroup, Inc.	24,781	415,329
JPMorgan Chase & Co.	46,470	1,594,386

		2,804,562

Insurance (3.1%)
American International Group, Inc.	15,364	406,532
Aon Corp.	35,383	1,625,495
Hartford Financial Services Group, Inc.	7,135	460,707
MetLife, Inc.	8,896	469,442
Prudential Financial, Inc.	7,499	447,990

		3,410,166

Thrifts & Mortgage Finance (0.6%)
Fannie Mae^	35,346	689,601

Total Financials		13,821,806

Health Care (14.8%)
Biotechnology (4.7%)
Amgen, Inc.*	22,001	1,037,567
Amylin Pharmaceuticals, Inc.*^	10,747	272,867
Celgene Corp.*	19,190	1,225,665
Genzyme Corp.*	13,738	989,411
Gilead Sciences, Inc.*	21,422	1,134,295
ImClone Systems, Inc.*	14,344	580,358

		5,240,163

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	12,039	769,773
Medtronic, Inc.	12,237	633,265
St. Jude Medical, Inc.*	23,726	969,919

		2,372,957

Health Care Providers & Services (2.4%)
Express Scripts, Inc.*	21,741	1,363,596
Medco Health Solutions, Inc.*	13,067	616,762
Quest Diagnostics, Inc.	14,603	707,808

		2,688,166

Pharmaceuticals (5.6%)
Abbott Laboratories	21,895	1,159,778
Bristol-Myers Squibb Co.	17,028	349,585
Eli Lilly & Co.	18,379	848,374
Johnson & Johnson	14,752	949,144
Merck & Co., Inc.	32,275	1,216,445
Mylan, Inc.*^	2,824	34,086

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.^	45,846	$800,929
Schering-Plough Corp.	40,481	797,071

		6,155,412

Total Health Care		16,456,698

Industrials (7.7%)
Aerospace & Defense (4.6%)
Boeing Co.	7,277	478,244
General Dynamics Corp.	5,631	474,130
Honeywell International, Inc.	11,995	603,109
Lockheed Martin Corp.	11,520	1,136,563
Raytheon Co.	18,420	1,036,678
United Technologies Corp.	21,835	1,347,220

		5,075,944

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B^	10,799	663,814

Electrical Equipment (0.9%)
Emerson Electric Co.	20,055	991,720

Industrial Conglomerates (1.3%)
General Electric Co.	52,444	1,399,730

Machinery (0.3%)
Caterpillar, Inc.	4,749	350,571

Total Industrials		8,481,779

Information Technology (16.6%)
Communications Equipment (4.9%)
Cisco Systems, Inc.*	60,682	1,411,463
Corning, Inc.	44,025	1,014,776
Harris Corp.	5,122	258,610
Nokia Oyj (ADR)	34,660	849,170
QUALCOMM, Inc.	42,575	1,889,053

		5,423,072

Computers & Peripherals (2.9%)
Hewlett-Packard Co.	35,423	1,566,051
International Business Machines Corp.	14,016	1,661,316

		3,227,367

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	8,077	287,057

Internet Software & Services (0.3%)
WebMD Health Corp., Class A*^	494	13,782
Yahoo!, Inc.*	17,295	357,315

		371,097

IT Services (0.4%)
Western Union Co.	16,020	396,014

Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	69,270	1,487,920
NVIDIA Corp.*	1,121	20,985
Texas Instruments, Inc.	14,552	409,784

		1,918,689

Software (6.1%)
Activision, Inc.*	61,270	2,087,469
Adobe Systems, Inc.*	17,082	672,860
Electronic Arts, Inc.*	24,201	1,075,251
Microsoft Corp.	65,167	1,792,744
Oracle Corp.*	54,950	1,153,950

		6,782,274

Total Information Technology		18,405,570

Materials (5.7%)
Chemicals (4.6%)
Monsanto Co.	26,453	3,344,717
Praxair, Inc.	18,320	1,726,477

		5,071,194

	Number of Shares	Value (Note 1)
Metals & Mining (1.1%)
Barrick Gold Corp.	22,098	$1,005,459
Freeport-McMoRan Copper & Gold, Inc.	2,146	251,490

		1,256,949

Total Materials		6,328,143

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	79,078	2,664,138
Verizon Communications, Inc.	10,503	371,806

		3,035,944

Wireless Telecommunication Services (0.1%)
Sprint Nextel Corp.	10,059	95,560

Total Telecommunication Services		3,131,504

Utilities (4.4%)
Electric Utilities (2.3%)
FPL Group, Inc.	15,509	1,017,080
Northeast Utilities	27,508	702,279
Progress Energy, Inc.	20,915	874,875

		2,594,234

Multi-Utilities (2.1%)
Dominion Resources, Inc.	26,915	1,278,193
PG&E Corp.	25,079	995,386

		2,273,579

Total Utilities		4,867,813

Total Common Stocks (97.0%) (Cost $112,924,938)		107,488,309

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.6%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$7,994	7,994
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	43,967	43,967
American Express Bank FSB
2.49%, 7/18/08 (l)	7,994	7,994
American Honda Finance Corp.
2.71%, 9/11/08 (l)	5,995	5,995
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	32,769	32,769
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	26,626	26,626
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	93,530	93,530
Bank of Ireland
2.13%, 12/29/08 (l)	39,969	39,969
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	69,548	69,548
Bank of Scotland plc/London
3.25%, 7/1/08	63,332	63,332
2.12%, 7/17/08 (l)	16,787	16,787
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	39,970	39,970
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	18,386	18,386
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	79,940	79,940
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	19,985	19,985
Beta Finance, Inc.
2.13%, 2/17/09 (l)	31,967	31,967
2.12%, 5/11/09 (l)	47,952	47,952

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Calyon/New York
2.12%, 10/14/08 (l)	$107,909	$107,909
2.16%, 7/2/10 (l)	39,953	39,953
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	50,362	50,362
CC USA, Inc.
2.13%, 2/12/09 (l)	27,971	27,971
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	45,566	45,566
Comerica Bank
2.12%, 8/7/08 (l)	23,181	23,181
2.74%, 1/12/09 (l)	36,779	36,779
2.50%, 3/16/09 (l)	46,363	46,363
2.52%, 6/19/09 (l)	50,367	50,367
2.53%, 6/19/0 (l)	28,777	28,777
Commerzbank AG/New York
2.60%, 7/14/08	39,970	39,970
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	19,985	19,985
Deutsche Bank AG/Singapore
3.50%, 7/1/08	19,765	19,765
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	399,699	399,699
2.80%, 7/1/08 (r)	284,853	284,853
Fifth Third Bancorp
2.49%, 8/22/08 (l)	4,796	4,796
Five Finance, Inc.
2.13%, 2/23/09 (l)	15,983	15,983
General Electric Capital Corp.
2.58%, 2/19/09 (l)	19,985	19,985
2.15%, 3/12/10 (l)	36,772	36,772
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	69,548	69,548
2.54%, 9/12/08 (l)	15,189	15,189
2.60%, 12/23/08 (l)	20,387	20,387
2.16%, 3/27/09 (l)	62,353	62,353
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	1,398,946	1,398,946
2.95%, 7/1/08 (r)	599,549	599,549
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	45,982	45,982
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	39,970	39,970
Links Finance LLC
2.12%, 6/22/09 (l)	51,948	51,948
MassMutual Global Funding II
2.15%, 3/26/10 (l)	67,149	67,149
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	27,979	27,979
2.11%, 1/23/09 (l)	27,979	27,979
2.12%, 3/13/09 (l)	8,793	8,793
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	38,371	38,371
2.17%, 6/29/09 (l)	23,982	23,982
Monumental Global Funding II
2.15%, 3/26/10 (l)	61,554	61,554
2.18%, 5/26/10 (l)	5,596	5,596
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	20,385	20,385

	Principal Amount	Value (Note 1)
Morgan Stanley
3.22%, 2/9/09 (l)	$47,254	$47,254
New York Life Global Funding
2.50%, 3/30/09 (l)	27,979	27,979
Pricoa Global Funding I
2.12%, 9/22/08 (l)	67,949	67,949
2.16%, 12/15/09 (l)	15,988	15,988
2.15%, 6/25/10 (l)	35,966	35,966
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	6,395	6,395
SLM Corp.
2.87%, 12/15/08 (l)	15,392	15,392
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	199,850	199,850
Tango Finance Corp.
2.13%, 6/25/09 (l)	52,741	52,741
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	23,982	23,982
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	15,988	15,988
2.50%, 8/14/08 (l)	15,988	15,988
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	11,991	11,991
Wells Fargo & Co.
2.62%, 8/3/09 (l)	71,946	71,946
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	4,796	4,796

Total Short-Term Investments of Cash Collateral for Securities Loaned		5,145,612

Time Deposit (2.9%)
JPMorgan Chase Nassau
1.49%, 7/1/08	3,174,118	3,174,118

Total Short-Term Investments (7.5%) (Amortized Cost $8,319,730)		8,319,730

Total Investments (104.5%) (Cost/Amortized Cost $121,244,668)		115,808,039
Other Assets Less Liabilities (-4.5%)		(5,001,804)

Net Assets (100%)		$110,806,235

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$107,488,309	$8,319,730	$—	$115,808,039
Other Investments*	—	—	—	—

Total	$107,488,309	$8,319,730	$—	$115,808,039

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,083,520
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,239,167

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,839,867
Aggregate gross unrealized depreciation	(12,497,647)

Net unrealized depreciation	$(5,657,780)

Federal income tax cost of investments	$121,465,819

At June 30, 2008, the Portfolio had loaned securities with a total value of $4,972,448. This was secured by collateral of $5,145,612 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,355, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Auto Components (1.6%)
ArvinMeritor, Inc.^	181,200	$2,261,376
Goodyear Tire & Rubber Co.*	220,500	3,931,515

		6,192,891

Distributors (1.6%)
Genuine Parts Co.	147,726	5,861,768

Hotels, Restaurants & Leisure (1.3%)
Brinker International, Inc.^	259,784	4,909,918

Household Durables (1.9%)
Snap-On, Inc.	135,644	7,054,844

Media (5.6%)
Arbitron, Inc.^	101,800	4,835,500
Gannett Co., Inc.^	110,600	2,396,702
Idearc, Inc.^	518,800	1,219,180
Interpublic Group of Cos., Inc.*	1,296,584	11,150,622
R.H. Donnelley Corp.*^	454,881	1,364,643

		20,966,647

Multiline Retail (0.9%)
Macy’s, Inc.	182,678	3,547,607

Specialty Retail (2.3%)
Foot Locker, Inc.	326,764	4,068,212
OfficeMax, Inc.	321,594	4,470,156

		8,538,368

Total Consumer Discretionary		57,072,043

Consumer Staples (6.9%)
Beverages (1.6%)
Coca-Cola Enterprises, Inc.	335,555	5,805,102

Food & Staples Retailing (3.0%)
Kroger Co.	206,092	5,949,876
Safeway, Inc.	190,453	5,437,433

		11,387,309

Food Products (2.3%)
Dean Foods Co.*	199,600	3,916,152
Smithfield Foods, Inc.*^	234,500	4,661,860

		8,578,012

Total Consumer Staples		25,770,423

Energy (7.6%)
Energy Equipment & Services (3.9%)
Halliburton Co.	164,389	8,724,125
Transocean, Inc.*	37,408	5,700,605

		14,424,730

Oil, Gas & Consumable Fuels (3.7%)
EOG Resources, Inc.	56,546	7,418,835
Range Resources Corp.	99,000	6,488,460

		13,907,295

Total Energy		28,332,025

Financials (4.8%)
Commercial Banks (0.4%)
Comerica, Inc.	12,400	317,812
Fifth Third Bancorp	29,200	297,256
M&T Bank Corp.^	7,100	500,834
Zions Bancorp^	15,400	484,946

		1,600,848

Insurance (4.4%)
ACE Ltd.	91,693	5,051,367
Conseco, Inc.*	531,439	5,271,875
PartnerReinsurance Ltd.	86,140	5,954,858

		16,278,100

Total Financials		17,878,948

	Number of Shares	Value (Note 1)
Health Care (7.8%)
Health Care Equipment & Supplies (1.4%)
Covidien Ltd.	109,400	$5,239,166

Health Care Providers & Services (0.9%)
HealthSouth Corp.*^	208,900	3,474,007

Pharmaceuticals (5.5%)
King Pharmaceuticals, Inc.*	913,558	9,564,952
Mylan, Inc.*^	905,557	10,930,073

		20,495,025

Total Health Care		29,208,198

Industrials (11.0%)
Building Products (0.4%)
Owens Corning, Inc.*	75,100	1,708,525

Commercial Services & Supplies (3.9%)
Allied Waste Industries, Inc.*	434,644	5,485,207
R.R. Donnelley & Sons Co.^	304,643	9,044,851

		14,530,058

Construction & Engineering (1.0%)
KBR, Inc.	102,731	3,586,339

Electrical Equipment (0.9%)
Hubbell, Inc., Class B	87,934	3,505,929

Machinery (3.9%)
Cummins, Inc.	75,140	4,923,173
Pentair, Inc.	58,900	2,062,678
Timken Co.	228,990	7,542,930

		14,528,781

Trading Companies & Distributors (0.9%)
W.W. Grainger, Inc.	39,953	3,268,155

Total Industrials		41,127,787

Information Technology (10.1%)
Communications Equipment (5.7%)
ADC Telecommunications, Inc.*	398,516	5,886,081
JDS Uniphase Corp.*^	977,005	11,098,777
Tellabs, Inc.*^	952,749	4,430,283

		21,415,141

Internet Software & Services (0.1%)
Openwave Systems, Inc.*^	164,747	245,473

Semiconductors & Semiconductor Equipment (0.1%)
Marvell Technology Group Ltd.*	26,100	460,926

Software (4.2%)
McAfee, Inc.*	322,304	10,968,005
Sybase, Inc.*	165,340	4,864,303

		15,832,308

Total Information Technology		37,953,848

Materials (10.0%)
Chemicals (4.3%)
Chemtura Corp.	473,866	2,767,377
Eastman Chemical Co.	109,152	7,516,207
Monsanto Co.	12,408	1,568,868
Mosaic Co.*	15,093	2,183,957
Valspar Corp.	116,300	2,199,233

		16,235,642

Containers & Packaging (3.9%)
Ball Corp.	164,173	7,837,619
Pactiv Corp.*	315,532	6,698,744

		14,536,363

Paper & Forest Products (1.8%)
AbitibiBowater, Inc.^	304,463	2,840,640

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
MeadWestvaco Corp.	159,170	$3,794,613

		6,635,253

Total Materials		37,407,258

Telecommunication Services (10.3%)
Diversified Telecommunication Services (10.3%)
CenturyTel, Inc.	196,897	7,007,564
Embarq Corp.	276,583	13,074,078
Qwest Communications International, Inc.^	2,512,393	9,873,705
Windstream Corp.	712,700	8,794,718

Total Telecommunication Services		38,750,065

Utilities (10.7%)
Electric Utilities (2.5%)
Northeast Utilities	371,402	9,481,893

Gas Utilities (0.5%)
Southwest Gas Corp.	59,396	1,765,843

Multi-Utilities (7.7%)
Ameren Corp.	218,958	9,246,596
CMS Energy Corp.	596,581	8,889,057
NiSource, Inc.^	586,043	10,501,891

		28,637,544

Total Utilities		39,885,280

Total Common Stocks (94.4%) (Cost $430,465,805)		353,385,875

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.9%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$80,784	80,784
Allstate Life Global II
2.51%, 8/27/08 (l)	444,310	444,310
American Express Bank FSB
2.49%, 7/18/08 (l)	80,784	80,784
American Honda Finance Corp.
2.71%, 9/11/08 (l)	60,588	60,588
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	331,148	331,148
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	269,072	269,072
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	945,168	945,168
Bank of Ireland
2.13%, 12/29/08 (l)	403,908	403,908
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	702,817	702,817
Bank of Scotland plc/London
3.25%, 7/1/08	640,008	640,008
2.12%, 7/17/08 (l)	169,646	169,646
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	403,918	403,918
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	185,802	185,802
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	807,836	807,836
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	201,959	201,959
Beta Finance, Inc.
2.13%, 2/17/09 (l)	323,048	323,048
2.12%, 5/11/09 (l)	484,586	484,586
Calyon/New York
2.12%, 10/14/08 (l)	1,090,471	1,090,471

	Principal Amount	Value (Note 1)
2.16%, 7/2/10 (l)	$403,748	$403,748
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	508,937	508,937
CC USA, Inc.
2.13%, 2/12/09 (l)	282,666	282,666
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	460,466	460,466
Comerica Bank
2.12%, 8/7/08 (l)	234,252	234,252
2.74%, 1/12/09 (l)	371,668	371,668
2.50%, 3/16/09 (l)	468,524	468,524
2.52%, 6/19/09 (l)	508,984	508,984
2.53%, 6/19/09 (l)	290,806	290,806
Commerzbank AG/New York
2.60%, 7/14/08	403,918	403,918
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	201,959	201,959
Deutsche Bank AG/Singapore
3.50%, 7/1/08	199,737	199,737
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	4,039,178	4,039,178
2.80%, 7/1/08 (r)	2,878,595	2,878,595
Fifth Third Bancorp
2.49%, 8/22/08 (l)	48,470	48,470
Five Finance, Inc.
2.13%, 2/23/09 (l)	161,521	161,521
General Electric Capital Corp.
2.58%, 2/19/09 (l)	201,959	201,959
2.15%, 3/12/10 (l)	371,604	371,604
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	702,817	702,817
2.54%, 9/12/08 (l)	153,489	153,489
2.60%, 12/23/08 (l)	206,018	206,018
2.16%, 3/27/09 (l)	630,112	630,112
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	14,137,124	14,137,124
2.95%, 7/1/08 (r)	6,058,767	6,058,767
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	464,677	464,677
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	403,918	403,918
Links Finance LLC
2.12%, 6/22/09 (l)	524,962	524,962
MassMutual Global Funding II
2.15%, 3/26/10 (l)	678,582	678,582
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	282,743	282,743
2.11%, 1/23/09 (l)	282,743	282,743
2.12%, 3/13/09 (l)	88,862	88,862
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	387,761	387,761
2.17%, 6/29/09 (l)	242,351	242,351
Monumental Global Funding II
2.15%, 3/26/10 (l)	622,034	622,034
2.18%, 5/26/10 (l)	56,549	56,549
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	205,998	205,998
Morgan Stanley
3.22%, 2/9/09 (l)	477,528	477,528
New York Life Global Funding
2.50%, 3/30/09 (l)	282,743	282,743
Pricoa Global Funding I
2.12%, 9/22/08 (l)	686,660	686,660
2.16%, 12/15/09 (l)	161,567	161,567
2.15%, 6/25/10 (l)	363,453	363,453

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	$64,627	$64,627
SLM Corp.
2.87%, 12/15/08 (l)	155,545	155,545
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	2,019,589	2,019,589
Tango Finance Corp.
2.13%, 6/25/09 (l)	532,978	532,978
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	242,351	242,351
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	161,567	161,567
2.50%, 8/14/08 (l)	161,567	161,567
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	121,175	121,175
Wells Fargo & Co.
2.62%, 8/3/09 (l)	727,052	727,052
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	48,470	48,470

Total Short-Term Investments of Cash Collateral for Securities Loaned		51,999,224

	Principal Amount	Value (Note 1)
Time Deposit (5.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08	$20,887,179	$20,887,179

Total Short-Term Investments (19.5%) (Amortized Cost $72,886,403)		72,886,403

Total Investments (113.9%) (Cost/Amortized Cost $503,352,208)		426,272,278
Other Assets Less Liabilities (-13.9%)		(52,138,600)

Net Assets (100%)		$374,133,678

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$353,385,875	$72,886,403	$—	$426,272,278
Other Investments*	—	—	—	—

Total	$353,385,875	$72,886,403	$—	$426,272,278

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$64,767,682
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$64,449,533

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,261,509
Aggregate gross unrealized depreciation	(104,278,658)

Net unrealized depreciation	$(80,017,149)

Federal income tax cost of investments	$506,289,427

At June 30, 2008, the Portfolio had loaned securities with a total value of $50,307,992. This was secured by collateral of $51,999,224 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Hotels, Restaurants & Leisure (12.3%)
Las Vegas Sands Corp.*^	2,452,128	$116,328,952
McDonald’s Corp.	5,719,543	321,552,708
Wynn Resorts Ltd.^	1,112,478	90,500,085

		528,381,745

Specialty Retail (2.0%)
Lowe’s Cos., Inc.	4,021,751	83,451,333

Total Consumer Discretionary		611,833,078

Consumer Staples (4.4%)
Beverages (1.2%)
Coca-Cola Co.	958,281	49,811,446

Food & Staples Retailing (3.2%)
CVS Caremark Corp.	3,481,328	137,756,149

Total Consumer Staples		187,567,595

Energy (13.0%)
Energy Equipment & Services (9.5%)
FMC Technologies, Inc.*	177,101	13,624,380
Schlumberger Ltd.	1,677,661	180,231,121
Transocean, Inc.*	1,395,360	212,638,911

		406,494,412

Oil, Gas & Consumable Fuels (3.5%)
Petroleo Brasileiro S.A. (ADR)^	2,131,352	150,963,662

Total Energy		557,458,074

Financials (11.7%)
Capital Markets (4.0%)
Goldman Sachs Group, Inc.	982,382	171,818,612

Commercial Banks (5.8%)
Industrial & Commercial Bank of China Ltd., Class H	255,982,250	174,982,897
Wells Fargo & Co.	3,138,421	74,537,499

		249,520,396

Real Estate Investment Trusts (REITs) (1.9%)
ProLogis (REIT)^	1,499,397	81,492,227

Total Financials		502,831,235

Health Care (3.9%)
Biotechnology (3.9%)
Genentech, Inc.*	1,952,364	148,184,427
Gilead Sciences, Inc.*	308,206	16,319,508

Total Health Care		164,503,935

Industrials (12.9%)
Aerospace & Defense (7.0%)
General Dynamics Corp.	1,689,575	142,262,215
Lockheed Martin Corp.	1,425,187	140,608,950
Precision Castparts Corp.	194,933	18,785,693

		301,656,858

Road & Rail (5.9%)
Norfolk Southern Corp.	1,064,300	66,699,681
Union Pacific Corp.	2,449,678	184,950,689

		251,650,370

Total Industrials		553,307,228

Information Technology (17.7%)
Communications Equipment (0.6%)
Research In Motion Ltd.*	226,125	26,434,012

Computers & Peripherals (4.8%)
Apple, Inc.*	1,218,115	203,961,176

	Number of Shares	Value (Note 1)
Internet Software & Services (3.7%)
Google, Inc., Class A*	299,493	$157,659,105

IT Services (8.6%)
Mastercard, Inc., Class A^	534,637	141,956,816
Visa, Inc., Class A*	2,816,399	229,001,403

		370,958,219

Total Information Technology		759,012,512

Materials (6.2%)
Chemicals (6.2%)
Air Products & Chemicals, Inc.^	1,073,102	106,086,864
Monsanto Co.	1,256,167	158,829,755

Total Materials		264,916,619

Telecommunication Services (5.3%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,968,544	100,010,248

Wireless Telecommunication Services (2.9%)
China Mobile Ltd. (ADR)^	1,870,873	125,254,947

Total Telecommunication Services		225,265,195

Total Common Stocks (89.4%) (Cost $3,437,462,092)		3,826,695,471

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$456,125	456,125
Allstate Life Insurance
2.51%, 8/27/08 (l)	2,508,687	2,508,687
American Express Bank FSB
2.49%, 7/18/08 (l)	456,125	456,125
American Honda Finance Corp.
2.71%, 9/11/08 (l)	342,094	342,094
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,869,745	1,869,745
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,519,250	1,519,250
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	5,336,663	5,336,663
Bank of Ireland
2.13%, 12/29/08 (l)	2,280,571	2,280,571
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	3,968,287	3,968,287
Bank of Scotland plc
2.12%, 7/17/08 (l)	957,862	957,862
Bank of Scotland plc/London
3.25%, 7/1/08	3,613,650	3,613,650
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	2,280,625	2,280,625
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,049,087	1,049,087
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	4,561,250	4,561,250
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	1,140,312	1,140,312
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,824,011	1,824,011
2.12%, 5/11/09 (l)	2,736,098	2,736,098
Calyon/New York
2.12%, 10/14/08 (l)	6,157,085	6,157,085
2.16%, 7/2/10 (l)	2,279,667	2,279,667
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	2,873,587	2,873,587

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
CC USA, Inc.
2.13%, 2/12/09 (l)	$1,596,007	$1,596,007
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,599,912	2,599,912
Comerica Bank
2.12%, 8/7/08 (l)	1,322,650	1,322,650
2.74%, 1/12/09 (l)	2,098,535	2,098,535
2.50%, 3/16/09 (l)	2,645,406	2,645,406
2.52%, 6/19/09 (l)	2,873,855	2,873,855
2.53%, 6/19/09 (l)	1,641,968	1,641,968
Commerzbank AG/New York
2.60%, 7/14/08	2,280,625	2,280,625
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,140,312	1,140,312
Deutsche Bank AG/Singapore
3.50%, 7/1/08	1,127,769	1,127,769
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	22,806,250	22,806,250
2.80%, 7/1/08 (r)	16,253,298	16,253,298
Fifth Third Bancorp
2.49%, 8/22/08 (l)	273,675	273,675
Five Finance, Inc.
2.13%, 2/23/09 (l)	911,988	911,988
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,140,312	1,140,312
2.15%, 3/12/10 (l)	2,098,175	2,098,175
Goldman Sachs Group, Inc.
2.62%, 8/18/08	3,968,287	3,968,287
2.54%, 9/12/08 (l)	866,637	866,637
2.60%, 12/23/08 (l)	1,163,230	1,163,230
2.16%, 3/27/09 (l)	3,557,775	3,557,775
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	79,821,873	79,821,873
2.95%, 7/1/08 (r)	34,209,375	34,209,375
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	2,623,685	2,623,685
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	2,280,625	2,280,625
Links Finance LLC
2.12%, 6/22/09 (l)	2,964,070	2,964,070
MassMutual Global Funding II
2.15%, 3/26/10 (l)	3,831,450	3,831,450
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,596,437	1,596,437
2.11%, 1/23/09 (l)	1,596,437	1,596,437
2.12%, 3/13/09 (l)	501,737	501,737
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	2,189,400	2,189,400
2.17%, 6/29/09 (l)	1,368,375	1,368,375
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,512,162	3,512,162
2.18%, 5/26/10 (l)	319,287	319,287
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,163,119	1,163,119
Morgan Stanley
3.22%, 2/9/09 (l)	2,696,247	2,696,247

	Principal Amount	Value (Note 1)
New York Life Global Funding
2.50%, 3/30/09 (l)	$1,596,437	$1,596,437
Pricoa Global Funding I
2.12%, 9/22/08 (l)	3,877,062	3,877,062
2.16%, 12/15/09 (l)	912,250	912,250
2.15%, 6/25/10 (l)	2,052,152	2,052,152
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	364,900	364,900
SLM Corp.
2.87%, 12/15/08 (l)	878,246	878,246
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	11,403,126	11,403,126
Tango Finance Corp.
2.13%, 6/25/09 (l)	3,009,335	3,009,335
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,368,375	1,368,375
Unicredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	912,250	912,250
2.50%, 8/14/08 (l)	912,250	912,250
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	684,187	684,187
Wells Fargo & Co.
2.62%, 8/3/09 (l)	4,105,124	4,105,124
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	273,675	273,675

Total Short-Term Investments of Cash Collateral for Securities Loaned		293,601,095

Time Deposit (10.7%)
JPMorgan Chase Nassau
1.49%, 7/1/08	456,563,781	456,563,781

Total Short-Term Investments (17.5%) (Amortized Cost $750,164,876)		750,164,876

Total Investments (106.9%) (Cost/Amortized Cost $4,187,626,968)		4,576,860,347
Other Assets Less Liabilities (-6.9%)		(294,053,291)

Net Assets (100%)		$4,282,807,056

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$3,651,712,574	$925,147,773	$—	$4,576,860,347
Other Investments*	—	—	—	—

Total	$3,651,712,574	$925,147,773	$—	$4,576,860,347

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,046,325,384
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,818,358,859

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$609,238,537
Aggregate gross unrealized depreciation	(228,380,874)

Net unrealized appreciation	$380,857,663

Federal income tax cost of investments	$4,196,002,684

At June 30, 2008, the Portfolio had loaned securities with a total value of $289,382,964. This was secured by collateral of $293,601,095 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $2,212,323 which expires in the year 2009.

Included in the capital carryforward amounts are $2,212,323 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.8%)
Autoliv, Inc.	33,700	$1,571,094
BorgWarner, Inc.^	6,800	301,784
Federal-Mogul Corp.*	10,500	169,365
Goodyear Tire & Rubber Co.*	39,800	709,634
TRW Automotive Holdings Corp.*	228,300	4,216,701
WABCO Holdings, Inc.	80,700	3,749,322

		10,717,900

Automobiles (0.6%)
Ford Motor Co.*^	1,004,322	4,830,789
General Motors Corp.	225,800	2,596,700
Harley-Davidson, Inc.	12,300	445,998
Thor Industries, Inc.^	11,600	246,616

		8,120,103

Distributors (0.2%)
Genuine Parts Co.^	75,900	3,011,712

Diversified Consumer Services (0.1%)
Career Education Corp.*	41,500	606,315
Service Corp. International^	121,000	1,193,060
Weight Watchers International, Inc.	2,500	89,025

		1,888,400

Hotels, Restaurants & Leisure (0.3%)
Boyd Gaming Corp.	23,100	290,136
Choice Hotels International, Inc.	9,200	243,800
International Speedway Corp., Class A	15,000	585,450
MGM MIRAGE*	3,400	115,226
Orient-Express Hotels Ltd., Class A^	2,700	117,288
Royal Caribbean Cruises Ltd.^	63,900	1,435,833
Wyndham Worldwide Corp.	81,900	1,466,829

		4,254,562

Household Durables (2.5%)
Black & Decker Corp.^	28,300	1,627,533
Centex Corp.	57,200	764,764
D.R. Horton, Inc.^	146,300	1,587,355
Fortune Brands, Inc.	71,200	4,443,592
Harman International Industries, Inc.	6,800	281,452
Jarden Corp.*^	31,500	574,560
KB Home^	35,000	592,550
Leggett & Platt, Inc.^	77,000	1,291,290
Lennar Corp., Class A^	63,200	779,888
M.D.C. Holdings, Inc.^	185,200	7,233,912
Mohawk Industries, Inc.*^	25,900	1,660,190
Newell Rubbermaid, Inc.	321,000	5,389,590
NVR, Inc.*^	1,800	900,144
Pulte Homes, Inc.^	72,600	699,138
Snap-On, Inc.	26,700	1,388,667
Stanley Works^	36,300	1,627,329
Toll Brothers, Inc.*^	60,400	1,131,292
Whirlpool Corp.^	34,800	2,148,204

		34,121,450

Internet & Catalog Retail (0.5%)
Expedia, Inc.*	96,100	1,766,318
IAC/InterActiveCorp.*^	74,400	1,434,432
Liberty Media Corp., Interactive, Class A*	275,100	4,060,476

		7,261,226

Leisure Equipment & Products (0.4%)
Eastman Kodak Co.^	133,500	1,926,405
Hasbro, Inc.	33,200	1,185,904

	Number of Shares	Value (Note 1)
Mattel, Inc.	167,700	$2,871,024

		5,983,333

Media (2.4%)
Cablevision Systems Corp. - New York Group, Class A*	102,700	2,321,020
CBS Corp., Class B	273,200	5,324,668
Clear Channel Outdoor Holdings, Inc., Class A*	4,100	73,103
Discovery Holding Co., Class A*	130,300	2,861,388
E.W. Scripps Co., Class A^	40,200	1,669,908
Gannett Co., Inc.^	105,900	2,294,853
Getty Images, Inc.*	23,300	790,569
Hearst-Argyle Television, Inc.^	10,600	203,520
Interpublic Group of Cos., Inc.*	31,500	270,900
Liberty Global, Inc., Class A*^	79,600	2,501,828
Liberty Media Corp., Capital Series, Class A*	59,800	861,120
McGraw-Hill Cos., Inc.	74,700	2,996,964
Meredith Corp.	18,300	517,707
New York Times Co., Class A^	66,600	1,024,974
Regal Entertainment Group, Class A^	37,000	565,360
Virgin Media, Inc.^	488,600	6,649,846
Warner Music Group Corp.^	19,400	138,516
Washington Post Co., Class B	2,900	1,702,010
XM Satellite Radio Holdings, Inc., Class A*	8,600	67,424

		32,835,678

Multiline Retail (0.9%)
Family Dollar Stores, Inc.	59,700	1,190,418
J.C. Penney Co., Inc.	102,800	3,730,612
Kohl’s Corp.*	34,100	1,365,364
Macy’s, Inc.	195,200	3,790,784
Saks, Inc.*^	66,900	734,562
Sears Holdings Corp.*	27,300	2,010,918

		12,822,658

Specialty Retail (1.0%)
American Eagle Outfitters, Inc.	251,600	3,426,898
AnnTaylor Stores Corp.*	17,300	414,508
AutoNation, Inc.*^	53,300	534,066
Barnes & Noble, Inc.^	16,800	417,312
Bed Bath & Beyond, Inc.*	21,200	595,720
Foot Locker, Inc.	71,700	892,665
Gap, Inc.	114,100	1,902,047
Limited Brands, Inc.	45,700	770,045
O’Reilly Automotive, Inc.*	39,600	885,060
Office Depot, Inc.*	126,500	1,383,910
OfficeMax, Inc.	35,200	489,280
Penske Auto Group, Inc.^	18,900	278,586
RadioShack Corp.^	60,800	746,016
Williams-Sonoma, Inc.	37,200	738,048

		13,474,161

Textiles, Apparel & Luxury Goods (0.5%)
Jones Apparel Group, Inc.	40,100	551,375
Liz Claiborne, Inc.^	139,000	1,966,850
Phillips-Van Heusen Corp.	3,000	109,860
VF Corp.	67,500	4,804,650

		7,432,735

Total Consumer Discretionary		141,923,918

Consumer Staples (6.4%)
Beverages (0.9%)
Brown-Forman Corp., Class B^	10,100	763,257
Coca-Cola Enterprises, Inc.	147,500	2,551,750
Constellation Brands, Inc., Class A*	85,700	1,702,002
Dr. Pepper Snapple Group, Inc.*	117,400	2,463,052

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	53,500	$2,906,655
Pepsi Bottling Group, Inc.	63,600	1,775,712
PepsiAmericas, Inc.	26,900	532,082

		12,694,510

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club, Inc.*	27,700	1,071,990
Rite Aid Corp.*^	235,400	374,286
Safeway, Inc.	202,900	5,792,795
SUPERVALU, Inc.	98,300	3,036,487

		10,275,558

Food Products (4.0%)
Bunge Ltd.^	65,900	7,096,771
Campbell Soup Co.	50,700	1,696,422
Chaoda Modern Agriculture (Holdings) Ltd.	3,012,000	3,801,094
ConAgra Foods, Inc.	225,900	4,355,352
Corn Products International, Inc.	34,300	1,684,473
Cosan Ltd., Class A*^	132,200	1,672,330
Dean Foods Co.*	306,200	6,007,644
Del Monte Foods Co.	91,400	648,940
H.J. Heinz Co.	65,000	3,110,250
Hershey Co.^	35,300	1,157,134
Hormel Foods Corp.	32,900	1,138,669
JM Smucker Co.	25,700	1,044,448
Marfrig Frigorificos e Comercio de Alimentos S.A.	273,500	3,463,321
Marine Harvest ASA*^	10,576,000	7,766,088
McCormick & Co., Inc.
(Non-Voting)	32,600	1,162,516
Perdigao S.A.	17,400	470,954
Pilgrim’s Pride Corp.^	47,710	619,753
Sara Lee Corp.	327,200	4,008,200
Smithfield Foods, Inc.*^	158,500	3,150,980
Tyson Foods, Inc., Class A	114,900	1,716,606

		55,771,945

Household Products (0.2%)
Clorox Co.	44,100	2,302,020

Personal Products (0.1%)
Alberto-Culver Co.	35,300	927,331
NBTY, Inc.*	12,500	400,750

		1,328,081

Tobacco (0.5%)
Lorillard, Inc.*	38,400	2,655,744
UST, Inc.	68,500	3,740,785

		6,396,529

Total Consumer Staples		88,768,643

Energy (7.0%)
Energy Equipment & Services (2.5%)
BJ Services Co.	136,100	4,347,034
Cie Generale de Geophysique-Veritas (Sponsored ADR)*^	114,800	5,419,708
ENSCO International, Inc.	4,500	363,330
Exterran Holdings, Inc.*	30,400	2,173,296
Global Industries Ltd.*	19,300	346,049
Helix Energy Solutions Group, Inc.*	38,800	1,615,632
Helmerich & Payne, Inc.	48,300	3,478,566
Hercules Offshore, Inc.*	41,200	1,566,424
Key Energy Services, Inc.*	48,400	939,928
Nabors Industries Ltd.*^	112,000	5,513,760
Oil States International, Inc.*	7,700	488,488
Patterson-UTI Energy, Inc.^	27,300	983,892
Pride International, Inc.*	22,000	1,040,380
Rowan Cos., Inc.^	33,900	1,584,825
SBM Offshore N.V.	56,764	2,094,882

	Number of Shares	Value (Note 1)
SEACOR Holdings, Inc.*	9,000	$805,590
Tidewater, Inc.^	23,000	1,495,690
Unit Corp.*	5,200	431,444

		34,688,918

Oil, Gas & Consumable Fuels (4.5%)
Arch Coal, Inc.	13,000	975,390
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (Sponsored ADR)(m)*	520,100	1,350,544
Cabot Oil & Gas Corp.	24,800	1,679,704
Cimarex Energy Co.	38,400	2,675,328
El Paso Corp.	255,700	5,558,918
Encore Acquisition Co.*	18,500	1,391,015
Forest Oil Corp.*	41,100	3,061,950
Mariner Energy, Inc.*	11,000	406,670
Newfield Exploration Co.*	220,500	14,387,625
Noble Energy, Inc.	89,300	8,980,008
Overseas Shipholding Group, Inc.^	11,300	898,576
PetroHawk Energy Corp.*	5,800	268,598
Pioneer Natural Resources Co.	55,400	4,336,712
Plains Exploration & Production Co.*	4,383	319,827
Spectra Energy Corp.	293,200	8,426,568
St. Mary Land & Exploration Co.^	16,700	1,079,488
Sunoco, Inc.	22,000	895,180
Teekay Corp.^	19,600	885,528
Tesoro Corp.	45,200	893,604
Uranium One, Inc.*	631,200	2,971,227
USEC, Inc.*^	182,200	1,107,776

		62,550,236

Total Energy		97,239,154

Financials (22.0%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*^	56,300	5,070,378
Allied Capital Corp.^	78,600	1,091,754
American Capital Strategies Ltd.^	94,000	2,234,380
Ameriprise Financial, Inc.	102,900	4,184,943
E*TRADE Financial Corp.*^	144,400	453,416
Invesco Ltd.	157,000	3,764,860
Investment Technology Group, Inc.*	1,700	56,882
Janus Capital Group, Inc.	5,300	140,291
Jefferies Group, Inc.^	58,300	980,606
Legg Mason, Inc.	64,500	2,810,265
MF Global Ltd.*^	23,800	150,178
Northern Trust Corp.	9,900	678,843
Raymond James Financial, Inc.^	44,300	1,169,077

		22,785,873

Commercial Banks (3.3%)
Associated Banc-Corp^	59,000	1,138,110
Bancorpsouth, Inc.^	38,200	668,118
Bank of Hawaii Corp.^	22,200	1,061,160
BOK Financial Corp.^	10,300	550,535
City National Corp./California^	18,600	782,502
Comerica, Inc.^	171,400	4,392,982
Commerce Bancshares, Inc./Missouri^	27,375	1,085,693
Cullen/Frost Bankers, Inc.^	27,200	1,355,920
Fifth Third Bancorp	232,800	2,369,904
First Citizens BancShares, Inc./North Carolina, Class A	2,800	390,572
First Horizon National Corp.^	90,700	673,901
Fulton Financial Corp.^	80,600	810,030
Huntington Bancshares, Inc./Ohio^	596,972	3,444,528

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp	185,500	$2,036,790
M&T Bank Corp.^	96,500	6,807,110
Marshall & Ilsley Corp.^	120,100	1,841,133
National City Corp.	352,300	1,680,471
National City Corp.*†(b)	89,263	383,206
Popular, Inc.^	635,264	4,186,390
Regions Financial Corp.	321,900	3,511,929
Synovus Financial Corp.^	130,100	1,135,773
TCF Financial Corp.^	58,600	704,958
UnionBanCal Corp.	22,100	893,282
Valley National Bancorp^	61,906	976,258
Webster Financial Corp.^	24,300	451,980
Whitney Holding Corp.^	29,700	543,510
Wilmington Trust Corp.^	31,200	824,928
Zions Bancorp^	49,800	1,568,202

		46,269,875

Consumer Finance (0.3%)
AmeriCredit Corp.*^	53,400	460,308
Discover Financial Services	222,000	2,923,740
SLM Corp.*	24,700	477,945
Student Loan Corp.^	1,800	176,544

		4,038,537

Diversified Financial Services (1.4%)
CIT Group, Inc.	538,800	3,669,228
First Pacific Co.	5,366,000	3,385,901
Leucadia National Corp.^	82,200	3,858,468
Moody’s Corp.	91,300	3,144,372
NASDAQ OMX Group, Inc.*	28,500	756,675
PHH Corp.*^	290,200	4,454,570

		19,269,214

Insurance (7.3%)
Alleghany Corp.*	2,354	781,646
Allied World Assurance Co. Holdings Ltd./Bermuda	22,600	895,412
American Financial Group, Inc./Ohio	36,500	976,375
American National Insurance Co.^	7,300	715,546
Aon Corp.	138,400	6,358,096
Arch Capital Group Ltd.*	22,700	1,505,464
Arthur J. Gallagher & Co.^	43,000	1,036,300
Assurant, Inc.	54,800	3,614,608
Axis Capital Holdings Ltd.^	52,900	1,576,949
Brown & Brown, Inc.	40,800	709,512
Cincinnati Financial Corp.	67,500	1,714,500
CNA Financial Corp.	12,700	319,405
Conseco, Inc.*^	85,500	848,160
Endurance Specialty Holdings Ltd.^	24,200	745,118
Erie Indemnity Co., Class A^	13,600	627,640
Everest Reinsurance Group Ltd.	121,500	9,684,765
Fidelity National Financial, Inc., Class A^	99,100	1,248,660
First American Corp.^	42,900	1,132,560
Genworth Financial, Inc., Class A	200,500	3,570,905
Hanover Insurance Group, Inc.	23,800	1,011,500
HCC Insurance Holdings, Inc.	53,400	1,128,876
Lincoln National Corp.	120,100	5,392,490
Markel Corp.*	4,600	1,688,200
Marsh & McLennan Cos., Inc.	237,000	6,292,350
MBIA, Inc.^	99,000	434,610
Mercury General Corp.^	12,300	574,656
Nationwide Financial Services, Inc., Class A	21,400	1,027,414
Old Republic International Corp.	106,800	1,264,512
OneBeacon Insurance Group Ltd.^	11,200	196,784
PartnerReinsurance Ltd.^	25,100	1,735,163

	Number of Shares	Value (Note 1)
Philadelphia Consolidated Holding Corp.*^	17,200	$584,284
Principal Financial Group, Inc.	119,900	5,032,203
Progressive Corp.	313,800	5,874,336
Protective Life Corp.	32,300	1,229,015
Reinsurance Group of America, Inc.^	169,700	7,385,344
RenaissanceReinsurance Holdings Ltd.	29,900	1,335,633
Safeco Corp.	41,700	2,800,572
StanCorp Financial Group, Inc.	22,700	1,065,992
Torchmark Corp.	41,600	2,439,840
Transatlantic Holdings, Inc.^	9,200	519,524
Unitrin, Inc.^	19,100	526,587
Unum Group	387,100	7,916,195
W.R. Berkley Corp.	63,000	1,522,080
Wesco Financial Corp.^	640	244,480
White Mountains Insurance Group Ltd.	4,100	1,758,900
XL Capital Ltd., Class A	82,900	1,704,424

		100,747,585

Real Estate Investment Trusts (REITs) (6.4%)
Alexandria Real Estate Equities, Inc. (REIT)	14,900	1,450,366
AMB Property Corp. (REIT)^	45,400	2,287,252
Annaly Capital Management, Inc. (REIT)	249,100	3,863,541
Apartment Investment & Management Co. (REIT)^	28,677	976,739
AvalonBay Communities, Inc. (REIT)^	35,700	3,183,012
Boston Properties, Inc. (REIT)	55,400	4,998,188
Brandywine Realty Trust (REIT)^	40,600	639,856
BRE Properties, Inc. (REIT)^	22,300	965,144
Camden Property Trust (REIT)^	9,000	398,340
CapitalSource, Inc. (REIT)^	74,200	822,136
CBL & Associates Properties, Inc. (REIT)^	30,700	701,188
Developers Diversified Realty Corp. (REIT)^	55,500	1,926,405
Digital Realty Trust, Inc. (REIT)	9,800	400,918
Douglas Emmett, Inc. (REIT)^	55,100	1,210,547
Duke Realty Corp. (REIT)^	68,000	1,526,600
Equity Residential (REIT)	125,300	4,795,231
Essex Property Trust, Inc. (REIT)^	9,300	990,450
Federal Realty Investment Trust (REIT)^	19,200	1,324,800
General Growth Properties, Inc. (REIT)	49,700	1,740,991
HCP, Inc. (REIT)	96,000	3,053,760
Health Care REIT, Inc. (REIT)^	36,900	1,642,050
Hospitality Properties Trust (REIT)^	43,500	1,064,010
Host Hotels & Resorts, Inc. (REIT)^	241,900	3,301,935
HRPT Properties Trust (REIT)^	104,400	706,788
iStar Financial, Inc. (REIT)^	62,300	822,983
Kilroy Realty Corp. (REIT)	13,800	649,014
Kimco Realty Corp. (REIT)^	99,900	3,448,548
LaSalle Hotel Properties (REIT)^	55,000	1,382,150
Liberty Property Trust (REIT)	215,100	7,130,565
Mack-Cali Realty Corp. (REIT)	30,400	1,038,768
Nationwide Health Properties, Inc. (REIT)	40,500	1,275,345
Plum Creek Timber Co., Inc. (REIT)^	53,400	2,280,714
ProLogis (REIT)	121,400	6,598,090

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Public Storage (REIT)^	58,600	$4,734,294
Rayonier, Inc. (REIT)^	31,900	1,354,474
Regency Centers Corp. (REIT)	32,400	1,915,488
SL Green Realty Corp. (REIT)^	27,000	2,233,440
Taubman Centers, Inc. (REIT)
UDR, Inc. (REIT)	59,400	1,310,958
Ventas, Inc. (REIT)	50,200	2,137,014
Vornado Realty Trust (REIT)	63,000	5,544,000
Weingarten Realty Investors (REIT)	34,500	1,046,040

		88,872,132

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*	51,800	994,560
Jones Lang LaSalle, Inc.	14,800	890,812
St. Joe Co.	6,900	236,808

		2,122,180

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	39,000	783,120
Capitol Federal Financial^	6,500	244,465
Hudson City Bancorp, Inc.	157,000	2,618,760
MGIC Investment Corp.^	57,900	353,769
New York Community Bancorp, Inc.^	158,800	2,832,992
People’s United Financial, Inc.	160,300	2,500,680
Sovereign Bancorp, Inc.^	1,145,700	8,432,352
TFS Financial Corp.^	46,100	534,299
Washington Federal, Inc.^	40,700	736,670
Washington Mutual, Inc.	487,700	2,404,361

		21,441,468

Total Financials		305,546,864

Health Care (5.8%)
Biotechnology (0.6%)
Alkermes, Inc.*^	400,700	4,952,652
ImClone Systems, Inc.*	11,500	465,290
Theravance, Inc.*^	251,000	2,979,370

		8,397,312

Health Care Equipment & Supplies (1.3%)
Advanced Medical Optics, Inc.*	3,300	61,842
Beckman Coulter, Inc.	5,600	378,168
Cooper Cos., Inc.^	143,400	5,327,310
Hill-Rom Holdings, Inc.^	25,000	674,500
Hologic, Inc.*	59,300	1,292,740
Hospira, Inc.*	63,100	2,530,941
Inverness Medical Innovations, Inc.*	17,800	590,426
West Pharmaceutical Services, Inc.^	164,700	7,128,216

		17,984,143

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	65,500	2,619,345
Brookdale Senior Living, Inc.^	15,300	311,508
CIGNA Corp.	112,000	3,963,680
Community Health Systems, Inc.*^	34,500	1,137,810
Coventry Health Care, Inc.*	55,900	1,700,478
DaVita, Inc.*	8,100	430,353
Health Management Associates, Inc., Class A*	38,100	248,031
Health Net, Inc.*	47,000	1,130,820
Henry Schein, Inc.*	3,000	154,710
Humana, Inc.*	107,200	4,263,344
LifePoint Hospitals, Inc.*^	25,100	710,330
Lincare Holdings, Inc.*	3,000	85,200
Omnicare, Inc.^	45,800	1,200,876
Pediatrix Medical Group, Inc.*	3,200	157,536

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	13,100	$634,957
Tenet Healthcare Corp.*	96,300	535,428
Universal Health Services, Inc., Class B	21,900	1,384,518

		20,668,924

Health Care Technology (0.2%)
HLTH Corp.*	60,600	685,992
IMS Health, Inc.	65,700	1,530,810

		2,216,802

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*	17,200	1,099,424
Invitrogen Corp.*	28,400	1,114,984
PerkinElmer, Inc.	30,300	843,855

		3,058,263

Pharmaceuticals (2.0%)
Barr Pharmaceuticals, Inc.*	261,900	11,806,451
Endo Pharmaceuticals Holdings, Inc.*^	257,100	6,219,249
Forest Laboratories, Inc.*	128,900	4,477,986
King Pharmaceuticals, Inc.*	114,200	1,195,674
Mylan, Inc.*	115,100	1,389,257
National City Corp. (PIPE)†(b)	38	3,262,680
Watson Pharmaceuticals, Inc.*	22,900	622,193

		28,973,490

Total Health Care		81,298,934

Industrials (8.8%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.*^	79,700	8,103,896
BE Aerospace, Inc.*	3,000	69,870
DRS Technologies, Inc.	19,200	1,511,424
L-3 Communications Holdings, Inc.	12,800	1,163,136
Spirit Aerosystems Holdings, Inc., Class A*	48,500	930,230

		11,778,556

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	4,400	87,780

Airlines (0.8%)
AMR Corp.*	57,400	293,888
Continental Airlines, Inc., Class B*	45,800	463,038
Copa Holdings S.A., Class A	3,700	104,192
Delta Air Lines, Inc.*	67,400	384,180
Northwest Airlines Corp.*^	767,200	5,109,552
Southwest Airlines Co.	339,000	4,420,560

		10,775,410

Building Products (0.3%)
Armstrong World Industries, Inc.^	9,300	271,746
Masco Corp.^	167,600	2,636,348
Owens Corning, Inc.*^	35,300	803,075
USG Corp.*^	14,000	413,980

		4,125,149

Commercial Services & Supplies (1.9%)
Allied Waste Industries, Inc.*	176,300	2,224,906
Avery Dennison Corp.^	49,300	2,165,749
Cintas Corp.	61,000	1,617,110
Copart, Inc.*^	96,100	4,115,002
Corrections Corp. of America*	6,600	181,302
Dun & Bradstreet Corp.	7,500	657,300
Equifax, Inc.	28,000	941,360
Manpower, Inc.	34,000	1,980,160
Pitney Bowes, Inc.	9,200	313,720
R.R. Donnelley & Sons Co.^	275,700	8,185,533
Republic Services, Inc.	5,300	157,410
Steelcase, Inc., Class A^	28,700	287,861

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
United Stationers, Inc.*^	109,100	$4,031,245

		26,858,658

Construction & Engineering (0.5%)
Aecom Technology Corp.*	4,900	159,397
KBR, Inc.	14,900	520,159
Quanta Services, Inc.*	17,700	588,879
URS Corp.*	151,700	6,366,849

		7,635,284

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	19,300	762,350
Hubbell, Inc., Class B	14,600	582,102
Thomas & Betts Corp.*	26,900	1,018,165

		2,362,617

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.^	24,100	698,900
Teleflex, Inc.	82,900	4,608,411

		5,307,311

Machinery (2.8%)
AGCO Corp.*	30,000	1,572,300
Crane Co.	23,500	905,455
Dover Corp.	51,000	2,466,870
Eaton Corp.	41,800	3,551,746
Flowserve Corp.	14,600	1,995,820
Gardner Denver, Inc.*	24,300	1,380,240
IDEX Corp.	4,200	154,728
Ingersoll-Rand Co., Ltd., Class A	119,700	4,480,371
ITT Corp.	20,400	1,291,932
Kennametal, Inc.	186,400	6,067,320
Lincoln Electric Holdings, Inc.	6,300	495,810
Oshkosh Corp.	10,500	217,245
Pentair, Inc.^	233,700	8,184,174
Terex Corp.*	46,700	2,398,979
Timken Co.	36,300	1,195,722
Toro Co.^	57,200	1,903,044
Trinity Industries, Inc.^	37,500	1,300,875

		39,562,631

Marine (0.1%)
Alexander & Baldwin, Inc.^	19,100	870,005

Road & Rail (0.7%)
Avis Budget Group, Inc.*	46,800	391,716
Con-way, Inc.	17,700	836,502
Hertz Global Holdings, Inc.*	141,300	1,356,480
Kansas City Southern*^	6,500	285,935
Ryder System, Inc.^	17,900	1,232,952
Werner Enterprises, Inc.^	273,500	5,081,630

		9,185,215

Trading Companies & Distributors (0.3%)
GATX Corp.^	18,900	837,837
Genesis Lease Ltd. (ADR)^	173,539	1,792,658
United Rentals, Inc.*^	40,000	784,400
WESCO International, Inc.*	5,200	208,208

		3,623,103

Total Industrials		122,171,719

Information Technology (8.9%)
Communications Equipment (0.7%)
ADC Telecommunications, Inc.*	54,500	804,965
Brocade Communications Systems, Inc.*	149,700	1,233,528
CommScope, Inc.*^
EchoStar Corp., Class A*	18,000	561,960
JDS Uniphase Corp.*^	482,700	5,483,472
Tellabs, Inc.*^	184,100	856,065

		8,939,990

Computers & Peripherals (1.0%)
Diebold, Inc.	5,000	177,900

	Number of Shares	Value (Note 1)
Lexmark International, Inc., Class A*	44,100	$1,474,263
NCR Corp.*	81,100	2,043,720
QLogic Corp.*	61,400	895,826
SanDisk Corp.*	83,600	1,563,320
Seagate Technology	115,900	2,217,167
Sun Microsystems, Inc.*	362,200	3,940,736
Teradata Corp.*	42,500	983,450

		13,296,382

Electronic Equipment & Instruments (2.0%)
Arrow Electronics, Inc.*	372,100	11,430,912
Avnet, Inc.*	39,200	1,069,376
AVX Corp.^	21,000	237,510
Flextronics International Ltd.*	722,681	6,793,201
Ingram Micro, Inc., Class A*	77,200	1,370,300
Jabil Circuit, Inc.	50,200	823,782
Kingboard Laminates Holdings Ltd.	6,910,000	4,076,566
Molex, Inc.	45,000	1,098,450
Tech Data Corp.*	21,000	711,690
Vishay Intertechnology, Inc.*	81,800	725,566

		28,337,353

IT Services (1.8%)
Affiliated Computer Services, Inc., Class A*	30,100	1,610,049
CACI International, Inc., Class A*	189,400	8,668,838
Computer Sciences Corp.*	70,000	3,278,800
Convergys Corp.*	57,200	849,992
DST Systems, Inc.*	3,900	214,695
Electronic Data Systems Corp.	246,400	6,071,296
Fidelity National Information Services, Inc.	69,900	2,580,009
Genpact Ltd.*^	1,500	22,380
SAIC, Inc.*	71,100	1,479,591
Unisys Corp.*	74,100	292,695

		25,068,345

Office Electronics (0.4%)
Xerox Corp.	416,500	5,647,740
Zebra Technologies Corp., Class A*	2,000	65,280

		5,713,020

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*^	245,900	1,433,597
Atmel Corp.*^	74,700	259,956
Cree, Inc.*^	24,400	556,564
Fairchild Semiconductor International, Inc.*	485,800	5,698,434
Integrated Device Technology, Inc.*	43,600	433,384
International Rectifier Corp.*	26,200	503,040
Intersil Corp., Class A	37,800	919,296
KLA-Tencor Corp.	5,000	203,550
Lam Research Corp.*	4,900	177,135
LSI Corp.*	71,500	439,010
Micron Technology, Inc.*	308,400	1,850,400
Novellus Systems, Inc.*^	32,300	684,437
Teradyne, Inc.*	356,700	3,948,669
Varian Semiconductor Equipment Associates, Inc.*^	299,750	10,437,295

		27,544,767

Software (1.0%)
Amdocs Ltd.*	52,500	1,544,550
CA, Inc.	95,900	2,214,331
Cadence Design Systems, Inc.*	119,400	1,205,940
Compuware Corp.*	50,100	477,954
McAfee, Inc.*	193,500	6,584,805
Novell, Inc.*	89,700	528,333

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	65,700	$1,570,230

		14,126,143

Total Information Technology		123,026,000

Materials (7.8%)
Chemicals (3.6%)
Agrium, Inc.	74,700	8,033,238
Ashland, Inc.	29,200	1,407,440
Cabot Corp.^	29,900	726,869
Celanese Corp., Class A	138,300	6,314,778
Chemtura Corp.	103,100	602,104
Cytec Industries, Inc.	37,500	2,046,000
Eastman Chemical Co.	35,300	2,430,758
FMC Corp.^	165,400	12,808,575
Huntsman Corp.	67,000	763,800
Intrepid Potash, Inc.*	6,900	453,882
Lubrizol Corp.	31,600	1,464,028
Nalco Holding Co.	4,800	101,520
PPG Industries, Inc.	67,700	3,883,949
Rhodia S.A.	216,585	3,996,546
Rohm & Haas Co.	9,500	441,180
RPM International, Inc.^	56,500	1,163,900
Scotts Miracle-Gro Co., Class A^	4,200	73,794
Sigma-Aldrich Corp.	28,200	1,518,852
Valspar Corp.^	46,400	877,424

		49,108,637

Construction Materials (0.3%)
Eagle Materials, Inc.	2,200	55,726
Martin Marietta Materials, Inc.	1,400	145,026
Vulcan Materials Co.	50,700	3,030,846

		3,231,598

Containers & Packaging (1.8%)
AptarGroup, Inc.	25,600	1,073,920
Ball Corp.	38,500	1,837,990
Bemis Co., Inc.	46,200	1,035,804
Greif, Inc., Class A^	90,500	5,794,715
Owens-Illinois, Inc.*	135,500	5,648,995
Packaging Corp. of America	36,900	793,719
Pactiv Corp.*^	242,500	5,148,275
Sealed Air Corp.	73,500	1,397,235
Smurfit-Stone Container Corp.*	118,500	482,295
Sonoco Products Co.	46,100	1,426,795
Temple-Inland, Inc.^	49,200	554,484

		25,194,227

Metals & Mining (1.2%)
Carpenter Technology Corp.	20,700	903,555
Century Aluminum Co.*	6,900	458,781
Cleveland-Cliffs, Inc.	49,700	5,923,743
Commercial Metals Co.	52,900	1,994,330
Reliance Steel & Aluminum Co.^	29,000	2,235,610
Schnitzer Steel Industries, Inc., Class A	8,700	997,020
Steel Dynamics, Inc.	56,500	2,207,455
Ternium S.A. (ADR)^	42,100	1,768,200
Titanium Metals Corp.	32,400	453,276

		16,941,970

Paper & Forest Products (0.9%)
Domtar Corp.*	227,400	1,239,330
International Paper Co.	198,100	4,615,730
MeadWestvaco Corp.	80,500	1,919,120
Weyerhaeuser Co.	97,900	5,006,606

		12,780,786

Total Materials		107,257,218

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.9%)
CenturyTel, Inc.	48,800	1,736,792
Citizens Communications Co.^	116,900	1,325,646

	Number of Shares	Value (Note 1)
Embarq Corp.	130,800	$6,182,916
Qwest Communications International, Inc.^	350,500	1,377,465
Windstream Corp.	104,000	1,283,360

		11,906,179

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*^	3,300	42,768
Crown Castle International Corp.*	103,700	4,016,301
Leap Wireless International, Inc.*	22,200	958,374
Telephone & Data Systems, Inc.^	27,700	1,309,379
U.S. Cellular Corp.*^	4,500	254,475

		6,581,297

Total Telecommunication Services		18,487,476

Utilities (10.1%)
Electric Utilities (3.1%)
American Electric Power Co., Inc.	186,000	7,482,780
DPL, Inc.^	48,600	1,282,068
Edison International^	150,900	7,753,242
Great Plains Energy, Inc.^	40,000	1,011,200
Hawaiian Electric Industries, Inc.^	38,900	961,997
Northeast Utilities	346,700	8,851,251
Pepco Holdings, Inc.	93,300	2,393,145
Pinnacle West Capital Corp.^	46,600	1,433,882
Progress Energy, Inc.	121,100	5,065,613
Sierra Pacific Resources	510,300	6,485,913

		42,721,091

Gas Utilities (1.7%)
AGL Resources, Inc.	35,500	1,227,590
Atmos Energy Corp.^	41,800	1,152,426
Energen Corp.	26,900	2,099,007
National Fuel Gas Co.^	37,600	2,236,448
ONEOK, Inc.	48,300	2,358,489
Questar Corp.^	49,800	3,537,792
Southern Union Co.	51,600	1,394,232
UGI Corp.	318,400	9,141,264

		23,147,248

Independent Power Producers & Energy Traders (0.7%)
Constellation Energy Group, Inc.	7,000	574,700
Dynegy, Inc., Class A*	229,400	1,961,370
Mirant Corp.*^	34,500	1,350,675
NRG Energy, Inc.*	68,100	2,921,490
Reliant Energy, Inc.*	160,300	3,409,581

		10,217,816

Multi-Utilities (4.5%)
Alliant Energy Corp.	51,200	1,754,112
Ameren Corp.	97,000	4,096,310
CenterPoint Energy, Inc.	55,800	895,590
CMS Energy Corp.^	104,400	1,555,560
Consolidated Edison, Inc.^	126,300	4,937,067
DTE Energy Co.	75,600	3,208,464
Energy East Corp.	73,300	1,811,976
Integrys Energy Group, Inc.	35,400	1,799,382
MDU Resources Group, Inc.	84,700	2,952,642
NiSource, Inc.^	127,000	2,275,840
NSTAR^	49,500	1,674,090
OGE Energy Corp.	42,600	1,350,846
PG&E Corp.	165,500	6,568,695
Puget Energy, Inc.	60,100	1,441,799
SCANA Corp.	54,000	1,998,000
Sempra Energy	116,000	6,548,200
TECO Energy, Inc.	97,600	2,097,424
Vectren Corp.	35,400	1,104,834
Wisconsin Energy Corp.^	236,700	10,703,574
Xcel Energy, Inc.	199,600	4,005,972

		62,780,377

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American Water Works Co., Inc.*	29,300	$649,874
Aqua America, Inc.^	61,900	988,543

		1,638,417

Total Utilities		140,504,949

Total Common Stocks (88.4%) (Cost $1,478,529,588)		1,226,224,875

INVESTMENT COMPANIES:
Exchange Traded Funds (10.4%)
iShares Morningstar Mid Core Index Fund^	36,166	2,823,841
iShares Morningstar Mid Growth Index Fund^	9,830	934,931
iShares Morningstar Mid Value Index Fund^	307,537	20,946,345
iShares Russell Midcap Growth Index Fund^	6,577	696,373
iShares Russell Midcap Index Fund	10,519	1,007,931
iShares Russell Midcap Value Index Fund^	606,735	78,050,390
iShares S&P MidCap 400 Index Fund	25,755	2,099,033
iShares S&P MidCap 400/BARRA Value Index Fund	501,762	37,140,423

Total Investment Companies (10.4%) (Cost $174,612,273)		143,699,267

	Principal Amount

SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U. S. Treasury Bills
1.71%, 9/25/08 (p)	$390,000	388,393

Short-Term Investments of Cash Collateral for Securities Loaned (28.7%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	618,798	618,798
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	3,403,391	3,403,391
American Express Bank FSB
2.49%, 7/18/08 (l)	618,798	618,798
American Honda Finance Corp.
2.71%, 9/11/08 (l)	464,099	464,099
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	2,536,575	2,536,575
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	2,061,079	2,061,079
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	7,239,941	7,239,941
Bank of Ireland
2.13%, 12/29/08 (l)	3,093,919	3,093,919
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	5,383,546	5,383,546
Bank of Scotland plc/London
3.25%, 7/1/08	4,902,430	4,902,430
2.12%, 7/17/08 (l)	1,299,477	1,299,477

	Principal Amount	Value (Note 1)
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	$3,093,992	$3,093,992
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,423,236	1,423,236
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	6,187,984	6,187,984
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	1,546,996	1,546,996
Beta Finance, Inc.
2.13%, 2/17/09 (l)	2,474,530	2,474,530
2.12%, 5/11/09 (l)	3,711,906	3,711,906
Calyon/New York
2.12%, 10/14/08 (l)	8,352,961	8,352,961
2.16%, 7/2/10 (l)	3,092,692	3,092,692
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	3,898,430	3,898,430
CC USA, Inc.
2.13%, 2/12/09 (l)	2,165,211	2,165,211
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,527,151	3,527,151
Comerica Bank
2.12%, 8/7/08 (l)	1,794,363	1,794,363
2.74%, 1/12/09 (l)	2,846,960	2,846,960
2.50%, 3/16/09 (l)	3,588,869	3,588,869
2.52%, 6/19/09 (l)	3,898,793	3,898,793
2.53%, 6/19/09 (l)	2,227,563	2,227,563
Commerzbank AG/New York
2.60%, 7/14/08	3,093,992	3,093,992
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	1,546,996	1,546,996
Deutsche Bank AG/Singapore
3.50%, 7/1/08	1,529,979	1,529,979
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	30,939,917	30,939,917
2.80%, 7/1/08 (r)	22,049,908	22,049,908
Fifth Third Bancorp
2.49%, 8/22/08 (l)	371,279	371,279
Five Finance, Inc.
2.13%, 2/23/09 (l)	1,237,241	1,237,241
General Electric Capital Corp.
2.58%, 2/19/09 (l)	1,546,996	1,546,996
2.15%, 3/12/10 (l)	2,846,472	2,846,472
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	5,383,546	5,383,546
2.54%, 9/12/08 (l)	1,175,717	1,175,717
2.60%, 12/23/08 (l)	1,578,087	1,578,087
2.16%, 3/27/09(l)	4,826,627	4,826,627
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	108,289,716	108,289,712
2.95%, 7/1/08 (r)	46,409,876	46,409,876
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08 (l)	3,559,402	3,559,402
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	3,093,992	3,093,992
Links Finance LLC
2.12%, 6/22/09 (l)	4,021,182	4,021,182
MassMutual Global Funding II
2.15%, 3/26/10 (l)	5,197,906	5,197,906
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	2,165,794	2,165,794
2.11%, 1/23/09 (l)	2,165,794	2,165,794
2.12%, 3/13/09 (l)	680,678	680,678
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	2,970,232	2,970,232
2.17%, 6/29/09 (l)	1,856,395	1,856,395

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Monumental Global Funding II
2.15%, 3/26/10 (l)	$4,764,747	$4,764,747
2.18%, 5/26/10 (l)	433,159	433,159
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	1,577,936	1,577,936
Morgan Stanley
3.22%, 2/9/09 (l)	3,657,843	3,657,843
New York Life Global Funding
2.50%, 3/30/09 (l)	2,165,794	2,165,794
Pricoa Global Funding I
2.12%, 9/22/08 (l)	5,259,786	5,259,786
2.16%, 12/15/09(l)	1,237,597	1,237,597
2.15%, 6/25/10 (l)	2,784,036	2,784,036
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	495,039	495,039
SLM Corp.
2.87%, 12/15/08 (l)	1,191,465	1,191,465
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	15,469,959	15,469,959
Tango Finance Corp.
2.13%, 6/25/09 (l)	4,082,591	4,082,591
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	1,856,395	1,856,395
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	1,237,597	1,237,597
2.50%, 8/14/08 (l)	1,237,597	1,237,597
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	928,198	928,198
Wells Fargo & Co.
2.62%, 8/3/09 (l)	5,569,185	5,569,185
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	371,279	371,279

Total Short-Term Investments of Cash Collateral for Securities Loaned		398,311,613

	Principal Amount	Value (Note 1)
Time Deposit (0.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08	$8,444,233	$8,444,233

Total Short-Term Investments (29.3%) (Cost/Amortized Cost $407,144,305)		407,144,239

Total Investments (128.1%) (Cost/Amortized Cost $2,060,286,166)		1,777,068,381
Other Assets Less Liabilities (-28.1%)		(389,529,755)

Net Assets (100%)		$1,387,538,626

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $3,645,886 or 0.26% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR  — American Depositary Receipt

PIPE — Private Investment of Public Equity

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

	Number of	Expiration	Original	Value at	Unrealized
Purchase	Contracts	Date	Value	6/30/08	Depreciation
S&P 400 E -Mini	131	September-08	$11,017,948	$10,757,720	$(260,228)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,339,806,636	$433,615,859	$3,645,886	$1,777,068,381
Other Investments*	—	—	—	—

Total	$1,339,806,636	$433,615,859	$3,645,886	$1,777,068,381

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	260,228	—	—	260,228

Total	$260,228	$—	$—	$260,228

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(600,429)	—
Purchases, sales, issuances, and settlements (net)	4,246,315	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$3,645,886	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$(600,429)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$256,726,156
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$407,336,346

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,127,838
Aggregate gross unrealized depreciation	(376,171,646)

Net unrealized depreciation	$(288,043,808)

Federal income tax cost of investments	$2,065,112,189

At June 30, 2008, the Portfolio had loaned securities with a total value of $384,949,473. This was secured by collateral of $398,311,613 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $115 as brokerage commissions with BNP Paribas S.A. and $385 with Sanford C. Bernstein & Co., Inc, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Bank Note (2.2%)
Harris N.A.
3.00%, 7/31/08	$50,000,000	$50,000,000

Certificates of Deposit (39.8%)
American Express Bank FSB
2.77%, 9/15/08	25,000,000	25,000,000
Banco Bilbao Vizcaya Argentaria S.A.
2.80%, 11/17/08	50,000,000	50,000,000
Banco Santander S.A./New York
3.00%, 8/26/08	50,000,000	50,003,795
Bank of Scotland plc
2.72%, 10/2/08	75,000,000	75,000,000
Canadian Imperial Bank of Commerce/New York
2.95%, 8/20/08	75,000,000	75,000,000
Credit Suisse/New York
4.44%, 7/3/08	75,000,000	75,000,000
Depfa Bank plc
2.80%, 7/8/08	50,000,000	50,000,000
2.79%, 9/10/08	50,000,000	50,000,000
Landesbank Baden-Wuerttemberg/New York
2.95%, 9/12/08	50,000,000	50,000,000
Natixis S.A./New York
2.80%, 9/2/08	75,000,000	75,000,000
State Street Bank & Trust Co.
3.00%, 10/20/08	50,000,000	50,000,000
Suntrust Bank
2.55%, 7/8/08	95,000,000	95,000,000
Toronto Dominion Bank Ltd.
4.42%, 7/7/08	50,000,000	50,000,000
UniCredito Italiano S.p.A./New York
2.90%, 7/10/08	25,000,000	25,000,062
2.76%, 9/15/08	25,000,000	25,000,000
Wells Fargo Bank N.A.
2.50%, 7/29/08	100,000,000	99,999,987

Total Certificates of Deposit		920,003,844

Commercial Paper (44.4%)
Abbey National North America LLC
0.00%, 7/1/08 (p)	50,000,000	50,000,000
Allied Irish Banks N.A.
2.84%, 8/19/08 (n)(p)	75,000,000	74,704,979
ANZ National (Int’l) Ltd.
2.96%, 10/23/08 (n)(p)	25,000,000	24,766,063
2.73%, 11/21/08 (n)(p)	50,000,000	49,459,777
Bank of America Corp.
2.75%, 9/9/08 (p)	100,000,000	99,461,389
Bank of Ireland
2.76%, 11/20/08 (n)(p)	50,000,000	49,457,638
CBA (Delaware) Finance, Inc.
2.56%, 8/29/08 (p)	53,448,000	53,221,128
Citigroup Funding, Inc.
3.72%, 7/10/08 (p)	75,000,000	74,922,656
CommerzBank U.S. Finance, Inc.
2.69%, 9/3/08 (p)	75,000,000	74,638,000
Dexia Delaware LLC
2.59%, 9/2/08 (p)	50,000,000	49,770,750
DnB NOR Bank ASA
3.74%, 7/9/08 (n)(p)	50,000,000	49,953,334
3.00%, 10/22/08 (n)(p)	25,000,000	24,764,975
Fortis Funding
2.75%, 10/15/08 (n)(p)	75,000,000	74,392,708
Prudential Funding LLC
0.00%, 7/1/08 (p)	100,000,000	100,000,000
Royal Bank of Scotland Group plc
3.64%, 7/7/08 (n)(p)	50,000,000	49,964,667

	Principal Amount	Value (Note 1)
San Paolo IMI U.S. Financial Corp.
2.45%, 7/9/08 (p)	$75,000,000	$74,954,167
UBS Finance (Delaware) LLC
2.88%, 7/3/08 (p)	50,000,000	49,987,987

Total Commercial Paper		1,024,420,218

Time Deposits (9.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08	216,031	216,031
Key Bank N.A.
2.12%, 7/1/08	108,000,000	108,000,000
Manufactures & Traders Trust Co.
2.25%, 7/1/08	100,000,000	100,000,000

Total Time Deposits		208,216,031

Variable Rate Securities (4.3%)
Citigroup Funding, Inc.
3.20%, 5/8/09 (l)	30,000,000	30,000,000
International Business Machines Corp.
2.48%, 12/8/10 §(l)	2,000,000	2,000,000
Intesa Sanpaolo S.p.A.
2.98%, 5/13/09 (l)	25,000,000	25,000,000
Morgan Stanley Group
2.55%, 8/13/10 (l)	2,250,000	2,250,000
Wachovia Bank N.A.
2.69%, 1/27/09 (l)	40,000,000	40,000,000

Total Variable Rate Securities		99,250,000

Total Investments (99.7%) (Amortized Cost $2,301,890,093)		2,301,890,093
Other Assets Less Liabilities (0.3%)		6,689,447

Net Assets (100%)		$2,308,579,540

Federal Income tax cost of investments		$2,301,890,093

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $2,000,000 or 0.09% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$2,301,890,093	$—	$2,301,890,093
Other Investments*	—	—	—	—

Total	$—	$2,301,890,093	$—	$2,301,890,093

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio has a net capital loss carryforward of $68,289 which expires in the year 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.6%)
Auto Components (1.2%)
Johnson Controls, Inc.	164,000	$4,703,520

Hotels, Restaurants & Leisure (3.4%)
McDonald’s Corp.	243,308	13,678,776

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B^	131,200	7,820,832

Total Consumer Discretionary		26,203,128

Consumer Staples (23.1%)
Beverages (7.6%)
Coca-Cola Co.	320,000	16,633,600
PepsiCo, Inc.	217,140	13,807,933

		30,441,533

Food & Staples Retailing (10.0%)
Costco Wholesale Corp.^	122,700	8,606,178
CVS Caremark Corp.	410,800	16,255,356
Wal-Mart Stores, Inc.	272,500	15,314,500

		40,176,034

Household Products (5.5%)
Colgate-Palmolive Co.	85,753	5,925,532
Procter & Gamble Co.	264,496	16,084,002

		22,009,534

Total Consumer Staples		92,627,101

Energy (19.4%)
Energy Equipment & Services (13.1%)
Cameron International Corp.*	223,900	12,392,865
Halliburton Co.	369,100	19,588,137
Schlumberger Ltd.	189,652	20,374,314

		52,355,316

Oil, Gas & Consumable Fuels (6.3%)
Devon Energy Corp.	107,200	12,881,152
Occidental Petroleum Corp.	138,400	12,436,624

		25,317,776

Total Energy		77,673,092

Financials (2.0%)
Capital Markets (2.0%)
Charles Schwab Corp.	390,900	8,029,086

Total Financials		8,029,086

Health Care (16.1%)
Biotechnology (2.8%)
Gilead Sciences, Inc.*	214,200	11,341,890

Health Care Equipment & Supplies (3.5%)
Stryker Corp.	222,500	13,990,800

Pharmaceuticals (9.8%)
Abbott Laboratories	287,700	15,239,469
Allergan, Inc.	244,000	12,700,200
Schering-Plough Corp.	566,100	11,146,509

		39,086,178

Total Health Care		64,418,868

Industrials (6.2%)
Construction & Engineering (3.2%)
Fluor Corp.	68,700	12,783,696

Electrical Equipment (3.0%)
Emerson Electric Co.	246,500	12,189,425

Total Industrials		24,973,121

Information Technology (25.6%)
Communications Equipment (9.5%)
Juniper Networks, Inc.*^	372,100	8,253,178

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	382,734	$16,981,908
Research In Motion Ltd.*	111,000	12,975,900

		38,210,986

Computers & Peripherals (7.7%)
Apple, Inc.*	98,600	16,509,584
Hewlett-Packard Co.	326,500	14,434,565

		30,944,149

Internet Software & Services (4.4%)
Google, Inc., Class A*	33,045	17,395,549

IT Services (1.6%)
Mastercard, Inc., Class A	24,270	6,444,170

Software (2.4%)
Electronic Arts, Inc.*	217,900	9,681,297

Total Information Technology		102,676,151

Total Common Stocks (99.0%) (Cost $356,559,827)		396,600,547

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.3%)
Allstate Life Global Fund Trusts II
2.51%, 8/27/08 (l)	$145,972	145,972
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	26,540	26,540
American Express Bank FSB
2.49%, 7/18/08 (l)	26,540	26,540
American Honda Finance Corp.
2.71%, 9/11/08 (l)	19,905	19,905
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	108,794	108,794
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	88,400	88,400
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	310,523	310,523
Bank of Ireland
2.13%, 12/29/08 (l)	132,699	132,699
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	230,902	230,902
Bank of Scotland plc/London
2.12%, 7/17/08 (l)	55,735	55,735
3.25%, 7/1/08	210,267	210,267
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	132,702	132,702
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	61,043	61,043
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	265,404	265,404
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	66,351	66,351
Beta Finance, Inc.
2.12%, 5/11/09 (l)	159,205	159,205
2.13%, 2/17/09 (l)	106,133	106,133
Calyon/New York
2.12%, 10/14/08 (l)	358,261	358,261
2.16%, 7/2/10 (l)	132,646	132,646
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	167,205	167,205
CC USA, Inc.
2.13%, 2/12/09 (l)	92,867	92,867
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	151,280	151,280
Comerica Bank
2.12%, 8/7/08 (l)	76,961	76,961
2.50%, 3/16/09 (l)	153,928	153,928

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
2.52%, 6/19/09 (l)	$167,220	$167,220
2.53%, 6/19/09 (l)	95,541	95,541
2.74%, 1/12/09 (l)	122,107	122,107
Commerzbank AG/New York
2.60%, 7/14/08	132,702	132,702
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	66,351	66,351
Deutsche Bank AG/Singapore
3.50%, 7/1/08	65,621	65,621
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	1,327,022	1,327,022
2.80%, 7/1/08 (r)	945,727	945,727
Fifth Third Bancorp
2.49%, 8/22/08 (l)	15,924	15,924
Five Finance, Inc.
2.13%, 2/23/09 (l)	53,066	53,066
General Electric Capital Corp.
2.15%, 3/12/10 (l)	122,086	122,086
2.58%, 2/19/09 (l)	66,351	66,351
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	207,015	207,015
2.54%, 9/12/08 (l)	50,427	50,427
2.60%, 12/23/08 (l)	67,685	67,685
2.62%, 8/18/08 (l)	230,902	230,902
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	4,644,575	4,644,575
2.95%, 7/1/08 (r)	1,990,532	1,990,532
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	152,664	152,664
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	132,702	132,702
Links Finance LLC
2.12%, 6/22/09 (l)	172,470	172,470
MassMutual Global Funding II
2.15%, 3/26/10 (l)	222,940	222,940
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	92,892	92,892
2.12%, 9/25/08 (l)	92,892	92,892
2.12%, 3/13/09 (l)	29,194	29,194
Merrill Lynch & Co., Inc.
2.17%, 6/29/09 (l)	79,621	79,621
2.51%, 5/8/09 (l)	127,394	127,394
Monumental Global Funding II
2.15%, 3/26/10 (l)	204,361	204,361
2.18%, 5/26/10 (l)	18,578	18,578
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	67,678	67,678
Morgan Stanley
3.22%, 2/9/09 (l)	156,886	156,886

	Principal Amount	Value (Note 1)
New York Life Global Funding
2.50%, 3/30/09 (l)	$92,892	$92,892
Pricoa Global Funding I
2.12%, 9/22/08 (l)	225,594	225,594
2.15%, 6/25/10 (l)	119,408	119,408
2.16%, 12/15/09 (l)	53,081	53,081
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	21,232	21,232
SLM Corp.
2.87%, 12/15/08 (l)	51,102	51,102
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	663,511	663,511
Tango Finance Corp.
2.13%, 6/25/09 (l)	175,103	175,103
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	79,621	79,621
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	53,081	53,081
2.50%, 8/14/08 (l)	53,081	53,081
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	39,811	39,811
Wells Fargo & Co.
2.62%, 8/3/09(l)	238,865	238,865
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	15,924	15,924

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,083,695

Time Deposit (0.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	3,293,737	3,293,737

Total Short-Term Investments (5.1%) (Amortized Cost $20,377,432)		20,377,432

Total Investments (104.1%) (Cost/Amortized Cost $376,937,259)		416,977,979
Other Assets Less Liabilities (-4.1%)		(16,267,545)

Net Assets (100%)		$400,710,434

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$396,600,547	$20,377,432	$—	$416,977,979
Other Investments*	—	—	—	—

Total	$396,600,547	$20,377,432	$—	$416,977,979

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$169,120,783
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$102,870,582

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,185,969
Aggregate gross unrealized depreciation	(10,682,953)

Net unrealized appreciation	$39,503,016

Federal income tax cost of investments	$377,474,963

At June 30, 2008, the Portfolio had loaned securities with a total value of $16,596,383. This was secured by collateral of $17,083,695 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $10,104 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $48,893,668 of which $2,496,503 expires in the year 2008, $2,496,503 expires in the year 2009, $33,312,699 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.6%)
Dana Holding Corp.*	24,178	$129,352
Goodyear Tire & Rubber Co.*	161,088	2,872,199
International Automotive Components Group (ADR)*†(b)	1,598	9,216
International Automotive Components Group North America LLC*†(b)	89,176	68,148
Lear Corp.*^	93,898	1,331,474

		4,410,389

Automobiles (1.4%)
Daimler AG	51,148	3,163,217
General Motors Corp.^	338,335	3,890,852
Harley-Davidson, Inc.	84,146	3,051,134

		10,105,203

Diversified Consumer Services (0.5%)
H&R Block, Inc.	114,905	2,458,967
Hillenbrand, Inc.	50,880	1,088,832

		3,547,799

Hotels, Restaurants & Leisure (0.2%)
GHCP Harrah’s Investment LP †(b)	173,925	88,702
Wyndham Worldwide Corp.	65,168	1,167,159

		1,255,861

Household Durables (0.1%)
Beazer Homes USA, Inc.^	76,707	427,258

Leisure Equipment & Products (1.6%)
Eastman Kodak Co.^	279,815	4,037,731
Mattel, Inc.	436,745	7,477,074

		11,514,805

Media (7.2%)
Cablevision Systems Corp. - New York Group, Class A*	97,602	2,205,805
Comcast Corp., Special Class A	757,428	14,209,349
Liberty Media Corp., Capital Series, Class A*	22,485	323,784
Liberty Media Corp., Entertainment Series, Class A*	48,579	1,177,069
News Corp., Class A	808,689	12,162,682
Time Warner Cable, Inc., Class A*	79,693	2,110,271
Time Warner, Inc.	577,867	8,552,432
Viacom, Inc., Class B*	159,346	4,866,427
Virgin Media, Inc.	276,842	3,767,820
WPP Group plc	238,263	2,298,173

		51,673,812

Specialty Retail (1.1%)
Home Depot, Inc.	318,010	7,447,794

Total Consumer Discretionary		90,382,921

Consumer Staples (20.6%)
Beverages (3.5%)
Anheuser-Busch Cos., Inc.	73,946	4,593,526
Brown-Forman Corp., Class B	27,988	2,115,053
Carlsberg A/S, Class B	34,689	3,350,550
Coca-Cola Enterprises, Inc.	297,963	5,154,760
Dr. Pepper Snapple Group, Inc.*	113,036	2,371,495
Pernod-Ricard S.A.^	75,532	7,759,619

		25,345,003

Food & Staples Retailing (4.4%)
Carrefour S.A.	98,577	5,581,156
CVS Caremark Corp.	291,670	11,541,382
Kroger Co.	252,418	7,287,307
Wal-Mart Stores, Inc.	119,694	6,726,803

		31,136,648

	Number of Shares	Value (Note 1)
Food Products (4.2%)
Cadbury plc	477,644	$6,017,575
General Mills, Inc.	46,337	2,815,899
Groupe Danone S.A.^	50,238	3,527,736
Kraft Foods, Inc., Class A	236,428	6,726,377
Nestle S.A. (Registered)	240,130	10,850,571

		29,938,158

Tobacco (8.5%)
Altria Group, Inc.	195,202	4,013,353
British American Tobacco plc	453,665	15,714,168
Imperial Tobacco Group plc	385,765	14,376,498
Japan Tobacco, Inc.	1,118	4,769,544
KT&G Corp.	75,128	6,463,859
Philip Morris International, Inc.	142,557	7,040,890
Reynolds American, Inc.	181,082	8,451,097

		60,829,409

Total Consumer Staples		147,249,218

Energy (3.9%)
Energy Equipment & Services (1.4%)
Exterran Holdings, Inc.*	200	14,298
Pride International, Inc.*	68,838	3,255,349
Seadrill Ltd.	141,658	4,331,900
Transocean, Inc.*	16,183	2,466,128

		10,067,675

Oil, Gas & Consumable Fuels (2.5%)
BP plc	360,950	4,193,324
Royal Dutch Shell plc, Class A^	218,052	8,972,458
Total S.A.	55,234	4,713,405

		17,879,187

Total Energy		27,946,862

Financials (16.9%)
Capital Markets (0.5%)
Cerberus Capital Management Investor LLC I †(b)	1,679,193	874,374
Cerberus Capital Management Investor LLC II †(b)	1,576,496	820,899
Cerberus Capital Management Investor LLC III †(b)	942,293	490,662
Legg Mason, Inc.	27,392	1,193,470

		3,379,405

Commercial Banks (3.8%)
Banco Popolare Scarl	151,425	2,689,277
Danske Bank A/S	187,569	5,425,190
Guaranty Bancorp*	91,672	330,019
Intesa Sanpaolo S.p.A.	564,053	3,221,486
Mitsubishi UFJ Financial Group, Inc.	146,224	1,295,821
Societe Generale S.A.	43,125	3,754,089
Swedbank AB, Class A^	91,829	1,776,367
U.S. Bancorp	309,754	8,639,039

		27,131,288

Consumer Finance (1.1%)
American Express Co.	71,841	2,706,251
SLM Corp.*	279,067	5,399,946

		8,106,197

Diversified Financial Services (1.7%)
CIT Group, Inc.	197,438	1,344,553
Fortis	482,743	7,729,762
Fortis, Inc. (VVPR)	121,918	1,919
JPMorgan Chase & Co.	94,819	3,253,240

		12,329,474

Insurance (8.2%)
Alleghany Corp.*	10,473	3,477,560
Allianz SE (Registered)	23,470	4,134,967
American International Group, Inc.	162,224	4,292,447
Berkshire Hathaway, Inc., Class B*	4,969	19,935,628

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Conseco, Inc.*	169,143	$1,677,898
Hartford Financial Services Group, Inc.	24,847	1,604,371
Old Republic International Corp.	216,972	2,568,948
Prudential Financial, Inc.	53,153	3,175,360
Travelers Cos., Inc.	49,142	2,132,763
White Mountains Insurance Group Ltd.	27,421	11,763,609
Zurich Financial Services AG (Registered)	13,092	3,351,337

		58,114,888

Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)*^	11,957	3,713,844
Link REIT (REIT)	654,429	1,490,610
Ventas, Inc. (REIT)	40,365	1,718,338

		6,922,792

Real Estate Management & Development (0.3%)
Forestar Real Estate Group, Inc.*	49,607	945,013
St. Joe Co.^	38,413	1,318,334

		2,263,347

Thrifts & Mortgage Finance (0.3%)
Fannie Mae	39,200	764,792
Guaranty Financial Group, Inc.*^(b)	37,623	202,035
Washington Mutual, Inc.^	272,892	1,345,358

		2,312,185

Total Financials		120,559,576

Health Care (6.2%)
Health Care Equipment & Supplies (1.2%)
Covidien Ltd.	151,189	7,240,441
Hill-Rom Holdings, Inc.	50,880	1,372,743

		8,613,184

Health Care Providers & Services (2.0%)
Community Health Systems, Inc.*^	120,018	3,958,193
Quest Diagnostics, Inc.	100,374	4,865,128
Tenet Healthcare Corp.*^	955,057	5,310,117

		14,133,438

Life Sciences Tools & Services (0.3%)
MDS, Inc.*	126,759	2,059,818

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	141,928	2,913,782
Novartis AG (Registered)	89,197	4,911,489
Pfizer, Inc.	439,822	7,683,690
Sanofi-Aventis S.A.	2,906	194,132
Valeant Pharmaceuticals International*^	123,733	2,117,072
Watson Pharmaceuticals, Inc.*	60,324	1,639,003

		19,459,168

Total Health Care		44,265,608

Industrials (8.3%)
Aerospace & Defense (0.1%)
GenCorp, Inc.*^	61,276	438,736

Air Freight & Logistics (1.3%)
Deutsche Post AG (Registered)	265,338	6,934,839
TNT N.V.	81,516	2,787,607

		9,722,446

Airlines (0.3%)
ACE Aviation Holdings, Inc., Class A*	94,744	1,491,263
Northwest Airlines Corp.*	102,253	681,005

		2,172,268

Building Products (0.4%)
Owens Corning, Inc.*	118,129	2,687,435

Industrial Conglomerates (5.0%)
Keppel Corp., Ltd.	606,228	4,963,713

	Number of Shares	Value (Note 1)
Koninklijke Philips Electronics N.V.	163,919	$5,577,158
Orkla ASA	892,663	11,462,374
Siemens AG (Registered)	75,303	8,360,908
Tyco International Ltd.	135,855	5,439,634

		35,803,787

Machinery (0.3%)
Federal Signal Corp.^	120,061	1,440,732
SKF AB, Class B	36,022	565,232

		2,005,964

Marine (0.9%)
A.P. Moller - Maersk A/S, Class B	555	6,796,014

Total Industrials		59,626,650

Information Technology (8.7%)
Communications Equipment (1.1%)
Motorola, Inc.	719,310	5,279,736
Telefonaktiebolaget LM Ericsson (Sponsored ADR)^	8,798	91,499
Telefonaktiebolaget LM Ericsson, Class B^	257,330	2,683,347

		8,054,582

Computers & Peripherals (2.2%)
Dell, Inc.*	520,617	11,391,100
Diebold, Inc.	67,631	2,406,311
Lexmark International, Inc., Class A*	55,804	1,865,528

		15,662,939

Electronic Equipment & Instruments (0.9%)
Tyco Electronics Ltd.	187,681	6,722,733

IT Services (1.3%)
Alliance Data Systems Corp.*	80,202	4,535,423
Electronic Data Systems Corp.	178,479	4,397,723

		8,933,146

Semiconductors & Semiconductor Equipment (1.3%)
LSI Corp.*	915,159	5,619,076
Maxim Integrated Products, Inc.	172,545	3,649,327

		9,268,403

Software (1.9%)
Microsoft Corp.	405,231	11,147,905
NAVTEQ Corp.*	30,750	2,367,750

		13,515,655

Total Information Technology		62,157,458

Materials (5.4%)
Chemicals (0.9%)
Huntsman Corp.	96,710	1,102,494
Koninklijke DSM N.V.	57,719	3,396,024
Linde AG^	16,456	2,313,689

		6,812,207

Containers & Packaging (0.2%)
Temple-Inland, Inc.	135,330	1,525,169

Metals & Mining (0.7%)
Alcoa, Inc.	131,779	4,693,968

Paper & Forest Products (3.6%)
Domtar Corp.*	586,052	3,193,983
International Paper Co.	357,517	8,330,146
MeadWestvaco Corp.	86,338	2,058,298
Mondi Ltd.	4,151	25,735
Weyerhaeuser Co.	230,866	11,806,487

		25,414,649

Total Materials		38,445,993

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.6%)
Royal KPN N.V.	220,463	3,783,477

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonica S.A.	151,659	$4,030,598
Verizon Communications, Inc.	96,901	3,430,295

		11,244,370

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	399,671	3,796,875

Total Telecommunication Services		15,041,245

Utilities (5.0%)
Electric Utilities (1.6%)
E.ON AG	24,983	5,040,714
Exelon Corp.	55,691	5,009,962
Iberdrola S.A.^	99,940	1,339,053

		11,389,729

Independent Power Producers & Energy Traders (1.7%)
Constellation Energy Group, Inc.	145,960	11,983,316

Multi-Utilities (1.7%)
Energy East Corp.	142,047	3,511,402
NorthWestern Corp.	16,712	424,819
RWE AG^	46,873	5,920,910
Suez S.A.	34,125	2,323,203

		12,180,334

Total Utilities		35,553,379

Total Common Stocks (89.8%) (Cost $761,071,003)		641,228,910

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Dana Holding Corp. †(b)	2,484	223,560

Total Consumer Discretionary		223,560

Financials (0.2%)
Thrifts & Mortgage Finance (0.2%)
Fannie Mae
8.750%	27,000	1,034,100
Washington Mutual, Inc.
7.750% †(b)	4	202,834

Total Financials		1,236,934

Total Convertible Preferred Stocks (0.2%) (Cost $1,998,400)		1,460,494

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
International Automotive Components Group North America LLC, Term Loan
9.000%, 12/31/49 †(b)	$26,900	22,865

Hotels, Restaurants & Leisure (0.0%)
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15^	510,000	317,475

Total Consumer Discretionary		340,340

Financials (0.7%)
Capital Markets (0.3%)
Cerberus Capital Management Investor LLC I
12.000%, 7/31/12 †(b)	1,473,800	767,424
Cerberus Capital Management Investor LLC II
12.000%, 7/31/12 †(b)	1,473,800	767,424

	Principal Amount	Value (Note 1)
Cerberus Capital Management Investor LLC III
12.000%, 7/31/12 †(b)	$736,900	$383,711

		1,918,559

Diversified Financial Services (0.1%)
Tropicana Entertainment LLC
9.620%, 12/15/14	2,014,000	956,650

Real Estate Management & Development (0.3%)
Realogy Corp., Term Loan
4.698%, 12/15/13 (l)	22,860	19,012
4.721%, 12/15/13 (l)	64,008	53,233
4.725%, 12/15/13 (l)	11,430	9,506
4.755%, 12/15/13 (l)	9,144	7,605
4.764%, 12/15/13 (l)	1,304,458	1,084,875
5.475%, 12/15/13 (l)	490,929	415,887
5.710%, 12/15/13 (l)	221,223	187,407

		1,777,525

Total Financials		4,652,734

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49 (b)	1,510,000	9,438

Total Industrials		9,438

Materials (0.7%)
Chemicals (0.5%)
Solutia Bridge, Term Loan
15.500%, 12/15/13	3,457,000	3,383,539

Paper & Forest Products (0.2%)
Pontus I LLC, Term Loan
5.575%, 7/24/09 †(b)(l)	457,919	489,850
6.475%, 7/24/09 †(b)(l)	550,673	417,594
5.446%, 5/27/49 †(b)(l)	585,538	441,489
Pontus II Trust, Term Loan
6.475%, 6/25/09 †(b)(l)	293,100	222,267

		1,571,200

Total Materials		4,954,739

Total Long-Term Debt Securities (1.4%) (Cost $12,467,090)		9,957,251

SHORT-TERM INVESTMENTS:
Government Securities (8.9%)
Federal Home Loan Bank
1.93%, 7/1/08 (o)(p)	22,400,000	22,398,797
2.08%, 7/2/08 (o)(p)	15,000,000	14,998,267
1.92%, 7/7/08 (o)(p)	2,000,000	1,999,254
2.26%, 7/16/08 (o)(p)	5,000,000	4,994,974
2.02%, 7/30/08 (o)(p)	3,000,000	2,994,960
2.22%, 8/15/08^(o)(p)	3,000,000	2,991,516
2.32%, 9/10/08 (o)(p)	2,446,000	2,434,712
2.41%, 10/1/08 (o)(p)	3,000,000	2,981,448
2.48%, 11/7/08 (o)(p)	3,000,000	2,973,339
2.52%, 12/4/08 (o)(p)	2,000,000	1,978,246
2.70%, 4/9/09 (o)(p)	3,000,000	2,937,726

Total Government Securities		63,683,239

Short-Term Investments of Cash Collateral for Securities Loaned (5.8%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	64,563	64,563
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	355,098	355,098
American Express Bank FSB
2.49%, 7/18/08 (l)	64,563	64,563

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
American Honda Finance Corp.
2.71%, 9/11/08 (l)	$48,422	$48,422
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	264,657	264,657
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	215,046	215,046
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	755,390	755,390
Bank of Ireland
2.13%, 12/29/08 (l)	322,809	322,809
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	561,700	561,700
Bank of Scotland plc/London
3.25%, 7/1/08	511,502	511,502
2.12%, 7/17/08 (l)	135,583	135,583
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	322,816	322,816
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	148,496	148,496
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	645,633	645,633
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	161,408	161,408
Beta Finance, Inc.
2.13%, 2/17/09 (l)	258,184	258,184
2.12%, 5/11/09 (l)	387,287	387,287
Calyon/New York
2.12%, 10/14/08 (l)	871,519	871,519
2.16%, 7/2/10 (l)	322,681	322,681
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	406,749	406,749
CC USA, Inc.
2.13%, 2/12/09 (l)	225,911	225,911
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	368,011	368,011
Comerica Bank
2.12%, 8/7/08 (l)	187,218	187,218
2.74%, 1/12/09 (l)	297,042	297,042
2.50%, 3/16/09 (l)	374,450	374,450
2.52%, 6/19/09 (l)	406,787	406,787
2.53%, 6/19/09 (l)	232,416	232,416
Commerzbank AG/New York
2.60%, 7/14/08	322,816	322,816
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	161,408	161,408
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	3,228,163	3,228,163
2.80%, 7/1/08 (r)	2,300,611	2,300,611
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	159,633	159,633
Fifth Third Bancorp
2.49%, 8/22/08 (l)	38,738	38,738
Five Finance, Inc.
2.13%, 2/23/09 (l)	129,089	129,089
General Electric Capital Corp.
2.58%, 2/19/09 (l)	161,408	161,408
2.15%, 3/12/10 (l)	296,991	296,991
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	561,700	561,700
2.54%, 9/12/08 (l)	122,670	122,670
2.60%, 12/23/08 (l)	164,652	164,652
2.16%, 3/27/09 (l)	503,593	503,593
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	11,298,572	11,298,573
2.95%, 7/1/08 (r)	4,842,245	4,842,245

	Principal Amount	Value (Note 1)
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	$371,376	$371,376
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	322,816	322,816
Links Finance LLC
2.12%, 6/22/09 (l)	419,556	419,556
MassMutual Global Funding II
2.15%, 3/26/10 (l)	542,331	542,331
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	225,971	225,971
2.11%, 1/23/09 (l)	225,971	225,971
2.12%, 3/13/09 (l)	71,020	71,020
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	309,904	309,904
2.17%, 6/29/09 (l)	193,690	193,690
Monumental Global Funding II
2.15%, 3/26/10 (l)	497,137	497,137
2.18%, 5/26/10 (l)	45,194	45,194
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	164,636	164,636
Morgan Stanley
3.22%, 2/9/09 (l)	381,647	381,647
New York Life Global Funding
2.50%, 3/30/09 (l)	225,971	225,971
Pricoa Global Funding I
2.12%, 9/22/08 (l)	548,788	548,788
2.15%, 12/15/09 (l)	129,127	129,127
2.15%, 6/25/10 (l)	290,477	290,477
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	51,651	51,651
SLM Corp.
2.87%, 12/15/08 (l)	124,313	124,313
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,614,082	1,614,082
Tango Finance Corp.
2.13%, 6/25/09 (l)	425,963	425,963
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	193,690	193,690
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	129,127	129,127
2.50%, 8/14/08 (l)	129,127	129,127
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	96,845	96,845
Wells Fargo & Co.
2.62%, 8/3/09 (l)	581,069	581,069
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	38,738	38,738

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,558,448

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08	45,062	45,062

Total Short-Term Investments (14.7%) (Cost/Amortized Cost $105,288,266)		105,286,749

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Options Purchased (0.1%)
S&P 500 Futures December 2008 @ $1,175.00* (Cost $1,041,927)	159	675,750

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (106.2%) (Cost/Amortized Cost $881,866,686)		758,609,154
Other Assets Less Liabilities (-6.2%)		(44,187,066)

Net Assets (100%)		$714,422,088

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6,291,019 or 0.88% of net assets) valued at fair value.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR   — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

At June 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Canadian Dollar, expiring 10/27/08	470	$461,105	$460,315	$(790)
Japanese Yen, expiring 9/19/08	54,249	521,231	513,134	(8,097)
Japanese Yen, expiring 9/19/08	22,000	211,445	208,094	(3,351)
Japanese Yen, expiring 9/19/08	39,124	364,925	370,070	5,145
Norwegian Krone, expiring 11/19/08	7,000	1,327,669	1,355,342	27,673

				$20,580

Foreign Currency Sell Contracts
British Pound, expiring 9/10/08	19,082	$37,343,296	$37,802,216	$(458,920)
British Pound, expiring 9/10/08	400	783,320	792,420	(9,100)
Canadian Dollar, expiring 10/27/08	2,716	2,655,436	2,659,754	(4,318)
Canadian Dollar, expiring 10/27/08	150	146,836	146,909	(73)
Canadian Dollar, expiring 10/27/08	216	213,330	211,466	1,864
Canadian Dollar, expiring 10/27/08	703	699,771	688,991	10,780
Danish Krone, expiring 8/25/08	2,519	526,211	530,173	(3,962)
Danish Krone, expiring 10/23/08	37,649	7,765,985	7,899,296	(133,311)
European Union, expiring 11/13/08	61,458	93,907,248	96,093,979	(2,186,731)
Japanese Yen, expiring 9/19/08	482,519	5,003,935	4,564,065	439,870
Japanese Yen, expiring 9/19/08	19,918	202,568	188,400	14,168
Japanese Yen, expiring 9/19/08	15,000	150,920	141,882	9,038
Japanese Yen, expiring 9/19/08	22,233	220,237	210,301	9,936
Japanese Yen, expiring 9/19/08	45,499	438,881	430,369	8,512
Korean Won, expiring 9/29/08	74,381	75,000	70,905	4,095
Korean Won, expiring 9/29/08	148,683	150,000	141,734	8,266
Korean Won, expiring 9/29/08	148,110	150,000	141,188	8,812
Korean Won, expiring 9/29/08	162,220	165,000	154,639	10,361
Korean Won, expiring 9/29/08	615,129	630,000	586,380	43,620
Korean Won, expiring 9/29/08	291,855	300,000	278,215	21,785
Korean Won, expiring 9/29/08	77,984	80,000	74,339	5,661
Korean Won, expiring 9/29/08	93,720	96,000	89,340	6,660
Korean Won, expiring 9/29/08	155,736	160,000	148,458	11,542
Korean Won, expiring 9/29/08	79,396	80,000	75,685	4,315
Korean Won, expiring 9/29/08	95,376	96,000	90,919	5,081
Korean Won, expiring 9/29/08	83,828	80,000	79,910	90
Korean Won, expiring 9/29/08	83,640	80,000	79,731	269
Korean Won, expiring 9/29/08	83,840	80,000	79,922	78

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won, expiring 9/29/08	83,880	$80,000	$79,960	$40
Korean Won, expiring 9/29/08	166,600	160,000	158,814	1,186
Korean Won, expiring 9/29/08	83,288	80,000	79,395	605
Korean Won, expiring 9/29/08	83,360	80,000	79,464	536
Korean Won, expiring 9/29/08	1,569,750	1,500,000	1,496,386	3,614
Norwegian Krone, expiring 11/19/08	56,749	10,974,564	10,987,849	(13,285)
Norwegian Krone, expiring 11/19/08	1,000	195,402	193,620	1,782
Norwegian Krone, expiring 11/19/08	1,227	240,828	237,571	3,257
Norwegian Krone, expiring 11/19/08	1,148	219,986	222,182	(2,196)
Norwegian Krone, expiring 11/19/08	1,350	265,325	261,387	3,938
Singapore Dollar, expiring 7/24/08	2,588	1,817,356	1,904,163	(86,807)
Singapore Dollar, expiring 7/24/08	300	212,164	220,737	(8,573)
Singapore Dollar, expiring 7/24/08	318	232,030	233,783	(1,753)
Singapore Dollar, expiring 7/24/08	150	109,856	110,369	(513)
Swedish Krona, expiring 9/16/08	30,026	4,905,460	4,964,512	(59,052)
Swiss Franc, expiring 7/7/08	4,875	4,710,145	4,772,472	(62,327)
Swiss Franc, expiring 7/7/08	2,625	2,534,762	2,569,792	(35,030)
Swiss Franc, expiring 7/7/08	2,458	2,372,547	2,406,195	(33,648)
Swiss Franc, expiring 7/7/08	300	291,829	293,691	(1,862)
Swiss Franc, expiring 7/7/08	260	257,713	254,532	3,181
Swiss Franc, expiring 7/7/08	150	150,687	146,845	3,842
Swiss Franc, expiring 7/7/08	219	215,416	214,253	1,163
Swiss Franc, expiring 7/7/08	216	212,592	211,112	1,480
Swiss Franc, expiring 7/7/08	236	223,564	230,685	(7,121)

				$(2,459,155)

				$(2,438,575)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$416,223,886	$336,084,812	$6,300,456	$758,609,154
Other Investments*	—	682,245	—	682,245

Total	$416,223,886	$336,767,057	$6,300,456	$759,291,399

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	3,120,820	—	3,120,820

Total	$—	$3,120,820	$—	$3,120,820

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,688,095	$—
Total gains or losses (realized/unrealized) included in earnings	(2,898,064)	—
Purchases, sales, issuances, and settlements (net)	850,523	—
Transfers in and/or out of Level 3	1,659,902	—

Balance as of 6/30/08	$6,300,456	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$(3,300,939)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$229,499,735
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$94,793,441

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,540,264
Aggregate gross unrealized depreciation	(141,129,768)

Net unrealized depreciation	$(123,589,504)

Federal income tax cost of investments	$882,198,658

At June 30, 2008, the Portfolio had loaned securities with a total value of $40,075,101. This was secured by collateral of $41,558,448 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $5,341 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
Aristocrat Leisure Ltd.	19,776	$121,712

Bermuda (0.9%)
ACE Ltd.	15,900	875,931
XL Capital Ltd., Class A	21,760	447,386

Total Bermuda		1,323,317

Brazil (1.3%)
Cia de Bebidas das Americas (Preference ADR)	15,670	992,694
Empresa Brasileira de Aeronautica S.A. (ADR)	37,290	988,185

Total Brazil		1,980,879

Canada (1.6%)
Husky Energy, Inc.	51,360	2,458,954

Finland (1.3%)
Fortum Oyj	39,510	2,006,782

France (5.7%)
LVMH Moet Hennessy Louis Vuitton S.A.^	23,900	2,505,362
NicOx S.A.*^	10,414	148,715
Sanofi-Aventis S.A.	21,050	1,406,223
Societe Generale S.A.	12,873	1,120,612
Technip S.A.	24,780	2,293,684
Total S.A.	14,450	1,233,094

Total France		8,707,690

Germany (7.3%)
Allianz SE (Registered)	11,885	2,093,912
Bayerische Motoren Werke (BMW) AG^	31,871	1,532,977
Bayerische Motoren Werke (BMW) AG (Preference)	10,051	398,943
Porsche Automobil Holding SE (Preference)	7,411	1,142,205
SAP AG^	45,893	2,403,242
Siemens AG (Registered)	31,260	3,470,805

Total Germany		11,042,084

India (2.6%)
Dish TV India Ltd.*	114,800	80,180
Hindustan Unilever Ltd.	200,000	962,928
ICICI Bank Ltd. (ADR)*	11,860	341,094
Infosys Technologies Ltd.	49,200	1,986,068
Wire and Wireless India Ltd.*	103,800	51,870
Zee Entertainment Enterprises Ltd.	114,100	530,389

Total India		3,952,529

Ireland (0.2%)
Experian Group Ltd.	49,360	367,462

Italy (1.0%)
Bulgari S.p.A.^	81,210	820,230
Tod’s S.p.A^	13,600	747,083

Total Italy		1,567,313

Japan (12.1%)
Chugai Pharmaceutical Co., Ltd.^	32,450	519,212
Fanuc Ltd.	5,300	517,597
Hoya Corp.	41,943	969,723
KDDI Corp.	269	1,661,854
Keyence Corp.	4,100	976,494
Kyocera Corp.	8,220	774,121
Mitsubishi Electric Corp.	72,000	776,381
Murata Manufacturing Co., Ltd.	25,420	1,196,968

	Number of Shares	Value (Note 1)
Nidec Corp.	7,060	$470,068
Nintendo Co., Ltd.	1,840	1,037,962
Secom Co., Ltd.	16,486	801,128
Sega Sammy Holdings, Inc.^	25,100	218,888
Seven & I Holdings Co., Ltd.	21,213	605,315
Shionogi & Co., Ltd.	72,300	1,426,458
Sony Corp.	58,750	2,567,218
Sony Financial Holdings, Inc.	102	410,171
Square Enix Co., Ltd.^	27,379	809,625
Sumitomo Mitsui Financial Group, Inc.	200	1,504,921
Toyota Motor Corp.	22,449	1,059,184

Total Japan		18,303,288

Mexico (2.9%)
Fomento Economico Mexicano S.A.B. de C.V.	375,420	1,708,721
Grupo Modelo S.A.B. de C.V., Series C	159,610	812,358
Grupo Televisa S.A. (Sponsored ADR)	77,930	1,840,707

Total Mexico		4,361,786

Netherlands (2.9%)
European Aeronautic Defence and Space Co. N.V^	64,480	1,222,308
Koninklijke Philips Electronics N.V.	59,040	2,008,768
TNT N.V	33,700	1,152,440

Total Netherlands		4,383,516

Norway (0.6%)
Tandberg ASA^	51,180	839,066

South Korea (0.8%)
SK Telecom Co., Ltd. (ADR)	62,010	1,287,948

Spain (0.9%)
Inditex S.A.	30,860	1,421,671

Sweden (7.1%)
Assa Abloy AB, Class B	108,300	1,568,992
Hennes & Mauritz AB, Class B	54,790	2,970,375
Investor AB, Class B	65,677	1,387,707
Telefonaktiebolaget LM Ericsson, Class B	466,538	4,864,895

Total Sweden		10,791,969

Switzerland (3.5%)
Basilea Pharmaceutica AG (Registered)*	1,082	176,247
Credit Suisse Group AG (Registered)	46,016	2,112,623
Roche Holding AG	17,209	3,099,658

Total Switzerland		5,388,528

Taiwan (2.1%)
MediaTek, Inc.	125,236	1,444,094
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	159,000	1,734,690

Total Taiwan		3,178,784

United Kingdom (11.5%)
3i Group plc	42,800	703,322
BP plc (ADR)	22,230	1,546,541
Burberry Group plc	67,660	610,501
Cadbury plc	101,703	1,281,300
Diageo plc	47,316	870,837
HSBC Holdings plc^	109,130	1,692,112
Prudential plc	111,990	1,188,948
Reckitt Benckiser Group plc	34,110	1,729,124
Royal Bank of Scotland Group plc	390,608	1,672,770

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Smith & Nephew plc	68,790	$759,087
Tesco plc	202,255	1,487,768
Vodafone Group plc	1,077,210	3,200,223
WPP Group plc	70,020	675,380

Total United Kingdom		17,417,913

United States (32.6%)
3M Co	23,410	1,629,102
ACADIA Pharmaceuticals, Inc.*^	14,300	52,767
Adobe Systems, Inc.*	55,330	2,179,449
Aetna, Inc.	14,000	567,420
Aflac, Inc.	24,000	1,507,200
Altera Corp.	60,380	1,249,866
American International Group, Inc.	54,400	1,439,424
Automatic Data Processing, Inc.	49,610	2,078,659
Boeing Co.	10,540	692,689
Carnival Corp.	52,320	1,724,467
Citigroup, Inc.	52,200	874,872
Colgate-Palmolive Co.	16,900	1,167,790
Corning, Inc.	81,880	1,887,334
Cree, Inc.*^	35,020	798,806
Dr. Pepper Snapple Group, Inc.*	19,105	400,823
eBay, Inc.*	92,760	2,535,131
Emerson Electric Co.	37,280	1,843,496
Gilead Sciences, Inc.*	22,540	1,193,493
InterMune, Inc.*^	13,600	178,432
International Game Technology	20,650	515,837
Intuit, Inc.*	69,340	1,911,704
Juniper Networks, Inc.*	103,260	2,290,307
Linear Technology Corp.	24,930	811,970
Lockheed Martin Corp.	10,250	1,011,265
Maxim Integrated Products, Inc.	55,740	1,178,901
McDonald’s Corp.	28,100	1,579,782
Microsoft Corp.	91,280	2,511,113
Northrop Grumman Corp.	13,130	878,397
Raytheon Co.	19,980	1,124,474
Regeneron Pharmaceuticals, Inc.*	8,600	124,184
Seattle Genetics, Inc.*^	25,300	214,038
Shuffle Master, Inc.*^	13,900	68,666
Sirius Satellite Radio, Inc.*^	472,020	906,278
Theravance, Inc.*^	22,410	266,007
Tiffany & Co.	40,320	1,643,040
Transocean, Inc.*	17,163	2,615,470
United Parcel Service, Inc., Class B	6,600	405,702
Wal-Mart Stores, Inc.	37,730	2,120,426
Walt Disney Co.	60,700	1,893,840
WellPoint, Inc.*	8,300	395,578
Xilinx, Inc.	40,390	1,019,847

Total United States		49,488,046

Total Common Stocks (99.0%) (Cost $171,519,434)		150,391,237

	Principal Amount
CONVERTIBLE BOND:
United States (0.1%)
Theravance, Inc.
3.000%, 1/15/15 (Cost $105,000)	$105,000	74,812

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	17,093	17,093

	Principal Amount	Value (Note 1)
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	$94,011	$94,011
American Express Bank FSB
2.49%, 7/18/08 (l)	17,093	17,093
American Honda Finance Corp.
2.71%, 9/11/08 (l)	12,820	12,820
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	70,067	70,067
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	56,932	56,932
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	199,986	199,986
Bank of Ireland
2.13%, 12/29/08 (l)	85,462	85,462
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	148,708	148,708
Bank of Scotland plc/London
3.25%, 7/1/08	135,418	135,418
2.12%, 7/17/08 (l)	35,895	35,895
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	85,464	85,464
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	39,314	39,314
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	170,928	170,928
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	42,732	42,732
Beta Finance, Inc.
2.13%, 2/17/09 (l)	68,353	68,353
2.12%, 5/11/09 (l)	102,533	102,533
Calyon/New York
2.12%, 10/14/08 (l)	230,730	230,730
2.16%, 7/2/10 (l)	85,428	85,428
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	107,685	107,685
CC USA, Inc.
2.13%, 2/12/09 (l)	59,809	59,809
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	97,429	97,429
Comerica Bank
2.12%, 8/7/08 (l)	49,565	49,565
2.74%, 1/12/09 (l)	78,641	78,641
2.50%, 3/16/09 (l)	99,134	99,134
2.52%, 6/19/09 (l)	107,695	107,695
2.53%, 6/19/09 (l)	61,531	61,531
Commerzbank AG/New York
2.60%, 7/14/08	85,464	85,464
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	42,732	42,732
Deutsche Bank AG/Singapore
3.50%, 7/1/08	42,262	42,262
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	854,641	854,641
2.80%, 7/1/08 (r)	609,076	609,076
Fifth Third Bancorp
2.49%, 8/22/08 (l)	10,256	10,256
Five Finance, Inc.
2.13%, 2/23/09 (l)	34,176	34,176
General Electric Capital Corp.
2.58%, 2/19/09 (l)	42,732	42,732
2.15%, 3/12/10 (l)	78,627	78,627
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	148,708	148,708
2.54%, 9/12/08 (l)	32,476	32,476
2.60%, 12/23/08 (l)	43,591	43,591
2.16%, 3/27/09 (l)	133,324	133,324

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	$2,991,245	$2,991,245
2.95%, 7/1/08 (r)	1,281,961	1,281,961
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	98,320	98,320
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	85,464	85,464
Links Finance LLC
2.12%, 6/22/09 (l)	111,076	111,076
MassMutual Global Funding II
2.15%, 3/26/10 (l)	143,580	143,580
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	59,825	59,825
2.11%, 1/23/09 (l)	59,825	59,825
2.12%, 3/13/09 (l)	18,802	18,802
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	82,046	82,046
2.17%, 6/29/09 (l)	51,279	51,279
Monumental Global Funding II
2.15%, 3/26/10 (l)	131,615	131,615
2.18%, 5/26/10 (l)	11,965	11,965
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	43,587	43,587
Morgan Stanley
3.22%, 2/9/09 (l)	101,039	101,039
New York Life Global Funding
2.50%, 3/30/09 (l)	59,825	59,825
Pricoa Global Funding I
2.12%, 9/22/08 (l)	145,289	145,289
2.16%, 12/15/09 (l)	34,186	34,186
2.15%, 6/25/10 (l)	76,902	76,902
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	13,674	13,674
SLM Corp.
2.87%, 12/15/08 (l)	32,911	32,911
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	427,321	427,321
Tango Finance Corp.
2.13%, 6/25/09 (l)	112,772	112,772
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	51,279	51,279
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	34,186	34,186
2.50%, 8/14/08 (l)	34,186	34,186
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	25,639	25,639
Wells Fargo & Co.
2.62%, 8/3/09 (l)	153,835	153,835

	Principal Amount	Value (Note 1)
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	$10,256	$10,256

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,002,411

Time Deposit (2.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08	3,920,732	3,920,732

Total Short-Term Investments (9.8%) (Amortized Cost $14,923,143)		14,923,143

Total Investments (108.9%) (Cost/Amortized Cost $186,547,577)		165,389,192
Other Assets Less Liabilities (-8.9%)		(13,514,642)

Net Assets (100.0%)		$151,874,550

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$64,523,254	$100,865,938	$—	$165,389,192
Other Investments*	—	—	—	—

Total	$64,523,254	$100,865,938	$—	$165,389,192

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59,639,434
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,826,793

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,568,980
Aggregate gross unrealized depreciation	(24,868,432)

Net unrealized depreciation	$(21,299,452)

Federal income tax cost of investments	$186,688,644

At June 30, 2008, the Portfolio had loaned securities with a total value of $11,136,863. This was secured by collateral of $11,002,411 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $808,253 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $223 as brokerage commissions with BNP Paribas S.A. and $2,267 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Auto Components (0.7%)
Autoliv, Inc.	1,190	$55,478
BorgWarner, Inc.	1,420	63,019
Fuel Systems Solutions, Inc.*	280	10,780
Gentex Corp.	3,420	49,385
Goodyear Tire & Rubber Co.*	2,130	37,978
Lear Corp.*	1,620	22,972
Stoneridge, Inc.*	430	7,336
TRW Automotive Holdings Corp.*	2,420	44,697
WABCO Holdings, Inc.	950	44,137

		335,782

Automobiles (0.3%)
Ford Motor Co.*^	30,286	145,676

Distributors (0.2%)
Genuine Parts Co.	650	25,792
LKQ Corp.*	3,090	55,836

		81,628

Diversified Consumer Services (0.2%)
H&R Block, Inc.	1,990	42,586
Regis Corp.	400	10,540
Service Corp. International	3,730	36,778
Stewart Enterprises, Inc., Class A^	1,340	9,648

		99,552

Hotels, Restaurants & Leisure (0.5%)
Bob Evans Farms, Inc.	630	18,018
Carnival Corp.	240	7,910
CBRL Group, Inc.	420	10,294
CEC Entertainment, Inc.*	320	8,963
Chipotle Mexican Grill, Inc., Class B*	36	2,713
Denny’s Corp.*	1,510	4,288
International Speedway Corp., Class A	410	16,002
Jack in the Box, Inc.*	870	19,497
McDonald’s Corp.	1,680	94,450
Papa John’s International, Inc.*	320	8,509
Speedway Motorsports, Inc.	320	6,522
WMS Industries, Inc.*	430	12,801
Wyndham Worldwide Corp.	3,180	56,954
Yum! Brands, Inc.	490	17,194

		284,115

Household Durables (0.4%)
American Greetings Corp., Class A^	1,580	19,497
Champion Enterprises, Inc.*	2,350	13,747
Lennar Corp., Class A^	2,500	30,850
National Presto Industries, Inc.	120	7,702
NVR, Inc.*	100	50,008
Ryland Group, Inc.	510	11,123
Snap-On, Inc	1,070	55,651
Stanley Works	600	26,898

		215,476

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	600	3,870
IAC/InterActiveCorp*	2,950	56,876
Liberty Media Corp., Interactive, Class A*	5,340	78,819
Netflix, Inc.*^	720	18,770
priceline.com, Inc.*	520	60,039
Stamps.com, Inc.*	410	5,117

		223,491

Leisure Equipment & Products (0.4%)
Brunswick Corp.^	1,660	17,596
Callaway Golf Co.	1,670	19,756

	Number of Shares	Value (Note 1)
Hasbro, Inc.	1,790	$63,939
Leapfrog Enterprises, Inc.*	930	7,738
Mattel, Inc.	3,970	67,966
Polaris Industries, Inc.^	330	13,325

		190,320

Media (3.0%)
Belo Corp., Class A	970	7,091
Cablevision Systems Corp. - New York Group, Class A*	2,820	63,732
CBS Corp., Class B	14,610	284,749
Comcast Corp., Class A	2,630	49,891
Cox Radio, Inc., Class A*	530	6,254
DIRECTV Group, Inc.*	12,460	322,839
DreamWorks Animation SKG, Inc., Class A*	1,750	52,167
Getty Images, Inc.*	320	10,858
Harte-Hanks, Inc.^	940	10,763
Interactive Data Corp.	10	251
Marvel Entertainment, Inc.*	400	12,856
News Corp., Class A	5,320	80,013
Regal Entertainment Group, Class A	390	5,959
Scholastic Corp.*^	390	11,177
Time Warner Cable, Inc., Class A*	3,250	86,060
Time Warner, Inc.	24,870	368,076
Viacom, Inc., Class B*	550	16,797
Walt Disney Co.	5,960	185,952

		1,575,485

Multiline Retail (0.3%)
Big Lots, Inc.*^	2,470	77,163
Dollar Tree, Inc.*	1,690	55,246
Fred’s, Inc., Class A	810	9,104

		141,513

Specialty Retail (3.5%)
Aeropostale, Inc.*	1,690	52,948
American Eagle Outfitters, Inc.	2,580	35,165
AutoNation, Inc.*^	4,430	44,389
AutoZone, Inc.*	580	70,186
bebe stores, Inc.	1,250	12,013
Best Buy Co., Inc.	8,590	340,164
Brown Shoe Co., Inc.	690	9,350
Dress Barn, Inc.*	1,230	16,457
Finish Line, Inc., Class A*	1,350	11,745
Foot Locker, Inc.	1,600	19,920
Gap, Inc.	19,630	327,232
Gymboree Corp.*	310	12,422
Jo-Ann Stores, Inc.*^	440	10,133
Limited Brands, Inc.	3,740	63,019
New York & Co., Inc.*	1,100	10,043
Office Depot, Inc.*	4,260	46,604
OfficeMax, Inc.	810	11,259
Penske Auto Group, Inc.^	1,230	18,130
RadioShack Corp.	1,850	22,700
Rent-A-Center, Inc.*	1,060	21,804
Ross Stores, Inc.	1,800	63,936
Sally Beauty Holdings, Inc.*^	2,860	18,476
Staples, Inc.	6,350	150,812
TJX Cos., Inc.	11,700	368,199
Tractor Supply Co.*	650	18,876
Urban Outfitters, Inc.*	1,750	54,582
Wet Seal, Inc., Class A*	1,970	9,397

		1,839,961

Textiles, Apparel & Luxury Goods (0.3%)
Carter’s, Inc.*	390	5,390
Columbia Sportswear Co.	60	2,205
Fossil, Inc.*	670	19,477
Hanesbrands, Inc.*	2,010	54,552

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Apparel Group, Inc.	1,120	$15,400
Liz Claiborne, Inc.	1,460	20,659
Perry Ellis International, Inc.*	460	9,761
Skechers U.S.A., Inc., Class A*	290	5,730
Wolverine World Wide, Inc.	820	21,869

		155,043

Total Consumer Discretionary		5,288,042

Consumer Staples (5.1%)
Beverages (0.8%)
Coca-Cola Co.	3,200	166,336
Pepsi Bottling Group, Inc.	1,290	36,017
PepsiCo, Inc.	3,760	239,098

		441,451

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	890	20,621
Kroger Co.	14,220	410,532
Longs Drug Stores Corp.	380	16,002
Safeway, Inc.	8,620	246,101
Wal-Mart Stores, Inc.	2,790	156,798

		850,054

Food Products (0.3%)
ConAgra Foods, Inc.	1,440	27,763
Darling International, Inc.*	790	13,051
Del Monte Foods Co.	1,780	12,638
Fresh Del Monte Produce, Inc.*	920	21,684
Omega Protein Corp.*	430	6,429
Tyson Foods, Inc., Class A	4,220	63,047

		144,612

Household Products (0.8%)
Procter & Gamble Co.	6,530	397,089

Personal Products (0.2%)
Chattem, Inc.*^	200	13,010
Herbalife Ltd.	1,390	53,862
NBTY, Inc.*	720	23,083
Nu Skin Enterprises, Inc., Class A	600	8,952
Prestige Brands Holdings, Inc.*	910	9,701

		108,608

Tobacco (1.4%)
Altria Group, Inc.	6,700	137,752
Lorillard, Inc.*	2,007	138,804
Philip Morris International, Inc.	7,750	382,773
Reynolds American, Inc.	790	36,869
Universal Corp.	750	33,915

		730,113

Total Consumer Staples		2,671,927

Energy (21.8%)
Energy Equipment & Services (3.0%)
Bristow Group, Inc.*	400	19,796
Dresser-Rand Group, Inc.*	1,480	57,868
ENSCO International, Inc.	20	1,615
FMC Technologies, Inc.*	870	66,929
Grey Wolf, Inc.*	2,720	24,562
Gulf Island Fabrication, Inc.	200	9,786
Halliburton Co.	4,140	219,710
Lufkin Industries, Inc.	270	22,486
Newpark Resources, Inc.*	1,270	9,982
Noble Corp.	5,940	385,862
North American Energy Partners, Inc.*	300	6,504
Oil States International, Inc.*	910	57,730
Patterson-UTI Energy, Inc.	1,890	68,115
Pioneer Drilling Co.*	580	10,910
Schlumberger Ltd.	3,490	374,931
SEACOR Holdings, Inc.*	300	26,853
Transocean, Inc.*	910	138,675

	Number of Shares	Value (Note 1)
Unit Corp.*	720	$59,738

		1,562,052

Oil, Gas & Consumable Fuels (18.8%)
Anadarko Petroleum Corp.	5,980	447,543
Apache Corp.	3,610	501,790
Arch Coal, Inc.^	960	72,029
Arlington Tankers Ltd.	150	3,483
Bois d’Arc Energy, Inc.*	180	4,376
Callon Petroleum Co.*	320	8,755
Chesapeake Energy Corp.	7,360	485,466
Chevron Corp.	12,430	1,232,186
ConocoPhillips	10,600	1,000,534
Continental Resources, Inc.*	750	51,990
Delta Petroleum Corp.*^	460	11,739
Denbury Resources, Inc.*	2,170	79,205
Devon Energy Corp.	1,320	158,611
El Paso Corp.	980	21,305
Energy Partners Ltd.*	480	7,162
Exxon Mobil Corp.	25,170	2,218,232
Gasco Energy, Inc.*^	2,390	9,919
General Maritime Corp.	390	10,132
Hess Corp.	3,710	468,165
Knightsbridge Tankers Ltd.	330	10,629
Marathon Oil Corp.	9,080	470,980
Mariner Energy, Inc.*	1,620	59,891
Massey Energy Co.	850	79,688
Murphy Oil Corp.	1,560	152,958
Noble Energy, Inc.	3,840	386,150
Occidental Petroleum Corp.	7,850	705,401
Overseas Shipholding Group, Inc.	680	54,074
Plains Exploration & Production Co.*	1,050	76,619
Rosetta Resources, Inc.*	800	22,800
Spectra Energy Corp.	5,200	149,448
Stone Energy Corp.*	910	59,978
Swift Energy Co.*	400	26,424
Teekay Tankers Ltd., Class A	270	6,267
VAALCO Energy, Inc.*	1,260	10,672
Valero Energy Corp.	8,200	337,676
VeraSun Energy Corp.*^	1,430	5,906
W&T Offshore, Inc.	1,190	69,627
Whiting Petroleum Corp.*	290	30,763
Williams Cos., Inc.	840	33,860
XTO Energy, Inc.	3,520	241,155

		9,783,588

Total Energy		11,345,640

Financials (9.0%)
Capital Markets (1.0%)
Bank of New York Mellon Corp.	1,090	41,235
BlackRock, Inc.	750	132,750
GAMCO Investors, Inc., Class A	60	2,977
Goldman Sachs Group, Inc.	1,140	199,386
Invesco Ltd.	2,640	63,307
Knight Capital Group, Inc., Class A*	1,380	24,812
TD Ameritrade Holding Corp.*	3,520	63,677

		528,144

Commercial Banks (0.7%)
BancFirst Corp.	10	428
City Holding Co.	210	8,562
Colonial BancGroup, Inc.^	2,400	10,608
Community Bank System, Inc.	450	9,279
First Horizon National Corp.	2,760	20,507
Frontier Financial Corp.^	850	7,242
International Bancshares Corp.	460	9,830
MainSource Financial Group, Inc.	250	3,875
National Penn Bancshares, Inc.	1,080	14,342
NBT Bancorp, Inc.	340	7,007

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Old National Bancorp/Indiana^	1,300	$18,538
Pacific Capital Bancorp N.A.^	1,140	15,709
Park National Corp.^	120	6,468
Popular, Inc.^	5,620	37,036
Simmons First National Corp., Class A	130	3,636
Southside Bancshares, Inc.	150	2,766
Sterling Bancorp/New York	340	4,063
Susquehanna Bancshares, Inc.	1,170	16,017
TCF Financial Corp.^	1,250	15,038
Tompkins Financial Corp.	90	3,348
UnionBanCal Corp.	110	4,446
Wachovia Corp.	5,104	79,265
Webster Financial Corp.	1,080	20,088
Wells Fargo & Co.	1,650	39,188
WesBanco, Inc.	160	2,744
Westamerica Bancorp^	320	16,829

		376,859

Consumer Finance (0.2%)
Cash America International, Inc.	600	18,600
Discover Financial Services	5,070	66,772
EZCORP, Inc., Class A*	750	9,562
Student Loan Corp.	70	6,866
World Acceptance Corp.*^	270	9,091

		110,891

Diversified Financial Services (1.2%)
Bank of America Corp.	5,560	132,717
Citigroup, Inc.	4,600	77,096
Encore Capital Group, Inc.*	100	883
Financial Federal Corp.	130	2,855
JPMorgan Chase & Co.	8,910	305,702
Leucadia National Corp.	1,160	54,450
NASDAQ OMX Group, Inc.*	1,990	52,835

		626,538

Insurance (5.6%)
ACE Ltd.	5,590	307,953
Alleghany Corp.*	20	6,641
Allied World Assurance Co. Holdings Ltd./Bermuda	890	35,262
American Equity Investment Life Holding Co.*	910	7,417
American Financial Group, Inc./Ohio	1,920	51,360
American National Insurance Co.	30	2,941
American Physicians Capital, Inc.	150	7,266
Amerisafe, Inc.*	320	5,101
Amtrust Financial Services, Inc.^	350	4,410
Aon Corp.	960	44,102
Arch Capital Group Ltd.*	850	56,372
Aspen Insurance Holdings Ltd.	1,390	32,901
Assurant, Inc.	1,160	76,514
Axis Capital Holdings Ltd.	2,080	62,005
Berkshire Hathaway, Inc., Class B*	70	280,840
Brown & Brown, Inc.	2,360	41,040
Chubb Corp.	7,540	369,535
Cincinnati Financial Corp.	1,000	25,400
CNA Financial Corp.	1,790	45,018
Conseco, Inc.*	1,680	16,666
Darwin Professional Underwriters, Inc.*	180	5,544
Employers Holdings, Inc.	550	11,385
Endurance Specialty Holdings Ltd.	960	29,558
Erie Indemnity Co., Class A	40	1,846
Fidelity National Financial, Inc., Class A	4,210	53,046
First American Corp.	280	7,392
FPIC Insurance Group, Inc.*	160	7,251

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A	4,300	$76,583
Hanover Insurance Group, Inc.	1,110	47,175
Harleysville Group, Inc.	460	15,562
HCC Insurance Holdings, Inc.	1,460	30,864
Infinity Property & Casualty Corp.	230	9,550
IPC Holdings Ltd.	850	22,567
Loews Corp.	2,432	114,061
Markel Corp.*	30	11,010
Max Capital Group Ltd.	850	18,131
Montpelier Reinsurance Holdings Ltd.	950	14,013
Nationwide Financial Services, Inc., Class A	420	20,164
Odyssey Reinsurance Holdings Corp.	1,350	47,925
OneBeacon Insurance Group Ltd.	350	6,150
PartnerReinsurance Ltd.	860	59,452
Philadelphia Consolidated Holding Corp.*	1,220	41,443
Platinum Underwriters Holdings Ltd.	720	23,479
ProAssurance Corp.*	410	19,725
Protective Life Corp.	1,400	53,270
Reinsurance Group of America, Inc.	270	11,750
RenaissanceReinsurance Holdings Ltd.	800	35,736
Safeco Corp.	950	63,802
Safety Insurance Group, Inc.	180	6,417
Selective Insurance Group, Inc.	850	15,946
StanCorp Financial Group, Inc.	1,090	51,186
State Auto Financial Corp.	210	5,025
Torchmark Corp.	310	18,182
Transatlantic Holdings, Inc.	370	20,894
Travelers Cos., Inc.	5,440	236,096
Unitrin, Inc.	250	6,893
Unum Group.	3,280	67,076
W.R. Berkley Corp.	2,400	57,984
Wesco Financial Corp.	10	3,820
White Mountains Insurance Group Ltd.	70	30,030
Willis Group Holdings Ltd.	1,350	42,349
Zenith National Insurance Corp.	380	13,361

		2,912,437

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	380	22,872

Thrifts & Mortgage Finance (0.2%)
Anchor Bancorp Wisconsin, Inc.	140	981
Bank Mutual Corp.	580	5,823
Dime Community Bancshares, Inc.	440	7,265
First Place Financial Corp./Ohio	210	1,974
Flushing Financial Corp.	360	6,822
Hudson City Bancorp, Inc.	4,990	83,233
OceanFirst Financial Corp.	110	1,986
Provident New York Bancorp	380	4,203
TFS Financial Corp.	610	7,070

		119,357

Total Financials		4,697,098

Health Care (5.6%)
Biotechnology (0.5%)
Amgen, Inc.*	3,200	150,912
Emergent Biosolutions, Inc.	190	1,887
Genentech, Inc.*	1,330	100,947
Martek Biosciences Corp.*^	620	20,900

		274,646

Health Care Equipment & Supplies (0.2%)
Analogic Corp.	270	17,029
Boston Scientific Corp.*	1,570	19,295
CONMED Corp.*	380	10,089
CryoLife, Inc.*	70	801

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Exactech, Inc.*	190	$4,885
Hill-Rom Holdings, Inc.	840	22,663
Kensey Nash Corp.*	290	9,295
Merit Medical Systems, Inc.*	350	5,145
Sirona Dental Systems, Inc.*^	470	12,182
STERIS Corp.	600	17,256
Vital Signs, Inc.	90	5,110
Zoll Medical Corp.*	280	9,428

		133,178

Health Care Providers & Services (1.7%)
Aetna, Inc.	7,550	306,002
AMERIGROUP Corp.*	170	3,536
Centene Corp.*	890	14,943
Corvel Corp.*	200	6,774
Coventry Health Care, Inc.*	50	1,521
Hanger Orthopedic Group, Inc.*	670	11,048
Health Net, Inc.*	2,120	51,007
HealthExtras, Inc.*	380	11,453
Healthspring, Inc.*	1,340	22,619
Landauer, Inc.	140	7,874
LifePoint Hospitals, Inc.*	820	23,206
Lincare Holdings, Inc.*	980	27,832
Odyssey HealthCare, Inc.*	470	4,578
Owens & Minor, Inc.	560	25,586
PharMerica Corp.*^	470	10,617
UnitedHealth Group, Inc.	940	24,675
Universal Health Services, Inc., Class B	690	43,622
WellPoint, Inc.*	5,590	266,420

		863,313

Life Sciences Tools & Services (0.3%)
Albany Molecular Research, Inc.*	280	3,716
Applera Corp.- Applied Biosystems Group*	1,540	51,559
eResearchTechnology, Inc.*	610	10,638
Luminex Corp.*	400	8,220
Pharmaceutical Product Development, Inc.	1,440	61,776
Varian, Inc.*	410	20,935

		156,844

Pharmaceuticals (2.9%)
Abbott Laboratories	440	23,307
Alpharma, Inc., Class A*	870	19,601
Eli Lilly & Co.	1,440	66,470
Endo Pharmaceuticals Holdings, Inc.*	1,800	43,542
Johnson & Johnson	8,150	524,371
King Pharmaceuticals, Inc.*	5,650	59,155
Merck & Co., Inc.	6,660	251,015
Pfizer, Inc	21,680	378,750
Sepracor, Inc.*	2,760	54,979
Warner Chilcott Ltd., Class A*	1,170	19,832
Watson Pharmaceuticals, Inc.*	2,110	57,329

		1,498,351

Total Health Care		2,926,332

Industrials (13.9%)
Aerospace & Defense (3.4%)
Axsys Technologies, Inc.*	190	9,888
BE Aerospace, Inc.*	2,010	46,813
Boeing Co.	7,090	465,955
Ceradyne, Inc.*	400	13,720
DRS Technologies, Inc.	880	69,273
Esterline Technologies Corp.*	450	22,167
General Dynamics Corp.	940	79,148
Honeywell International, Inc.	2,690	135,253
L-3 Communications Holdings, Inc.	1,070	97,231
Northrop Grumman Corp.	4,330	289,677
Raytheon Co.	5,350	301,098

	Number of Shares	Value (Note 1)
Stanley, Inc.*	290	$9,721
Triumph Group, Inc.	380	17,898
United Technologies Corp.	3,380	208,546

		1,766,388

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*	670	22,867
Pacer International, Inc.	480	10,325

		33,192

Airlines (0.0%)
Hawaiian Holdings, Inc.	1,420	9,869
SkyWest, Inc.	1,260	15,939

		25,808

Building Products (0.1%)
AAON, Inc.	290	5,585
Ameron International Corp.	40	4,799
Insteel Industries, Inc.	390	7,141
Lennox International, Inc.	710	20,562
NCI Building Systems, Inc.*	270	9,917
Quanex Building Products Corp.^	700	10,402

		58,406

Commercial Services & Supplies (1.9%)
Administaff, Inc.	360	10,040
Allied Waste Industries, Inc.*	280	3,534
American Ecology Corp.	350	10,335
Amrep Corp.	50	2,380
Brink’s Co.	860	56,261
CBIZ, Inc.*	590	4,690
CDI Corp.	340	8,650
ChoicePoint, Inc.*	130	6,266
Comfort Systems USA, Inc.	770	10,349
Consolidated Graphics, Inc.*	200	9,854
Copart, Inc.*	530	22,695
Deluxe Corp.	1,020	18,176
Exponent, Inc.*	270	8,481
First Advantage Corp., Class A*	90	1,427
G&K Services, Inc., Class A	260	7,920
Herman Miller, Inc.	1,450	36,090
Hill International Inc.*	540	8,878
HNI Corp.^	550	9,713
ICF International, Inc.*	190	3,158
IKON Office Solutions, Inc.	1,731	19,526
Kelly Services, Inc., Class A	500	9,665
Korn/Ferry International*	640	10,067
Manpower, Inc.	1,110	64,646
Mine Safety Appliances Co.	310	12,397
Monster Worldwide, Inc.*	2,690	55,441
MPS Group, Inc.*	1,830	19,453
Navigant Consulting, Inc.*	610	11,932
R.R. Donnelley & Sons Co.	2,370	70,365
Resources Connection, Inc.	630	12,820
Robert Half International, Inc.	2,420	58,007
Schawk, Inc.	200	2,398
School Specialty, Inc.*	330	9,811
Standard Register Co.	460	4,338
Steelcase, Inc., Class A	1,810	18,154
Sykes Enterprises, Inc.*	380	7,167
TrueBlue, Inc.*	740	9,775
United Stationers, Inc.*	480	17,736
Waste Management, Inc.	8,020	302,434
Watson Wyatt Worldwide, Inc., Class A	480	25,387

		980,416

Construction & Engineering (0.3%)
Aecom Technology Corp.*	1,620	52,699
Insituform Technologies, Inc., Class A*	600	9,138
KBR, Inc.	1,940	67,725

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Pike Electric Corp.*	450	$7,475

		137,037

Electrical Equipment (0.7%)
A.O. Smith Corp.	60	1,970
Acuity Brands, Inc.^	1,070	51,445
AZZ, Inc.*	290	11,571
Belden, Inc.	660	22,361
Brady Corp., Class A	110	3,798
Cooper Industries Ltd., Class A	780	30,810
Emerson Electric Co.	1,180	58,351
GrafTech International Ltd.*	2,530	67,880
Powell Industries, Inc.*	180	9,074
Thomas & Betts Corp.*	1,400	52,990
Woodward Governor Co.	1,350	48,141

		358,391

Industrial Conglomerates (2.0%)
3M Co.	2,140	148,923
General Electric Co.	24,810	662,179
Raven Industries, Inc.	200	6,556
Textron, Inc.	470	22,527
Tyco International Ltd.	4,310	172,572
Walter Industries, Inc.	360	39,157

		1,051,914

Machinery (3.6%)
Actuant Corp., Class A	110	3,449
Ampco-Pittsburgh Corp.	200	8,896
Badger Meter, Inc.^	210	10,611
Barnes Group, Inc.^	130	3,002
Blount International, Inc.*	580	6,734
Cascade Corp.	220	9,310
Caterpillar, Inc.	4,900	361,718
Columbus McKinnon Corp.*	380	9,150
Commercial Vehicle Group, Inc.*	250	2,338
Crane Co.	570	21,962
Cummins, Inc.	5,180	339,394
Dover Corp.	1,670	80,778
Eaton Corp.	110	9,347
EnPro Industries, Inc.*	260	9,708
Federal Signal Corp.^	600	7,200
Gardner Denver, Inc.*	1,060	60,208
Gorman-Rupp Co.	210	8,366
IDEX Corp.	1,500	55,260
Illinois Tool Works, Inc.	2,130	101,196
Ingersoll-Rand Co., Ltd., Class A	2,860	107,050
Kadant, Inc.*	170	3,842
Kennametal, Inc.	1,490	48,499
Lincoln Electric Holdings, Inc.	660	51,942
Lydall, Inc.*	300	3,765
Mueller Industries, Inc.	640	20,608
Navistar International Corp.*	70	4,607
Nordson Corp.	730	53,210
Oshkosh Corp.	830	17,173
Parker Hannifin Corp.	4,100	292,412
Pentair, Inc.	980	34,320
Sun Hydraulics Corp.	250	8,068
Tecumseh Products Co., Class A*	320	10,490
Timken Co.	1,660	54,680
Toro Co.	630	20,960
Wabtec Corp.	620	30,144

		1,870,397

Marine (0.1%)
Alexander & Baldwin, Inc.	390	17,764
American Commercial Lines, Inc.*^	830	9,072
Star Bulk Carriers Corp.	800	9,432

		36,268

Road & Rail (1.3%)
Arkansas Best Corp.^	560	20,518

	Number of Shares	Value (Note 1)
Avis Budget Group, Inc.*	1,850	$15,484
CSX Corp.	1,880	118,083
Genesee & Wyoming, Inc., Class A*	350	11,907
Hertz Global Holdings, Inc.*	4,580	43,968
Marten Transport Ltd.*	250	3,992
Norfolk Southern Corp.	5,980	374,767
Old Dominion Freight Line, Inc.*	380	11,408
Ryder System, Inc.^	850	58,548
Werner Enterprises, Inc.	750	13,935
YRC Worldwide, Inc.*^	710	10,558

		683,168

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.^	820	19,820
Fastenal Co.^	450	19,422
GATX Corp.	610	27,041
Houston Wire & Cable Co.^	510	10,149
MSC Industrial Direct Co., Class A	1,130	49,844
United Rentals, Inc.*	2,120	41,573
Watsco, Inc.^	280	11,704
WESCO International, Inc.*	600	24,024

		203,577

Total Industrials		7,204,962

Information Technology (21.3%)
Communications Equipment (2.3%)
ADTRAN, Inc.	570	13,589
Avanex Corp.*^	2,180	2,463
Avocent Corp.*	870	16,182
Brocade Communications Systems, Inc.*	6,850	56,444
Cisco Systems, Inc.*	23,910	556,147
Corning, Inc.	4,120	94,966
EchoStar Corp., Class A*	902	28,160
Emulex Corp.*	1,600	18,640
Harris Corp.	160	8,078
Ixia*	510	3,545
JDS Uniphase Corp.*	4,730	53,733
Parkervision, Inc.*^	170	1,688
Plantronics, Inc.	1,180	26,338
Polycom, Inc.*	790	19,244
Powerwave Technologies, Inc.*^	2,400	10,200
QUALCOMM, Inc.	5,070	224,956
SeaChange International, Inc.*	600	4,296
Tekelec*	1,230	18,093
Tellabs, Inc.*^	6,640	30,876
Utstarcom, Inc.*^	1,830	10,010

		1,197,648

Computers & Peripherals (5.0%)
3PAR, Inc.*^	490	3,842
Apple, Inc.*	2,690	450,414
Avid Technology, Inc.*	380	6,456
Electronics for Imaging, Inc.*	500	7,300
EMC Corp.*	4,820	70,806
Hewlett-Packard Co.	18,810	831,590
Imation Corp.	420	9,626
International Business Machines Corp.	6,570	778,742
Lexmark International, Inc., Class A*	1,700	56,831
NCR Corp.*	2,450	61,740
Netezza Corp.*	440	5,051
QLogic Corp.*	1,770	25,824
Seagate Technology	4,280	81,877
STEC, Inc.*^	900	9,243
Sun Microsystems, Inc.*	7,330	79,751
Synaptics, Inc.*^	510	19,242
Western Digital Corp.*	2,170	74,930
Xyratex Ltd.*	360	5,994

		2,579,259

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment & Instruments (1.7%)
Agilent Technologies, Inc.*	4,410	$156,731
Amphenol Corp., Class A	1,670	74,950
Arrow Electronics, Inc.*	1,920	58,982
Avnet, Inc.*	2,180	59,470
AVX Corp.	1,410	15,947
Benchmark Electronics, Inc.*	1,240	20,262
Checkpoint Systems, Inc.*	340	7,099
Cogent, Inc.*	680	7,732
Cognex Corp.	680	15,674
Coherent, Inc.*	480	14,347
DTS, Inc.*	300	9,396
Ingram Micro, Inc., Class A*	3,080	54,670
IPG Photonics Corp.*	250	4,703
Jabil Circuit, Inc.	3,920	64,327
Molex, Inc.	2,250	54,923
MTS Systems Corp.	270	9,688
Multi-Fineline Electronix, Inc.*	400	11,068
National Instruments Corp.	1,050	29,789
Newport Corp.*	300	3,417
OSI Systems, Inc.*	200	4,284
PC Connection, Inc.*	160	1,490
Plexus Corp.*	810	22,421
Rofin-Sinar Technologies, Inc.*	60	1,812
Rogers Corp.*	260	9,773
Sanmina-SCI Corp.*	1,550	1,984
SYNNEX Corp.*	390	9,785
Tech Data Corp.*	570	19,317
Technitrol, Inc.	870	14,781
Trimble Navigation Ltd.*	1,730	61,761
TTM Technologies, Inc.*	700	9,247
Tyco Electronics Ltd.	1,270	45,491
Vishay Intertechnology, Inc.*	1,820	16,143

		891,464

Internet Software & Services (0.8%)
Google, Inc., Class A*	680	357,966
j2 Global Communications, Inc.*	840	19,320
NIC, Inc.	430	2,937
Open Text Corp.*^	860	27,606
S1 Corp.*	650	4,920
United Online, Inc.	940	9,428

		422,177

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	1,200	64,188
Broadridge Financial Solutions, Inc.	2,120	44,626
CIBER, Inc.*	720	4,471
Computer Sciences Corp.*	1,620	75,881
Convergys Corp.*	1,710	25,410
Electronic Data Systems Corp.	3,320	81,805
Forrester Research, Inc.*	170	5,250
Gartner, Inc.*	1,270	26,314
Global Cash Access Holdings, Inc.*	630	4,322
Hewitt Associates, Inc., Class A*	1,530	58,645
Integral Systems, Inc.	210	8,127
Metavante Technologies, Inc.*	30	679
Perot Systems Corp., Class A*	680	10,207
RightNow Technologies, Inc.*	450	6,151
TeleTech Holdings, Inc.*	510	10,180
Visa, Inc., Class A*	1,790	145,545

		571,801

Office Electronics (0.6%)
Xerox Corp.	18,680	253,301
Zebra Technologies Corp., Class A*	1,120	36,557

		289,858

Semiconductors & Semiconductor Equipment (4.9%)
Actel Corp.*	490	8,256

	Number of Shares	Value (Note 1)
Altera Corp.^	3,340	$69,138
Amkor Technology, Inc.*	2,060	21,445
Analog Devices, Inc.	2,630	83,555
Applied Materials, Inc.	21,770	415,589
Atmel Corp.*	4,300	14,964
Cabot Microelectronics Corp.*	660	21,879
Entegris, Inc.*	1,560	10,218
Fairchild Semiconductor International, Inc.*	1,890	22,170
Integrated Device Technology, Inc.*	2,470	24,552
Intel Corp.	37,810	812,159
Intersil Corp., Class A^	2,290	55,693
KLA-Tencor Corp.	1,840	74,906
Lattice Semiconductor Corp.*	2,670	8,357
Linear Technology Corp.	2,310	75,237
LSI Corp.*	9,360	57,470
Marvell Technology Group Ltd.*	4,700	83,002
Micrel, Inc.	1,060	9,699
MKS Instruments, Inc.*	1,400	30,660
Monolithic Power Systems, Inc.*	430	9,297
National Semiconductor Corp.	3,160	64,906
Pericom Semiconductor Corp.*	580	8,607
Semtech Corp.*	2,130	29,969
Silicon Image, Inc.*	1,360	9,860
Teradyne, Inc.*	4,800	53,136
Texas Instruments, Inc.	15,140	426,342
Ultratech, Inc.*	530	8,226
Veeco Instruments, Inc.*	560	9,005
Volterra Semiconductor Corp.*	600	10,356
Xilinx, Inc.	380	9,595

		2,538,248

Software (4.9%)
Activision, Inc.*	1,040	35,433
Amdocs Ltd.*	2,300	67,666
ANSYS, Inc.*	410	19,319
Aspen Technology, Inc.*	790	10,507
Autodesk, Inc.*	2,210	74,720
BMC Software, Inc.*	1,610	57,960
CA, Inc.	5,680	131,151
Cadence Design Systems, Inc.*	5,300	53,530
Check Point Software Technologies Ltd.*	1,900	44,973
Compuware Corp.*	5,860	55,904
Intuit, Inc.*	2,970	81,883
JDA Software Group, Inc.*	510	9,231
Lawson Software, Inc.*	2,110	15,340
Manhattan Associates, Inc.*	400	9,492
Micros Systems, Inc.*	450	13,720
Microsoft Corp.	40,630	1,117,731
MicroStrategy, Inc., Class A*	150	9,713
Net 1 UEPS Technologies, Inc.*^	980	23,814
Oracle Corp.*	11,760	246,960
Progress Software Corp.*	360	9,205
Quest Software, Inc.*	790	11,700
Secure Computing Corp.*	1,790	7,411
Sybase, Inc.*	1,740	51,191
Symantec Corp.*	17,630	341,140
Synopsys, Inc.*	1,700	40,647
TIBCO Software, Inc.*	3,100	23,715
Wind River Systems, Inc.*	940	10,237

		2,574,293

Total Information Technology		11,064,748

Materials (7.7%)
Chemicals (3.1%)
Calgon Carbon Corp.*^	580	8,967
Celanese Corp., Class A	1,430	65,294
CF Industries Holdings, Inc.	500	76,400

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Chemtura Corp.	2,800	$16,352
Cytec Industries, Inc.	580	31,645
Dow Chemical Co.	2,350	82,038
Ferro Corp.	530	9,943
FMC Corp.	400	30,976
H.B. Fuller Co.	910	20,420
Hercules, Inc.	2,630	44,526
Innophos Holdings, Inc.	240	7,668
Koppers Holdings, Inc.	240	10,049
Minerals Technologies, Inc.	320	20,349
Monsanto Co.	4,830	610,705
Mosaic Co.*	1,880	272,036
Nalco Holding Co.	2,570	54,356
NewMarket Corp.	170	11,259
Nova Chemicals Corp.	760	18,749
Olin Corp.	1,010	26,442
PolyOne Corp.*	1,090	7,597
Quaker Chemical Corp.	220	5,865
RPM International, Inc.	2,330	47,998
Scotts Miracle-Gro Co., Class A	520	9,136
Terra Industries, Inc.*	1,260	62,181
Valhi, Inc.	130	3,543
Valspar Corp.	1,340	25,339
Westlake Chemical Corp.	460	6,836
Zep, Inc.	250	3,720

		1,590,389

Containers & Packaging (0.7%)
AptarGroup, Inc.	330	13,843
Ball Corp.	410	19,573
Crown Holdings, Inc.*	2,330	60,557
Greif, Inc., Class A	840	53,785
Owens-Illinois, Inc.*	1,610	67,121
Rock-Tenn Co., Class A	1,000	29,990
Sealed Air Corp.	2,880	54,749
Sonoco Products Co.	1,660	51,377

		350,995

Metals & Mining (3.9%)
A.M. Castle & Co.	340	9,727
AK Steel Holding Corp.	1,140	78,660
Alcoa, Inc.	10,510	374,366
Freeport-McMoRan Copper & Gold, Inc.	4,180	489,854
Kaiser Aluminum Corp.	330	17,665
Newmont Mining Corp.^	460	23,994
Nucor Corp.	5,440	406,205
Olympic Steel, Inc.	150	11,388
Reliance Steel & Aluminum Co.	910	70,152
Schnitzer Steel Industries, Inc., Class A	620	71,052
Southern Copper Corp.^	3,210	342,282
United States Steel Corp.	510	94,238
Worthington Industries, Inc.^	1,790	36,695

		2,026,278

Paper & Forest Products (0.0%)
Deltic Timber Corp.	110	5,886
Domtar Corp.*	2,710	14,770
Glatfelter	700	9,457

		30,113

Total Materials		3,997,775

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	18,374	619,020
CenturyTel, Inc.	280	9,965
Embarq Corp.	1,630	77,050
Iowa Telecommunications Services, Inc.^	530	9,333
NTELOS Holdings Corp.	380	9,641

	Number of Shares	Value (Note 1)
Premiere Global Services, Inc.*	1,430	$20,849
Verizon Communications, Inc.	6,250	221,250
Windstream Corp.	5,390	66,513

		1,033,621

Wireless Telecommunication Services (1.2%)
Centennial Communications Corp.*^	1,370	9,576
Clearwire Corp., Class A*^	780	10,109
iPCS, Inc.	310	9,185
MetroPCS Communications, Inc.*	2,570	45,515
Sprint Nextel Corp.	44,850	426,075
Syniverse Holdings, Inc.*	1,930	31,266
Telephone & Data Systems, Inc.	1,330	62,869
U.S. Cellular Corp.*	380	21,489

		616,084

Total Telecommunication Services		1,649,705

Utilities (1.6%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	680	27,356
DPL, Inc.	2,100	55,398
Duke Energy Corp.	15,270	265,393
Edison International	320	16,442
FirstEnergy Corp.	2,050	168,776
Sierra Pacific Resources	1,650	20,971
UIL Holdings Corp.	170	5,000

		559,336

Gas Utilities (0.1%)
Laclede Group, Inc.	470	18,974
WGL Holdings, Inc.	700	24,318

		43,292

Independent Power Producers & Energy Traders (0.3%)
Mirant Corp.*^	2,000	78,300
Reliant Energy, Inc.*	3,390	72,105

		150,405

Multi-Utilities (0.1%)
Alliant Energy Corp.	70	2,398
Avista Corp.	950	20,387
Integrys Energy Group, Inc.	1,180	59,980

		82,765

Water Utilities (0.0%)
SJW Corp.	240	6,336

Total Utilities		842,134

Total Common Stocks (99.4%) (Cost $53,406,653)		51,688,363

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.4%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$2,706	2,706
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	14,882	14,882
American Express Bank FSB
2.49%, 7/18/08 (l)	2,706	2,706
American Honda Finance Corp.
2.71%, 9/11/08 (l)	2,029	2,029
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	11,092	11,092
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	9,013	9,013
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	31,659	31,659
Bank of Ireland
2.13%, 12/29/08 (l)	13,529	13,529

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	$23,541	$23,541
Bank of Scotland plc/London
2.12%, 7/17/08 (l)	5,682	5,682
3.25%, 7/1/08	21,438	21,438
Bayerische Landesbank/New York
2.54%, 8/22/08(l)	13,530	13,530
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	6,224	6,224
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	27,059	27,059
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	6,765	6,765
Beta Finance, Inc.
2.12%, 5/11/09 (l)	16,232	16,232
2.13%, 2/17/09 (l)	10,821	10,821
Calyon/New York
2.12%, 10/14/08 (l)	12,175	12,175
2.12%, 10/14/08 (l)	24,351	24,351
2.16%, 7/2/10 (l)	13,524	13,524
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	17,047	17,047
CC USA, Inc.
2.13%, 2/12/09 (l)	9,468	9,468
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	15,424	15,424
Comerica Bank
2.12%, 8/7/08 (l)	7,846	7,846
2.50%, 3/16/09 (l)	15,694	15,694
2.52%, 6/19/09 (l)	17,049	17,049
2.53%, 6/19/09 (l)	9,741	9,741
2.74%, 1/12/09 (l)	12,449	12,449
Commerzbank AG/New York
2.60%, 7/14/08	13,530	13,530
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	6,765	6,765
Deutsche Bank AG/Singapore
3.50%, 7/1/08	6,690	6,690
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	135,295	135,294
2.80%, 7/1/08 (r)	96,421	96,420
Fifth Third Bancorp
2.49%, 8/22/08 (l)	1,624	1,624
Five Finance, Inc.
2.13%, 2/23/09 (l)	5,410	5,410
General Electric Capital Corp.
2.15%, 3/12/10 (l)	12,447	12,447
2.58%, 2/19/09 (l)	6,765	6,765
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	21,106	21,106
2.54%, 9/12/08 (l)	5,141	5,141
2.60%, 12/23/08 (l)	6,901	6,901
2.62%, 8/18/08 (l)	23,541	23,541
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	473,534	473,533
2.95%, 7/1/08 (r)	202,943	202,942
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	15,565	15,565
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	13,530	13,530
Links Finance LLC
2.12%, 6/22/09 (l)	17,584	17,584
MassMutual Global Funding II
2.15%, 3/26/10 (l)	22,730	22,730
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	9,471	9,471

	Principal Amount	Value (Note 1)
2.12%, 9/25/08 (l)	$9,471	$9,471
2.12%, 3/13/09 (l)	2,977	2,977
Merrill Lynch & Co., Inc.
2.17%, 6/29/09 (l)	8,118	8,118
2.51%, 5/8/09 (l)	12,988	12,988
Monumental Global Funding II
2.15%, 3/26/10 (l)	20,835	20,835
2.18%, 5/26/10 (l)	1,894	1,894
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	6,900	6,900
Morgan Stanley
3.22%, 2/9/09 (l)	15,995	15,995
New York Life Global Funding
2.50%, 3/30/09 (l)	9,471	9,471
Pricoa Global Funding I
2.12%, 9/22/08 (l)	23,000	23,000
2.15%, 6/25/10 (l)	12,174	12,174
2.16%, 12/15/09 (l)	5,412	5,412
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	2,165	2,165
SLM Corp.
2.87%, 12/15/08 (l)	5,210	5,210
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	67,648	67,647
Tango Finance Corp.
2.13%, 6/25/09 (l)	17,853	17,853
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	8,118	8,118
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	5,412	5,412
2.50%, 8/14/08 (l)	5,412	5,412
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	4,059	4,059
Wells Fargo & Co.
2.62%, 8/3/09 (l)	24,354	24,354
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	1,624	1,624

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,741,754

Time Deposit (1.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08	583,575	583,575

Total Short-Term Investments (4.5%) (Amortized Cost $2,325,329)		2,325,329

Total Investments (103.9%) (Cost/Amortized Cost $55,731,982)		54,013,692
Other Assets Less Liabilities (-3.9%)		(2,050,645)

Net Assets (100%)		$51,963,047

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$51,688,363	$2,325,329	$—	$54,013,692
Other Investments*	—	—	—	—

Total	$51,688,363	$2,325,329	$—	$54,013,692

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$52,324,906
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$46,365,716

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,488,713
Aggregate gross unrealized depreciation	(4,499,086)

Net unrealized depreciation	$(2,010,373)

Federal income tax cost of investments	$56,024,065

At June 30, 2008, the Portfolio had loaned securities with a total value of $1,647,788. This was secured by collateral of $1,741,754 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $12,471, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $718 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.	9,110	$72,789
Amerigon, Inc.*	270	1,920
ArvinMeritor, Inc.^	2,000	24,960
ATC Technology Corp.*	1,530	35,618
Autoliv, Inc.	2,490	116,084
BorgWarner, Inc.	200	8,876
Cooper Tire & Rubber Co.	3,280	25,715
Drew Industries, Inc.*^	1,730	27,593
Exide Technologies, Inc.*^	3,810	63,856
Fuel Systems Solutions, Inc.*	890	34,265
Gentex Corp.	5,810	83,896
Lear Corp.*	9,770	138,539
Shiloh Industries, Inc.	200	1,878
Stoneridge, Inc.*	2,740	46,744
Tenneco, Inc.*	4,960	67,109
TRW Automotive Holdings Corp.*	2,900	53,563
WABCO Holdings, Inc.	200	9,292

		812,697

Automobiles (0.1%)
Thor Industries, Inc.^	5,690	120,969

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	300	7,860
LKQ Corp.*	4,370	78,966

		86,826

Diversified Consumer Services (0.7%)
Capella Education Co.*	910	54,282
Coinstar, Inc.*	2,650	86,682
DeVry, Inc.	2,920	156,570
Hillenbrand, Inc.	180	3,852
K12, Inc.*	100	2,143
Learning Tree International, Inc.*	80	1,368
Matthews International Corp., Class A	1,400	63,364
Noah Education Holdings Ltd. (ADR)*	1,980	10,692
Regis Corp.	2,760	72,726
Service Corp. International	5,950	58,667
Steiner Leisure Ltd.*	820	23,247
Stewart Enterprises, Inc., Class A^	6,640	47,808
Strayer Education, Inc.	100	20,907

		602,308

Hotels, Restaurants & Leisure (1.4%)
Ambassadors Group, Inc.	140	2,089
Bally Technologies, Inc.*	1,630	55,094
Bob Evans Farms, Inc.^	7,260	207,636
Brinker International, Inc.	7,480	141,372
CBRL Group, Inc.^	4,201	102,966
CEC Entertainment, Inc.*	2,810	78,708
Churchill Downs, Inc.	260	9,066
Denny’s Corp.*	13,980	39,703
International Speedway Corp., Class A	1,420	55,423
Jack in the Box, Inc.*	4,810	107,792
Krispy Kreme Doughnuts, Inc.*	2,000	9,980
Marcus Corp.	980	14,651
Papa John’s International, Inc.*	2,310	61,423
Speedway Motorsports, Inc.	1,030	20,991
WMS Industries, Inc.*	5,040	150,041
Wyndham Worldwide Corp.	5,260	94,207

		1,151,142

Household Durables (1.2%)
American Greetings Corp., Class A^	10,430	128,706
Blyth, Inc.	5,100	61,353
Cavco Industries, Inc.*	340	11,128

	Number of Shares	Value (Note 1)
Centex Corp.	200	$2,674
Champion Enterprises, Inc.*^	15,800	92,430
CSS Industries, Inc.	1,120	27,126
Ethan Allen Interiors, Inc.^	1,460	35,916
Furniture Brands International, Inc.	4,620	61,723
Helen of Troy Ltd.*	2,720	43,846
Hooker Furniture Corp.^	2,250	38,970
La-Z-Boy, Inc.^	3,300	25,245
Lennar Corp., Class A^	7,260	89,589
National Presto Industries, Inc.	460	29,523
NVR, Inc.*	290	145,023
Ryland Group, Inc.	6,140	133,914
Snap-On, Inc.	1,800	93,618
Universal Electronics, Inc.*	180	3,762

		1,024,546

Internet & Catalog Retail (0.8%)
1-800-FLOWERS.COM, Inc., Class A*	5,820	37,539
FTD Group, Inc.	930	12,397
Gaiam, Inc., Class A*	770	10,403
IAC/InterActiveCorp*	3,460	66,709
Liberty Media Corp., Interactive, Class A*	7,280	107,453
Netflix, Inc.*^	7,470	194,743
Overstock.com, Inc.*^	1,010	26,209
PetMed Express, Inc.*	1,820	22,295
priceline.com, Inc.*	1,570	181,272
Stamps.com, Inc.*	1,120	13,978

		672,998

Leisure Equipment & Products (0.8%)
Brunswick Corp.	4,670	49,502
Callaway Golf Co.	15,420	182,419
Hasbro, Inc.	1,730	61,796
JAKKS Pacific, Inc.*	4,590	100,291
Leapfrog Enterprises, Inc.*	3,310	27,539
Polaris Industries, Inc.^	4,900	197,862
Steinway Musical Instruments, Inc.	140	3,696

		623,105

Media (1.2%)
Belo Corp., Class A	2,740	20,029
Cablevision Systems Corp. - New York Group, Class A*	2,590	58,534
Charter Communications, Inc., Class A*^	21,910	23,006
Cox Radio, Inc., Class A*	2,070	24,426
CTC Media, Inc.*	690	17,015
Cumulus Media, Inc., Class A*	1,700	6,698
DreamWorks Animation SKG, Inc., Class A*^	3,660	109,105
Entravision Communications Corp., Class A*	12,370	49,728
Gannett Co., Inc.	2,190	47,457
Getty Images, Inc.*	2,930	99,415
Global Sources Ltd.*^	4,542	68,948
Harte-Hanks, Inc.^	2,800	32,060
Lin TV Corp., Class A*	1,420	8,463
Marvel Entertainment, Inc.*^	4,830	155,236
McClatchy Co., Class A^	1,730	11,729
Scholastic Corp.*^	4,880	139,861
Sinclair Broadcast Group, Inc., Class A	9,490	72,124
Warner Music Group Corp.^	1,130	8,068

		951,902

Multiline Retail (0.9%)
99 Cents Only Stores*	2,240	14,784
Big Lots, Inc.*	12,730	397,685
Dollar Tree, Inc.*	5,950	194,506
Family Dollar Stores, Inc.	2,160	43,070

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Fred’s, Inc., Class A	3,190	$35,856
Macy’s, Inc.	3,100	60,202

		746,103

Specialty Retail (3.6%)
Aaron Rents, Inc.	800	17,864
Aeropostale, Inc.*	10,530	329,905
AnnTaylor Stores Corp.*	3,890	93,204
Asbury Automotive Group, Inc.	3,320	42,662
AutoNation, Inc.*^	7,800	78,156
AutoZone, Inc.*	370	44,774
bebe stores, Inc.	5,030	48,338
Blockbuster, Inc., Class A*^	4,610	11,525
Books-A-Million, Inc.	300	2,298
Brown Shoe Co., Inc.	6,400	86,720
Buckle, Inc.	5,500	251,515
Childrens Place Retail Stores, Inc.*	1,860	67,146
Conn’s, Inc.*^	1,210	19,445
Dress Barn, Inc.*	9,380	125,504
Finish Line, Inc., Class A*	9,210	80,127
Foot Locker, Inc.	13,340	166,083
Group 1 Automotive, Inc.	1,900	37,753
Gymboree Corp.*	2,880	115,402
Haverty Furniture Cos, Inc.	180	1,807
Hot Topic, Inc.*	1,280	6,925
Jo-Ann Stores, Inc.*	3,560	81,987
Limited Brands, Inc.	2,340	39,429
Lumber Liquidators, Inc.*	100	1,300
Monro Muffler, Inc.	340	5,267
New York & Co., Inc.*	4,490	40,994
Office Depot, Inc.*	7,310	79,971
OfficeMax, Inc.	7,320	101,748
Penske Auto Group, Inc.	9,620	141,799
Pier 1 Imports, Inc.*^	6,260	21,534
RadioShack Corp.^	15,180	186,258
Rent-A-Center, Inc.*	8,310	170,937
Ross Stores, Inc.	3,390	120,413
Sally Beauty Holdings, Inc.*^	21,700	140,182
Sonic Automotive, Inc., Class A	200	2,578
Systemax, Inc.	1,500	26,475
Tractor Supply Co.*	4,180	121,387
Urban Outfitters, Inc.*	200	6,238
Wet Seal, Inc., Class A*	4,900	23,373

		2,939,023

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.*	4,010	55,418
Columbia Sportswear Co.^	760	27,930
Deckers Outdoor Corp.*	660	91,872
Fossil, Inc.*	2,310	67,152
Hanesbrands, Inc.*	2,880	78,163
Jones Apparel Group, Inc.	12,040	165,550
Liz Claiborne, Inc.	12,380	175,177
Maidenform Brands, Inc.*	1,250	16,875
Movado Group, Inc.	410	8,118
Perry Ellis International, Inc.*	2,870	60,901
Polo Ralph Lauren Corp.	300	18,834
Skechers U.S.A., Inc., Class A*	3,040	60,070
Timberland Co., Class A*	830	13,571
True Religion Apparel, Inc.*^	2,160	57,564
UniFirst Corp.Unifirst Corp.	230	10,272
Warnaco Group, Inc.*	5,410	238,419
Wolverine World Wide, Inc.	8,410	224,295

		1,370,181

Total Consumer Discretionary		11,101,800

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	710	28,883
Coca-Cola Enterprises, Inc.	1,250	21,625

	Number of Shares	Value (Note 1)
Pepsi Bottling Group, Inc.	980	$27,361

		77,869

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A	100	12,674
BJ’s Wholesale Club, Inc.*	4,360	168,732
Casey’s General Stores, Inc.	7,200	166,824
China Nepstar Chain Drugstore Ltd. (ADR)*	260	2,252
Ingles Markets, Inc., Class A	850	19,830
Longs Drug Stores Corp.	3,720	156,649
Nash Finch Co.	1,470	50,377
Spartan Stores, Inc.	2,290	52,670

		630,008

Food Products (1.3%)
Agria Corp. (ADR)*	700	2,996
Chiquita Brands International, Inc.*^	9,470	143,660
Darling International, Inc.*	14,430	238,383
Del Monte Foods Co.	12,470	88,537
Diamond Foods, Inc.	1,190	27,418
Flowers Foods, Inc.	6,620	187,611
Fresh Del Monte Produce, Inc.*	6,270	147,784
Green Mountain Coffee Roasters, Inc.*^	1,390	52,222
J & J Snack Foods Corp.	100	2,741
Omega Protein Corp.*	1,080	16,146
Reddy Ice Holdings, Inc.^	510	6,977
TreeHouse Foods, Inc.*	1,210	29,355
Tyson Foods, Inc., Class A	6,540	97,707

		1,041,537

Household Products (0.0%)
Central Garden & Pet Co., Class A*	260	1,066
WD-40 Co.	1,240	36,270

		37,336

Personal Products (0.9%)
American Oriental Bioengineering, Inc.*^	12,180	120,217
Chattem, Inc.*^	3,060	199,053
Elizabeth Arden, Inc.*	1,430	21,707
Herbalife Ltd.	1,810	70,138
Inter Parfums, Inc.	1,720	25,800
NBTY, Inc.*	5,190	166,391
Nu Skin Enterprises, Inc., Class A	5,590	83,403
Prestige Brands Holdings, Inc.*	2,600	27,716

		714,425

Tobacco (0.3%)
Universal Corp.	5,450	246,449
Vector Group Ltd.^	1,823	29,405

		275,854

Total Consumer Staples		2,777,029

Energy (8.9%)
Energy Equipment & Services (4.2%)
Atwood Oceanics, Inc.*	670	83,308
Basic Energy Services, Inc.*	580	18,270
BJ Services Co.	2,450	78,253
Bristow Group, Inc.*	2,220	109,868
Complete Production Services, Inc.*	1,810	65,920
Dawson Geophysical Co.*	250	14,865
Dresser-Rand Group, Inc.*	690	26,979
Dril-Quip, Inc.*	2,050	129,150
ENGlobal Corp.*	460	6,550
ENSCO International, Inc.	2,870	231,724
FMC Technologies, Inc.*	2,800	215,404
Forbes Energy Services Ltd.*(b)	8,600	67,386
Grey Wolf, Inc.*	30,870	278,756
Gulf Island Fabrication, Inc.	1,860	91,010
GulfMark Offshore, Inc.*	3,010	175,122

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hornbeck Offshore Services, Inc.*	2,240	$126,582
ION Geophysical Corp.*	6,550	114,298
Lufkin Industries, Inc.	1,500	124,920
NATCO Group, Inc.*	2,210	120,511
Natural Gas Services Group, Inc.*	650	19,812
Newpark Resources, Inc.*^	8,200	64,452
North American Energy Partners, Inc.*^	1,100	23,848
Oil States International, Inc.*	5,250	333,060
Patterson-UTI Energy, Inc.	5,280	190,291
Pioneer Drilling Co.*	5,290	99,505
Pride International, Inc.*	1,610	76,137
Rowan Cos., Inc.	1,340	62,645
SEACOR Holdings, Inc.*	2,170	194,237
T-3 Energy Services, Inc.*^	1,140	90,596
Technicoil Corp.*	3,300	4,110
Union Drilling, Inc.*	1,290	27,967
Unit Corp.*	2,020	167,599
Willbros Group, Inc.*	390	17,086

		3,450,221

Oil, Gas & Consumable Fuels (4.7%)
Alberta Clipper Energy, Inc.*	100	334
Alpha Natural Resources, Inc.*	2,090	217,966
Arena Resources, Inc.*	430	22,713
Arlington Tankers Ltd.^	520	12,074
Berry Petroleum Co., Class A	3,210	189,005
Bill Barrett Corp.*	2,140	127,137
Bois d’Arc Energy, Inc.*	4,330	105,262
Brigham Exploration Co.*	2,540	40,208
Callon Petroleum Co.*	2,010	54,994
Cimarex Energy Co.	2,250	156,757
Concho Resources, Inc.*	1,540	57,442
Continental Resources, Inc.*	120	8,318
Delta Petroleum Corp.*^	1,030	26,286
Denbury Resources, Inc.*	3,260	118,990
Energy Partners Ltd.*	2,980	44,462
Galleon Energy, Inc., Class A*	400	8,081
Gasco Energy, Inc.*^	10,030	41,625
General Maritime Corp.	2,780	72,224
GMX Resources, Inc.*	60	4,446
Great Plains Exploration, Inc.*	630	587
Jura Energy Corp.*	6,900	3,383
Knightsbridge Tankers Ltd.^	1,370	44,128
Mariner Energy, Inc.*	8,140	300,936
Massey Energy Co.	4,050	379,687
Midnight Oil Exploration Ltd.*	1,000	2,020
Noble Energy, Inc.	300	30,168
Nordic American Tanker Shipping Ltd.	460	17,857
Overseas Shipholding Group, Inc.	1,230	97,810
Paramount Resources Ltd., Class A*	400	8,136
PetroHawk Energy Corp.*	5,290	244,980
PetroQuest Energy, Inc.*^	4,730	127,237
Rosetta Resources, Inc.*	6,040	172,140
Stone Energy Corp.*	4,130	272,208
Swift Energy Co.*	4,850	320,391
Teekay Tankers Ltd., Class A	1,460	33,887
TriStar Oil & Gas Ltd.*	100	2,022
TUSK Energy Corp.*	2,216	6,324
VAALCO Energy, Inc.*	11,170	94,610
Venoco, Inc.*	670	15,551
VeraSun Energy Corp.*^	5,480	22,632
Vero Energy, Inc.*	1,800	19,206
W&T Offshore, Inc.	4,860	284,359
Warren Resources, Inc.*	2,540	37,287

	Number of Shares	Value (Note 1)
Whiting Petroleum Corp.*	300	$31,824

		3,877,694

Total Energy		7,327,915

Financials (12.6%)
Capital Markets (0.8%)
GAMCO Investors, Inc., Class A	1,420	70,460
Invesco Ltd.	4,580	109,828
Knight Capital Group, Inc., Class A*	15,740	283,005
NGP Capital Resources Co.^	600	9,246
optionsXpress Holdings, Inc.	3,770	84,222
Prospect Capital Corp.^	220	2,900
Stifel Financial Corp.*	550	18,914
SWS Group, Inc.	1,480	24,583
TD Ameritrade Holding Corp.*	4,490	81,224
U.S. Global Investors, Inc., Class A^	590	9,883
Waddell & Reed Financial, Inc., Class A	30	1,050

		695,315

Commercial Banks (1.9%)
BancFirst Corp.	260	11,128
Banco Latinoamericano de Exportaciones S.A., Class E	910	14,733
Chemical Financial Corp.^	1,090	22,236
City Holding Co.	1,780	72,571
Community Bank System, Inc.	4,070	83,923
Community Trust Bancorp, Inc.	530	13,918
First Community Bancshares, Inc./Virginia	390	10,998
First Financial Bancorp	1,140	10,488
First Horizon National Corp.	8,800	65,384
First Merchants Corp.	1,300	23,595
First Security Group, Inc./Tennessee	300	1,674
FirstMerit Corp.	1,760	28,706
Frontier Financial Corp.^	2,300	19,596
Harleysville National Corp.	100	1,116
IBERIABANK Corp.	170	7,560
Independent Bank Corp./Massachusetts	360	8,582
International Bancshares Corp.	1,750	37,398
Investors Bancorp, Inc.*	470	6,138
MainSource Financial Group, Inc.	340	5,270
National Penn Bancshares, Inc.	4,180	55,510
NBT Bancorp, Inc.	2,570	52,968
Old National Bancorp/Indiana^	6,740	96,112
Oriental Financial Group, Inc.	2,750	39,215
Pacific Capital Bancorp N.A.^	8,390	115,614
Park National Corp.^	440	23,716
Popular, Inc.^	7,170	47,250
Renasant Corp.	360	5,303
S&T Bancorp, Inc.	250	7,265
Signature Bank/New York*	180	4,637
Simmons First National Corp., Class A	600	16,782
Southside Bancshares, Inc.	670	12,355
Sterling Bancorp/New York	2,520	30,114
Susquehanna Bancshares, Inc.	6,090	83,372
SVB Financial Group*	1,790	86,117
TCF Financial Corp.	11,410	137,262
Tompkins Financial Corp.	510	18,972
UMB Financial Corp.	430	22,046
Webster Financial Corp.	6,510	121,086
WesBanco, Inc.	2,080	35,672
Westamerica Bancorp^	1,930	101,499
Wilmington Trust Corp.	500	13,220
Wintrust Financial Corp.	920	21,942

		1,593,043

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.6%)
Advanta Corp., Class B	3,630	$22,833
AmeriCredit Corp.*^	2,640	22,757
Cash America International, Inc.	4,780	148,180
Discover Financial Services	9,320	122,744
EZCORP, Inc., Class A*	5,160	65,790
World Acceptance Corp.*^	2,580	86,868

		469,172

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.^	1,360	16,619
Encore Capital Group, Inc.*	110	971
Financial Federal Corp.	2,630	57,755
Interactive Brokers Group, Inc., Class A*	130	4,177
Leucadia National Corp.	2,860	134,249
MarketAxess Holdings, Inc.*	1,150	8,694
PHH Corp.*^	4,320	66,312
Portfolio Recovery Associates, Inc.^	880	33,000

		321,777

Insurance (6.4%)
Alleghany Corp.*	91	30,217
Allied World Assurance Co. Holdings Ltd./Bermuda	3,040	120,445
American Equity Investment Life Holding Co.*	5,740	46,781
American Financial Group, Inc./Ohio	3,030	81,052
American National Insurance Co.	30	2,941
American Physicians Capital, Inc.	1,870	90,583
Amerisafe, Inc.*	2,930	46,704
Amtrust Financial Services, Inc.^	6,370	80,262
Arch Capital Group Ltd.*	1,500	99,480
Argo Group International Holdings Ltd.*	676	22,687
Aspen Insurance Holdings Ltd.	11,430	270,548
Assurant, Inc.	2,980	196,561
Assured Guaranty Ltd.	1,660	29,863
Axis Capital Holdings Ltd.	4,060	121,029
Brown & Brown, Inc.	2,890	50,257
Cincinnati Financial Corp.	2,890	73,406
CNA Financial Corp.	3,290	82,743
CNA Surety Corp.*	2,350	29,704
Conseco, Inc.*	10,720	106,342
Darwin Professional Underwriters, Inc.*	700	21,560
Delphi Financial Group, Inc., Class A	4,090	94,643
Donegal Group, Inc., Class A^	90	1,428
eHealth, Inc.*	760	13,422
EMC Insurance Group, Inc.	30	722
Employers Holdings, Inc.	1,880	38,916
Endurance Specialty Holdings Ltd.	4,670	143,789
Erie Indemnity Co., Class A	270	12,460
FBL Financial Group, Inc., Class A	2,560	50,893
Fidelity National Financial, Inc., Class A	6,640	83,664
First American Corp.	1,200	31,680
FPIC Insurance Group, Inc.*	1,350	61,182
Genworth Financial, Inc., Class A	8,030	143,014
Hallmark Financial Services*	750	7,253
Hanover Insurance Group, Inc.	1,410	59,925
Harleysville Group, Inc.	2,410	81,530
HCC Insurance Holdings, Inc.	3,450	72,933
Hilb, Rogal & Hobbs Co.	340	14,776
Horace Mann Educators Corp.	290	4,066
Infinity Property & Casualty Corp.	1,680	69,754
IPC Holdings Ltd.	7,500	199,125

	Number of Shares	Value (Note 1)
Markel Corp.*	20	$7,340
Max Capital Group Ltd.^	8,870	189,197
Montpelier Reinsurance Holdings Ltd.	680	10,030
National Financial Partners Corp.^	2,430	48,163
National Interstate Corp.	830	15,255
National Western Life Insurance Co., Class A	50	10,925
Nationwide Financial Services, Inc., Class A	1,270	60,973
Navigators Group, Inc.*	1,960	105,938
Odyssey Reinsurance Holdings Corp.	2,420	85,910
OneBeacon Insurance Group Ltd.	730	12,826
PartnerReinsurance Ltd.	1,530	105,769
Philadelphia Consolidated Holding Corp.*	2,940	99,872
Phoenix Cos., Inc.	5,510	41,931
Platinum Underwriters Holdings Ltd.	8,260	269,359
Presidential Life Corp.	210	3,238
ProAssurance Corp.*	4,380	210,722
ProCentury Corp.	1,000	15,840
Protective Life Corp.	2,540	96,647
Reinsurance Group of America, Inc.	690	30,029
RenaissanceReinsurance Holdings Ltd.	1,790	79,959
RLI Corp.	2,160	106,855
Safeco Corp.	2,870	192,749
Safety Insurance Group, Inc.	660	23,529
SeaBright Insurance Holdings, Inc.*	1,840	26,643
Selective Insurance Group, Inc.	4,800	90,048
StanCorp Financial Group, Inc.	2,190	102,842
State Auto Financial Corp.	670	16,033
Torchmark Corp.	360	21,114
Transatlantic Holdings, Inc.	640	36,141
United America Indemnity Ltd., Class A*	2,970	39,709
Unitrin, Inc.	910	25,089
Unum Group	6,730	137,628
W.R. Berkley Corp.	4,730	114,277
Wesco Financial Corp.	10	3,820
White Mountains Insurance Group Ltd.	70	30,030
Zenith National Insurance Corp.	810	28,480

		5,283,250

Real Estate Investment Trusts (REITs) (1.9%)
Acadia Realty Trust (REIT)	100	2,315
Agree Realty Corp. (REIT)	500	11,025
Alexander’s, Inc. (REIT)*	30	9,318
Alexandria Real Estate Equities, Inc. (REIT)	500	48,670
Arbor Realty Trust, Inc. (REIT)	500	4,485
Ashford Hospitality Trust, Inc. (REIT)	3,000	13,860
Associated Estates Realty Corp. (REIT)	300	3,213
BioMed Realty Trust, Inc. (REIT)	100	2,453
Brandywine Realty Trust (REIT)	1,100	17,336
Capital Trust, Inc./New York, Class A (REIT)^	120	2,305
CBL & Associates Properties, Inc. (REIT)	1,300	29,692
Cedar Shopping Centers, Inc. (REIT)	600	7,032
Corporate Office Properties Trust SBI/Maryland (REIT)	500	17,165
DiamondRock Hospitality Co. (REIT)	3,100	33,759
Digital Realty Trust, Inc. (REIT)	2,200	90,002
EastGroup Properties, Inc. (REIT)	870	37,323
Entertainment Properties Trust (REIT)	1,000	49,440

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Lifestyle Properties, Inc. (REIT)	750	$33,000
Equity One, Inc. (REIT)^	1,310	26,921
Extra Space Storage, Inc. (REIT)	1,090	16,742
FelCor Lodging Trust, Inc. (REIT)	3,400	35,700
First Industrial Realty Trust, Inc. (REIT)^	2,700	74,169
Glimcher Realty Trust (REIT)^	300	3,354
Gramercy Capital Corp./New York (REIT)^	500	5,795
Hersha Hospitality Trust (REIT)	500	3,775
Highwoods Properties, Inc. (REIT)	1,600	50,272
Home Properties, Inc. (REIT)	1,200	57,672
Inland Real Estate Corp. (REIT)^	3,200	46,144
Kite Realty Group Trust (REIT)	780	9,750
LaSalle Hotel Properties (REIT)^	700	17,591
Lexington Realty Trust (REIT)	1,400	19,082
LTC Properties, Inc. (REIT)	880	22,493
Medical Properties Trust, Inc. (REIT)	1,120	11,334
Mid-America Apartment Communities, Inc. (REIT)	950	48,488
National Health Investors, Inc. (REIT)	400	11,404
National Retail Properties, Inc. (REIT)	2,700	56,430
Nationwide Health Properties, Inc. (REIT)	4,500	141,705
Omega Healthcare Investors, Inc. (REIT)	2,510	41,792
Parkway Properties, Inc./Maryland (REIT)^	700	23,611
Pennsylvania Real Estate Investment Trust (REIT)	1,700	39,338
PS Business Parks, Inc. (REIT)	600	30,960
Ramco-Gershenson Properties Trust (REIT)	600	12,324
Realty Income Corp. (REIT)^	3,200	72,832
Saul Centers, Inc. (REIT)	400	18,796
Senior Housing Properties Trust (REIT)	3,700	72,261
Sovran Self Storage, Inc. (REIT)	300	12,468
Strategic Hotels & Resorts, Inc. (REIT)	1,700	15,929
Sunstone Hotel Investors, Inc. (REIT)	2,100	34,860
Tanger Factory Outlet Centers, Inc. (REIT)^	1,800	64,674
Taubman Centers, Inc. (REIT)	700	34,055
Washington Real Estate Investment Trust (REIT)	1,570	47,178

		1,592,292

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	630	37,920
Tejon Ranch Co.*	170	6,130

		44,050

Thrifts & Mortgage Finance (0.5%)
Anchor Bancorp Wisconsin, Inc.	550	3,855
Bank Mutual Corp.	2,320	23,293
BankFinancial Corp.	60	781
Brookline Bancorp, Inc.	1,850	17,667
Dime Community Bancshares, Inc.	3,130	51,676
Encore Bancshares, Inc.*	600	9,390
Farmer Mac, Class C	570	14,125
First Place Financial Corp./Ohio	290	2,726
Flushing Financial Corp.	1,910	36,194
Hudson City Bancorp, Inc.	9,070	151,288
OceanFirst Financial Corp.	160	2,888
Provident Financial Services, Inc.	870	12,189
Provident New York Bancorp	2,780	30,747

	Number of Shares	Value (Note 1)
TierOne Corp.	730	$3,351
WSFS Financial Corp.	330	14,718

		374,888

Total Financials		10,373,787

Health Care (6.8%)
Biotechnology (0.7%)
Allos Therapeutics, Inc.*	550	3,800
Alnylam Pharmaceuticals, Inc.*^	3,080	82,328
BioMarin Pharmaceutical, Inc.*	800	23,184
Cubist Pharmaceuticals, Inc.*	4,900	87,514
Emergent Biosolutions, Inc.	2,020	20,059
Enzon Pharmaceuticals, Inc.*^	5,510	39,231
Martek Biosciences Corp.*	7,160	241,364
Momenta Pharmaceuticals, Inc.*	780	9,594
Myriad Genetics, Inc.*	200	9,104
Rigel Pharmaceuticals, Inc.*	300	6,798
RXi Pharmaceuticals Corp.*^	358	2,864
Savient Pharmaceuticals, Inc.*^	1,140	28,842
United Therapeutics Corp.*	200	19,550

		574,232

Health Care Equipment & Supplies (1.4%)
Abaxis, Inc.*^	1,170	28,232
American Medical Systems Holdings, Inc.*^	980	14,651
Analogic Corp.	3,040	191,733
CONMED Corp.*	3,450	91,597
CryoLife, Inc.*	2,240	25,626
Cyberonics, Inc.*	1,010	21,917
Datascope Corp.	1,280	60,160
Edwards Lifesciences Corp.*	1,000	62,040
Exactech, Inc.*	330	8,484
Hill-Rom Holdings, Inc.	3,840	103,603
IRIS International, Inc.*	350	5,478
Kensey Nash Corp.*	1,420	45,511
Meridian Bioscience, Inc.	1,950	52,494
Merit Medical Systems, Inc.*	2,420	35,574
Natus Medical, Inc.*	380	7,957
Neogen Corp.*	200	4,578
NuVasive, Inc.*	200	8,932
Quidel Corp.*	3,190	52,699
Sirona Dental Systems, Inc.*^	1,090	28,253
Somanetics Corp.*	430	9,116
SonoSite, Inc.*	560	15,686
STERIS Corp.	6,600	189,816
Vital Signs, Inc.	80	4,542
Vnus Medical Technologies, Inc.*	310	6,203
Zoll Medical Corp.*	2,530	85,185

		1,160,067

Health Care Providers & Services (2.6%)
Air Methods Corp.*^	40	1,000
Alliance Imaging, Inc.*	3,310	28,698
Amedisys, Inc.*^	1,800	90,756
AMERIGROUP Corp.*	5,150	107,120
AMN Healthcare Services, Inc.*	1,300	21,996
Amsurg Corp.*	1,090	26,542
Apria Healthcare Group, Inc.*	4,350	84,346
Centene Corp.*	7,330	123,071
Chemed Corp.	1,520	55,647
Chindex International Inc.*	1,070	15,697
Corvel Corp.*	530	17,951
Cross Country Healthcare, Inc.*	590	8,502
Emergency Medical Services Corp., Class A*^	850	19,236
Gentiva Health Services, Inc.*	380	7,239
Hanger Orthopedic Group, Inc.*	2,300	37,927
Health Net, Inc.*	2,610	62,797
HealthExtras, Inc.*	510	15,371

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Healthspring, Inc.*	11,370	$191,926
HMS Holdings Corp.*	140	3,006
Kindred Healthcare, Inc.*	2,220	63,847
Landauer, Inc.	1,080	60,739
LifePoint Hospitals, Inc.*	7,770	219,891
Lincare Holdings, Inc.*	8,870	251,908
Magellan Health Services, Inc.*	410	15,182
Molina Healthcare, Inc.*^	3,280	79,835
Odyssey HealthCare, Inc.*	680	6,623
Owens & Minor, Inc.	6,340	289,675
PharMerica Corp.*^	2,220	50,150
Providence Service Corp.*^	620	13,088
Psychiatric Solutions, Inc.*	300	11,352
RehabCare Group, Inc.*	2,540	40,716
Res-Care, Inc.*	1,480	26,314
Sun Healthcare Group, Inc.*	1,190	15,934
Universal American Corp.*	1,830	18,703
WellCare Health Plans, Inc.*	700	25,305

		2,108,090

Health Care Technology (0.1%)
Eclipsys Corp.*	720	13,219
HLTH Corp.*	2,340	26,489
Phase Forward, Inc.*	2,530	45,464
TriZetto Group, Inc.*	620	13,256

		98,428

Life Sciences Tools & Services (1.0%)
Albany Molecular Research, Inc.*	2,330	30,919
Dionex Corp.*^	1,590	105,528
Enzo Biochem, Inc.*	390	4,376
eResearchTechnology, Inc.*	5,970	104,117
Illumina, Inc.*	710	61,848
Invitrogen Corp.*	1,130	44,364
Luminex Corp.*^	3,500	71,925
PAREXEL International Corp.*	5,310	139,706
PerkinElmer, Inc.	1,140	31,749
Pharmaceutical Product Development, Inc.	830	35,607
Varian, Inc.*	3,700	188,922

		819,061

Pharmaceuticals (1.0%)
Adolor Corp.*	4,050	22,194
Alpharma, Inc., Class A*	3,880	87,416
Auxilium Pharmaceuticals, Inc.*	1,020	34,292
Bentley Pharmaceuticals, Inc.*	300	4,845
Durect Corp.*	820	3,009
Endo Pharmaceuticals Holdings, Inc.*	4,440	107,404
Forest Laboratories, Inc.*	1,290	44,815
King Pharmaceuticals, Inc.*	18,180	190,345
MiddleBrook Pharmaceuticals, Inc.^	1,880	6,354
Pain Therapeutics, Inc.*^	1,420	11,218
Par Pharmaceutical Cos., Inc.*	1,290	20,937
Pozen, Inc.*^	820	8,922
Sepracor, Inc.*	1,260	25,099
Valeant Pharmaceuticals International*^	3,490	59,714
Vivus, Inc.*^	710	4,743
Warner Chilcott Ltd., Class A*	2,200	37,290
Watson Pharmaceuticals, Inc.*	3,600	97,812
XenoPort, Inc.*	1,250	48,787

		815,196

Total Health Care		5,575,074

Industrials (20.4%)
Aerospace & Defense (1.8%)
Aerovironment, Inc.*	460	12,503
Argon ST, Inc.*	610	15,128
Axsys Technologies, Inc.*	1,340	69,734
BE Aerospace, Inc.*	2,310	53,800

	Number of Shares	Value (Note 1)
Ceradyne, Inc.*	2,340	$80,262
Cubic Corp.	4,010	89,343
Curtiss-Wright Corp.	1,020	45,635
DRS Technologies, Inc.	4,100	322,752
Ducommun, Inc.*	1,220	28,011
DynCorp International, Inc., Class A*	5,920	89,688
Esterline Technologies Corp.*	4,490	221,177
HEICO Corp.^	1,630	53,040
Stanley, Inc.*	1,910	64,023
Teledyne Technologies, Inc.*	2,510	122,463
TransDigm Group, Inc.*	1,090	36,613
Triumph Group, Inc.	3,770	177,567

		1,481,739

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	1,100	1,100
Atlas Air Worldwide Holdings, Inc.*^	2,520	124,639
Hub Group, Inc., Class A*	4,510	153,926
Pacer International, Inc.	5,540	119,166

		398,831

Airlines (0.2%)
Allegiant Travel Co.*	50	929
Hawaiian Holdings, Inc.*	7,740	53,793
Republic Airways Holdings, Inc.*	3,910	33,861
SkyWest, Inc.	6,640	83,996

		172,579

Building Products (0.7%)
AAON, Inc.	980	18,875
American Woodmark Corp.^	270	5,705
Ameron International Corp.	910	109,182
Apogee Enterprises, Inc.	2,550	41,208
Gibraltar Industries, Inc.	560	8,943
Insteel Industries, Inc.	1,500	27,465
Lennox International, Inc.	6,170	178,683
NCI Building Systems, Inc.*	3,110	114,230
Quanex Building Products Corp.	5,430	80,690
Universal Forest Products, Inc.	360	10,786

		595,767

Commercial Services & Supplies (5.1%)
ABM Industries, Inc.^	2,220	49,395
Acacia Research-Acacia Technologies*	1,520	6,810
Administaff, Inc.	4,350	121,321
Advisory Board Co.*	130	5,113
American Ecology Corp.	2,610	77,073
American Reprographics Co.*	940	15,651
Amrep Corp.	110	5,235
Bowne & Co., Inc.^	3,920	49,980
Brink’s Co.	1,350	88,317
CBIZ, Inc.*^	7,090	56,365
CDI Corp.	2,180	55,459
ChoicePoint, Inc.*	3,680	177,376
Clean Harbors, Inc.*	2,750	195,415
Comfort Systems USA, Inc.^	7,470	100,397
COMSYS IT Partners, Inc.*	910	8,299
Consolidated Graphics, Inc.*	1,960	96,569
Copart, Inc.*	160	6,851
Cornell Cos., Inc.*	2,040	49,184
CRA International, Inc.*	510	18,437
Deluxe Corp.	9,810	174,814
Ennis, Inc.	1,910	29,892
Exponent, Inc.*	2,930	92,031
First Advantage Corp., Class A*	550	8,718
FTI Consulting, Inc.*	270	18,484
G&K Services, Inc., Class A	820	24,977
GeoEye, Inc.*	50	886
Herman Miller, Inc.	10,150	252,633

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hill International Inc.*	2,560	$42,086
HNI Corp.^	1,510	26,667
Hudson Highland Group, Inc.*	2,270	23,767
ICF International, Inc.*	2,100	34,902
IKON Office Solutions, Inc.	7,982	90,037
Interface, Inc., Class A	8,790	110,139
Kelly Services, Inc., Class A	1,780	34,407
Kimball International, Inc., Class B	1,860	15,401
Knoll, Inc.	5,000	60,750
Korn/Ferry International*	7,670	120,649
Manpower, Inc.	1,960	114,150
McGrath Rentcorp	510	12,541
Metalico Inc.*^	3,350	58,692
Mine Safety Appliances Co.	2,800	111,972
MPS Group, Inc.*	14,440	153,497
Navigant Consulting, Inc.*	4,950	96,822
R.R. Donnelley & Sons Co.	4,310	127,964
Resources Connection, Inc.	3,470	70,614
Robert Half International, Inc.	4,900	117,453
Rollins, Inc.	5,735	84,993
Schawk, Inc.	920	11,031
School Specialty, Inc.*	1,690	50,244
Spherion Corp.*	3,610	16,678
Standard Parking Corp.*	430	7,826
Standard Register Co.	1,260	11,882
Steelcase, Inc., Class A	9,940	99,698
Sykes Enterprises, Inc.*	4,770	89,962
Team, Inc.*	1,630	55,942
Tetra Tech, Inc.*	700	15,834
TrueBlue, Inc.*^	8,130	107,397
United Stationers, Inc.*	4,000	147,800
Viad Corp.	4,240	109,350
Volt Information Sciences, Inc.*	80	953
Waste Connections, Inc.*	1,750	55,878
Watson Wyatt Worldwide, Inc., Class A	2,140	113,185

		4,186,845

Construction & Engineering (1.2%)
Aecom Technology Corp.*	3,010	97,915
Dycom Industries, Inc.*	2,690	39,059
EMCOR Group, Inc.*	9,160	261,335
Furmanite Corp.*	360	2,873
Granite Construction, Inc.	2,060	64,952
Insituform Technologies, Inc., Class A*	2,000	30,460
Integrated Electrical Services, Inc.*	1,020	17,544
KBR, Inc.	3,650	127,421
Layne Christensen Co.*	1,520	66,561
MasTec, Inc.*	4,570	48,716
Michael Baker Corp.*	890	19,473
Northwest Pipe Co.*	950	53,010
Perini Corp.*	3,370	111,378
Pike Electric Corp.*	1,170	19,434

		960,131

Electrical Equipment (2.5%)
A.O. Smith Corp.	3,120	102,430
Acuity Brands, Inc.^	6,050	290,884
AZZ, Inc.*	1,600	63,840
Belden, Inc.	6,090	206,329
Brady Corp., Class A	2,450	84,598
Day4 Energy, Inc.*	7,000	28,901
Encore Wire Corp.	2,450	51,916
GrafTech International Ltd.*	13,750	368,912
II-VI, Inc.*	1,430	49,936
LSI Industries, Inc.	1,050	8,526
Powell Industries, Inc.*	1,530	77,127
Regal-Beloit Corp.^	4,640	196,040

	Number of Shares	Value (Note 1)
Superior Essex, Inc.*	1,680	$74,978
Thomas & Betts Corp.*	4,120	155,942
Valence Technology, Inc.*^	3,300	14,619
Vicor Corp.	1,180	11,776
Woodward Governor Co.	8,460	301,684

		2,088,438

Industrial Conglomerates (0.2%)
Otter Tail Corp.^	500	19,415
Raven Industries, Inc.	1,060	34,747
Walter Industries, Inc.	1,300	141,401

		195,563

Machinery (5.3%)
Actuant Corp., Class A	7,430	232,930
Altra Holdings, Inc.*	1,520	25,551
Ampco-Pittsburgh Corp.	1,660	73,837
Astec Industries, Inc.*	3,620	116,347
Badger Meter, Inc.^	2,400	121,272
Barnes Group, Inc.	7,680	177,331
Blount International, Inc.*	5,450	63,274
Cascade Corp.^	540	22,853
Chart Industries, Inc.*	3,780	183,859
CIRCOR International, Inc.	2,460	120,515
Colfax Corp.*	1,890	47,420
Columbus McKinnon Corp.*	3,090	74,407
Commercial Vehicle Group, Inc.*	340	3,179
Crane Co.	1,470	56,639
Cummins, Inc.	2,730	178,870
Dover Corp.	490	23,701
EnPro Industries, Inc.*	3,730	139,278
ESCO Technologies, Inc.*	730	34,252
Federal Signal Corp.	2,680	32,160
Gardner Denver, Inc.*	6,390	362,952
Gorman-Rupp Co.	2,125	84,660
Hurco Cos., Inc.*^	610	18,843
IDEX Corp.	2,790	102,784
Ingersoll-Rand Co., Ltd., Class A	4,500	168,435
Joy Global, Inc.	200	15,166
Kadant, Inc.*	2,660	60,116
Kaydon Corp.	570	29,304
L.B. Foster Co., Class A*	530	17,596
Lincoln Electric Holdings, Inc.	890	70,043
Lindsay Corp.^	640	54,381
Lydall, Inc.*	410	5,145
McCoy Corp.	3,100	14,076
Mueller Industries, Inc.	6,550	210,910
Navistar International Corp.*	450	29,619
Nordson Corp.	2,440	177,852
Oshkosh Corp.	1,080	22,345
Pentair, Inc.	1,970	68,989
RBC Bearings, Inc.*^	1,080	35,986
Robbins & Myers, Inc.	5,200	259,324
Sun Hydraulics Corp.	2,070	66,799
Tecumseh Products Co., Class A*	3,170	103,913
Tennant Co.	1,360	40,895
Timken Co.	2,550	83,997
Titan International, Inc.	1,070	38,113
Toro Co.	5,260	175,000
Twin Disc, Inc.	50	1,047
Wabtec Corp.	5,460	265,465
Watts Water Technologies, Inc., Class A^	2,220	55,278

		4,366,708

Marine (0.5%)
Alexander & Baldwin, Inc.	2,570	117,064
American Commercial Lines, Inc.*^	3,240	35,413
Excel Maritime Carriers Ltd.^	2,580	101,265
Kirby Corp.*	200	9,600

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Safe Bulkers, Inc.*	4,900	$92,316
Star Bulk Carriers Corp.	4,480	52,819

		408,477

Road & Rail (1.1%)
AMERCO*^	120	5,722
Arkansas Best Corp.^	5,110	187,230
Avis Budget Group, Inc.*	9,300	77,841
Celadon Group, Inc.*	100	999
Genesee & Wyoming, Inc., Class A*	2,140	72,803
Heartland Express, Inc.	2,010	29,969
Hertz Global Holdings, Inc.*	6,270	60,192
Marten Transport Ltd.*	790	12,616
Old Dominion Freight Line, Inc.*	1,430	42,929
Ryder System, Inc.	1,990	137,071
Werner Enterprises, Inc.	7,560	140,465
YRC Worldwide, Inc.*^	7,890	117,324

		885,161

Trading Companies & Distributors (1.3%)
Applied Industrial Technologies, Inc.^	7,800	188,526
Beacon Roofing Supply, Inc.*^	770	8,170
GATX Corp.	4,820	213,670
Houston Wire & Cable Co.^	2,000	39,800
Kaman Corp.	150	3,414
MSC Industrial Direct Co., Class A	480	21,173
Rush Enterprises, Inc., Class A*	2,060	24,741
Textainer Group Holdings Ltd.	320	6,250
United Rentals, Inc.*	12,020	235,712
Watsco, Inc.^	1,120	46,816
WESCO International, Inc.*	6,800	272,272

		1,060,544

Transportation Infrastructure (0.0%)
CAI International, Inc.*	2,600	45,240

Total Industrials		16,846,023

Information Technology (21.4%)
Communications Equipment (2.5%)
Acme Packet, Inc.*	1,150	8,924
ADTRAN, Inc.	5,800	138,272
Avocent Corp.*	5,490	102,114
Bel Fuse, Inc., Class A	100	2,800
Black Box Corp.	910	24,743
Brocade Communications Systems, Inc.*	21,530	177,407
Comtech Telecommunications Corp.*	4,740	232,260
DG FastChannel, Inc.*	330	5,693
EchoStar Corp., Class A*	1,450	45,269
EMS Technologies, Inc.*	2,260	49,358
Emulex Corp.*	13,840	161,236
Extreme Networks, Inc.*	11,460	32,546
Foundry Networks, Inc.*	10,500	124,110
Harmonic, Inc.*	1,280	12,173
Harris Corp.	1,910	96,436
Ixia*	3,580	24,881
JDS Uniphase Corp.*	4,470	50,779
Parkervision, Inc.*^	340	3,376
Performance Technologies, Inc.*	200	1,012
Plantronics, Inc.	10,570	235,922
Polycom, Inc.*	4,920	119,851
Powerwave Technologies, Inc.*^	6,830	29,028
SeaChange International, Inc.*	1,140	8,162
ShoreTel, Inc.*^	1,300	5,746
Sycamore Networks, Inc.*	1,840	5,925
Tekelec*	9,400	138,274
Tellabs, Inc.*^	24,440	113,646
Utstarcom, Inc.*^	6,810	37,251
ViaSat, Inc.*	1,980	40,016

		2,027,210

	Number of Shares	Value (Note 1)
Computers & Peripherals (1.6%)
3PAR, Inc.*^	1,080	$8,467
Adaptec, Inc.*	1,860	5,952
Electronics for Imaging, Inc.*	3,260	47,596
Hypercom Corp.*	170	748
Imation Corp.	2,840	65,093
Lexmark International, Inc., Class A*	3,990	133,386
NCR Corp.*	6,140	154,728
Netezza Corp.*	1,940	22,271
QLogic Corp.*	15,300	223,227
SanDisk Corp.*	880	16,456
Seagate Technology	8,650	165,475
STEC, Inc.*^	6,360	65,317
Stratasys, Inc.*^	690	12,737
Synaptics, Inc.*^	5,050	190,537
Western Digital Corp.*	6,710	231,696
Xyratex Ltd.*	1,340	22,311

		1,365,997

Electronic Equipment & Instruments (3.6%)
Amphenol Corp., Class A	2,340	105,019
Arrow Electronics, Inc.*	4,310	132,403
Avnet, Inc.*	3,860	105,301
AVX Corp.	2,980	33,704
Benchmark Electronics, Inc.*	9,360	152,942
Checkpoint Systems, Inc.*	4,650	97,092
Cogent, Inc.*	1,840	20,921
Cognex Corp.	4,950	114,097
Coherent, Inc.*	890	26,602
CPI International, Inc.*	10	123
CTS Corp.	4,890	49,144
DTS, Inc.*	1,940	60,761
Electro Scientific Industries, Inc.*	1,760	24,939
Excel Technology, Inc.*	330	7,366
FARO Technologies, Inc.*	200	5,034
Flir Systems, Inc.*	2,300	93,311
Gerber Scientific, Inc.*	100	1,138
Ingram Micro, Inc., Class A*	1,330	23,608
Insight Enterprises, Inc.*	3,790	44,457
IPG Photonics Corp.*	1,390	26,146
Littelfuse, Inc.*	1,780	56,159
Measurement Specialties, Inc.*	100	1,759
Methode Electronics, Inc.	3,300	34,485
Molex, Inc.	4,050	98,860
MTS Systems Corp.	1,360	48,797
Multi-Fineline Electronix, Inc.*^	3,230	89,374
Nam Tai Electronics, Inc.	1,440	18,835
National Instruments Corp.	4,510	127,949
Newport Corp.*	630	7,176
OSI Systems, Inc.*	1,030	22,063
Park Electrochemical Corp.	1,620	39,382
PC Connection, Inc.*	680	6,331
Plexus Corp.*	8,690	240,539
Rofin-Sinar Technologies, Inc.*	6,830	206,266
Rogers Corp.*	1,640	61,648
Sanmina-SCI Corp.*	15,600	19,968
Scansource, Inc.*	1,360	36,394
SYNNEX Corp.*	3,920	98,353
Tech Data Corp.*	5,560	188,428
Technitrol, Inc.	5,360	91,066
Trimble Navigation Ltd.*	3,050	108,885
TTM Technologies, Inc.*	7,630	100,792
Vishay Intertechnology, Inc.*	13,850	122,849

		2,950,466

Internet Software & Services (1.5%)
AsiaInfo Holdings, Inc.*	5,730	67,729
Bankrate, Inc.*^	880	34,382
CMGI, Inc.*	3,270	34,662

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Digital River, Inc.*	1,280	$49,382
Equinix, Inc.*^	400	35,688
Greenfield Online, Inc.*	2,550	38,046
Imergent, Inc.^	1,200	14,208
Interwoven, Inc.*	4,360	52,364
j2 Global Communications, Inc.*	9,740	224,020
Marchex, Inc., Class B^	1,020	12,566
NaviSite, Inc.*	1,120	4,256
NIC, Inc.	3,570	24,383
Open Text Corp.*^	5,720	183,612
RealNetworks, Inc.*	2,990	19,734
S1 Corp.*	8,550	64,723
Sohu.com, Inc.*	1,600	112,704
SonicWALL, Inc.*	4,090	26,380
Soundbite Communications, Inc.*	1,400	4,844
TheStreet.com, Inc.	1,950	12,695
United Online, Inc.	11,890	119,257
ValueClick, Inc.*	900	13,635
Vignette Corp.*	1,810	21,720
Vocus, Inc.*	1,010	32,492
Zix Corp.*^	1,200	3,336

		1,206,818

IT Services (2.6%)
Acxiom Corp.	6,330	72,732
Affiliated Computer Services, Inc., Class A*	2,280	121,957
Broadridge Financial Solutions, Inc.	3,080	64,834
CACI International, Inc., Class A*	3,080	140,972
CIBER, Inc.*	7,249	45,016
Computer Sciences Corp.*	2,390	111,948
Convergys Corp.*	15,580	231,519
CSG Systems International, Inc.*	4,150	45,733
Cybersource Corp.*	8,303	138,909
Electronic Data Systems Corp.	1,350	33,264
Forrester Research, Inc.*	1,250	38,600
Gartner, Inc.*^	6,750	139,860
Global Cash Access Holdings, Inc.*	1,840	12,622
Heartland Payment Systems, Inc.^	2,920	68,912
Hewitt Associates, Inc., Class A*	4,280	164,052
infoGROUP, Inc.	160	702
Integral Systems, Inc.	890	34,443
ManTech International Corp., Class A*	4,780	230,014
MAXIMUS, Inc.	2,550	88,791
Metavante Technologies, Inc.*	200	4,524
NCI, Inc., Class A*	200	4,576
Ness Technologies, Inc.*	20	202
Perot Systems Corp., Class A*	5,000	75,050
RightNow Technologies, Inc.*	1,950	26,657
SAIC, Inc.*	780	16,232
Sapient Corp.*	13,550	86,991
Syntel, Inc.	690	23,267
TeleTech Holdings, Inc.*	4,770	95,209
Wright Express Corp.*	1,010	25,048

		2,142,636

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	2,730	89,107

Semiconductors & Semiconductor Equipment (5.0%)
Actel Corp.*	3,610	60,829
Advanced Energy Industries, Inc.*	3,650	50,005
Altera Corp.	6,070	125,649
Amkor Technology, Inc.*	22,460	233,809
Analog Devices, Inc.	3,340	106,112
Atmel Corp.*	40,440	140,731
ATMI, Inc.*	3,300	92,136
Brooks Automation, Inc.*	5,100	42,177
Cabot Microelectronics Corp.*^	5,020	166,413

	Number of Shares	Value (Note 1)
Cirrus Logic, Inc.*	1,520	$8,451
Cohu, Inc.	1,820	26,718
Entegris, Inc.*	18,340	120,127
Fairchild Semiconductor International, Inc.*	16,930	198,589
FEI Co.*	4,500	102,510
Integrated Device Technology, Inc.*	23,700	235,578
Intellon Corp.*	1,500	4,950
Intersil Corp., Class A	6,570	159,782
IXYS Corp.*	110	1,313
KLA-Tencor Corp.	3,690	150,220
Lattice Semiconductor Corp.*	10,270	32,145
LSI Corp.*	17,010	104,441
Marvell Technology Group Ltd.*	6,400	113,024
Mattson Technology, Inc.*	330	1,571
Micrel, Inc.	9,780	89,487
Micrel, Inc. †	9,780	—
Microtune, Inc.*	1,480	5,121
MKS Instruments, Inc.*	10,590	231,921
Monolithic Power Systems, Inc.*	5,110	110,478
Netlogic Microsystems, Inc.*^	800	26,560
NVIDIA Corp.*	480	8,986
OmniVision Technologies, Inc.*^	800	9,672
Pericom Semiconductor Corp.*	5,850	86,814
Semtech Corp.*	13,520	190,226
Silicon Image, Inc.*	7,310	52,998
Silicon Laboratories, Inc.*	4,040	145,804
Silicon Storage Technology, Inc.*	3,370	9,335
Skyworks Solutions, Inc.*	23,950	236,386
Standard Microsystems Corp.*	2,720	73,848
Techwell, Inc.*	80	986
Teradyne, Inc.*	14,620	161,843
TriQuint Semiconductor, Inc.*	6,670	40,420
Ultra Clean Holdings, Inc.*	390	3,104
Ultratech, Inc.*	2,100	32,592
Veeco Instruments, Inc.*	4,560	73,325
Verigy Ltd.*	4,650	105,601
Volterra Semiconductor Corp.*	4,280	73,873
Zoran Corp.*	3,480	40,716

		4,087,376

Software (4.5%)
Activision, Inc.*	6,730	229,291
Actuate Corp.*	1,710	6,686
Advent Software, Inc.*	1,650	59,532
Amdocs Ltd.*	2,970	87,377
Ansoft Corp.*	1,150	41,860
ANSYS, Inc.*	3,670	172,931
ArcSight Inc.	190	1,672
Aspen Technology, Inc.*	10,180	135,394
Autodesk, Inc.*	590	19,948
Blackbaud, Inc.	2,500	53,500
BMC Software, Inc.*	5,620	202,320
CA, Inc.	2,230	51,491
Cadence Design Systems, Inc.*	11,690	118,069
Check Point Software Technologies Ltd.*	4,690	111,012
Commvault Systems, Inc.*	1,370	22,797
Compuware Corp.*	22,130	211,120
Concur Technologies, Inc.*^	80	2,658
Double-Take Software, Inc.*	860	11,816
EPIQ Systems, Inc.*	2,650	37,630
Fair Isaac Corp.	4,060	84,326
FalconStor Software, Inc.*^	2,020	14,302
Informatica Corp.*	9,780	147,091
Interactive Intelligence, Inc.*	1,340	15,598
InterVoice, Inc.*	1,120	6,384
Jack Henry & Associates, Inc.	880	19,043
JDA Software Group, Inc.*	4,180	75,658

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Lawson Software, Inc.*	20,430	$148,526
Manhattan Associates, Inc.*	2,860	67,868
Mentor Graphics Corp.*	5,360	84,688
Micros Systems, Inc.*	990	30,185
MicroStrategy, Inc., Class A*	1,900	123,025
NAVTEQ Corp.*	570	43,890
Net 1 UEPS Technologies, Inc.*	5,790	140,697
NetScout Systems, Inc.*	2,240	23,923
Parametric Technology Corp.*	8,220	137,028
Phoenix Technologies Ltd.*	160	1,760
Progress Software Corp.*	3,520	90,006
PROS Holdings, Inc.*	670	7,524
Quest Software, Inc.*	10,450	154,765
Radiant Systems, Inc.*^	3,420	36,697
Salesforce.com, Inc.*	410	27,974
SPSS, Inc.*	1,720	62,556
Sybase, Inc.*	4,570	134,449
Taleo Corp., Class A*^	2,400	47,016
The9 Ltd. (ADR)*^	250	5,645
TIBCO Software, Inc.*^	30,320	231,948
Tyler Technologies, Inc.*	4,070	55,230
Ultimate Software Group, Inc.*	1,490	53,089
Wind River Systems, Inc.*	7,420	80,804

		3,728,799

Total Information Technology		17,598,409

Materials (7.7%)
Chemicals (4.1%)
A. Schulman, Inc.	2,430	55,963
Arch Chemicals, Inc.	3,920	129,948
Balchem Corp.	210	4,857
Calgon Carbon Corp.*^	6,770	104,664
Celanese Corp., Class A	400	18,264
CF Industries Holdings, Inc.	2,060	314,768
Chemtura Corp.	15,030	87,775
Cytec Industries, Inc.	910	49,650
Ferro Corp.	3,980	74,665
GenTek, Inc.*^	200	5,378
H.B. Fuller Co.	5,450	122,298
Hercules, Inc.	14,280	241,760
ICO, Inc.*	3,080	18,542
Innophos Holdings, Inc.	2,660	84,987
Innospec, Inc.	2,400	45,168
Koppers Holdings, Inc.	3,970	166,224
Landec Corp.*	1,900	12,293
LSB Industries, Inc.*^	190	3,762
Minerals Technologies, Inc.	3,230	205,396
Nalco Holding Co.	3,510	74,237
NewMarket Corp.	2,910	192,729
Nova Chemicals Corp.	4,900	120,883
Olin Corp.	10,250	268,345
OM Group, Inc.*	4,830	158,376
Penford Corp.	140	2,083
PolyOne Corp.*	6,400	44,608
Quaker Chemical Corp.	730	19,462
Rockwood Holdings, Inc.*	100	3,480
RPM International, Inc.	3,270	67,362
Scotts Miracle-Gro Co., Class A	1,210	21,260
Sensient Technologies Corp.	5,910	166,426
ShengdaTech, Inc.*^	1,340	13,306
Stepan Co.	890	40,602
Terra Industries, Inc.*	4,830	238,360
Valhi, Inc.	200	5,450
Valspar Corp.	7,040	133,126
Westlake Chemical Corp.	3,130	46,512
Zep, Inc.^	2,955	43,970

		3,406,939

	Number of Shares	Value (Note 1)
Containers & Packaging (1.0%)
AptarGroup, Inc.	1,310	$54,955
Crown Holdings, Inc.*	4,200	109,158
Greif, Inc., Class A	2,000	128,060
Myers Industries, Inc.	1,460	11,899
Owens-Illinois, Inc.*	2,720	113,397
Rock-Tenn Co., Class A	7,420	222,526
Sealed Air Corp.	4,490	85,355
Silgan Holdings, Inc.	330	16,744
Sonoco Products Co.	2,310	71,494

		813,588

Metals & Mining (2.5%)
A.M. Castle & Co.	1,570	44,918
AK Steel Holding Corp.	2,460	169,740
AMCOL International Corp.	560	15,938
Amerigo Resources Ltd.	8,800	13,290
Century Aluminum Co.*^	1,770	117,687
Compass Minerals International, Inc.	2,590	208,650
Esmark, Inc.*	120	2,294
Farallon Resources Ltd.*	9,900	7,573
Hecla Mining Co.*^	24,780	229,463
Kaiser Aluminum Corp.	830	44,430
Olympic Steel, Inc.	1,020	77,438
Redcorp Ventures Ltd.*	46,400	8,873
Reliance Steel & Aluminum Co.	2,230	171,911
Schnitzer Steel Industries, Inc., Class A	3,030	347,238
Sims Group Ltd. (ADR)	8,330	332,367
Universal Stainless & Alloy Products, Inc.*^	120	4,445
Worthington Industries, Inc.^	11,640	238,620

		2,034,875

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	1,950	16,497
Deltic Timber Corp.	420	22,474
Glatfelter	4,270	57,688
Mercer International, Inc.*^	430	3,216
Schweitzer-Mauduit International, Inc.	800	13,480
Wausau Paper Corp.	1,500	11,565

		124,920

Total Materials		6,380,322

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.2%)
Alaska Communications Systems Group, Inc.^	2,780	33,193
Atlantic Tele-Network, Inc.	1,370	37,689
Cincinnati Bell, Inc.*	38,410	152,872
Embarq Corp.	2,980	140,865
Iowa Telecommunications Services, Inc.^	3,250	57,233
NTELOS Holdings Corp.	7,260	184,186
Premiere Global Services, Inc.*	15,080	219,866
Windstream Corp.	9,860	121,672

		947,576

Wireless Telecommunication Services (0.6%)
Centennial Communications Corp.*	11,790	82,412
iPCS, Inc.*	570	16,889
Rural Cellular Corp., Class A*^	400	17,804
Syniverse Holdings, Inc.*	11,660	188,892
Telephone & Data Systems, Inc.	3,360	158,827
U.S. Cellular Corp.*	690	39,020

		503,844

Total Telecommunication Services		1,451,420

Utilities (1.7%)
Electric Utilities (0.2%)
DPL, Inc.	1,540	40,625
El Paso Electric Co.*	2,180	43,164

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Electric Industries, Inc.	1,110	$27,450
UIL Holdings Corp.	1,080	31,763
Unisource Energy Corp.	1,490	46,205

		189,207

Gas Utilities (0.8%)
Laclede Group, Inc.	2,690	108,595
New Jersey Resources Corp.	760	24,814
Northwest Natural Gas Co.^	3,580	165,611
Piedmont Natural Gas Co.	1,440	37,670
South Jersey Industries, Inc.	160	5,978
Southwest Gas Corp.	670	19,919
WGL Holdings, Inc.^	8,050	279,657

		642,244

Independent Power Producers & Energy Traders (0.4%)
Canadian Hydro Developers, Inc.*	900	4,722
Mirant Corp.*	4,490	175,784
Reliant Energy, Inc.*	5,170	109,966

		290,472

Multi-Utilities (0.2%)
Alliant Energy Corp.	520	17,815
Avista Corp.	3,930	84,338
Integrys Energy Group, Inc.	1,310	66,587

		168,740

Water Utilities (0.1%)
Cascal N.V.*	4,100	50,430
SJW Corp.^	980	25,872

		76,302

Total Utilities		1,366,965

Total Common Stocks (98.2%) (Cost $85,392,190)		80,798,744

	Number of Warrants
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 7/10/09*
(Cost $—)	23,200	569

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$11,722	11,722
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	64,473	64,473
American Express Bank FSB
2.49%, 7/18/08 (l)	11,722	11,722
American Honda Finance Corp.
2.71%, 9/11/08 (l)	8,792	8,792
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	48,052	48,052
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	39,045	39,045
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	137,152	137,152
Bank of Ireland
2.13%, 12/29/08 (l)	58,611	58,611
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	101,985	101,985
Bank of Scotland plc/London
3.25%, 7/1/08	92,871	92,871

	Principal Amount	Value (Note 1)
2.12%, 7/17/08 (l)	$24,617	$24,617
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	58,612	58,612
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	26,962	26,962
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	117,224	117,224
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	29,306	29,306
Beta Finance, Inc.
2.13%, 2/17/09 (l)	46,877	46,877
2.12%, 5/11/09 (l)	70,318	70,318
Calyon/New York
2.12%, 10/14/08 (l)	158,237	158,237
2.16%, 7/2/10 (l)	58,587	58,587
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	73,851	73,851
CC USA, Inc.
2.13%, 2/12/09 (l)	41,017	41,017
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	66,818	66,818
Comerica Bank
2.12%, 8/7/08 (l)	33,992	33,992
2.74%, 1/12/09 (l)	53,932	53,932
2.50%, 3/16/09 (l)	67,987	67,987
2.52%, 6/19/09 (l)	73,858	73,858
2.53%, 6/19/09 (l)	42,199	42,199
Commerzbank AG/New York
2.60%, 7/14/08	58,612	58,612
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	29,306	29,306
Deutsche Bank AG/Singapore
3.50%, 7/1/08	28,984	28,984
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	586,121	586,122
2.80%, 7/1/08 (r)	417,710	417,710
Fifth Third Bancorp
2.49%, 8/22/08 (l)	7,033	7,033
Five Finance, Inc.
2.13%, 2/23/09 (l)	23,438	23,438
General Electric Capital Corp.
2.58%, 2/19/09 (l)	29,306	29,306
2.15%, 3/12/10 (l)	53,923	53,923
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	101,985	101,985
2.54%, 9/12/08 (l)	22,273	22,273
2.60%, 12/23/08 (l)	29,895	29,895
2.16%, 3/27/09 (l)	91,435	91,435
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	2,051,423	2,051,424
2.95%, 7/1/08 (r)	879,181	879,182
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	67,429	67,429
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	58,612	58,612
Links Finance LLC
2.12%, 6/22/09 (l)	76,177	76,177
MassMutual Global Funding II
2.15%, 3/26/10 (l)	98,468	98,468
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	41,028	41,028
2.11%, 1/23/09 (l)	41,028	41,028
2.12%, 3/13/09 (l)	12,895	12,895
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	56,268	56,268
2.17%, 6/29/09 (l)	35,167	35,167

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Monumental Global Funding II
2.15%, 3/26/10 (l)	$90,263	$90,263
2.18%, 5/26/10 (l)	8,206	8,206
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	29,892	29,892
Morgan Stanley
3.22%, 2/9/09 (l)	69,294	69,294
New York Life Global Funding
2.50%, 3/30/09 (l)	41,028	41,028
Pricoa Global Funding I
2.12%, 9/22/08 (l)	99,641	99,641
2.16%, 12/15/09 (l)	23,445	23,445
2.15%, 6/25/10 (l)	52,740	52,740
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	9,378	9,378
SLM Corp.
2.87%, 12/15/08 (l)	22,571	22,571
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	293,060	293,060
Tango Finance Corp.
2.13%, 6/25/09 (l)	77,340	77,340
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	35,167	35,167
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	23,445	23,445
2.50%, 8/14/08 (l)	23,445	23,445
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	17,584	17,584
Wells Fargo & Co.
2.62%, 8/3/09 (l)	105,502	105,502

	Principal Amount	Value (Note 1)
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	$7,033	$7,033

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,545,553

Time Deposit (1.4%)
JPMorgan Chase Nassau
1.49%, 7/1/08	1,198,694	1,198,694

Total Short-Term Investments (10.6%)
(Amortized Cost $8,744,247)		8,744,247

Total Investments (108.8%)
(Cost/Amortized Cost $94,136,437)		89,543,560
Other Assets Less Liabilities (-8.8%)		(7,205,688)

Net Assets (100%)		$82,337,872

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$80,731,926	$8,811,634	$—	$89,543,560
Other Investments*	—	—	—	—

Total	$80,731,926	$8,811,634	$—	$89,543,560

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$61,664,197
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$53,129,771

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,262,100
Aggregate gross unrealized depreciation	(11,073,913)

Net unrealized depreciation	$(4,811,813)

Federal income tax cost of investments	$94,355,373

At June 30, 2008, the Portfolio had loaned securities with a total value of $7,234,735. This was secured by collateral of $7,545,553 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $116 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.6%)
Asset-Backed Securities (8.8%)
ACE Securities Corp.,
Series 06-NC3 A2A
2.533%, 12/25/36 (b)(l)	$54,931	$52,657
Series 07-ASP2 A2A
2.573%, 6/25/37 (b)(l)	882,867	822,141
American Express Credit Account Master Trust,
Series 06-A A
2.461%, 8/15/11 §(l)	6,900,000	6,888,268
Amortizing Residential Collateral Trust,
Series 02-BC4 A
2.773%, 7/25/32 (b)(l)	1,269	1,058
Argent Securities, Inc.,
Series 06-M3 A2A
2.533%, 10/25/36 (b)(l)	153,638	149,313
Asset Backed Funding Certificates,
Series 04-OPT5 A1
2.833%, 6/25/34 (b)(l)	258,634	226,779
Series 06-OPT3 A3A
2.543%, 11/25/36 (b)(l)	48,880	47,838
Bank of America Credit Card Trust,
Series 08-A1 A1
3.051%, 4/15/13 (l)	7,700,000	7,685,586
Series 08-A5 A5
3.671%, 12/16/13 (l)	17,100,000	17,353,839
Series 08-A7 A7
3.183%, 12/15/14 (l)	19,000,000	18,890,161
Bear Stearns Asset Backed Securities Trust,
Series 02-2 A1
3.143%, 10/25/32 (b)(l)	14,574	12,807
Series 05-4 A
2.813%, 1/25/36 (b)(l)	16,160	15,562
Capital Auto Receivables Asset Trust,
Series 08-2 A3B
3.921%, 10/15/12 (l)	5,900,000	5,953,459
Carrington Mortgage Loan Trust,
Series 06-NC5 A1
2.533%, 1/25/37 (b)(l)	914,803	885,235
Chase Credit Card Master Trust,
Series 02-3 A
2.641%, 9/15/11 (l)	5,300,000	5,290,298
Series 03-6 A
2.581%, 2/15/11 (l)	300,000	299,831
Chase Issuance Trust,
Series 07-A1 A1
2.491%, 3/15/13 (l)	13,400,000	13,188,649
Series 08-A7 A7
3.121%, 11/15/11 (l)	19,300,000	19,344,419
Citibank Omni Master Trust,
Series 08-A9A A9
3.597%, 3/20/13 (b)(l)	8,000,000	8,000,000
Citigroup Mortgage Loan Trust, Inc.,
Series 06-WFH4 A1
2.533%, 11/25/36 (b)(l)	34,359	33,923
Series 07-AHL3 A3A
2.543%, 7/25/45 (b)(l)	2,027,484	1,883,343
Series 07-AMC2 A3A
2.563%, 1/25/37 (l)	748,613	696,133
Series 07-AMC4 A2A
2.543%, 5/25/37 (b)(l)	2,072,395	1,964,964
Countrywide Asset-Backed Certificates,
Series 06-11 3AV1
2.543%, 9/25/46 (b)(l)	36,876	36,634
Series 06-13 3AV1
2.533%, 1/25/37 (b)(l)	46,633	46,450

	Principal Amount	Value (Note 1)
Series 06-15 A1
2.593%, 10/25/46 (b)(l)	$139,390	$136,808
Series 06-18 2A1
2.533%, 3/25/37 (b)(l)	463,857	452,801
Series 06-21 2A1
2.533%, 5/25/37 (b)(l)	52,176	50,547
Series 06-22 2A1
2.533%, 5/25/47 (b)(l)	57,628	56,207
Series 06-23 2A1
2.533%, 5/25/37 (b)(l)	951,524	918,268
Series 06-24 2A1
2.533%, 5/25/37 (b)(l)	1,054,284	1,036,525
Series 06-6 2A2
2.663%, 9/25/36 (b)(l)	1,884,576	1,801,935
Series 06-8 2A1
2.513%, 1/25/46 (b)(l)	99,241	98,471
Series 07-6 2A1
2.583%, 9/25/37 (b)(l)	605,976	571,029
Credit-Based Asset Servicing and Securitization LLC,
Series 07-CB6 A1
2.603%, 7/25/37 §(l)	2,599,169	2,412,906
Daimler Chrysler Auto Trust
3.928%, 9/10/12 (l)	600,000	605,969
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FF15 A3
2.533%, 11/25/36 (b)(l)	1,242,686	1,193,655
Series 06-FF16 2A1
2.533%, 12/25/36 (b)(l)	39,128	38,109
First NLC Trust,
Series 07-1 A1
2.553%, 8/25/37 §(l)	2,023,797	1,898,890
First USA Credit Card Master Trust,
Series 98-6 A
2.641%, 4/18/11 (l)	2,100,000	2,099,918
Ford Credit Auto Owner Trust,
Series 08-A A2
3.071%, 7/15/10 (l)	7,000,000	7,006,889
Fremont Home Loan Trust,
Series 06-C 2A1
2.533%, 10/25/36 (b)(l)	44,587	41,896
Series 06-E 2A1
2.543%, 1/25/37 (b)(l)	122,544	115,802
GSAA Home Equity Trust
2.783%, 5/25/47 (l)	700,000	359,309
GSAMP Trust,
Series 06-HE7 A2A
2.523%, 10/25/46 (b)(l)	42,701	41,713
Series 06-S6 A1A
2.553%, 10/25/36 (b)(l)	7,498	6,195
HFC Household Home Equity Loan Asset Backed Certificates,
Series 06-4 A1V
2.552%, 3/20/36 (b)(l)	544,135	534,690
HSI Asset Securitization Corp. Trust,
Series 06-HE1 2A1
2.533%, 10/25/36 (b)(l)	57,324	55,462
Series 06-HE2 2A1
2.533%, 12/25/36 (b)(l)	1,051,215	1,007,348
Series 07-WF1 2A1
2.543%, 5/25/37 (b)(l)	1,869,738	1,709,058
Indymac Residential Asset Backed Trust,
Series 06-D 2A1
2.533%, 11/25/36 (b)(l)	46,003	45,127

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-E 2A1
2.543%, 4/25/37 (b)(l)	$780,154	$771,412
Series 07-A 2A1
2.613%, 4/25/47 (b)(l)	1,477,214	1,458,511
Series 07-B 2A1
2.563%, 7/25/37 (b)(l)	866,659	853,226
JPMorgan Mortgage Acquisition Corp.,
Series 06-CH1 A2
2.533%, 7/25/36 (b)(l)	66,227	64,368
Series 06-CW2 AV2
2.523%, 8/25/36 (b)(l)	23,056	22,754
Series 06-HE3 A2
2.553%, 11/25/36 (b)(l)	37,875	36,657
Series 06-WMC3 A2
2.533%, 8/25/36 (b)(l)	127,487	125,460
Series 07-CH4 A2
2.543%, 5/25/37 (b)(l)	1,135,671	1,086,734
Lehman ABS Mortgage Loan Trust,
Series 07-1 2A1
2.573%, 6/25/37 §(l)	706,301	660,391
Lehman XS Trust,
Series 06-16N A1A
2.563%, 11/25/46 (b)(l)	239,801	227,833
Series 06-4N A1A
2.563%, 4/25/46 (l)	67,247	66,600
Series 06-9 A1A
2.553%, 5/25/46 (l)	58,541	56,147
Long Beach Mortgage Loan Trust,
Series 05-WL2 3A1
2.663%, 8/25/35 (b)(l)	24,665	24,077
Series 06-10 2A1
2.523%, 11/25/36 (b)(l)	43,096	41,825
MASTR Asset Backed Securities Trust,
Series 06-HE5 A1
2.543%, 11/25/36 (b)(l)	934,741	913,273
Series 07-HE1 A1
2.563%, 5/25/37 (b)(l)	1,547,284	1,492,721
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-4 2A1
2.543%, 7/25/37 (b)(l)	1,925,330	1,862,742
Merrill Lynch Mortgage Investors, Inc.,
Series 06-AHL1 A2A
2.533%, 5/25/37 (b)(l)	86,784	85,929
Series 06-FF1 A2A
2.553%, 8/25/36 (b)(l)	354,033	342,501
Series 06-MLN1 A2A
2.553%, 7/25/37 (b)(l)	131,573	127,851
Series 06-RM3 A2A
2.513%, 6/25/37 (b)(l)	45,728	45,249
Morgan Stanley ABS Capital I,
Series 06-HE7 A2A
2.533%, 9/25/36 (b)(l)	123,730	122,175
Series 06-HE8 A2A
2.533%, 10/25/36 (b)(l)	86,176	83,166
Series 06-NC5 A2A
2.523%, 10/25/36 (b)(l)	132,550	130,502
Series 06-WMC2 A2A
2.523%, 7/25/36 (b)(l)	285,733	283,525
Series 07-HE6 A1
2.543%, 5/25/37 (b)(l)	1,340,800	1,316,632
Series 07-NC3 A2A
2.543%, 5/25/37 (b)(l)	1,369,882	1,327,502
Morgan Stanley IXIS Real Estate Capital Trust,
Series 06-2 A1
2.533%, 11/25/36 (b)(l)	41,112	40,536

	Principal Amount	Value (Note 1)
Nationstar Home Equity Loan Trust,
Series 07-C 2AV1
2.543%, 6/25/37 (b)(l)	$1,670,354	$1,582,660
Nelnet Student Loan Trust,
Series 04-3 A3
3.010%, 7/25/16 (l)	18,357	18,352
Nomura Asset Acceptance Corp.,
Series 06-S1 A1
2.633%, 1/25/36 §(l)	18,955	17,767
Option One Mortgage Loan Trust,
Series 06-2 2A1
2.533%, 7/25/36 (b)(l)	5,970	5,949
Park Place Securities, Inc.,
Series 05-WCW1 A1B
2.743%, 9/25/35 (b)(l)	15,413	14,605
RAAC Series
2.883%, 6/25/47 (l)	600,000	420,769
Residential Asset Mortgage Products, Inc.,
Series 06-RS6 A1
2.553%, 11/25/36 (b)(l)	22,818	22,457
Residential Asset Securities Corp.,
Series 06-EMX4 A1
2.523%, 6/25/36 (b)(l)	25,021	24,942
Series 06-KS9 AI1
2.553%, 11/25/36 (b)(l)	228,443	225,795
Series 07-KS3 AI1
2.593%, 4/25/37 (b)(l)	783,705	747,056
Securitized Asset Backed Receivables LLC Trust,
Series 06-NC3 A2A
2.533%, 9/25/36 (b)(l)	39,074	38,276
Series 07-BR5 A2A
2.613%, 5/25/37 (b)(l)	2,266,383	2,102,226
Series 07-HE1 A2A
2.543%, 12/25/36 (b)(l)	1,352,371	1,267,525
SLC Student Loan Trust,
Series 07-1 A1
2.674%, 2/15/15 (l)	1,688,466	1,682,966
SLM Student Loan Trust,
Series 06-5 A2
2.910%, 7/25/17 (l)	472,624	470,865
Series 06-9 A2
2.920%, 4/25/17 (l)	1,526,319	1,520,119
Series 07-2 A1
2.900%, 4/25/14 (l)	1,970,583	1,966,190
Series 07-3 A3
2.960%, 4/25/19	8,700,000	8,443,062
Series 07-5 A1
2.910%, 7/25/13 (l)	1,604,746	1,603,137
Series 08-2 A2
3.370%, 1/25/17 (l)	7,700,000	7,616,075
Soundview Home Equity Loan Trust,
Series 06-EQ1 A1
2.533%, 10/25/36 (b)(l)	88,397	87,146
Series 06-WF1 A1A
2.583%, 10/25/36 (b)(l)	16,943	16,801
Structured Asset Investment Loan Trust,
Series 06-4 A3
2.533%, 7/25/36 (b)(l)	34,311	33,300
Structured Asset Securities Corp.,
Series 02-HF1 A
2.773%, 1/25/33 (b)(l)	2,155	1,826
Series 05-7XS 2A1A
4.900%, 4/25/35 (b)(l)	182,279	140,058

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-BC3 A2
2.533%, 10/25/36 (b)(l)	$189,227	$184,754
Series 06-OPT1 A3
2.593%, 4/25/36 (b)(l)	1,666,932	1,640,923
WaMu Mortgage Pass-Through Certificates,
Series 06-HE5 2A1
2.543%, 10/25/36 (b)(l)	1,377,194	1,305,845
Wells Fargo Home Equity Trust,
Series 06-3 A1
2.533%, 1/25/37 (b)(l)	673,315	657,775

		181,594,394

Non-Agency (4.8%)
American Home Mortgage Investment Trust,
Series 05-2 5A2
2.633%, 9/25/35 (l)	6,250	6,229
Banc of America Commercial Mortgage, Inc.,
Series 06-3 A4
5.889%, 7/10/44 (l)	5,900,000	5,781,096
Banc of America Funding Corp.,
Series 06-A 1A1
4.625%, 2/20/36 (l)	595,093	563,770
Series 06-J 4A1
6.141%, 1/20/47 (l)	839,850	681,656
BCAP LLC Trust,
Series 06-AA2 A1
2.653%, 1/25/37 (l)	1,774,217	1,132,037
Bear Stearns Adjustable Rate Mortgage Trust,
Series 03-3 3A2
4.477%, 5/25/33 (l)	301,712	285,646
Series 03-8 2A1
4.747%, 1/25/34 (l)	20,067	19,238
Series 03-8 4A1
4.593%, 1/25/34 (l)	47,893	44,080
Series 04-10 21A1
4.863%, 1/25/35 (l)	5,042,933	4,878,048
Series 5-5 A2
4.550%, 8/25/35 (l)	1,558,905	1,478,994
Bear Stearns Alt-A Trust,
Series 05-7 22A1
5.701%, 9/25/35 (l)	3,739,045	3,079,418
Series 06-7 1A2
2.703%, 12/25/46 (l)	390,367	155,858
Bear Stearns Asset Backed Securities Trust,
Series 06-IM1 A4
2.573%, 4/25/36 (b)(l)	1,353	1,350
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 98-C1 A2
6.440%, 6/16/30 (l)	12,586	12,585
Bear Stearns Structured Products, Inc.,
Series 07-R7 A1
2.682%, 1/26/37 (b)(l)	3,222,747	3,194,548
Chevy Chase Mortgage Funding Corp.,
Series 07-2A A1
2.613%, 5/25/48 §(l)	2,261,433	1,582,411
Citigroup Commercial Mortgage Trust,
Series 06-FL2 A1
2.541%, 8/15/21 §(l)	10,611	9,951
Citigroup Mortgage Loan Trust, Inc.,
Series 05-11 A1A
4.900%, 12/25/35 (l)	56,071	53,289
Series 05-11 A2A
4.700%, 12/25/35 (l)	757,768	734,649
Series 05-12 2A1
3.283%, 8/25/35 (b)(l)	940,670	807,350

	Principal Amount	Value (Note 1)
Series 05-6 A2
4.248%, 8/25/35 (l)	$586,478	$553,403
Series 05-6 A3
4.098%, 8/25/35 (l)	79,015	74,702
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 06-CD3 A5
5.617%, 10/15/48	4,000,000	3,843,670
Citimortgage Alternative Loan Trust,
Series 07-A6 1A5
6.000%, 6/25/37	1,956,860	1,893,975
Commercial Mortgage Pass-Through Certificates,
Series 99-1 A2
6.455%, 5/15/32	34,025	33,976
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	4,935	4,460
Series 05-61 2A1
2.763%, 12/25/35 (l)	45,082	33,659
Series 06-41CB 1A9
6.000%, 1/25/37	1,089,021	871,081
Series 06-OA12 A1A
2.562%, 9/20/46 (l)	86,553	84,753
Series 06-OA22 A1
2.643%, 2/25/47 (l)	1,107,596	776,592
Series 07-OA7 A1A
2.663%, 5/25/47 (l)	164,490	114,969
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 02-30 M
7.070%, 10/19/32 (l)	8,195	7,625
Series 03-HYB3 7A1
3.781%, 11/19/33 (l)	57,208	54,324
Series 05-25 A11
5.500%, 11/25/35	1,310,053	1,220,139
Series 05-R2 1AF1
2.823%, 6/25/35 §(l)	53,430	47,050
CS First Boston Mortgage Securities Corp.,
Series 02-P1A A
3.326%, 3/25/32 §(l)	2,836	2,564
Series 05-C6 A1
4.938%, 12/15/40	112,655	112,794
Deutsche Alt-A Securities, Inc.,
Series 03-3 3A1
5.000%, 10/25/18	1,183,301	1,121,078
Series 05-AR2 7A1
5.582%, 10/25/35 (l)	495,575	428,439
Series 07-1 1A1
2.573%, 8/25/37 (l)	1,839,517	1,798,900
First Horizon Alternative Mortgage Securities Trust,
Series 04-AA1 A1
4.733%, 6/25/34 (l)	113,415	99,047
First Horizon Mortgage Pass-Through Trust,
Series 05-AR3 2A1
5.368%, 8/25/35 (l)	670,799	641,106
GMAC Commercial Mortgage Securities, Inc.,
Series 06-C1 A4
5.238%, 11/10/45 (l)	5,900,000	5,579,216
Greenpoint Mortgage Funding Trust,
Series 05-AR5 1A1
2.753%, 11/25/45 (l)	80,843	64,447
Series 06-AR6 A1A
2.563%, 10/25/46 (l)	132,312	116,231

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Greenwich Capital
Commercial Funding
Corp., Series 07-GG9 A4
5.444%, 3/10/39	$11,800,000	$10,995,156
GS Mortgage Securities Corp. II,
Series 07-EOP A1
2.540%, 3/6/20 §(l)	761,678	712,703
Harborview Mortgage Loan Trust,
Series 05-2 2A1A
2.703%, 5/19/35 (l)	53,049	40,181
Series 06-1 2A1A
2.723%, 3/19/37 (l)	190,650	134,114
Series 06-12 2A11
2.573%, 1/19/38 (l)	80,191	72,892
Impac Secured Assets Corp.,
Series 06-4 A2A
2.563%, 1/25/37 (b)(l)	85,866	80,199
Indymac Index Mortgage Loan Trust,
Series 04-AR11 2A
5.044%, 12/25/34 (l)	362,606	314,700
JPMorgan Mortgage Trust,
Series 05-A1 6T1
5.024%, 2/25/35 (l)	2,326,318	2,194,535
Lehman XS Trust,
Series 06-10N 1A1A
2.563%, 7/25/46 (l)	70,035	68,363
MASTR Adjustable Rate Mortgages Trust,
Series 04-13 3A7
3.788%, 11/21/34 (l)	100,000	95,838
Series 07-3 22A1
2.593%, 5/25/47 (l)	243,817	239,368
Mellon Residential Funding Corp.,
Series 00-TBC3 A1
2.911%, 12/15/30 (l)	57,436	53,308
Series 01-TBC1 A1
2.821%, 11/15/31 (l)	228,790	206,129
Merrill Lynch Floating Trust,
Series 06-1 A1
2.541%, 6/15/22 §(l)	84,127	79,097
Merrill Lynch Mortgage Investors, Inc.,
Series 05-A10 A
2.693%, 2/25/36 (l)	1,620,109	1,300,277
MLCC Mortgage Investors, Inc.,
Series 05-2 1A
4.430%, 10/25/35 (l)	3,122,548	2,955,573
Series 05-2 2A
4.250%, 10/25/35 (l)	3,014,572	2,882,207
Series 05-2 3A
3.483%, 10/25/35	423,142	383,694
Series 05-3 4A
2.733%, 11/25/35 (l)	335,600	302,953
Series 05-3 5A
2.733%, 11/25/35 (l)	339,935	293,952
Residential Accredit Loans, Inc.,
Series 05-QO1 A1
2.783%, 8/25/35 (l)	90,021	69,692
Securitized Asset Sales, Inc.,
Series 93-6 A5
6.754%, 11/26/23 (l)	3,169	3,072
Sequoia Mortgage Trust,
Series 10 2A1
2.862%, 10/20/27 (l)	30,262	26,575
Structured Adjustable Rate Mortgage Loan Trust,
Series 04-1 4A2
4.580%, 2/25/34 (l)	129,236	121,083
Series 04-19 2A1
5.928%, 1/25/35 (l)	68,881	65,146

	Principal Amount	Value (Note 1)
Series 05-17 3A1
5.537%, 8/25/35 (l)	$338,359	$302,066
Structured Asset Mortgage Investments, Inc.,
Series 04-AR5 1A1
2.813%, 10/19/34 (l)	127,470	105,458
Series 05-AR5 A1
2.733%, 7/19/35 (l)	252,789	193,163
Series 05-AR5 A2
2.733%, 7/19/35 (l)	545,790	491,954
Series 05-AR5 A3
2.733%, 7/19/35 (l)	1,104,057	914,944
Series 06-AR4 2A1
2.673%, 6/25/36 (l)	54,121	38,209
Series 06-AR5 1A1
2.693%, 5/25/46 (l)	2,890,370	2,063,427
Series 06-AR7 A8
2.553%, 8/25/36 (l)	105,033	102,546
Series 07-AR3 1A1
2.583%, 9/25/47 (l)	1,022,550	974,867
Structured Asset Securities Corp.,
Series 06-11 A1
5.359%, 10/25/35 §(l)	139,206	126,886
TBW Mortgage Backed Pass- Through Certificates,
Series 06-4 A1B
2.583%, 9/25/36 (l)	18,693	17,730
Thornburg Mortgage Securities Trust,
Series 06-5 A1
2.603%, 9/25/46 (l)	572,944	552,399
Series 07-1 A3A
2.583%, 3/25/37 (l)	2,504,723	2,329,830
Series 07-2 A2A
2.613%, 6/25/37 (l)	3,349,067	3,128,105
Wachovia Bank Commercial Mortgage Trust,
Series 06-WL7A A1
2.561%, 9/15/21 §(l)	3,156,345	2,976,220
Series 07-WHL8 A1
2.551%, 6/15/20 §(l)	2,221,826	2,051,590
WaMu Mortgage Pass-Through Certificate,
Series 02-AR2 A
4.361%, 2/27/34 (l)	15,656	14,535
Series 02-AR17 1A
4.728%, 11/25/42 (l)	20,406	18,850
Series 03-AR1 A5
5.756%, 3/25/33 (l)	2,221,864	2,085,153
Series 03-R1 A1
3.023%, 12/25/27 (l)	468,545	427,422
Series 04-AR1 A
4.229%, 3/25/34 (l)	5,474,140	5,355,866
Series 05-AR11 A1B1
2.773%, 8/25/45 (l)	4,406	4,370
Series 05-AR13 A1A1
2.773%, 10/25/45 (l)	390,831	304,300
Series 05-AR15 A1A1
2.743%, 11/25/45 (l)	88,698	67,908
Series 06-AR3 A1A
4.528%, 2/25/46 (l)	136,334	100,398
Series 06-AR7 3A
4.780%, 7/25/46 (l)	379,899	304,099
Series 06-AR9 1A
4.528%, 8/25/46 (l)	3,714,708	2,843,906
Series 06-AR15 2A
5.028%, 11/25/46 (l)	78,232	64,006
Wells Fargo Mortgage Backed Securities Trust,
Series 04-S A1
3.541%, 9/25/34 (l)	138,268	131,497

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 07-10 1A22
2.983%, 7/25/37 (l)	$3,539,776	$3,052,748

		98,915,662

Total Asset-Backed and Mortgage-Backed Securities		280,510,056

Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
5.800%, 2/15/18	1,900,000	1,967,249

Food Products (0.0%)
Kraft Foods, Inc.
6.000%, 2/11/13	700,000	707,225

Tobacco (0.1%)
Reynolds American, Inc.
3.476%, 6/15/11 (l)	1,200,000	1,140,000

Total Consumer Staples		3,814,474

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
El Paso Natural Gas Co.
8.375%, 6/15/32	50,000	55,835
Gaz Capital S.A.
8.146%, 4/11/18 §	1,000,000	1,033,750
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	15,582	15,609
Tennessee Gas Pipeline Co.
8.375%, 6/15/32	150,000	167,506

Total Energy		1,272,700

Financials (21.1%)
Capital Markets (3.9%)
Bear Stearns Cos., Inc.
6.950%, 8/10/12	2,200,000	2,287,498
Goldman Sachs Group, Inc.
2.841%, 12/23/08 (l)	1,800,000	1,793,741
2.800%, 11/16/09 (l)	6,715,000	6,619,916
3.101%, 6/28/10 (l)	3,900,000	3,791,721
Lehman Brothers Holdings, Inc.
2.533%, 11/24/08 (l)	100,000	99,468
2.851%, 12/23/08 (l)	1,800,000	1,765,541
2.778%, 5/25/10 (l)	10,000,000	9,263,000
Merrill Lynch & Co., Inc.
2.960%, 10/23/08 (l)	800,000	795,274
4.966%, 5/12/10 (l)	27,100,000	26,670,167
Morgan Stanley
2.521%, 11/21/08 (l)	300,000	298,656
2.820%, 5/7/09 (l)	2,200,000	2,165,687
4.778%, 5/14/10	21,400,000	21,317,375
6.625%, 4/1/18	4,200,000	3,979,605

		80,847,649

Commercial Banks (3.6%)
American Express Bank FSB/Utah
2.495%, 6/12/09 (l)	2,400,000	2,382,888
2.541%, 6/22/09 (l)	1,600,000	1,587,966
American Express Centurion Bank
2.557%, 7/13/10 (l)	3,800,000	3,727,963
Bank of Ireland
2.819%, 12/19/08 (l)	2,500,000	2,499,023
2.863%, 12/18/09 (l)	400,000	395,876
Charter One Bank N.A.
2.957%, 4/24/09 (l)	2,100,000	2,093,933

	Principal Amount		Value (Note 1)
Commonwealth Bank of Australia
2.488%, 6/8/09 §(l)		$100,000	$99,991
Credit Agricole S.A./London
2.646%, 5/28/09 §(l)		2,300,000	2,289,691
Credit Suisse/New York
5.000%, 5/15/13		17,900,000	17,419,654
DNB NOR Bank ASA
2.780%, 10/13/09 §(l)		400,000	400,140
HSBC Capital Funding LP
10.176%, 12/29/49 §(l)		100,000	122,678
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	183,498
National Australia Bank Ltd.
3.208%, 2/8/10 §(l)		$12,700,000	12,697,231
5.350%, 6/12/13 (b)		3,700,000	3,694,154
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		100,000	91,607
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l)		120,000	103,055
Rabobank Nederland
2.733%, 1/15/09 §(l)		200,000	199,857
Royal Bank of Scotland Group plc
2.828%, 8/21/09 §(l)		5,300,000	5,274,952
7.092%, 10/29/49 (l)	EUR	400,000	542,367
Royal Bank of Scotland plc
2.868%, 7/21/08 §(l)		$100,000	99,974
Santander U.S. Debt S.A. Unipersonal
2.861%, 9/19/08 §(l)		100,000	99,888
2.733%, 11/20/09 §(l)		1,800,000	1,782,475
UBS AG/Connecticut
3.704%, 5/5/10 (l)		14,200,000	14,144,308
5.875%, 12/20/17		1,100,000	1,070,025
UniCredito Luxembourg Finance S.A.
2.970%, 10/24/08 §(l)		500,000	499,653
Wachovia Bank N.A./North Carolina
2.638%, 2/23/09 (l)		800,000	796,805
2.752%, 12/2/10 (l)		600,000	570,332

			74,869,984

Consumer Finance (0.4%)
American Express Co.
7.000%, 3/19/18		3,100,000	3,138,059
8.150%, 3/19/38		890,000	989,189
Ford Motor Credit Co. LLC
7.875%, 6/15/10		700,000	604,210
7.250%, 10/25/11		1,600,000	1,239,937
7.800%, 6/1/12		100,000	77,340
GMAC LLC
3.951%, 9/23/08 (l)		2,300,000	2,265,061

			8,313,796

Diversified Financial Services (8.1%)
American Honda Finance Corp.
3.553%, 6/20/11 §(b)(l)		19,600,000	19,572,834
Atlantic & Western Reinsurance Ltd.,
Series B
9.041%, 1/9/09 (b)(l)		300,000	299,160
Atlas Reinsurance plc
8.947%, 1/10/10 §(b)(l)	EUR	3,400,000	5,416,832
Bank of America Corp.
8.125%, 12/31/49 (l)		$14,500,000	13,706,270
Bank of America N.A.
2.813%, 12/18/08 (l)		300,000	299,316
2.7861%, 6/12/09 (l)		2,400,000	2,393,983
C10 Capital SPV Ltd.
6.722%, 12/31/49^§(l)		200,000	183,654
Caterpillar Financial Services Corp.
3.559%, 6/24/11 (l)		18,900,000	18,874,107

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Capital XXI
8.300%, 12/21/57 (l)	$1,300,000	$1,227,628
Citigroup Funding, Inc.
2.481%, 4/23/09 (l)	2,100,000	2,072,274
3.820%, 5/7/10 (l)	22,100,000	21,926,891
Citigroup, Inc.
2.848%, 12/26/08 (l)	400,000	398,402
2.939%, 1/30/09 (l)	200,000	198,159
2.831%, 12/28/09 (l)	2,400,000	2,340,996
Credit Suisse USA, Inc.
2.775%, 11/20/09 (l)	1,224,000	1,209,871
General Electric Capital Corp.
2.907%, 10/24/08 (l)	300,000	299,664
2.826%, 12/12/08 (l)	200,000	199,692
2.937%, 10/26/09 (l)	300,000	298,944
3.558%, 5/22/13 (l)	10,800,000	10,730,567
6.375%, 11/15/67 (l)	10,900,000	10,309,318
Green Valley Ltd.
4.776%, 1/10/12 §(b)	1,500,000	2,368,760
John Deere Capital Corp.
3.536%, 6/10/11 (l)	29,600,000	29,566,552
JPMorgan Chase & Co.
2.532%, 6/26/09 (l)	200,000	199,403
National Rural Utilities
Cooperative Finance Corp.
3.576%, 7/1/10 (l)	19,000,000	18,981,000
Petroleum Export Ltd.
5.265%, 6/15/11 §	68,709	68,176
Rockies Express Pipeline LLC
5.100%, 8/20/09 §(l)	3,900,000	3,902,625
Vita Capital III Ltd.,
Series B-II
3.911%, 1/1/12 §(b)(l)	300,000	288,219

		167,333,297

Insurance (5.1%)
Allstate Life Global Funding II
3.328%, 5/21/10 (l)	19,300,000	19,176,962
American International Group, Inc.
8.175%, 5/15/58 §(l)	3,200,000	3,011,549
Metropolitan Life Global Funding I
3.085%, 4/13/09 §(l)	8,300,000	8,292,489
3.554%, 6/25/10 §(b)(l)	19,700,000	19,700,788
New York Life Global Funding
4.650%, 5/9/13 §	4,300,000	4,265,333
Pacific Life Global Funding
5.150%, 4/15/13 §(l)	1,200,000	1,186,636
Pricoa Global Funding I
3.473%, 6/4/10 §(b)(l)	38,800,000	38,791,852
2.999%, 1/30/12 §(b)(l)	9,800,000	9,571,327

		103,996,936

Total Financials		435,361,662

Government Securities (119.6%)
Agency ABS (0.8%)
Federal Home Loan Mortgage Corp.
2.743%, 8/25/31 (b)(l)	16,153	15,693
Small Business Administration
Participation Certificates,
Series 03-20I 1
5.130%, 9/1/23 (n)	32,277	32,146
Series 04-20C 1
4.340%, 3/1/24	208,533	198,733
Series 05-20B 1
4.625%, 2/1/25	227,432	218,263

	Principal Amount		Value (Note 1)
Series 08-20A 1
5.170%, 1/1/28		$6,600,000	$6,470,970
Series 08-20D 1
5.370%, 4/1/28		8,800,000	8,798,637
Small Business Administration,
Series 08-P10A 1
5.902%, 2/10/18		1,000,000	1,007,603

			16,742,045

Agency CMO (1.6%)
Federal Home Loan Mortgage Corp.
4.500%, 11/15/13		454,391	455,512
5.500%, 5/15/16		1,709,565	1,738,738
4.500%, 5/15/17		108,159	108,244
5.000%, 1/15/18		212,512	215,493
2.701%, 2/15/19 (l)		8,930,112	8,747,565
2.621%, 7/15/19 (l)		4,619,145	4,525,289
5.000%, 2/15/20		1,333,962	1,352,862
5.000%, 8/15/20		1,372,184	1,392,362
2.621%, 10/15/20 (l)		4,175,153	4,089,975
4.000%, 3/15/23		29,780	29,839
4.000%, 10/15/23		67,013	67,067
5.000%, 5/15/27		2,892,954	2,931,879
6.500%, 4/15/29		57,328	60,208
2.821%, 12/15/29 (l)		7,304	7,241
2.821%, 12/15/30 (l)		79,577	78,578
6.500%, 7/25/43		16,531	17,017
4.994%, 10/25/44 (l)		25,773	25,058
4.994%, 2/25/45 (l)		451,990	419,651
Federal National Mortgage Association
4.666%, 5/25/35 (l)		580,080	590,056
2.543%, 12/25/36 (l)		139,122	134,156
2.683%, 10/27/37 (l)		6,700,000	6,405,535
2.833%, 5/25/42 (l)		63,714	62,012
5.950%, 2/25/44		200,382	203,383

			33,657,720

Foreign Governments (0.6%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	150,334
Export-Import Bank of Korea
2.772%, 6/1/09 (l)		2,300,000	2,279,286
France Government Bond OAT
2.100%, 7/25/23	EUR	1,020,200	1,562,484
4.000%, 4/25/55		200,000	260,276
Hong Kong Government International Bond
5.125%, 8/1/14 §		$250,000	252,576
Kingdom of Spain
4.200%, 1/31/37	EUR	100,000	135,067
Republic of Panama
9.375%, 4/1/29		$64,000	84,102
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	74,035
6.500%, 6/2/14		$100,000	102,875
Sweden Government Bond
3.500%, 12/1/28	SEK	20,000,000	5,071,358
United Kingdom Gilt Inflation Linked
2.500%, 5/20/09	GBP	400,000	2,160,758
United Mexican States
6.750%, 9/27/34		$186,000	197,346

			12,330,497

Municipal Bonds (0.8%)
Buckeye Tobacco Settlement
Financing Authority
5.750%, 6/1/34		500,000	428,600
6.000%, 6/1/42		800,000	693,328
5.875%, 6/1/47		400,000	333,768

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Golden State Tobacco Securitization Corp.,
Series A-1
5.125%, 6/1/47	$300,000	$229,227
5.750%, 6/1/47	2,100,000	1,788,969
New York City Municipal
Water Finance Authority
4.750%, 6/15/38	100,000	97,195
5.000%, 6/15/38	1,300,000	1,311,167
State of Texas
5.000%, 4/1/33	4,100,000	4,137,269
4.750%, 4/1/37	5,900,000	5,615,502
Tobacco Settlement Finance
Authority of West Virginia
7.467%, 6/1/47	1,380,000	1,231,084

		15,866,109

U.S. Government Agencies (21.3%)
Federal Home Loan Mortgage Corp.
4.500%, 6/1/23	30,857,052	29,838,769
7.046%, 11/1/23 (l)	21,704	21,725
4.530%, 1/1/34 (l)	94,274	95,490
6.738%, 7/1/36 (l)	5,937,520	6,071,207
6.705%, 9/1/36 (l)	6,540,653	6,686,960
6.683%, 10/1/36 (l)	7,167,779	7,239,339
5.500%, 12/1/36	1,808,583	1,784,563
5.500%, 10/1/37	1,889,218	1,862,946
5.500%, 1/1/38	28,871,480	28,469,986
Federal National Mortgage Association
5.000%, 1/1/17	36,812	36,789
5.000%, 2/1/18	217,120	216,846
6.000%, 2/1/32	34,970	35,559
5.500%, 7/1/34	323,015	319,678
4.205%, 11/1/34 (l)	560,829	571,256
4.659%, 1/1/35 (l)	95,556	96,667
5.000%, 1/1/35	76,886	74,076
5.000%, 3/1/35	82,237	79,232
5.000%, 5/1/35	38,078	36,627
4.526%, 7/1/35 (l)	499,819	505,084
5.500%, 9/1/35	137,434	135,885
5.000%, 10/1/35	368,995	354,934
5.592%, 12/1/35 (l)	1,042,108	1,052,086
6.000%, 12/1/35	4,430,395	4,480,150
5.557%, 1/1/36 (l)	898,053	910,852
5.000%, 3/1/36	937,776	902,041
5.723%, 3/1/36 (l)	1,325,778	1,338,801
5.764%, 3/1/36 (l)	1,379,359	1,394,327
5.000%, 5/1/36	3,559,396	3,423,763
5.000%, 6/1/36	904,378	868,786
6.000%, 7/1/36	858,348	867,183
5.000%, 8/1/36	55,409	53,228
6.000%, 8/1/36	4,118,612	4,161,005
6.000%, 9/1/36	1,019,878	1,030,375
5.000%, 10/1/36	248,638	238,853
5.500%, 10/1/36	924,751	913,174
6.000%, 10/1/36	1,683,637	1,700,966
5.500%, 11/1/36	5,768,880	5,696,656
6.000%, 11/1/36	401,279	405,409
5.000%, 12/1/36	260,668	250,409
5.500%, 12/1/36	8,004,994	7,904,776
6.000%, 12/1/36	3,719,014	3,757,293
5.000%, 1/1/37	975,724	936,563
5.500%, 1/1/37	6,787,766	6,702,787
6.000%, 1/1/37	872,207	881,185
5.000%, 2/1/37	888,437	852,731
5.500%, 2/1/37	39,958,468	39,437,934
5.000%, 3/1/37	1,424,723	1,367,110
5.500%, 3/1/37	6,053,623	5,976,828

	Principal Amount	Value (Note 1)
6.000%, 3/1/37	$462,938	$467,605
5.000%, 4/1/37	1,404,995	1,348,168
5.500%, 4/1/37	5,650,552	5,576,843
5.000%, 5/1/37	8,195,508	7,863,545
5.500%, 5/1/37	23,906,049	23,594,207
6.000%, 5/1/37	4,882,421	4,931,638
5.000%, 6/1/37	1,925,312	1,847,326
5.500%, 6/1/37	32,218,727	31,798,449
6.000%, 6/1/37	620,349	626,602
5.000%, 7/1/37	7,837,387	7,520,339
5.500%, 7/1/37	25,807,566	25,471,107
6.000%, 7/1/37	19,346,278	19,541,298
5.000%, 8/1/37	2,108,571	2,023,162
6.000%, 8/1/37	1,558,084	1,573,790
5.000%, 9/1/37	319,818	306,863
5.500%, 9/1/37	8,614,518	8,502,146
6.000%, 9/1/37	902,697	911,797
6.000%, 10/1/37	282,209	285,054
6.000%, 11/1/37	410,276	414,412
5.500%, 1/1/38	269,059	265,549
5.000%, 2/1/38	69,223	66,412
5.500%, 2/1/38	48,415,747	47,792,294
5.000%, 3/1/38	3,874,073	3,716,765
6.000%, 5/1/38	58,745,652	59,331,934
4.728%, 3/1/44 (l)	895,684	895,155
4.728%, 7/1/44 (l)	21,881	21,868
4.728%, 10/1/44 (l)	52,293	52,295
5.000%, 8/25/23 TBA	400,000	394,625
Government National Mortgage Association
6.500%, 10/15/31	1,555	1,615
6.000%, 8/15/32	117,926	120,220
6.000%, 2/15/33	132,628	135,167
6.000%, 10/15/33	14,833	15,117
6.000%, 1/15/34	52,819	53,780
5.500%, 8/15/37	63,055	62,856
Small Business Administration,
Series P10A
4.504%, 2/1/14	78,787	75,690

		439,644,582

U.S. Treasuries (94.5%)
U.S. Treasury Bonds Inflation Indexed
2.375%, 1/15/25	140,136,516	146,968,171
2.000%, 1/15/26	63,822,432	63,278,920
2.375%, 1/15/27	78,891,840	82,706,970
1.750%, 1/15/28	19,604,770	18,652,096
3.625%, 4/15/28	84,867,750	105,905,701
3.875%, 4/15/29	94,543,467	122,854,792
U.S. Treasury Notes Inflation Indexed
4.250%, 1/15/10	14,707,296	15,773,575
0.875%, 4/15/10	89,890,312	91,442,358
3.500%, 1/15/11	115,102,809	125,300,227
2.375%, 4/15/11	140,886,838	149,284,962
3.375%, 1/15/12	3,407,768	3,761,856
2.000%, 4/15/12	92,120,770	97,187,412
3.000%, 7/15/12	245,554,299	269,668,468
0.625%, 4/15/13	101,834,028	101,460,093
1.875%, 7/15/13	102,603,008	108,470,669
2.000%, 1/15/14	18,952,218	20,120,452
2.000%, 7/15/14	122,934,816	130,550,997
1.875%, 7/15/15	19,003,743	19,898,990
2.000%, 1/15/16	33,980,544	35,791,061
2.500%, 7/15/16	13,914,940	15,204,243
2.375%, 1/15/17	62,277,390	67,410,417
2.625%, 7/15/17	122,863,044	135,706,041

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
1.625%, 1/15/18		$21,565,247	$21,907,250

			1,949,305,721

Total Government Securities			2,467,546,674

Health Care (0.5%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18		1,400,000	1,414,266

Pharmaceuticals (0.5%)
GlaxoSmithKline Capital, Inc.
3.310%, 5/13/10 (l)		9,700,000	9,725,753

Total Health Care			11,140,019

Industrials (0.0%)
Airlines (0.0%)
UAL Pass Through Trust,
Series 01-1
6.602%, 9/1/13		13,825	13,687

Total Industrials			13,687

Materials (0.1%)
Chemicals (0.0%)
Nalco Co.
8.875%, 11/15/13		200,000	205,000

Containers & Packaging (0.0%)
Packaging Corp. of America
4.375%, 8/1/08		143,000	143,028

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
3.802%, 9/24/09 (l)		1,900,000	1,882,007

Total Materials			2,230,035

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
2.884%, 2/5/10 (l)		3,600,000	3,583,796
Deutsche Telekom International
Finance B.V.
8.125%, 5/29/12	EUR	76,000	126,925
Qwest Capital Funding, Inc.
7.000%, 8/3/09		$1,000,000	997,500

Total Telecommunication Services			4,708,221

Utilities (0.0%)
Electric Utilities (0.0%)
Nevada Power Co.,
Series L
5.875%, 1/15/15		150,000	149,731

Gas Utilities (0.0%)
Sonat, Inc.
7.625%, 7/15/11		35,000	35,332

Multi-Utilities (0.0%)
NiSource Finance Corp.
3.208%, 11/23/09 (l)		100,000	97,213

Total Utilities			282,276

Total Long-Term Debt Securities (155.4%) (Cost $3,180,735,389)			3,206,879,804

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Financials (0.1%)
Commercial Banks (0.1%)
Wachovia Corp.
7.500%
(Cost $1,100,000)	1,100	$969,518

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (35.4%)
ABN AMRO North America
Capital Funding Trust I
2.47%, 7/10/08 (p)	$14,400,000	14,390,120
ANZ National (Int’l) Ltd.
2.67%, 8/8/08 (n)(p)	41,500,000	41,380,336
Bank of America Corp.
2.71%, 8/12/08 (p)	60,200,000	60,005,641
2.77%, 8/26/08 (p)	16,100,000	16,029,743
Bank of Scotland plc
2.60%, 7/10/08 (p)	72,800,000	72,747,420
Bank of Scotland plc/Australia
2.76%, 8/5/08 (p)	5,200,000	5,185,700
Calyon North America, Inc.
2.52%, 7/8/08 (p)	19,200,000	19,189,233
Danske Corp.
2.77%, 9/16/08 (n)(p)	73,500,000	73,061,940
General Electric Capital Corp.
2.35%, 8/11/08 (p)	77,600,000	77,387,882
PALISADES
3.13%, 10/23/08 (b)(n)(p)	30,600,000	30,296,754
Rabobank USA Financial Corp.
2.35%, 7/7/08 (p)	25,500,000	25,488,348
2.77%, 9/29/08 (p)	19,500,000	19,364,280
Societe Generale North America Inc.,
2.72%, 8/6/08 (p)	49,200,000	49,062,751
2.73%, 9/10/08 (p)	13,000,000	12,929,280
UBS Finance Delaware LLC
2.60%, 7/14/08 (p)	35,000,000	34,964,610
2.68%, 9/2/08 (p)	32,850,000	32,693,963
UniCredito Italiano Bank Ireland PLC
2.62%, 7/25/08 (n)(p)	57,400,000	57,295,783
2.75%, 9/8/08 (n)(p)	21,000,000	20,888,280
Westpac Securities NZ Ltd.
2.38%, 7/7/08 (n)(p)	69,400,000	69,367,872

Total Commercial Paper		731,729,936

Short-Term Investments of Cash Collateral for Securities Loaned (0.0%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	294	294
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	1,619	1,619
American Express Bank FSB
2.49%, 7/18/08 (l)	294	294
American Honda Finance Corp.
2.71%, 9/11/08 (l)	221	221
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,207	1,207
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	981	981
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	3,444	3,444
Bank of Ireland
2.13%, 12/29/08 (l)	1,472	1,472
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	2,561	2,561

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Scotland plc/London
3.25%, 7/1/08	$2,332	$2,332
2.12%, 7/17/08 (l)	618	618
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	1,472	1,472
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	677	677
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	2,944	2,944
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	736	736
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,177	1,177
2.12%, 5/11/09 (l)	1,766	1,766
Calyon/New York
2.12%, 10/14/08 (l)	3,974	3,974
2.16%, 7/2/10 (l)	1,471	1,471
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	1,855	1,855
CC USA, Inc.
2.13%, 2/12/09 (l)	1,030	1,030
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,678	1,678
Comerica Bank
2.12%, 8/7/08 (l)	854	854
2.74%, 1/12/09 (l)	1,354	1,354
2.50%, 3/16/09 (l)	1,707	1,707
2.52%, 6/19/09 (l)	1,855	1,855
2.53%, 6/19/09 (l)	1,060	1,060
Commerzbank AG/New York
2.60%, 7/14/08	1,472	1,472
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	736	736
Deutsche Bank AG/Singapore
3.50%, 7/1/08	728	728
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	14,720	14,720
2.80%, 7/1/08 (r)	10,490	10,490
Fifth Third Bancorp
2.49%, 8/22/08 (l)	177	177
Five Finance, Inc.
2.13%, 2/23/09 (l)	589	589
General Electric Capital Corp.
2.58%, 2/19/09 (l)	736	736
2.15%, 3/12/10 (l)	1,354	1,354
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	2,561	2,561
2.54%, 9/12/08 (l)	559	559
2.60%, 12/23/08 (l)	751	751
2.16%, 3/27/09 (l)	2,296	2,296
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	51,520	51,521
2.95%, 7/1/08 (r)	22,080	22,081
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	1,693	1,693
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	1,472	1,472
Links Finance LLC
2.12%, 6/22/09 (l)	1,913	1,913
MassMutual Global Funding II
2.15%, 3/26/10 (l)	2,473	2,473
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,030	1,030
2.11%, 1/23/09 (l)	1,030	1,030
2.12%, 3/13/09 (l)	324	324

	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	$1,413	$1,413
2.17%, 6/29/09 (l)	883	883
Monumental Global Funding II
2.15%, 3/26/10 (l)	2,267	2,267
2.18%, 5/26/10 (l)	206	206
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	751	751
Morgan Stanley
3.22%, 2/9/09 (l)	1,740	1,740
New York Life Global Funding
2.50%, 3/30/09 (l)	1,030	1,030
Pricoa Global Funding I
2.12%, 9/22/08 (l)	2,502	2,502
2.16%, 12/15/09 (l)	589	589
2.15%, 6/25/10 (l)	1,325	1,325
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	236	236
SLM Corp.
2.87%, 12/15/08 (l)	567	567
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	7,360	7,360
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,942	1,942
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	883	883
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	589	589
2.50%, 8/14/08 (l)	589	589
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	442	442
Wells Fargo & Co.
2.62%, 8/3/09 (l)	2,650	2,650
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	177	177

Total Short-Term Investments of Cash Collateral for Securities Loaned		189,500

Time Deposit (0.5%)
JPMorgan Chase Nassau
1.49%, 7/1/08	9,714,058	9,714,058

Total Short-Term Investments (35.9%) (Cost/Amortized Cost $741,622,431)		741,633,494

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
EURO vs. USD
July 2008 @ $1.39*	3,900,000	641,434
EURO-Schatz Futures
August 2008 @ $108.00*	162	1,275
U.S. 2 Year Treasury Note Futures
September 2008 @ $110.50*	108	1,688
September 2008 @ $111.00*	932	14,563
U.S. 5 Year Treasury Note Futures
September 2008 @ $126.00*	512	4,000
U.S. 10 Year Treasury Note Futures
September 2008 @ $139.00*	50	781
September 2008 @ $142.00*	382	5,969
September 2008 @ $143.00*	200	3,125
U.S. Treasury Bonds
September 2008 @ $133.00*	170	2,656
September 2008 @ $150.00*	2,082	32,531

		708,022

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Contracts	Value (Note 1)
Put Options Purchased (0.0%)
3 Month EURO EURIBOR
December 2008 @ $93.50*	214	$12,635
March 2009 @ $93.25*	150	17,713
90 Day EURODollar Futures
December 2008 @ $92.00*	1,065	6,656
December 2008 @ $92.50*	607	3,794
December 2008 @ $92.75*	1,092	6,825
EURO vs. USD
July 2008 @ $1.39*	3,900,000	141,990
EURODOLLAR Future
September 2008 @ $92.25*	13	81
U.S. 10 Year Treasury Notes Futures
September 2008 @ $92.00*	267	4,172
September 2008 @ $94.00*	50	781
U.S. Treasury Notes Inflation Indexed
July 2008 @ $92.00*	40,000,000	—
July 2008 @ $96.50*	71,000,000	—
July 2008 @ $100.00*	120,000,000	—
July 2008 @ $102.50*	30,000,000	26,100
July 2008 @ $103.00*	240,000,000	—
July 2008 @ $107.50*	84,000,000	—
July 2008 @ $111.50*	9,000,000	—

		220,747

Total Options Purchased (0.0%) (Cost $615,609)		928,769

Total Investments before Options Written and Securities Sold Short (191.4%) (Cost/Amortized Cost $3,924,073,429)		3,950,411,585

OPTIONS WRITTEN:
Call Options Written (-0.2%)
U.S. 10 Year Treasury Notes Futures
September 2008 @ $116.00*	(592)	(323,750)
U.S. Treasury Bill Futures
September 2008 @ $150.00*	(148)	(71,688)
U.S. Treasury Bonds
September 2008 @ $117.00*	(2,223)	(2,257,734)
September 2008 @ $120.00*	(147)	(48,234)

		(2,701,406)

Put Options Written (-0.0%)
U.S. 10 Year Treasury Notes Futures
September 2008 @ $111.00*	(293)	(100,719)
September 2008 @ $112.00*	(151)	(84,938)
U.S. Long Bonds
September 2008 @ $109.00*	(74)	(9,250)

		(194,907)

Total Options Written (-0.2%) (Premium Received $2,747,539)		(2,896,313)

Total Investments before Securities Sold Short (191.2%) (Cost/Amortized Cost $3,921,325,890)		3,947,515,272

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-14.7%)
Federal Home Loan Mortgage Corp.
4.500%, 7/15/23 TBA	$(30,800,000)	(29,750,890)
Federal National Mortgage Association
5.000%, 7/25/38 TBA	(35,500,000)	(34,024,549)
5.500%, 7/25/38 TBA	(139,600,000)	(137,593,250)
6.000%, 7/25/38 TBA	(101,600,000)	(102,489,000)

Total Securities Sold Short (-14.7%) (Proceeds Received $302,509,844)		(303,857,689)

Value (Note 1)
Total Investments (176.5%) (Cost/Amortized Cost $3,618,816,046)	$3,643,657,583
Other Assets Less Liabilities (-76.5%)	(1,579,612,914)

Net Assets (100%)	$2,064,044,669

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $161,301,229 or 7.81% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS   — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR  — European Currency Unit

GBP  — British Pound

SEK  — Swedish Krona

TBA  — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Appreciation/ (Depreciation)
3 Month EURO ERURIBOR	56	September-08	$21,136,580	$20,923,653	$(212,927)
3 Month EURO ERURIBOR	70	March-09	26,386,398	26,098,083	(288,315)
3 Month EURO ERURIBOR	357	June-09	134,821,158	133,142,380	(1,678,778)
3 Month EURO ERURIBOR	225	September-09	84,960,779	83,975,259	(985,520)
3 Month EURO ERURIBOR	100	December-09	37,691,335	37,345,954	(345,381)
90 Day Sterling	225	September-08	52,889,515	52,603,513	(286,002)
90 Day Sterling	250	December-08	59,179,013	58,370,541	(808,472)
90 Day Sterling	151	March-09	35,718,809	35,268,966	(449,843)
90 Day Sterling	210	June-09	49,664,748	49,067,855	(596,893)
90 Day Sterling	33	September-09	7,832,127	7,711,484	(120,643)
90 Day Sterling	180	December-09	42,765,214	42,055,921	(709,293)
JPY 10 Year Bonds	1	September-08	1,258,684	1,275,604	16,920
EURODollar	457	December-09	110,575,125	109,605,737	(969,388)
EURODollar	182	March-10	43,748,250	43,563,975	(184,275)
EURODollar	946	June-09	228,552,800	228,151,550	(401,250)
EURODollar	593	March-09	143,167,900	143,328,100	160,200
EURODollar	850	September-09	204,585,175	204,456,875	(128,300)
U.S. 10 Year Treasury Notes	50	September-08	5,725,000	5,696,094	(28,906)

					$(8,017,066)

Sales
EURO-BOBL	67	September-08	$11,308,302	$11,158,536	$149,766
EURO-BUND	436	September-08	76,753,712	75,901,905	851,807
EURO-SCHARZ	228	September-08	37,003,919	36,732,076	271,843
UK Long Gilt	120	September-08	25,251,304	24,951,506	299,798
U.S. Treasury Bonds	909	September-08	103,689,914	105,074,719	(1,384,805)

					$188,409

					$(7,828,657)

At June 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 7/28/08	221,284	$2,052,727	$2,087,147	$34,420
Mexican Peso, expiring 7/10/08	238,896	21,278,692	23,135,933	1,857,241
Mexican Peso, expiring 7/10/08	11,084	1,000,000	1,073,451	73,451
Mexican Peso, expiring 7/10/08	51,881	4,717,000	5,024,462	307,462
Mexican Peso, expiring 11/19/08	2,769	262,429	263,161	732
Mexican Peso, expiring 11/19/08	2,737	259,437	260,164	727
Mexican Peso, expiring 11/19/08	19,881	1,866,566	1,889,562	22,996
Malaysian Ringgit, expiring 8/4/08	25,985	8,050,000	7,953,538	(96,462)
Malaysian Ringgit, expiring 11/12/08	23,387	7,285,602	7,163,597	(122,005)
Malaysian Ringgit, expiring 2/12/09	28,767	9,001,000	8,818,884	(182,116)
Philippine Peso, expiring 8/22/08	326,560	8,000,000	7,243,933	(756,067)
Philippine Peso, expiring 8/22/08	330,896	8,051,000	7,340,119	(710,881)
Philippine Peso, expiring 8/22/08	22,707	556,000	503,700	(52,300)
Philippine Peso, expiring 8/22/08	21,482	532,000	476,529	(55,471)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Philippine Peso, expiring 8/22/08	31,147	$761,000	$690,936	$(70,064)
Singapore Dollar, expiring 8/28/08	10,437	7,433,000	7,691,389	258,389
Singapore Dollar, expiring 11/21/08	6,562	4,830,000	4,853,677	23,677
Singapore Dollar, expiring 11/21/08	6,537	4,810,000	4,835,358	25,358
Singapore Dollar, expiring 11/21/08	6,577	4,801,905	4,864,691	62,786
Singapore Dollar, expiring 11/21/08	6,976	5,100,000	5,159,706	59,706

				$681,579

Foreign Currency Sell Contracts
British Pound, expiring 8/11/08	13,980	$27,416,877	$27,757,989	$(341,112)
European Union, expiring 7/24/08	10,491	16,252,657	16,498,321	(245,664)
Mexican Peso, expiring 7/10/08	239,763	21,760,999	23,219,880	(1,458,881)
Mexican Peso, expiring 7/10/08	16,017	1,460,000	1,551,178	(91,178)
Mexican Peso, expiring 7/10/08	20,694	1,894,000	2,004,119	(110,119)
Mexican Peso, expiring 7/10/08	2,737	263,965	265,100	(1,135)
Mexican Peso, expiring 7/10/08	2,769	267,010	268,154	(1,144)
Mexican Peso, expiring 7/10/08	19,881	1,898,199	1,925,415	(27,216)
Swedish Krona, expiring 9/9/08	31,513	5,189,161	5,212,494	(23,333)
Swiss Franc, expiring 9/9/08	427	410,469	418,250	(7,781)

				$(2,307,563)

				$(1,625,984)

Options written for the six months ended June 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	2,253	$1,104,966
Options Written	7,740	7,012,307
Options Terminated in Closing Purchase Transactions	(472)	(290,750)
Options Expired	(5,893)	(5,078,984)
Options Exercised	—	—

Options Outstanding—June 30, 2008	3,628	$2,747,539

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,058,772	$3,949,352,813	$—	$3,950,411,585
Other Investments*	1,750,334	2,726,945	—	4,477,279

Total	$2,809,106	$3,952,079,758	$—	$3,954,888,864

Liabilities:
Investments in Securities	$—	$303,857,689	$—	$303,857,689
Other Investments*	12,475,304	4,352,929	—	16,828,233

Total	$12,475,304	$308,210,618	$—	$320,685,922

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$11,585,886	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(11,585,886)	—

Balance as of 6/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,003,486,136
Long-term U.S. Treasury securities	13,838,324,176

$14,841,810,312

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$658,135,255
Long-term U.S. Treasury securities	13,104,604,009

$13,762,739,264

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,281,014
Aggregate gross unrealized depreciation	(22,687,788)

Net unrealized appreciation	$11,593,226

Federal income tax cost of investments	$3,938,818,359

At June 30, 2008, the Portfolio had loaned securities with a total value of $183,654. This was secured by collateral of $189,500 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (50.9%)
Asset-Backed Securities (19.9%)
Advanta Business Card Master Trust,
Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$15,088,659
Aegis Asset Backed Securities Trust,
Series 06-1 A1
2.563%, 1/25/37 (b)(l)	5,699,473	5,549,050
AmeriCredit Automobile Receivables Trust,
Series 05-DA A3
4.870%, 12/6/10	4,392,767	4,375,580
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28 (b)(l)	43,859	34,836
Asset Backed Funding Certificates,
Series 01-AQ1 M1
6.863%, 5/20/32 (b)(l)	59,983	53,571
Banc of America Securities Auto Trust,
Series 06-G1 A3
5.180%, 6/18/10	16,836,422	16,984,084
Capital Auto Receivables Asset Trust,
Series 04-2 C
4.160%, 1/15/10	3,665,000	3,667,143
Carmax Auto Owner Trust,
Series 05-2 A3
4.210%, 1/15/10	1,298,616	1,300,890
Centex Home Equity,
Series 04-D MV3
3.483%, 9/25/34 †(b)(l)	250,000	148,493
Chase Issuance Trust,
Series 05-A7 A7
4.550%, 3/15/13	20,600,000	20,697,005
Series 07-A15 A
4.960%, 9/17/12	18,035,000	18,321,250
Series 08-A9 A9
4.260%, 5/15/13	23,985,000	23,828,944
Chase Manhattan Auto Owner Trust,
Series 05-B A3
4.840%, 7/15/09	152,998	153,139
Series 05-B A4
4.880%, 6/15/12	9,500,000	9,570,849
Citibank Credit Card Issuance Trust,
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,795,550
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,454,949
Series 06-A4 A4
5.450%, 5/10/13	20,000,000	20,479,426
CNH Equipment Trust,
Series 06-A A3
5.200%, 8/16/10	8,380,447	8,420,956
Countrywide Asset-Backed Certificates,
Series 06-20 2A1
2.533%, 4/25/47 (b)(l)	7,573,336	7,389,933
Daimler Chrysler Auto Trust,
Series 05-B A4
4.200%, 7/8/10	14,107,825	14,147,467
Series 06-B A3
5.330%, 8/8/10	6,591,967	6,652,377
Series 06-C A3
5.020%, 7/8/10	13,046,470	13,141,691
Series 06-C A4
4.980%, 11/8/11	18,087,000	18,340,732
Series 06-D A3
4.980%, 2/8/11	18,092,514	18,268,558

	Principal Amount	Value (Note 1)
DVI Receivables Corp.,
Series 03-1 D1
4.425%, 3/14/11 †(l)	$160,268	$—
Ford Credit Auto Owner Trust,
Series 05-A A4
3.720%, 10/15/09	1,391,704	1,393,430
Series 05-C A3
4.300%, 8/15/09	660,801	661,256
Series 06-C A4A
5.150%, 2/15/12	14,995,000	15,225,418
Series 07-B A3A
5.150%, 11/15/11	16,910,000	17,197,076
Series 08-A A3A
3.960%, 4/15/12	25,225,000	25,171,215
Fremont Home Loan Trust,
Series 05-E 2A2
2.653%, 1/25/36 (b)(l)	530,838	530,173
GCO Slims Trust,
Series 06-1A
5.720%, 3/1/22 §(b)	7,423,560	6,252,048
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	24,000,000	24,401,126
Honda Auto Receivables Owner Trust,
Series 07-1 A3
5.100%, 3/18/11	20,820,000	21,101,607
Household Automotive Trust,
Series 05-2 A3
4.370%, 5/17/10	1,255,284	1,259,232
Lehman ABS Manufactured Housing Contract,
Series 02-A A
2.921%, 6/15/33 (l)	38,108	34,927
Long Beach Auto Receivables Trust,
Series 05-A A3
4.080%, 6/15/10	1,322,569	1,322,303
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
3.983%, 5/25/34 (b)(l)	55,708	28,449
National City Auto Receivables Trust,
Series 04-A A4
2.880%, 5/15/11	7,261,656	7,263,233
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	5,022,678	5,055,774
Series 06-C A4
5.450%, 6/15/12	14,505,000	14,831,135
Series 08-A A3
3.890%, 8/15/11	22,100,000	22,047,285
Onyx Acceptance Owner Trust,
Series 05-B A3
4.180%, 3/15/10	517,272	511,319
PECO Energy Transition Trust,
Series 00-A A4
7.650%, 3/1/10	10,000,000	10,440,886
SLM Student Loan Trust,
Series 05-8 A4
4.250%, 1/25/28	34,225,000	34,509,184
USAA Auto Owner Trust,
Series 07-1 A3
5.430%, 10/17/11	20,410,000	20,803,123
World Omni Auto Receivables Trust,
Series 05-A A4
3.820%, 11/14/11	14,418,174	14,457,949
Series 07-A A3
5.230%, 2/15/11	15,000,000	15,161,586
Series 07-B A3A
5.280%, 1/17/12	16,385,000	16,607,915

		536,132,781

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Non-Agency CMO (31.0%)
Banc of America Commercial Mortgage, Inc.,
Series 04-2 A3
4.050%, 11/10/38	$17,826,000	$17,475,475
Series 04-5 A2
4.176%, 11/10/41	11,418,281	11,349,648
Banc of America Funding Corp.,
Series 04-B 5A1
5.212%, 11/20/34 (l)	20,212,105	19,967,777
Series 06-I 1A1
4.594%, 12/20/36 (l)	10,981,968	10,702,491
Banc of America Mortgage Securities, Inc.,
Series 03-I 1A1
7.390%, 10/25/33 (l)	27,307	27,510
Series 04-C 2A1
3.701%, 4/25/34 (l)	17,967,493	17,446,324
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-11 2A1
4.769%, 12/25/35 (l)	18,489,831	17,856,434
Chase Commercial Mortgage Securities Corp.,
Series 00-1 A2
7.757%, 4/15/32^	11,038,852	11,427,358
Chase Manhattan Bank-First Union National Bank,
Series 99-1 A2
7.439%, 8/15/31 (l)	17,051,934	17,438,674
Commercial Mortgage Acceptance Corp.,
Series 99-C1 A2
7.030%, 6/15/31	8,432,391	8,542,072
Countrywide Alternative Loan Trust,
Series 06-OC9 A1
2.558%, 12/25/36 (l)	7,100,122	6,186,779
Series 07-2CB 1A1
5.750%, 3/25/37	12,626,953	12,214,380
Credit Suisse Mortgage Capital Certificates,
Series 06-2 5A6
6.000%, 3/25/36	19,162,637	18,729,692
Series 06-C3 A1
4.991%, 6/15/38	13,102,680	13,040,620
CS First Boston Mortgage Securities Corp.,
Series 00-C1 A2
7.545%, 4/15/62	12,831,631	13,258,614
Series 99-C1 A2
7.290%, 9/15/41	10,228,018	10,454,178
DLJ Commercial Mortgage Corp.,
Series 00-CKP1 A1B
7.180%, 11/10/33	29,045,445	30,094,729
First Horizon Mortgage Pass-Through Trust,
Series 03-AR4 2A1
4.384%, 12/25/33 (l)	11,435,132	11,147,161
First Union National Bank Commercial Mortgage Trust,
Series 00-C2 A2
7.202%, 10/15/32	16,011,784	16,590,230
GE Capital Commercial Mortgage Corp.,
Series 01-2 A2
5.850%, 8/11/33	5,508,002	5,574,569
Series 04-C3 A2
4.433%, 7/10/39	14,575,000	14,544,118
GMAC Commercial Mortgage Securities, Inc.,
Series 98-C2 A2
6.420%, 5/15/35	2,150,178	2,146,887
Series 99-C1 A2
6.175%, 5/15/33^ (l)	7,248,255	7,278,996
Series 99-C3 A2
7.179%, 8/15/36 (l)	13,491,147	13,780,456
GMAC Mortgage Corp. Loan Trust,
Series 03-J10 A1
4.750%, 1/25/19	18,922,164	18,293,411

	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	$7,325,000	$7,308,665
GS Mortgage Securities Corp. II,
Series 05-GG4 A1P
5.285%, 7/10/39	6,729,002	6,757,003
GSR Mortgage Loan Trust,
Series 07-AR1 2A1
5.998%, 3/25/37 (l)	18,937,013	17,461,522
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 01-CIBC A3
6.260%, 3/15/33	10,890,821	11,111,726
JP Morgan Mortgage Trust,
Series 07-A1 2A1
4.744%, 7/25/35 (l)	22,372,903	22,114,348
Series 07-A1 5A1
4.766%, 7/25/35 (l)	20,568,975	20,005,965
LB Commercial Conduit Mortgage Trust,
Series 99-C1 A2
6.780%, 6/15/31	20,724,992	20,952,517
LB-UBS Commercial Mortgage Trust,
Series 00-C3 B
7.950%, 3/15/32 (l)	12,000,000	12,544,019
Series 04-C7 A3
4.243%, 10/15/29	15,585,000	15,248,370
Series 05-C2 A2
4.821%, 4/15/30	19,887,254	19,842,852
MASTR Asset Securitization Trust,
Series 06-1 4A1
5.750%, 2/25/21	16,278,094	16,154,341
Morgan Stanley Capital I,
Series 07-HQ13 A1
5.357%, 12/15/44	19,772,672	19,536,737
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	1,124,915	1,130,159
Paine Webber Mortgage Acceptance Corp.,
Series 99-C1 A2
6.820%, 6/15/32	7,456,293	7,496,496
Permanent Financing plc,
Series 3 3A
2.876%, 9/10/33 †(e)(l)	10,017,000	10,012,893
Series 4 3A
2.836%, 3/10/24 (e)(l)	20,000,000	19,525,000
PNC Mortgage Acceptance Corp.,
Series 99-CM1 A1B
7.330%, 12/10/32 (l)	8,394,187	8,621,227
Residential Accredit Loans, Inc.,
Series 04-QS13 CB
5.000%, 9/25/19	20,910,415	19,455,176
Series 04-QS16 2A1
5.000%, 12/25/19	19,507,167	17,727,138
Series 06-QA9 A1
2.663%, 11/25/36 (l)	10,339,148	6,409,678
Residential Funding Mortgage Securities I, Inc.,
Series 05-SA2 1A
5.161%, 6/25/35 (l)	8,875,490	8,626,783
Series 05-SA5 2A
5.330%, 11/25/35 (l)	13,008,765	12,778,505
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 07-2 3A3
5.716%, 4/25/37 (l)	18,549,342	17,138,596
Thornburg Mortgage Securities Trust,
Series 05-4 A4
2.683%, 12/25/45 (l)	19,770,977	19,620,043

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
TIAA Seasoned Commercial Mortgage Trust,
Series 07-C4 A1
5.691%, 8/15/39 (l)	$17,979,946	$17,990,727
Wachovia Bank Commercial Mortgage Trust,
Series 06-C23 A1
5.203%, 1/15/45	16,502,234	16,515,414
WaMu Mortgage Pass-Through Certificates,
Series 04-AR1 A
4.229%, 3/25/34 (l)	9,367,843	9,165,442
Series 06-AR12 1A4
6.069%, 10/25/36 (l)	18,220,320	17,673,944
Series 07-HY3 4A1
5.348%, 3/25/37 (l)	22,227,968	20,728,331
Wells Fargo Mortgage Backed Securities Trust,
Series 05-AR2 2A1
4.542%, 3/25/35 (l)	18,098,740	17,478,849
Series 06-AR10 2A1
5.646%, 7/25/36 (l)	28,240,996	27,327,007
Series 07-8 2A7
6.000%, 7/25/37	23,134,161	23,075,796
Series 05-AR16 6A3
5.000%, 10/25/35 (l)	19,271,075	18,765,175

		831,869,027

Total Asset-Backed and Mortgage-Backed Securities		1,368,001,808

Consumer Discretionary (1.5%)
Media (1.5%)
British Sky Broadcasting Group plc
8.200%, 7/15/09	8,117,000	8,377,677
Comcast Corp.
5.500%, 3/15/11	9,000,000	9,006,786
Thomson Reuters Corp.
5.950%, 7/15/13	4,505,000	4,523,110
Time Warner Cable, Inc.
5.400%, 7/2/12^	14,600,000	14,452,525
6.200%, 7/1/13	4,500,000	4,575,902

Total Consumer Discretionary		40,936,000

Consumer Staples (0.5%)
Food Products (0.5%)
Kraft Foods, Inc.
5.625%, 8/11/10	3,290,000	3,368,832
5.625%, 11/1/11	9,000,000	9,080,541

Total Consumer Staples		12,449,373

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Anadarko Finance Co.
6.750%, 5/1/11	8,550,000	8,887,434
Conoco Funding Co.
6.350%, 10/15/11	23,565,000	24,921,307
XTO Energy, Inc.
4.625%, 6/15/13	10,715,000	10,358,180

Total Energy		44,166,921

Financials (6.0%)
Capital Markets (1.6%)
Goldman Sachs Group, Inc.
6.875%, 1/15/11	7,000,000	7,266,595
5.300%, 2/14/12	9,815,000	9,878,484
Lehman Brothers Holdings, Inc.
5.250%, 2/6/12	12,000,000	11,356,008
Morgan Stanley
5.050%, 1/21/11	7,325,000	7,241,458

	Principal Amount	Value (Note 1)
5.625%, 1/9/12	$7,206,000	$7,211,347

		42,953,892

Commercial Banks (0.2%)
Wachovia Corp.
5.500%, 5/1/13^	4,250,000	4,067,679

Diversified Financial Services (3.3%)
Bank of America Corp.
5.375%, 8/15/11^	23,000,000	23,332,856
Citigroup, Inc.
5.250%, 2/27/12^	11,950,000	11,794,686
General Electric Capital Corp.
4.125%, 9/1/09	19,585,000	19,658,072
4.800%, 5/1/13	9,085,000	8,900,284
JP Morgan Chase & Co.
4.500%, 11/15/10^	16,350,000	16,312,869
4.750%, 5/1/13	10,000,000	9,718,610

		89,717,377

Insurance (0.9%)
American International Group, Inc.
4.700%, 10/1/10	2,670,000	2,620,204
Metropolitan Life Global Funding I
5.125%, 4/10/13 §	13,225,000	13,022,499
Protective Life Secured Trusts
3.700%, 11/24/08^	9,650,000	9,617,470

		25,260,173

Total Financials		161,999,121

Government Securities (24.2%)
Agency CMO (5.3%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	30,700,000	31,248,044
6.000%, 4/15/27	19,018,481	19,471,380
5.500%, 6/15/27	13,687,879	13,970,654
5.500%, 10/15/27	14,719,696	15,032,148
5.500%, 11/15/29	11,694,899	11,949,004
4.179%, 12/15/36 IO(l)	32,201,350	2,869,398
Federal National Mortgage Association
5.500%, 6/25/30	20,471,003	20,906,773
6.000%, 9/25/30	16,738,717	17,237,581
3.518%, 4/25/38 IO(l)	124,683,322	9,389,801

		142,074,783

U.S. Government Agencies (14.9%)
Federal Home Loan Bank
3.500%, 7/16/10^	23,750,000	23,859,867
Federal Home Loan Mortgage Corp.
4.774%, 5/1/35 (l)	12,919,854	13,030,474
4.775%, 9/1/35 (l)	11,724,805	11,865,532
Federal National Mortgage Association
3.000%, 4/28/10	69,725,000	69,533,744
6.125%, 3/15/12	10,210,000	10,975,474
6.500%, 4/1/21	11,035,857	11,505,801
5.500%, 9/1/21	42,146,158	42,817,423
5.000%, 12/1/21	15,165,441	15,146,326
4.460%, 5/1/33 (l)	258,688	261,521
5.369%, 6/1/34 (l)	41,165	41,248
4.266%, 7/1/34 (l)	160,728	161,887
4.577%, 12/1/34 (l)	6,237,852	6,318,463
4.500%, 1/1/35 (l)	6,264,831	6,348,560
4.517%, 4/1/35 (l)	7,755,744	7,849,423
4.633%, 5/1/35 (l)	12,074,159	12,225,936
4.663%, 5/1/35 (l)	5,461,355	5,493,723
4.905%, 6/1/35 (l)	15,863,129	16,020,960
4.732%, 7/1/35 (l)	13,399,145	13,522,362
4.762%, 7/1/35 (l)	8,253,882	8,312,516
5.159%, 7/1/35 (l)	10,318,503	10,423,534
4.806%, 12/1/35 (l)	16,998,232	17,225,862

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 7/25/23 TBA	$98,300,000	$98,945,045

		401,885,681

U.S. Treasuries (4.0%)
U.S. Treasury Notes
4.000%, 8/31/09^	33,675,000	34,309,033
3.375%, 6/30/13^	72,625,000	72,755,507

		107,064,540

Total Government Securities		651,025,004

Health Care (0.7%)
Pharmaceuticals (0.7%)
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	13,165,000	13,147,254
Wyeth
6.950%, 3/15/11	5,600,000	5,928,115

Total Health Care		19,075,369

Information Technology (0.4%)
Software (0.4%)
Oracle Corp.
5.000%, 1/15/11	9,200,000	9,379,133

Total Information Technology		9,379,133

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
4.950%, 1/15/13	10,200,000	10,164,647
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	11,600,000	11,599,874
Telefonica Europe B.V.
7.750%, 9/15/10	3,975,000	4,189,459
Verizon Global Funding Corp.
7.250%, 12/1/10	9,617,000	10,209,888

		36,163,868

Wireless Telecommunication Services (0.9%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	9,425,000	10,034,383
Vodafone Group plc
7.750%, 2/15/10	4,875,000	5,094,214
5.350%, 2/27/12^	8,150,000	8,179,918

		23,308,515

Total Telecommunication Services		59,472,383

Utilities (2.0%)
Electric Utilities (1.7%)
CenterPoint Energy, Inc.
4.970%, 8/1/14	21,025,000	21,292,858
Florida Power Corp.
6.650%, 7/15/11	5,225,000	5,516,456
FPL Group Capital, Inc.
5.625%, 9/1/11	8,250,000	8,494,118
Progress Energy, Inc.
7.100%, 3/1/11	9,000,000	9,470,142

		44,773,574

Multi-Utilities (0.3%)
Energy East Corp.
6.750%, 6/15/12	7,641,000	7,952,073

Total Utilities		52,725,647

Total Long-Term Debt Securities (90.0%) (Cost $2,431,136,575)		2,419,230,759

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (8.0%)
Federal Home Loan Bank
2.00%, 7/1/08 (o)(p)	$215,900,000	$215,888,004

Short-Term Investments of Cash Collateral for Securities Loaned (4.5%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	188,945	188,945
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	1,039,200	1,039,200
American Express Bank FSB
2.49%, 7/18/08 (l)	188,945	188,945
American Honda Finance Corp.
2.71%, 9/11/08 (l)	141,709	141,709
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	774,524	774,524
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	629,335	629,335
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	2,210,662	2,210,662
Bank of Ireland
2.13%, 12/29/08 (l)	944,705	944,705
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	1,643,826	1,643,826
Bank of Scotland plc/London
3.25%, 7/1/08	1,496,921	1,496,921
2.12%, 7/17/08 (l)	396,786	396,786
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	944,727	944,727
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	434,575	434,575
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	1,889,455	1,889,455
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	472,364	472,364
Beta Finance, Inc.
2.13%, 2/17/09 (l)	755,579	755,579
2.12%, 5/11/09 (l)	1,133,403	1,133,403
Calyon/New York
2.12%, 10/14/08 (l)	2,550,515	2,550,515
2.16%, 7/2/10 (l)	944,330	944,330
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	1,190,357	1,190,357
CC USA, Inc.
2.13%, 2/12/09 (l)	661,131	661,131
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,076,989	1,076,989
Comerica Bank
2.12%, 8/7/08 (l)	547,895	547,895
2.74%, 1/12/09 (l)	869,298	869,298
2.50%, 3/16/09 (l)	1,095,834	1,095,834
2.52%, 6/19/09 (l)	1,190,468	1,190,468
2.53%, 6/19/09 (l)	680,170	680,170
Commerzbank AG/New York
2.60%, 7/14/08	944,727	944,727
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	472,364	472,364
Deutsche Bank AG/Singapore
3.50%, 7/1/08	467,168	467,168
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	9,447,275	9,447,275
2.80%, 7/1/08 (r)	6,732,775	6,732,775
Fifth Third Bancorp
2.49%, 8/22/08 (l)	113,367	113,367
Five Finance, Inc.
2.13%, 2/23/09 (l)	377,782	377,782

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
General Electric Capital Corp.
2.58%, 2/19/09 (l)	$472,364	$472,364
2.15%, 3/12/10 (l)	869,149	869,149
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,643,826	1,643,826
2.54%, 9/12/08 (l)	358,996	358,996
2.60%, 12/23/08 (l)	481,857	481,857
2.16%, 3/27/09 (l)	1,473,775	1,473,775
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	33,065,460	33,065,460
2.95%, 7/1/08 (r)	14,170,912	14,170,912
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	1,086,837	1,086,837
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	944,727	944,727
Links Finance LLC
2.12%, 6/22/09 (l)	1,227,838	1,227,838
MassMutual Global Funding II
2.15%, 3/26/10 (l)	1,587,142	1,587,142
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	661,309	661,309
2.11%, 1/23/09 (l)	661,309	661,309
2.12%, 3/13/09 (l)	207,840	207,840
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	906,938	906,938
2.17%, 6/29/09 (l)	566,836	566,836
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,454,880	1,454,880
2.18%, 5/26/10 (l)	132,262	132,262
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	481,811	481,811
Morgan Stanley
3.22%, 2/9/09 (l)	1,116,895	1,116,895
New York Life Global Funding
2.50%, 3/30/09 (l)	661,309	661,309
Pricoa Global Funding I
2.12%, 9/22/08 (l)	1,606,037	1,606,037
2.16%, 12/15/09 (l)	377,891	377,891
2.15%, 6/25/10 (l)	850,085	850,085
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	151,156	151,156
SLM Corp.
2.87%, 12/15/08 (l)	363,805	363,805
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	4,723,637	4,723,637
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,246,589	1,246,589
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	566,836	566,836
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	377,891	377,891
2.50%, 8/14/08 (l)	377,891	377,891
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	283,418	283,418

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
2.62%, 8/3/09 (l)	$1,700,509	$1,700,509
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	113,367	113,367

Total Short-Term Investments of Cash Collateral for Securities Loaned		121,621,490

Time Deposit (2.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08	53,533,419	53,533,419

Total Short-Term Investments (14.5%) (Cost/Amortized Cost $391,054,909)		391,042,913

Total Investments (104.5%) (Cost/Amortized Cost $2,822,191,484)		2,810,273,672
Other Assets Less Liabilities (-4.5%)		(122,300,170)

Net Assets (100%)		$2,687,973,502

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $10,161,386 or 0.38% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $19,274,547 or 0.72% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

IO    — Interest Only

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$2,800,112,286	$10,161,386	$2,810,273,672
Other Investments*	—	—	—	—

Total	$—	$2,800,112,286	$10,161,386	$2,810,273,672

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities	Other Investments*
Balance as of 12/31/07	$418,627	$—
Total gains or losses (realized/unrealized) included in earnings	(82,254)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	9,825,013	—

Balance as of 6/30/08	$10,161,386	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 6/30/08	$(135,720)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,053,212,932
Long-term U.S. Treasury securities	4,947,844,351

$6,001,057,283

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$552,641,967
Long-term U.S. Treasury securities	5,219,317,788

$5,771,959,755

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,514,791
Aggregate gross unrealized depreciation	(24,855,058)

Net unrealized depreciation	$(12,340,267)

Federal income tax cost of investments	$2,822,613,939

At June 30, 2008, the Portfolio had loaned securities with a total value of $124,403,939. This was secured by collateral of $121,621,490 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $5,193,976 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

Portfolio has a net capital loss carryforward of $4,546,511 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.^	26,600	$212,534
ArvinMeritor, Inc.^	55,600	693,888
ATC Technology Corp.*^	15,500	360,840
Cooper Tire & Rubber Co.	37,500	294,000
Dana Holding Corp.*	61,500	329,025
Drew Industries, Inc.*	12,200	194,590
Exide Technologies, Inc.*^	48,600	814,536
Fuel Systems Solutions, Inc.*	7,500	288,750
Hayes Lemmerz International, Inc.*^	76,100	216,124
Lear Corp.*	42,600	604,068
Modine Manufacturing Co.^	25,300	312,961
Raser Technologies, Inc.*	28,000	272,720
Sauer-Danfoss, Inc.	6,900	214,935
Spartan Motors, Inc.^	25,800	192,726
Superior Industries International, Inc.	14,300	241,384
Tenneco, Inc.*	25,800	349,074
Visteon Corp.*^	86,500	227,495

		5,819,650

Automobiles (0.0%)
Winnebago Industries, Inc.^	23,300	237,427

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	6,800	265,472
Capella Education Co.*	8,800	524,920
Coinstar, Inc.*	17,300	565,883
Corinthian Colleges, Inc.*^	71,200	826,632
Jackson Hewitt Tax Service, Inc.^	21,000	256,620
K12, Inc.*	9,000	192,870
Matthews International Corp., Class A^	17,600	796,576
Pre-Paid Legal Services, Inc.*	5,000	203,100
Regis Corp	32,700	861,645
Sotheby’s^	44,196	1,165,448
Steiner Leisure Ltd.*	13,600	385,560
Stewart Enterprises, Inc., Class A^	51,900	373,680
thinkorswim Group, Inc.*^	30,100	212,205

		6,630,611

Hotels, Restaurants & Leisure (2.1%)
Ambassadors Group, Inc.^	8,850	132,042
Ameristar Casinos, Inc.^	21,300	294,366
Bally Technologies, Inc.*	32,400	1,095,120
BJ’s Restaurants, Inc.*	19,400	188,762
Bob Evans Farms, Inc.^	19,200	549,120
Buffalo Wild Wings, Inc.*^	11,100	275,613
California Pizza Kitchen, Inc.*	16,300	182,397
CBRL Group, Inc.^	17,600	431,376
CEC Entertainment, Inc.*^	15,000	420,150
Cheesecake Factory, Inc.*	41,600	661,856
Churchill Downs, Inc.	7,100	247,577
CKE Restaurants, Inc.^	32,500	405,275
Denny’s Corp.*	63,800	181,192
DineEquity, Inc.^	15,100	564,136
Domino’s Pizza, Inc.*^	26,000	299,000
Gaylord Entertainment Co.*^	23,600	565,456
Jack in the Box, Inc.*	35,300	791,073
Krispy Kreme Doughnuts, Inc.*	22,300	111,277
Landry’s Restaurants, Inc.	9,400	168,918
Life Time Fitness, Inc.*^	23,900	706,245
Marcus Corp.	13,900	207,805
Morgans Hotel Group Co.*^	16,300	167,890
P.F. Chang’s China Bistro, Inc.*^	19,000	424,460
Papa John’s International, Inc.*^	12,000	319,080

	Number of Shares	Value (Note 1)
Pinnacle Entertainment, Inc.*^	50,550	$530,270
Red Robin Gourmet Burgers, Inc.*^	9,500	263,530
Riviera Holdings Corp.*	2,200	22,330
Ruby Tuesday, Inc.^	45,400	245,160
Six Flags, Inc.*^	26,300	30,245
Sonic Corp.*^	36,100	534,280
Speedway Motorsports, Inc.	8,132	165,730
Texas Roadhouse, Inc., Class A*^	34,600	310,362
Triarc Cos., Inc., Class B^	37,400	236,742
Vail Resorts, Inc.*^	23,200	993,656
WMS Industries, Inc.*	27,200	809,744

		13,532,235

Household Durables (0.9%)
American Greetings Corp., Class A^	44,350	547,279
Beazer Homes USA, Inc.^	31,300	174,341
Blyth, Inc.^	13,400	161,202
Champion Enterprises, Inc.*^	42,800	250,380
Ethan Allen Interiors, Inc.^	14,990	368,754
Furniture Brands International, Inc.	27,560	368,202
Helen of Troy Ltd.*^	16,800	270,816
Hovnanian Enterprises, Inc., Class A*	43,200	236,736
iRobot Corp.*	13,700	188,238
La-Z-Boy, Inc.	43,600	333,540
Libbey, Inc.^	12,000	89,280
M/I Homes, Inc.	5,100	80,223
Meritage Homes Corp.*^	19,100	289,747
National Presto Industries, Inc.	3,000	192,540
Ryland Group, Inc.	26,300	573,603
Sealy Corp.^	24,900	142,926
Standard Pacific Corp.	23,100	78,078
Tempur-Pedic International, Inc.^	41,867	326,981
Tupperware Brands Corp.	36,400	1,245,608
Universal Electronics, Inc.*	10,400	217,360

		6,135,834

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*^	27,800	179,310
Blue Nile, Inc.*^	7,500	318,900
FTD Group, Inc.	19,900	265,267
Gaiam, Inc., Class A*	5,500	74,305
Netflix, Inc.*^	30,500	795,135
NutriSystem, Inc.	19,000	268,660
Orbitz Worldwide, Inc.*^	43,000	215,430
Overstock.com, Inc.*	9,600	249,120
PetMed Express, Inc.*	15,300	187,425
Shutterfly, Inc.*	15,300	186,813

		2,740,365

Leisure Equipment & Products (0.6%)
Brunswick Corp.	54,400	576,640
Callaway Golf Co.	36,900	436,527
JAKKS Pacific, Inc.*	22,500	491,625
Leapfrog Enterprises, Inc.*	28,100	233,792
Marine Products Corp.	29,300	193,380
Polaris Industries, Inc.^	22,100	892,398
Pool Corp.	29,700	527,472
RC2 Corp.*	12,700	235,712
Smith & Wesson Holding Corp.*^	21,400	111,494

		3,699,040

Media (1.5%)
AH Belo Corp., Class A^	14,320	81,624
Arbitron, Inc.^	16,900	802,750
Belo Corp., Class A	71,600	523,396
Charter Communications, Inc., Class A*	317,300	333,165

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Cinemark Holdings, Inc.^	22,400	$292,544
Citadel Broadcasting Corp.*^	145,883	177,977
CKX, Inc.*	32,700	286,125
Cox Radio, Inc., Class A*	17,000	200,600
Crown Media Holdings, Inc., Class A*	48,200	228,468
Dolan Media Co.*	13,600	247,520
Entercom Communications Corp., Class A^	25,100	176,202
Entravision Communications Corp., Class A*	1,900	7,638
GateHouse Media, Inc.^	28,000	68,880
Global Sources Ltd.*	13,800	209,484
Gray Television, Inc.^	26,300	75,481
Harte-Hanks, Inc.	22,800	261,060
Idearc, Inc.	91,500	215,025
Interactive Data Corp.	29,617	744,275
Journal Communications, Inc., Class A^	37,700	181,714
Knology, Inc.*^	18,800	206,612
Live Nation, Inc.*^	52,717	557,746
Marvel Entertainment, Inc.*^	30,400	977,056
McClatchy Co., Class A	35,300	239,334
Mediacom Communications Corp., Class A*^	41,883	223,655
National CineMedia, Inc.	35,830	381,948
Outdoor Channel Holdings, Inc.*	27,300	190,554
Primedia, Inc.^	5,200	24,232
RCN Corp.*	23,400	252,252
Scholastic Corp.*	17,700	507,282
Sinclair Broadcast Group, Inc., Class A^	38,808	294,941
Valassis Communications, Inc.*^	28,700	359,324
Value Line, Inc.^	4,800	159,600
World Wrestling Entertainment, Inc., Class A	13,200	204,204

		9,692,668

Multiline Retail (0.1%)
99 Cents Only Stores*	29,100	192,060
Dillard’s, Inc., Class A	35,400	409,578
Fred’s, Inc., Class A^	32,030	360,017

		961,655

Specialty Retail (2.8%)
Aaron Rents, Inc.^	28,150	628,589
Aeropostale, Inc.*	41,575	1,302,545
Asbury Automotive Group, Inc.^	21,500	276,275
bebe stores, Inc.^	25,001	240,260
Blockbuster, Inc., Class A*^	143,900	359,750
Borders Group, Inc.^	39,500	237,000
Brown Shoe Co., Inc.	30,525	413,614
Buckle, Inc.^	8,200	374,986
Cabela’s, Inc.*	24,400	268,644
Cache, Inc.*^	6,200	66,340
Casual Male Retail Group, Inc.*^	21,400	65,270
Cato Corp., Class A	17,200	244,928
Charlotte Russe Holding, Inc.*	20,300	360,528
Charming Shoppes, Inc.*^	87,700	402,543
Chico’s FAS, Inc.*	109,600	588,552
Childrens Place Retail Stores, Inc.*^	15,000	541,500
Christopher & Banks Corp.^	26,175	177,990
Circuit City Stores, Inc.	104,800	302,872
Citi Trends, Inc.*	5,000	113,300
Collective Brands, Inc.*^	48,900	568,707
Conn’s, Inc.*^	10,500	168,735
CSK Auto Corp.*	27,300	286,104
Dress Barn, Inc.*^	27,200	363,936

	Number of Shares	Value (Note 1)
Finish Line, Inc., Class A*	12,155	$105,748
Genesco, Inc.*	14,400	444,528
Group 1 Automotive, Inc.^	19,467	386,809
Gymboree Corp.*	16,200	649,134
Haverty Furniture Cos, Inc.^	2,200	22,088
hhgregg, Inc.*^	23,500	235,000
Hibbett Sports, Inc.*	17,700	373,470
Hot Topic, Inc.*	4,900	26,509
J. Crew Group, Inc.*^	26,300	868,163
Jo-Ann Stores, Inc.*^	20,735	477,527
Jos. A. Bank Clothiers, Inc.*^	11,300	302,275
Lumber Liquidators, Inc.*	14,200	184,600
MarineMax, Inc.*^	14,100	101,097
Men’s Wearhouse, Inc.^	43,418	707,279
New York & Co., Inc.*	21,700	198,121
Pacific Sunwear of California, Inc.*^	57,400	489,622
Pep Boys - Manny, Moe & Jack	26,200	228,464
Pier 1 Imports, Inc.*^	50,900	175,096
Rent-A-Center, Inc.*^	41,400	851,598
Sally Beauty Holdings, Inc.*^	74,900	483,854
Sonic Automotive, Inc., Class A^	18,400	237,176
Stage Stores, Inc.^	32,025	373,732
Talbots, Inc.^	30,400	352,336
Tractor Supply Co.*	20,700	601,128
Tween Brands, Inc.*	15,100	248,546
Ulta Salon Cosmetics & Fragrance, Inc.*^	20,200	227,048
Wet Seal, Inc., Class A*	67,500	321,975
Zale Corp.*^	22,020	415,958
Zumiez, Inc.*^	10,400	172,432

		18,614,281

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*	29,800	198,170
Carter’s, Inc.*^	40,980	566,344
Columbia Sportswear Co.^	7,900	290,325
Crocs, Inc.*	51,700	414,117
Deckers Outdoor Corp.*^	8,900	1,238,880
Fossil, Inc.*^	31,800	924,426
G-III Apparel Group Ltd.*^	1,200	14,808
Iconix Brand Group, Inc.*^	40,550	489,844
K-Swiss, Inc., Class A	16,100	236,670
Lululemon Athletica, Inc.*^	12,200	354,532
Maidenform Brands, Inc.*	2,700	36,450
Movado Group, Inc.	10,100	199,980
Oxford Industries, Inc.	9,700	185,755
Quiksilver, Inc.*	93,900	922,098
Skechers U.S.A., Inc., Class A*^	16,300	322,088
Steven Madden Ltd.*	11,000	202,180
Timberland Co., Class A*^	39,500	645,825
True Religion Apparel, Inc.*	10,600	282,490
Under Armour, Inc., Class A*^	20,483	525,184
UniFirst Corp.	7,900	352,814
Volcom, Inc.*^	11,700	279,981
Warnaco Group, Inc.*	28,300	1,247,181
Wolverine World Wide, Inc.	31,500	840,105

		10,770,247

Total Consumer Discretionary		78,834,013

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	5,200	211,536
Coca-Cola Bottling Co., Consolidated	5,200	192,296
National Beverage Corp.	27,900	202,833

		606,665

Food & Staples Retailing (1.0%)
Andersons, Inc.^	12,000	488,520

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Arden Group, Inc., Class A^	1,200	$152,088
Casey’s General Stores, Inc.	37,000	857,290
Great Atlantic & Pacific Tea Co., Inc.*^	21,920	500,214
Ingles Markets, Inc., Class A	8,100	188,973
Longs Drug Stores Corp.^	18,996	799,922
Nash Finch Co.^	10,750	368,402
Pantry, Inc.*^	18,300	195,078
PriceSmart, Inc.	9,000	178,020
Ruddick Corp.^	26,100	895,491
Spartan Stores, Inc.	12,400	285,200
United Natural Foods, Inc.*^	30,200	588,296
Weis Markets, Inc.^	9,900	321,453
Winn-Dixie Stores, Inc.*^	33,600	538,272

		6,357,219

Food Products (1.4%)
AgFeed Industries, Inc.*	14,600	218,562
B&G Foods, Inc.	21,900	204,546
Cal-Maine Foods, Inc.	8,100	267,219
Chiquita Brands International, Inc.*^	32,800	497,576
Darling International, Inc.*	45,100	745,052
Diamond Foods, Inc.	10,000	230,400
Farmer Brothers Co.	9,200	194,580
Flowers Foods, Inc.	47,780	1,354,085
Fresh Del Monte Produce, Inc.*^	26,000	612,820
Green Mountain Coffee Roasters, Inc.*^	13,800	518,466
Hain Celestial Group, Inc.*^	31,800	746,664
Imperial Sugar Co.	5,000	77,650
J & J Snack Foods Corp.	8,800	241,208
Lancaster Colony Corp.	11,600	351,248
Lance, Inc.	17,300	324,721
Pilgrim’s Pride Corp.^	34,200	444,258
Ralcorp Holdings, Inc.*^	14,880	735,667
Sanderson Farms, Inc.^	13,500	466,020
Smart Balance, Inc.*	38,900	280,469
Synutra International, Inc.*^	6,500	210,080
Tootsie Roll Industries, Inc.^	14,743	370,492
TreeHouse Foods, Inc.*	23,483	569,698

		9,661,481

Household Products (0.1%)
Central Garden & Pet Co., Class A*	52,760	216,316
Spectrum Brands, Inc.*^	29,900	76,245
WD-40 Co.	11,100	324,675

		617,236

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*^	40,100	395,787
Chattem, Inc.*^	11,800	767,590
Elizabeth Arden, Inc.*	15,200	230,736
Mannatech, Inc.^	20,700	112,608
Nu Skin Enterprises, Inc., Class A	30,837	460,088
Prestige Brands Holdings, Inc.*	21,000	223,860
USANA Health Sciences, Inc.*	7,800	209,586

		2,400,255

Tobacco (0.2%)
Alliance One International, Inc.*^	55,100	281,561
Universal Corp.^	17,800	804,916
Vector Group Ltd.^	15,336	247,370

		1,333,847

Total Consumer Staples		20,976,703

Energy (9.2%)
Energy Equipment & Services (3.0%)
Allis Chalmers Energy, Inc.*^	21,000	373,800
Basic Energy Services, Inc.*^	25,600	806,400

	Number of Shares	Value (Note 1)
Bristow Group, Inc.*^	14,600	$722,554
Bronco Drilling Co., Inc.*	16,300	299,594
Cal Dive International, Inc.*	27,400	391,546
CARBO Ceramics, Inc.^	12,700	741,045
Complete Production Services, Inc.*	34,200	1,245,564
Dawson Geophysical Co.*	4,800	285,408
Dril-Quip, Inc.*	19,200	1,209,600
ENGlobal Corp.*	16,800	239,232
Grey Wolf, Inc.*^	129,000	1,164,870
Gulf Island Fabrication, Inc.	7,600	371,868
GulfMark Offshore, Inc.*	12,800	744,704
Hornbeck Offshore Services, Inc.*	14,900	841,999
ION Geophysical Corp.*^	60,000	1,047,000
Lufkin Industries, Inc.	11,300	941,064
Matrix Service Co.*	16,100	371,266
NATCO Group, Inc.*	13,900	757,967
Natural Gas Services Group, Inc.*	7,500	228,600
Newpark Resources, Inc.*	55,800	438,588
OYO Geospace Corp.*	3,400	200,396
Parker Drilling Co.*^	81,600	816,816
PHI, Inc.	8,500	341,445
Pioneer Drilling Co.*	29,500	554,895
RPC, Inc.^	20,025	336,420
Sulphco, Inc.*^	7,100	16,117
Superior Wells Services, Inc.*	10,300	326,613
T-3 Energy Services, Inc.*	7,700	611,919
Trico Marine Services, Inc.*	7,900	287,718
Union Drilling, Inc.*	9,600	208,128
W-H Energy Services, Inc.*	20,800	1,991,392
Willbros Group, Inc.*	24,100	1,055,821

		19,970,349

Oil, Gas & Consumable Fuels (6.2%)
Abraxas Petroleum Corp.*	41,400	223,974
Alon USA Energy, Inc.	16,100	192,556
APCO Argentina, Inc.^	7,400	214,230
Approach Resources, Inc.*	8,900	238,431
Arena Resources, Inc.*	21,500	1,135,630
Arlington Tankers Ltd.	8,700	202,014
Atlas America, Inc.	19,434	875,502
ATP Oil & Gas Corp.*	17,000	670,990
Berry Petroleum Co., Class A^	26,500	1,560,320
Bill Barrett Corp.*	22,700	1,348,607
Bois d’Arc Energy, Inc.*^	14,700	357,357
BPZ Resources, Inc.*	37,200	1,093,680
Brigham Exploration Co.*	28,700	454,321
Callon Petroleum Co.*	11,150	305,064
Carrizo Oil & Gas, Inc.*	18,600	1,266,474
Clayton Williams Energy, Inc.*	3,400	373,830
Clean Energy Fuels Corp.*	26,100	299,889
Comstock Resources, Inc.*^	28,301	2,389,453
Concho Resources, Inc.*	30,900	1,152,570
Contango Oil & Gas Co.*^	7,900	734,068
Crosstex Energy, Inc.	25,750	892,495
CVR Energy, Inc.*^	16,000	308,000
Delek U.S. Holdings, Inc.^	12,100	111,441
Delta Petroleum Corp.*	38,600	985,072
Double Hull Tankers, Inc.	24,400	244,732
Endeavour International Corp.*	94,000	203,980
Energy Partners Ltd.*	19,800	295,416
Energy XXI Bermuda Ltd.*	43,300	299,636
Evergreen Energy, Inc.*^	136,800	238,032
EXCO Resources, Inc.*	46,200	1,705,242
FX Energy, Inc.*	6,700	35,309
Gasco Energy, Inc.*	58,200	241,530
General Maritime Corp.	22,800	592,344
GeoGlobal Resources, Inc.*	67,600	143,988
GMX Resources, Inc.*	9,100	674,310

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Golar LNG Ltd.^	27,900	$432,171
Goodrich Petroleum Corp.*	12,500	1,036,500
Gran Tierra Energy, Inc.*	59,300	472,621
Gulfport Energy Corp.*	16,300	268,461
Harvest Natural Resources, Inc.*	21,900	242,214
International Coal Group, Inc.*^	79,000	1,030,950
James River Coal Co.*	15,700	921,433
Knightsbridge Tankers Ltd.	10,600	341,426
McMoRan Exploration Co.*^	31,300	861,376
Meridian Resource Corp.*^	48,100	141,895
Nordic American Tanker Shipping Ltd.	21,500	834,630
Northern Oil And Gas, Inc.*	14,500	192,560
Oilsands Quest, Inc.*^	90,300	586,950
Pacific Ethanol, Inc.*^	52,200	94,482
Panhandle Oil and Gas, Inc.	5,800	196,388
Parallel Petroleum Corp.*^	25,100	505,263
Penn Virginia Corp.^	26,700	2,013,714
Petroleum Development Corp.*	8,700	578,463
PetroQuest Energy, Inc.*	24,000	645,600
RAM Energy Resources, Inc.	33,900	213,570
Rentech, Inc.*	138,300	262,770
Rex Energy Corp.*	7,100	187,440
Rosetta Resources, Inc.*^	31,900	909,150
Ship Finance International Ltd.^	25,100	741,203
Stone Energy Corp.*^	17,256	1,137,343
Swift Energy Co.*^	19,000	1,255,140
Teekay Tankers Ltd., Class A	6,500	150,865
TXCO Resources, Inc.*	21,800	256,368
Uranium Resources, Inc.*^	10,800	39,852
USEC, Inc.*^	69,000	419,520
VAALCO Energy, Inc.*	36,700	310,849
Venoco, Inc.*	12,600	292,446
VeraSun Energy Corp.*^	63,669	262,953
Warren Resources, Inc.*^	32,600	478,568
Western Refining, Inc.	18,500	219,040
World Fuel Services Corp.^	20,800	456,352

		41,051,013

Total Energy		61,021,362

Financials (18.2%)
Capital Markets (1.7%)
Apollo Investment Corp.^	83,710	1,199,564
Ares Capital Corp.^	78,866	794,969
BGC Partners, Inc., Class A*^	36,800	277,840
BlackRock Kelso Capital Corp.	20,900	197,714
Calamos Asset Management, Inc., Class A	17,900	304,837
Capital Southwest Corp.	1,900	198,037
Cohen & Steers, Inc.^	12,250	318,133
Epoch Holding Corp.^	5,200	47,372
Evercore Partners, Inc., Class A^	4,000	38,000
FCStone Group, Inc.*	14,050	392,417
GAMCO Investors, Inc., Class A	4,700	233,214
GFI Group, Inc.	51,200	461,312
Gladstone Capital Corp.	13,100	199,644
Greenhill & Co., Inc.^	10,280	553,681
Hercules Technology Growth Capital, Inc.	23,400	208,962
KBW, Inc.*^	18,400	378,672
Knight Capital Group, Inc., Class A*	57,600	1,035,648
LaBranche & Co., Inc.*	25,200	178,416
MCG Capital Corp.^	42,200	167,956
MVC Capital, Inc.	15,100	206,719
NGP Capital Resources Co.^	13,771	212,211
optionsXpress Holdings, Inc.	35,000	781,900
Penson Worldwide, Inc.*^	20,500	244,975

	Number of Shares	Value (Note 1)
Piper Jaffray Cos.*^	15,100	$442,883
Prospect Capital Corp.	16,300	214,834
Pzena Investment Management, Inc.	15,300	195,228
Riskmetrics Group, Inc.*	13,300	261,212
Sanders Morris Harris Group, Inc.^	8,000	54,240
Stifel Financial Corp.*^	18,900	649,971
SWS Group, Inc.	15,100	250,811
TICC Capital Corp.	446	2,435
TradeStation Group, Inc.*	20,000	203,000

		10,906,807

Commercial Banks (5.0%)
1st Source Corp.	11,700	188,370
AMCORE Financial, Inc.	18,746	106,102
Ameris Bancorp^	8,240	71,688
BancFirst Corp.	4,600	196,880
Banco Latinoamericano de Exportaciones S.A., Class E	16,900	273,611
Banner Corp.^	14,400	127,584
Boston Private Financial Holdings, Inc.^	8,800	49,896
Capital City Bank Group, Inc.	8,900	193,664
Cathay General Bancorp^	41,800	454,366
Central Pacific Financial Corp.^	19,400	206,804
Chemical Financial Corp.^	14,700	299,880
Citizens Republic Bancorp, Inc.^	42,229	119,086
City Bank/Washington^	14,496	124,666
City Holding Co.	10,500	428,085
Colonial BancGroup, Inc.	125,300	553,826
Columbia Banking System, Inc.	11,200	216,496
Community Bank System, Inc.^	18,300	377,346
Community Trust Bancorp, Inc.	9,300	244,218
CVB Financial Corp.^	50,639	478,032
East West Bancorp, Inc.	39,400	278,164
Enterprise Financial Services Corp.^	6,200	116,870
First Bancorp/North Carolina^	13,100	165,584
First Bancorp/Puerto Rico^	51,500	326,510
First Busey Corp.^	14,250	188,385
First Commonwealth Financial Corp.^	45,952	428,732
First Community Bancshares, Inc./Virginia^	7,264	204,845
First Financial Bancorp	23,300	214,360
First Financial Bankshares, Inc.^	16,844	771,624
First Financial Corp./Indiana	7,000	214,270
First Merchants Corp.	11,300	205,095
First Midwest Bancorp, Inc./Illinois^	27,700	516,605
First South Bancorp, Inc./North Carolina^	3,108	40,031
FirstMerit Corp.	44,833	731,226
FNB Corp./Pennsylvania^	48,300	568,974
Frontier Financial Corp.^	28,475	242,607
Glacier Bancorp, Inc.^	34,840	557,092
Guaranty Bancorp*^	44,200	159,120
Hancock Holding Co.^	16,000	628,640
Hanmi Financial Corp.^	29,100	151,611
Harleysville National Corp.	19,500	217,620
Heartland Financial USA, Inc.	10,400	189,176
Heritage Commerce Corp.^	8,100	80,190
Home Bancshares, Inc./Arizona	9,000	202,320
IBERIABANK Corp.	8,000	355,760
Independent Bank Corp./Massachusetts^	10,200	243,168
International Bancshares Corp.	29,191	623,812
Investors Bancorp, Inc.*^	40,860	533,632
Lakeland Bancorp, Inc.^	19,492	237,412

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.^	8,400	$160,272
MB Financial, Inc.^	29,245	657,135
Midwest Banc Holdings, Inc.^	11,650	56,735
Nara Bancorp, Inc.	18,100	194,213
National Penn Bancshares, Inc.^	55,973	743,321
NBT Bancorp, Inc.^	27,148	559,520
Northfield Bancorp, Inc.*	18,900	203,175
Old National Bancorp/Indiana^	53,140	757,776
Oriental Financial Group, Inc.^	15,091	215,198
Pacific Capital Bancorp N.A.^	34,344	473,260
PacWest Bancorp^	20,700	308,016
Park National Corp.^	7,674	413,629
Pinnacle Financial Partners, Inc.*^	11,200	225,008
PrivateBancorp, Inc.^	11,300	343,294
Prosperity Bancshares, Inc.^	28,800	769,824
Provident Bankshares Corp.^	9,000	57,420
Renasant Corp.^	19,125	281,711
Republic Bancorp, Inc./Kentucky, Class A^	16,268	400,193
S&T Bancorp, Inc.^	20,460	594,568
Sandy Spring Bancorp, Inc.	10,800	179,064
Santander BanCorp	19,300	204,773
Seacoast Banking Corp. of Florida^	16,480	127,885
Signature Bank/New York*	23,800	613,088
Simmons First National Corp., Class A	8,700	243,339
South Financial Group, Inc.^	59,400	232,848
Southside Bancshares, Inc.^	7,527	138,798
Southwest Bancorp, Inc./Oklahoma	5,400	62,100
StellarOne Corp.	14,000	204,400
Sterling Bancorp/New York^	9,362	111,876
Sterling Bancshares, Inc./Texas	63,212	574,597
Sterling Financial Corp./Washington^	41,385	171,334
Suffolk Bancorp^	3,800	111,644
Sun Bancorp, Inc./New Jersey*^	15,395	156,259
Susquehanna Bancshares, Inc.^	50,535	691,824
SVB Financial Group*	21,300	1,024,743
Texas Capital Bancshares, Inc.*	14,800	236,800
Tompkins Financial Corp.^	5,000	186,000
TowneBank/Virginia	12,900	194,274
Trustmark Corp.^	37,600	663,640
UCBH Holdings, Inc.^	77,300	173,925
UMB Financial Corp.	22,648	1,161,163
Umpqua Holdings Corp.^	52,128	632,313
Union Bankshares Corp./Virginia^	4,500	67,005
United Bankshares, Inc.^	30,100	690,795
United Community Banks, Inc./Georgia^	30,800	262,724
United Security Bancshares/California^	5,700	82,878
Univest Corp. of Pennsylvania^	9,600	190,656
Washington Trust Bancorp, Inc.	4,500	88,650
WesBanco, Inc.^	15,000	257,250
Westamerica Bancorp^	17,700	930,843
Western Alliance Bancorp*^	12,000	93,120
Wilshire Bancorp, Inc.^	30,500	261,385
Wintrust Financial Corp.^	18,840	449,334

		32,989,630

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	39,600	201,168
Advanta Corp., Class B^	24,900	156,621
Cardtronics, Inc.*	22,600	200,462
Cash America International, Inc.	21,200	657,200
CompuCredit Corp.*^	18,600	111,600
Credit Acceptance Corp.*	7,700	196,812
Dollar Financial Corp.*	15,000	226,650

	Number of Shares	Value (Note 1)
EZCORP, Inc., Class A*	23,900	$304,725
First Cash Financial Services, Inc.*	16,300	244,337
Nelnet, Inc., Class A	17,700	198,771
World Acceptance Corp.*^	10,100	340,067

		2,838,413

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.^	23,800	290,836
Encore Capital Group, Inc.*	3,400	30,022
Financial Federal Corp.^	14,700	322,812
Interactive Brokers Group, Inc., Class A*	25,200	809,676
MarketAxess Holdings, Inc.*^	27,900	210,924
NewStar Financial, Inc.*^	24,700	145,977
PHH Corp.*^	44,000	675,400
PICO Holdings, Inc.*	10,000	434,500
Portfolio Recovery Associates, Inc.^	8,400	315,000
Primus Guaranty Ltd.*^	36,000	104,760
Resource America, Inc., Class A^	4,800	44,736

		3,384,643

Insurance (3.5%)
Ambac Financial Group, Inc.	178,100	238,654
American Equity Investment Life Holding Co.*	33,900	276,285
American Physicians Capital, Inc.	5,200	251,888
Amtrust Financial Services, Inc.	20,500	258,300
Argo Group International Holdings Ltd.*	21,093	707,881
Aspen Insurance Holdings Ltd.	54,800	1,297,116
Assured Guaranty Ltd.	34,600	622,454
Castlepoint Holdings Ltd.	22,600	205,434
CNA Surety Corp.*	14,800	187,072
Crawford & Co., Class B*^	35,100	280,449
Darwin Professional Underwriters, Inc.*	7,100	218,680
Delphi Financial Group, Inc., Class A	25,669	593,981
eHealth, Inc.*	15,500	273,730
Employers Holdings, Inc.	28,290	585,603
Enstar Group Ltd.*^	5,300	463,750
FBL Financial Group, Inc., Class A	10,100	200,788
Flagstone Reinsurance Holdings Ltd.	26,600	313,614
FPIC Insurance Group, Inc.*	5,500	249,260
Greenlight Capital Reinsurance Ltd., Class A*	15,000	342,900
Harleysville Group, Inc.	8,100	274,023
Hilb, Rogal & Hobbs Co.	22,617	982,935
Hilltop Holdings, Inc.*	28,000	288,680
Horace Mann Educators Corp.	34,900	489,298
Independence Holding Co.^	7,800	76,206
Infinity Property & Casualty Corp.	14,700	610,344
IPC Holdings Ltd.	36,800	977,040
Kansas City Life Insurance Co.	4,700	196,225
LandAmerica Financial Group, Inc.	13,600	301,784
Maiden Holdings Ltd.	30,500	195,200
Max Capital Group Ltd.	35,800	763,614
Montpelier Reinsurance Holdings Ltd.^	64,800	955,800
National Financial Partners Corp.^	30,300	600,546
National Interstate Corp.	9,400	172,772
National Western Life Insurance Co., Class A^	1,700	371,450
Navigators Group, Inc.*	9,350	505,367
Odyssey Reinsurance Holdings Corp.	15,100	536,050
Phoenix Cos., Inc.^	66,000	502,260

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Platinum Underwriters Holdings Ltd.	30,400	$991,344
Presidential Life Corp.	13,500	208,170
ProAssurance Corp.*	19,864	955,657
RLI Corp.	11,450	566,431
Safety Insurance Group, Inc.	9,400	335,110
Selective Insurance Group, Inc.^	41,800	784,168
State Auto Financial Corp.	8,800	210,584
Stewart Information Services Corp.^	10,200	197,268
Tower Group, Inc.	11,400	241,566
United America Indemnity Ltd., Class A*	14,500	193,865
United Fire & Casualty Co.^	19,400	522,442
Validus Holdings Ltd.^	40,000	850,000
Zenith National Insurance Corp.^	28,325	995,907

		23,419,945

Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)^	26,800	620,420
Alexander’s, Inc. (REIT)*^	1,400	434,840
American Campus Communities, Inc. (REIT)^	24,732	688,539
Anthracite Capital, Inc. (REIT)	34,000	239,360
Anworth Mortgage Asset Corp. (REIT)	42,600	277,326
Ashford Hospitality Trust, Inc. (REIT)^	90,280	417,094
BioMed Realty Trust, Inc. (REIT)^	44,550	1,092,811
Capital Trust, Inc./New York, Class A (REIT)	10,300	197,863
CapLease, Inc. (REIT)^	34,800	260,652
Capstead Mortgage Corp. (REIT)	33,300	361,305
Cedar Shopping Centers, Inc. (REIT)	23,800	278,936
Chimera Investment Corp. (REIT)^	20,920	188,489
Colonial Properties Trust (REIT)	29,400	588,588
Corporate Office Properties Trust SBI/Maryland (REIT)^	24,100	827,353
Cousins Properties, Inc. (REIT)^	27,500	635,250
DCT Industrial Trust, Inc. (REIT)^	102,610	849,611
DiamondRock Hospitality Co. (REIT)	71,817	782,087
DuPont Fabros Technology, Inc. (REIT)	21,970	409,521
EastGroup Properties, Inc. (REIT)	19,000	815,100
Education Realty Trust, Inc. (REIT)	17,700	206,205
Entertainment Properties Trust (REIT)^	19,000	939,360
Equity Lifestyle Properties, Inc. (REIT)	16,100	708,400
Equity One, Inc. (REIT)^	25,270	519,298
Extra Space Storage, Inc. (REIT)^	49,300	757,248
FelCor Lodging Trust, Inc. (REIT)^	48,063	504,661
First Industrial Realty Trust, Inc. (REIT)^	33,800	928,486
First Potomac Realty Trust (REIT)	15,200	231,648
Franklin Street Properties Corp. (REIT)^	41,800	528,352
Friedman Billings Ramsey Group, Inc., Class A (REIT)	29,000	43,500
Glimcher Realty Trust (REIT)^	23,000	257,140
Gramercy Capital Corp./New York (REIT)^	27,862	322,921
Hatteras Financial Corp. (REIT)	8,200	188,518

	Number of Shares	Value (Note 1)
Healthcare Realty Trust, Inc. (REIT)^	37,717	$896,533
Hersha Hospitality Trust (REIT)	25,000	188,750
Highwoods Properties, Inc. (REIT)	40,400	1,269,368
Home Properties, Inc. (REIT)^	18,500	889,110
Inland Real Estate Corp. (REIT)^	42,500	612,850
Investors Real Estate Trust (REIT)	35,600	339,624
LaSalle Hotel Properties (REIT)^	31,500	791,595
Lexington Realty Trust (REIT)^	29,999	408,886
LTC Properties, Inc. (REIT)	14,400	368,064
Maguire Properties, Inc. (REIT)^	27,833	338,728
Medical Properties Trust, Inc. (REIT)	41,200	416,944
MFA Mortgage Investments, Inc. (REIT)	84,500	550,940
Mid-America Apartment Communities, Inc. (REIT)^	19,200	979,968
National Health Investors, Inc. (REIT)^	14,700	419,097
National Retail Properties, Inc. (REIT)^	45,600	953,040
Newcastle Investment Corp. (REIT)	32,800	229,928
NorthStar Realty Finance Corp. (REIT)	35,300	293,696
Omega Healthcare Investors, Inc. (REIT)	47,000	782,550
Parkway Properties, Inc./Maryland (REIT)^	9,400	317,062
Pennsylvania Real Estate Investment Trust (REIT)^	26,294	608,443
Post Properties, Inc. (REIT)	24,900	740,775
Potlatch Corp. (REIT)^	22,583	1,018,945
PS Business Parks, Inc. (REIT)	10,000	516,000
RAIT Financial Trust (REIT)	30,100	223,342
Ramco-Gershenson Properties Trust (REIT)	14,300	293,722
Realty Income Corp. (REIT)^	60,017	1,365,987
Redwood Trust, Inc. (REIT)^	20,400	464,916
Resource Capital Corp. (REIT)^	9,300	67,053
Saul Centers, Inc. (REIT)	6,800	319,532
Senior Housing Properties Trust (REIT)	58,900	1,150,317
Sovran Self Storage, Inc. (REIT)	16,600	689,896
Strategic Hotels & Resorts, Inc. (REIT)^	53,850	504,575
Sunstone Hotel Investors, Inc. (REIT)	36,417	604,522
Tanger Factory Outlet Centers, Inc. (REIT)^	20,500	736,565
U-Store-It Trust (REIT)^	27,800	332,210
Universal Health Realty Income Trust (REIT)	7,400	222,000
Washington Real Estate Investment Trust (REIT)^	30,700	922,535

		37,928,950

Real Estate Management & Development (0.2%)
Consolidated-Tomoka Land Co.^	3,000	126,180
Forestar Real Estate Group, Inc.*	22,100	421,005
Grubb & Ellis Co.^	7,200	27,720
Maui Land & Pineapple Co., Inc.*^	3,700	108,965
Meruelo Maddux Properties, Inc.*	42,900	93,522
Tejon Ranch Co.*	6,900	248,814

		1,026,206

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	21,400	195,168
Bank Mutual Corp.^	27,800	279,112

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
BankFinancial Corp.	14,500	$188,645
Beneficial Mutual Bancorp, Inc.*	20,300	224,721
Brookline Bancorp, Inc.^	39,200	374,360
Corus Bankshares, Inc.^	23,400	97,344
Dime Community Bancshares, Inc.	14,600	241,046
Doral Financial Corp.*	13,000	176,020
Downey Financial Corp.^	17,733	49,120
First Financial Holdings, Inc.^	4,500	77,310
First Niagara Financial Group, Inc.^	81,776	1,051,639
FirstFed Financial Corp.*^	1,300	10,452
Flagstar Bancorp, Inc.^	45,900	138,159
Flushing Financial Corp.^	14,400	272,880
Kearny Financial Corp.^	30,600	336,600
NASB Financial, Inc.^	6,700	119,126
NewAlliance Bancshares, Inc.^	83,100	1,037,088
Northwest Bancorp, Inc.	10,600	231,292
Oritani Financial Corp.*^	24,100	385,600
Provident Financial Services, Inc.^	49,856	698,483
Provident New York Bancorp^	22,400	247,744
Rockville Financial, Inc.^	11,500	144,440
Roma Financial Corp.	15,000	196,500
Trustco Bank Corp./New York^	56,583	419,846
United Community Financial Corp./Ohio^	11,700	43,875
ViewPoint Financial Group	14,000	206,080
Wauwatosa Holdings, Inc.*^	15,800	167,796
WSFS Financial Corp.	4,500	200,700

		7,811,146

Total Financials		120,305,740

Health Care (13.0%)
Biotechnology (3.6%)
ACADIA Pharmaceuticals, Inc.*^	24,800	91,512
Acorda Therapeutics, Inc.*	20,300	666,449
Alexion Pharmaceuticals, Inc.*^	23,880	1,731,300
Alkermes, Inc.*^	69,300	856,548
Allos Therapeutics, Inc.*	32,900	227,339
Alnylam Pharmaceuticals, Inc.*^	25,800	689,634
Applera Corp.- Celera Group*	63,100	716,816
Arena Pharmaceuticals, Inc.*	45,900	238,221
ARIAD Pharmaceuticals, Inc.*^	45,900	110,160
Array BioPharma, Inc.*^	33,900	159,330
Cell Genesys, Inc.*^	16,700	43,420
Cepheid, Inc.*^	31,900	897,028
Cougar Biotechnology, Inc.*	9,300	221,619
Cubist Pharmaceuticals, Inc.*	45,849	818,863
CV Therapeutics, Inc.*	37,700	310,271
Dendreon Corp.*^	57,900	257,655
Enzon Pharmaceuticals, Inc.*^	22,000	156,640
Genomic Health, Inc.*	10,700	204,905
GTx, Inc.*	13,900	199,465
Halozyme Therapeutics, Inc.*^	51,500	277,070
Human Genome Sciences, Inc.*^	94,200	490,782
Idenix Pharmaceuticals, Inc.*	31,100	226,097
Idera Pharmaceuticals, Inc.*	13,900	203,079
Incyte Corp.*^	48,400	368,324
InterMune, Inc.*	19,600	257,152
Isis Pharmaceuticals, Inc.*^	52,400	714,212
MannKind Corp.*^	36,200	108,600
Martek Biosciences Corp.*	20,400	687,684
Maxygen, Inc.*^	27,200	92,208
Medarex, Inc.*^	89,800	593,578
Momenta Pharmaceuticals, Inc.*	27,800	341,940
Myriad Genetics, Inc.*^	27,750	1,263,180
Nabi Biopharmaceuticals*^	66,457	261,841
Omrix Biopharmaceuticals, Inc.*^	11,000	173,140
Onyx Pharmaceuticals, Inc.*	38,300	1,363,480

	Number of Shares	Value (Note 1)
OSI Pharmaceuticals, Inc.*^	35,500	$1,466,860
Osiris Therapeutics, Inc.*	16,300	209,455
PDL BioPharma, Inc.*	74,100	786,942
Pharmasset, Inc.*	10,400	196,352
Progenics Pharmaceuticals, Inc.*^	16,500	261,855
Regeneron Pharmaceuticals, Inc.*^	50,600	730,664
Rigel Pharmaceuticals, Inc.*^	18,400	416,944
Sangamo BioSciences, Inc.*	22,700	225,865
Savient Pharmaceuticals, Inc.*^	33,700	852,610
Seattle Genetics, Inc.*^	33,700	285,102
Tercica, Inc.*	23,300	205,739
Theravance, Inc.*	32,100	381,027
Third Wave Technologies, Inc.*	27,400	305,784
United Therapeutics Corp.*	14,880	1,454,520
XOMA Ltd.*	16,200	27,378
ZymoGenetics, Inc.*^	22,900	192,818

		24,019,457

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*^	13,500	325,755
Abiomed, Inc.*	18,900	335,475
Accuray, Inc.*^	24,900	181,521
Align Technology, Inc.*^	47,400	497,226
American Medical Systems Holdings, Inc.*^	57,700	862,615
Analogic Corp.	11,100	700,077
AngioDynamics, Inc.*	9,400	128,028
ArthroCare Corp.*^	16,500	673,365
Conceptus, Inc.*	18,800	347,612
CONMED Corp.*	23,800	631,890
CryoLife, Inc.*	6,000	68,640
Cyberonics, Inc.*	14,700	318,990
Cynosure, Inc., Class A*^	1,200	23,784
Datascope Corp.	8,200	385,400
ev3, Inc.*^	43,600	413,328
Greatbatch, Inc.*	14,200	245,660
Haemonetics Corp.*	15,100	837,446
Hansen Medical, Inc.*^	13,300	222,376
I-Flow Corp.*	12,900	130,935
ICU Medical, Inc.*	8,700	199,056
Immucor, Inc.*^	41,968	1,086,132
Insulet Corp.*	12,000	188,760
Integra LifeSciences Holdings Corp.*^	14,400	640,512
Invacare Corp.^	23,000	470,120
Kensey Nash Corp.*	6,000	192,300
Masimo Corp.*^	28,600	982,410
Mentor Corp.^	21,000	584,220
Meridian Bioscience, Inc.	31,750	854,710
Merit Medical Systems, Inc.*	17,100	251,370
Micrus Endovascular Corp.*^	4,900	68,698
Natus Medical, Inc.*	17,100	358,074
Neogen Corp.*	8,900	203,721
NuVasive, Inc.*^	24,011	1,072,331
Orthofix International N.V.*^	8,600	248,970
Quidel Corp.*	17,500	289,100
RTI Biologics, Inc.*	33,400	292,250
Sirona Dental Systems, Inc.*^	10,800	279,936
Somanetics Corp.*	10,300	218,360
SonoSite, Inc.*	10,400	291,304
Spectranetics Corp.*^	22,500	221,850
Stereotaxis, Inc.*^	18,000	96,480
STERIS Corp.	41,100	1,182,036
SurModics, Inc.*^	11,700	524,628
Symmetry Medical, Inc.*^	21,500	348,730
Thoratec Corp.*^	41,555	722,641
TomoTherapy, Inc.*	16,400	146,452
Vital Signs, Inc.^	6,300	357,714
Volcano Corp.*^	30,500	372,100

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	18,814	$814,270
Wright Medical Group, Inc.*	28,317	804,486
Zoll Medical Corp.*	11,700	393,939

		22,087,783

Health Care Providers & Services (3.1%)
Air Methods Corp.*^	9,500	237,500
Alliance Imaging, Inc.*	22,300	193,341
Amedisys, Inc.*^	19,751	995,845
AMERIGROUP Corp.*^	31,317	651,394
AMN Healthcare Services, Inc.*	20,706	350,346
Amsurg Corp.*	24,450	595,357
Apria Healthcare Group, Inc.*	32,600	632,114
Assisted Living Concepts, Inc., Class A*	48,200	265,100
athenahealth, Inc.*	12,800	393,728
Bio-Reference Labs, Inc.*	8,600	191,866
BMP Sunstone Corp.*^	6,100	34,770
Centene Corp.*	34,900	585,971
Chemed Corp.	17,300	633,353
Corvel Corp.*	7,200	243,864
Cross Country Healthcare, Inc.*	24,600	354,486
Emergency Medical Services Corp., Class A*	1,800	40,734
Emeritus Corp.*	12,200	178,364
Genoptix, Inc.*	7,500	236,625
Gentiva Health Services, Inc.*	16,000	304,800
Hanger Orthopedic Group, Inc.*	14,300	235,807
HealthExtras, Inc.*	24,800	747,472
HealthSouth Corp.*^	45,400	755,002
Healthspring, Inc.*	39,700	670,136
Healthways, Inc.*^	21,350	631,960
HMS Holdings Corp.*^	12,800	274,816
inVentiv Health, Inc.*^	23,000	639,170
Kindred Healthcare, Inc.*	20,500	589,580
Landauer, Inc.	5,800	326,192
LHC Group, Inc.*	9,400	218,550
Magellan Health Services, Inc.*	29,200	1,081,276
MedCath Corp.*	10,550	189,689
Molina Healthcare, Inc.*	9,000	219,060
MWI Veterinary Supply, Inc.*	6,400	211,904
National Healthcare Corp.	5,300	242,899
Nighthawk Radiology Holdings, Inc.*	16,200	114,696
Odyssey HealthCare, Inc.*	20,300	197,722
Owens & Minor, Inc.	28,700	1,311,303
PharMerica Corp.*^	19,503	440,573
Providence Service Corp.*^	6,600	139,326
PSS World Medical, Inc.*^	38,500	627,550
Psychiatric Solutions, Inc.*^	34,400	1,301,696
Res-Care, Inc.*	15,400	273,812
Skilled Healthcare Group, Inc.*	15,600	209,352
Sun Healthcare Group, Inc.*	27,100	362,869
Sunrise Senior Living, Inc.*^	27,880	626,742
Triple-S Management Corp., Class B*	14,400	235,440
Universal American Corp.*	38,900	397,558
Virtual Radiologic Corp.*	2,200	29,150

		20,420,860

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*^	41,200	511,292
Eclipsys Corp.*^	33,200	609,552
MedAssets, Inc.*	12,500	213,125
Omnicell, Inc.*	26,300	346,634
Phase Forward, Inc.*	31,600	567,852
TriZetto Group, Inc.*	33,000	705,540

		2,953,995

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.2%)
Affymetrix, Inc.*^	54,700	$562,863
Albany Molecular Research, Inc.*	14,500	192,415
AMAG Pharmaceuticals, Inc.*^	9,917	338,170
Bio-Rad Laboratories, Inc., Class A*	13,600	1,100,104
Bruker Corp.*^	40,400	519,140
Dionex Corp.*	11,400	756,618
Enzo Biochem, Inc.*	20,000	224,400
eResearchTechnology, Inc.*^	26,625	464,340
Exelixis, Inc.*^	69,200	346,000
Kendle International, Inc.*	7,200	261,576
Life Sciences Research, Inc.*	7,000	197,680
Luminex Corp.*	21,800	447,990
Nektar Therapeutics*	57,000	190,950
PAREXEL International Corp.*^	32,200	847,182
PharmaNet Development Group, Inc.*	12,000	189,240
Sequenom, Inc.*	28,200	450,072
Varian, Inc.*^	22,100	1,128,426

		8,217,166

Pharmaceuticals (1.3%)
Acura Pharmaceuticals, Inc.*	23,500	186,825
Akorn, Inc.*	54,300	179,733
Alpharma, Inc., Class A*^	34,700	781,791
Auxilium Pharmaceuticals, Inc.*^	22,600	759,812
Bentley Pharmaceuticals, Inc.*	12,600	203,490
Caraco Pharmaceutical Laboratories Ltd.*	15,900	209,880
Cypress Bioscience, Inc.*^	25,900	186,221
Discovery Laboratories, Inc.*^	9,400	15,510
Durect Corp.*	30,400	111,568
KV Pharmaceutical Co., Class A*^	27,700	535,441
Medicines Co.*	35,900	711,538
Medicis Pharmaceutical Corp., Class A^	39,000	810,420
Par Pharmaceutical Cos., Inc.*	21,000	340,830
Pozen, Inc.*^	20,400	221,952
Salix Pharmaceuticals Ltd.*^	34,000	239,020
Sciele Pharma, Inc.*^	21,800	421,830
Sucampo Pharmaceuticals, Inc.*	19,300	207,089
Valeant Pharmaceuticals International*^	43,300	740,863
ViroPharma, Inc.*^	43,400	480,004
Vivus, Inc.*	37,600	251,168
XenoPort, Inc.*^	17,300	675,219

		8,270,204

Total Health Care		85,969,465

Industrials (16.4%)
Aerospace & Defense (1.7%)
AAR Corp.*	28,650	387,634
Aerovironment, Inc.*	7,200	195,696
American Science & Engineering, Inc.	5,600	288,568
Argon ST, Inc.*	8,100	200,880
Axsys Technologies, Inc.*	5,400	281,016
Ceradyne, Inc.*^	19,650	673,995
Cubic Corp.	9,700	216,116
Curtiss-Wright Corp.	27,800	1,243,772
DynCorp International, Inc., Class A*	19,200	290,880
Esterline Technologies Corp.*	18,000	886,680
GenCorp, Inc.*^	35,400	253,464
HEICO Corp.^	13,800	449,052
Hexcel Corp.*	54,600	1,053,780
Ladish Co., Inc.*	8,100	166,779
Moog, Inc., Class A*^	26,459	985,333

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Orbital Sciences Corp.*^	36,200	$852,872
Stanley, Inc.*	6,200	207,824
Taser International, Inc.*^	49,700	248,003
Teledyne Technologies, Inc.*	21,968	1,071,819
TransDigm Group, Inc.*	20,600	691,954
Triumph Group, Inc.^	9,100	428,610

		11,074,727

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	10,600	524,276
Dynamex, Inc.*^	10,400	278,824
Forward Air Corp	22,450	776,770
Hub Group, Inc., Class A*	22,900	781,577
Pacer International, Inc.	19,800	425,898

		2,787,345

Airlines (0.3%)
AirTran Holdings, Inc.*^	50,300	102,612
Alaska Air Group, Inc.*^	31,200	478,608
Allegiant Travel Co.*	10,800	200,772
JetBlue Airways Corp.*^	127,700	476,321
Republic Airways Holdings, Inc.*	19,000	164,540
SkyWest, Inc.^	33,500	423,775
UAL Corp.	78,100	407,682

		2,254,310

Building Products (0.7%)
AAON, Inc.	10,400	200,304
Ameron International Corp.^	7,200	863,856
Apogee Enterprises, Inc.^	24,000	387,840
China Architectural Engineering, Inc.*	23,300	227,641
Gibraltar Industries, Inc.^	16,700	266,699
Griffon Corp.*	22,600	197,976
Insteel Industries, Inc.^	15,500	283,805
NCI Building Systems, Inc.*^	14,700	539,931
Quanex Building Products Corp.	20,650	306,859
Simpson Manufacturing Co., Inc.^	31,400	745,436
Universal Forest Products, Inc.^	13,250	396,970

		4,417,317

Commercial Services & Supplies (4.2%)
ABM Industries, Inc.	31,400	698,650
ACCO Brands Corp.*^	43,200	485,136
Administaff, Inc.	12,700	354,203
Advisory Board Co.*	13,400	527,022
American Ecology Corp.^	8,300	245,099
American Reprographics Co.*	22,600	376,290
Amrep Corp.	2,300	109,457
Bowne & Co., Inc.^	18,500	235,875
Casella Waste Systems, Inc.*	21,400	260,866
CBIZ, Inc.*	27,800	221,010
CDI Corp.	8,300	211,152
Cenveo, Inc.*	40,950	400,081
China Security & Surveillance Technology, Inc.*	16,700	225,116
Clean Harbors, Inc.*^	12,300	874,038
Comfort Systems USA, Inc.	22,800	306,432
COMSYS IT Partners, Inc.*	8,600	78,432
Consolidated Graphics, Inc.*	5,900	290,693
CoStar Group, Inc.*^	15,400	684,530
CRA International, Inc.*^	8,400	303,660
Deluxe Corp.	41,600	741,312
Duff & Phelps Corp., Class A*	12,200	202,032
EnergySolutions, Inc.	18,840	421,074
EnerNOC, Inc.*^	8,400	150,780
Ennis, Inc.	19,750	309,088
Exponent, Inc.*	9,200	288,972
First Advantage Corp., Class A*	11,700	185,445
Fuel Tech, Inc.*	7,000	123,340

	Number of Shares	Value (Note 1)
G&K Services, Inc., Class A	13,600	$414,256
GEO Group, Inc.*	30,700	690,750
GeoEye, Inc.*^	12,500	221,375
Healthcare Services Group, Inc.^	32,175	489,382
Heidrick & Struggles International, Inc.^	10,300	284,692
Herman Miller, Inc.	33,583	835,881
Hill International Inc.*	14,500	238,380
HNI Corp.	27,600	487,416
Hudson Highland Group, Inc.*	20,200	211,494
Huron Consulting Group, Inc.*	12,500	566,750
ICT Group, Inc.*	14,500	118,900
IKON Office Solutions, Inc.^	47,700	538,056
Innerworkings, Inc.*	19,600	234,416
Interface, Inc., Class A	30,500	382,165
Kelly Services, Inc., Class A	16,300	315,079
Kimball International, Inc., Class B	16,400	135,792
Knoll, Inc.	39,783	483,363
Korn/Ferry International*	34,192	537,840
M&F Worldwide Corp.*^	9,600	377,376
McGrath Rentcorp^	15,300	376,227
Metalico, Inc.*	15,000	262,800
Mine Safety Appliances Co.^	22,100	883,779
Mobile Mini, Inc.*	20,400	408,000
MPS Group, Inc.*^	58,467	621,504
Navigant Consulting, Inc.*	28,200	551,592
Odyssey Marine Exploration, Inc.*^	11,600	45,936
PeopleSupport, Inc.*^	25,400	215,900
Resources Connection, Inc.	28,300	575,905
Rollins, Inc.^	25,762	381,793
Schawk, Inc.	15,800	189,442
School Specialty, Inc.*	16,900	502,437
Spherion Corp.*	32,080	148,210
Standard Register Co.^	16,600	156,538
Sykes Enterprises, Inc.*	18,300	345,138
Team, Inc.*^	8,800	302,016
Tetra Tech, Inc.*^	36,515	825,969
TrueBlue, Inc.*	24,500	323,645
United Stationers, Inc.*^	14,700	543,165
Viad Corp.	12,500	322,375
Volt Information Sciences, Inc.*^	4,500	53,595
Waste Connections, Inc.*	39,775	1,270,016
Waste Services, Inc.*^	44,599	313,977
Watson Wyatt Worldwide, Inc., Class A	27,000	1,428,030

		27,921,137

Construction & Engineering (0.7%)
Dycom Industries, Inc.*	34,033	494,159
EMCOR Group, Inc.*	42,100	1,201,113
Granite Construction, Inc.	20,600	649,518
Insituform Technologies, Inc., Class A*^	21,400	325,922
Layne Christensen Co.*^	11,100	486,069
MasTec, Inc.*	26,700	284,622
Northwest Pipe Co.*	5,700	318,060
Perini Corp.*	21,300	703,965
Pike Electric Corp.*	11,900	197,659

		4,661,087

Electrical Equipment (2.6%)
A.O. Smith Corp.	15,650	513,789
Acuity Brands, Inc.^	24,325	1,169,546
American Superconductor Corp.*^	29,800	1,068,330
AZZ, Inc.*^	6,500	259,350
Baldor Electric Co.^	28,674	1,003,017
Belden, Inc.	32,500	1,101,100
Brady Corp., Class A	28,700	991,011

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Capstone Turbine Corp.*	90,400	$378,776
Encore Wire Corp.	11,300	239,447
Ener1, Inc.*	30,100	223,342
Energy Conversion Devices, Inc.*	25,100	1,848,364
EnerSys*	17,100	585,333
Evergreen Solar, Inc.*^	75,600	732,564
Franklin Electric Co., Inc.	14,200	550,676
FuelCell Energy, Inc.*^	42,600	302,460
Fushi Copperweld, Inc.*	9,000	213,570
GrafTech International Ltd.*	64,100	1,719,803
II-VI, Inc.*	13,200	460,944
Medis Technologies Ltd.*^	7,500	25,275
Orion Energy Systems, Inc.*^	400	4,000
Plug Power, Inc.*	88,300	207,505
Polypore International, Inc.*	9,900	250,767
Powell Industries, Inc.*	4,600	231,886
Power-One, Inc.*^	11,300	21,357
Regal-Beloit Corp.	17,800	752,050
Superior Essex, Inc.*	15,800	705,154
Valence Technology, Inc.*	57,700	255,611
Vicor Corp.	20,200	201,596
Woodward Governor Co.	36,500	1,301,590

		17,318,213

Industrial Conglomerates (0.3%)
Otter Tail Corp.^	18,700	726,121
Raven Industries, Inc.^	11,500	376,970
Seaboard Corp.^	300	465,300
Standex International Corp.	9,700	201,178
Tredegar Corp.	14,900	219,030

		1,988,599

Machinery (3.6%)
Actuant Corp., Class A^	31,700	993,795
Alamo Group, Inc.	8,900	183,251
Albany International Corp.^	16,350	474,150
Altra Holdings, Inc.*	16,400	275,684
American Railcar Industries, Inc.	10,900	182,902
Ampco-Pittsburgh Corp.	7,800	346,944
Astec Industries, Inc.*	15,100	485,314
Badger Meter, Inc.	7,900	399,187
Barnes Group, Inc.^	25,720	593,875
Blount International, Inc.*	21,200	246,132
Briggs & Stratton Corp.^	27,550	349,334
Cascade Corp.^	9,400	397,808
Chart Industries, Inc.*^	17,600	856,064
CIRCOR International, Inc.^	13,100	641,769
Clarcor, Inc.	28,600	1,003,860
Colfax Corp.*	13,400	336,206
Columbus McKinnon Corp.*	10,500	252,840
Dynamic Materials Corp.^	7,200	237,240
EnPro Industries, Inc.*	13,100	489,154
ESCO Technologies, Inc.*^	15,804	741,524
Federal Signal Corp.^	27,300	327,600
Flow International Corp.*	23,500	183,300
Force Protection, Inc.*	54,500	180,395
FreightCar America, Inc.	7,400	262,700
Gehl Co.*^	9,400	139,026
Gorman-Rupp Co.	8,000	318,720
Graham Corp.	3,100	229,741
Greenbrier Cos., Inc.	10,400	211,120
Hurco Cos., Inc.*^	7,400	228,586
Kadant, Inc.*	8,700	196,620
Kaydon Corp.^	15,800	812,278
L.B. Foster Co., Class A*	5,900	195,880
Lindsay Corp.^	7,100	603,287
Met-Pro Corp.	15,000	200,250
Middleby Corp.*^	10,500	461,055
Mueller Industries, Inc.	26,100	840,420

	Number of Shares	Value (Note 1)
Mueller Water Products, Inc., Class A^	87,400	$705,318
NACCO Industries, Inc., Class A^	3,100	230,485
NN, Inc.	15,000	209,100
Nordson Corp.	20,900	1,523,401
Peerless Manufacturing Co.*	4,700	220,289
RBC Bearings, Inc.*^	11,800	393,176
Robbins & Myers, Inc.	15,700	782,959
Sun Hydraulics Corp.^	11,700	377,559
Tecumseh Products Co., Class A*^	10,600	347,468
Tennant Co.	9,600	288,672
Thermadyne Holdings Corp.*	13,800	204,102
Titan International, Inc.	19,200	683,904
Titan Machinery, Inc.*^	7,800	244,296
Trimas Corp.*	40,000	239,600
TurboChef Technologies, Inc.*	9,400	44,932
Twin Disc, Inc.^	14,400	301,392
Wabtec Corp.	28,786	1,399,575
Watts Water Technologies, Inc., Class A^	17,500	435,750
Xerium Technologies, Inc.^	27,000	106,920

		23,616,909

Marine (0.4%)
American Commercial Lines, Inc.*^	22,200	242,646
Eagle Bulk Shipping, Inc.^	33,300	984,681
Genco Shipping & Trading Ltd.^	14,100	919,320
Horizon Lines, Inc., Class A^	29,900	297,505
TBS International Ltd., Class A*	6,500	259,675
Ultrapetrol Bahamas Ltd.*	15,000	189,150

		2,892,977

Road & Rail (0.8%)
AMERCO*	8,400	400,512
Arkansas Best Corp.^	16,028	587,266
Dollar Thrifty Automotive Group, Inc.*^	17,700	167,265
Genesee & Wyoming, Inc., Class A*	17,925	609,808
Heartland Express, Inc.^	34,712	517,556
Knight Transportation, Inc.^	41,409	757,785
Old Dominion Freight Line, Inc.*^	17,850	535,857
Universal Truckload Services, Inc.*	8,900	195,978
Werner Enterprises, Inc.^	36,100	670,738
YRC Worldwide, Inc.*	35,500	527,885

		4,970,650

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	29,000	243,890
Applied Industrial Technologies, Inc.	24,900	601,833
Beacon Roofing Supply, Inc.*	27,500	291,775
DXP Enterprises, Inc.*	4,700	195,708
H&E Equipment Services, Inc.*^	21,800	262,036
Houston Wire & Cable Co.	13,500	268,650
Interline Brands, Inc.*	20,100	320,193
Kaman Corp.	19,400	441,544
Lawson Products, Inc.	8,200	203,196
RSC Holdings, Inc.*^	29,500	273,170
Rush Enterprises, Inc., Class A*^	26,550	318,866
TAL International Group, Inc.	9,000	204,660
Textainer Group Holdings Ltd.	10,800	210,924
Watsco, Inc.	16,500	689,700

		4,526,145

Total Industrials		108,429,416

Information Technology (17.3%)
Communications Equipment (2.5%)
3Com Corp.*	280,500	594,660
Acme Packet, Inc.*	29,100	225,816

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
ADTRAN, Inc.	33,500	$798,640
Anaren, Inc.*	10,908	115,297
Arris Group, Inc.*	87,300	737,685
Aruba Networks, Inc.*	18,300	95,709
Avanex Corp.*^	36,000	40,680
Avocent Corp.*	27,800	517,080
Bel Fuse, Inc., Class B	8,600	212,506
BigBand Networks, Inc.*	21,600	102,168
Black Box Corp.	10,900	296,371
Blue Coat Systems, Inc.*	22,200	313,242
Comtech Telecommunications Corp.*	16,325	799,925
DG FastChannel, Inc.*	2,400	41,400
EMS Technologies, Inc.*	9,700	211,848
Emulex Corp.*	49,400	575,510
Extreme Networks, Inc.*	72,200	205,048
Finisar Corp.*^	214,500	255,255
Foundry Networks, Inc.*^	91,800	1,085,076
Harmonic, Inc.*^	50,600	481,206
Harris Stratex Networks, Inc., Class A*^	24,375	231,319
Hughes Communications, Inc.*	6,500	319,085
Infinera Corp.*	57,600	508,032
InterDigital, Inc.*^	28,200	685,824
Ixia*	27,800	193,210
MRV Communications, Inc.*	39,800	47,362
NETGEAR, Inc.*^	24,400	338,184
Neutral Tandem, Inc.*	10,700	187,250
Nextwave Wireless, Inc.*^	35,700	144,228
Oplink Communications, Inc.*	2,800	26,880
OpNext, Inc.*^	41,900	225,422
Optium Corp.*^	9,100	66,248
Orbcomm, Inc.*^	22,000	125,400
Plantronics, Inc.	36,200	807,984
Polycom, Inc.*^	59,400	1,446,984
Powerwave Technologies, Inc.*^	104,300	443,275
Riverbed Technology, Inc.*	34,800	477,456
SeaChange International, Inc.*	1,000	7,160
ShoreTel, Inc.*^	12,300	54,366
Sonus Networks, Inc.*^	126,600	432,972
Starent Networks Corp.*^	18,500	232,730
Sycamore Networks, Inc.*^	152,400	490,728
Symmetricom, Inc.*^	39,300	150,912
Tekelec*^	43,600	641,356
Utstarcom, Inc.*^	61,100	334,217
ViaSat, Inc.*	15,700	317,297

		16,641,003

Computers & Peripherals (1.0%)
3PAR, Inc.*	26,600	208,544
Adaptec, Inc.*	85,400	273,280
Avid Technology, Inc.*^	22,967	390,209
Compellent Technologies, Inc.*	20,500	232,470
Cray, Inc.*^	12,200	56,608
Data Domain, Inc.*	20,500	478,265
Electronics for Imaging, Inc.*	39,300	573,780
Hutchinson Technology, Inc.*^	18,800	252,672
Imation Corp.^	22,700	520,284
Immersion Corp.*^	7,100	48,351
Intermec, Inc.*	33,800	712,504
Intevac, Inc.*	8,900	100,392
Isilon Systems, Inc.*^	33,300	147,852
Netezza Corp.*	24,500	281,260
Novatel Wireless, Inc.*^	24,000	267,120
Palm, Inc.^	82,800	446,292
Quantum Corp.*	96,236	129,919
Rackable Systems, Inc.*	16,900	226,460
Rimage Corp.*^	10,300	127,617
STEC, Inc.*^	19,100	196,157

	Number of Shares	Value (Note 1)
Stratasys, Inc.*	12,800	$236,288
Synaptics, Inc.*^	14,050	530,107

		6,436,431

Electronic Equipment & Instruments (2.2%)
Agilysys, Inc.^	23,350	264,789
Anixter International, Inc.*^	18,300	1,088,667
Benchmark Electronics, Inc.*	41,875	684,237
Brightpoint, Inc.*	31,000	226,300
Checkpoint Systems, Inc.*^	33,200	693,216
Cogent, Inc.*^	29,200	332,004
Cognex Corp.	30,300	698,415
Coherent, Inc.*	14,700	439,383
Comverge, Inc.*^	3,500	48,930
CTS Corp.	20,400	205,020
Daktronics, Inc.^	20,400	411,468
DTS, Inc.*^	13,100	410,292
Echelon Corp.*	12,600	137,340
Electro Rent Corp.	15,300	191,862
Electro Scientific Industries, Inc.*	16,800	238,056
Excel Technology, Inc.*	6,200	138,384
FARO Technologies, Inc.*	10,400	261,768
ICx Technologies, Inc.*	10,300	75,190
Insight Enterprises, Inc.*^	38,100	446,913
IPG Photonics Corp.*	11,900	223,839
L-1 Identity Solutions, Inc.*^	51,066	680,199
Littelfuse, Inc.*	18,500	583,675
Measurement Specialties, Inc.*^	5,900	103,781
Mercury Computer Systems, Inc.*^	11,300	85,089
Methode Electronics, Inc.	23,600	246,620
MTS Systems Corp.	9,900	355,212
Multi-Fineline Electronix, Inc.*	10,950	302,987
Newport Corp.*^	19,200	218,688
OSI Systems, Inc.*^	8,600	184,212
Park Electrochemical Corp.	12,600	306,306
Plexus Corp.*	26,300	727,984
Rofin-Sinar Technologies, Inc.*	18,400	555,680
Rogers Corp.*^	9,800	368,382
Sanmina-SCI Corp.*	329,600	421,888
Scansource, Inc.*	21,100	564,636
SMART Modular Technologies (WWH), Inc.*^	6,600	25,278
SYNNEX Corp.*	10,800	270,972
Technitrol, Inc.	26,900	457,031
TTM Technologies, Inc.*	24,500	323,645
Universal Display Corp.*	18,000	221,760

		14,220,098

Internet Software & Services (2.2%)
Ariba, Inc.*^	62,712	922,494
Art Technology Group, Inc.*	80,000	256,000
AsiaInfo Holdings, Inc.*	21,500	254,130
Bankrate, Inc.*^	6,500	253,955
CMGI, Inc.*^	30,300	321,180
comScore, Inc.*	11,200	244,384
Constant Contact, Inc.*	12,600	237,510
DealerTrack Holdings, Inc.*	26,700	376,737
Dice Holdings, Inc.*	25,400	209,804
Digital River, Inc.*^	23,100	891,198
DivX, Inc.*	22,400	164,416
EarthLink, Inc.*	81,400	704,110
Greenfield Online, Inc.*	16,300	243,196
GSI Commerce, Inc.*	14,600	198,998
InfoSpace, Inc.^	2,600	21,658
Internap Network Services Corp.*^	30,900	144,612
Internet Capital Group, Inc.*	19,900	153,827
Interwoven, Inc.*	28,300	339,883
j2 Global Communications, Inc.*	27,600	634,800
Knot, Inc.*^	21,900	214,182

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Liquidity Services, Inc.*	17,300	$199,469
LoopNet, Inc.*	18,200	205,660
Marchex, Inc., Class B	20,100	247,632
MercadoLibre, Inc.*^	15,800	544,942
NIC, Inc.^	41,400	282,762
Omniture, Inc.*^	38,696	718,585
Perficient, Inc.*	23,500	227,010
RealNetworks, Inc.*^	53,600	353,760
S1 Corp.*	39,700	300,529
SAVVIS, Inc.*	23,300	300,803
SonicWALL, Inc.*	35,700	230,265
Switch & Data Facilities Co., Inc.*	12,700	215,773
TechTarget, Inc.*	22,900	241,824
Terremark Worldwide, Inc.*^	40,710	222,277
United Online, Inc.^	46,050	461,881
ValueClick, Inc.*^	60,850	921,877
Vignette Corp.*	22,080	264,960
VistaPrint Ltd.*^	24,000	642,240
Vocus, Inc.*	10,000	321,700
Websense, Inc.*^	35,300	594,452

		14,285,475

IT Services (1.8%)
Acxiom Corp.	37,900	435,471
BearingPoint, Inc.*^	161,400	130,734
CACI International, Inc., Class A*	18,700	855,899
CIBER, Inc.*	43,500	270,135
CSG Systems International, Inc.*	21,700	239,134
Cybersource Corp.*	40,400	675,892
Euronet Worldwide, Inc.*^	39,000	659,100
ExlService Holdings, Inc.*^	18,100	253,943
Forrester Research, Inc.*	9,600	296,448
Gartner, Inc.*^	38,289	793,348
Gevity HR, Inc.^	19,600	105,448
Global Cash Access Holdings, Inc.*^	36,100	247,646
Heartland Payment Systems, Inc.	15,200	358,720
iGATE Corp.*	25,800	209,754
Integral Systems, Inc.^	6,348	245,668
ManTech International Corp., Class A*	14,100	678,492
MAXIMUS, Inc.	11,600	403,912
Ness Technologies, Inc.*	26,400	267,168
Online Resources Corp.*^	12,900	107,715
Perot Systems Corp., Class A*	53,700	806,037
RightNow Technologies, Inc.*	21,950	300,056
Sapient Corp.*	49,700	319,074
SI International, Inc.*	9,100	190,554
SRA International, Inc., Class A*^	33,100	743,426
Syntel, Inc.	8,000	269,760
TeleTech Holdings, Inc.*	33,500	668,660
TNS, Inc.*	15,200	364,192
VeriFone Holdings, Inc.*	42,400	506,680
Wright Express Corp.*	31,800	788,640

		12,191,706

Semiconductors & Semiconductor Equipment (3.5%)
Actel Corp.*	15,700	264,545
Advanced Analogic Technologies, Inc.*^	11,700	48,321
Advanced Energy Industries, Inc.*	20,300	278,110
Amkor Technology, Inc.*	67,700	704,757
ANADIGICS, Inc.*^	36,000	354,600
Applied Micro Circuits Corp.*^	37,700	322,712
Atheros Communications, Inc.*^	42,700	1,281,000
ATMI, Inc.*	19,920	556,167
AuthenTec, Inc.*	5,900	61,478
Axcelis Technologies, Inc.*	57,900	282,552
Brooks Automation, Inc.*	60,702	502,006

	Number of Shares	Value (Note 1)
Cabot Microelectronics Corp.*^	18,600	$616,590
Cavium Networks, Inc.*^	18,800	394,800
Cirrus Logic, Inc.*	50,800	282,448
Cohu, Inc.	14,300	209,924
Cymer, Inc.*^	18,800	505,344
Diodes, Inc.*	18,075	499,593
DSP Group, Inc.*	22,800	159,600
Emcore Corp.*	45,600	285,456
Entegris, Inc.*	63,835	418,119
Entropic Communications, Inc.*	13,100	62,225
Exar Corp.*^	27,797	209,589
FEI Co.*	22,644	515,830
FormFactor, Inc.*^	35,200	648,736
Hittite Microwave Corp.*	12,100	431,002
IXYS Corp.*	16,900	201,786
Kulicke & Soffa Industries, Inc.*	44,700	325,863
Lattice Semiconductor Corp.*	91,900	287,647
LTX Corp.*	30,900	67,980
Micrel, Inc.	30,900	282,735
Microsemi Corp.*^	48,872	1,230,597
Microtune, Inc.*	32,100	111,066
MIPS Technologies, Inc.*	28,100	105,375
MKS Instruments, Inc.*	30,900	676,710
Monolithic Power Systems, Inc.*	20,800	449,696
Netlogic Microsystems, Inc.*	13,200	438,240
OmniVision Technologies, Inc.*	44,000	531,960
Pericom Semiconductor Corp.*	13,700	203,308
Photronics, Inc.*	30,000	211,200
PMC-Sierra, Inc.*^	135,800	1,038,870
Power Integrations, Inc.*	18,900	597,429
RF Micro Devices, Inc.*^	202,261	586,557
Rubicon Technology, Inc.*	4,500	91,440
Semtech Corp.*^	36,300	510,741
Sigma Designs, Inc.*^	16,500	229,185
Silicon Image, Inc.*	45,500	329,875
SiRF Technology Holdings, Inc.*^	42,500	183,600
Skyworks Solutions, Inc.*	115,000	1,135,050
Spansion, Inc., Class A*^	104,400	234,900
Standard Microsystems Corp.*	16,500	447,975
Supertex, Inc.*^	8,200	191,388
Tessera Technologies, Inc.*^	27,700	453,449
Trident Microsystems, Inc.*	38,700	141,255
TriQuint Semiconductor, Inc.*	100,400	608,424
Ultratech, Inc.*	14,500	225,040
Veeco Instruments, Inc.*	17,800	286,224
Volterra Semiconductor Corp.*	15,700	270,982
Zoran Corp.*	39,700	464,490

		23,046,541

Software (4.1%)
ACI Worldwide, Inc.*	21,200	372,908
Advent Software, Inc.*^	13,900	501,512
Ansoft Corp.*	10,800	393,120
Blackbaud, Inc.	35,198	753,237
Blackboard, Inc.*^	22,900	875,467
Bottomline Technologies, Inc.*	9,900	96,327
Commvault Systems, Inc.*^	23,800	396,032
Concur Technologies, Inc.*^	29,200	970,316
Deltek, Inc.*	21,600	163,728
Ebix, Inc.*	2,400	186,528
Epicor Software Corp.*^	36,100	249,451
EPIQ Systems, Inc.*	22,000	312,400
Fair Isaac Corp.	30,200	627,254
FalconStor Software, Inc.*	23,700	167,796
Informatica Corp.*	61,700	927,968
Jack Henry & Associates, Inc.	45,500	984,620
JDA Software Group, Inc.*	16,000	289,600
Kenexa Corp.*^	14,000	263,760
Lawson Software, Inc.*	104,200	757,534

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Macrovision Solutions Corp.*	51,203	$765,997
Manhattan Associates, Inc.*	14,800	351,204
Mentor Graphics Corp.*^	56,400	891,120
Micros Systems, Inc.*	52,300	1,594,627
MicroStrategy, Inc., Class A*^	6,900	446,775
Monotype Imaging Holdings, Inc.*	17,000	207,060
MSC.Software Corp.*	24,400	267,912
Net 1 UEPS Technologies, Inc.*	25,500	619,650
NetScout Systems, Inc.*	18,300	195,444
NetSuite, Inc.*	9,900	202,653
OpenTV Corp., Class A*^	143,200	187,592
Parametric Technology Corp.*	66,440	1,107,555
Pegasystems, Inc.	15,200	204,592
Progress Software Corp.*	27,800	710,846
QAD, Inc.	25,700	173,989
Quality Systems, Inc.	10,900	319,152
Quest Software, Inc.*	55,400	820,474
Radiant Systems, Inc.*	16,100	172,753
Renaissance Learning, Inc.	16,300	182,723
Secure Computing Corp.*	33,575	139,001
Smith Micro Software, Inc.*^	22,900	130,530
Solera Holdings, Inc.*	32,000	885,120
Sonic Solutions, Inc.*^	7,800	46,488
SPSS, Inc.*	10,600	385,522
SuccessFactors, Inc.*	17,400	190,530
Sybase, Inc.*	46,660	1,372,737
Symyx Technologies, Inc.*^	16,272	113,579
Synchronoss Technologies, Inc.*^	14,700	132,741
Take-Two Interactive Software, Inc.*	47,700	1,219,689
Taleo Corp., Class A*	14,000	274,260
THQ, Inc.*^	41,425	839,270
TIBCO Software, Inc.*^	106,200	812,430
TiVo, Inc.*	77,990	481,198
Tyler Technologies, Inc.*	21,700	294,469
Ultimate Software Group, Inc.*	18,900	673,407
VASCO Data Security International, Inc.*	16,300	171,639
Wind River Systems, Inc.*	43,000	468,270

		27,342,556

Total Information Technology		114,163,810

Materials (4.6%)
Chemicals (2.2%)
A. Schulman, Inc.	16,800	386,904
American Vanguard Corp.	16,500	202,950
Arch Chemicals, Inc.	19,400	643,110
Balchem Corp.	11,200	259,056
Calgon Carbon Corp.*^	24,500	378,770
Ferro Corp.	34,600	649,096
Flotek Industries, Inc.*^	13,100	270,122
H.B. Fuller Co.	32,800	736,032
Hercules, Inc.	69,200	1,171,556
Innophos Holdings, Inc.	6,500	207,675
Innospec, Inc.	14,500	272,890
Koppers Holdings, Inc.^	11,600	485,692
LSB Industries, Inc.*	10,800	213,840
Minerals Technologies, Inc.	13,700	871,183
NewMarket Corp.	9,600	635,808
Olin Corp.^	51,832	1,356,962
OM Group, Inc.*	18,100	593,499
PolyOne Corp.*	55,200	384,744
Rockwood Holdings, Inc.*^	27,920	971,616
Sensient Technologies Corp.	36,600	1,030,656
ShengdaTech, Inc.*^	26,600	264,138
Solutia, Inc.	37,700	483,314
Spartech Corp.	19,000	179,170
Stepan Co.	4,700	214,414

	Number of Shares	Value (Note 1)
W.R. Grace & Co.*^	44,800	$1,052,352
Westlake Chemical Corp.	12,300	182,778
Zep, Inc.^	16,962	252,394
Zoltek Cos., Inc.*^	14,400	349,200

		14,699,921

Construction Materials (0.2%)
Headwaters, Inc.*	26,100	307,197
Texas Industries, Inc.^	17,100	959,823
United States Lime & Minerals, Inc.*	4,700	185,979

		1,452,999

Containers & Packaging (0.3%)
Graphic Packaging Holding Co.*	89,700	181,194
Rock-Tenn Co., Class A^	24,300	728,757
Silgan Holdings, Inc.	16,600	842,284

		1,752,235

Metals & Mining (1.5%)
A.M. Castle & Co.	10,200	291,822
AMCOL International Corp.^	20,500	583,430
Apex Silver Mines Ltd.*^	46,900	230,279
Brush Engineered Materials, Inc.*^	11,600	283,272
Coeur d’Alene Mines Corp.*^	342,100	992,090
Compass Minerals International, Inc.	20,100	1,619,256
Esmark, Inc.*	12,400	237,088
General Moly, Inc.*	38,900	306,143
General Steel Holdings, Inc.*	16,000	251,520
Haynes International, Inc.*^	9,200	529,460
Hecla Mining Co.*^	79,100	732,466
Horsehead Holding Corp.*	21,700	263,872
Kaiser Aluminum Corp.	12,000	642,360
Olympic Steel, Inc.	5,600	425,152
Royal Gold, Inc.	16,900	529,984
RTI International Metals, Inc.*^	16,200	577,044
Stillwater Mining Co.*^	24,200	286,286
Worthington Industries, Inc.^	39,900	817,950

		9,599,474

Paper & Forest Products (0.4%)
AbitibiBowater, Inc.^	36,160	337,373
Buckeye Technologies, Inc.*	30,400	257,184
Deltic Timber Corp.^	7,500	401,325
Glatfelter	35,900	485,009
Louisiana-Pacific Corp.	64,100	544,209
Neenah Paper, Inc.^	11,300	188,823
Schweitzer-Mauduit International, Inc.	12,100	203,885
Wausau Paper Corp.	27,400	211,254

		2,629,062

Total Materials		30,133,691

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.^	34,700	414,318
Atlantic Tele-Network, Inc.	7,000	192,570
Cbeyond, Inc.*	14,900	238,698
Cincinnati Bell, Inc.*^	150,900	600,582
Cogent Communications Group, Inc.*^	40,000	536,000
Consolidated Communications Holdings, Inc.	14,400	214,416
FairPoint Communications, Inc.^	51,900	374,199
General Communication, Inc., Class A*^	41,150	282,701
Global Crossing Ltd.*^	19,300	346,242
Globalstar, Inc.*	37,900	107,257
Iowa Telecommunications Services, Inc.^	19,900	350,439

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
NTELOS Holdings Corp.	22,800	$578,436
PAETEC Holding Corp.*^	76,730	487,235
Premiere Global Services, Inc.*	34,400	501,552
Shenandoah Telecommunications Co.	14,600	190,092
tw telecom, Inc.*^	90,050	1,443,501
Vonage Holdings Corp.*^	136,200	226,092

		7,084,330

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	41,800	292,182
FiberTower Corp.*	24,100	33,740
ICO Global Communications Holdings Ltd.*	91,100	296,986
iPCS, Inc.*	10,700	317,041
Rural Cellular Corp., Class A*	8,400	373,884
Syniverse Holdings, Inc.*	31,900	516,780
TerreStar Corp.*	50,300	200,194
USA Mobility, Inc.*	18,500	139,675
Virgin Mobile USA, Inc., Class A*	3,300	9,075

		2,179,557

Total Telecommunication Services		9,263,887

Utilities (3.4%)
Electric Utilities (1.4%)
ALLETE, Inc.	16,300	684,600
Cleco Corp.	41,600	970,528
El Paso Electric Co.*	27,800	550,440
Empire District Electric Co.^	19,500	361,530
IDACORP, Inc.^	31,500	910,035
ITC Holdings Corp.	30,650	1,566,521
MGE Energy, Inc.^	17,000	554,540
Portland General Electric Co.	38,783	873,393
UIL Holdings Corp.	17,600	517,616
Unisource Energy Corp.	27,300	846,573
Westar Energy, Inc.	65,117	1,400,667

		9,236,443

Gas Utilities (1.1%)
EnergySouth, Inc.	4,500	220,770
Laclede Group, Inc.	15,600	629,772
New Jersey Resources Corp.	23,025	751,766
Nicor, Inc.^	26,800	1,141,412
Northwest Natural Gas Co.	16,400	758,664
Piedmont Natural Gas Co.^	42,733	1,117,896
South Jersey Industries, Inc.	18,500	691,160
Southwest Gas Corp.^	26,900	799,737
WGL Holdings, Inc.	30,700	1,066,518

		7,177,695

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	11,100	545,898

Multi-Utilities (0.6%)
Aquila, Inc.*	268,000	1,010,360
Avista Corp.	32,900	706,034
Black Hills Corp.	26,100	836,766
CH Energy Group, Inc.^	8,800	313,016
NorthWestern Corp.	28,697	729,478
PNM Resources, Inc.^	43,750	523,250

		4,118,904

Water Utilities (0.2%)
American States Water Co.^	9,500	331,930
California Water Service Group^	14,000	458,780
SJW Corp.^	10,900	287,760

		1,078,470

Total Utilities		22,157,410

Total Common Stocks (98.6%) (Cost $709,937,221)		651,255,497

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
Micrel, Inc.,
expiring 3/24/09*†	30,900	$—

Total Rights (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
1.43%, 8/28/08 #(p)	$1,455,000	1,451,610

Short-Term Investments of Cash Collateral for Securities Loaned (30.1%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	309,250	309,250
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	1,700,874	1,700,874
American Express Bank FSB
2.49%, 7/18/08 (l)	309,250	309,250
American Honda Finance Corp.
2.71%, 9/11/08 (l)	231,937	231,937
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	1,267,675	1,267,675
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	1,030,042	1,030,042
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	3,618,222	3,618,222
Bank of Ireland
2.13%, 12/29/08 (l)	1,546,212	1,546,212
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	2,690,473	2,690,473
Bank of Scotland plc/London
3.25%, 7/1/08	2,450,031	2,450,031
2.12%, 7/17/08 (l)	649,425	649,425
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	1,546,249	1,546,249
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	711,274	711,274
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	3,092,498	3,092,498
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	773,124	773,124
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,236,667	1,236,667
2.12%, 5/11/09 (l)	1,855,057	1,855,057
Calyon/New York
2.12%, 10/14/08 (l)	4,174,463	4,174,463
2.16%, 7/2/10 (l)	1,545,599	1,545,599
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	1,948,273	1,948,273
CC USA, Inc.
2.13%, 2/12/09 (l)	1,082,083	1,082,083
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,762,724	1,762,724
Comerica Bank
2.12%, 8/7/08 (l)	896,748	896,748
2.74%, 1/12/09 (l)	1,422,793	1,422,793
2.50%, 3/16/09 (l)	1,793,568	1,793,568
2.52%, 6/19/09 (l)	1,948,455	1,948,455
2.53%, 6/19/09 (l)	1,113,244	1,113,244
Commerzbank AG/New York
2.60%, 7/14/08	1,546,249	1,546,249
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	773,124	773,124

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG/Singapore
3.50%, 7/1/08	$764,620	$764,620
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	15,462,488	15,462,488
2.80%, 7/1/08 (r)	11,019,629	11,019,629
Fifth Third Bancorp
2.49%, 8/22/08 (l)	185,550	185,550
Five Finance, Inc.
2.13%, 2/23/09 (l)	618,322	618,322
General Electric Capital Corp.
2.58%, 2/19/09 (l)	773,124	773,124
2.15%, 3/12/10 (l)	1,422,549	1,422,549
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	2,690,473	2,690,473
2.54%, 9/12/08 (l)	587,575	587,575
2.60%, 12/23/08 (l)	788,662	788,662
2.16%, 3/27/09 (l)	2,412,148	2,412,148
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	54,118,708	54,118,707
2.95%, 7/1/08 (r)	23,193,732	23,193,731
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	1,778,841	1,778,841
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	1,546,249	1,546,249
Links Finance LLC
2.12%, 6/22/09 (l)	2,009,620	2,009,620
MassMutual Global Funding II
2.15%, 3/26/10 (l)	2,597,698	2,597,698
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	1,082,374	1,082,374
2.11%, 1/23/09 (l)	1,082,374	1,082,374
2.12%, 3/13/09 (l)	340,175	340,175
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	1,484,399	1,484,399
2.17%, 6/29/09 (l)	927,749	927,749
Monumental Global Funding II
2.15%, 3/26/10 (l)	2,381,223	2,381,223
2.18%, 5/26/10 (l)	216,475	216,475
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	788,587	788,587
Morgan Stanley
3.22%, 2/9/09 (l)	1,828,038	1,828,038
New York Life Global Funding
2.50%, 3/30/09 (l)	1,082,374	1,082,374
Pricoa Global Funding I
2.12%, 9/22/08 (l)	2,628,623	2,628,623
2.16%, 12/15/09 (l)	618,500	618,500
2.15%, 6/25/10 (l)	1,391,346	1,391,346
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	247,400	247,400

	Principal Amount	Value (Note 1)
SLM Corp.
2.87%, 12/15/08 (l)	$595,445	$595,445
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	7,731,244	7,731,244
Tango Finance Corp.
2.13%, 6/25/09 (l)	2,040,310	2,040,310
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	927,749	927,749
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	618,500	618,500
2.50%, 8/14/08 (l)	618,500	618,500
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	463,875	463,875
Wells Fargo & Co.
2.62%, 8/3/09 (l)	2,783,248	2,783,248
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	185,550	185,550

Total Short-Term Investments of Cash Collateral for Securities Loaned		199,059,627

Time Deposit (1.5%)
JPMorgan Chase Nassau
1.49%, 7/1/08	9,678,159	9,678,159

Total Short-Term Investments (31.8%) (Cost/Amortized Cost $210,188,381)		210,189,396

Total Investments (130.4%) (Cost/Amortized Cost $920,125,602)		861,444,893
Other Assets Less Liabilities (-30.4%)		(200,931,230)

Net Assets (100%)		$660,513,663

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) valued at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/08	Unrealized Depreciation
Russell 2000 E-Mini Index	94	September-08	$6,763,171	$6,501,980	$(261,191)

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$651,255,497	$210,189,396	$—	$861,444,893
Other Investments*	—	—	—	—

Total	$651,255,497	$210,189,396	$—	$861,444,893

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	261,191	—	—	261,191

Total	$261,191	$—	$—	$261,191

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$193,998,617
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$257,825,825

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,557,434
Aggregate gross unrealized depreciation	(136,415,110)

Net unrealized depreciation	$(60,857,676)

Federal income tax cost of investments	$922,302,569

At June 30, 2008, the Portfolio had loaned securities with a total value of $190,254,475. This was secured by collateral of $199,059,627 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $240,551, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Hotels, Restaurants & Leisure (2.8%)
International Game Technology	139,600	$3,487,208
Las Vegas Sands Corp.*^	84,700	4,018,168
MGM MIRAGE*	17,640	597,820
Yum! Brands, Inc.	219,000	7,684,710

		15,787,906

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*^	80,400	5,895,732
B2W Companhia Global Do Varejo	30,000	1,088,578
Expedia, Inc.*^	136,912	2,516,443
priceline.com, Inc.*	13,300	1,535,618

		11,036,371

Media (3.3%)
McGraw-Hill Cos., Inc.	302,800	12,148,336
Naspers Ltd., Class N	163,900	3,579,425
Shaw Communications, Inc., Class B	158,500	3,227,060

		18,954,821

Multiline Retail (0.3%)
Lojas Renner S.A.	85,000	1,680,806

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B^	45,300	2,700,333

Total Consumer Discretionary		50,160,237

Consumer Staples (6.9%)
Beverages (0.8%)
PepsiCo, Inc.	76,200	4,845,558

Food & Staples Retailing (3.7%)
Costco Wholesale Corp.	81,600	5,723,424
CVS Caremark Corp.	322,500	12,761,325
SYSCO Corp.	89,200	2,453,892

		20,938,641

Food Products (1.0%)
Groupe Danone S.A.	44,719	3,140,190
Nestle S.A. (Registered)	56,850	2,568,838

		5,709,028

Household Products (1.4%)
Procter & Gamble Co.	97,400	5,922,894
Reckitt Benckiser Group plc	36,825	1,866,754

		7,789,648

Total Consumer Staples		39,282,875

Energy (12.5%)
Energy Equipment & Services (5.3%)
Baker Hughes, Inc.	88,100	7,694,654
Schlumberger Ltd.	185,500	19,928,265
Smith International, Inc.	30,000	2,494,200

		30,117,119

Oil, Gas & Consumable Fuels (7.2%)
Chevron Corp.	32,100	3,182,073
EOG Resources, Inc.	46,800	6,140,160
Exxon Mobil Corp.	99,000	8,724,870
Murphy Oil Corp.	36,000	3,529,800
Petroleo Brasileiro S.A. (Preference ADR)	108,000	6,258,600
Spectra Energy Corp.	50,700	1,457,118
Suncor Energy, Inc.	50,400	2,929,248
Total S.A.	101,721	8,680,381

		40,902,250

Total Energy		71,019,369

Financials (6.1%)
Capital Markets (3.7%)
BlackRock, Inc.^	12,800	2,265,600
Franklin Resources, Inc.	52,700	4,829,955

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc.	24,200	$4,232,580
Northern Trust Corp.	45,900	3,147,363
State Street Corp.	106,100	6,789,339

		21,264,837

Diversified Financial Services (1.7%)
Bovespa Holding S.A.	345,400	4,266,060
CME Group, Inc.^	7,000	2,682,330
Moody’s Corp.^	77,200	2,658,768

		9,607,158

Insurance (0.7%)
Assurant, Inc.	59,900	3,951,004

Total Financials		34,822,999

Health Care (18.1%)
Biotechnology (3.5%)
Celgene Corp.*	33,300	2,126,871
Genentech, Inc.*	91,100	6,914,490
Gilead Sciences, Inc.*	204,400	10,822,980

		19,864,341

Health Care Equipment & Supplies (5.9%)
Alcon, Inc.	27,300	4,444,167
Baxter International, Inc.	42,000	2,685,480
Becton, Dickinson & Co.	50,500	4,105,650
Covidien Ltd.	101,700	4,870,413
Medtronic, Inc.	151,600	7,845,300
St. Jude Medical, Inc.*	80,500	3,290,840
Stryker Corp.	72,000	4,527,360
Zimmer Holdings, Inc.*	21,500	1,463,075

		33,232,285

Health Care Providers & Services (6.2%)
Aetna, Inc.	164,200	6,655,026
CIGNA Corp.	118,200	4,183,098
Express Scripts, Inc.*	42,500	2,665,600
Humana, Inc.*	63,900	2,541,303
Laboratory Corp. of America Holdings*^	45,700	3,182,091
McKesson Corp.	56,900	3,181,279
Medco Health Solutions, Inc.*	119,300	5,630,960
WellPoint, Inc.*	152,900	7,287,214

		35,326,571

Pharmaceuticals (2.5%)
Allergan, Inc.	90,000	4,684,500
Elan Corp. plc (ADR)*	100,500	3,572,775
Wyeth	127,400	6,110,104

		14,367,379

Total Health Care		102,790,576

Industrials (8.0%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	50,900	4,285,780

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	67,800	2,915,400

Construction & Engineering (1.0%)
Foster Wheeler Ltd.*	75,200	5,500,880

Industrial Conglomerates (1.2%)
General Electric Co.	99,500	2,655,655
McDermott International, Inc.*	64,100	3,967,149

		6,622,804

Machinery (3.9%)
Danaher Corp.^	211,900	16,379,870
Deere & Co.	49,500	3,570,435
Joy Global, Inc.	32,800	2,487,224

		22,437,529

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.6%)
Union Pacific Corp.	46,200	$3,488,100

Total Industrials		45,250,493

Information Technology (25.6%)
Communications Equipment (3.1%)
Cisco Systems, Inc.*	284,200	6,610,492
Corning, Inc.	128,200	2,955,010
Juniper Networks, Inc.*	130,300	2,890,054
QUALCOMM, Inc.	120,600	5,351,022

		17,806,578

Computers & Peripherals (3.9%)
Apple, Inc.*	100,700	16,861,208
Dell, Inc.*	141,300	3,091,644
EMC Corp.*	144,700	2,125,643

		22,078,495

Electronic Equipment & Instruments (0.9%)
Dolby Laboratories, Inc., Class A*	65,700	2,647,710
Hon Hai Precision Industry Co., Ltd. (GDR) (Registered)	272,940	2,713,024

		5,360,734

Internet Software & Services (5.1%)
Google, Inc., Class A*	36,300	19,109,046
Tencent Holdings Ltd.	519,600	4,018,325
VeriSign, Inc.*	147,100	5,560,380

		28,687,751

IT Services (5.2%)
Accenture Ltd., Class A	182,800	7,443,616
Automatic Data Processing, Inc.	151,300	6,339,470
Mastercard, Inc., Class A	23,900	6,345,928
Redecard S.A.	130,700	2,414,905
Visa, Inc., Class A*	57,900	4,707,849
Western Union Co.	81,800	2,022,096

		29,273,864

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	121,200	2,603,376
Marvell Technology Group Ltd.*	381,600	6,739,056

		9,342,432

Software (5.8%)
Autodesk, Inc.*	130,600	4,415,586
Electronic Arts, Inc.*	75,000	3,332,250
McAfee, Inc.*	69,200	2,354,876
Microsoft Corp.	448,000	12,324,480
Nintendo Co., Ltd.	18,300	10,323,210

		32,750,402

Total Information Technology		145,300,256

Materials (6.2%)
Chemicals (3.4%)
Monsanto Co.	66,300	8,382,972
Potash Corp. of Saskatchewan, Inc.	14,600	3,337,122
Praxair, Inc.	79,100	7,454,384

		19,174,478

Metals & Mining (2.8%)
BHP Billiton Ltd.	187,200	7,842,367
Freeport-McMoRan Copper & Gold, Inc.	41,900	4,910,261
Kinross Gold Corp.^	143,600	3,390,396

		16,143,024

Total Materials		35,317,502

Telecommunication Services (6.1%)
Diversified Telecommunication Services (0.4%)
Vimpel-Communications OJSC (Sponsored ADR)	87,600	2,599,968

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (5.7%)
America Movil S.A.B. de C.V., Series L (ADR)	142,600	$7,522,150
American Tower Corp., Class A*	166,800	7,047,300
Crown Castle International Corp.*	252,500	9,779,325
Leap Wireless International, Inc.*^	38,622	1,667,312
MetroPCS Communications, Inc.*^	54,800	970,508
Mobile Telesystems OJSC (ADR)	35,100	2,689,011
Rogers Communications, Inc., Class B	65,600	2,536,096

		32,211,702

Total Telecommunication Services		34,811,670

Utilities (0.8%)
Independent Power Producers & Energy Traders (0.8%)
AES Corp.*^	218,500	4,197,385

Total Utilities		4,197,385

Total Common Stocks (99.2%) (Cost $562,761,248)		562,953,362

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.1%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$53,654	53,654
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	295,096	295,096
American Express Bank FSB
2.49%, 7/18/08 (l)	53,654	53,654
American Honda Finance Corp.
2.71%, 9/11/08 (l)	40,240	40,240
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	219,938	219,938
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	178,709	178,709
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	627,750	627,750
Bank of Ireland
2.13%, 12/29/08 (l)	268,263	268,263
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	466,788	466,788
Bank of Scotland plc/London
3.25%, 7/1/08	425,073	425,073
2.12%, 7/17/08 (l)	112,673	112,673
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	268,269	268,269
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	123,404	123,404
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	536,539	536,539
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	134,135	134,135
Beta Finance, Inc.
2.13%, 2/17/09 (l)	214,558	214,558
2.12%, 5/11/09 (l)	321,846	321,846
Calyon/New York
2.12%, 10/14/08 (l)	724,256	724,256
2.16%, 7/2/10 (l)	268,157	268,157
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	338,019	338,019
CC USA, Inc.
2.13%, 2/12/09 (l)	187,738	187,738
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	305,827	305,827

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Comerica Bank
2.12%, 8/7/08 (l)	$155,583	$155,583
2.74%, 1/12/09 (l)	246,850	246,850
2.50%, 3/16/09 (l)	311,178	311,178
2.52%, 6/19/09 (l)	338,051	338,051
2.53%, 6/19/09 (l)	193,144	193,144
Commerzbank AG/New York
2.60%, 7/14/08	268,269	268,269
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	134,135	134,135
Deutsche Bank AG/Singapore
3.50%, 7/1/08	132,659	132,659
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	2,682,693	2,682,693
2.80%, 7/1/08 (r)	1,911,871	1,911,871
Fifth Third Bancorp
2.49%, 8/22/08 (l)	32,192	32,192
Five Finance, Inc.
2.13%, 2/23/09 (l)	107,277	107,277
General Electric Capital Corp.
2.58%, 2/19/09 (l)	134,135	134,135
2.15%, 3/12/10 (l)	246,808	246,808
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	466,788	466,788
2.54%, 9/12/08 (l)	101,942	101,942
2.60%, 12/23/08 (l)	136,830	136,830
2.16%, 3/27/09 (l)	418,500	418,500
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	9,389,424	9,389,424
2.95%, 7/1/08 (r)	4,024,039	4,024,039
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	308,623	308,623
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	268,269	268,269
Links Finance LLC
2.12%, 6/22/09 (l)	348,663	348,663
MassMutual Global Funding II
2.15%, 3/26/10 (l)	450,692	450,692
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	187,788	187,788
2.11%, 1/23/09 (l)	187,788	187,788
2.12%, 3/13/09 (l)	59,019	59,019
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	257,538	257,538
2.17%, 6/29/09 (l)	160,962	160,962
Monumental Global Funding II
2.15%, 3/26/10 (l)	413,135	413,135
2.18%, 5/26/10 (l)	37,558	37,558
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	136,817	136,817

	Principal Amount	Value (Note 1)
Morgan Stanley
3.22%, 2/9/09 (l)	$317,159	$317,159
New York Life Global Funding
2.50%, 3/30/09 (l)	187,788	187,788
Pricoa Global Funding I
2.12%, 9/22/08 (l)	456,058	456,058
2.16%, 12/15/09 (l)	107,308	107,308
2.15%, 6/25/10 (l)	241,394	241,394
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	42,923	42,923
SLM Corp.
2.87%, 12/15/08 (l)	103,308	103,308
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,341,346	1,341,346
Tango Finance Corp.
2.13%, 6/25/09 (l)	353,987	353,987
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	160,962	160,962
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	107,308	107,308
2.50%, 8/14/08 (l)	107,308	107,308
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	80,481	80,481
Wells Fargo & Co.
2.62%, 8/3/09 (l)	482,885	482,885
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	32,192	32,192

Total Short-Term Investments of Cash Collateral for Securities Loaned		34,536,213

Time Deposit (0.7%)
JPMorgan Chase Nassau
1.49%, 7/1/08	4,227,394	4,227,394

Total Short-Term Investments (6.8%) (Amortized Cost $38,763,607)		38,763,607

Total Investments (106.0%) (Cost/Amortized Cost $601,524,855)		601,716,969
Other Assets Less Liabilities (-6.0%)		(34,502,880)

Net Assets (100%)		$567,214,089

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$518,220,847	$83,496,122	$—	$601,716,969
Other Investments*	—	—	—	—

Total	$518,220,847	$83,496,122	$—	$601,716,969

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$175,135,970
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$131,053,462

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,815,248
Aggregate gross unrealized depreciation	(48,774,216)

Net unrealized appreciation	$41,032

Federal income tax cost of investments	$601,675,937

At June 30, 2008, the Portfolio had loaned securities with a total value of $33,588,229. This was secured by collateral of $34,536,213 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $2,799 as brokerage commissions with Exane S.A. and $2,261 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $54,506,854 of which $36,616,290 expires in the year 2011, and $17,890,564 expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (0.8%)
NGK Spark Plug Co., Ltd.^	83,000	$952,837
NOK Corp.	266,802	4,241,294

		5,194,131

Automobiles (3.5%)
Bayerische Motoren Werke (BMW) AG^	130,700	6,286,598
Harley-Davidson, Inc.	104,910	3,804,037
Hyundai Motor Co.	66,938	4,543,375
Peugeot S.A.^	47,250	2,565,806
Toyota Motor Corp.	133,400	6,294,053

		23,493,869

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	39,950	2,668,816
Compass Group plc	209,510	1,583,701

		4,252,517

Internet & Catalog Retail (0.4%)
Expedia, Inc.*^	148,620	2,731,636

Leisure Equipment & Products (0.3%)
Eastman Kodak Co.^	140,540	2,027,992

Media (9.7%)
British Sky Broadcasting Group plc	258,300	2,428,415
Comcast Corp., Class A	20,000	379,400
Comcast Corp., Special Class A	454,670	8,529,609
Interpublic Group of Cos., Inc.*^	250,000	2,150,000
Mediaset S.p.A.^	180,400	1,189,379
News Corp., Class A	699,500	10,520,480
Pearson plc	514,600	6,298,660
Reed Elsevier N.V.	368,117	6,207,325
Time Warner, Inc.	816,080	12,077,984
Viacom, Inc., Class B*	189,250	5,779,695
Vivendi S.A.	233,150	8,846,701
Yell Group plc	375,665	527,529

		64,935,177

Multiline Retail (0.1%)
Target Corp.	12,850	597,396

Specialty Retail (1.2%)
Chico’s FAS, Inc.*	500,000	2,685,000
Kingfisher plc	1,730,000	3,869,745
USS Co., Ltd.	20,800	1,373,151

		7,927,896

Total Consumer Discretionary		111,160,614

Consumer Staples (1.5%)
Food & Staples Retailing (0.5%)
Tesco plc	483,110	3,553,709

Food Products (1.0%)
Nestle S.A. (Registered)	72,500	3,276,002
Premier Foods plc	1,808,350	3,430,868

		6,706,870

Total Consumer Staples		10,260,579

Energy (9.4%)
Energy Equipment & Services (0.6%)
Aker Solutions ASA	104,640	2,470,541
SBM Offshore N.V.	49,224	1,816,618

		4,287,159

Oil, Gas & Consumable Fuels (8.8%)
BP plc	1,023,710	11,892,911
El Paso Corp.	271,020	5,891,975
ENI S.p.A.	271,587	10,134,124
Gazprom OAO (Sponsored ADR)	89,500	5,182,050
Royal Dutch Shell plc, Class B	294,219	11,838,010

	Number of Shares	Value (Note 1)
Total S.A.	163,200	$13,926,708

		58,865,778

Total Energy		63,152,937

Financials (13.4%)
Capital Markets (0.5%)
UBS AG (Registered)*^	162,000	3,400,010

Commercial Banks (6.3%)
Commerzbank AG^	30,000	889,880
HSBC Holdings plc^	596,928	9,255,647
ICICI Bank Ltd. (ADR)*	56,620	1,628,391
Intesa Sanpaolo S.p.A.	1,100,000	6,282,453
Kookmin Bank (ADR)	60,000	3,510,600
Mega Financial Holding Co., Ltd.	3,346,000	2,645,669
Mitsubishi UFJ Financial Group, Inc.	315,900	2,799,472
Royal Bank of Scotland Group plc	1,127,777	4,829,678
Shinsei Bank Ltd.	300,000	1,028,394
Sumitomo Mitsui Financial Group, Inc.	401	3,017,366
UniCredit S.p.A.	1,059,866	6,487,099

		42,374,649

Consumer Finance (0.2%)
Aiful Corp.^	120,000	1,390,027

Diversified Financial Services (1.5%)
Bank of America Corp.	43,200	1,031,184
ING Groep N.V. (CVA)^	290,520	9,264,824

		10,296,008

Insurance (4.3%)
ACE Ltd.	23,450	1,291,860
American International Group, Inc.	239,520	6,337,699
Aviva plc	736,320	7,347,859
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	13,380	2,343,819
Old Mutual plc	1,650,000	3,049,920
Progressive Corp.	216,900	4,060,368
Standard Life plc (b)	300,000	1,253,371
Torchmark Corp.	46,620	2,734,263

		28,419,159

Real Estate Management & Development (0.6%)
Cheung Kong Holdings Ltd.	133,000	1,792,722
Swire Pacific Ltd., Class A	181,500	1,856,375

		3,649,097

Total Financials		89,528,950

Health Care (12.8%)
Biotechnology (2.0%)
Amgen, Inc.*	279,790	13,194,896

Health Care Equipment & Supplies (2.5%)
Boston Scientific Corp.*	641,200	7,880,348
Covidien Ltd.	158,260	7,579,072
Olympus Corp.^	44,000	1,487,592

		16,947,012

Health Care Providers & Services (0.9%)
Quest Diagnostics, Inc.	128,230	6,215,308

Pharmaceuticals (7.4%)
Abbott Laboratories	33,890	1,795,153
GlaxoSmithKline plc	512,960	11,371,956
Merck & Co., Inc.	119,450	4,502,071
Merck KGaA	14,850	2,111,031
Novartis AG (Registered)	186,520	10,270,422
Pfizer, Inc.	582,910	10,183,438
Sanofi-Aventis S.A.	139,890	9,345,199

		49,579,270

Total Health Care		85,936,486

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (12.6%)
Aerospace & Defense (0.3%)
BAE Systems plc	212,800	$1,875,605
Rolls-Royce Group plc, Class B	8,960,000	17,847

		1,893,452

Air Freight & Logistics (3.5%)
Deutsche Post AG (Registered)	268,130	7,007,816
FedEx Corp.	89,250	7,032,007
United Parcel Service, Inc., Class B^	151,540	9,315,164

		23,354,987

Building Products (0.5%)
USG Corp.*^	109,980	3,252,109

Commercial Services & Supplies (1.3%)
Adecco S.A. (Registered)	59,690	2,962,442
Pitney Bowes, Inc.	133,870	4,564,967
Randstad Holding N.V.	39,280	1,372,946

		8,900,355

Industrial Conglomerates (5.8%)
General Electric Co.	429,390	11,460,419
Koninklijke Philips Electronics N.V.	192,360	6,544,830
Siemens AG (Registered)	104,910	11,648,180
Tyco International Ltd.	233,150	9,335,326

		38,988,755

Machinery (0.9%)
Ebara Corp.^	1,012,000	3,145,077
Pentair, Inc.	87,420	3,061,448

		6,206,525

Trading Companies & Distributors (0.3%)
Wolseley plc	257,550	1,931,448

Total Industrials		84,527,631

Information Technology (18.2%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	179,830	4,182,846
Telefonaktiebolaget LM Ericsson, Class B	356,140	3,713,703

		7,896,549

Computers & Peripherals (0.9%)
Seagate Technology	325,000	6,217,250

Electronic Equipment & Instruments (2.0%)
Flextronics International Ltd.*	157,770	1,483,038
FujiFilm Holdings Corp.	96,000	3,299,901
Tyco Electronics Ltd.	233,150	8,351,433

		13,134,372

IT Services (3.7%)
Accenture Ltd., Class A	384,720	15,665,799
Electronic Data Systems Corp.	376,280	9,271,539

		24,937,338

Office Electronics (0.7%)
Konica Minolta Holdings, Inc.	266,500	4,500,019

Semiconductors & Semiconductor Equipment (4.1%)
Infineon Technologies AG*	874,370	7,612,885
Samsung Electronics Co., Ltd. (GDR)^(b)(m)	21,060	6,259,582
Samsung Electronics Co., Ltd. (GDR) §(b)	15,950	4,764,949
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	816,080	8,903,433

		27,540,849

Software (5.6%)
Microsoft Corp.	470,370	12,939,879
Oracle Corp.*	668,790	14,044,590

	Number of Shares	Value (Note 1)
SAP AG^	207,040	$10,841,899

		37,826,368

Total Information Technology		122,052,745

Materials (1.0%)
Construction Materials (0.2%)
CRH plc	51,099	1,504,469

Paper & Forest Products (0.8%)
International Paper Co.^	40,000	932,000
Stora Enso Oyj, Class R	75,000	703,779
Svenska Cellulosa AB, Class B*	167,660	2,373,289
UPM-Kymmene Oyj^	75,000	1,228,072

		5,237,140

Total Materials		6,741,609

Telecommunication Services (7.0%)
Diversified Telecommunication Services (4.0%)
France Telecom S.A.	256,480	7,555,378
Singapore Telecommunications Ltd.	3,147,000	8,373,187
Telefonica S.A.	197,198	5,240,875
Telekom Austria AG	278,910	6,051,209

		27,220,649

Wireless Telecommunication Services (3.0%)
Sprint Nextel Corp.	932,670	8,860,365
Turkcell Iletisim Hizmet A/S (ADR)	93,120	1,354,896
Vodafone Group plc	3,251,690	9,660,262

		19,875,523

Total Telecommunication Services		47,096,172

Total Common Stocks (92.5%) (Cost $732,649,643)		620,457,723

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Allstate Life Global Fund Trusts II
2.51%, 8/27/08 (l)	$304,364	304,364
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	55,339	55,339
American Express Bank FSB
2.49%, 7/18/08 (l)	55,339	55,339
American Honda Finance Corp.
2.71%, 9/11/08 (l)	41,504	41,504
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	226,845	226,845
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	184,322	184,322
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	647,465	647,465
Bank of Ireland
2.13%, 12/29/08 (l)	276,688	276,688
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	481,449	481,449
Bank of Scotland plc/London
2.12%, 7/17/08 (l)	116,212	116,212
3.25%, 7/1/08	438,423	438,423
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	276,695	276,695
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	127,279	127,279
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	553,389	553,389
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	138,347	138,347
Beta Finance, Inc.
2.12%, 5/11/09 (l)	331,954	331,954

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
2.13%, 2/17/09 (l)	$221,296	$221,296
Calyon/New York
2.12%, 10/14/08 (l)	747,002	747,002
2.16%, 7/2/10 (l)	276,578	276,578
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	348,635	348,635
CC USA, Inc.
2.13%, 2/12/09 (l)	193,634	193,634
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	315,432	315,432
Comerica Bank
2.12%, 8/7/08 (l)	160,469	160,469
2.50%, 3/16/09 (l)	320,951	320,951
2.52%, 6/19/09 (l)	348,668	348,668
2.53%, 6/19/09 (l)	199,210	199,210
2.74%, 1/12/09 (l)	254,603	254,603
Commerzbank AG/New York
2.60%, 7/14/08	276,695	276,695
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	138,347	138,347
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	2,766,946	2,766,946
2.80%, 7/1/08 (r)	1,971,915	1,971,915
Deutsche Bank Securities, Inc./Singapore
3.50%, 7/1/08	136,825	136,825
Fifth Third Bancorp
2.49%, 8/22/08 (l)	33,203	33,203
Five Finance, Inc.
2.13%, 2/23/09 (l)	110,646	110,646
General Electric Capital Corp.
2.15%, 3/12/10 (l)	254,559	254,559
2.58%, 2/19/09 (l)	138,347	138,347
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	431,644	431,644
2.54%, 9/12/08 (l)	105,144	105,144
2.60%, 12/23/08 (l)	141,128	141,128
2.62%, 8/18/08 (l)	481,449	481,449
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	9,684,309	9,684,309
2.95%, 7/1/08 (r)	4,150,418	4,150,418
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	318,316	318,316
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	276,695	276,695
Links Finance LLC
2.12%, 6/22/09 (l)	359,613	359,613
MassMutual Global Funding II
2.15%, 3/26/10 (l)	464,847	464,847
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	193,686	193,686
2.12%, 9/25/08 (l)	193,686	193,686
2.12%, 3/13/09 (l)	60,872	60,872
Merrill Lynch & Co., Inc.
2.17%, 6/29/09 (l)	166,017	166,017
2.51%, 5/8/09 (l)	265,627	265,627
Monumental Global Funding II
2.15%, 3/26/10 (l)	426,110	426,110
2.18%, 5/26/10 (l)	38,737	38,737
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	141,114	141,114
Morgan Stanley
3.22%, 2/9/09 (l)	327,120	327,120
New York Life Global Funding
2.50%, 3/30/09 (l)	193,686	193,686

	Principal Amount	Value (Note 1)
Pricoa Global Funding I
2.12%, 9/22/08 (l)	$470,381	$470,381
2.15%, 6/25/10 (l)	248,975	248,975
2.16%, 12/15/09 (l)	110,678	110,678
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	44,271	44,271
SLM Corp.
2.87%, 12/15/08 (l)	106,552	106,552
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,383,473	1,383,473
Tango Finance Corp.
2.13%, 6/25/09 (l)	365,105	365,105
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	166,017	166,017
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	110,678	110,678
2.50%, 8/14/08 (l)	110,678	110,678
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	83,008	83,008
Wells Fargo & Co.
2.62%, 8/3/09 (l)	498,050	498,050
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	33,203	33,203

Total Short-Term Investments of Cash Collateral for Securities Loaned		35,620,862

Time Deposits (8.0%)
Dresdner Bank
2.50%, 7/1/08	31,000,000	31,000,000
JPMorgan Chase Nassau
1.49%, 7/1/08	651,858	651,858
Royal Bank of Scotland plc
2.50%, 7/1/08	22,445,000	22,445,000

Total Time Deposits		54,096,858

Total Short-Term Debt Securities (13.3%) (Amortized Cost $89,717,720)		89,717,720

Total Investments (105.8%) (Cost/Amortized Cost $822,367,363)		710,175,443
Other Assets Less Liabilities (-5.8%)		(39,144,741)

Net Assets (100%)		$671,030,702

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $4,764,949 or 0.71% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$274,530,413	$435,645,030	$—	$710,175,443
Other Investments*	—	—	—	—

Total	$274,530,413	$435,645,030	$—	$710,175,443

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$184,422,557
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,026,848

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,920,909
Aggregate gross unrealized depreciation	(127,112,829)

Net unrealized depreciation	$(112,191,920)

Federal income tax cost of investments	$822,367,363

At June 30, 2008, the Portfolio had loaned securities with a total value of $34,057,457. This was secured by collateral of $35,620,862 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (3.1%)
BorgWarner, Inc.	63,200	$2,804,816
Johnson Controls, Inc.	94,600	2,713,128

		5,517,944

Automobiles (0.8%)
Harley-Davidson, Inc.	36,900	1,337,994

Hotels, Restaurants & Leisure (3.7%)
Carnival Corp.^	69,800	2,300,608
Royal Caribbean Cruises Ltd.	33,800	759,486
Starbucks Corp.*	107,900	1,698,346
Starwood Hotels & Resorts Worldwide, Inc.	45,900	1,839,213

		6,597,653

Household Durables (1.1%)
Fortune Brands, Inc.	31,400	1,959,674

Media (6.1%)
Comcast Corp., Class A	222,600	4,222,722
Interpublic Group of Cos., Inc.*^	222,000	1,909,200
News Corp., Class A	164,800	2,478,592
Omnicom Group, Inc.	50,600	2,270,928
R.H. Donnelley Corp.*^	20,311	60,933

		10,942,375

Specialty Retail (0.2%)
Chico’s FAS, Inc.*	62,500	335,625

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.*	35,400	1,022,352

Total Consumer Discretionary		27,713,617

Consumer Staples (2.1%)
Beverages (0.8%)
Constellation Brands, Inc., Class A*	72,700	1,443,822

Food & Staples Retailing (1.3%)
SYSCO Corp.	79,400	2,184,294

Total Consumer Staples		3,628,116

Energy (12.3%)
Energy Equipment & Services (6.1%)
Baker Hughes, Inc.	56,100	4,899,774
Halliburton Co.	112,200	5,954,454

		10,854,228

Oil, Gas & Consumable Fuels (6.2%)
Chevron Corp.^	32,800	3,251,464
EOG Resources, Inc.	14,100	1,849,920
Marathon Oil Corp.	48,200	2,500,134
Peabody Energy Corp.	39,000	3,433,950

		11,035,468

Total Energy		21,889,696

Financials (15.6%)
Capital Markets (2.6%)
Bank of New York Mellon Corp.	42,300	1,600,209
Morgan Stanley^	86,700	3,127,269

		4,727,478

Commercial Banks (4.7%)
City National Corp./California	13,800	580,566
Fifth Third Bancorp^	106,500	1,084,170
SunTrust Banks, Inc.	44,900	1,626,278
Wells Fargo & Co.^	213,500	5,070,625

		8,361,639

Consumer Finance (0.9%)
Discover Financial Services	119,300	1,571,181

	Number of Shares	Value (Note 1)
Diversified Financial Services (2.3%)
Citigroup, Inc.	240,700	$4,034,132

Insurance (4.2%)
Aflac, Inc.	50,200	3,152,560
Hartford Financial Services Group, Inc.	31,000	2,001,670
Principal Financial Group, Inc.	54,300	2,278,971

		7,433,201

Thrifts & Mortgage Finance (0.9%)
Freddie Mac	100,000	1,640,000

Total Financials		27,767,631

Health Care (17.4%)
Biotechnology (2.7%)
Cephalon, Inc.*	12,200	813,618
Genzyme Corp.*	54,900	3,953,898

		4,767,516

Health Care Equipment & Supplies (2.3%)
Covidien Ltd.	32,800	1,570,792
Medtronic, Inc.	49,100	2,540,925

		4,111,717

Health Care Providers & Services (2.3%)
DaVita, Inc.*	17,200	913,836
Medco Health Solutions, Inc.*	49,400	2,331,680
UnitedHealth Group, Inc.	30,400	798,000

		4,043,516

Life Sciences Tools & Services (0.7%)
Millipore Corp.*	19,494	1,322,863

Pharmaceuticals (9.4%)
Allergan, Inc.	40,300	2,097,615
Johnson & Johnson	57,400	3,693,116
Merck & Co., Inc.	75,300	2,838,057
Schering-Plough Corp.	89,300	1,758,317
Wyeth	132,600	6,359,496

		16,746,601

Total Health Care		30,992,213

Industrials (14.6%)
Air Freight & Logistics (2.1%)
FedEx Corp.	47,000	3,703,130

Airlines (0.7%)
Southwest Airlines Co.^	102,200	1,332,688

Building Products (1.3%)
Masco Corp.^	151,700	2,386,241

Industrial Conglomerates (3.0%)
General Electric Co.	199,200	5,316,648

Machinery (4.4%)
Illinois Tool Works, Inc.	79,800	3,791,298
PACCAR, Inc.	61,250	2,562,087
Pall Corp.	36,700	1,456,256

		7,809,641

Road & Rail (3.1%)
Burlington Northern Santa Fe Corp.	40,100	4,005,589
Ryder System, Inc.^	20,800	1,432,704

		5,438,293

Total Industrials		25,986,641

Information Technology (14.5%)
Computers & Peripherals (2.5%)
Dell, Inc.*	79,900	1,748,212
Lexmark International, Inc., Class A*	20,700	692,001
NetApp, Inc.*^	94,300	2,042,538

		4,482,751

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (7.3%)
Analog Devices, Inc.	103,100	$3,275,487
Broadcom Corp., Class A*	52,700	1,438,183
Intel Corp.	285,600	6,134,688
Xilinx, Inc.	82,100	2,073,025

		12,921,383

Software (4.7%)
Intuit, Inc.*	70,300	1,938,171
Microsoft Corp.	160,500	4,415,355
Symantec Corp.*	103,934	2,011,123

		8,364,649

Total Information Technology		25,768,783

Telecommunication Services (2.0%)
Wireless Telecommunication Services (2.0%)
Sprint Nextel Corp.	375,634	3,568,523

Total Telecommunication Services		3,568,523

Utilities (5.0%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	42,700	1,717,821
Exelon Corp.	33,700	3,031,652
Pepco Holdings, Inc.	33,800	866,970

		5,616,443

Multi-Utilities (1.8%)
NiSource, Inc.	51,700	926,464
Sempra Energy	40,500	2,286,225

		3,212,689

Total Utilities		8,829,132

Total Common Stocks (99.1%) (Cost $189,803,782)		176,144,352

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.0%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$38,639	38,639
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	212,516	212,516
American Express Bank FSB
2.49%, 7/18/08 (l)	38,639	38,639
American Honda Finance Corp.
2.71%, 9/11/08 (l)	28,979	28,979
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	158,390	158,390
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	128,699	128,699
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	452,079	452,079
Bank of Ireland
2.13%, 12/29/08 (l)	193,192	193,192
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	336,161	336,161
Bank of Scotland plc/London
3.25%, 7/1/08	306,119	306,119
2.12%, 7/17/08 (l)	81,142	81,142
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	193,196	193,196
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	88,870	88,870
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	386,392	386,392
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	96,598	96,598

	Principal Amount	Value (Note 1)
Beta Finance, Inc.
2.13%, 2/17/09 (l)	$154,515	$154,515
2.12%, 5/11/09 (l)	231,780	231,780
Calyon/New York
2.12%, 10/14/08 (l)	521,579	521,579
2.16%, 7/2/10 (l)	193,115	193,115
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	243,427	243,427
CC USA, Inc.
2.13%, 2/12/09 (l)	135,201	135,201
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	220,244	220,244
Comerica Bank
2.12%, 8/7/08 (l)	112,044	112,044
2.74%, 1/12/09 (l)	177,771	177,771
2.50%, 3/16/09 (l)	224,097	224,097
2.52%, 6/19/09 (l)	243,450	243,450
2.53%, 6/19/09 (l)	139,094	139,094
Commerzbank AG/New York
2.60%, 7/14/08	193,196	193,196
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	96,598	96,598
Deutsche Bank AG/Singapore
3.50%, 7/1/08	95,535	95,535
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	1,931,962	1,931,962
2.80%, 7/1/08 (r)	1,376,848	1,376,848
Fifth Third Bancorp
2.49%, 8/22/08 (l)	23,184	23,184
Five Finance, Inc.
2.13%, 2/23/09 (l)	77,256	77,256
General Electric Capital Corp.
2.58%, 2/19/09 (l)	96,598	96,598
2.15%, 3/12/10 (l)	177,740	177,740
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	336,161	336,161
2.54%, 9/12/08 (l)	73,415	73,415
2.60%, 12/23/08 (l)	98,539	98,539
2.16%, 3/27/09 (l)	301,386	301,386
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	6,761,864	6,761,864
2.95%, 7/1/08 (r)	2,897,942	2,897,942
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	222,257	222,257
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	193,196	193,196
Links Finance LLC
2.12%, 6/22/09 (l)	251,092	251,092
MassMutual Global Funding II
2.15%, 3/26/10 (l)	324,569	324,569
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	135,237	135,237
2.11%, 1/23/09 (l)	135,237	135,237
2.12%, 3/13/09 (l)	42,503	42,503
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	185,468	185,468
2.17%, 6/29/09 (l)	115,918	115,918
Monumental Global Funding II
2.15%, 3/26/10 (l)	297,522	297,522
2.18%, 5/26/10 (l)	27,047	27,047
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	98,530	98,530
Morgan Stanley
3.22%, 2/9/09 (l)	228,404	228,404
New York Life Global Funding
2.50%, 3/30/09 (l)	135,237	135,237

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Pricoa Global Funding I
2.12%, 9/22/08 (l)	$328,433	$328,433
2.15%, 6/25/10 (l)	173,842	173,842
2.16%, 12/15/09 (l)	77,278	77,278
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	30,911	30,911
SLM Corp.
2.87%, 12/15/08 (l)	74,398	74,398
Societe Generale North America S.A/New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	965,980	965,980
Tango Finance Corp.
2.13%, 6/25/09 (l)	254,927	254,927
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	115,918	115,918
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	77,278	77,278
2.50%, 8/14/08 (l)	77,278	77,278
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	57,959	57,959
Wells Fargo & Co.
2.62%, 8/3/09 (l)	347,753	347,753

	Principal Amount	Value (Note 1)
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	$23,184	$23,184

Total Short-Term Investments of Cash Collateral for Securities Loaned		24,871,508

Time Deposit (0.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	1,527,251	1,527,251

Total Short-Term Investments (14.8%) (Amortized Cost $26,398,759)		26,398,759

Total Investments (113.9%) (Cost/Amortized Cost $216,202,541)		202,543,111
Other Assets Less Liabilities (-13.9%)		(24,703,746)

Net Assets (100%)		$177,839,365

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 3, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$176,144,352	$26,398,759	$—	$202,543,111
Other Investments*	—	—	—	—

Total	$176,144,352	$26,398,759	$—	$202,543,111

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59,181,901
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$72,364,812

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,594,279
Aggregate gross unrealized depreciation	(32,296,853)

Net unrealized depreciation	$(13,702,574)

Federal income tax cost of investments	$216,245,685

At June 30, 2008, the Portfolio had loaned securities with a total value of $24,023,940. This was secured by collateral of $24,871,508 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $2,906 as brokerage commissions with UBS AG, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $5,281,512 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Internet & Catalog Retail (1.3%)
Liberty Media Corp., Interactive, Class A*	225,075	$3,322,107

Media (13.2%)
Comcast Corp., Class A	547,050	10,377,538
Liberty Media Corp., Entertainment Series, Class A*	148,920	3,608,332
News Corp., Class B	175,400	2,692,390
Time Warner, Inc.	655,200	9,696,960
Viacom, Inc., Class B*	290,100	8,859,654

		35,234,874

Multiline Retail (1.2%)
J.C. Penney Co., Inc.	46,600	1,691,114
Macy’s, Inc.	83,700	1,625,454

		3,316,568

Specialty Retail (1.2%)
Home Depot, Inc.	62,600	1,466,092
Lowe’s Cos., Inc.	85,900	1,782,425

		3,248,517

Total Consumer Discretionary		45,122,066

Consumer Staples (18.3%)
Beverages (2.6%)
Coca-Cola Co.	98,800	5,135,624
Dr. Pepper Snapple Group, Inc.*	79,344	1,664,637

		6,800,261

Food & Staples Retailing (5.1%)
CVS Caremark Corp.	68,400	2,706,588
Wal-Mart Stores, Inc.^	195,800	11,003,960

		13,710,548

Food Products (7.0%)
Cadbury plc (ADR)	123,792	6,229,214
Kraft Foods, Inc., Class A	234,236	6,664,014
Sara Lee Corp.	85,800	1,051,050
Unilever N.V. (N.Y. Shares) (ADR)	168,400	4,782,560

		18,726,838

Household Products (1.9%)
Kimberly-Clark Corp.	52,800	3,156,384
Procter & Gamble Co.	31,200	1,897,272

		5,053,656

Tobacco (1.7%)
Altria Group, Inc.	70,600	1,451,536
Philip Morris International, Inc.	64,700	3,195,533

		4,647,069

Total Consumer Staples		48,938,372

Financials (23.7%)
Capital Markets (3.5%)
Bank of New York Mellon Corp.	183,187	6,929,964
Merrill Lynch & Co., Inc.	74,700	2,368,737

		9,298,701

Commercial Banks (3.9%)
Barclays plc (ADR)†	2,100	—
Barclays plc (ADR)^	9,800	226,870
PNC Financial Services Group, Inc.	6,400	365,440
U.S. Bancorp.	71,300	1,988,557
Wachovia Corp.	281,600	4,373,248
Wells Fargo & Co.^	152,300	3,617,125

		10,571,240

Diversified Financial Services (7.0%)
Bank of America Corp.	301,300	7,192,031
Citigroup, Inc.	358,500	6,008,460
JPMorgan Chase & Co.	158,300	5,431,273

		18,631,764

	Number of Shares	Value (Note 1)
Insurance (8.6%)
Aflac, Inc.	16,900	$1,061,320
American International Group, Inc.	79,400	2,100,924
Berkshire Hathaway, Inc., Class B*	500	2,006,000
Chubb Corp.	171,280	8,394,433
Genworth Financial, Inc., Class A	51,000	908,310
Hartford Financial Services Group, Inc.	48,000	3,099,360
MetLife, Inc.	52,800	2,786,256
Travelers Cos., Inc.	59,400	2,577,960

		22,934,563

Thrifts & Mortgage Finance (0.7%)
Fannie Mae^	23,900	466,289
Freddie Mac	86,300	1,415,320

		1,881,609

Total Financials		63,317,877

Health Care (14.7%)
Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	172,200	2,116,338

Health Care Providers & Services (2.6%)
Cardinal Health, Inc.	96,900	4,998,102
UnitedHealth Group, Inc.	35,500	931,875
WellPoint, Inc.*	22,400	1,067,584

		6,997,561

Pharmaceuticals (11.3%)
Abbott Laboratories	67,200	3,559,584
Bristol-Myers Squibb Co.^	331,100	6,797,483
Eli Lilly & Co.	66,100	3,051,176
GlaxoSmithKline plc (ADR)	34,900	1,543,278
Pfizer, Inc.^	216,300	3,778,761
Roche Holding AG (ADR)	10,400	931,216
Schering-Plough Corp.	268,400	5,284,796
Wyeth	108,400	5,198,864

		30,145,158

Total Health Care		39,259,057

Industrials (1.8%)
Airlines (0.8%)
Southwest Airlines Co.^	174,500	2,275,480

Industrial Conglomerates (1.0%)
General Electric Co.	95,900	2,559,571

Total Industrials		4,835,051

Information Technology (8.6%)
Communications Equipment (0.7%)
Alcatel-Lucent (ADR)*	193,200	1,166,928
Telefonaktiebolaget LM Ericsson (Sponsored ADR)^	66,000	686,400

		1,853,328

Computers & Peripherals (4.3%)
Dell, Inc.*	140,100	3,065,388
Hewlett-Packard Co.	49,100	2,170,711
International Business Machines Corp.	51,900	6,151,707

		11,387,806

Internet Software & Services (0.8%)
eBay, Inc.*	77,100	2,107,143

IT Services (1.1%)
Computer Sciences Corp.*	29,200	1,367,728
Western Union Co.	58,700	1,451,064

		2,818,792

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	83,900	1,802,172
KLA-Tencor Corp.	33,700	1,371,927

		3,174,099

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Software (0.5%)
Microsoft Corp.	52,800	$1,452,528

Total Information Technology		22,793,696

Materials (7.3%)
Chemicals (2.7%)
E.I. du Pont de Nemours & Co.	105,059	4,505,981
Rohm & Haas Co.	56,800	2,637,792

		7,143,773

Metals & Mining (0.4%)
Alcoa, Inc.	29,100	1,036,542

Paper & Forest Products (4.2%)
International Paper Co.^	482,045	11,231,648

Total Materials		19,411,963

Telecommunication Services (5.8%)
Diversified Telecommunication Services (5.8%)
AT&T, Inc.	166,000	5,592,540
Verizon Communications, Inc.^	280,800	9,940,320

Total Telecommunication Services		15,532,860

Total Common Stocks (97.1%) (Cost $319,247,622)		259,210,942

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (3.2%)
Federal Home Loan Bank
2.00%, 7/1/08 (o)(p)	$8,600,000	8,599,522

Short-Term Investments of Cash Collateral for Securities Loaned (15.4%)
Allstate Life Global Fund Trusts II
2.51%, 8/27/08 (l)	351,455	351,455
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	63,901	63,901
American Express Bank FSB
2.49%, 7/18/08 (l)	63,901	63,901
American Honda Finance Corp.
2.71%, 9/11/08 (l)	47,926	47,926
ANZ National Bank Ltd.
2.11%, 3/6/09	261,942	261,942
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	212,840	212,840
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	747,641	747,641
Bank of Ireland
2.13%, 12/29/08 (l)	319,497	319,497
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	555,938	555,938
Bank of Scotland plc/London
3.25%, 7/1/08	506,255	506,255
2.12%, 7/17/08 (l)	134,192	134,192
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	319,505	319,505
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	146,972	146,972
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	639,009	639,009
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	159,752	159,752
Beta Finance, Inc.
2.13%, 2/17/09 (l)	255,535	255,535
2.12%, 5/11/09 (l)	383,314	383,314
Calyon/New York
2.12%, 10/14/08 (l)	862,578	862,578
2.16%, 7/2/10 (l)	319,370	319,370
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	402,576	402,576

	Principal Amount	Value (Note 1)
CC USA, Inc.
2.13%, 2/12/09 (l)	$223,593	$223,593
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	364,235	364,235
Comerica Bank
2.12%, 8/7/08 (l)	185,297	185,297
2.74%, 1/12/09 (l)	293,995	293,995
2.50%, 3/16/09 (l)	370,609	370,609
2.52%, 6/19/09 (l)	402,613	402,613
2.53%, 6/19/09 (l)	230,032	230,032
Commerzbank AG/New York
2.60%, 7/14/08	319,505	319,505
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	159,752	159,752
Deutsche Bank AG/Singapore
3.50%, 7/1/08	157,995	157,995
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	3,195,046	3,195,046
2.80%, 7/1/08 (r)	2,277,009	2,277,009
Fifth Third Bancorp
2.49%, 8/22/08 (l)	38,341	38,341
Five Finance, Inc.
2.13%, 2/23/09 (l)	127,765	127,765
General Electric Capital Corp.
2.58%, 2/19/09 (l)	159,752	159,752
2.15%, 3/12/10 (l)	293,944	293,944
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	555,938	555,938
2.54%, 9/12/08 (l)	121,412	121,412
2.60%, 12/23/08 (l)	162,963	162,963
2.16%, 3/27/09 (l)	498,427	498,427
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	11,182,661	11,182,661
2.95%, 7/1/08 (r)	4,792,569	4,792,569
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	367,566	367,566
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	319,505	319,505
Links Finance LLC
2.12%, 6/22/09 (l)	415,252	415,252
MassMutual Global Funding II
2.15%, 3/26/10 (l)	536,768	536,768
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	223,653	223,653
2.11%, 1/23/09 (l)	223,653	223,653
2.12%, 3/13/09 (l)	70,291	70,291
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	306,724	306,724
2.17%, 6/29/09 (l)	191,703	191,703
Monumental Global Funding II
2.15%, 3/26/10 (l)	492,037	492,037
2.18%, 5/26/10 (l)	44,731	44,731
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	162,947	162,947
Morgan Stanley
3.22%, 2/9/09 (l)	377,731	377,731
New York Life Global Funding
2.50%, 3/30/09 (l)	223,653	223,653
Pricoa Global Funding I
2.12%, 9/22/08 (l)	543,158	543,158
2.16%, 12/15/09 (l)	127,802	127,802
2.15%, 6/25/10 (l)	287,497	287,497

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	$51,121	$51,121
SLM Corp.
2.87%, 12/15/08 (l)	123,038	123,038
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,597,523	1,597,523
Tango Finance Corp.
2.13%, 6/25/09 (l)	421,593	421,593
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	191,703	191,703
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	127,802	127,802
2.50%, 8/14/08 (l)	127,802	127,802
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	95,851	95,851
Wells Fargo & Co.
2.62%, 8/3/09 (l)	575,108	575,108
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	38,341	38,341

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,132,105

Time Deposit (0.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08	128,181	128,181

Total Short-Term Investments (18.7%) (Cost/Amortized Cost $49,860,286)		49,859,808

Total Investments (115.8%) (Cost/Amortized Cost $369,107,908)		309,070,750
Other Assets Less Liabilities (-15.8%)		(42,165,710)

Net Assets (100%)		$266,905,040

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$259,210,942	$49,859,808	$—	$309,070,750
Other Investments*	—	—	—	—

Total	$259,210,942	$49,859,808	$—	$309,070,750

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$ 46,103,802
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$ 39,825,502

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,337,454
Aggregate gross unrealized depreciation	(69,538,297)

Net unrealized depreciation	$(60,200,843)

Federal income tax cost of investments	$369,271,593

At June 30, 2008, the Portfolio had loaned securities with a total value of $40,240,385. This was secured by collateral of $41,132,105 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $36,150, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $749 as brokerage commissions with Morgan Stanley & Co., Inc. and $324 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.6%)
Raiffeisen International Bank Holding AG	163,089	$20,842,465

Bermuda (0.2%)
Central European Media Enterprises Ltd.*	68,443	6,196,145

Brazil (13.3%)
Banco do Brasil S.A.	1,292,004	21,027,000
Cia Siderurgica Nacional S.A.	654,825	29,001,669
Cia Vale do Rio Doce (Preference ADR)	21,256	631,806
Cia Vale do Rio Doce (Sponsored ADR)	2,504,585	74,736,816
Cyrela Brazil Realty S.A.	1,500,448	20,703,580
Gafisa S.A.	536,626	9,238,898
Gafisa S.A. (ADR)	164,211	5,643,932
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
NET Servicos de Comunicacao S.A. (Preference)*	1,192,150	14,887,932
Perdigao S.A.	716,384	19,389,871
Petroleo Brasileiro S.A. (Preference)	596,942	17,210,816
Petroleo Brasileiro S.A. (Sponsored Preference ADR)	2,251,012	130,446,146
Unibanco-Uniao de Bancos Brasileiros S.A.	323,152	4,096,094
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	327,774	41,604,354
Usinas Siderurgicas de Minas Gerais S.A.	344,167	16,187,507
Usinas Siderurgicas de Minas Gerais S.A. (Preference ADR)	595,477	29,296,532

		434,102,953

China (9.3%)
Belle International Holdings Ltd.	473,000	425,850
BYD Electronic International Co., Ltd.	7,771,500	4,614,710
China Citic Bank, Class H^	20,012,000	11,215,806
China Coal Energy Co., Class H	29,948,000	52,389,076
China Construction Bank Corp., Class H^	77,421,000	62,355,815
China COSCO Holdings Co., Ltd., Class H	14,734,500	35,979,977
Datang International Power Generation Co., Ltd., Class H^	17,285,000	10,263,817
Dongfeng Motor Group Co., Ltd., Class H	35,449,000	14,184,601
Focus Media Holding Ltd. (ADR)*	767,800	21,283,416
Industrial & Commercial Bank of China Ltd., Class H^	66,499,000	45,457,010
Maanshan Iron & Steel Co., Ltd., Class H^	27,877,000	16,195,814
Ping An Insurance Group Co. of China Ltd., Class H^§	4,218,000	31,375,677

		305,741,569

Colombia (0.4%)
Bancolombia S.A. (ADR)	467,117	14,662,803

Czech Republic (1.7%)
CEZ A/S	459,150	40,738,407
Komercni Banka A/S	61,300	14,263,943

		55,002,350

	Number of Shares	Value (Note 1)
Hong Kong (5.5%)
China Mobile Ltd.^	7,618,000	$102,390,766
China Resources Power Holdings Co.	7,238,000	17,637,244
GOME Electrical Appliances Holdings Ltd.^	89,588,000	42,511,860
Shanghai Industrial Holdings Ltd.	5,563,000	16,338,157

		178,878,027

India (7.7%)
Aban Offshore Ltd.	110,176	7,376,863
ABB Ltd.	474,350	8,859,678
Axis Bank Ltd.	797,237	11,211,348
Bharat Heavy Electricals Ltd.	356,488	11,429,573
Bharti Airtel Ltd.*	956,100	16,027,591
Deccan Chronicle Holdings Ltd.	2,715,990	6,786,030
Glenmark Pharmaceuticals Ltd.	1,001,240	14,816,723
GVK Power & Infrastructure Ltd.*	8,021,200	6,422,553
HDFC Bank Ltd.	758,300	17,755,059
HDFC Bank Ltd. (ADR)	59,400	4,256,604
Hindustan Unilever Ltd.	2,196,300	10,574,400
Housing Development Finance Corp.	468,700	21,404,421
India Cements Ltd.	2,420,330	7,715,241
Infosys Technologies Ltd.	719,860	29,058,753
Infrastructure Development Finance Co., Ltd.*	2,560,800	6,163,180
Maruti Suzuki India Ltd.	421,288	6,037,074
Reliance Industries Ltd.	1,142,000	55,610,954
Tata Consultancy Services Ltd.	329,604	6,574,460
Television Eighteen India Ltd.	729,746	3,712,758

		251,793,263

Indonesia (3.1%)
PT Astra International Tbk	7,816,400	16,319,490
PT Bank Central Asia Tbk	33,075,500	8,878,727
PT Bank Mandiri Persero Tbk	21,588,000	6,087,723
PT Bank Rakyat Indonesia	15,264,500	8,443,487
PT Bumi Resources Tbk	49,632,000	44,141,258
PT Perusahaan Gas Negara	2,674,000	3,770,282
PT Telekomunikasi Indonesia Tbk	17,085,500	13,527,565

		101,168,532

Luxembourg (1.4%)
Evraz Group S.A. (GDR)(m) (Chi-X Alt TS Exchange)	159,952	18,634,408
Evraz Group S.A. (GDR)(m) (OTC Exchange)	5,304	619,242
Millicom International Cellular S.A.*	247,961	25,663,963

		44,917,613

Malaysia (0.8%)
IOI Corp. Bhd	6,504,300	14,830,003
Sime Darby Bhd	3,571,300	10,110,031

		24,940,034

Mexico (6.1%)
America Movil S.A.B. de C.V., Series L (ADR)	1,450,634	76,520,944
Corp. GEO S.A.B. de C.V., Series B*	3,084,373	10,321,020
Desarrolladora Homex S.A.B. de C.V. (ADR)*	246,504	14,440,204
Empresas ICA S.A.B. de C.V.*	2,414,485	15,119,357
Grupo Financiero Banorte S.A.B. de C.V., Class O	6,290,124	29,580,923
Grupo Mexico S.A.B. de C.V., Series B	4,631,523	10,508,735

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Urbi Desarrollos Urbanos S.A. de C.V.*	3,051,316	$10,547,693
Wal-Mart de Mexico S.A.B. de C.V., (Sponsored ADR), Series V	72,197	2,876,321
Wal-Mart de Mexico S.A.B. de C.V., Series V	7,037,985	28,013,816

		197,929,013

Netherlands (0.5%)
New World Resources NV, Class A	482,172	17,095,374

Nigeria (0.4%)
Guaranty Trust Bank (GDR)	1,103,134	13,160,058

Oman (1.4%)
Bank Muscat SAOG	9,691,235	45,303,787

Panama (0.5%)
Copa Holdings S.A., Class A	560,184	15,774,781

Poland (3.0%)
Bank Pekao S.A.	220,054	16,986,407
Bank Zachodni WBK S.A.	158,831	10,166,138
Budimex S.A.*	96,952	3,416,671
Getin Holding S.A.*	1,933,019	8,245,298
KGHM Polska Miedz S.A.*	149,035	6,993,501
PBG S.A.*	69,604	8,374,494
Polimex Mostostal S.A.	2,607,264	6,472,127
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,461,051	31,441,683
Telekomunikacja Polska S.A.	715,000	6,925,037

		99,021,356

Russia (13.4%)
Gazprom OAO (Sponsored ADR) (Chi-X Alt TS Exchange)	327,600	19,000,800
Gazprom OAO (Sponsored ADR) (Frankfurt Exchange)	467,700	27,079,830
Gazprom OAO (Sponsored ADR) (OTC Exchange)	1,687,792	97,723,157
LUKOIL (ADR) (Chi-X Alt TS Exchange)	13,100	1,291,660
LUKOIL (ADR) (OTC Exchange)	1,334,341	131,632,740
Mechel OAO (ADR)	420,108	20,812,150
Novolipetsk Steel OJSC (GDR)	23,467	1,337,619
Rosneft Oil Co. (GDR)*	4,983,905	57,813,298
Severstal (GDR)(m)	417,036	10,803,367
TMK OAO (GDR)	9,500	374,110
Vimpel-Communications OJSC (ADR)	691,907	20,535,800
Wimm-Bill-Dann Foods OJSC (ADR)*	275,069	28,942,760
X 5 Retail Group N.V. (GDR)(m)*	631,395	21,278,012

		438,625,303

South Africa (5.0%)
ArcelorMittal South Africa Ltd.	852,041	24,266,302
Exxaro Resources Ltd.	1,034,913	19,092,360
MTN Group Ltd.	2,761,341	43,906,380
Murray & Roberts Holdings Ltd.	1,036,656	11,517,076
Raubex Group Ltd.	2,917,802	12,669,894
Sasol Ltd.	881,842	51,919,433

		163,371,445

South Korea (10.7%)
Amorepacific Corp.	14,162	8,772,980
Cheil Industries, Inc.	195,211	9,050,938

	Number of Shares	Value (Note 1)
Cheil Worldwide, Inc.	47,924	$11,361,935
Hyundai Development Co.	165,147	8,367,469
Hyundai Heavy Industries Co., Ltd.	34,832	10,788,746
Hyundai Motor Co.	562,853	38,203,301
Kookmin Bank	174,000	10,279,814
LG Chem Ltd.	238,939	22,842,025
LG Display Co., Ltd.	386,217	14,473,215
LG Electronics, Inc.	175,824	19,917,924
NHN Corp.*	106,007	18,494,601
POSCO	24,240	12,606,051
Samsung Electronics Co., Ltd.	122,765	73,350,342
Samsung Electronics Co., Ltd. (Preference)	43,012	18,544,440
Samsung Fire & Marine Insurance Co., Ltd.	73,326	15,316,410
Shinhan Financial Group Co., Ltd.	486,556	22,000,955
SSCP Co., Ltd.*	374,703	5,785,052
STX Pan Ocean Co., Ltd.	4,064,000	8,154,585
Woongjin Coway Co., Ltd.	721,218	21,166,668

		349,477,451

Taiwan (7.6%)
Acer, Inc.	4,165,000	8,205,680
Asustek Computer, Inc.	4,987,245	13,571,852
AU Optronics Corp.	14,772,135	23,214,537
Cathay Financial Holding Co., Ltd.	9,011,000	19,593,648
China Steel Corp.	15,782,000	24,359,592
Chinatrust Financial Holding Co., Ltd.*	21,523,000	20,776,329
First Financial Holding Co., Ltd.	17,762,000	19,486,529
Formosa Plastics Corp.	8,894,000	21,448,977
High Tech Computer Corp.	679,000	15,211,676
Hon Hai Precision Industry Co., Ltd.	1,249,000	6,151,797
Taiwan Cement Corp.	11,621,000	15,697,328
Taiwan Fertilizer Co., Ltd.	538,000	2,020,624
Taiwan Semiconductor Manufacturing Co., Ltd.*	20,173,000	43,199,848
Yang Ming Marine Transport Corp.	10,097,916	6,653,653
Yuanta Financial Holding Co., Ltd.*	14,903,000	10,433,524

		250,025,594

Thailand (2.3%)
Advanced Info Service PCL (NVDR)	1,830,300	5,063,638
Advanced Info Service PCL (Foreign)	1,286,300	3,558,629
Bangkok Bank PCL (NVDR)	4,102,800	14,602,458
Kasikornbank PCL (NVDR)	5,724,600	12,156,321
Land and Houses PCL (NVDR)	26,022,800	5,370,340
PTT Exploration & Production PCL (Foreign)	2,700,100	15,586,042
PTT PCL (Foreign)	1,079,700	9,752,337
Siam Commercial Bank PCL (Foreign)	4,311,900	9,994,684

		76,084,449

Turkey (1.4%)
Aksigorta A/S	565,718	1,904,681
Asya Katilim Bankasi A/S*	3,667,092	6,892,467
Tekfen Holding A/S	2,875,681	22,089,892
Turkcell Iletisim Hizmet A/S	1,671,514	9,561,656
Turkiye Garanti Bankasi A/S*	2,517,294	5,801,070

		46,249,766

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Total Common Stocks (96.3%) (Cost $3,018,788,921)		$3,150,364,131

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.5%)
iShares MSCI Emerging Markets Index Fund (Cost $16,372,526)	110,106	14,928,172

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$78,839	78,839
Allstate Life Global Funding Trusts II
2.51%, 8/27/(l)	433,615	433,615
American Express Bank FSB
2.49%, 7/18/08 (l)	78,839	78,839
American Honda Finance Corp.
2.71%, 9/11/08 (l)	59,129	59,129
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	323,177	323,177
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	262,595	262,595
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	922,417	922,417
Bank of Ireland
2.13%, 12/29/08 (l)	394,186	394,186
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	685,900	685,900
Bank of Scotland plc/London
3.25%, 7/1/08	624,603	624,603
2.12%, 7/17/08 (l)	165,562	165,562
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	394,195	394,195
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	181,330	181,330
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	788,391	788,391
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	197,098	197,098
Beta Finance, Inc.
2.13%, 2/17/ (l)	315,272	315,272
2.12%, 5/11/09 (l)	472,922	472,922
Calyon/New York
2.12%, 10/14/08 (l)	1,064,224	1,064,224
2.16%, 7/2/10 (l)	394,030	394,030
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	496,686	496,686
CC USA, Inc.
2.13%, 2/12/09 (l)	275,863	275,863
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	449,383	449,383
Comerica Bank
2.12%, 8/7/08 (l)	228,614	228,614
2.74%, 1/12/09 (l)	362,722	362,722
2.50%, 3/16/09 (l)	457,246	457,246
2.52%, 6/19/09 (l)	496,733	496,733
2.53%, 6/19/09 (l)	283,807	283,807
Commerzbank AG/New York
2.60%, 7/14/08	394,195	394,195
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	197,098	197,098
Deutsche Bank AG/Singapore
3.50%, 7/1/08	194,930	194,930
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	3,941,955	3,941,955

	Principal Amount	Value (Note 1)
2.80%, 7/1/08 (r)	$2,809,307	$2,809,307
Fifth Third Bancorp
2.49%, 8/22/08 (l)	47,303	47,303
Five Finance, Inc.
2.13%, 2/23/09 (l)	157,633	157,633
General Electric Capital Corp.
2.58%, 2/19/09 (l)	197,098	197,098
2.15%, 3/12/10 (l)	362,660	362,660
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	685,900	685,900
2.54%, 9/12/08 (l)	149,794	149,794
2.60%, 12/23/08 (l)	201,059	201,059
2.16%, 3/27/09 (l)	614,945	614,945
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	13,796,843	13,796,843
2.95%, 7/1/08 (r)	5,912,933	5,912,933
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	453,492	453,492
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	394,195	394,195
Links Finance LLC
2.12%, 6/22/09 (l)	512,326	512,326
MassMutual Global Funding II
2.15%, 3/26/10 (l)	662,248	662,248
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	275,937	275,937
2.11%, 1/23/09 (l)	275,937	275,937
2.12%, 3/13/09 (l)	86,723	86,723
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	378,428	378,428
2.17%, 6/29/09 (l)	236,517	236,517
Monumental Global Funding II
2.15%, 3/26/10 (l)	607,061	607,061
2.18%, 5/26/10 (l)	55,187	55,187
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	201,040	201,040
Morgan Stanley
3.22%, 2/9/09 (l)	466,034	466,034
New York Life Global Funding
2.50%, 3/30/09 (l)	275,937	275,937
Pricoa Global Funding I
2.12%, 9/22/08 (l)	670,132	670,132
2.16%, 12/15/09 (l)	157,678	157,678
2.15%, 6/25/10	354,705	354,705
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	63,071	63,071
SLM Corp.
2.87%, 12/15/08 (l)	151,801	151,801
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,970,977	1,970,977
Tango Finance Corp.
2.13%, 6/25/09 (l)	520,150	520,150
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	236,517	236,517
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	157,678	157,678
2.50%, 8/14/08 (l)	157,678	157,678
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	118,259	118,259
Wells Fargo & Co.
2.62%, 8/3/09 (l)	709,552	709,552
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	47,303	47,303

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Value (Note 1)
Total Short-Term Investments (1.5%) (Amortized Cost $50,747,594)	$50,747,594

Total Investments (98.3%) (Cost/Amortized Cost $3,085,909,041)	3,216,039,897
Other Assets Less Liabilities (1.7%)	56,066,258

Net Assets (100%)	$3,272,106,155

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $31,375,677 or 0.96% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR    —  American Depositary Receipt

GDR   —  Global Depositary Receipt

NVDR —  Non-Voting Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,059,641,318	$2,156,398,579	$—	$3,216,039,897
Other Investments*	—	—	—	—

Total	$1,059,641,318	$2,156,398,579	$—	$3,216,039,897

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$ 1,773,184,937
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$ 1,724,863,158

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$387,189,103
Aggregate gross unrealized depreciation	(258,451,824)

Net unrealized appreciation	$128,737,279

Federal income tax cost of investments	$3,087,302,618

At June 30, 2008, the Portfolio had loaned securities with a total value of $46,825,617. This was secured by collateral of $50,747,594 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $4,577 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.7%)
Distributors (1.7%)
Li & Fung Ltd.	2,780,000	$8,378,595

Diversified Consumer Services (1.8%)
New Oriental Education & Technology Group (ADR)*	68,783	4,018,303
Strayer Education, Inc.	23,530	4,919,417

		8,937,720

Hotels, Restaurants & Leisure (8.8%)
Choice Hotels International, Inc.^	129,262	3,425,443
Ctrip.com International Ltd. (ADR)	180,275	8,252,990
Marriott International, Inc., Class A	196,119	5,146,163
Penn National Gaming, Inc.*	58,042	1,866,050
Starbucks Corp.*	570,756	8,983,699
Wynn Resorts Ltd.	194,584	15,829,408

		43,503,753

Household Durables (2.9%)
Gafisa S.A. (ADR)^	199,508	6,857,090
Mohawk Industries, Inc.*^	56,872	3,645,495
NVR, Inc.*^	7,314	3,657,585

		14,160,170

Internet & Catalog Retail (1.8%)
priceline.com, Inc.*	78,069	9,013,847

Media (6.4%)
Aeroplan Income Fund	464,289	7,854,257
Discovery Holding Co., Class A*	302,592	6,644,920
Grupo Televisa S.A. (Sponsored ADR)	298,474	7,049,956
Morningstar, Inc.*^	144,331	10,396,162

		31,945,295

Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class A	170,297	10,674,216

Textiles, Apparel & Luxury Goods (2.1%)
Coach, Inc.*	211,415	6,105,665
Lululemon Athletica, Inc.*^	156,537	4,548,965

		10,654,630

Total Consumer Discretionary		137,268,226

Energy (17.4%)
Energy Equipment & Services (2.2%)
IHS, Inc., Class A*	152,539	10,616,715

Oil, Gas & Consumable Fuels (15.2%)
Continental Resources, Inc.*	114,806	7,958,352
Range Resources Corp.	84,609	5,545,274
Southwestern Energy Co.*	552,180	26,289,290
Ultra Petroleum Corp.*	363,153	35,661,624

		75,454,540

Total Energy		86,071,255

Financials (9.0%)
Capital Markets (1.1%)
Calamos Asset Management, Inc., Class A^	156,098	2,658,349
GLG Partners, Inc.^	351,658	2,742,932

		5,401,281

Diversified Financial Services (4.2%)
IntercontinentalExchange, Inc.*	59,205	6,749,370
Leucadia National Corp.^	300,336	14,097,772

		20,847,142

Insurance (1.0%)
Alleghany Corp.*	14,731	4,891,429

Real Estate Management & Development (2.7%)
Brookfield Asset Management, Inc., Class A	248,235	8,077,567

	Number of Shares	Value (Note 1)
Forest City Enterprises, Inc., Class A^	169,742	$5,469,087

		13,546,654

Total Financials		44,686,506

Health Care (9.1%)
Health Care Equipment & Supplies (3.7%)
Gen-Probe, Inc.*	131,076	6,223,489
Intuitive Surgical, Inc.*	18,414	4,960,732
Mindray Medical International Ltd. (ADR)	194,654	7,264,487

		18,448,708

Life Sciences Tools & Services (5.4%)
Illumina, Inc.*^	179,189	15,609,154
Techne Corp.*	144,109	11,152,595

		26,761,749

Total Health Care		45,210,457

Industrials (9.5%)
Air Freight & Logistics (4.3%)
C.H. Robinson Worldwide, Inc.	222,904	12,224,055
Expeditors International of Washington, Inc.	206,068	8,860,924

		21,084,979

Commercial Services & Supplies (3.5%)
Corporate Executive Board Co.	158,098	6,648,021
Covanta Holding Corp.*	241,561	6,447,263
Monster Worldwide, Inc.*	216,525	4,462,580

		17,557,864

Construction & Engineering (0.8%)
Aecom Technology Corp.*	127,430	4,145,298

Transportation Infrastructure (0.9%)
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)	147,821	4,341,503

Total Industrials		47,129,644

Information Technology (14.6%)
Computers & Peripherals (1.0%)
Teradata Corp.*	212,151	4,909,174

Internet Software & Services (9.7%)
Akamai Technologies, Inc.*	145,971	5,078,331
Alibaba.com Ltd.*§	3,838,000	5,414,473
Baidu.com (Sponsored ADR)*	43,135	13,499,530
Equinix, Inc.*^	66,768	5,957,041
NHN Corp.*	31,764	5,541,733
Tencent Holdings Ltd.	1,593,400	12,322,552

		47,813,660

IT Services (2.1%)
Redecard S.A.	576,106	10,644,539

Software (1.8%)
Salesforce.com, Inc.*	128,875	8,793,141

Total Information Technology		72,160,514

Materials (6.2%)
Chemicals (3.2%)
Intrepid Potash, Inc.*	105,012	6,907,689
Nalco Holding Co.	413,463	8,744,743

		15,652,432

Construction Materials (3.0%)
Martin Marietta Materials, Inc.^	108,314	11,220,247
Texas Industries, Inc.^	67,792	3,805,165

		15,025,412

Total Materials		30,677,844

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
NII Holdings, Inc.*	159,392	$7,569,526

Total Telecommunication Services		7,569,526

Utilities (1.9%)
Gas Utilities (1.9%)
Questar Corp.	130,932	9,301,409

Total Utilities		9,301,409

Total Common Stocks (96.9%) (Cost $489,091,508)		480,075,381

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.5%)
Allstate Life Global Funding Trusts
2.51%, 8/27/08 (l)	$73,008	73,008
Allstate Life Global Funding Trusts II
2.51%, 8/27/08 (l)	401,544	401,544
American Express Bank FSB
2.49%, 7/18/08 (l)	73,008	73,008
American Honda Finance Corp.
2.71%, 9/11/08 (l)	54,756	54,756
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	299,274	299,274
Bancaja U.S. Debt S.A.U.
2.84%, 7/10/09 (l)	243,173	243,173
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	854,194	854,194
Bank of Ireland
2.13%, 12/29/08 (l)	365,031	365,031
Bank of Montreal/Chicago
2.80%, 3/12/09 (l)	635,170	635,170
Bank of Scotland plc/London
3.25%, 7/1/08	578,406	578,406
2.12%, 7/17/08 (l)	153,317	153,317
Bayerische Landesbank/New York
2.54%, 8/22/08 (l)	365,040	365,040
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	167,918	167,918
BCP Finance Bank Ltd.
2.52%, 9/2/08 (l)	730,080	730,080
Bear Stearns Cos., Inc.
2.63%, 3/23/09 (l)	182,520	182,520
Beta Finance, Inc.
2.13%, 2/17/09 (l)	291,954	291,954
2.12%, 5/11/09 (l)	437,944	437,944
Calyon/New York
2.12%, 10/14/08 (l)	985,512	985,512
2.16%, 7/2/10 (l)	364,887	364,887
CAM U.S. Finance S.A.U.
2.92%, 2/2/09 (l)	459,951	459,951
CC USA, Inc.
2.13%, 2/12/09 (l)	255,459	255,459
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	416,146	416,146
Comerica Bank
2.12%, 8/7/08 (l)	211,705	211,705
2.74%, 1/12/09 (l)	335,894	335,894
2.50%, 3/16/09 (l)	423,427	423,427
2.52%, 6/19/09 (l)	459,993	459,993
2.53%, 6/19/09 (l)	262,816	262,816
Commerzbank AG/New York
2.60%, 7/14/08	365,040	365,040

	Principal Amount	Value (Note 1)
Commonwealth Bank of Australia
2.50%, 8/22/08 (l)	$182,520	$182,520
Deutsche Bank AG/Singapore
3.50%, 7/1/08	180,512	180,512
Deutsche Bank Securities, Inc.,
Repurchase Agreements
2.50%, 7/1/08 (r)	3,650,402	3,650,402
2.80%, 7/1/08 (r)	2,601,526	2,601,526
Fifth Third Bancorp
2.49%, 8/22/08 (l)	43,805	43,805
Five Finance, Inc.
2.13%, 2/23/09 (l)	145,974	145,974
General Electric Capital Corp.
2.58%, 2/19/09 (l)	182,520	182,520
2.15%, 3/12/10 (l)	335,837	335,837
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	635,170	635,170
2.54%, 9/12/08 (l)	138,715	138,715
2.60%, 12/23/08 (l)	186,188	186,188
2.16%, 3/27/09 (l)	569,463	569,463
ING Financial Markets LLC,
Repurchase Agreements
2.35%, 7/1/08 (r)	12,776,404	12,776,404
2.95%, 7/1/08 (r)	5,475,602	5,475,602
Landesbank Baden-Wuerttemberg/New York
3.70%, 7/1/08	419,951	419,951
Lehman Brothers Holdings, Inc.
2.62%, 8/21/09 (l)	365,040	365,040
Links Finance LLC
2.12%, 6/22/09 (l)	474,433	474,433
MassMutual Global Funding II
2.15%, 3/26/10 (l)	613,267	613,267
MBIA Global Funding LLC
2.12%, 9/25/08 (l)	255,528	255,528
2.11%, 1/23/09 (l)	255,528	255,528
2.12%, 3/13/09 (l)	80,309	80,309
Merrill Lynch & Co., Inc.
2.51%, 5/8/09 (l)	350,439	350,439
2.17%, 6/29/09 (l)	219,024	219,024
Monumental Global Funding II
2.15%, 3/26/10 (l)	562,162	562,162
2.18%, 5/26/10 (l)	51,106	51,106
Monumental Global Funding Ltd.
2.69%, 5/24/10 (l)	186,170	186,170
Morgan Stanley
3.22%, 2/9/09 (l)	431,565	431,565
New York Life Global Funding
2.50%, 3/30/09 (l)	255,528	255,528
Pricoa Global Funding I
2.12%, 9/22/08 (l)	620,568	620,568
2.16%, 12/15/09 (l)	146,016	146,016
2.15%, 6/25/10 (l)	328,470	328,470
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	58,406	58,406
SLM Corp.
2.87%, 12/15/08 (l)	140,573	140,573
Societe Generale North America S.A./New York,
Repurchase Agreement
2.75%, 7/1/08 (r)	1,825,201	1,825,201
Tango Finance Corp.
2.13%, 6/25/09 (l)	481,679	481,679
Transamerica Occidental Life Insurance Co.
2.62%, 2/13/09 (l)	219,024	219,024
UniCredito Italiano Bank (Ireland) plc
2.48%, 8/8/08 (l)	146,016	146,016
2.50%, 8/14/08 (l)	146,016	146,016
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	109,512	109,512

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
2.62%, 8/3/09 (l)	$657,072	$657,072
Western Corporate Federal Credit Union
2.13%, 9/25/08 (l)	43,805	43,805

Total Short-Term Investments of Cash Collateral for Securities Loaned		46,994,213

Time Deposit (2.9%)
JPMorgan Chase Nassau
1.49%, 7/1/08	14,345,231	14,345,231

Total Short-Term Investments (12.4%) (Amortized Cost $61,339,444)		61,339,444

Total Investments (109.3%) (Cost/Amortized Cost $550,430,952)		541,414,825
Other Assets Less Liabilities (-9.3%)		(45,869,846)

Net Assets (100%)		$495,544,979

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $5,414,473 or 1.09% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$448,418,028	$92,996,797	$—	$541,414,825
Other Investments*	—	—	—	—

Total	$448,418,028	$92,996,797	$—	$541,414,825

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$166,346,614
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$70,378,726

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,137,754
Aggregate gross unrealized depreciation	(64,201,484)

Net unrealized depreciation	$(9,063,730)

Federal income tax cost of investments	$550,478,555

At June 30, 2008, the Portfolio had loaned securities with a total value of $45,357,650. This was secured by collateral of $46,994,213 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $75 as brokerage commissions with BIDS Trading, L.P., $11,321 with Morgan Stanley & Co., Inc. and $726 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.2%)
Hotels, Resorts & Leisure (6.2%)
Gaylord Entertainment Co.*	37,270	$892,989
Millennium & Copthorne Hotels plc	178,190	1,153,515
Morgans Hotel Group Co.*	423,623	4,363,317
Starwood Hotels & Resorts Worldwide, Inc.	903,555	36,205,449

Total Consumer Discretionary		42,615,270

Financials (87.3%)
Diversified REIT’s (6.5%)
Liberty Property Trust (REIT)	458,064	15,184,822
PS Business Parks, Inc. (REIT)	78,262	4,038,319
Vornado Realty Trust (REIT)	292,517	25,741,496

		44,964,637

Industrial REIT’s (5.0%)
AMB Property Corp. (REIT)	250,794	12,635,002
DCT Industrial Trust, Inc. (REIT)	78,811	652,555
ProLogis (REIT)	392,851	21,351,452

		34,639,009

Mortgage REIT’s (0.1%)
Care Investment Trust, Inc. (REIT)	84,730	799,004

Office REIT’s (11.5%)
Boston Properties, Inc. (REIT)	391,723	35,341,249
Brandywine Realty Trust (REIT)	65,801	1,037,024
Douglas Emmett, Inc. (REIT)	231,664	5,089,658
Duke Realty Corp. (REIT)	593,390	13,321,605
Highwoods Properties, Inc. (REIT)	21,397	672,294
Kilroy Realty Corp. (REIT)	114,441	5,382,160
Mack-Cali Realty Corp. (REIT)	491,158	16,782,869
Parkway Properties, Inc./ Maryland (REIT)	47,162	1,590,774

		79,217,633

Real Estate Management & Development (6.3%)
Brookfield Properties Corp	1,651,630	29,382,498
Forest City Enterprises, Inc., Class A	432,028	13,919,942

		43,302,440

Residential REIT’s (20.1%)
American Campus Communities, Inc. (REIT)	21,758	605,743
Apartment Investment & Management Co. (REIT)	1,597	54,394
AvalonBay Communities, Inc. (REIT)	470,344	41,935,871
BRE Properties, Inc. (REIT)	88,564	3,833,050
Camden Property Trust (REIT)	394,486	17,459,950
Equity Lifestyle Properties, Inc. (REIT)	227,730	10,020,120
Equity Residential (REIT)	1,241,919	47,528,240
Essex Property Trust, Inc. (REIT)	30,229	3,219,389
Post Properties, Inc. (REIT)	472,354	14,052,531

		138,709,288

Retail REIT’s (21.1%)
Acadia Realty Trust (REIT)	219,196	5,074,387
Developers Diversified Realty Corp. (REIT)	6,190	214,855
Equity One, Inc. (REIT)	11,646	239,325
Federal Realty Investment Trust (REIT)	214,500	14,800,500
General Growth Properties, Inc. (REIT)	324,779	11,377,008
Macerich Co. (REIT)	309,465	19,227,061

	Number of Shares	Value (Note 1)
Ramco-Gershenson Properties Trust (REIT)	116,526	$2,393,444
Regency Centers Corp. (REIT)	463,027	27,374,156
Simon Property Group, Inc. (REIT)	657,524	59,104,832
Taubman Centers, Inc. (REIT)	117,458	5,714,332
Weingarten Realty Investors (REIT)	7,830	237,406

		145,757,306

Specialized REIT’s (16.7%)
DiamondRock Hospitality Co. (REIT)	188,501	2,052,776
Extendicare Real Estate Investment Trust (REIT)	29,960	264,137
Healthcare Realty Trust, Inc. (REIT)	558,276	13,270,220
Hersha Hospitality Trust (REIT)	423,763	3,199,411
Host Hotels & Resorts, Inc. (REIT)	2,176,401	29,707,874
National Health Investors Inc. (REIT)	10,280	293,083
Plum Creek Timber Co., Inc. (REIT)	411,358	17,569,100
Public Storage (REIT)	179,296	14,485,324
Senior Housing Properties Trust (REIT)	813,463	15,886,932
Sovran Self Storage, Inc. (REIT)	147,787	6,142,028
Strategic Hotels & Resorts, Inc. (REIT)	1,046,447	9,805,208
Sunstone Hotel Investors, Inc. (REIT)	154,270	2,560,882
Ventas, Inc. (REIT)	7,780	331,195

		115,568,170

Total Financials		602,957,487

Health Care (1.8%)
Health Care Providers & Services (1.8%)
Assisted Living Concepts, Inc., Class A*	756,589	4,161,239
Brookdale Senior Living, Inc.	404,110	8,227,680

Total Health Care		12,388,919

Total Common Stocks (95.3%) (Cost $771,365,594)		657,961,676

	Principal Amount
SHORT-TERM INVESTMENTS:
Time Deposit (5.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $34,549,663)	$34,549,663	34,549,663

Total Investments (100.3%) (Cost/Amortized Cost $805,915,257)		692,511,339
Other Assets Less Liabilities (-0.3%)		(1,734,154)

Net Assets (100%)		$690,777,185

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$656,544,024	$35,967,315	$—	$692,511,339
Other Investments*	—	—	—	—

Total	$656,544,024	$35,967,315	$—	$692,511,339

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$133,088,042
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$135,544,214

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,302,827
Aggregate gross unrealized depreciation	(114,960,331)

Net unrealized depreciation	$(113,657,504)

Federal income tax cost of investments	$806,168,843

For the six months ended June 30, 2008, the Portfolio incurred approximately $68 as brokerage commissions with Morgan Stanley & Co., Inc. and $252 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $372,489,682)	$337,947,281
Unaffiliated Issuers (Cost $22,541,775)	26,219,891
Cash	287,541
Receivable for securities sold	284,447
Dividends, interest and other receivables	1,681
Other assets	1,914

Total assets	364,742,755

LIABILITIES
Distribution fees payable - Class IB	77,459
Administrative fees payable	10,597
Trustees’ fees payable	3,394
Accrued expenses	89,330

Total liabilities	180,780

NET ASSETS	$364,561,975

Net assets were comprised of:
Paid in capital	$402,490,469
Accumulated net investment loss	(189,897)
Accumulated net realized loss	(6,874,312)
Unrealized depreciation on investments	(30,864,285)

Net assets	$364,561,975

Class IB
Net asset value, offering and redemption price per share, $364,561,975 / 18,265,305 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$476,490
Interest	13,329

Total income	489,819

EXPENSES
Distribution fees - Class IB	489,033
Administrative fees	310,827
Investment management fees	195,610
Custodian fees	49,726
Printing and mailing expenses	41,836
Professional fees	25,158
Trustees’ fees	3,631
Miscellaneous	6,772

Gross expenses	1,122,593
Less: Waiver from investment advisor	(438,194)
Fees paid indirectly	(7,472)

Net expenses	676,927

NET INVESTMENT LOSS	(187,108)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities ($7,400,614 of realized loss from affiliates)	(6,614,311)
Net change in unrealized depreciation on securities	(18,755,389)

NET REALIZED AND UNREALIZED LOSS	(25,369,700)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,556,808)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(187,108)	$6,766,325
Net realized gain (loss) on investments	(6,614,311)	39,323,122
Net change in unrealized depreciation on investments	(18,755,389)	(24,008,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,556,808)	22,081,309

DIVIDENDS:
Class IB
Dividends from net investment income	—	(15,808,483)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 230,730 and 406,686 shares, respectively ]	4,708,740	8,841,644
Capital shares issued in reinvestment of dividends [ 0 and 753,051 shares, respectively ]	—	15,808,483
Capital shares repurchased [ (2,238,001) and (4,962,441) shares, respectively ]	(45,685,321)	(108,230,719)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,976,581)	(83,580,592)

TOTAL DECREASE IN NET ASSETS	(66,533,389)	(77,307,766)
NET ASSETS:
Beginning of period	431,095,364	508,403,130

End of period (a)	$364,561,975	$431,095,364

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(189,897)	$(2,789)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,311,686,453)	$1,161,890,382
Unaffiliated Issuers (Amortized Cost $775,564)	775,564
Cash	1,168,621
Receivable from investment manager	32,420
Dividends, interest and other receivables	3,949

Total assets	1,163,870,936

LIABILITIES
Distribution fees payable - Class IB	243,804
Trustees’ fees payable	2,045
Accrued expenses	136,742

Total liabilities	382,591

NET ASSETS	$1,163,488,345

Net assets were comprised of:
Paid in capital	$1,314,783,742
Accumulated net investment loss	(1,210,074)
Accumulated net realized loss	(289,252)
Unrealized depreciation on investments	(149,796,071)

Net assets	$1,163,488,345

Class IA
Net asset value, offering and redemption price per share, $86,660 / 10,206 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.49

Class IB
Net asset value, offering and redemption price per share, $1,163,401,685 / 137,209,936 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$42,342

EXPENSES
Distribution fees - Class IB	1,252,125
Administrative fees	769,264
Investment management fees	250,614
Printing and mailing expenses	100,881
Professional fees	29,175
Custodian fees	19,891
Trustees’ fees	8,278
Miscellaneous	2,889

Gross expenses	2,433,117
Less: Waiver from investment advisor	(1,019,878)
Reimbursement from investment advisor	(161,114)

Net expenses	1,252,125

NET INVESTMENT LOSS	(1,209,783)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(291,325)
Net change in unrealized depreciation on securities	(120,717,484)

NET REALIZED AND UNREALIZED LOSS	(121,008,809)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(122,218,592)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	April 30, 2007* to December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,209,783)	$9,877,585
Net realized gain (loss) on investments	(291,325)	1,274,961
Net change in unrealized depreciation on investments	(120,717,484)	(29,078,587)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(122,218,592)	(17,926,041)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,537)
Class IB	—	(11,191,942)

	—	(11,193,479)

Distributions from net realized capital gains
Class IA	—	(5)
Class IB	—	(40,787)

	—	(40,792)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,234,271)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 10,260 and 0 shares, respectively ]	94,095	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 162 shares, respectively ]	—	1,542
Capital shares repurchased [ (10,216) and 0 shares, respectively ]	(94,095)	—

Total Class IA transactions	—	1,542

Class IB
Capital shares sold [ 54,449,252 and 87,455,541 shares, respectively ]	490,227,239	868,199,266
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,181,846 shares, respectively ]	—	11,232,729
Capital shares repurchased [ (3,369,768) and (2,516,935) shares, respectively ]	(30,248,147)	(24,745,380)

Total Class IB transactions	459,979,092	854,686,615

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	459,979,092	854,688,157

TOTAL INCREASE IN NET ASSETS	337,760,500	825,527,845
NET ASSETS:
Beginning of period	825,727,845	200,000

End of period (a)	$1,163,488,345	$825,727,845

(a) Includes accumulated net investment loss overdistributed net investment income of	$(1,210,074)	$(291)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $42,034,665)	$38,348,344
Cash	1,873
Receivable from Separate Accounts for Trust shares sold	59,644
Receivable from investment manager	6,495
Dividends, interest and other receivables	372

Total assets	38,416,728

LIABILITIES
Payable for securities purchased	175,708
Payable to Separate Accounts for Trust shares redeemed	5,556
Distribution fees payable - Class IB	353
Trustees’ fees payable	67
Accrued expenses	56,041

Total liabilities	237,725

NET ASSETS	$38,179,003

Net assets were comprised of:
Paid in capital	$40,948,468
Accumulated undistributed net investment income	858,281
Accumulated undistributed net realized gain	58,575
Unrealized depreciation on investments	(3,686,321)

Net assets	$38,179,003

Class IA
Net asset value, offering and redemption price per share, $36,526,449 / 3,430,492 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.65

Class IB
Net asset value, offering and redemption price per share, $1,652,554 / 155,340 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$769,417
Interest	7,184

Total income	776,601

EXPENSES
Investment management fees	45,976
Administrative fees	26,461
Professional fees	22,068
Printing and mailing expenses	2,844
Custodian fees	2,486
Distribution fees - Class IB	2,152
Trustees’ fees	155
Miscellaneous	2,934

Gross expenses	105,076
Less: Waiver from investment advisor	(56,990)
Fees paid indirectly	(36,174)

Net expenses	11,912

NET INVESTMENT INCOME	764,689

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	54,634
Net change in unrealized depreciation on securities	(4,368,404)

NET REALIZED AND UNREALIZED LOSS	(4,313,770)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,549,081)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$764,689	$280,618
Net realized gain on investments	54,634	81,576
Net change in unrealized depreciation on investments	(4,368,404)	313,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,549,081)	675,895

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(190,175)
Class IB	—	(27,944)

	—	(218,119)

Distributions from net realized capital gains
Class IA	—	(61,122)
Class IB	—	(10,167)

	—	(71,289)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(289,408)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,605,204 and 706,564 shares, respectively ]	29,966,545	8,453,317
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,737 shares, respectively ]	—	251,297
Capital shares repurchased [ (147,845) and (59,021) shares, respectively ]	(1,665,154)	(712,522)

Total Class IA transactions	28,301,391	7,992,092

Class IB
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,293 shares, respectively ]	—	38,111

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,301,391	8,030,203

TOTAL INCREASE IN NET ASSETS	24,752,310	8,416,690
NET ASSETS:
Beginning of period	13,426,693	5,010,003

End of period (a)	$38,179,003	$13,426,693

(a) Includes accumulated undistributed net investment income of	$858,281	$93,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $200,000)	$197,456
Receivable from investment manager	40,499

Total assets	237,955

LIABILITIES
Distribution fees payable - Class IB	49
Trustees’ fees payable	2
Accrued expenses	40,595

Total liabilities	40,646

NET ASSETS	$197,309

Net assets were comprised of:
Paid in capital	$200,000
Accumulated net investment loss	(147)
Unrealized depreciation on investments	(2,544)

Net assets	$197,309

Class IA
Net asset value, offering and redemption price per share, $98,679 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

Class IB
Net asset value, offering and redemption price per share, $98,630 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2008* (Unaudited)

INVESTMENT INCOME	$—

EXPENSES
Professional fees	19,674
Custodian fees	19,672
Administrative fees	17,361
Investment management fees	98
Distribution fees - Class IB	49
Printing and mailing expenses	20
Trustees’ fees	2
Miscellaneous	1,229

Gross expenses	58,105
Less: Waiver from investment advisor	(17,459)
Reimbursement from investment advisor	(40,499)

Net expenses	147

NET INVESTMENT LOSS	(147)

UNREALIZED LOSS
Net change in unrealized depreciation on securities	(2,544)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,691)

STATEMENT OF CHANGES IN NET ASSETS

January 2, 2008* to June 30, 2008 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(147)
Net change in unrealized depreciation on investments	(2,544)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(2,691)
NET ASSETS:
Beginning of period	200,000

End of period (a)	$197,309

(a) Includes accumulated net investment loss of	$(147)

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $200,019)	$193,895
Receivable from investment manager	40,500

Total assets	234,395

LIABILITIES
Distribution fees payable - Class IB	48
Trustees’ fees payable	2
Accrued expenses	40,595

Total liabilities	40,645

NET ASSETS	$193,750

Net assets were comprised of:
Paid in capital	$200,000
Accumulated net investment loss	(145)
Accumulated undistributed net realized gain	19
Unrealized depreciation on investments	(6,124)

Net assets	$193,750

Class IA
Net asset value, offering and redemption price per share, $96,899 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

Class IB
Net asset value, offering and redemption price per share, $96,851 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2008* (Unaudited)

INVESTMENT INCOME	$—

EXPENSES
Professional fees	19,674
Custodian fees	19,672
Administrative fees	17,359
Investment management fees	97
Distribution fees - Class IB	48
Printing and mailing expenses	20
Trustees’ fees	2
Miscellaneous	1,229

Gross expenses	58,101
Less: Waiver from investment advisor	(17,456)
Reimbursement from investment advisor	(40,500)

Net expenses	145

NET INVESTMENT LOSS	(145)

REALIZED AND UNREALIZED LOSS
Net realized gain on securities (All realized gain from affiliates)	19
Net change in unrealized depreciation on securities	(6,124)

NET REALIZED AND UNREALIZED LOSS	(6,105)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,250)

STATEMENT OF CHANGES IN NET ASSETS

January 2, 2008* to June 30, 2008 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(145)
Net realized gain on investments	19
Net change in unrealized depreciation on investments	(6,124)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(6,250)
NET ASSETS:
Beginning of period	200,000

End of period (a)	$193,750

(a) Includes accumulated net investment loss of	$(145)

* The Portfolio commenced operations on January 2, 2008.
See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $199,989)	$191,464
Receivable from investment manager	40,501

Total assets	231,965

LIABILITIES
Distribution fees payable - Class IB	48
Trustees’ fees payable	2
Accrued expenses	40,595

Total liabilities	40,645

NET ASSETS	$191,320

Net assets were comprised of:
Paid in capital	$200,000
Accumulated net investment loss	(144)
Accumulated net realized loss	(11)
Unrealized depreciation on investments	(8,525)

Net assets	$191,320

Class IA
Net asset value, offering and redemption price per share, $95,684 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

Class IB
Net asset value, offering and redemption price per share, $95,636 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.56

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2008* (Unaudited)

INVESTMENT INCOME	$—

EXPENSES
Professional fees	19,674
Custodian fees	19,672
Administrative fees	17,358
Investment management fees	96
Distribution fees - Class IB	48
Printing and mailing expenses	20
Trustees’ fees	2
Miscellaneous	1,229

Gross expenses	58,099
Less: Waiver from investment advisor	(17,454)
Reimbursement from investment advisor	(40,501)

Net expenses	144

NET INVESTMENT LOSS	(144)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(11)
Net change in unrealized depreciation on securities	(8,525)

NET REALIZED AND UNREALIZED LOSS	(8,536)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,680)

STATEMENT OF CHANGES IN NET ASSETS

January 2, 2008* to June 30, 2008 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(144)
Net realized loss on investments	(11)
Net change in unrealized depreciation on investments	(8,525)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(8,680)
NET ASSETS:
Beginning of period	200,000

End of period (a)	$191,320

(a) Includes accumulated net investment loss of	$(144)

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $199,918)	$187,325
Receivable from investment manager	40,503

Total assets	227,828

LIABILITIES
Distribution fees payable - Class IB	48
Trustees’ fees payable	2
Accrued expenses	40,595

Total liabilities	40,645

NET ASSETS	$187,183

Net assets were comprised of:
Paid in capital	$200,000
Accumulated net investment loss	(142)
Accumulated net realized loss	(82)
Unrealized depreciation on investments	(12,593)

Net assets	$187,183

Class IA
Net asset value, offering and redemption price per share, $93,615 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.36

Class IB
Net asset value, offering and redemption price per share, $93,568 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.36

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2008* (Unaudited)

INVESTMENT INCOME	$—

EXPENSES
Professional fees	19,674
Custodian fees	19,672
Administrative fees	17,356
Investment management fees	95
Distribution fees - Class IB	47
Printing and mailing expenses	20
Trustees’ fees	2
Miscellaneous	1,229

Gross expenses	58,095
Less: Waiver from investment advisor	(17,451)
Reimbursement from investment advisor	(40,502)

Net expenses	142

NET INVESTMENT LOSS	(142)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(82)
Net change in unrealized depreciation on securities	(12,593)

NET REALIZED AND UNREALIZED LOSS	(12,675)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,817)

STATEMENT OF CHANGES IN NET ASSETS

January 2, 2008* to June 30, 2008 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(142)
Net realized loss on investments	(82)
Net change in unrealized depreciation on investments	(12,593)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(12,817)
NET ASSETS:
Beginning of period	200,000

End of period (a)	$187,183

(a) Includes accumulated net investment loss of	$(142)

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $274,864)	$256,110
Receivable from investment manager	40,501
Dividends, interest and other receivables	3

Total assets	296,614

LIABILITIES
Overdraft payable	2
Distribution fees payable - Class IB	49
Trustees’ fees payable	2
Accrued expenses	40,595

Total liabilities	40,648

NET ASSETS	$255,966

Net assets were comprised of:
Paid in capital	$274,975
Accumulated net investment loss	(142)
Accumulated net realized loss	(113)
Unrealized depreciation on investments	(18,754)

Net assets	$255,966

Class IA
Net asset value, offering and redemption price per share, $92,038 / 10,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.20

Class IB
Net asset value, offering and redemption price per share, $163,928 / 17,820 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.20

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2008* (Unaudited)

INVESTMENT INCOME
Interest	$3

EXPENSES
Professional fees	19,674
Custodian fees	19,672
Administrative fees	17,358
Investment management fees	96
Distribution fees - Class IB	49
Printing and mailing expenses	20
Trustees’ fees	2
Miscellaneous	1,229

Gross expenses	58,100
Less: Waiver from investment advisor	(17,454)
Reimbursement from investment advisor	(40,501)

Net expenses	145

NET INVESTMENT LOSS	(142)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(113)
Net change in unrealized depreciation on securities	(18,754)

NET REALIZED AND UNREALIZED LOSS	(18,867)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,009)

STATEMENT OF CHANGES IN NET ASSETS

January 2, 2008* to June 30, 2008 (Unaudited)
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(142)
Net realized loss on investments	(113)
Net change in unrealized depreciation on investments	(18,754)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(19,009)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,822 shares ]	74,997
Capital shares repurchased [ (2) shares ]	(22)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	74,975

TOTAL INCREASE IN NET ASSETS	55,966
NET ASSETS:
Beginning of period	200,000

End of period (a)	$255,966

(a) Includes accumulated net investment loss of	$(142)

* The Portfolio commenced operations on January 2, 2008.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value: (Securities on loan at market value $1,177,702,823)
Unaffiliated issuers (Cost $ 8,112,724,113)	$7,587,285,854
Affiliated issuers (Cost $279,271,723)	167,150,180
Cash	2,723,589
Receivable for securities sold	45,629,183
Dividends, interest and other receivables	7,685,750
Receivable from Separate Accounts for Trust shares sold	1,763,390
Variation margin receivable on futures contracts	38,875
Other assets	90,245

Total assets	7,812,367,066

LIABILITIES
Collateral held for loaned securities	1,186,247,530
Payable for securities purchased	59,291,397
Payable to Separate Accounts for Trust shares redeemed	3,936,126
Investment management fees payable	2,790,498
Distribution fees payable - Class IB	353,911
Trustees’ fees payable	185,142
Administrative fees payable	583,316
Accrued expenses	316,424

Total liabilities	1,253,704,344

NET ASSETS	$6,558,662,722

Net assets were comprised of:
Paid in capital	$7,912,127,197
Accumulated undistributed net investment income	51,200,073
Accumulated net realized loss	(766,577,670)
Unrealized depreciation on investments and futures	(638,086,878)

Net assets	$6,558,662,722

Class IA
Net asset value, offering and redemption price per share, $4,957,806,714 / 298,500,029 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.61

Class IB
Net asset value, offering and redemption price per share, $1,600,856,008 / 97,036,993 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $165,556 foreign withholding tax)	$71,487,321
Interest	486,722
Securities lending (net)	3,632,927

Total income	75,606,970

EXPENSES
Investment management fees	17,927,453
Administrative fees	3,768,440
Distribution fees - Class IB	2,280,416
Printing and mailing expenses	791,031
Professional fees	104,827
Trustees’ fees	70,143
Custodian fees	6,818
Miscellaneous	88,452

Gross expenses	25,037,580
Less: Fees paid indirectly	(320,025)

Net expenses	24,717,555

NET INVESTMENT INCOME	50,889,415

REALIZED AND UNREALIZED LOSS
Realized loss on:
Securities (net of $5,799,960 of net realized loss from affiliates)	(20,290,227)
Futures	(2,324,854)

Net realized loss	(22,615,081)

Change in unrealized depreciation on:
Securities	(1,520,890,764)
Futures	(356,976)

Net change in unrealized depreciation	(1,521,247,740)

NET REALIZED AND UNREALIZED LOSS	(1,543,862,821)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,492,973,406)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$50,889,415	$104,383,037
Net realized gain (loss) on investments and futures	(22,615,081)	674,116,769
Net change in unrealized depreciation on investments and futures	(1,521,247,740)	(432,781,324)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,492,973,406)	345,718,482

DIVIDENDS:
Dividends from net investment income
Class IA	—	(83,043,509)
Class IB	—	(21,688,319)

TOTAL DIVIDENDS	—	(104,731,828)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,711,932 and 2,703,693 shares, respectively ]	31,650,527	55,238,691
Capital shares issued in reinvestment of dividends [ 0 and 4,172,376 shares, respectively ]	—	83,043,509
Capital shares repurchased [ (20,236,580) and (49,220,641) shares, respectively ]	(373,778,095)	(1,008,118,370)

Total Class IA transactions	(342,127,568)	(869,836,170)

Class IB
Capital shares sold [ 3,312,945 and 6,810,943 shares, respectively ]	60,739,801	139,060,368
Capital shares issued in reinvestment of dividends [ 0 and 1,095,569 shares, respectively ]	—	21,688,319
Capital shares repurchased [ (9,989,881) and (24,318,367) shares, respectively ]	(182,801,610)	(495,754,829)

Total Class IB transactions	(122,061,809)	(335,006,142)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(464,189,377)	(1,204,842,312)

TOTAL DECREASE IN NET ASSETS	(1,957,162,783)	(963,855,658)
NET ASSETS:
Beginning of period	8,515,825,505	9,479,681,163

End of period (a)	$6,558,662,722	$8,515,825,505

(a) Includes accumulated undistributed net investment income of	$51,200,073	$310,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $839,522,185) (Securities on loan at market value $221,939,320)	$837,380,054
Dividends, interest and other receivables	7,331,097
Receivable from Separate Accounts for Trust shares sold	1,458,271
Receivable for securities sold	418,603
Other assets	8,184

Total assets	846,596,209

LIABILITIES
Overdraft payable	659
Collateral held for loaned securities	125,282,006
Payable to Separate Accounts for Trust shares redeemed	1,908,526
Investment management fees payable	296,033
Distribution fees payable - Class IB	101,139
Administrative fees payable	61,842
Trustees’ fees payable	12,073
Accrued expenses	104,463

Total liabilities	127,766,741

NET ASSETS	$718,829,468

Net assets were comprised of:
Paid in capital	$731,612,264
Accumulated undistributed net investment income	12,913,776
Accumulated net realized loss	(23,554,441)
Unrealized depreciation on investments	(2,142,131)

Net assets	$718,829,468

Class IA
Net asset value, offering and redemption price per share, $227,836,258 / 22,812,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

Class IB
Net asset value, offering and redemption price per share, $490,993,210 / 49,515,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$15,308,710
Securities lending (net)	626,364

Total income	15,935,074

EXPENSES
Investment management fees	1,854,870
Distribution fees - Class IB	635,840
Administrative fees	387,830
Printing and mailing expenses	77,588
Professional fees	34,210
Trustees’ fees	6,581
Miscellaneous	8,496

Total expenses.	3,005,415

NET INVESTMENT INCOME	12,929,659

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	6,555,228
Net change in unrealized depreciation on securities	(13,890,875)

NET REALIZED AND UNREALIZED LOSS	(7,335,647)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,594,012

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,929,659	$29,887,126
Net realized gain on investments	6,555,228	1,096,756
Net change in unrealized appreciation (depreciation) on investments	(13,890,875)	15,721,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,594,012	46,705,296

DIVIDENDS:
Dividends from net investment income
Class IA	—	(10,373,012)
Class IB	—	(20,090,157)

TOTAL DIVIDENDS	—	(30,463,169)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,626,324 and 3,912,990 shares, respectively ]	36,488,249	38,795,574
Capital shares issued in reinvestment of dividends [ 0 and 1,056,275 shares, respectively ]	—	10,373,012
Capital shares repurchased [ (3,843,788) and (4,935,110) shares, respectively ]	(38,637,977)	(48,825,099)

Total Class IA transactions	(2,149,728)	343,487

Class IB
Capital shares sold [ 12,043,408 and 10,099,316 shares, respectively ]	120,619,912	99,786,516
Capital shares issued in reinvestment of dividends [ 0 and 2,057,756 shares, respectively ]	—	20,090,157
Capital shares repurchased [ (10,392,796) and (14,874,226) shares, respectively ]	(103,837,808)	(146,662,293)

Total Class IB transactions	16,782,104	(26,785,620)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,632,376	(26,442,133)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,226,388	(10,200,006)
NET ASSETS:
Beginning of period	698,603,080	708,803,086

End of period (a)	$718,829,468	$698,603,080

(a) Includes accumulated undistributed (overdistributed) net investment income of	$12,913,776	$(15,883)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)
ASSETS
Investments at value (Cost $3,090,735,966) (Securities on loan at market value $269,866,595)	$3,252,671,613
Cash	11,972,015
Foreign cash (Cost $7,568,049)	7,594,587
Cash Held at Broker as Collateral	4,876,582
Dividends, interest and other receivables	7,928,053
Receivable for securities sold	5,398,762
Receivable from Separate Accounts for Trust shares sold	891,513
Variation margin receivable on futures contracts	25,285
Other assets	31,734

Total assets	3,291,390,144

LIABILITIES
Collateral held for loaned securities	278,142,523
Payable for securities purchased	3,430,254
Payable to Separate Accounts for Trust shares redeemed	2,776,428
Investment management fees payable	1,686,627
Distribution fees payable - Class IB	323,034
Administrative fees payable	256,842
Trustees’ fees payable	35,571
Accrued expenses	1,033,568

Total liabilities	287,684,847

NET ASSETS	$3,003,705,297

Net assets were comprised of:
Paid in capital	$2,749,675,982
Accumulated undistributed net investment income	58,433,089
Accumulated undistributed net realized gain	33,843,672
Unrealized appreciation on investments, futures and foreign currency translations	161,752,554

Net assets	$3,003,705,297

Class IA
Net asset value, offering and redemption price per share, $1,475,169,071 / 114,100,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.93

Class IB
Net asset value, offering and redemption price per share, $1,528,536,226 / 120,213,750 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,463,746 foreign withholding tax)	$65,213,273
Interest	532,570
Securities lending (net)	3,771,972

Total income	69,517,815

EXPENSES
Investment management fees	11,057,191
Distribution fees - Class IB	1,985,340
Administrative fees	1,587,986
Custodian fees	770,764
Printing and mailing expenses	330,611
Professional fees	66,709
Trustees’ fees	28,994
Miscellaneous	54,446

Gross expenses	15,882,041
Less: Waiver from investment advisor	(600,362)

Net expenses	15,281,679

NET INVESTMENT INCOME	54,236,136

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,447,274
Futures	(3,467,307)
Foreign currency transactions	(427,554)

Net realized gain	3,552,413

Change in unrealized appreciation (depreciation) on:
Securities	(425,149,474)
Futures	(843,499)
Foreign currency translations	189,942

Net change in unrealized depreciation	(425,803,031)

NET REALIZED AND UNREALIZED LOSS	(422,250,618)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(368,014,482)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$54,236,136	$52,177,543
Net realized gain on investments, futures and foreign currency transactions	3,552,413	303,405,972
Net change in unrealized depreciation on investments, futures and foreign currency translations	(425,803,031)	(4,349,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(368,014,482)	351,234,183

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(25,773,079)
Class IB	—	(21,549,917)

	—	(47,322,996)

Distributions from net realized capital gains
Class IA	—	(149,990,902)
Class IB	—	(150,797,028)

	—	(300,787,930)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(348,110,926)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,284,442 and 6,764,453 shares, respectively ]	30,438,051	103,985,701
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,392,795 shares, respectively ]	—	175,763,981
Capital shares repurchased [ (6,593,317) and (11,894,484) shares, respectively ]	(87,954,987)	(181,809,290)

Total Class IA transactions	(57,516,936)	97,940,392

Class IB
Capital shares sold [ 9,561,173 and 30,149,971 shares, respectively ]	125,242,780	459,440,397
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,349,691 shares, respectively ]	—	172,346,945
Capital shares repurchased [ (11,382,726) and (14,875,309) shares, respectively ]	(148,934,850)	(224,657,676)

Total Class IB transactions	(23,692,070)	407,129,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(81,209,006)	505,070,058

TOTAL INCREASE (DECREASE) IN NET ASSETS	(449,223,488)	508,193,315
NET ASSETS:
Beginning of period	3,452,928,785	2,944,735,470

End of period (a)	$3,003,705,297	$3,452,928,785

(a) Includes accumulated undistributed net investment income of	$58,433,089	$4,196,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $662,435,657) (Securities on loan at market value $34,477,109)	$693,049,076
Receivable for securities sold	8,933,218
Receivable from Separate Accounts for Trust shares sold	600,632
Dividends, interest and other receivables	429,027
Other assets	7,953

Total assets	703,019,906

LIABILITIES
Collateral held for loaned securities	35,497,070
Payable for securities purchased	7,694,793
Payable to Separate Accounts for Trust shares redeemed	498,440
Investment management fees payable	370,672
Distribution fees payable - Class IB	139,635
Administrative fees payable	59,107
Trustees’ fees payable	12,207
Accrued expenses	56,724

Total liabilities	44,328,648

NET ASSETS	$658,691,258

Net assets were comprised of:
Paid in capital	$1,046,824,104
Accumulated net investment loss	(231,315)
Accumulated net realized loss	(418,514,950)
Unrealized appreciation on investments	30,613,419

Net assets	$658,691,258

Class IA
Net asset value, offering and redemption price per share, $7,449,881 / 941,175 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.92

Class IB
Net asset value, offering and redemption price per share, $651,241,377 / 84,100,448 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $39,993 foreign withholding tax)	$3,069,253
Interest	58,125
Securities lending (net)	171,889

Total income	3,299,267

EXPENSES
Investment management fees	3,057,237
Distribution fees - Class IB	840,898
Administrative fees	356,516
Printing and mailing expenses	71,928
Professional fees	28,837
Custodian fees	16,409
Trustees’ fees	6,294
Miscellaneous	3,949

Gross expenses	4,382,068
Less: Waiver from investment advisor	(824,054)
Fees paid indirectly	(41,447)

Net expenses	3,516,567

NET INVESTMENT LOSS	(217,300)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(10,605,106)
Net change in unrealized depreciation on securities	(77,828,787)

NET REALIZED AND UNREALIZED LOSS	(88,433,893)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(88,651,193)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(217,300)	$(1,370,931)
Net realized gain (loss) on investments	(10,605,106)	80,705,056
Net change in unrealized appreciation (depreciation) on investments	(77,828,787)	18,554,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(88,651,193)	97,888,215

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 158,292 and 215,927 shares, respectively ]	1,272,241	1,832,376
Capital shares repurchased [ (48,901) and (13,245,393) shares, respectively ]	(401,085)	(105,960,244)

Total Class IA transactions	871,156	(104,127,868)

Class IB
Capital shares sold [ 6,528,376 and 10,758,995 shares, respectively ]	51,650,101	90,004,406
Capital shares repurchased [ (8,513,130) and (19,525,509) shares, respectively ]	(67,098,672)	(158,990,422)

Total Class IB transactions	(15,448,571)	(68,986,016)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,577,415)	(173,113,884)

TOTAL DECREASE IN NET ASSETS	(103,228,608)	(75,225,669)
NET ASSETS:
Beginning of period	761,919,866	837,145,535

End of period (a)	$658,691,258	$761,919,866

(a) Includes accumulated net investment loss of	$(231,315)	$(14,015)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,049,691,163) (Securities on loan at market value $291,638,350)	$1,999,035,773
Receivable for securities sold	33,711,395
Dividends, interest and other receivables	16,835,151
Receivable from Separate Accounts for Trust shares sold	891,693
Other assets	11,374

Total assets	2,050,485,386

LIABILITIES
Overdraft payable	7,679,925
Collateral held for loaned securities	196,837,762
Payable for securities purchased	13,576,769
Payable to Separate Accounts for Trust shares redeemed	853,944
Investment management fees payable	758,527
Administrative fees payable	152,891
Distribution fees payable - Class IB	98,114
Trustees’ fees payable	22,808
Accrued expenses	234,497

Total liabilities	220,215,237

NET ASSETS	$1,830,270,149

Net assets were comprised of:
Paid in capital	$1,858,365,567
Accumulated undistributed net investment income	39,765,146
Accumulated net realized loss	(17,205,174)
Unrealized depreciation on investments and foreign currency translations	(50,655,390)

Net assets	$1,830,270,149

Class IA
Net asset value, offering and redemption price per share, $1,352,174,029 / 136,177,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

Class IB
Net asset value, offering and redemption price per share, $478,096,120 / 48,470,501 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$49,977,294
Dividends	218,286
Securities lending (net)	712,130

Total income	50,907,710

EXPENSES
Investment management fees	4,762,487
Administrative fees	963,288
Distribution fees - Class IB	612,405
Printing and mailing expenses	196,955
Custodian fees	114,659
Professional fees	42,207
Trustees’ fees	17,332
Miscellaneous	33,020

Total expenses	6,742,353

NET INVESTMENT INCOME	44,165,357

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(1,495,537)
Foreign currency transactions	5,856,937

Net realized gain	4,361,400

Change in unrealized depreciation on:
Securities	(47,045,906)
Foreign currency translations	(2,526,769)

Net change in unrealized depreciation	(49,572,675)

NET REALIZED AND UNREALIZED LOSS	(45,211,275)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,045,918)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,165,357	$95,480,413
Net realized gain on investments and foreign currency transactions	4,361,400	7,354,836
Net change in unrealized depreciation on investments and foreign currency translations	(49,572,675)	(4,490,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,045,918)	98,344,677

DIVIDENDS:
Dividends from net investment income
Class IA	—	(80,967,700)
Class IB	—	(24,054,542)

TOTAL DIVIDENDS	—	(105,022,242)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 5,077,086 and 19,205,156 shares, respectively ]	50,776,516	194,964,589
Capital shares issued in reinvestment of dividends [ 0 and 8,215,311 shares, respectively ]	—	80,967,700
Capital shares repurchased [ (25,456,674) and (35,342,578) shares, respectively ]	(255,070,540)	(360,086,330)

Total Class IA transactions	(204,294,024)	(84,154,041)

Class IB
Capital shares sold [ 5,619,654 and 11,173,419 shares, respectively ]	55,779,167	112,699,608
Capital shares issued in reinvestment of dividends [ 0 and 2,453,704 shares, respectively ]	—	24,054,542
Capital shares repurchased [ (7,418,504) and (11,706,882) shares, respectively ]	(73,605,128)	(118,256,496)

Total Class IB transactions	(17,825,961)	18,497,654

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(222,119,985)	(65,656,387)

TOTAL DECREASE IN NET ASSETS	(223,165,903)	(72,333,952)
NET ASSETS:
Beginning of period	2,053,436,052	2,125,770,004

End of period (a)	$1,830,270,149	$2,053,436,052

(a) Includes accumulated undistributed (overdistributed) net investment income of	$39,765,146	$(4,400,211)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,247,541,891) (Securities on loan at market value $373,502,504)	$1,339,907,179
Repurchase Agreement (Amortized cost $217,215,265)	217,215,265
Receivable for securities sold	9,195,447
Receivable from Separate Accounts for Trust shares sold	390,672
Dividends, interest and other receivables	155,240
Other assets	11,590

Total assets	1,566,875,393

LIABILITIES
Collateral held for loaned securities	387,702,126
Payable for securities purchased	8,760,150
Payable to Separate Accounts for Trust shares redeemed	1,027,334
Investment management fees payable	742,465
Distribution fees payable - Class IB	143,957
Administrative fees payable	90,524
Trustees’ fees payable	15,818
Accrued expenses	58,568

Total liabilities	398,540,942

NET ASSETS	$1,168,334,451

Net assets were comprised of:
Paid in capital	$1,104,363,342
Accumulated net investment loss	(523,181)
Accumulated net realized loss	(27,870,998)
Unrealized appreciation on investments	92,365,288

Net assets	$1,168,334,451

Class IA
Net asset value, offering and redemption price per share, $495,799,623 / 34,226,699 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.49

Class IB
Net asset value, offering and redemption price per share, $672,534,828 / 48,062,374 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$1,943,594
Interest	226,756
Securities lending (net)	3,080,365

Total income	5,250,715

EXPENSES
Investment management fees	4,318,391
Distribution fees - Class IB	848,309
Administrative fees	599,591
Printing and mailing expenses	122,123
Professional fees	37,164
Custodian fees	22,434
Trustees’ fees	10,744
Miscellaneous	18,870

Gross expenses	5,977,626
Less: Fees paid indirectly	(97,432)

Net expenses	5,880,194

NET INVESTMENT LOSS	(629,479)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(24,512,714)
Net change in unrealized depreciation on securities.	(129,180,361)

NET REALIZED AND UNREALIZED LOSS	(153,693,075)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(154,322,554)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(629,479)	$(5,165,001)
Net realized gain (loss) on investments	(24,512,714)	170,887,378
Net change in unrealized appreciation (depreciation) on investments	(129,180,361)	28,666,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(154,322,554)	194,388,754

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(76,801,501)
Class IB	—	(112,316,140)

TOTAL DISTRIBUTIONS	—	(189,117,641)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,544,285 and 3,173,153 shares, respectively ]	52,118,554	56,987,597
Capital shares issued in reinvestment of distributions [ 0 and 4,795,483 shares, respectively ]	—	76,801,501
Capital shares repurchased [ (2,443,929) and (5,974,529) shares, respectively ]	(35,632,182)	(105,191,055)

Total Class IA transactions	16,486,372	28,598,043

Class IB
Capital shares sold [ 4,393,722 and 7,041,278 shares, respectively ]	61,961,895	124,735,441
Capital shares issued in reinvestment of distributions [ 0 and 7,246,244 shares, respectively ]	—	112,316,140
Capital shares repurchased [ (5,022,919) and (10,796,839) shares, respectively ]	(70,325,082)	(186,866,401)

Total Class IB transactions	(8,363,187)	50,185,180

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,123,185	78,783,223

TOTAL INCREASE (DECREASE) IN NET ASSETS	(146,199,369)	84,054,336
NET ASSETS:
Beginning of period	1,314,533,820	1,230,479,484

End of period (a)	$1,168,334,451	$1,314,533,820

(a) Includes accumulated net investment loss and undistributed net investment income of	$(523,181)	$106,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $6,859,907,858) (Securities on loan at market value $501,911,263)	$5,962,677,851
Cash	6,739
Receivable for securities sold	29,751,819
Dividends, interest and other receivables	11,086,387
Receivable from Separate Accounts for Trust shares sold	984,666
Other assets	47,210

Total assets	6,004,554,672

LIABILITIES
Collateral held for loaned securities	524,907,151
Payable for securities purchased	37,686,467
Payable to Separate Accounts for Trust shares redeemed	3,849,694
Investment management fees payable	2,714,403
Distribution fees payable - Class IB	542,030
Administrative fees payable	494,418
Trustees’ fees payable	67,500
Accrued expenses	440,948

Total liabilities	570,702,611

NET ASSETS	$5,433,852,061

Net assets were comprised of:
Paid in capital	$6,231,562,708
Accumulated undistributed net investment income	69,687,332
Accumulated undistributed net realized gain	29,832,028
Unrealized depreciation on investments	(897,230,007)

Net assets	$5,433,852,061

Class IA
Net asset value, offering and redemption price per share, $2,960,383,396 / 250,808,851 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.80

Class IB
Net asset value, offering and redemption price per share, $2,473,468,665 / 209,937,228 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $473,859 foreign withholding tax)	$93,470,986
Interest	710,343
Securities lending (net)	878,522

Total income	95,059,851

EXPENSES
Investment management fees	18,239,575
Distribution fees - Class IB	3,559,842
Administrative fees	3,143,029
Printing and mailing expenses	658,902
Professional fees	68,122
Trustees’ fees	58,345
Custodian fees	19,394
Miscellaneous	77,004

Gross expenses	25,824,213
Less: Waiver from investment advisor	(500,936)
Fees paid indirectly	(30,796)

Net expenses	25,292,481

NET INVESTMENT INCOME	69,767,370

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	42,629,525
Net change in unrealized depreciation on securities	(1,296,847,621)

NET REALIZED AND UNREALIZED LOSS	(1,254,218,096)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,184,450,726)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$69,767,370	$111,634,870
Net realized gain on investments	42,629,525	422,939,488
Net change in unrealized depreciation on investments	(1,296,847,621)	(887,050,667)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(1,184,450,726)	(352,476,309)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(63,722,345)
Class IB	—	(48,059,251)

	—	(111,781,596)

Distributions from net realized capital gains
Class IA	—	(250,940,615)
Class IB	—	(237,420,255)

	—	(488,360,870)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(600,142,466)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,534,864 and 73,006,351 shares, respectively ]	152,303,814	1,204,016,029
Capital shares issued in connection with merger (Note 12) [ 0 and 91,295,958 shares, respectively ]	—	1,488,517,275
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,199,870 shares, respectively ]	—	314,662,960
Capital shares repurchased [ (25,068,128) and (15,597,298) shares, respectively ]	(323,991,960)	(256,923,062)

Total Class IA transactions	(171,688,146)	2,750,273,202

Class IB
Capital shares sold [ 3,569,565 and 18,018,404 shares, respectively ]	46,683,432	300,176,930
Capital shares issued in connection with merger (Note 12) [ 0 and 95,845,374 shares, respectively ]	—	1,559,197,003
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,009,194 shares, respectively ]	—	285,479,506
Capital shares repurchased [ (25,824,477) and (75,377,207) shares, respectively ]	(338,108,446)	(1,236,572,924)

Total Class IB transactions	(291,425,014)	908,280,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(463,113,160)	3,658,553,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,647,563,886)	2,705,934,942
NET ASSETS:
Beginning of period	7,081,415,947	4,375,481,005

End of period (a)	$5,433,852,061	$7,081,415,947

(a) Includes accumulated undistributed (overdistributed) net investment income of	$69,687,332	$(80,038)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $68,078,513) (Securities on loan at market value $5,161,344)	$62,424,993
Receivable from Separate Accounts for Trust shares sold	305,256
Dividends, interest and other receivables	96,473
Other assets	582

Total assets	62,827,304

LIABILITIES
Collateral held for loaned securities	5,303,651
Payable to Separate Accounts for Trust shares redeemed	40,915
Investment management fees payable	30,440
Distribution fees payable - Class IB	12,144
Administrative fees payable	7,361
Trustees’ fees payable	229
Accrued expenses	70,529

Total liabilities	5,465,269

NET ASSETS	$57,362,035

Net assets were comprised of:
Paid in capital	$64,368,615
Accumulated undistributed net investment income	178,326
Accumulated net realized loss	(1,531,386)
Unrealized depreciation on investments	(5,653,520)

Net assets	$57,362,035

Class IA
Net asset value, offering and redemption price per share, $341,759 / 35,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

Class IB
Net asset value, offering and redemption price per share, $57,020,276 / 5,879,229 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$439,829
Interest	20,663
Securities lending (net)	37,834

Total income	498,326

EXPENSES
Investment management fees	217,075
Distribution fees - Class IB	71,719
Administrative fees	44,001
Professional fees	23,435
Printing and mailing expenses	6,675
Custodian fees	3,829
Trustees’ fees	529
Miscellaneous	1,214

Gross expenses	368,477
Less: Waiver from investment advisor	(36,488)
Fees paid indirectly	(10,488)

Net expenses	321,501

NET INVESTMENT INCOME	176,825

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(1,719,835)
Net change in unrealized depreciation on securities	(5,680,854)

NET REALIZED AND UNREALIZED LOSS	(7,400,689)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,223,864)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$176,825	$250,821
Net realized gain (loss) on investments	(1,719,835)	461,472
Net change in unrealized depreciation on investments	(5,680,854)	(2,956,818)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(7,223,864)	(2,244,525)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3,809)
Class IB	—	(247,845)

	—	(251,654)

Distributions from net realized capital gains
Class IA	—	(4,390)
Class IB	—	(472,311)

	—	(476,701)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(728,355)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,081 and 45,006 shares, respectively ]	124,693	546,310
Capital shares issued in reinvestment of dividends and distributions [ 0 and 742 shares, respectively ]	—	8,199
Capital shares repurchased [ (29,299) and (3,424) shares, respectively ]	(308,939)	(39,641)

Total Class IA transactions	(184,246)	514,868

Class IB
Capital shares sold [ 1,267,400 and 3,414,731 shares, respectively ]	13,017,074	40,261,246
Capital shares issued in reinvestment of dividends and distributions [ 0 and 64,744 shares, respectively ] .	—	720,156
Capital shares repurchased [ (937,620) and (1,363,674) shares, respectively ]	(9,589,406)	(15,808,822)

Total Class IB transactions	3,427,668	25,172,580

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,243,422	25,687,448

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,980,442)	22,714,568
NET ASSETS:
Beginning of period	61,342,477	38,627,909

End of period (a)	$57,362,035	$61,342,477

(a) Includes accumulated undistributed net investment income of	$178,326	$1,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $164,486,244)	$174,379,575
Repurchase Agreements (Amortized Cost $14,181,969)	14,181,969
Deposits with broker and custodian bank for securities sold short (Cost $162,054,749)	162,054,749
Receivable for securities sold	11,916,092
Dividends, interest and other receivables	258,252
Receivable from Separate Accounts for Trust shares sold	115,687
Other assets	2,652

Total assets	362,908,976

LIABILITIES
Overdraft payable	46,065
Securities sold short (Proceeds received $212,696,437)	169,363,103
Payable for securities purchased	9,175,645
Investment management fees payable	202,082
Dividend expense for securities sold short	170,882
Payable to Separate Accounts for Trust shares redeemed	83,527
Distribution fees payable - Class IB	31,723
Administrative fees payable	17,766
Trustees’ fees payable	1,678
Accrued expenses	89,256

Total liabilities	179,181,727

NET ASSETS	$183,727,249

Net assets were comprised of:
Paid in capital	$173,902,761
Accumulated undistributed net investment income	81,126
Accumulated net realized loss	(43,483,303)
Unrealized appreciation on investments	53,226,665

Net assets	$183,727,249

Class IA*
Net asset value, offering and redemption price per share, $15,959,238 / 1,437,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.10

Class IB
Net asset value, offering and redemption price per share, $167,768,011 / 15,129,986 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$1,110,797
Interest	1,800,723

Total income	2,911,520

EXPENSES
Dividend expense for securities sold short	1,626,200
Investment management fees	1,224,540
Distribution fees - Class IB	202,798
Administrative fees	103,951
Custodian fees	24,258
Transfer agent fees	17,329
Fund accounting fees	11,059
Professional fees	10,142
Trustees’ fees	1,534
Miscellaneous	1,495

Gross expenses	3,223,306

NET INVESTMENT LOSS	(311,786)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(11,117,230)
Securities sold short	2,799,248

Net realized loss	(8,317,982)
Net change in unrealized appreciation on securities	13,709,230

NET REALIZED AND UNREALIZED GAIN	5,391,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,079,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(311,786)	$3,757,010
Net realized loss on investments	(8,317,982)	(13,659,984)
Net change in unrealized appreciation on investments	13,709,230	15,061,126

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,079,462	5,158,152

DIVIDENDS:
Dividends from net investment income
Class IA	—	(366,421)
Class IB	—	(3,162,583)

TOTAL DIVIDENDS	—	(3,529,004)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 13,616 and 1,707,799 shares, respectively ]	146,989	18,367,101
Capital shares issued in reinvestment of dividends [ 0 and 34,430 shares, respectively ]	—	366,421
Capital shares repurchased [ (214,036) and (104,394) shares, respectively ]	(2,264,997)	(1,110,226)

Total Class IA transactions	(2,118,008)	17,623,296

Class IB
Capital shares sold [ 3,733,179 and 3,289,187 shares, respectively ]	40,108,177	35,292,980
Capital shares issued in reinvestment of dividends [ 0 and 297,148 shares, respectively ]	—	3,162,583
Capital shares repurchased [ (3,472,311) and (4,509,099) shares, respectively ]	(36,241,083)	(48,014,891)

Total Class IB transactions	3,867,094	(9,559,328)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,749,086	8,063,968

TOTAL INCREASE IN NET ASSETS	6,828,548	9,693,116
NET ASSETS:
Beginning of period	176,898,701	167,205,585

End of period (a)	$183,727,249	$176,898,701

(a) Includes accumulated undistributed net investment income of	$81,126	$392,912

* Class IA commenced operations on June 15, 2007.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $4,205,608,258) (Securities on loan at market value $84,029,950)	$3,926,972,428
Receivable for securities sold	16,250,879
Short-term investments held as collateral for loaned securities
Dividends, interest and other receivables	4,607,237
Receivable from Separate Accounts for Trust shares sold	2,439,748
Other assets	35,853

Total assets	3,950,306,145

LIABILITIES
Collateral held for loaned securities	85,993,739
Payable for securities purchased	34,315,709
Options written, at value (Premiums received $5,141,559)	3,743,290
Payable to Separate Accounts for Trust shares redeemed	1,841,223
Investment management fees payable	1,811,001
Administrative fees payable	332,783
Distribution fees payable - Class IB	289,549
Trustees’ fees payable	27,319
Accrued expenses	158,641

Total liabilities	128,513,254

NET ASSETS	$3,821,792,891

Net assets were comprised of:
Paid in capital	$4,115,337,417
Accumulated undistributed net investment income	33,702,342
Accumulated net realized loss	(50,009,307)
Unrealized depreciation on investments and options written	(277,237,561)

Net assets	$3,821,792,891

Class IA
Net asset value, offering and redemption price per share, $2,483,573,791 / 181,032,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.72

Class IB
Net asset value, offering and redemption price per share, $1,338,219,100 / 97,435,909 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,475 foreign withholding tax)	$46,781,584
Interest	1,423,588
Securities lending (net)	175,012

Total income	48,380,184

EXPENSES
Investment management fees	10,938,803
Administrative fees	2,013,323
Distribution fees - Class IB	1,794,520
Printing and mailing expenses	416,297
Professional fees	51,933
Trustees’ fees	36,036
Custodian fees	7,458
Miscellaneous	60,533

Gross expenses	15,318,903
Less: Fees paid indirectly	(165,017)

Net expenses	15,153,886

NET INVESTMENT INCOME	33,226,298

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(46,354,957)
Options written	(969,855)

Net realized loss	(47,324,812)

Change in unrealized appreciation (depreciation) on:
Securities	(511,833,703)
Options written	704,941

Net change in unrealized depreciation	(511,128,762)

NET REALIZED AND UNREALIZED LOSS	(558,453,574)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(525,227,276)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$33,226,298	$52,577,087
Net realized gain (loss) on investments and options written	(47,324,812)	304,322,932
Net change in unrealized depreciation on investments and options written	(511,128,762)	(323,618,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(525,227,276)	33,281,472

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(34,495,069)
Class IB	—	(18,028,696)

	—	(52,523,765)

Distributions from net realized capital gains
Class IA	—	(194,439,681)
Class IB	—	(124,880,805)

	—	(319,320,486)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(371,844,251)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 26,192,647 and 38,093,424 shares, respectively ]	382,978,138	672,703,860
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,786,304 shares, respectively ]	—	228,934,750
Capital shares repurchased [ (5,793,149) and (4,719,473) shares, respectively ]	(86,192,691)	(84,098,820)

Total Class IA transactions	296,785,447	817,539,790

Class IB
Capital shares sold [ 5,395,837 and 11,789,015 shares, respectively ]	79,800,758	208,361,174
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,202,577 shares, respectively ]	—	142,909,501
Capital shares repurchased [ (8,896,269) and (15,961,650) shares, respectively ]	(130,370,838)	(281,974,691)

Total Class IB transactions	(50,570,080)	69,295,984

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	246,215,367	886,835,774

TOTAL INCREASE (DECREASE) IN NET ASSETS	(279,011,909)	548,272,995
NET ASSETS:
Beginning of period	4,100,804,800	3,552,531,805

End of period (a)	$3,821,792,891	$4,100,804,800

(a) Includes accumulated undistributed net investment income of	$33,702,342	$476,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,712,604,990) (Securities on loan at market value $144,376,055)	$2,656,262,716
Foreign Cash (Cost $58,778,151)	59,138,595
Dividends, interest and other receivables	5,996,575
Receivable for securities sold	2,148,094
Receivable from Separate Accounts for Trust shares sold	1,419,586
Other assets	27,409

Total assets	2,724,992,975

LIABILITIES
Collateral held for loaned securities	152,111,594
Payable for securities purchased	4,818,320
Investment management fees payable	1,806,514
Payable to Separate Accounts for Trust shares redeemed	1,072,344
Distribution fees payable - Class IB	321,960
Administrative fees payable	226,088
Trustees’ fees payable	17,410
Accrued expenses	646,054

Total liabilities	161,020,284

NET ASSETS	$2,563,972,691

Net assets were comprised of:
Paid in capital	$2,599,736,937
Accumulated undistributed net investment income	40,433,710
Accumulated net realized loss	(20,354,555)
Unrealized depreciation on investments and foreign currency translations	(55,843,401)

Net assets	$2,563,972,691

Class IA
Net asset value, offering and redemption price per share, $1,046,775,344 / 73,591,755 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.22

Class IB
Net asset value, offering and redemption price per share, $1,517,197,347 / 106,752,215 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.21

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,185,734 foreign withholding tax)	$62,689,877
Interest	657,000
Securities lending (net)	2,587,615

Total income	65,934,492

EXPENSES
Investment management fees	11,101,073
Distribution fees - Class IB	1,996,531
Administration fees	1,390,771
Custodian fees	895,081
Printing and mailing expenses	288,045
Professional fees	44,109
Trustees’ fees	25,223
Miscellaneous	38,649

Gross expenses	15,779,482
Less: Waiver from investment advisor	(104,164)

Net expenses	15,675,318

NET INVESTMENT INCOME	50,259,174

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(72,743,187)
Foreign currency transactions	(2,068,402)

Net realized loss	(74,811,589)

Change in unrealized appreciation (depreciation) on:
Securities	(332,258,754)
Foreign currency translations	480,487

Net change in unrealized depreciation	(331,778,267)

NET REALIZED AND UNREALIZED LOSS	(406,589,856)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(356,330,682)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$50,259,174	$48,436,667
Net realized gain (loss) on investments and foreign currency transactions	(74,811,589)	342,006,961
Net increase from payments by unaffiliated service providers	—	10,000,000
Net change in unrealized depreciation on investments and foreign currency translations	(331,778,267)	(143,605,849)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(356,330,682)	256,837,779

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(24,876,205)
Class IB	—	(33,470,392)

	—	(58,346,597)

Distributions from net realized capital gains
Class IA	—	(117,212,503)
Class IB	—	(180,012,452)

	—	(297,224,955)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(355,571,552)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,521,328 and 26,046,841 shares, respectively ]	110,136,617	462,787,916
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,144,709 shares, respectively ]	—	142,088,708
Capital shares repurchased [ (8,555,612) and (1,365,716) shares, respectively ]	(123,192,238)	(24,382,743)

Total Class IA transactions	(13,055,621)	580,493,881

Class IB
Capital shares sold [ 5,721,168 and 18,548,403 shares, respectively ]	84,429,222	324,035,347
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,728,101 shares, respectively ]	—	213,482,844
Capital shares repurchased [ (11,035,211) and (19,483,612) shares, respectively ]	(161,996,724)	(343,758,197)

Total Class IB transactions	(77,567,502)	193,759,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(90,623,123)	774,253,875

TOTAL INCREASE (DECREASE) IN NET ASSETS	(446,953,805)	675,520,102
NET ASSETS:
Beginning of period	3,010,926,496	2,335,406,394

End of period (a)	$2,563,972,691	$3,010,926,496

(a) Includes accumulated undistributed (overdistributed) net investment income of	$40,433,710	$(9,825,464)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $79,620,853) (Securities on loan at market value $19,027,835)	$79,122,478
Dividends, interest and other receivables	733,389
Receivable for securities sold	723,102
Receivable from Separate Accounts for Trust shares sold	72,052

Total assets	80,651,021

LIABILITIES
Collateral held for loaned securities	5,352,404
Payable for securities purchased	2,145,522
Payable to Separate Accounts for Trust shares redeemed	14,880
Investment management fees payable	9,325
Administrative fees payable	8,426
Trustees’ fees payable	653
Distribution fees payable - Class IB	463
Accrued expenses	57,305

Total liabilities	7,588,978

NET ASSETS	$73,062,043

Net assets were comprised of:
Paid in capital	$73,248,188
Accumulated undistributed net investment income	1,204,819
Accumulated net realized loss	(892,589)
Unrealized depreciation on investments	(498,375)

Net assets	$73,062,043

Class IA
Net asset value, offering and redemption price per share, $70,732,573 / 6,920,154 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.22

Class IB
Net asset value, offering and redemption price per share, $2,329,470 / 227,852 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$1,307,468
Securities lending (net)	23,653

Total income	1,331,121

EXPENSES
Investment management fees	95,001
Administrative fees	42,182
Professional fees	23,672
Custodian fees	18,142
Printing and mailing expenses	6,048
Distribution fees - Class IB	2,199
Trustees’ fees	429
Miscellaneous	4,657

Gross expenses	192,330
Less: Waiver from investment advisor	(67,985)

Net expenses	124,345

NET INVESTMENT INCOME	1,206,776

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	112,928
Net change in unrealized depreciation on securities	(1,196,815)

NET REALIZED AND UNREALIZED LOSS	(1,083,887)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,889

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,206,776	$1,984,990
Net realized gain on investments and foreign currency transactions	112,928	56,527
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,196,815)	508,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	122,889	2,549,948

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,961,807)
Class IB	—	(48,297)

TOTAL DIVIDENDS	—	(2,010,104)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,809,898 and 783,169 shares, respectively ]	39,241,469	8,005,854
Capital shares issued in reinvestment of dividends [ 0 and 195,857 shares, respectively ]	—	1,961,807
Capital shares repurchased [ (649,054) and (1,245,614) shares, respectively ]	(6,672,160)	(12,761,418)

Total Class IA transactions	32,569,309	(2,793,757)

Class IB
Capital shares sold [ 148,943 and 43,343 shares, respectively ]	1,534,996	441,242
Capital shares issued in reinvestment of dividends [ 0 and 4,814 shares, respectively ]	—	48,297
Capital shares repurchased [ (19,278) and (9,651) shares, respectively ]	(198,971)	(98,811)

Total Class IB transactions	1,336,025	390,728

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,905,334	(2,403,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,028,223	(1,863,185)
NET ASSETS:
Beginning of period	39,033,820	40,897,005

End of period (a)	$73,062,043	$39,033,820

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,204,819	$(1,957)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $455,719,199) (Securities on loan at market value $28,171,636)	$423,407,193
Dividends, interest and other receivables	689,307
Receivable from Separate Accounts for Trust shares sold	358,613
Other assets	4,247

Total assets	424,459,360

LIABILITIES
Overdraft payable	130
Collateral held for loan securities	29,133,285
Investment management fees payable	219,657
Payable to Separate Accounts for Trust shares redeemed	185,840
Distribution fees payable - Class IB	64,271
Administrative fees payable	36,647
Trustees’ fees payable	1,619
Accrued expenses	89,358

Total liabilities	29,730,807

NET ASSETS	$394,728,553

Net assets were comprised of:
Paid in capital	$421,724,899
Accumulated undistributed net investment income	8,594,151
Accumulated net realized loss	(3,278,491)
Unrealized depreciation on investments	(32,312,006)

Net assets	$394,728,553

Class IA
Net asset value, offering and redemption price per share, $97,047,619 / 17,004,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.71

Class IB
Net asset value, offering and redemption price per share, $297,680,934 / 52,073,100 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $42,274 foreign withholding tax)	$7,118,002
Interest	113,460
Securities lending (net)	91,041

Total income	7,322,503

EXPENSES
Investment management fees	1,587,226
Distribution fees - Class IB	394,343
Administrative fees	227,694
Printing and mailing expenses	45,165
Professional fees	26,184
Custodian fees	13,426
Trustees’ fees	3,919
Miscellaneous	5,950

Gross expenses	2,303,907
Less: Waiver from investment advisor	(217,229)

Net expenses	2,086,678

NET INVESTMENT INCOME	5,235,825

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(7,430,347)
Net change in unrealized depreciation on securities	(57,397,873)

NET REALIZED AND UNREALIZED LOSS	(64,828,220)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,592,395)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,235,825	$12,633,224
Net realized gain (loss) on investments	(7,430,347)	29,994,615
Net change in unrealized depreciation on investments	(57,397,873)	(25,455,690)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,592,395)	17,172,149

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,614,615)
Class IB	—	(6,379,656)

	—	(8,994,271)

Distributions from net realized capital gains
Class IA	—	(8,116,756)
Class IB	—	(23,307,626)

	—	(31,424,382)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,418,653)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 523,518 and 4,094,633 shares, respectively ]	3,153,886	29,131,293
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,648,786 shares, respectively ]	—	10,731,371
Capital shares repurchased [ (2,371,988) and (2,048,101) shares, respectively ]	(14,387,555)	(14,664,300)

Total Class IA transactions	(11,233,669)	25,198,364

Class IB
Capital shares sold [ 6,482,923 and 10,191,752 shares, respectively ]	39,747,794	73,247,240
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,537,584 shares, respectively ]	—	29,687,282
Capital shares repurchased [ (6,724,655) and (12,170,862) shares, respectively ]	(40,967,740)	(87,586,407)

Total Class IB transactions	(1,219,946)	15,348,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,453,615)	40,546,479

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,046,010)	17,299,975
NET ASSETS:
Beginning of period	466,774,563	449,474,588

End of period (a)	$394,728,553	$466,774,563

(a) Includes accumulated undistributed net investment income of	$8,594,151	$3,358,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $91,713,158) (Securities on loan at market value $5,451,347)	$92,840,258
Foreign cash (Cost $6,124)	7,270
Receivable for securities sold	1,043,328
Dividends, interest and other receivables	59,684
Receivable from Separate Accounts for Trust shares sold	52,212
Other assets	1,285

Total assets	94,004,037

LIABILITIES
Collateral held for loaned securities	5,537,337
Payable for securities purchased	1,354,692
Payable to Separate Accounts for Trust shares redeemed	44,176
Investment management fees payable	42,556
Distribution fees payable - Class IB	17,485
Administrative fees payable	9,909
Trustees’ fees payable	545
Accrued expenses	84,709

Total liabilities	7,091,409

NET ASSETS	$86,912,628

Net assets were comprised of:
Paid in capital	$85,194,094
Accumulated undistributed net investment income	119,029
Accumulated undistributed net realized gain	471,259
Unrealized appreciation on investments and foreign currency translations	1,128,246

Net assets	$86,912,628

Class IA
Net asset value, offering and redemption price per share, $5,020,693 / 640,184 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

Class IB
Net asset value, offering and redemption price per share, $81,891,935 / 10,569,567 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.75

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,864 foreign withholding tax)	$533,271
Interest	28,039
Securities lending (net)	27,810

Total income	589,120

EXPENSES
Investment management fees	297,036
Distribution fees - Class IB	107,474
Administrative fees	60,874
Professional fees	24,713
Printing and mailing expenses	10,291
Custodian fees	2,785
Trustees’ fees	848
Miscellaneous	2,562

Gross expenses	506,583
Less: Waiver from investment advisor	(33,658)

Net expenses	472,925

NET INVESTMENT INCOME	116,195

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(632,267)

Change in unrealized appreciation (depreciation) on:
Securities	(14,609,723)
Foreign currency translations	126

Net change in unrealized depreciation	(14,609,597)

NET REALIZED AND UNREALIZED LOSS	(15,241,864)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,125,669)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$116,195	$235,458
Net realized gain (loss) on investments	(632,267)	5,261,717
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(14,609,597)	4,991,130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,125,669)	10,488,305

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(30,279)
Class IB	—	(202,086)

	—	(232,365)

Distributions from net realized capital gains
Class IA	—	(289,788)
Class IB	—	(4,200,140)

	—	(4,489,928)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,722,293)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,060 and 34,580 shares, respectively ]	170,896	319,482
Capital shares issued in reinvestment of dividends and distributions [ 0 and 35,634 shares, respectively ]	—	320,067
Capital shares repurchased [ (84,587) and (179,320) shares, respectively ]	(694,747)	(1,649,103)

Total Class IA transactions	(523,851)	(1,009,554)

Class IB
Capital shares sold [ 1,936,731 and 2,767,968 shares, respectively ]	15,696,227	25,292,143
Capital shares issued in reinvestment of dividends and distributions [ 0 and 495,519 shares, respectively ]	—	4,402,226
Capital shares repurchased [ (1,719,340) and (2,185,934) shares, respectively ]	(13,829,592)	(19,860,685)

Total Class IB transactions	1,866,635	9,833,684

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,342,784	8,824,130

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,782,885)	14,590,142
NET ASSETS:
Beginning of period	100,695,513	86,105,371

End of period (a)	$86,912,628	$100,695,513

(a) Includes accumulated undistributed net investment income of	$119,029	$2,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $478,547,862) (Securities on loan at market value $27,680,863)	$455,549,102
Receivable from Separate Accounts for Trust shares sold	383,376
Dividends, interest and other receivables	242,213
Other assets	4,719

Total assets	456,179,410

LIABILITIES
Collateral held for loaned securities	28,733,048
Payable for securities purchased	932,474
Payable to Separate Accounts for Trust shares redeemed	312,148
Investment management fees payable	203,442
Distribution fees payable - Class IB	91,862
Administrative fees payable	39,378
Trustees’ fees payable	4,890
Accrued expenses	124,933

Total liabilities	30,442,175

NET ASSETS	$425,737,235

Net assets were comprised of:
Paid in capital	$516,597,121
Accumulated undistributed net investment income	184,777
Accumulated net realized loss	(68,045,903)
Unrealized depreciation on investments	(22,998,760)

Net assets	$425,737,235

Class IA
Net asset value, offering and redemption price per share, $685,178 / 51,840 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.22

Class IB
Net asset value, offering and redemption price per share, $425,052,057 / 32,298,026 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$2,086,767
Interest	94,428
Securities lending (net)	56,616

Total income	2,237,811

EXPENSES
Investment management fees	1,450,503
Distribution fees - Class IB	553,946
Administrative fees	239,155
Printing and mailing expenses	47,325
Professional fees	27,188
Trustees’ fees	4,104
Custodian fees	497
Miscellaneous	10,571

Gross expenses	2,333,289
Less: Waiver from investment advisor	(218,631)
Fees paid indirectly	(10,816)

Net expenses	2,103,842

NET INVESTMENT INCOME	133,969

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,806,016
Net change in unrealized depreciation on securities	(55,085,943)

NET REALIZED AND UNREALIZED LOSS	(53,279,927)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,145,958)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$133,969	$61,615
Net realized gain on investments	1,806,016	29,645,289
Net change in unrealized depreciation on investments	(55,085,943)	(9,738,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,145,958)	19,968,667

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 35,994 and 558,719 shares, respectively ]	491,117	8,481,585
Capital shares repurchased [ (537,776) and (15,048) shares, respectively ]	(7,265,429)	(232,711)

Total Class IA transactions	(6,774,312)	8,248,874

Class IB
Capital shares sold [ 2,805,355 and 9,294,629 shares, respectively ]	38,658,084	139,583,990
Capital shares repurchased [ (2,777,643) and (5,735,840) shares, respectively ]	(38,073,590)	(85,087,177)

Total Class IB transactions	584,494	54,496,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,189,818)	62,745,687

TOTAL INCREASE (DECREASE) IN NET ASSETS	(59,335,776)	82,714,354
NET ASSETS:
Beginning of period	485,073,011	402,358,657

End of period (a)	$425,737,235	$485,073,011

(a) Includes accumulated undistributed net investment income of	$184,777	$50,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,793,070,901) (Securities on loan at market value $95,396,020)	$1,768,198,162
Receivable for securities sold	2,707,572
Dividends, interest and other receivables	2,131,070
Receivable from Separate Accounts for Trust shares sold	216,143
Other assets	9,754

Total assets	1,773,262,701

LIABILITIES
Collateral held for loaned securities	100,380,747
Payable for securities purchased	17,697,537
Payable to Separate Accounts for Trust shares redeemed	1,635,115
Investment management fees payable	803,548
Distribution fees payable - Class IB	350,326
Administrative fees payable	145,502
Trustees’ fees payable	23,260
Accrued expenses	188,291

Total liabilities	121,224,326

NET ASSETS	$1,652,038,375

Net assets were comprised of:
Paid in capital	$1,669,616,190
Accumulated undistributed net investment income	6,399,941
Accumulated undistributed net realized gain	894,983
Unrealized depreciation on investments	(24,872,739)

Net assets	$1,652,038,375

Class IA
Net asset value, offering and redemption price per share, $28,886,465 / 2,337,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.36

Class IB
Net asset value, offering and redemption price per share, $1,623,151,910 / 131,395,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,229 foreign withholding tax)	$15,105,532
Interest	238,078
Securities lending (net)	463,671

Total income	15,807,281

EXPENSES
Investment management fees	5,642,619
Distribution fees - Class IB	2,207,292
Administrative fees	918,322
Printing and mailing expenses	190,222
Professional fees	36,756
Trustees’ fees	16,810
Custodian fees	13,426
Miscellaneous	29,081

Gross expenses	9,054,528
Less: Waiver from investment advisor	(559,887)
Fees paid indirectly	(67,006)

Net expenses	8,427,635

NET INVESTMENT INCOME	7,379,646

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(23,770,548)
Net change in unrealized depreciation on securities	(200,104,729)

NET REALIZED AND UNREALIZED LOSS	(223,875,277)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(216,495,631)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,379,646	$9,552,192
Net realized gain (loss) on investments	(23,770,548)	235,922,159
Net change in unrealized depreciation on investments	(200,104,729)	(295,953,894)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(216,495,631)	(50,479,543)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(453,903)
Class IB	—	(20,046,840)

	—	(20,500,743)

Distributions from net realized capital gains
Class IA	—	(389,315)
Class IB	—	(21,605,251)

	—	(21,994,566)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(42,495,309)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 243,398 and 1,863,361 shares, respectively ]	3,178,808	27,034,104
Capital shares issued in connection with merger (Note 11) [ 0 and 778,805 shares, respectively ]	—	11,748,768
Capital shares issued in reinvestment of dividends and distributions [ 0 and 61,380 shares, respectively ]	—	843,218
Capital shares repurchased [ (518,561) and (412,924) shares, respectively ]	(6,707,945)	(6,115,314)

Total Class IA transactions	(3,529,137)	33,510,776

Class IB
Capital shares sold [ 1,998,605 and 4,489,618 shares, respectively ]	26,013,744	64,909,513
Capital shares issued in connection with merger (Note 12) [ 0 and 83,568,318 shares, respectively ]	—	1,260,059,081
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,028,493 shares, respectively ]	—	41,652,091
Capital shares repurchased [ (14,522,356) and (23,238,388) shares, respectively ]	(187,980,116)	(338,548,482)

Total Class IB transactions	(161,966,372)	1,028,072,203

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(165,495,509)	1,061,582,979

TOTAL INCREASE (DECREASE) IN NET ASSETS	(381,991,140)	968,608,127
NET ASSETS:
Beginning of period	2,034,029,515	1,065,421,388

End of period (a)	$1,652,038,375	$2,034,029,515

(a) Includes accumulated undistributed (overdistributed) net investment income of	$6,399,941	$(979,705)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $264,941,411) (Securities on loan at market value $21,529,824)	$257,203,940
Dividends, interest and other receivables	3,696,967
Receivable for securities sold	2,756,332
Receivable from Separate Accounts for Trust shares sold	865,061
Other assets	2,039

Total assets	264,524,339

LIABILITIES
Collateral held for loaned securities	22,097,517
Overdraft payable	2,153,712
Payable for securities purchased	1,417,347
Investment management fees payable	112,548
Payable to Separate Accounts for Trust shares redeemed	93,648
Distribution fees payable - Class IB	49,678
Administrative fees payable	22,388
Trustees’ fees payable	877
Accrued expenses	61,582

Total liabilities	26,009,297

NET ASSETS	$238,515,042

Net assets were comprised of:
Paid in capital	$270,944,951
Accumulated undistributed net investment income	8,474,311
Accumulated net realized loss	(33,166,749)
Unrealized depreciation on investments	(7,737,471)

Net assets	$238,515,042

Class IB
Net asset value, offering and redemption price per share, $238,515,042 / 53,516,596 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.46

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$9,449,699
Securities lending (net)	61,906

Total income	9,511,605

EXPENSES
Investment management fees	693,896
Distribution fees - Class IB	289,124
Administrative fees	131,124
Printing and mailing expenses	24,554
Professional fees	23,972
Custodian fees	19,875
Trustees’ fees	2,066
Miscellaneous	4,175

Gross expenses	1,188,786
Less: Waiver from investment advisor	(32,299)

Net expenses	1,156,487

NET INVESTMENT INCOME	8,355,118

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(6,694,120)
Net change in unrealized depreciation on securities	(2,053,759)

NET REALIZED AND UNREALIZED LOSS	(8,747,879)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(392,761)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	8,355,118	$15,543,281
Net realized loss on investments	(6,694,120)	(1,733,715)
Net change in unrealized depreciation on investments	(2,053,759)	(8,660,279)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(392,761)	5,149,287

DIVIDENDS:
Dividends from net investment income
Class IB	—	(15,664,921)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,590,024 and 21,841,271 shares, respectively ]	47,704,104	103,775,940
Capital shares issued in reinvestment of dividends [ 0 and 3,526,319 shares, respectively ]	—	15,664,921
Capital shares repurchased [ (9,556,988) and (14,171,046) shares, respectively ]	(42,681,853)	(67,095,980)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,022,251	52,344,881

TOTAL INCREASE IN NET ASSETS	4,629,490	41,829,247
NET ASSETS:
Beginning of period	233,885,552	192,056,305

End of period (a)	$238,515,042	$233,885,552

(a) Includes accumulated undistributed net investment income of	$8,474,311	$119,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,386,606,732) (Securities on loan at market value $79,105,870)	$1,279,013,555
Cash	46,955
Receivable from Separate Accounts for Trust shares sold	2,642,420
Dividends, interest and other receivables	1,170,700
Receivable for securities sold	27,980

Total assets	1,282,901,610

LIABILITIES
Overdraft payable of foreign cash	46,899
Collateral held for loaned securities	82,169,214
Payable for securities purchased	22,194,426
Payable to Separate Accounts for Trust shares redeemed	926,613
Investment management fees payable	798,766
Administrative fees payable	97,481
Distribution fees payable - Class IB	68,978
Trustees’ fees payable	2,130
Accrued expenses	94,595

Total liabilities	106,399,102

NET ASSETS	$1,176,502,508

Net assets were comprised of:
Paid in capital	$1,290,448,340
Accumulated undistributed net investment income	3,195,006
Accumulated net realized loss	(9,549,528)
Unrealized depreciation on investments and foreign currency translations	(107,591,310)

Net assets	$1,176,502,508

Class IA
Net asset value, offering and redemption price per share, $850,131,505 / 86,558,295 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

Class IB
Net asset value, offering and redemption price per share, $326,371,003 / 33,270,618 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $66,855 foreign withholding tax)	$6,226,416
Interest	968,008
Securities lending (net)	251,407

Total income	7,445,831

EXPENSES
Investment management fees	3,411,954
Administrative fees	419,420
Distribution fees - Class IB	383,210
Printing and mailing expenses	79,053
Custodian fees	67,131
Professional fees	27,167
Trustees’ fees	6,177
Miscellaneous	7,427

Gross expenses	4,401,539
Less: Fees paid indirectly	(170,225)

Net expenses	4,231,314

NET INVESTMENT INCOME	3,214,517

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(8,534,576)
Foreign currency transactions	(107,808)

Net realized loss	(8,642,384)

Change in unrealized appreciation (depreciation) on:
Securities	(104,615,903)
Foreign currency translations	4,276

Net change in unrealized depreciation	(104,611,627)

NET REALIZED AND UNREALIZED LOSS	(113,254,011)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(110,039,494)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,214,517	$2,882,434
Net realized gain (loss) on investments and foreign currency transactions	(8,642,384)	398,266
Net change in unrealized depreciation on investments and foreign currency translations	(104,611,627)	(5,014,478)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(110,039,494)	(1,733,778)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,658,145)
Class IB	—	(1,182,959)

	—	(2,841,104)

Distributions from net realized capital gains
Class IA	—	(720,933)
Class IB	—	(830,588)

	—	(1,551,521)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,392,625)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 65,149,477 and 22,404,231 shares, respectively ]	682,095,935	256,340,334
Capital shares issued in reinvestment of dividends and distributions [ 0 and 218,181 shares, respectively ]	—	2,379,078
Capital shares repurchased [ (1,147,044) and (314,652) shares, respectively ]	(12,033,637)	(3,567,565)

Total Class IA transactions	670,062,298	255,151,847

Class IB
Capital shares sold [ 10,138,233 and 22,468,505 shares, respectively ]	105,947,348	251,585,168
Capital shares issued in reinvestment of dividends and distributions [ 0 and 184,634 shares, respectively ]	—	2,013,547
Capital shares repurchased [ (2,852,340) and (2,641,662) shares, respectively ]	(29,619,499)	(29,683,711)

Total Class IB transactions	76,327,849	223,915,004

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	746,390,147	479,066,851

TOTAL INCREASE IN NET ASSETS	636,350,653	472,940,448
NET ASSETS:
Beginning of period	540,151,855	67,211,407

End of period (a)	$1,176,502,508	$540,151,855

(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,195,006	$(19,511)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $3,154,192,369) (Securities on loan at market value $247,532,516)	$3,438,402,782
Cash	13,447
Dividends, interest and other receivables	4,249,942
Receivable for securities sold	1,059,264
Receivable from Separate Accounts for Trust shares sold	830,154
Variation margin receivable on futures contracts	3,300
Other assets	366,963

Total assets	3,444,925,852

LIABILITIES
Collateral held for loaned securities	258,438,018
Payable for securities purchased	3,180,748
Payable to Separate Accounts for Trust shares redeemed	2,632,450
Investment management fees payable	686,442
Distribution fees payable - Class IB	370,776
Administrative fees payable	277,856
Trustees’ fees payable	51,142
Accrued expenses	132,030

Total liabilities	265,769,462

NET ASSETS	$3,179,156,390

Net assets were comprised of:
Paid in capital	$2,816,322,349
Accumulated undistributed net investment income	27,398,367
Accumulated undistributed net realized gain	51,340,509
Unrealized appreciation on investments and futures	284,095,165

Net assets	$3,179,156,390

Class IA
Net asset value, offering and redemption price per share, $1,466,565,380 / 64,040,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.90

Class IB
Net asset value, offering and redemption price per share, $1,712,591,010 / 75,242,165 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.76

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$35,103,945
Interest	65,849
Securities lending (net)	533,830

Total income	35,703,624

EXPENSES
Investment management fees	4,185,377
Distribution fees - Class IB	2,315,491
Administrative fees	1,697,179
Printing and mailing expenses	351,979
Professional fees	50,147
Custodian fees	48,943
Trustees’ fees	30,861
Miscellaneous	54,163

Total expenses	8,734,140

NET INVESTMENT INCOME	26,969,484

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	53,826,522
Futures	(950,799)

Net realized gain	52,875,723

Change in unrealized depreciation on:
Securities	(524,944,501)
Futures	(133,903)

Net change in unrealized depreciation	(525,078,404)

NET REALIZED AND UNREALIZED LOSS	(472,202,681)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(445,233,197)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$26,969,484	$54,677,425
Net realized gain on investments and futures	52,875,723	118,389,898
Net increased from payment by affiliate	—	1,583,804
Net change in unrealized appreciation (depreciation) on investments and futures	(525,078,404)	16,128,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(445,233,197)	190,779,636

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(25,946,896)
Class IB	—	(28,211,630)

	—	(54,158,526)

Distributions from net realized capital gains
Class IA	—	(44,909,900)
Class IB	—	(58,310,147)

	—	(103,220,047)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(157,378,573)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,948,119 and 4,352,092 shares, respectively ]	171,059,860	117,625,046
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,764,286 shares, respectively ]	—	70,856,796
Capital shares repurchased [ (4,362,659) and (7,992,690) shares, respectively ]	(106,053,312)	(217,003,136)

Total Class IA transactions	65,006,548	(28,521,294)

Class IB
Capital shares sold [ 3,658,607 and 9,928,570 shares, respectively ]	88,008,371	267,454,583
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,391,509 shares, respectively ]	—	86,521,777
Capital shares repurchased [ (8,005,078) and (16,807,797) shares, respectively ]	(192,313,723)	(453,421,102)

Total Class IB transactions	(104,305,352)	(99,444,742)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(39,298,804)	(127,966,036)

TOTAL DECREASE IN NET ASSETS	(484,532,001)	(94,564,973)
NET ASSETS:
Beginning of period	3,663,688,391	3,758,253,364

End of period (a)	$3,179,156,390	$3,663,688,391

(a) Includes accumulated undistributed net investment income of	$27,398,367	$428,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,188,283,124)	$1,210,155,769
Cash	30,218,400
Foreign cash (Cost $6,375,237)	6,423,545
Dividends, interest and other receivables	23,583,301
Receivable from Separate Accounts for Trust shares sold	5,867,258
Unrealized appreciation of forward foreign currency contracts	5,351,177
Receivable for securities sold	293,769
Other assets	13,182

Total assets	1,281,906,401

LIABILITIES
Payable for securities purchased	20,970,071
Unrealized depreciation of forward foreign currency contracts	10,830,384
Payable to Separate Accounts for Trust shares redeemed	1,137,657
Investment management fees payable	692,835
Administrative fees payable	103,124
Distribution fees payable - Class IB	94,649
Trustees’ fees payable	3,412
Accrued expenses	102,453

Total liabilities	33,934,585

NET ASSETS	$1,247,971,816

Net assets were comprised of:
Paid in capital	$1,166,529,366
Accumulated undistributed net investment income	26,091,173
Accumulated undistributed net realized gain	47,254,140
Unrealized appreciation on investments and foreign currency translations	8,097,137

Net assets	$1,247,971,816

Class IA
Net asset value, offering and redemption price per share, $771,719,401 / 68,700,519 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

Class IB
Net asset value, offering and redemption price per share, $476,252,415 / 42,466,138 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest (net of $95,402 foreign withholding tax)	$27,309,904

EXPENSES
Investment management fees	3,820,610
Administrative fees	569,663
Distribution fees - Class IB	480,888
Custodian fees	123,035
Printing and mailing expenses	112,307
Professional fees	30,552
Trustees’ fees	9,102
Miscellaneous	10,843

Total expenses	5,157,000

NET INVESTMENT INCOME	22,152,904

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	3,097,730
Foreign currency transactions	45,900,345

Net realized gain	48,998,075

Change in unrealized depreciation on:
Securities	(20,779,289)
Foreign currency translations	(19,568,989)

Net change in unrealized depreciation	(40,348,278)

NET REALIZED AND UNREALIZED GAIN	8,649,797

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,802,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,152,904	$24,146,041
Net realized gain (loss) on investments and foreign currency transactions	48,998,075	(2,488,393)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(40,348,278)	38,805,584

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	30,802,701	60,463,232

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(14,457,874)
Class IB	—	(5,015,771)

	—	(19,473,645)

Distributions from net realized capital gains
Class IA	—	(305,676)
Class IB	—	(86,887)

	—	(392,563)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(19,866,208)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,759,849 and 29,429,250 shares, respectively ]	178,714,952	302,964,851
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,391,939 shares, respectively ]	—	14,763,550
Capital shares repurchased [ (3,172,366) and (1,708,718) shares, respectively ]	(36,293,840)	(17,838,982)

Total Class IA transactions	142,421,112	299,889,419

Class IB
Capital shares sold [ 29,708,355 and 14,736,720 shares, respectively ]	338,521,029	155,725,369
Capital shares issued in reinvestment of dividends and distributions [ 0 and 481,173 shares, respectively ]	—	5,102,658
Capital shares repurchased [ (9,064,370) and (2,982,327) shares, respectively ]	(102,792,744)	(31,107,311)

Total Class IB transactions	235,728,285	129,720,716

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	378,149,397	429,610,135

TOTAL INCREASE IN NET ASSETS	408,952,098	470,207,159
NET ASSETS:
Beginning of period	839,019,718	368,812,559

End of period (a)	$1,247,971,816	$839,019,718

(a) Includes accumulated undistributed net investment income of	$26,091,173	$3,938,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $229,908,843) (Securities on loan at market value $28,561,677)	$222,883,358
Receivable from Separate Accounts for Trust shares sold	469,231
Dividends, interest and other receivables	92,683
Other assets	2,064

Total assets	223,447,336

LIABILITIES
Collateral held for loaned securities	29,988,219
Investment management fees payable	107,670
Distribution fees payable - Class IB	41,299
Payable to Separate Accounts for Trust shares redeemed	40,529
Recoupment fees payable	38,052
Administrative fees payable	19,073
Trustees’ fees payable	1,676
Accrued expenses	85,260

Total liabilities	30,321,778

NET ASSETS	$193,125,558

Net assets were comprised of:
Paid in capital	$190,958,964
Accumulated undistributed net investment income	409,445
Accumulated undistributed net realized gain	8,782,634
Unrealized depreciation on investments	(7,025,485)

Net assets	$193,125,558

Class IA
Net asset value, offering and redemption price per share, $531,339 / 63,643 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.35

Class IB
Net asset value, offering and redemption price per share, $192,594,219 / 23,373,700 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$1,469,454
Interest	21,869
Securities lending (net)	69,934

Total income	1,561,257

EXPENSES
Investment management fees	657,781
Distribution fees - Class IB	252,322
Administrative fees	116,608
Recoupment fees	74,333
Professional fees	25,481
Printing and mailing expenses	21,775
Custodian fees	8,454
Trustees’ fees	1,875
Miscellaneous	4,809

Gross expenses	1,163,438
Less: Fees paid indirectly	(13,029)

Net expenses	1,150,409

NET INVESTMENT INCOME	410,848

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain securities	6,144,877
Net change in unrealized depreciation on securities	(27,454,159)

NET REALIZED AND UNREALIZED LOSS	(21,309,282)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,898,434)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$410,848	$(122,974)
Net realized gain on investments	6,144,877	13,536,925
Net change in unrealized appreciation (depreciation) on investments	(27,454,159)	5,217,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,898,434)	18,631,581

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(25,170)
Class IB	—	(11,701,212)

TOTAL DISTRIBUTIONS	—	(11,726,382)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 19,257 and 44,831 shares, respectively ]	163,302	435,890
Capital shares issued in reinvestment of distributions [ 0 and 2,787 shares, respectively ]	—	25,170
Capital shares repurchased [ (12,570) and (9,508) shares, respectively ]	(109,359)	(93,140)

Total Class IA transactions	53,943	367,920

Class IB
Capital shares sold [ 2,262,098 and 9,259,278 shares, respectively ]	19,132,679	88,482,327
Capital shares issued in reinvestment of distributions [ 0 and 1,307,850 shares, respectively ]	—	11,701,212
Capital shares repurchased [ (4,185,704) and (6,650,015) shares, respectively ]	(35,411,813)	(61,379,590)

Total Class IB transactions	(16,279,134)	38,803,949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,225,191)	39,171,869

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,123,625)	46,077,068
NET ASSETS:
Beginning of period	230,249,183	184,172,115

End of period (a)	$193,125,558	$230,249,183

(a) Includes accumulated undistributed (overdistributed) net investment income of	$409,445	$(1,403)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,670,425,286) (Securities on loan at market value $276,443,664)	$1,728,017,667
Foreign cash (Cost $5,606,118)	5,708,920
Receivable for securities sold	68,595,660
Dividends, interest and other receivables	1,337,718
Receivable from Separate Accounts for Trust shares sold	623,497
Other assets	13,732

Total assets	1,804,297,194

LIABILITIES
Collateral held for loaned securities	270,983,986
Payable for securities purchased	13,696,029
Payable to Separate Accounts for Trust shares redeemed	1,201,800
Investment management fees payable	782,569
Distribution fees payable - Class IB	306,187
Administrative fees payable	131,458
Trustees’ fees payable	12,437
Accrued expenses	62,625

Total liabilities	287,177,091

NET ASSETS	$1,517,120,103

Net assets were comprised of:
Paid in capital	$1,567,560,020
Accumulated undistributed net investment income	2,200,617
Accumulated realized loss	(110,338,854)
Unrealized appreciation on investments and foreign currency translations	57,698,320

Net assets	$1,517,120,103

Class IA
Net asset value, offering and redemption price per share, $72,597,481 / 7,820,922 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.28

Class IB
Net asset value, offering and redemption price per share, $1,444,522,622 / 157,939,106 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $298,464 foreign withholding tax)	$8,353,499
Interest	792,481
Securities lending (net)	433,875

Total income	9,579,855

EXPENSES
Investment management fees	5,122,415
Distribution fees - Class IB	1,798,505
Administrative fees	769,051
Printing and mailing expenses	158,875
Custodian fees	61,662
Professional fees	34,649
Trustees’ fees	13,941
Miscellaneous	22,727

Gross expenses	7,981,825
Less: Waiver from investment advisor	(557,886)
Fees paid indirectly	(55,671)

Net expenses	7,368,268

NET INVESTMENT INCOME	2,211,587

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities (net of India tax of $1,640 on realized loss on investments)	(114,390,345)
Foreign currency transactions	(470,475)

Net realized loss	(114,860,820)

Change in unrealized appreciation (depreciation) on:
Securities	(24,598,481)
Foreign currency translations	73,728

Net change in unrealized depreciation	(24,524,753)

NET REALIZED AND UNREALIZED LOSS	(139,385,573)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(137,173,986)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,211,587	$(791,851)
Net realized gain (loss) on investments and foreign currency transactions	(114,860,820)	186,453,561
Net change in unrealized depreciation on investments and foreign currency translations	(24,524,753)	(62,348,563)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(137,173,986)	123,313,147

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(8,272,057)
Class IB	—	(217,862,589)

TOTAL DISTRIBUTIONS	—	(226,134,646)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,058,227 and 1,379,992 shares, respectively ]	19,264,808	15,863,126
Capital shares issued in reinvestment of distributions [ 0 and 816,463 shares, respectively ]	—	8,272,057
Capital shares repurchased [ (515,595) and (701,207) shares, respectively ]	(4,735,603)	(8,006,862)

Total Class IA transactions	14,529,205	16,128,321

Class IB
Capital shares sold [ 8,607,852 and 19,594,182 shares, respectively ]	77,809,284	223,108,124
Capital shares issued in reinvestment of distributions [ 0 and 21,718,984 shares, respectively ]	—	217,862,589
Capital shares repurchased [ (12,498,871) and (21,937,832) shares, respectively ]	(112,663,765)	(247,897,042)

Total Class IB transactions	(34,854,481)	193,073,671

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,325,276)	209,201,992

TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,499,262)	106,380,493
NET ASSETS:
Beginning of period	1,674,619,365	1,568,238,872

End of period (a)	$1,517,120,103	$1,674,619,365

(a) Includes accumulated undistributed net investment income and net investment loss of	$2,200,617	$(10,970)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,287,081,954) (Securities on loan at market value $70,394,079)	$1,183,218,501
Foreign cash (Cost $727)	1,447
Dividends, interest and other receivables	12,769,933
Receivable from Separate Accounts for Trust shares sold	1,436,647
Receivable for securities sold	43,128

Total assets	1,197,469,656

LIABILITIES
Overdraft payable	69,734
Collateral held for loaned securities	73,108,226
Payable for securities purchased	13,691,416
Investment management fees payable	830,197
Payable to Separate Accounts for Trust shares redeemed	251,681
Distribution fees payable - Class IB	146,970
Administrative fees payable	95,613
Trustees’ fees payable	2,954
Accrued expenses	83,569

Total liabilities	88,280,360

NET ASSETS	$1,109,189,296

Net assets were comprised of:
Paid in capital	$1,201,290,827
Accumulated undistributed net investment income	32,332,233
Accumulated net realized loss	(20,611,574)
Unrealized depreciation on investments and foreign currency translations	(103,822,190)

Net assets	$1,109,189,296

CLASS IA
Net asset value, offering and redemption price per share, $411,761,667 / 42,088,122 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

Class IB
Net asset value, offering and redemption price per share, $697,427,629 / 71,364,505 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.77

STATEMENT OF OPERATIONS

For Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$25,442,810
Dividends (net of $95,914 foreign withholding tax)	11,985,135
Securities lending (net)	587,380

Total income	38,015,325

EXPENSES
Investment management fees	4,692,180
Distribution fees - Class IB	873,100
Administrative fees	540,338
Printing and mailing expenses	107,570
Professional fees	29,099
Custodian fees	27,831
Trustees’ fees	9,110
Miscellaneous	15,167

Gross expenses	6,294,395
Less: Fees paid indirectly	(9,366)

Net expenses	6,285,029

NET INVESTMENT INCOME	31,730,296

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(12,991,003)
Foreign currency transactions	29,025

Net realized loss	(12,961,978)

Change in unrealized appreciation (depreciation) on:
Securities	(72,180,816)
Foreign currency translations	39,954

Net change in unrealized depreciation	(72,140,862)

NET REALIZED AND UNREALIZED LOSS	(85,102,840)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,372,544)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$31,730,296	$30,241,100
Net realized loss on investments and foreign currency transactions	(12,961,978)	(5,644,329)
Net change in unrealized depreciation on investments and foreign currency translations	(72,140,862)	(34,160,780)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(53,372,544)	(9,564,009)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(8,495,464)
Class IB	—	(21,231,060)

	—	(29,726,524)

Distributions from net realized capital gains
Class IA	—	(564,647)
Class IB	—	(1,686,157)

	—	(2,250,804)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(31,977,328)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,469,975 and 25,810,600 shares, respectively ]	155,745,706	279,009,357
Capital shares issued in reinvestment of dividends and distributions [ 0 and 884,485 shares, respectively ]	—	9,060,111
Capital shares repurchased [ (227,968) and (0) shares, respectively ]	(2,347,909)	—

Total Class IA transactions	153,397,797	288,069,468

Class IB
Capital shares sold [ 10,267,208 and 59,992,968 shares, respectively ]	103,164,205	645,899,598
Capital shares issued in reinvestment of dividends and distributions [0 and 2,235,593 shares, respectively ]	—	22,917,217
Capital shares repurchased [ (8,325,188) and (7,586,053) shares, respectively ]	(83,407,167)	(81,352,984)

Total Class IB transactions	19,757,038	587,463,831

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	173,154,835	875,533,299

TOTAL INCREASE IN NET ASSETS	119,782,291	833,991,962
NET ASSETS:
Beginning of period	989,407,005	155,415,043

End of period (a)	$1,109,189,296	$989,407,005

(a) Includes accumulated undistributed net investment income of	$32,332,233	$601,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $578,226,839) (Securities on loan at market value $76,546,275)	$492,508,985
Receivable from Separate Accounts for Trust shares sold	527,415
Dividends, interest and other receivables	356,263
Receivable for securities sold	73,209
Other assets	4,721

Total assets	493,470,593

LIABILITIES
Collateral held for loaned securities	80,971,437
Payable for securities purchased	12,762,978
Payable to Separate Accounts for Trust shares redeemed	608,663
Investment management fees payable	304,865
Administrative fees payable	37,309
Distribution fees payable - Class IB	17,242
Trustees’ fees payable	966
Accrued expenses	86,504

Total liabilities	94,789,964

NET ASSETS	$398,680,629

Net assets were comprised of:
Paid in capital	$478,948,931
Accumulated undistributed net investment income	1,828,390
Accumulated undistributed net realized gain	3,621,162
Unrealized depreciation on investments	(85,717,854)

Net assets	$398,680,629

Class IA
Net asset value, offering and redemption price per share, $319,320,093 / 35,238,429 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.06

Class IB
Net asset value, offering and redemption price per share, $79,360,536 / 8,765,588 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,139 foreign withholding tax)	$2,930,948
Interest	212,156
Securities lending (net)	606,123

Total income	3,749,227

EXPENSES
Investment management fees	1,568,257
Administrative fees	190,041
Distribution fees - Class IB	91,025
Custodian fees	49,726
Printing and mailing expenses	35,872
Professional fees	24,282
Trustees’ fees	2,955
Miscellaneous	4,684

Gross expenses	1,966,842
Less: Waiver from investment advisor	(46,266)

Net expenses	1,920,576

NET INVESTMENT INCOME	1,828,651

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	3,876,229
Net change in unrealized depreciation on securities	(37,662,346)

NET REALIZED AND UNREALIZED LOSS	(33,786,117)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,957,466)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,828,651	$1,839,379
Net realized gain on investments	3,876,229	752,035
Net change in unrealized depreciation on investments	(37,662,346)	(48,669,375)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(31,957,466)	(46,077,961)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,597,390)
Class IB	—	(272,980)

	—	(1,870,370)

Distributions from net realized capital gains
Class IA	—	(793,754)
Class IB	—	(223,406)

	—	(1,017,160)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,887,530)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,308,748 and 25,015,432 shares, respectively ]	108,802,967	286,246,415
Capital shares issued in reinvestment of dividends and distributions [ 0 and 247,103 shares, respectively ]	—	2,391,144
Capital shares repurchased [ (1,163,836) and (379,861) shares, respectively ]	(10,951,090)	(4,134,341)

Total Class IA transactions	97,851,877	284,503,218

Class IB
Capital shares sold [ 4,850,108 and 8,106,076 shares, respectively ]	46,616,160	90,730,387
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,257 shares, respectively ]	—	496,386
Capital shares repurchased [ (2,943,066) and (3,072,022) shares, respectively ]	(28,167,196)	(33,952,615)

Total Class IB transactions	18,448,964	57,274,158

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	116,300,841	341,777,376

TOTAL INCREASE IN NET ASSETS	84,343,375	292,811,885
NET ASSETS:
Beginning of period	314,337,254	21,525,369

End of period (a)	$398,680,629	$314,337,254

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,828,390	$(261)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $197,262,682) (Securities on loan at market value $40,832,537)	$186,101,402
Cash	550,000
Receivable for securities sold	3,486,134
Receivable from Separate Accounts for Trust shares sold	265,339
Dividends, interest and other receivables	63,222
Other assets	2,442

Total assets	190,468,539

LIABILITIES
Collateral held for loaned securities	18,218,823
Payable for securities purchased	5,665,380
Payable to Separate Accounts for Trust shares redeemed	140,744
Investment management fees payable	126,810
Distribution fees payable - Class IB	33,507
Administrative fees payable	16,591
Trustees’ fees payable	1,072
Accrued expenses	79,692

Total liabilities	24,282,619

NET ASSETS	$166,185,920

Net assets were comprised of:
Paid in capital	$174,363,720
Accumulated undistributed net investment income	441,244
Accumulated undistributed net realized gain	2,512,909
Unrealized depreciation on investments and foreign currency translations	(11,131,953)

Net assets	$166,185,920

Class IA
Net asset value, offering and redemption price per share, $8,037,709 / 684,608 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

Class IB
Net asset value, offering and redemption price per share, $158,148,211 / 13,471,030 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,980 foreign withholding tax)	$676,404
Interest	619,210
Securities lending (net)	142,238

Total income	1,437,852

EXPENSES
Investment management fees	760,563
Distribution fees - Class IB	200,612
Administrative fees	99,833
Custodian fees	30,815
Professional fees	23,778
Printing and mailing expenses	18,221
Trustees’ fees	1,533
Miscellaneous	6,523

Gross expenses	1,141,878
Less: Fees paid indirectly	(12,060)

Net expenses	1,129,818

NET INVESTMENT INCOME	308,034

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	474,181
Foreign currency transactions	(9,713)

Net realized gain	464,468

Change in unrealized appreciation (depreciation) on:
Securities	(7,851,149)
Foreign currency translations	26,206

Net change in unrealized depreciation	(7,824,943)

NET REALIZED AND UNREALIZED LOSS	(7,360,475)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,052,441)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$308,034	$1,371,096
Net realized gain on investments and foreign currency transactions	464,468	9,400,477
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,824,943)	(7,529,608)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,052,441)	3,241,965

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(101,326)
Class IB	—	(1,149,127)

	—	(1,250,453)

Distributions from net realized capital gains
Class IA	—	(457,575)
Class IB	—	(7,037,783)

	—	(7,495,358)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(8,745,811)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 93,937 and 905,160 shares, respectively ]	1,151,317	12,117,101
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,919 shares, respectively ]	—	558,901
Capital shares repurchased [ (275,216) and (85,192) shares, respectively ]	(3,269,484)	(1,110,246)

Total Class IA transactions	(2,118,167)	11,565,756

Class IB
Capital shares sold [ 2,248,497 and 6,308,628 shares, respectively ]	27,047,904	81,788,590
Capital shares issued in reinvestment of dividends and distributions [ 0 and 671,863 shares, respectively ]	—	8,186,910
Capital shares repurchased [ (2,287,350) and (2,714,007) shares, respectively ]	(27,532,445)	(35,287,583)

Total Class IB transactions	(484,541)	54,687,917

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,602,708)	66,253,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,655,149)	60,749,827
NET ASSETS:
Beginning of period	175,841,069	115,091,242

End of period (a)	$166,185,920	$175,841,069

(a) Includes accumulated undistributed net investment income of	$441,244	$133,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
(Securities on loan at market value $428,808,497)
Unaffiliated issuers (Cost $1,536,465,540)	$1,576,287,579
Affiliated issuers (Cost $32,229,980)	30,217,875
Repurchase Agreement (Amortized Cost $190,460,791)	190,460,791
Cash	27,405
Foreign cash (Cost $11,106)	112,069
Receivable for securities sold	2,228,477
Receivable from Separate Accounts for Trust shares sold	1,440,012
Dividends, interest and other receivables	1,153,759
Other assets	15,748

Total assets	1,801,943,715

LIABILITIES
Collateral held for loaned securities	339,948,733
Payable for securities purchased	18,098,745
Payable to Separate Accounts for Trust shares redeemed	1,152,364
Investment management fees payable	914,077
Distribution fees payable - Class IB	203,751
Administrative fees payable	126,385
Trustees’ fees payable	4,898
Accrued expenses	100,379

Total liabilities	360,549,332

NET ASSETS	$1,441,394,383

Net assets were comprised of:
Paid in capital	$1,354,149,536
Accumulated undistributed net investment income	4,507,185
Accumulated undistributed net realized gain	44,927,446
Unrealized appreciation on investments, futures and foreign currency translations	37,810,216

Net assets	$1,441,394,383

Class IA
Net asset value, offering and redemption price per share, $494,221,372 / 17,226,982 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.69

Class IB
Net asset value, offering and redemption price per share, $947,173,011 / 33,008,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $42,850 foreign withholding tax)	$7,404,332
Interest	3,000,666
Securities lending (net)	1,039,639

Total income	11,444,637

EXPENSES
Investment management fees	5,123,915
Distribution fees - Class IB	1,190,833
Administrative fees	707,549
Printing and mailing expenses	142,005
Custodian fees	33,768
Professional fees	32,906
Trustees’ fees	12,114
Miscellaneous	12,631

Gross expenses	7,255,721
Less: Fees paid indirectly	(118,923)

Net expenses	7,136,798

NET INVESTMENT INCOME	4,307,839

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	21,713,993
Futures	(228,370)
Foreign currency transactions	841

Net realized gain	21,486,464

Change in unrealized depreciation on:
Securities	(156,607,674)
Futures	(283,950)
Foreign currency translations	(2,765)

Net change in unrealized depreciation	(156,894,389)

NET REALIZED AND UNREALIZED LOSS	(135,407,925)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(131,100,086)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,307,839	$6,633,594
Net realized gain on investments, futures and foreign currency transactions	21,486,464	73,553,525
Net change in unrealized depreciation on investments, futures and foreign currency translations	(156,894,389)	(17,445,004)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(131,100,086)	62,742,115

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,147,292)
Class IB	—	(4,287,855)

	—	(6,435,147)

Distributions from net realized capital gains
Class IA	—	(10,925,488)
Class IB	—	(35,528,887)

	—	(46,454,375)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(52,889,522)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 6,830,905 and 10,311,582 shares, respectively ]	202,864,655	345,162,658
Capital shares issued in reinvestment of dividends and distributions [ 0 and 425,123 shares, respectively ]	—	13,072,780
Capital shares repurchased [ (296,759) and (43,869) shares, respectively ]	(8,647,383)	(1,436,647)

Total Class IA transactions	194,217,272	356,798,791

Class IB
Capital shares sold [ 4,304,791 and 11,995,788 shares, respectively ]	128,401,674	393,301,154
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,290,466 shares, respectively ]	—	39,816,742
Capital shares repurchased [ (3,006,294) and (5,708,145) shares, respectively ]	(89,002,360)	(188,010,761)

Total Class IB transactions	39,399,314	245,107,135

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	233,616,586	601,905,926

TOTAL INCREASE IN NET ASSETS	102,516,500	611,758,519
NET ASSETS:
Beginning of period	1,338,877,883	727,119,364

End of period (a)	$1,441,394,383	$1,338,877,883

(a) Includes accumulated undistributed net investment income of	$4,507,185	$199,346

* Class IA commenced operations on July 13, 2007.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $85,695,301)
(Securities on loan at market value $10,599,819)	$85,246,677
Receivable for forward commitments	4,629,570
Dividends, interest and other receivables	502,932
Receivable for securities sold	188,220
Receivable from Separate Accounts for Trust shares sold	861

Total assets	90,568,260

LIABILITIES
Payable for forward commitments	8,470,012
Payable for securities purchased	6,337,649
Collateral held for loaned securities	5,985,120
Securities sold short (Proceeds received $2,256,285)	2,244,250
Payable to Separate Accounts for Trust shares redeemed	52,054
Investment management fees payable	32,341
Administrative fees payable	7,995
Trustees' fees payable	1,162
Accrued expenses	109,052

Total liabilities	23,239,635

NET ASSETS	$67,328,625

Net assets were comprised of:
Paid in capital	$66,587,189
Accumulated undistributed net investment income	1,396,917
Accumulated net realized loss	(218,892)
Unrealized depreciation on investments and securities sold short	(436,589)

Net assets	$67,328,625

Class IA
Net asset value, offering and redemption price per share, $67,328,625 / 6,038,203 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$1,637,765
Securities lending (net)	22,614

Total income	1,660,379
EXPENSES
Investment management fees	175,185
Administrative fees	50,127
Professional fees	23,846
Printing and mailing expenses	7,971
Custodian fees	5,811
Trustees' fees	640
Miscellaneous	5,160

Gross expenses	268,740
Less: Waiver from investment advisor	(5,691)

Net expenses	263,049

NET INVESTMENT INCOME	1,397,330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,003,436

Change in unrealized appreciation (depreciation) on:
Securities	(1,116,771)
Securities sold short	43,534

Net change in unrealized depreciation	(1,073,237)

NET REALIZED AND UNREALIZED LOSS	(69,801)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,327,529

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,397,330	$3,427,795
Net realized gain on investments	1,003,436	491,663
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(1,073,237)	1,211,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,327,529	5,131,333

DIVIDENDS:
Class IA
Dividends from net investment income	—	(3,463,116)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 235,493 and 460,507 shares, respectively ]	2,626,182	5,078,447
Capital shares issued in reinvestment of dividends [ 0 and 318,116 shares, respectively ]	—	3,463,116
Capital shares repurchased [ (1,012,310) and (2,067,517) shares, respectively ]	(11,303,036)	(22,807,039)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,676,854)	(14,265,476)

TOTAL DECREASE IN NET ASSETS	(7,349,325)	(12,597,259)
NET ASSETS:
Beginning of period	74,677,950	87,275,209

End of period (a)	$67,328,625	$74,677,950

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,396,917	$(413)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,386,007,849)
(Securities on loan at market value $300,171,152)	$2,466,114,988
Cash	2,403,158
Foreign cash (Cost $4,873,382)	4,952,563
Dividends, interest and other receivables	3,591,737
Receivable for securities sold	3,490,096
Receivable from Separate Accounts for Trust shares sold	1,706,576

Total assets	2,482,259,118

LIABILITIES
Collateral held for loaned securities	309,348,772
Payable for securities purchased	5,780,073
Payable to Separate Accounts for Trust shares redeemed	1,899,460
Investment management fees payable	1,247,431
Administrative fees payable	281,209
Distribution fees payable - Class IB	239,624
Variation margin payable on futures contracts	108,174
Recoupment fees payable	40,278
Trustees’ fees payable	2,909
Accrued expenses	90,570

Total liabilities	319,038,500

NET ASSETS	$2,163,220,618

Net assets were comprised of:
Paid in capital	$2,020,922,555
Accumulated undistributed net investment income	30,234,347
Accumulated undistributed net realized gain	32,160,894
Unrealized appreciation on investments, futures, and foreign currency translations	79,902,822

Net assets	$2,163,220,618

Class IA
Net asset value, offering and redemption price per share, $1,017,781,025 / 82,188,897 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.38

Class IB
Net asset value, offering and redemption price per share, $1,145,439,593 / 92,526,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,623,042 foreign withholding tax)	$35,139,361
Interest	462,415
Securities lending (net)	1,615,665

Total income	37,217,441

EXPENSES
Investment management fees.	5,826,075
Administrative fees	1,531,558
Distribution fees - Class IB	1,403,692
Custodian fees	696,176
Printing and mailing expenses	202,299
Professional fees	38,345
Trustees’ fees	17,210
Miscellaneous	18,857

Gross expenses	9,734,212
Less: Waiver from investment advisor	(42,247)
Fees paid indirectly	(136,845)

Net expenses	9,555,120

NET INVESTMENT INCOME	27,662,321

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	11,827,915
Futures	(2,940,519)
Foreign currency transactions	(992,463)

Net realized gain	7,894,933

Change in unrealized appreciation (depreciation) on:
Securities	(97,866,290)
Futures	(366,193)
Foreign currency translations	215,893

Net change in unrealized depreciation	(98,016,590)

NET REALIZED AND UNREALIZED LOSS	(90,121,657)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(62,459,336)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,662,321	$28,293,434
Net realized gain on investments, futures and foreign currency transactions	7,894,933	366,323,361
Net change in unrealized depreciation on investments, futures and foreign currency translations	(98,016,590)	(152,236,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(62,459,336)	242,380,463

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,531,955)
Class IB	—	(4,637,873)

	—	(9,169,828)

Distributions from net realized capital gains
Class IA	—	(136,558,896)
Class IB	—	(229,437,844)

	—	(365,996,740)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(375,166,568)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 27,624,077 and 14,996,453 shares, respectively ]	344,471,439	226,043,561
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,458,076 shares, respectively ]	—	141,090,851
Capital shares repurchased [ (2,168,670) and (689,377) shares, respectively ]	(26,697,980)	(10,441,934)

Total Class IA transactions	317,773,459	356,692,478

Class IB
Capital shares sold [ 8,013,237 and 10,943,783 shares, respectively ]	99,413,211	162,782,761
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,975,126 shares, respectively ]	—	234,075,717
Capital shares repurchased [ (8,944,501) and (16,870,192) shares, respectively ]	(108,305,444)	(251,311,586)

Total Class IB transactions	(8,892,233)	145,546,892

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	308,881,226	502,239,370

TOTAL INCREASE IN NET ASSETS	246,421,890	369,453,265
NET ASSETS:
Beginning of period	1,916,798,728	1,547,345,463

End of period (a)	$2,163,220,618	$1,916,798,728

(a) Includes accumulated undistributed net investment income of	$30,234,347	$2,572,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $452,846,831) (Securities on loan at market value $45,233,680)	$441,975,438
Receivable for securities sold	3,994,586
Receivable from Separate Accounts for Trust shares sold	1,130,666
Dividends, interest and other receivables	742,349
Other assets	4,906

Total assets	447,847,945

LIABILITIES
Overdraft payable	908
Overdraft payable of foreign cash	168
Collateral held for loaned securities	47,463,321
Payable for securities purchased	9,284,329
Payable to Separate Accounts for Trust shares redeemed	543,881
Investment management fees payable	281,777
Distribution fees payable - Class IB	82,876
Administrative fees payable	35,708
Trustees' fees payable	1,108
Accrued expenses	115,703

Total liabilities	57,809,779

NET ASSETS	$390,038,166

Net assets were comprised of:
Paid in capital	$391,814,766
Accumulated undistributed net investment income	3,559,384
Accumulated undistributed net realized gain	5,505,503
Unrealized depreciation on investments and foreign currency translations	(10,841,487)

Net assets	$390,038,166

Class IB
Net asset value, offering and redemption price per share, $390,038,166 / 59,503,798 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $628,487 foreign withholding tax)	$5,415,514
Interest	151,968
Securities lending (net)	213,826

Total income	5,781,308

EXPENSES
Investment management fees	1,589,768
Distribution fees - Class IB	467,861
Administrative fees	202,942
Custodian fees	179,017
Printing and mailing expenses	39,526
Professional fees	25,206
Trustees' fees	3,309
Miscellaneous	7,835

Total expenses	2,515,464

NET INVESTMENT INCOME	3,265,844

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(43,536)
Foreign currency transactions	(85,417)

Net realized loss	(128,953)

Change in unrealized appreciation (depreciation) on:

Securities	(40,028,050)
Foreign currency translations	20,314

Net change in unrealized depreciation	(40,007,736)

NET REALIZED AND UNREALIZED LOSS	(40,136,689)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,870,845)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,265,844	$1,546,934
Net realized gain (loss) on investments and foreign currency transactions	(128,953)	25,814,937
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(40,007,736)	6,715,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,870,845)	34,077,112

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(1,709,475)
Distributions from net realized capital gains	—	(12,208,884)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(13,918,359)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 18,242,734 and 35,957,009 shares, respectively ]	124,058,788	257,299,487
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,990,575 shares, respectively ]	—	13,918,359
Capital shares repurchased [ (8,621,336) and (13,439,842) shares, respectively ]	(58,433,899)	(94,991,055)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	65,624,889	176,226,791

TOTAL INCREASE IN NET ASSETS	28,754,044	196,385,544
NET ASSETS:
Beginning of period	361,284,122	164,898,578

End of period (a)	$390,038,166	$361,284,122

(a) Includes accumulated undistributed net investment income of	$3,559,384	$293,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,587,861,924) (Securities on loan at market value $241,327,473)	$2,472,737,603
Cash	3,453,582
Foreign cash (Cost $542,031)	550,618
Receivable for forward commitments	207,853,475
Dividends, interest and other receivables	11,845,108
Receivable for securities sold	3,705,362
Receivable from Separate Accounts for Trust shares sold	788,978
Unrealized appreciation of forward foreign currency contracts	98,186
Other assets	16,835

Total assets	2,701,049,747

LIABILITIES
Payable for forward commitments	679,818,455
Collateral held for loaned securities	139,949,997
Payable for securities purchased	96,847,851
Securities sold short (Proceeds received $70,215,469)	70,081,725
Options written, at value (Premiums received $1,989,270)	2,868,244
Payable to Separate Accounts for Trust shares redeemed	1,404,069
Investment management fees payable	609,523
Variation margin payable on futures contracts	491,226
Distribution fees payable - Class IB	275,258
Administrative fees payable	143,734
Trustees’ fees payable	16,397
Accrued expenses	97,384

Total liabilities	992,603,863

NET ASSETS	$1,708,445,884

Net assets were comprised of:
Paid in capital	$1,846,913,879
Accumulated undistributed net investment income	37,325,187
Accumulated net realized loss	(59,487,926)
Unrealized depreciation on investments, securities sold short, options written, futures and foreign currency translations	(116,305,256)

Net assets	$1,708,445,884

Class IA
Net asset value, offering and redemption price per share, $374,394,489 / 36,187,343 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.35

Class IB
Net asset value, offering and redemption price per share, $1,334,051,395 / 128,919,029 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$44,933,804
Securities lending (net)	371,090

Total income	45,304,894

EXPENSES
Investment management fees	4,109,286
Distribution fees - Class IB	1,785,715
Administrative fees	977,089
Printing and mailing expenses	200,938
Custodian fees	75,313
Professional fees	38,275
Trustees’ fees	17,918
Miscellaneous	21,958

Total expenses	7,226,492

NET INVESTMENT INCOME	38,078,402

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(34,033,636)
Options written	(1,458,901)
Futures	(14,091,442)
Foreign currency transactions	333,480

Net realized loss	(49,250,499)

Change in unrealized appreciation (depreciation) on:
Securities	(71,633,687)
Securities sold short	169,994
Options written	(142,259)
Futures	747,965
Foreign currency translations	(604,932)

Net change in unrealized depreciation	(71,462,919)

NET REALIZED AND UNREALIZED LOSS	(120,713,418)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,635,016)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$38,078,402	$93,325,041
Net realized gain (loss) on investments, options written, futures and foreign currency transactions	(49,250,499)	8,085,933
Net change in unrealized depreciation on investments, securities sold short, options written, futures, and foreign currency translations	(71,462,919)	(41,855,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(82,635,016)	59,555,589

DIVIDENDS:
Dividends from net investment income
Class IA	—	(28,678,567)
Class IB	—	(67,112,904)

TOTAL DIVIDENDS	—	(95,791,471)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,381,155 and 50,699,024 shares, respectively ]	100,455,089	563,062,389
Capital shares issued in reinvestment of dividends [ 0 and 2,678,844 shares, respectively ]	—	28,678,567
Capital shares repurchased [ (31,891,278) and (4,283,025) shares, respectively ]	(339,785,117)	(47,593,846)

Total Class IA transactions	(239,330,028)	544,147,110

Class IB
Capital shares sold [ 5,366,138 and 21,682,864 shares, respectively ]	57,417,375	240,848,957
Capital shares issued in reinvestment of dividends [ 0 and 6,259,226 shares, respectively ]	—	67,112,904
Capital shares repurchased [ (17,879,106) and (22,430,291) shares, respectively ]	(190,212,633)	(249,377,926)

Total Class IB transactions	(132,795,258)	58,583,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(372,125,286)	602,731,045

TOTAL INCREASE (DECREASE) IN NET ASSETS	(454,760,302)	566,495,163

NET ASSETS:
Beginning of period	2,163,206,186	1,596,711,023

End of period (a)	$1,708,445,884	$2,163,206,186

(a) Includes accumulated undistributed (overdistributed) net investment income of	$37,325,187	$(753,215)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $533,487,301) (Securities on Loan at market value $16,599,207)	$459,103,267
Cash	5,932
Receivable for securities sold	41,923,409
Dividends, interest and other receivables	586,359
Receivable from Separate Accounts for Trust shares sold	112,725
Other assets	4,525

Total assets	501,736,217

LIABILITIES
Payable for securities purchased	37,824,298
Collateral held for loaned securities	17,088,868
Payable to Separate Accounts for Trust shares redeemed	319,719
Investment management fees payable	213,298
Distribution fees payable - Class IB	93,937
Administrative fees payable	41,915
Trustees’ fees payable	8,487
Accrued expenses	154,221

Total liabilities	55,744,743

NET ASSETS	$445,991,474

Net assets were comprised of:
Paid in capital	$542,789,399
Accumulated undistributed net investment income	4,309,411
Accumulated net realized loss	(26,723,302)
Unrealized depreciation on investments	(74,384,034)

Net assets	$445,991,474

Class IA
Net asset value, offering and redemption price per share, $20,193,480 / 2,084,240 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

Class IB
Net asset value, offering and redemption price per share, $425,797,994 / 43,888,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$6,235,469
Interest	83,836
Securities lending (net)	103,347

Total income	6,422,652

EXPENSES
Investment management fees	1,485,780
Distribution fees - Class IB	608,430
Administrative fees	263,759
Printing and mailing expenses	52,903
Professional fees	27,559
Custodian fees	15,159
Trustees’ fees	4,629
Miscellaneous	19,581

Gross expenses	2,477,800
Less: Waiver from investment advisor	(138,301)

Net expenses	2,339,499

NET INVESTMENT INCOME	4,083,153

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(28,472,621)
Net change in unrealized depreciation on securities	(67,931,380)

NET REALIZED AND UNREALIZED LOSS	(96,404,001)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(92,320,848)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,083,153	$8,781,892
Net realized gain (loss) on investments	(28,472,621)	76,974,809
Net change in unrealized depreciation on investments	(67,931,380)	(90,774,858)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(92,320,848)	(5,018,157)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(32,805)
Class IB	—	(8,492,344)

	—	(8,525,149)

Distributions from net realized capital gains
Class IA	—	(299,068)
Class IB	—	(88,678,216)

	—	(88,977,284)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(97,502,433)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,963,695 and 64,206 shares, respectively ]	21,334,269	943,433
Capital shares issued in reinvestment of dividends and distributions [ 0 and 28,060 shares, respectively ]	—	331,873
Capital shares repurchased [ (41,992) and (56,186) shares, respectively ]	(455,214)	(828,962)

Total Class IA transactions	20,879,055	446,344

Class IB
Capital shares sold [ 1,643,118 and 6,322,902 shares, respectively ]	17,586,120	92,999,434
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,215,632 shares, respectively ]	—	97,170,560
Capital shares repurchased [ (5,750,169) and (12,060,300) shares, respectively ]	(61,562,001)	(174,382,017)

Total Class IB transactions	(43,975,881)	15,787,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,096,826)	16,234,321

TOTAL DECREASE IN NET ASSETS	(115,417,674)	(86,286,269)
NET ASSETS:
Beginning of period	561,409,148	647,695,417

End of period (a)	$445,991,474	$561,409,148

(a) Includes accumulated undistributed net investment income of	$4,309,411	$226,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $281,926,852) (Securities on loan at market value $20,489,356)	$250,934,209
Cash	18,482
Receivable for securities sold	1,757,903
Dividends, interest and other receivables	482,052
Receivable from Separate Accounts for Trust shares sold	299,430
Variation margin receivable on futures contracts	1,100
Other assets	1,234

Total assets	253,494,410

LIABILITIES
Collateral held for loaned securities	21,083,911
Payable for securities purchased	1,862,296
Payable to Separate Accounts for Trust shares redeemed	378,409
Investment management fees payable	72,635
Distribution fees payable - Class IB	49,602
Administrative fees payable	41,280
Trustees’ fees payable	3,847
Accrued expenses	20,711

Total liabilities	23,512,691

NET ASSETS	$229,981,719

Net assets were comprised of:
Paid in capital	$264,807,908
Accumulated undistributed net investment income	1,657,925
Accumulated net realized loss	(5,418,451)
Unrealized depreciation on investments, futures and foreign currency translations	(31,065,663)

Net assets	$229,981,719

Class IA
Net asset value, offering and redemption price per share, $348,370 / 43,783 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.96

Class IB
Net asset value, offering and redemption price per share, $229,633,349 / 28,851,577 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30,2008 (Unaudited)

INVESTMENT INCOME
Dividends	$2,767,001
Interest	29,211
Securities lending (net)	38,063

Total income	2,834,275

EXPENSES
Investment management fees	628,430
Distribution fees - Class IB	313,727
Administrative fees	258,149
Custodian fees	47,661
Printing and mailing expenses	27,213
Professional fees	25,843
Trustees’ fees	2,354
Miscellaneous	9,712

Gross expenses	1,313,089
Less: Waiver from investment advisor	(118,886)
Fees paid indirectly	(21,997)

Net expenses	1,172,206

NET INVESTMENT INCOME	1,662,069

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(4,700,226)
Futures	(189,997)
Foreign currency transactions	227

Net realized loss	(4,889,996)

Change in unrealized appreciation (depreciation) on:
Securities	(31,005,003)
Futures	(58,953)
Foreign currency translations	10,165

Net change in unrealized depreciation	(31,053,791)

NET REALIZED AND UNREALIZED LOSS	(35,943,787)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,281,718)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,662,069	$3,697,398
Net realized gain (loss) on investments, futures and foreign currency transactions	(4,889,996)	61,263,577
Net change in unrealized depreciation on investments, futures and foreign currency translations	(31,053,791)	(52,077,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,281,718)	12,883,129

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,497)
Class IB	—	(3,625,971)

	—	(3,630,468)

Distributions from net realized capital gains
Class IA	—	(62,264)
Class IB	—	(60,319,209)

	—	(60,381,473)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(64,011,941)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 25,104 and 13,716 shares, respectively ]	216,448	163,150
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,453 shares, respectively ]	—	66,761
Capital shares repurchased [ (13,981) and (6,313) shares, respectively ]	(120,749)	(76,327)

Total Class IA transactions	95,699	153,584

Class IB
Capital shares sold [ 1,556,339 and 2,310,783 shares, respectively ]	13,139,743	27,100,321
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,128,019 shares, respectively ]	—	63,945,180
Capital shares repurchased [ (3,959,523) and (7,348,940) shares, respectively ]	(33,445,559)	(85,734,549)

Total Class IB transactions	(20,305,816)	5,310,952

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,210,117)	5,464,536

TOTAL DECREASE IN NET ASSETS	(54,491,835)	(45,664,276)
NET ASSETS:
Beginning of period	284,473,554	330,137,830

End of period (a)	$229,981,719	$284,473,554

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,657,925	$(4,144)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30,2008 (Unaudited)

ASSETS
Investments at value (Cost $931,928,475) (Securities on loan at market value $51,158,166)	$940,397,288
Cash	6,897
Receivable for securities sold	81,052,506
Receivable from Separate Accounts for Trust shares sold	653,184
Dividends, interest and other receivables	554,237
Variation margin receivable on futures contracts	857
Other assets	6,939

Total assets	1,022,671,908

LIABILITIES
Overdraft payable	1,456
Collateral held for loaned securities	52,404,210
Payable for securities purchased	79,961,454
Payable to Separate Accounts for Trust shares redeemed	542,226
Investment management fees payable	371,516
Distribution fees payable - Class IB	181,043
Administrative fees payable	126,124
Trustees’ fees payable	13,760
Accrued expenses	55,519

Total liabilities	133,657,308

NET ASSETS	$889,014,600

Net assets were comprised of:
Paid in capital	$1,569,529,443
Accumulated undistributed net investment income	1,605,648
Accumulated net realized loss	(690,524,085)
Unrealized depreciation on investments, futures and foreign currency translations	8,403,594

Net assets	$889,014,600

Class IA
Net asset value, offering and redemption price per share, $46,996,145 / 2,872,732 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.36

Class IB
Net asset value, offering and redemption price per share, $842,018,455 / 52,723,455 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30,2008 (Unaudited)

INVESTMENT INCOME
Dividends	$5,237,607
Interest	271,704
Securities lending (net)	98,385

Total income	5,607,696

EXPENSES
Investment management fees	2,235,108
Distribution fees - Class IB	1,091,452
Administrative fees	740,158
Printing and mailing expenses	94,104
Custodian fees	63,363
Professional fees	30,316
Trustees’ fees	8,214
Miscellaneous	14,368

Gross expenses	4,277,083
Less: Waiver from investment advisor	(56,902)
Fees paid indirectly	(33,754)

Net expenses	4,186,427

NET INVESTMENT INCOME	1,421,269

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(44,365,684)
Futures	(439,705)
Foreign currency transactions	752

Net realized loss	(44,804,637)

Change in unrealized appreciation (depreciation) on:
Securities	(56,763,418)
Futures	(21,573)
Foreign currency translations	648

Net change in unrealized depreciation	(56,784,343)

NET REALIZED AND UNREALIZED LOSS	(101,588,980)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(100,167,711)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,421,269	$3,545,838
Net realized gain (loss) on investments, futures and foreign currency transactions	(44,804,637)	161,547,038
Net change in unrealized depreciation on investments, futures and foreign currency translations	(56,784,343)	(37,633,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(100,167,711)	127,459,593

DIVIDENDS:
Dividends from net investment income
Class IA	—	(42,439)
Class IB	—	(3,267,867)

TOTAL DIVIDENDS	—	(3,310,306)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,560,898 and 155,577 shares, respectively ]	43,854,804	2,742,676
Capital shares issued in reinvestment of dividends [ 0 and 2,384 shares, respectively ]	—	42,439
Capital shares repurchased [ (95,035) and (48,268) shares, respectively ]	(1,603,843)	(848,884)

Total Class IA transactions	42,250,961	1,936,231

Class IB
Capital shares sold [ 4,345,841 and 9,743,228 shares, respectively ]	71,439,965	168,931,049
Capital shares issued in reinvestment of dividends [ 0 and 187,442 shares, respectively ]	—	3,267,867
Capital shares repurchased [ (6,730,380) and (10,702,307) shares, respectively ]	(109,911,996)	(178,055,200)

Total Class IB transactions	(38,472,031)	(5,856,284)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,778,930	(3,920,053)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,388,781)	120,229,234
NET ASSETS:
Beginning of period	985,403,381	865,174,147

End of period (a)	$889,014,600	$985,403,381

(a) Includes accumulated undistributed net investment income of	$1,605,648	$184,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $222,278,525) (Securities on loan at market value $42,310,460)	$175,285,713
Repurchase Agreement (Amortized Cost $24,501,218)	24,501,218
Receivable for securities sold	1,740,393
Dividends, interest and other receivables	168,448
Receivable from Separate Accounts for Trust shares sold	160,871
Other assets	807

Total assets	201,857,450

LIABILITIES
Collateral held for loaned securities	43,731,621
Payable for securities purchased	3,108,047
Investment management fees payable	77,065
Distribution fees payable-Class IB	34,271
Payable to Separate Accounts for Trust shares redeemed	30,691
Administrative fees payable	16,317
Trustees’ fees payable	1,171
Accrued expenses	73,840

Total liabilities	47,073,023

NET ASSETS	$154,784,427

Net assets were comprised of:
Paid in capital	$217,138,563
Accumulated undistributed net investment income	868,742
Accumulated net realized loss	(16,230,066)
Unrealized depreciation on investments	(46,992,812)

Net assets	$154,784,427

Class IA
Net asset value, offering and redemption price per share, $1,272,913 / 170,646 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.46

Class IB
Net asset value, offering and redemption price per share, $153,511,514 / 20,671,244 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$1,478,549
Securities lending (net)	214,468
Interest	44,970

Total income	1,737,987

EXPENSES
Investment management fees	586,948
Distribution fees - Class IB	224,336
Administrative fees	105,728
Professional fees	24,308
Printing and mailing expenses	19,789
Custodian fees	7,458
Trustees’ fees	1,714
Miscellaneous	5,045

Gross expenses	975,326
Less: Waiver from investment advisor	(74,853)
Fees paid indirectly	(31,821)

Net expenses	868,652

NET INVESTMENT INCOME	869,335

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(19,975,326)
Net change in unrealized depreciation on securities	(40,375,690)

NET REALIZED AND UNREALIZED LOSS	(60,351,016)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,481,681)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$869,335	$(109,147)
Net realized gain (loss) on investments	(19,975,326)	8,168,890
Net change in unrealized depreciation on investments	(40,375,690)	(22,066,640)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(59,481,681)	(14,006,897)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(23,827)
Class IB	—	(4,644,271)

TOTAL DISTRIBUTIONS	—	(4,668,098)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 73,878 and 114,038 shares, respectively ]	638,512	1,275,905
Capital shares issued in reinvestment of distributions [ 0 and 2,323 shares, respectively ]	—	23,827
Capital shares repurchased [ (23,952) and (5,673) shares, respectively ]	(202,964)	(64,488)

Total Class IA transactions	435,548	1,235,244

Class IB
Capital shares sold [ 2,518,617 and 5,910,568 shares, respectively ]	21,980,881	66,971,422
Capital shares issued in reinvestment of distributions [ 0 and 451,873 shares, respectively ]	—	4,644,271
Capital shares repurchased [ (2,558,120) and (3,852,338) shares, respectively ]	(22,460,777)	(43,491,995)

Total Class IB transactions	(479,896)	28,123,698

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,348)	29,358,942

TOTAL INCREASE IN NET ASSETS	(59,526,029)	10,683,947
NET ASSETS:
Beginning of period	214,310,456	203,626,509

End of period (a)	$154,784,427	$214,310,456

(a) Includes accumulated undistributed net investment income and net investment loss of	$868,742	$(593)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,897,782,097) (Securities on loan at market value $287,516,621)	$1,866,878,782
Receivable for Forward Commitments	44,829,945
Dividends, interest and other receivables	21,076,959
Receivable for securities sold	4,261,646
Receivable from Separate Accounts for Trust shares sold	3,354,627
Other assets	15,931

Total assets	1,940,417,890

LIABILITIES
Overdraft payable	59,865,156
Collateral held for loaned securities	228,754,444
Payable for securities purchased	157,618,494
Securities sold short (Proceeds received $44,829,945)	44,860,945
Payable to Separate Accounts for Trust shares redeemed	1,070,671
Investment management fees payable	436,154
Administrative fees payable	119,543
Distribution fees payable - Class IB	29,340
Trustees’ fees payable	4,865
Accrued expenses	126,286

Total liabilities	492,885,898

NET ASSETS	$1,447,531,992

Net assets were comprised of:
Paid in capital	$1,446,450,955
Accumulated undistributed net investment income	34,538,086
Accumulated net realized loss	(2,522,734)
Unrealized depreciation on investments and securities sold short	(30,934,315)

Net assets	$1,447,531,992

Class IA
Net asset value, offering and redemption price per share, $1,299,380,364 / 95,609,203 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.59

Class IB
Net asset value, offering and redemption price per share, $148,151,628 / 10,908,350 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$36,960,769
Dividends	627,357
Securities lending (net)	598,682

Total income	38,186,808

EXPENSES
Investment management fees	2,546,793
Administrative fees	701,358
Distribution fees - Class IB	184,919
Printing and mailing expenses	139,909
Professional fees	32,842
Custodian fees	23,982
Trustees’ fees	11,852
Miscellaneous	13,670

Total expenses	3,655,325

NET INVESTMENT INCOME	34,531,483

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	7,987,675

Change in unrealized appreciation (depreciation) on:
Securities	(54,773,480)
Securities sold short	240,902

Net change in unrealized depreciation	(54,532,578)

NET REALIZED AND UNREALIZED LOSS	(46,544,903)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,013,420)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$34,531,483	$49,995,941
Net realized gain on investments	7,987,675	11,130,700
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(54,532,578)	22,113,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,013,420)	83,240,516

DIVIDENDS:
Dividends from net investment income
Class IA	—	(44,535,817)
Class IB	—	(5,583,705)

TOTAL DIVIDENDS	—	(50,119,522)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 18,137,674 and 29,856,174 shares, respectively ]	249,275,237	402,074,041
Capital shares issued in reinvestment of dividends [ 0 and 3,332,025 shares, respectively ]	—	44,535,817
Capital shares repurchased [ (4,145,680) and (3,822,079) shares, respectively ]	(56,565,105)	(51,553,585)

Total Class IA transactions	192,710,132	395,056,273

Class IB
Capital shares sold [ 3,337,775 and 6,534,578 shares, respectively ]	45,863,957	87,752,868
Capital shares issued in reinvestment of dividends [ 0 and 417,472 shares, respectively ]	—	5,583,705
Capital shares repurchased [ (3,226,925) and (4,297,209) shares, respectively ]	(43,955,660)	(57,773,347)

Total Class IB transactions	1,908,297	35,563,226

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	194,618,429	430,619,499

TOTAL INCREASE IN NET ASSETS	182,605,009	463,740,493
NET ASSETS:
Beginning of period	1,264,926,983	801,186,490

End of period (a)	$1,447,531,992	$1,264,926,983

(a) Includes accumulated undistributed net investment income of	$34,538,086	$6,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $232,531,982) (Securities on loan at market value $21,394,959)	$213,441,227
Cash	800
Receivable for securities sold	2,310,177
Dividends, interest and other receivables	164,106
Receivable from Separate Accounts for Trust shares sold	86,413
Other assets	796

Total assets	216,003,519

LIABILITIES
Collateral held for loaned securities	22,236,236
Payable for securities purchased	1,882,358
Payable to Separate Accounts for Trust shares redeemed	188,353
Investment management fees payable	91,257
Distribution fees payable - Class IB	30,782
Administrative fees payable	19,064
Trustees’ fees payable	1,224
Accrued expenses	92,818

Total liabilities	24,542,092

NET ASSETS	$191,461,427

Net assets were comprised of:
Paid in capital	$213,587,379
Accumulated undistributed net investment income	1,390,262
Accumulated net realized loss	(4,425,459)
Unrealized depreciation on investments	(19,090,755)

Net assets	$191,461,427

Class IA
Net asset value, offering and redemption price per share, $48,628,782 / 4,710,196 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class IB
Net asset value, offering and redemption price per share, $142,832,645 / 13,837,264 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,934 foreign withholding tax)	$2,286,673
Interest	30,066
Securities lending (net)	5,449

Total income	2,322,188

EXPENSES
Investment management fees	689,428
Distribution fees - Class IB	194,746
Administrative fees	121,502
Custodian fees	24,863
Professional fees	24,528
Printing and mailing expenses	23,037
Trustees’ fees	1,979
Miscellaneous	7,433

Gross expenses	1,087,516
Less: Waiver from investment advisor	(98,168)
Fees paid indirectly	(20,490)

Net expenses	968,858

NET INVESTMENT INCOME	1,353,330

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(4,730,512)
Net change in unrealized depreciation on securities	(31,588,517)

NET REALIZED AND UNREALIZED LOSS	(36,319,029)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,965,699)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,353,330	$2,863,092
Net realized gain (loss) on investments	(4,730,512)	8,322,749
Net change in unrealized depreciation on investments	(31,588,517)	(2,801,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,965,699)	8,384,160

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(912,290)
Class IB	—	(1,937,975)

	—	(2,850,265)

Distributions from net realized capital gains
Class IA	—	(2,563,120)
Class IB	—	(6,604,825)

	—	(9,167,945)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(12,018,210)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 154,986 and 386,811 shares, respectively ]	1,726,545	4,899,557
Capital shares issued in reinvestment of dividends and distributions [ 0 and 290,346 shares, respectively ]	—	3,475,410
Capital shares repurchased [ (829,819) and (1,296,701) shares, respectively ]	(9,311,305)	(16,534,678)

Total Class IA transactions	(7,584,760)	(8,159,711)

Class IB
Capital shares sold [ 1,482,085 and 5,083,912 shares, respectively ]	16,726,882	64,477,741
Capital shares issued in reinvestment of dividends and distributions [ 0 and 713,033 shares, respectively ]	—	8,542,800
Capital shares repurchased [ (1,861,763) and (4,219,594) shares, respectively ]	(21,018,757)	(53,571,232)

Total Class IB transactions	(4,291,875)	19,449,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,876,635)	11,289,598

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,842,334)	7,655,548
NET ASSETS:
Beginning of period	238,303,761	230,648,213

End of period (a)	$191,461,427	$238,303,761

(a) Includes accumulated undistributed net investment income of	$1,390,262	$36,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $121,244,668) (Securities on loan at market value $4,972,448)	$115,808,039
Receivable for securities sold	471,531
Receivable from Separate Accounts for Trust shares sold	163,995
Dividends, interest and other receivables	112,016
Other assets	1,361

Total assets	116,556,942

LIABILITIES
Collateral held for loaned securities	5,145,612
Payable for securities purchased	303,129
Payable to Separate Accounts for Trust shares redeemed	135,915
Investment management fees payable	51,577
Distribution fees payable - Class IB	23,125
Administrative fees payable	11,969
Trustees’ fees payable	307
Accrued expenses	79,073

Total liabilities	5,750,707

NET ASSETS	$110,806,235

Net assets were comprised of:
Paid in capital	$113,333,772
Accumulated undistributed net investment income	569,383
Accumulated undistributed net realized gain	2,339,709
Unrealized depreciation on investments	(5,436,629)

Net assets	$110,806,235

Class IA
Net asset value, offering and redemption price per share, $2,763,602 / 244,612 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.30

Class IB
Net asset value, offering and redemption price per share, $108,042,633 / 9,566,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $621 foreign withholding tax)	$1,003,563
Interest	76,416
Securities lending (net)	5,431

Total income	1,085,410

EXPENSES
Investment management fees	345,293
Distribution fees - Class IB	130,227
Administrative fees	68,289
Professional fees	23,753
Printing and mailing expenses	11,522
Custodian fees	1,363
Trustees’ fees	910
Miscellaneous	2,154

Gross expenses	583,511
Less: Waiver from investment advisor	(55,173)
Fees paid indirectly	(4,611)

Net expenses	523,727

NET INVESTMENT INCOME	561,683

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,850,966
Net change in unrealized depreciation on securities	(13,516,545)

NET REALIZED AND UNREALIZED LOSS	(11,665,579)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,103,896)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$561,683	$603,157
Net realized gain on investments	1,850,966	3,245,190
Net change in unrealized appreciation (depreciation) on investments	(13,516,545)	3,086,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,103,896)	6,935,251

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(10,519)
Class IB	—	(586,223)

	—	(596,742)

Distributions from net realized capital gains
Class IA	—	(36,174)
Class IB	—	(3,051,543)

	—	(3,087,717)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,684,459)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 172,469 and 96,937 shares, respectively ]	2,035,850	1,250,665
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,775 shares, respectively ]	—	46,693
Capital shares repurchased [ (28,107) and (10,683) shares, respectively ]	(336,548)	(138,612)

Total Class IA transactions	1,699,302	1,158,746

Class IB
Capital shares sold [ 3,856,670 and 3,734,595 shares, respectively ]	45,883,584	47,392,772
Capital shares issued in reinvestment of dividends and distributions [ 0 and 293,762 shares, respectively ]	—	3,637,766
Capital shares repurchased [ (1,571,960) and (1,682,064) shares, respectively ]	(18,685,920)	(21,238,658)

Total Class IB transactions	27,197,664	29,791,880

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,896,966	30,950,626

TOTAL INCREASE IN NET ASSETS	17,793,070	34,201,418
NET ASSETS:
Beginning of period	93,013,165	58,811,747

End of period (a)	$110,806,235	$93,013,165

(a) Includes accumulated undistributed net investment income of	$569,383	$7,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $503,352,208) (Securities on loan at market value $50,307,992)	$426,272,278
Receivable for securities sold	2,030,989
Dividends, interest and other receivables	538,293
Receivable from Separate Accounts for Trust shares sold	206,335
Other assets	3,571

Total assets	429,051,466

LIABILITIES
Collateral held for loaned securities	51,999,224
Payable for securities purchased	2,126,144
Payable to Separate Accounts for Trust shares redeemed	400,415
Investment management fees payable	207,784
Distribution fees payable - Class IB	65,810
Administrative fees payable	34,987
Trustees’ fees payable	1,897
Accrued expenses	81,527

Total liabilities	54,917,788

NET ASSETS	$374,133,678

Net assets were comprised of:
Paid in capital	$435,035,782
Accumulated undistributed net investment income	2,238,299
Accumulated undistributed net realized gain	13,939,527
Unrealized depreciation on investments	(77,079,930)

Net assets	$374,133,678

Class IA
Net asset value, offering and redemption price per share, $69,932,692 / 6,909,358 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

Class IB
Net asset value, offering and redemption price per share, $304,200,986 / 30,063,279 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$3,680,960
Interest	168,772
Securities lending (net)	312,963

Total income	4,162,695

EXPENSES
Investment management fees	1,351,654
Distribution fees - Class IB	390,502
Administrative fees	209,058
Printing and mailing expenses	41,230
Professional fees	25,742
Custodian fees	13,796
Trustees’ fees	3,566
Miscellaneous	7,470

Gross expenses	2,043,018
Less: Waiver from investment advisor	(108,431)
Fees paid indirectly	(11,220)

Net expenses	1,923,367

NET INVESTMENT INCOME	2,239,328

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	4,539,088
Net change in unrealized depreciation on securities	(62,340,685)

NET REALIZED AND UNREALIZED LOSS	(57,801,597)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,562,269)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,239,328	$2,404,143
Net realized gain on investments	4,539,088	33,232,087
Net change in unrealized depreciation on investments	(62,340,685)	(40,097,858)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(55,562,269)	(4,461,628)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(661,174)
Class IB	—	(1,752,717)

	—	(2,413,891)

Distributions from net realized capital gains
Class IA	—	(5,650,123)
Class IB	—	(22,694,519)

	—	(28,344,642)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(30,758,533)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 831,137 and 2,412,328 shares, respectively ]	8,892,425	31,160,355
Capital shares issued in reinvestment of dividends and distributions [ 0 and 543,843 shares, respectively ]	—	6,311,297
Capital shares repurchased [ (1,216,189) and (1,771,015) shares, respectively ]	(12,942,823)	(23,154,998)

Total Class IA transactions	(4,050,398)	14,316,654

Class IB
Capital shares sold [ 3,734,092 and 13,627,384 shares, respectively ]	39,636,720	181,388,203
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,100,787 shares, respectively ]	—	24,447,236
Capital shares repurchased [ (2,901,372) and (6,145,719) shares, respectively ]	(31,181,001)	(81,151,562)

Total Class IB transactions	8,455,719	124,683,877

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,405,321	139,000,531

TOTAL INCREASE (DECREASE) IN NET ASSETS	(51,156,948)	103,780,370
NET ASSETS:
Beginning of period	425,290,626	321,510,256

End of period (a)	$374,133,678	$425,290,626

(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,238,299	$(1,029)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $4,187,626,968) (Securities on loan at market value $289,382,964)	$4,576,860,347
Foreign cash (Cost $1,546)	1,681
Receivable from Separate Accounts for Trust shares sold	3,295,610
Dividends, interest and other receivables	2,203,302
Other assets	40,767

Total assets	4,582,401,707

LIABILITIES
Collateral held for loaned securities	293,601,095
Investment management fees payable	2,762,921
Payable to Separate Accounts for Trust shares redeemed	2,147,446
Distribution fees payable - Class IB	502,448
Administrative fees payable	364,574
Trustees’ fees payable	25,099
Accrued expenses	191,068

Total liabilities	299,594,651

NET ASSETS	$4,282,807,056

Net assets were comprised of:
Paid in capital	$3,952,050,276
Accumulated undistributed net investment income	12,880,115
Accumulated net realized loss	(71,356,849)
Unrealized appreciation on investments and foreign currency translations	389,233,514

Net assets	$4,282,807,056

Class IA
Net asset value, offering and redemption price per share, $1,916,534,821 / 123,503,364 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.52

Class IB
Net asset value, offering and redemption price per share, $2,366,272,235 / 153,880,322 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$28,750,105
Interest	4,316,692
Securities lending (net)	399,588

Total income	33,466,385

EXPENSES
Investment management fees	18,163,722
Distribution fees - Class IB	3,012,541
Administrative fees	2,168,011
Printing and mailing expenses	448,222
Custodian fees	74,838
Professional fees	53,846
Trustees’ fees	39,150
Miscellaneous	64,164

Gross expenses	24,024,494
Less: Waiver from investment advisor	(1,743,808)
Fees paid indirectly	(59,813)

Net expenses	22,220,873

NET INVESTMENT INCOME	11,245,512

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(103,178,332)
Foreign currency transactions	(524)

Net realized loss	(103,178,856)

Change in unrealized appreciation (depreciation) on:
Securities	(491,146,556)
Foreign currency translations	6

Net change in unrealized depreciation	(491,146,550)

NET REALIZED AND UNREALIZED LOSS	(594,325,406)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(583,079,894)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,245,512	$14,657,397
Net realized gain (loss) on investments and foreign currency transactions	(103,178,856)	414,658,645
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(491,146,550)	105,430,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(583,079,894)	534,746,411

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(8,134,213)
Class IB	—	(4,352,326)

	—	(12,486,539)

Distributions from net realized capital gains
Class IA	—	(151,443,995)
Class IB	—	(206,813,991)

	—	(358,257,986)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(370,744,525)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 20,541,509 and 31,668,899 shares, respectively ]	330,925,373	571,196,487
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,186,732 shares, respectively ]	—	159,578,208
Capital shares repurchased [ (8,229,771) and (12,850,401) shares, respectively ]	(130,351,466)	(223,235,809)

Total Class IA transactions	200,573,907	507,538,886

Class IB
Capital shares sold [ 12,679,713 and 21,887,349 shares, respectively ]	202,513,038	388,691,776
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,251,567 shares, respectively ]	—	211,166,317
Capital shares repurchased [ (8,457,200) and (18,596,825) shares, respectively ]	(134,444,833)	(330,578,919)

Total Class IB transactions	68,068,205	269,279,174

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	268,642,112	776,818,060

TOTAL INCREASE (DECREASE) IN NET ASSETS	(314,437,782)	940,819,946
NET ASSETS:
Beginning of period	4,597,244,838	3,656,424,892

End of period (a)	$4,282,807,056	$4,597,244,838

(a) Includes accumulated undistributed net investment income of	$12,880,115	$1,634,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,837,126,794) (Securities on loan at market value $384,949,473)	$1,553,909,009
Repurchase Agreement (Amortized Cost $223,159,372)	223,159,372
Cash	93,866
Receivable for securities sold	250,488,146
Dividends, interest and other receivables	2,228,050
Receivable from Separate Accounts for Trust shares sold	621,237
Other assets	14,047

Total assets	2,030,513,727

LIABILITIES
Overdraft payable of foreign cash	8,480
Collateral held for loaned securities	398,311,613
Payable for securities purchased	242,718,291
Investment management fees payable	652,172
Payable to Separate Accounts for Trust shares redeemed	633,714
Distribution fees payable - Class IB	296,361
Administrative fees payable	193,001
Variation margin payable on futures contracts	27,995
Trustees’ fees payable	16,877
Accrued expenses	116,597

Total liabilities	642,975,101

NET ASSETS	$1,387,538,626

Net assets were comprised of:
Paid in capital	$1,763,246,192
Accumulated undistributed net investment income	8,296,527
Accumulated net realized loss	(100,533,187)
Unrealized depreciation on investments, futures and foreign currency translations	(283,470,906)

Net assets	$1,387,538,626

Class IA
Net asset value, offering and redemption price per share, $28,624,536 / 3,086,187 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.28

Class IB
Net asset value, offering and redemption price per share, $1,358,914,090 / 147,910,472 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,409 foreign withholding tax)	$14,446,110
Interest	332,882
Securities lending (net)	961,770

Total income	15,740,762

EXPENSES
Investment management fees	4,115,662
Distribution fees - Class IB	1,837,565
Administrative fees	1,192,084
Custodian fees	165,334
Printing and mailing expenses	158,770
Professional fees	34,645
Trustees’ fees	14,007
Miscellaneous	23,351

Gross expenses	7,541,418
Less: Waiver from investment advisor	(91,065)
Fees paid indirectly	(37,360)

Net expenses	7,412,993

NET INVESTMENT INCOME	8,327,769

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(83,248,580)
Futures	171,032
Foreign currency transactions	(15,862)

Net realized loss	(83,093,410)

Change in unrealized appreciation (depreciation) on:
Securities	(105,087,634)
Futures	(336,291)
Foreign currency translations	1,162

Net change in unrealized depreciation	(105,422,763)

NET REALIZED AND UNREALIZED LOSS	(188,516,173)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(180,188,404)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,327,769	$20,077,577
Net realized gain (loss) on investments, futures and foreign currency transactions	(83,093,410)	394,195,446
Net change in unrealized depreciation on investments, futures and foreign currency translations	(105,422,763)	(432,392,947)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(180,188,404)	(18,119,924)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(365,495)
Class IB	—	(18,876,589)

	—	(19,242,084)

Distributions from net realized capital gains
Class IA	—	(6,761,300)
Class IB	—	(433,605,608)

	—	(440,366,908)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(459,608,992)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 681,971 and 346,349 shares, respectively ]	6,696,642	5,103,605
Capital shares issued in reinvestment of dividends and distributions [ 0 and 684,123 shares, respectively ]	—	7,126,795
Capital shares repurchased [ (173,137) and (136,511) shares, respectively ]	(1,666,993)	(1,980,110)

Total Class IA transactions	5,029,649	10,250,290

Class IB
Capital shares sold [ 4,034,526 and 11,552,741 shares, respectively ]	38,997,887	172,218,361
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,687,084 shares, respectively ]	—	452,482,197
Capital shares repurchased [ (18,197,060) and (25,853,687) shares, respectively ]	(174,789,040)	(380,548,449)

Total Class IB transactions	(135,791,153)	244,152,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(130,761,504)	254,402,399

TOTAL DECREASE IN NET ASSETS	(310,949,908)	(223,326,517)
NET ASSETS:
Beginning of period	1,698,488,534	1,921,815,051

End of period (a)	$1,387,538,626	$1,698,488,534

(a) Includes accumulated undistributed (overdistributed) net investment income of	$8,296,527	$(31,242)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Amortized Cost $2,301,890,093)	$2,301,890,093
Dividends, interest and other receivables	7,953,817
Other assets	30,078

Total assets	2,309,873,988

LIABILITIES
Investment management fees payable	595,695
Distribution fees payable - Class IB	288,592
Administrative fees payable	190,518
Trustees’ fees payable	32,022
Accrued expenses	187,621

Total liabilities	1,294,448

NET ASSETS	$2,308,579,540

Net assets were comprised of:
Paid in capital	$2,308,647,780
Accumulated undistributed net investment income	48
Accumulated net realized loss	(68,288)

Net assets	$2,308,579,540

Class IA
Net asset value, offering and redemption price per share, $879,099,059 / 879,059,297 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,429,480,481 / 1,429,227,561 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$40,770,618

EXPENSES
Investment management fees	3,620,649
Distribution fees - Class IB	1,733,213
Administrative fees	1,160,281
Printing and mailing expenses	234,766
Professional fees	40,255
Custodian fees	25,104
Trustees’ fees	19,902
Miscellaneous	5,798

Total expenses	6,839,968

NET INVESTMENT INCOME	33,930,650

REALIZED GAIN
Realized gain on securities	1

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,930,651

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$33,930,650	$90,780,421
Net realized gain on investments	1	28,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,930,651	90,808,870

DIVIDENDS:
Dividends from net investment income
Class IA	(14,045,330)	(41,663,604)
Class IB	(19,885,320)	(49,116,817)

TOTAL DIVIDENDS	(33,930,650)	(90,780,421)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 247,498,609 and 582,634,793 shares, respectively ]	247,509,863	582,655,818
Capital shares issued in reinvestment of dividends [ 14,045,330 and 41,663,604 shares, respectively ]	14,045,330	41,663,604
Capital shares repurchased [ (251,850,057) and (586,600,239) shares, respectively ]	(251,861,453)	(586,621,358)

Total Class IA transactions	9,693,740	37,698,064

Class IB
Capital shares sold [ 872,081,615 and 1,706,685,181 shares, respectively ]	872,237,108	1,706,980,231
Capital shares issued in reinvestment of dividends [ 19,885,320 and 49,116,817 shares, respectively ]	19,885,320	49,116,817
Capital shares repurchased [ (661,795,724) and (1,474,739,725) shares, respectively ]	(661,913,551)	(1,474,995,255)

Total Class IB transactions	230,208,877	281,101,793

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	239,902,617	318,799,857

TOTAL INCREASE IN NET ASSETS	239,902,618	318,828,306
NET ASSETS:
Beginning of period	2,068,676,922	1,749,848,616

End of period (a)	$2,308,579,540	$2,068,676,922

(a) Includes accumulated undistributed net investment income of	$48	$48

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $376,937,259) (Securities on loan at market value $16,596,383)	$416,977,979
Receivable for securities sold	1,953,357
Receivable from Separate Accounts for Trust shares sold	1,061,272
Dividends, interest and other receivables	295,637
Other assets	4,217

Total assets	420,292,462

LIABILITIES
Collateral held for securities loaned	17,083,695
Payable for securities purchased	1,609,986
Payable to Separate Accounts for Trust shares redeemed	423,895
Investment management fees payable	260,885
Distribution fees payable - Class IB	79,761
Administrative fees payable	36,307
Trustees’ fees payable	1,851
Accrued expenses	85,648

Total liabilities	19,582,028

NET ASSETS	$400,710,434

Net assets were comprised of:
Paid in capital	$408,371,039
Accumulated undistributed net investment income	236,082
Accumulated net realized loss	(47,937,407)
Unrealized appreciation on investments	40,040,720

Net assets	$400,710,434

Class IA
Net asset value, offering and redemption price per share, $22,387,555 / 3,658,999 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.12

Class IB
Net asset value, offering and redemption price per share, $378,322,879 / 61,770,756 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$2,178,710
Interest	80,334
Securities lending (net)	10,042

Total income	2,269,086

EXPENSES
Investment management fees	1,371,403
Distribution fees - Class IB	433,925
Administrative fees	198,765
Printing and mailing expenses	38,136
Professional fees	25,166
Custodian fees	9,448
Trustees’ fees	3,218
Miscellaneous	4,301

Gross expenses	2,084,362
Less: Waiver from investment advisor	(3,161)
Fees paid indirectly	(44,713)

Net expenses	2,036,488

NET INVESTMENT INCOME	232,598

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,493,966
Net change in unrealized depreciation on securities	(27,005,639)

NET REALIZED AND UNREALIZED LOSS	(25,511,673)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,279,075)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$232,598	$682,904
Net realized gain on investments	1,493,966	27,830,332
Net change in unrealized appreciation (depreciation) on investments	(27,005,639)	25,302,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,279,075)	53,815,628

DIVIDENDS:
Dividends from net investment income
Class IA	—	(64,123)
Class IB	—	(614,562)

TOTAL DIVIDENDS	—	(678,685)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,663,003 and 1,155,026 shares, respectively ]	10,080,189	7,346,303
Capital shares issued in reinvestment of dividends [ 0 and 9,957 shares, respectively ]	—	64,123
Capital shares repurchased [ (392,363) and (623,935) shares, respectively ]	(2,356,976)	(3,651,731)

Total Class IA transactions	7,723,213	3,758,695

Class IB
Capital shares sold [ 18,744,555 and 15,202,831 shares, respectively ]	115,015,788	96,627,788
Capital shares issued in reinvestment of dividends [ 0 and 95,197 shares, respectively ]	—	614,562
Capital shares repurchased [ (9,534,655) and (13,025,239) shares, respectively ]	(57,877,106)	(77,122,832)

Total Class IB transactions	57,138,682	20,119,518

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	64,861,895	23,878,213

TOTAL INCREASE IN NET ASSETS	39,582,820	77,015,156
NET ASSETS:
Beginning of period	361,127,614	284,112,458

End of period (a)	$400,710,434	$361,127,614

(a) Includes accumulated undistributed net investment income of	$236,082	$3,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $881,866,686) (Securities on loan at market value $40,075,101)	$758,609,154
Foreign cash (Cost $2,436,119)	2,446,929
Dividends, interest and other receivables	1,451,491
Receivable for securities sold	1,247,116
Receivable from Separate Accounts for Trust shares sold	884,698
Unrealized appreciation of forward foreign currency contracts	682,245
Other assets	79,185

Total assets	765,400,818

LIABILITIES
Overdraft payable	724,468
Collateral held for loaned securities	41,558,448
Payable for securities purchased	4,596,566
Unrealized depreciation of forward foreign currency contracts	3,120,820
Investment management fees payable	515,963
Payable to Separate Accounts for Trust shares redeemed	211,967
Distribution fees payable - Class IB	73,265
Administrative fees payable	63,932
Trustees’ fees payable	1,961
Accrued expenses	111,340

Total liabilities	50,978,730

NET ASSETS	$714,422,088

Net assets were comprised of:
Paid in capital	$840,026,351
Accumulated undistributed net investment income	9,335,734
Accumulated net realized loss	(9,260,577)
Unrealized depreciation on investments, options written and foreign currency translations	(125,679,420)

Net assets	$714,422,088

Class IA
Net asset value, offering and redemption price per share, $376,722,249 / 40,589,504 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.28

Class IB
Net asset value, offering and redemption price per share, $337,699,839 / 36,571,708 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $800,023 foreign withholding tax)	$9,534,143
Interest	1,256,602
Securities lending (net)	384,865

Total income	11,175,610

EXPENSES
Investment management fees	3,164,857
Distribution fees - Class IB	456,882
Administrative fees	368,399
Custodian fees	198,908
Printing and mailing expenses	73,436
Professional fees	26,808
Trustees’ fees	6,233
Miscellaneous	37,494

Gross expenses	4,333,017
Less: Waiver from investment advisor	(185,968)

Net expenses	4,147,049

NET INVESTMENT INCOME	7,028,561

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,822,350
Options written	51,799
Foreign currency transactions	(10,283,415)

Net realized loss	(8,409,266)

Change in unrealized appreciation (depreciation) on:
Securities	(117,160,987)
Options written	(2,081)
Foreign currency translations	162,016

Net change in unrealized depreciation	(117,001,052)

NET REALIZED AND UNREALIZED LOSS	(125,410,318)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,381,757)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,028,561	$5,973,438
Net realized loss on investments, options written and foreign currency transactions	(8,409,266)	(4,721,444)
Net change in unrealized depreciation on investments, options written and foreign currency translations	(117,001,052)	(13,698,147)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(118,381,757)	(12,446,153)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(7,889)
Class IB	—	(36,765)

TOTAL DISTRIBUTIONS	—	(44,654)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,409,426 and 24,992,751 shares, respectively ]	156,862,696	279,908,884
Capital shares issued in reinvestment of distributions [ 0 and 712 shares, respectively ]	—	7,889
Capital shares repurchased [ (808,219) and (10,175) shares, respectively ]	(8,311,458)	(114,364)

Total Class IA transactions	148,551,238	279,802,409

Class IB
Capital shares sold [ 5,256,963 and 33,491,306 shares, respectively ]	53,369,939	374,546,270
Capital shares issued in reinvestment of distributions [ 0 and 3,325 shares, respectively ]	—	36,765
Capital shares repurchased [ (5,884,392) and (5,561,548) shares, respectively ]	(59,832,831)	(61,522,869)

Total Class IB transactions	(6,462,892)	313,060,166

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	142,088,346	592,862,575

TOTAL INCREASE IN NET ASSETS	23,706,589	580,371,768
NET ASSETS:
Beginning of period	690,715,499	110,343,731

End of period (a)	$714,422,088	$690,715,499

(a) Includes accumulated undistributed net investment income of	$9,335,734	$2,307,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $186,547,577) (Securities on loan at market value $11,136,863)	$165,389,192
Cash	61,417
Foreign cash (Cost $3,671)	3,786
Receivable from Separate Accounts for Trust shares sold	274,365
Dividends, interest and other receivables	244,720
Receivable for securities sold	104,303

Total assets	166,077,783

LIABILITIES
Collateral held for loaned securities	11,002,411
Payable for securities purchased	2,810,856
Investment management fees payable	91,405
Payable to Separate Accounts for Trust shares redeemed	45,068
Distribution fees payable - Class IB	31,221
Administrative fees payable	15,348
Trustees’ fees payable	406
Accrued expenses	206,518

Total liabilities	14,203,233

NET ASSETS	$151,874,550

Net assets were comprised of:
Paid in capital	$171,268,264
Accumulated undistributed net investment income	1,487,767
Accumulated undistributed net realized gain	272,825
Unrealized depreciation on investments and foreign currency translations	(21,154,306)

Net assets	$151,874,550

Class IA
Net asset value, offering and redemption price per share, $4,200,303 / 422,264 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

Class IB
Net asset value, offering and redemption price per share, $147,674,247 / 14,868,200 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $237,077 foreign withholding tax)	$2,254,312
Interest	39,388
Securities lending (net)	189,317

Total income	2,483,017

EXPENSES
Investment management fees	693,019
Distribution fees - Class IB	174,436
Custodian fees	157,634
Administrative fees	88,253
Professional fees	22,938
Printing and mailing expenses	15,702
Trustees’ fees	1,277
Miscellaneous	5,967

Gross expenses	1,159,226
Less: Waiver from investment advisor	(182,650)

Net expenses	976,576

NET INVESTMENT INCOME	1,506,441

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	132,456
Foreign currency transactions	(23,144)

Net realized gain	109,312

Change in unrealized appreciation (depreciation) on:
Securities	(22,332,790)
Foreign currency translations	3,840

Net change in unrealized depreciation	(22,328,950)

NET REALIZED AND UNREALIZED LOSS	(22,219,638)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,713,197)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,506,441	$337,671
Net realized gain on investments and foreign currency transactions	109,312	1,288,325
Net change in unrealized depreciation on investments and foreign currency translations	(22,328,950)	(257,565)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,713,197)	1,368,431

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(29,896)
Class IB	—	(291,494)

	—	(321,390)

Distributions from net realized capital gains
Class IA	—	(58,389)
Class IB	—	(1,212,000)

	—	(1,270,389)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,591,779)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 243,372 and 146,418 shares, respectively ]	2,578,046	1,693,255
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,904 shares, respectively ]	—	88,285
Capital shares repurchased [ (365,175) and (11,247) shares, respectively ]	(3,944,865)	(129,682)

Total Class IA transactions	(1,366,819)	1,651,858

Class IB
Capital shares sold [ 4,776,559 and 10,245,111 shares, respectively ]	50,495,877	119,374,642
Capital shares issued in reinvestment of dividends and distributions [ 0 and 134,652 shares, respectively ]	—	1,503,494
Capital shares repurchased [ (1,397,861) and (1,322,276) shares, respectively ]	(14,704,765)	(15,293,242)

Total Class IB transactions	35,791,112	105,584,894

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	34,424,293	107,236,752

TOTAL INCREASE IN NET ASSETS	13,711,096	107,013,404
NET ASSETS:
Beginning of period	138,163,454	31,150,050

End of period (a)	$151,874,550	$138,163,454

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,487,767	$(18,674)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $55,731,982) (Securities on loan at market value $1,647,788)	$54,013,692
Receivable for securities sold	872,353
Receivable from Separate Accounts for Trust shares sold	146,583
Dividends, interest and other receivables	49,321

Total assets	55,081,949

LIABILITIES
Collateral held for securities loaned	1,741,754
Payable for securities purchased	1,312,175
Payable to Separate Accounts for Trust shares redeemed	9,913
Distribution fees payable - Class IB	9,713
Investment management fees payable	7,034
Administrative fees payable	6,792
Trustees’ fees payable	166
Accrued expenses	31,355

Total liabilities	3,118,902

NET ASSETS	$51,963,047

Net assets were comprised of:
Paid in capital	$58,730,413
Accumulated undistributed net investment income	131,070
Accumulated net realized loss	(5,180,146)
Unrealized depreciation on investments	(1,718,290)

Net assets	$51,963,047

Class IA
Net asset value, offering and redemption price per share, $5,086,221 / 531,726 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

Class IB
Net asset value, offering and redemption price per share, $46,876,826 / 4,906,217 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$417,735
Interest	5,073
Securities lending (net)	9,096

Total income	431,904

EXPENSES
Investment management fees	204,499
Custodian fees	100,100
Distribution fees - Class IB	53,679
Administrative fees	39,106
Professional fees	22,258
Printing and mailing expenses	5,600
Trustees’ fees	430
Miscellaneous	3,254

Gross expenses	428,926
Less: Waiver from investment advisor	(122,673)

Net expenses	306,253

NET INVESTMENT INCOME	125,651

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(4,862,646)
Foreign currency transactions	8

Net realized loss	(4,862,638)
Net change in unrealized depreciation on securities	(621,867)

NET REALIZED AND UNREALIZED LOSS	(5,484,505)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,358,854)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$125,651	$232,184
Net realized gain (loss) on investments and foreign currency transactions	(4,862,638)	1,817,362
Net change in unrealized depreciation on investments	(621,867)	(1,968,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,358,854)	81,273

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(38,542)
Class IB	—	(189,224)

	—	(227,766)

Distributions from net realized capital gains
Class IA	—	(254,099)
Class IB	—	(1,977,375)

	—	(2,231,474)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,459,240)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,950 shares, respectively ]	—	292,641

Class IB
Capital shares sold [ 1,588,581 and 3,863,716 shares, respectively ]	15,622,269	43,932,034
Capital shares issued in reinvestment of dividends and distributions [ 0 and 207,030 shares, respectively ]	—	2,166,599
Capital shares repurchased [ (1,009,644) and (1,011,527) shares, respectively ]	(9,886,951)	(11,576,540)

Total Class IB transactions	5,735,318	34,522,093

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,735,318	34,814,734

TOTAL INCREASE IN NET ASSETS	376,464	32,436,767
NET ASSETS:
Beginning of period	51,586,583	19,149,816

End of period (a)	$51,963,047	$51,586,583

(a) Includes accumulated undistributed net investment income of	$131,070	$5,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $94,136,437) (Securities on loan at market value $7,234,735)	$89,543,560
Cash	6
Foreign cash (Cost $78)	77
Receivable for securities sold	1,611,472
Receivable from Separate Accounts for Trust shares sold	715,743
Dividends, interest and other receivables	52,949
Other assets	534

Total assets	91,924,341

LIABILITIES
Collateral held for loaned securities	7,545,553
Payable for securities purchased	1,973,525
Distribution fees payable - Class IB	16,192
Investment management fees payable	13,393
Administrative fees payable	9,461
Payable to Separate Accounts for Trust shares redeemed	1,767
Trustees’ fees payable	250
Accrued expenses	26,328

Total liabilities	9,586,469

NET ASSETS	$82,337,872

Net assets were comprised of:
Paid in capital	$95,100,718
Accumulated net investment loss	(47,890)
Accumulated net realized loss	(8,122,078)
Unrealized depreciation on investments and foreign currency translations	(4,592,878)

Net assets	$82,337,872

Class IA
Net asset value, offering and redemption price per share, $5,866,068 / 614,542 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.55

Class IB
Net asset value, offering and redemption price per share, $76,471,804 / 8,042,184 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $104 foreign withholding tax)	$368,474
Interest	8,440
Securities lending (net)	62,307

Total income	439,221

EXPENSES
Investment management fees	352,769
Custodian fees	189,946
Distribution fees - Class IB	90,766
Administrative fees	54,326
Professional fees	22,472
Printing and mailing expenses	8,759
Trustees’ fees	702
Miscellaneous	3,493

Gross expenses	723,233
Less: Waiver from investment advisor	(220,912)

Net expenses	502,321

NET INVESTMENT LOSS	(63,100)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(7,233,623)
Foreign currency transactions	(540)

Net realized loss	(7,234,163)

Change in unrealized appreciation (depreciation) on:
Securities	(796,582)
Foreign currency translations	10

Net change in unrealized depreciation	(796,572)

NET REALIZED AND UNREALIZED LOSS	(8,030,735)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,093,835)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(63,100)	$16,811
Net realized gain (loss) on investments and foreign currency transactions	(7,234,163)	222,485
Net change in unrealized depreciation on investments and foreign currency translations	(796,572)	(4,766,340)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(8,093,835)	(4,527,044)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(97,452)
Class IB	—	(1,131,145)

TOTAL DISTRIBUTIONS	—	(1,228,597)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 43,664 and 66,325 shares, respectively ]	425,229	743,600
Capital shares issued in reinvestment of distributions [ 0 and 9,371 shares, respectively ]	—	97,452
Capital shares repurchased [ (6,578) and (3,422) shares, respectively ]	(64,502)	(38,676)

Total Class IA transactions	360,727	802,376

Class IB
Capital shares sold [ 2,107,357 and 6,941,983 shares, respectively ]	20,571,000	79,107,677
Capital shares issued in reinvestment of distributions [ 0 and 109,245 shares, respectively ]	—	1,131,145
Capital shares repurchased [ (1,153,790) and (1,522,984) shares, respectively ]	(11,197,055)	(17,084,700)

Total Class IB transactions	9,373,945	63,154,122

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,734,672	63,956,498

TOTAL INCREASE IN NET ASSETS	1,640,837	58,200,857
NET ASSETS:
Beginning of period	80,697,035	22,496,178

End of period (a)	$82,337,872	$80,697,035

(a) Includes accumulated net investment loss and undistributed net investment income of	$(47,890)	$15,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $3,924,073,429) (Securities on loan at market value $183,654)	$3,950,411,585
Cash	17,168
Cash Held as Collateral at Broker	11,035,000
Foreign cash (Cost $5,135,802)	5,138,739
Foreign Cash Held as Collateral at Broker	1,139,235
Receivable for forward commitments	307,702,656
Dividends, interest and other receivables	10,113,260
Receivable from Separate Accounts for Trust shares sold	6,929,603
Unrealized appreciation of forward foreign currency contracts	2,726,944
Variation margin receivable on futures contracts	1,095,248
Receivable for securities sold	978,260
Other assets	26,377

Total assets	4,297,314,075

LIABILITIES
Collateral held for loaned securities	189,500
Payable for securities purchased	1,912,972,832
Securities sold short (Proceeds received $302,509,844)	303,857,689
Payable for forward commitments	5,617,094
Unrealized depreciation of forward foreign currency contracts	4,352,928
Options written, at value (Premiums received $2,747,539)	2,896,313
Payable to Separate Accounts for Trust shares redeemed	1,295,632
Investment management fees payable	833,121
Variation margin payable on futures contracts	724,581
Distribution fees payable - Class IB	198,244
Administrative fees payable	165,656
Trustees’ fees payable	4,150
Accrued expenses	161,666

Total liabilities	2,233,269,406

NET ASSETS	$2,064,044,669

Net assets were comprised of:
Paid in capital	$1,960,265,198
Accumulated undistributed net investment income	27,460,522
Accumulated undistributed net realized gain	60,926,253
Unrealized appreciation on investments, securities sold short, options written, futures and foreign currency translations	15,392,696

Net assets	$2,064,044,669

Class IA
Net asset value, offering and redemption price per share, $1,044,145,154 / 94,693,800 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.03

Class IB
Net asset value, offering and redemption price per share, $1,019,899,515 / 92,519,845 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$37,638,110
Dividends	32,049
Securities lending (net)	12,823

Total income	37,682,982

EXPENSES
Investment management fees	4,708,971
Distribution fees - Class IB	1,069,268
Administrative fees	905,194
Printing and mailing expenses	177,668
Custodian fees	57,750
Professional fees	34,399
Trustees’ fees	14,378
Miscellaneous	17,434

Gross expenses	6,985,062
Less: Waiver from investment advisor	(154,057)

Net expenses	6,831,005

NET INVESTMENT INCOME	30,851,977

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	25,967,529
Options written	5,364,267
Futures	16,749,078
Foreign currency transactions	1,759,111

Net realized gain	49,839,985

Change in unrealized appreciation (depreciation) on:
Securities	8,877,501
Securities sold short	(1,615,512)
Options written	687,839
Futures	(17,316,315)
Foreign currency translations	(4,455,929)

Net change in unrealized depreciation	(13,822,416)

NET REALIZED AND UNREALIZED GAIN	36,017,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,869,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$30,851,977	$29,032,255
Net realized gain on investments, options written, futures and foreign currency transactions	49,839,985	25,696,647
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(13,822,416)	40,887,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	66,869,546	95,616,519

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(16,881,982)
Class IB	—	(13,692,231)

	—	(30,574,213)

Distributions from net realized capital gains
Class IA	—	(5,462,165)
Class IB	—	(4,897,260)

	—	(10,359,425)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(40,933,638)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 29,007,746 and 65,529,606 shares, respectively ]	316,278,059	670,553,677
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,161,504 shares, respectively ]	—	22,344,147
Capital shares repurchased [ (1,276,007) and (729,049) shares, respectively ]	(13,914,847)	(7,500,297)

Total Class IA transactions	302,363,212	685,397,527

Class IB
Capital shares sold [ 53,066,593 and 29,013,136 shares, respectively ]	579,763,850	297,184,763
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,796,570 shares, respectively ]	—	18,589,491
Capital shares repurchased [ (16,030,653) and (13,807,615) shares, respectively ]	(175,239,281)	(141,071,653)

Total Class IB transactions	404,524,569	174,702,601

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	706,887,781	860,100,128

TOTAL INCREASE IN NET ASSETS	773,757,327	914,783,009
NET ASSETS:
Beginning of period	1,290,287,342	375,504,333

End of period (a)	$2,064,044,669	$1,290,287,342

(a) Includes accumulated undistributed (overdistributed) net investment income of	$27,460,522	$(3,391,455)

* Class IA commenced operations on March 30, 2007.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,822,191,484) (Securities on loan at market value $124,403,939)	$2,810,273,672
Receivable for forward commitments	184,718,150
Receivable for securities sold	91,034,466
Dividends, interest and other receivables	14,851,513
Receivable from Separate Accounts for Trust shares sold	11,467,887
Other assets	30,986

Total assets	3,112,376,674

LIABILITIES
Payable for forward commitments	283,470,158
Collateral held for loaned securities	121,621,490
Payable for securities purchased	16,279,862
Payable to Separate Accounts for Trust shares redeemed	1,766,733
Investment management fees payable	912,216
Administrative fees payable	220,246
Distribution fees payable - Class IB	26,160
Trustees’ fees payable	8,478
Accrued expenses	97,829

Total liabilities	424,403,172

NET ASSETS	$2,687,973,502

Net assets were comprised of:
Paid in capital	$2,644,276,899
Accumulated undistributed net investment income	52,080,139
Accumulated undistributed net realized gain	3,534,276
Unrealized depreciation on investments	(11,917,812)

Net assets	$2,687,973,502

Class IA
Net asset value, offering and redemption price per share, $2,555,008,427 / 249,419,546 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

Class IB
Net asset value, offering and redemption price per share, $132,965,075 / 12,987,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$57,918,376
Securities lending (net)	844,254

Total income	58,762,630

EXPENSES
Investment management fees	5,156,821
Administrative fees	1,240,991
Printing and mailing expenses	249,630
Distribution fees - Class IB	153,894
Professional fees	39,327
Custodian fees	18,897
Trustees’ fees	21,165
Miscellaneous	25,303

Total expenses	6,906,028

NET INVESTMENT INCOME	51,856,602

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	8,753,900
Net change in unrealized depreciation on securities	(26,443,607)

NET REALIZED AND UNREALIZED LOSS	(17,689,707)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,166,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$51,856,602	$92,505,042
Net realized gain on investments	8,753,900	1,338,811
Net change in unrealized appreciation (depreciation) on investments	(26,443,607)	17,636,514

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,166,895	111,480,367

DIVIDENDS:
Dividends from net investment income
Class IA	—	(88,910,826)
Class IB	—	(4,407,366)

TOTAL DIVIDENDS	—	(93,318,192)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 46,827,737 and 54,656,030 shares, respectively ]	478,692,488	556,737,586
Capital shares issued in reinvestment of dividends [ 0 and 8,848,752 shares, respectively ]	—	88,910,826
Capital shares repurchased [ (8,588,264) and (30,779,432) shares, respectively ]	(87,577,730)	(312,977,365)

Total Class IA transactions	391,114,758	332,671,047

Class IB
Capital shares sold [ 5,547,944 and 8,938,120 shares, respectively ]	56,731,359	91,596,246
Capital shares issued in reinvestment of dividends [ 0 and 438,288 shares, respectively ]	—	4,407,366
Capital shares repurchased [ (3,543,928) and (6,938,304) shares, respectively ]	(36,262,427)	(71,279,092)

Total Class IB transactions	20,468,932	24,724,520

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	411,583,690	357,395,567

TOTAL INCREASE IN NET ASSETS	445,750,585	375,557,742
NET ASSETS:
Beginning of period	2,242,222,917	1,866,665,175

End of period (a)	$2,687,973,502	$2,242,222,917

(a) Includes accumulated undistributed net investment income of	$52,080,139	$223,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $808,599,803) (Securities on loan at market value $190,254,475)	$749,919,094
Repurchase Agreement (Amortized Cost $111,525,799)	111,525,799
Cash	43,334
Receivable for securities sold	122,564,520
Dividends, interest and other receivables	649,467
Receivable from Separate Accounts for Trust shares sold	408,432
Other assets	2,789

Total assets	985,113,435

LIABILITIES
Collateral held for loaned securities	199,059,627
Payable for securities purchased	124,457,507
Payable to Separate Accounts for Trust shares redeemed	673,745
Investment management fees payable	143,193
Distribution fees payable - Class IB	127,441
Variation margin payable on futures contracts	66,525
Administrative fees payable	59,907
Trustees’ fees payable	5,767
Accrued expenses	6,060

Total liabilities	324,599,772

NET ASSETS	$660,513,663

Net assets were comprised of:
Paid in capital	$655,058,628
Accumulated undistributed net investment income	3,481,193
Accumulated undistributed net realized gain	60,915,742
Unrealized depreciation on investments and futures	(58,941,900)

Net assets	$660,513,663

Class IA
Net asset value, offering and redemption price per share, $72,917,859 / 6,917,730 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.54

Class IB
Net asset value, offering and redemption price per share, $587,595,804 / 55,799,519 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $31,097 foreign withholding tax)	$4,568,428
Interest	70,869
Securities lending (net)	714,148

Total income	5,353,445

EXPENSES
Investment management fees	855,180
Distribution fees - Class IB	753,746
Administrative fees	358,668
Custodian fees	90,139
Printing and mailing expenses	72,136
Professional fees	28,843
Trustees’ fees	6,394
Miscellaneous	19,041

Total expenses	2,184,147

NET INVESTMENT INCOME	3,169,298

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	53,226,303
Futures	421,523

Net realized gain	53,647,826

Change in unrealized depreciation on:
Securities	(132,479,746)
Futures	(263,966)

Net change in unrealized depreciation	(132,743,712)

NET REALIZED AND UNREALIZED LOSS	(79,095,886)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,926,588)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,169,298	$12,063,693
Net realized gain on investments and futures	53,647,826	63,559,139
Net change in unrealized depreciation on investments and futures	(132,743,712)	(80,492,931)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(75,926,588)	(4,870,099)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,189,256)
Class IB	—	(9,553,703)

	—	(11,742,959)

Distributions from net realized capital gains
Class IA	—	(10,550,212)
Class IB	—	(49,918,645)

	—	(60,468,857)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(72,211,816)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,322,613 and 7,088,369 shares, respectively ]	25,485,917	93,794,852
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,121,214 shares, respectively ]	—	12,739,468
Capital shares repurchased [ (6,676,921) and (26,208,896) shares, respectively ]	(69,955,451)	(351,368,459)

Total Class IA transactions	(44,469,534)	(244,834,139)

Class IB
Capital shares sold [ 3,482,990 and 10,809,217 shares, respectively ]	37,879,730	143,692,682
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,273,424 shares, respectively ]	—	59,472,348
Capital shares repurchased [ (5,391,040) and (11,182,861) shares, respectively ]	(57,742,172)	(148,361,059)

Total Class IB transactions	(19,862,442)	54,803,971

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,331,976)	(190,030,168)

TOTAL DECREASE IN NET ASSETS	(140,258,564)	(267,112,083)
NET ASSETS:
Beginning of period	800,772,227	1,067,884,310

End of period (a)	$660,513,663	$800,772,227

(a) Includes accumulated undistributed net investment income of	$3,481,193	$311,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $601,524,855) (Securities on loan at market value $33,588,229)	$601,716,969
Foreign cash (Cost $356,478)	369,750
Receivable for securities sold	4,277,983
Dividends, interest and other receivables	368,215
Receivable from Separate Accounts for Trust shares sold	270,396
Other assets	6,636

Total assets	607,009,949

LIABILITIES
Collateral held for loaned securities	34,536,213
Payable for securities purchased	4,023,669
Payable to Separate Accounts for Trust shares redeemed	587,105
Investment management fees payable	363,218
Distribution fees payable - Class IB	113,710
Administrative fees payable	51,076
Trustees’ fees payable	4,436
Accrued expenses	116,433

Total liabilities	39,795,860

NET ASSETS	$567,214,089

Net assets were comprised of:
Paid in capital	$650,493,091
Accumulated undistributed net investment income	249,573
Accumulated net realized loss	(83,733,937)
Unrealized appreciation on investments and foreign currency translations	205,362

Net assets	$567,214,089

Class IA
Net asset value, offering and redemption price per share, $34,555,421 / 1,775,897 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.46

Class IB
Net asset value, offering and redemption price per share, $532,658,668 / 27,419,680 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $115,866 foreign withholding tax)	$3,265,452
Interest	102,646
Securities lending (net)	33,969

Total income	3,402,067

EXPENSES
Investment management fees	2,168,745
Distribution fees - Class IB	674,154
Administrative fees	292,339
Printing and mailing expenses	58,098
Professional fees	26,896
Custodian fees	13,637
Trustees’ fees	5,017
Miscellaneous	5,282

Gross expenses	3,244,168
Less: Waiver from investment advisor	(86,005)

Net expenses	3,158,163

NET INVESTMENT INCOME	243,904

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(20,223,044)
Foreign currency transactions	(1,352)

Net realized loss	(20,224,396)

Change in unrealized appreciation (depreciation) on:
Securities	(36,736,700)
Foreign currency translations	13,260

Net change in unrealized depreciation	(36,723,440)

NET REALIZED AND UNREALIZED LOSS	(56,947,836)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(56,703,932)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$243,904	$427,553
Net realized gain (loss) on investments and foreign currency transactions	(20,224,396)	86,748,620
Net change in unrealized depreciation on investments and foreign currency translations	(36,723,440)	(77,626,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,703,932)	9,549,218

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(3,947)
Class IB	—	(436,563)

	—	(440,510)

Distributions from net realized capital gains
Class IA	—	(66,290)
Class IB	—	(32,339,465)

	—	(32,405,755)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(32,846,265)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 1,829,675 and 10,428 shares, respectively ]	36,813,692	237,695
Capital shares issued in connection with merger (Note 12) [ 0 and 49,277 shares, respectively ]	—	1,145,616
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,362 shares, respectively ]	—	70,237
Capital shares repurchased [ (110,619) and (6,226) shares, respectively ]	(2,211,305)	(140,309)

Total Class IA transactions	34,602,387	1,313,239

Class IB
Capital shares sold [ 2,473,261 and 2,979,429 shares, respectively ]	48,562,779	67,159,066
Capital shares issued in connection with merger (Note 12) [ 0 and 15,649,256 shares, respectively ]	—	363,177,199
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,569,246 shares, respectively ]	—	32,776,028
Capital shares repurchased [ (2,593,155) and (4,265,667) shares, respectively ]	(51,030,670)	(95,474,797)

Total Class IB transactions	(2,467,891)	367,637,496

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,134,496	368,950,735

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,569,436)	345,653,688
NET ASSETS:
Beginning of period	591,783,525	246,129,837

End of period (a)	$567,214,089	$591,783,525

(a) Includes accumulated undistributed net investment income of	$249,573	$5,669

* Class IA commenced operations on May 16, 2007.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $822,367,363)
(Securities on loan at market value $34,057,457)	$710,175,443
Cash	6,802
Dividends, interest and other receivables	984,055
Receivable from Separate Accounts for Trust shares sold	701,389

Total assets	711,867,689

LIABILITIES
Overdraft payable of foreign cash	812,354
Collateral held for loaned securities	35,620,862
Payable for securities purchased	3,437,476
Investment management fees payable	528,067
Payable to Separate Accounts for Trust shares redeemed	225,871
Administrative fees payable	59,131
Distribution fees payable - Class IB	55,207
Trustees’ fees payable	1,676
Accrued expenses	96,343

Total liabilities	40,836,987

NET ASSETS	$671,030,702

Net assets were comprised of:
Paid in capital	$778,056,708
Accumulated undistributed net investment income	9,012,203
Accumulated net realized loss	(3,844,898)
Unrealized depreciation on investments and foreign currency translations	(112,193,311)

Net assets	$671,030,702

Class IA
Net asset value, offering and redemption price per share, $412,663,530 / 44,051,705 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.37

Class IB
Net asset value, offering and redemption price per share, $258,367,172 / 27,610,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,313,577 foreign withholding tax)	$11,577,475
Interest	635,770
Securities lending (net)	525,174

Total income	12,738,419

EXPENSES
Investment management fees	2,906,496
Distribution fees - Class IB	343,512
Administrative fees	322,462
Printing and mailing expenses	63,172
Custodian fees	62,882
Professional fees	26,115
Trustees’ fees	5,335
Miscellaneous	10,958

Gross expenses	3,740,932
Less: Waiver from investment advisor	(33,540)
Fees paid indirectly	(622)

Net expenses	3,706,770

NET INVESTMENT INCOME	9,031,649

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(4,024,817)
Foreign currency transactions	179,918

Net realized loss	(3,844,899)

Change in unrealized appreciation (depreciation) on:
Securities	(101,177,520)
Foreign currency translations	3,899

Net change in unrealized depreciation	(101,173,621)

NET REALIZED AND UNREALIZED LOSS	(105,018,520)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(95,986,871)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,031,649	$3,260,493
Net realized gain (loss) on investments and foreign currency transactions	(3,844,899)	1,663,778
Net change in unrealized depreciation on investments and foreign currency translations	(101,173,621)	(13,730,205)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(95,986,871)	(8,805,934)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,918,419)
Class IB	—	(1,537,634)

	—	(3,456,053)

Distributions from net realized capital gains
Class IA	—	(712,087)
Class IB	—	(877,000)

	—	(1,589,087)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(5,045,140)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 19,311,368 and 24,698,953 shares, respectively ]	193,126,790	279,017,727
Capital shares issued in reinvestment of dividends and distributions [ 0 and 245,581 shares, respectively ]	—	2,630,506
Capital shares repurchased [ (354,490) and 0 shares, respectively ]	(3,565,577)	—

Total Class IA transactions	189,561,213	281,648,233

Class IB
Capital shares sold [ 3,389,860 and 26,098,717 shares, respectively ]	33,775,571	291,682,353
Capital shares issued in reinvestment of dividends and distributions [ 0 and 225,369 shares, respectively ]	—	2,414,634
Capital shares repurchased [ (5,008,191) and (4,041,950) shares, respectively ]	(50,019,163)	(44,762,853)

Total Class IB transactions	(16,243,592)	249,334,134

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	173,317,621	530,982,367

TOTAL INCREASE IN NET ASSETS	77,330,750	517,131,293

NET ASSETS:
Beginning of period	593,699,952	76,568,659

End of period (a)	$671,030,702	$593,699,952

(a) Includes accumulated undistributed (overdistributed) net investment income of	$9,012,203	$(19,446)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $216,202,541) (Securities on loan at market value $24,023,940)	$202,543,111
Receivable for securities sold	236,923
Dividends, interest and other receivables	206,685
Receivable from Separate Accounts for Trust shares sold	108,759
Other assets	1,579

Total assets	203,097,057

LIABILITIES
Collateral held for loaned securities	24,871,508
Payable to Separate Accounts for Trust shares redeemed	154,554
Investment management fees payable	94,676
Distribution fees payable - Class IB	38,342
Administrative fees payable	17,842
Trustees’ fees payable	863
Accrued expenses	79,907

Total liabilities	25,257,692

NET ASSETS	$177,839,365

Net assets were comprised of:
Paid in capital	$188,884,647
Accumulated undistributed net investment income	943,616
Accumulated undistributed net realized gain	1,670,532
Unrealized depreciation on investments	(13,659,430)

Net assets	$177,839,365

Class IB
Net asset value, offering and redemption price per share, $177,839,365 / 29,467,872 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$1,882,462
Interest	24,256
Securities lending (net)	8,186

Total income	1,914,904

EXPENSES
Investment management fees	719,618
Distribution fees - Class IB	239,999
Administrative fees	111,386
Professional fees	23,941
Printing and mailing expenses	20,914
Custodian fees	8,454
Trustees’ fees	1,791
Miscellaneous	4,212

Gross expenses	1,130,315
Less: Waiver from investment advisor	(123,046)
Fees paid indirectly	(23,455)

Net expenses	983,814

NET INVESTMENT INCOME	931,090

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	6,995,189
Net change in unrealized depreciation on securities	(32,761,935)

NET REALIZED AND UNREALIZED LOSS	(25,766,746)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,835,656)

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$931,090	$1,818,956
Net realized gain on investments	6,995,189	15,994,971
Net change in unrealized depreciation on investments	(32,761,935)	(15,649,617)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,835,656)	2,164,310

DIVIDENDS:
Class IB
Dividends from net investment income	—	(1,814,860)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,408,864 and 8,188,727 shares, respectively ]	15,364,683	58,469,557
Capital shares issued in reinvestment of dividends [ 0 and 267,421 shares, respectively ]	—	1,814,860
Capital shares repurchased [ (4,710,929) and (7,842,930) shares, respectively ]	(30,086,417)	(55,747,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,721,734)	4,537,351

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,557,390)	4,886,801
NET ASSETS:
Beginning of period	217,396,755	212,509,954

End of period (a)	$177,839,365	$217,396,755

(a) Includes accumulated undistributed net investment income of	$943,616	$12,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $369,107,908) (Securities on loan at market value $40,240,385)	$309,070,750
Dividends, interest and other receivables	377,767
Receivable for securities sold	359,896
Receivable from Separate Accounts for Trust shares sold	151,272
Other assets	2,375

Total assets	309,962,060

LIABILITIES
Collateral held for loaned securities	41,132,105
Payable to Separate Accounts for Trust shares redeemed	885,745
Payable for securities purchased	735,921
Investment management fees payable	136,352
Distribution fees payable - Class IB	58,319
Administrative fees payable	25,938
Trustees’ fees payable	1,130
Accrued expenses	81,510

Total liabilities	43,057,020

NET ASSETS	$266,905,040

Net assets were comprised of:
Paid in capital	$319,130,887
Accumulated undistributed net investment income	2,811,184
Accumulated undistributed net realized gain	5,000,127
Unrealized depreciation on investments	(60,037,158)

Net assets	$266,905,040

Class IA
Net asset value, offering and redemption price per share, $1,065,205 / 117,920 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.03

Class IB
Net asset value, offering and redemption price per share, $265,839,835 / 29,437,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$4,092,586
Interest	122,068
Securities lending (net)	7,724

Total income	4,222,378

EXPENSES
Investment management fees	965,674
Distribution fees - Class IB	370,278
Administrative fees	164,206
Printing and mailing expenses	31,881
Professional fees	25,119
Custodian fees	9,448
Trustees’ fees	2,738
Miscellaneous	7,098

Gross expenses	1,576,442
Less: Waiver from investment advisor	(93,403)
Fees paid indirectly	(9,733)

Net expenses	1,473,306

NET INVESTMENT INCOME	2,749,072

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	2,756,171
Net change in unrealized depreciation on securities	(60,005,838)

NET REALIZED AND UNREALIZED LOSS	(57,249,667)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,500,595)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,749,072	$5,385,636
Net realized gain on investments	2,756,171	13,028,964
Net change in unrealized depreciation on investments	(60,005,838)	(27,698,290)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(54,500,595)	(9,283,690)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(14,629)
Class IB	—	(5,348,154)

	—	(5,362,783)

Distributions from net realized capital gains
Class IA	—	(26,116)
Class IB	—	(11,340,921)

	—	(11,367,037)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(16,729,820)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 76,522 and 59,842 shares, respectively ]	767,537	728,906
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,749 shares, respectively ]	—	40,745
Capital shares repurchased [ (29,524) and (3,087) shares, respectively ]	(298,353)	(35,417)

Total Class IA transactions	469,184	734,234

Class IB
Capital shares sold [ 2,942,576 and 8,704,841 shares, respectively ]	29,834,274	105,247,828
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,531,038 shares, respectively ]	—	16,689,075
Capital shares repurchased [ (2,877,096) and (5,613,835) shares, respectively ]	(29,058,153)	(67,823,433)

Total Class IB transactions	776,121	54,113,470

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,245,305	54,847,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,255,290)	28,834,194
NET ASSETS:
Beginning of period	320,160,330	291,326,136

End of period (a)	$266,905,040	$320,160,330

(a) Includes accumulated undistributed net investment income of	$2,811,184	$62,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $3,085,909,041) (Securities on loan at market value $46,825,617)	$3,216,039,897
Cash	92,399,467
Foreign Cash (Cost $10,868,982)	10,881,797
Receivable for securities sold	24,077,111
Dividends, interest and other receivables	7,870,908
Receivable from Separate Accounts for Trust shares sold	2,253,885
Other assets	39,921

Total assets	3,353,562,986

LIABILITIES
Collateral held for loaned securities	50,747,594
Payable for securities purchased	21,614,688
Payable to Separate Accounts for Trust shares redeemed	3,779,451
Investment management fees payable	3,128,455
Distribution fees payable - Class IB	509,254
Administrative fees payable	286,700
Trustees’ fees payable	15,435
Accrued expenses	1,375,254

Total liabilities	81,456,831

NET ASSETS	$3,272,106,155

Net assets were comprised of:
Paid in capital	$2,786,698,720
Accumulated undistributed net investment income	6,731,322
Accumulated undistributed net realized gain	349,111,063
Unrealized appreciation on investments (net of India tax of $700,204 on unrealized depreciation on investments) and foreign currency translations	129,565,050

Net assets	$3,272,106,155

Class IA
Net asset value, offering and redemption price per share, $927,870,853 / 58,811,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.78

Class IB
Net asset value, offering and redemption price per share, $2,344,235,302 / 149,264,106 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,441,769 foreign withholding tax)	$31,877,587
Interest	1,351,979
Securities lending (net)	247,544

Total income	33,477,110

EXPENSES
Investment management fees	18,879,012
Distribution fees - Class IB	3,137,779
Custodian fees	2,623,088
Administrative fees	1,734,544
Printing and mailing expenses	361,310
Professional fees	49,554
Trustees’ fees	31,804
Miscellaneous	38,901

Total expenses	26,855,992

NET INVESTMENT INCOME	6,621,118

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (net of India tax of $339,292 on realized loss on investments)	203,986,964
Foreign currency transactions	(1,641,187)

Net realized gain	202,345,777

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $700,204 on unrealized depreciation on investments)	(856,616,028)
Foreign currency translations	116,181

Net change in unrealized depreciation	(856,499,847)

NET REALIZED AND UNREALIZED LOSS	(654,154,070)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(647,532,952)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,621,118	$2,244,802
Net realized gain on investments and foreign currency transactions	202,345,777	741,467,378
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(856,499,847)	325,204,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(647,532,952)	1,068,916,580

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(172,156,153)
Class IB	—	(492,020,062)

TOTAL DISTRIBUTIONS	—	(664,176,215)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,993,732 and 13,000,687 shares, respectively ]	222,240,554	251,338,953
Capital shares issued in reinvestment of distributions [ 0 and 9,604,676 shares, respectively ]	—	172,156,153
Capital shares repurchased [ (8,087,896) and (6,858,434) shares, respectively ]	(131,529,848)	(126,654,153)

Total Class IA transactions	90,710,706	296,840,953

Class IB
Capital shares sold [ 20,161,836 and 43,304,494 shares, respectively ]	341,894,223	825,774,998
Capital shares issued in reinvestment of distributions [ 0 and 27,525,925 shares, respectively ]	—	492,020,062
Capital shares repurchased [ (21,926,917) and (33,806,291) shares, respectively ]	(367,386,499)	(633,689,614)

Total Class IB transactions	(25,492,276)	684,105,446

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	65,218,430	980,946,399

TOTAL INCREASE (DECREASE) IN NET ASSETS	(582,314,522)	1,385,686,764
NET ASSETS:
Beginning of period	3,854,420,677	2,468,733,913

End of period (a)	$3,272,106,155	$3,854,420,677

(a) Includes accumulated undistributed net investment income of	$6,731,322	$110,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $550,430,952) (Securities on loan at market value $45,357,650)	$541,414,825
Cash	1,725
Foreign Cash (Cost $9)	9
Receivable from Separate Accounts for Trust shares sold	1,410,793
Receivable for securities sold	530,550
Dividends, interest and other receivables	175,363
Other assets	5,901

Total assets	543,539,166

LIABILITIES
Collateral held for loaned securities	46,994,213
Payable to Separate Accounts for Trust shares redeemed	276,606
Investment management fees payable	271,178
Payable for securities purchased	244,267
Distribution fees payable - Class IB	87,857
Administrative fees payable	44,597
Trustees’ fees payable	1,147
Accrued expenses	74,322

Total liabilities	47,994,187

NET ASSETS	$495,544,979

Net assets were comprised of:
Paid in capital	$509,254,886
Accumulated undistributed net investment income	205,795
Accumulated net realized loss	(4,899,501)
Unrealized depreciation on investments and foreign currency translations	(9,016,201)

Net assets	$495,544,979

Class IA
Net asset value, offering and redemption price per share, $80,048,518 / 5,606,667 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.28

Class IB
Net asset value, offering and redemption price per share, $415,496,461 / 29,189,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $45,313 foreign withholding tax)	$1,818,702
Interest	215,380
Securities lending (net)	452,281

Total income	2,486,363

EXPENSES
Investment management fees	1,580,240
Distribution fees - Class IB	483,154
Administrative fees	241,869
Printing and mailing expenses	47,091
Professional fees	26,129
Custodian fees	22,874
Trustees’ fees	3,971
Miscellaneous	5,481

Gross expenses	2,410,809
Less: Waiver from investment advisor	(121,701)
Fees paid indirectly	(25,069)

Net expenses	2,264,039

NET INVESTMENT INCOME	222,324

REALIZED AND UNREALIZED LOSS
Realized loss on:
Securities	(3,928,580)
Foreign currency transactions	(51,976)

Net realized loss	(3,980,556)

Change in unrealized depreciation on:
Securities	(41,110,334)
Foreign currency translations	(106)

Net change in unrealized depreciation	(41,110,440)

NET REALIZED AND UNREALIZED LOSS	(45,090,996)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,868,672)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$222,324	$1,050,511
Net realized gain (loss) on investments and foreign currency transactions	(3,980,556)	15,090,272
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(41,110,440)	24,373,496

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,868,672)	40,514,279

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(284,985)
Class IB	—	(772,445)

	—	(1,057,430)

Distributions from net realized capital gains
Class IA	—	(2,308,241)
Class IB	—	(16,761,291)

	—	(19,069,532)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(20,126,962)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,304,665 and 4,005,332 shares, respectively ]	34,420,706	64,318,596
Capital shares issued in reinvestment of dividends and distributions [ 0 and 170,312 shares, respectively ]	—	2,593,226
Capital shares repurchased [ (686,189) and (197,540) shares, respectively ]	(9,994,294)	(3,187,070)

Total Class IA transactions	24,426,412	63,724,752

Class IB
Capital shares sold [ 9,068,218 and 15,827,289 shares, respectively ]	132,332,659	247,723,883
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,156,785 shares, respectively ]	—	17,533,736
Capital shares repurchased [ (4,005,065) and (3,125,298) shares, respectively ]	(57,875,829)	(47,164,200)

Total Class IB transactions	74,456,830	218,093,419

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	98,883,242	281,818,171

TOTAL INCREASE IN NET ASSETS	54,014,570	302,205,488
NET ASSETS:
Beginning of period	441,530,409	139,324,921

End of period (a)	$495,544,979	$441,530,409

(a) Includes accumulated undistributed (overdistributed) net investment income of	$205,795	$(16,529)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $805,915,257)	$692,511,339
Foreign Cash (Cost $115,250)	115,181
Dividends, interest and other receivables	3,385,487
Receivable for securities sold	867,710
Receivable from Separate Accounts for Trust shares sold	424,494

Total assets	697,304,211

LIABILITIES
Payable for securities purchased	4,536,226
Payable to Separate Accounts for Trust shares redeemed	1,129,071
Investment management fees payable	521,692
Distribution fees payable - Class IB	123,963
Administrative fees payable	63,333
Trustees’ fees payable	2,191
Accrued expenses	150,550

Total liabilities	6,527,026

NET ASSETS	$690,777,185

Net assets were comprised of:
Paid in capital	$806,414,448
Accumulated undistributed net investment income	18,264,510
Accumulated net realized loss	(20,497,771)
Unrealized depreciation on investments and foreign currency translations	(113,404,002)

Net assets	$690,777,185

Class IA
Net asset value, offering and redemption price per share, $123,289,005 / 15,708,864 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.85

Class IB
Net asset value, offering and redemption price per share, $567,488,180 / 72,393,335 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $86,945 foreign withholding tax)	$22,400,358
Interest	276,873

Total income	22,677,231

EXPENSES
Investment management fees	3,258,123
Distribution fees - Class IB	736,768
Administrative fees	377,973
Printing and mailing expenses	76,308
Custodian fees	29,835
Professional fees	27,533
Trustees’ fees	6,504
Miscellaneous	3,475

Gross expenses	4,516,519
Less: Waiver from investment advisor	(124,580)

Net expenses	4,391,939

NET INVESTMENT INCOME	18,285,292

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(25,203,817)
Foreign currency transactions	3,181

Net realized loss	(25,200,636)

Change in unrealized appreciation (depreciation) on:
Securities	(29,085,667)
Foreign currency translations	13,064

Net change in unrealized depreciation	(29,072,603)

NET REALIZED AND UNREALIZED LOSS	(54,273,239)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(35,987,947)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	July 2, 2007* to December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,285,292	$6,077,519
Net realized gain (loss) on investments and foreign currency transactions	(25,200,636)	9,461,860
Net change in unrealized depreciation on investments and foreign currency translations	(29,072,603)	(84,331,399)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(35,987,947)	(68,792,020)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,356,608)
Class IB	—	(5,069,702)

	—	(6,426,310)

Distributions from net realized capital gains
Class IA	—	(873,636)
Class IB	—	(3,757,961)

	—	(4,631,597)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,057,907)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,980,478 and 19,275,424 shares, respectively ]	16,369,541	177,428,143
Capital shares issued in reinvestment of dividends and distributions [ 0 and 278,147 shares, respectively ]	—	2,230,244
Capital shares repurchased [ (2,953,037) and (2,882,148) shares, respectively ]	(24,363,397)	(26,569,429)

Total Class IA transactions	(7,993,856)	153,088,958

Class IB
Capital shares sold [ 9,314,105 and 78,840,003 shares, respectively ]	79,411,100	720,031,097
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,100,742 shares, respectively ]	—	8,827,663
Capital shares repurchased [ (9,035,948) and (7,835,567) shares, respectively ]	(74,245,213)	(72,704,690)

Total Class IB transactions	5,165,887	656,154,070

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,827,969)	809,243,028

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,815,916)	729,393,101
NET ASSETS:
Beginning of period	729,593,101	200,000

End of period (a)	$690,777,185	$729,593,101

(a) Includes accumulated undistributed (overdistributed) net investment income of	$18,264,510	$(20,782)

* The Fund commenced operations on July 2, 2007.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO(u)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004	2003(e)

Net asset value, beginning of period	$21.26	$21.12	$19.71	$19.28		$18.27		$15.28

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.31	0.43	0.47		0.29		0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.29)	0.63	1.58	0.53		1.25		2.99

Total from investment operations	(1.30)	0.94	2.01	1.00		1.54		3.18

Less distributions:
Dividends from net investment income	—	(0.80)	(0.60)	(0.57)		(0.53)		(0.19)

Net asset value, end of period	$19.96	$21.26	$21.12	$19.71		$19.28		$18.27

Total return (b)	(6.11)%	4.52%	10.17%	5.15%		8.57%		20.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$364,562	$431,095	$508,403	$565,938		$639,576		$693,844
Ratio of expenses to average net assets:
After waivers (a)	0.35%	0.35%	0.35%	0.84%		1.05%		1.05%
After waivers and fees paid indirectly (a)	0.35%	0.35%	0.35%	0.74%		1.05%		1.04%
Before waivers and fees paid indirectly (a)	0.57%	0.55%	0.55%	0.94%		1.15%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.10)%	1.42%	2.13%	2.31%		1.31%		1.13%
After waivers and fees paid indirectly (a)	(0.10)%	1.43%	2.13%	2.41%		1.31%		1.14%
Before waivers and fees paid indirectly (a)	(0.32)%	1.22%	1.93%	2.21%		1.21%		1.13%
Portfolio turnover rate	8%	62%	15%	155	%(d)	67%		71%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02	$0.04	$0.04	$0.02		$0.02	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		April 30, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$9.59		$10.00

Income (loss) from investment operations:
Net investment income	—#		0.14
Net realized and unrealized loss on investments	(1.10)		(0.40)

Total from investment operations	(1.10)		(0.26)

Less distributions:
Dividends from net investment income	—		(0.15)
Distribution from realized gains	—		—#

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$8.49		$9.59

Total return (b)	(11.47)%		(2.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	—	%(x)	—	%(x)
Before waivers and reimbursements (a)	0.24%		0.27	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.01%		2.12%
Before waivers and reimbursements (a)	(0.23)%		(8.52)%
Portfolio turnover rate	0	%(‡)	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.71

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		April 30, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$9.59		$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.27
Net realized and unrealized loss on investments	(1.10)		(0.54)

Total from investment operations	(1.11)		(0.27)

Less distributions:
Dividends from net investment income	—		(0.14)
Distribution from realized gains	—		—#

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$8.48		$9.59

Total return (b)	(11.57)%		(2.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,163,402		$825,630
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.25	%(x)	0.25	%(x)
Before waivers and reimbursements (a)	0.49	%(c)	0.52	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.24)%		4.05%
Before waivers and reimbursements (a)	(0.48)%		3.78%
Portfolio turnover rate	0	%(‡)	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		August 25, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$11.90		$10.99		$10.00

Income (loss) from investment operations:
Net investment income	0.39		0.42		0.24
Net realized and unrealized gain (loss) on investments	(1.64)		0.78		0.91

Total from investment operations	(1.25)		1.20		1.15

Less distributions:
Dividends from net investment income	—		(0.22)		(0.16)
Distributions from net realized gains	—		(0.07)		—

Total dividends and distributions	—		(0.29)		(0.16)

Net asset value, end of period	$10.65		$11.90		$10.99

Total return (b)	(10.50)%		10.93%		11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,526		$11,578		$3,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.40%		0.40%		0.40%
After waivers, reimbursements, and fees paid indirectly (a)	0.08%		0.33%		0.10	%(c)
Before waivers, reimbursements, and fees paid indirectly (a)	0.89%		1.50%		4.93	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	6.59%		3.40%		6.34%
After waivers, reimbursements, and fees paid indirectly (a)	6.91%		3.47%		6.60%
Before waivers, reimbursements, and fees paid indirectly (a)	6.10%		2.30%		1.79%
Portfolio turnover rate	15%		8%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.13		$0.17

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		August 25, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$11.90		$10.99		$10.00

Income (loss) from investment operations:
Net investment income	0.20		0.22		0.20
Net realized and unrealized gain (loss) on investments	(1.46)		0.94		0.94

Total from investment operations	(1.26)		1.16		1.14

Less distributions:
Dividends from net investment income	—		(0.18)		(0.15)
Distributions from net realized gains	—		(0.07)		—

Total dividends and distributions	—		(0.25)		(0.15)

Net asset value, end of period	$10.64		$11.90		$10.99

Total return (b)	(10.59)%		10.63%		11.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,653		$1,849		$1,671
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%		0.65%		0.65%
After waivers, reimbursements, and fees paid indirectly (a)	0.33	%(c)	0.58%		0.35	%(c)
Before waivers, reimbursements, and fees paid indirectly (a)	1.14	%(c)	1.75	%(c)	5.18	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.31%		1.81%		5.14%
After waivers, reimbursements, and fees paid indirectly (a)	3.54%		1.88%		5.52%
Before waivers, reimbursements, and fees paid indirectly (a)	2.72%		0.63%		0.55%
Portfolio turnover rate	15%		8%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.14		$0.17

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	—#
Net realized and unrealized loss on investments	(0.13)

Total from investment operations	(0.13)

Net asset value, end of period	$9.87

Total return (b)	(1.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%
Before waivers, reimbursements (a)	59.18%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.10)%
Before waivers, reimbursements (a)	(59.18)%
Portfolio turnover rate	0%#
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$2.90

Class IB	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.13)

Total from investment operations	(0.14)

Net asset value, end of period	$9.86

Total return (b)	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.20%
Before waivers, reimbursements (a)	58.28%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.20)%
Before waivers, reimbursement (a)	(59.28)%
Portfolio turnover rate	0%#
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$2.90

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	—#
Net realized and unrealized loss on investments	(0.31)

Total from investment operations	(0.31)

Net asset value, end of period	$9.69

Total return (b)	(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%
Before waivers, reimbursements (a)	59.89%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.10)%
Before waivers, reimbursements (a)	(59.89)%
Portfolio turnover rate	1%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$2.90

Class IB	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.30)

Total from investment operations	(0.31)

Net asset value, end of period	$9.69

Total return (b)	(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.20%
Before waivers, reimbursements (a)	59.99%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.20)%
Before waivers, reimbursements (a)	(59.99)%
Portfolio turnover rate	1%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$2.90

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	—#
Net realized and unrealized loss on investments	(0.43)

Total from investment operations	(0.43)

Net asset value, end of period	$9.57

Total return (b)	(4.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%
Before waivers, reimbursements (a)	60.37%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.10)%
Before waivers, reimbursements (a)	(60.37)%
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$2.90

Class IB	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.43)

Total from investment operations	(0.44)

Net asset value, end of period	$9.56

Total return (b)	(4.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.20%
Before waivers, reimbursements (a)	60.47%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.20)%
Before waivers, reimbursements (a)	(60.47)%
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$2.90

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	—#
Net realized and unrealized loss on investments	(0.64)

Total from investment operations	(0.64)

Net asset value, end of period	$9.36

Total return (b)	(6.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%
Before waivers, reimbursements (a)	61.24%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.10)%
Before waivers, reimbursements (a)	(61.24)%
Portfolio turnover rate	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$2.90

Class IB	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.63)

Total from investment operations	(0.64)

Net asset value, end of period	$9.36

Total return (b)	(6.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.20%
Before waivers, reimbursements (a)	61.34	%(c)
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.20)%
Before waivers, reimbursements (a)	(61.34	)%(c)
Portfolio turnover rate	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$2.90

See Notes to Financial Statements.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	—#
Net realized and unrealized loss on investments	(0.80)

Total from investment operations	(0.80)

Net asset value, end of period	$9.20

Total return (b)	(8.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$92
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%
Before waivers, reimbursements (a)	60.79%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.10)%
Before waivers, reimbursements (a)	(60.79)%
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$2.84

Class IB	January 2, 2008* to June 30, 2008 (Unaudited)(e)

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.79)

Total from investment operations	(0.80)

Net asset value, end of period	$9.20

Total return (b)	(8.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.20%
Before waivers, reimbursements (a)	60.89	%(c)
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.19)%
Before waivers, reimbursements (a)	(60.10)%
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$2.80

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003

Net asset value, beginning of period	$20.27	$19.80	$18.09	$17.49	$15.47	$10.49

Income (loss) from investment operations:
Net investment income	0.13	0.25	0.27	0.18	0.21	0.12
Net realized and unrealized gain (loss) on investments and futures	(3.79)	0.48	1.72	0.61	2.01	5.09

Total from investment operations	(3.66)	0.73	1.99	0.79	2.22	5.21

Less distributions:
Dividends from net investment income	—	(0.26)	(0.28)	(0.19)	(0.20)	(0.23)

Net asset value, end of period	$16.61	$20.27	$19.80	$18.09	$17.49	$15.47

Total return (b)	(18.06)%	3.73%	11.01%	4.52%	14.40%	49.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,957,807	$6,425,334	$7,114,739	$7,297,020	$7,847,618	$7,472,301
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.60%	0.59%	0.55%	0.50%	0.43%	0.52%
Before fees paid indirectly (a)	0.61%	0.60%	0.57%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.43%	1.21%	1.43%	1.05%	1.23%	0.93%
Before fees paid indirectly (a)	1.42%	1.20%	1.42%	1.03%	1.14%	0.91%
Portfolio turnover rate	26%	44%	35%	38%	47%	92%

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003

Net asset value, beginning of period	$20.16	$19.69	$17.99	$17.39	$15.38	$10.40

Income (loss) from investment operations:
Net investment income	0.11	0.19	0.22	0.14	0.15	0.08
Net realized and unrealized gain (loss) on investments and futures	(3.77)	0.49	1.71	0.60	2.02	5.06

Total from investment operations	(3.66)	0.68	1.93	0.74	2.17	5.14

Less distributions:
Dividends from net investment income	—	(0.21)	(0.23)	(0.14)	(0.16)	(0.16)

Net asset value, end of period	$16.50	$20.16	$19.69	$17.99	$17.39	$15.38

Total return (b)	(18.15)%	3.48%	10.72%	4.27%	14.12%	49.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,600,856	$2,090,492	$2,364,942	$2,351,936	$2,320,683	$1,884,006
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.85%	0.84%	0.80%	0.75%	0.68%	0.77%
Before fees paid indirectly (a)	0.86%	0.85%	0.82%	0.77%	0.77%	0.79%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.17%	0.96%	1.18%	0.80%	0.98%	0.68%
Before fees paid indirectly (a)	1.17%	0.95%	1.17%	0.78%	0.89%	0.66%
Portfolio turnover rate	26%	44%	35%	38%	47%	92%
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003 (e)

Net asset value, beginning of period	$9.89	$9.67	$9.77	$10.00	$10.11	$10.30

Income (loss) from investment operations:
Net investment income	0.18	0.44	0.40	0.34	0.32	0.26
Net realized and unrealized gain (loss) on investments	(0.08)	0.25	(0.07)	(0.19)	(0.09)	(0.02)

Total from investment operations	0.10	0.69	0.33	0.15	0.23	0.24

Less distributions:
Dividends from net investment income	—	(0.47)	(0.43)	(0.38)	(0.33)	(0.33)
Distributions from realized gains	—	—	—	—	(0.01)	(0.10)

Total dividends and distributions	—	(0.47)	(0.43)	(0.38)	(0.34)	(0.43)

Net asset value, end of period	$9.99	$9.89	$9.67	$9.77	$10.00	$10.11

Total return (b)	1.01%	7.13%	3.35%	1.51%	2.13%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$227,836	$227,848	$222,451	$248,266	$296,399	$344,547
Ratio of expenses to average net assets (a)	0.64%	0.63%	0.61%	0.56%	0.56%	0.57%
Ratio of net investment income to average net assets (a)	3.66%	4.46%	4.03%	3.42%	2.95%	2.51%
Portfolio turnover rate	61%	167%	231%	251%	274%	477%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)	2006 (e)	2005(e)	2004	2003(e)

Net asset value, beginning of period	$9.84	$9.62	$9.71	$9.94	$10.05	$10.24

Income (loss) from investment operations:
Net investment income	0.17	0.41	0.37	0.32	0.28	0.23
Net realized and unrealized gain (loss) on investments	(0.09)	0.25	(0.06)	(0.20)	(0.08)	(0.02)

Total from investment operations	0.08	0.66	0.31	0.12	0.20	0.21

Less distributions:
Dividends from net investment income	—	(0.44)	(0.40)	(0.35)	(0.30)	(0.30)
Distributions from realized gains	—	—	—	—	(0.01)	(0.10)

Total dividends and distributions	—	(0.44)	(0.40)	(0.35)	(0.31)	(0.40)

Net asset value, end of period	$9.92	$9.84	$9.62	$9.71	$9.94	$10.05

Total return (b)	0.81%	6.97%	3.07%	1.24%	1.97%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$490,993	$470,755	$486,352	$542,787	$595,497	$630,578
Ratio of expenses to average net assets (a)	0.89%	0.88%	0.86%	0.81%	0.81%	0.82%
Ratio of net investment income to average net assets (a)	3.40%	4.21%	3.74%	3.17%	2.70%	2.26%
Portfolio turnover rate	61%	167%	231%	251%	274%	477%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO (m)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)		2004		2003

Net asset value, beginning of period	$14.47	$14.42		$12.70		$11.17		$9.62		$7.24

Income (loss) from investment operations:
Net investment income	0.24	0.27		0.19		0.18		0.13		0.11
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(1.78)	1.40		2.82		1.56		1.64		2.43

Total from investment operations	(1.54)	1.67		3.01		1.74		1.77		2.54

Less distributions:
Dividends from net investment income	—	(0.24)		(0.24)		(0.21)		(0.22)		(0.16)
Distributions from realized gains	—	(1.38)		(1.05)		—		—		—

Total dividends and distributions	—	(1.62)		(1.29)		(0.21)		(0.22)		(0.16)

Net asset value, end of period	$12.93	$14.47		$14.42		$12.70		$11.17		$9.62

Total return (b)	(10.64)%	11.98%		23.80%		15.61%		18.51%		35.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,475,169	$1,713,719		$1,602,552		$1,330,210		$1,212,207		$1,091,319
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%		0.85%		0.85%		0.85%		0.85%
After waivers and fees paid indirectly (a)	0.85%	0.85%		0.85%		0.84%		0.83%		0.85%
Before waivers and fees paid indirectly (a)	0.89%	0.89%		0.88%		0.85%		0.85%		0.87%
Ratio of net investment income to average net assets:
After waivers (a)	3.58%	1.74%		1.36%		1.60%		1.28%		1.29%
After waivers and fees paid indirectly (a)	3.58%	1.74%		1.37%		1.61%		1.30%		1.29%
Before waivers and fees paid indirectly (a)	3.54%	1.69%		1.33%		1.60%		1.28%		1.27%
Portfolio turnover rate	23%	52%		70%		67%		60%		59%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$	—#	$	—#	$	—#	$	—#

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)	2006(e)		2005(e)		2004		2003

Net asset value, beginning of period	$14.25	$14.22		$12.53		$11.02		$9.50		$7.13

Income (loss) from investment operations:
Net investment income	0.22	0.22		0.15		0.15		0.10		0.07
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(1.75)	1.38		2.78		1.53		1.61		2.44

Total from investment operations	(1.53)	1.60		2.93		1.68		1.71		2.51

Less distributions:
Dividends from net investment income	—	(0.19)		(0.19)		(0.17)		(0.19)		(0.14)
Distributions from realized gains	—	(1.38)		(1.05)		—		—		—

Total dividends and distributions	—	(1.57)		(1.24)		(0.17)		(0.19)		(0.14)

Net asset value, end of period	$12.72	$14.25		$14.22		$12.53		$11.02		$9.50

Total return (b)	(10.74)%	11.69%		23.55%		15.33%		18.10%		35.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,528,536	$1,739,210		$1,342,183		$930,307		$667,930		$488,571
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%		1.10%		1.10%		1.10%		1.10%
After waivers and fees paid indirectly (a)	1.10%	1.10%		1.10%		1.09%		1.08%		1.10%
Before waivers and fees paid indirectly (a)	1.14%	1.14%		1.13%		1.10%		1.10%		1.12%
Ratio of net investment income to average net assets:
After waivers (a)	3.35%	1.46%		1.10%		1.35%		1.03%		1.04%
After waivers and fees paid indirectly (a)	3.35%	1.46%		1.10%		1.36%		1.05%		1.04%
Before waivers and fees paid indirectly (a)	3.32%	1.42%		1.06%		1.35%		1.03%		1.02%
Portfolio turnover rate	23%	52%		70%		67%		60%		59%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$	—#	$	—#	$	—#	$	—#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)		2006 (e)		2005 (e)	2004	2003

Net asset value, beginning of period	$8.95	$7.82		$7.85		$6.81	$6.27		$5.07

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01		—#		(0.02)	(0.01)		—#
Net realized and unrealized gain (loss) on investments	(1.04)	1.12		(0.03)		1.06	0.55		1.20

Total from investment operations	(1.03)	1.13		(0.03)		1.04	0.54		1.20

Net asset value, end of period	$7.92	$8.95		$7.82		$7.85	$6.81		$6.27

Total return (b)	(11.41)%	14.32%		(0.38)%		15.27%	8.61%		23.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,450	$7,442		$108,447		$294,078	$405,919		$355,205
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%		0.80%		0.80%	0.85%		0.90%
After waivers and fees paid indirectly (a)	0.79%	0.78%		0.78%		0.77%	0.79%		0.89%
Before waivers and fees paid indirectly (a)	1.04%	1.03%		0.98%		0.95%	0.95%		0.95%
Ratio of net investment loss to average net assets:
After waivers (a)	0.18%	0.05%		(0.07)%		(0.25)%	(0.15)%		(0.10)%
After waivers and fees paid indirectly (a)	0.19%	0.07%		(0.05)%		(0.22)%	(0.09)%		(0.09)%
Before waivers and fees paid indirectly (a)	(0.07)%	(0.18)%		(0.25)%		(0.40)%	(0.25)%		(0.15)%
Portfolio turnover rate	49%	89%		83%		55%	77%		77%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.02		$0.01		$0.01	$0.01	$	—#

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)		2006 (e)		2005 (e)	2004	2003

Net asset value, beginning of period	$8.76	$7.68		$7.72		$6.72	$6.20		$5.03

Income (loss) from investment operations:
Net investment loss	—#	(0.02)		(0.02)		(0.03)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	(1.02)	1.10		(0.02)		1.03	0.54		1.19

Total from investment operations	(1.02)	1.08		(0.04)		1.00	0.52		1.17

Net asset value, end of period	$7.74	$8.76		$7.68		$7.72	$6.72		$6.20

Total return (b)	(11.64)%	14.06%		(0.52)%		14.88%	8.39%		23.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$651,241	$754,477		$728,698		$801,981	$727,261		$725,650
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%		1.05%	1.10%		1.15%
After waivers and fees paid indirectly (a)	1.04%	1.03	%(c)	1.03%		1.02%	1.04%		1.14%
Before waivers and fees paid indirectly (a)	1.29%	1.28%		1.23	%(c)	1.20%	1.20%		1.20%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.08)%	(0.20)%		(0.30)%		(0.50)%	(0.40)%		(0.35)%
After waivers and fees paid indirectly (a)	(0.07)%	(0.19)%		(0.28)%		(0.47)%	(0.34)%		(0.34)%
Before waivers and fees paid indirectly (a)	(0.32)%	(0.43)%		(0.50)%		(0.65)%	(0.50)%		(0.40)%
Portfolio turnover rate	49%	89%		83%		55%	77%		77%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.02		$0.01		$0.01	$0.01	$	—#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003(e)

Net asset value, beginning of period	$9.94	$10.00	$10.02	$10.20	$10.25	$10.17

Income (loss) from investment operations:
Net investment income	0.24	0.46	0.43	0.36	0.26	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.25)	0.01	(0.02)	(0.12)	0.15	0.12

Total from investment operations	(0.01)	0.47	0.41	0.24	0.41	0.36

Less distributions:
Dividends from net investment income	—	(0.53)	(0.43)	(0.39)	(0.27)	(0.15)
Distributions from realized gains	—	—	—	(0.03)	(0.19)	(0.13)

Total dividends and distributions	—	(0.53)	(0.43)	(0.42)	(0.46)	(0.28)

Net asset value, end of period	$9.93	$9.94	$10.00	$10.02	$10.20	$10.25

Total return (b)	(0.10)%	4.78%	4.06%	2.33%	3.95%	3.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,352,174	$1,556,385	$1,644,924	$1,543,231	$1,627,106	$1,459,282
Ratio of expenses to average net assets (a)	0.65%	0.64%	0.61%	0.55%	0.56%	0.58%
Ratio of net investment income to average net assets (a)	4.74%	4.49%	4.25%	3.51%	2.55%	2.35%
Portfolio turnover rate	38%	165%	353%	531%	659%	697%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)	2006(e)	2005(e)	2004	2003(e)

Net asset value, beginning of period	$9.89	$9.95	$9.96	$10.15	$10.19	$10.12

Income (loss) from investment operations:
Net investment income	0.22	0.43	0.40	0.33	0.23	0.22
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.25)	0.01	(0.01)	(0.13)	0.16	0.11

Total from investment operations	(0.03)	0.44	0.39	0.20	0.39	0.33

Less distributions:
Dividends from net investment income	—	(0.50)	(0.40)	(0.36)	(0.24)	(0.13)
Distributions from realized gains	—	—	—	(0.03)	(0.19)	(0.13)

Total dividends and distributions	—	(0.50)	(0.40)	(0.39)	(0.43)	(0.26)

Net asset value, end of period	$9.86	$9.89	$9.95	$9.96	$10.15	$10.19

Total return (b)	(0.30)%	4.60%	3.79%	1.95%	3.79%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$478,096	$497,051	$480,846	$465,584	$424,156	$367,273
Ratio of expenses to average net assets (a)	0.90%	0.89%	0.86%	0.80%	0.81%	0.83%
Ratio of net investment income to average net assets (a)	4.50%	4.24%	4.00%	3.26%	2.30%	2.10%
Portfolio turnover rate	38%	165%	353%	531%	659%	697%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003

Net asset value, beginning of period	$16.39	$16.37	$16.28	$14.57	$12.75	$9.02

Income (loss) from investment operations:
Net investment loss	—#	(0.05)	(0.09)	(0.06)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.90)	2.73	1.60	1.77	1.88	3.75

Total from investment operations	(1.90)	2.68	1.51	1.71	1.82	3.73

Less distributions:
Distributions from realized gains	—	(2.66)	(1.42)	—	—	—

Net asset value, end of period	$14.49	$16.39	$16.37	$16.28	$14.57	$12.75

Total return (b)	(11.65)%	17.00%	9.28%	11.74%	14.27%	41.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$495,800	$542,826	$509,593	$507,858	$493,124	$451,408
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.87%	0.86%	0.83%	0.76%	0.73%	0.78%
Before fees paid indirectly (a)	0.88%	0.87%	0.84%	0.80%	0.81%	0.82%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.04%	(0.26)%	(0.51)%	(0.39)%	(0.48)%	(0.21)%
Before fees paid indirectly (a)	0.02%	(0.27)%	(0.52)%	(0.43)%	(0.56)%	(0.25)%
Portfolio turnover rate	41%	84%	74%	103%	81%	114%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)	2006(e)	2005(e)	2004	2003

Net asset value, beginning of period	$15.85	$15.95	$15.93	$14.29	$12.54	$8.90

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.09)	(0.13)	(0.09)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.85)	2.65	1.57	1.73	1.84	3.68

Total from investment operations	(1.86)	2.56	1.44	1.64	1.75	3.64

Less distributions:
Distributions from realized gains	—	(2.66)	(1.42)	—	—	—

Net asset value, end of period	$13.99	$15.85	$15.95	$15.93	$14.29	$12.54

Total return (b)	(11.74)%	16.70%	8.98%	11.55%	13.96%	40.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$672,535	$771,708	$720,886	$692,269	$639,666	$552,216
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.12%	1.11%	1.08%	1.01%	0.98%	1.03%
Before fees paid indirectly (a)	1.13%	1.12%	1.09%	1.05%	1.06%	1.07%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.21)%	(0.51)%	(0.76)%	(0.64)%	(0.73)%	(0.46)%
Before fees paid indirectly (a)	(0.23)%	(0.52)%	(0.77)%	(0.68)%	(0.81)%	(0.50)%
Portfolio turnover rate	41%	84%	74%	103%	81%	114%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)			2006 (e)	2005 (e)	2004	2003

Net asset value, beginning of period	$14.27		$16.39		$14.51	$14.21	$12.77		$10.03

Income (loss) from investment operations:
Net investment income	0.15		0.35		0.30	0.26	0.20		0.18
Net realized and unrealized gain (loss) on investments	(2.62)		(1.07)		2.83	0.55	1.55		2.73

Total from investment operations	(2.47)		(0.72)		3.13	0.81	1.75		2.91

Less distributions:
Dividends from net investment income	—		(0.26)		(0.30)	(0.21)	(0.22)		(0.17)
Distributions from realized gains	—		(1.14)		(0.95)	(0.30)	(0.09)		—

Total dividends and distributions	—		(1.40)		(1.25)	(0.51)	(0.31)		(0.17)

Net asset value, end of period	$11.80		$14.27		$16.39	$14.51	$14.21		$12.77

Total return (b)	(17.31)%		(4.30)%		21.70%	5.68%	13.74%		29.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,960,383		$3,770,999		$1,531,086	$1,329,984	$49,292		$32,274
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%		0.70%	0.66%	0.70%		0.70%
After waivers and fees paid indirectly (a)	0.70%		0.62%		0.69%	0.59%	0.70%		0.70%
Before waivers and fees paid indirectly (a)	0.72%		0.71%		0.70%	0.66%	0.70%		0.70%
Ratio of net investment income to average net assets:
After waivers (a)	2.36%		2.06%		1.92%	1.74%	1.74%		1.82%
After waivers and fees paid indirectly (a)	2.36%		2.15%		1.93%	1.81%	1.74%		1.82%
Before waivers and fees paid indirectly (a)	2.35%		2.05%		1.92%	1.74%	1.74%		1.82%
Portfolio turnover rate	9%		50%		28%	16%	28%		21%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#		$—	$—	$—	$	—#

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)			2006(e)	2005(e)	2004	2003

Net asset value, beginning of period	$14.26		$16.38		$14.50	$14.20	$12.76		$10.03

Income (loss) from investment operations:
Net investment income	0.14		0.30		0.26	0.22	0.18		0.15
Net realized and unrealized gain (loss) on investments	(2.62)		(1.06)		2.83	0.55	1.53		2.73

Total from investment operations	(2.48)		(0.76)		3.09	0.77	1.71		2.88

Less distributions:
Dividends from net investment income	—		(0.22)		(0.26)	(0.17)	(0.18)		(0.15)
Distributions from realized gains	—		(1.14)		(0.95)	(0.30)	(0.09)		—

Total dividends and distributions	—		(1.36)		(1.21)	(0.47)	(0.27)		(0.15)

Net asset value, end of period	$11.78		$14.26		$16.38	$14.50	$14.20		$12.76

Total return (b)	(17.39)%		(4.55)%		21.41%	5.42%	13.46%		28.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,473,469		$3,310,417		$2,844,395	$2,219,168	$2,006,001		$1,508,256
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%		0.95%	0.91%	0.95%		0.95%
After waivers and fees paid indirectly (a)	0.95%		0.87	%(c)	0.94%	0.84%	0.95%		0.95%
Before waivers and fees paid indirectly (a)	0.97%		0.96	%(c)	0.95%	0.91%	0.95%		0.95%
Ratio of net investment income to average net assets:
After waivers (a)	2.10%		1.74%		1.67%	1.49%	1.49%		1.57%
After waivers and fees paid indirectly (a)	2.10%		1.80%		1.68%	1.56%	1.49%		1.57%
Before waivers and fees paid indirectly (a)	2.09%		1.72%		1.67%	1.49%	1.49%		1.57%
Portfolio turnover rate	9%		50%		28%	16%	28%		21%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#		$—	$—	$—	$	—#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,				October 3, 2005* to December 31, 2005 (e)
Class IA	(Unaudited)(e)	2007 (e)		2006 (e)

Net asset value, beginning of period	$10.93	$11.20		$10.16		$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.09		0.09		0.04
Net realized and unrealized gain (loss) on investments	(1.28)	(0.20)		1.07		0.17

Total from investment operations	(1.24)	(0.11)		1.16		0.21

Less distributions:
Dividends from net investment income	—	(0.07)		(0.08)		(0.05)
Distributions from realized gains	—	(0.09)		(0.04)		—

Total dividends and distributions	—	(0.16)		(0.12)		(0.05)

Net asset value, end of period	$9.69	$10.93		$11.20		$10.16

Total return (b)	(11.34)%	(0.95)%		11.43%		2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$342	$574		$114		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.90%		0.90%		0.89%
After waivers, reimbursements, and fees paid indirectly (a)	0.86%	0.84%		0.76	%(c)	7.68%
Before waivers, reimbursements, and fees paid indirectly (a)	1.03%	1.01%		1.23	%(c)	7.68%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.72%	0.75%		0.70%		1.55%
After waivers, reimbursements, and fees paid indirectly (a)	0.76%	0.80%		0.82%		1.55%
Before waivers, reimbursements, and fees paid indirectly (a)	0.59%	0.63%		0.32%		(5.24)%
Portfolio turnover rate	17%	27%		34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01		$0.04		$0.17

	Six Months Ended June 30, 2008	Year Ended December 31,				October 3, 2005* to December 31, 2005 (e)
Class IB	(Unaudited)(e)	2007(e)		2006 (e)

Net asset value, beginning of period	$10.95	$11.22		$10.18		$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.05		0.07		0.03
Net realized and unrealized gain (loss) on investments	(1.28)	(0.18)		1.06		0.17

Total from investment operations	(1.25)	(0.13)		1.13		0.20

Less distributions:
Dividends from net investment income	—	(0.05)		(0.05)		(0.02)
Distributions from realized gains	—	(0.09)		(0.04)		—

Total dividends and distributions	—	(0.14)		(0.09)		(0.02)

Net asset value, end of period	$9.70	$10.95		$11.22		$10.18

Total return (b)	(11.42)%	(1.20)%		11.24%		1.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,020	$60,769		$38,514		$9,074
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15%		1.15%		1.14%
After waivers, reimbursements, and fees paid indirectly (a)	1.11%	1.09	%(c)	1.01%		7.93%
Before waivers, reimbursements, and fees paid indirectly (a)	1.28%	1.26	%(c)	1.48%		7.93%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.57%	0.41%		0.53%		1.30%
After waivers, reimbursements, and fees paid indirectly (a)	0.61%	0.46%		0.66%		1.30%
Before waivers, reimbursements, and fees paid indirectly (a)	0.45%	0.29%		0.19%		(5.49)%
Portfolio turnover rate	17%	27%		34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01		$0.03		$0.17

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)	June 15, 2007* to December 31, 2007

Net asset value, beginning of period	$10.72	$10.81

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.10
Net realized and unrealized gain on investments	0.41	0.04

Total from investment operations	0.38	0.14

Less distributions:
Dividends from net investment income	—	(0.23)

Net asset value, end of period	$11.10	$10.72

Total return (b)	3.54%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,959	$17,553
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(w)	3.38%	3.52%
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	1.57%	1.73%
Before waivers and reimbursements (a)(w)	3.38%	3.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(w)	(0.09)%	2.32%
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	1.72%	4.11%
Before waivers and reimbursements (a)(w)	(0.09)%	2.32%
Portfolio turnover rate	66%	149%

	Six Months Ended June 30, 2008	Year Ended December 31,				May 1, 2003* to December 31,
Class IB	(Unaudited)	2007	2006	2005	2004 (e)	2003

Net asset value, beginning of period	$10.72	$10.59	$10.74	$9.99	$9.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.25	0.28	0.08	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.39	0.10	(0.13)	0.67	0.39	(0.31)

Total from investment operations	0.37	0.35	0.15	0.75	0.35	(0.36)

Less distributions:
Dividends from net investment income	—	(0.22)	(0.30)	—	—	—

Net asset value, end of period	$11.09	$10.72	$10.59	$10.74	$9.99	$9.64

Total return (b)	3.45%	3.29%	1.45%	7.51%	3.63%	(3.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$167,768	$159,346	$167,206	$144,730	$53,045	$9,508
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(w)	3.63%	3.56%	3.06%	3.21%	3.14%	2.98%
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	1.82%	1.98%	1.99%	1.99%	1.99%	2.00%
Before waivers and reimbursements (a)(w)	3.63%	3.56%	3.06%	3.23%	4.10%	7.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(w)	(0.37)%	2.19%	2.54%	1.02%	(0.77)%	(0.90)%
After waivers and reimbursements, exclusive of dividends on securities sold short (a)	1.45%	3.77%	****	****	****	****
Before waivers and reimbursements (a)(w)	(0.37)%	2.19%	****	****	****	****
Portfolio turnover rate	66%	149%	147%	123%	89%	131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO(r)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003

Net asset value, beginning of period	$15.66	$17.03	$15.06	$15.48	$14.71	$11.27

Income (loss) from investment operations:
Net investment income	0.13	0.25	0.26	0.21	0.17	0.14
Net realized and unrealized gain (loss) on investments and options written	(2.07)	(0.03)	2.92	0.28	1.42	3.40

Total from investment operations	(1.94)	0.22	3.18	0.49	1.59	3.54

Less distributions:
Dividends from net investment income	—	(0.24)	(0.25)	(0.18)	(0.16)	(0.10)
Distributions from realized gains	—	(1.35)	(0.96)	(0.73)	(0.66)	—

Total dividends and distributions	—	(1.59)	(1.21)	(0.91)	(0.82)	(0.10)

Net asset value, end of period	$13.72	$15.66	$17.03	$15.06	$15.48	$14.71

Total return (b)	(12.39)%	1.43%	21.18%	3.19%	10.89%	31.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,483,574	$2,516,049	$1,915,669	$1,361,870	$636,240	$355,625
Ratio of expenses to average net assets:
After waivers (a)	0.68%	0.68%	0.66%	0.62%	N/A	0.67%
After waivers and fees paid indirectly (a)	0.67%	0.67%	0.65%	0.60%	0.61%	0.66%
Before waivers and fees paid indirectly (a)	0.68%	0.68%	0.66%	0.62%	0.63%	0.67%
Ratio of net investment income to average net assets:
After waivers (a)	1.75%	1.43%	1.61%	1.35%	N/A	1.04%
After waivers and fees paid indirectly (a)	1.76%	1.44%	1.61%	1.37%	1.12%	1.05%
Before waivers and fees paid indirectly (a)	1.75%	1.43%	1.61%	1.35%	1.10%	1.04%
Portfolio turnover rate	27%	50%	38%	52%	49%	34%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004(e)	2003(e)

Net asset value, beginning of period	$15.70	$17.07	$15.09	$15.50	$14.74	$11.29

Income (loss) from investment operations:
Net investment income	0.11	0.21	0.22	0.17	0.13	0.10
Net realized and unrealized gain (loss) on investments and options written	(2.08)	(0.03)	2.93	0.29	1.41	3.42

Total from investment operations	(1.97)	0.18	3.15	0.46	1.54	3.52

Less distributions:
Dividends from net investment income	—	(0.20)	(0.21)	(0.14)	(0.12)	(0.07)
Distributions from realized gains	—	(1.35)	(0.96)	(0.73)	(0.66)	—

Total dividends and distributions	—	(1.55)	(1.17)	(0.87)	(0.78)	(0.07)

Net asset value, end of period	$13.73	$15.70	$17.07	$15.09	$15.50	$14.74

Total return (b)	(12.55)%	1.17%	20.90%	2.99%	10.52%	31.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,338,219	$1,584,756	$1,636,862	$1,445,518	$1,459,792	$1,137,826
Ratio of expenses to average net assets:
After waivers (a)	0.93%	0.93%	0.91%	0.87%	N/A	0.92%
After waivers and fees paid indirectly (a)	0.92%	0.92%	0.90%	0.85%	0.86%	0.91%
Before waivers and fees paid indirectly (a)	0.93%	0.93%	0.91%	0.87%	0.88%	0.92%
Ratio of net investment income to average net assets:
After waivers (a)	1.50%	1.18%	1.35%	1.10%	N/A	0.79%
After waivers and fees paid indirectly (a)	1.51%	1.19%	1.36%	1.12%	0.87%	0.80%
Before waivers and fees paid indirectly (a)	1.50%	1.18%	1.35%	1.10%	0.85%	0.79%
Portfolio turnover rate	27%	50%	38%	52%	49%	34%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004(e)	2003(e)

Net asset value, beginning of period	$16.12	$16.67		$14.20	$13.03	$10.86	$8.66

Income (loss) from investment operations:
Net investment income	0.28	0.32		0.30	0.25	0.17	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.18)	1.34	(y)	3.37	1.19	2.21	2.30

Total from investment operations	(1.90)	1.66		3.67	1.44	2.38	2.44

Less distributions:
Dividends from net investment income	—	(0.39)		(0.32)	(0.27)	(0.21)	(0.24)
Dividends from realized gains	—	(1.82)		(0.88)	—	—	—

Total dividends and distributions	—	(2.21)		(1.20)	(0.27)	(0.21)	(0.24)

Net asset value, end of period	$14.22	$16.12		$16.67	$14.20	$13.03	$10.86

Total return (b)	(11.72)%	10.45	%(y)	25.98%	11.07%	22.04%	28.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,046,775	$1,203,247		$680,147	$236,340	$5,598	$2,163
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	1.00%		1.00%	1.00%	0.93%	0.93%
Before waivers and fees paid indirectly (a)	1.01%	1.00%		1.00%	1.00%	1.00%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	3.88%	1.83%		1.82%	1.83%	1.42%	1.35%
After waivers and fees paid indirectly (a)	3.88%	1.83%		1.82%	1.83%	1.49%	1.42%
Before waivers and fees paid indirectly (a)	3.87%	1.83%		1.82%	1.83%	1.42%	1.34%
Portfolio turnover rate	43%	81%		57%	64%	63%	163%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$—	$—	$—	$—

	Six Months Ended June 30, 2008
Class IB	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004(e)	2003(e)

Net asset value, beginning of period	$16.13	$16.67		$14.20	$13.03	$10.86	$8.66

Income (loss) from investment operations:
Net investment income	0.26	0.30		0.29	0.21	0.14	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.18)	1.32	(y)	3.34	1.19	2.21	2.31

Total from investment operations	(1.92)	1.62		3.63	1.40	2.35	2.42
Less distributions:
Dividends from net investment income	—	(0.34)		(0.28)	(0.23)	(0.18)	(0.22)
Distributions from realized gains	—	(1.82)		(0.88)	—	—	—

Total dividends and distributions	—	(2.16)		(1.16)	(0.23)	(0.18)	(0.22)

Net asset value, end of period	$14.21	$16.13		$16.67	$14.20	$13.03	$10.86

Total return (b)	(11.90)%	10.22	%(y)	25.66%	10.79%	21.73%	28.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,517,197	$1,807,680		$1,655,259	$1,189,337	$894,530	$675,246
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.25%		1.25%	1.25%	1.25%	1.25%
After waivers and fees paid indirectly (a)	1.25%	1.25%		1.25%	1.25%	1.18%	1.18%
Before waivers and fees paid indirectly (a)	1.26%	1.25%		1.25%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets:
After waivers (a)	3.53%	1.73%		1.77%	1.58%	1.17%	1.10%
After waivers and fees paid indirectly (a)	3.53%	1.73%		1.77%	1.58%	1.24%	1.17%
Before waivers and fees paid indirectly (a)	3.52%	1.73%		1.77%	1.58%	1.17%	1.09%
Portfolio turnover rate	43%	81%		57%	64%	63%	163%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$—	$—	$—	$—
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)		2004		2003 (e)

Net asset value, beginning of period	$10.12	$10.01	$10.11		$10.69			$11.56		$11.83

Income (loss) from investment operations:
Net investment income	0.23	0.51	0.45		0.42			0.55		0.49
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.13)	0.15	(0.06)		(0.33)			(0.30)		(0.17)

Total from investment operations	0.10	0.66	0.39		0.09			0.25		0.32

Less distributions:
Dividends from net investment income	—	(0.55)	(0.48)		(0.49)			(1.10)		(0.59)
Distributions from realized gains	—	—	(0.01)		(0.18)			(0.02)		—

Total dividends and distributions	—	(0.55)	(0.49)		(0.67)			(1.12)		(0.59)

Net asset value, end of period	$10.22	$10.12	$10.01		$10.11			$10.69		$11.56

Total return (b)	0.99%	6.66%	3.85%		0.89%			2.24%		2.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,733	$38,039	$40,299		$47,085			$61,708		$73,772
Ratio of expenses to average net assets:
After waivers (a)	0.45%	0.45%	0.65%		0.75	%(c)		0.75%		0.66%
Before waivers (a)	0.70%	0.70%	0.72%		0.76	%(c)		0.78%		0.66%
Ratio of net investment income to average net assets:
After waivers (a)	4.45%	4.97%	4.45%		3.91	%(c)		3.91%		4.14%
Before waivers (a)	4.20%	4.72%	4.37%		3.90	%(c)		3.88%		4.14%
Portfolio turnover rate	27%	35%	153%		49%			13%		14%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.01		$ —#		$	—#	$	**

	Six Months Ended June 30, 2008	Year Ended December 31,			June 20, 2005* to December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)

Net asset value, beginning of period	$10.13	$10.02	$10.12		$10.77

Income (loss) from investment operations:
Net investment income	0.22	0.48	0.44		0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.13)	0.15	(0.07)		(0.21)

Total from investment operations	0.09	0.63	0.37		—#

Less distributions:
Dividends from net investment income	—	(0.52)	(0.46)		(0.47)
Distributions from realized gains	—	—	(0.01)		(0.18)

Total dividends and distributions	—	(0.52)	(0.47)		(0.65)

Net asset value, end of period	$10.22	$10.13	$10.02		$10.12

Total return (b)	0.89%	6.38%	3.58%		(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,329	$995	$598		$251
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.90	%(c)	1.00	%(c)
Before waivers (a)	0.95%	0.95%	0.97	%(c)	1.01	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.21%	4.71%	4.30%		3.66	%(c)
Before waivers (a)	3.96%	4.46%	4.18%		3.65	%(c)
Portfolio turnover rate	27%	35%	153%		49%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.01		$ —#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO(n)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,					December 13, 2004* to December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)		2004 (e)

Net asset value, beginning of period	$6.54	$6.91		$6.35		$6.06	$5.99

Income (loss) from investment operations:
Net investment income	0.08	0.21		0.14		0.12	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.91)	0.05		0.88		0.27	0.15

Total from investment operations	(0.83)	0.26		1.02		0.39	0.16

Less distributions:
Dividends from net investment income	—	(0.15)		(0.14)		(0.10)	(0.09)
Distributions from realized gains	—	(0.48)		(0.32)		—	—

Total dividends and distributions	—	(0.63)		(0.46)		(0.10)	(0.09)

Net asset value, end of period	$5.71	$6.54		$6.91		$6.35	$6.06

Total return (b)	(12.69)%	3.89%		16.17%		6.47%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$97,048	$123,390		$104,746		$109,196	$117,151
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%		0.80%		0.80%	0.80	%(c)
After waivers and fees paid indirectly (a)	0.80%	0.80%		0.80%		0.79%	0.80	%(c)
Before waivers and fees paid indirectly (a)	0.90%	0.89%		0.87%		0.83%	0.89	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	2.66%	2.93%		2.09%		1.90%	1.85	%(c)
After waivers and fees paid indirectly (a)	2.66%	2.93%		2.09%		1.91%	1.85	%(c)
Before waivers and fees paid indirectly (a)	2.55%	2.84%		2.02%		1.87%	1.76	%(c)
Portfolio turnover rate	35%	65%		84%		92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$	—#	$	—#	$ —#

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)		2004 (e)		2003 (e)

Net asset value, beginning of period	$6.56	$6.93		$6.36		$6.07	$5.27			$4.22

Income (loss) from investment operations:
Net investment income	0.07	0.19		0.12		0.10	0.09			0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.91)	0.05		0.89		0.28	0.85			1.04

Total from investment operations	(0.84)	0.24		1.01		0.38	0.94			1.12

Less distributions:
Dividends from net investment income	—	(0.13)		(0.12)		(0.09)	(0.14)			(0.07)
Distributions from realized gains	—	(0.48)		(0.32)		—	—			—

Total dividends and distributions	—	(0.61)		(0.44)		(0.09)	(0.14)			(0.07)

Net asset value, end of period	$5.72	$6.56		$6.93		$6.36	$6.07			$5.27

Total return (b)	(12.80)%	3.61%		16.01%		6.19%	17.88%			26.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$297,681	$343,385		$344,728		$260,079	$92,294			$48,094
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%		1.05%	1.05%			1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%		1.05%		1.04%	1.05%			N/A
Before waivers and fees paid indirectly (a)	1.15%	1.14%		1.12%		1.08%	1.21%			1.06%
Ratio of net investment income to average net assets:
After waivers (a)	2.41%	2.68%		1.84%		1.65%	1.60%			1.70%
After waivers and fees paid indirectly (a)	2.41%	2.68%		1.84%		1.66%	1.60%			N/A
Before waivers and fees paid indirectly (a)	2.31%	2.59%		1.77%		1.62%	1.44%			1.69%
Portfolio turnover rate	35%	65%		84%		92%	55%			103%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$	—#	$	—#	$0.01		$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO(o)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)		2006 (e)		2005 (e)		2004	2003

Net asset value, beginning of period	$9.20	$8.62		$8.26			$7.84	$7.55	$5.88

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.04		0.03			—#	—#	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.38)	1.02		0.42			0.70	0.29	1.68

Total from investment operations	(1.36)	1.06		0.45			0.70	0.29	1.67

Less distributions:
Dividends from net investment income	—	(0.05)		—			—	—	—
Distributions from realized gains	—	(0.43)		(0.09)			(0.28)	—	—

Total from investment operations	—	(0.48)		(0.09)			(0.28)	—	—

Net asset value, end of period	$7.84	$9.20		$8.62			$8.26	$7.84	$7.55

Total return (b)	(14.78)%	12.38%		5.50%			8.92%	3.84%	28.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,021	$6,475		$7,005			$74	$68	$65
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%		0.80%			0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.80%		0.80%			0.78%	0.75%	0.75%
Before waivers and fees paid indirectly (a)	0.87%	0.88%		0.87%			0.84%	0.94%	1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.49%	0.48%		0.34%			(0.02)%	— %‡‡	(0.20)%
After waivers and fees paid indirectly (a)	0.49%	0.48%		0.34%			— %‡‡	0.05%	(0.15)%
Before waivers and fees paid indirectly (a)	0.41%	0.41%		0.27%			(0.06)%	(0.14)%	(0.60)%
Portfolio turnover rate	39%	57%		61%			114%	38%	54%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$0.01		$0.01		$	—#	$0.01	$0.03

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)		2006(e)		2005(e)		2004	2003

Net asset value, beginning of period	$9.10	$8.53		$8.19			$7.79	$7.52	$5.88

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.02		—#			(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.36)	1.00		0.43			0.70	0.28	1.66

Total from investment operations	(1.35)	1.02		0.43			0.68	0.27	1.64

Less distributions:
Dividends from net investment income	—	(0.02)		—			—	—	—
Distributions from realized gains	—	(0.43)		(0.09)			(0.28)	—	—

Total from investment operations	—	(0.45)		(0.09)			(0.28)	—	—

Net asset value, end of period	$7.75	$9.10		$8.53			$8.19	$7.79	$7.52

Total return (b)	(14.84)%	12.10%		5.30%			8.72%	3.59%	27.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,892	$94,220		$79,100			$72,411	$47,244	$33,711
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%			1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%		1.05%			1.03%	1.00%	1.00%
Before waivers and fees paid indirectly (a)	1.12%	1.13	%(c)	1.12	%(c)		1.09%	1.19%	1.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.24%	0.23%		(0.01)%			(0.27)%	(0.25)%	(0.45)%
After waivers and fees paid indirectly (a)	0.24%	0.23%		(0.01)%			(0.25)%	(0.20)%	(0.40)%
Before waivers and fees paid indirectly (a)	0.17%	0.16%		(0.06)%			(0.31)%	(0.39)%	(0.85)%
Portfolio turnover rate	39%	57%		61%			114%	38%	54%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$0.01		$ —#		$	—#	$0.01	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004		2003

Net asset value, beginning of period	$14.82	$14.01	$13.07		$12.43		$11.84	$9.56

Income (loss) from investment operations:
Net investment income	0.03	0.05	0.03		0.02		0.12	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.63)	0.76	0.97		0.65		0.57	2.28

Total from investment operations	(1.60)	0.81	1.00		0.67		0.69	2.32

Less distributions:
Dividends from net investment income	—	—	(0.06)		(0.03)		(0.10)	(0.04)

Net asset value, end of period	$13.22	$14.82	$14.01		$13.07		$12.43	$11.84

Total return (b)	(10.80)%	5.78%	7.63%		5.38%		5.81%	24.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$685	$8,206	$139		$131		$126	$117
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%		0.70%		0.70%	0.70%
After waivers and fees paid indirectly (a)	0.70%	0.70%	0.69%		0.69%		0.42%	0.68%
Before waivers and fees paid indirectly (a)	0.80%	0.79%	0.78%		0.74%		0.74%	0.78%
Ratio of net investment income to average net assets:
After waivers (a)	0.39%	0.36%	0.24%		0.17%		0.71%	0.35%
After waivers and fees paid indirectly (a)	0.40%	0.36%	0.25%		0.18%		0.99%	0.37%
Before waivers and fees paid indirectly (a)	0.29%	0.27%	0.17%		0.13%		0.67%	0.27%
Portfolio turnover rate	19%	39%	33%		49%		133%	62%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$	—#	$	—#	$0.01

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004		2003

Net asset value, beginning of period	$14.78	$14.01	$13.06		$12.46		$11.87	$9.58

Income (loss) from investment operations:
Net investment income (loss)	—#	—#	—#		(0.01)		0.09	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.62)	0.77	0.97		0.64		0.56	2.29

Total from investment operations	(1.62)	0.77	0.97		0.63		0.65	2.30

Less distributions:
Dividends from net investment income	—	—	(0.02)		(0.03)		(0.06)	(0.01)

Net asset value, end of period	$13.16	$14.78	$14.01		$13.06		$12.46	$11.87

Total return (b)	(10.96)%	5.50%	7.44%		5.04%		5.53%	24.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$425,052	$476,867	$402,219		$297,416		$254,282	$263,715
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%		0.95%		0.95%	0.95%
After waivers and fees paid indirectly (a)	0.95%	0.95%	0.94%		0.94%		0.67%	0.93%
Before waivers and fees paid indirectly (a)	1.05%	1.04%	1.03%		0.99%		0.99%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.05%	0.01%	(0.01)%		(0.08)%		0.46%	0.10%
After waivers and fees paid indirectly (a)	0.06%	0.01%	— ‡‡%		(0.07)%		0.74%	0.12%
Before waivers and fees paid indirectly (a)	(0.05)%	(0.08)%	(0.09)%		(0.12)%		0.42%	0.02%
Portfolio turnover rate	19%	39%	33%		49%		133%	62%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$	—#	$	—#	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(h)(p)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004 (e)		2003

Net asset value, beginning of period	$13.87	$13.94	$12.50		$11.86		$10.75		$8.22

Income (loss) from investment operations:
Net investment income	0.07	0.13	0.11		0.09		0.10		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.58)	0.13	1.44		0.65		1.11		2.54

Total from investment operations	(1.51)	0.26	1.55		0.74		1.21		2.59

Less distributions:
Dividends from net investment income	—	(0.18)	(0.11)		(0.10)		(0.10)		(0.06)
Distributions from realized gains	—	(0.15)	—		—		—		—

Dividends from net investment income	—	(0.33)	(0.11)		(0.10)		(0.10)		(0.06)

Net asset value, end of period	$12.36	$13.87	$13.94		$12.50		$11.86		$10.75

Total return (b)	(10.89)%	1.89%	12.32%		6.32%		11.28%		31.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,886	$36,235	$4,494		$3,981		$523		$210
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%		0.70%		0.70%		0.70%
After waivers and fees paid indirectly (a)	0.69%	0.70%	0.69%		0.69%		0.65%		0.68%
Before waivers and fees paid indirectly (a)	0.76%	0.76%	0.75%		0.70%		0.70%		0.72%
Ratio of net investment income to average net assets:
After waivers (a)	1.06%	0.92%	0.81%		0.72%		0.82%		0.63%
After waivers and fees paid indirectly (a)	1.07%	0.93%	0.82%		0.73%		0.87%		0.65%
Before waivers and fees paid indirectly (a)	1.00%	0.86%	0.76%		0.72%		0.82%		0.61%
Portfolio turnover rate	21%	68%	28%		30%		20%		24%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$0.01	$	—#	$	—#	$	—#

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004 (e)		2003

Net asset value, beginning of period	$13.88	$13.95	$12.51		$11.86		$10.76		$8.22

Income (loss) from investment operations:
Net investment income	0.05	0.09	0.07		0.06		0.07		0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.58)	0.13	1.45		0.66		1.10		2.55

Total from investment operations	(1.53)	0.22	1.52		0.72		1.17		2.58

Less distributions:
Dividends from net investment income	—	(0.14)	(0.08)		(0.07)		(0.07)		(0.04)
Distributions from realized gains	—	(0.15)	—		—		—		—

Dividends from net investment income	—	(0.29)	(0.08)		(0.07)		(0.07)		(0.04)

Net asset value, end of period	$12.35	$13.88	$13.95		$12.51		$11.86		$10.76

Total return (b)	(11.02)%	1.63%	12.12%		6.05%		10.89%		31.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,623,152	$1,997,795	$1,060,928		$1,025,615		$1,028,221		$877,404
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%		0.95%		0.95%		0.95%
After waivers and fees paid indirectly (a)	0.94%	0.95%	0.94%		0.94%		0.90%		0.93%
Before waivers and fees paid indirectly (a)	1.01%	1.01%	1.00%		0.95%		0.95%		0.97%
Ratio of net investment income to average net assets:
After waivers (a)	0.81%	0.59%	0.56%		0.47%		0.57%		0.38%
After waivers and fees paid indirectly (a)	0.82%	0.59%	0.57%		0.48%		0.62%		0.40%
Before waivers and fees paid indirectly (a)	0.75%	0.52%	0.51%		0.47%		0.57%		0.36%
Portfolio turnover rate	21%	68%	28%		30%		20%		24%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$0.01	$	—#	$	—#	$	—#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)		2006 (e)		2005 (e)	2004	2003(e)

Net asset value, beginning of period	$4.46		$4.65		$4.56	$4.70	$4.82		$4.04

Income (loss) from investment operations:
Net investment income	0.16		0.33		0.32	0.32	0.35		0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)		(0.20)		0.04	(0.19)	0.10		0.54

Total from investment operations	—		0.13		0.36	0.13	0.45		0.87

Less distributions:
Dividends from net investment income	—		(0.32)		(0.27)	(0.27)	(0.57)		(0.09)

Net asset value, end of period	$4.46		$4.46		$4.65	$4.56	$4.70		$4.82

Total return (b)	0.00%		2.81%		7.95%	2.72%	9.70%		22.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$238,515		$233,886		$192,056	$115,154	$86,676		$90,014
Ratio of expenses to average net assets:
After waivers (a)	1.00%		1.00%		0.96%	0.85%	0.85%		0.79%
After waivers and fees paid indirectly (a)	1.00%		1.00%		0.96%	0.85%	N/A		N/A
Before waivers and fees paid indirectly (a)	1.03%		1.01%		1.00%	1.01%	0.97%		0.79%
Ratio of net investment income to average net assets:
After waivers (a)	7.22%		6.90%		6.76%	6.75%	6.61%		7.53%
After waivers and fees paid indirectly (a)	7.22%		6.90%		6.76%	6.75%	N/A		N/A
Before waivers and fees paid indirectly (a)	7.20%		6.89%		6.72%	6.59%	6.49%		7.53%
Portfolio turnover rate	55%		77%		51%	50%	66%		60%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#	$	—#	$0.01	$0.01	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$11.13		$10.80		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.12		0.07
Net realized and unrealized gain (loss) on investments	(1.36)		0.32		0.76

Total from investment operations	(1.31)		0.44		0.83

Less distributions:
Dividends from net investment income	—		(0.08)		(0.03)
Distributions from realized gains	—		(0.03)		—#

Total dividends and distributions	—		(0.11)		(0.03)

Net asset value, end of period	$9.82		$11.13		$10.80

Total return (b)	(11.77)%		4.09%		8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$850,132		$250,993		$2,681
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%		1.03%		1.05%
After waivers, reimbursements, and fees paid indirectly (a)	0.95%		1.00%		1.02%
Before waivers, reimbursements, and fees paid indirectly (a)	1.00%		1.03%		1.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.85%		1.05%		1.83%
After waivers, reimbursements, and fees paid indirectly (a)	0.90%		1.08%		1.86%
Before waivers, reimbursements, and fees paid indirectly (a)	0.85%		1.05%		0.28%
Portfolio turnover rate	7%		9%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—		$0.05

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$11.13		$10.80		$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.10		0.04
Net realized and unrealized gain (loss) on investments	(1.35)		0.31		0.78

Total from investment operations	(1.32)		0.41		0.82

Less distribution
Dividends from net investment income	—		(0.05)		(0.02)
Distributions from realized gains	—		(0.03)		—#

Total dividends and distributions	—		(0.08)		(0.02)

Net asset value, end of period	$9.81		$11.13		$10.80

Total return (b)	(11.86)%		3.81%		8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$326,371		$289,159		$64,531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%		1.28	%(c)	1.30%
After waivers, reimbursements, and fees paid indirectly (a)	1.20	%(c)	1.25	%(c)	1.27%
Before waivers, reimbursements, and fees paid indirectly (a)	1.25%		1.28%		1.84	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.60%		0.86%		0.96%
After waivers, reimbursements, and fees paid indirectly (a)	0.64%		0.89%		1.00%
Before waivers, reimbursements, and fees paid indirectly (a)	0.60%		0.86%		0.49%
Portfolio turnover rate	7%		9%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004	2003

Net asset value, beginning of period	$26.05	$25.92		$23.52	$23.24	$21.38	$16.92

Income (loss) from investment operations:
Net investment income	0.21	0.43		0.39	0.37	0.39	0.28
Net realized and unrealized gain (loss) on investments	(3.36)	0.90	(z)	3.22	0.72	1.85	4.47

Total from investment operations	(3.15)	1.33		3.61	1.09	2.24	4.75

Less distributions:
Dividends from net investment income	—	(0.44)		(0.41)	(0.38)	(0.38)	(0.29)
Distributions from realized gains	—	(0.76)		(0.80)	(0.43)	—	—

Total dividends and distributions	—	(1.20)		(1.21)	(0.81)	(0.38)	(0.29)

Net asset value, end of period	$22.90	$26.05		$25.92	$23.52	$23.24	$21.38

Total return (b)	(12.09)%	5.22	%(z)	15.37%	4.68%	10.50%	28.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,466,565	$1,600,697		$1,615,477	$1,560,845	$1,633,378	$1,560,563
Ratio of expenses to average net assets (a)	0.38%	0.38%		0.35%	0.30%	0.30%	0.31%
Ratio of net investment income to average net assets (a)	1.75%	1.58%		1.58%	1.57%	1.75%	1.48%
Portfolio turnover rate	5%	4%		4%	7%	1%	— ‡%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)		2006 (e)	2005 (e)	2004	2003

Net asset value, beginning of period	$25.92	$25.79		$23.41	$23.13	$21.28	$16.84

Income (loss) from investment operations:
Net investment income	0.18	0.36		0.33	0.31	0.31	0.19
Net realized and unrealized gain (loss) on investments	(3.34)	0.90	(z)	3.19	0.72	1.86	4.49

Total from investment operations	(3.16)	1.26		3.52	1.03	2.17	4.68

Less distributions:
Dividends from net investment income	—	(0.37)		(0.34)	(0.32)	(0.32)	(0.24)
Distributions from realized gains	—	(0.76)		(0.80)	(0.43)	—	—

Total dividends and distributions	—	(1.13)		(1.14)	(0.75)	(0.32)	(0.24)

Net asset value, end of period	$22.76	$25.92		$25.79	$23.41	$23.13	$21.28

Total return (b)	(12.19)%	4.97	%(z)	15.06%	4.42%	10.21%	27.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,712,591	$2,062,991		$2,142,776	$2,018,231	$1,951,348	$1,589,054
Ratio of expenses to average net assets (a)	0.63%	0.63%		0.60%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets (a)	1.50%	1.33%		1.33%	1.32%	1.50%	1.23%
Portfolio turnover rate	5%	4%		4%	7%	1%	— ‡%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,		October 3, 2005* to December 31, 2005 (e)
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)

Net asset value, beginning of period	$10.77	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income	0.23	0.45	0.36	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23	0.52	—#	(0.28)

Total from investment operations	0.46	0.97	0.36	(0.23)

Less distributions:
Dividends from net investment income	—	(0.27)	(0.03)	—
Distributions from realized gains	—	(0.01)	(0.02)	—

Total dividends and distributions	—	(0.28)	(0.05)	—

Net asset value, end of period	$11.23	$10.77	$10.08	$9.77

Total return (b)	4.37%	9.54%	3.70%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$771,719	$604,149	$272,209	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.85%	0.87%	0.90%	0.90%
Before waivers and reimbursements (a)	0.85%	0.87%	0.90%	6.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	4.09%	4.26%	3.67%	2.11%
Before waivers and reimbursements (a)	4.09%	4.26%	3.67%	(3.97)%
Portfolio turnover rate	42%	82%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$0.15

	Six Months Ended June 30, 2008	Year Ended December 31,		October 3, 2005* to December 31, 2005 (e)
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)

Net asset value, beginning of period	$10.76	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.42	0.33	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23	0.51	0.01	(0.27)

Total from investment operations	0.45	0.93	0.34	(0.23)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.01)	—
Distributions from realized gains	—	(0.01)	(0.02)	—

Total dividends and distributions	—	(0.25)	(0.03)	—

Net asset value, end of period	$11.21	$10.76	$10.08	$9.77

Total return (b)	4.18%	9.26%	3.44%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$476,252	$234,871	$96,604	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.12%	1.15%	1.15%
Before waivers and reimbursements (a)	1.10%	1.12%	1.15%	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.86%	4.00%	3.29%	1.86%
Before waivers and reimbursements (a)	3.86%	4.00%	3.29%	(4.22)%
Portfolio turnover rate	42%	82%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$0.15

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004	2003

Net asset value, beginning of period	$9.19	$8.68	$9.08		$8.98	$8.41	$6.08

Income (loss) from investment operations:
Net investment income	0.03	0.02	0.01		0.01	0.05	—#
Net realized and unrealized gain (loss) on investments	(0.87)	0.98	0.54		0.36	0.57	2.33

Total from investment operations	(0.84)	1.00	0.55		0.37	0.62	2.33

Less distributions:
Dividends from net investment income	—	—	—		—#	(0.05)	—
Distributions from realized gains	—	(0.49)	(0.95)		(0.27)	—	—

Total dividends and distributions	—	(0.49)	(0.95)		(0.27)	(0.05)	—

Net asset value, end of period	$8.35	$9.19	$8.68		$9.08	$8.98	$8.41

Total return (b)	(9.14)%	11.65%	6.07%		4.22%	7.35%	38.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531	$523	$164		$186	$89	$75
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.83%		0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.89%	0.87%	0.77%		0.50%	0.32%	0.59%
Before waivers and fees paid indirectly (a)	0.90%	0.90%	0.83%		0.75%	0.76%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.62%	0.15%	0.10%		(0.03)%	0.27%	(0.19)%
After waivers and fees paid indirectly (a)	0.63%	0.18%	0.16%		0.17%	0.65%	(0.08)%
Before waivers and fees paid indirectly (a)	0.62%	0.15%	0.10%		(0.08)%	0.21%	(0.39)%
Portfolio turnover rate	17%	38%	126%		131%	160%	161%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$	—#	$ —#	$0.01

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004	2003

Net asset value, beginning of period	$9.08	$8.61	$9.03		$8.95	$8.39	$6.07

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.01)		(0.01)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(0.86)	0.97	0.54		0.36	0.55	2.33

Total from investment operations	(0.84)	0.96	0.53		0.35	0.58	2.32

Less distributions:
Dividends from net investment income	—	—	—		—#	(0.02)	—
Distributions from realized gains	—	(0.49)	(0.95)		(0.27)	—	—

Total dividends and distributions	—	(0.49)	(0.95)		(0.27)	(0.02)	—

Net asset value, end of period	$8.24	$9.08	$8.61		$9.03	$8.95	$8.39

Total return (b)	(9.25)%	11.28%	5.89%		4.01%	6.97%	38.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$192,594	$229,726	$184,008		$194,341	$193,160	$109,660
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.08%		0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	1.14%	1.12%	1.02%		0.75%	0.57%	0.84%
Before waivers and fees paid indirectly (a)	1.15%	1.15%	1.08%		1.00%	1.01%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.39%	(0.09)%	(0.15)%		(0.28)%	0.02%	(0.44)%
After waivers and fees paid indirectly (a)	0.41%	(0.06)%	(0.09)%		(0.08)%	0.40%	(0.33)%
Before waivers and fees paid indirectly (a)	0.39%	(0.09)%	(0.15)%		(0.33)%	(0.04)%	(0.64)%
Portfolio turnover rate	17%	38%	126%		131%	160%	161%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$—	$	—#	$0.01	$0.01
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)			2005 (e)	2004		2003

Net asset value, beginning of period	$10.09	$10.75		$10.35		$11.13		$10.20		$7.08

Income (loss) from investment operations:
Net investment income	0.03	0.02		0.02		0.02		0.05		0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.84)	0.84		1.16		0.69		1.59		3.11

Total from investment operations	(0.81)	0.86		1.18		0.71		1.64		3.12

Less distributions:
Dividends from net investment income	—	—		(0.03)		—		(0.07)		—
Distributions from realized gains	—	(1.52)		(0.75)		(1.49)		(0.64)		—

Total dividends and distributions	—	(1.52)		(0.78)		(1.49)		(0.71)		—

Net asset value, end of period	$9.28	$10.09		$10.75		$10.35		$11.13		$10.20

Total return (b)	(8.03)%	8.25%		11.79%		6.63%		16.32%		44.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,597	$63,363		$51,403		$13,551		$7,931		$2,835
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%		0.75%		0.75%		0.75%		0.75%
After waivers and fees paid indirectly (a)	0.74%	0.75%		0.72%		0.70%		0.71%		0.63%
Before waivers and fees paid indirectly (a)	0.82%	0.81%		0.80%		0.75%		0.76%		0.78%
Ratio of net investment income to average net assets:
After waivers (a)	0.55%	0.19%		0.19%		0.15%		0.62%		0.04%
After waivers and fees paid indirectly (a)	0.55%	0.20%		0.22%		0.20%		0.66%		0.16%
Before waivers and fees paid indirectly (a)	0.47%	0.13%		0.15%		0.15%		0.61%		0.01%
Portfolio turnover rate	87%	112%		155%		149%		123%		159%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$	—#		$—	$	—#	$	—#

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)			2005 (e)	2004		2003

Net asset value, beginning of period	$9.96	$10.65		$10.26		$11.08		$10.15		$7.07

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.01)		—#		(0.01)		0.04		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.82)	0.84		1.14		0.68		1.57		3.09

Total from investment operations	(0.81)	0.83		1.14		0.67		1.61		3.08

Less distributions:
Dividends from net investment income	—	—		—#		—		(0.04)		—
Distributions from realized gains	—	(1.52)		(0.75)		(1.49)		(0.64)		—

Total dividends and distributions	—	(1.52)		(0.75)		(1.49)		(0.68)		—

Net asset value, end of period	$9.15	$9.96		$10.65		$10.26		$11.08		$10.15

Total return (b)	(8.23)%	8.05%		11.51%		6.39%		16.01%		43.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,444,523	$1,611,257		$1,516,836		$1,340,515		$1,161,685		$792,096
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%		1.00%		1.00%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.99%	1.00%		0.97	%(c)	0.95%		0.96%		0.88%
Before waivers and fees paid indirectly (a)	1.07%	1.06%		1.05	%(c)	1.00%		1.01%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.28%	(0.06)%		(0.04)%		(0.10)%		0.37%		(0.21)%
After waivers and fees paid indirectly (a)	0.28%	(0.06)%		—	%‡‡	(0.05)%		0.41%		(0.09)%
Before waivers and fees paid indirectly (a)	0.20%	(0.12)%		(0.08)%		(0.10)%		0.36%		(0.24)%
Portfolio turnover rate	87%	112%		155%		149%		123%		159%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$0.01	$	—#		$—	$	—#	$	—#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	Year Ended December 31, 2007 (e)	September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$10.28	$10.41	$10.00

Income (loss) from investment operations:
Net investment income	0.31	0.63	0.13
Net realized and unrealized gain (loss) on investments	(0.81)	(0.38)	0.35

Total from investment operations	(0.50)	0.25	0.48

Less distributions:
Dividends from net investment income	—	(0.35)	(0.07)
Distributions from realized gains	—	(0.03)	—

Total dividends and distributions	—	(0.38)	(0.07)

Net asset value, end of period	$9.78	$10.28	$10.41

Total return (b)	(4.86)%	2.36%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$411,762	$275,884	$1,572
Ratio of expenses to average net assets:
After waivers and fees paid indirectly (a)	1.04%	1.05%	1.05%
Before waivers and fees paid indirectly (a)	1.04%	1.05%	1.28	%(c)
Ratio of net investment income to average net assets:
After waivers and fees paid indirectly (a)	6.25%	5.83%	4.31%
Before waivers and fees paid indirectly (a)	6.25%	5.83%	3.65%
Portfolio turnover rate	32%	20%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.02

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)	Year Ended December 31, 2007 (e)	September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$10.28	$10.41	$10.00

Income (loss) from investment operations:
Net investment income	0.30	0.54	0.12
Net realized and unrealized gain (loss) on investments	(0.81)	(0.32)	0.35

Total from investment operations	(0.51)	0.22	0.47

Less distributions:
Dividends from net investment income	—	(0.32)	(0.06)
Distributions from realized gains	—	(0.03)	—

Total dividends and distributions	—	(0.35)	(0.06)

Net asset value, end of period	$9.77	$10.28	$10.41

Total return (b)	(4.96)%	2.07%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$697,428	$713,523	$153,843
Ratio of expenses to average net assets:
After waivers and fees paid indirectly (a)	1.29%	1.30%	1.30%
Before waivers and fees paid indirectly (a)	1.29%	1.30%	1.53	%(c)
Ratio of net investment income to average net assets:
After waivers and fees paid indirectly (a)	5.98%	5.06%	4.03%
Before waivers and fees paid indirectly (a)	5.98%	5.06%	3.80%
Portfolio turnover rate	32%	20%	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period		$9.84	$10.85		$10.00

Income (loss) from investment operations:
Net investment income		0.05	0.12		0.03
Net realized and unrealized gain (loss) on investments		(0.83)	(1.03)		0.84

Total from investment operations		(0.78)	(0.91)		0.87

Less distributions:
Dividends from net investment income		—	(0.07)		(0.02)
Distributions from realized gains		—	(0.03)		—

Total dividends and distributions		—	(0.10)		(0.02)

Net asset value, end of period		$9.06	$9.84		$10.85

Total return (b)		(7.93)%	(8.39)%		8.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$319,320	$246,846		$2,287
Ratio of expenses to average net assets:
After waivers and reimbursements (a)		1.05%	1.05%		1.05%
Before waivers and reimbursements (a)		1.08%	1.08%		2.90	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)		1.10%	1.12%		1.07%
Before waivers and reimbursements (a)		1.07%	1.09%		(1.45)%
Portfolio turnover rate		26%	3%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$ —#		$0.08

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period		$9.84	$10.85		$10.00

Income (loss) from investment operations:
Net investment income		0.04	0.09		0.02
Net realized and unrealized gain (loss) on investments		(0.83)	(1.03)		0.85

Total from investment operations		(0.79)	(0.94)		0.87

Less distributions:
Dividends from net investment income		—	(0.04)		(0.02)
Distributions from realized gains		—	(0.03)		—

Total dividends and distributions		—	(0.07)		(0.02)

Net asset value, end of period		$9.05	$9.84		$10.85

Total return (b)		(8.03)%	(8.63)%		8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$79,361	$67,492		$153,843
Ratio of expenses to average net assets:
After waivers and reimbursements (a)		1.30%	1.30%		1.30%
Before waivers and reimbursements (a)		1.33%	1.33	%(c)	3.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)		0.85%	0.78%		0.66%
Before waivers and reimbursements (a)		0.83%	0.73%		(1.07)%
Portfolio turnover rate		26%	3%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$0.01		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	June 8, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$12.22	$13.28

Income (loss) from investment operations:
Net investment income	0.04	0.09
Net realized and unrealized loss on investments and foreign currency transactions	(0.52)	(0.48)

Total from investment operations	(0.48)	(0.39)

Less distributions:
Dividends from net investment income	—	(0.12)
Distributions from realized gains	—	(0.55)

Total dividends and distributions	—	(0.67)

Net asset value, end of period	$11.74	$12.22

Total return (b)	(3.93)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,038	$10,580
Ratio of expenses to average net assets:
After waivers (a)	1.11%	1.09%
After waivers and fees paid indirectly (a)	1.10%	1.08%
Before waivers and fees paid indirectly (a)	1.11%	1.09%
Ratio of net investment income to average net assets:
After waivers (a)	0.59%	1.17%
After waivers and fees paid indirectly (a)	0.61%	1.19%
Before waivers and fees paid indirectly (a)	0.59%	1.17%
Portfolio turnover rate	118%	268%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—

	Six Months Ended June 30, 2008	Year Ended December 31,					May 1, 2003* to December 31,
Class IB	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004	2003(e)

Net asset value, beginning of period	$12.23	$12.45		$11.61	$11.37	$11.03	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.11		0.25	0.12	0.01	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.51)	0.31		1.16	0.40	0.58	1.10

Total from investment operations	(0.49)	0.42		1.41	0.52	0.59	1.08

Less distributions:
Dividends from net investment income	—	(0.09)		(0.23)	(0.07)	(0.01)	—
Distributions from realized gains	—	(0.55)		(0.34)	(0.21)	(0.24)	(0.05)

Total dividends and distributions	—	(0.64)		(0.57)	(0.28)	(0.25)	(0.05)

Net asset value, end of period	$11.74	$12.23		$12.45	$11.61	$11.37	$11.03

Total return (b)	(4.01)%	3.42%		12.16%	4.54%	5.35%	10.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,148	$165,261		$115,091	$42,040	$8,080	$3,325
Ratio of expenses to average net assets:
After waivers (a)	1.36%	1.34	%(c)	1.45%	1.45%	1.45%	1.45%
After waivers and fees paid indirectly (a)	1.35%	1.33	%(c)	1.37%	1.38%	1.45%	N/A
Before waivers and fees paid indirectly (a)	1.36%	1.34	%(c)	1.45%	1.73%	2.36%	1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.34%	0.83%		1.97%	0.93%	0.10%	(0.29)%
After waivers and fees paid indirectly (a)	0.35%	0.86%		2.05%	1.00%	0.10%	N/A
Before waivers and fees paid indirectly (a)	0.34%	0.83%		1.97%	0.65%	(0.81)%	(0.50)%
Portfolio turnover rate	118%	268%		249%	179%	149%	87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—		$—	$0.03	$0.10	$ **

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	July 13, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$31.54	$35.40

Income (loss) from investment operations:
Net investment income	0.12	0.14
Net realized and unrealized (loss) on investments and foreign currency transactions	(2.97)	(2.61)

Total from investment operations	(2.85)	(2.47)

Less distributions:
Dividends from net investment income	—	(0.22)
Distributions from realized gains	—	(1.17)

Total dividends and distributions	—	(1.39)

Net asset value, end of period	$28.69	$31.54

Total return (b)	(9.04)%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$494,221	$337,261
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.86%	0.85%
Before fees paid indirectly (a)	0.88%	0.88%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.80%	0.92%
Before fees paid indirectly (a)	0.78%	0.89%
Portfolio turnover rate	15%	42%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004	2003(e)

Net asset value, beginning of period	$31.59	$30.13		$26.91	$27.75	$23.56	$17.16

Income (loss) from investment operations:
Net investment income	0.08	0.22		0.10	0.13	0.01	—#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.98)	2.55		4.91	1.06	4.90	6.42

Total from investment operations	(2.90)	2.77		5.01	1.19	4.91	6.42

Less distributions:
Dividends from net investment income	—	(0.14)		(0.25)	(0.12)	—#	(0.02)
Distributions from realized gains	—	(1.17)		(1.54)	(1.91)	(0.72)	—

Total dividends and distributions	—	(1.31)		(1.79)	(2.03)	(0.72)	(0.02)

Net asset value, end of period	$28.69	$31.59		$30.13	$26.91	$27.75	$23.56

Total return (b)	(9.15)%	9.32%		18.82%	4.33%	20.93%	37.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$947,173	$1,001,617		$727,119	$586,954	$470,869	$396,914
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.11%	1.10	%(c)	1.13%	1.09%	1.16%	N/A
Before fees paid indirectly (a)	1.13%	1.13	%(c)	1.14%	1.10%	1.17%	1.08%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.55%	0.66%		0.33%	0.46%	0.06%	N/A
Before fees paid indirectly (a)	0.53%	0.64%		0.32%	0.45%	0.05%	0.01%
Portfolio turnover rate	15%	42%		19%	22%	10%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003(e)

Net asset value, beginning of period	$10.96	$10.77	$10.88	$11.16	$11.70	$11.82

Income (loss) from investment operations:
Net investment income	0.22	0.47	0.43	0.38	0.33	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.03)	0.25	(0.04)	(0.25)	(0.16)	(0.11)

Total from investment operations	0.19	0.72	0.39	0.13	0.17	0.20

Less distributions:
Dividends from net investment income	—	(0.53)	(0.50)	(0.40)	(0.66)	(0.32)
Distributions from realized gains	—	—	—	(0.01)	(0.05)	—

Total dividends and distributions	—	(0.53)	(0.50)	(0.41)	(0.71)	(0.32)

Net asset value, end of period	$11.15	$10.96	$10.77	$10.88	$11.16	$11.70

Total return (b)	1.73%	6.70%	3.62%	1.30%	1.37%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,329	$74,678	$87,275	$107,313	$124,236	$132,972
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.73%	0.69%	0.68%	0.75%	0.66%
Before waivers (a)	0.77%	0.73%	0.69%	0.68%	0.75%	0.66%
Ratio of net investment income to average net assets:
After waivers (a)	3.99%	4.26%	3.92%	3.36%	2.64%	2.61%
Before waivers (a)	3.97%	4.26%	3.92%	3.36%	2.64%	2.61%
Portfolio turnover rate	397%	705%	110%	76%	44%	32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008		Year Ended December 31,
Class IA	(Unaudited)(e)		2007			2006 (e)		2005 (e)	2004	2003

Net asset value, beginning of period	$12.76			$13.89		$12.47		$10.80	$9.64	$7.35

Income (loss) from investment operations:
Net investment income	0.19			0.23		0.15		0.15	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.57)			1.79		2.26		1.73	1.24	2.34

Total from investment operations	(0.38)			2.02		2.41		1.88	1.33	2.41

Less distributions:
Dividends from net investment income	—			(0.10)		(0.19)		(0.20)	(0.17)	(0.12)
Distributions from realized gains	—			(3.05)		(0.80)		(0.01)	—	—

Total dividends and distributions	—			(3.15)		(0.99)		(0.21)	(0.17)	(0.12)

Net asset value, end of period	$12.38			$12.76		$13.89		$12.47	$10.80	$9.64

Total return (b)	(2.98)%			15.54%		19.57%		17.43%	13.86%	33.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,017,781			$723,648		$430,037		$119,304	$74,741	$320
Ratio of expenses to average net assets:
After waivers (a)	0.85%			0.88%		0.95%		0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.84%			0.79%		0.95%		0.93%	0.92%	0.93%
Before waivers and fees paid indirectly (a)	0.85%			0.90%		1.01%		1.00%	1.02%	1.06%
Ratio of net investment income to average net assets:
After waivers (a)	3.09%			1.57%		1.08%		1.32%	0.98%	0.90%
After waivers and fees paid indirectly (a)	3.10%			1.66%		1.08%		1.34%	1.01%	0.92%
Before waivers and fees paid indirectly (a)	3.09%			1.55%		1.02%		1.27%	0.91%	0.79%
Portfolio turnover rate	8%			95%		25%		24%	19%	12%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#		$	—#		$0.01		$0.01	$0.01	$0.01

	Six Months Ended June 30, 2008		Year Ended December 31,
Class IB	(Unaudited)(e)		2007			2006(e)		2005(e)	2004	2003

Net asset value, beginning of period	$12.77			$13.90		$12.48		$10.81	$9.64	$7.35

Income (loss) from investment operations:
Net investment income	0.16			0.22		0.14		0.12	0.08	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.55)			1.76		2.24		1.73	1.23	2.34

Total from investment operations	(0.39)			1.98		2.38		1.85	1.31	2.39

Less distributions:
Dividends from net investment income	—			(0.06)		(0.16)		(0.17)	(0.14)	(0.10)
Distributions from realized gains	—			(3.05)		(0.80)		(0.01)	—	—

Total dividends and distributions	—			(3.11)		(0.96)		(0.18)	(0.14)	(0.10)

Net asset value, end of period	$12.38			$12.77		$13.90		$12.48	$10.81	$9.64

Total return (b)	(3.05)%			15.20%		19.25%		17.12%	13.68%	32.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,145,440			$1,193,151		$1,117,308		$828,324	$609,846	$357,162
Ratio of expenses to average net assets:
After waivers (a)	1.10%			1.13	%(c)	1.20%		1.20%	1.20%	1.20%
After waivers and fees paid indirectly (a)	1.09%			1.04%		1.20%		1.18%	1.17%	1.18%
Before waivers and fees paid indirectly (a)	1.10	%(c)		1.15	%(c)	1.26	%(c)	1.25%	1.27%	1.31%
Ratio of net investment income to average net assets:
After waivers (a)	2.63%			1.49%		1.03%		1.07%	0.73%	0.65%
After waivers and fees paid indirectly (a)	2.64%			1.60%		1.04%		1.09%	0.76%	0.67%
Before waivers and fees paid indirectly (a)	2.63%			1.47%		0.98%		1.02%	0.66%	0.54%
Portfolio turnover rate	8%			95%		25%		24%	19%	12%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#		$	—#		$0.01		$0.01	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003 (e)

Net asset value, beginning of period	$7.24	$6.50	$5.21	$4.68	$4.51	$3.46

Income (loss) from investment operations:
Net investment income	0.06	0.04	0.06	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.75)	1.00	1.28	0.56	0.20	1.04

Total from investment operations	(0.69)	1.04	1.34	0.60	0.23	1.07

Less distributions:
Dividends from net investment income	—	(0.04)	(0.05)	(0.07)	(0.05)	(0.02)
Distributions from realized gains	—	(0.26)	—	—	(0.01)	—

Total dividends and distributions	—	(0.30)	(0.05)	(0.07)	(0.06)	(0.02)

Net asset value, end of period	$6.55	$7.24	$6.50	$5.21	$4.68	$4.51

Total return (b)	(9.39)%	16.14%	25.65%	12.98%	5.27%	30.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$390,038	$361,284	$164,899	$73,080	$53,426	$55,645
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.34%	1.37%	1.42%	1.14%	N/A	1.14%
Before fees paid indirectly (a)	1.34%	1.37%	1.42%	1.31%	1.32%	1.14%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.75%	0.61%	1.01%	0.79%	N/A	0.85%
Before fees paid indirectly (a)	1.75%	0.61%	1.01%	0.62%	0.57%	0.85%
Portfolio turnover rate	30%	57%	79%	131%	154%	54%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IA	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)	2004(e)	2003(e)

Net asset value, beginning of period	$10.80	$10.96	$11.00		$11.14	$11.18	$11.19

Income (loss) from investment operations:
Net investment income	0.22	0.56	0.55		0.42	0.33	0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.67)	(0.20)	(0.08)		(0.14)	0.15	0.06

Total from investment operations	(0.45)	0.36	0.47		0.28	0.48	0.40

Less distributions:
Dividends from net investment income	—	(0.52)	(0.51)		(0.40)	(0.32)	(0.34)
Distributions from realized gains	—	—	—		(0.02)	(0.20)	(0.07)

Total dividends and distributions	—	(0.52)	(0.51)		(0.42)	(0.52)	(0.41)

Net asset value, end of period	$10.35	$10.80	$10.96		$11.00	$11.14	$11.18

Total return (b)	(4.17)%	3.35%	4.28%		2.50%	4.31%	3.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$374,394	$633,814	$105,248		$11,367	$5,715	$2,122
Ratio of expenses to average net assets (a)	0.57%	0.56%	0.56%		0.49%	0.50%	0.52%
Ratio of net investment income to average net assets (a)	4.19%	5.02%	4.87%		3.75%	2.93%	2.98%
Portfolio turnover rate	256%	513%	543%		588%	560%	464%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)	2004(e)	2003(e)

Net asset value, beginning of period	$10.81	$10.97	$11.01		$11.15	$11.19	$11.19

Income (loss) from investment operations:
Net investment income	0.21	0.53	0.50		0.39	0.30	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.67)	(0.20)	(0.06)		(0.14)	0.15	0.08

Total from investment operations	(0.46)	0.33	0.44		0.25	0.45	0.39

Less distributions:
Dividends from net investment income	—	(0.49)	(0.48)		(0.37)	(0.29)	(0.32)
Distributions from realized gains	—	—	—		(0.02)	(0.20)	(0.07)

Total dividends and distributions	—	(0.49)	(0.48)		(0.39)	(0.49)	(0.39)

Net asset value, end of period	$10.35	$10.81	$10.97		$11.01	$11.15	$11.19

Total return (b)	(4.26)%	3.08%	4.01%		2.24%	4.13%	3.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,334,051	$1,529,392	$1,491,463		$1,392,453	$1,208,076	$1,081,959
Ratio of expenses to average net assets (a)	0.82%	0.81%	0.81	%(c)	0.74%	0.75%	0.77%
Ratio of net investment income to average net assets (a)	3.91%	4.78%	4.50%		3.50%	2.68%	2.73%
Portfolio turnover rate	256%	513%	543%		588%	560%	464%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008		Year Ended December 31,
Class IA	(Unaudited)(e)		2007 (e)	2006 (e)			2005 (e)	2004	2003

Net asset value, beginning of period	$11.63		$14.16		$12.59		$12.30	$11.23	$8.97

Income (loss) from investment operations:
Net investment income	0.12		0.23		0.24		0.20	0.19	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.06)		(0.39)		2.36		0.32	1.07	2.27

Total from investment operations	(1.94)		(0.16)		2.60		0.52	1.26	2.42

Less distributions:
Dividends from net investment income	—		(0.24)		(0.25)		(0.23)	(0.19)	(0.16)
Distributions from realized gains	—		(2.13)		(0.78)		—	—	—

Total dividends and distributions	—		(2.37)		(1.03)		(0.23)	(0.19)	(0.16)

Net asset value, end of period	$9.69		$11.63		$14.16		$12.59	$12.30	$11.23

Total return (b)	(16.68)%		(0.93)%		20.65%		4.21%	11.21%	27.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,193		$1,890		$1,791		$399	$129	$108
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%		0.70%		0.67%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.70%		0.70%		0.70%		0.67%	0.51%	0.68%
Before waivers and fees paid indirectly (a)	0.75%		0.74%		0.73%		0.67%	0.70%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	2.21%		1.62%		1.75%		1.58%	1.53%	1.67%
After waivers and fees paid indirectly (a)	2.21%		1.62%		1.75%		1.58%	1.72%	1.69%
Before waivers and fees paid indirectly (a)	2.16%		1.58%		1.72%		1.58%	1.53%	1.67%
Portfolio turnover rate	50%		79%		78%		67%	91%	43%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#		$0.01	$	—#		$—	$—	$—

	Six Months Ended June 30, 2008		Year Ended December 31,
Class IB	(Unaudited)(e)		2007(e)	2006(e)			2005(e)	2004	2003
Net asset value, beginning of period	$11.66		$14.19		$12.61		$12.32	$11.26	$8.99

Income (loss) from investment operations:
Net investment income	0.09		0.20		0.21		0.16	0.17	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.05)		(0.39)		2.37		0.33	1.04	2.27

Total from investment operations	(1.96)		(0.19)		2.58		0.49	1.21	2.41

Less distributions:
Dividends from net investment income	—		(0.21)		(0.22)		(0.20)	(0.15)	(0.14)
Distributions from realized gains	—		(2.13)		(0.78)		—	—	—

Total dividends and distributions	—		(2.34)		(1.00)		(0.20)	(0.15)	(0.14)

Net asset value, end of period year	$9.70		$11.66		$14.19		$12.61	$12.32	$11.26

Total return (b)	(16.81)%		(1.18)%		20.40%		3.94%	10.81%	26.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$425,798		$559,519		$645,905		$602,237	$642,993	$613,776
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%		0.95%		0.92%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.95%		0.95%		0.95%		0.92%	0.76%	0.93%
Before waivers and fees paid indirectly (a)	1.00	%(c)	0.99%		0.98	%(c)	0.92%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.64%		1.37%		1.53%		1.33%	1.28%	1.42%
After waivers and fees paid indirectly (a)	1.64%		1.37%		1.53%		1.33%	1.47%	1.44%
Before waivers and fees paid indirectly (a)	1.58%		1.33%		1.51%		1.33%	1.28%	1.42%
Portfolio turnover rate	50%		79%		78%		67%	91%	43%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#		$0.01	$	—#		$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007			2006 (e)			2005 (e)	2004	2003

Net asset value, beginning of period	$9.08		$11.30			$10.09		$9.46	$8.54		$7.04

Income (loss) from investment operations:
Net investment income	0.07		0.16			0.11		0.07	0.07		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.19)		0.28			1.22		0.64	0.93		1.50

Total from investment operations	(1.12)		0.44			1.33		0.71	1.00		1.57

Less distributions:
Dividends from net investment income	—		(0.18)			(0.12)		(0.08)	(0.08)		(0.07)
Distributions from realized gains	—		(2.48)			—		—	—		—

Total dividends and distributions	—		(2.66)			(0.12)		(0.08)	(0.08)		(0.07)

Net asset value, end of period	$7.96		$9.08			$11.30		$10.09	$9.46		$8.54

Total return (b)	(12.33)%		4.17%			13.22%		7.46%	11.67%		22.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$348		$297			$201		$191	$116		$98
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%			0.70%		0.70%	0.70%		0.70%
After waivers and fees paid indirectly (a)	0.68%		0.56%			0.69%		0.69%	0.66%		0.69%
Before waivers and fees paid indirectly (a)	0.80%		0.75%			0.73%		0.70%	0.70%		0.71%
Ratio of net investment income to average net assets:
After waivers (a)	1.54%		1.31%			1.05%		0.73%	0.80%		0.93%
After waivers and fees paid indirectly (a)	1.55%		1.45%			1.06%		0.74%	0.84%		0.94%
Before waivers and fees paid indirectly (a)	1.44%		1.26%			1.02%		0.73%	0.80%		0.92%
Portfolio turnover rate	19%		109%			33%		47%	90%		88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#		$	—#		$—	$—	$	—#

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007			2006 (e)			2005 (e)	2004	2003

Net asset value, beginning of period	$9.09		$11.31			$10.10		$9.47	$8.55		$7.04

Income (loss) from investment operations:
Net investment income	0.06		0.15			0.09		0.05	0.05		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.19)		0.26			1.22		0.63	0.92		1.51

Total from investment operations	(1.13)		0.41			1.31		0.68	0.97		1.56

Less distributions:
Dividends from net investment income	—		(0.15)			(0.10)		(0.05)	(0.05)		(0.05)
Distributions from realized gains	—		(2.48)			—		—	—		—

Total dividends and distributions	—		(2.63)			(0.10)		(0.05)	(0.05)		(0.05)

Net asset value, end of period	$7.96		$9.09			$11.31		$10.10	$9.47		$8.55

Total return (b)	(12.43)%		3.90%			12.92%		7.18%	11.37%		22.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$229,633		$284,177			$329,937		$338,735	$341,346		$311,991
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%			0.95%		0.95%	0.95%		0.95%
After waivers and fees paid indirectly (a)	0.93%		0.81	%(c)		0.94%		0.94%	0.91%		0.94%
Before waivers and fees paid indirectly (a)	1.05%		1.00%			0.98	%(c)	0.95%	0.95%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	1.31%		1.01%			0.83%		0.48%	0.55%		0.68%
After waivers and fees paid indirectly (a)	1.32%		1.17%			0.84%		0.49%	0.59%		0.69%
Before waivers and fees paid indirectly (a)	1.21%		0.97%			0.80%		0.48%	0.55%		0.67%
Portfolio turnover rate	19%		10 9%			33%		47%	90%		88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#		$	—#		$—	$—	$	—#
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007			2006 (e)		2005 (e)	2004 (e)	2003

Net asset value, beginning of period	$18.12		$15.74		$14.57		$13.32	$11.80	$9.10

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10		—#		(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.81)		2.39		1.17		1.26	1.53	2.71

Total from investment operations	(1.76)		2.49		1.17		1.25	1.52	2.70

Less distributions:
Dividends from net investment income	—		(0.11)		—		—	—	—

Net asset value, end of period	$16.36		$18.12		$15.74		$14.57	$13.32	$11.80

Total return (b)	(9.71)%		15.81%		8.03%		9.38%	12.88%	29.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,996		$7,371		$4,679		$3,304	$1,988	$27,996
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.73%		0.77%		0.71%	0.71%	0.72%
After waivers and fees paid indirectly (a)	0.69%		0.58%		0.75%		0.68%	0.66%	0.71%
Before waivers and fees paid indirectly (a)	0.71%		0.74%		0.77%		0.71%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.58%		0.49%		(0.04)%		(0.11)%	(0.10)%	(0.10)%
After waivers and fees paid indirectly (a)	0.59%		0.64%		(0.02)%		(0.08)%	(0.05)%	(0.09)%
Before waivers and fees paid indirectly (a)	0.58%		0.49%		(0.04)%		(0.11)%	(0.10)%	(0.10)%
Portfolio turnover rate	23%		136%		130%		97%	101%	105%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$	—#		$—		$—	$—	$—

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007			2006 (e)		2005 (e)	2004 (e)	2003

Net asset value, beginning of period	$17.75		$15.40		$14.29		$13.11	$11.64	$9.00

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06		(0.04)		(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.81)		2.35		1.15		1.22	1.51	2.68

Total from investment operations	(1.78)		2.41		1.11		1.18	1.47	2.64

Less distributions:
Dividends from net investment income	—		(0.06)		—		—	—	—

Net asset value, end of period	$15.97		$17.75		$15.40		$14.29	$13.11	$11.64

Total return (b)	(10.03)%		15.66%		7.77%		9.00%	12.63%	29.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$842,018		$978,032		$860,495		$916,611	$958,680	$935,920
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.98	%(c)	1.02	%(c)	0.96%	0.96%	0.97%
After waivers and fees paid indirectly (a)	0.94%		0.83%		1.00	%(c)	0.93%	0.91%	0.96%
Before waivers and fees paid indirectly (a)	0.96%		0.99%		1.02	%(c)	0.96%	0.96%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.30%		0.24%		(0.30)%		(0.36)%	(0.35)%	(0.35)%
After waivers and fees paid indirectly (a)	0.31%		0.39%		(0.28)%		(0.33)%	(0.30)%	(0.34)%
Before waivers and fees paid indirectly (a)	0.29%		0.23%		(0.30)%		(0.36)%	(0.35)%	(0.35)%
Portfolio turnover rate	23%		136%		130%		97%	101%	105%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$	—#		$—		$—	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,				October 3, 2005* to
	(Unaudited)(e)	2007 (e)		2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$10.32	$11.19		$10.45		$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.03		0.03		0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.91)	(0.67)		0.71		0.47

Total from investment operations	(2.86)	(0.64)		0.74		0.48

Less distributions:
Dividends from net investment income	—	—		—	#	(0.03)
Distributions from realized gains	—	(0.23)		—	#	—

Total dividends and distributions	—	(0.23)		—	#	(0.03)

Net asset value, end of period	$7.46	$10.32		$11.19		$10.45

Total return (b)	(27.71)%	(5.70)%		7.12%		4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,273	$1,246		$112		$105
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%		0.75%		0.75%
After waivers and fees paid indirectly (a)	0.71%	0.72%		0.72%		0.74%
Before waivers and fees paid indirectly (a)	0.83%	0.82%		0.84%		3.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.19%	0.28%		0.21%		0.35%
After waivers and fees paid indirectly (a)	1.22%	0.30%		0.24%		0.36%
Before waivers and fees paid indirectly (a)	1.10%	0.21%		0.12%		(2.54)%
Portfolio turnover rate	22%	29%		9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01		$0.01		$0.07

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,				October 3, 2005* to
	(Unaudited)(e)	2007 (e)		2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$10.29	$11.18		$10.47		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	(0.01)		—#		—#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.90)	(0.65)		0.71		0.47

Total from investment operations	(2.86)	(0.66)		0.71		0.47

Less distributions:
Dividends from net investment income	—	—		—	#	— #
Distributions from realized gains	—	(0.23)		—	#	—

Total dividends and distributions	—	(0.23)		—	#	— #

Net asset value, end of period	$7.43	$10.29		$11.18		$10.47

Total return (b)	(27.79)%	(5.88)%		6.81%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$153,512	$213,065		$203,514		$32,087
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.96%	0.97	%(c)	0.97	%(c)	0.99%
Before waivers and fees paid indirectly (a)	1.08%	1.07%		1.09%		3.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.93%	(0.07)%		(0.05)%		0.10%
After waivers and fees paid indirectly (a)	0.96%	(0.05)%		(0.01)%		0.11%
Before waivers and fees paid indirectly (a)	0.94%	(0.15)%		(0.14)%		(2.79)%
Portfolio turnover rate	22%	29%		9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$0.01		$0.01		$0.07

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004		2003(e)

Net asset value, beginning of period	$13.69	$13.27	$13.54	$13.54			$14.37		$14.53

Income (loss) from investment operations:
Net investment income	0.35	0.67	0.63	0.60			0.77		0.69
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.45)	0.33	(0.33)	(0.19)			0.32		—#

Total from investment operations	(0.10)	1.00	0.30	0.41			1.09		0.69

Less distributions:
Dividends from net investment income	—	(0.58)	(0.57)	(0.29)			(1.50)		(0.84)
Distributions from realized gains	—	—	—	(0.12)			(0.42)		(0.01)

Total dividends and distributions	—	(0.58)	(0.57)	(0.41)			(1.92)		(0.85)

Net asset value, end of period	$13.59	$13.69	$13.27	$13.54			$13.54		$14.37

Total return (b)	(0.73)%	7.72%	2.08%	3.03%			7.92%		4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,299,380	$1,117,060	$693,119	$537,340			$100,561		$108,325
Ratio of expenses to average net assets:
After waivers (a)	0.51%	0.53%	0.55%	0.60	%(c)		0.75%		0.66%
After waivers and fees paid indirectly (a)	0.51%	0.53%	0.55%	0.60	%(c)		N/A		0.66%
Before waivers and fees paid indirectly (a)	0.51%	0.53%	0.55%	0.60	%(c)		0.75%		0.66%
Ratio of net investment income to average net assets:
After waivers (a)	5.08%	4.99%	4.75%	4.36	%(c)		4.69%		4.65%
After waivers and fees paid indirectly (a)	5.08%	4.99%	4.75%	4.36	%(c)		N/A		4.65%
Before waivers and fees paid indirectly (a)	5.08%	4.99%	4.75%	4.36	%(c)		4.69%		4.65%
Portfolio turnover rate	141%	522%	233%	69%			36%		18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—		$	—#	$	**

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,		April 29, 2005* to
	(Unaudited)(e)	2007 (e)	2006 (e)	December 31, 2005 (e)

Net asset value, beginning of period	$13.69	$13.27	$13.55	$13.77

Income (loss) from investment operations:
Net investment income	0.33	0.64	0.60	0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.44)	0.32	(0.35)	(0.23)

Total from investment operations	(0.11)	0.96	0.25	0.15

Less distributions:
Dividends from net investment income	—	(0.54)	(0.53)	(0.25)
Distributions from realized gains	—	—	—	(0.12)

Total dividends and distributions	—	(0.54)	(0.53)	(0.37)

Net asset value, end of period	$13.58	$13.69	$13.27	$13.55

Total return (b)	(0.80)%	7.35%	1.82%	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,152	$147,867	$108,067	$58,672
Ratio of expenses to average net assets:
After waivers (a)	0.76%	0.78%	0.80%	0.85	%(c)
After waivers and fees paid indirectly (a)	0.76%	0.78%	0.80%	0.85	%(c)
Before waivers and fees paid indirectly (a)	0.76%	0.78%	0.80%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.83%	4.73%	4.50%	4.11	%(c)
After waivers and fees paid indirectly (a)	4.83%	4.73%	4.50%	4.11	%(c)
Before waivers and fees paid indirectly (a)	4.83%	4.73%	4.50%	4.11	%(c)
Portfolio turnover rate	141%	522%	233%	69%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005* to
	(Unaudited)(e)	2007 (e)	2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$12.15	$12.36	$10.67		$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.17	0.22		0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.91)	0.29	1.65		0.66

Total from investment operations	(1.83)	0.46	1.87		0.76

Less distributions:
Dividends from net investment income	—	(0.18)	(0.10)		(0.07)
Distributions from realized gains	—	(0.49)	(0.08)		(0.02)

Total dividends and distributions	—	(0.67)	(0.18)		(0.09)

Net asset value, end of period	$10.32	$12.15	$12.36		$10.67

Total return (b)	(15.06)%	3.79%	17.48%		7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,629	$65,415	$74,235		$108
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%	0.75%		0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.73%	0.73%	0.74%		0.72%
Before waivers, reimbursements, and fees paid indirectly (a)	0.84%	0.81%	0.88	%(c)	1.50%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.45%	1.35%	1.75%		1.43%
After waivers, reimbursements, and fees paid indirectly (a)	1.47%	1.36%	1.76%		1.46%
Before waivers, reimbursements, and fees paid indirectly (a)	1.35%	1.29%	1.67%		0.68%
Portfolio turnover rate	54%	85%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01		$0.05

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005* to
	(Unaudited)(e)	2007 (e)	2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$12.16	$12.37	$10.68		$10.00

Income (loss) from investment operations:
Net investment income	0.07	0.14	0.16		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.91)	0.28	1.68		0.66

Total from investment operations	(1.84)	0.42	1.84		0.74

Less distributions:
Dividends from net investment income	—	(0.14)	(0.07)		(0.04)
Distributions from realized gains	—	(0.49)	(0.08)		(0.02)

Total dividends and distributions	—	(0.63)	(0.15)		(0.06)

Net asset value, end of period	$10.32	$12.16	$12.37		$10.68

Total return (b)	(15.13)%	3.43%	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142,833	$172,888	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.98%	0.98%	0.99%		0.97%
Before waivers, reimbursements, and fees paid indirectly (a)	1.09%	1.06%	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.19%	1.08%	1.33%		1.18%
After waivers, reimbursements, and fees paid indirectly (a)	1.21%	1.10%	1.34%		1.21%
Before waivers, reimbursements, and fees paid indirectly (a)	1.10%	1.02%	1.19%		0.43%
Portfolio turnover rate	54%	85%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.02		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005* to
	(Unaudited)(e)	2007 (e)		2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$12.59	$11.88		$10.69		$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.13		0.14		0.08
Net realized and unrealized gain (loss) on investments	(1.37)	1.16		1.24		0.67

Total from investment operations	(1.29)	1.29		1.38		0.75

Less distributions:
Dividends from net investment income	—	(0.12)		(0.12)		(0.06)
Distributions from realized gains	—	(0.46)		(0.07)		—

Total dividends and distributions	—	(0.58)		(0.19)		(0.06)

Net asset value, end of period	$11.30	$12.59		$11.88		$10.69

Total return (b)	(10.25)%	10.99%		12.92%		7.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,764	$1,262		$121		$107
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%		0.75%		0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%	0.74%		0.74%		0.74%
Before waivers, reimbursements, and fees paid indirectly (a)	0.85%	0.86%		1.03%		1.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.27%	1.03%		1.21%		1.12%
After waivers, reimbursements, and fees paid indirectly (a)	1.28%	1.04%		1.22%		1.13%
Before waivers, reimbursements, and fees paid indirectly (a)	1.17%	0.92%		0.93%		(0.02)%
Portfolio turnover rate	13%	42%		36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01		$0.03		$0.08

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005* to
	(Unaudited)(e)	2007 (e)		2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$12.60	$11.89		$10.69		$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.10		0.11		0.06
Net realized and unrealized gain (loss) on investments	(1.37)	1.16		1.25		0.67

Total from investment operations	(1.31)	1.26		1.36		0.73

Less distribution
Dividends from net investment income	—	(0.09)		(0.09)		(0.04)
Distributions from realized gains	—	(0.46)		(0.07)		—

Total dividends and distributions	—	(0.55)		(0.16)		(0.04)

Net asset value, end of period	$11.29	$12.60		$11.89		$10.69

Total return (b)	(10.40)%	10.69%		12.63%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,043	$91,751		$58,690		$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%		1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%	0.99%		0.99%		0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	1.10%	1.11	%(c)	1.28	%(c)	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.04%	0.82%		0.96%		0.87%
After waivers, reimbursements, and fees paid indirectly (a)	1.05%	0.83%		0.97%		0.88%
Before waivers, reimbursements, and fees paid indirectly (a)	0.94%	0.69%		0.70%		(0.27)%
Portfolio turnover rate	13%	42%		36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.02		$0.03		$0.08

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005* to
	(Unaudited)(e)	2007 (e)	2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$11.63	$12.47	$11.28		$10.00

Income (loss) from investment operations:
Net investment income	0.07	0.10	0.14		0.08
Net realized and unrealized gain (loss) on investments	(1.58)	— #	1.28		1.30

Total from investment operations	(1.51)	0.10	1.42		1.38

Less distributions:
Dividends from net investment income	—	(0.10)	(0.08)		(0.06)
Distributions from realized gains	—	(0.84)	(0.15)		(0.04)

Total dividends and distributions	—	(0.94)	(0.23)		(0.10)

Net asset value, end of period	$10.12	$11.63	$12.47		$11.28

Total return (b)	(12.98)%	0.81%	12.66%		13.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,933	$84,868	$76,210		$114
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.79%	0.79%	0.80%		0.76%
Before waivers and fees paid indirectly (a)	0.86%	0.85%	0.85%		1.02%
Ratio of net investment income to average net assets:
After waivers (a)	1.35%	0.78%	1.11%		1.03%
After waivers and fees paid indirectly (a)	1.30%	0.79%	1.11%		1.07%
Before waivers and fees paid indirectly (a)	1.30%	0.74%	1.06%		0.81%
Portfolio turnover rate	17%	32%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$0.01		$0.02

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005* to
	(Unaudited)(e)	2007 (e)	2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$11.65	$12.48	$11.29		$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.07	0.07		0.06
Net realized and unrealized gain (loss) on investments	(1.59)	— #	1.32		1.30

Total from investment operations	(1.53)	0.07	1.39		1.36

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)		(0.03)
Distributions from realized gains	—	(0.84)	(0.15)		(0.04)

Total dividends and distributions	—	(0.90)	(0.20)		(0.07)

Net asset value, end of period	$10.12	$11.65	$12.48		$11.29

Total return (b)	(13.13)%	0.64%	12.37%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$304,201	$340,422	$245,301		$123,436
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%		1.05%
After waivers and fees paid indirectly (a)	1.04%	1.04%	1.05	%(c)	1.01%
Before waivers and fees paid indirectly (a)	1.11%	1.10%	1.10	%(c)	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	1.11%	0.54%	0.64%		0.78%
After waivers and fees paid indirectly (a)	1.11%	0.55%	0.64%		0.82%
Before waivers and fees paid indirectly (a)	1.05%	0.50%	0.58%		0.56%
Portfolio turnover rate	17%	32%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$0.01		$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO(q)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004	2003

Net asset value, beginning of period	$17.70	$16.90	$15.86		$14.67	$13.24		$10.07

Income (loss) from investment operations:
Net investment income	0.05	0.09	0.07		0.03	0.01		—#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.23)	2.30	1.42		1.56	1.42		3.17

Total from investment operations	(2.18)	2.39	1.49		1.59	1.43		3.17

Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)		(0.01)	—		—
Distributions from realized gains	—	(1.51)	(0.38)		(0.39)	—		—

Total dividends and distributions	—	(1.59)	(0.45)		(0.40)	—		—

Net asset value, end of period	$15.52	$17.70	$16.90		$15.86	$14.67		$13.24

Total return (b)	(12.32)%	14.33%	9.55%		10.98%	10.80%		31.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,916,535	$1,968,509	$1,406,085		$1,014,881	$579,357		$338,365
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%		0.90%	0.90%		0.90%
After waivers and fees paid indirectly (a)	0.90%	0.90%	0.89%		0.89%	0.87%		0.85%
Before waivers and fees paid indirectly (a)	0.98%	0.98%	0.95%		0.92%	0.94%		0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.66%	0.50%	0.46%		0.19%	0.05%		(0.07)%
After waivers and fees paid indirectly (a)	0.67%	0.50%	0.46%		0.20%	0.08%		(0.02)%
Before waivers and fees paid indirectly (a)	0.58%	0.42%	0.40%		0.17%	0.01%		(0.14)%
Portfolio turnover rate	46%	71%	66%		66%	96%		72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$	—#	$0.01	$	—#

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004	2003

Net asset value, beginning of period	$17.56	$16.78	$15.75		$14.59	$13.20		$10.07

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.03		(0.01)†	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.21)	2.27	1.41		1.56	1.41		3.15

Total from investment operations	(2.18)	2.32	1.44		1.55	1.39		3.13

Less distributions:
Dividends from net investment income	—	(0.03)	(0.03)		—	—		—
Distributions from realized gains	—	(1.51)	(0.38)		(0.39)	—		—

Total dividends and distributions	—	(1.54)	(0.41)		(0.39)	—		—

Net asset value, end of period	$15.38	$17.56	$16.78		$15.75	$14.59		$13.20

Total return (b)	(12.46)%	14.08%	9.35%		10.65%	10.53%		31.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,366,272	$2,628,736	$2,250,340		$1,768,738	$1,257,708		$903,595
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%		1.15%	1.15%		1.15%
After waivers and fees paid indirectly (a)	1.15%	1.15%	1.14%		1.14%	1.12%		1.10%
Before waivers and fees paid indirectly (a)	1.23%	1.23%	1.20%		1.17%	1.19%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.41%	0.26%	0.20%		(0.06)%	(0.20)%		(0.32)%
After waivers and fees paid indirectly (a)	0.42%	0.26%	0.21%		(0.05)%	(0.17)%		(0.27)%
Before waivers and fees paid indirectly (a)	0.33%	0.18%	0.15%		(0.08)%	(0.24)%		(0.39)%
Portfolio turnover rate	46%	71%	66%		66%	96%		72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$	—#	$0.01	$	—#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(e)		2007		2006 (e)		2005 (e)		2004(e)	2003

Net asset value, beginning of period	$10.39			$14.37	$14.01		$14.05		$13.09	$9.85

Income (loss) from investment operations:
Net investment income	0.07			0.19	0.08		0.09		0.03	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.18)			(0.42)	1.68		1.51		2.20	3.22

Total from investment operations	(1.11)			(0.23)	1.76		1.60		2.23	3.31

Less distributions:
Dividends from net investment income	—			(0.19)	(0.08)		(0.10)		—	(0.07)
Distributions from realized gains	—			(3.56)	(1.32)		(1.54)		(1.27)	—

Total dividends and distributions	—			(3.75)	(1.40)		(1.64)		(1.27)	(0.07)

Net asset value, end of period	$9.28			$10.39	$14.37		$14.01		$14.05	$13.09

Total return (b)	(10.68)%			(1.29)%	12.76%		11.62%		18.14%	33.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,625			$26,777	$24,186		$16,535		$8,178	$26,522
Ratio of expenses to average net assets:
After waivers (a)	0.75%			0.79%	0.83%		0.79%		0.82%	0.85%
After waivers and fees paid indirectly (a)	0.74%			0.58%	0.82%		0.77%		0.80%	0.79%
Before waivers and fees paid indirectly (a)	0.76%			0.79%	0.83%		0.79%		0.82%	0.85%
Ratio of net investment income to average net assets:
After waivers (a)	1.37%			1.05%	0.53%		0.60%		0.21%	0.75%
After waivers and fees paid indirectly (a)	1.38%			1.26%	0.54%		0.62%		0.23%	0.81%
Before waivers and fees paid indirectly (a)	1.36%			1.05%	0.53%		0.60%		0.21%	0.75%
Portfolio turnover rate	17%			160%	66%		55	%(d)	74%	160%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#		$	—#	$—		$—		$—	$—

Class IB	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(e)		2007		2006 (e)		2005 (e)		2004(e)	2003

Net asset value, beginning of period	$10.31			$14.30	$13.95		$14.00		$13.08	$9.84

Income (loss) from investment operations:
Net investment income	0.05			0.16	0.04		0.05		—#	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.17)			(0.44)	1.67		1.50		2.19	3.22

Total from investment operations	(1.12)			(0.28)	1.71		1.55		2.19	3.28

Less distributions:
Dividends from net investment income	—			(0.15)	(0.04)		(0.06)		—	(0.04)
Distributions from realized gains	—			(3.56)	(1.32)		(1.54)		(1.27)	—

Total dividends and distributions	—			(3.71)	(1.36)		(1.60)		(1.27)	(0.04)

Net asset value, end of period	$9.19			$10.31	$14.30		$13.95		$14.00	$13.08

Total return (b)	(10.86)%			(1.62)%	12.45%		11.31%		17.84%	33.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,358,914			$1,671,712	$1,897,629		$1,730,041		$1,438,673	$1,097,892
Ratio of expenses to average net assets:
After waivers (a)	1.00%			1.04%	1.08%		1.04%		1.07%	1.10%
After waivers and fees paid indirectly (a)	0.99	%(c)		0.83%	1.07	%(c)	1.02%		1.05%	1.04%
Before waivers and fees paid indirectly (a)	1.01%			1.04%	1.08%		1.04%		1.07%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.10%			0.82%	0.27%		0.35%		(0.04)%	0.50%
After waivers and fees paid indirectly (a)	1.11%			1.03%	0.29%		0.37%		(0.02)%	0.56%
Before waivers and fees paid indirectly (a)	1.09%			0.81%	0.27%		0.35%		(0.04)%	0.50%
Portfolio turnover rate	17%			160%	66%		55	%(d)	74%	160%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#		$	—#	$—		$—		$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO(s)(v)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003(e)

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.001	$1.002	$1.003

Income (loss) from investment operations:
Net investment income	0.016	0.048	0.046	0.029	0.012	0.009
Net realized and unrealized gain (loss) on investments	—#	—	—#	—#	(0.001)	—#

Total from investment operations	0.016	0.048	0.046	0.029	0.011	0.009

Less distributions:
Dividends from net investment income	(0.016)	(0.048)	(0.046)	(0.030)	(0.012)	(0.010)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.001	$1.002

Total return (b)	1.57%	4.97%	4.72%	2.85%	1.02%	0.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$879,099	$869,405	$831,695	$737,535	$598,718	$705,877
Ratio of expenses to average net assets (a)	0.45%	0.45%	0.44%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets (a)	3.14%	4.83%	4.65%	2.86%	1.01%	0.82%

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)	2004	2003(e)

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.001	$1.002

Income (loss) from investment operations:
Net investment income	0.014	0.046	0.044	0.027	0.009	0.006
Net realized and unrealized gain (loss) on investments	—#	—	—#	—#	(0.001)	—#

Total from investment operations	0.014	0.046	0.044	0.027	0.008	0.006

Less distributions:
Dividends from net investment income	(0.014)	(0.046)	(0.044)	(0.027)	(0.009)	(0.007)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.001

Total return (b)	1.45%	4.71%	4.46%	2.65%	0.77%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,429,480	$1,199,272	$918,153	$773,184	$774,625	$942,215
Ratio of expenses to average net assets (a)	0.70%	0.70%	0.69%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets (a)	2.87%	4.57%	4.42%	2.61%	0.76%	0.57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO(l)(t)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,				December 13, 2004* to
	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	December 31, 2004 (e)

Net asset value, beginning of period	$6.56		$5.44	$5.05	$4.80	$4.73

Income (loss) from investment operations:
Net investment income	0.01		0.03	0.02	0.02	—#
Net realized and unrealized gain (loss) on investments	(0.45)		1.12	0.39	0.25	0.09

Total from investment operations	(0.44)		1.15	0.41	0.27	0.09

Less distributions:
Dividends from net investment income	—		(0.03)	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$6.12		$6.56	$5.44	$5.05	$4.80

Total return (b)	(6.71)%		21.13%	8.20%	5.71%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,388		$15,661	$10,045	$11,800	$13,837
Ratio of expenses to average net assets:
After waivers (a)	0.90%		0.90%	0.88%	0.83%	0.76	%(c)
After waivers and fees paid indirectly (a)	0.88%		0.88%	0.86%	0.80%	N/A
Before waivers and fees paid indirectly (a)	0.90%		0.90%	0.88%	0.83%	0.76	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.33%		0.47%	0.42%	0.48%	0.47	%(c)
After waivers and fees paid indirectly (a)	0.36%		0.48%	0.43%	0.51%	N/A
Before waivers and fees paid indirectly (a)	0.33%		0.47%	0.42%	0.48%	0.47	%(c)
Portfolio turnover rate	28%		71%	66%	55%	58%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#	$—	$—	$—

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004 (e)		2003 (e)

Net asset value, beginning of period	$6.57		$5.45	$5.06	$4.81	$4.64		$3.98

Income (loss) from investment operations:
Net investment income	—#		0.01	0.01	0.01	0.01		0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.45)		1.12	0.39	0.25	0.18		0.67

Total from investment operations	(0.45)		1.13	0.40	0.26	0.19		0.68

Less distributions:
Dividends from net investment income	—		(0.01)	(0.01)	(0.01)	(0.02)		(0.02)

Net asset value, end of period	$6.12		$6.57	$5.45	$5.06	$4.81		$4.64

Total return (b)	(6.85)%		20.77%	7.91%	5.43%	4.10%		17.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$378,323		$345,467	$274,068	$305,851	$258,854		$265,471
Ratio of expenses to average net assets:
After waivers (a)	1.15%		1.15%	1.13%	1.08%	1.12%		1.03%
After waivers and fees paid indirectly (a)	1.13%		1.13%	1.11%	1.05%	N/A		N/A
Before waivers and fees paid indirectly (a)	1.15%		1.15%	1.13%	1.08%	1.12%		1.03%
Ratio of net investment income to average net assets:
After waivers (a)	0.09%		0.21%	0.17%	0.23%	0.11%		0.34%
After waivers and fees paid indirectly (a)	0.11%		0.22%	0.18%	0.26%	N/A		N/A
Before waivers and fees paid indirectly (a)	0.09%		0.21%	0.17%	0.23%	0.11%		0.34%
Portfolio turnover rate	28%		71%	66%	55%	58%		40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#	$—	$—	$—		$—
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period		$10.95	$10.74		$10.00

Income (loss) from investment operations:
Net investment income		0.11	0.17		0.03
Net realized and unrealized gain (loss) on investments, options written, and foreign currency transactions		(1.78)	0.04		0.73

Total from investment operations		(1.67)	0.21		0.76

Less distributions:
Dividends from net investment income		—	—		(0.02)
Distributions from realized gains		—	—#		—#

Total dividends and distributions		—	—#		(0.02)

Net asset value, end of period		$9.28	$10.95		$10.74

Total return (b)		(15.34)%	1.97%		7.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$376,722	$284,503		$10,797
Ratio of expenses to average net assets:
After waivers (a)		1.05%	1.05%		1.05%
Before waivers (a)		1.10%	1.11%		1.40	%(c)
Ratio of net investment income to average net assets:
After waivers (a)		2.17%	1.56%		0.95%
Before waivers (a)		2.12%	1.50%		0.50%
Portfolio turnover rate		15%	31%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$0.01		$0.01

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period		$10.92	$10.74		$10.00

Income (loss) from investment operations:
Net investment income		0.09	0.16		0.02
Net realized and unrealized gain (loss) on investments, options written, and foreign currency transactions		(1.78)	0.02		0.73

Total from investment operations		(1.69)	0.18		0.75

Less distributions:
Dividends from net investment income		—	—		(0.01)
Distributions from realized gains		—	—#		—#

Total dividends and distributions		—	—#		(0.01)

Net asset value, end of period		$9.23	$10.92		$10.74

Total return (b)		(15.48)%	1.69%		7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$337,700	$406,213		$99,547
Ratio of expenses to average net assets:
After waivers (a)		1.30%	1.30%		1.30%
Before waivers (a)		1.35%	1.36	%(c)	1.65	%(c)
Ratio of net investment income to average net assets:
After waivers (a)		1.84%	1.46%		0.67%
Before waivers (a)		1.78%	1.42%		0.34%
Portfolio turnover rate		15%	31%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$ —#		$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	Year Ended December 31, 2007 (e)		August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$11.48	$11.00		$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.09		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.66)	0.56		1.00

Total from investment operations	(1.53)	0.65		1.01

Less dividends and distributions:
Dividends from net investment income	—	(0.06)		(0.01)
Distributions from realized gains	—	(0.11)		—#

Total dividends and distributions	—	(0.17)		(0.01)

Net asset value, end of period	$9.95	$11.48		$11.00

Total return (b)	(13.33)%	5.94%		10.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,200	$6,248		$4,410
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%		1.10%
Before waivers (a)	1.35%	1.46%		2.25	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.42%	0.74%		0.30%
Before waivers (a)	2.16%	0.38%		(1.11)%
Portfolio turnover rate	15%	22%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.04		$0.05

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)	Year Ended December 31, 2007 (e)		August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$11.48	$10.99		$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.05		—#
Net realized and unrealized gain (loss) on investments and foreign currency	(1.66)	0.58		0.99

Total from investment operations	(1.55)	0.63		0.99

Less distributions:
Dividends from net investment income	—	(0.03)		—
Distributions from realized gains	—	(0.11)		—#

Total dividends and distributions	—	(0.14)		—

Net asset value, end of period	$9.93	$11.48		$10.99

Total return (b)	(13.50)%	5.66%		10.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,674	$131,915		$26,740
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.35%		1.35%
Before waivers (a)	1.60%	1.71	%(c)	2.50	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.05%	0.39%		0.13%
Before waivers (a)	1.80%	(0.04)%		(0.93)%
Portfolio turnover rate	15%	22%		6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.05		$0.04

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)	August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$10.62		$10.81	$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.09	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.09)		0.30	0.86

Total from investment operations	(1.05)		0.39	0.89

Less distributions:
Dividends from net investment income	—		(0.08)	(0.03)
Distributions from net realized gains	—		(0.50)	(0.05)

Total dividends and distributions	—		(0.58)	(0.08)

Net asset value, end of period	$9.57		$10.62	$10.81

Total return (b)	(9.89)%		3.69%	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,086		$5,645	$5,445
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.05%	1.05%
Before waivers and reimbursements (a)	1.55%		1.30%	2.43	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.75%		0.84%	0.92%
Before waivers and reimbursements (a)	0.25%		0.58%	(0.53)%
Portfolio turnover rate	95%		168%	51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.03	$0.05

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)	August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$10.62		$10.81	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.07	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.09)		0.29	0.86

Total from investment operations	(1.07)		0.36	0.88

Less distributions:
Dividends from net investment income	—		(0.05)	(0.02)
Distributions from net realized gains	—		(0.50)	(0.05)

Total dividends and distributions	—		(0.55)	(0.07)

Net asset value, end of period	$9.55		$10.62	$10.81

Total return (b)	(10.08)%		3.42%	8.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,877		$45,942	$13,705
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%	1.30%
Before waivers and reimbursements (a)	1.80	%(c)	1.55%	2.68	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.49%		0.57%	0.67%
Before waivers and reimbursements (a)	(0.02)%		0.32%	(0.67)%
Portfolio turnover rate	95%		168%	51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.03	$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	Year Ended December 31, 2007 (e)		August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$10.55	$10.89		$10.00

Income (loss) from investment operations:
Net investment income	— #	0.04		0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.00)	(0.21)		0.92

Total from investment operations	(1.00)	(0.17)		0.94

Less distributions:
Dividends from net investment income	—	—		(0.02)
Distributions from net realized gains	—	(0.17)		(0.03)

Total dividends and distributions	—	(0.17)		(0.05)

Net asset value, end of period	$9.55	$10.55		$10.89

Total return (b)	(9.48)%	(1.51)%		9.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,866	$6,093		$5,502
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%		1.05%
Before waivers and reimbursements (a)	1.61%	1.38%		2.38	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.07%	0.31%		0.46%
Before waivers and reimbursements (a)	(0.49)%	(0.02)%		(0.96)%
Portfolio turnover rate	68%	137%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.04		$0.05

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)	Year Ended December 31, 2007 (e)		August 31, 2006* to December 31, 2006 (e)

Net asset value, beginning of period	$10.52	$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	—	#	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.00)	(0.20)		0.92

Total from investment operations	(1.01)	(0.20)		0.93

Less distributions:
Dividends from net investment income	—	—		(0.01)
Distributions from net realized gains	—	(0.17)		(0.03)

Total dividends and distributions	—	(0.17)		(0.04)

Net asset value, end of period	$9.51	$10.52		$10.89

Total return (b)	(9.60)%	(1.78)%		9.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,472	$74,604		$16,994
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%	1.30%		1.30%
Before waivers and reimbursements (a)	1.86%	1.63	%(c)	2.63	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.18)%	—	%‡‡	0.21%
Before waivers and reimbursements (a)	(0.74)%	(0.36)%		(1.06)%
Portfolio turnover rate	68%	137%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.03	$0.04		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	March 30, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$10.53	$10.06

Income from investment operations:
Net investment income	0.20	0.34
Net realized and unrealized gain on investments, options written, futures, and foreign currency transactions	0.30	0.51

Total from investment operations	0.50	0.85

Less distributions:
Dividends from net investment income	—	(0.29)
Distributions from realized gains	—	(0.09)

Total dividends and distributions	—	(0.38)

Net asset value, end of period	$11.03	$10.53

Total return (b)	4.75%	8.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,044,145	$705,347
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.65%
Before waivers (a)	0.67%	0.69%
Ratio of net investment income to average net assets:
After waivers (a)	3.60%	4.45%
Before waivers (a)	3.59%	4.40%
Portfolio turnover rate	519%	1,088%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$ —#

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004	2003(e)

Net asset value, beginning of period	$10.54	$9.76		$10.14	$10.31	$10.33		$10.19

Income (loss) from investment operations:
Net investment income	0.18	0.43		0.43	0.34	0.20		0.24
Net realized and unrealized gain (loss) on investments, options written, futures, and foreign currency transactions	0.30	0.70		(0.41)	(0.26)	0.29		0.31

Total from investment operations	0.48	1.13		0.02	0.08	0.49		0.55

Less distributions:
Dividends from net investment income	—	(0.26)		(0.35)	(0.22)	(0.21)		(0.25)
Distributions from realized gains	—	(0.09)		(0.05)	(0.03)	(0.30)		(0.16)

Total dividends and distributions	—	(0.35)		(0.40)	(0.25)	(0.51)		(0.41)

Net asset value, end of period	$11.02	$10.54		$9.76	$10.14	$10.31		$10.33

Total return (b)	4.55%	11.43%		0.44%	0.77%	4.78%		5.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,019,900	$584,940		$375,504	$217,873	$60,511		$51,752
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%		0.70%	0.65%	0.65%		0.65%
Before waivers (a)	0.92%	0.94	%(c)	0.95%	0.96%	1.00%		0.82%
Ratio of net investment income to average net assets:
After waivers (a)	3.35%	4.27%		4.20%	3.31%	2.04%		2.26%
Before waivers (a)	3.33%	4.21%		3.95%	3.00%	1.69%		2.09%
Portfolio turnover rate	519%	1,088%		1,040%	1,249%	396%		364%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01		$0.03	$0.03	$0.04	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,			June 9, 2005* to
	(Unaudited)(e)	2007 (e)	2006 (e)		December 31, 2005 (e)

Net asset value, beginning of period	$10.09	$9.98	$9.94		$10.02

Income (loss) from investment operations:
Net investment income	0.22	0.46	0.43		0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)	0.09	(0.01)		(0.33)

Total from investment operations	0.15	0.55	0.42		0.05

Less distributions:
Dividends from net investment income	—	(0.44)	(0.38)		(0.13)
Distributions from realized gains	—	—	—		—#

Total dividends and distributions	—	(0.44)	(0.38)		(0.13)

Net asset value, end of period	$10.24	$10.09	$9.98		$9.94

Total return (b)	1.49%	5.56%	4.22%		0.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,555,008	$2,131,300	$1,781,319		$1,219,936
Ratio of expenses to average net assets:
After waivers (a)	0.55%	0.58%	0.54%		0.40	%(c)
Before waivers (a)	0.55%	0.58%	0.54%		0.51	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.26%	4.52%	4.21%		3.76	%(c)
Before waivers (a)	4.26%	4.52%	4.21%		3.65	%(c)
Portfolio turnover rate	230%	134%	101%		52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—		$0.01

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,						May 1, 2003* to December 31, 2003 (e)
	(Unaudited)(e)	2007 (e)	2006(e)		2005 (e)		2004

Net asset value, beginning of period	$10.10	$9.99	$9.95		$9.92		$9.98		$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.44	0.40		0.28		0.23		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)	0.09	(0.01)		(0.14)		(0.06)		(0.04)

Total from investment operations	0.14	0.53	0.39		0.14		0.17		0.11

Less distributions:
Dividends from net investment income	—	(0.42)	(0.35)		(0.11)		(0.23)		(0.13)
Distributions from realized gains	—	—	—		—#		—		—

Total dividends and distributions	—	(0.42)	(0.35)		(0.11)		(0.23)		(0.13)

Net asset value, end of period	$10.24	$10.10	$9.99		$9.95		$9.92		$9.98

Total return (b)	1.39%	5.28%	3.95%		1.38%		1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132,965	$110,923	$85,346		$36,314		$13,442		$9,767
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.83%	0.79	%(c)	0.65	%(c)	0.65%		0.65%
Before waivers (a)	0.80%	0.83%	0.79	%(c)	0.76	%(c)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers (a)	4.01%	4.28%	3.97%		3.51	%(c)	2.55%		2.54%
Before waivers (a)	4.01%	4.28%	3.97%		3.40	%(c)	1.98%		2.47%
Portfolio turnover rate	230%	134%	101%		52%		36%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—		$0.01		$0.06	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)	2004	2003 (e)

Net asset value, beginning of period	$11.61	$13.01	$11.68		$11.87	$10.47	$7.19

Income (loss) from investment operations:
Net investment income	0.06	0.18	0.15		0.13	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.13)	(0.43)	1.94		0.40	1.79	3.26

Total from investment operations	(1.07)	(0.25)	2.09		0.53	1.87	3.33

Less distributions:
Dividends from net investment income	—	(0.21)	(0.13)		(0.12)	(0.09)	(0.05)
Distributions from realized gains	—	(0.94)	(0.63)		(0.60)	(0.38)	—

Total dividends and distributions	—	(1.15)	(0.76)		(0.72)	(0.47)	(0.05)

Net asset value, end of period	$10.54	$11.61	$13.01		$11.68	$11.87	$10.47

Total return (b)	(9.22)%	(1.55)%	17.98%		4.50%	17.97%	46.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,918	$130,825	$380,834		$24,343	$18,361	$7,462
Ratio of expenses to average net assets (a)	0.42%	0.39%	0.38	%(c)	0.33%	0.38%	0.60%
Ratio of net investment income to average net assets (a)	1.09%	1.36%	1.17%		1.09%	0.94%	0.75%
Portfolio turnover rate	28%	32%	26%		26%	21%	32%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class IB	(Unaudited)(e)	2007(e)	2006 (e)		2005 (e)	2004	2003 (e)

Net asset value, beginning of period	$11.61	$13.01	$11.68		$11.87	$10.47	$7.19

Income (loss) from investment operations:
Net investment income	0.05	0.14	0.11		0.10	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.13)	(0.42)	1.94		0.40	1.77	3.26

Total from investment operations	(1.08)	(0.28)	2.05		0.50	1.84	3.30

Less distributions:
Dividends from net investment income	—	(0.18)	(0.09)		(0.09)	(0.06)	(0.02)
Distributions from realized gains	—	(0.94)	(0.63)		(0.60)	(0.38)	—

Total dividends and distributions	—	(1.12)	(0.72)		(0.69)	(0.44)	(0.02)

Net asset value, end of period	$10.53	$11.61	$13.01		$11.68	$11.87	$10.47

Total return (b)	(9.30)%	(1.82)%	17.68%		4.24%	17.67%	45.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$587,596	$669,947	$687,050		$517,538	$480,368	$319,634
Ratio of expenses to average net assets (a)	0.67%	0.64%	0.63	%(c)	0.58%	0.63%	0.85%
Ratio of net investment income to average net assets (a)	0.90%	1.04%	0.87%		0.84%	0.69%	0.50%
Portfolio turnover rate	28%	32%	26%		26%	21%	32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (g)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	May 16, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$21.45	$22.76

Income (loss) from investment operations:
Net investment income	0.05	0.09
Net realized and unrealized loss on investments and foreign currency transactions	(2.04)	(0.09)

Total from investment operations	(1.99)	—#

Less distributions:
Dividends from net investment income	—	(0.07)
Distributions from realized gains	—	(1.24)

Total dividends and distributions	—	(1.31)

Net asset value, end of period	$19.46	$21.45

Total return (b)	(9.28)%	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,555	$1,219
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.90%	0.62%
Before waivers and fees paid indirectly (a)	0.93%	0.93%
Ratio of net investment income to average net assets:
After waivers (a)	0.50%	0.33%
After waivers and fees paid indirectly (a)	0.50%	0.61%
Before waivers and fees paid indirectly (a)	0.46%	0.30%
Portfolio turnover rate	24%	169%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$ —#

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)		2006 (e)	2005 (e)	2004		2003(e)

Net asset value, beginning of period	$21.44	$21.20		$22.09	$21.25		$18.72		$12.24

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.02		(0.13)	(0.17)		(0.17)		(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.02)	1.48		(0.76)	1.01		2.70		6.59

Total from investment operations	(2.01)	1.50		(0.89)	0.84		2.53		6.48

Less distributions:
Dividends from net investment income	—	(0.02)		—	—		—		—
Distributions from realized gains	—	(1.24)		—	—		—		—

Total dividends and distributions	—	(1.26)		—	—		—		—

Net asset value, end of period	$19.43	$21.44		$21.20	$22.09		$21.25		$18.72

Total return (b)	(9.38)%	7.19%		(3.98)%	3.95%		13.51%		52.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$532,659	$590,564		$246,130	$302,413		$285,682		$282,945
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%		1.15%	1.13%		1.15%		1.08%
After waivers and fees paid indirectly (a)	1.15%	0.87	%(c)	1.15%	1.13%		1.14%		1.06%
Before waivers and fees paid indirectly (a)	1.18%	1.18	%(c)	1.18%	1.13%		1.17%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.08%	(0.10)%		(0.60)%	(0.84)%		(0.85)%		(0.72)%
After waivers and fees paid indirectly (a)	0.08%	0.10%		(0.60)%	(0.84)%		(0.84)%		(0.70)%
Before waivers and fees paid indirectly (a)	0.05%	(0.14)%		(0.62)%	(0.84)%		(0.87)%		(0.72)%
Portfolio turnover rate	24%	169%		40%	15%		18%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$0.01		$0.01	$—	$	—#	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period		$10.93	$10.79		$10.00

Income (loss) from investment operations:
Net investment income		0.16	0.09		0.03
Net realized and unrealized gain (loss) on investments and foreign currency translations		(1.72)	0.16		0.78

Total from investment operations		(1.56)	0.25		0.81

Less distributions:
Dividends from net investment income		—	(0.08)		(0.02)
Distributions from realized gains		—	(0.03)		—

Total dividends and distributions		—	(0.11)		(0.02)

Net asset value, end of period		$9.37	$10.93		$10.79

Total return (b)		(14.27)%	2.36%		8.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$412,664	$274,235		$1,621
Ratio of expenses to average net assets:
After waivers (a)		1.10%	1.10%		1.10%
After waivers, and fees paid indirectly (a)		1.10%	1.10%		1.10%
Before waivers and fees paid indirectly (a)		1.11%	1.15%		1.59	%(c)
Ratio of net investment income to average net assets:
After waivers (a)		3.15%	0.76%		1.03%
After waivers, and fees paid indirectly (a)		3.15%	0.76%		1.03%
Before waivers and fees paid indirectly (a)		3.14%	0.72%		0.10%
Portfolio turnover rate		4%	5%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$0.01		$0.03

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31, 2007 (e)		September 15, 2006* to December 31, 2006 (e)

Net asset value, beginning of period		$10.93	$10.79		$10.00

Income (loss) from investment operations:
Net investment income		0.13	0.12		0.02
Net realized and unrealized gain (loss) on investments and foreign currency translations		(1.70)	0.10		0.78

Total from investment operations		(1.57)	0.22		0.80

Less distributions:
Dividends from net investment income		—	(0.05)		(0.01)
Distributions from realized gains		—	(0.03)		—

Total dividends and distributions		—	(0.08)		(0.01)

Net asset value, end of period		$9.36	$10.93		$10.79

Total return (b)		(14.36)%	2.09%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$258,367	$319,465		$74,947
Ratio of expenses to average net assets:
After waivers (a)		1.35%	1.35%		1.35%
After waivers, and fees paid indirectly (a)		1.35%	1.35%		1.35%
Before waivers and fees paid indirectly (a)		1.36%	1.40	%(c)	1.84	%(c)
Ratio of net investment income to average net assets:
After waivers (a)		2.71%	1.08%		0.50%
After waivers, and fees paid indirectly (a)		2.71%	1.08%		0.50%
Before waivers and fees paid indirectly (a)		2.70%	1.04%		0.03%
Portfolio turnover rate		4%	5%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$ —#		$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)	2005 (e)		2004	2003(e)

Net asset value, beginning of period	$6.84	$6.82	$6.02		$5.56	$4.99		$3.95

Income (loss) from investment operations:
Net investment income	0.03	0.06	0.05		0.04	0.05		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.83)	0.02	0.80		0.46	0.61		1.04

Total from investment operations	(0.80)	0.08	0.85		0.50	0.66		1.08

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)		(0.04)	(0.09)		(0.04)

Net asset value, end of period	$6.04	$6.84	$6.82		$6.02	$5.56		$4.99

Total return (b)	(11.70)%	1.14%	14.10%		8.98%	13.28%		27.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$177,839	$217,397	$212,510		$169,785	$132,682		$127,894
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%		1.05%	1.05%		1.03%
After waivers and fees paid indirectly (a)	1.03%	1.04%	1.03%		1.04%	N/A		N/A
Before waivers and fees paid indirectly (a)	1.18%	1.16%	1.14%		1.11%	1.16%		1.03%
Ratio of net investment income to average net assets:
After waivers (a)	0.95%	0.80%	0.77%		0.74%	0.91%		0.84%
After waivers and fees paid indirectly (a)	0.97%	0.81%	0.79%		0.75%	N/A		N/A
Before waivers and fees paid indirectly (a)	0.82%	0.69%	0.68%		0.68%	0.80%		0.84%
Portfolio turnover rate	31%	32%	35%		44%	40%		119%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$0.01	$0.01	$	—#	$0.01	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31,			April 29, 2005* to December 31, 2005 (e)
			2007 (e)		2006 (e)

Net asset value, beginning of period		$10.86	$11.76		$10.43	$10.00

Income (loss) from investment operations:
Net investment income		0.11	0.22		0.23	0.13
Net realized and unrealized gain (loss) on investments		(1.94)	(0.49)		1.46	0.41

Total from investment operations		(1.83)	(0.27)		1.69	0.54

Less distributions:
Dividends from net investment income		—	(0.22)		(0.18)	(0.09)
Distributions from realized gains		—	(0.41)		(0.18)	(0.02)

Total dividends and distributions		—	(0.63)		(0.36)	(0.11)

Net asset value, end of period		$9.03	$10.86		$11.76	$10.43

Total return (b)		(16.85)%	(2.32)%		16.27%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$1,065	$770		$122	$105
Ratio of expenses to average net assets:
After waivers (a)		0.75%	0.75%		0.75%	0.75%
After waiver, and fees paid indirectly (a)		0.74%	0.74%		0.74%	0.74%
Before waivers and fees paid indirectly (a)		0.81%	0.80%		0.81%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)		2.12%	1.82	%(c)	2.06%	1.97%
After waiver, and fees paid indirectly (a)		2.12%	1.82	%(c)	2.07%	1.98%
Before waivers and fees paid indirectly (a)		2.06%	1.77	%(c)	2.00%	1.76%
Portfolio turnover rate		14%	23%		23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$0.01		$0.01	$0.01

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)		Year Ended December 31,		April 29, 2005* to December 31, 2005 (e)
			2007 (e)	2006 (e)

Net asset value, beginning of period		$10.87	$11.77	$10.44	$10.00

Income (loss) from investment operations:
Net investment income		0.09	0.20	0.20	0.12
Net realized and unrealized gain (loss) on investments		(1.93)	(0.50)	1.46	0.40

Total from investment operations		(1.84)	(0.30)	1.66	0.52

Less distributions:
Dividends from net investment income		—	(0.19)	(0.15)	(0.06)
Distributions from realized gains		—	(0.41)	(0.18)	(0.02)

Total dividends and distributions		—	(0.60)	(0.33)	(0.08)

Net asset value, end of period		$9.03	$10.87	$11.77	$10.44

Total return (b)		(16.93)%	(2.57)%	15.97%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$265,840	$319,390	$291,204	$113,526
Ratio of expenses to average net assets:
After waivers (a)		1.00%	1.00%	1.00%	1.00%
After waiver, and fees paid indirectly (a)		0.99%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly (a)		1.06%	1.05%	1.06%	1.21%
Ratio of net investment income to average net assets:
After waivers (a)		1.84%	1.62%	1.77%	1.72%
After waiver, and fees paid indirectly (a)		1.85%	1.62%	1.78%	1.73%
Before waivers and fees paid indirectly (a)		1.78%	1.57%	1.71%	1.51%
Portfolio turnover rate		14%	23%	23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$	—#	$0.01	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)	2004	2003

Net asset value, beginning of period	$18.85	$16.23	$12.87		$10.06	$8.20		$5.29

Income (loss) from investment operations:
Net investment income	0.05	0.05	0.04		0.09	0.05		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.12)	6.50	4.70		3.23	1.89		2.91

Total from investment operations	(3.07)	6.55	4.74		3.32	1.94		2.98

Less distributions:
Dividends from net investment income	—	—	(0.10)		(0.09)	(0.08)		(0.07)
Distributions from realized gains	—	(3.93)	(1.28)		(0.42)	—		—

Total dividends and distributions	—	(3.93)	(1.38)		(0.51)	(0.08)		(0.07)

Net asset value, end of period	$15.78	$18.85	$16.23		$12.87	$10.06		$8.20

Total return (b)	(16.46)%	42.42%	37.41%		33.04%	24.01%		56.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$927,871	$1,016,346	$619,212		$162,519	$4,592		$995
Ratio of expenses to average net assets:
After waivers (a)	1.39%	1.39%	1.49	%(c)	1.55%	1.55%		1.55%
After waivers and fees paid indirectly (a)	1.39%	1.39%	1.47	%(c)	1.53%	1.50%		1.53%
Before waivers and fees paid indirectly (a)	1.39%	1.39%	1.49	%(c)	1.55%	1.55%		1.55%
Ratio of net investment income to average net assets:
After waivers (a)	0.60%	0.25%	0.22%		0.69%	0.75%		1.33%
After waivers and fees paid indirectly (a)	0.60%	0.25%	0.24%		0.71%	0.80%		1.35%
Before waivers and fees paid indirectly (a)	0.60%	0.25%	0.22%		0.69%	0.75%		1.33%
Portfolio turnover rate	51%	101%	69%		52%	57%		81%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—		$—	$—	$	—#

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,
	(Unaudited)(e)	2007 (e)	2006 (e)		2005 (e)	2004	2003

Net asset value, beginning of period	$18.79	$16.22	$12.87		$10.06	$8.19		$5.28

Income (loss) from investment operations:
Net investment income	0.03	—	0.03		0.05	0.04		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.11)	6.50	4.66		3.25	1.89		2.91

Total from investment operations	(3.08)	6.50	4.69		3.30	1.93		2.96

Less distributions:
Dividends from net investment income	—	—	(0.06)		(0.07)	(0.06)		(0.05)
Distributions from realized gains	—	(3.93)	(1.28)		(0.42)	—		—

Total dividends and distributions	—	(3.93)	(1.34)		(0.49)	(0.06)		(0.05)

Net asset value, end of period	$15.71	$18.79	$16.22		$12.87	$10.06		$8.19

Total return (b)	(16.58)%	41.98%	37.07%		32.84%	23.58%		56.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,344,235	$2,838,075	$1,849,522		$1,140,481	$615,499		$389,893
Ratio of expenses to average net assets:
After waivers (a)	1.64%	1.64%	1.74	%(c)	1.80%	1.80%		1.80%
After waivers and fees paid indirectly (a)	1.64%	1.64%	1.72	%(c)	1.78%	1.75%		1.78%
Before waivers and fees paid indirectly (a)	1.64%	1.64%	1.74	%(c)	1.80%	1.80%		1.80%
Ratio of net investment income to average net assets:
After waivers (a)	0.31%	0.01%	0.17%		0.44%	0.50%		1.08%
After waivers and fees paid indirectly (a)	0.31%	0.01%	0.19%		0.46%	0.55%		1.10%
Before waivers and fees paid indirectly (a)	0.31%	0.01%	0.17%		0.44%	0.50%		1.08%
Portfolio turnover rate	51%	101%	69%		52%	57%		81%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—		$—	$—	$	—#
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005* to December 31, 2005 (e)
	(Unaudited)(e)	2007 (e)		2006 (e)

Net asset value, beginning of period	$15.73	$13.58		$12.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.17		0.05	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.48)	2.88		1.14	2.52

Total from investment operations	(1.45)	3.05		1.19	2.51

Less Distributions:
Dividends from net investment income	—	(0.08)		(0.05)	—
Distributions from realized gains	—	(0.82)		(0.07)	—

Total dividends and distributions	—	(0.90)		(0.12)	—

Net asset value, end of period	$14.28	$15.73		$13.58	$12.51

Total return (b)	(9.22)%	22.74%		9.50%	25.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,049	$62,728		$137	$125
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%		0.80%	0.80%
After waivers and fees paid indirectly (a)	0.79%	0.79%		0.76%	0.77%
Before waivers and fees paid indirectly (a)	0.85%	0.85%		0.90%	1.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.35%	1.07%		0.38%	(0.12)%
After waivers and fees paid indirectly (a)	0.36%	1.07%		0.41%	(0.09)%
Before waivers and fees paid indirectly (a)	0.30%	1.01%		0.27%	(0.77)%
Portfolio turnover rate	16%	55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$0.01		$0.01	$0.05

Class IB	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005* to December 31, 2005 (e)
	(Unaudited)(e)	2007 (e)		2006 (e)

Net asset value, beginning of period	$15.70	$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—#	0.06		0.01	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.47)	2.93		1.15	2.51

Total from investment operations	(1.47)	2.99		1.16	2.48

Less Distributions:
Dividends from net investment income	—	(0.03)		(0.01)	—
Distributions from realized gains	—	(0.82)		(0.07)	—

Total dividends and distributions	—	(0.85)		(0.08)	—

Net asset value, end of period	$14.23	$15.70		$13.56	$12.48

Total return (b)	(9.36)%	22.38%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$415,496	$378,803		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	1.04%	1.04	%(c)	1.01%	1.02%
Before waivers and fees paid indirectly (a)	1.10%	1.10	%(c)	1.15%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.04%	0.39%		0.06%	(0.37)%
After waivers and fees paid indirectly (a)	0.05%	0.41%		0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	(0.01)%	0.33%		(0.04)%	(1.02)%
Portfolio turnover rate	16%	55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$ —#	$0.01		$0.01	$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2008 (Unaudited)(e)	July 2, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$8.22	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.09
Net realized and unrealized loss on investments and foreign currency transactions	(0.59)	(1.74)

Total from investment operations	(0.37)	(1.65)

Less Distributions:
Dividends from net investment income	—	(0.08)
Distributions from realized gains	—	(0.05)

Total dividends and distributions	—	(0.13)

Net asset value, end of period	$7.85	$8.22

Total return (b)	(4.50)%	(16.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123,289	$137,052
Ratio of expenses to average net assets:
After waivers (a)	1.01%	1.01%
After waivers and fees paid indirectly (a)	1.01%	1.01%
Before waivers and fees paid indirectly (a)	1.04%	1.11%
Ratio of net investment income to average net assets:
After waivers (a)	5.24%	2.09%
After waivers and fees paid indirectly (a)	5.24%	2.09%
Before waivers and fees paid indirectly (a)	5.20%	2.00%
Portfolio turnover rate	19%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#

Class IB	Six Months Ended June 30, 2008 (Unaudited)(e)	July 2, 2007* to December 31, 2007 (e)

Net asset value, beginning of period	$8.22	$10.00

Income (loss) from investment operations:
Net investment income	0.21	0.09
Net realized and unrealized loss on investments and foreign currency transactions	(0.59)	(1.75)

Total from investment operations	(0.38)	(1.66)

Less Distributions:
Dividends from net investment income	—	(0.07)
Distributions from realized gains	—	(0.05)

Total dividends and distributions	—	(0.12)

Net asset value, end of period	$7.84	$8.22

Total return (b)	(4.62)%	(16.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$567,488	$592,541
Ratio of expenses to average net assets:
After waivers (a)	1.26%	1.26%
After waivers and fees paid indirectly (a)	1.26%	1.26%
Before waivers and fees paid indirectly (a)	1.29%	1.36	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	5.00%	1.96%
After waivers and fees paid indirectly (a)	5.00%	1.96%
Before waivers and fees paid indirectly (a)	4.96%	1.91%
Portfolio turnover rate	19%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of Operations.

**	Prior to December 31, 2004, these ratios and per share amounts were not provided.

****	Prior to December 31, 2007, these ratios were not provided.

†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#	Per share amount is less than $0.01.

‡	Amount is less than 1%.

‡‡	Amount is less than 0.01%.

(a)	Ratios for periods less than one year are annualized.

(b)	Total returns for periods less than one year are not annualized.

(c)	Reflects overall fund ratios for investment income and non-class specific expense.

(d)	Reflects purchases and sales from change in investment strategy.

(e)	Net investment income and capital changes per share are based on average shares outstanding.

(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.

(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.

(l)	On February 28, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the Enterprise Balanced Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.

(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.

(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.

(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Marsico Focus Portfolio.

(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.

(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.

(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.

(u)	On September 9, 2005, this Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio.

The information from January 1, 2002 through December 31, 2004 is that of the predecessor EQ/Enterprise Managed Portfolio. Information for the year ended December 31, 2005 includes the results of the operations of the predecessor EQ/Enterprise Managed Portfolio from January 1, 2005 through September 9, 2005.

(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.

(w)	Includes dividend expense.

(x)	Effective May 1, 2007, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses).

(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.

(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

Note 1 Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company with sixty diversified portfolios and four non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Marsico Focus Portfolio, EQ/Legg Mason Value Equity Portfolio, and the EQ/Van Kampen Real Estate Portfolio.

On January 2, 2008, AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA contributed $200,000 in seed capital, split evenly between Class IA and Class IB of each of the following new portfolios: Crossings Conservative Allocation Portfolio, Crossings Conservative-Plus Allocation Portfolio, Crossings Moderate Allocation Portfolio, Crossings Moderate-Plus Allocation Portfolio, and Crossings Aggressive Allocation Portfolio (each a “Crossings Portfolio”; together, the “Crossings Portfolios”).

On April 25, 2007, AXA Equitable contributed $200,000 in seed capital to EQ/Franklin Templeton Founding Strategy Portfolio. Additionally on July 2, 2007, AXA Equitable contributed $200,000 in seed capital to EQ/Van Kampen Real Estate Portfolio. The seed capital for each portfolio was split evenly between Class IA and Class IB shares.

On March 30, 2007, AXA Equitable contributed $100,000 in seed capital to Class IA of the EQ/ PIMCO Real Return Portfolio. Additionally on May 16, 2007, AXA Equitable contributed $100 in seed capital to Class IA of the EQ/TCW Equity Portfolio (now known as the EQ/T. Rowe Price Growth Stock Portfolio). Additionally on June 8, 2007, AXA Equitable contributed $100,000 in seed capital to Class IA of the EQ/GAMCO Mergers & Acquisitions Portfolio and on June 15, 2007, AXA Equitable contributed $100,000 in seed capital to Class IA of the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

The All Asset Allocation Portfolio is a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable and other investment companies.

The EQ/Franklin Templeton Founding Strategy Portfolio and the Crossings Portfolios are types of mutual funds often described as “fund of funds.” The Portfolios pursue their investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

The EQ/International ETF Portfolio is a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other investment companies.

The EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, and EQ/Mid Cap Value PLUS Portfolio (each a “PLUS Portfolio”; together, the “PLUS Portfolios”) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2008, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio. In addition, as of and during the six months ended June 30, 2008, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401k Plan. The AXA Equitable 401k Plan is the primary shareholder of Class IA for EQ/Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. AXA Equitable is the primary shareholder of shares for the EQ/International ETF Portfolio.

The investment objectives of each Portfolio are as follows:

All Asset Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Franklin Templeton Founding Strategy Portfolio — Primarily seeks capital appreciation and secondarily income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

Crossings Conservative Allocation Portfolio — Seeks a high level of current income.

Crossings Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

Crossings Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

Crossings Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Crossings Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

EQ/AllianceBernstein Common Stock Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable)) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Intermediate Government Securities Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/AllianceBernstein International Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Large Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Quality Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Value Portfolio (advised by AllianceBernstein) — Seeks to achieve capital appreciation.

EQ/Ariel Appreciation II Portfolio (advised by Ariel Capital Management, LLC) — Seeks to achieve long-term capital appreciation.

EQ/AXA Rosenberg Value Long/Short Equity Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable)) — Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

EQ/BlackRock Basic Value Equity Portfolio (advised by BlackRock Investment Management LLC) — Seeks to achieve capital appreciation and, secondarily, income.

EQ/BlackRock International Value Portfolio (advised by BlackRock Investment Management International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/Bond Index Portfolio (advised by Standish Mellon Asset Management Company LLC) — Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers U.S. Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers U.S. Aggregate Bond Index.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen International Bond Portfolio (advised by Evergreen Investment Management Company, LLC (“Evergreen”) and First International Fund Advisers dba “Evergreen International Advisors”) — Seeks capital growth and current income.

EQ/Evergreen Omega Portfolio (advised by Evergreen) — Seeks to achieve long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company) — Seeks long-term growth of capital.

EQ/Franklin Income Portfolio (advised by Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

EQ/Franklin Small Cap Value Portfolio (advised by Franklin Advisory Services, LLC) — Seeks to achieve long-term total return.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”))— Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Government Securities Portfolio (advised by BlackRock Financial Management, Inc. (“BlackRock”)) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/International Core PLUS Portfolio (formerly MarketPLUS International Core Portfolio) (advised by AXA Equitable, Wentworth Hauser and Violich, Inc., and Mellon Capital Management Corporation (“Mellon”)) — Seeks to achieve long-term growth of capital.

EQ/International Growth Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to achieve capital appreciation.

EQ/JPMorgan Core Bond Portfolio (advised by JPMorgan Investment Management Inc. (“JPMorgan”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JPMorgan Value Opportunities Portfolio (advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core PLUS Portfolio (formerly MarketPLUS Large Cap Core Portfolio) (advised by AXA Equitable, Institutional Capital LLC, and Mellon) — Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income (i.e. moderate income).

EQ/Large Cap Growth PLUS Portfolio (formerly MarketPLUS Large Cap Growth Portfolio) (advised by AXA Equitable, Marsico Capital Management, LLC (“Marsico”) and Mellon) — Seeks to provide long-term capital growth.

EQ/Legg Mason Value Equity Portfolio (advised by Legg Mason Capital Management, Inc.) — Seeks to achieve long-term growth of capital.

EQ/Long Term Bond Portfolio (advised by BlackRock) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Seeks to achieve capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Seeks to achieve capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico) — Seeks to achieve long-term growth of capital.

EQ/Mid Cap Value PLUS Portfolio (formerly MarketPLUS Mid Cap Value Portfolio) (advised by AXA Equitable, Wellington Management Company, LLP, and Mellon) — Seeks to achieve long-term capital appreciation.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ/Mutual Shares Portfolio (advised by Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation which may occasionally be short-term, and, secondarily, income.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks to achieve capital appreciation.

EQ/Oppenheimer Main Street Opportunity Portfolio (advised by Oppenheimer) — Seeks to achieve long-term capital appreciation.

EQ/Oppenheimer Main Street Small Cap Portfolio (advised by Oppenheimer) — Seeks capital appreciation.

EQ/PIMCO Real Return Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks to achieve maximum real return consistent with preservation of real capital and prudent investment management.

EQ/Short Duration Bond Portfolio (advised by BlackRock) — Seeks to achieve current income with reduced volatility of principal.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/T. Rowe Price Growth Stock Portfolio (advised by T. Rowe Price Associates, Inc. (“T. Rowe”)) — Seeks to achieve long-term capital appreciation and secondarily income.

EQ/Templeton Growth Portfolio (advised by Templeton Global Advisors Limited) — Seeks to achieve long-term capital growth.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Seeks to achieve capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (advised by MSIM) — Seeks to achieve long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Seeks to achieve capital growth.

EQ/Van Kampen Real Estate Portfolio (advised by MSIM) — Seeks to provide above average current income and long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price (except for securities sold short that are valued at the closing price or the mean of the latest available ask and bid price). Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above. In addition, underlying investment companies traded on a securities exchange in the All Asset Allocation Portfolio are valued based on the official closing price on the date of valuation.

Investments in the EQ/Franklin Templeton Founding Strategy Portfolio are valued based on the net asset value per share of each underlying open-end fund which follow the policies as described above.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its net

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2007 and December 31, 2006, were as follows:

	Year Ended December 31, 2007				Year Ended December 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Allocation	$11,636,535	$4,171,948	$—	$1,203,649	$13,992,468	$—	$28	$—
EQ/Franklin Templeton Founding Strategy	11,183,083	51,188	—	2,072	—	—	—	—
EQ/International ETF	283,316	6,092	93,607	3,941	68,354	—	23,866	—
EQ/AllianceBernstein Common Stock	103,712,060	—	535,398	—	128,571,275	—	—	—
EQ/AllianceBernstein Intermediate Government Securities	30,463,169	—	—	—	28,948,851	—	—	—
EQ/AllianceBernstein International	51,473,492	231,361,291	4,235,577	44,047,591	40,897,308	199,218,339	2,629,191	69,426,639
EQ/AllianceBernstein Large Cap Growth	—	—	—	—	—	—	—	—
EQ/AllianceBernstein Quality Bond	103,884,894	—	169,164	—	85,778,671	—	1,137,348	—
EQ/AllianceBernstein Small Cap Growth	26,009,588	163,108,053	1,450,282	—	—	99,884,021	—	24,581,426
EQ/AllianceBernstein Value	124,184,464	475,958,002	—	—	67,243,294	235,737,926	9,172,428	47,121,252
EQ/Ariel Appreciation II	434,885	293,471	5,534	194,002	300,320	9,355	185,194	107,097
EQ/AXA Rosenberg Value Long/Short Equity	3,529,004	—	328,646	—	4,803,199	—	422,887	—
EQ/BlackRock Basic Value Equity	70,673,815	301,170,436	498,566	17,653,339	96,145,550	133,324,014	450,717	11,033,600
EQ/BlackRock International Value	119,359,345	236,212,207	32,238,273	26,258,283	72,280,645	78,598,005	2,844,760	2,680,924
EQ/Bond Index	1,993,606	—	14,682	—	1,893,334	25,612	16,496	—
EQ/Boston Advisors Equity Income	14,691,693	25,726,960	3,359,693	4,311,654	9,235,182	18,231,519	1,801,755	3,973,151
EQ/Calvert Socially Responsible	232,365	4,489,928	3,229	1,147,113	—	885,471	—	375,323
EQ/Capital Guardian Growth	—	—	57,889	—	636,733	—	577	—
EQ/Capital Guardian Research	9,542,988	32,952,321	—	26,194,526	5,848,676	—	71,480	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

	Year Ended December 31, 2007				Year Ended December 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Caywood-Scholl High Yield Bond	$15,664,921	$—	$119,818	$—	$10,473,947	$—	$—	$—
EQ/Davis New York Venture	4,369,117	23,508	—	—	114,283	—	—	—
EQ/Equity 500 Index	57,958,452	99,420,121	3,877,781	12,178,156	52,033,224	111,663,750	—	—
EQ/Evergreen International Bond	19,869,267	—	11,296,013	—	1,598,406	—	386,693	—
EQ/Evergreen Omega	2,784,980	8,941,402	—	2,807,194	4,003,840	14,637,409	849,004	117,580
EQ/FI Mid Cap	157,360,905	68,773,741	373,466	13,819,227	48,536,076	56,339,263	16,796,084	34,531,518
EQ/Franklin Income	31,802,138	175,190	603,047	—	817,938	—	330,065	—
EQ/Franklin Small Cap Value	2,887,530	—	—	—	27,560	—	10,027	—
EQ/GAMCO Mergers and Acquisitions	7,378,724	1,367,087	1,980,169	689,601	4,634,502	285,452	562,238	54,743
EQ/GAMCO Small Company Value	11,524,271	41,365,251	2,750,072	27,352,055	9,106,216	31,487,447	115,683	4,367,283
EQ/Government Securities	3,463,116	—	—	—	3,942,731	—	—	—
EQ/International Core PLUS	65,504,985	312,019,420	14,124,570	17,275,993	19,433,984	80,391,887	622,470	10,171,945
EQ/International Growth	3,122,888	10,795,471	1,606,705	5,467,695	1,125,445	—	289,654	—
EQ/JPMorgan Core Bond	95,791,471	—	102,346	—	67,481,235	—	79,689	—
EQ/JPMorgan Value Opportunities	54,371,839	43,130,594	231,940	4,435,209	26,273,290	16,004,166	10,405,379	5,213,191
EQ/Large Cap Core PLUS	6,648,323	57,363,618	—	—	2,785,990	—	—	—
EQ/Large Cap Growth PLUS	3,310,306	—	209,846	—	—	—	—	—
EQ/Legg Mason Value Equity	949,996	3,718,102	79,857	4,037,210	62,242	—	230,889	208,813
EQ/Long Term Bond	50,119,521	—	9,411	—	32,129,753	—	100,806	—
EQ/Lord Abbett Growth and Income	4,916,836	7,101,374	37,522	474,657	1,937,149	853,348	437,083	912,171
EQ/Lord Abbett Large Cap Core	1,333,920	2,350,539	240,935	476,851	530,553	204,486	279,175	117,438
EQ/Lord Abbett Mid Cap Value	9,518,444	21,240,089	2,711,348	7,367,820	2,855,529	1,743,440	78,922	2,976,071
EQ/Marsico Focus	12,486,539	358,257,987	8,142,922	34,848,403	26,262,529	60,627,287	223,279	18,329
EQ/Mid Cap Value PLUS	120,539,816	339,069,176	—	—	6,133,959	163,082,728	2,780,713	27,857,283
EQ/Money Market	90,722,846	—	40,146	—	74,972,594	—	57,574	—
EQ/Montag & Caldwell Growth	678,685	—	4,624	—	565,794	—	—	—
EQ/Mutual Shares	44,654	—	—	—	110,815	—	44,403	—
EQ/Oppenheimer Global	1,591,779	—	50,128	164,416	5,730	—	57,406	—
EQ/Oppenheimer Main Street Opportunity	2,205,251	253,989	5,446	—	122,932	—	110,370	—
EQ/Oppenheimer Main Street Small Cap	1,091,895	136,702	155,497	1,569	71,343	—	144,702	—
EQ/PIMCO Real Return	40,933,638	—	33,628,778	—	14,608,631	—	1,390	—
EQ/Short Duration Bond	93,318,192	—	229,756	—	67,314,819	—	—	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

	Year Ended December 31, 2007				Year Ended December 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Small Company Index	$22,750,434	$49,461,383	$247,047	$9,458,277	$13,161,361	$43,099,220	$251,130	$4,159,869
EQ/T. Rowe Price Growth Stock	13,364,709	19,481,556	16,070	104,209	—	—	—	—
EQ/Templeton Growth	4,923,144	121,996	—	—	81,891	—	—	—
EQ/UBS Growth and Income	1,814,860	—	13,233	—	1,506,094	—	8,779	—
EQ/Van Kampen Comstock	7,652,229	9,077,591	327,334	2,143,340	6,203,314	1,133,862	324,802	478,172
EQ/Van Kampen Emerging Markets Equity	156,648,447	507,527,768	55,872,586	92,286,277	7,710,878	178,656,537	—	70,656,763
EQ/Van Kampen Mid Cap Growth	11,680,667	8,446,295	—	—	466,729	343,142	2,483,906	695,836
EQ/Van Kampen Real Estate	9,764,555	1,293,352	731,791	4,224,660	—	—	—	—

Fees Paid Indirectly:

For all Portfolios, the Trustees have approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected in the Statements of Operations. For the six months ended June 30, 2008, certain Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
All Asset Allocation	$7,472
EQ/International ETF	36,174
EQ/AllianceBernstein Common Stock	320,025
EQ/AllianceBernstein Large Cap Growth	41,447
EQ/AllianceBernstein Small Cap Growth	97,432
EQ/AllianceBernstein Value	30,796
EQ/Ariel Appreciation II	10,488
EQ/BlackRock Basic Value Equity	165,017
EQ/Capital Guardian Growth	10,816
EQ/Capital Guardian Research	67,006
EQ/Davis New York Venture	170,225
EQ/Evergreen Omega	13,029
EQ/FI Mid Cap	55,671
EQ/Franklin Income	9,366
EQ/GAMCO Mergers and Acquisitions	12,060
EQ/GAMCO Small Company Value	118,923
EQ/International Core PLUS	136,845
EQ/Large Cap Core PLUS	21,997
EQ/Large Cap Growth PLUS	33,754
EQ/Legg Mason Value Equity	31,821
EQ/Lord Abbett Growth and Income	20,490
EQ/Lord Abbett Large Cap Core	4,611
EQ/Lord Abbett Mid Cap Value	11,220
EQ/Marsico Focus	59,813

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	Amount
EQ/Mid Cap Value PLUS	$37,360
EQ/Montag & Caldwell Growth	44,713
EQ/Templeton Growth	622
EQ/UBS Growth and Income	23,455
EQ/Van Kampen Comstock	9,733
EQ/Van Kampen Mid Cap Growth	25,069

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent to certain broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment returned. The net amount earned by lending investment securities is included in the Statements of Operations as securities lending income. At June 30, 2008, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

The AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions involve risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at June 30, 2008.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with AXA Equitable (the “Manager”). With the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, EQ/International ETF Portfolio, and the Crossings Portfolios, the Management Agreements state that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. With respect to the Management Agreements for the All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, EQ/International ETF Portfolio, and the Crossings Portfolios, the Management Agreements provide that the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios and Underlying ETFs, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. For the six months ended June 30, 2008, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Allocation	0.100% of average daily net assets
EQ/Franklin Templeton Founding Strategy	0.050% of average daily net assets
EQ/International ETF	0.400% of average daily net assets
Crossings Conservative	0.100% of average daily net assets
Crossings Conservative-Plus	0.100% of average daily net assets
Crossings Moderate	0.100% of average daily net assets

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	Management Fee
Crossings Moderate-Plus	0.100% of average daily net assets
Crossings Aggressive	0.100% of average daily net assets
EQ/Bond Index	0.350% of average daily net assets
EQ/Equity 500 Index	0.250% of average daily net assets
EQ/Small Company Index	0.250% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/GAMCO Small Company Value	0.800%	0.750%	0.700%
EQ/Government Securities	0.500%	0.350%	0.300%
EQ/Long Term Bond	0.500%	0.350%	0.300%
EQ/T. Rowe Price Growth Stock	0.800%	0.750%	0.700%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/AllianceBernstein Intermediate Government Securities	0.500%	0.475%	0.450%	0.430%	0.420%
EQ/AllianceBernstein Quality Bond	0.525%	0.500%	0.475%	0.455%	0.445%
EQ/Caywood-Scholl High Yield Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/Evergreen International Bond	0.700%	0.675%	0.650%	0.630%	0.620%
EQ/JPMorgan Core Bond	0.450%	0.425%	0.400%	0.380%	0.370%
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Real Return	0.550%	0.525%	0.500%	0.480%	0.470%
EQ/Short Duration Bond	0.450%	0.425%	0.400%	0.380%	0.370%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein Common Stock	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/AllianceBernstein International	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/AllianceBernstein Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Value	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Ariel Appreciation II	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AXA Rosenberg Value Long/Short Equity	1.400%	1.350%	1.325%	1.300%	1.275%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/BlackRock International Value	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Calvert Socially Responsible	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Growth	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Evergreen Omega	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/FI Mid Cap	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Franklin Income	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Franklin Small Cap Value	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Legg Mason Value Equity	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Growth & Income	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Mid Cap Value	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Marsico Focus	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Mutual Shares	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Oppenheimer Main Street Opportunity	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Oppenheimer Main Street Small Cap	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Templeton Growth	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Van Kampen Emerging Markets Equity	1.150%	1.100%	1.075%	1.050%	1.025%
EQ/Van Kampen Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Van Kampen Real Estate	0.900%	0.850%	0.825%	0.800%	0.775%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/International Core PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Large Cap Core PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Mid Cap Value PLUS	0.550%	0.500%	0.475%	0.450%	0.425%

On behalf of the Trust, with the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, EQ/International ETF Portfolio, and the Crossings Portfolios, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

AXA Equitable serves as Administrator to the Trust. As Administrator, AXA Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. AXA Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays AXA Equitable an annual fee payable monthly per the following fee schedule:

Fixed Charge

$30,000 for each Portfolio, with the exception of the All Asset Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy, the Crossings Portfolios, and the PLUS Portfolios.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Total Trust Average Daily Net Asset Charge*

0.12% on the first $3.0 billion

0.11% on the next $3.0 billion

0.105% on the next $4.0 billion

0.10% on the next $20.0 billion

0.0975% in excess of $30.0 billion

* With the exception of the All Asset Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy, the Crossings Portfolios, and the PLUS Portfolios.

The All Asset Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy, and the Crossings Portfolios each pay an annual rate of 0.15% of average daily net assets plus a fixed charge of $35,000.

Each PLUS Portfolio pays an annual rate of $35,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus 0.15% of the Portfolio’s average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services. State Street Bank and Trust Company provides similar accounting services for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

Note 4 Custody Fees

The Trust has entered into Custody Agreements with JPMorgan Chase and Custodian Trust Company (“CTC”). The Custody Agreements provide for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets, with the exception of the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. CTC serves as the custodian for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust’s Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IB shares. This limitation will be in effect at least until April 30, 2009. The Trust’s Class IA shares are not subject to such fees.

Note 6 Transfer Agent

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the portfolios to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Note 7 Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of such Portfolios’ Class IA Shares (Class IB shares would be 0.25% higher (or 0.10% for those Portfolios indicated by a “†” in the following chart) due to the annual fee under the Trust’s Class IB Distribution Plan) are limited to:

0.10% of average daily net assets of the

All Asset Allocation Portfolio

Crossings Conservative Allocation Portfolio†

Crossings Conservative-Plus Allocation Portfolio†

Crossings Moderate Allocation Portfolio†

Crossings Moderate-Plus Allocation Portfolio†

Crossings Aggressive Allocation Portfolio†

0.15% of average daily net assets of the

EQ/Franklin Templeton Founding Strategy Portfolio

0.40% of average daily net assets of the

EQ/International ETF Portfolio

0.45% of average daily net assets of the

EQ/Bond Index Portfolio

0.60% of average daily net assets of the

EQ/JPMorgan Core Bond Portfolio

EQ/Short Duration Bond Portfolio

EQ/Small Company Index Portfolio

0.65% of average daily net assets of the

EQ/PIMCO Real Return Portfolio

0.70% of average daily net assets of the

EQ/AllianceBernstein Value Portfolio

EQ/BlackRock Basic Value Equity Portfolio

EQ/Capital Guardian Growth Portfolio

EQ/Capital Guardian Research Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

0.75% of average daily net assets of the

EQ/Caywood-Scholl High Yield Bond Portfolio

EQ/FI Mid Cap Portfolio

EQ/Government Securities Portfolio

EQ/Legg Mason Value Equity Portfolio

EQ/Long Term Bond Portfolio

EQ/Lord Abbett Growth and Income Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/AllianceBernstein Large Cap Growth Portfolio

EQ/Boston Advisors Equity Income Portfolio

EQ/Calvert Socially Responsible Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

EQ/UBS Growth and Income Portfolio

EQ/Van Kampen Mid Cap Growth Portfolio

0.85% of average daily net assets of the

EQ/AllianceBernstein International Portfolio

EQ/International Core PLUS Portfolio

0.90% of average daily net assets of the

EQ/Ariel Appreciation II Portfolio

EQ/Evergreen International Bond Portfolio

EQ/Evergreen Omega Portfolio

EQ/Marsico Focus Portfolio

EQ/Montag & Caldwell Growth Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

1.00% of average daily net assets of the

EQ/BlackRock International Value Portfolio

1.01% of average daily net assets of the

EQ/Van Kampen Real Estate Portfolio

1.05% of average daily net assets of the

EQ/Davis New York Venture Portfolio

EQ/Franklin Income Portfolio

EQ/Franklin Small Cap Value Portfolio

EQ/GAMCO Small Company Value Portfolio

EQ/Mutual Shares Portfolio

EQ/Oppenheimer Main Street Opportunity Portfolio

EQ/Oppenheimer Main Street Small Cap Portfolio

1.10% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

EQ/Templeton Growth Portfolio

1.20% of average daily net assets of the

EQ/GAMCO Mergers and Acquisitions Portfolio

1.30% of average daily net assets of the

EQ/International Growth Portfolio

1.55% of average daily net assets of the

EQ/Van Kampen Emerging Markets Equity Portfolio

1.74% of average daily net assets of the

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a “†” in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2008, the Manager received a total of $114,856 in reimbursement for all of the Portfolios within the Trust. At June 30, 2008,

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	Amount Eligible through						Total Eligible for Reimbursement
	2008	2009	2010	2011	2012	2013
All Asset Allocation†	$345,027	$1,039,115	$960,420	$438,194	$—	$—	$2,782,756
EQ/Franklin Templeton Founding Strategy†	—	—	673,044	1,180,992	—	—	1,854,036
EQ/International ETF†	—	67,272	99,523	56,990	—	—	233,785
Crossings Conservative Allocation†	—	—	—	57,958	—	—	57,958
Crossings Conservative-Plus Allocation†	—	—	—	57,956	—	—	57,956
Crossings Moderate Allocation†	—	—	—	57,955	—	—	57,955
Crossings Moderate-Plus Allocation†	—	—	—	57,953	—	—	57,953
Crossings Aggressive Allocation†	—	—	—	57,955	—	—	57,955
EQ/AllianceBernstein International†	35,683	1,045,387	1,390,356	600,362	—	—	3,071,788
EQ/AllianceBernstein Large Cap Growth†	804,812	1,849,896	1,741,446	824,054	—	—	5,220,208
EQ/AllianceBernstein Value†*	—	—	461,972	500,936	337,846	—	1,300,754
EQ/Ariel Appreciation II†	84,650	85,294	65,395	36,488	—	—	271,827
EQ/BlackRock International Value	—	—	—	146,307	32,212	104,164	282,683
EQ/Bond Index†	15,635	38,256	100,312	67,985	—	—	222,188
EQ/Boston Advisors Equity Income†	62,863	288,916	420,627	217,229	—	—	989,635
EQ/Calvert Socially Responsible†	9,764	41,527	70,345	33,658	—	—	155,294
EQ/Capital Guardian Growth	105,114	101,921	94,423	272,496	415,984	218,631	1,208,569
EQ/Capital Guardian Research†	26,450	526,956	991,819	559,887	—	—	2,105,112
EQ/Caywood-Scholl High Yield Bond†	146,764	62,793	21,700	32,299	—	—	263,556
EQ/Evergreen Omega	—	49,808	84,888	25,579	—	—	160,275
EQ/FI Mid Cap†	—	622,039	1,036,981	557,886	—	—	2,216,906
EQ/Franklin Small Cap Value†	—	58,929	71,672	46,266	—	—	176,867
EQ/Government Securities†	—	—	—	5,691	—	—	5,691
EQ/International Core PLUS†	262,345	658,474	442,276	81,818	—	—	1,444,913
EQ/JPMorgan Value Opportunities	—	—	—	98,825	248,506	138,301	485,632
EQ/Large Cap Core PLUS	9,944	—	—	114,703	146,780	118,886	390,313
EQ/Large Cap Growth PLUS	—	—	—	—	34,013	56,902	90,915
EQ/Legg Mason Value Equity†	83,988	117,218	161,697	74,853	—	—	437,756
EQ/Lord Abbett Growth and Income†	74,215	134,994	145,834	98,168	—	—	453,211
EQ/Lord Abbett Large Cap Core†	90,821	114,938	92,648	55,173	—	—	353,580
EQ/Lord Abbett Mid Cap Value†	68,289	120,320	182,596	108,431	—	—	479,636
EQ/Marsico Focus†	116,522	1,701,514	3,153,976	1,743,808	—	—	6,715,820
EQ/Mid Cap Value PLUS	—	—	—	—	16,388	91,065	107,453
EQ/Montag & Caldwell Growth†	—	—	6,554	4,112	—	—	10,666
EQ/Mutual Shares†	—	65,867	158,880	185,968	—	—	410,715
EQ/Oppenheimer Global†	—	63,288	345,977	182,650	—	—	591,915

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	Amount Eligible through						Total Eligible for Reimbursement
	2008	2009	2010	2011	2012	2013
EQ/Oppenheimer Main Street Opportunity†	$—	$63,541	$96,077	$122,673	$—	$—	$282,291
EQ/Oppenheimer Main Street Small Cap†	—	65,666	205,016	220,912	—	—	491,594
EQ/PIMCO Real Return†	331,851	776,946	340,134	154,057	—	—	1,602,988
EQ/T. Rowe Price Growth Stock†	—	70,566	146,409	86,005	—	—	302,980
EQ/Templeton Growth†	—	54,826	135,135	33,540	—	—	223,501
EQ/UBS Growth and Income†	38,516	165,722	247,986	123,046	—	—	575,270
EQ/Van Kampen Comstock†	55,457	121,881	160,436	93,403	—	—	431,177
EQ/Van Kampen Mid Cap Growth†	68,302	103,619	143,892	121,701	—	—	437,514
EQ/Van Kampen Real Estate†	—	—	170,517	124,580	—	—	295,097

* Prior to May 23, 2007, the Portfolio was eligible to reimburse the Manager for the prior five fiscal years.

The All Asset Allocation Portfolio invests in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other investment companies (“Underlying ETFs”). Therefore, the All Asset Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the Underlying ETFs and the investment return of the All Asset Allocation Portfolio is reduced by each Underlying Portfolio’s and each Underlying ETF’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the All Asset Allocation Portfolio’s investments in Underlying Portfolios and Underlying ETFs is:

Portfolio:	Range of Expenses
All Asset Allocation	0.85% to 1.10%

Thus, the net expense ratio of the Class IB shares of the All Asset Allocation Portfolio, including the All Asset Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IB
All Asset Allocation	1.20% to 1.45%

Absent the Expense Limitation Agreement of the All Asset Allocation Portfolio, the total expense ratio of the Class IB shares of the All Asset Allocation Portfolio would range from:

Portfolio:	Class IB
All Asset Allocation	1.42% to 1.67%

The Crossings Portfolios invest in shares of Underlying Portfolios. Therefore, each of the Crossings Portfolios, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each of the Crossings Portfolios are reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each of the Crossings Portfolios’ investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
Crossings Conservative Allocation	0.40% to 0.65%
Crossings Conservative-Plus Allocation	0.40% to 0.65%
Crossings Moderate Allocation	0.45% to 0.70%
Crossings Moderate-Plus Allocation	0.45% to 0.70%
Crossings Aggressive Allocation	0.45% to 0.70%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Thus, the net expense ratio of the Class IA and Class IB shares of each of the Crossings Portfolios, including the Crossings Portfolios’ direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
Crossings Conservative Allocation	0.50% to 0.75%	0.60% to 0.85%
Crossings Conservative-Plus Allocation	0.50% to 0.75%	0.60% to 0.85%
Crossings Moderate Allocation	0.55% to 0.80%	0.65% to 0.90%
Crossings Moderate-Plus Allocation	0.55% to 0.80%	0.65% to 0.90%
Crossings Aggressive Allocation	0.55% to 0.80%	0.65% to 0.90%

Absent the Expense Limitation Agreement of the Crossings Portfolios, the total expense ratio of the Class IA and Class IB shares of the Crossings Portfolios would range from:

Portfolios:	Class IA	Class IB
Crossings Conservative Allocation	59.58% to 59.83%	59.68% to 59.93%
Crossings Conservative-Plus Allocation	60.29% to 60.54%	60.39% to 60.64%
Crossings Moderate Allocation	60.82% to 61.07%	60.92% to 61.17%
Crossings Moderate-Plus Allocation	61.69% to 61.94%	61.79% to 62.04%
Crossings Aggressive Allocation	61.24% to 61.49%	61.34% to 61.59%

The EQ/Franklin Templeton Founding Strategy Portfolio invests exclusively in shares of Underlying Portfolios managed by AXA Equitable. Therefore, the EQ/Franklin Templeton Founding Strategy Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/Franklin Templeton Founding Strategy Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the EQ/Franklin Templeton Founding Strategy Portfolio’s investments in Underlying Portfolios is:

Portfolio:	Range of Expenses
EQ/Franklin Templeton Founding Strategy	0.90% to 1.15%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Founding Strategy Portfolio, including the EQ/Franklin Templeton Founding Strategy Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Founding Strategy	0.90% to 1.15%	1.15% to 1.40%

Absent the Expense Limitation Agreement of the EQ/Franklin Templeton Founding Strategy Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Founding Strategy Portfolio would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Founding Strategy	1.14% to 1.39%	1.39% to 1.64%

The EQ/International ETF Portfolio invests primarily in Underlying ETFs. Therefore, the EQ/International ETF Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the EQ/International ETF Portfolio is reduced by each Underlying ETF’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the EQ/International ETF Portfolio’s investments in Underlying ETFs is:

Portfolios:	Range of Expenses
EQ/International ETF	0.40% to 0.65%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/International ETF Portfolio, including the EQ/International ETF Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
EQ/International ETF	0.80% to 1.05%	1.05% to 1.30%

Absent the Expense Limitation Agreement of the EQ/International ETF Portfolio, the total expense ratio of the Class IA shares and the Class IB shares of the EQ/International ETF Portfolio would range from:

Portfolios:	Class IA	Class IB
EQ/International ETF	1.29% to 1.54%	1.54% to 1.79%

The PLUS Portfolios invest approximately 10% of net assets in shares of Underlying ETFs. Therefore, the PLUS Portfolios, in addition to their own expenses such as management fees, bear their pro-rata share of the fees and expenses incurred by the Underlying ETFs and the investment returns of the PLUS Portfolios are reduced by each Underlying ETFs’ expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the PLUS Portfolios’ investments in Underlying ETFs is:

Portfolios:	Range of Expenses
EQ/International Core PLUS	0.00% to 0.25%
EQ/Large Cap Core PLUS	0.00% to 0.25%
EQ/Large Cap Growth PLUS	0.00% to 0.25%
EQ/Mid Cap Value PLUS	0.00% to 0.25%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the PLUS Portfolios, including the PLUS Portfolios’ direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
EQ/International Core PLUS	0.85% to 1.10%	1.10% to 1.35%
EQ/Large Cap Core PLUS	0.70% to 0.95%	0.95% to 1.20%
EQ/Large Cap Growth PLUS	0.70% to 0.95%	0.95% to 1.20%
EQ/Mid Cap Value PLUS	0.75% to 1.00%	1.00% to 1.25%

Absent the Expense Limitation Agreement of the PLUS Portfolios, the total expense ratio of the Class IA shares and the Class IB shares of the PLUS Portfolios would range from:

Portfolios:	Class IA	Class IB
EQ/International Core PLUS	0.85% to 1.10%	1.10% to 1.35%
EQ/Large Cap Core PLUS	0.80% to 1.05%	1.05% to 1.30%
EQ/Large Cap Growth PLUS	0.71% to 0.96%	0.96% to 1.21%
EQ/Mid Cap Value PLUS	0.76% to 1.01%	1.01% to 1.26%

Note 8    Trustees Deferred Compensation Plan

A deferred compensation plan (the “Deferred Compensation Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Deferred Compensation Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Deferred Compensation Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2008, the total amount deferred by the Trustees participating in the Deferred Compensation Plan was $558,564 for all the Portfolios within the Trust.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Note 9    Percentage of Ownership by Affiliated Portfolios

At June 30, 2008, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
Crossings Conservative Allocation	100.00%
Crossings Conservative-Plus Allocation	100.00
Crossings Moderate Allocation	100.00
Crossings Moderate-Plus Allocation	100.00
Crossings Aggressive Allocation	71.90
EQ/AllianceBernstein Common Stock	0.11
EQ/AllianceBernstein Intermediate Government Securities	0.02
EQ/AllianceBernstein International	0.01
EQ/AllianceBernstein Large Cap Growth	0.02
EQ/AllianceBernstein Quality Bond	—#
EQ/AllianceBernstein Small Cap Growth	0.01
EQ/AllianceBernstein Value	—#
EQ/Ariel Appreciation II	5.21
EQ/AXA Rosenberg Equity Long/Short	0.03
EQ/BlackRock Basic Value	—#
EQ/BlackRock International Equity	0.01
EQ/Boston Advisors Equity Income	0.04
EQ/Calvert Socially Responsible	0.41
EQ/Capital Guardian Growth	0.04
EQ/Capital Guardian Research	0.01
EQ/Caywood-Scholl High Yield Bond	—#
EQ/Davis New York Venture	—#
EQ/Equity 500 Index	0.01
EQ/Evergreen Omega	0.15
EQ/FI Mid Cap	0.02
EQ/Franklin Income	0.01
EQ/Franklin Small Cap Value	0.12
EQ/GAMCO Mergers & Acquisitions	0.02
EQ/International Core PLUS	0.01
EQ/JPMorgan Core Bond	—#
EQ/JPMorgan Value Opportunities	0.02
EQ/Large Cap Core PLUS	0.05
EQ/Large Cap Growth PLUS	0.02
EQ/Legg Mason Value Equity	1.48
EQ/Long Term Bond	—#
EQ/Lord Abbett Growth & Income	—#
EQ/Lord Abbett Large Cap Core	3.26
EQ/Lord Abbett Mid Cap Value	0.11
EQ/Mid Cap Value PLUS	—#
EQ/Marsico Focus	0.01
EQ/Money Market	0.02
EQ/Montag & Caldwell Growth	0.02

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	Percentage of Ownership
EQ/Mutual Shares	1.47%
EQ/Oppenheimer Global	3.38
EQ/Oppenheimer Main Street Opportunity	19.53
EQ/Oppenheimer Main Street Small Cap	11.81
EQ/Small Company Index	0.05
EQ/T. Rowe Price Growth Stock	0.03
EQ/Templeton Growth	—#
EQ/UBS Growth and Income	0.02
EQ/Van Kampen Comstock	—#
EQ/Van Kampen Mid Cap Growth	—#

# Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, Crossings Portfolios, and the AXA Allocation Portfolios and Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by AXA Equitable. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, the EQ/Franklin Templeton Founding Strategy Portfolio, each Crossings Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2008.

Portfolios:	All Asset Allocation	EQ/ Franklin Templeton Founding Strategy
EQ/AllianceBernstein Quality Bond	0.46%	—%
EQ/AllianceBernstein Value	0.19	—
EQ/AXA Rosenberg Value Long/Short Equity	8.69	—
EQ/BlackRock Basic Value Equity	0.67	—
EQ/BlackRock International Value	0.64	—
EQ/Davis New York	0.79	—
EQ/Evergreen International Bond	0.50	—
EQ/Franklin Income	—	37.07
EQ/Franklin Small Cap Value	2.31	—
EQ/GAMCO Mergers and Acquisitions	4.84	—
EQ/GAMCO Small Company Value	0.82	—
EQ/International Core PLUS	1.76	—
EQ/JPMorgan Core Bond	0.14	—
EQ/Long Term Bond	1.01	—
EQ/Marsico Focus	0.57	—
EQ/Mutual Shares	—	52.06
EQ/PIMCO Real Return	0.66	—
EQ/Short Duration Bond	0.60	—
EQ/Templeton Growth	—	56.45
EQ/Van Kampen Emerging Markets Equity	0.45	—
EQ/Van Kampen Real Estate	2.00	—
Multimanager Aggressive Equity	0.30	—
Multimanager Core Bond	0.47	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	All Asset Allocation	EQ/ Franklin Templeton Founding Strategy
Multimanager High Yield	0.19%	—%
Multimanager International Equity	0.29	—
Multimanager Large Cap Core Equity	1.54	—
Multimanager Large Cap Value	0.62	—
Multimanager Mid Cap Growth	0.36	—
Multimanager Mid Cap Value	0.60	—
Multimanager Small Cap Growth	0.87	—
Multimanager Small Cap Value	0.03	—

Portfolios:	Crossings Conservative Allocation	Crossings Conservative- Plus Allocation	Crossings Moderate Allocation	Crossings Moderate- Plus Allocation	Crossings Aggressive Allocation
EQ/International ETF	0.01%	0.02%	0.02%	0.02%	0.04%
EQ/Bond Index	0.17	0.11	0.09	0.08	0.03
EQ/Equity 500 Index	—#	—#	—#	—#	—#
EQ/Evergreen International Bond	—#	—#	—#	—	—
EQ/International Core PLUS	—#	—#	—#	—#	—#
EQ/Large Cap Core PLUS	—#	—#	0.01	0.01	0.02
EQ/Large Cap Growth PLUS	—#	—#	—#	—#	—#
EQ/Mid Cap Value PLUS	—#	—#	—#	—#	—#
EQ/PIMCO Real Return	—#	—#	—#	—	—
EQ/Small Company Index	—	—#	—#	—#	—#
EQ/Van Kampen Emerging Markets	—	—#	—#	—#	—#
Multimanager High Yield	—#	—#	—#	—	—

# Percentage of ownership is less than 0.005%.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein Quality Bond	0.83%	1.54%	43.15%	13.08%	2.10%
EQ/AllianceBernstein Value	0.35	0.95	7.37	12.31	4.61
EQ/BlackRock Basic Value Equity	0.76	2.23	20.83	30.00	9.99
EQ/BlackRock International Value	0.27	0.95	8.24	19.23	10.20
EQ/Davis New York Venture	0.84	2.95	20.67	29.64	15.55
EQ/Evergreen International Bond	5.30	6.97	46.85	—	—
EQ/Franklin Small Cap Value	—	4.17	21.88	34.61	16.83
EQ/GAMCO Small Company Value	—	1.41	11.39	13.53	6.22
EQ/International Core PLUS	0.43	1.47	13.09	20.27	7.58

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/JPMorgan Core Bond	0.76%	1.12%	4.46%	7.07%	1.17%
EQ/Long Term Bond	7.23	8.04	31.33	38.31	—
EQ/Marsico Focus	0.59	1.56	12.77	20.35	7.85
EQ/Money Market	—#	—#	—#	—	—
EQ/PIMCO Real Return	3.52	4.52	22.80	16.97	2.04
EQ/Short Duration Bond	11.75	11.94	36.62	33.76	—
EQ/Van Kampen Emerging Markets Equity	0.26	0.44	8.17	12.00	3.68

# Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	31.92%	34.01%	16.37%	8.77%
EQ/Bond Index	26.39	14.82	2.87	—
EQ/Equity 500 Index	0.56	0.68	0.34	0.18
EQ/Small Company Index	0.55	0.64	0.29	0.16
EQ/Van Kampen Emerging Markets Equity	0.13	0.13	0.06	0.03

Note 10 New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Note 11 Substitution and Reorganization Transactions

On or about May 25, 2007, the EQ/Capital Guardian International Portfolio converted to a multimanaged Portfolio and the name change to MarketPLUS International Core Portfolio. In addition, Capital Guardian Trust Company was replaced as the sub-adviser and AXA Equitable, Mellon, and Wentworth were added as sub-advisers.

On or about May 25, 2007, the EQ/MFS Investors Trust Portfolio converted to a multi-managed portfolio and the name changed to MarketPLUS Large Cap Core Portfolio. In addition, MFS Investment Management was replaced as the sub-adviser and AXA Equitable, Mellon, and Institutional Capital LLC were added as sub-advisers.

On or about May 25, 2007, the EQ/FI Mid Cap Value Portfolio converted to a multi-managed portfolio and the name changed to MarketPLUS Mid Cap Value Portfolio. In addition, Fidelity Management & Research Company was replaced as the sub-adviser and AXA Equitable, Mellon, and Wellington were added as sub-advisers.

On or about May 25, 2007, the EQ/MFS Emerging Growth Portfolio converted to a multi-managed portfolio and the name changed to MarketPLUS Large Cap Growth Portfolio. In addition, MFS Investment Management & Research Company was replaced as the sub-adviser and AXA Equitable, Mellon, and Marsico were added as sub-advisers.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

After the close of business on May 25, 2007, the EQ/Small Company Growth Portfolio merged into Multimanager Small Cap Growth Portfolio of the AXA Premier VIP Trust.

After the close of business on May 25, 2007, the EQ/Small Company Value Portfolio merged into Multimanager Small Cap Value Portfolio of the AXA Premier VIP Trust.

On or about May 25, 2007, the EQ/Mercury Basic Value Equity Portfolio changed its name to EQ/BlackRock Basic Value Equity Portfolio.

On or about May 25, 2007, the EQ/Mercury International Value Portfolio changed its name to EQ/BlackRock International Value Portfolio.

After the close of business July 6, 2007, the EQ/TCW Equity Portfolio acquired the net assets of the EQ/Janus Large Cap Growth Portfolio pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange resulting in the EQ/TCW Equity Portfolio issuing 49,277 Class IA shares and 15,649,256 Class IB shares (valued at $1,145,616 and $363,177,199 respectively) in exchange for Class IA shares and Class IB shares of the EQ/Janus Large Cap Growth Portfolio. EQ/Janus Large Cap Growth Portfolio’s net assets at that date of $364,322,815, including $55,864,520 of unrealized appreciation, were combined with those of EQ/TCW Equity Portfolio. Also, the sub-adviser, TCW Investment Management Company was replaced by T. Rowe Price Associates, Inc. and the Portfolio’s name changed to EQ/T. Rowe Price Growth Stock Portfolio. Prior to the combination, the net assets of the Portfolio totaled $245,629,719. Immediately after the combination, the net assets of the Portfolio totaled $609,952,534.

After the close of business July 6, 2007, EQ/Capital Guardian Research Portfolio acquired the net assets of the EQ/Capital Guardian U.S. Equity Portfolio pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Capital Guardian Research Portfolio issuing 778,805 Class IA shares and 83,568,318 Class IB shares (valued at $11,748,768 and $1,260,059,081 respectively) in exchange for Class IA shares and Class IB shares of the EQ/Capital Guardian U.S. Equity Portfolio. EQ/Capital Guardian U.S. Equity Portfolio’s net assets at that date of $1,271,807,849, including $228,821,600 of unrealized appreciation, were combined with those of EQ/Capital Guardian Research Portfolio. Prior to the combination, the net assets of the Portfolio totaled $1,072,297,822. Immediately after the combination, the net assets of the Portfolio totaled $2,344,105,671.

After the close of business on July 6, 2007, the net assets of the EQ/Wells Fargo Montgomery Small Cap Portfolio merged into Multimanager Small Cap Growth Portfolio of the AXA Premier VIP Trust.

On or about July 6, 2007, the EQ/Enterprise Moderate Allocation Portfolio changed its name to All Asset Allocation Portfolio.

After the close of business August 17, 2007, EQ/AllianceBernstein Value Portfolio acquired the net assets of the EQ/AllianceBernstein Growth & Income Portfolio pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange resulting in the EQ/AllianceBernstein Value Portfolio issuing 91,295,958 Class IA shares and 95,845,374 Class IB shares (valued at $1,488,517,275 and $1,559,197,003 respectively) in exchange for Class IA shares and Class IB shares of the EQ/AllianceBernstein Growth & Income Portfolio. EQ/AllianceBernstein Growth & Income Portfolio’s net assets at that date of $3,047,714,278, including $478,057,927 of unrealized appreciation, were combined with those of EQ/AllianceBernstein Value Portfolio. Prior to the combination, the net assets of the Portfolio totaled $4,602,226,100. Immediately after the combination, the net assets of the Portfolio totaled $7,649,940,378.

After the close of business on August 17, 2007, the EQ/Van Kampen Real Estate Portfolio received an in-kind transfer of securities from non-affiliated portfolios in the amount of $822,530,922, in exchange for Class IA Shares of the Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2008 (Unaudited)

Note 12 Subsequent Events

At a meeting held on July 8-9, 2008, the Board of Trustees of the Trust approved revisions to the expense limitation arrangements between the Trust and the Manager. In particular, the Board approved (1) the elimination of the expense limitation arrangements for eleven portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for fifteen portfolios of the Trust.

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/BlackRock Basic Value Equity Portfolio, EQ/Davis New York Venture Portfolio, EQ/Evergreen International Bond Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Growth Portfolio, EQ/JPMorgan Core Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.

In addition, the Manager has agreed to revise the Expense Limitation Agreement with respect to certain Portfolios. Effective on or about October 1, 2008, the Manager has agreed to limit the expenses of the following Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination to this arrangement), so that the total annual operating expenses of such Portfolios’ Class IA shares (Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Class IB Distribution Plan) are limited to:

0.70% of average daily net assets of the

EQ/PIMCO Real Return Portfolio

0.72% of average daily net assets of the

EQ/Capital Guardian Research Portfolio

0.75% of average daily net assets of the

EQ/AllianceBernstein Value Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

0.80% of average daily net assets of the

EQ/Caywood-Scholl High Yield Portfolio

EQ/Mid Cap Value PLUS Portfolio

0.85% of average daily net assets of the

EQ/FI Mid Cap Portfolio

EQ/Van Kampen Mid Cap Growth Portfolio

0.90% of average daily net assets of the

EQ/AllianceBernstein International Portfolio

EQ/Calvert Socially Responsible Portfolio*

0.95% of average daily net assets of the

EQ/Montag & Cladwell Growth Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

1.05% of average daily net assets of the

EQ/BlackRock International Value Portfolio

* Effective November 3, 2008.

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

At a regularly scheduled meeting of the Board of Trustees of EQ Advisors Trust (the “Trust”) on March 5, 2008, the Trust’s Board of Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (“Independent Trustees”), unanimously approved an Investment Advisory Agreement (the “Agreement”) between AXA Equitable Life Insurance Company, the Trust’s investment manager (the “Manager”), and Montag & Caldwell, Inc. (“Adviser”), the investment sub-adviser for the EQ/Montag & Caldwell Growth Portfolio (the “Portfolio”). The Adviser has served as the sub-adviser for the Portfolio since its inception. The Trust’s Board of Trustees considered the approval of the Agreement in connection with a change of control of the Adviser. The effective date of the new Agreement was March 31, 2008.

In approving the Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio. The Board further considered factors it deemed relevant with respect to the Portfolio, including: (1) the nature, quality and extent of the services provided to the Portfolio by the Adviser and its affiliates; (2) the performance of the Portfolio and comparable accounts advised by the Adviser as compared to a peer group and an appropriate benchmark; (3) the level of the proposed sub-advisory fee; (4) the anticipated effect of growth and size on the Portfolio’s expenses; and (5) the “fall out” benefits realized by the Adviser and its affiliates (i.e., any direct or indirect benefits derived by the Adviser and its affiliates from their relationships with the Trust). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the approval was made, from the Manager and the Adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the Agreement. The Board received, and primarily considered, the most current information available at the time of the meeting and also took into account the totality of the performance, fee, expense and other information regarding the Portfolio provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreement.

The Board, in examining the nature and quality of the services provided by the Adviser, considered the Adviser’s experience in serving as an investment adviser for the Portfolio and for accounts similar to the Portfolio and whether the sale of the Adviser’s parent company would impact the quality or level of services provided by the Adviser or the identity of the personnel providing those services. The Board also considered the responsibilities that the Adviser has to the Portfolio. In particular, the Board considered that the Adviser is responsible for making investment decisions on behalf of the Portfolio, placing all orders for the purchase and sale of investments for the Portfolio with brokers or dealers and performing related administrative functions. In addition, the Board reviewed requested information regarding, among other things, the Adviser’s investment process and the background of the portfolio manager of the Adviser who provides services to the Portfolio. The Board also reviewed information regarding the Adviser’s compliance program and its results, information regarding the financial condition of the Adviser and information regarding any changes at the Adviser that would take place as a result of the sale of the Adviser’s parent company.

The Board also received and considered information regarding the short-, intermediate- and long-term performance of the Portfolio and of comparable accounts advised by the Adviser relative to an appropriate peer group and benchmark. The Board generally considered long-term performance to be more important in its evaluation than short-term performance. The Board noted that the Portfolio outperformed its benchmark (the Russell 1000 Growth Index) for the one-year, three-year and since inception periods ended December 31, 2007, but underperformed its benchmark for the five-year period ended on that date. The Board also noted that the Portfolio outperformed the average of its Lipper peer group for the one- and three-year periods ended on December 31, 2007, but underperformed the average of the Lipper peer group for the five-year and since inception periods ended on that date. The Board also considered that the Adviser’s composite of comparable accounts outperformed the Russell 1000 Growth Index for the one-, three- and ten-year periods ended December 31, 2007, but underperformed that index for the five-year period ended on that date.

The Board also reviewed the advisory fee schedule under the Agreement and noted that the Adviser was not proposing any changes to the fee. The Board also noted that the fee schedule includes breakpoints that reduce the advisory fee as the Portfolio’s assets increase. In connection with its evaluation of the fees payable under the Agreement, the Board determined that the Manager’s management fee and profitability and the Portfolio’s overall expense ratios generally were more significant to its evaluation of the fees and expenses of the Portfolio than the Adviser’s fees, costs and profitability. The Board also noted that the Manager’s management fee schedule for the Portfolio and the overall expense ratios of the Portfolio would not change as a result of the approval of the Agreement with the Adviser.

As part of its evaluation of the Adviser’s compensation, the Board also considered other benefits that may be realized by the Adviser and its affiliates from their relationships with the Trust. The Board noted that the Adviser, through its relationship as an Adviser to the Portfolio, may engage in soft dollar transactions. The Board received information regarding the Adviser’s procedures for executing portfolio transactions for the Portfolio and the Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that the Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. Finally, the Board recognized that the Adviser or its affiliates may sell, and earn sales commissions and other compensation with respect to, insurance products issued by the Manager or its affiliates and that the proceeds of those sales may be invested in the Portfolio.

Based on these considerations, the Board was satisfied, with respect to the Adviser and the Portfolio, that (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Adviser’s services, (2) the Adviser’s compensation is fair and reasonable, (3) the Adviser’s advisory fee schedule reflects economies of scale that may be realized as the assets of the Portfolio increase, and (4) the performance of the Portfolio and the Adviser’s comparable accounts has been reasonable in relation to the performance of a relevant benchmark and peer group for the periods for which information was provided. Based on the foregoing and the more detailed information provided at the meeting, the Board, including the Independent Trustees, unanimously approved the Agreement.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee, Chairman, President and Chief Executive Officer	Trustee Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present, President from December 2002 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	86	None

James (Jamie) Shepherdson* 1290 Avenue of the Americas New York, New York 10104 (55)	Trustee	From November 2005 to present	From August 2005 to present, Executive Vice President of AXA Financial and President of AXA Distributors. Prior to July 2005, he served as CEO of John Hancock Funds from 2002 to July 2005; prior thereto he served as Co-CEO of MetLife Investors Group, a subsidiary of MetLife from 2000 to 2002.	64	None
*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, The 787 Fund, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (69)	Trustee	From March 2000 to present	Retired. 1996, Vice-Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	64	None

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (61)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	64	From 1997 to present, Director, Old Mutual Funds II (23 portfolios); from 1997 to present, Director, Old Mutual Insurance Series Fund (8 portfolios).

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (76)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	64	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (72)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm)	64	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Partners LLC

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (63)	Trustee	From March 1997 to present	From 2006 to 2007, Senior Counselor for APCO Worldwide (global communications consulting) and a member of its International Advisory Counsel. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	64	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (65)	Trustee	From March 1997 to present	Retired. From 1997 to 2005, Consultant/ Director and from 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	64	From 1997 to present, Director, LoJack Corporation

Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (55)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	64	None
*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, The 787 Fund, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from December 2002 to present	From July 1999 to present, Senior Vice President of AXA Equitable; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (52)	Vice President, Secretary	From July 1999 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Equitable; July 1999 to May 2003, Vice President and Counsel of AXA Equitable.

Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (40)	Chief Financial Officer and Treasurer	From June 2007 to present	From February 2003 to present, Vice President of AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Equitable.

Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.

James Kelly 1290 Avenue of the Americas, New York, New York 10104 (40)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (46)	Vice President	From July 1999 to present	From February 2001 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.

Carla Price 1290 Avenue of the Americas, New York, New York 10104 (31)	Assistant Controller	From March 2007 to present	From February 2004 to present, Assistant Vice President of AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Equitable; from October 2000 to January 2003, Senior Fund Administrator of AXA Equitable.
*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (32)	Vice President and Assistant Secretary	From September 2006 to present	From May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008 Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.

Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York (33)	Vice President and Assistant Secretary	From December 2007 to present	From September 2007 to present, Counsel of AXA Equitable; from March 2005 to September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP; and from September 2003 to August 2004, Judicial Law Clerk, Honorable Stanley R. Chesler, U.S. District Judge for the District of New Jersey.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (37)	Chief Compliance Officer, Vice President and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from June 2007; Vice President and AML Compliance Officer from November 2005 to Present	From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s Funds Management Group; from August 2005 to June 2007, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s Funds Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (33)	Assistant AML Compliance Officer	From November 2005 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to September 2007, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, Alliance Bernstein L.P.

Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (45)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.
*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not required.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this

Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002—filed herewith.

(b)	Certificationspursuant to Section 906 of the Sarbanes-Oxley Act of 2002—filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
Steven M. Joenk President and Chief Executive Officer August 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer August 31, 2008

/s/ Brian Walsh
Brian Walsh Chief Financial Officer August 31, 2008